      FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2014
                 REGISTRATION NO. 333-96577 INVESTMENT COMPANY ACT NO. 811-5438

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                             POST-EFFECTIVE NO. 58

                                      and

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 197

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (EXACT NAME OF REGISTRANT)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (NAME OF DEPOSITOR)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                (203) 926-1888
                        (DEPOSITOR'S TELEPHONE NUMBER)

                               -----------------

                              J. MICHAEL LOW, ESQ
                               LOW & COHEN, PLLC
                       2999 NORTH 44TH STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                               SHELTON, CT 06484
                                (973) 802-3716

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                 A Prudential Financial Company
                                One Corporate Drive, Shelton, Connecticut 06484

 ADVANCED SERIES ADVISOR PLAN/SM/ III ("ASAP III/SM/")
 ADVANCED SERIES APEX II/SM/ ("APEX II/SM/")
 ADVANCED SERIES XTRA CREDIT SIX/SM/ ("ASXT6/SM/") OR ("XT6")
 ADVANCED SERIES LIFEVEST II/SM/ ("ASL II/SM/")

 Flexible Premium Deferred Annuities

 PROSPECTUS: APRIL 30, 2014


 This prospectus describes four different flexible premium deferred annuities (the "Annuities" or the "Annuity") issued by Prudential Annuities Life Assurance Corporation ("Prudential Annuities(R)", "we", "our", or "us"). If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered for new sales. These Annuities were offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This Prospectus describes the important features of the Annuities. The Prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts and basic death benefit protection. There may also be differences in the compensation paid to your Financial Professional for each Annuity. Differences in compensation among different annuity products could influence a Financial Professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may not make available or may not recommend to their customers certain of the optional features and investment options offered generally under the Annuity. Alternatively, such firms may restrict the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not offer all the Annuities described in this prospectus and/or may impose restrictions on the availability of the Annuity based on certain criteria. Please speak to your Financial Professional for further details. Each annuity or certain of its investment options and/or features may not be available in all states. For some of the variations specific to Annuities approved for sale by the New York State Insurance Department, see Appendix G. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Prudential Annuities. Certain terms are capitalized in this Prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the XT6 annuity grants credits with respect to your purchase payments, the expenses of the XT6 annuity may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the XT6 annuity may be more than offset over time by the additional fees and charges associated with the credit.

 THE SUB-ACCOUNTS

 Each Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B invests in an underlying mutual fund portfolio. Prudential Annuities Life Assurance Corporation Variable Account B is a separate account of Prudential Annuities, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the following underlying mutual funds are being offered: AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Advanced Series Trust, Nationwide Variable Insurance Trust, ProFunds VP, The Prudential Series Fund, and Wells Fargo Variable Trust. See the following page for the complete list of Sub-accounts.


 PLEASE READ THIS PROSPECTUS
 Please read this prospectus and the current prospectus for the underlying mutual funds. Keep them for future reference.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below--see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see "How to Contact Us" later in this prospectus for our Service Office Address.

 In compliance with U.S. law, Prudential Annuities Life Assurance Corporation delivers this prospectus to current contract owners that reside outside of the United States.


 These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Money Market Sub-account.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ADVANCED SERIES ADVISOR PLAN/SM/ III, APEX II/SM/, XTRA CREDIT/(R)/ AND LIFEVEST II/SM/ ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-888-PRU-2888


               Prospectus Dated: April   Statement of Additional
               30, 2014                       Information Dated:
               COREPROS                           April 30, 2014
                                             ASAP3SAI, APEX2SAI,
                                                 XT6SAI, ASL2SAI


  PLEASE SEE OUR IRA, ROTH IRA AND FINANCIAL DISCLOSURE STATEMENTS ATTACHED TO
                       THE BACK COVER OF THIS PROSPECTUS.

                              INVESTMENT OPTIONS


 Please note that you may not allocate Purchase Payments to the AST Investment
    Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond
                                Portfolio 2025)


 Advanced Series Trust
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies
   AST AQR Emerging Markets Equity
   AST AQR Large-Cap
   AST Balanced Asset Allocation
   AST BlackRock Global Strategies
   AST BlackRock iShares ETF


   AST Bond Portfolio 2015
   AST Bond Portfolio 2016
   AST Bond Portfolio 2017
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021
   AST Bond Portfolio 2022
   AST Bond Portfolio 2023
   AST Bond Portfolio 2024

   AST Bond Portfolio 2025

   AST Capital Growth Asset Allocation
   AST ClearBridge Dividend Growth
   AST Cohen & Steers Realty
   AST Defensive Asset Allocation
   AST Federated Aggressive Growth
   AST FI Pyramis(R) Asset Allocation

   AST FI Pyramis(R) Quantitative

   *AST Franklin Templeton Founding Funds Allocation
   AST Franklin Templeton Founding Funds Plus
   AST Global Real Estate


   AST Goldman Sachs Large-Cap Value
   AST Goldman Sachs Mid-Cap Growth
   AST Goldman Sachs Multi-Asset
   AST Goldman Sachs Small-Cap Value

   AST Herndon Large-Cap Value

   AST High Yield
   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST J.P. Morgan Global Thematic
   AST J.P. Morgan International Equity
   AST J.P. Morgan Strategic Opportunities
   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value
   AST Large-Cap Value

   AST Loomis Sayles Large-Cap Growth

   AST Lord Abbett Core Fixed Income


   AST MFS Global Equity
   AST MFS Growth
   AST MFS Large-Cap Value
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Core Bond
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value
   AST New Discovery Asset Allocation
   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST Prudential Core Bond
   AST Prudential Growth Allocation
   AST QMA Emerging Markets Equity
   AST QMA Large-Cap
   AST QMA US Equity Alpha
   AST Quantitative Modeling
   AST RCM World Trends
   AST Schroders Global Tactical
   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation
   AST T. Rowe Price Equity Income
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources
   AST Templeton Global Bond
   AST Wellington Management Hedged Equity
   AST Western Asset Core Plus Bond
   AST Western Asset Emerging Markets Debt


 AIM Variable Insurance Funds

 (Invesco Variable Insurance Funds)
   Invesco V.I. Diversified Dividend Fund -- Series I shares
   Invesco V.I. Global Health Care Fund -- Series I shares


   Invesco V.I. Mid Cap Growth Fund -- Series I shares

   Invesco V.I. Technology Fund -- Series I shares


 Nationwide Variable Insurance Trust
   NVIT Developing Markets Fund

 ProFunds VP
   Access VP High Yield
   Asia 30
   Banks
   Basic Materials
   Bear
   Biotechnology
   Bull
   Consumer Goods
   Consumer Services
   Europe 30
   Financials
   Health Care
   Industrials
   Internet
   Japan
   Large-Cap Growth
   Large-Cap Value
   Mid-Cap Growth
   Mid-Cap Value
   NASDAQ-100
   Oil & Gas
   Pharmaceuticals
   Precious Metals
   Real Estate
   Rising Rates Opportunity
   Semiconductor
   Short Mid-Cap
   Short NASDAQ-100
   Short Small-Cap
   Small-Cap Growth
   Small-Cap Value
   Technology
   Telecommunications
   U.S. Government Plus
   UltraBull
   UltraMid-Cap
   UltraNASDAQ-100
   UltraSmall-Cap
   Utilities

 The Prudential Series Fund
   *SP International Growth

 Wells Fargo Variable Trust
   Wells Fargo Advantage VT International Equity -- Class 1
   Wells Fargo Advantage VT Intrinsic Value -- Class 2
   Wells Fargo Advantage VT Omega Growth -- Class 1
   Wells Fargo Advantage VT Small Cap Growth -- Class 1

   *No longer offered for new investment. See description regarding the Portfolio in "Investment Options."

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  5

EXPENSE EXAMPLES........................................................................... 20

SUMMARY.................................................................................... 22

INVESTMENT OPTIONS......................................................................... 27

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 27
 WHAT ARE THE FIXED ALLOCATIONS?........................................................... 43

FEES AND CHARGES........................................................................... 44

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 44
 WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?.............................................. 46
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 46
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 46

PURCHASING YOUR ANNUITY.................................................................... 47

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 47

MANAGING YOUR ANNUITY...................................................................... 50

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 50
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 51
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 51
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 52
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 52

MANAGING YOUR ACCOUNT VALUE................................................................ 53

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 53
 HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE ASAP III AND APEX II ANNUITIES?............... 53
 HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE ASAP III AND APEX II
   ANNUITIES?.............................................................................. 53
 HOW DO I RECEIVE CREDITS UNDER THE XT6 ANNUITY?........................................... 54
 HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE XT6 ANNUITY?........................... 54
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 55
 DO YOU OFFER DOLLAR COST AVERAGING?....................................................... 57
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 59
 ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?.............................................. 59
 WHAT IS THE BALANCED INVESTMENT PROGRAM?.................................................. 60
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 60
 MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?................... 60
 HOW DO THE FIXED ALLOCATIONS WORK?........................................................ 61
 HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?......................................... 61
 HOW DOES THE MARKET VALUE ADJUSTMENT WORK?................................................ 62
 WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?............................................ 63

ACCESS TO ACCOUNT VALUE.................................................................... 64

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 64
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?................ 64
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 64
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 65
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 65
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72 (t) OF THE INTERNAL REVENUE CODE?. 66
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 66
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 66
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 67
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 67
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 68
 HOW ARE ANNUITY PAYMENTS CALCULATED?...................................................... 69


                                      (i)


LIVING BENEFITS.............................................................................  70

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE
   ALIVE?...................................................................................  70
 GUARANTEED RETURN OPTION PLUS/SM/ II (GRO Plus/SM/ II).....................................  72
 HIGHEST DAILY/SM/ GUARANTEED RETURN OPTION/SM/ II (HD GRO/SM/ II)..........................  76
 GUARANTEED RETURN OPTION PLUS/SM /(GRO PLUS/SM/)...........................................  81
 GUARANTEED RETURN OPTION (GRO)(R)..........................................................  85
 GUARANTEED RETURN OPTION PLUS 2008/SM/ (GRO PLUS 2008).....................................  88
 HIGHEST DAILY/SM/ GUARANTEED RETURN OPTION/SM/ (HD GRO)/SM/................................  94
 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)...............................................  99
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)................................................... 102
 LIFETIME FIVE/SM/ INCOME BENEFIT (LIFETIME FIVE)/SM/....................................... 106
 SPOUSAL LIFETIME FIVE INCOME BENEFIT/SM/ (SPOUSAL LIFETIME FIVE)/SM/....................... 111
 HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT/SM/ (HIGHEST DAILY LIFETIME FIVE)/SM/........... 114
 HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT/SM/ (HIGHEST DAILY LIFETIME SEVEN)/SM/......... 123
 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT/SM/ (SPOUSAL HIGHEST DAILY LIFETIME
   SEVEN)/SM/............................................................................... 135
 HIGHEST DAILY LIFETIME 7 PLUS/SM/ INCOME BENEFIT (HIGHEST DAILY LIFETIME 7 PLUS)/SM/....... 145
 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS/SM/ INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME 7
   PLUS)/SM/................................................................................ 158
 HIGHEST DAILY LIFETIME/SM/ 6 PLUS INCOME BENEFIT (HD LIFETIME 6 PLUS)...................... 168
 SPOUSAL HIGHEST DAILY LIFETIME/SM/ 6 PLUS INCOME BENEFIT (SHD LIFETIME 6 PLUS)............. 182

DEATH BENEFIT............................................................................... 192

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?.............................................. 192
 BASIC DEATH BENEFIT........................................................................ 192
 OPTIONAL DEATH BENEFITS.................................................................... 193
 PRUDENTIAL ANNUITIES' ANNUITY REWARDS...................................................... 197
 PAYMENT OF DEATH BENEFITS.................................................................. 198

VALUING YOUR INVESTMENT..................................................................... 201

 HOW IS MY ACCOUNT VALUE DETERMINED?........................................................ 201
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?................................................. 201
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?................................................ 201
 HOW DO YOU VALUE FIXED ALLOCATIONS?........................................................ 201
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?................................................ 201
 WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?.............. 203

TAX CONSIDERATIONS.......................................................................... 204

GENERAL INFORMATION......................................................................... 213

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?................................................. 213
 WHO IS PRUDENTIAL ANNUITIES?............................................................... 213
 WHAT ARE SEPARATE ACCOUNTS?................................................................ 213
 WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?....................................... 215
 WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?................................. 216
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE............................................ 218
 FINANCIAL STATEMENTS....................................................................... 218
 HOW TO CONTACT US.......................................................................... 218
 INDEMNIFICATION............................................................................ 219
 LEGAL PROCEEDINGS.......................................................................... 219
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................................ 220

APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B....................... A-1

APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS......................................... B-1

APPENDIX C - PLUS40 OPTIONAL LIFE INSURANCE RIDER........................................... C-1

APPENDIX D - ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAM............................. D-1

APPENDIX E - DESCRIPTION AND CALCULATION OF PREVIOUSLY OFFERED OPTIONAL DEATH
  BENEFITS.................................................................................. E-1

APPENDIX F - FORMULA UNDER HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT....................... F-1


                                     (ii)


APPENDIX G - ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT....... G-1

APPENDIX H - FORMULA UNDER GRO PLUS 2008.................................................. H-1

APPENDIX I - FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT AND SPOUSAL
  HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT............................................. I-1

APPENDIX J - FORMULA FOR HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT AND SPOUSAL HIGHEST
  DAILY LIFETIME 7 PLUS INCOME BENEFIT.................................................... J-1

APPENDIX K - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES........... K-1

APPENDIX L - FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT...................... L-1

APPENDIX M - FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT........................... M-1

APPENDIX N - FORMULA FOR HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT AND SPOUSAL HIGHEST
  DAILY LIFETIME 6 PLUS INCOME BENEFIT.................................................... N-1

APPENDIX O - FORMULA FOR GRO PLUS II...................................................... O-1

APPENDIX P - FORMULA FOR HIGHEST DAILY GRO................................................ P-1

APPENDIX Q - FORMULA FOR HIGHEST DAILY GRO II............................................. Q-1

                                     (iii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 Account Value: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments that we are entitled to take back under certain circumstances. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 Adjusted Purchase Payments: As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted purchase payments are purchase payments, increased by any Credits applied to your Account Value in relation to such purchase payments, and decreased by any charges deducted from such purchase payments.


 Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.


 Annuitization: The application of Account Value to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

 Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date. With respect to Annuities issued prior to November 20, 2006, please see the section of this Prospectus entitled "How and When Do I Choose the Annuity Payment Option?".

 Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 Beneficiary Annuity: If you are a beneficiary of an annuity that was owned by a decedent, subject to the requirements discussed in this Prospectus, you may transfer the proceeds of the decedent's annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a non-qualified annuity.

 Benefit Fixed Rate Account: A fixed investment option that is used only if you have elected the optional Highest Daily Lifetime Five Income Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.

 Code: The Internal Revenue Code of 1986, as amended from time to time.

 Combination 5% Roll-Up And HAV Death Benefit: We offer an optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit and a 5% annual increase on purchase payments adjusted for withdrawals.

 Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among ASAP III, APEX II and XT6. There is no CDSC for ASL II. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 DCA Fixed Rate Option: An investment option that offers a fixed rate of interest for a specified period during the accumulation period. The DCA Fixed Rate Option is used only with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"), under which the Purchase Payments that you have allocated to that DCA Fixed Rate Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA Fixed Rate Option are not subject to any Market Value Adjustment. We no longer offer our 6 or 12 Month DCA Program.

 Enhanced Beneficiary Protection Death Benefit: An Optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing amounts in addition to the basic Death Benefit that can be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. We no longer offer the Enhanced Beneficiary Protection Death Benefit.


 Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income ("Excess Income"). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.


 Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period. Certain Fixed Allocations are subject to a market value adjustment if you withdraw Account Value prior to the Fixed Allocation's maturity (MVA Fixed Allocation). We also offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"), and are not subject to any market value adjustment. You may participate in a dollar cost averaging program outside of the 6 or 12 Month DCA Program, where the source of the funds to be transferred is a Fixed Allocation. We no longer offer our 6 or 12 Month DCA Program.

 Free Look: Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it or cancel it. This right is referred to as your "free look" right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is a replacement or not.

 Good Order: an instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we use the term "In Writing" to refer to this general requirement.


 Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.


 Guaranteed Minimum Income Benefit (GMIB): An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total purchase payments and an annual increase of 5% on such purchase payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 Guaranteed Minimum Withdrawal Benefit (GMWB): An optional benefit that, for an additional cost, guarantees your ability to withdraw amounts over time equal to an initial principal value, regardless of the impact of market performance on your Account Value. We no longer offer GMWB.



 Guaranteed Return Option Plus/SM/ (GRO Plus/sm/)/Guaranteed Return Option Plus 2008/SM/ (GRO Plus 2008)/Guaranteed Return Option (GRO)(R)/Highest Daily Guaranteed Return Option (Highest Daily GRO)/SM//Guaranteed Return Option/SM/ Plus II (GRO Plus II)/SM//Highest Daily/SM/ Guaranteed Return Option/SM/ II (HD GRO II). Each of GRO Plus, GRO Plus 2008, GRO, Highest Daily GRO, GRO Plus II, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

 Highest Anniversary Value Death Benefit ("HAV"): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Anniversary Value, less proportional withdrawals.

 Highest Daily Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Highest Daily Lifetime Five.

 Highest Daily Lifetime Seven Income Benefit: An optional benefit for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime Seven.

 Highest Daily Lifetime 7 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime 7 Plus is the same class of optional benefits as our Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 7 Plus.

 Highest Daily Lifetime 6 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime 6 Plus is the same class of optional benefit as our Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated.

 Highest Daily Value Death Benefit ("HDV"): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 Interim Value: The value of the MVA Fixed Allocations on any date other than the Maturity Date. The Interim Value is equal to the initial value allocated to the MVA Fixed Allocation plus all interest credited to the MVA Fixed Allocation as of the date calculated, less any transfers or withdrawals from the MVA Fixed Allocation. The Interim Value does not include the effect of any MVA.

 Issue Date: The effective date of your Annuity.

 Key Life: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine payments.

 Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Lifetime Five.

 MVA: A market value adjustment used in the determination of Account Value of a MVA Fixed Allocation on any day more than 30 days prior to the Maturity Date of such MVA Fixed Allocation.

 Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

 Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.



 Spousal Highest Daily Lifetime Seven Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime Seven Income Benefit and is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime Seven.

 Spousal Highest Daily Lifetime 7 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 7 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 7 Plus.

 Spousal Highest Daily Lifetime 6 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 6 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.


 Spousal Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this Prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Spousal Lifetime Five.

 Sub-account: We issue your Annuity through our separate account. See "What is the Separate Account?" under the General Information section. The separate account invests in underlying mutual fund portfolios. From an accounting perspective, we divide the separate account into a number of sections, each of which corresponds to a particular underlying mutual fund portfolio. We refer to each such section of our separate account as a "Sub-account".

 Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits and any additional amounts we applied to your purchase payments that we may be entitled to recover under certain circumstances. The surrender value may be calculated using a MVA with respect to amounts in any MVA Fixed Allocation. No CDSC applies to the ASL II Annuity.

 Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, any applicable Distribution Charge and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from each Annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses and, with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                        -------------------------------
                         TRANSACTION FEES AND CHARGES
                        -------------------------------

 CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR EACH ANNUITY /1/
                                    ASAP III

         Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9
         --------------------------------------------------------------
         7.5%   7.0%   6.5%   6.0%   5.0%   4.0%   3.0%   2.0%   0.0%
         --------------------------------------------------------------

                                    APEX II

                       Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5
                       ----------------------------------
                       8.5%   8.0%   7.0%   6.0%   0.0%
                       ----------------------------------

                                      XT6
 For Annuities issued prior to November 20, 2006, the following schedule applies:

Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9  Yr. 10  Yr. 11+
-------------------------------------------------------------------------------
9.0%   9.0%   8.5%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%     0.0%
-------------------------------------------------------------------------------

 For Annuities issued on or after November 20, 2006, the following schedule applies

Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9  Yr. 10  Yr. 11+
-------------------------------------------------------------------------------
9.0%   9.0%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%   1.0%     0.0%
-------------------------------------------------------------------------------

                                     ASL II
                       There is no CDSC for this Annuity

 1 The Contingent Deferred Sales Charges are assessed upon surrender or withdrawal. The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. Purchase Payments are withdrawn on a "first-in, first-out" basis.

       -----------------------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
       -----------------------------------------------------------------
          FEE/CHARGE      ASAP III    APEX II      ASL II       XT6
       -----------------------------------------------------------------
       TRANSFER FEE /1/
       MAXIMUM             $15.00      $15.00      $15.00      $15.00
       CURRENT             $10.00      $10.00      $10.00      $10.00
       -----------------------------------------------------------------
       TAX CHARGE        0% to 3.5%  0% to 3.5%  0% to 3.5%  0% to 3.5%
       (CURRENT) /2/
       -----------------------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of purchase payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

-------------------------------------------------------------------------------------------------------------------
                                            PERIODIC FEES AND CHARGES

                                         (assessed against each Annuity)
-------------------------------------------------------------------------------------------------------------------
    FEE/CHARGE             ASAP III                APEX II                  ASL II                   XT6
Annual Maintenance  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
Fee/ 1/                Account Value/2/        Account Value/2/        Account Value/2/        Account Value/2/
                    ----------------------- ----------------------- ----------------------- -----------------------
  Beneficiary
  Continuation      Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  Option Only           Account Value           Account Value           Account Value           Account Value

----------------------------------------------------------------------------------------------------------------------
                                     ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /3/

                       (assessed as a percentage of the daily net assets of the Sub-accounts)
----------------------------------------------------------------------------------------------------------------------
      FEE/CHARGE
Mortality & Expense              0.50%                   1.50%                  1.50%                  0.50%
Risk Charge /4/
----------------------------------------------------------------------------------------------------------------------
Administration                   0.15%                   0.15%                  0.15%                  0.15%
Charge /4/
----------------------------------------------------------------------------------------------------------------------
Distribution Charge/ 5/  0.60% in Annuity Years           N/A                    N/A           1.00% in Annuity Years
                                  1-8                                                                   1-10
----------------------------------------------------------------------------------------------------------------------
Total Annual Charges        1.25% in Annuity             1.65%                  1.65%          1.65% in Annuity Years
Of the Sub-accounts            Years 1-8;                                                              1-10;
(excluding settlement       0.65% in Annuity                                                      0.65% in Annuity
service charge)            Years 9 and later                                                     Years 11 and later
----------------------------------------------------------------------------------------------------------------------
Settlement Service         1.40% (qualified);     1.40% (qualified);     1.40% (qualified);      1.40% (qualified);
Charge/ 6/               1.00% (non-qualified)   1.00% (non-qualified)  1.00% (non-qualified)  1.00% (non-qualified)
----------------------------------------------------------------------------------------------------------------------

 1. Assessed annually on the Annuity's anniversary date or upon surrender. For beneficiaries who elect the non-qualified Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 2. Only applicable if Account Value is less than $100,000. Fee may differ in certain States.
 3. These charges are deducted daily and apply to the Sub-accounts only.
 4. The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus
 5. The Distribution Charge is 0.00% in Annuity Years 9+ for ASAP III and in Annuity Years 11+ for XT6
 6. The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

---------------------------------------------------------------------------------------------------------------
                                  YOUR OPTIONAL BENEFIT FEES AND CHARGES /1/
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL         TOTAL           TOTAL         TOTAL
                                       BENEFIT/FEE     ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                         CHARGE      CHARGE /2/     CHARGE /2/     CHARGE /2/     CHARGE /2/
                                                    for ASAP III    for APEX II    for ASL II      for XT6
---------------------------------------------------------------------------------------------------------------
GRO PLUS II
Current and Maximum Charge /4/           0.60%          1.85%          2.25%          2.25%          2.25%
(assessed against Sub-account
net assets)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY GRO II
Current and Maximum Charge /4/           0.60%          1.85%          2.25%          2.25%          2.25%
(assessed against Sub-account
net assets)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 6 PLUS (HD 6
PLUS)

Maximum Charge /3/ (assessed against     1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
greater of account value and PWV)
Current Charge                           0.85%      1.25% + 0.85%  1.65% + 0.85%  1.65% + 0.85%  1.65% + 0.85%
(assessed against greater of Account
Value and PWV)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 6 PLUS WITH
LIFETIME INCOME ACCELERATOR (LIA)

Maximum Charge /3/ (assessed against     2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
greater of Account Value and PWV)
Current Charge (assessed against         1.20%      1.25% + 1.20%  1.65% + 1.20%  1.65% + 1.20%  1.65% + 1.20%
greater of Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS

Maximum Charge /3/ (assessed against     1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% +1.50%
greater of Account Value and PWV)
Current Charge (assessed against         0.95%      1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
greater of Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
GUARANTEED RETURN OPTION (GRO)/GRO
PLUS

Maximum Charge /3/ (assessed against     0.75%          2.00%          2.40%          2.40%          2.40%
Sub-account net assets)
Current Charge (assessed against         0.25%          1.50%          1.90%          1.90%          1.90%
Sub-account net assets)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                  YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL         TOTAL           TOTAL         TOTAL
                                       BENEFIT/FEE     ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                         CHARGE      CHARGE/ 2/     CHARGE/ 2      CHARGE/ 2/     CHARGE/ 2/
                                                    for ASAP III   /for APEX II    for ASL II      for XT6
---------------------------------------------------------------------------------------------------------------
GUARANTEED RETURN OPTION PLUS 2008
(GRO PLUS 2008)

Maximum Charge /3/ (assessed against     0.75%          2.00%          2.40%          2.40%          2.40%
Sub-account net assets)
Current Charge (assessed against         0.60%          1.85%          2.25%          2.25%          2.25%
Sub-account net assets) (if elected
on or after May 1, 2009)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY GUARANTEED RETURN
OPTION (HD GRO)
Current And Maximum Charge /3/ (if       0.60%          1.85%          2.25%          2.25%          2.25%
elected on or after May 1,
2009) (assessed against Sub-account
net assets)
---------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
(GMWB)

Maximum Charge /3/ (assessed against     1.00%          2.25%          2.65%          2.65%          2.65%
Sub-account net assets)
Current Charge (assessed against         0.35%          1.60%          2.00%          2.00%          2.00%
Sub-account net assets)
---------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT
(GMIB)

Maximum Charge /3/ (assessed against     1.00%      1.25% + 1.00%  1.65% + 1.00%  1.65% + 1.00%  1.65% + 1.00%
PIV)
Current Charge (assessed against PIV)    0.50%      1.25% + 0.50%  1.65% + 0.50%  1.65% + 0.50%  1.65 + 0.50%
---------------------------------------------------------------------------------------------------------------
LIFETIME FIVE INCOME BENEFIT

Maximum Charge /3/ (assessed against     1.50%          2.75%          3.15%          3.15%          3.15%
Sub-account net assets)
Current Charge (assessed against         0.60%          1.85%          2.25%          2.25%          2.25%
Sub-account net assets)
---------------------------------------------------------------------------------------------------------------
SPOUSAL LIFETIME FIVE INCOME BENEFIT

Maximum Charge /3/ (assessed against     1.50%          2.75%          3.15%          3.15%          3.15%
Sub-account net assets)
Current Charge (assessed against         0.75%          2.00%          2.40%          2.40%          2.40%
Sub-account net assets)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                  YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL         TOTAL           TOTAL         TOTAL
                                       BENEFIT/FEE     ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                         CHARGE      CHARGE/ 2/     CHARGE/ 2/     CHARGE/ 2/     CHARGE/ 2/
                                                    for ASAP III    for APEX II    for ASL II      for XT6
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME FIVE INCOME
BENEFIT

Maximum Charge /3/ (assessed against     1.50%          2.75%          3.15%          3.15%          3.15%
Sub-account net assets)
Current Charge (assessed against         0.60%          1.85%          2.25%          2.25%          2.25%
Sub-account net assets)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN INCOME
BENEFIT

Maximum Charge /3/ (assessed against     1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
the PWV)
Current Charge (assessed against the     0.60%      1.25% + 0.60%  1.65% + 0.60%  1.65% + 0.60%  1.65% + 0.60%
PWV)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN WITH
BENEFICIARY INCOME OPTION (BIO)

Maximum Charge /3/ (assessed against     2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
the PWV)
Current Charge (assessed against the     0.95%      1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
PWV)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN WITH
LIFETIME INCOME ACCELERATOR (LIA)

Maximum Charge /3/                       2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(assessed against the PWV)
Current Charge                           0.95%      1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(assessed against the PWV)
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME SEVEN
INCOME BENEFIT

Maximum Charge /3/                       1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(assessed against the PWV)
Current Charge                           0.75%      1.25% + 0.75%  1.65% + 0.75%  1.65% + 0.75%  1.65% + 0.75%
(assessed against the PWV)
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME SEVEN
WITH BENFEFICIARY INCOME BENEFIT (BIO)

Maximum Charge /3/                       2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(assessed against the PWV)
Current Charge                           0.95%      1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(assessed against the PWV)
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                  YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
---------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL         TOTAL           TOTAL         TOTAL
                                       BENEFIT/FEE     ANNUAL         ANNUAL         ANNUAL         ANNUAL
                                         CHARGE      CHARGE/ 2/     CHARGE/ 2/     CHARGE/ 2/     CHARGE/ 2/
                                                    for ASAP III    for APEX II    for ASL II      for XT6
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS

Maximum Charge /3/                       1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(assessed against the greater of
Account Value and PWV)
Current Charge                           0.75%      1.25% + 0.75%  1.65% + 0.75%  1.65% + 0.75%  1.65% + 0.75%
(assessed against the greater of
Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH
BENEFICIARY INCOME OPTION (BIO)

Maximum Charge /3/                       2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(assessed against the greater of
Account Value and PWV)
Current Charge                           1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
(assessed against the greater of
Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH
LIFETIME INCOME ACCELERATOR (LIA)

Maximum Charge /3/                       2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(assessed against the greater of
Account Value and PWV)
Current Charge                           1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
(assessed against the greater of
Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS

Maximum Charge /3/ (assessed against     1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
the greater of Account Value and PWV)
Current Charge (assessed against the     0.90%      1.25% + 0.90%  1.65% + 0.90%  1.65% + 0.90%  1.65% + 0.90%
greater of Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BENEFICIARY INCOME OPTION (BIO)

Maximum Charge /3/ (assessed against     2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
the greater of Account Value and PWV)
Current Charge (assessed Against The     1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
Greater Of Account Value and PWV)
---------------------------------------------------------------------------------------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH
BENEFIT
Current and Maximum Charge               0.25%          1.50%          1.90%          1.90%          1.90%
/4/ (assessed against Sub-account
net assets)
---------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                           YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
------------------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT               OPTIONAL        TOTAL         TOTAL         TOTAL       TOTAL
                                        BENEFIT/FEE     ANNUAL         ANNUAL       ANNUAL       ANNUAL
                                          CHARGE      CHARGE/ 2/     CHARGE/ 2/    CHARGE/ 2/   CHARGE/ 2/
                                                      for ASAP III   for APEX II   for ASL II   for XT6
------------------------------------------------------------------------------------------------------------
HIGHEST ANNIVERSARY VALUE DEATH
BENEFIT ("HAV")
Current and Maximum Charge /4/ (if        0.40%          1.65%         2.05%         2.05%       2.05%
elected on or after May 1,
2009) (assessed against Sub-account
net assets)
------------------------------------------------------------------------------------------------------------
COMBINATION 5% ROLL-UP AND HAV DEATH
BENEFIT
Current and Maximum Charge /4/ (if        0.80%          2.05%         2.45%         2.45%       2.45%
elected on or after May 1,
2009) (assessed against Sub-account
net assets)
------------------------------------------------------------------------------------------------------------
HIGHEST DAILY VALUE DEATH BENEFIT
("HDV")
Current and Maximum Charge                0.50%          1.75%         2.15%         2.15%       2.15%
/4/ (assessed against Sub-account Net
assets)
------------------------------------------------------------------------------------------------------------
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
------------------------------------------------------------------------------------------------------------

 How Charge is Determined

 1 GRO Plus II: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
    Highest Daily GRO II: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
    Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.85% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years.
    Highest Daily Lifetime 6 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 1.20% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years.
    Spousal Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years.
    Guaranteed Return Option/GRO Plus: Charge for each benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
    GRO Plus 2008: Charge for the benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections. Highest Daily GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is .35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections. Guaranteed Minimum

    Withdrawal Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. This benefit is no longer available for new elections. Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For ASAP III, 0.50% of PIV for GMIB is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.50% of PIV for GMIB is in addition to 1.65% annual charge. For XT6, 0.50% of PIV for GMIB is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
    Lifetime Five Income Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections. Spousal Lifetime Five Income Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 2.00% total annual charge applies in Annuity years 1-8 and is 1.40% thereafter. For APEX II and ASL II, 2.40% total annual charge applies in all Annuity years, and for XT6, 2.40% total annual charge applies in Annuity Years 1-10 and is 1.40% thereafter. This benefit is no longer available for new elections. Highest Daily Lifetime Five Income Benefit:
    Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
    Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). PWV is described in the Living Benefits section of this Prospectus. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.60% for Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections. Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Highest Daily Lifetime Seven with LIA: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Spousal Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). For ASAP III, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
    Spousal Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.75% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and .65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections. Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Highest Daily Lifetime 7 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Spousal Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.90% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    Spousal Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections. Enhanced Beneficiary Protection Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.

    Highest Anniversary Value Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.25% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.65% total annual charge applies in Annuity Years 1-8 and is 1.05% thereafter. For APEX II and ASL II, 2.05% total annual charge applies in all Annuity Years, and for XT6, 2.05% total annual charge applies in Annuity Years 1-10 and is 1.05% thereafter.
    Combination 5% Roll-Up and HAV Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.50% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity Years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 2.05% total annual charge applies in Annuity Years 1-8 and is 1.45% thereafter. For APEX II and ASL II, 2.45% total annual charge applies in all Annuity Years, and for XT6, 2.45% total annual charge applies in Annuity Years 1-10 and is 1.45% thereafter.
    Highest Daily Value Death Benefit: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For ASAP III, 1.75% total annual charge applies in Annuity years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. This benefit is no longer available for new elections.
 2 The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus the charge is assessed against the Protected Withdrawal Value (greater of PWV and Account Value, for the "Plus" benefits). With respect to each of Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus one-fourth of the annual charge is deducted quarterly. These optional benefits are not available under the Beneficiary Continuation Option.
 3 We reserve the right to increase the charge up to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.
 4 Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") for the year ended December 31, 2013 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.



              ----------------------------------------------------
                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
              ----------------------------------------------------
                                                 MINIMUM  MAXIMUM
              ----------------------------------------------------
              Total Portfolio Operating Expense  0.59%    2.16%
              ----------------------------------------------------



 The following are the total annual expenses for each underlying mutual fund ("Portfolio") for the year ended December 31, 2013, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2013. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Prudential Annuities with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.



--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
Advanced Series Trust
 AST Academic Strategies
  Asset Allocation
  Portfolio                 0.70%     0.03%      0.04%        0.07%       0.02%       0.64%     1.50%       0.00%       1.50%
 AST Advanced Strategies
  Portfolio/ 1/             0.80%     0.03%      0.10%        0.00%       0.00%       0.05%     0.98%      -0.01%       0.97%
 AST AQR Emerging
  Markets Equity
  Portfolio                 1.09%     0.21%      0.10%        0.00%       0.00%       0.00%     1.40%       0.00%       1.40%
 AST AQR Large-Cap
  Portfolio/ 2/             0.72%     0.01%      0.10%        0.00%       0.00%       0.00%     0.83%      -0.17%       0.66%
 AST Balanced Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.81%     0.97%       0.00%       0.97%
 AST Blackrock Global
  Strategies Portfolio      0.97%     0.03%      0.10%        0.00%       0.00%       0.02%     1.12%       0.00%       1.12%
 AST Blackrock iShares
  ETF Portfolio/ 3/         0.89%     0.26%      0.10%        0.00%       0.00%       0.18%     1.43%      -0.41%       1.02%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio
  2015/ 4/                  0.63%     0.27%      0.10%        0.00%       0.00%       0.00%     1.00%      -0.01%       0.99%
 AST Bond Portfolio
  2016/ 5/                  0.63%     0.49%      0.10%        0.00%       0.00%       0.00%     1.22%      -0.23%       0.99%
 AST Bond Portfolio 2017    0.63%     0.07%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Bond Portfolio 2018    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Bond Portfolio 2019    0.63%     0.11%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Bond Portfolio 2020    0.63%     0.12%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Bond Portfolio 2021    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2022    0.63%     0.08%      0.10%        0.00%       0.00%       0.00%     0.81%       0.00%       0.81%
 AST Bond Portfolio
  2023/ 6/                  0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%      -0.01%       0.77%
 AST Bond Portfolio 2024    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2025    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Capital Growth
  Asset Allocation
  Portfolio                 0.15%     0.01%      0.00%        0.00%       0.00%       0.84%     1.00%       0.00%       1.00%
 AST ClearBridge
  Dividend Growth
  Portfolio/ 7/             0.82%     0.02%      0.10%        0.00%       0.00%       0.00%     0.94%      -0.11%       0.83%
 AST Cohen & Steers
  Realty Portfolio          0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Defensive Asset
  Allocation Portfolio      0.15%     0.22%      0.00%        0.00%       0.00%       0.75%     1.12%       0.00%       1.12%
 AST Federated
  Aggressive Growth
  Portfolio                 0.93%     0.05%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST FI Pyramis(R) Asset
  Allocation Portfolio/
  8/                        0.82%     0.05%      0.10%        0.00%       0.00%       0.00%     0.97%      -0.02%       0.95%
 AST FI Pyramis(R)
  Quantitative
  Portfolio/ 9/             0.81%     0.02%      0.10%        0.00%       0.00%       0.00%     0.93%      -0.09%       0.84%
 AST Franklin Templeton
  Founding Funds
  Allocation Portfolio      0.91%     0.02%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Franklin Templeton
  Founding Funds Plus
  Portfolio                 0.02%     0.07%      0.00%        0.00%       0.00%       1.01%     1.10%       0.00%       1.10%
 AST Global Real Estate
  Portfolio                 0.99%     0.05%      0.10%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST Goldman Sachs
  Large-Cap Value
  Portfolio/ 10/            0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%      -0.01%       0.83%
 AST Goldman Sachs
  Mid-Cap Growth
  Portfolio/ 11/            0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%      -0.01%       1.10%
 AST Goldman Sachs
  Multi-Asset Portfolio/
  12/                       0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%      -0.21%       0.86%
 AST Goldman Sachs
  Small-Cap Value
  Portfolio/ 13/            0.93%     0.03%      0.10%        0.00%       0.00%       0.07%     1.13%      -0.01%       1.12%
 AST Herndon Large-Cap
  Value Portfolio/ 14/      0.83%     0.03%      0.10%        0.00%       0.00%       0.00%     0.96%      -0.04%       0.92%
 AST High Yield Portfolio   0.72%     0.04%      0.10%        0.00%       0.00%       0.00%     0.86%       0.00%       0.86%
 AST International
  Growth Portfolio/ 15/     0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%      -0.01%       1.11%
 AST International Value
  Portfolio                 0.97%     0.04%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Investment Grade
  Bond/ 16/                 0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.03%       0.74%
 AST J.P. Morgan Global
  Thematic Portfolio        0.92%     0.05%      0.10%        0.00%       0.00%       0.00%     1.07%       0.00%       1.07%
 AST J.P. Morgan
  International Equity
  Portfolio                 0.86%     0.07%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST J.P. Morgan
  Strategic
  Opportunities Portfolio   0.97%     0.07%      0.10%        0.11%       0.01%       0.00%     1.26%       0.00%       1.26%
 AST Jennison Large-Cap
  Growth Portfolio          0.88%     0.02%      0.10%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%
 AST Jennison Large-Cap
  Value Portfolio           0.73%     0.02%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Large-Cap Value
  Portfolio                 0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Loomis Sayles
  Large-Cap Growth
  Portfolio/ 17/            0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%      -0.06%       0.93%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST Lord Abbett Core
  Fixed Income
  Portfolio/ 18/            0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST MFS Global Equity
  Portfolio                 0.99%     0.05%      0.10%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST MFS Growth Portfolio   0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST MFS Large-Cap Value
  Portfolio                 0.84%     0.03%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST Mid-Cap Value
  Portfolio                 0.93%     0.03%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST Money Market
  Portfolio                 0.47%     0.02%      0.10%        0.00%       0.00%       0.00%     0.59%       0.00%       0.59%
 AST Neuberger Berman
  Core Bond Portfolio       0.68%     0.04%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Neuberger Berman
  Mid- Cap Growth
  Portfolio/ 19/            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%      -0.01%       1.00%
 AST Neuberger
  Berman/LSV Mid-Cap
  Value Portfolio/ 20/      0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST New Discovery Asset
  Allocation Portfolio/
  21/                       0.83%     0.10%      0.10%        0.00%       0.00%       0.00%     1.03%      -0.01%       1.02%
 AST Parametric Emerging
  Markets Equity
  Portfolio                 1.08%     0.23%      0.10%        0.00%       0.00%       0.00%     1.41%       0.00%       1.41%
 AST PIMCO Limited
  Maturity Bond Portfolio   0.62%     0.04%      0.10%        0.00%       0.00%       0.00%     0.76%       0.00%       0.76%
 AST PIMCO Total Return
  Bond Portfolio            0.60%     0.02%      0.10%        0.00%       0.00%       0.00%     0.72%       0.00%       0.72%
 AST Preservation Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.76%     0.92%       0.00%       0.92%
 AST Prudential Core
  Bond Portfolio/ 22/       0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.04%       0.75%
 AST Prudential Growth
  Allocation Portfolio      0.81%     0.02%      0.10%        0.00%       0.00%       0.01%     0.94%       0.00%       0.94%
 AST QMA Emerging
  Markets Equity
  Portfolio                 1.09%     0.24%      0.10%        0.00%       0.00%       0.03%     1.46%       0.00%       1.46%
 AST QMA Large-Cap
  Portfolio                 0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST QMA US Equity Alpha
  Portfolio                 0.99%     0.04%      0.10%        0.22%       0.25%       0.00%     1.60%       0.00%       1.60%
 AST Quantitative
  Modeling Portfolio        0.25%     0.05%      0.00%        0.00%       0.00%       0.88%     1.18%       0.00%       1.18%
 AST RCM World Trends
  Portfolio                 0.91%     0.03%      0.10%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Schroders Global
  Tactical Portfolio        0.91%     0.04%      0.10%        0.00%       0.00%       0.12%     1.17%       0.00%       1.17%
 AST Schroders
  Multi-Asset World
  Strategies Portfolio      1.06%     0.04%      0.10%        0.00%       0.00%       0.12%     1.32%       0.00%       1.32%
 AST Small-Cap Growth
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.04%     1.05%       0.00%       1.05%
 AST T. Rowe Price Asset
  Allocation Portfolio      0.79%     0.03%      0.10%        0.00%       0.00%       0.00%     0.92%       0.00%       0.92%
 AST T. Rowe Price
  Equity Income Portfolio   0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST T. Rowe Price
  Large-Cap Growth
  Portfolio                 0.85%     0.02%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST T. Rowe Price
  Natural Resources
  Portfolio                 0.88%     0.04%      0.10%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Templeton Global
  Bond Portfolio            0.79%     0.09%      0.10%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Wellington
  Management Hedged
  Equity Portfolio          0.97%     0.04%      0.10%        0.00%       0.00%       0.02%     1.13%       0.00%       1.13%
 AST Western Asset Core
  Plus Bond Portfolio/
  23/                       0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.15%       0.64%
 AST Western Asset
  Emerging Markets Debt
  Portfolio/ 24/            0.84%     0.07%      0.10%        0.00%       0.00%       0.00%     1.01%      -0.05%       0.96%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable
 Insurance Funds
 (Invesco Variable
 Insurance Funds)
 Invesco V.I.
  Diversified Dividend
  Fund - Series I
  shares/ 25/               0.50%     0.22%      0.00%        0.00%       0.00%       0.01%     0.73%      -0.01%       0.72%
 Invesco V.I. Global
  Health Care Fund -
  Series I shares/ 26/      0.75%     0.35%      0.00%        0.00%       0.00%       0.01%     1.11%      -0.01%       1.10%
 Invesco V.I. Mid Cap
  Growth Fund - Series I
  shares                    0.75%     0.33%      0.00%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 Invesco V.I. Technology
  Fund - Series I shares    0.75%     0.42%      0.00%        0.00%       0.00%       0.00%     1.17%       0.00%       1.17%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Nationwide
 Variable Insurance Trust
 NVIT Developing Markets
  Fund                      0.95%     0.45%      0.25%        0.00%       0.00%       0.02%     1.67%       0.00%       1.67%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ProFund VP /27/
 Access VP High Yield
  Fund                      0.75%     0.62%      0.25%        0.00%       0.00%       0.00%     1.62%       0.06%       1.68%
 ProFund VP Bull            0.75%     0.72%      0.25%        0.00%       0.00%       0.00%     1.72%      -0.04%       1.68%
 ProFund VP NASDAQ-100      0.75%     0.74%      0.25%        0.00%       0.00%       0.00%     1.74%      -0.06%       1.68%
 ProFund VP Large-Cap
  Value                     0.75%     0.84%      0.25%        0.00%       0.00%       0.00%     1.84%      -0.16%       1.68%
 ProFund VP Large-Cap
  Growth                    0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Mid-Cap Value   0.75%     0.83%      0.25%        0.00%       0.00%       0.02%     1.85%      -0.15%       1.70%
 ProFund VP Mid-Cap
  Growth                    0.75%     0.79%      0.25%        0.00%       0.00%       0.00%     1.79%      -0.11%       1.68%
 ProFund VP Small-Cap
  Value                     0.75%     0.88%      0.25%        0.00%       0.00%       0.04%     1.92%      -0.20%       1.72%
 ProFund VP Small-Cap
  Growth                    0.75%     0.83%      0.25%        0.00%       0.00%       0.05%     1.88%      -0.15%       1.73%
 ProFund VP Asia 30         0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP Europe 30       0.75%     0.73%      0.25%        0.00%       0.00%       0.00%     1.73%      -0.05%       1.68%
 ProFund VP Japan           0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP UltraBull       0.75%     0.79%      0.25%        0.00%       0.00%       0.00%     1.79%      -0.11%       1.68%
 ProFund VP UltraMid-Cap
  /28/                      0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP
  UltraSmall-Cap            0.75%     0.80%      0.25%        0.00%       0.00%       0.03%     1.83%      -0.12%       1.71%
 ProFund VP
  UltraNASDAQ-100           0.75%     0.72%      0.25%        0.00%       0.00%       0.00%     1.72%      -0.04%       1.68%
 ProFund VP Bear            0.75%     0.74%      0.25%        0.00%       0.00%       0.00%     1.74%      -0.06%       1.68%
 ProFund VP Short Mid-Cap   0.75%     1.06%      0.25%        0.00%       0.00%       0.00%     2.06%      -0.38%       1.68%
 ProFund VP Short
  Small-Cap                 0.75%     0.83%      0.25%        0.00%       0.00%       0.00%     1.83%      -0.15%       1.68%
 ProFund VP Short
  NASDAQ-100                0.75%     0.82%      0.25%        0.00%       0.00%       0.00%     1.82%      -0.15%       1.67%
 ProFund VP Banks           0.75%     0.79%      0.25%        0.00%       0.00%       0.00%     1.79%      -0.11%       1.68%
 ProFund VP Basic
  Materials                 0.75%     0.73%      0.25%        0.00%       0.00%       0.00%     1.73%      -0.05%       1.68%
 ProFund VP Biotechnology   0.75%     0.70%      0.25%        0.00%       0.00%       0.00%     1.70%      -0.02%       1.68%
 ProFund VP Consumer
  Goods                     0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP Consumer
  Services                  0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Financials      0.75%     0.78%      0.25%        0.00%       0.00%       0.00%     1.78%      -0.10%       1.68%
 ProFund VP Health Care     0.75%     0.72%      0.25%        0.00%       0.00%       0.00%     1.72%      -0.04%       1.68%
 ProFund VP Industrials     0.75%     0.81%      0.25%        0.00%       0.00%       0.00%     1.81%      -0.13%       1.68%
 ProFund VP Internet        0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP Oil & Gas       0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP
  Pharmaceuticals           0.75%     0.74%      0.25%        0.00%       0.00%       0.00%     1.74%      -0.06%       1.68%
 ProFund VP Precious
  Metals                    0.75%     0.72%      0.25%        0.00%       0.00%       0.00%     1.72%      -0.04%       1.68%
 ProFund VP Real Estate     0.75%     0.75%      0.25%        0.00%       0.00%       0.00%     1.75%      -0.07%       1.68%
 ProFund VP Semiconductor   0.75%     1.16%      0.25%        0.00%       0.00%       0.00%     2.16%      -0.48%       1.68%
 ProFund VP Technology      0.75%     0.73%      0.25%        0.00%       0.00%       0.00%     1.73%      -0.05%       1.68%
 ProFund VP
  Telecommunications        0.75%     0.73%      0.25%        0.00%       0.00%       0.00%     1.73%      -0.05%       1.68%
 ProFund VP Utilities       0.75%     0.76%      0.25%        0.00%       0.00%       0.00%     1.76%      -0.08%       1.68%
 ProFund VP U.S.
  Government Plus           0.50%     0.67%      0.25%        0.00%       0.00%       0.00%     1.42%      -0.04%       1.38%
 ProFund VP Rising Rates
  Opportunity               0.75%     0.74%      0.25%        0.00%       0.00%       0.00%     1.74%      -0.06%       1.68%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series
 Fund
 SP International Growth
  Portfolio /29/            0.85%     0.46%      0.00%        0.00%       0.00%       0.00%     1.31%      -0.01%       1.30%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
 Trust
 Wells Fargo Advantage
  VT International
  Equity - class 1 /30/     0.75%     0.20%      0.00%        0.00%       0.00%       0.01%     0.96%      -0.26%       0.70%
 Wells Fargo Advantage
  VT Intrinsic Value -
  class 2 /31/              0.55%     0.32%      0.25%        0.00%       0.00%       0.01%     1.13%      -0.12%       1.01%
 Wells Fargo Advantage
  VT Omega Growth -
  class 1 /32/              0.55%     0.24%      0.00%        0.00%       0.00%       0.00%     0.79%      -0.04%       0.75%
 Wells Fargo Advantage
  VT Small Cap Growth -
  class 1 /33/              0.75%     0.18%      0.00%        0.00%       0.00%       0.00%     0.93%       0.00%       0.93%



 1 AST Advanced Strategies Portfolio: The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2 AST AQR Large-Cap Portfolio: The Investment Managers have contractually agreed to waive 0.17% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 3 AST BlackRock iShares ETF Portfolio: the Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio's average daily net assets through June 30, 2015. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter.
 4 AST Bond Portfolio 2015: The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 5 AST Bond Portfolio 2016: The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 6 AST Bond Portfolio 2023: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 7 AST ClearBridge Dividend Growth Portfolio: The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 8 AST FI Pyramis(R) Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 9 AST FI Pyramis(R) Quantitative Portfolio: The Investment Managers have contractually agreed to waive 0.08% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees. In addition, the Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 10 AST Goldman Sachs Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 11 AST Goldman Sachs Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This contractual investment management fee waiver may not be terminated or modified prior to the expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the expense limitation after the expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 12 AST Goldman Sachs Multi-Asset Portfolio: The Investment Managers have contractually agreed to waive 0.10% of their investment management fee through June 30, 2016. The Investment Managers have additionally agreed to waive 0.10% of their investment management fee through June 30, 2015. The

    Investment Managers have also contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. Each expense limitation may not be terminated or modified prior to its expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue each expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 13 AST Goldman Sachs Small-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 14 AST Herndon Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.04% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 15 AST International Growth Portfolio: The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees. In addition, the Investment Managers have contractually agreed through May 1, 2015 to waive 0.003% of their investment management fee. This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this fee waiver after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 16 AST Investment Grade Bond Portfolio: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 17 AST Loomis Sayles Large-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 18 AST Lord Abbett Core Fixed Income Portfolio: The Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. The expense limitation may not be terminated or modified prior to its expiration date, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 19 AST Neuberger Berman Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 20 AST Neuberger Berman/LSV Mid-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.003% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 21 AST New Discovery Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio's average daily net assets through June 30, 2015. The waiver and expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the waiver and expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 22 AST Prudential Core Bond Portfolio: The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio's average daily net assets in excess of $1 billion through June 30, 2015. The contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 23 AST Western Asset Core Plus Bond Portfolio: The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 24 AST Western Asset Emerging Markets Debt Portfolio: The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 25 Invesco V.I. Diversified Dividend Fund - Series I shares: Invesco Advisers,
    Inc. ("Invesco or the Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.
 26 Invesco V.I. Global Health Care Fund - Series I shares: Invesco Advisers,
    Inc. ("Invesco or the Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2015. The fee waiver agreement cannot be terminated during its term.
 27 ProFund Advisors LLC ("ProFund Advisors" or the "Advisor"): has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding "Acquired Fund Fees and Expenses"), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus through April 30, 2015. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.
 28 ProFund VP UltraMid-Cap: Acquired Fund Fees and Expenses for the fiscal year end December 31, 2013 were less than 0.01% and are included in "Other Expenses".
 29 SP International Growth Portfolio: Prudential Investments LLC (the
    Investment Manager) has contractually agreed to waive 0.01% of its investment management fee through June 30, 2015. In addition, the Investment Manager has agreed to waive 0.003% of its investment management fee through May 1, 2015. These contractual investment management fee waivers may not be terminated or modified prior to their expiration dates, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue these expense limitations after their expiration dates will be subject to review by the Investment Manager and the Fund's Board of Trustees.
 30 Wells Fargo Advantage VT International Equity - class 1: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
 31 Wells Fargo Advantage VT Intrinsic Value - class 2: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
 32 Wells Fargo Advantage VT Omega Growth - class 1: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
 33 Wells Fargo Advantage VT Small Cap Growth - class 1: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Prudential Annuities Annuity with the cost of investing in other Prudential Annuities and/or other variable annuities.

 Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year.


 The examples reflect the fees and charges listed below for each Annuity as described in "Summary of Contract Fees and Charges":

   .   Insurance Charge
   .   Distribution Charge (if applicable)
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefit charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total annual operating expenses for 2013, and those expenses remain the same each year*

   .   For each charge, we deduct the maximum charge rather than the current charge
   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies

   . You elect the Highest Daily Lifetime 6 Plus with Combination 5% Roll-up and HAV Death Benefit, which are the maximum combination of optional benefit charges. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

   .   For the XT6 example, no Purchase Payment Credit is granted under the
       Annuity
   .   For the APEX II example, no Loyalty Credit applies
   .   For the ASAP III example, no Loyalty Credit applies

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 Expense Examples are provided as follows:
 To be filed by amendment

 If you surrender your annuity at the end of the applicable time period: /1/


                                1 yr  3 yrs  5 yrs  10 yrs
                     -------------------------------------
                     ASAP III  $1,354 $2,478 $3,575 $6,300
                     -------------------------------------
                     APEX II   $1,492 $2,635 $3,242 $6,576
                     -------------------------------------
                     ASL II      $642 $1,935 $3,242 $6,576
                     -------------------------------------
                     XT6/ 3/   $1,542 $2,735 $3,842 $6,676
                     -------------------------------------


 If you annuitize your annuity at the end of the applicable time period: /2/


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      ASAP III  $604 $1,828 $3,075 $6,300
                      -----------------------------------
                      APEX II   $642 $1,935 $3,242 $6,576
                      -----------------------------------
                      ASL II    $642 $1,935 $3,242 $6,576
                      -----------------------------------
                      XT6/ 3/   $642 $1,935 $3,242 $6,576
                      -----------------------------------

 If you do not surrender your annuity:


                                1 yr 3 yrs  5 yrs  10 yrs
                      -----------------------------------
                      ASAP III  $604 $1,828 $3,075 $6,300
                      -----------------------------------
                      APEX II   $642 $1,935 $3,242 $6,576
                      -----------------------------------
                      ASL II    $642 $1,935 $3,242 $6,576
                      -----------------------------------
                      XT6/ 3/   $642 $1,935 $3,242 $6,576
                      -----------------------------------


 1 There is no CDSC for ASL II. See "Summary of Contract Fees and Charges" for the CDSC schedule for each Annuity.
 2 If you own XT6, you may not annuitize in the first Three (3) Annuity Years. If you own ASAP III or APEX II, you may not annuitize in the first
    Annuity Year.
 3 XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

 For information relating to accumulation unit values pertaining to the Sub-accounts, please see Appendix A - Condensed Financial Information About Separate Account B.

                                    SUMMARY

                 Advanced Series Advisor Plan III ("ASAP III")
                      Advanced Series APEX II ("APEX II")
                    Advanced Series XTra Credit Six ("XT6")
                     Advanced Series LifeVest II ("ASL II")


 This Summary describes key features of the variable annuities described in this Prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire Prospectus for a complete description of the variable annuities. Your Financial Professional can also help you if you have questions.

 What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your Financial Professional, you choose how to invest your money within your annuity (subject to certain restrictions; see "Investment Options"). Any allocation that is recommended to you by your Financial Professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your Financial Professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.


 Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawal or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this Prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 What does it mean that my variable annuity is "tax deferred"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You could also purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 What variable annuities are offered in this Prospectus? This Prospectus describes the variable annuities listed below. The annuities differ primarily in the fees deducted, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:
..   Advanced Series Advisor Plan III ("ASAP III")
..   Advanced Series APEX II ("APEX II")
..   Advanced Series XTra Credit Six ("XT6")
..   Advanced Series LifeVest II ("ASL II")

 How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                  Product   Maximum Age For  Minimum Initial
                            Initial Purchase Purchase Payment
                  -------------------------------------------
                  ASAP III         80             $1,000
                  -------------------------------------------
                  APEX II          85            $10,000
                  -------------------------------------------
                  XT6              75            $10,000
                  -------------------------------------------
                  ASL II           85            $15,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the Annuity. For annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 You may make additional payments of at least $100 into your Annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your Annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the "free look period"). The period of time and the amount returned to you is dictated by State law, and is stated on the front cover of your contract. You must cancel your Annuity in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.


 Where should I invest my money? With the help of your Financial Professional, you choose where to invest your money within the Annuity. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment options that you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.


 We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing Your Account Value."

 How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a contingent deferred sales charge (discussed below). See the "Tax Considerations" section of this Prospectus. You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can choose the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."


 Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does so due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value.


 These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value invested (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.


 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Please see the applicable optional benefits section for more information. In the Living Benefits section, we describe these guaranteed minimum withdrawal benefits, which allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., Excess Income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

 These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
..   Highest Daily Lifetime 6 Plus
..   Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
..   Spousal Highest Daily Lifetime 6 Plus
..   Highest Daily Lifetime 7 Plus
..   Spousal Highest Daily Lifetime 7 Plus
..   Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator

..   Highest Daily Lifetime 7 Plus with Beneficiary Income Option

..   Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven
..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option

 The Guaranteed Lifetime Withdrawal benefit options are no longer offered for new elections.

 Options for Guaranteed Accumulation. We offer optional benefits for an additional fee that guarantee your Account Value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. Please see applicable optional benefits sections for more information.

 These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
..   Guaranteed Return Option Plus II
..   Highest Daily Guaranteed Return Option II
..   Guaranteed Return Option Plus (GRO Plus)*
..   Guaranteed Return Option (GRO)*
..   Guaranteed Return Option Plus 2008*
..   Highest Daily Guaranteed Return Option*

 *  No longer available for new elections.

 What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death (the amount of the basic death benefit may depend on the decedent's age).

 We also have optional death benefits for an additional charge:
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
..   Combination 5% Roll-Up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.


 Each death benefit has certain age restrictions and could only have been elected at time of contract purchase. Please see the "Death Benefit" section of the Prospectus for more information.


 How do I receive credits?
 With XT6, we apply a credit to your Annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this Annuity may be higher than other annuities that do not offer credits. The amount of the credit depends on the year during which the purchase payment is made:

 For annuities issued on or after February 13, 2006:

                             ANNUITY YEAR  CREDIT
                             ---------------------
                                 1         6.50%
                                 2         5.00%
                                 3         4.00%
                                 4         3.00%
                                 5         2.00%
                                 6         1.00%
                                 7+        0.00%
                             ---------------------

 * For annuities issued before February 13, 2006, the Credit during Annuity Year 1 is 6.00%.

 Please note that during the first 10 years, the total asset-based charges on the XT6 annuity are higher than many of our other annuities. In addition, the Contingent Deferred Sales Charge (CDSC) on the XT6 annuity is higher and is deducted for a longer period of time as compared to our other annuities. Unless prohibited by applicable State law, we may take back credits applied within 12 months of death or a Medically-Related Surrender. We may also take back credits if you return your Annuity under the "free-look" provision.

 For ASAP III annuities issued on or after February 13, 2006, and APEX II annuities issued on or after June 20, 2005, we apply a "loyalty credit" at the end of your fifth anniversary for money invested with us during the first four years of your Annuity (less adjustments for any withdrawals). For ASAP III, the credit is 0.50%. For APEX II, the credit is either 0%, 2.25% or 2.75% depending on the Issue Date of your Annuity.

 Please see the section entitled "Managing Your Account Value" for more information.

 What are the Annuity's Fees and Charges?
 Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the Annuity Year in which the purchase payment is withdrawn. The CDSC is different depending on which annuity you purchase:

 ------------------------------------------------------------------------------
           Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10 Yr. 11+
 ------------------------------------------------------------------------------
 ASAP III  7.5%  7.0%  6.5%  6.0%  5.0%  4.0%  3.0%  2.0%  0.0%     --     --
 ------------------------------------------------------------------------------
 APEX II   8.5%  8.0%  7.0%  6.0%  0.0%    --    --    --    --     --     --
 ------------------------------------------------------------------------------
 XT6*      9.0%  9.0%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   1.0%   0.0%
 ------------------------------------------------------------------------------
 ASL II - There is no CDSC for this Annuity
 ------------------------------------------------------------------------------

 *  For annuities issued before November 20, 2006, the schedule is as follows:
    Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year
    6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2.0%; Year 11+:
    0.0%.

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your Annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contracts.

 Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value invested in the Sub-accounts, whichever is less. Except for XT6, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your purchase payments and is designed to approximate the taxes that we are required to pay.

 Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

             ------------------------------------------------------
                 FEE/CHARGE       ASAP III  APEX II  ASL II   XT6
             ------------------------------------------------------
             Mortality & Expense   0.50%    1.50%    1.50%   0.50%
             Risk Charge
             ------------------------------------------------------
             Administration        0.15%    0.15%    0.15%   0.15%
             Charge
             ------------------------------------------------------
             Total Insurance       0.65%    1.65%    1.65%   0.65%
             Charge
             ------------------------------------------------------

 Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. It is an annual charge assessed on a daily basis. The charge is assessed for a certain number of years against the average assets allocated to the Sub-accounts and is equal to the following:

-------------------------------------------------------------------------------------
    FEE/CHARGE              ASAP III         APEX II  ASL II           XT6
-------------------------------------------------------------------------------------
Distribution Charge  0.60% in Annuity Years   N/A      N/A    1.00% in Annuity Years
                              1-8                                      1-10
-------------------------------------------------------------------------------------

 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime Seven, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each optional benefit.

 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees And Expenses Incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.


 Costs to Sell and Administer Our Variable Annuity: Your Financial Professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your Financial Professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your Financial Professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your Financial Professional or us. See "General Information".


 Other Information: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective. Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm. The Portfolios that you select are your choice - we do not provide investment advice, and we do not recommend or endorse any particular Portfolio. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this Prospectus, under the heading concerning "service fees" for a discussion of fees that we may receive from underlying mutual funds and/or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name includes the prefix "AST" are Portfolios of Advanced Series Trust. The investment managers for AST are AST Investment Services, Inc., a Prudential Financial Company, and Prudential Investments LLC, both of which are affiliated companies of Prudential Annuities. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.


 Effective May 1, 2004, the SP International Growth Portfolio (formerly the SP William Blair International Growth Portfolio) was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to May 1, 2004 you had any portion of your Account Value allocated to the SP International Growth Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the SP International Growth Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the SP International Growth Sub-account prior to May 1, 2004 or if you purchased your Annuity on or after May 1, 2004, you cannot allocate Account Value to the SP International Growth Sub-account.

 Effective April 29, 2013, the AST Franklin Templeton Founding Funds Allocation Portfolio was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to April 29, 2013 you had any portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the AST Franklin Templeton Founding Funds Allocation Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the AST Franklin Templeton Founding Funds Allocation Sub-account prior to April 29, 2013, you cannot allocate Account Value to the AST Franklin Templeton Founding Funds Allocation Sub-account.


 Stipulated Investment Options if you Elect Certain Optional Benefits
 As a condition to your participating in certain optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of "Permitted Sub-accounts". Under the first group (Group I), your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group (Group II), you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted investment options.

 While those who do not participate in any optional benefit generally may invest in any of the investment options described in the Prospectus, only those who participate in the optional benefits listed in Group II below may participate in the second category (along with its attendant re-balancing requirement). This second category is called our "Custom Portfolios Program" (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials). If you participate in the Custom Portfolios Program, you may not participate in an Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.

 Group I: Allowable Benefit Allocations


 Optional Benefit Name*                                          Allowable Benefit Allocations:
 GRO Plus II                                                     AST Academic Strategies Asset Allocation Portfolio
 Highest Daily GRO II                                            AST Advanced Strategies Portfolio
 Highest Daily Lifetime Five Income Benefit                      AST Balanced Asset Allocation Portfolio
 Highest Daily Lifetime Seven Income Benefit                     AST BlackRock Global Strategies Portfolio
 Highest Daily Lifetime 7 Plus Income Benefit                    AST BlackRock iShares ETF Portfolio
 Highest Daily Lifetime 7 Plus with Beneficiary Income Option    AST Capital Growth Asset Allocation Portfolio
 Highest Daily Lifetime 7 Plus with Lifetime Income              AST Defensive Asset Allocation Portfolio
 Accelerator                                                     AST FI Pyramis(R) Asset Allocation Portfolio
 Highest Daily Lifetime Seven with Beneficiary Income Option     AST FI Pyramis(R) Quantitative Portfolio
 Highest Daily Lifetime Seven with Lifetime Income               **AST Franklin Templeton Founding Funds Allocation Portfolio
 Accelerator                                                     AST Franklin Templeton Founding Funds Plus Portfolio
 Highest Daily Lifetime 6 Plus                                   AST Goldman Sachs Multi-Asset Portfolio
 Highest Daily Lifetime 6 Plus with Lifetime Income              AST J.P. Morgan Global Thematic Portfolio
 Accelerator                                                     AST J.P. Morgan Strategic Opportunities Portfolio
 Highest Daily Value Death Benefit                               AST New Discovery Asset Allocation Portfolio
 Lifetime Five Income Benefit                                    AST Preservation Asset Allocation Portfolio
 Spousal Highest Daily Lifetime Seven Income Benefit             AST Prudential Growth Allocation Portfolio
 Spousal Highest Daily Lifetime 7 Plus Income Benefit Spousal    AST RCM World Trends Portfolio
 Highest Daily Lifetime 7 Plus with Beneficiary Income Option    AST Schroders Global Tactical Portfolio
 Spousal Highest Daily Lifetime Seven with Beneficiary           AST Schroders Multi-Asset World Strategies Portfolio
 Income Option                                                   AST T. Rowe Price Asset Allocation Portfolio
 Spousal Highest Daily Lifetime 6 Plus                           AST Wellington Management Hedged Equity Portfolio
 Spousal Lifetime Five Income Benefit
-------------------------------------------------------------------------------------------------------------------------------

 Optional Benefit Name*                                          All Investment Options Permitted, EXCEPT These:
 Combo 5% Rollup & HAV Death Benefit                             Access VP High Yield
 GRO/GRO PLUS                                                    AST AQR Emerging Markets Equity
 Guaranteed Minimum Income Benefit                               AST QMA Emerging Markets Equity
 Guaranteed Minimum Withdrawal Benefit                           AST Western Asset Emerging Markets Debt
 Highest Anniversary Value Death Benefit                         Invesco V.I. Technology
                                                                 ProFund VP Biotechnology
                                                                 ProFund VP Internet
                                                                 ProFund VP Semiconductor
                                                                 ProFund VP Short Mid-Cap
                                                                 ProFund VP Short Small-Cap
                                                                 ProFund VP Technology
                                                                 ProFund VP UltraBull
                                                                 ProFund VP UltraNASDAQ-100
                                                                 ProFund VP UltraSmall-Cap
-------------------------------------------------------------------------------------------------------------------------------

                                                                 All Investment Options Permitted, EXCEPT These:
 GRO PLUS 2008                                                   Access VP High Yield
 Highest Daily GRO                                               AST AQR Emerging Markets Equity
                                                                 AST QMA Emerging Markets Equity
                                                                 AST Quantitative Modeling
                                                                 AST Western Asset Emerging Markets Debt
                                                                 Invesco V.I. Technology
                                                                 ProFund VP Asia 30
                                                                 ProFund VP Biotechnology
                                                                 ProFund VP Internet
                                                                 ProFund VP NASDAQ-100
                                                                 ProFund VP Precious Metals
                                                                 ProFund VP Semiconductor
                                                                 ProFund VP Short Mid-Cap
                                                                 ProFund VP Short NASDAQ-100
                                                                 ProFund VP Short Small-Cap
                                                                 ProFund VP Technology
                                                                 ProFund VP UltraBull

                 All Investment Options Permitted, EXCEPT These:
                 ProFund VP Ultra Mid-Cap
                 ProFund VP UltraNASDAQ-100
                 ProFund VP UltraSmall-Cap
                 Wells Fargo Advantage VT Small-Cap Growth


 * Detailed Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.
 ** No longer offered.

 The following set of tables describes the second category (i.e., Group II below), under which:

 (a)you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST PIMCO Total Return Bond Portfolio, the AST Western Asset Core Plus Bond Portfolio, the AST Lord Abbett Core Fixed Income Portfolio, the AST Neuberger Core Bond Portfolio, and/or the AST Prudential Core Bond Portfolio).
 (b)you may allocate up to 80% in equity and other portfolios listed in the table below.
 (c)on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in any applicable optional benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Custom Portfolios Program.
 (d)between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.
 (e)if you are already participating in the Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials) and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.

 Group II: Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials)


 Optional Benefit Name*                                          Permitted Portfolios
 Highest Daily Lifetime Seven                                    AST Academic Strategies Asset Allocation
 Spousal Highest Daily Lifetime Seven                            AST Advanced Strategies
 Highest Daily Lifetime Seven with Beneficiary Income Option     AST Balanced Asset Allocation
 Spousal Highest Daily Lifetime Seven with Beneficiary           AST BlackRock Global Strategies
 Income Option                                                   AST BlackRock iShares ETF
 Highest Daily Lifetime Seven with Lifetime Income               AST Capital Growth Asset Allocation
 Accelerator                                                     AST ClearBridge Dividend Growth
 Highest Daily Lifetime 7 Plus Spousal                           AST Cohen & Steers Realty
 Highest Daily Lifetime 7 Plus                                   AST Defensive Asset Allocation
 Highest Daily Lifetime 7 Plus with Beneficiary Income Option    AST Federated Aggressive Growth
 Spousal Highest Daily Lifetime 7 Plus with Beneficiary          AST FI Pyramis(R) Asset Allocation
 Income Option                                                   AST FI Pyramis(R) Quantitative Portfolio
 Highest Daily Lifetime 7 Plus with Lifetime Income              ***AST Franklin Templeton Founding Funds Allocation
 Accelerator                                                     AST Franklin Templeton Founding Funds Plus
 Highest Daily Lifetime 6 Plus                                   AST Global Real Estate
 Highest Daily Lifetime 6 Plus with Lifetime Income              AST Goldman Sachs Large-Cap Value
 Accelerator                                                     AST Goldman Sachs Mid-Cap Growth
 Spousal Highest Daily Lifetime 6 Plus                           AST Goldman Sachs Multi-Asset
 GRO Plus II                                                     AST Goldman Sachs Small-Cap Value
 Highest Daily GRO II                                            AST Herndon Large-Cap Value
                                                                 AST High Yield
                                                                 AST International Growth
                                                                 AST International Value
                                                                 AST J.P. Morgan Global Thematic
                                                                 AST J.P. Morgan International Equity
                                                                 AST J.P. Morgan Strategic Opportunities
                                                                 AST Jennison Large-Cap Growth
                                                                 AST Jennison Large-Cap Value
                                                                 AST Large-Cap Value
                                                                 AST Loomis Sayles Large-Cap Growth
                                                                 AST Lord Abbett Core Fixed Income
                                                                 AST MFS Global Equity

                    Permitted Portfolios
                    AST MFS Growth
                    AST MFS Large-Cap Value
                    AST Mid-Cap Value
                    AST Money Market
                    AST Neuberger Berman Core Bond
                    AST Neuberger Berman Mid-Cap Growth
                    AST Neuberger Berman/LSV Mid-Cap Value
                    AST New Discovery Asset Allocation
                    AST Parametric Emerging Markets Equity
                    AST PIMCO Limited Maturity Bond
                    AST PIMCO Total Return Bond
                    AST Preservation Asset Allocation
                    AST Prudential Core Bond
                    AST Prudential Growth Allocation
                    AST QMA US Equity Alpha
                    AST RCM World Trends
                    AST Schroders Global Tactical
                    AST Schroders Multi-Asset World Strategies
                    AST Small-Cap Growth
                    AST Small-Cap Value
                    AST T. Rowe Price Asset Allocation
                    AST T. Rowe Price Equity Income
                    AST T. Rowe Price Large-Cap Growth
                    AST T. Rowe Price Natural Resources
                    AST Templeton Global Bond
                    AST Wellington Management Hedged Equity
                    AST Western Asset Core Plus Bond

 The following additional Portfolios are available subject to certain restrictions:

                                ProFund VP**
                                Consumer Goods
                                Consumer Services
                                Financials
                                Health Care
                                Industrials
                                Large-Cap Growth
                                Large-Cap Value
                                Mid-Cap Growth
                                Mid-Cap Value
                                Real Estate
                                Small-Cap Growth
                                Small-Cap Value
                                Telecommunications
                                Utilities

 * Detailed Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.
 ** For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner's ability to invest in the ProFund VP Portfolios.
    Specifically:
   . We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the Beneficiary Continuation Option) to invest in any ProFund VP Portfolio; and
   . Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP Portfolio without being subject to the above restrictions; and

   . Those who currently hold an APEX II Annuity, or who acquired an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

 ***No longer offered.

 Certain optional living benefits (e.g., Highest Daily Lifetime 7 Plus) employ a predetermined formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Sub-account).


 Whether or not you elected an optional benefit subject to the predetermined mathematical formula, you should be aware that the operation of the formula may result in large-scale asset flows into and out of the Sub-accounts. These asset flows could adversely impact the portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds. Because transfers between the Sub-accounts and the AST

 Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the portfolios could experience the following effects, among others:

    (a)a portfolio's investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor's ability to fully implement the portfolio's investment strategy;
    (b)the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
    (c)a portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the portfolio compared to other similar funds.

 The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners' Account Value may be transferred to the AST Investment Grade Bond Sub-account and others Owners' Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

 The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.

 Please consult the prospectus for the applicable portfolio for additional information about these effects.


 The following table contains limited information about the portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the portfolios by calling 1-888-PRU-2888.

     ADVANCED SERIES            STYLE/                    INVESTMENT                            PORTFOLIO
      TRUST ("AST")              TYPE                 OBJECTIVES/POLICIES                        ADVISOR/
      PORTFOLIO NAME                                                                           SUBADVISOR(S)
-----------------------------------------------------------------------------------------------------------------------
 AST Academic Strategies        ASSET         Seeks long-term capital                 AlphaSimplex Group, LLC
Asset Allocation Portfolio    ALLOCATION      appreciation.                           AQR Capital Management,
                                                                                         LLC and CNH Partners, LLC
                                                                                      CoreCommodity Management,
                                                                                         LLC
                                                                                      First Quadrant, L.P.
                                                                                      Jennison Associates LLC
                                                                                      J.P. Morgan Investment
                                                                                         Management, Inc.
                                                                                      Pacific Investment
                                                                                         Management Company LLC
                                                                                         (PIMCO)
                                                                                      Prudential Investments LLC
                                                                                      Quantitative Management
                                                                                         Associates LLC
                                                                                      Western Asset Management
                                                                                         Company/Western Asset
                                                                                         Management Company
                                                                                         Limited
-----------------------------------------------------------------------------------------------------------------------
 AST Advanced Strategies        ASSET         Seeks a high level of absolute          Brown Advisory LLC
        Portfolio             ALLOCATION      return by using traditional and         Loomis, Sayles & Company, L.P.
                                              non-traditional investment              LSV Asset Management
                                              strategies and by investing in          Pacific Investment
                                              domestic and foreign equity and            Management Company LLC
                                              fixed income securities, derivative        (PIMCO)
                                              instruments and other investment        Quantitative Management
                                              companies.                                 Associates LLC
                                                                                      T. Rowe Price Associates, Inc.
                                                                                      William Blair & Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 AST AQR Emerging Markets    INTERNATIONAL    Seeks long-term capital                 AQR Capital Management, LLC
     Equity Portfolio           EQUITY        appreciation.
-----------------------------------------------------------------------------------------------------------------------
    AST AQR Large-Cap         LARGE-CAP       Seeks long-term capital                 AQR Capital Management, LLC
        Portfolio               BLEND         appreciation.
-----------------------------------------------------------------------------------------------------------------------
    AST Balanced Asset          ASSET         Seeks to obtain the highest             Prudential Investments LLC
   Allocation Portfolio       ALLOCATION      potential total return consistent       Quantitative Management
                                              with its specified level of risk           Associates LLC
                                              tolerance.
-----------------------------------------------------------------------------------------------------------------------
   AST BlackRock Global         ASSET         Seeks a high total return consistent    BlackRock Financial
   Strategies Portfolio       ALLOCATION      with a moderate level of risk.             Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF       ASSET         Seeks to maximize total return with     BlackRock Financial
        Portfolio             ALLOCATION      a moderate level of risk.                  Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2015     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2016     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2017     FIXED INCOME     Seeks the highest total return for a    Prudential Investment
                                              specific period of time, consistent        Management, Inc.
                                              with the preservation of capital and
                                              liquidity needs.
-----------------------------------------------------------------------------------------------------------------------

     ADVANCED SERIES          STYLE/                     INVESTMENT                             PORTFOLIO
      TRUST ("AST")            TYPE                  OBJECTIVES/POLICIES                         ADVISOR/
     PORTFOLIO NAME                                                                            SUBADVISOR(S)
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2018    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2019    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2020    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2021    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2022    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2023    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2024    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2025    FIXED INCOME    Seeks the highest total return for a      Prudential Investment
                                            specific period of time, consistent          Management, Inc.
                                            with the preservation of capital and
                                            liquidity needs.
-----------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset       ASSET        Seeks to obtain a total return            Prudential Investments LLC
  Allocation Portfolio      ALLOCATION      consistent with its specified level of    Quantitative Management
                                            risk tolerance.                              Associates LLC
-----------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend     LARGE-CAP      Seeks income, capital preservation,       ClearBridge Investments, LLC
    Growth Portfolio           BLEND        and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty    SPECIALTY      Seeks to maximize total return            Cohen & Steers Capital
        Portfolio                           through investment in real estate            Management, Inc.
                                            securities.
-----------------------------------------------------------------------------------------------------------------------
   AST Defensive Asset         ASSET        Seeks to obtain the highest               Prudential Investments LLC
  Allocation Portfolio      ALLOCATION      potential total return consistent         Quantitative Management
                                            with its specified level of risk             Associates LLC
                                            tolerance.
-----------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive     SMALL-CAP      Seeks capital growth.                     Federated Equity Management
    Growth Portfolio          GROWTH                                                     Company of Pennsylvania/
                                                                                         Federated Global Investment
                                                                                         Management Corp.
-----------------------------------------------------------------------------------------------------------------------
 AST FI Pyramis(R) Asset       ASSET        Seeks to maximize total return.           Pyramis Global Advisors, LLC
  Allocation Portfolio      ALLOCATION                                                   a Fidelity Investments
                                                                                         Company
-----------------------------------------------------------------------------------------------------------------------

       ADVANCED SERIES              STYLE/                     INVESTMENT                             PORTFOLIO
        TRUST ("AST")                TYPE                  OBJECTIVES/POLICIES                         ADVISOR/
        PORTFOLIO NAME                                                                              SUBADVISOR(S)
----------------------------------------------------------------------------------------------------------------------------
      AST FI Pyramis(R)             ASSET         Seeks long-term capital growth            Pyramis Global Advisors, LLC
    Quantitative Portfolio        ALLOCATION      balanced by current income.                  a Fidelity Investments
  (formerly AST First Trust                                                                    Company
  Balanced Target Portfolio)
----------------------------------------------------------------------------------------------------------------------------
    AST Franklin Templeton          ASSET         Seeks capital appreciation while its      Franklin Advisers, Inc.
  Founding Funds Allocation       ALLOCATION      secondary investment objective is         Franklin Mutual Advisers,
          Portfolio                               to seek income.                              LLC
                                                                                            Templeton Global Advisors
                                                                                               Limited
----------------------------------------------------------------------------------------------------------------------------
    AST Franklin Templeton          ASSET         Seeks capital appreciation.               AST Investment Services, Inc.
     Founding Funds Plus          ALLOCATION                                                Prudential Investments LLC
          Portfolio
----------------------------------------------------------------------------------------------------------------------------
    AST Global Real Estate        SPECIALTY       Seeks capital appreciation and            Prudential Real Estate
          Portfolio                               income.                                      Investors
----------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs           LARGE-CAP       Seeks long-term growth of capital.        Goldman Sachs Asset
  Large-Cap Value Portfolio         VALUE                                                      Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
  AST Goldman Sachs Mid-Cap        MID-CAP        Seeks long-term growth of capital.        Goldman Sachs Asset
       Growth Portfolio             GROWTH                                                     Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs             ASSET         Seeks to obtain a high level of total     Goldman Sachs Asset
    Multi-Asset Portfolio         ALLOCATION      return consistent with its level of          Management, L.P.
                                                  risk tolerance.
----------------------------------------------------------------------------------------------------------------------------
      AST Goldman Sachs           SMALL-CAP       Seeks long-term capital                   Goldman Sachs Asset
  Small-Cap Value Portfolio         VALUE         appreciation.                                Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
    AST Herndon Large-Cap         LARGE-CAP       Seeks maximum growth of capital           Herndon Capital Management,
Value Portfolio (formerly AST       VALUE         by investing primarily in the value          LLC
  BlackRock Value Portfolio)                      stocks of larger companies.
----------------------------------------------------------------------------------------------------------------------------
   AST High Yield Portfolio      FIXED INCOME     Seeks maximum total return,               J.P. Morgan Investment
                                                  consistent with preservation of              Management, Inc.
                                                  capital and prudent investment            Prudential Investment
                                                  management.                                  Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
   AST International Growth      INTERNATIONAL    Seeks long-term capital growth.           Jennison Associates LLC
          Portfolio                 EQUITY                                                  Neuberger Berman
                                                                                               Management LLC
                                                                                            William Blair & Company,
                                                                                               LLC
----------------------------------------------------------------------------------------------------------------------------
   AST International Value       INTERNATIONAL    Seeks capital growth.                     LSV Asset Management
          Portfolio                 EQUITY                                                  Thornburg Investment
                                                                                               Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AST Investment Grade Bond      FIXED INCOME     Seeks to maximize total return,           Prudential Investment
          Portfolio                               consistent with the preservation of          Management, Inc.
                                                  capital and liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
    AST J.P. Morgan Global          ASSET         Seeks capital appreciation                J.P. Morgan Investment
 Thematic Portfolio (formerly     ALLOCATION      consistent with its specified level of       Management Inc./Security
   AST Horizon Growth Asset                       risk tolerance.                              Capital Research &
    Allocation Portfolio)                                                                      Management Incorporated
----------------------------------------------------------------------------------------------------------------------------
       AST J.P. Morgan           INTERNATIONAL    Seeks capital growth.                     J.P. Morgan Investment
International Equity Portfolio      EQUITY                                                     Management, Inc.
----------------------------------------------------------------------------------------------------------------------------

      ADVANCED SERIES            STYLE/                    INVESTMENT                             PORTFOLIO
       TRUST ("AST")              TYPE                 OBJECTIVES/POLICIES                         ADVISOR/
      PORTFOLIO NAME                                                                            SUBADVISOR(S)
-------------------------------------------------------------------------------------------------------------------------
 AST J.P. Morgan Strategic       ASSET         Seeks to maximize return compared       J.P. Morgan Investment
  Opportunities Portfolio      ALLOCATION      to the benchmark through security          Management, Inc.
                                               selection and tactical asset
                                               allocation.
-------------------------------------------------------------------------------------------------------------------------
  AST Jennison Large-Cap       LARGE-CAP       Seeks long-term growth of capital.      Jennison Associates LLC
     Growth Portfolio            GROWTH
-------------------------------------------------------------------------------------------------------------------------
  AST Jennison Large-Cap       LARGE-CAP       Seeks capital appreciation.             Jennison Associates LLC
      Value Portfolio            VALUE
-------------------------------------------------------------------------------------------------------------------------
    AST Large-Cap Value        LARGE-CAP       Seeks current income and long-          Hotchkis and Wiley Capital
         Portfolio               VALUE         term growth of income, as well as          Management, LLC
                                               capital appreciation.
-------------------------------------------------------------------------------------------------------------------------
     AST Loomis Sayles         LARGE-CAP       Seeks capital growth. Income            Loomis, Sayles & Company, L.P.
Large-Cap Growth Portfolio       GROWTH        realization is not an investment
                                               objective and any income realized
                                               on the Portfolio's investments,
                                               therefore, will be incidental to the
                                               Portfolio's objective.
-------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed    FIXED INCOME     Seeks income and capital                Lord, Abbett & Co. LLC
     Income Portfolio                          appreciation to produce a high
                                               total return.
-------------------------------------------------------------------------------------------------------------------------
   AST MFS Global Equity      INTERNATIONAL    Seeks capital growth.                   Massachusetts Financial
         Portfolio               EQUITY                                                   Services Company
-------------------------------------------------------------------------------------------------------------------------
 AST MFS Growth Portfolio      LARGE-CAP       Seeks long-term capital growth and      Massachusetts Financial
                                 GROWTH        future, rather than current income.        Services Company
-------------------------------------------------------------------------------------------------------------------------
  AST MFS Large-Cap Value      LARGE-CAP       Seeks capital appreciation.             Massachusetts Financial
         Portfolio               VALUE                                                    Services Company
-------------------------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio   MID-CAP VALUE    Seeks to provide capital growth by      EARNEST Partners, LLC
                                               investing primarily in mid-             WEDGE Capital Management
                                               capitalization stocks that appear to       L.L.P.
                                               be undervalued.
-------------------------------------------------------------------------------------------------------------------------
AST Money Market Portfolio    FIXED INCOME     Seeks high current income and           Prudential Investment
                                               maintain high levels of liquidity.         Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
 AST Neuberger Berman Core    FIXED INCOME     Seeks to maximize total return          Neuberger Berman Fixed
      Bond Portfolio                           consistent with the preservation of        Income LLC
                                               capital.
-------------------------------------------------------------------------------------------------------------------------
   AST Neuberger Berman         MID-CAP        Seeks capital growth.                   Neuberger Berman
 Mid-Cap Growth Portfolio        GROWTH                                                   Management LLC
-------------------------------------------------------------------------------------------------------------------------
 AST Neuberger Berman/LSV     MID-CAP VALUE    Seeks capital growth.                   LSV Asset Management
  Mid-Cap Value Portfolio                                                              Neuberger Berman
                                                                                          Management LLC
-------------------------------------------------------------------------------------------------------------------------
  AST New Discovery Asset        ASSET         Seeks total return.                     Bradford & Marzec LLC
   Allocation Portfolio        ALLOCATION                                              Brown Advisory, LLC
                                                                                       C.S. McKee, LP
                                                                                       EARNEST Partners, LLC
                                                                                       Epoch Investment Partners, Inc.
                                                                                       Parametric Portfolio Associates
                                                                                          LLC Security Investors, LLC
                                                                                       Thompson, Siegel & Walmsley
                                                                                          LLC
-------------------------------------------------------------------------------------------------------------------------

     ADVANCED SERIES            STYLE/                     INVESTMENT                              PORTFOLIO
      TRUST ("AST")              TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
      PORTFOLIO NAME                                                                             SUBADVISOR(S)
--------------------------------------------------------------------------------------------------------------------------
 AST Parametric Emerging     INTERNATIONAL    Seeks long-term capital                   Parametric Portfolio Associates
 Markets Equity Portfolio       EQUITY        appreciation.                                LLC
--------------------------------------------------------------------------------------------------------------------------
    AST PIMCO Limited        FIXED INCOME     Seeks to maximize total return            Pacific Investment
 Maturity Bond Portfolio                      consistent with preservation of              Management Company LLC
                                              capital and prudent investment               (PIMCO)
                                              management.
--------------------------------------------------------------------------------------------------------------------------
  AST PIMCO Total Return     FIXED INCOME     Seeks to maximize total return            Pacific Investment
      Bond Portfolio                          consistent with preservation of              Management Company LLC
                                              capital and prudent investment               (PIMCO)
                                              management.
--------------------------------------------------------------------------------------------------------------------------
  AST Preservation Asset        ASSET         Seeks to obtain a total return            Prudential Investments LLC
   Allocation Portfolio       ALLOCATION      consistent with its specified level of    Quantitative Management
                                              risk tolerance.                              Associates LLC
--------------------------------------------------------------------------------------------------------------------------
 AST Prudential Core Bond    FIXED INCOME     Seeks to maximize total return            Prudential Investment
        Portfolio                             consistent with the long-term                Management, Inc.
                                              preservation of capital.
--------------------------------------------------------------------------------------------------------------------------
  AST Prudential Growth         ASSET         Seeks total return.                       Prudential Investment
   Allocation Portfolio       ALLOCATION                                                   Management, Inc.
                                                                                        Quantitative Management
                                                                                           Associates LLC
--------------------------------------------------------------------------------------------------------------------------
 AST QMA Emerging Markets    INTERNATIONAL    Seeks long-term capital                   Quantitative Management
     Equity Portfolio           EQUITY        appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
    AST QMA Large-Cap         LARGE-CAP       Seeks long-term capital                   Quantitative Management
        Portfolio               BLEND         appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
 AST QMA US Equity Alpha      LARGE-CAP       Seeks long term capital                   Quantitative Management
        Portfolio               BLEND         appreciation.                                Associates LLC
--------------------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling       ASSET         Seeks a high potential return while       Quantitative Management
        Portfolio             ALLOCATION      attempting to mitigate downside              Associates LLC
                                              risk during adverse market cycles.
--------------------------------------------------------------------------------------------------------------------------
   AST RCM World Trends         ASSET         Seeks highest potential total return      Allianz Global Investors U.S.
 Portfolio (formerly AST      ALLOCATION      consistent with its specified level of       LLC
Moderate Asset Allocation                     risk tolerance.
        Portfolio)
--------------------------------------------------------------------------------------------------------------------------
   AST Schroders Global         ASSET         Seeks to outperform its blended           Schroder Investment
    Tactical Portfolio        ALLOCATION      performance benchmark.                       Management North America
                                                                                           Inc./Schroder Investment
                                                                                           Management North America
                                                                                           Ltd.
--------------------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset       ASSET         Seeks long-term capital                   Schroder Investment
World Strategies Portfolio    ALLOCATION      appreciation.                                Management North America
                                                                                           Inc./Schroder Investment
                                                                                           Management North America
                                                                                           Ltd.
--------------------------------------------------------------------------------------------------------------------------
   AST Small-Cap Growth       SMALL-CAP       Seeks long-term capital growth.           Eagle Asset Management, Inc.
        Portfolio               GROWTH                                                  Emerald Mutual Fund Advisers
                                                                                           Trust
--------------------------------------------------------------------------------------------------------------------------
   AST Small-Cap Value        SMALL-CAP       Seeks to provide long-term capital        ClearBridge Investments, LLC
        Portfolio               VALUE         growth by investing primarily in          J.P. Morgan Investment
                                              small-capitalization stocks that             Management, Inc.
                                              appear to be undervalued.                 Lee Munder Capital Group, LLC
--------------------------------------------------------------------------------------------------------------------------

      ADVANCED SERIES           STYLE/                     INVESTMENT                            PORTFOLIO
       TRUST ("AST")             TYPE                 OBJECTIVES/POLICIES                         ADVISOR/
      PORTFOLIO NAME                                                                            SUBADVISOR(S)
------------------------------------------------------------------------------------------------------------------------
  AST T. Rowe Price Asset        ASSET        Seeks a high level of total return by    T. Rowe Price Associates, Inc.
   Allocation Portfolio       ALLOCATION      investing primarily in a diversified
                                              portfolio of equity and fixed income
                                              securities.
------------------------------------------------------------------------------------------------------------------------
 AST T. Rowe Price Equity      LARGE-CAP      Seeks substantial dividend income        T. Rowe Price Associates, Inc.
     Income Portfolio            VALUE        as well as long-term growth of
                                              capital through investments in the
                                              common stocks of established
                                              companies.
------------------------------------------------------------------------------------------------------------------------
     AST T. Rowe Price         LARGE-CAP      Seeks long-term growth of capital        T. Rowe Price Associates, Inc.
Large-Cap Growth Portfolio      GROWTH        by investing predominantly in the
                                              equity securities of a limited
                                              number of large, carefully selected,
                                              high-quality U.S. companies that
                                              are judged likely to achieve
                                              superior earnings growth.
------------------------------------------------------------------------------------------------------------------------
 AST T. Rowe Price Natural     SPECIALTY      Seeks long-term capital growth           T. Rowe Price Associates, Inc.
    Resources Portfolio                       primarily through investing in the
                                              common stocks of companies that
                                              own or develop natural resources
                                              (such as energy products, precious
                                              metals and forest products) and
                                              other basic commodities.
------------------------------------------------------------------------------------------------------------------------
 AST Templeton Global Bond    FIXED INCOME    Seeks to provide current income          Franklin Advisers, Inc.
Portfolio (formerly the AST                   with capital appreciation and
 T. Rowe Price Global Bond                    growth of income.
        Portfolio)
------------------------------------------------------------------------------------------------------------------------
 AST Wellington Management       ASSET        Seeks to outperform a mix of 50%         Wellington Management
  Hedged Equity Portfolio     ALLOCATION      Russell 3000(R) Index, 20% MSCI             Company, LLP
                                              EAFE Index, and 30% Treasury
                                              Bill Index over a full market cycle
                                              by preserving capital in adverse
                                              markets utilizing an options
                                              strategy while maintaining equity
                                              exposure to benefit from up
                                              markets through investments in
                                              Wellington Management's equity
                                              investment strategies.
------------------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus   FIXED INCOME    Seeks to maximize total return,          Western Asset Management
      Bond Portfolio                          consistent with prudent investment          Company/Western Asset
                                              management and liquidity needs,             Management Company
                                              by investing to obtain the average          Limited
                                              duration specified for the Portfolio.
------------------------------------------------------------------------------------------------------------------------
AST Western Asset Emerging    FIXED INCOME    Seeks to maximize total return.          Western Asset Management
  Markets Debt Portfolio                                                                  Company/Western Asset
                                                                                          Management Company
                                                                                          Limited
------------------------------------------------------------------------------------------------------------------------

          VARIABLE                 STYLE/                     INVESTMENT                           PORTFOLIO
       INSURANCE TRUST              TYPE                 OBJECTIVES/POLICIES                        ADVISOR/
          ("VIT")                                                                                 SUBADVISOR(S)
       PORTFOLIO NAME
-------------------------------------------------------------------------------------------------------------------------
   AIM Variable Insurance        SPECIALTY       Seeks to provide reasonable              Invesco Advisers, Inc.
   Funds (Invesco Variable                       current income and long-term
 Insurance Funds) - Invesco                      growth of income and capital.
  V.I. Diversified Dividend
   Fund - Series I shares
-------------------------------------------------------------------------------------------------------------------------
   AIM Variable Insurance        SPECIALTY       Seeks long-term growth of capital.       Invesco Advisers, Inc.
   Funds (Invesco Variable
 Insurance Funds) - Invesco
V.I. Global Health Care Fund
      - Series I shares
-------------------------------------------------------------------------------------------------------------------------
   AIM Variable Insurance         MID-CAP        Seeks capital growth.                    Invesco Advisers, Inc.
   Funds (Invesco Variable         GROWTH
 Insurance Funds) - Invesco
 V.I. Mid Cap Growth Fund -
       Series I shares
-------------------------------------------------------------------------------------------------------------------------
   AIM Variable Insurance        SPECIALTY       Seeks long-term growth of capital.       Invesco Advisers, Inc.
   Funds (Invesco Variable
 Insurance Funds) - Invesco
V.I. Technology Fund - Series
          I shares
-------------------------------------------------------------------------------------------------------------------------
   NVIT Developing Markets      INTERNATIONAL    Seeks long-term capital                  Nationwide Fund Advisors/The
            Fund                   EQUITY        appreciation, under normal                  Boston Company Asset
                                                 conditions by investing at least            Management, LLC
                                                 80% of its net assets in equity
                                                 securities of companies that are
                                                 tied economically to emerging
                                                 market countries.
-------------------------------------------------------------------------------------------------------------------------
  Access VP High Yield Fund      SPECIALTY       Seeks to provide investment results      ProFund Advisors LLC
                                                 that correspond generally to the
                                                 total return of the high yield market
                                                 consistent with maintaining
                                                 reasonable liquidity.
-------------------------------------------------------------------------------------------------------------------------
       ProFund VP Bull           SPECIALTY       Seeks investment results, before         ProFund Advisors LLC
                                                 fees and expenses, that correspond
                                                 to the performance of the S&P
                                                 500(R) (the "Index").
-------------------------------------------------------------------------------------------------------------------------
       ProFund VP Bear           SPECIALTY       Seeks daily investment results,          ProFund Advisors LLC
                                                 before fees and expenses, that
                                                 correspond to the inverse (-1x) of
                                                 the daily performance of the S&P
                                                 500(R) (the "Index").
-------------------------------------------------------------------------------------------------------------------------
    ProFund VP UltraBull         SPECIALTY       Seeks daily investment results,          ProFund Advisors LLC
                                                 before fees and expenses, that
                                                 correspond to two times (2x) the
                                                 daily performance of the S&P 500(R)
                                                 (the "Index").
-------------------------------------------------------------------------------------------------------------------------
    ProFund VP NASDAQ-100        SPECIALTY       Seeks investment results, before         ProFund Advisors LLC
                                                 fees and expenses, that correspond
                                                 to the performance of the
                                                 NASDAQ-100(R) Index (the
                                                 "Index").
-------------------------------------------------------------------------------------------------------------------------

         VARIABLE             STYLE/                  INVESTMENT                       PORTFOLIO
     INSURANCE TRUST           TYPE               OBJECTIVES/POLICIES                   ADVISOR/
         ("VIT")                                                                      SUBADVISOR(S)
      PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------
     ProFund VP Short        SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
        NASDAQ-100                        before fees and expenses, that
                                          correspond to the inverse (-1x) of
                                          the daily performance of the
                                          NASDAQ-100(R) Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
        ProFund VP           SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
     UltraNASDAQ-100                      before fees and expenses, that
                                          correspond to two times (2x) the
                                          daily performance of the NASDAQ-
                                          100(R) Index (the "Index").
---------------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap    SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
                                          before fees and expenses, that
                                          correspond to two times (2x) the
                                          daily performance of the Russell
                                          2000(R) Index (the "Index").
---------------------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap   SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
                                          before fees and expenses, that
                                          correspond to the inverse (-1x) of
                                          the daily performance of the
                                          Russell 2000(R) Index (the "Index").
---------------------------------------------------------------------------------------------------------
 ProFund VP UltraMid-Cap     SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
                                          before fees and expenses, that
                                          correspond to two times (2x) the
                                          daily performance of the S&P
                                          MidCap 400(R) (the "Index").
---------------------------------------------------------------------------------------------------------
 ProFund VP Short Mid-Cap    SPECIALTY    Seeks daily investment results,         ProFund Advisors LLC
                                          before fees and expenses, that
                                          correspond to the inverse (-1x) of
                                          the daily performance of the S&P
                                          MidCap 400(R) (the "Index").
---------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value   SMALL-CAP    Seeks investment results, before        ProFund Advisors LLC
                              VALUE       fees and expenses, that correspond
                                          to the performance of the S&P
                                          SmallCap 600(R) Value Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
   ProFund VP Small-Cap      SMALL-CAP    Seeks investment results, before        ProFund Advisors LLC
          Growth              GROWTH      fees and expenses, that correspond
                                          to the performance of the S&P
                                          SmallCap 600(R) Growth Index(R)
                                          (the "Index").
---------------------------------------------------------------------------------------------------------
   ProFund VP Large-Cap      LARGE-CAP    Seeks investment results, before        ProFund Advisors LLC
          Value               VALUE       fees and expenses, that correspond
                                          to the performance of the S&P
                                          500(R) Value Index (the "Index").
---------------------------------------------------------------------------------------------------------
   ProFund VP Large-Cap      LARGE-CAP    Seeks investment results, before        ProFund Advisors LLC
          Growth              GROWTH      fees and expenses, that correspond
                                          to the performance of the S&P
                                          500(R) Growth Index (the "Index").
---------------------------------------------------------------------------------------------------------

         VARIABLE             STYLE/                  INVESTMENT                       PORTFOLIO
     INSURANCE TRUST           TYPE               OBJECTIVES/POLICIES                   ADVISOR/
         ("VIT")                                                                      SUBADVISOR(S)
      PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------
 ProFund VP Mid-Cap Value    MID-CAP      Seeks investment results, before        ProFund Advisors LLC
                              VALUE       fees and expenses, that correspond
                                          to the performance of the S&P
                                          MidCap 400(R) Value Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
    ProFund VP Mid-Cap       MID-CAP      Seeks investment results, before        ProFund Advisors LLC
          Growth              GROWTH      fees and expenses, that correspond
                                          to the performance of the S&P
                                          MidCap 400(R) Growth Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
    ProFund VP Asia 30       SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the
                                          ProFunds Asia 30 Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
   ProFund VP Europe 30      SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the
                                          ProFunds Europe 30 Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
     ProFund VP Japan        SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Nikkei
                                          225 Stock Average (the "Index").
                                          The Fund seeks to provide a return
                                          consistent with an investment in the
                                          component equities in the Index
                                          hedged to U.S. Dollars. The Fund
                                          determines its success in meeting
                                          this investment objective by
                                          comparing its daily return on a
                                          given day with the daily
                                          performance of the dollar
                                          denominated Nikkei 225 futures
                                          contracts traded in the United
                                          States.
---------------------------------------------------------------------------------------------------------
     ProFund VP Banks        SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Banks/SM/ Index (the
                                          "Index").
---------------------------------------------------------------------------------------------------------
ProFund VP Basic Materials   SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Basic Materials/SM/ Index
                                          (the "Index").
---------------------------------------------------------------------------------------------------------
 ProFund VP Biotechnology    SPECIALTY    Seeks investment results, before        ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Biotechnology/SM/ Index
                                          (the "Index").
---------------------------------------------------------------------------------------------------------

         VARIABLE             STYLE/                   INVESTMENT                       PORTFOLIO
     INSURANCE TRUST           TYPE               OBJECTIVES/POLICIES                    ADVISOR/
         ("VIT")                                                                       SUBADVISOR(S)
      PORTFOLIO NAME
----------------------------------------------------------------------------------------------------------
   ProFund VP Consumer       SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
          Goods                           fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Consumer Goods/SM/
                                          Index (the "Index").
----------------------------------------------------------------------------------------------------------
   ProFund VP Consumer       SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
         Services                         fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Consumer Services/SM/
                                          Index (the "Index").
----------------------------------------------------------------------------------------------------------
  ProFund VP Financials      SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Financials/SM/ Index (the
                                          "Index").
----------------------------------------------------------------------------------------------------------
  ProFund VP Health Care     SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Health Care/SM/ Index
                                          (the "Index").
----------------------------------------------------------------------------------------------------------
  ProFund VP Industrials     SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Industrials/SM/ Index (the
                                          "Index").
----------------------------------------------------------------------------------------------------------
   ProFund VP Internet       SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones Internet/SM/ Composite/SM/
                                          Index.
----------------------------------------------------------------------------------------------------------
   ProFund VP Oil & Gas      SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Oil & Gas/SM/ Index (the
                                          "Index").
----------------------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals   SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Pharmaceuticals/SM/
                                          Index (the "Index").
----------------------------------------------------------------------------------------------------------
ProFund VP Precious Metals   SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones Precious Metals/SM/ Index (the
                                          "Index").
----------------------------------------------------------------------------------------------------------
  ProFund VP Real Estate     SPECIALTY    Seeks investment results, before         ProFund Advisors LLC
                                          fees and expenses, that correspond
                                          to the performance of the Dow
                                          Jones U.S. Real Estate/SM/ Index (the
                                          "Index").
----------------------------------------------------------------------------------------------------------

           VARIABLE                 STYLE/                    INVESTMENT                            PORTFOLIO
       INSURANCE TRUST               TYPE                 OBJECTIVES/POLICIES                        ADVISOR/
           ("VIT")                                                                                 SUBADVISOR(S)
        PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------------------------
   ProFund VP Semiconductor       SPECIALTY       Seeks investment results, before        ProFund Advisors LLC
                                                  fees and expenses, that correspond
                                                  to the performance of the Dow
                                                  Jones U.S. Semiconductors Index/SM/
                                                  (the "Index").
---------------------------------------------------------------------------------------------------------------------------
    ProFund VP Technology         SPECIALTY       Seeks investment results, before        ProFund Advisors LLC
                                                  fees and expenses, that correspond
                                                  to the performance of the Dow
                                                  Jones U.S. Technology/SM/ Index (the
                                                  "Index").
---------------------------------------------------------------------------------------------------------------------------
          ProFund VP              SPECIALTY       Seeks investment results, before        ProFund Advisors LLC
      Telecommunications                          fees and expenses, that correspond
                                                  to the performance of the Dow
                                                  Jones U.S. Telecommunications/SM/
                                                  Index (the "Index").
---------------------------------------------------------------------------------------------------------------------------
     ProFund VP Utilities         SPECIALTY       Seeks investment results, before        ProFund Advisors LLC
                                                  fees and expenses, that correspond
                                                  to the performance of the Dow
                                                  Jones U.S. Utilities/SM/ Index (the
                                                  "Index").
---------------------------------------------------------------------------------------------------------------------------
       ProFund VP U.S.            SPECIALTY       Seeks daily investment results,         ProFund Advisors LLC
       Government Plus                            before fees and expenses, that
                                                  correspond to one and one-quarter
                                                  times (1.25x) the daily movement of
                                                  the most recently issued 30-year
                                                  U.S. Treasury bond ("Long
                                                  Bond").
---------------------------------------------------------------------------------------------------------------------------
   ProFund VP Rising Rates        SPECIALTY       Seeks daily investment results,         ProFund Advisors LLC
         Opportunity                              before fees and expenses, that
                                                  correspond to one and one-quarter
                                                  times the inverse (-1.25x) of the
                                                  daily price movement of the most
                                                  recently issued 30-year U.S.
                                                  Treasury Bond ("Long Bond").
---------------------------------------------------------------------------------------------------------------------------
 The Prudential Series Fund -    INTERNATIONAL    Seeks long-term growth of capital.      Jennison Associates LLC;
   SP International Growth          EQUITY                                                   Marsico Capital Management,
          Portfolio                                                                          LLC; William Blair &
                                                                                             Company, LLC
---------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage VT      INTERNATIONAL    Seeks long-term capital                 Wells Fargo Funds
 International Equity Fund -        EQUITY        appreciation.                              Management, LLC, advisor;
           Class 1                                                                           Wells Capital Management
                                                                                             Inc., subadvisor
---------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage VT       LARGE-CAP       Seeks long-term capital                 Wells Fargo Funds
Intrinsic Value Fund - Class 2      VALUE         appreciation.                              Management, LLC, advisor;
                                                                                             Metropolitan West Capital
                                                                                             Management, LLC, subadvisor
---------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Advantage VT       LARGE-CAP       Seeks long-term capital                 Wells Fargo Funds
     Omega Growth Fund -            GROWTH        appreciation.                              Management, LLC, advisor;
           Class 1                                                                           Wells Capital Management
                                                                                             Inc., subadvisor
---------------------------------------------------------------------------------------------------------------------------

        VARIABLE            STYLE/            INVESTMENT                    PORTFOLIO
    INSURANCE TRUST          TYPE        OBJECTIVES/POLICIES                 ADVISOR/
        ("VIT")                                                            SUBADVISOR(S)
     PORTFOLIO NAME
--------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT   SMALL-CAP    Seeks long-term capital    Wells Fargo Funds
Small Cap Growth Fund -     GROWTH      appreciation.                 Management, LLC, advisor;
        Class 1                                                       Wells Capital Management
                                                                      Inc., subadvisor
--------------------------------------------------------------------------------------------------



 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

 Prudential Real Estate Investors is a business unit of Prudential Investment Management, Inc.

 Pyramis is a registered service mark of FMR LLC. Used under license.

 Security Capital Research & Management Incorporated is a wholly owned subsidiary of J.P. Morgan Investment Management Inc.


 WHAT ARE THE FIXED ALLOCATIONS?
 The Fixed Allocations consist of the MVA Fixed Allocations, the DCA Fixed Rate Options used with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"), the Fixed Allocations used with our dollar-cost averaging program, and (with respect to Highest Daily Lifetime Five only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the Prospectus concerning Highest Daily Lifetime Five. We describe the Fixed Allocations used with our dollar cost averaging program outside of the 6 or 12 Month DCA Program in the section entitled "Do You Offer Dollar
 Cost Averaging?" We no longer offer our 6 or 12 Month DCA Program.

 MVA Fixed Allocations. We offer MVA Fixed Allocations of different durations during the accumulation period. These "MVA Fixed Allocations" earn a guaranteed fixed rate of interest as long as you remain invested for a specified period of time, called the "Guarantee Period." In most states, we offer MVA Fixed Allocations with Guarantee Periods from 1 to 10 years. We may also offer special purpose MVA Fixed Allocations for use with certain optional investment programs. We guarantee the fixed rate as long as you remain invested for the entire Guarantee Period. However, for MVA Fixed Allocations, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the movement of applicable interest rates. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one MVA Fixed Allocation at a time.

 MVA Fixed Allocations are not available in Washington, Nevada, North Dakota, Maryland and Vermont. Availability of MVA Fixed Allocations is subject to change and may differ by state and by the annuity product you purchase. Please call Prudential Annuities at 1-888-PRU-2888 to determine availability of MVA Fixed Allocations in your state and for your annuity product. You may not allocate Account Value to MVA Fixed Allocations if you have elected the following Optional Benefits: Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, Spousal Highest Daily Lifetime Seven Income Benefit, Highest Daily Value Death Benefit, Highest Daily Lifetime Seven with Beneficiary Income Option, Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily GRO II, GRO Plus II, Highest Daily Lifetime 7 Plus Income Benefit, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator, Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime 6 Plus. The interest rate that we credit to the MVA Fixed Allocations may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts.

 No specific fees or expenses are deducted when determining the rate we credit to an MVA Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to MVA Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the MVA Fixed Allocations.

 DCA Fixed Rate Options. In addition to Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"), and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated. Because the interest we credit is applied against a balance that declines as transfers are made periodically to the Sub-accounts, you do not earn interest on the full amount that you allocated initially to the DCA Fixed Rate Options. A dollar cost averaging program does not assure a profit, or protect against a loss. We no longer offer our 6 or 12 Month DCA Program.

                               FEES AND CHARGES

 The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Prudential Annuities may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Prudential Annuities incurs in promoting, distributing, issuing and administering an Annuity and, in the case of XT6, ASAP III and APEX II to offset a portion of the costs associated with offering any Credits which are funded through Prudential Annuities' general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Annuity. A portion of the proceeds that Prudential Annuities receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for ASAP III, XT6 and APEX II, appreciation on amounts that represent any Credits.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 Contingent Deferred Sales Charge ("CDSC"): We do not deduct a sales charge from purchase payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. For purposes of calculating the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity. The CDSC percentages for ASAP III, APEX II and XT6 are shown under "Summary of Contract Fees and Charges". No CDSC is deducted from ASL II Annuities. If you purchase XT6 and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from purchase payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC under certain circumstances including certain medically-related circumstances or when taking a Minimum Distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals, Medically-Related Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

 Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20/th/ in each Annuity Year. The fee will never be more than $15.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twenty free transfers. Similarly, transfers made under our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program") and transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If you are enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken out only from the Sub-accounts. With respect to ASAP III, APEX II and ASL II, currently, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. With respect to XT6, we deduct the Annual Maintenance Fee regardless of Account Value. We do not impose the Annual Maintenance Fee upon annuitization, the payment of a Death Benefit, or a Medically-Related Surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase. For beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value. For a non-qualified Beneficiary Continuation Option, the fee is only applicable if the Account Value is less than $25,000 at the time the fee is assessed.

 Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of purchase payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

 We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Annuity. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


 Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Prudential Annuities for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that may provide guaranteed benefits to your beneficiaries even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


 The Insurance Charge is not deducted against assets allocated to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations or the DCA Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

 Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. The charge is assessed against the average assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges" on an annual basis. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity and, with respect to XT6, the costs associated with offering Credits which are funded through Prudential Annuities general account. The Distribution Charge is deducted against your Annuity's Account Value and any increases or decreases in your Account Value based on market fluctuations of the Sub-accounts will affect the charge.


 Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime 6 Plus, the charge is assessed against the greater of Account Value and Protected Withdrawal Value and taken out of the Sub-accounts and DCA Fixed Rate Options periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each optional benefit.


 Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 Fees and Expenses Incurred by the Portfolios: Each portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are assessed against each portfolio's net assets, and reflected daily by each portfolio before it provides Prudential Annuities with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the portfolios, which can be obtained by calling 1-888-PRU-2888.

 WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from an MVA Fixed Allocation.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. If you select a variable payment option that we may offer, then the amount of your benefits will reflect changes in the value of your Annuity and will be subject to charges that apply under the variable immediate annuity option. Also, a tax charge may apply (see "Tax Charge" above). Currently, we only offer fixed payment options.

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.

 Initial Purchase Payment: We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows:
 $1,000 for ASAP III, $10,000 for XT6 and APEX II and $15,000 for ASL II. However, if you decided to make payments under a systematic investment or an electronic funds transfer program, we would have accepted a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent purchase payments plus your initial Purchase Payment totaled the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equal $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1 million threshold. We may limit additional Purchase Payments under other circumstances, as explained in "Additional Purchase Payments," below.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

 Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

 Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Non-Qualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.

 Except as noted below, purchase payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Prudential Annuities. Purchase payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, purchase payments may be transmitted to Prudential Annuities via wiring funds through your Financial Professional's broker-dealer firm. Additional purchase payments may also be applied to your Annuity under an electronic funds transfer arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. Under the Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 "Beneficiary" Annuity
 If you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements, you may transfer the proceeds of the decedent's annuity into one of the Annuities described in this Prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a non-qualified annuity, for distributions based on lives age 70 or under. This transfer option is also not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a "Beneficiary Continuation Option".

 Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent's death, using Table 1 in IRS Publication 590. These distributions are not subject to any CDSC.

 For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent's death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2. However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see "Required Distributions Upon Your Death for Qualified Annuity Contracts" in the Tax Considerations section of this Prospectus.

 For non-qualified Annuities, distributions must begin within one year of the decedent's death. For additional information regarding the tax considerations applicable to beneficiaries of a non-qualified Annuity see "Required Distributions Upon Your Death for Nonqualified Annuity Contracts" in the Tax Consideration section of your prospectus.

 You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.

 The Annuity may provide a basic Death Benefit upon death, and you may name "successors" who may either receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.

 Please note the following additional limitations for a Beneficiary Annuity:
..   No additional purchase payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple "Transfer of Assets" or "TOA's" into a single contract as part of this "Beneficiary" Annuity. You may not elect any optional living or death benefits. Annuity Rewards is not available.
..   You may not annuitize the Annuity; no annuity options are available.
..   You may participate only in the following programs: Auto-Rebalancing,
    Dollar Cost Averaging (but not the 6 or 12 Month Dollar Cost Averaging Program), Systematic Withdrawals, and Third Party Investment Advisor.
..   You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A "beneficiary annuity" may not be co-owned.
..   If the Annuity is funded by means of transfer from another "Beneficiary
    Annuity" with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another "Beneficiary Annuity" where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.
..   The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and
    (3) the beneficiaries of the trust who are beneficiaries with respect to the trust's interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30/th/ of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request. If the beneficial owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor. If the beneficial owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest beneficiary under the trust.
..   If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.
..   If you are transferring proceeds as beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first required distribution. If, for any reason, your transfer request impedes our ability to complete your first distribution by the required date, we will be unable to accept your transfer request.

 Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

   . Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. This Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."
   . Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances and where allowed by law, you may name one or more Contingent Annuitants. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the Prospectus. For Beneficiary Annuities, instead of an Annuitant there is a "Key Life" which is used to determine the annual required distributions.
   . Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary Designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term "Successor" is used.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 In general, you may change the Owner, Annuitant and Beneficiary Designations by sending us a request in writing in a form acceptable to us. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. Upon an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   a new Owner subsequent to the death of the Owner or the first of any joint
    Owners to die, except where a spouse Beneficiary has become the Owner as a result of an Owner's death;
..   a new Annuitant subsequent to the Annuity Date;
..   for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
..   a change in Beneficiary if the Owner had previously made the designation irrevocable;

..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law); and

..   a new Annuitant for a contract issued to a grantor trust where the new
    Annuitant is not the grantor of the trust.

 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" sections of this Prospectus for any such restrictions.

 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Generally, any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the designated Annuitant. We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. We accept assignments of non-qualified Annuities only.

 Unless prohibited by applicable State Law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity.

 We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
..   a company(ies) that issues or manages viatical or structured settlements;
..   an institutional investment company;
..   an Owner with no insurable relationship to the Annuitant or Contingent
    Annuitant (a "Stranger-Owned Annuity" or "STOA"); or
..   a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.


 We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and we are not obligated to process your request within any particular timeframe.


 For New York Annuities, a request to change the Owner, Annuitant, Contingent Annuitant, Beneficiary and contingent Beneficiary designations is effective when signed, and an assignment is effective upon our receipt. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax advisor for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.

 Death Benefit Suspension upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 Spousal Designations
 If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code ("Code") (or any successor Code section thereto) ("Custodial Account") and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.

 Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes. Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner. Please see "Tax Considerations" for more information.


 Contingent Annuitant
 Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Internal Revenue Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account, as described in the above section.

 Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to receive the Death Benefit, the Account Value of the Annuity as of the date of due proof of death of the Annuitant will reflect the amount that would have been payable had a Death Benefit been paid. See the section above entitled "Spousal Designations" for more information about how the Annuity can be continued by a Custodial Account.

 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, less any applicable federal and state income tax withholding and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period and may be subject to a market value adjustment if it was allocated to a MVA Fixed Allocation, to the extent allowed by State law. With respect to XT6, if you return your Annuity, we will not return any XTra Credits we applied your Annuity based on your purchase payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 Unless we agree otherwise and subject to our rules, the minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in our Systematic Investment Plan or a periodic Purchase Payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such benefit. Additional purchase payments may be made at any time before the Annuity Date (unless the Annuity is held as a Beneficiary Annuity), or prior to the Account Value being reduced to zero. Purchase payments are not permitted if the Annuity is held as a Beneficiary Annuity. Please see the "Living Benefits" section of this prospectus for further information on additional Purchase Payments.

 Additional Purchase payments may be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1 million, as described in more detail in "Purchasing Your Annuity - Initial Purchase Payment".

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional purchase payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity (unless your Annuity is being held as a Beneficiary Annuity). We call our electronic funds transfer program "the Systematic Investment Plan." purchase payments made through electronic funds transfer may only be allocated to the Sub-accounts when applied. Different allocation requirements may apply in connection with certain optional benefits. We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic purchase payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic purchase payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent purchase payments.)

 Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate purchase payments to one or more available Sub-accounts or available Fixed Allocations. Investment restrictions will apply if you elect certain optional benefits.

 Subsequent Purchase Payments: Unless you participate in an asset allocation program, or unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent purchase payments, we will allocate any additional purchase payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent purchase payments according to any new allocation instructions. Unless you tell us otherwise, purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program.

 HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE ASAP III AND APEX II ANNUITIES?
 We apply a Loyalty Credit to your Annuity's Account Value at the end of your fifth Annuity Year ("fifth Annuity Anniversary"). With respect to ASAP III, for annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 0.50% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. With respect to APEX II, for annuities issued between June 20, 2005 and February 12, 2006, the Loyalty Credit is equal to 2.25% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. For APEX II Annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 2.75% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary.

 If the total purchase payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary, no Loyalty Credit will be applied to your Annuity. Also, no Loyalty Credit will be applied to your Annuity if your Account Value is zero on the fifth Annuity Anniversary. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Guaranteed Minimum Withdrawal Benefit, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus. In addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity
 Anniversary: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; (iii) your Beneficiary has elected our Beneficiary Continuation Option; or (iv) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the Annuity under our spousal continuation option, we will apply the Loyalty Credit to your Annuity only on the fifth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Loyalty Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.

 HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE ASAP III AND APEX II ANNUITIES?
 Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity Anniversary will be allocated to the Fixed Allocations and Sub-accounts according to the "hierarchy" described in this paragraph. This hierarchy consists of a priority list of investment options, and the Loyalty Credit is applied based on which of the items below is applicable and in effect when the Loyalty Credit is applied. Thus, if a given item in the priority list is inapplicable to you, we move to the next item. The hierarchy is as follows: (a) if you participate in the Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), any Loyalty Credit will be invested in accordance with such Program, (b) if you participate in an asset allocation program (see Appendix D for a description of such programs), in accordance with that program, (c) in accordance with your standing allocation instructions (d) if you participate in the Systematic Investment Plan, in accordance with that Plan, (e) if you participate in an automatic rebalancing program, in accordance with that program (f) in accordance with how your most recent purchase payment was allocated and (g) otherwise in accordance with your instructions, if items (a) through (f) above are not permitted or applicable.

 Example of Applying the Loyalty Credit with respect to ASAP III.
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 0.50% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00.

 Example of Applying the Loyalty Credit with respect to APEX II.
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 2.75% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $412.50.

 HOW DO I RECEIVE CREDITS UNDER THE XT6 ANNUITY?
 We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment during the first six (6) Annuity Years. The amount of the Credit is payable from our general account. The amount of the Credit depends on the Annuity Year in which the Purchase Payment(s) is made, according to the table below:

 For annuities issued on or after February 13, 2006 (subject to state availability):

                             ANNUITY YEAR  CREDIT
                             ---------------------
                                 1         6.50%
                                 2         5.00%
                                 3         4.00%
                                 4         3.00%
                                 5         2.00%
                                 6         1.00%
                                 7+        0.00%
                             ---------------------

 For annuities issued prior to February 13, 2006:

                             ANNUITY YEAR  CREDIT
                             ---------------------
                                 1         6.00%
                                 2         5.00%
                                 3         4.00%
                                 4         3.00%
                                 5         2.00%
                                 6         1.00%
                                 7+        0.00%
                             ---------------------

 Credits Applied to Purchase Payments for Designated Class of Annuity Owner Prior to May 1, 2004, where allowed by state law, Annuities could be purchased by a member of the class defined below, with a different table of Credits. The Credit applied to all purchase payments on such Annuities is as follows based on the Annuity Year in which the Purchase Payment was made: Year 1 -9.0%; Year 2 -9.0%; Year 3 -8.5%; Year 4 -8.0%; Year 5 -7.0%; Year 6 -6.0%; Year 7 -5.0%;
 Year 8 -4.0%; Year 9 -3.0%; Year 10 -2%; Year 11+ -0.0%.

 The designated class of Annuity Owners included: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodian-ship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with Prudential Annuities Distributors, Inc., a Prudential Financial Company; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) the child(ren) or other legal dependent under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

 All other terms and conditions of the Annuity apply to Owners in the designated class.

 HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE XT6 ANNUITY?
 Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 Examples of Applying Credits

 Initial Purchase Payment
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. We would apply a 6.5% Credit to your Purchase Payment and allocate the amount of the Credit ($650 = $10,000 X .065) to your Account Value in the proportion that your Purchase Payment is allocated.

 Additional Purchase Payment in Annuity Year 2
 Assume that you make an additional Purchase Payment of $5,000. We would apply a 5.0% Credit to your Purchase Payment and allocate the amount of the Credit ($250 = $5,000 X .05) to your Account Value.

 Additional Purchase Payment in Annuity Year 6
 Assume that you make an additional Purchase Payment of $15,000. We would apply a 1.0% Credit to your Purchase Payment and allocate the amount of the Credit ($150 = $15,000 X .01) to your Account Value.

 The amount of any XTra Credits applied to your XT6 Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:
..   any XTra Credits applied to your Account Value on purchase payments made within the 12 months before the Owner's (or Annuitant's if entity owned) date of death will be taken back (to the extent allowed by state law);
..   the amount available under the Medically-Related Surrender portion of the
    Annuity will not include the amount of any XTra Credits payable on purchase payments made within 12 months prior to the date of a request under the Medically-Related Surrender provision (to the extent allowed by State law); and
..   if you elect to "free look" your Annuity, the amount returned to you will not include the amount of any XTra Credits.

 The Account Value may be substantially reduced if Prudential Annuities takes back the XTra Credit amount under these circumstances. The amount we take back will equal the XTra Credit, without adjustment up or down for investment performance. Therefore, any gain on the XTra Credit amount will not be taken back. But if there was a loss on the XTra Credit, the amount we take back will still equal amount of the XTra Credit. We do not deduct a CDSC in any situation where we take back the XTra Credit amount. During the first 10 Annuity Years, the total asset-based charges on this Annuity (including the Insurance Charge and the Distribution Charge) are higher than many of our other annuities, including other annuities we offer that apply credits to purchase payments.

 General Information about Credits
..   We do not consider Credits to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Credits under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of purchase payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. You may not transfer Account Value to any Fixed Allocation used with a dollar cost averaging program or any DCA Fixed Rate Options. You may only allocate purchase payments to Fixed Allocations used with a dollar cost averaging program or the DCA Fixed Rate Options.

 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through Prudential Annuities' Internet website (www.prudentialannuities.com).

 Currently, we charge $10.00 for each transfer after the 20/th/ transfer in each Annuity Year. Transfers made as part of a Dollar Cost Averaging (including the 6 or 12 Month Dollar Cost Averaging Program), Automatic Rebalancing or asset allocation program do not count toward the 20 free transfer limit. Renewals or transfers of Account Value from an MVA Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee. We may also increase the Transfer Fee that we charge to $15.00 for each transfer after the number of free transfers has been used up. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.


 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a "writing",
 (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Money Market Portfolio or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account, or a Sub-account corresponding to a ProFund Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals;(ii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial.

 Contract owners in New York who purchased their contracts prior to March 15, 2004 are not subject to the specific restrictions outlined in bulleted paragraphs immediately above. In addition, there are contract owners of different variable annuity contracts that are funded through the same Separate Account that are not subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Prudential Annuities as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.

 Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the

 Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

 DO YOU OFFER DOLLAR COST AVERAGING?
 Yes. As discussed below, we offer Dollar Cost Averaging programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts, or a program that transfers amounts monthly from Fixed Allocations or DCA Fixed Rate Options. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.

 You can Dollar Cost Average from Sub-accounts, the Fixed Allocations or the DCA Fixed Rate Options. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
   . You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years (except for the DCA Fixed Rate Options).
   . You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
   . Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

 NOTE: When a Dollar Cost Averaging program is established from a Fixed Allocation or a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts. This will reduce the effective rate of return on the Fixed Allocation or a DCA Fixed Rate Option over the Guarantee Period or the duration of the program, respectively.

 The Dollar Cost Averaging programs are not available if you have elected an automatic rebalancing program or an asset allocation program. Dollar Cost Averaging from Fixed Allocations also is not available if you elect certain optional benefits.

 Prudential Annuities originally offered specific Fixed Allocations with Guarantee Periods of 6 months or 12 months exclusively for use with a Dollar Cost Averaging program on the APEX II product. Those 6 month/12 month Fixed Allocations were designed to automatically transfer Account Value in either 6 or 12 payments under a Dollar Cost Averaging program. Dollar Cost Averaging transfers commenced on the date the Fixed Allocation was established, and then proceeded each month following until the entire principal amount plus earnings was transferred. Fixed Allocations could only be established with your initial Purchase Payment or additional purchase payments. You could not transfer existing Account Value to a Fixed Allocation. We discontinued offering these 6 and 12 month Fixed Allocations beginning on May 1, 2009.

 Under our current dollar cost averaging program used with Fixed Allocations, Account Value allocated to the Fixed Allocations will be transferred to the Sub-accounts you choose. If you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s), you must transfer all remaining Account Value to any other investment option. Unless you provide alternate instructions at the time you terminate the Dollar Cost Averaging program, Account Value will be transferred to the AST Money Market Sub-account unless restricted due to benefit election. Transfers from Fixed Allocations as part of a Dollar Cost Averaging program are not subject to a Market Value Adjustment. However, a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s). Please note that under the 6 or 12 Month DCA Program (described immediately below), no Market Value Adjustment applies.

 6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE "6 OR 12 MONTH DCA PROGRAM"). WE NO LONGER OFFER OUR 6 OR 12 MONTH DCA PROGRAM.
 The 6 or 12 Month DCA Program was available for contracts issued between May 1, 2009 and October 31, 2011. The program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available. We may discontinue, modify or amend this program from time to time. Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus are the only optional living benefits and the Highest Anniversary Value death benefit and the Combination 5% Roll-up + HAV death benefit are the only death benefits you may participate in if you also participate in the 6 or 12 Month DCA Program, although you do not need to select any optional benefit to participate in the program. To participate in the 6 or 12 Month DCA Program, you must allocate at least a $2000 Purchase Payment to our DCA Fixed Rate Options. These DCA Fixed Rate Options are distinct from the Fixed Allocations described immediately above. Most notably, transfers out of a DCA Fixed Rate Option are never subject to a Market Value Adjustment. Dollar cost averaging does not assure a profit, or protect against a loss.

 The key features of this Program are as follows:
   . You may only allocate purchase payments to these DCA Fixed Rate Options. You may not transfer Account Value into this program.
   .   As part of your election to participate in the 6 or 12 Month DCA
       Program, you specify whether the monthly transfers under the 6 or 12 Month DCA Program are to be made over a 6 month or 12 month period. We then set the monthly transfer amount, by dividing the Purchase Payment (including any associated credit) you have allocated to the DCA Fixed Rate Options by the number of months. For example, if you allocated $6000, and selected a 6 month DCA Program, we would transfer $1000 each month. We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA Fixed Rate Options is reduced (e.g., due to the deduction of the applicable portion of the fee for an optional benefit, withdrawals or due to a transfer of Account Value out of the DCA Fixed Rate Options initiated by the mathematical formula used with Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA Fixed Rate Option by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program, we will transfer the remaining amount from the DCA Fixed Rate Option on the next scheduled transfer and terminate the program.
   . Any withdrawals, transfers, or fees deducted from the DCA Fixed Rate Options will reduce the DCA Fixed Rate Options on a "last-in, first-out" basis. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA Fixed Rate Options associated with that Program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For example, you may have more than one 6 month DCA Program running, but may not have a 6 month Program running simultaneously with a 12 month Program. If you have multiple 6 or 12 Month DCA Programs running, then the above reference to "last-in, first-out" means that amounts will be deducted first from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program that was established most recently.
   . The first transfer under the Program occurs on the day you allocate a Purchase Payment to the DCA Fixed Rate Options (unless modified to comply with State law) and on each month following until the entire principal amount plus earnings is transferred.
   .   We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.
   . The minimum transfer amount is $100, although we will not impose that requirement with respect to the final amount to be transferred under the Program.
   . If you are not participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus, we will make transfers under the 6 or 12 Month DCA Program to the Sub-accounts that you specified upon your election of the Program. If you are participating in any Highest Daily Lifetime 7 Plus benefit or Highest Daily Lifetime 6 Plus benefit, we will allocate amounts transferred out of the DCA Fixed Rate Options in the following manner: (a) if you are participating in the Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), we will allocate to the Sub-accounts in accordance with the rules of that program (b) if you are not participating in the Custom Portfolios Program, we will make transfers under the Program to the Sub-accounts that you specified upon your election of the Program, provided those instructions comply with the allocation requirements for Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 7 Plus or Spousal Highest Daily Lifetime 6 Plus (as applicable) and (c) whether or not you participate in the Custom Portfolios Program, no portion of our monthly transfer under the 6 or 12 Month DCA Program will be directed initially to the AST Investment Grade Bond Sub-account (although the DCA Fixed Rate Option is treated as a "Permitted Sub-account" for purposes of transfers to the AST Investment Grade Bond Sub-account under the pre-determined mathematical formula under the Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefits) (see below).
   . If you are participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus or Spousal Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis.
   . If you are participating in one of our automated withdrawal programs (e.g., Systematic Withdrawals), we may include within that withdrawal program amounts held within the DCA Fixed Rate Options. If you have elected any Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefit, any withdrawals will be taken on a pro-rata basis from your Sub-accounts and the DCA Fixed Rate Options.
   .   We impose no fee for your participation in the 6 or 12 Month DCA Program.
   . You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA Fixed Rate Options according to your instructions. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA Fixed Rate Options on a pro rata basis to the Sub-accounts in which you are invested currently. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the AST Money Market Sub-account.
   . You cannot utilize "rate lock" with the 6 or 12 Month DCA Program. The interest rate we credit under the program will be the rate on the date the purchase payment is allocated to the 6 or 12 Month DCA Program.
   . We credit interest to amounts held within the DCA Fixed Rate Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA
       Fixed Rate Option has been transferred out (b) the date the entire amount in the DCA Fixed Rate Option is withdrawn (c) the date as of which any death benefit payable is determined or (d) the Annuity Date.
   . The interest rate earned in a DCA Fixed Rate Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new purchase payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the amount of interest you receive will decrease as amounts are systematically transferred from the DCA Fixed Rate Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.
   . The 6 or 12 Month DCA Program may be referred to in your Rider and/or the Application as the "Enhanced Dollar Cost Averaging Program."

 NOTE: When a 6 or 12 month DCA program is established from a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts (including any transfers under an optional benefit formula). This will reduce the effective rate of return on the DCA fixed rate option.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. We also offer the Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), which is available if you have elected one of the Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Highest Daily GRO II, or GRO Plus II benefits.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a Systematic Withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 If you are participating in an optional living benefit (such as Highest Daily Lifetime 6 Plus) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

 ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
 We currently do not offer any asset allocation programs for use with your Annuity. Prior to December 5, 2005, we made certain asset allocation programs available. If you enrolled in one of the asset allocation programs prior to December 5, 2005, see the Appendix D entitled, "Additional Information on the Asset Allocation Programs" for more information on how the programs are administered.

 WHAT IS THE BALANCED INVESTMENT PROGRAM?
 We offer a balanced investment program where a portion of your Account Value is allocated to a Fixed Allocation and the remaining Account Value is allocated to the Sub-accounts that you select. When you enroll in the Balanced Investment Program, you choose the duration that you wish the program to last. This determines the duration of the Guarantee Period for the Fixed Allocation. Based on the fixed rate for the Guarantee Period chosen, we calculate the portion of your Account Value that must be allocated to the Fixed Allocation to grow to a specific "principal amount" (such as your initial Purchase Payment). We determine the amount based on the rates then in effect for the Guarantee Period you choose. If you continue the program until the end of the Guarantee Period and make no withdrawals or transfers, at the end of the Guarantee Period, the Fixed Allocation will have grown to equal the "principal amount". Withdrawals or transfers from the Fixed Allocation before the end of the Guarantee Period will terminate the program and may be subject to a Market Value Adjustment (which may be positive or negative). You can transfer the Account Value that is not allocated to the Fixed Allocation between any of the Sub-accounts available under your Annuity. Account Value you allocate to the Sub-accounts is subject to market fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program. This program is not available if your Annuity is held as a Beneficiary Annuity.

      Example
      Assume you invest $100,000. You choose a 10-year program and allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 2.50%*. Based on the fixed interest rate for the Guarantee Period chosen, the factor is 0.781198 for determining how much of your Account Value will be allocated to the Fixed Allocation. That means that $78,120 will be allocated to the Fixed Allocation and the remaining Account Value ($21,880) will be allocated to the Sub-accounts. Assuming that you do not make any withdrawals or transfers from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the Sub-accounts.

 * The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your Financial Professional has this authority, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
 Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuities. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Please note that if you have engaged a third-party investment advisor to provide asset allocation services with respect to your Annuity, we may not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. Highest Daily GRO).

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

 We or an affiliate of ours may provide administrative support to licensed, registered Financial Professionals or Investment advisors who you authorize to make financial transactions on your behalf. We may require Financial Professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the Financial Professional's or investment advisor's ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a Financial Professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) of Prudential Annuities.

 Please Note: Annuities where your Financial Professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity directed by a Financial Professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a Financial Professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your Financial Professional. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).

 Limitations that we may impose on your Financial Professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

 HOW DO THE FIXED ALLOCATIONS WORK?
 We credit a fixed interest rate to the Fixed Allocation so long as you remain invested for a set period of time called a "Guarantee Period." (Note that the discussion in this section of Guarantee Periods is not applicable to the Benefit Fixed Rate Account and the DCA Fixed Rate Options). Fixed Allocations currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed Allocations of different durations available in the future, including Fixed Allocations offered exclusively for use with certain optional investment programs. Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

 The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change so long as you remain invested for the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates, in our sole discretion, for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. Any change in interest rate does not affect Fixed Allocations that were in effect before the date of the change. To inquire as to the current rates for Fixed Allocations, please call 1-888-PRU-2888.

 A Guarantee Period for a Fixed Allocation begins:
   . when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
   . upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
   .   when you "renew" a Fixed Allocation by electing a new Guarantee Period.

 To the extent permitted by law, we may establish different interest rates for Fixed Allocations offered to a class of Owners who choose to participate in various optional investment programs we make available. This may include, but is not limited to, Owners who elect to use Fixed Allocations under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or the Balanced Investment Program.

 Prudential Annuities may offer Fixed Allocations with Guarantee Periods of 3 months or 6 months exclusively for use as a short-term Fixed Allocation ("Short-term Fixed Allocations"). Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional purchase payments. You may not transfer existing Account Value to a Short-term Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.

 On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Money Market Sub-account. Short-term Fixed Allocations may not be renewed on the Maturity Date. If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.

 HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
 We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition. Some of these considerations are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts. For some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

 We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

 The interest rate we credit for a Fixed Allocation may be subject to a minimum rate which may vary by state. Please refer to the Statement of Additional Information. In certain states, the interest rate may be subject to a minimum under state law or regulation.

 HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
 If you transfer or withdraw Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". Under certain optional benefits (such as GRO and GRO Plus) a formula transfers amounts between the MVA Fixed Allocations and the Permitted Sub-accounts. The amount of any Market Value Adjustment can be either positive or negative, depending on the movement of a combination of Strip Yields on Strips and an Option-adjusted Spread (each as defined below) between the time that you purchase the Fixed Allocation and the time you make a transfer or withdrawal. The Market Value Adjustment formula compares the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the MVA is being calculated. Any Market Value Adjustment that applies will be subject to our rules for complying with applicable state law.
..   "Strips" are a form of security where ownership of the interest portion of
    United States Treasury securities are separated from ownership of the underlying principal amount or corpus.
..   "Strip Yields" are the yields payable on coupon Strips of United States
    Treasury securities.
..   "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

 MVA Formula
 The MVA formula is applied separately to each MVA Fixed Allocation to determine the Account Value of the MVA Fixed Allocation on a particular date. The formula is as follows:

                         [(1+I)/(1+J+0.0010)]^/(N/365)/

                                     where:

        I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

        J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

        N is the number of days remaining in the original Guarantee Period.


 The denominator of the MVA formula includes a factor, currently equal to
 0.0010 or 0.10%. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.


 If you surrender your Annuity under the right to cancel provision, the MVA formula is:

                          [(1 + I)/(1 + J)]^/(N/365)/

 MVA Examples
 The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:
   . You allocate $50,000 into a MVA Fixed Allocation (we refer to this as the "Allocation Date" in these examples) with a Guarantee Period of 5 years (we refer to this as the "Maturity Date" in these examples).
   . The Strip Yields for coupon Strips beginning on Allocation Date and maturing on Maturity Date plus the Option-adjusted Spread is 5.50% (I = 5.50%).
   . You make no withdrawals or transfers until you decide to withdraw the entire MVA Fixed Allocation after exactly three (3) years, at which point 730 days remain before the Maturity Date (N = 730).

 Example of Positive MVA
 Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 4.00% (J = 4.00%). Based on these assumptions, the MVA would be calculated as follows:

   MVA Factor = [(1+I)/(1+J+0.0010)]^/(N/365)/ = [1.055/1.041]/2/ = 1.027078
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $59,448.56

 Example of Negative MVA
 Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 7.00% (J = 7.00%). Based on these assumptions, the MVA would be calculated as follows:

   MVA Factor = [(1+I)/(1+J+0.0010)]^/(N/365)/ = [1.055/1.071]/2/ = 0.970345
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,164.78.

 WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
 The "Maturity Date" for a MVA Fixed Allocation is the last day of the Guarantee Period (note that the discussion in this section of Guarantee Periods is not applicable to the Fixed Allocations used with a dollar cost averaging program, the Benefit Fixed Rate Account, and the DCA Fixed Rate options). Before the Maturity Date, you may choose to renew the MVA Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that MVA Fixed Allocation's Account Value to another MVA Fixed Allocation or to one or more Sub-accounts. We will not charge a MVA if you choose to renew a MVA Fixed Allocation on its Maturity Date or transfer the Account Value to one or more Sub-accounts. We will notify you before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all MVA Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date.

 If you do not specify how you want a Fixed Allocation to be allocated on its maturity date, we will then transfer the Account Value in the Fixed Allocation to the AST Money Market Sub-account. You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits. We may also apply a Market Value Adjustment to MVA Fixed Allocations being withdrawn or surrendered. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, as permitted, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

 If you participate in certain Lifetime Guaranteed Minimum Withdrawal Benefits, and you take a withdrawal deemed to be Excess Income that brings your Account Value to zero, both the benefit and the Annuity itself may terminate. See "Living Benefits" later in this prospectus for more information.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?

 During the Accumulation Period
 For federal income tax purposes, a distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 During the Annuitization Period
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about nonqualified Annuities.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.

 To determine if a CDSC applies to partial withdrawals, we:

 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.
 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments, as described in "Fees, Charges and Deductions - Contingent Deferred Sales Charge ("CDSC")" earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. (This step does not apply if all Purchase Payments have been previously withdrawn.)
 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all purchase payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select ("systematic withdrawals"). This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.

 You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Internal Revenue Code or Required Minimum Distributions.

 You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.

 Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.


 If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. "Pro rata" means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.


 If you have a Guaranteed Lifetime Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit (GMWB) and elect, or have elected, to receive withdrawals under the benefit using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:
..   Excluding Lifetime Five and GMWB, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.
..   If you either have an existing or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to Lifetime Five), Protected Annual Withdrawal Amount (only applicable to GMWB) or LIA Amount (only applicable to a Lifetime Income Accelerator Benefit) or b) for a designated amount that is less than your Annual Income Amount, Protected Annual Withdrawal Amount, or LIA Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.


 Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

..   If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, Annual Withdrawal Amount, Protected Annual Withdrawal Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your guaranteed withdrawal amounts available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your future guaranteed withdrawal amounts.
..   For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see "Living Benefits" later in this prospectus.

 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments". Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. We may apply a Market Value Adjustment to any MVA Fixed Allocations. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under
 Section 72(t). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Required Minimum Distributions.)

 Required Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the Required Minimum Distribution rules under the Code. We do not assess a CDSC on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the Required Minimum Distribution provisions in relation to other savings or investment plans under other qualified retirement plans not maintained with Prudential Annuities. However, no MVA will be assessed on a withdrawal taken to meet RMD requirements applicable to your Annuity.

 The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution provisions under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount. We may apply a Market Value Adjustment to any MVA Fixed Allocations.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 To request the forms necessary to surrender your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

 We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below (a "Medically-Related Surrender"). The requirements of such a surrender and waiver may vary by state. We may apply a Market Value Adjustment to any MVA Fixed Allocations. If you request a full surrender, the amount payable will be your Account Value minus, with respect to XT6, (a) the amount of any XTra Credits applied within 12 months prior to your request to surrender your Annuity (or as otherwise stipulated by applicable State law); and (b) the amount of any XTra Credits added in conjunction with any purchase payments received after our receipt of your request for a Medically-Related Surrender (e.g. purchase payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to take back XTra Credits as described above (if allowed by State law).

 This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:
   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a Medically-Related Surrender;
   . the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   . if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
   .   no additional purchase payments can be made to the Annuity.

 A "Contingency Event" occurs if the Annuitant is:
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make available annuity options that provide fixed annuity payments. Your Annuity provides certain fixed annuity payment options. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your Annuity. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits. For additional information on annuity payment options you may request a Statement of Additional Information. You must annuitize your entire Account Value; partial annuitizations are not allowed.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law or under the terms of your Annuity. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant. See section below entitled "How and When Do I Choose the Annuity Payment Option?"

 Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, with respect to XT6, you may not annuitize within the first three Annuity Years and with respect to ASAP III and APEX II, you may not annuitize within the first Annuity Year. With respect to the ASL II Annuity, you may annuitize immediately, if you wish.

 For Beneficiary Annuities, no annuity payments are available and all references to an Annuity Date are not applicable.

 Option 1
 Payments for Life: Under this option, income is payable periodically until the death of the "Key Life". The "Key Life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the Key Life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the Key Life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.

 Option 2
 Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Key Lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.

 Option 3
 Payments for Life with a Certain Period: Under this option, income is payable until the death of the Key Life. However, if the Key Life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. Under this option, you cannot make a partial or full surrender of the annuity. If this Annuity is issued as a Qualified Annuity contract and annuity payments begin after age 92, then this Option will be modified to permit a period certain that will end no later than the life expectancy of the annuitant defined under the IRS Required Minimum Distribution tables.

 Option 4
 Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary until the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the insurance charge assessed to cover the risk that Key Lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

 We may make different annuity and settlement options available in the future. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your contract.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your Annuity Date, provided it is no later than the maximum Annuity Date that may be required by law or under the terms of your Annuity.

 For Annuities issued prior to November 20, 2006:
   . if you do not provide us with your Annuity Date, a default date for the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85/th/ birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
   . unless you instruct us otherwise, the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

 If you choose to defer the Annuity Date beyond the default date, the IRS may not consider your contract to be an annuity under the tax law. If that should occur, all gain in your Annuity at that time will become immediately taxable to you. Further, each subsequent year's increase in Account Value would be taxable in that year. By choosing to continue to defer after the default date, you will assume the risk that your Annuity will not be considered an annuity for federal income tax purposes.

 For Annuities issued on or after November 20, 2006:
   . Unless we agree otherwise, the Annuity Date you choose must be no later than the first day of the calendar month coinciding with or next following the later of the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and the fifth anniversary of the Issue Date.
   . If you do not provide us with your Annuity Date, the maximum date as described above will be the default date; and, unless you instruct us otherwise, we will pay you the annuity payments and the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

 HOW ARE ANNUITY PAYMENTS CALCULATED?

 Fixed Annuity Payments
 If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the Key Life. Otherwise, the rates will differ according to the gender of the Key Life.

 Adjustable Annuity Payments
 We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5/th/) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

 Prudential Annuities offers different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under the optional Living Benefit, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have flexibility to invest in the Sub-accounts while:

..   protecting a principal amount from decreases in value as of specified future dates due to investment performance;
..   taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for certain types of lifetime income payments or lifetime withdrawals; or
..   providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
 Guaranteed Return Option Plus II (GRO Plus II)
 Highest Daily Guaranteed Return Option II (HD GRO II)
 Guaranteed Return Option (GRO)/1/
 Guaranteed Return Option Plus (GRO Plus)/1/
 Guaranteed Return Option Plus 2008 (GRO Plus 2008)/1/
 Highest Daily Guaranteed Return Option (Highest Daily GRO)/1/
 Guaranteed Minimum Withdrawal Benefit (GMWB)/1/
 Guaranteed Minimum Income Benefit (GMIB)/1/
 Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit/1/ Highest Daily Lifetime Five Income Benefit/1/
 Highest Daily Lifetime Seven Income Benefit/1/
 Spousal Highest Daily Lifetime Seven Income Benefit/1/
 Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit/1/ Highest Daily Lifetime Seven with Lifetime Income Accelerator Income Benefit/1/ Spousal Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit/1/
 Highest Daily Lifetime 7 Plus Income Benefit/1/
 Spousal Highest Daily Lifetime 7 Plus Income Benefit/1/
 Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit/1/
 Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit/1/ Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit/1/ Highest Daily Lifetime 6 Plus Income Benefit/1/
 Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator/1/
 Spousal Highest Daily Lifetime 6 Plus Income Benefit/1/

 (1)No longer available for new elections.

 Here is a general description of each kind of living benefit that exists under this Annuity:
..   Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under our Highest Daily GRO II benefit, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or MVA Fixed Allocations, for certain of the benefits). The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.
..   Guaranteed Minimum Income Benefit or ("GMIB"). As discussed elsewhere in this Prospectus, you have the right under your Annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. This benefit is no longer available for new elections.

..   Guaranteed Minimum Withdrawal Benefit or ("GMWB"). This benefit is designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. This benefit guarantees that a specified amount will be available for withdrawal over time, even if the value of the annuity itself has declined. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. This benefit is no longer available for new elections.
..   Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits also are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. These benefits differ, however, in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under our Highest Daily Lifetime 6 Plus benefit, for example, the guaranteed amount generally is equal to your highest daily Account Value, appreciated at six percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. Certain of these benefits are no longer available for new elections. Under any of the Guaranteed Lifetime
    Withdrawal Benefits (e.g., Highest Daily Lifetime 6 Plus), withdrawals in excess of the Annual Income Amount, called "Excess Income," will result in a permanent reduction in future guaranteed withdrawal amounts. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed withdrawal amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

 Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.

 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., Highest Daily Lifetime 6 Plus), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 Please refer to the benefit descriptions that follow for a complete description of the terms, conditions and limitations of each optional benefit. Investment restrictions apply if you elect certain optional living benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).

 Termination of Existing Benefits and Election of New Benefits

 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider and elect one of the currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period to make a new benefit election (you may elect a new benefit beginning on the next Valuation
 Day) provided that the benefit being elected is available for election post-issue. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your Financial Professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.


 Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


 GUARANTEED RETURN OPTION PLUS II (GRO Plus II)
 You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit and the Plus40 Optional Life Insurance Rider. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

 Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you "manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value"). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

 If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.

 If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

 Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

 EXAMPLE
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2010
..   The benefit is elected on December 1, 2010
..   The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
..   An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
..   The Account Value immediately prior to the withdrawal is equal to $300,000
..   For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

 If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation (figures are rounded):


     Withdrawal Amount                                            $ 50,000
     Divided by Account Value before withdrawal                   $300,000
     Equals ratio                                                    16.67%
     All guarantees will be reduced by the above ratio (16.67%)
     Base guarantee amount                                        $166,667
     Enhanced guarantee amount                                    $250,000


 Key Feature - Allocation of Account Value
 We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the "Permitted Sub-accounts."

 GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Appendix O of this prospectus, and applies to both (a) GRO Plus II and (b) elections of HD GRO II made prior to July 16, 2010. A summary description of each AST bond portfolio Sub-account appears within the section entitled "What Are The Investment Objectives and Policies Of The Portfolios?". You can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the "current liability" may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.

 In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability: in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.

 The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   On March 20, 2010 (and at least until first a transfer is made out of the
    AST bond portfolio Sub-account under the formula) -the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
..   Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 Election/Cancellation of the Benefit
 GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

 GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.

 There is no guarantee that any benefit will be available for election at a later date.

 Special Considerations under GRO Plus II
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Options section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   Transfers to and from your elected Sub-accounts and an AST bond portfolio
    Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
    (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 Charges under the Benefit
 We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
 You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit or the Plus40 Optional Life Insurance Rider. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

 HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing
 January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

 If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.

 If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

 Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

 EXAMPLE
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2010
..   The benefit is elected on December 1, 2010
..   The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
..   An additional guarantee amount of $300,000 is locked in on December 1, 2011
..   The Account Value immediately prior to the withdrawal is equal to $300,000
..   For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

 If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation (figures are rounded):

     Withdrawal Amount                                           $ 50,000
     Divided by Account Value before withdrawal                  $300,000
     Equals ratio                                                   16.67%
     All guarantees will be reduced by the above ratio (16.67%)
     Initial guarantee amount                                    $166,667
     Additional guarantee amount                                 $250,000

 Key Feature - Allocation of Account Value
 We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the "Permitted Sub-accounts".

 HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix Q of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options". In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value transfers between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

 For example,
..   March 17, 2011 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 18, 2011 - you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.
..   On March 18, 2011 (and at least until first a transfer is made out of the
    AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
..   Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 Election/Cancellation of the Benefit
 HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New
 York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

 HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.

 There is no guarantee that any benefit will be available for election at a later date.

 Special Considerations under HD GRO II
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   Transfers to and from your elected Sub-accounts and an AST bond portfolio
    Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
    (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 Charges under the Benefit
 We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and
 (b) administration
 of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 GUARANTEED RETURN OPTION PLUS (GRO Plus)
 GRO Plus is no longer available for election.

 GRO Plus is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period and any applicable subsequent period as the "maturity date") and on each anniversary of the maturity date thereafter while the benefit remains in effect, guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the "Protected Principal Value"). The benefit also offers you the opportunity to elect a second, enhanced guaranteed amount at a later date if your Account Value has increased, while preserving the guaranteed amount established on the effective date of your benefit. The enhanced guaranteed amount (called the "Enhanced Protected Principal Value") guarantees that, after a separate period following election of the enhanced guarantee and on each anniversary thereafter while this enhanced guarantee amount remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee. If the maturity date of any guarantee under GRO Plus is not a Valuation Day, and we are required to contribute an amount to your Account Value with respect to that maturing guarantee, we would contribute such an amount on the next Valuation Day.

 The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts between the Sub-accounts you choose and MVA Fixed Allocations used to support the Protected Principal Value(s). The benefit may be appropriate if you wish to protect a principal amount against poor Sub-account performance as of a specific date in the future. There is an additional charge if you elected the Guaranteed Return Option Plus benefit.

 The guarantees provided by the benefit exist only on the applicable maturity date(s) and on each anniversary of the maturity date(s) thereafter.

 Key Feature - Protected Principal Value/Enhanced Protected Principal Value The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.

   . Base Guarantee: Under the base guarantee, Prudential Annuities guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the benefit remains in effect, your Account Value will be no less than the Protected Principal Value. On the maturity date and on each anniversary after the maturity date that the benefit remains in effect, if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the base guarantee by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the base guarantee (as discussed below). Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

   . Enhanced Guarantee: On any anniversary following commencement of the benefit, you can establish an enhanced guarantee amount based on your current Account Value. Under the enhanced guarantee, Prudential Annuities guarantees that at the end of the specified period following the election of the enhanced guarantee (also referred to as its "maturity date"), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect, your Account Value will be no less than the Enhanced Protected Principal Value. You can elect an enhanced guarantee more than once; however, a subsequent election supersedes the prior election of an enhanced guarantee. Election of an enhanced guarantee does not impact the base guarantee. In addition, you may elect an "auto step-up" feature that will automatically create an enhanced guarantee (or increase your enhanced guarantee, if previously elected) on each anniversary of the benefit (and create a new maturity period for the new enhanced guarantee) if the Account Value as of that anniversary exceeds the Protected Principal Value and Enhanced Protected Principal Value by 7% or more. You may also elect to terminate an enhanced guarantee. If you elect to terminate an enhanced guarantee, any amounts held in the MVA Fixed Allocations for the enhanced guarantee will be liquidated, on the valuation day the request is processed, (which may result in a market value adjustment), and such amounts will be transferred according to the rules described in "Termination of the Benefit/ Enhanced Guarantee". Termination of an enhanced guarantee will not result in termination of the base guarantee. If you have elected the enhanced guarantee, on the guarantee's maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value. Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

 If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to your Annuity. The Protected Principal Value is referred to as the "Base Guarantee" and the Enhanced Protected Principal Value is referred to as the "Step-Up Guarantee" in the rider we issue for this benefit.

 Withdrawals under your Annuity
 Withdrawals from your Annuity, while the benefit is in effect, will reduce the base guarantee under the benefit as well as any enhanced guarantee. Cumulative annual withdrawals up to 5% of the Protected Principal Value as of the effective date of the benefit (adjusted for any subsequent purchase payments and, with respect to XT6, any Credits applied to such purchase payments) will reduce the applicable guaranteed amount by the actual amount of the withdrawal (referred to as the "dollar-for-dollar limit"). If the amount withdrawn is greater than the dollar-for-dollar limit, the portion of the withdrawal equal to the dollar-for-dollar limit will be treated as described above, and the portion of the withdrawal in excess of the dollar-for-dollar limit will reduce the base guarantee and the enhanced guarantee proportionally, according to the formula as described in the rider for this benefit (see the examples of this calculation below). Withdrawals other than Systematic Withdrawals will be taken pro-rata from the Sub-accounts and any Fixed Allocations. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment (which may be positive or negative) that would apply.

 Charges for other optional benefits under your Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus benefit, however, any partial withdrawals in payment of charges for the Plus40 Optional Life Insurance Rider (not currently offered for sale) and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus benefit are October 13, 2004; 2.) an initial Purchase Payment of $250,000 (includes any Credits under XT6); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus or other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 29, 2004 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 18, 2004 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The base guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the Dollar-for-dollar limit
 A $10,000 withdrawal is made on December 19, 2005 (second Annuity Year). The Remaining Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79)
..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Key Feature - Allocation of Account Value
 GRO Plus uses a mathematical formula that we operate to help manage your guarantees through all market cycles. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a "reallocation trigger". The formula does this by (a) first identifying each guarantee that is outstanding under GRO Plus (b) then discounting the value of each such guarantee to a present value, based on crediting rates associated with the MVA Fixed Allocations, then (c) identifying the largest of such present values. Then, the formula compares the largest present value to both the Account Value and the value of assets allocated to the Sub-accounts to determine whether a transfer into or out of the MVA Fixed Allocations is required. As detailed in the formula, if that largest present value exceeds the Account Value less a percentage of the Sub-account value, a transfer into the MVA Fixed Allocations will occur. Conversely, if the largest present value is less than the

 Account Value less a percentage of the Sub-account value, a transfer out of the MVA Fixed Allocations will occur. This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations). The formula is set forth in Appendix L.

 If your Account Value is greater than or equal to the reallocation trigger, then:
..   your Account Value in the Sub-accounts will remain allocated according to your most recent instructions; and
..   if a portion of your Account Value is allocated to an MVA Fixed Allocation to support the applicable guaranteed amount, all or a portion of those amounts will be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time;
..   if all of your Account Value is allocated to an MVA Fixed Allocation, then all or a portion of that amount may be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts, according to the following hierarchy: (i) first according to any asset allocation program that you may have in effect (ii) if no such program is in effect, then in accordance with any automatic rebalancing program that you may have in effect and
    (iii) if neither such program is in effect, then to the AST Money Market Sub-account; and
..   a Market Value Adjustment will apply when we reallocate Account Value from an MVA Fixed Allocation to the Sub-accounts, which may result in a decrease or increase in your Account Value.

 If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).

 At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. With respect to any amounts held within the MVA Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value (including any Market Value
    Adjustment) and your Protected Principal Value(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Sub-accounts;
..   The amount invested in, and interest earned within, the MVA Fixed
    Allocations;
..   The current crediting rates associated with MVA Fixed Allocations;
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocations.

 You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.

 Separate Fixed Allocations may be established in support of the Protected Principal Value and the Enhanced Protected Principal Value (if elected). There may also be circumstances when an MVA Fixed Allocation will be established only in support of the Protected Principal Value or the Enhanced Protected Principal Value. If you elect an enhanced guarantee, it is more likely that a portion of your Account Value may be allocated to MVA Fixed Allocations and will remain allocated for a longer period of time to support the Enhanced Protected Principal Value, even during a period of positive Sub-account performance and/or under circumstances where MVA Fixed Allocations would not be necessary to support the Protected Principal Value. Further, there may be circumstances where MVA Fixed Allocations in support of the Protected Principal Value or Enhanced Protected Principal Value are transferred to the Sub-accounts under the formula differently than each other because of the different guarantees they support.

 You should be aware of the following potential ramifications of the formula:
..   Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.
..   As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.
..   Transfers under the formula do not impact your guarantees under GRO Plus that have already been locked-in.

 Election of the Benefit
 We no longer permit new elections of GRO Plus. If you currently participate in GRO Plus, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus. Please note that if you terminate a living benefit such as GRO Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your account value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 Termination of the Benefit/Enhanced Guarantee
 You can elect to terminate the enhanced guarantee but maintain the protection provided by the base guarantee. You also can terminate the Guaranteed Return Option Plus benefit entirely, in which case you will lose any existing guarantees.

 Upon termination of the benefit or of the enhanced guarantee, any amounts held in the MVA Fixed Allocations related to the guarantee(s) being terminated will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata, based on your Account Value in such Sub-accounts on the day of the transfer, unless we receive other prior instructions from you or
 (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program
 (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit - see the Death Benefit section of this prospectus).

 In general, you may cancel GRO Plus and then elect another living benefit that is available post issue, effective on any Valuation Day after your cancellation of GRO Plus. If you terminate GRO Plus, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.

 The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of the Annuity. If you elect to terminate the benefit, the Guaranteed Return Option Plus will no longer provide any guarantees. The surviving spouse may elect the benefit at any time, subject to the limitations described above, after the death of the Annuity Owner. The surviving spouse's election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.

 Special Considerations under the Guaranteed Return Option Plus
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. No MVA Fixed Allocations may be in effect as of the date that you elect to participate in the benefit. However, the formula may transfer Account Value to MVA Fixed Allocations as of the effective date of the benefit under some circumstances.
..   You cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from a MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to an MVA Fixed Allocations to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.
..   Transfers from MVA Fixed Allocations made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA
    Fixed Allocation.
..   Transfers from the Sub-accounts to MVA Fixed Allocations or from MVA Fixed
    Allocations to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

..   Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will not be treated as "investment in the contract" for income tax purposes.
..   Low interest rates may require allocation to MVA Fixed Allocations even when the current Account Value exceeds the guarantee.
..   As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to MVA Fixed Allocations.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 Charges under the Benefit
 We currently deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts for participation in the Guaranteed Return Option Plus benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 If you elect the Enhanced Guarantee under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchases, your benefit may be subject to the new charge level. These charges will not exceed the maximum charges shown in the section of this prospectus entitled "Your Optional Benefit Fees and Charges"

 GUARANTEED RETURN OPTION (GRO)
 GRO is no longer available for election.

 GRO is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period as the "maturity date") guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the "Protected Principal Value").

 The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts pursuant to a mathematical formula between the Sub-accounts you choose and the MVA Fixed Allocation used to support the Protected Principal Value. There is an additional charge if you elect the Guaranteed Return Option benefit.

 The guarantee provided by the benefit exists only on the applicable maturity date. However, due to the ongoing monitoring of your Account Value and the transfer of Account Value between the Sub-accounts and the MVA Fixed Allocation to support our future guarantee, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.

 Key Feature - Protected Principal Value
 Under the GRO benefit, Prudential Annuities guarantees that on the maturity date, your Account Value will be no less than the Protected Principal Value. On the maturity date if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the Protected Principal Value by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the Protected Principal Value (as discussed below).

 We will notify you of any amounts added to your Annuity under the benefit. If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to an Annuity. The Protected Principal Value is generally referred to as the "Guaranteed Amount" in the rider we issue for this benefit.

 Key Feature - Allocation of Account Value
 GRO uses a mathematical formula that we operate to help manage your guarantees through all market cycles. The formula weighs a number of factors, including the current Account Value, the value in the Sub-accounts, the value in the MVA Fixed Allocations, the Protected Principal Value, the expected value of the MVA Fixed Allocations used to support the guarantee, the time remaining until maturity, and the current crediting rates associated with the MVA Fixed Allocations. In essence, and as detailed in the formula, the formula will transfer Account Value into the MVA Fixed Allocations if needed to support an anticipated guarantee. The formula is set forth in Appendix M. This required formula thus helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations).

 Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a "reallocation trigger". At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. If your entire Account Value is transferred to the MVA Fixed Allocations, the formula will not transfer amounts out of the MVA Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value (including any Market Value
    Adjustment) and your Protected Principal Value(s).
..   The amount of time until the maturity of your Guarantee(s);
..   The amount invested in, and the performance of, the Sub-accounts;
..   The amount invested in, and interest earned within, the MVA Fixed
    Allocations;
..   The current crediting rates associated with MVA Fixed Allocations;
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocation.

 You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.

 You should be aware of the following potential ramifications of the formula:
..   A Market Value Adjustment will apply when we reallocate Account Value from the MVA Fixed Allocation to the Sub-accounts. Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.
..   As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.
..   If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA
    Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).
..   If your Account Value is greater than or equal to the reallocation trigger, and Account Value must be transferred from the MVA Fixed Allocations to the Sub-accounts, then those amounts will be transferred from the MVA Fixed Allocations and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program)
    established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time. A market value adjustment will apply upon a transfer out of the MVA Fixed Allocations, which may result in an increase or decrease in your Account Value.
..   Transfers under the formula do not impact your guarantees under GRO that have already been locked-in.

 Withdrawals from your Annuity, while the benefit is in effect, will reduce the Protected Principal Value proportionally. The proportion will be equal to the proportionate reduction in the Account Value due to the withdrawal as of that date. Withdrawals will be taken pro rata from the Sub-accounts and any MVA Fixed Allocations. Systematic Withdrawals will be taken pro-rata from the Sub-accounts and the MVA Fixed Allocations up to growth in the MVA Fixed Allocations and thereafter pro-rata solely from the Sub-accounts. The growth in the MVA Fixed Allocations at any point in time consists of the remaining earnings since the program of systematic withdrawal began. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.

 Election of the Benefit
 We no longer permit new elections of GRO. If you currently participate in GRO, your existing guarantees are unaffected by the fact that we no longer offer GRO. Please note that if you terminate a living benefit such as GRO and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 Restart of the Benefit
 Once each Annuity Year you may request to restart the Benefit. Such a request is an election by you to terminate the existing Benefit (and all guarantees under the benefit) and start a new one. Restarts only take effect on anniversaries of the Issue Date. To make such a request for a restart, you must notify us in advance in accordance with our administrative requirements. If we accept your request, we then terminate the existing Benefit as of that valuation period, if it is an anniversary of the Issue Date, or, if not, as of the next following anniversary of the Issue Date. The new Benefit starts at that time. The initial Protected Principal Value for the new Benefit is the Account Value as of the effective date of the new Benefit. Unless you tell us otherwise, the duration of the new Benefit will be the same as that for the existing Benefit. However, if we do not then make that duration available, you must elect from those we make available at that time. For those who elect to re-start the benefit, the charge will be assessed according to the current methodology prior to re-starting the benefit. - see "Charges under the Benefit" below.

 As part of terminating the existing Benefit, we transfer any amounts in MVA Fixed Allocations, subject to a Market Value Adjustment, to the Sub-accounts on a pro-rata basis. If your entire Account Value was then in MVA Fixed Allocations, you must first provide us instructions as to how to allocate the transferred Account Value among the Sub-accounts.

 Termination of the Benefit
 The Annuity Owner also can terminate the Guaranteed Return Option benefit. Upon termination, any amounts held in the MVA Fixed Allocations will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive at our Office prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit - see the Death Benefit section of this prospectus).

 In general, you may cancel GRO and then elect another living benefit available post issue, effective on any Valuation Day after your cancellation of GRO. If you terminate GRO, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.

 The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of your Annuity. If you elect to terminate the benefit, the Guaranteed Return Option will no longer provide any guarantees. If the surviving spouse assumes your Annuity, he/she may re-elect the benefit on any anniversary of the Issue Date of the Annuity or, if the deceased Owner had not previously elected the benefit, may elect the benefit at any time. The surviving spouse's election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.

 The charge for the Guaranteed Return Option benefit will no longer be deducted from your Account Value after the benefit has been terminated, although for those Annuities for which the GRO charge is deducted annually rather than daily (see Charges Under the Benefit below), we will deduct the final annual charge upon termination of the benefit.

 Special Considerations under the Guaranteed Return Option. This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. The MVA Fixed Allocation must not have been in effect as of the date that you elected to participate in the benefit. However, the formula may transfer Account Value to the MVA Fixed Allocation as of the effective date of the benefit under some circumstances.
..   Annuity Owners cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from the MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to the MVA Fixed Allocation to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.
..   Transfers from the MVA Fixed Allocation made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value

    Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.
..   Transfers from the Sub-accounts to the MVA Fixed Allocation or from the MVA
    Fixed Allocation to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   Any amounts applied to your Account Value by Prudential Annuities on the maturity date will not be treated as "investment in the contract" for income tax purposes.
..   Any amounts that we add to your Annuity to support our guarantee under the benefit will be applied to the Sub-accounts pro rata, after first transferring any amounts held in the MVA Fixed Allocations as follows:
    (a) if only a portion of your Account Value is in the MVA Fixed
    Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program and (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive at our Office prior instructions from you.
..   Low interest rates may require allocation to the MVA Fixed Allocation even when the current Account Value exceeds the guarantee.
..   As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to the
    MVA Fixed Allocation.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 Charges under the Benefit
 We deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts for participation in the Guaranteed Return Option benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit.

 With respect to XT6 and APEX II, effective November 18, 2002, Prudential Annuities changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method described above. The annual charge for the Guaranteed Return Option for Owners who elected the benefit between February 4, 2002 and November 15, 2002 for XT6 and APEX II and subsequent to November 15, 2002 in those states where the daily deduction of the charge has not been approved, is deducted annually, in arrears, according to the prospectus in effect as of the date the benefit was elected.

 Owners who purchased an ASAP III Annuity between April 1, 2003 and
 September 30, 2003 or an ASL II Annuity between February 4, 2002 and
 November 15, 2002 (the "Promotional Period") will not be charged the 0.25% annual fee for the Guaranteed Return Option benefit (or the fee for GRO Plus, if that benefit was elected and the Annuity was acquired during the Promotional Period) if elected at any time while their Annuity is in effect.
..   Prudential Annuities will not charge the 0.25% annual fee for the entire period that the benefit remains in effect, including any extension of the benefit's maturity date resulting from the Owner's election to restart the 7-year benefit duration, regardless of when the Owner elects to participate in the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was during the Promotional Period).
..   Owners who complete the initial 7-year benefit duration OR terminate the benefit before the benefit's maturity date, will not be charged the 0.25% annual fee for participating in the benefit if they re-elect the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period).
..   All other terms and conditions of your Annuity and the Guaranteed Return
    Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period) apply to Owners who qualify for the waiver of the 0.25% annual fee.
..   Owners who purchase an Annuity after the completion of the Promotional
    Period do not qualify for the 0.25% annual fee waiver.

 GUARANTEED RETURN OPTION Plus 2008 (GRO Plus 2008)
 GRO Plus 2008 is no longer available for new elections.

 Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee. You may lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your current allocation instructions. Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2010 would increase the base guarantee amount to $130,000. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election). Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent purchase payments (i.e., 5% of the Purchase Payment is added to the corridor amount) and "excess withdrawals" (as described below). Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor. Each "benefit year", withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee amount and the amount of any enhanced guarantee by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal
 (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus 2008 benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The base guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year. The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500
    / $177,500), or $11,971.83.

 Key Feature - Allocation of Account Value
 GRO Plus 2008 uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future. This required formula helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to these bond portfolios collectively as the "AST bond portfolios." The formula described in this section, and which is set forth in Appendix H to this prospectus, applies to both (a) GRO Plus 2008 and
 (b) elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made prior to July 16, 2010. The formula applicable to elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made after July 16, 2010, is set forth in Appendix P to this prospectus. The cap can be referred to as the "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature". A summary description of each AST Bond Portfolio appears within the Prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios?". You can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.

 Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2015, an AST bond portfolio whose underlying investments generally mature in 2016, and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit). If you have elected GRO Plus 2008, you may invest in an AST bond Portfolio only by operation of the formula, and thus you may not allocate purchase payments to such a Portfolio. Please see this Prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula. As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the Transfer AST Bond Portfolio Sub-account may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.

 In general, the formula works as follows (please see Appendix H). On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the Current

 AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Portfolios pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Guarantee Amount(s);
..   The amount of time until the maturity of your Guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the Bond Portfolios;
..   The discount rate used to determine the present value of your Guarantee(s);
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 The Bond Portfolios are available only with these benefits, and you may not allocate purchase payments and transfer Account Value to or from the Bond Portfolios.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 Election/Cancellation of the Benefit
 GRO Plus 2008 is no longer available for new elections. If you currently participate in GRO Plus 2008, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus 2008.

 You may cancel the GRO Plus 2008 benefit at any time. You also can cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation of GRO Plus 2008, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to the other Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value as follows: (a) if you are participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current allocation percentages for that asset allocation program, (b) if you are not participating in an asset allocation program, but are participating in an automatic rebalancing program, we allocate the transferred amount in accordance with that program, or (c) if neither of the foregoing apply, we will transfer your Account Value to the AST Money Market Sub-account unless we receive at our Service Office other instructions from you at the time you elect to terminate this benefit. GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus 2008 will no longer provide any guarantees. The charge for the GRO Plus 2008 benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the GRO Plus 2008 benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus 2008 benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio and the Permitted Sub-accounts according to the formula. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefit selected, the AST Investment Grade Bond Portfolio under the newly-elected benefit. You also should be aware that upon cancellation of the GRO Plus 2008 benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus 2008 benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first valuation day following the cancellation of the GRO Plus 2008 benefit provided that the benefit you are looking to elect is available on a post-issue basis.

 Special Considerations under GRO Plus 2008
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   You cannot participate in any dollar cost averaging benefit that transfers
    Account Value from a fixed interest rate option to a Sub-account.
..   Transfers between an AST bond portfolio Sub-account and your other
    Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 Charges under the Benefit
 We deduct a charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts for participation in the GRO Plus 2008 benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of the prospectus entitled "Summary of Contract Fees and Charges." You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 OPTIONAL 90% CAP FEATURE UNDER GRO PLUS 2008
 If you currently own an Annuity and have elected the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula appears in Appendix H in this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap feature"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.

 It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 Important Considerations When Electing this Feature:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing GRO Plus 2008 benefit.

 HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
 We no longer permit new elections of Highest Daily GRO.

 Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. Highest Daily GRO will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2010 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year
 (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal
 (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee, and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 Key Feature - Allocation of Account Value
 HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix P of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Election/Cancellation of the Benefit
 We no longer permit new elections of Highest Daily GRO. If you currently participate in Highest Daily GRO, your existing guarantees are unaffected by the fact that we no longer offer Highest Daily GRO.

 If you wish, you may cancel the Highest Daily GRO benefit. You may then elect any other currently available living benefit, which is available to be added post issue on any Valuation Day after you have cancelled the Highest Daily GRO benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of the Highest Daily GRO benefit, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, and the Permitted Sub-accounts according to a pre-determined mathematical formula used with that benefit. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, under the newly-elected benefit. You also should be aware that upon cancellation of the Highest Daily GRO benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the Highest Daily GRO benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily GRO benefit provided that the benefit you are looking to elect is available on a post-issue basis.

 Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, Highest Daily GRO will no longer provide any guarantees. The charge for the Highest Daily GRO benefit will no longer be deducted from your Account Value upon termination of the benefit.

 Special Considerations under Highest Daily GRO
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   You cannot participate in any dollar cost averaging benefit that transfers
    Account Value from a fixed interest rate option to a Sub-account.
..   Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 Charges under the Benefit
 We deduct an annual charge equal to 0. 60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO benefit. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges." You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY GRO
 If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new formula is set forth in Appendix P of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio

 Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.

 It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 Important Considerations When Electing this Feature:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing Highest Daily GRO benefit.

 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
 The Guaranteed Minimum Withdrawal Benefit is no longer available for new elections.

 The Guaranteed Minimum Withdrawal Benefit guarantees your ability to withdraw amounts equal to an initial principal value (called the "Protected Value"), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to protect your principal. You are not required to make withdrawals as part of the benefit - the guarantee is not lost if you withdraw less than the maximum allowable amount of principal each year under the rules of the benefit. There is an additional charge if you elected the GMWB benefit; however, the charge may be waived under certain circumstances described below.

 Key Feature - Protected Value
 The Protected Value is the total amount that we guarantee will be available to you through withdrawals from your Annuity and/or benefit payments, regardless of the impact of Sub-account performance on your Account Value. The Protected Value is reduced with each withdrawal you make until the Protected Value is reduced to zero. When the Protected Value is reduced to zero due to your withdrawals, the GMWB benefit terminates. Additionally, the Protected Value is used to determine the maximum annual amount that you can withdraw from your Annuity, called the Protected Annual Withdrawal Amount, without triggering an adjustment in the Protected Value on a proportional basis. The Protected Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

 The Protected Value is determined as of the date you make your first withdrawal under your Annuity following your election of the GMWB benefit. The initial Protected Value is equal to the greater of (A) the Account Value on the date you elect the GMWB benefit, plus any additional purchase payments (plus any Credits applied to such purchase payments under XT6) before the date of your first withdrawal; or (B) the Account Value as of the date of the first withdrawal from your Annuity. The Protected Value may be enhanced by increases in your Account Value due to market performance during the period between your election of the GMWB benefit and the date of your first withdrawal.
..   If you elect the GMWB benefit at the time you purchase your Annuity, the
    Account Value will be your initial Purchase Payment (plus any Credits applied to such purchase payments under XT6).
..   If we offer the GMWB benefit to existing Annuity Owners, the Account Value on the anniversary of the Issue Date of your Annuity following your election of the GMWB benefit will be used to determine the initial Protected Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Value will be increased by the amount of the additional Purchase Payment (plus any Credits applied to such purchase payments under XT6).

 You may elect to step-up your Protected Value if, due to positive market performance, your Account Value is greater than the Protected Value. You are eligible to step-up the Protected Value on or after the 5th anniversary following the first withdrawal under the GMWB benefit. The Protected Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Value, you must do so during the 30-day period prior to your eligibility date. If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the GMWB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

 Upon election of the step-up, we reset the Protected Value to be equal to the then current Account Value. For example, assume your initial Protected Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Value to $60,000. On the date you are eligible to step-up the Protected Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Value to $75,000 on the date you are eligible. Upon election of the step-up, we also reset the Protected Annual Withdrawal Amount (discussed immediately below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount immediately prior to the reset; and (B) 7% of the Protected Value immediately after the reset.

 Key Feature - Protected Annual Withdrawal Amount
 The initial Protected Annual Withdrawal Amount is equal to 7% of the Protected Value. Under the GMWB benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount, your Protected Value will be reduced on a "dollar-for-dollar" basis (the Protected Value is reduced by the actual amount of the withdrawal, including any CDSC or MVA that may apply). Cumulative withdrawals in any Annuity Year that exceed the Protected Annual Withdrawal Amount trigger a proportional adjustment to both the Protected Value and the Protected Annual Withdrawal Amount, as described in the rider for this benefit (see the examples of this calculation below). The Protected Annual Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

 The GMWB benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Protected Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Protected Annual
    Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Value is reduced to zero.
..   Additional purchase payments will increase the Protected Annual Withdrawal
    Amount by 7% of the applicable Purchase Payment (and any Credits we apply to such purchase payments under XT6).
..   If the Protected Annual Withdrawal Amount after an adjustment exceeds the
    Protected Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Value.

 The following examples of dollar-for dollar and proportional reductions and the reset of the Maximum Annual Benefit assume that: 1.) the Issue Date and the effective date of the GMWB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) a Protected Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMWB or any other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
..   The Protected Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
..   The remaining Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $220,000. As the amount withdrawn exceeds the remaining Protected Annual Withdrawal Amount of $7,500 from Example 1:
..   The Protected Value is first reduced by the remaining Protected Annual
    Withdrawal Amount (from $240,000 to $232,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the remaining Protected Annual Withdrawal
       Amount ($10,000 - $7,500, or $2,500).
    -- B is the Account Value less the remaining Protected Annual Withdrawal
       Amount ($220,000 - $7,500, or $212,500).

 The resulting Protected Value is: $232,500 X (1 - $2,500 / $212,500), or $229,764.71.

..   The Protected Annual Withdrawal Amount is also reduced by the ratio of A to
    B: The resulting Protected Annual Withdrawal Amount is: $17,500 X (1 - $2,500 / $212,500), or $17,294.12.

    -- The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

 Example 3. Reset of the Maximum Annual Benefit
 A $10,000 withdrawal is made on October 13, 2006 (second Annuity Year). The remaining Protected Annual Withdrawal Amount has been reset to the Protected Annual Withdrawal Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:
..   The Protected Value is reduced by the amount withdrawn (i.e., reduced by
    $10,000, from $229,764.71 to $219,764.71).
..   The remaining Protected Annual Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

 Benefits under GMWB
..   In addition to any withdrawals you make under the GMWB benefit, Sub-account performance may reduce your Account Value. If your Account Value is equal to zero, and you have not received all of your Protected Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected Value in the form of fixed, periodic payments until the remainder of the Protected Value is paid, at which time the rider terminates. The fixed, periodic payments will each be equal to the
    Protected Annual Withdrawal Amount, except for the last payment which may be equal to the remaining Protected Value. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. You will not have the right to make additional purchase payments or receive the remaining Protected Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.
..   If the death benefit under your Annuity becomes payable before you have received all of your Protected Value in the form of withdrawals from your Annuity, your Beneficiary has the option to elect to receive the remaining Protected Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit provided under your Annuity. The remaining Protected Value will be payable in the form of fixed, periodic payments. Your beneficiary can elect the frequency of payments, subject to our rules then in effect. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. The Protected Value is not equal to the Account Value for purposes of the Annuity's other death benefit options. The GMWB benefit does not increase or decrease the amount otherwise payable under the annuity's other death benefit options. Generally, the GMWB benefit would be of value to your Beneficiary only when the Protected Value at death exceeds any other amount available as a death benefit.
..   If you elect to begin receiving annuity payments before you have received all of your Protected Value in the form of withdrawals from your Annuity, an additional annuity payment option will be available that makes fixed annuity payments for a certain period, determined by dividing the Protected Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity payments calculated in this manner, the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed interest rate on other annuity payment options we offer. This 0% assumed interest rate results in lower annuity payments than what would have been paid if the assumed interest rate was higher than 0%. You can also elect to terminate the GMWB benefit and begin receiving annuity payments based on your then current Account Value (not the remaining Protected Value) under any of the available annuity payment options.

 Other Important Considerations
..   Withdrawals under the GMWB benefit are subject to all of the terms and conditions of your Annuity, including any CDSC and MVA that may apply.
..   Withdrawals made while the GMWB benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity.
..   The GMWB benefit does not directly affect your Annuity's Account Value or
    Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the GMWB benefit. The GMWB benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Value in the form of periodic benefit payments.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   The Basic Death Benefit will terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of the Benefit
 The GMWB benefit is no longer available. If you currently participate in GMWB, your existing guarantees are unaffected by the fact that we no longer offer GMWB.

 We reserve the right to restrict the maximum amount of Protected Value that may be covered under the GMWB benefit under this Annuity or any other annuities that you own that are issued by Prudential Annuities or its affiliated companies.

 Termination of the Benefit
 The benefit terminates automatically when your Protected Value reaches zero based on your withdrawals. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon due proof of death (unless your surviving spouse elects to continue your Annuity and the GMWB benefit or your Beneficiary elects to receive the amounts payable under the GMWB benefit in lieu of the death benefit) or upon your election to begin receiving annuity payments.

 The charge for the GMWB benefit will no longer be deducted from your Account Value upon termination of the benefit.

 Please note that if you terminate a living benefit such as GMWB and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 Charges under the Benefit
..   Currently, we deduct a charge equal to 0.35% of the average daily net assets of the Sub-accounts per year for the GMWB benefit. The annual charge is deducted daily.
..   If, during the seven years following the effective date of the benefit, you do not make any withdrawals, and also during the five years after the effective date of the benefit you make no purchase payment, we will thereafter waive the charge for GMWB. If you make a purchase payment after we have instituted that fee waiver (whether that purchase payment is directed to a Sub-account or to a Fixed Allocation), we will resume imposing the GMWB fee (without notifying you of the resumption of the charge). Withdrawals that you take after the fee waiver has been instituted will not result in the re-imposition of the GMWB charge.
..   If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchasers, your benefit may be subject to the new charge level for the benefit.

 Additional Tax Considerations for Qualified Contracts/Arrangements
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Protected Annual Withdrawal Amount, which will cause us to recalculate the Protected Value and the Protected Annual Withdrawal Amount, resulting in a lower amount payable in future Annuity Years.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 Key Feature - Protected Income Value
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.
..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the

    Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected
    Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of XT6) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of XT6), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
 Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 Example 1. Dollar-for-dollar reduction
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).

..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 Example 2. Dollar-for-dollar and proportional reductions
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:
    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 /
 $217,500), or $231,247.79.
..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500.00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).
..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 Example 3. Reset of the dollar-for-dollar limit
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66, to $460,689.66).
..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 Key Feature - GMIB Annuity Payments
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b), in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 On the date that you elect to begin receiving GMIB annuity payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.

 GMIB Annuity Payment Option 1 - Payments for Life with a Certain Period Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB Annuity Payment Option 2 - Payments for Joint Lives with a Certain Period Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 Other Important Considerations
 You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 Election of the Benefit
 The GMIB benefit is no longer available. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 Termination of the Benefit
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 Charges under the Benefit
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 No charge applies after the Annuity Date.

 LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)
 The Lifetime Five Income Benefit is no longer being offered. Lifetime Five could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. The Lifetime Five Income Benefit was not available if you elected any other optional living benefit. As long as your Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and the Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect Lifetime Five, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).
..   If you elected the Lifetime Five benefit at the time you purchased your
    Annuity, the Account Value was your initial Purchase Payment.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 Step-Up of the Protected Withdrawal Value
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

 If you elected the Lifetime Five benefit on or after March 20, 2006:
..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under the Lifetime Five benefit
..   The Protected Withdrawal Value can be stepped up again on or after the 1/
    st/ anniversary of the preceding step-up

 If you elected the Lifetime Five benefit prior to March 20, 2006 and that original election remains in effect:
..   You are eligible to step-up the Protected Withdrawal Value on or after the
    5/th/ anniversary of the first withdrawal under the Lifetime Five benefit
..   The Protected Withdrawal Value can be stepped up again on or after the
    5/th/ anniversary of the preceding step-up

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under the Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected the Lifetime Five benefit on or after March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If you elected the Lifetime Five benefit prior to March 20, 2006 and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the later of (1) the date of the first withdrawal under the Lifetime Five Benefit or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by 5% or more
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    Annuity Anniversary that is at least 5 years after the most recent step-up

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 Key Feature - Annual Income Amount under the Life Income Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 Key Feature - Annual Withdrawal Amount under the Withdrawal Benefit The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under the Lifetime Five benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to XT6). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 The Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not
 required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 Examples of Withdrawals
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/^(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250. Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 Example 2. Dollar-for-dollar and proportional reductions
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   . Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
   .   Remaining Annual Income Amount for current Annuity Year = $0

    Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
   . Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

    Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   .   Remaining Annual Withdrawal Amount for current Annuity Year = $0

    Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

    Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
   .   Remaining Annual Income Amount for current Annuity Year = $0

    Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
   . Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

    Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
   . Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
       $6,503} = $239,947

 Benefits under the Lifetime Five Benefit
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, the Lifetime Five benefit will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under the Lifetime Five benefit are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while the Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. The Lifetime Five benefit does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Lifetime Five benefit. The
    Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

..   If you are taking your entire Annual Withdrawal Amount through the
    Systematic Withdrawal Program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.


 Election of the Benefit
 We no longer permit elections of Lifetime Five. If you wish, you may cancel the Lifetime Five benefit. You may then elect any other available living benefit, on the Valuation Day after you have cancelled the Lifetime Five benefit provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once the Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis. If you cancel Lifetime Five, you lose all guarantees under the benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Any such new benefit may be more expensive.

 Termination of the Benefit
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for the Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 SPOUSAL LIFETIME FIVE INCOME BENEFIT (SPOUSAL LIFETIME FIVE)
 The Spousal Lifetime Five benefit is no longer being offered. Spousal Lifetime Five must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. The Spousal Lifetime Five benefit was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under the Spousal Life Income Benefit when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Key Feature - Initial Protected Withdrawal Value
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect Spousal Lifetime Five, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 Key Feature - Annual Income Amount under the Spousal Lifetime Five Income
 Benefit
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Spousal Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. The Spousal Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 Step-Up of Annual Income Amount
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under the Spousal Lifetime Five benefit. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under the Spousal Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Spousal Lifetime Five benefit or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 Examples of withdrawals and step-up
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Spousal Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of
 (a),(b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/^(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 Example 1. Dollar-for-dollar reduction
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250

 Example 2. Dollar-for-dollar and proportional reductions
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
    $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 Example 3. Step-up of the Annual Income Amount
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER THE SPOUSAL LIFETIME FIVE BENEFIT
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity

 Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 Other Important Considerations
..   Withdrawals under the Spousal Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while the Spousal Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Lifetime Five benefit does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Lifetime Five benefit. The Spousal Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for the Spousal Lifetime Five benefit even when the benefit is only providing a guarantee of income based on one life with no survivorship.
..   In order for the Surviving Designated Life to continue the Spousal Lifetime
    Five benefit upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. When the Annuity is owned by a Custodial Account, in order for Spousal Lifetime Five to be continued after the death of the first Designated Life (the Annuitant), the Custodial Account must elect to continue the Annuity and the second Designated Life (the Contingent Annuitant) will be named as the new Annuitant. See "Spousal Designations", and "Spousal Assumption of Annuity" in this Prospectus.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    Spousal Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 We no longer permit elections of Spousal Lifetime Five - whether for those who currently participate in Spousal Lifetime Five or for those who are buying an Annuity for the first time. If you wish, you may cancel the Spousal Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after have you cancelled the Spousal Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Once the Spousal Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.

 Spousal Lifetime Five could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Lifetime Five only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Lifetime Five benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 Termination of the Benefit
 The benefit terminates automatically when your Annual Income Amount equals zero. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments. You may terminate the benefit at any time by notifying us. Please note that if you terminate a living benefit such as Spousal Lifetime Five and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 The charge for the Spousal Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.

 Additional Tax Considerations
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or an employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT (HD5)
 Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments for Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.

 The Highest Daily Lifetime Five benefit is no longer offered for new elections. The income benefit under Highest Daily Lifetime Five is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. The Highest Daily Lifetime Five Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit. Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.

 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Five, and in Appendix F to this Prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

 Key Feature - Total Protected Withdrawal Value
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected Highest Daily Lifetime
    Five;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments

 (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 Key Feature - Total Annual Income Amount under the Highest Daily Lifetime Five Benefit
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.

 Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

 Any Purchase Payment that you make will increase the then-existing Total
 Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments to Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Five benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2006.
..   The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

 Dollar-for-dollar reductions
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to XT6).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                  Highest Quarterly Value   Adjusted Total Annual
                                 (adjusted with withdrawal Income Amount (5% of the
Date*              Account Value and purchase payments)**  highest quarterly value)
-----              ------------- ------------------------- ------------------------
June 1, 2007        $118,000.00         $118,000.00               $5,900.00
August 6, 2007      $110,000.00         $112,885.55               $5,644.28
September 1, 2007   $112,000.00         $112,885.55               $5,644.28
December 1, 2007    $119,000.00         $119,000.00               $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March
    1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 Benefits under the Highest Daily Lifetime Five Benefit
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   The charge for Highest Daily Lifetime Five is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.
..   The basic Death Benefit will terminate if withdrawals taken under the
    Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 Highest Daily Lifetime Five is no longer available for new elections. For Highest Daily Lifetime Five, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 We no longer permit elections of Highest Daily Lifetime Five. If you wish, you may cancel the Highest Daily Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of the Highest Daily Lifetime Five benefit, any Account Value allocated to the Benefit Fixed Rate Account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Once the Highest Daily Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Highest Daily Lifetime Five; and
 b) the sum of each Purchase Payment you made (including any Credits with respect to XT6) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount.

 Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Mathematical Formula Component of Highest Daily Lifetime Five
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the formula component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix F to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

 Each market cycle is unique, therefore the performance of your Sub-accounts and the Benefit Fixed Rate Account, and their impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Total Protected
    Withdrawal Value;
..   The amount of time Highest Daily Lifetime Five has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

 Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a non-qualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 Optional 90% Cap Feature for the Formula under Highest Daily Lifetime Five
 If you currently own an Annuity and have elected the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix F. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your annuity.

 Important Considerations When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for Highest Daily Lifetime Five is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HD 7)
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.

 Highest Daily Lifetime Seven is no longer available for new elections. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit or the Plus40 Life Insurance Rider. As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of Highest Daily Lifetime Seven.

 Highest Daily Lifetime Seven guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 a) the Account Value; or
 b) the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven
 Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.

 Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2007
   .   the highest daily lifetime seven benefit is elected on march 5, 2008
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                  Highest Quarterly Value   Adjusted Annual Income
                                 (adjusted with withdrawal    Amount (5% of the
Date*              Account value and purchase payments)**  Highest Quarterly Value)
-----              ------------- ------------------------- ------------------------
June 1, 2008        $118,000.00         $118,000.00               $5,900.00
August 6, 2008      $110,000.00         $112,885.55               $5,644.28
September 1, 2008   $112,000.00         $112,885.55               $5,644.28
December 1, 2008    $119,000.00         $119,000.00               $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under the Highest Daily Lifetime Seven Benefit
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       1) apply your Account Value to any Annuity option available; or
       2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       2) the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the Prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can
    find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 We no longer permit new elections of Highest Daily Lifetime Seven.


 For Highest Daily Lifetime Seven, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 If you wish, you may cancel any Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata. You should be aware that upon termination of Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. Once the Highest Daily Lifetime Seven benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Highest Daily Lifetime Seven; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the AST
    Investment Grade Bond Sub-account; or
..   If a portion of your Account Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Highest Daily Lifetime Seven has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your

 Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 Highest Daily Lifetime Seven with Beneficiary Income Option
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Beneficiary Income Option.

 There is an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or ("BIO"). Highest Daily Lifetime Seven was available without also selecting the Beneficiary Income Option death benefit. We no longer permit elections of the Highest Daily Lifetime Seven with Beneficiary Income Option benefit. If you terminate your Highest Daily Lifetime Seven with BIO benefit to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven with BIO benefit and will begin new guarantees under the newly elected benefit.

 If you have elected this death benefit, you may not elect any other optional benefit. You may have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself. Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

 The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Benefit" section, above.

 Highest Daily Lifetime Seven with Lifetime Income Accelerator
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Lifetime Income Accelerator.

 There is another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). We no longer permit new elections of Highest Daily Lifetime Seven with LIA. If you have elected this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently was based on a single "designated life" who was between the ages of 55 and 75 on the date that the benefit was elected. If you terminate your Highest Daily Lifetime Seven Benefit with LIA to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit with LIA and will begin the new guarantees under the newly elected benefit based on the account value as of the date the new benefit becomes active.

 Highest Daily Lifetime Seven with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you had chosen the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit was elected within an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You could have chosen Highest Daily Lifetime Seven without also electing LIA, however you may not have elected LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein.

 Eligibility Requirements for LIA Amount Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in .the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:

 1) The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 2) The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:
       i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
       ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
      iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
       iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
       v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 You should also keep in mind that, at the time you are experiencing the LIA conditions that would qualify you for the LIA Amount, you may also be experiencing other disabilities that could impede your ability to conduct your affairs. You may wish to consult with a legal advisor to determine whether you should authorize a fiduciary who could notify us if you meet the LIA conditions and apply for the benefit.

 LIA Amount at the First Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA Amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current

 Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 Withdrawals in Excess of the LIA Amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are permitted.

 Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10/th/ benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10/th/ benefit anniversary this option is not available.

 We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elected Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.

 Optional 90% Cap Feature for Formula for Highest Daily Lifetime Seven
 If you currently own an Annuity and have elected the Highest Daily Lifetime Seven Income Benefit (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily Lifetime Seven with Lifetime Income Accelerator) or Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature (subject to state approval) which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix I. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix I will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SHD7)
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven Income benefit.

 Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. We no longer permit new elections of Spousal Highest Daily Lifetime Seven. Spousal Highest Daily Lifetime Seven must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 59 1/2 years old when the benefit was elected. Spousal Highest Daily Lifetime Seven was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 1) the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 2) the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 1) the Account Value; or
 2) the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 1) the Account Value; or
 2) the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 3) the sum of:
    (a)200% of the Account Value on the effective date of the benefit.
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.

 Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).


 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven benefit.


 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Spousal Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2007
   .   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5,
       2008.
   . The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

 Dollar-for-dollar reductions
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 Proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 Highest Quarterly Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                  Highest Quarterly Value   Adjusted Annual Income
                                 (adjusted with withdrawal    Amount (5% of the
Date*              Account value and purchase payments)**  Highest Quarterly Value)
-----              ------------- ------------------------- ------------------------
June 1, 2008        $118,000.00         $118,000.00               $5,900.00
August 6, 2008      $110,000.00         $112,885.55               $5,644.28
September 1, 2008   $112,000.00         $112,885.55               $5,644.28
December 1, 2008    $119,000.00         $119,000.00               $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 Benefits Under the Spousal Highest Daily Lifetime Seven Benefit
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that
    Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       1) apply your Account Value to any Annuity option available; or
       2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       2) the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   You can make withdrawals from your Annuity without purchasing the Spousal
    Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income
    Amount in the form of periodic benefit payments.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.
..   The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations under the Benefit
 We no longer permit new elections of Spousal Highest Daily Lifetime Seven .Elections of Spousal Highest Daily Lifetime Seven must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Highest Daily Lifetime Seven could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:

 a) if one Owner dies and the surviving spousal Owner assumes the Annuity or
 b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 If you wish, you may cancel any Spousal Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on any Valuation Day after you have cancelled the Spousal Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Spousal Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata. You should be aware that upon termination of Spousal Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. Once the Spousal Highest Daily Lifetime Seven benefit is cancelled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. Any such new benefit may be more expensive.

 Return of Principal Guarantee
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second

 Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 Mathematical Formula Component of Spousal Highest Daily Lifetime Seven
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the AST
    Investment Grade Bond Sub-account; or
..   If a portion of your Account Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Spousal Highest Daily Lifetime Seven has been in effect on your Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.

 Spousal Highest Daily Lifetime Seven with Beneficiary Income Option There was an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may have chosen Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit ("BIO"). We no longer permit elections of Spousal Highest Daily Lifetime Seven with BIO. If you terminate your Spousal Highest Daily Lifetime Seven benefit with BIO to elect any other available living benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO, and will begin new guarantees under the newly elected benefit based on the Account Value as of the date the new benefit becomes active.

 If you elected the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life was no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.

 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity
 (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

 The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section, above.

 Optional 90% Cap Feature for Spousal Highest Daily Lifetime Seven
 If you currently own an Annuity and have elected Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix I of this prospectus (page J-4). Only the election of the 90% cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap ). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix I will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT (HD 7 Plus)
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.

 Highest Daily Lifetime 7 Plus is no longer offered for new elections. If you elected Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect any available living benefit, subject to our current rules. See "Election of and Designations under the Benefit" and "Termination of Existing Benefits and Election of New Benefits" below for details. Please note that if you terminate Highest Daily Lifetime 7 Plus and elect another available living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. The income benefit under Highest Daily Lifetime 7 Plus is based on a single "designated life" who is at least 45 years old on the date that the benefit was elected. The Highest Daily Lifetime 7 Plus Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit other than the Plus 40 life insurance rider and Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the "Investment Options"
 section in this prospectus.

 Highest Daily Lifetime 7 Plus guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life ("Lifetime Withdrawals"), provided that you have not made "excess withdrawals" that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 1) the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 2) the Account Value.

 If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greater of:

 1) the Periodic Value described above or,
 2) the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):
    (a)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;
    (b)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit.

 If you elected Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO") (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit ("Tenth Anniversary"). This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date.

 On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).

 Return of Principal Guarantee
 If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and
 b) the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.

 Key Feature - Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 - less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8%
 for ages 85 and older.

 Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime

 Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 - less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8%
 for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.

 Highest Daily Auto Step-Up
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 - less than 59 1/2 , 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8%
 for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   .   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

 Example of dollar-for-dollar reductions
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1,
 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 Example of proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 Example of Highest Daily Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 74 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including the amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                    Highest Daily Value    Adjusted Annual Income
                                 (adjusted with withdrawal   Amount (5% of the
Date*              Account Value and purchase payments)**   Highest Daily Value)
-----              ------------- ------------------------- ----------------------
November 25, 2009   $119,000.00      $      119,000.00           $5,950.00
November 26, 2009                     Thanksgiving Day
November 27, 2009   $113,000.00      $      113,986.95           $5,699.35
November 30, 2009   $113,000.00      $      113,986.95           $5,699.35
December 01, 2009   $119,000.00      $      119,000.00           $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 Non-Lifetime Withdrawal Feature
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in "Key Feature - Protected Withdrawal Value," above). It will reduce all three by the percentage the total withdrawal amount (including any applicable
 CDSC) represents of the then current Account Value immediately prior to the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 Example - Non-Lifetime Withdrawal (proportional reduction)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2008
..   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009
..   The Account Value at benefit election was $105,000
..   The Annuitant was 70 years old when he/she elected the Highest Daily
    Lifetime 7 Plus benefit.
..   No previous withdrawals have been taken under the Highest Daily Lifetime 7
    Plus benefit.

 On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25/th/ benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation:

      Withdrawal Amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Return of Principal                    $ 91,875
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500
      25/th/ benefit year Minimum Periodic Value                 $551,250

 Required Minimum Distributions
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amount will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If your required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.

 Example - Required Minimum Distributions
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 Benefits Under Highest Daily Lifetime 7 Plus
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the Designated Life.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single Designated Life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no Lifetime Withdrawal was ever taken, we will calculate the Annual
    Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.
..   Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can
    find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the Highest Daily Lifetime 7 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   The maximum charge for Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value (PWV). The current charge is 0.75% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.1875% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the benefit and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under Highest
    Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations Under the Benefit
 We no longer permit new elections of Highest Daily Lifetime 7 Plus. For Highest Daily Lifetime 7 Plus, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 Please note that if you terminate a living benefit such as Highest Daily Lifetime 7 Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 Termination of the Benefit
 You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:
 (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount),
 (iv) upon our receipt of due proof of the death of the Annuitant, (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.

 How Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted investment options as the "Permitted Sub-accounts". If your annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"). If you are participating in Highest Daily Lifetime 7 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term "Permitted Sub-Accounts". Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of this prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the AST Investment Grade Bond Sub-account will be transferred to the Permitted Sub-accounts, not including the DCA Fixed Rate Options.

 An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-Account"). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to or make transfers to or from the AST Investment Grade Bond Sub-account. The formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix J.

 Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant's attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments (and associated purchase credits), and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap feature) to the AST Investment Grade Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the AST Investment Grade Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a "last-in, first-out" basis. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur.

 The formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the permitted sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made to the AST Investment Grade Bond
    Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   On March 20, 2009 (and at least until first a transfer is made out of the
    AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula.

 As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed.

 Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

 The amount of the transfer will be equal to the lesser of:

 a) The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or
 b) An amount equal to 5% of your total Account Value.

 While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 At any given time, some, most or none of your Account Value will be allocated to the AST Investment Grade Bond Sub-account, as dictated by the formula.

 Prior to the first Lifetime Withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time Highest Daily Lifetime 7 Plus has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect) and;
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula and subject to the 90% cap feature.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.


 Highest Daily Lifetime 7 Plus with Beneficiary Income Option
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Beneficiary Income Option.

 We previously offered an optional death benefit feature under Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. Please note that if you terminate Highest Daily Lifetime 7 Plus with BIO and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. This benefit could be elected, provided that all owners and beneficiaries are natural persons or an agent acting for a natural person.

 If you elected this death benefit, you could not elect any other optional benefit. You could have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election and meet the Highest Daily Lifetime 7 Plus age requirements. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date. If you choose the Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of the Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero and, continue the benefit as described below.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value, and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were Lifetime Withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Each beneficiary can choose to take his/her portion of either (a) the basic death benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5,000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section above.

 Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator/Sm/
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator.

 In the past, we offered a version of Highest Daily Lifetime 7 Plus called Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("Highest Daily Lifetime 7 Plus with LIA"). You could choose Highest Daily Lifetime 7 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 7 Plus and you could elect the LIA benefit at the time you elect Highest Daily Lifetime 7 Plus. Please note that if you terminate Highest Daily Lifetime 7 Plus with LIA and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. If you elected this benefit, you may not have elected any other optional benefit. As long as your Highest Daily Lifetime 7 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 7 Plus with LIA was based on a single "designated life" who was between the ages of 45 and 75 on the date that the benefit is elected. All terms and conditions of Highest Daily Lifetime 7 Plus apply to this version of the benefit, except as described herein.

 Highest Daily Lifetime 7 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 Highest Daily Lifetime 7 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the Highest Daily Lifetime 7 Plus with LIA, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value, or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the

 Sub-accounts including the AST Investment Grade Bond Sub-account and the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.

 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements ("LIA conditions") must be met.

 (1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 (2)The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

    i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
    ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower. iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 7 Plus benefit.

 Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA Amount at the First Lifetime Withdrawal.
 If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 7 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA Amount After the First Lifetime Withdrawal.
 If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 Withdrawals in Excess of the LIA Amount.
 If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus with LIA, we will calculate the Annual Income Amount and any LIA amount if you are eligible, as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 7 Plus with LIA terminates, and no additional payments are permitted.

 Annuity Options. In addition to the Highest Daily Lifetime 7 Plus Annuity Options described above, after the Tenth Anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elect Highest Daily Lifetime 7 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT (SHD7 Plus)
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.

 Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. We no longer offer Spousal Highest Daily Lifetime 7 Plus. If you elected Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect another available living benefit, subject to our current rules. See "Termination of Existing Benefits and Election New Benefits". Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime 7 Plus could have been elected based on two Designated Lives, as described below. The youngest Designated Life must have been at least 50 years old and the oldest Designated Life must have been at least 55 years old when the benefit was elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elected any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the "Investment Options" section in this prospectus.

 We previously offered a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the Designated Lives ("Lifetime Withdrawals") provided you have not made "excess withdrawals" that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value.

 If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

    (a)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;
    (b)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and
    (c)All adjusted purchase payments made after one year following the effective date of the benefit.

 If you elect Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO") (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit ("Tenth Anniversary"). This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date.

 On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).

 Return of Principal Guarantee
 If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and
 b) the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to your Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.

 Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime 7 Plus Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50
 - less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.

 Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and
 (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.

 Highest Daily Auto Step-Up
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Spousal Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2008
..   The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5,
    2009
..   The younger Designated Life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime 7 Plus benefit.

 Example of dollar-for-dollar reductions
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 Example of proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 Example of Highest Daily Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest Designated Life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                    Highest Daily Value        Adjusted Annual
                                 (adjusted with withdrawal Income Amount (5% of the
Date*              Account value and purchase payments)**    Highest Daily Value)
-----              ------------- ------------------------- ------------------------
November 25, 2009   $119,000.00           $119,000.00             $5,950.00
November 26, 2009                    Thanksgiving Day
November 27, 2009   $113,000.00           $113,986.95             $5,699.35
November 30, 2009   $113,000.00           $113,986.95             $5,699.35
December 01, 2009   $119,000.00           $119,000.00             $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 Non-Lifetime Withdrawal Feature
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in "Key Feature - Protected Withdrawal Value," above). It will reduce all three by the percentage the total withdrawal amount (including any applicable
 CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 Example - Non-Lifetime Withdrawal (proportional reduction)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
   .   The Issue Date is December 1, 2008
   .   The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5,
       2009
   .   The Account Value at benefit election was $105,000
   . The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit
   . No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 7 Plus benefit

 On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10/th/ benefit year minimum Periodic Value guarantee is $210,000, the 10/th/ benefit year Return of Principal guarantee is $105,000, the 20/th/ benefit year minimum Periodic Value guarantee is $420,000, the 25/th/ benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation:

      Withdrawal Amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Return of Principal                    $ 91,875
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500
      25/th/ benefit year Minimum Periodic Value                 $551,250

 Required Minimum Distributions
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.

 Example - Required Minimum Distributions
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 Benefits Under Spousal Highest Daily Lifetime 7 Plus
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Spousal Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second Designated Life provided the Designated lives were spouses at the death of the first Designated Life.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no Lifetime Withdrawal was ever taken, we will calculate the Annual
    Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/ th/ birthday will be treated as annuity payments.

 Other Important Considerations
..   Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.
..   Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elected this benefit. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   You can make withdrawals from your Annuity without purchasing the Spousal
    Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime
    7 Plus pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.
..   The maximum fee for Spousal Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value. The current fee for Spousal Highest Daily Lifetime 7 Plus is 0.90% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.225% of the greater of the prior day's Account Value, or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond
    Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value and the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under Spousal
    Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 Election of and Designations Under the Benefit
 We no longer permit new elections of Spousal Highest Daily Lifetime 7 Plus. Spousal Highest Daily Lifetime 7 Plus could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Highest Daily Lifetime 7 Plus only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 Spousal Highest Daily Lifetime 7 Plus could have been elected at the time that you purchased your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See "Termination of Existing Benefits and Election of New Benefits" below for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.

 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount),
 (vi) if both the Account Value and Annual Income Amount equal zero, or
 (vii) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and
 (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options based on your existing allocation instructions or (in the absence of such instruction) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 How Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-account
 See "How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" in this Prospectus for information regarding this component of the benefit.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 . For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.


 Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
 Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option.

 We previously offered an optional death benefit feature under Spousal Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Spousal Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. You could choose Spousal Highest Daily Lifetime 7 Plus with or without also selecting the Beneficiary Income Option death benefit. However, you could not elect the Beneficiary Income Option without Spousal Highest Daily Lifetime 7 Plus and you could elect the Beneficiary Income Option death benefit at the time you elect Spousal Highest Daily Lifetime 7 Plus. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus with BIO and elect any available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit.

 If you elected the Beneficiary Income Option death benefit, you could not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election and the Spousal Highest Daily Lifetime 7 Plus age requirements are met. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. If you choose the Spousal Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts, including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value (less any credits associated with purchase payments applied within 12 months prior to the date of death), and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death of the second Designated Life, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death of the second Designated Life, and we calculate the Annual Income Amount as if there were a Lifetime Withdrawal on the date of death of the second Designated Life. If there were Lifetime Withdrawals prior to the date of death of the second Designated Life, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic Death Benefit, or (b) the Beneficiary

 Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option Death Benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Spousal Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section.

 HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (HD 6 Plus)
 Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.

 We offered a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life ("Lifetime Withdrawals"), provided that you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account." Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single "designated life" who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit or the Plus 40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of the permitted investment options, see the "Investment Options" section.

 Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. See Death Benefit Component of Highest Daily Lifetime 6 Plus, below.

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the death benefit described below, would be payable under the Highest Daily Lifetime 6 Plus benefit.

 You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program's rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.

 Currently, if you elect Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" for details. Please note that if you terminate Highest Daily Lifetime 6 Plus and elect another living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value on the current Valuation Day.

 If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

    (a)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;
    (b)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and
    (c)all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.

 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).

 Key Feature - Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 or older. Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any Contingent Deferred Sales Charge (CDSC) that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any purchase payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will
 (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the purchase payment (including any associated purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.

 Highest Daily Auto Step-Up
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   .   The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit.

 Example of dollar-for-dollar reductions
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 Example of proportional reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 Example of Highest Daily Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                    Highest Daily Value     Adjusted Annual Income
                                 (adjusted with withdrawal    Amount (5% of the
Date*              Account value and purchase payments)**  Highest Quarterly Value)
-----              ------------- ------------------------- ------------------------
November 25, 2009   $119,000.00      $      119,000.00            $5,950.00
November 26, 2009                     Thanksgiving Day
November 27, 2009   $113,000.00      $      113,986.95            $5,699.35
November 30, 2009   $113,000.00      $      113,986.95            $5,699.35
December 1, 2009    $119,000.00      $      119,000.00            $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 Non-Lifetime Withdrawal Feature
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce: the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 Example - Non-Lifetime Withdrawal (proportional reduction)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
   .   The Issue Date is December 1, 2008
   .   The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   .   The Account Value at benefit election was $105,000
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit
   . No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit

 On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation:

      Withdrawal amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500

 Required Minimum Distributions
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.

 In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.

 Example - Required Minimum Distributions
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000: ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 Death Benefit Component of Highest Daily Lifetime 6 Plus
 If you elect Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Highest Daily Lifetime 6 Plus, then your Death Benefit will be equal to the greatest of:
..   the basic death benefit under the Annuity; and
..   the amount of any optional death benefit you may have elected and remains in effect; and
..   (a) if no Lifetime Withdrawal had been taken prior to death, 300% of the
    Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date, or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

 Please note that the Death Benefit under Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. This death benefit may not be available in all States.

 Benefits Under Highest Daily Lifetime 6 Plus
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. If this occurs, you will not be permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime
    6 Plus benefit terminates, and no additional payments will be made.
    However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life. Please note if your Account Value is reduced to zero as result of withdrawals, the Death Benefit (described above under "Death Benefit Component of Highest Daily Lifetime 6 Plus") will also be reduced to zero and the Death Benefit will not be payable.
..   Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.
..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

 If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

 Please note that a Death Benefit (as described above) is not payable if annuity payments are being made at the time of the decedent's death.

 Other Important Considerations
..   Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.
..   Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 6 Plus benefit. The Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond
    Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the Sub-accounts, the DCA Fixed Rate Options, and the
    AST Investment Grade Bond Sub-account triggered by the Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirements will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The Basic Death Benefit will terminate if withdrawals taken under Highest
    Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)
..   The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.85% annually of the greater of the Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis 0.2125% of the greater of the prior Valuation Day's Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $425.00 ($200,000 X .2125%).

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.

 Election of and Designations under the Benefit
 For Highest Daily Lifetime 6 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it or elect any other living benefit, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.


 Termination of the Benefit
 You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:
 (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount),
 (iv) upon our receipt of due proof of the death of the Annuitant (except insofar as paying the Death Benefit associated with this benefit), (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in "Election of and Designations under the Benefit" above.

 Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.

 If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.

 How Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of this benefit, we refer to those permitted investment options as the "Permitted Sub-accounts". Because these restrictions and the use of the predetermined mathematical formula lessen the risk that your Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth. If your Annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program ("6 or 12 Month DCA Program"). If you are participating in Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account (the "Bond Sub-account"), then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term "Permitted Sub-Accounts". Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of the prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the Bond Sub-account will only be transferred to the Permitted Sub-accounts, not the DCA Fixed Rate Options.

 An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Account Value between the Permitted Sub-accounts and the Bond Sub-account. This predetermined mathematical formula ("formula") runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily

 Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Account Value or the Protected Withdrawal Value. The formula is set forth in Appendix N.

 Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the "Target Ratio" or "r". If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts, other than the DCA Fixed Rate Options. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a "last-in, first-out" basis. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Fixed Rate Options) will occur.

 The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Account Value being allocated to the Bond Sub-account ("90% cap") on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Bond Sub-account.

 If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,
..   September 4, 2012 - a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   September 5, 2012 - you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4, 2012.
..   On September 5, 2012 - (and at least until first a transfer is made out of the Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).
..   Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.

 Under the formula, investment performance of your Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 6 Plus and existing Annuities that elect Highest Daily Lifetime 6 Plus in the future, however, we reserve the right to change such values.

 Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

 The amount of the transfer will be equal to the lesser of:
 a) The total value of all your Account Value in the Bond Sub-account, or
 b) An amount equal to 5% of your total Account Value.

 While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
..   Not make any transfer between the Permitted Sub-accounts and the Bond
    Sub-account; or
..   If a portion of your Account Value was previously allocated to the Bond
    Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
..   Transfer a portion of your Account Value in the Permitted Sub-accounts and the DCA Fixed Rate Options to the Bond Sub-account.

 Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Highest Daily Lifetime 6 Plus has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 At any given time, some, most or none of your Account Value will be allocated to the Bond Sub-account, as dictated by the formula.

 Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.

 Any Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.


 Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
 Effective September 14, 2012, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator.

 We offer another version of Highest Daily Lifetime 6 Plus that we call Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator ("Highest Daily Lifetime 6 Plus with LIA"). Highest Daily Lifetime 6 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Highest Daily Lifetime 6 Plus with LIA is not available in New York and certain other states/jurisdictions. You may choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime 6 Plus and you must elect the LIA benefit at the time you elect Highest Daily Lifetime 6 Plus. If you elect Highest Daily Lifetime 6 Plus without LIA and would like to add the feature later, you must terminate the Highest Daily Lifetime 6 Plus benefit and elect the Highest Daily Lifetime 6 Plus with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime 6 Plus and elect the Highest Daily Lifetime 6 Plus with LIA you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or the Plus 40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 6 Plus with LIA currently is based on a single "designated life" who is between the ages of 45 and 75 on the date that the benefit is elected and received in good order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein.

 Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 If you elect the Highest Daily Lifetime 6 Plus with LIA, the maximum charge is 2.00% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 1.20% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day's Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $600.00 ($200,000 X .30%)

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described below) will not be payable.

 If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.

 Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements ("LIA conditions") must be met.

 (1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 (2)The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:
    i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
    ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower. iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.

 Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA Amount at the First Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA Amount after the First Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the LIA benefit will be deemed a Lifetime Withdrawal.

 Withdrawals in Excess of the LIA Amount. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 Purchase Payments. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional purchase payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79; and 6% for ages 80 and older) to the purchase payment (including any associated purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each purchase payment (including any associated purchase Credits).

 If the Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 Step-Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA amount (except in the case of required minimum distributions), Highest Daily Lifetime 6 Plus with LIA terminates, and no additional payments are permitted. A Death Benefit under Highest Daily Lifetime 6 Plus with LIA is not payable if guarantee payments are being made at the time of the decedent's death.

 Annuity Options. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date ("Tenth Anniversary"), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun. A Death Benefit is not payable if annuity payments are being made at the time of the decedent's death.

 If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 Death Benefit Component of Highest Daily Lifetime 6 Plus with LIA. The provisions of the Death Benefit Component of Highest Daily Lifetime 6 Plus (see above for information about the Death Benefit) also apply to Highest Daily Lifetime Plus with LIA. Please note that with respect to Highest Daily Lifetime 6 Plus with LIA, we use the Annual Income Amount for purposes of the Death Benefit Calculations, not the LIA Amount.

 SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (SHD6 Plus)
 Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.

 Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Spousal Highest Daily Lifetime 6 Plus must have been elected based on two designated lives, as described below. The youngest designated life must be at least 50 years old and the oldest designated life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of permitted investment options, see the "Investment Options" section.

 We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "designated lives", and each, a "designated life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives ("Lifetime Withdrawals") provided you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account." Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Spousal Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit, however, is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. See Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, below.

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the Death Benefit described below, would be payable under Spousal Highest Daily Lifetime 6 Plus.

 You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program's rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.

 Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" for details. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.

 Key Feature - Protected Withdrawal Value
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value on the current Valuation Day.

 If you have not made a Lifetime Withdrawal on or before the 10/th/ or 20/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/ or 20/th/ Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):
    (a)200% (on the 10/th/ anniversary) or 400% (on the 20/th/ anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day; (b) 200% (on the 10/th/ anniversary) or 400% (on the 20/th/ anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and (c) all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.

 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).

 Key Feature - Annual Income Amount under the Spousal Highest Daily Lifetime 6 Plus Benefit
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the youngest designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase

 Payment (including any associated purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older, and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.

 Highest Daily Auto Step-Up
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   . The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   . The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.

 Example of dollar-for-dollar reductions
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is

 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 Example of Proportional Reductions
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 Here is the calculation:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 Example of Highest Daily Auto Step-Up
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                    Highest Daily Value    Adjusted Annual Income
                                 (adjusted with withdrawal   Amount (5% of the
Date*              Account value and purchase payments)**   Highest Daily Value)
-----              ------------- ------------------------- ----------------------
November 25, 2009   $119,000.00      $      119,000.00           $5,950.00
November 26, 2009                     Thanksgiving Day
November 27, 2009   $113,000.00      $      113,986.95           $5,699.35
November 30, 2009   $113,000.00      $      113,986.95           $5,699.35
December 01, 2009   $119,000.00      $      119,000.00           $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 Non-Lifetime Withdrawal Feature
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 Example - Non-Lifetime Withdrawal (proportional reduction)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
   .   The Issue Date is December 1, 2008
   . The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   .   The Account Value at benefit election was $105,000

..   The younger designated life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime 6 Plus benefit
..   No previous withdrawals have been taken under the Spousal Highest Daily
    Lifetime 6 Plus benefit

 On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 Here is the calculation:

      Withdrawal amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500

 Required Minimum Distributions
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the

 Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.

 In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.

 Example - Required Minimum Distributions
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus
 If you elect Spousal Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost, that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Spousal Highest Daily Lifetime 6 Plus benefit, then your Death Benefit will be equal to the greatest of:
..   the basic death benefit under the Annuity; and
..   the amount of any optional death benefit you may have elected and remains in effect; and
..   a) if no Lifetime Withdrawal had been taken prior to death, 300% of the
    Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

 Upon the death of the first of the spousal designated lives, if a Death Benefit, as described above, would otherwise be payable, and the surviving designated life chooses to continue the Annuity, the Account Value will be adjusted, as of the date we receive due proof of death, to equal the amount of that Death Benefit if paid out in a lump sum, and the Spousal Highest Daily Lifetime 6 Plus benefit remains in force. Upon the death of the second Spousal designated life, the Death Benefit described above will be payable and the Spousal Highest Daily Lifetime 6 Plus rider will terminate as of the date we receive due proof of death.

 Please note that the Death Benefit under Spousal Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. This Death Benefit may not be available in all States.

 Benefits under Spousal Highest Daily Lifetime 6 Plus
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life provided the designated lives were spouses at the death of the first designated life. Please note that if your Account Value is reduced to zero as a result of withdrawals, the Death Benefit (described above) will also be reduced to zero and the Death Benefit will not be payable.
..   Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.
..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:
       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office.
..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:
       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

 If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

 Please note that the Death Benefit (described above) is not payable if annuity payments are being made at the time of the decedent's death.

 Other Important Considerations
..   Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic
    Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.
..   Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis. As discussed in the prospectus, you may participate in the 6 or 12 Month Dollar Cost Averaging Program only if your Annuity was issued on or after May 1, 2009.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com

..   You can make withdrawals from your Annuity without purchasing the Spousal
    Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   Transfers to and from the elected Sub-accounts, the DCA Fixed Rate Options, and the AST Investment Grade Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The Basic Death Benefit will terminate if withdrawals taken under Spousal
    Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)
..   The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50%
    annually of the greater of the Account Value and Protected Withdrawal
    Value. The current charge is 0.95% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day's
    Account Value, or the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime
    6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $475.00 ($200,000 X .2375%)

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.

 Election of and Designations under the Benefit
 Spousal Highest Daily Lifetime 6 Plus can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the designated lives to die. Currently, Spousal Highest Daily Lifetime 6 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial

    Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.


 Spousal Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.


 Termination of the Benefit
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first designated life, the surviving designated life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first designated life), (ii) upon the death of the second designated life (except as may be needed to pay the Death Benefit associated with this benefit), (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount),
 (vi) if both the Account Value and Annual Income Amount equal zero, or
 (vii) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon death of a designated life or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the "Custom Portfolios Program" as the "Optional Allocation and Rebalancing Program" in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program) for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If prior to the transfer from the AST Investment Grade Bond Sub-account the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.

 How Spousal Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-Account. See "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" above for information regarding this component of the benefit.

 Additional Tax Considerations
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 6 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death, if there is no Contingent Annuitant. Please note that if your Annuity is held as a Beneficiary Annuity and owned by one of the permissible entities, no death benefit will be payable since the Annuity will continue distributing the required distributions over the life expectancy of the Key Life until either the Account Value is depleted or the Annuity is fully surrendered. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to XT6, under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your purchase payments. (see "How are Credits Applied to My Account Value".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

 Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. In some of our Annuities held by these same types of entities we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the Annuity may no longer qualify for tax deferral where the contract continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity which is not eligible for tax deferral benefits under Section 72(u) of the Code. This does not supersede any benefit language which may restrict the use of the contingent annuitant.

 For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:
..   The sum of all purchase payments (not including any Credits) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law).

 For ASL II Annuities issued before July 21, 2008, where death occurs before the decedent's age 85, the basic Death Benefit is the greater of:
..   The sum of all purchase payments less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.

 For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent's age 85, the Death Benefit is (a) your Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (for Annuities issued in New York only).

 For ASL II Annuities issued on or after July 21, 2008 the basic Death Benefit is the greater of:
..   The sum of all purchase payments less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. We reserve the right to cease offering any optional death benefit.

 Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime 7 Plus, or the BIO feature of Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits, you are not permitted to elect an optional Death Benefit. With respect to XT6, under certain circumstances, each optional Death Benefit that you elect may be reduced by the amount of Credits applied to your purchase payments.

 Investment restrictions may apply if you elect certain optional death benefits. See the chart in the "Investment Options" section of the Prospectus for a list of investment options available and permitted with each benefit.

 Enhanced Beneficiary Protection Optional Death Benefit

 The Enhanced Beneficiary Protection Optional Death Benefit is no longer available for new elections. It provides additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.

 The Enhanced Beneficiary Protection Optional Death Benefit provided a benefit payable in addition to the basic Death Benefit and certain other optional death benefits you may elect in conjunction with this benefit. If the Annuity has one Owner, the Owner had to be age 75 or less at the time the benefit was purchased. If an Annuity has joint Owners, the oldest Owner had to be age 75 or less. If an Annuity is owned by an entity, the Annuitant had to be age 75 or less.

 Calculation of Enhanced Beneficiary Protection Optional Death Benefit
 If you purchased the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

 1. the basic Death Benefit described above;

    PLUS

 2. 40% of your "Growth" under an Annuity, as defined below.

 "Growth" means the sum of your Account Value in the Sub-accounts and your Interim Value in the MVA Fixed Allocations, minus the total of all purchase payments (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law) reduced by the sum of all proportional withdrawals.

 "Proportional withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments.

 The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 100% of all purchase payments applied to an Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.

 The Enhanced Beneficiary Protection Optional Death Benefit was offered in those jurisdictions where we received regulatory approval. Certain terms and conditions may differ between jurisdictions. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Enhanced Beneficiary Protection Optional Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval. Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit. The Enhanced Beneficiary Protection Death Benefit was not available if you elected the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit, the Spousal Lifetime Five Income Benefit, Spousal Highest Daily Lifetime Seven or Highest Daily Lifetime Seven with BIO.

 See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

 Highest Anniversary Value Death Benefit ("HAV")

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If an Annuity is owned by an entity, the annuitant must be age 79 or less.

 Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value Death Benefit. In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.

 Calculation of Highest Anniversary Value Death Benefit
 The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any purchase payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Anniversary Value Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The Highest Anniversary Value Death Benefit is not available if you have elected the "Combination 5% Roll-up and Highest Anniversary Value" or the "Highest Daily Value" Death Benefit. It is also not available with Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, or the Spousal Highest Daily Lifetime 7 Plus Benefit. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.

 Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the death benefit target date is reached. The death benefit target date under this death benefit is earlier than the death benefit target date under the Combination 5% Roll-up and Highest Anniversary Value Death Benefit for Owners who are age 76 or older when an Annuity is issued, which may result in a lower value on the death benefit, since there will be fewer contract anniversaries before the death benefit target date is reached.

 See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.

 Combination 5% Roll-up and Highest Anniversary Value Death Benefit

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

 Certain of the Portfolios offered as Sub-accounts under an Annuity are not available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s). In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this Death Benefit.

 Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
 The Combination 5% Roll-up And HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described above; and

       3. 5% Roll-up described below.

       The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% roll up is equal to:

       . all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior contract anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

 In the case of XT6, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Credits under certain circumstances, if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer annuity anniversaries before the Death Benefit Target Date is reached.

 The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is not available if you elect any other optional Death Benefit or elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven or the BIO feature of the Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits. In the case OF XT6, APEX II AND ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.

 See Appendix B for examples of how the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is calculated.

 Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:
   . The Death Benefit Target Date for the Highest Anniversary Value Death Benefit is the contract anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.
   . The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the contract anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
   . The Highest Anniversary Value equals the highest of all previous "Anniversary Values" less proportional withdrawals since such anniversary and plus any purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such anniversary.
   . The Anniversary Value is the Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment. (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law)
   . Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($ 125,000) by 10% or $12,500.

 Highest Daily Value Death Benefit ("HDV")

 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the permitted and available option(s) with this benefit.

       The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date (see the definitions below).

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law); and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any purchase payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected the Guaranteed Return Option, Guaranteed Return Option Plus, Guaranteed Return Option Plus 2008, Highest Daily GRO, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit, or the Highest Anniversary Value Death Benefit.

 Key Terms Used with the Highest Daily Value Death Benefit:
   . The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
   . The Highest Daily Value equals the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments (plus associated Credits applied more than twelve
       (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such date.
   . The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law).
   . Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 Annuities with Joint Owners
 For Annuities with Joint Owners, the Death Benefits are calculated as shown above except that the age of the oldest of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit (unless the Annuity is held as a Beneficiary Annuity).

 Annuities Owned by Entities
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

 Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
 You can terminate the Enhanced Beneficiary Protection Death Benefit and the Highest Anniversary Value Death Benefit at any time. The "Combination 5% Roll-up and HAV Death Benefit" and the HDV Death Benefit may not be terminated once elected. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected one of either the Highest Anniversary Value or the Combination 5% Roll-up and HAV Death Benefits and, in addition, are taking withdrawals under a guaranteed minimum withdrawal or a lifetime guaranteed minimum withdrawal benefit, these optional Death Benefits will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue if a surviving spouse continues the Annuity. Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.

 What are the charges for the optional Death Benefits?
 For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit made on or after May 1, 2009, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the average daily net assets of the Sub-accounts. For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit that were made prior to May 1, 2009, we impose a charge equal to 0.25% and 0.50%, respectively, per year of the average daily net assets of the Sub-accounts. We deduct a charge equal to 0.25% per year of the average daily net assets of the Sub-accounts for the Enhanced Beneficiary Protection Death Benefit and 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct the charge for each of these benefits to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PRUDENTIAL ANNUITIES' ANNUITY REWARDS

 What is the Annuity Rewards Benefit in ASAP III, APEX II and XT6?
 Annuity Rewards is a death benefit enhancement that Owners can elect when the original CDSC period is over. To be eligible to elect Annuity Rewards, the Account Value on the date that the Annuity Rewards benefit is effective must be greater than the amount that would be payable to the Beneficiary under the Death Benefit (including any amounts payable under any Optional Death Benefit then in effect). In addition, the effective date must occur before annuity payments begin. There can only be one effective date for the Annuity Rewards Death Benefit enhancement. There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

 Annuity Rewards offers Owners the ability to lock in an amount equal to the Account Value in the Sub-accounts plus the MVA Fixed Allocations (without the effect of any MVA) as an enhancement to their current basic Death Benefit, so their beneficiaries will not receive less than an Annuity's value as of the effective date of the benefit. Under the Annuity Rewards Benefit, Prudential Annuities guarantees that the Death Benefit will not be less than:

       . your Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of the effective date of the benefit

       . MINUS any proportional withdrawals following the effective date of the benefit

       . PLUS any additional purchase payments applied to your Annuity following the effective date of the benefit.

 The Annuity Rewards Death Benefit enhancement does not affect the calculation of the basic Death Benefit or any Optional Death Benefits available under an Annuity. If the Death Benefit amount payable under your Annuity's basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards Benefit on the date the Death Benefit is calculated, your beneficiary will receive the greater amount. Annuity Rewards is not available under ASL II or if your Annuity is held as a Beneficiary Annuity.

 PAYMENT OF DEATH BENEFITS

 Alternative Death Benefit Payment Options - Annuities Owned By Individuals (not associated with Tax-Favored Plans) Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death (the "5 Year Deadline"); or
   . as a series of payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions.

 If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:
   .   as a lump sum payment; or
   . Unless you have made an election prior to Death Benefit proceeds becoming due, a beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions.

 Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the Beneficiary is your surviving spouse.

   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the contract is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the owner. Note that the Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.
   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 Beneficiary Continuation Option
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefits" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and non-qualified Annuities.

 Under the Beneficiary Continuation Option:

   . The beneficiary must apply at least $15,000 to the Beneficiary Continuation Option. Thus, the death benefit must be at least $15,000.
   . The Owner's Annuity will be continued in the Owner's name, for the benefit of the beneficiary.
   . Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.
   . Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value. For non-qualified annuities, the fee will only apply if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
   . The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
   . The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
   . The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
   . No Fixed Allocations or fixed interest rate options will be offered for the non-qualified Beneficiary Continuation Options. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.
   .   No additional purchase payments can be applied to the Annuity.
   . The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
   . The beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary's withdrawal rights.
   .   Withdrawals are not subject to CDSC.
   . Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary
       (successor), unless the successor chooses to continue receiving payments.
   . If the beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in good order at least 14 days prior to the first required distribution.
       If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

 Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust and the ProFund VP are available under the Beneficiary Continuation Option.

 In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 Spousal Assumption of Annuity
 You may name your spouse as your beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary beneficiary will be the surviving spouse unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation or the Annuity is held as a Beneficiary Annuity, (if available under your Annuity) the spouse beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional purchase payments.


 A surviving spouse's ability to continue ownership of the Annuity may be impacted (see "Managing Your Annuity - Spousal Designations"). Please consult your tax or legal adviser for more information about such impact in your state.


 See the section entitled "Managing Your Annuity - Spousal Designations" and "Contingent Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an Annuity owned by a Custodial Account.

 When do you determine the Death Benefit?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death" (and in certain limited circumstances as of the date of death), any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.


 Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit is impacted by the Insurance Charge and may be subject to market fluctuations.


 Exceptions to Amount of Death Benefit
 There are certain exceptions to the amount of the Death Benefit.

 Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).

 Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value plus the Interim Value in the MVA Fixed Allocations, less (if allowed by applicable state law) any Purchase Credits (for XT6) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value plus the Interim Value in the MVA Fixed Allocations. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. For Annuities with a Highest Daily Lifetime Five election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - Highest Daily Lifetime Five" section of the Prospectus for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments which we are entitled to take back under certain circumstances. When determining the Account Value on a day more than 30 days prior to a MVA Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a MVA Fixed Allocation (if withdrawn or transferred) on that day.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, the Distribution Charge (if applicable), and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, any Distribution Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 Example
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you
 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 HOW DO YOU VALUE FIXED ALLOCATIONS?
 During the Guarantee Period, we use the concept of an Interim Value for the MVA Fixed Allocations. The Interim Value can be calculated on any day and is equal to the initial value allocated to an MVA Fixed Allocation plus all interest credited to an MVA Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from an MVA Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of an MVA Fixed Allocation on any day more than 30 days prior to its Maturity Date, we multiply the Account Value of the MVA Fixed Allocation times the Market Value Adjustment factor. In addition to MVA Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Prudential Annuities is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m.
 EST). Generally, financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 We have arrangements with certain selling firms, under which receipt by the firm in good order prior to our cut-off time on a given Valuation Day is treated as receipt by us on that Valuation Day for pricing purposes. Currently, we have such an arrangement with Citigroup Global Markets Inc. ("CGM"). We extend this pricing treatment to orders that you submit directly through CGM and to certain orders submitted through Morgan Stanley Smith Barney LLC ("MSSB") where CGM serves as clearing firm for MSSB. Your MSSB registered representative can tell you whether your order will be cleared through CGM. In addition, we currently have an arrangement with Merrill, Lynch, Pierce, Fenner & Smith, Inc. ("Merrill Lynch") under which transfer orders between Sub-accounts that are received in good order by Merrill Lynch prior to the NYSE close on a given Valuation Day will be priced by us as of that Valuation Day. The arrangements with CGM, MSSB, and Merrill Lynch may be terminated or modified in certain circumstances.

 There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the separate account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.

 Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Credits with respect to XT6) and issue an Annuity within two
 (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.

 As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that until such time that the insurer is notified of the firm's principal approval and is provided with the application, or is notified of the firm principal's rejection, customer funds will be held by the insurer in a segregated bank account. In addition, the insurer must promptly return the customer's funds at the customer's request prior to the firm's principal approval or upon the firm's rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to our general creditors. Moreover, because the FINRA rule authorizing the use of such accounts is new, there may be uncertainty as to the segregation and treatment of such insurance company general account assets under applicable Federal and State laws.

 Additional Purchase Payments: We will apply any additional purchase payments (and any associated Credit with respect to XT6) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see "Living Benefits" for further information on additional purchase payments.


 Scheduled Transactions: Scheduled transactions include transfers made in connection with dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under
 Section 72(t) of the Code, or annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code systematic withdrawals, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.

 Unscheduled Transactions: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through Prudential Annuities' Internet website (www.prudentialannuities.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m. Owners attempting to process a purchase order or transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the "cut-off" message may process a purchase order or transfer request up until 4:00 p.m. on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.

 WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES? Distribution Charge Applicable to ASAP III and XT6: At the end of the Period during which the Distribution Charge applies, your Annuity will become subject to a different daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the Sub-accounts that reflect the Insurance Charge (and the charge for any optional benefits you have elected) but not the Distribution Charge. The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of units and unit price will not affect your Account Value. Beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.

 Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the "Combination 5% Roll-up and Highest Anniversary Value Death Benefit" and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to Purchase Payments below relate to the cost basis in your contract. Generally, the cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.

 The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 Same Sex Couples
 The summary that follows includes a description of certain spousal rights under the contract and our administration of such spousal rights and related tax reporting. Prior to a recent Supreme Court decision, and consistent with
 Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 Taxes Payable by You
 We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract Owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional living benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for Owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Annuity no later than the first day of the calendar month next following the maximum Annuity date for your Annuity. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Annuity. However, the IRS may not then consider your contract to be an annuity under the tax law.

 Taxes on Withdrawals and Surrender
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of Purchase Payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of Purchase Payments until all Purchase Payments have been returned. After all Purchase Payments are returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 Taxes on Annuity Payments
 A portion of each annuity payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your Purchase Payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your Purchase Payments has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your Purchase Payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity contract for the maximum Annuity Date, also described above.

 Partial Annuitization
 Individuals may partially annuitize their nonqualified annuity if the contract so permits. The tax law allows for a portion of a nonqualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

 Medicare Tax on Net Investment Income
 The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which became effective in 2013, assesses a 3.8% surtax on the lesser of
 (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

 Tax Penalty for Early Withdrawal from a Nonqualified Annuity Contract
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty);
    or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Special Rules in Relation to Tax-free Exchanges Under Section 1035
 Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after

 October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.

 Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts
 The Death Benefit options are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the Owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the Beneficiary is taxed in the year of payment on gain in the contract.
..   Within 5 years of death of Owner: the Beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the Owner: the Beneficiary is taxed on each payment (part will be treated as gain and part as return of Purchase Payments).

 Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity owner when such contracts do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.

 Reporting and Withholding on Distributions
 Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (including resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 Entity Owners
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a Charitable Remainder Trust (CRT), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually. As there are charges for the optional living benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisors whether election of such optional living benefits violates their fiduciary duty to the remainder beneficiary.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Code, such contract shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity. At this time, we will not issue an Annuity to grantor trusts with multiple grantors.

 At this time, we will not issue an Annuity to a grantor trust where the Grantor is not also the Annuitant. Where a previously issued contract was structured so that it is owned by a grantor trust but the Annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor of the trust if the grantor pre-deceases the Annuitant under
 Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the trust and it is not eligible for the death benefit provided under the contract.

 Annuity Qualification
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.

 Required Distributions Upon Your Death for Nonqualified Annuity Contracts. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitants to die.

 Changes In Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract Owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), including inherited
    IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

..   Roth IRAs, including inherited Roth IRAs (which we refer to as a
    Beneficiary Roth IRA) under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code)
..   Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax
    Deferred Annuities or TDAs);
..   Section 457 plans (subject to 457 of the Code).

 A Nonqualified annuity may also be purchased by a 401(a) trust or custodial IRA or Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 Types of Tax-favored Plans
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "Free Look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the Purchase Payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2014 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA", which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA.

 In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as Owner of the contract, must be the "Annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as Owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and
..   Death and annuity payments must meet Required Minimum Distribution rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;

..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a Required Minimum Distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $52,000 in 2014, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2014, this limit is $260,000;
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $17,500 in 2014 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2014. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "Free Look" period, as you would have if you purchased the contract for a standard IRA.

 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59 1/2; (b) after the Owner's death; (c) due to the Owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $17,500 in 2014. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2014. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may generally only qualify as a TDA if distributions of salary deferrals (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:
..   Your attainment of age 59 1/2;
..   Your severance of employment;
..   Your death;
..   Your total and permanent disability; or
..   Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).

 In any event, you must begin receiving distributions from your TDA by April 1/st/ of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another employer's TDA plan or mutual fund "custodial account" described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

 Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

 Required Minimum Distributions and Payment Options
 If you hold the contract under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.

 Charitable IRA Distributions.
 Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

 For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

 Required Distributions Upon Your Death for Qualified Annuity Contracts
 Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

..   If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the Owner.
..   If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple
    Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.
..   If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

 A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 Tax Penalty for Early Withdrawals from Qualified Annuity Contracts
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually.
    (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the contract during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 Withholding
 We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a 457 governmental plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned contracts or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions
..   If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 ERISA Requirements
 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

 Spousal Consent Rules for Retirement Plans - Qualified Contracts
 If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

 Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

 Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

 IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

 Gifts and Generation-skipping Transfers
 If you transfer your contract to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 Additional Information
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.prudentialannuities.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional purchase payments, transfers, exchanges or withdrawals. We may also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, including, but not limited to, the Annual Maintenance Fee, Systematic Withdrawals (including 72(t) and 72(q) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

 WHO IS PRUDENTIAL ANNUITIES?

 Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, ("Prudential Annuities") is a stock life insurance company incorporated under the laws of Arizona as of August 31, 2013, formerly incorporated in Connecticut, and is domiciled in Arizona, formerly Connecticut, with licenses in all 50 states, District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial, Inc. Prudential Annuities markets through and in conjunction with registered broker-dealers.


 Prudential Annuities offers a wide array of annuities, including (1) deferred variable annuities that are registered with the SEC, including fixed interest rate annuities that are offered as a companion to certain of our variable annuities and are registered because of their market value adjustment feature and (2) fixed annuities that are not registered with the SEC. In addition, Prudential Annuities has in force a relatively small block of variable life insurance policies and immediate variable annuities, but it no longer actively sells such policies.

 No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal for Highest Daily Lifetime 6 Plus) exceeds your current Account Value, you would rely solely on the ability of the issuing insurance company to make payments under the benefit out of its own assets. Prudential Financial, however, exercises significant influence over the operations and capital structure of Prudential Annuities.


 Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Prudential Annuities Life Assurance Corporation delivers this prospectus to current contract owners that reside outside of the United States.

 Prudential Annuities conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed "service providers" under the Investment Company Act of 1940. The entities engaged by Prudential Annuities may change over time. As of December 31, 2013, non-affiliated entities that could be deemed service providers to Prudential Annuities and/or an affiliated insurer within the Prudential Annuities business unit consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Broadridge Investor Communication Solutions, Inc. (proxy services and regulatory mailings), 51 Mercedes Way, Edgewood, NY 11717, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26/th/ Floor, New York, NY 10041, Diversified Information Technologies Inc. (records management and administration of annuity contracts), 123 Wyoming Avenue, Scranton, PA 18503, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10/th/ Floor, New York, NY 10022, National Financial Services (clearing and settlement services) 82 Devonshire Street Boston, MA 02109, NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399.


 WHAT ARE SEPARATE ACCOUNTS?

 The separate accounts are where Prudential Annuities sets aside and invests the assets of some of our annuities. These separate accounts were established under the laws of the State of Connecticut. The assets of each separate account are held in the name of Prudential Annuities, and legally belong to us. Prudential Annuities Life Assurance Corporation segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to a separate account are credited to or charged against each such separate account, without regard to other income, gains, or losses of Prudential Annuities or of any other of our separate accounts. The obligations under the Annuities are those of Prudential Annuities, which is the issuer of the Annuities and the depositor of the separate accounts. More detailed information about Prudential Annuities, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

 Separate Account B
 During the accumulation period, the assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B".

 Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.


 Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.


 Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio.
 Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional purchase payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the purchase payments you make to us.

 Separate Account D

 During the accumulation period, assets supporting our obligations based on Fixed Allocations are held in Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D". Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013.


 There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

 We may employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

 We are not obligated to invest according to specific guidelines or strategies except as may be required by Arizona and other state insurance laws.


 WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
 Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 Voting Rights
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contractholders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The exemption does not apply to the AST Franklin Templeton Founding Funds Allocation Portfolio; shareholder approval of new subadvisory agreements for this Portfolio only is required. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of underlying funds other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other underlying funds in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 Material Conflicts
 It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 Service Fees Payable to Prudential Annuities
 Prudential Annuities and/or our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include Rule 12b-1 fees, administrative fees and "revenue sharing" payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Administrative fees compensate us for providing administrative services with respect to owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. We may also receive "revenue sharing" payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 are paid directly by the portfolio, and some fees are paid by service providers to the portfolios. In any case, however, the existence of these payments tends to increase the overall cost of investing in the portfolios. Because these payments are made to us, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the annuity, we consider the payments made to us.

 Effective February 25, 2013, most AST Portfolios adopted a Rule 12b-1 fee. Prior to that fee, most AST Portfolios had an administrative services fee. The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive "revenue sharing" payments from the advisers to the underlying portfolios. As of March 1, 2013, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of 0.55% the average assets allocated to the portfolio under the Annuity. These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts. We expect to make a profit on these fees and payments.

 In addition, an investment adviser, sub-adviser or distributor of the underlying Portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributor and the amounts of such payments may vary between and among each adviser, sub-adviser and distributor depending on their respective participation.


 During 2013, with regard to amounts that were paid under the kinds of arrangements described immediately above, the amounts ranged from approximately $1,102.17 to approximately $228,242.01. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.


 WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?
 Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA).

 Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuities but are exempt from registration ("firms"). Applications for each Annuity are solicited by registered representatives of those firms. In addition, PAD may offer the Annuities directly to potential purchasers.

 Prudential Annuities sells its annuity products through multiple distribution channels, including (1) independent broker-dealer firms and financial planners; (2) broker-dealers that are members of the New York Stock Exchange, including "wirehouse" and regional broker-dealer firms; and (3) broker-dealers affiliated with banks or that specialize in marketing to customers of banks. Although we are active in each of those distribution channels, the majority of our sales have come from the independent broker-dealer firms and financial planners. On June 1, 2006, The Prudential Insurance Company of America, an affiliate of Prudential Annuities, acquired the variable annuity business of The Allstate Corporation ("Allstate"), which included exclusive access to the Allstate affiliated broker-dealer until May 31, 2009. We began selling variable annuities through the Allstate affiliated broker-dealer registered representatives in the third quarter of 2006.

 Under the selling agreements, commissions are paid to firms on sales of the Annuities according to one or more schedules. The registered representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 7.0% for ASAP III, 6.0% for XT6, 5.5% for APEX II and 2.0% for ASL II. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of the Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to your Annuity. Commissions and other compensation paid in relation to your Annuity do not result in any additional charge to you or to the Separate Account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuities on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Annuities; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms. In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.

 A list of the firms to whom Prudential Annuities pays an amount under these arrangements is provided below. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon assets, subject to certain criteria, in certain Prudential Annuities products.
   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.
   . Fixed Payments: These types of payments are made directly to or in sponsorship of the firm.

 Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their registered representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments periodically during the relationship for systems, operational and other support.


 The list below includes the names of the firms that we are aware (as of December 31, 2013) received payment with respect to our annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed below include those receiving payments in connection with marketing of products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2013, the least amount paid, and greatest amount paid, were $2.41 and $6,772,615.62, respectively.

  Cetera Financial Specialists
  Cetera Investment Services
  CFD Investments, Inc.
  Commonwealth Financial Network
  Crown Capital Securities, L.P.
  CUNA Brokerage Svcs, Inc.
  CUSO Financial Services, L.P.
  Equity Services, Inc.
  First Allied Securities Inc
  FSC Securities Corp.
  Gary Goldberg & Co., Inc.
  Geneos Wealth Management, Inc.
  H. Beck, Inc.
  Hantz Financial Services, Inc.
  ING Financial Partners, LLC
  Invest Financial Corporation
  Investacorp
  Investment Centers of America
  Investment Professionals
  Investors Capital Corporation
  Janney Montgomery Scott, LLC.
  Legend Equities Corporation
  Lincoln Financial Advisors
  Lincoln Financial Securities Corporation
  Lincoln Investment Planning
  LPL Financial Corporation
  LPL Financial Corporation (OAP)
  M Holdings Securities, Inc
  MetLife
  Mutual Service Corporation
  National Planning Corporation
  Next Financial Group, Inc.
  NFP Securities, Inc.
  PNC Investments, LLC
  ProEquities
  Questar Capital Corporation
  Raymond James & Associates
  Raymond James Financial Services
  RBC Capital Markets Corporation
  Robert W. Baird & Co., Inc.
  Royal Alliance Associates
  SagePoint Financial, Inc.
  Sammons Securities Co., LLC
  Securian Financial Services, Inc.
  Securities America, Inc.
  Securities Service Network
  Sigma Financial Corporation
  Signator Investors, Inc.
  SII Investments, Inc.
  Spelman & Co., Inc.
  Stifel Nicolaus & Co.
  Summit Brokerage Services, Inc
  TFS Securities, Inc.
  The Investment Center
  TransAmerica Financial Advisors, Inc.
  Triad Advisors, Inc.
  UBS Financial Services, Inc.
  United Planners Financial Services.
  Wall Street Financial Group
  Waterstone Financial Group Inc
  Wells Fargo Advisors LLC
  Wells Fargo Advisors LLC - Wealth
  Wells Fargo Investments LLC
  Woodbury Financial Services
  World Group Securities, Inc.
  WRP Investments, Inc


 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
 Prudential Annuities Life Assurance Corporation incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to
 Section 13(a) or Section 15(d) of the Exchange Act since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. We will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Prudential Annuities Life Assurance Corporation, One Corporate Drive, Shelton, CT 06484 or by calling 888-PRU-2888. We file periodic reports as required under the Securities Exchange Act of 1934. The public may read and copy any materials that we file with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see http://www.sec.gov). Our internet address is http://www.prudentialannuities.com.

 FINANCIAL STATEMENTS
 The financial statements of the Separate Account and Prudential Annuities Life Assurance Corporation are included in the Statement of Additional Information.

 HOW TO CONTACT US

 Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

 Prudential's Customer Service Team
 Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.

 Internet
 Access information about your Annuity through our website:
 www.prudentialannuities.com

 Correspondence Sent by Regular Mail
 Prudential Annuity Service Center
 P.O. Box 7960
 Philadelphia, PA 19176

 Correspondence Sent by Overnight, Certified or Registered Mail
 Prudential Annuity Service Center
 2101 Welsh Road
 Dresher, PA 19025

 Name of Firm:

 Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this Prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.


 You can obtain account information by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or your Financial Professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Prudential Annuities does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Prudential Annuities reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 INDEMNIFICATION
 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

 LEGAL PROCEEDINGS


 Litigation and Regulatory Matters
 Prudential Annuities is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industry in which we operate. Prudential Annuities is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential Annuities is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, Prudential Annuities, along with other participants in the businesses in which we engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of Prudential Annuities' pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

 Prudential Annuities establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. Prudential Annuities estimates that as of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $5.4 million. This estimate is not an indication of expected loss, if any, or Prudential Annuities' maximum possible loss exposure on such matters. Prudential Annuities reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

 In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on The Prudential Insurance Company of America ("Prudential Insurance"). The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

 In January 2012, a Global Resolution Agreement entered into by Prudential Annuities and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by Prudential Annuities to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires Prudential Annuities to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with Prudential Annuities.

 Prudential Annuities is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including Prudential Annuities) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of Prudential Annuities' compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding Prudential Annuities' unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, Prudential Annuities entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires Prudential Annuities to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

 Prudential Annuities' litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that Prudential Annuities' results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential Annuities' litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential Annuities' financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on Prudential Annuities' financial position.


              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
   The following are the contents of the Statement of Additional Information:

 General Information about Prudential Annuities
   Prudential Annuities Life Assurance Corporation
   Prudential Annuities Life Assurance Corporation Variable Account B Prudential Annuities Life Assurance Corporation Separate Account D
 Principal Underwriter/Distributor - Prudential Annuities Distributors, Inc. How the Unit Price is Determined
 Additional Information on Fixed Allocations
   How We Calculate the Market Value Adjustment
 General Information
   Voting Rights
   Modification
   Deferral of Transactions
   Misstatement of Age or Sex
 Annuitization
 Experts
 Legal Experts
 Financial Statements

     APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

 Separate Account B consists of multiple Sub-accounts that are available as investment options for the Prudential Annuities Annuities. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. All or some of these Sub-accounts are available as investment options for other variable annuities we offer pursuant to different prospectuses.


 Unit Prices And Numbers Of Units. The following tables show for each Annuity:
 (a) the historical Unit Price, corresponding to the Annuity features bearing the highest and lowest combinations of asset-based charges*, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus**; and (b) the number of Units outstanding for each such Sub-account as of the dates shown. The period for each year begins on January 1 and ends on December 31. Since November 18, 2002, we have been determining, on a daily basis, multiple Unit Prices for each Sub-account of Separate Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same Sub-accounts, and these annuities deduct varying charges that correspond to each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charges for each optional benefit. Where an asset-based charge corresponding to a particular Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity, the Unit Price for the new annuity will be identical to that of the existing annuity. In such cases, we will for reference purposes depict, in the condensed financial information for the new annuity, Unit Prices of the existing annuity. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31/st/ of the applicable year. When a Unit Price was first calculated for a particular Sub-account, we set the price of that Unit at $10.00 per Unit. Thereafter, Unit Prices vary based on market performance. Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2014.


 * Note: While a unit price is reflected for the maximum combination of asset based charges for each Sub-account, not all Sub-accounts are available if you elect certain optional benefits.
 ** The remaining unit values appear in the Statement of Additional
    Information, which you may obtain free of charge by sending in the request form at the end of the Prospectus or contacting us at 1-888-PRU-2888.


                                    ASAP III
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

          ACCUMULATION UNIT VALUES: With No Optional Benefits (1.25%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
ACCESS VP High Yield Fund
    05/02/2005* to 12/31/2005                             $10.00           $10.59             299,885
    01/01/2006 to 12/31/2006                              $10.59           $11.46              27,550
    01/01/2007 to 12/31/2007                              $11.46           $11.90             350,487
    01/01/2008 to 12/31/2008                              $11.90           $11.21              85,000
    01/01/2009 to 12/31/2009                              $11.21           $12.94              33,068
    01/01/2010 to 12/31/2010                              $12.94           $14.87              56,428
    01/01/2011 to 12/31/2011                              $14.87           $15.09             134,154
    01/01/2012 to 12/31/2012                              $15.09           $17.01              24,740
    01/01/2013 to 12/31/2013                              $17.01           $18.48               9,020
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.02             405,782
    01/01/2006 to 12/31/2006                              $10.02           $11.06           3,716,970
    01/01/2007 to 12/31/2007                              $11.06           $11.93           5,006,440
    01/01/2008 to 12/31/2008                              $11.93            $8.03           6,104,215
    01/01/2009 to 12/31/2009                               $8.03            $9.86          26,917,264
    01/01/2010 to 12/31/2010                               $9.86           $10.90          35,419,588
    01/01/2011 to 12/31/2011                              $10.90           $10.48          27,867,684
    01/01/2012 to 12/31/2012                              $10.48           $11.65          31,632,710
    01/01/2013 to 12/31/2013                              $11.65           $12.65          31,978,989

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    03/20/2006* to 12/31/2006                         $10.00           $10.69             795,953
    01/01/2007 to 12/31/2007                          $10.69           $11.56           1,509,134
    01/01/2008 to 12/31/2008                          $11.56            $8.02           2,921,992
    01/01/2009 to 12/31/2009                           $8.02            $9.99          11,833,477
    01/01/2010 to 12/31/2010                           $9.99           $11.22          16,518,077
    01/01/2011 to 12/31/2011                          $11.22           $11.09          13,916,989
    01/01/2012 to 12/31/2012                          $11.09           $12.44          16,310,593
    01/01/2013 to 12/31/2013                          $12.44           $14.32          17,307,512
------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                           $6.06            $6.49             214,092
    01/01/2005 to 12/02/2005                           $6.49            $7.48                   0
------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    01/01/2004 to 12/31/2004                           $8.89            $9.66             194,363
    01/01/2005 to 12/02/2005                           $9.66           $10.72                   0
------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    01/01/2004 to 12/31/2004                           $8.52            $9.48             613,910
    01/01/2005 to 12/31/2005                           $9.48            $9.79             626,417
    01/01/2006 to 12/31/2006                           $9.79           $11.30             579,491
    01/01/2007 to 12/31/2007                          $11.30           $11.15             493,545
    01/01/2008 to 12/31/2008                          $11.15            $7.18             440,398
    01/01/2009 to 12/31/2009                           $7.18            $8.35           1,506,808
    01/01/2010 to 12/31/2010                           $8.35            $9.39           2,225,396
    01/01/2011 to 12/31/2011                           $9.39            $9.60           1,745,553
    01/01/2012 to 05/04/2012                           $9.60           $10.45                   0
------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                         $10.00           $10.13               7,363
------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                         $10.00           $11.67               2,950
------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                         $10.00           $10.03              53,897
    01/01/2006 to 12/31/2006                          $10.03           $10.95           1,008,771
    01/01/2007 to 12/31/2007                          $10.95           $11.79           1,635,321
    01/01/2008 to 12/31/2008                          $11.79            $8.30           3,896,032
    01/01/2009 to 12/31/2009                           $8.30           $10.11          26,515,475
    01/01/2010 to 12/31/2010                          $10.11           $11.21          36,140,128
    01/01/2011 to 12/31/2011                          $11.21           $10.94          30,390,625
    01/01/2012 to 12/31/2012                          $10.94           $12.15          33,353,854
    01/01/2013 to 12/31/2013                          $12.15           $14.12          32,580,994
------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                         $10.00            $9.19             574,642
    01/01/2012 to 12/31/2012                           $9.19           $10.16             990,484
    01/01/2013 to 12/31/2013                          $10.16           $11.12           1,435,345
------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                         $10.00           $10.53             140,647

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.01             403,183
    01/01/2006 to 12/31/2006                                $10.01           $11.24           4,226,992
    01/01/2007 to 12/31/2007                                $11.24           $12.18           5,738,690
    01/01/2008 to 12/31/2008                                $12.18            $7.82           6,696,087
    01/01/2009 to 12/31/2009                                 $7.82            $9.68          31,792,069
    01/01/2010 to 12/31/2010                                 $9.68           $10.84          41,650,794
    01/01/2011 to 12/31/2011                                $10.84           $10.44          30,125,427
    01/01/2012 to 12/31/2012                                $10.44           $11.73          36,635,255
    01/01/2013 to 12/31/2013                                $11.73           $14.21          42,035,241
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.70              62,740
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    01/01/2004 to 12/31/2004                                $16.17           $22.03             281,181
    01/01/2005 to 12/31/2005                                $22.03           $24.98             223,265
    01/01/2006 to 12/31/2006                                $24.98           $33.72             265,912
    01/01/2007 to 12/31/2007                                $33.72           $26.66             201,539
    01/01/2008 to 12/31/2008                                $26.66           $17.10             163,226
    01/01/2009 to 12/31/2009                                $17.10           $22.28             328,842
    01/01/2010 to 12/31/2010                                $22.28           $28.31             510,403
    01/01/2011 to 12/31/2011                                $28.31           $29.80             376,813
    01/01/2012 to 12/31/2012                                $29.80           $33.94             463,095
    01/01/2013 to 12/31/2013                                $33.94           $34.57             450,921
------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                $10.89           $13.13             138,078
    01/01/2005 to 12/31/2005                                $13.13           $13.12             187,207
    01/01/2006 to 12/31/2006                                $13.12           $15.54             201,904
    01/01/2007 to 12/31/2007                                $15.54           $12.62             180,260
    01/01/2008 to 07/18/2008                                $12.62           $11.59                   0
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $10.00            $9.72             303,073
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    01/01/2004 to 12/31/2004                                 $8.33           $10.12           1,169,995
    01/01/2005 to 12/31/2005                                $10.12           $10.94           1,386,930
    01/01/2006 to 12/31/2006                                $10.94           $12.20           1,165,926
    01/01/2007 to 12/31/2007                                $12.20           $13.39           1,078,773
    01/01/2008 to 12/31/2008                                $13.39            $7.39             767,197
    01/01/2009 to 12/31/2009                                 $7.39            $9.69           1,308,983
    01/01/2010 to 12/31/2010                                 $9.69           $12.68           1,500,026
    01/01/2011 to 12/31/2011                                $12.68           $10.88           1,440,412
    01/01/2012 to 12/31/2012                                $10.88           $12.90           1,624,583
    01/01/2013 to 12/31/2013                                $12.90           $17.94           1,692,703
------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                               $10.00           $10.00               7,406
    01/01/2008 to 12/31/2008                                $10.00            $7.19             357,647
    01/01/2009 to 12/31/2009                                 $7.19            $8.61           4,494,394
    01/01/2010 to 12/31/2010                                 $8.61            $9.64           5,446,761
    01/01/2011 to 12/31/2011                                 $9.64            $9.28           3,985,768
    01/01/2012 to 12/31/2012                                 $9.28           $10.41           5,011,567
    01/01/2013 to 12/31/2013                                $10.41           $12.26           5,891,470

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    03/20/2006* to 12/31/2006                                     $10.00           $10.61             563,523
    01/01/2007 to 12/31/2007                                      $10.61           $11.38           1,273,685
    01/01/2008 to 12/31/2008                                      $11.38            $7.36           2,512,483
    01/01/2009 to 12/31/2009                                       $7.36            $9.00          13,285,906
    01/01/2010 to 12/31/2010                                       $9.00           $10.17          18,069,778
    01/01/2011 to 12/31/2011                                      $10.17            $9.89          14,621,843
    01/01/2012 to 12/31/2012                                       $9.89           $10.80          16,149,940
    01/01/2013 to 12/31/2013                                      $10.80           $12.24          16,127,379
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $10.00            $7.49             330,061
    01/01/2009 to 11/13/2009                                       $7.49            $8.40                   0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.78          21,787,715
    01/01/2013 to 12/31/2013                                      $10.78           $13.25          22,443,796
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.85           1,176,421
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                     $10.18            $6.12              18,489
    01/01/2009 to 12/31/2009                                       $6.12            $8.17             392,443
    01/01/2010 to 12/31/2010                                       $8.17            $9.70             703,230
    01/01/2011 to 12/31/2011                                       $9.70            $9.10             496,999
    01/01/2012 to 12/31/2012                                       $9.10           $11.39             678,965
    01/01/2013 to 12/31/2013                                      $11.39           $11.74             726,338
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    01/01/2004 to 12/31/2004                                       $4.57            $4.68             733,920
    01/01/2005 to 12/31/2005                                       $4.68            $4.77             657,831
    01/01/2006 to 12/31/2006                                       $4.77            $5.18             791,152
    01/01/2007 to 12/31/2007                                       $5.18            $5.84           1,134,004
    01/01/2008 to 12/31/2008                                       $5.84            $3.44             756,326
    01/01/2009 to 12/31/2009                                       $3.44            $5.08           2,674,512
    01/01/2010 to 12/31/2010                                       $5.08            $5.53           3,127,898
    01/01/2011 to 12/31/2011                                       $5.53            $5.25           2,222,540
    01/01/2012 to 12/31/2012                                       $5.25            $6.20           2,485,564
    01/01/2013 to 12/31/2013                                       $6.20            $7.95           2,301,474
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $10.25           $11.24           4,119,501
    01/01/2005 to 12/31/2005                                      $11.24           $11.63           5,200,125
    01/01/2006 to 12/31/2006                                      $11.63           $13.46           3,863,961
    01/01/2007 to 12/31/2007                                      $13.46           $13.98           3,567,122
    01/01/2008 to 12/31/2008                                      $13.98            $8.19           2,148,857
    01/01/2009 to 12/31/2009                                       $8.19            $9.64           3,356,527
    01/01/2010 to 12/31/2010                                       $9.64           $10.74           3,792,800
    01/01/2011 to 12/31/2011                                      $10.74           $10.02           2,403,875
    01/01/2012 to 12/31/2012                                      $10.02           $11.84           2,347,900
    01/01/2013 to 12/31/2013                                      $11.84           $15.62           3,172,056

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                       $3.87            $4.44           2,232,502
    01/01/2005 to 12/31/2005                                       $4.44            $4.60           2,666,931
    01/01/2006 to 12/31/2006                                       $4.60            $4.83           2,231,991
    01/01/2007 to 12/31/2007                                       $4.83            $5.69           2,097,846
    01/01/2008 to 12/31/2008                                       $5.69            $3.32           1,540,597
    01/01/2009 to 12/31/2009                                       $3.32            $5.16           3,511,898
    01/01/2010 to 12/31/2010                                       $5.16            $6.10           4,701,456
    01/01/2011 to 12/31/2011                                       $6.10            $5.85           2,984,433
    01/01/2012 to 12/31/2012                                       $5.85            $6.91           3,543,005
    01/01/2013 to 12/31/2013                                       $6.91            $9.02           3,803,084
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                     $10.00           $10.17                   0
    01/01/2008 to 12/31/2008                                      $10.17            $7.62             580,121
    01/01/2009 to 12/31/2009                                       $7.62            $9.28          10,277,818
    01/01/2010 to 12/31/2010                                       $9.28           $10.23          15,177,989
    01/01/2011 to 12/31/2011                                      $10.23           $10.05          13,203,096
    01/01/2012 to 12/31/2012                                      $10.05           $10.93          13,851,569
    01/01/2013 to 12/31/2013                                      $10.93           $11.85          12,668,648
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009* to 12/31/2009                                     $16.24           $20.94             421,295
    01/01/2010 to 12/31/2010                                      $20.94           $26.21             766,856
    01/01/2011 to 12/31/2011                                      $26.21           $26.22             545,711
    01/01/2012 to 12/31/2012                                      $26.22           $29.96             718,499
    01/01/2013 to 12/31/2013                                      $29.96           $41.07             746,802
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    01/01/2004 to 12/31/2004                                       $9.58           $11.18             191,637
    01/01/2005 to 12/31/2005                                      $11.18           $12.07             242,790
    01/01/2006 to 12/31/2006                                      $12.07           $14.51             524,592
    01/01/2007 to 12/31/2007                                      $14.51           $14.50             421,188
    01/01/2008 to 12/31/2008                                      $14.50            $8.98             486,765
    01/01/2009 to 12/31/2009                                       $8.98           $10.49             858,302
    01/01/2010 to 12/31/2010                                      $10.49           $11.64           1,078,324
    01/01/2011 to 12/31/2011                                      $11.64           $11.44             864,374
    01/01/2012 to 12/31/2012                                      $11.44           $12.81           1,095,404
    01/01/2013 to 12/31/2013                                      $12.81           $17.03           1,093,521
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    01/01/2004 to 12/31/2004                                      $10.99           $12.06             957,756
    01/01/2005 to 12/31/2005                                      $12.06           $12.04             873,439
    01/01/2006 to 12/31/2006                                      $12.04           $13.12           1,019,726
    01/01/2007 to 12/31/2007                                      $13.12           $13.28             683,986
    01/01/2008 to 12/31/2008                                      $13.28            $9.76             483,533
    01/01/2009 to 12/31/2009                                       $9.76           $13.07           1,798,628
    01/01/2010 to 12/31/2010                                      $13.07           $14.65           1,948,092
    01/01/2011 to 12/31/2011                                      $14.65           $14.93           1,565,537
    01/01/2012 to 12/31/2012                                      $14.93           $16.78           1,557,475
    01/01/2013 to 12/31/2013                                      $16.78           $17.76           1,226,395

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    01/01/2004 to 12/31/2004                                  $14.32           $16.42           1,953,908
    01/01/2005 to 12/31/2005                                  $16.42           $18.90           2,113,594
    01/01/2006 to 12/31/2006                                  $18.90           $22.58           1,664,525
    01/01/2007 to 12/31/2007                                  $22.58           $26.55           1,428,930
    01/01/2008 to 12/31/2008                                  $26.55           $13.05             942,837
    01/01/2009 to 12/31/2009                                  $13.05           $17.43           1,310,930
    01/01/2010 to 12/31/2010                                  $17.43           $19.71           1,459,929
    01/01/2011 to 12/31/2011                                  $19.71           $16.95             915,042
    01/01/2012 to 12/31/2012                                  $16.95           $20.14             876,174
    01/01/2013 to 12/31/2013                                  $20.14           $23.68           1,198,831
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    01/01/2004 to 12/31/2004                                   $5.86            $7.01             233,045
    01/01/2005 to 12/31/2005                                   $7.01            $7.87             402,498
    01/01/2006 to 12/31/2006                                   $7.87            $9.90             593,100
    01/01/2007 to 12/31/2007                                   $9.90           $11.52             794,549
    01/01/2008 to 12/31/2008                                  $11.52            $6.37             641,680
    01/01/2009 to 12/31/2009                                   $6.37            $8.21           1,442,051
    01/01/2010 to 12/31/2010                                   $8.21            $9.01           1,743,754
    01/01/2011 to 12/31/2011                                   $9.01            $7.78           1,310,153
    01/01/2012 to 12/31/2012                                   $7.78            $8.96           1,443,923
    01/01/2013 to 12/31/2013                                   $8.96           $10.57           1,466,476
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.19                   0
    01/01/2008 to 12/31/2008                                  $10.19            $6.98             399,983
    01/01/2009 to 12/31/2009                                   $6.98            $8.73           7,461,975
    01/01/2010 to 12/31/2010                                   $8.73            $9.81          11,413,961
    01/01/2011 to 12/31/2011                                   $9.81            $9.63           9,459,319
    01/01/2012 to 12/31/2012                                   $9.63           $10.80          10,990,212
    01/01/2013 to 12/31/2013                                  $10.80           $12.40          11,236,583
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    01/01/2004 to 12/31/2004                                   $7.13            $8.24             553,542
    01/01/2005 to 12/31/2005                                   $8.24            $9.04           1,051,555
    01/01/2006 to 12/31/2006                                   $9.04           $10.96           1,002,727
    01/01/2007 to 12/31/2007                                  $10.96           $11.84             985,495
    01/01/2008 to 12/31/2008                                  $11.84            $6.85             614,606
    01/01/2009 to 12/31/2009                                   $6.85            $9.20           1,827,855
    01/01/2010 to 12/31/2010                                   $9.20            $9.73           2,492,453
    01/01/2011 to 12/31/2011                                   $9.73            $8.73           1,670,674
    01/01/2012 to 12/31/2012                                   $8.73           $10.51           1,947,918
    01/01/2013 to 12/31/2013                                  $10.51           $11.98           2,070,280
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    01/01/2004 to 12/31/2004                                   $8.71            $9.55              78,619
    01/01/2005 to 12/31/2005                                   $9.55           $10.09              80,895
    01/01/2006 to 12/31/2006                                  $10.09           $11.07              97,906
    01/01/2007 to 12/31/2007                                  $11.07           $11.15             378,693
    01/01/2008 to 12/31/2008                                  $11.15            $9.07           2,914,005
    01/01/2009 to 12/31/2009                                   $9.07           $10.93          11,840,797
    01/01/2010 to 12/31/2010                                  $10.93           $11.58          12,820,574
    01/01/2011 to 12/31/2011                                  $11.58           $11.46          10,703,645
    01/01/2012 to 12/31/2012                                  $11.46           $12.53          11,456,895
    01/01/2013 to 12/31/2013                                  $12.53           $13.74          10,732,965

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                          $10.08           $10.30              8,995
    01/01/2010 to 12/31/2010                           $10.30           $11.32            127,021
    01/01/2011 to 12/31/2011                           $11.32           $11.25            177,346
    01/01/2012 to 12/31/2012                           $11.25           $12.80            291,710
    01/01/2013 to 12/31/2013                           $12.80           $17.25            337,499
-------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                          $10.15           $10.31             12,617
    01/01/2010 to 12/31/2010                           $10.31           $11.57            232,319
    01/01/2011 to 12/31/2011                           $11.57           $10.76            231,641
    01/01/2012 to 12/31/2012                           $10.76           $12.03            245,550
    01/01/2013 to 12/31/2013                           $12.03           $15.61            326,167
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                            $8.99           $10.25            417,314
    01/01/2005 to 12/31/2005                           $10.25           $10.77            694,885
    01/01/2006 to 12/31/2006                           $10.77           $12.60            680,203
    01/01/2007 to 12/31/2007                           $12.60           $12.07            680,350
    01/01/2008 to 12/31/2008                           $12.07            $6.97            649,783
    01/01/2009 to 12/31/2009                            $6.97            $8.23          1,032,590
    01/01/2010 to 12/31/2010                            $8.23            $9.19          1,205,571
    01/01/2011 to 12/31/2011                            $9.19            $8.70            860,066
    01/01/2012 to 12/31/2012                            $8.70           $10.04            942,929
    01/01/2013 to 12/31/2013                           $10.04           $13.86          1,237,335
-------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    01/01/2004 to 12/31/2004                            $8.46            $9.67          5,717,404
    01/01/2005 to 12/31/2005                            $9.67           $10.20          7,048,023
    01/01/2006 to 12/31/2006                           $10.20           $10.80          5,983,458
    01/01/2007 to 12/31/2007                           $10.80           $12.26          5,638,342
    01/01/2008 to 12/31/2008                           $12.26            $6.82          3,539,119
    01/01/2009 to 12/31/2009                            $6.82            $8.74          4,539,651
    01/01/2010 to 12/31/2010                            $8.74           $10.34          4,594,031
    01/01/2011 to 12/31/2011                           $10.34           $10.11          3,055,225
    01/01/2012 to 12/31/2012                           $10.11           $11.21          2,844,826
    01/01/2013 to 12/31/2013                           $11.21           $15.12          3,397,998
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    01/01/2004 to 12/31/2004                           $11.98           $12.71          1,012,739
    01/01/2005 to 12/31/2005                           $12.71           $12.69          1,294,706
    01/01/2006 to 12/31/2006                           $12.69           $13.76          1,196,608
    01/01/2007 to 12/31/2007                           $13.76           $14.42          1,051,089
    01/01/2008 to 12/31/2008                           $14.42           $10.93            929,322
    01/01/2009 to 12/31/2009                           $10.93           $14.52          1,689,546
    01/01/2010 to 12/31/2010                           $14.52           $16.27          1,430,293
    01/01/2011 to 12/31/2011                           $16.27           $17.70          1,455,420
    01/01/2012 to 12/31/2012                           $17.70           $18.51          1,706,809
    01/01/2013 to 12/31/2013                           $18.51           $17.91          1,893,341

                                                                          Number of
                                      Accumulation     Accumulation      Accumulation
                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                       Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    01/01/2004 to 12/31/2004              $9.40           $10.98            213,485
    01/01/2005 to 12/31/2005             $10.98           $11.67            218,706
    01/01/2006 to 12/31/2006             $11.67           $14.32            349,460
    01/01/2007 to 12/31/2007             $14.32           $15.47            339,584
    01/01/2008 to 12/31/2008             $15.47           $10.09            263,096
    01/01/2009 to 12/31/2009             $10.09           $13.10            807,357
    01/01/2010 to 12/31/2010             $13.10           $14.49          1,434,007
    01/01/2011 to 12/31/2011             $14.49           $13.86          1,104,093
    01/01/2012 to 12/31/2012             $13.86           $16.85          1,340,014
    01/01/2013 to 12/31/2013             $16.85           $21.24          1,588,995
-----------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    01/01/2004 to 12/31/2004              $6.44            $7.04            791,823
    01/01/2005 to 12/31/2005              $7.04            $7.39          1,025,239
    01/01/2006 to 12/31/2006              $7.39            $8.01            758,550
    01/01/2007 to 12/31/2007              $8.01            $9.10            686,498
    01/01/2008 to 12/31/2008              $9.10            $5.72            700,352
    01/01/2009 to 12/31/2009              $5.72            $7.03          1,732,194
    01/01/2010 to 12/31/2010              $7.03            $7.82          2,119,460
    01/01/2011 to 12/31/2011              $7.82            $7.68          1,429,953
    01/01/2012 to 12/31/2012              $7.68            $8.88          1,486,414
    01/01/2013 to 12/31/2013              $8.88           $11.99          1,613,878
-----------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012            $10.00           $10.21             14,203
    01/01/2013 to 12/31/2013             $10.21           $13.56            157,910
-----------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004             $10.21           $11.63            256,401
    01/01/2005 to 12/31/2005             $11.63           $12.11            192,419
    01/01/2006 to 12/31/2006             $12.11           $13.66            174,411
    01/01/2007 to 12/31/2007             $13.66           $13.86            156,606
    01/01/2008 to 12/31/2008             $13.86            $8.47            191,791
    01/01/2009 to 12/31/2009              $8.47           $11.62            547,214
    01/01/2010 to 12/31/2010             $11.62           $14.18            743,476
    01/01/2011 to 12/31/2011             $14.18           $13.52            516,116
    01/01/2012 to 12/31/2012             $13.52           $15.81            587,711
    01/01/2013 to 12/31/2013             $15.81           $20.67            561,570
-----------------------------------------------------------------------------------------
AST Money Market Portfolio
    01/01/2004 to 12/31/2004             $10.51           $10.46          1,663,940
    01/01/2005 to 12/31/2005             $10.46           $10.62          3,179,375
    01/01/2006 to 12/31/2006             $10.62           $10.96          3,505,960
    01/01/2007 to 12/31/2007             $10.96           $11.36          4,361,361
    01/01/2008 to 12/31/2008             $11.36           $11.50          7,844,009
    01/01/2009 to 12/31/2009             $11.50           $11.38          7,658,391
    01/01/2010 to 12/31/2010             $11.38           $11.24          6,801,612
    01/01/2011 to 12/31/2011             $11.24           $11.10          6,279,406
    01/01/2012 to 12/31/2012             $11.10           $10.96          4,601,307
    01/01/2013 to 12/31/2013             $10.96           $10.83          3,604,420

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $13.82           $16.76          1,116,503
    01/01/2005 to 12/31/2005                              $16.76           $18.55          1,303,740
    01/01/2006 to 12/31/2006                              $18.55           $20.28          1,086,861
    01/01/2007 to 12/31/2007                              $20.28           $20.66            975,347
    01/01/2008 to 12/31/2008                              $20.66           $11.78            570,591
    01/01/2009 to 12/31/2009                              $11.78           $16.36            867,525
    01/01/2010 to 12/31/2010                              $16.36           $19.95          1,067,139
    01/01/2011 to 12/31/2011                              $19.95           $19.21            718,917
    01/01/2012 to 12/31/2012                              $19.21           $22.22            726,117
    01/01/2013 to 12/31/2013                              $22.22           $31.16            958,640
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.08             42,951
    01/01/2012 to 12/31/2012                              $10.08           $10.44            158,119
    01/01/2013 to 12/31/2013                              $10.44           $10.01            172,211
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $6.23            $7.14            555,160
    01/01/2005 to 12/31/2005                               $7.14            $8.00            771,461
    01/01/2006 to 12/31/2006                               $8.00            $9.01            697,877
    01/01/2007 to 12/31/2007                               $9.01           $10.88            971,242
    01/01/2008 to 12/31/2008                              $10.88            $6.10            610,828
    01/01/2009 to 12/31/2009                               $6.10            $7.82          1,281,862
    01/01/2010 to 12/31/2010                               $7.82            $9.94          1,796,178
    01/01/2011 to 12/31/2011                               $9.94            $9.98          1,468,365
    01/01/2012 to 12/31/2012                               $9.98           $11.08          1,554,762
    01/01/2013 to 12/31/2013                              $11.08           $14.51          1,582,884
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $6.86            $7.41            293,384
    01/01/2005 to 12/31/2005                               $7.41            $7.35            267,925
    01/01/2006 to 12/31/2006                               $7.35            $7.82            344,893
    01/01/2007 to 12/31/2007                               $7.82            $9.17            382,635
    01/01/2008 to 12/31/2008                               $9.17            $5.20            242,993
    01/01/2009 to 12/31/2009                               $5.20            $6.30            809,394
    01/01/2010 to 12/31/2010                               $6.30            $7.48          1,201,338
    01/01/2011 to 04/29/2011                               $7.48            $8.40                  0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                             $10.00           $10.35          1,899,490
    01/01/2013 to 12/31/2013                              $10.35           $12.16          2,026,276
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                             $10.10            $5.58             25,631
    01/01/2009 to 12/31/2009                               $5.58            $9.18          1,699,847
    01/01/2010 to 12/31/2010                               $9.18           $11.09          2,970,397
    01/01/2011 to 12/31/2011                              $11.09            $8.73          2,098,763
    01/01/2012 to 12/31/2012                               $8.73           $10.17          2,548,478
    01/01/2013 to 12/31/2013                              $10.17           $10.06          2,789,183

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    01/01/2004 to 12/31/2004                           $12.08           $12.18           2,189,975
    01/01/2005 to 12/31/2005                           $12.18           $12.22           2,996,256
    01/01/2006 to 12/31/2006                           $12.22           $12.53           2,687,532
    01/01/2007 to 12/31/2007                           $12.53           $13.21           2,594,813
    01/01/2008 to 12/31/2008                           $13.21           $13.19           1,654,958
    01/01/2009 to 12/31/2009                           $13.19           $14.36           2,949,882
    01/01/2010 to 12/31/2010                           $14.36           $14.74           3,080,140
    01/01/2011 to 12/31/2011                           $14.74           $14.88           2,600,827
    01/01/2012 to 12/31/2012                           $14.88           $15.38           2,281,868
    01/01/2013 to 12/31/2013                           $15.38           $14.86           2,529,324
-------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    01/01/2004 to 12/31/2004                           $13.23           $13.72           3,074,732
    01/01/2005 to 12/31/2005                           $13.72           $13.88           1,924,370
    01/01/2006 to 12/31/2006                           $13.88           $14.22           2,004,498
    01/01/2007 to 12/31/2007                           $14.22           $15.21           2,344,694
    01/01/2008 to 12/31/2008                           $15.21           $14.68           2,402,587
    01/01/2009 to 12/31/2009                           $14.68           $16.90          10,715,121
    01/01/2010 to 12/31/2010                           $16.90           $17.97          15,065,751
    01/01/2011 to 12/31/2011                           $17.97           $18.31          11,688,146
    01/01/2012 to 12/31/2012                           $18.31           $19.77          12,996,719
    01/01/2013 to 12/31/2013                           $19.77           $19.16          12,953,608
-------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                          $10.00           $10.04             215,280
    01/01/2006 to 12/31/2006                           $10.04           $10.70             443,968
    01/01/2007 to 12/31/2007                           $10.70           $11.49             649,597
    01/01/2008 to 12/31/2008                           $11.49            $9.14           3,492,156
    01/01/2009 to 12/31/2009                            $9.14           $10.83          16,345,435
    01/01/2010 to 12/31/2010                           $10.83           $11.83          21,296,028
    01/01/2011 to 12/31/2011                           $11.83           $11.79          20,978,607
    01/01/2012 to 12/31/2012                           $11.79           $12.85          21,413,601
    01/01/2013 to 12/31/2013                           $12.85           $13.86          19,382,539
-------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                          $10.02           $10.08              86,299
    01/01/2012 to 12/31/2012                           $10.08           $10.66             270,512
    01/01/2013 to 12/31/2013                           $10.66           $10.28             380,485
-------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation
 Target Portfolio
    03/20/2006* to 12/31/2006                          $10.00           $10.52             510,953
    01/01/2007 to 12/31/2007                           $10.52           $11.57           1,352,476
    01/01/2008 to 12/31/2008                           $11.57            $6.77           2,352,959
    01/01/2009 to 12/31/2009                            $6.77            $8.43          21,782,141
    01/01/2010 to 12/31/2010                            $8.43            $9.90          28,197,221
    01/01/2011 to 12/31/2011                            $9.90            $9.17          19,004,621
    01/01/2012 to 12/31/2012                            $9.17           $10.23          23,045,803
    01/01/2013 to 12/31/2013                           $10.23           $11.82          24,763,025
-------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                          $10.00            $9.64               5,288
-------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                          $10.00           $11.71                 507

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    01/01/2004 to 12/31/2004                                   $8.28            $8.99             642,882
    01/01/2005 to 12/31/2005                                   $8.99            $9.20             851,019
    01/01/2006 to 12/31/2006                                   $9.20           $10.23             842,745
    01/01/2007 to 12/31/2007                                  $10.23           $10.31             958,429
    01/01/2008 to 12/31/2008                                  $10.31            $6.24             452,522
    01/01/2009 to 12/31/2009                                   $6.24            $7.51             644,194
    01/01/2010 to 12/31/2010                                   $7.51            $8.53             777,947
    01/01/2011 to 12/31/2011                                   $8.53            $8.71             677,195
    01/01/2012 to 12/31/2012                                   $8.71           $10.22             816,572
    01/01/2013 to 12/31/2013                                  $10.22           $13.36             820,238
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.92              66,424
    01/01/2012 to 12/31/2012                                   $8.92            $9.97             290,810
    01/01/2013 to 12/31/2013                                   $9.97           $12.05           2,668,831
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.04                   0
    01/01/2008 to 12/31/2008                                  $10.04            $7.19           1,187,445
    01/01/2009 to 12/31/2009                                   $7.19            $8.76          11,457,091
    01/01/2010 to 12/31/2010                                   $8.76            $9.68          16,850,087
    01/01/2011 to 12/31/2011                                   $9.68            $9.38          14,386,818
    01/01/2012 to 12/31/2012                                   $9.38           $10.22          15,668,930
    01/01/2013 to 12/31/2013                                  $10.22           $11.34          14,696,813
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $11.51              31,450
    01/01/2008 to 12/31/2008                                  $11.51            $7.37             468,660
    01/01/2009 to 12/31/2009                                   $7.37            $9.23           7,963,536
    01/01/2010 to 12/31/2010                                   $9.23           $10.42          13,249,095
    01/01/2011 to 12/31/2011                                  $10.42           $10.04           9,509,858
    01/01/2012 to 12/31/2012                                  $10.04           $11.49          12,073,527
    01/01/2013 to 12/31/2013                                  $11.49           $13.40          12,983,577
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    01/01/2004 to 12/31/2004                                   $9.81           $10.56             146,721
    01/01/2005 to 12/31/2005                                  $10.56           $10.91             173,191
    01/01/2006 to 12/31/2006                                  $10.91           $11.82             174,226
    01/01/2007 to 12/31/2007                                  $11.82           $12.71             214,498
    01/01/2008 to 12/31/2008                                  $12.71            $8.76             613,791
    01/01/2009 to 12/31/2009                                   $8.76           $11.02           9,604,813
    01/01/2010 to 12/31/2010                                  $11.02           $12.17          16,692,964
    01/01/2011 to 12/31/2011                                  $12.17           $11.61          13,447,730
    01/01/2012 to 12/31/2012                                  $11.61           $12.74          14,684,084
    01/01/2013 to 12/31/2013                                  $12.74           $14.40          13,958,016
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                  $17.38           $15.97             107,136
    01/01/2005 to 12/31/2005                                  $15.97           $16.00             126,824
    01/01/2006 to 12/31/2006                                  $16.00           $17.80             111,114
    01/01/2007 to 12/31/2007                                  $17.80           $18.83             118,021
    01/01/2008 to 12/31/2008                                  $18.83           $12.09             187,342
    01/01/2009 to 12/31/2009                                  $12.09           $15.98             375,867
    01/01/2010 to 12/31/2010                                  $15.98           $21.53             527,269
    01/01/2011 to 12/31/2011                                  $21.53           $21.05             412,276
    01/01/2012 to 12/31/2012                                  $21.05           $23.32             475,113
    01/01/2013 to 12/31/2013                                  $23.32           $31.13             525,441

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                        $14.47           $16.64           1,293,786
    01/01/2005 to 12/31/2005                        $16.64           $17.52           1,484,713
    01/01/2006 to 12/31/2006                        $17.52           $20.77           1,198,255
    01/01/2007 to 12/31/2007                        $20.77           $19.36           1,176,566
    01/01/2008 to 12/31/2008                        $19.36           $13.44             760,721
    01/01/2009 to 12/31/2009                        $13.44           $16.85             971,333
    01/01/2010 to 12/31/2010                        $16.85           $20.96             983,045
    01/01/2011 to 12/31/2011                        $20.96           $19.47             633,878
    01/01/2012 to 12/31/2012                        $19.47           $22.71             589,246
    01/01/2013 to 12/31/2013                        $22.71           $30.82             725,986
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    01/01/2004 to 12/31/2004                        $10.37           $11.39             357,085
    01/01/2005 to 12/31/2005                        $11.39           $11.77             558,394
    01/01/2006 to 12/31/2006                        $11.77           $13.08             665,726
    01/01/2007 to 12/31/2007                        $13.08           $13.73             949,867
    01/01/2008 to 12/31/2008                        $13.73           $10.04           2,067,659
    01/01/2009 to 12/31/2009                        $10.04           $12.31          13,701,662
    01/01/2010 to 12/31/2010                        $12.31           $13.56          19,352,932
    01/01/2011 to 12/31/2011                        $13.56           $13.65          16,991,612
    01/01/2012 to 12/31/2012                        $13.65           $15.30          19,880,313
    01/01/2013 to 12/31/2013                        $15.30           $17.66          20,439,261
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    01/01/2004 to 12/31/2004                        $10.91           $12.28             603,508
    01/01/2005 to 12/31/2005                        $12.28           $12.79             635,233
    01/01/2006 to 12/31/2006                        $12.79           $15.33             815,109
    01/01/2007 to 12/31/2007                        $15.33           $14.60             776,427
    01/01/2008 to 12/31/2008                        $14.60            $8.38             424,531
    01/01/2009 to 12/31/2009                         $8.38           $10.24             788,524
    01/01/2010 to 12/31/2010                        $10.24           $11.45           1,004,584
    01/01/2011 to 12/31/2011                        $11.45           $11.12             741,548
    01/01/2012 to 12/31/2012                        $11.12           $12.88             986,090
    01/01/2013 to 12/31/2013                        $12.88           $16.50           1,240,563
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                         $5.93            $6.19             326,194
    01/01/2005 to 12/31/2005                         $6.19            $7.12             512,014
    01/01/2006 to 12/31/2006                         $7.12            $7.43             608,747
    01/01/2007 to 12/31/2007                         $7.43            $7.94             919,355
    01/01/2008 to 12/31/2008                         $7.94            $4.66           1,074,328
    01/01/2009 to 12/31/2009                         $4.66            $7.06           3,806,238
    01/01/2010 to 12/31/2010                         $7.06            $8.07           5,578,264
    01/01/2011 to 12/31/2011                         $8.07            $7.84           3,909,559
    01/01/2012 to 12/31/2012                         $7.84            $9.10           4,988,062
    01/01/2013 to 12/31/2013                         $9.10           $12.94           5,503,342

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    01/01/2004 to 12/31/2004                              $13.75           $17.81            192,336
    01/01/2005 to 12/31/2005                              $17.81           $23.11            254,041
    01/01/2006 to 12/31/2006                              $23.11           $26.44            291,510
    01/01/2007 to 12/31/2007                              $26.44           $36.68            378,258
    01/01/2008 to 12/31/2008                              $36.68           $18.12            317,719
    01/01/2009 to 12/31/2009                              $18.12           $26.72            995,022
    01/01/2010 to 12/31/2010                              $26.72           $31.78          1,431,376
    01/01/2011 to 12/31/2011                              $31.78           $26.70          1,050,814
    01/01/2012 to 12/31/2012                              $26.70           $27.32          1,265,297
    01/01/2013 to 12/31/2013                              $27.32           $31.13          1,137,103
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    01/01/2004 to 12/31/2004                              $13.73           $14.73            657,913
    01/01/2005 to 12/31/2005                              $14.73           $13.89            938,587
    01/01/2006 to 12/31/2006                              $13.89           $14.58            836,914
    01/01/2007 to 12/31/2007                              $14.58           $15.79            874,210
    01/01/2008 to 12/31/2008                              $15.79           $15.21            536,127
    01/01/2009 to 12/31/2009                              $15.21           $16.84          1,081,396
    01/01/2010 to 12/31/2010                              $16.84           $17.58          1,391,312
    01/01/2011 to 12/31/2011                              $17.58           $18.08          1,078,586
    01/01/2012 to 12/31/2012                              $18.08           $18.79          1,116,940
    01/01/2013 to 12/31/2013                              $18.79           $17.85          1,226,981
----------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.00            171,403
    01/01/2006 to 12/31/2006                              $10.00           $11.42          1,094,157
    01/01/2007 to 12/31/2007                              $11.42           $12.36          1,458,079
    01/01/2008 to 12/31/2008                              $12.36            $7.04          1,329,693
    01/01/2009 to 12/31/2009                               $7.04            $8.93          2,519,429
    01/01/2010 to 12/31/2010                               $8.93           $10.11          2,581,966
    01/01/2011 to 12/31/2011                              $10.11            $9.63          2,323,329
    01/01/2012 to 12/31/2012                               $9.63           $10.56          2,476,015
    01/01/2013 to 12/31/2013                              $10.56           $12.57          3,362,021
----------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                             $10.00            $9.98             48,832
    01/01/2008 to 12/31/2008                               $9.98            $9.35            677,200
    01/01/2009 to 12/31/2009                               $9.35           $10.30          2,726,911
    01/01/2010 to 12/31/2010                              $10.30           $10.97          3,801,379
    01/01/2011 to 12/31/2011                              $10.97           $11.48          3,277,047
    01/01/2012 to 12/31/2012                              $11.48           $12.23          3,417,319
    01/01/2013 to 12/31/2013                              $12.23           $11.90          3,858,415
----------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                             $10.00           $10.40             13,099
    01/01/2013 to 12/31/2013                              $10.40            $9.44             17,245
----------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    04/15/2005* to 12/31/2005                              $9.82           $11.47             64,775
    01/01/2006 to 12/31/2006                              $11.47           $12.58             72,371
    01/01/2007 to 12/31/2007                              $12.58           $13.79             85,135
    01/01/2008 to 12/31/2008                              $13.79            $8.02             66,604
    01/01/2009 to 12/31/2009                               $8.02           $11.07             93,737
    01/01/2010 to 07/16/2010                              $11.07           $10.86                  0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    01/01/2004 to 12/31/2004                                 $10.46           $12.31              62,400
    01/01/2005 to 12/31/2005                                 $12.31           $14.10             130,749
    01/01/2006 to 12/31/2006                                 $14.10           $17.15             182,002
    01/01/2007 to 12/31/2007                                 $17.15           $19.47             167,896
    01/01/2008 to 12/31/2008                                 $19.47           $11.25             150,691
    01/01/2009 to 12/31/2009                                 $11.25           $12.88             146,213
    01/01/2010 to 07/16/2010                                 $12.88           $12.26                   0
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    01/01/2004 to 12/31/2004                                  $9.21            $9.75              26,849
    01/01/2005 to 12/31/2005                                  $9.75           $10.00              18,356
    01/01/2006 to 12/31/2006                                 $10.00           $10.47              19,700
    01/01/2007 to 12/31/2007                                 $10.47           $11.58              38,907
    01/01/2008 to 12/31/2008                                 $11.58            $8.32              68,712
    01/01/2009 to 12/31/2009                                  $8.32           $11.83             117,760
    01/01/2010 to 07/16/2010                                 $11.83           $11.08                   0
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    01/01/2004 to 12/31/2004                                  $3.99            $4.38              33,075
    01/01/2005 to 12/31/2005                                  $4.38            $4.35              14,496
    01/01/2006 to 12/31/2006                                  $4.35            $4.47              19,492
    01/01/2007 to 12/31/2007                                  $4.47            $4.67              73,318
    01/01/2008 to 12/31/2008                                  $4.67            $2.59              70,049
    01/01/2009 to 12/31/2009                                  $2.59            $3.29             131,587
    01/01/2010 to 12/31/2010                                  $3.29            $3.87             132,842
    01/01/2011 to 12/31/2011                                  $3.87            $3.40             102,394
    01/01/2012 to 12/31/2012                                  $3.40            $3.83              68,721
    01/01/2013 to 12/31/2013                                  $3.83            $4.95              72,953
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                                $10.08            $6.66           1,369,089
    01/01/2009 to 12/31/2009                                  $6.66            $8.56          16,250,197
    01/01/2010 to 12/31/2010                                  $8.56            $9.31          26,361,883
    01/01/2011 to 12/31/2011                                  $9.31            $9.04          18,981,983
    01/01/2012 to 09/21/2012                                  $9.04           $10.16                   0
-------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    01/01/2004 to 12/31/2004                                 $12.96           $16.05              22,405
    01/01/2005 to 12/31/2005                                 $16.05           $17.46              52,338
    01/01/2006 to 12/31/2006                                 $17.46           $23.87             152,515
    01/01/2007 to 12/31/2007                                 $23.87           $26.71             239,619
    01/01/2008 to 12/31/2008                                 $26.71           $15.09             114,200
    01/01/2009 to 12/31/2009                                 $15.09           $21.03             106,503
    01/01/2010 to 12/31/2010                                 $21.03           $22.78              80,881
    01/01/2011 to 12/31/2011                                 $22.78           $20.81              65,179
    01/01/2012 to 12/31/2012                                 $20.81           $25.77              60,373
    01/01/2013 to 12/31/2013                                 $25.77           $29.09              52,406
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                $10.03            $8.19              44,314
    01/01/2012 to 04/27/2012                                  $8.19            $9.30                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                 $9.99            $9.15              47,399
    01/01/2012 to 12/31/2012                                  $9.15           $10.72              40,329
    01/01/2013 to 12/31/2013                                 $10.72           $13.88              47,261

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    01/01/2004 to 12/31/2004                                     $6.22            $6.96           188,184
    01/01/2005 to 12/31/2005                                     $6.96            $7.61           135,001
    01/01/2006 to 12/31/2006                                     $7.61            $8.73           124,196
    01/01/2007 to 12/31/2007                                     $8.73            $9.67           132,861
    01/01/2008 to 12/31/2008                                     $9.67            $4.96            78,078
    01/01/2009 to 12/31/2009                                     $4.96            $6.97            90,078
    01/01/2010 to 12/31/2010                                     $6.97            $8.53            75,642
    01/01/2011 to 04/29/2011                                     $8.53            $9.51                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    01/01/2004 to 12/31/2004                                    $11.85           $12.72            44,091
    01/01/2005 to 12/31/2005                                    $12.72           $13.30            48,007
    01/01/2006 to 12/31/2006                                    $13.30           $15.30            89,614
    01/01/2007 to 12/31/2007                                    $15.30           $11.75            53,310
    01/01/2008 to 12/31/2008                                    $11.75            $4.70            91,978
    01/01/2009 to 12/31/2009                                     $4.70            $5.92            87,326
    01/01/2010 to 12/31/2010                                     $5.92            $6.45            81,632
    01/01/2011 to 04/29/2011                                     $6.45            $6.81                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    01/01/2004 to 12/31/2004                                    $10.68           $11.34            92,506
    01/01/2005 to 12/31/2005                                    $11.34           $12.12           106,295
    01/01/2006 to 12/31/2006                                    $12.12           $12.59           110,470
    01/01/2007 to 12/31/2007                                    $12.59           $13.91           109,826
    01/01/2008 to 12/31/2008                                    $13.91            $9.80            81,377
    01/01/2009 to 12/31/2009                                     $9.80           $12.36            81,357
    01/01/2010 to 12/31/2010                                    $12.36           $12.85            74,735
    01/01/2011 to 12/31/2011                                    $12.85           $13.19            67,482
    01/01/2012 to 12/31/2012                                    $13.19           $15.75            46,919
    01/01/2013 to 12/31/2013                                    $15.75           $21.86            41,655
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.79            22,049
    01/01/2013 to 12/31/2013                                     $9.79           $13.25            24,453
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
    01/01/2004 to 12/31/2004                                     $3.21            $3.32            78,567
    01/01/2005 to 12/31/2005                                     $3.32            $3.35            77,942
    01/01/2006 to 12/31/2006                                     $3.35            $3.65           254,798
    01/01/2007 to 12/31/2007                                     $3.65            $3.89           126,039
    01/01/2008 to 12/31/2008                                     $3.89            $2.13            95,405
    01/01/2009 to 12/31/2009                                     $2.13            $3.31           166,230
    01/01/2010 to 12/31/2010                                     $3.31            $3.97           298,028
    01/01/2011 to 12/31/2011                                     $3.97            $3.72           145,369
    01/01/2012 to 12/31/2012                                     $3.72            $4.09           133,777
    01/01/2013 to 12/31/2013                                     $4.09            $5.05           113,570

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
NASDAQ Target 15 Portfolio
    01/01/2004 to 12/31/2004               --           $12.54             7,266
    01/01/2005 to 12/31/2005           $12.54           $12.79            10,385
    01/01/2006 to 12/31/2006           $12.79           $13.76            15,488
    01/01/2007 to 12/31/2007           $13.76           $16.54            27,898
    01/01/2008 to 12/31/2008           $16.54            $8.02            34,032
    01/01/2009 to 12/31/2009            $8.02            $9.26            28,094
    01/01/2010 to 12/31/2010            $9.26           $11.92            29,023
    01/01/2011 to 12/31/2011           $11.92           $11.93            19,317
    01/01/2012 to 12/31/2012           $11.93           $13.31            12,247
    01/01/2013 to 12/31/2013           $13.31           $19.56            14,409
---------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    01/01/2004 to 12/31/2004           $10.59           $12.52           264,541
    01/01/2005 to 12/31/2005           $12.52           $16.26           351,335
    01/01/2006 to 12/31/2006           $16.26           $21.61           316,324
    01/01/2007 to 12/31/2007           $21.61           $30.63           435,146
    01/01/2008 to 12/31/2008           $30.63           $12.74           289,778
    01/01/2009 to 12/31/2009           $12.74           $20.42           332,583
    01/01/2010 to 12/31/2010           $20.42           $23.42           323,539
    01/01/2011 to 12/31/2011           $23.42           $17.94           198,299
    01/01/2012 to 12/31/2012           $17.94           $20.69           150,414
    01/01/2013 to 12/31/2013           $20.69           $20.44           105,018
---------------------------------------------------------------------------------------
ProFund VP Asia 30
    01/01/2004 to 12/31/2004           $12.66           $12.43            63,254
    01/01/2005 to 12/31/2005           $12.43           $14.67            83,233
    01/01/2006 to 12/31/2006           $14.67           $20.18           235,779
    01/01/2007 to 12/31/2007           $20.18           $29.44           204,415
    01/01/2008 to 12/31/2008           $29.44           $14.30           109,480
    01/01/2009 to 12/31/2009           $14.30           $21.77           143,857
    01/01/2010 to 12/31/2010           $21.77           $24.49           124,035
    01/01/2011 to 12/31/2011           $24.49           $17.65            40,910
    01/01/2012 to 12/31/2012           $17.65           $20.13            35,115
    01/01/2013 to 12/31/2013           $20.13           $22.85            23,327
---------------------------------------------------------------------------------------
ProFund VP Banks
    01/01/2004 to 12/31/2004           $10.97           $12.11            12,480
    01/01/2005 to 12/31/2005           $12.11           $11.94            44,665
    01/01/2006 to 12/31/2006           $11.94           $13.61            35,707
    01/01/2007 to 12/31/2007           $13.61            $9.77            12,962
    01/01/2008 to 12/31/2008            $9.77            $5.12            71,458
    01/01/2009 to 12/31/2009            $5.12            $4.84            19,936
    01/01/2010 to 12/31/2010            $4.84            $5.18            19,494
    01/01/2011 to 12/31/2011            $5.18            $3.75             9,774
    01/01/2012 to 12/31/2012            $3.75            $4.94            12,044
    01/01/2013 to 12/31/2013            $4.94            $6.51             8,941

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Basic Materials
    01/01/2004 to 12/31/2004           $11.02           $12.00            42,597
    01/01/2005 to 12/31/2005           $12.00           $12.13            53,592
    01/01/2006 to 12/31/2006           $12.13           $13.84            67,645
    01/01/2007 to 12/31/2007           $13.84           $17.86           199,608
    01/01/2008 to 12/31/2008           $17.86            $8.57           114,858
    01/01/2009 to 12/31/2009            $8.57           $13.74           145,393
    01/01/2010 to 12/31/2010           $13.74           $17.59           122,575
    01/01/2011 to 12/31/2011           $17.59           $14.57            39,084
    01/01/2012 to 12/31/2012           $14.57           $15.61            25,470
    01/01/2013 to 12/31/2013           $15.61           $18.25            18,333
---------------------------------------------------------------------------------------
ProFund VP Bear
    01/01/2004 to 12/31/2004           $10.26            $9.09            16,155
    01/01/2005 to 12/31/2005            $9.09            $8.86            35,611
    01/01/2006 to 12/31/2006            $8.86            $8.09            56,286
    01/01/2007 to 12/31/2007            $8.09            $8.04            56,088
    01/01/2008 to 12/31/2008            $8.04           $11.10           157,817
    01/01/2009 to 12/31/2009           $11.10            $7.91           138,663
    01/01/2010 to 12/31/2010            $7.91            $6.42           145,694
    01/01/2011 to 12/31/2011            $6.42            $5.78            65,795
    01/01/2012 to 12/31/2012            $5.78            $4.76            52,785
    01/01/2013 to 12/31/2013            $4.76            $3.45            30,178
---------------------------------------------------------------------------------------
ProFund VP Biotechnology
    01/01/2004 to 12/31/2004            $7.14            $7.73            32,726
    01/01/2005 to 12/31/2005            $7.73            $9.11            73,804
    01/01/2006 to 12/31/2006            $9.11            $8.63            56,416
    01/01/2007 to 12/31/2007            $8.63            $8.42           165,309
    01/01/2008 to 12/31/2008            $8.42            $8.47           117,598
    01/01/2009 to 12/31/2009            $8.47            $8.67            40,735
    01/01/2010 to 12/31/2010            $8.67            $9.00            38,083
    01/01/2011 to 12/31/2011            $9.00            $9.47            22,275
    01/01/2012 to 12/31/2012            $9.47           $13.16            20,018
    01/01/2013 to 12/31/2013           $13.16           $21.89            24,007
---------------------------------------------------------------------------------------
ProFund VP Bull
    01/01/2004 to 12/31/2004            $9.91           $10.65           412,259
    01/01/2005 to 12/31/2005           $10.65           $10.80           384,501
    01/01/2006 to 12/31/2006           $10.80           $12.12           306,353
    01/01/2007 to 12/31/2007           $12.12           $12.40           217,866
    01/01/2008 to 12/31/2008           $12.40            $7.63           184,775
    01/01/2009 to 12/31/2009            $7.63            $9.37           436,640
    01/01/2010 to 12/31/2010            $9.37           $10.42           358,651
    01/01/2011 to 12/31/2011           $10.42           $10.29           252,508
    01/01/2012 to 12/31/2012           $10.29           $11.57           116,185
    01/01/2013 to 12/31/2013           $11.57           $14.82            73,816

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    01/01/2004 to 12/31/2004                $9.71           $10.47             7,578
    01/01/2005 to 12/31/2005               $10.47           $10.31             6,876
    01/01/2006 to 12/31/2006               $10.31           $11.46            39,408
    01/01/2007 to 12/31/2007               $11.46           $12.18           150,560
    01/01/2008 to 12/31/2008               $12.18            $8.81            19,941
    01/01/2009 to 12/31/2009                $8.81           $10.58            17,782
    01/01/2010 to 12/31/2010               $10.58           $12.26            26,562
    01/01/2011 to 12/31/2011               $12.26           $12.95            25,754
    01/01/2012 to 12/31/2012               $12.95           $14.18            13,002
    01/01/2013 to 12/31/2013               $14.18           $17.98            15,729
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    01/01/2004 to 12/31/2004                $9.10            $9.67            20,288
    01/01/2005 to 12/31/2005                $9.67            $9.10             3,866
    01/01/2006 to 12/31/2006                $9.10           $10.06            15,819
    01/01/2007 to 12/31/2007               $10.06            $9.12             5,165
    01/01/2008 to 12/31/2008                $9.12            $6.18            16,093
    01/01/2009 to 12/31/2009                $6.18            $7.98            19,670
    01/01/2010 to 12/31/2010                $7.98            $9.57            28,520
    01/01/2011 to 12/31/2011                $9.57            $9.97            21,528
    01/01/2012 to 12/31/2012                $9.97           $12.02            16,814
    01/01/2013 to 12/31/2013               $12.02           $16.60             9,044
-------------------------------------------------------------------------------------------
ProFund VP Europe 30
    01/01/2004 to 12/31/2004                $7.00            $7.90           201,444
    01/01/2005 to 12/31/2005                $7.90            $8.43            76,381
    01/01/2006 to 12/31/2006                $8.43            $9.79           370,628
    01/01/2007 to 12/31/2007                $9.79           $11.07           331,218
    01/01/2008 to 12/31/2008               $11.07            $6.12           126,269
    01/01/2009 to 12/31/2009                $6.12            $8.00           313,143
    01/01/2010 to 12/31/2010                $8.00            $8.11           272,463
    01/01/2011 to 12/31/2011                $8.11            $7.29            52,358
    01/01/2012 to 12/31/2012                $7.29            $8.40            55,477
    01/01/2013 to 12/31/2013                $8.40           $10.09            46,769
-------------------------------------------------------------------------------------------
ProFund VP Financials
    01/01/2004 to 12/31/2004                $9.88           $10.77            70,662
    01/01/2005 to 12/31/2005               $10.77           $11.06            43,105
    01/01/2006 to 12/31/2006               $11.06           $12.81           108,064
    01/01/2007 to 12/31/2007               $12.81           $10.23            27,930
    01/01/2008 to 12/31/2008               $10.23            $5.00            52,097
    01/01/2009 to 12/31/2009                $5.00            $5.68           140,784
    01/01/2010 to 12/31/2010                $5.68            $6.22            44,908
    01/01/2011 to 12/31/2011                $6.22            $5.29            23,822
    01/01/2012 to 12/31/2012                $5.29            $6.52            22,703
    01/01/2013 to 12/31/2013                $6.52            $8.50            46,043

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Health Care
    01/01/2004 to 12/31/2004            $8.29            $8.38            91,641
    01/01/2005 to 12/31/2005            $8.38            $8.77            83,943
    01/01/2006 to 12/31/2006            $8.77            $9.12           179,877
    01/01/2007 to 12/31/2007            $9.12            $9.60           255,222
    01/01/2008 to 12/31/2008            $9.60            $7.17            79,165
    01/01/2009 to 12/31/2009            $7.17            $8.47            73,901
    01/01/2010 to 12/31/2010            $8.47            $8.60            65,780
    01/01/2011 to 12/31/2011            $8.60            $9.35            84,331
    01/01/2012 to 12/31/2012            $9.35           $10.85            82,149
    01/01/2013 to 12/31/2013           $10.85           $14.97            53,151
---------------------------------------------------------------------------------------
ProFund VP Industrials
    01/01/2004 to 12/31/2004           $10.08           $11.27            22,333
    01/01/2005 to 12/31/2005           $11.27           $11.40             9,851
    01/01/2006 to 12/31/2006           $11.40           $12.57            21,635
    01/01/2007 to 12/31/2007           $12.57           $13.87            15,320
    01/01/2008 to 12/31/2008           $13.87            $8.15            39,857
    01/01/2009 to 12/31/2009            $8.15            $9.99            27,311
    01/01/2010 to 12/31/2010            $9.99           $12.20            21,347
    01/01/2011 to 12/31/2011           $12.20           $11.84            16,683
    01/01/2012 to 12/31/2012           $11.84           $13.53             8,126
    01/01/2013 to 12/31/2013           $13.53           $18.47             7,284
---------------------------------------------------------------------------------------
ProFund VP Internet
    01/01/2004 to 12/31/2004           $15.10           $18.08            20,851
    01/01/2005 to 12/31/2005           $18.08           $19.18            46,724
    01/01/2006 to 12/31/2006           $19.18           $19.20             6,326
    01/01/2007 to 12/31/2007           $19.20           $20.89            16,744
    01/01/2008 to 12/31/2008           $20.89           $11.38             7,505
    01/01/2009 to 12/31/2009           $11.38           $19.93            16,747
    01/01/2010 to 12/31/2010           $19.93           $26.62            31,261
    01/01/2011 to 12/31/2011           $26.62           $24.47             3,751
    01/01/2012 to 12/31/2012           $24.47           $28.94             2,884
    01/01/2013 to 12/31/2013           $28.94           $43.35             7,173
---------------------------------------------------------------------------------------
ProFund VP Japan
    01/01/2004 to 12/31/2004            $9.09            $9.65            87,251
    01/01/2005 to 12/31/2005            $9.65           $13.51           165,707
    01/01/2006 to 12/31/2006           $13.51           $14.79           117,156
    01/01/2007 to 12/31/2007           $14.79           $13.14            54,211
    01/01/2008 to 12/31/2008           $13.14            $7.68            67,522
    01/01/2009 to 12/31/2009            $7.68            $8.37            84,572
    01/01/2010 to 12/31/2010            $8.37            $7.72            72,550
    01/01/2011 to 12/31/2011            $7.72            $6.21            38,109
    01/01/2012 to 12/31/2012            $6.21            $7.54            35,371
    01/01/2013 to 12/31/2013            $7.54           $11.04            20,262
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    01/01/2005 to 12/31/2005           $10.38           $10.35            98,334
    01/01/2006 to 12/31/2006           $10.35           $11.14            87,853
    01/01/2007 to 12/31/2007           $11.14           $11.77           111,093
    01/01/2008 to 12/31/2008           $11.77            $7.49           123,085
    01/01/2009 to 12/31/2009            $7.49            $9.60           134,716
    01/01/2010 to 12/31/2010            $9.60           $10.73            89,108
    01/01/2011 to 12/31/2011           $10.73           $10.93           120,030
    01/01/2012 to 12/31/2012           $10.93           $12.16            63,603
    01/01/2013 to 12/31/2013           $12.16           $15.70            72,486

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    01/01/2004 to 12/31/2004               --           $10.37             3,839
    01/01/2005 to 12/31/2005           $10.37           $10.55           131,174
    01/01/2006 to 12/31/2006           $10.55           $12.37           296,094
    01/01/2007 to 12/31/2007           $12.37           $12.23           172,527
    01/01/2008 to 12/31/2008           $12.23            $7.19           138,391
    01/01/2009 to 12/31/2009            $7.19            $8.48            83,232
    01/01/2010 to 12/31/2010            $8.48            $9.46            89,765
    01/01/2011 to 12/31/2011            $9.46            $9.22            42,710
    01/01/2012 to 12/31/2012            $9.22           $10.51            26,138
    01/01/2013 to 12/31/2013           $10.51           $13.48            56,359
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    01/01/2004 to 12/31/2004            $9.75           $10.70            80,520
    01/01/2005 to 12/31/2005           $10.70           $11.75           181,173
    01/01/2006 to 12/31/2006           $11.75           $12.06            55,706
    01/01/2007 to 12/31/2007           $12.06           $13.31            89,654
    01/01/2008 to 12/31/2008           $13.31            $8.04            62,780
    01/01/2009 to 12/31/2009            $8.04           $10.99            83,374
    01/01/2010 to 12/31/2010           $10.99           $13.93           205,337
    01/01/2011 to 12/31/2011           $13.93           $13.36            64,733
    01/01/2012 to 12/31/2012           $13.36           $15.22            52,836
    01/01/2013 to 12/31/2013           $15.22           $19.62            41,531
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    01/01/2004 to 12/31/2004           $10.30           $11.80            87,968
    01/01/2005 to 12/31/2005           $11.80           $12.68            86,401
    01/01/2006 to 12/31/2006           $12.68           $14.06           216,242
    01/01/2007 to 12/31/2007           $14.06           $14.02           130,141
    01/01/2008 to 12/31/2008           $14.02            $8.82            68,810
    01/01/2009 to 12/31/2009            $8.82           $11.40            58,665
    01/01/2010 to 12/31/2010           $11.40           $13.56            63,526
    01/01/2011 to 12/31/2011           $13.56           $12.86            58,692
    01/01/2012 to 12/31/2012           $12.86           $14.80            40,665
    01/01/2013 to 12/31/2013           $14.80           $19.32            35,724
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    01/01/2004 to 12/31/2004            $5.07            $5.44           293,311
    01/01/2005 to 12/31/2005            $5.44            $5.38           234,957
    01/01/2006 to 12/31/2006            $5.38            $5.60           266,020
    01/01/2007 to 12/31/2007            $5.60            $6.50           383,014
    01/01/2008 to 12/31/2008            $6.50            $3.69           318,742
    01/01/2009 to 12/31/2009            $3.69            $5.55           327,797
    01/01/2010 to 12/31/2010            $5.55            $6.48           316,781
    01/01/2011 to 12/31/2011            $6.48            $6.49           232,290
    01/01/2012 to 12/31/2012            $6.49            $7.45           217,667
    01/01/2013 to 12/31/2013            $7.45            $9.87           162,863

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    01/01/2004 to 12/31/2004            $9.10           $11.62           186,654
    01/01/2005 to 12/31/2005           $11.62           $15.07           278,771
    01/01/2006 to 12/31/2006           $15.07           $17.96           226,319
    01/01/2007 to 12/31/2007           $17.96           $23.49           230,618
    01/01/2008 to 12/31/2008           $23.49           $14.62           186,825
    01/01/2009 to 12/31/2009           $14.62           $16.68           156,252
    01/01/2010 to 12/31/2010           $16.68           $19.40           135,958
    01/01/2011 to 12/31/2011           $19.40           $19.59            76,432
    01/01/2012 to 12/31/2012           $19.59           $19.90            53,849
    01/01/2013 to 12/31/2013           $19.90           $24.38            38,076
---------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    01/01/2004 to 12/31/2004            $8.95            $8.02            27,913
    01/01/2005 to 12/31/2005            $8.02            $7.62            36,753
    01/01/2006 to 12/31/2006            $7.62            $8.44           116,086
    01/01/2007 to 12/31/2007            $8.44            $8.53            85,082
    01/01/2008 to 12/31/2008            $8.53            $6.78            76,505
    01/01/2009 to 12/31/2009            $6.78            $7.82            74,314
    01/01/2010 to 12/31/2010            $7.82            $7.76            31,364
    01/01/2011 to 12/31/2011            $7.76            $8.90            38,921
    01/01/2012 to 12/31/2012            $8.90            $9.83            24,365
    01/01/2013 to 12/31/2013            $9.83           $12.78            14,760
---------------------------------------------------------------------------------------
ProFund VP Precious Metals
    01/01/2004 to 12/31/2004           $13.38           $11.90           102,230
    01/01/2005 to 12/31/2005           $11.90           $14.84           200,314
    01/01/2006 to 12/31/2006           $14.84           $15.74           233,772
    01/01/2007 to 12/31/2007           $15.74           $19.03           203,953
    01/01/2008 to 12/31/2008           $19.03           $13.01           256,815
    01/01/2009 to 12/31/2009           $13.01           $17.39           237,439
    01/01/2010 to 12/31/2010           $17.39           $22.83           247,308
    01/01/2011 to 12/31/2011           $22.83           $18.21           173,485
    01/01/2012 to 12/31/2012           $18.21           $15.37           113,803
    01/01/2013 to 12/31/2013           $15.37            $9.42            59,192
---------------------------------------------------------------------------------------
ProFund VP Real Estate
    01/01/2004 to 12/31/2004           $14.00           $17.58            53,006
    01/01/2005 to 12/31/2005           $17.58           $18.54            31,980
    01/01/2006 to 12/31/2006           $18.54           $24.25            61,873
    01/01/2007 to 12/31/2007           $24.25           $19.25            39,817
    01/01/2008 to 12/31/2008           $19.25           $11.17            46,281
    01/01/2009 to 12/31/2009           $11.17           $14.10            52,257
    01/01/2010 to 12/31/2010           $14.10           $17.37            29,823
    01/01/2011 to 12/31/2011           $17.37           $17.96            20,201
    01/01/2012 to 12/31/2012           $17.96           $20.79            16,035
    01/01/2013 to 12/31/2013           $20.79           $20.54             8,707

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    01/01/2004 to 12/31/2004                $7.61            $6.70           266,169
    01/01/2005 to 12/31/2005                $6.70            $6.09           302,979
    01/01/2006 to 12/31/2006                $6.09            $6.63           268,688
    01/01/2007 to 12/31/2007                $6.63            $6.20           268,294
    01/01/2008 to 12/31/2008                $6.20            $3.80           202,541
    01/01/2009 to 12/31/2009                $3.80            $4.96           266,088
    01/01/2010 to 12/31/2010                $4.96            $4.11           219,463
    01/01/2011 to 12/31/2011                $4.11            $2.54           212,763
    01/01/2012 to 12/31/2012                $2.54            $2.33            82,640
    01/01/2013 to 12/31/2013                $2.33            $2.68            63,720
-------------------------------------------------------------------------------------------
ProFund VP Semiconductor
    01/01/2004 to 12/31/2004                $9.58            $7.23            52,485
    01/01/2005 to 12/31/2005                $7.23            $7.76            68,309
    01/01/2006 to 12/31/2006                $7.76            $7.12             9,658
    01/01/2007 to 12/31/2007                $7.12            $7.53            18,356
    01/01/2008 to 12/31/2008                $7.53            $3.73            21,594
    01/01/2009 to 12/31/2009                $3.73            $6.04            68,094
    01/01/2010 to 12/31/2010                $6.04            $6.71            23,685
    01/01/2011 to 12/31/2011                $6.71            $6.36            13,072
    01/01/2012 to 12/31/2012                $6.36            $6.02             4,765
    01/01/2013 to 12/31/2013                $6.02            $7.94             3,787
-------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap
    01/01/2004 to 12/31/2004                   --            $9.70               571
    01/01/2005 to 12/31/2005                $9.70            $8.67               975
    01/01/2006 to 12/31/2006                $8.67            $8.26             4,948
    01/01/2007 to 12/31/2007                $8.26            $7.92            17,295
    01/01/2008 to 12/31/2008                $7.92           $10.31            19,300
    01/01/2009 to 12/31/2009               $10.31            $6.58            57,877
    01/01/2010 to 12/31/2010                $6.58            $4.82            47,099
    01/01/2011 to 12/31/2011                $4.82            $4.37            43,108
    01/01/2012 to 12/31/2012                $4.37            $3.49            32,090
    01/01/2013 to 12/31/2013                $3.49            $2.49            29,274
-------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    01/01/2004 to 12/31/2004                $6.83            $5.99            77,280
    01/01/2005 to 12/31/2005                $5.99            $5.97            77,758
    01/01/2006 to 12/31/2006                $5.97            $5.81            53,401
    01/01/2007 to 12/31/2007                $5.81            $5.08            37,820
    01/01/2008 to 12/31/2008                $5.08            $7.43            61,822
    01/01/2009 to 12/31/2009                $7.43            $4.35            83,247
    01/01/2010 to 12/31/2010                $4.35            $3.39            75,845
    01/01/2011 to 12/31/2011                $3.39            $2.99            92,806
    01/01/2012 to 12/31/2012                $2.99            $2.40            55,833
    01/01/2013 to 12/31/2013                $2.40            $1.67            23,914

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Short Small-Cap
    01/01/2004 to 12/31/2004               --            $9.55             7,859
    01/01/2005 to 12/31/2005            $9.55            $9.15            11,578
    01/01/2006 to 12/31/2006            $9.15            $7.97             6,984
    01/01/2007 to 12/31/2007            $7.97            $8.23            35,184
    01/01/2008 to 12/31/2008            $8.23           $10.08            25,904
    01/01/2009 to 12/31/2009           $10.08            $6.73            32,810
    01/01/2010 to 12/31/2010            $6.73            $4.72            38,078
    01/01/2011 to 12/31/2011            $4.72            $4.24            53,572
    01/01/2012 to 12/31/2012            $4.24            $3.39            25,569
    01/01/2013 to 12/31/2013            $3.39            $2.30            16,724
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    01/01/2004 to 12/31/2004           $10.23           $12.11           237,000
    01/01/2005 to 12/31/2005           $12.11           $12.86           341,834
    01/01/2006 to 12/31/2006           $12.86           $13.79           103,542
    01/01/2007 to 12/31/2007           $13.79           $14.17            70,944
    01/01/2008 to 12/31/2008           $14.17            $9.23            89,300
    01/01/2009 to 12/31/2009            $9.23           $11.50            80,525
    01/01/2010 to 12/31/2010           $11.50           $14.28           164,711
    01/01/2011 to 12/31/2011           $14.28           $14.29            44,095
    01/01/2012 to 12/31/2012           $14.29           $15.87            27,995
    01/01/2013 to 12/31/2013           $15.87           $22.00            55,364
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    01/01/2004 to 12/31/2004            $9.46           $11.22           123,988
    01/01/2005 to 12/31/2005           $11.22           $11.52            53,564
    01/01/2006 to 12/31/2006           $11.52           $13.36           181,265
    01/01/2007 to 12/31/2007           $13.36           $12.24            56,109
    01/01/2008 to 12/31/2008           $12.24            $8.38            63,921
    01/01/2009 to 12/31/2009            $8.38            $9.96            41,964
    01/01/2010 to 12/31/2010            $9.96           $12.01            57,571
    01/01/2011 to 12/31/2011           $12.01           $11.37            67,448
    01/01/2012 to 12/31/2012           $11.37           $13.05            34,099
    01/01/2013 to 12/31/2013           $13.05           $17.74            40,932
---------------------------------------------------------------------------------------
ProFund VP Technology
    01/01/2004 to 12/31/2004            $5.00            $4.91            88,720
    01/01/2005 to 12/31/2005            $4.91            $4.91           109,697
    01/01/2006 to 12/31/2006            $4.91            $5.24            74,232
    01/01/2007 to 12/31/2007            $5.24            $5.92           199,048
    01/01/2008 to 12/31/2008            $5.92            $3.25            78,353
    01/01/2009 to 12/31/2009            $3.25            $5.19           138,365
    01/01/2010 to 12/31/2010            $5.19            $5.67           108,312
    01/01/2011 to 12/31/2011            $5.67            $5.53           131,824
    01/01/2012 to 12/31/2012            $5.53            $6.02            43,220
    01/01/2013 to 12/31/2013            $6.02            $7.44            29,687

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    01/01/2004 to 12/31/2004            $4.41            $5.04           118,731
    01/01/2005 to 12/31/2005            $5.04            $4.64            45,277
    01/01/2006 to 12/31/2006            $4.64            $6.16           207,252
    01/01/2007 to 12/31/2007            $6.16            $6.59           120,262
    01/01/2008 to 12/31/2008            $6.59            $4.27            89,358
    01/01/2009 to 12/31/2009            $4.27            $4.52            80,465
    01/01/2010 to 12/31/2010            $4.52            $5.17            83,526
    01/01/2011 to 12/31/2011            $5.17            $5.20            36,580
    01/01/2012 to 12/31/2012            $5.20            $5.98            22,687
    01/01/2013 to 12/31/2013            $5.98            $6.62            13,136
---------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    01/01/2004 to 12/31/2004           $11.15           $11.91            42,782
    01/01/2005 to 12/31/2005           $11.91           $12.83           119,421
    01/01/2006 to 12/31/2006           $12.83           $12.09            50,469
    01/01/2007 to 12/31/2007           $12.09           $13.15           250,069
    01/01/2008 to 12/31/2008           $13.15           $19.44           169,486
    01/01/2009 to 12/31/2009           $19.44           $12.93            80,750
    01/01/2010 to 12/31/2010           $12.93           $14.06            70,483
    01/01/2011 to 12/31/2011           $14.06           $19.93            41,695
    01/01/2012 to 12/31/2012           $19.93           $19.87            22,641
    01/01/2013 to 12/31/2013           $19.87           $15.87             6,603
---------------------------------------------------------------------------------------
ProFund VP UltraBull
    01/01/2004 to 12/31/2004            $7.13            $8.25           305,666
    01/01/2005 to 12/31/2005            $8.25            $8.36            82,031
    01/01/2006 to 12/31/2006            $8.36           $10.16            91,153
    01/01/2007 to 12/31/2007           $10.16           $10.11           117,940
    01/01/2008 to 12/31/2008           $10.11            $3.26           201,842
    01/01/2009 to 12/31/2009            $3.26            $4.65           187,230
    01/01/2010 to 12/31/2010            $4.65            $5.61           134,141
    01/01/2011 to 12/31/2011            $5.61            $5.27            92,855
    01/01/2012 to 12/31/2012            $5.27            $6.71            49,626
    01/01/2013 to 12/31/2013            $6.71           $11.14            34,632
---------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    01/01/2004 to 12/31/2004            $9.62           $12.13           115,073
    01/01/2005 to 12/31/2005           $12.13           $14.12           150,869
    01/01/2006 to 12/31/2006           $14.12           $15.42           133,297
    01/01/2007 to 12/31/2007           $15.42           $16.14            93,025
    01/01/2008 to 12/31/2008           $16.14            $5.18           149,958
    01/01/2009 to 12/31/2009            $5.18            $8.49           113,659
    01/01/2010 to 12/31/2010            $8.49           $12.54           116,062
    01/01/2011 to 12/31/2011           $12.54           $10.70            53,860
    01/01/2012 to 12/31/2012           $10.70           $13.99            45,039
    01/01/2013 to 12/31/2013           $13.99           $23.58            37,444

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100
    01/01/2004 to 12/31/2004                         $0.77            $0.87          6,405,048
    01/01/2005 to 12/31/2005                         $0.87            $0.82          7,044,313
    01/01/2006 to 12/31/2006                         $0.82            $0.85          6,941,343
    01/01/2007 to 12/31/2007                         $0.85            $1.08          6,538,979
    01/01/2008 to 12/31/2008                         $1.08            $0.29          2,231,878
    01/01/2009 to 12/31/2009                         $0.29            $0.63          3,119,054
    01/01/2010 to 12/31/2010                         $0.63            $0.84          2,867,144
    01/01/2011 to 12/31/2011                         $0.84            $0.82          2,037,370
    01/01/2012 to 12/31/2012                         $0.82            $1.09            712,083
    01/01/2013 to 12/31/2013                         $1.09            $1.92            244,843
----------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap
    01/01/2004 to 12/31/2004                         $9.49           $12.28            143,175
    01/01/2005 to 12/31/2005                        $12.28           $12.10             52,922
    01/01/2006 to 12/31/2006                        $12.10           $15.06             56,197
    01/01/2007 to 12/31/2007                        $15.06           $12.91             55,859
    01/01/2008 to 12/31/2008                        $12.91            $4.31            126,179
    01/01/2009 to 12/31/2009                         $4.31            $5.97            128,561
    01/01/2010 to 12/31/2010                         $5.97            $8.75             82,740
    01/01/2011 to 12/31/2011                         $8.75            $7.01             71,070
    01/01/2012 to 12/31/2012                         $7.01            $8.97             39,554
    01/01/2013 to 12/31/2013                         $8.97           $16.53             33,774
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    01/01/2004 to 12/31/2004                         $7.32            $8.75             79,702
    01/01/2005 to 12/31/2005                         $8.75            $9.77            213,814
    01/01/2006 to 12/31/2006                         $9.77           $11.51            237,712
    01/01/2007 to 12/31/2007                        $11.51           $13.16            338,965
    01/01/2008 to 12/31/2008                        $13.16            $9.00            105,879
    01/01/2009 to 12/31/2009                         $9.00            $9.85             95,836
    01/01/2010 to 12/31/2010                         $9.85           $10.30             65,508
    01/01/2011 to 12/31/2011                        $10.30           $11.96             79,104
    01/01/2012 to 12/31/2012                        $11.96           $11.82             38,438
    01/01/2013 to 12/31/2013                        $11.82           $13.23             35,829
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    01/01/2004 to 12/31/2004                            --           $10.53             18,568
    01/01/2005 to 12/31/2005                        $10.53           $12.10             32,119
    01/01/2006 to 12/31/2006                        $12.10           $14.47            100,114
    01/01/2007 to 12/31/2007                        $14.47           $17.08            109,207
    01/01/2008 to 12/31/2008                        $17.08            $8.38             53,085
    01/01/2009 to 12/31/2009                         $8.38           $11.35             39,038
    01/01/2010 to 12/31/2010                        $11.35           $12.78             37,153
    01/01/2011 to 12/31/2011                        $12.78           $10.74             22,812
    01/01/2012 to 12/31/2012                        $10.74           $12.98             15,184
    01/01/2013 to 12/31/2013                        $12.98           $15.24             17,838

                                                                          Number of
                                      Accumulation     Accumulation      Accumulation
                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                       Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    01/01/2004 to 12/31/2004             $11.89           $13.34            43,536
    01/01/2005 to 12/31/2005             $13.34           $13.72            46,537
    01/01/2006 to 12/31/2006             $13.72           $13.94            45,207
    01/01/2007 to 12/31/2007             $13.94           $14.35            57,244
    01/01/2008 to 12/31/2008             $14.35           $10.21            32,217
    01/01/2009 to 12/31/2009             $10.21           $11.47            38,613
    01/01/2010 to 12/31/2010             $11.47           $13.51            20,090
    01/01/2011 to 12/31/2011             $13.51           $14.49            15,815
    01/01/2012 to 12/31/2012             $14.49           $15.66            15,930
    01/01/2013 to 12/31/2013             $15.66           $21.98            21,990
-----------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    01/01/2004 to 12/31/2004             $13.20           $14.64           695,591
    01/01/2005 to 12/31/2005             $14.64           $15.50           732,183
    01/01/2006 to 12/31/2006             $15.50           $17.07           751,781
    01/01/2007 to 12/31/2007             $17.07           $18.45           676,438
    01/01/2008 to 12/31/2008             $18.45           $10.05           229,477
    01/01/2009 to 12/31/2009             $10.05           $11.22           142,533
    01/01/2010 to 12/31/2010             $11.22           $13.20           110,909
    01/01/2011 to 12/31/2011             $13.20           $12.81            88,019
    01/01/2012 to 12/31/2012             $12.81           $14.30            83,048
    01/01/2013 to 12/31/2013             $14.30           $19.18            47,324
-----------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    01/01/2004 to 12/31/2004             $12.05           $12.35            24,245
    01/01/2005 to 12/31/2005             $12.35           $11.81            25,001
    01/01/2006 to 12/31/2006             $11.81           $14.64            50,230
    01/01/2007 to 12/31/2007             $14.64           $14.55            42,707
    01/01/2008 to 12/31/2008             $14.55           $10.27            13,353
    01/01/2009 to 12/31/2009             $10.27           $11.56            10,232
    01/01/2010 to 12/31/2010             $11.56           $13.33            15,522
    01/01/2011 to 12/31/2011             $13.33           $14.17            12,267
    01/01/2012 to 12/31/2012             $14.17           $15.50            11,871
    01/01/2013 to 12/31/2013             $15.50           $20.03            11,910
-----------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/02/2005* to 12/31/2005            $10.00            $9.79           290,983
    01/01/2006 to 12/31/2006              $9.79           $11.42           415,893
    01/01/2007 to 12/31/2007             $11.42           $11.40           397,672
    01/01/2008 to 12/31/2008             $11.40            $6.69           263,193
    01/01/2009 to 12/31/2009              $6.69            $7.54           233,259
    01/01/2010 to 12/31/2010              $7.54            $8.68           192,557
    01/01/2011 to 12/31/2011              $8.68            $9.08           156,556
    01/01/2012 to 12/31/2012              $9.08            $9.47           120,219
    01/01/2013 to 12/31/2013              $9.47           $11.99           102,535
-----------------------------------------------------------------------------------------
Value Line Target 25 Portfolio
    01/01/2004 to 12/31/2004                 --           $16.61            33,213
    01/01/2005 to 12/31/2005             $16.61           $19.64           130,528
    01/01/2006 to 12/31/2006             $19.64           $19.95           178,140
    01/01/2007 to 12/31/2007             $19.95           $23.28           204,229
    01/01/2008 to 12/31/2008             $23.28           $10.39           181,230
    01/01/2009 to 12/31/2009             $10.39           $10.99           158,950
    01/01/2010 to 12/31/2010             $10.99           $14.15           124,480
    01/01/2011 to 12/31/2011             $14.15           $10.53           101,101
    01/01/2012 to 12/31/2012             $10.53           $12.61            71,786
    01/01/2013 to 12/31/2013             $12.61           $16.37            49,260

                                                                                                         Number of
                                                                     Accumulation     Accumulation      Accumulation
                                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                      Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    01/01/2004 to 12/31/2004                                            $15.79           $17.32            19,612
    01/01/2005 to 12/31/2005                                            $17.32           $18.02            23,574
    01/01/2006 to 12/31/2006                                            $18.02           $21.10            23,739
    01/01/2007 to 12/31/2007                                            $21.10           $21.42            20,467
    01/01/2008 to 12/31/2008                                            $21.42           $13.44            55,757
    01/01/2009 to 12/31/2009                                            $13.44           $15.51            30,734
    01/01/2010 to 07/16/2010                                            $15.51           $14.93                 0
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                           $12.28           $14.87           173,563
    01/01/2011 to 12/31/2011                                            $14.87           $12.81           149,767
    01/01/2012 to 12/31/2012                                            $12.81           $14.38           122,892
    01/01/2013 to 12/31/2013                                            $14.38           $17.03           100,597
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
    07/16/2010* to 12/31/2010                                           $14.93           $17.43            37,256
    01/01/2011 to 12/31/2011                                            $17.43           $16.84            22,159
    01/01/2012 to 12/31/2012                                            $16.84           $19.87            20,199
    01/01/2013 to 12/31/2013                                            $19.87           $25.57            15,181
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share Class
 1
    07/16/2010* to 12/31/2010                                           $11.08           $14.00           129,477
    01/01/2011 to 12/31/2011                                            $14.00           $13.08            90,859
    01/01/2012 to 12/31/2012                                            $13.08           $15.60            50,798
    01/01/2013 to 12/31/2013                                            $15.60           $21.60            38,150
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                            $9.59           $12.27           116,451
    01/01/2011 to 12/31/2011                                            $12.27           $11.59            69,975
    01/01/2012 to 12/31/2012                                            $11.59           $12.38            43,174
    01/01/2013 to 12/31/2013                                            $12.38           $18.40            36,856



 *  Denotes the start date of these sub-accounts

                                    ASAP III
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

  ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO
                Plus 2008 60 bps and Combo 5%/HAV 80 bps (2.65%)



                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ACCESS VP High Yield Fund
    05/01/2009 to 12/31/2009            $9.85           $12.11              0
    01/01/2010 to 12/31/2010           $12.11           $13.72              0
    01/01/2011 to 12/31/2011           $13.72           $13.72              0
    01/01/2012 to 12/31/2012           $13.72           $15.24              0
    01/01/2013 to 12/31/2013           $15.24           $16.32              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $7.66            $9.30           159,301
    01/01/2010 to 12/31/2010                               $9.30           $10.14           212,391
    01/01/2011 to 12/31/2011                              $10.14            $9.61           105,066
    01/01/2012 to 12/31/2012                               $9.61           $10.53           134,457
    01/01/2013 to 12/31/2013                              $10.53           $11.27            66,527
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                               $7.68            $9.46           108,658
    01/01/2010 to 12/31/2010                               $9.46           $10.47           131,942
    01/01/2011 to 12/31/2011                              $10.47           $10.21            48,552
    01/01/2012 to 12/31/2012                              $10.21           $11.29            57,706
    01/01/2013 to 12/31/2013                              $11.29           $12.82            25,222
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                               $6.70            $8.26            53,149
    01/01/2010 to 12/31/2010                               $8.26            $9.15            55,133
    01/01/2011 to 12/31/2011                               $9.15            $9.23            13,061
    01/01/2012 to 05/04/2012                               $9.23            $9.99                 0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $7.97            $9.54           676,115
    01/01/2010 to 12/31/2010                               $9.54           $10.43           803,521
    01/01/2011 to 12/31/2011                              $10.43           $10.03           368,297
    01/01/2012 to 12/31/2012                              $10.03           $10.98           447,452
    01/01/2013 to 12/31/2013                              $10.98           $12.58           326,622
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                             $10.00            $9.10             6,280
    01/01/2012 to 12/31/2012                               $9.10            $9.92            23,922
    01/01/2013 to 12/31/2013                               $9.92           $10.70            18,253
----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                             $10.00           $10.43                 0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2015
    05/01/2009 to 12/31/2009                               $9.96            $9.95                 0
    01/01/2010 to 12/31/2010                               $9.95           $10.59                 0
    01/01/2011 to 12/31/2011                              $10.59           $10.97                 0
    01/01/2012 to 12/31/2012                              $10.97           $11.01                 0
    01/01/2013 to 12/31/2013                              $11.01           $10.68                 0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                               $9.94            $9.57             5,603
    01/01/2010 to 12/31/2010                               $9.57           $10.30           156,943
    01/01/2011 to 12/31/2011                              $10.30           $11.00           575,620
    01/01/2012 to 12/31/2012                              $11.00           $11.15           307,580
    01/01/2013 to 12/31/2013                              $11.15           $10.78            65,976
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2017
    01/04/2010* to 12/31/2010                             $10.00           $10.67           310,356
    01/01/2011 to 12/31/2011                              $10.67           $11.57           645,073
    01/01/2012 to 12/31/2012                              $11.57           $11.84           401,438
    01/01/2013 to 12/31/2013                              $11.84           $11.29           152,935
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                               $9.92            $9.64                 0
    01/01/2010 to 12/31/2010                               $9.64           $10.43                 0
    01/01/2011 to 12/31/2011                              $10.43           $11.53           794,107
    01/01/2012 to 12/31/2012                              $11.53           $11.87           526,285
    01/01/2013 to 12/31/2013                              $11.87           $11.19           279,656

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                 $9.91            $9.54                  0
    01/01/2010 to 12/31/2010                                 $9.54           $10.34              6,929
    01/01/2011 to 12/31/2011                                $10.34           $11.67                  0
    01/01/2012 to 12/31/2012                                $11.67           $12.03            305,082
    01/01/2013 to 12/31/2013                                $12.03           $11.15            288,796
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                 $9.88            $9.21                  0
    01/01/2010 to 12/31/2010                                 $9.21           $10.03            100,282
    01/01/2011 to 12/31/2011                                $10.03           $11.59              8,944
    01/01/2012 to 12/31/2012                                $11.59           $12.00              7,256
    01/01/2013 to 12/31/2013                                $12.00           $10.92            685,862
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                               $10.00           $10.91             64,449
    01/01/2011 to 12/31/2011                                $10.91           $12.78            706,219
    01/01/2012 to 12/31/2012                                $12.78           $13.29            323,557
    01/01/2013 to 12/31/2013                                $13.29           $12.03             15,261
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                               $10.00           $11.92            329,141
    01/01/2012 to 12/31/2012                                $11.92           $12.28            414,448
    01/01/2013 to 12/31/2013                                $12.28           $10.79             45,625
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                               $10.00           $10.31            155,312
    01/01/2013 to 12/31/2013                                $10.31            $9.01          1,001,752
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                               $10.00            $8.67            405,665
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                 $7.48            $9.13            708,219
    01/01/2010 to 12/31/2010                                 $9.13           $10.08            749,579
    01/01/2011 to 12/31/2011                                $10.08            $9.58            281,330
    01/01/2012 to 12/31/2012                                 $9.58           $10.60            358,749
    01/01/2013 to 12/31/2013                                $10.60           $12.66            307,488
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.56                  0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                 $6.68           $10.04             39,209
    01/01/2010 to 12/31/2010                                $10.04           $12.58             51,647
    01/01/2011 to 12/31/2011                                $12.58           $13.05             12,690
    01/01/2012 to 12/31/2012                                $13.05           $14.65             15,675
    01/01/2013 to 12/31/2013                                $14.65           $14.71             10,375
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $10.00            $9.62                  0
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                 $7.01            $9.09             19,394
    01/01/2010 to 12/31/2010                                 $9.09           $11.73             35,005
    01/01/2011 to 12/31/2011                                $11.73            $9.92             19,569
    01/01/2012 to 12/31/2012                                 $9.92           $11.60             17,162
    01/01/2013 to 12/31/2013                                $11.60           $15.89             14,881

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                       $7.02            $8.35            30,995
    01/01/2010 to 12/31/2010                                       $8.35            $9.22            58,869
    01/01/2011 to 12/31/2011                                       $9.22            $8.75            19,800
    01/01/2012 to 12/31/2012                                       $8.75            $9.68            22,329
    01/01/2013 to 12/31/2013                                       $9.68           $11.23            25,652
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                       $6.97            $8.53           137,785
    01/01/2010 to 12/31/2010                                       $8.53            $9.49           188,595
    01/01/2011 to 12/31/2011                                       $9.49            $9.10            91,985
    01/01/2012 to 12/31/2012                                       $9.10            $9.80           102,678
    01/01/2013 to 12/31/2013                                       $9.80           $10.95            41,823
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.67           120,659
    01/01/2013 to 12/31/2013                                      $10.67           $12.93            69,377
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.74                 0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                       $5.68            $8.00            45,530
    01/01/2010 to 12/31/2010                                       $8.00            $9.37            52,578
    01/01/2011 to 12/31/2011                                       $9.37            $8.66            13,704
    01/01/2012 to 12/31/2012                                       $8.66           $10.69            16,463
    01/01/2013 to 12/31/2013                                      $10.69           $10.86             8,942
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                       $8.42           $10.72            11,362
    01/01/2010 to 12/31/2010                                      $10.72           $11.51            26,337
    01/01/2011 to 12/31/2011                                      $11.51           $10.76             8,661
    01/01/2012 to 12/31/2012                                      $10.76           $12.55             9,618
    01/01/2013 to 12/31/2013                                      $12.55           $15.85             6,547
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                       $6.64            $7.97             6,997
    01/01/2010 to 12/31/2010                                       $7.97            $8.76            13,269
    01/01/2011 to 12/31/2011                                       $8.76            $8.05             4,169
    01/01/2012 to 12/31/2012                                       $8.05            $9.38             4,513
    01/01/2013 to 12/31/2013                                       $9.38           $12.20             2,530
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                       $8.32           $11.11            17,908
    01/01/2010 to 12/31/2010                                      $11.11           $12.96            39,965
    01/01/2011 to 12/31/2011                                      $12.96           $12.25            10,818
    01/01/2012 to 12/31/2012                                      $12.25           $14.26            13,842
    01/01/2013 to 12/31/2013                                      $14.26           $18.35            17,574
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                       $7.64            $9.00            91,733
    01/01/2010 to 12/31/2010                                       $9.00            $9.78           111,962
    01/01/2011 to 12/31/2011                                       $9.78            $9.47            37,760
    01/01/2012 to 12/31/2012                                       $9.47           $10.16            41,636
    01/01/2013 to 12/31/2013                                      $10.16           $10.86            29,512
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                       $7.62            $9.73             7,376
    01/01/2010 to 12/31/2010                                       $9.73           $12.01            32,918
    01/01/2011 to 12/31/2011                                      $12.01           $11.84            10,130
    01/01/2012 to 12/31/2012                                      $11.84           $13.34            12,406
    01/01/2013 to 12/31/2013                                      $13.34           $18.03             9,636

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                   $6.93            $8.71            23,375
    01/01/2010 to 12/31/2010                                   $8.71            $9.54            49,989
    01/01/2011 to 12/31/2011                                   $9.54            $9.24            18,206
    01/01/2012 to 12/31/2012                                   $9.24           $10.20            15,220
    01/01/2013 to 12/31/2013                                  $10.20           $13.37             1,249
--------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                   $8.05           $10.02            34,468
    01/01/2010 to 12/31/2010                                  $10.02           $11.07            56,851
    01/01/2011 to 12/31/2011                                  $11.07           $11.12            18,231
    01/01/2012 to 12/31/2012                                  $11.12           $12.33            31,773
    01/01/2013 to 12/31/2013                                  $12.33           $12.86            11,852
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                   $7.48            $9.75            27,547
    01/01/2010 to 12/31/2010                                   $9.75           $10.86            42,682
    01/01/2011 to 12/31/2011                                  $10.86            $9.21            14,523
    01/01/2012 to 12/31/2012                                   $9.21           $10.79            13,807
    01/01/2013 to 12/31/2013                                  $10.79           $12.51            28,143
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                   $8.11           $10.46            44,606
    01/01/2010 to 12/31/2010                                  $10.46           $11.31            49,149
    01/01/2011 to 12/31/2011                                  $11.31            $9.63            11,615
    01/01/2012 to 12/31/2012                                   $9.63           $10.94            25,404
    01/01/2013 to 12/31/2013                                  $10.94           $12.72            12,457
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                   $6.97            $8.47           147,100
    01/01/2010 to 12/31/2010                                   $8.47            $9.38           204,130
    01/01/2011 to 12/31/2011                                   $9.38            $9.08            79,044
    01/01/2012 to 12/31/2012                                   $9.08           $10.04            86,248
    01/01/2013 to 12/31/2013                                  $10.04           $11.36            52,088
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                   $7.60           $10.15             9,545
    01/01/2010 to 12/31/2010                                  $10.15           $10.59            37,715
    01/01/2011 to 12/31/2011                                  $10.59            $9.37            12,895
    01/01/2012 to 12/31/2012                                   $9.37           $11.12            15,160
    01/01/2013 to 12/31/2013                                  $11.12           $12.49             9,996
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                   $9.35           $10.77            81,132
    01/01/2010 to 12/31/2010                                  $10.77           $11.26            55,706
    01/01/2011 to 12/31/2011                                  $11.26           $10.99            32,627
    01/01/2012 to 12/31/2012                                  $10.99           $11.84            45,485
    01/01/2013 to 12/31/2013                                  $11.84           $12.80            26,599
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                 $10.08           $10.28                 0
    01/01/2010 to 12/31/2010                                  $10.28           $11.14             5,980
    01/01/2011 to 12/31/2011                                  $11.14           $10.91             1,722
    01/01/2012 to 12/31/2012                                  $10.91           $12.24             2,198
    01/01/2013 to 12/31/2013                                  $12.24           $16.26               777

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                          $10.14           $10.29                 0
    01/01/2010 to 12/31/2010                           $10.29           $11.39             6,807
    01/01/2011 to 12/31/2011                           $11.39           $10.44               549
    01/01/2012 to 12/31/2012                           $10.44           $11.50               554
    01/01/2013 to 12/31/2013                           $11.50           $14.72                11
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                            $5.99            $7.55            12,659
    01/01/2010 to 12/31/2010                            $7.55            $8.32             4,760
    01/01/2011 to 12/31/2011                            $8.32            $7.76             3,241
    01/01/2012 to 12/31/2012                            $7.76            $8.83            12,829
    01/01/2013 to 12/31/2013                            $8.83           $12.02            34,651
-------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                            $6.91            $8.75            37,494
    01/01/2010 to 12/31/2010                            $8.75           $10.20            63,578
    01/01/2011 to 12/31/2011                           $10.20            $9.84            22,561
    01/01/2012 to 12/31/2012                            $9.84           $10.76            21,520
    01/01/2013 to 12/31/2013                           $10.76           $14.30             4,048
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                            $8.89           $10.66            27,186
    01/01/2010 to 12/31/2010                           $10.66           $11.77            21,065
    01/01/2011 to 12/31/2011                           $11.77           $12.63            24,541
    01/01/2012 to 12/31/2012                           $12.63           $13.02            18,227
    01/01/2013 to 12/31/2013                           $13.02           $12.42            10,377
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                            $8.33           $11.01             6,858
    01/01/2010 to 12/31/2010                           $11.01           $12.01            12,938
    01/01/2011 to 12/31/2011                           $12.01           $11.33             5,269
    01/01/2012 to 12/31/2012                           $11.33           $13.57             3,362
    01/01/2013 to 12/31/2013                           $13.57           $16.87             2,723
-------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                            $7.93            $9.58             7,736
    01/01/2010 to 12/31/2010                            $9.58           $10.51             8,723
    01/01/2011 to 12/31/2011                           $10.51           $10.18             3,745
    01/01/2012 to 12/31/2012                           $10.18           $11.60            12,102
    01/01/2013 to 12/31/2013                           $11.60           $15.44            16,542
-------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                          $10.00           $10.16                 0
    01/01/2013 to 12/31/2013                           $10.16           $13.30                 0
-------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                            $7.05            $9.30             8,401
    01/01/2010 to 12/31/2010                            $9.30           $11.19            30,309
    01/01/2011 to 12/31/2011                           $11.19           $10.52            11,640
    01/01/2012 to 12/31/2012                           $10.52           $12.13            14,025
    01/01/2013 to 12/31/2013                           $12.13           $15.63            20,604
-------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                           $10.32           $10.14           186,292
    01/01/2010 to 12/31/2010                           $10.14            $9.88            56,299
    01/01/2011 to 12/31/2011                            $9.88            $9.62            49,295
    01/01/2012 to 12/31/2012                            $9.62            $9.36            40,412
    01/01/2013 to 12/31/2013                            $9.36            $9.11            11,715

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $6.67            $8.99            13,800
    01/01/2010 to 12/31/2010                               $8.99           $10.81            36,557
    01/01/2011 to 12/31/2011                              $10.81           $10.26            11,055
    01/01/2012 to 12/31/2012                              $10.26           $11.70            14,944
    01/01/2013 to 12/31/2013                              $11.70           $16.17             7,481
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.05                 0
    01/01/2012 to 12/31/2012                              $10.05           $10.26               780
    01/01/2013 to 12/31/2013                              $10.26            $9.71               420
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $8.41           $10.38             8,686
    01/01/2010 to 12/31/2010                              $10.38           $13.00            18,742
    01/01/2011 to 12/31/2011                              $13.00           $12.87             5,978
    01/01/2012 to 12/31/2012                              $12.87           $14.08            12,258
    01/01/2013 to 12/31/2013                              $14.08           $18.17             4,962
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $6.84            $8.27             9,909
    01/01/2010 to 12/31/2010                               $8.27            $9.69            15,269
    01/01/2011 to 04/29/2011                               $9.69           $10.83                 0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                             $10.00           $10.25            10,230
    01/01/2013 to 12/31/2013                              $10.25           $11.87             7,334
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                               $6.14            $8.99            15,797
    01/01/2010 to 12/31/2010                               $8.99           $10.71            34,990
    01/01/2011 to 12/31/2011                              $10.71            $8.31            11,571
    01/01/2012 to 12/31/2012                               $8.31            $9.54            15,406
    01/01/2013 to 12/31/2013                               $9.54            $9.31             3,091
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                              $10.59           $11.07            27,342
    01/01/2010 to 12/31/2010                              $11.07           $11.20            33,522
    01/01/2011 to 12/31/2011                              $11.20           $11.14            14,026
    01/01/2012 to 12/31/2012                              $11.14           $11.36             8,601
    01/01/2013 to 12/31/2013                              $11.36           $10.82             4,268
----------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                              $10.49           $11.57           100,899
    01/01/2010 to 12/31/2010                              $11.57           $12.13           259,444
    01/01/2011 to 12/31/2011                              $12.13           $12.18            94,206
    01/01/2012 to 12/31/2012                              $12.18           $12.97            96,756
    01/01/2013 to 12/31/2013                              $12.97           $12.39            59,772
----------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $8.86           $10.22           159,770
    01/01/2010 to 12/31/2010                              $10.22           $11.00           172,519
    01/01/2011 to 12/31/2011                              $11.00           $10.81            76,467
    01/01/2012 to 12/31/2012                              $10.81           $11.62            85,882
    01/01/2013 to 12/31/2013                              $11.62           $12.35            28,140
----------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.02           $10.05                 0
    01/01/2012 to 12/31/2012                              $10.05           $10.48               623
    01/01/2013 to 12/31/2013                              $10.48            $9.97               925

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                   $6.58            $7.98           350,219
    01/01/2010 to 12/31/2010                                   $7.98            $9.25           333,228
    01/01/2011 to 12/31/2011                                   $9.25            $8.44           126,388
    01/01/2012 to 12/31/2012                                   $8.44            $9.28           162,969
    01/01/2013 to 12/31/2013                                   $9.28           $10.57            77,591
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                   $6.28            $7.95               440
    01/01/2010 to 12/31/2010                                   $7.95            $8.90             3,799
    01/01/2011 to 12/31/2011                                   $8.90            $8.97             1,298
    01/01/2012 to 12/31/2012                                   $8.97           $10.37             2,513
    01/01/2013 to 12/31/2013                                  $10.37           $13.37             1,248
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.84                 0
    01/01/2012 to 12/31/2012                                   $8.84            $9.74                 0
    01/01/2013 to 12/31/2013                                   $9.74           $11.60                 0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                   $7.17            $8.49           138,328
    01/01/2010 to 12/31/2010                                   $8.49            $9.25           113,621
    01/01/2011 to 12/31/2011                                   $9.25            $8.85            45,096
    01/01/2012 to 12/31/2012                                   $8.85            $9.50            48,074
    01/01/2013 to 12/31/2013                                   $9.50           $10.39            22,804
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                   $7.32            $8.95            77,197
    01/01/2010 to 12/31/2010                                   $8.95            $9.96           101,506
    01/01/2011 to 12/31/2011                                   $9.96            $9.47            41,550
    01/01/2012 to 12/31/2012                                   $9.47           $10.68            44,657
    01/01/2013 to 12/31/2013                                  $10.68           $12.28            20,811
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                   $7.98            $9.76           101,532
    01/01/2010 to 12/31/2010                                   $9.76           $10.62           180,063
    01/01/2011 to 12/31/2011                                  $10.62            $9.99            67,956
    01/01/2012 to 12/31/2012                                   $9.99           $10.81            77,240
    01/01/2013 to 12/31/2013                                  $10.81           $12.04            35,159
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                   $7.46            $9.76             4,989
    01/01/2010 to 12/31/2010                                   $9.76           $12.96             8,672
    01/01/2011 to 12/31/2011                                  $12.96           $12.49             3,795
    01/01/2012 to 12/31/2012                                  $12.49           $13.64             9,240
    01/01/2013 to 12/31/2013                                  $13.64           $17.95            10,329
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                   $7.42            $9.59            57,584
    01/01/2010 to 12/31/2010                                   $9.59           $11.76            57,699
    01/01/2011 to 12/31/2011                                  $11.76           $10.77            18,951
    01/01/2012 to 12/31/2012                                  $10.77           $12.38            25,564
    01/01/2013 to 12/31/2013                                  $12.38           $16.57            26,533

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                               $8.41           $10.14           110,706
    01/01/2010 to 12/31/2010                              $10.14           $11.01           148,995
    01/01/2011 to 12/31/2011                              $11.01           $10.93            63,515
    01/01/2012 to 12/31/2012                              $10.93           $12.08            75,183
    01/01/2013 to 12/31/2013                              $12.08           $13.74            37,483
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                               $6.07            $7.73            14,808
    01/01/2010 to 12/31/2010                               $7.73            $8.52            17,597
    01/01/2011 to 12/31/2011                               $8.52            $8.16             8,102
    01/01/2012 to 12/31/2012                               $8.16            $9.32            19,482
    01/01/2013 to 12/31/2013                               $9.32           $11.76            24,827
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $8.57           $11.25            13,227
    01/01/2010 to 12/31/2010                              $11.25           $12.68            16,377
    01/01/2011 to 12/31/2011                              $12.68           $12.14             5,215
    01/01/2012 to 12/31/2012                              $12.14           $13.89             7,212
    01/01/2013 to 12/31/2013                              $13.89           $19.48            20,350
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                               $9.56           $12.71            61,248
    01/01/2010 to 12/31/2010                              $12.71           $14.91            92,333
    01/01/2011 to 12/31/2011                              $14.91           $12.35            29,413
    01/01/2012 to 12/31/2012                              $12.35           $12.45            34,645
    01/01/2013 to 12/31/2013                              $12.45           $13.99            20,962
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                               $9.71           $10.73            31,524
    01/01/2010 to 12/31/2010                              $10.73           $11.04            39,047
    01/01/2011 to 12/31/2011                              $11.04           $11.19            17,715
    01/01/2012 to 12/31/2012                              $11.19           $11.46            17,456
    01/01/2013 to 12/31/2013                              $11.46           $10.74             6,107
----------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                               $6.67            $8.42            36,911
    01/01/2010 to 12/31/2010                               $8.42            $9.40            54,929
    01/01/2011 to 12/31/2011                               $9.40            $8.83            15,323
    01/01/2012 to 12/31/2012                               $8.83            $9.55            21,695
    01/01/2013 to 12/31/2013                               $9.55           $11.20            19,797
----------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                               $9.32            $9.99            50,536
    01/01/2010 to 12/31/2010                               $9.99           $10.49            80,747
    01/01/2011 to 12/31/2011                              $10.49           $10.83            33,098
    01/01/2012 to 12/31/2012                              $10.83           $11.37            41,891
    01/01/2013 to 12/31/2013                              $11.37           $10.90            64,111
----------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    05/01/2009 to 12/31/2009                               $8.26           $10.35                 0
    01/01/2010 to 07/16/2010                              $10.35           $10.08                 0
----------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    05/01/2009 to 12/31/2009                               $7.46            $9.41             2,694
    01/01/2010 to 07/16/2010                               $9.41            $8.89                 0
----------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    05/01/2009 to 12/31/2009                               $9.09           $11.76             1,366
    01/01/2010 to 07/16/2010                              $11.76           $10.93                 0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    05/01/2009 to 12/31/2009                                     $5.33            $6.98               214
    01/01/2010 to 12/31/2010                                     $6.98            $8.08               376
    01/01/2011 to 12/31/2011                                     $8.08            $7.01                79
    01/01/2012 to 12/31/2012                                     $7.01            $7.77                 0
    01/01/2013 to 12/31/2013                                     $7.77            $9.91                 0
----------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                     $6.59            $8.35           206,785
    01/01/2010 to 12/31/2010                                     $8.35            $8.97           267,746
    01/01/2011 to 12/31/2011                                     $8.97            $8.58           115,073
    01/01/2012 to 09/21/2012                                     $8.58            $9.54                 0
----------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    05/01/2009 to 12/31/2009                                     $8.61           $12.35             9,823
    01/01/2010 to 12/31/2010                                    $12.35           $13.19             9,210
    01/01/2011 to 12/31/2011                                    $13.19           $11.88             2,325
    01/01/2012 to 12/31/2012                                    $11.88           $14.50             4,266
    01/01/2013 to 12/31/2013                                    $14.50           $16.14             2,145
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                   $10.03            $8.11               821
    01/01/2012 to 04/27/2012                                     $8.11            $9.17                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                    $9.99            $9.06               392
    01/01/2012 to 12/31/2012                                     $9.06           $10.47               544
    01/01/2013 to 12/31/2013                                    $10.47           $13.36               311
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    05/01/2009 to 12/31/2009                                     $7.18            $9.37               964
    01/01/2010 to 12/31/2010                                     $9.37           $11.29             1,855
    01/01/2011 to 04/29/2011                                    $11.29           $12.53                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    05/01/2009 to 12/31/2009                                     $3.21            $4.48             1,270
    01/01/2010 to 12/31/2010                                     $4.48            $4.81             2,100
    01/01/2011 to 04/29/2011                                     $4.81            $5.06                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    05/01/2009 to 12/31/2009                                     $8.36           $10.67             1,728
    01/01/2010 to 12/31/2010                                    $10.67           $10.94             1,668
    01/01/2011 to 12/31/2011                                    $10.94           $11.07               716
    01/01/2012 to 12/31/2012                                    $11.07           $13.03               948
    01/01/2013 to 12/31/2013                                    $13.03           $17.82               634
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.70             1,134
    01/01/2013 to 12/31/2013                                     $9.70           $12.94                91
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
    05/01/2009 to 12/31/2009                                     $7.51            $9.92                 0
    01/01/2010 to 12/31/2010                                     $9.92           $11.72                 0
    01/01/2011 to 12/31/2011                                    $11.72           $10.83                 0
    01/01/2012 to 12/31/2012                                    $10.83           $11.73                 0
    01/01/2013 to 12/31/2013                                    $11.73           $14.30                 0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
NASDAQ Target 15 Portfolio
    05/01/2009 to 12/31/2009            $6.36            $7.37                 0
    01/01/2010 to 12/31/2010            $7.37            $9.35                 0
    01/01/2011 to 12/31/2011            $9.35            $9.22                 0
    01/01/2012 to 12/31/2012            $9.22           $10.14                 0
    01/01/2013 to 12/31/2013           $10.14           $14.70                 0
---------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    05/01/2009 to 12/31/2009            $9.93           $14.18            40,036
    01/01/2010 to 12/31/2010           $14.18           $16.03            36,238
    01/01/2011 to 12/31/2011           $16.03           $12.11             7,991
    01/01/2012 to 12/31/2012           $12.11           $13.77            23,728
    01/01/2013 to 12/31/2013           $13.77           $13.41             8,249
---------------------------------------------------------------------------------------
ProFund VP Asia 30
    05/01/2009 to 12/31/2009           $11.40           $15.60                 0
    01/01/2010 to 12/31/2010           $15.60           $17.29                 0
    01/01/2011 to 12/31/2011           $17.29           $12.29                 0
    01/01/2012 to 12/31/2012           $12.29           $13.82                 0
    01/01/2013 to 12/31/2013           $13.82           $15.46                 0
---------------------------------------------------------------------------------------
ProFund VP Banks
    05/01/2009 to 12/31/2009            $3.04            $3.88                 0
    01/01/2010 to 12/31/2010            $3.88            $4.09                 0
    01/01/2011 to 12/31/2011            $4.09            $2.92                 0
    01/01/2012 to 12/31/2012            $2.92            $3.79                 0
    01/01/2013 to 12/31/2013            $3.79            $4.92                 0
---------------------------------------------------------------------------------------
ProFund VP Basic Materials
    05/01/2009 to 12/31/2009            $7.24           $10.16            12,634
    01/01/2010 to 12/31/2010           $10.16           $12.83             8,573
    01/01/2011 to 12/31/2011           $12.83           $10.47             2,409
    01/01/2012 to 12/31/2012           $10.47           $11.06             3,899
    01/01/2013 to 12/31/2013           $11.06           $12.75             3,745
---------------------------------------------------------------------------------------
ProFund VP Bear
    05/01/2009 to 12/31/2009           $10.99            $8.07                 0
    01/01/2010 to 12/31/2010            $8.07            $6.46                 0
    01/01/2011 to 12/31/2011            $6.46            $5.73                 0
    01/01/2012 to 12/31/2012            $5.73            $4.65                 0
    01/01/2013 to 12/31/2013            $4.65            $3.33                 0
---------------------------------------------------------------------------------------
ProFund VP Biotechnology
    05/01/2009 to 12/31/2009           $10.90           $12.16                 0
    01/01/2010 to 12/31/2010           $12.16           $12.44                 0
    01/01/2011 to 12/31/2011           $12.44           $12.91                 0
    01/01/2012 to 12/31/2012           $12.91           $17.68                 0
    01/01/2013 to 12/31/2013           $17.68           $28.99                 0
---------------------------------------------------------------------------------------
ProFund VP Bull
    05/01/2009 to 12/31/2009            $6.62            $8.31             1,719
    01/01/2010 to 12/31/2010            $8.31            $9.11                 0
    01/01/2011 to 12/31/2011            $9.11            $8.87                 0
    01/01/2012 to 12/31/2012            $8.87            $9.83                 0
    01/01/2013 to 12/31/2013            $9.83           $12.42                 0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009                $7.58            $9.46                0
    01/01/2010 to 12/31/2010                $9.46           $10.81              180
    01/01/2011 to 12/31/2011               $10.81           $11.26                0
    01/01/2012 to 12/31/2012               $11.26           $12.15                0
    01/01/2013 to 12/31/2013               $12.15           $15.19                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                $6.52            $8.03            5,204
    01/01/2010 to 12/31/2010                $8.03            $9.49              212
    01/01/2011 to 12/31/2011                $9.49            $9.74                0
    01/01/2012 to 12/31/2012                $9.74           $11.58                0
    01/01/2013 to 12/31/2013               $11.58           $15.77                0
-------------------------------------------------------------------------------------------
ProFund VP Europe 30
    05/01/2009 to 12/31/2009                $6.99            $9.36                0
    01/01/2010 to 12/31/2010                $9.36            $9.35                0
    01/01/2011 to 12/31/2011                $9.35            $8.29                0
    01/01/2012 to 12/31/2012                $8.29            $9.41                0
    01/01/2013 to 12/31/2013                $9.41           $11.14                0
-------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009                $3.92            $5.12            3,519
    01/01/2010 to 12/31/2010                $5.12            $5.53            4,649
    01/01/2011 to 12/31/2011                $5.53            $4.64            1,408
    01/01/2012 to 12/31/2012                $4.64            $5.63            2,549
    01/01/2013 to 12/31/2013                $5.63            $7.24              843
-------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009                $7.49            $9.57              705
    01/01/2010 to 12/31/2010                $9.57            $9.58            1,966
    01/01/2011 to 12/31/2011                $9.58           $10.27              599
    01/01/2012 to 12/31/2012               $10.27           $11.73              768
    01/01/2013 to 12/31/2013               $11.73           $15.96              486
-------------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009                $6.63            $8.35                0
    01/01/2010 to 12/31/2010                $8.35           $10.06              294
    01/01/2011 to 12/31/2011               $10.06            $9.62              201
    01/01/2012 to 12/31/2012                $9.62           $10.84              230
    01/01/2013 to 12/31/2013               $10.84           $14.59              182
-------------------------------------------------------------------------------------------
ProFund VP Internet
    05/01/2009 to 12/31/2009                $9.25           $12.51                0
    01/01/2010 to 12/31/2010               $12.51           $16.47                0
    01/01/2011 to 12/31/2011               $16.47           $14.93                0
    01/01/2012 to 12/31/2012               $14.93           $17.40                0
    01/01/2013 to 12/31/2013               $17.40           $25.71                0
-------------------------------------------------------------------------------------------
ProFund VP Japan
    05/01/2009 to 12/31/2009                $7.08            $7.84                0
    01/01/2010 to 12/31/2010                $7.84            $7.14                0
    01/01/2011 to 12/31/2011                $7.14            $5.66                0
    01/01/2012 to 12/31/2012                $5.66            $6.77                0
    01/01/2013 to 12/31/2013                $6.77            $9.78                0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009            $7.02            $8.78                0
    01/01/2010 to 12/31/2010            $8.78            $9.67              243
    01/01/2011 to 12/31/2011            $9.67            $9.71                0
    01/01/2012 to 12/31/2012            $9.71           $10.65                0
    01/01/2013 to 12/31/2013           $10.65           $13.55                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009            $6.16            $7.76                0
    01/01/2010 to 12/31/2010            $7.76            $8.53                0
    01/01/2011 to 12/31/2011            $8.53            $8.20                0
    01/01/2012 to 12/31/2012            $8.20            $9.21                0
    01/01/2013 to 12/31/2013            $9.21           $11.65                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009            $7.55            $9.53                0
    01/01/2010 to 12/31/2010            $9.53           $11.91              504
    01/01/2011 to 12/31/2011           $11.91           $11.26              209
    01/01/2012 to 12/31/2012           $11.26           $12.65              508
    01/01/2013 to 12/31/2013           $12.65           $16.07              234
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009            $7.04            $9.02                0
    01/01/2010 to 12/31/2010            $9.02           $10.58                0
    01/01/2011 to 12/31/2011           $10.58            $9.90                0
    01/01/2012 to 12/31/2012            $9.90           $11.23              200
    01/01/2013 to 12/31/2013           $11.23           $14.45                0
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    05/01/2009 to 12/31/2009            $7.93           $10.31                0
    01/01/2010 to 12/31/2010           $10.31           $11.86                0
    01/01/2011 to 12/31/2011           $11.86           $11.72                0
    01/01/2012 to 12/31/2012           $11.72           $13.26                0
    01/01/2013 to 12/31/2013           $13.26           $17.33                0
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    05/01/2009 to 12/31/2009            $9.92           $11.45            6,547
    01/01/2010 to 12/31/2010           $11.45           $13.12            3,236
    01/01/2011 to 12/31/2011           $13.12           $13.06            1,649
    01/01/2012 to 12/31/2012           $13.06           $13.09            1,244
    01/01/2013 to 12/31/2013           $13.09           $15.80              467
---------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    05/01/2009 to 12/31/2009            $7.06            $9.18              116
    01/01/2010 to 12/31/2010            $9.18            $8.98              471
    01/01/2011 to 12/31/2011            $8.98           $10.15              350
    01/01/2012 to 12/31/2012           $10.15           $11.05              309
    01/01/2013 to 12/31/2013           $11.05           $14.16              244
---------------------------------------------------------------------------------------
ProFund VP Precious Metals
    05/01/2009 to 12/31/2009            $9.78           $13.31                0
    01/01/2010 to 12/31/2010           $13.31           $17.22                0
    01/01/2011 to 12/31/2011           $17.22           $13.55                0
    01/01/2012 to 12/31/2012           $13.55           $11.27                0
    01/01/2013 to 12/31/2013           $11.27            $6.81                0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009                $5.54            $8.05            1,440
    01/01/2010 to 12/31/2010                $8.05            $9.77            1,103
    01/01/2011 to 12/31/2011                $9.77            $9.97              292
    01/01/2012 to 12/31/2012                $9.97           $11.37              356
    01/01/2013 to 12/31/2013               $11.37           $11.08              132
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    05/01/2009 to 12/31/2009                $6.95            $7.00            1,983
    01/01/2010 to 12/31/2010                $7.00            $5.73            4,321
    01/01/2011 to 12/31/2011                $5.73            $3.48            1,971
    01/01/2012 to 12/31/2012                $3.48            $3.16            2,279
    01/01/2013 to 12/31/2013                $3.16            $3.58              529
-------------------------------------------------------------------------------------------
ProFund VP Semiconductor
    05/01/2009 to 12/31/2009                $5.78            $7.86                0
    01/01/2010 to 12/31/2010                $7.86            $8.60                0
    01/01/2011 to 12/31/2011                $8.60            $8.04                0
    01/01/2012 to 12/31/2012                $8.04            $7.50                0
    01/01/2013 to 12/31/2013                $7.50            $9.75                0
-------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap
    05/01/2009 to 12/31/2009                $9.03            $6.42                0
    01/01/2010 to 12/31/2010                $6.42            $4.63                0
    01/01/2011 to 12/31/2011                $4.63            $4.14                0
    01/01/2012 to 12/31/2012                $4.14            $3.27                0
    01/01/2013 to 12/31/2013                $3.27            $2.30                0
-------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    05/01/2009 to 12/31/2009                $8.92            $6.32                0
    01/01/2010 to 12/31/2010                $6.32            $4.85                0
    01/01/2011 to 12/31/2011                $4.85            $4.22                0
    01/01/2012 to 12/31/2012                $4.22            $3.34                0
    01/01/2013 to 12/31/2013                $3.34            $2.29                0
-------------------------------------------------------------------------------------------
ProFund VP Short Small-Cap
    05/01/2009 to 12/31/2009                $8.87            $6.39                0
    01/01/2010 to 12/31/2010                $6.39            $4.42                0
    01/01/2011 to 12/31/2011                $4.42            $3.91                0
    01/01/2012 to 12/31/2012                $3.91            $3.09                0
    01/01/2013 to 12/31/2013                $3.09            $2.06                0
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009                $7.09            $8.88                0
    01/01/2010 to 12/31/2010                $8.88           $10.87              396
    01/01/2011 to 12/31/2011               $10.87           $10.72               38
    01/01/2012 to 12/31/2012               $10.72           $11.74              287
    01/01/2013 to 12/31/2013               $11.74           $16.04               45
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009                $6.80            $8.43              625
    01/01/2010 to 12/31/2010                $8.43           $10.02              509
    01/01/2011 to 12/31/2011               $10.02            $9.36              300
    01/01/2012 to 12/31/2012                $9.36           $10.58              318
    01/01/2013 to 12/31/2013               $10.58           $14.18              119

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Technology
    05/01/2009 to 12/31/2009            $7.85           $10.54                0
    01/01/2010 to 12/31/2010           $10.54           $11.36                0
    01/01/2011 to 12/31/2011           $11.36           $10.91                0
    01/01/2012 to 12/31/2012           $10.91           $11.72                0
    01/01/2013 to 12/31/2013           $11.72           $14.28                0
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009            $8.31            $8.98                0
    01/01/2010 to 12/31/2010            $8.98           $10.12              239
    01/01/2011 to 12/31/2011           $10.12           $10.03                0
    01/01/2012 to 12/31/2012           $10.03           $11.38                0
    01/01/2013 to 12/31/2013           $11.38           $12.41                0
---------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    05/01/2009 to 12/31/2009           $11.23           $10.07              298
    01/01/2010 to 12/31/2010           $10.07           $10.80            1,744
    01/01/2011 to 12/31/2011           $10.80           $15.08            1,541
    01/01/2012 to 12/31/2012           $15.08           $14.83            1,014
    01/01/2013 to 12/31/2013           $14.83           $11.67                0
---------------------------------------------------------------------------------------
ProFund VP UltraBull
    05/01/2009 to 12/31/2009            $3.45            $5.40                0
    01/01/2010 to 12/31/2010            $5.40            $6.42                0
    01/01/2011 to 12/31/2011            $6.42            $5.95                0
    01/01/2012 to 12/31/2012            $5.95            $7.47                0
    01/01/2013 to 12/31/2013            $7.47           $12.22                0
---------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    05/01/2009 to 12/31/2009            $4.03            $6.48                0
    01/01/2010 to 12/31/2010            $6.48            $9.44                0
    01/01/2011 to 12/31/2011            $9.44            $7.94                0
    01/01/2012 to 12/31/2012            $7.94           $10.24                0
    01/01/2013 to 12/31/2013           $10.24           $17.00                0
---------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100
    05/01/2009 to 12/31/2009            $4.71            $8.01                0
    01/01/2010 to 12/31/2010            $8.01           $10.54                0
    01/01/2011 to 12/31/2011           $10.54           $10.14                0
    01/01/2012 to 12/31/2012           $10.14           $13.21                0
    01/01/2013 to 12/31/2013           $13.21           $23.02                0
---------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap
    05/01/2009 to 12/31/2009            $3.17            $4.98                0
    01/01/2010 to 12/31/2010            $4.98            $7.19                0
    01/01/2011 to 12/31/2011            $7.19            $5.68                0
    01/01/2012 to 12/31/2012            $5.68            $7.17                0
    01/01/2013 to 12/31/2013            $7.17           $13.02                0
---------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009            $8.48           $10.12                0
    01/01/2010 to 12/31/2010           $10.12           $10.43            3,356
    01/01/2011 to 12/31/2011           $10.43           $11.94            1,527
    01/01/2012 to 12/31/2012           $11.94           $11.64            2,109
    01/01/2013 to 12/31/2013           $11.64           $12.84            2,367

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    05/01/2009 to 12/31/2009                                          $7.54            $9.93               35
    01/01/2010 to 12/31/2010                                          $9.93           $11.02               24
    01/01/2011 to 12/31/2011                                         $11.02            $9.13                0
    01/01/2012 to 12/31/2012                                          $9.13           $10.88                0
    01/01/2013 to 12/31/2013                                         $10.88           $12.59                0
---------------------------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    05/01/2009 to 12/31/2009                                          $6.93            $8.30            2,264
    01/01/2010 to 12/31/2010                                          $8.30            $9.64            2,158
    01/01/2011 to 12/31/2011                                          $9.64           $10.18            1,013
    01/01/2012 to 12/31/2012                                         $10.18           $10.85            1,334
    01/01/2013 to 12/31/2013                                         $10.85           $15.02              421
---------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    05/01/2009 to 12/31/2009                                          $5.83            $7.15            1,112
    01/01/2010 to 12/31/2010                                          $7.15            $8.29              841
    01/01/2011 to 12/31/2011                                          $8.29            $7.94              297
    01/01/2012 to 12/31/2012                                          $7.94            $8.73              292
    01/01/2013 to 12/31/2013                                          $8.73           $11.55              248
---------------------------------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    05/01/2009 to 12/31/2009                                          $6.76            $8.84              923
    01/01/2010 to 12/31/2010                                          $8.84           $10.05              759
    01/01/2011 to 12/31/2011                                         $10.05           $10.54              186
    01/01/2012 to 12/31/2012                                         $10.54           $11.36              240
    01/01/2013 to 12/31/2013                                         $11.36           $14.47              204
---------------------------------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/01/2009 to 12/31/2009                                          $5.19            $7.06            2,234
    01/01/2010 to 12/31/2010                                          $7.06            $8.00            1,739
    01/01/2011 to 12/31/2011                                          $8.00            $8.26              425
    01/01/2012 to 12/31/2012                                          $8.26            $8.49              647
    01/01/2013 to 12/31/2013                                          $8.49           $10.59              445
---------------------------------------------------------------------------------------------------------------------
Value Line Target 25 Portfolio
    05/01/2009 to 12/31/2009                                          $5.41            $5.89                0
    01/01/2010 to 12/31/2010                                          $5.89            $7.47                0
    01/01/2011 to 12/31/2011                                          $7.47            $5.48                0
    01/01/2012 to 12/31/2012                                          $5.48            $6.47                0
    01/01/2013 to 12/31/2013                                          $6.47            $8.28                0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    05/01/2009 to 12/31/2009                                          $6.78            $8.22            1,309
    01/01/2010 to 07/16/2010                                          $8.22            $7.85                0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $8.91           $10.72            2,060
    01/01/2011 to 12/31/2011                                         $10.72            $9.10              775
    01/01/2012 to 12/31/2012                                          $9.10           $10.07            1,130
    01/01/2013 to 12/31/2013                                         $10.07           $11.76              873
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                         $7.85            $9.11            1,063
    01/01/2011 to 12/31/2011                                          $9.11            $8.67              613
    01/01/2012 to 12/31/2012                                          $8.67           $10.09              649
    01/01/2013 to 12/31/2013                                         $10.09           $12.80              243

                                                                                                  Number of
                                                              Accumulation     Accumulation      Accumulation
                                                              Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                               Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                    $10.93           $13.72            1,684
    01/01/2011 to 12/31/2011                                     $13.72           $12.64              457
    01/01/2012 to 12/31/2012                                     $12.64           $14.86              898
    01/01/2013 to 12/31/2013                                     $14.86           $20.28              821
-----------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                     $9.59           $12.19                0
    01/01/2011 to 12/31/2011                                     $12.19           $11.35                0
    01/01/2012 to 12/31/2012                                     $11.35           $11.95                0
    01/01/2013 to 12/31/2013                                     $11.95           $17.51                0



 *  Denotes the start date of these sub-accounts

                                    APEX II
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

          ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
ACCESS VP High Yield Fund
    05/02/2005* to 12/31/2005                             $10.00           $10.56             899,139
    01/01/2006 to 12/31/2006                              $10.56           $11.38           1,207,864
    01/01/2007 to 12/31/2007                              $11.38           $11.78             898,024
    01/01/2008 to 12/31/2008                              $11.78           $11.04             901,901
    01/01/2009 to 12/31/2009                              $11.04           $12.70             686,444
    01/01/2010 to 12/31/2010                              $12.70           $14.53             627,620
    01/01/2011 to 12/31/2011                              $14.53           $14.69           1,447,058
    01/01/2012 to 12/31/2012                              $14.69           $16.48             880,304
    01/01/2013 to 12/31/2013                              $16.48           $17.84             528,834
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.02           2,726,484
    01/01/2006 to 12/31/2006                              $10.02           $11.01          21,829,919
    01/01/2007 to 12/31/2007                              $11.01           $11.83          30,616,578
    01/01/2008 to 12/31/2008                              $11.83            $7.93          35,995,508
    01/01/2009 to 12/31/2009                               $7.93            $9.70         107,441,591
    01/01/2010 to 12/31/2010                               $9.70           $10.68         133,580,486
    01/01/2011 to 12/31/2011                              $10.68           $10.22         102,346,558
    01/01/2012 to 12/31/2012                              $10.22           $11.32         108,178,074
    01/01/2013 to 12/31/2013                              $11.32           $12.24         100,174,797
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    03/20/2006* to 12/31/2006                             $10.00           $10.66           5,258,474
    01/01/2007 to 12/31/2007                              $10.66           $11.48           8,525,849
    01/01/2008 to 12/31/2008                              $11.48            $7.93          16,229,117
    01/01/2009 to 12/31/2009                               $7.93            $9.84          54,720,347
    01/01/2010 to 12/31/2010                               $9.84           $11.00          68,974,007
    01/01/2011 to 12/31/2011                              $11.00           $10.83          55,424,347
    01/01/2012 to 12/31/2012                              $10.83           $12.11          63,361,367
    01/01/2013 to 12/31/2013                              $12.11           $13.88          63,758,948

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                 $9.07            $9.67           1,798,457
    01/01/2005 to 12/02/2005                                 $9.67           $11.10                   0
------------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    01/01/2004 to 12/31/2004                                 $9.91           $10.72           1,620,391
    01/01/2005 to 12/02/2005                                $10.72           $11.86                   0
------------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    01/01/2004 to 12/31/2004                                $10.45           $11.57           4,670,846
    01/01/2005 to 12/31/2005                                $11.57           $11.90           4,205,656
    01/01/2006 to 12/31/2006                                $11.90           $13.68           3,984,557
    01/01/2007 to 12/31/2007                                $13.68           $13.44           3,435,528
    01/01/2008 to 12/31/2008                                $13.44            $8.62           2,803,150
    01/01/2009 to 12/31/2009                                 $8.62            $9.99           4,930,435
    01/01/2010 to 12/31/2010                                 $9.99           $11.18           6,178,407
    01/01/2011 to 12/31/2011                                $11.18           $11.39           5,937,210
    01/01/2012 to 05/04/2012                                $11.39           $12.38                   0
------------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $10.10              48,359
------------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                               $10.00           $11.64              58,666
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.03             685,724
    01/01/2006 to 12/31/2006                                $10.03           $10.90           7,315,279
    01/01/2007 to 12/31/2007                                $10.90           $11.70          12,873,620
    01/01/2008 to 12/31/2008                                $11.70            $8.20          24,018,186
    01/01/2009 to 12/31/2009                                 $8.20            $9.95          97,458,970
    01/01/2010 to 12/31/2010                                 $9.95           $10.99         124,066,065
    01/01/2011 to 12/31/2011                                $10.99           $10.67          99,522,684
    01/01/2012 to 12/31/2012                                $10.67           $11.81         107,656,583
    01/01/2013 to 12/31/2013                                $11.81           $13.66         103,827,389
------------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                               $10.00            $9.17           2,940,794
    01/01/2012 to 12/31/2012                                 $9.17           $10.09           4,644,573
    01/01/2013 to 12/31/2013                                $10.09           $11.00           5,783,459
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $10.00           $10.50             872,802
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.01           2,586,013
    01/01/2006 to 12/31/2006                                $10.01           $11.19          23,048,850
    01/01/2007 to 12/31/2007                                $11.19           $12.07          31,465,957
    01/01/2008 to 12/31/2008                                $12.07            $7.73          32,624,883
    01/01/2009 to 12/31/2009                                 $7.73            $9.52         118,425,926
    01/01/2010 to 12/31/2010                                 $9.52           $10.62         141,306,019
    01/01/2011 to 12/31/2011                                $10.62           $10.19         100,099,910
    01/01/2012 to 12/31/2012                                $10.19           $11.40         113,717,767
    01/01/2013 to 12/31/2013                                $11.40           $13.75         125,316,122
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.66             342,569

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    01/01/2004 to 12/31/2004                        $13.63           $18.49           4,080,179
    01/01/2005 to 12/31/2005                        $18.49           $20.88           3,749,124
    01/01/2006 to 12/31/2006                        $20.88           $28.08           3,925,105
    01/01/2007 to 12/31/2007                        $28.08           $22.11           2,254,421
    01/01/2008 to 12/31/2008                        $22.11           $14.12           1,741,032
    01/01/2009 to 12/31/2009                        $14.12           $18.32           2,154,565
    01/01/2010 to 12/31/2010                        $18.32           $23.19           2,674,245
    01/01/2011 to 12/31/2011                        $23.19           $24.31           2,210,944
    01/01/2012 to 12/31/2012                        $24.31           $27.58           2,291,954
    01/01/2013 to 12/31/2013                        $27.58           $27.98           2,083,185
----------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                        $10.81           $12.99           2,143,020
    01/01/2005 to 12/31/2005                        $12.99           $12.92           2,106,236
    01/01/2006 to 12/31/2006                        $12.92           $15.25           1,874,276
    01/01/2007 to 12/31/2007                        $15.25           $12.33           1,578,237
    01/01/2008 to 07/18/2008                        $12.33           $11.30                   0
----------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                       $10.00            $9.69           1,906,618
----------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    01/01/2004 to 12/31/2004                        $12.74           $15.42           4,808,453
    01/01/2005 to 12/31/2005                        $15.42           $16.60           5,464,855
    01/01/2006 to 12/31/2006                        $16.60           $18.43           4,641,175
    01/01/2007 to 12/31/2007                        $18.43           $20.16           4,026,646
    01/01/2008 to 12/31/2008                        $20.16           $11.08           2,977,983
    01/01/2009 to 12/31/2009                        $11.08           $14.46           3,702,808
    01/01/2010 to 12/31/2010                        $14.46           $18.85           4,200,876
    01/01/2011 to 12/31/2011                        $18.85           $16.11           4,029,967
    01/01/2012 to 12/31/2012                        $16.11           $19.02           3,987,156
    01/01/2013 to 12/31/2013                        $19.02           $26.34           3,589,232
----------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                       $10.00           $10.00              50,892
    01/01/2008 to 12/31/2008                        $10.00            $7.16           2,156,002
    01/01/2009 to 12/31/2009                         $7.16            $8.54          18,482,649
    01/01/2010 to 12/31/2010                         $8.54            $9.51          20,766,873
    01/01/2011 to 12/31/2011                         $9.51            $9.13          15,624,739
    01/01/2012 to 12/31/2012                         $9.13           $10.20          18,821,366
    01/01/2013 to 12/31/2013                        $10.20           $11.96          23,114,459
----------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    03/20/2006* to 12/31/2006                       $10.00           $10.58           3,781,525
    01/01/2007 to 12/31/2007                        $10.58           $11.30           7,801,920
    01/01/2008 to 12/31/2008                        $11.30            $7.28          13,486,356
    01/01/2009 to 12/31/2009                         $7.28            $8.87          54,387,061
    01/01/2010 to 12/31/2010                         $8.87            $9.97          68,927,498
    01/01/2011 to 12/31/2011                         $9.97            $9.66          53,951,634
    01/01/2012 to 12/31/2012                         $9.66           $10.51          57,684,295
    01/01/2013 to 12/31/2013                        $10.51           $11.86          55,226,008
----------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                       $10.00            $7.47           1,469,632
    01/01/2009 to 11/13/2009                         $7.47            $8.36                   0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.75          58,178,008
    01/01/2013 to 12/31/2013                                      $10.75           $13.16          59,310,001
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.82           5,741,090
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                     $10.18            $6.11             100,170
    01/01/2009 to 12/31/2009                                       $6.11            $8.12           1,148,210
    01/01/2010 to 12/31/2010                                       $8.12            $9.60           2,343,259
    01/01/2011 to 12/31/2011                                       $9.60            $8.97           1,365,221
    01/01/2012 to 12/31/2012                                       $8.97           $11.18           1,941,296
    01/01/2013 to 12/31/2013                                      $11.18           $11.48           2,026,740
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    01/01/2004 to 12/31/2004                                       $9.45            $9.64           2,785,100
    01/01/2005 to 12/31/2005                                       $9.64            $9.80           2,531,901
    01/01/2006 to 12/31/2006                                       $9.80           $10.60           2,498,654
    01/01/2007 to 12/31/2007                                      $10.60           $11.88           2,806,534
    01/01/2008 to 12/31/2008                                      $11.88            $6.98           1,877,493
    01/01/2009 to 12/31/2009                                       $6.98           $10.25           5,358,114
    01/01/2010 to 12/31/2010                                      $10.25           $11.12           5,307,161
    01/01/2011 to 12/31/2011                                      $11.12           $10.51           3,678,070
    01/01/2012 to 12/31/2012                                      $10.51           $12.37           3,859,929
    01/01/2013 to 12/31/2013                                      $12.37           $15.79           4,053,712
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $10.50           $11.46          25,850,506
    01/01/2005 to 12/31/2005                                      $11.46           $11.81          31,190,346
    01/01/2006 to 12/31/2006                                      $11.81           $13.62          23,350,650
    01/01/2007 to 12/31/2007                                      $13.62           $14.08          19,997,748
    01/01/2008 to 12/31/2008                                      $14.08            $8.22          14,384,005
    01/01/2009 to 12/31/2009                                       $8.22            $9.63          15,821,358
    01/01/2010 to 12/31/2010                                       $9.63           $10.69          15,820,580
    01/01/2011 to 12/31/2011                                      $10.69            $9.94          12,948,030
    01/01/2012 to 12/31/2012                                       $9.94           $11.69          10,758,682
    01/01/2013 to 12/31/2013                                      $11.69           $15.36           8,989,436
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                      $10.31           $11.80           4,375,813
    01/01/2005 to 12/31/2005                                      $11.80           $12.16           5,391,424
    01/01/2006 to 12/31/2006                                      $12.16           $12.71           4,189,111
    01/01/2007 to 12/31/2007                                      $12.71           $14.92           3,918,725
    01/01/2008 to 12/31/2008                                      $14.92            $8.69           2,808,881
    01/01/2009 to 12/31/2009                                       $8.69           $13.42           5,868,356
    01/01/2010 to 12/31/2010                                      $13.42           $15.82           6,728,348
    01/01/2011 to 12/31/2011                                      $15.82           $15.10           4,560,864
    01/01/2012 to 12/31/2012                                      $15.10           $17.76           4,904,077
    01/01/2013 to 12/31/2013                                      $17.76           $23.09           5,099,534
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                     $10.00           $10.17              39,143
    01/01/2008 to 12/31/2008                                      $10.17            $7.58           3,825,075
    01/01/2009 to 12/31/2009                                       $7.58            $9.20          36,241,046
    01/01/2010 to 12/31/2010                                       $9.20           $10.10          50,682,089
    01/01/2011 to 12/31/2011                                      $10.10            $9.88          43,785,652
    01/01/2012 to 12/31/2012                                       $9.88           $10.70          45,432,815
    01/01/2013 to 12/31/2013                                      $10.70           $11.56          40,182,442

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                       $12.85           $15.19           1,541,896
    01/01/2005 to 12/31/2005                       $15.19           $15.68           1,243,642
    01/01/2006 to 12/31/2006                       $15.68           $18.08           1,000,596
    01/01/2007 to 12/31/2007                       $18.08           $16.87             758,170
    01/01/2008 to 12/31/2008                       $16.87           $12.17             667,006
    01/01/2009 to 12/31/2009                       $12.17           $15.19           2,182,014
    01/01/2010 to 12/31/2010                       $15.19           $18.93           3,471,178
    01/01/2011 to 12/31/2011                       $18.93           $18.86           2,549,765
    01/01/2012 to 12/31/2012                       $18.86           $21.46           2,633,520
    01/01/2013 to 12/31/2013                       $21.46           $29.30           3,094,420
---------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    01/01/2004 to 12/31/2004                       $10.78           $12.53           2,351,197
    01/01/2005 to 12/31/2005                       $12.53           $13.47           2,585,881
    01/01/2006 to 12/31/2006                       $13.47           $16.13           4,397,725
    01/01/2007 to 12/31/2007                       $16.13           $16.05           3,751,417
    01/01/2008 to 12/31/2008                       $16.05            $9.90           2,589,179
    01/01/2009 to 12/31/2009                        $9.90           $11.51           3,294,871
    01/01/2010 to 12/31/2010                       $11.51           $12.73           3,942,580
    01/01/2011 to 12/31/2011                       $12.73           $12.46           3,528,509
    01/01/2012 to 12/31/2012                       $12.46           $13.89           3,502,241
    01/01/2013 to 12/31/2013                       $13.89           $18.40           2,924,047
---------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    01/01/2004 to 12/31/2004                       $11.61           $12.69          13,717,128
    01/01/2005 to 12/31/2005                       $12.69           $12.62           9,658,908
    01/01/2006 to 12/31/2006                       $12.62           $13.70           9,653,937
    01/01/2007 to 12/31/2007                       $13.70           $13.80           6,461,538
    01/01/2008 to 12/31/2008                       $13.80           $10.11           5,931,752
    01/01/2009 to 12/31/2009                       $10.11           $13.47          13,509,194
    01/01/2010 to 12/31/2010                       $13.47           $15.04          12,605,729
    01/01/2011 to 12/31/2011                       $15.04           $15.26          11,922,775
    01/01/2012 to 12/31/2012                       $15.26           $17.09          10,459,161
    01/01/2013 to 12/31/2013                       $17.09           $18.02           8,393,440
---------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    01/01/2004 to 12/31/2004                       $13.39           $15.30          11,265,469
    01/01/2005 to 12/31/2005                       $15.30           $17.54          12,141,521
    01/01/2006 to 12/31/2006                       $17.54           $20.87           9,628,446
    01/01/2007 to 12/31/2007                       $20.87           $24.43           8,347,423
    01/01/2008 to 12/31/2008                       $24.43           $11.96           6,129,240
    01/01/2009 to 12/31/2009                       $11.96           $15.91           6,854,079
    01/01/2010 to 12/31/2010                       $15.91           $17.92           7,241,298
    01/01/2011 to 12/31/2011                       $17.92           $15.34           5,734,722
    01/01/2012 to 12/31/2012                       $15.34           $18.16           4,942,527
    01/01/2013 to 12/31/2013                       $18.16           $21.27           4,582,698

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    01/01/2004 to 12/31/2004                                  $10.79           $12.84           1,897,469
    01/01/2005 to 12/31/2005                                  $12.84           $14.36           2,013,543
    01/01/2006 to 12/31/2006                                  $14.36           $18.00           3,305,654
    01/01/2007 to 12/31/2007                                  $18.00           $20.85           4,044,519
    01/01/2008 to 12/31/2008                                  $20.85           $11.48           2,393,870
    01/01/2009 to 12/31/2009                                  $11.48           $14.74           3,492,926
    01/01/2010 to 12/31/2010                                  $14.74           $16.10           3,649,081
    01/01/2011 to 12/31/2011                                  $16.10           $13.85           2,916,031
    01/01/2012 to 12/31/2012                                  $13.85           $15.89           2,668,328
    01/01/2013 to 12/31/2013                                  $15.89           $18.67           2,705,225
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.19             157,014
    01/01/2008 to 12/31/2008                                  $10.19            $6.94           1,952,838
    01/01/2009 to 12/31/2009                                   $6.94            $8.65          25,271,257
    01/01/2010 to 12/31/2010                                   $8.65            $9.68          38,344,545
    01/01/2011 to 12/31/2011                                   $9.68            $9.47          31,542,321
    01/01/2012 to 12/31/2012                                   $9.47           $10.58          33,772,279
    01/01/2013 to 12/31/2013                                  $10.58           $12.10          34,620,680
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    01/01/2004 to 12/31/2004                                  $11.00           $12.67           3,227,381
    01/01/2005 to 12/31/2005                                  $12.67           $13.84           5,621,834
    01/01/2006 to 12/31/2006                                  $13.84           $16.71           4,715,269
    01/01/2007 to 12/31/2007                                  $16.71           $17.98           4,504,935
    01/01/2008 to 12/31/2008                                  $17.98           $10.37           2,459,224
    01/01/2009 to 12/31/2009                                  $10.37           $13.86           5,086,873
    01/01/2010 to 12/31/2010                                  $13.86           $14.60           5,905,133
    01/01/2011 to 12/31/2011                                  $14.60           $13.05           4,359,903
    01/01/2012 to 12/31/2012                                  $13.05           $15.65           4,428,816
    01/01/2013 to 12/31/2013                                  $15.65           $17.75           4,647,244
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    01/01/2004 to 12/31/2004                                  $10.24           $11.19           1,061,887
    01/01/2005 to 12/31/2005                                  $11.19           $11.77           1,055,034
    01/01/2006 to 12/31/2006                                  $11.77           $12.86           1,120,866
    01/01/2007 to 12/31/2007                                  $12.86           $12.90           2,745,236
    01/01/2008 to 12/31/2008                                  $12.90           $10.45          15,430,642
    01/01/2009 to 12/31/2009                                  $10.45           $12.54          46,430,018
    01/01/2010 to 12/31/2010                                  $12.54           $13.23          46,748,068
    01/01/2011 to 12/31/2011                                  $13.23           $13.05          38,241,675
    01/01/2012 to 12/31/2012                                  $13.05           $14.21          39,470,209
    01/01/2013 to 12/31/2013                                  $14.21           $15.51          35,738,716
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                 $10.08           $10.29             141,417
    01/01/2010 to 12/31/2010                                  $10.29           $11.27             473,823
    01/01/2011 to 12/31/2011                                  $11.27           $11.15             755,324
    01/01/2012 to 12/31/2012                                  $11.15           $12.64           1,110,275
    01/01/2013 to 12/31/2013                                  $12.64           $16.96           1,223,206
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                 $10.15           $10.30              58,774
    01/01/2010 to 12/31/2010                                  $10.30           $11.52             748,340
    01/01/2011 to 12/31/2011                                  $11.52           $10.67             655,241
    01/01/2012 to 12/31/2012                                  $10.67           $11.88             688,787
    01/01/2013 to 12/31/2013                                  $11.88           $15.35             921,219

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                            $9.83           $11.17           3,717,848
    01/01/2005 to 12/31/2005                           $11.17           $11.69           5,245,458
    01/01/2006 to 12/31/2006                           $11.69           $13.62           5,568,043
    01/01/2007 to 12/31/2007                           $13.62           $13.00           4,973,375
    01/01/2008 to 12/31/2008                           $13.00            $7.48           4,027,564
    01/01/2009 to 12/31/2009                            $7.48            $8.78           5,087,827
    01/01/2010 to 12/31/2010                            $8.78            $9.78           5,307,829
    01/01/2011 to 12/31/2011                            $9.78            $9.21           4,698,568
    01/01/2012 to 12/31/2012                            $9.21           $10.59           4,248,181
    01/01/2013 to 12/31/2013                           $10.59           $14.57           5,494,376
-------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    01/01/2004 to 12/31/2004                           $10.78           $12.26          28,117,310
    01/01/2005 to 12/31/2005                           $12.26           $12.88          32,140,125
    01/01/2006 to 12/31/2006                           $12.88           $13.59          26,497,526
    01/01/2007 to 12/31/2007                           $13.59           $15.36          23,963,028
    01/01/2008 to 12/31/2008                           $15.36            $8.51          16,673,165
    01/01/2009 to 12/31/2009                            $8.51           $10.86          17,250,307
    01/01/2010 to 12/31/2010                           $10.86           $12.79          17,364,094
    01/01/2011 to 12/31/2011                           $12.79           $12.47          14,080,420
    01/01/2012 to 12/31/2012                           $12.47           $13.77          11,942,585
    01/01/2013 to 12/31/2013                           $13.77           $18.50           9,091,584
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    01/01/2004 to 12/31/2004                           $11.61           $12.26           8,369,008
    01/01/2005 to 12/31/2005                           $12.26           $12.20          12,427,806
    01/01/2006 to 12/31/2006                           $12.20           $13.17          10,147,675
    01/01/2007 to 12/31/2007                           $13.17           $13.74           8,365,789
    01/01/2008 to 12/31/2008                           $13.74           $10.37           8,586,978
    01/01/2009 to 12/31/2009                           $10.37           $13.73          10,096,051
    01/01/2010 to 12/31/2010                           $13.73           $15.32           8,604,037
    01/01/2011 to 12/31/2011                           $15.32           $16.60           9,200,629
    01/01/2012 to 12/31/2012                           $16.60           $17.29           8,547,651
    01/01/2013 to 12/31/2013                           $17.29           $16.67           6,345,324
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    01/01/2004 to 12/31/2004                           $11.30           $13.16           2,276,801
    01/01/2005 to 12/31/2005                           $13.16           $13.92           1,907,777
    01/01/2006 to 12/31/2006                           $13.92           $17.02           2,905,252
    01/01/2007 to 12/31/2007                           $17.02           $18.31           2,119,181
    01/01/2008 to 12/31/2008                           $18.31           $11.88           1,412,847
    01/01/2009 to 12/31/2009                           $11.88           $15.37           2,567,781
    01/01/2010 to 12/31/2010                           $15.37           $16.94           3,612,405
    01/01/2011 to 12/31/2011                           $16.94           $16.14           3,114,124
    01/01/2012 to 12/31/2012                           $16.14           $19.53           3,437,135
    01/01/2013 to 12/31/2013                           $19.53           $24.52           3,984,432

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.16            $9.97           4,529,834
    01/01/2005 to 12/31/2005                               $9.97           $10.43           5,915,443
    01/01/2006 to 12/31/2006                              $10.43           $11.25           4,572,301
    01/01/2007 to 12/31/2007                              $11.25           $12.73           3,902,210
    01/01/2008 to 12/31/2008                              $12.73            $7.98           3,159,245
    01/01/2009 to 12/31/2009                               $7.98            $9.75           4,944,538
    01/01/2010 to 12/31/2010                               $9.75           $10.82           5,238,425
    01/01/2011 to 12/31/2011                              $10.82           $10.57           4,289,955
    01/01/2012 to 12/31/2012                              $10.57           $12.18           4,420,398
    01/01/2013 to 12/31/2013                              $12.18           $16.37           4,361,903
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $10.00           $10.20              55,298
    01/01/2013 to 12/31/2013                              $10.20           $13.49             867,495
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $10.91           $12.38           2,587,064
    01/01/2005 to 12/31/2005                              $12.38           $12.83           1,988,251
    01/01/2006 to 12/31/2006                              $12.83           $14.42           1,907,063
    01/01/2007 to 12/31/2007                              $14.42           $14.57           1,540,522
    01/01/2008 to 12/31/2008                              $14.57            $8.87           1,381,269
    01/01/2009 to 12/31/2009                               $8.87           $12.11           2,137,413
    01/01/2010 to 12/31/2010                              $12.11           $14.72           2,978,973
    01/01/2011 to 12/31/2011                              $14.72           $13.98           2,405,087
    01/01/2012 to 12/31/2012                              $13.98           $16.28           2,424,624
    01/01/2013 to 12/31/2013                              $16.28           $21.20           2,138,372
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    01/01/2004 to 12/31/2004                               $9.86            $9.78          29,870,585
    01/01/2005 to 12/31/2005                               $9.78            $9.88          42,442,274
    01/01/2006 to 12/31/2006                               $9.88           $10.16          46,325,237
    01/01/2007 to 12/31/2007                              $10.16           $10.48          56,111,128
    01/01/2008 to 12/31/2008                              $10.48           $10.57          91,319,625
    01/01/2009 to 12/31/2009                              $10.57           $10.42          66,786,776
    01/01/2010 to 12/31/2010                              $10.42           $10.25          50,307,852
    01/01/2011 to 12/31/2011                              $10.25           $10.09          50,902,069
    01/01/2012 to 12/31/2012                              $10.09            $9.92          39,894,836
    01/01/2013 to 12/31/2013                               $9.92            $9.76          29,504,243
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $12.01           $14.51          11,461,684
    01/01/2005 to 12/31/2005                              $14.51           $15.99          12,260,006
    01/01/2006 to 12/31/2006                              $15.99           $17.42           9,574,218
    01/01/2007 to 12/31/2007                              $17.42           $17.67           8,191,847
    01/01/2008 to 12/31/2008                              $17.67           $10.03           5,184,438
    01/01/2009 to 12/31/2009                              $10.03           $13.88           5,689,131
    01/01/2010 to 12/31/2010                              $13.88           $16.85           5,901,157
    01/01/2011 to 12/31/2011                              $16.85           $16.16           4,911,194
    01/01/2012 to 12/31/2012                              $16.16           $18.62           4,148,499
    01/01/2013 to 12/31/2013                              $18.62           $26.00           4,423,739
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.07             577,115
    01/01/2012 to 12/31/2012                              $10.07           $10.39           1,360,083
    01/01/2013 to 12/31/2013                              $10.39            $9.93           1,174,650

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                             $9.51           $10.86           4,715,301
    01/01/2005 to 12/31/2005                            $10.86           $12.12           5,728,444
    01/01/2006 to 12/31/2006                            $12.12           $13.59           5,378,198
    01/01/2007 to 12/31/2007                            $13.59           $16.34           6,560,811
    01/01/2008 to 12/31/2008                            $16.34            $9.13           3,042,143
    01/01/2009 to 12/31/2009                             $9.13           $11.65           4,022,837
    01/01/2010 to 12/31/2010                            $11.65           $14.75           5,702,161
    01/01/2011 to 12/31/2011                            $14.75           $14.75           4,466,247
    01/01/2012 to 12/31/2012                            $14.75           $16.30           3,764,767
    01/01/2013 to 12/31/2013                            $16.30           $21.26           3,561,170
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                            $11.13           $11.98           1,618,719
    01/01/2005 to 12/31/2005                            $11.98           $11.83           1,385,431
    01/01/2006 to 12/31/2006                            $11.83           $12.53           1,174,654
    01/01/2007 to 12/31/2007                            $12.53           $14.63           1,215,825
    01/01/2008 to 12/31/2008                            $14.63            $8.27             768,282
    01/01/2009 to 12/31/2009                             $8.27            $9.97           1,585,215
    01/01/2010 to 12/31/2010                             $9.97           $11.79           2,045,616
    01/01/2011 to 04/29/2011                            $11.79           $13.23                   0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                           $10.00           $10.32           5,908,428
    01/01/2013 to 12/31/2013                            $10.32           $12.07           6,987,054
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                           $10.10            $5.57             126,548
    01/01/2009 to 12/31/2009                             $5.57            $9.13           6,599,316
    01/01/2010 to 12/31/2010                             $9.13           $10.98          11,156,029
    01/01/2011 to 12/31/2011                            $10.98            $8.61           6,749,550
    01/01/2012 to 12/31/2012                             $8.61            $9.98           7,897,745
    01/01/2013 to 12/31/2013                             $9.98            $9.84           8,565,272
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    01/01/2004 to 12/31/2004                            $10.51           $10.55          21,299,789
    01/01/2005 to 12/31/2005                            $10.55           $10.54          28,031,651
    01/01/2006 to 12/31/2006                            $10.54           $10.76          22,394,558
    01/01/2007 to 12/31/2007                            $10.76           $11.31          20,392,150
    01/01/2008 to 12/31/2008                            $11.31           $11.24          15,403,578
    01/01/2009 to 12/31/2009                            $11.24           $12.19          19,779,745
    01/01/2010 to 12/31/2010                            $12.19           $12.46          20,255,855
    01/01/2011 to 12/31/2011                            $12.46           $12.53          18,155,075
    01/01/2012 to 12/31/2012                            $12.53           $12.90          15,540,231
    01/01/2013 to 12/31/2013                            $12.90           $12.41          10,724,539
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    01/01/2004 to 12/31/2004                            $10.95           $11.31          33,208,757
    01/01/2005 to 12/31/2005                            $11.31           $11.40          22,436,395
    01/01/2006 to 12/31/2006                            $11.40           $11.63          21,700,661
    01/01/2007 to 12/31/2007                            $11.63           $12.39          21,645,194
    01/01/2008 to 12/31/2008                            $12.39           $11.91          20,478,277
    01/01/2009 to 12/31/2009                            $11.91           $13.65          59,442,486
    01/01/2010 to 12/31/2010                            $13.65           $14.46          75,211,006
    01/01/2011 to 12/31/2011                            $14.46           $14.67          60,233,010
    01/01/2012 to 12/31/2012                            $14.67           $15.77          65,143,645
    01/01/2013 to 12/31/2013                            $15.77           $15.23          54,477,871

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                                 $10.00           $10.04             115,215
    01/01/2006 to 12/31/2006                                  $10.04           $10.66           3,303,256
    01/01/2007 to 12/31/2007                                  $10.66           $11.40           7,359,596
    01/01/2008 to 12/31/2008                                  $11.40            $9.02          24,830,005
    01/01/2009 to 12/31/2009                                   $9.02           $10.65          82,197,582
    01/01/2010 to 12/31/2010                                  $10.65           $11.58         100,001,194
    01/01/2011 to 12/31/2011                                  $11.58           $11.51          96,778,216
    01/01/2012 to 12/31/2012                                  $11.51           $12.49          98,362,559
    01/01/2013 to 12/31/2013                                  $12.49           $13.42          79,093,854
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                 $10.02           $10.07             990,348
    01/01/2012 to 12/31/2012                                  $10.07           $10.61           2,178,847
    01/01/2013 to 12/31/2013                                  $10.61           $10.19           1,488,696
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    03/20/2006* to 12/31/2006                                 $10.00           $10.48           3,795,562
    01/01/2007 to 12/31/2007                                  $10.48           $11.49           7,899,326
    01/01/2008 to 12/31/2008                                  $11.49            $6.70          13,640,692
    01/01/2009 to 12/31/2009                                   $6.70            $8.30          93,813,703
    01/01/2010 to 12/31/2010                                   $8.30            $9.71         115,827,900
    01/01/2011 to 12/31/2011                                   $9.71            $8.96          75,603,365
    01/01/2012 to 12/31/2012                                   $8.96            $9.95          89,282,138
    01/01/2013 to 12/31/2013                                   $9.95           $11.45          87,210,945
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $10.00            $9.60              20,413
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $10.00           $11.68               5,665
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    01/01/2004 to 12/31/2004                                  $10.23           $11.07           6,845,369
    01/01/2005 to 12/31/2005                                  $11.07           $11.27           6,774,077
    01/01/2006 to 12/31/2006                                  $11.27           $12.48           6,255,253
    01/01/2007 to 12/31/2007                                  $12.48           $12.53           5,371,782
    01/01/2008 to 12/31/2008                                  $12.53            $7.55           2,747,511
    01/01/2009 to 12/31/2009                                   $7.55            $9.05           3,372,332
    01/01/2010 to 12/31/2010                                   $9.05           $10.24           3,360,531
    01/01/2011 to 12/31/2011                                  $10.24           $10.42           3,055,694
    01/01/2012 to 12/31/2012                                  $10.42           $12.17           3,262,831
    01/01/2013 to 12/31/2013                                  $12.17           $15.85           2,976,003
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.90             201,672
    01/01/2012 to 12/31/2012                                   $8.90            $9.90             384,520
    01/01/2013 to 12/31/2013                                   $9.90           $11.92           2,227,707
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.04              74,936
    01/01/2008 to 12/31/2008                                  $10.04            $7.15           5,507,286
    01/01/2009 to 12/31/2009                                   $7.15            $8.68          39,406,298
    01/01/2010 to 12/31/2010                                   $8.68            $9.55          54,818,248
    01/01/2011 to 12/31/2011                                   $9.55            $9.23          46,132,040
    01/01/2012 to 12/31/2012                                   $9.23           $10.01          48,879,191
    01/01/2013 to 12/31/2013                                  $10.01           $11.07          45,150,001

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    11/19/2007* to 12/31/2007                               $10.00           $11.51             120,901
    01/01/2008 to 12/31/2008                                $11.51            $7.33           2,184,002
    01/01/2009 to 12/31/2009                                 $7.33            $9.15          23,955,044
    01/01/2010 to 12/31/2010                                 $9.15           $10.29          36,192,438
    01/01/2011 to 12/31/2011                                $10.29            $9.88          25,866,646
    01/01/2012 to 12/31/2012                                 $9.88           $11.26          34,127,062
    01/01/2013 to 12/31/2013                                $11.26           $13.07          39,171,659
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    01/01/2004 to 12/31/2004                                $10.69           $11.46           2,335,598
    01/01/2005 to 12/31/2005                                $11.46           $11.79           2,294,529
    01/01/2006 to 12/31/2006                                $11.79           $12.72           2,165,859
    01/01/2007 to 12/31/2007                                $12.72           $13.62           2,277,264
    01/01/2008 to 12/31/2008                                $13.62            $9.35           3,074,479
    01/01/2009 to 12/31/2009                                 $9.35           $11.72          33,399,889
    01/01/2010 to 12/31/2010                                $11.72           $12.89          55,550,099
    01/01/2011 to 12/31/2011                                $12.89           $12.25          42,779,977
    01/01/2012 to 12/31/2012                                $12.25           $13.39          45,395,568
    01/01/2013 to 12/31/2013                                $13.39           $15.06          41,756,708
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                 $9.89            $9.05           2,242,129
    01/01/2005 to 12/31/2005                                 $9.05            $9.04           2,134,731
    01/01/2006 to 12/31/2006                                 $9.04           $10.01           1,867,490
    01/01/2007 to 12/31/2007                                $10.01           $10.55           1,740,242
    01/01/2008 to 12/31/2008                                $10.55            $6.74           1,375,635
    01/01/2009 to 12/31/2009                                 $6.74            $8.88           2,524,147
    01/01/2010 to 12/31/2010                                 $8.88           $11.91           4,648,452
    01/01/2011 to 12/31/2011                                $11.91           $11.60           3,213,655
    01/01/2012 to 12/31/2012                                $11.60           $12.80           3,096,260
    01/01/2013 to 12/31/2013                                $12.80           $17.01           4,073,887
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                $12.42           $14.22          10,785,030
    01/01/2005 to 12/31/2005                                $14.22           $14.91          11,285,282
    01/01/2006 to 12/31/2006                                $14.91           $17.61           9,098,178
    01/01/2007 to 12/31/2007                                $17.61           $16.34           8,130,632
    01/01/2008 to 12/31/2008                                $16.34           $11.30           6,242,966
    01/01/2009 to 12/31/2009                                $11.30           $14.11           6,242,625
    01/01/2010 to 12/31/2010                                $14.11           $17.49           6,195,308
    01/01/2011 to 12/31/2011                                $17.49           $16.17           5,166,090
    01/01/2012 to 12/31/2012                                $16.17           $18.79           3,913,693
    01/01/2013 to 12/31/2013                                $18.79           $25.39           3,418,708
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    01/01/2004 to 12/31/2004                                $11.09           $12.13           3,551,315
    01/01/2005 to 12/31/2005                                $12.13           $12.49           4,192,627
    01/01/2006 to 12/31/2006                                $12.49           $13.82           4,776,442
    01/01/2007 to 12/31/2007                                $13.82           $14.45           6,387,795
    01/01/2008 to 12/31/2008                                $14.45           $10.52          10,697,390
    01/01/2009 to 12/31/2009                                $10.52           $12.85          40,732,836
    01/01/2010 to 12/31/2010                                $12.85           $14.09          53,827,291
    01/01/2011 to 12/31/2011                                $14.09           $14.13          46,623,273
    01/01/2012 to 12/31/2012                                $14.13           $15.78          53,661,984
    01/01/2013 to 12/31/2013                                $15.78           $18.13          56,537,325

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    01/01/2004 to 12/31/2004                              $11.06           $12.39           4,643,022
    01/01/2005 to 12/31/2005                              $12.39           $12.86           4,311,857
    01/01/2006 to 12/31/2006                              $12.86           $15.34           5,318,094
    01/01/2007 to 12/31/2007                              $15.34           $14.55           4,469,636
    01/01/2008 to 12/31/2008                              $14.55            $8.32           2,874,755
    01/01/2009 to 12/31/2009                               $8.32           $10.13           3,572,238
    01/01/2010 to 12/31/2010                              $10.13           $11.28           4,182,015
    01/01/2011 to 12/31/2011                              $11.28           $10.91           3,313,597
    01/01/2012 to 12/31/2012                              $10.91           $12.58           4,588,707
    01/01/2013 to 12/31/2013                              $12.58           $16.05           5,133,443
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.08            $9.44           2,378,881
    01/01/2005 to 12/31/2005                               $9.44           $10.81           3,925,742
    01/01/2006 to 12/31/2006                              $10.81           $11.23           4,132,529
    01/01/2007 to 12/31/2007                              $11.23           $11.96           5,137,246
    01/01/2008 to 12/31/2008                              $11.96            $6.99           4,437,756
    01/01/2009 to 12/31/2009                               $6.99           $10.54          10,159,519
    01/01/2010 to 12/31/2010                              $10.54           $12.01          12,250,636
    01/01/2011 to 12/31/2011                              $12.01           $11.61           9,294,364
    01/01/2012 to 12/31/2012                              $11.61           $13.43          10,725,477
    01/01/2013 to 12/31/2013                              $13.43           $19.02          11,809,685
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $16.25           2,040,188
    01/01/2005 to 12/31/2005                              $16.25           $21.00           3,677,613
    01/01/2006 to 12/31/2006                              $21.00           $23.93           2,942,718
    01/01/2007 to 12/31/2007                              $23.93           $33.07           3,950,105
    01/01/2008 to 12/31/2008                              $33.07           $16.27           2,088,027
    01/01/2009 to 12/31/2009                              $16.27           $23.89           4,621,252
    01/01/2010 to 12/31/2010                              $23.89           $28.31           5,827,673
    01/01/2011 to 12/31/2011                              $28.31           $23.69           4,562,770
    01/01/2012 to 12/31/2012                              $23.69           $24.14           4,495,210
    01/01/2013 to 12/31/2013                              $24.14           $27.39           3,688,022
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $13.45           4,717,822
    01/01/2005 to 12/31/2005                              $13.45           $12.64           6,261,824
    01/01/2006 to 12/31/2006                              $12.64           $13.21           6,093,700
    01/01/2007 to 12/31/2007                              $13.21           $14.24           6,452,566
    01/01/2008 to 12/31/2008                              $14.24           $13.67           4,228,137
    01/01/2009 to 12/31/2009                              $13.67           $15.07           6,337,072
    01/01/2010 to 12/31/2010                              $15.07           $15.67           7,114,847
    01/01/2011 to 12/31/2011                              $15.67           $16.05           6,639,260
    01/01/2012 to 12/31/2012                              $16.05           $16.61           5,533,305
    01/01/2013 to 12/31/2013                              $16.61           $15.72           4,600,108

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    12/05/2005* to 12/31/2005                            $10.00           $10.00             649,828
    01/01/2006 to 12/31/2006                             $10.00           $11.38           5,212,589
    01/01/2007 to 12/31/2007                             $11.38           $12.26           8,022,912
    01/01/2008 to 12/31/2008                             $12.26            $6.95           5,663,091
    01/01/2009 to 12/31/2009                              $6.95            $8.78           9,942,981
    01/01/2010 to 12/31/2010                              $8.78            $9.90          10,821,793
    01/01/2011 to 12/31/2011                              $9.90            $9.40           9,943,871
    01/01/2012 to 12/31/2012                              $9.40           $10.26          11,856,015
    01/01/2013 to 12/31/2013                             $10.26           $12.16          18,749,421
---------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                            $10.00            $9.98             213,630
    01/01/2008 to 12/31/2008                              $9.98            $9.30           4,064,760
    01/01/2009 to 12/31/2009                              $9.30           $10.21          12,750,275
    01/01/2010 to 12/31/2010                             $10.21           $10.83          17,651,916
    01/01/2011 to 12/31/2011                             $10.83           $11.29          18,170,336
    01/01/2012 to 12/31/2012                             $11.29           $11.98          18,416,796
    01/01/2013 to 12/31/2013                             $11.98           $11.60          17,928,589
---------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                            $10.00           $10.39             105,388
    01/01/2013 to 12/31/2013                             $10.39            $9.38              38,455
---------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    04/15/2005* to 12/31/2005                             $9.82           $11.44             606,613
    01/01/2006 to 12/31/2006                             $11.44           $12.49             553,827
    01/01/2007 to 12/31/2007                             $12.49           $13.64             604,401
    01/01/2008 to 12/31/2008                             $13.64            $7.90             346,210
    01/01/2009 to 12/31/2009                              $7.90           $10.86             554,304
    01/01/2010 to 07/16/2010                             $10.86           $10.63                   0
---------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    01/01/2004 to 12/31/2004                             $11.65           $13.66             414,631
    01/01/2005 to 12/31/2005                             $13.66           $15.59             689,816
    01/01/2006 to 12/31/2006                             $15.59           $18.88           1,081,552
    01/01/2007 to 12/31/2007                             $18.88           $21.35           1,401,663
    01/01/2008 to 12/31/2008                             $21.35           $12.29             984,931
    01/01/2009 to 12/31/2009                             $12.29           $14.01             668,798
    01/01/2010 to 07/16/2010                             $14.01           $13.31                   0
---------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    01/01/2004 to 12/31/2004                             $10.71           $11.29             570,123
    01/01/2005 to 12/31/2005                             $11.29           $11.53             281,775
    01/01/2006 to 12/31/2006                             $11.53           $12.03             241,307
    01/01/2007 to 12/31/2007                             $12.03           $13.24             249,298
    01/01/2008 to 12/31/2008                             $13.24            $9.48             271,517
    01/01/2009 to 12/31/2009                              $9.48           $13.42             749,780
    01/01/2010 to 07/16/2010                             $13.42           $12.54                   0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    01/01/2004 to 12/31/2004                                  $9.16           $10.03              91,924
    01/01/2005 to 12/31/2005                                 $10.03            $9.92              87,726
    01/01/2006 to 12/31/2006                                  $9.92           $10.15             100,227
    01/01/2007 to 12/31/2007                                 $10.15           $10.55             106,856
    01/01/2008 to 12/31/2008                                 $10.55            $5.83             190,718
    01/01/2009 to 12/31/2009                                  $5.83            $7.38             331,489
    01/01/2010 to 12/31/2010                                  $7.38            $8.64             309,321
    01/01/2011 to 12/31/2011                                  $8.64            $7.57             380,808
    01/01/2012 to 12/31/2012                                  $7.57            $8.48             218,904
    01/01/2013 to 12/31/2013                                  $8.48           $10.93             125,986
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                                $10.08            $6.64           5,636,967
    01/01/2009 to 12/31/2009                                  $6.64            $8.50          51,503,013
    01/01/2010 to 12/31/2010                                  $8.50            $9.21          75,249,224
    01/01/2011 to 12/31/2011                                  $9.21            $8.91          53,326,792
    01/01/2012 to 09/21/2012                                  $8.91            $9.98                   0
-------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    01/01/2004 to 12/31/2004                                     --           $11.85             311,233
    01/01/2005 to 12/31/2005                                 $11.85           $12.84             590,605
    01/01/2006 to 12/31/2006                                 $12.84           $17.48           1,507,757
    01/01/2007 to 12/31/2007                                 $17.48           $19.49           2,078,809
    01/01/2008 to 12/31/2008                                 $19.49           $10.97           1,122,006
    01/01/2009 to 12/31/2009                                 $10.97           $15.21             835,629
    01/01/2010 to 12/31/2010                                 $15.21           $16.42             651,544
    01/01/2011 to 12/31/2011                                 $16.42           $14.94             542,156
    01/01/2012 to 12/31/2012                                 $14.94           $18.42             521,128
    01/01/2013 to 12/31/2013                                 $18.42           $20.71             381,588
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                $10.03            $8.17             387,650
    01/01/2012 to 04/27/2012                                  $8.17            $9.26                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                 $9.99            $9.12             385,638
    01/01/2012 to 12/31/2012                                  $9.12           $10.65             500,266
    01/01/2013 to 12/31/2013                                 $10.65           $13.73             615,161
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    01/01/2004 to 12/31/2004                                  $9.61           $10.72             668,032
    01/01/2005 to 12/31/2005                                 $10.72           $11.67             602,063
    01/01/2006 to 12/31/2006                                 $11.67           $13.33             605,730
    01/01/2007 to 12/31/2007                                 $13.33           $14.70             631,476
    01/01/2008 to 12/31/2008                                 $14.70            $7.51             384,426
    01/01/2009 to 12/31/2009                                  $7.51           $10.52             430,777
    01/01/2010 to 12/31/2010                                 $10.52           $12.81             390,143
    01/01/2011 to 04/29/2011                                 $12.81           $14.27                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    01/01/2004 to 12/31/2004                                 $11.17           $11.94             585,185
    01/01/2005 to 12/31/2005                                 $11.94           $12.43           1,042,992
    01/01/2006 to 12/31/2006                                 $12.43           $14.24             778,674
    01/01/2007 to 12/31/2007                                 $14.24           $10.89             465,175
    01/01/2008 to 12/31/2008                                 $10.89            $4.34             540,897
    01/01/2009 to 12/31/2009                                  $4.34            $5.44             779,148
    01/01/2010 to 12/31/2010                                  $5.44            $5.91             872,026
    01/01/2011 to 04/29/2011                                  $5.91            $6.23                   0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    01/01/2004 to 12/31/2004                                    $10.05           $10.64            937,586
    01/01/2005 to 12/31/2005                                    $10.64           $11.31          1,131,376
    01/01/2006 to 12/31/2006                                    $11.31           $11.71          1,250,782
    01/01/2007 to 12/31/2007                                    $11.71           $12.88          1,163,277
    01/01/2008 to 12/31/2008                                    $12.88            $9.04            849,932
    01/01/2009 to 12/31/2009                                     $9.04           $11.35          1,181,689
    01/01/2010 to 12/31/2010                                    $11.35           $11.76            545,135
    01/01/2011 to 12/31/2011                                    $11.76           $12.02            524,638
    01/01/2012 to 12/31/2012                                    $12.02           $14.29            462,518
    01/01/2013 to 12/31/2013                                    $14.29           $19.76            464,049
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.77            229,829
    01/01/2013 to 12/31/2013                                     $9.77           $13.16            522,396
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
    01/01/2004 to 12/31/2004                                     $7.87            $8.09            512,424
    01/01/2005 to 12/31/2005                                     $8.09            $8.13            453,392
    01/01/2006 to 12/31/2006                                     $8.13            $8.84            513,442
    01/01/2007 to 12/31/2007                                     $8.84            $9.36            630,739
    01/01/2008 to 12/31/2008                                     $9.36            $5.11            453,772
    01/01/2009 to 12/31/2009                                     $5.11            $7.91            970,438
    01/01/2010 to 12/31/2010                                     $7.91            $9.44          1,132,899
    01/01/2011 to 12/31/2011                                     $9.44            $8.81            530,679
    01/01/2012 to 12/31/2012                                     $8.81            $9.64            353,005
    01/01/2013 to 12/31/2013                                     $9.64           $11.87            292,049
----------------------------------------------------------------------------------------------------------------
NASDAQ Target 15 Portfolio
    01/01/2004 to 12/31/2004                                        --           $10.66             82,809
    01/01/2005 to 12/31/2005                                    $10.66           $10.83            134,177
    01/01/2006 to 12/31/2006                                    $10.83           $11.60            199,508
    01/01/2007 to 12/31/2007                                    $11.60           $13.88            403,709
    01/01/2008 to 12/31/2008                                    $13.88            $6.71            199,304
    01/01/2009 to 12/31/2009                                     $6.71            $7.71            140,231
    01/01/2010 to 12/31/2010                                     $7.71            $9.89            511,072
    01/01/2011 to 12/31/2011                                     $9.89            $9.85            211,183
    01/01/2012 to 12/31/2012                                     $9.85           $10.95            144,674
    01/01/2013 to 12/31/2013                                    $10.95           $16.02            172,418
----------------------------------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    01/01/2004 to 12/31/2004                                    $13.60           $16.02          2,103,950
    01/01/2005 to 12/31/2005                                    $16.02           $20.72          3,395,891
    01/01/2006 to 12/31/2006                                    $20.72           $27.43          2,835,328
    01/01/2007 to 12/31/2007                                    $27.43           $38.71          3,344,620
    01/01/2008 to 12/31/2008                                    $38.71           $16.04          1,630,334
    01/01/2009 to 12/31/2009                                    $16.04           $25.59          2,133,897
    01/01/2010 to 12/31/2010                                    $25.59           $29.23          1,632,797
    01/01/2011 to 12/31/2011                                    $29.23           $22.31          1,023,231
    01/01/2012 to 12/31/2012                                    $22.31           $25.62            797,727
    01/01/2013 to 12/31/2013                                    $25.62           $25.21            589,332

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Asia 30
    01/01/2004 to 12/31/2004           $12.57           $12.30            896,010
    01/01/2005 to 12/31/2005           $12.30           $14.45          1,723,105
    01/01/2006 to 12/31/2006           $14.45           $19.80          3,073,769
    01/01/2007 to 12/31/2007           $19.80           $28.77          2,473,589
    01/01/2008 to 12/31/2008           $28.77           $13.91          1,337,672
    01/01/2009 to 12/31/2009           $13.91           $21.10          1,821,822
    01/01/2010 to 12/31/2010           $21.10           $23.64          1,172,241
    01/01/2011 to 12/31/2011           $23.64           $16.97            568,287
    01/01/2012 to 12/31/2012           $16.97           $19.28            518,241
    01/01/2013 to 12/31/2013           $19.28           $21.80            354,325
---------------------------------------------------------------------------------------
ProFund VP Banks
    01/01/2004 to 12/31/2004           $10.90           $11.98            229,711
    01/01/2005 to 12/31/2005           $11.98           $11.77            351,876
    01/01/2006 to 12/31/2006           $11.77           $13.35            402,883
    01/01/2007 to 12/31/2007           $13.35            $9.55            389,926
    01/01/2008 to 12/31/2008            $9.55            $4.99          2,409,143
    01/01/2009 to 12/31/2009            $4.99            $4.70            746,620
    01/01/2010 to 12/31/2010            $4.70            $5.00            821,032
    01/01/2011 to 12/31/2011            $5.00            $3.60            310,912
    01/01/2012 to 12/31/2012            $3.60            $4.73            683,662
    01/01/2013 to 12/31/2013            $4.73            $6.21            377,961
---------------------------------------------------------------------------------------
ProFund VP Basic Materials
    01/01/2004 to 12/31/2004           $10.95           $11.87            529,237
    01/01/2005 to 12/31/2005           $11.87           $11.96            681,690
    01/01/2006 to 12/31/2006           $11.96           $13.58            779,466
    01/01/2007 to 12/31/2007           $13.58           $17.45          2,684,333
    01/01/2008 to 12/31/2008           $17.45            $8.34          1,183,553
    01/01/2009 to 12/31/2009            $8.34           $13.32          1,841,267
    01/01/2010 to 12/31/2010           $13.32           $16.99          1,479,120
    01/01/2011 to 12/31/2011           $16.99           $14.01            513,298
    01/01/2012 to 12/31/2012           $14.01           $14.94            344,526
    01/01/2013 to 12/31/2013           $14.94           $17.41            287,699
---------------------------------------------------------------------------------------
ProFund VP Bear
    01/01/2004 to 12/31/2004            $8.44            $7.45          1,202,243
    01/01/2005 to 12/31/2005            $7.45            $7.23          2,169,659
    01/01/2006 to 12/31/2006            $7.23            $6.57          1,868,606
    01/01/2007 to 12/31/2007            $6.57            $6.50          1,722,065
    01/01/2008 to 12/31/2008            $6.50            $8.95          2,326,201
    01/01/2009 to 12/31/2009            $8.95            $6.35          1,995,516
    01/01/2010 to 12/31/2010            $6.35            $5.13          1,870,682
    01/01/2011 to 12/31/2011            $5.13            $4.60          2,082,893
    01/01/2012 to 12/31/2012            $4.60            $3.77            965,635
    01/01/2013 to 12/31/2013            $3.77            $2.73            911,837

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Biotechnology
    01/01/2004 to 12/31/2004                $9.75           $10.52            757,678
    01/01/2005 to 12/31/2005               $10.52           $12.34            697,687
    01/01/2006 to 12/31/2006               $12.34           $11.64            393,923
    01/01/2007 to 12/31/2007               $11.64           $11.31            609,746
    01/01/2008 to 12/31/2008               $11.31           $11.33          1,249,287
    01/01/2009 to 12/31/2009               $11.33           $11.56            355,182
    01/01/2010 to 12/31/2010               $11.56           $11.95            254,803
    01/01/2011 to 12/31/2011               $11.95           $12.52            188,759
    01/01/2012 to 12/31/2012               $12.52           $17.33            338,800
    01/01/2013 to 12/31/2013               $17.33           $28.71            326,187
-------------------------------------------------------------------------------------------
ProFund VP Bull
    01/01/2004 to 12/31/2004                $9.84           $10.53          8,215,357
    01/01/2005 to 12/31/2005               $10.53           $10.64          7,846,866
    01/01/2006 to 12/31/2006               $10.64           $11.90          7,031,661
    01/01/2007 to 12/31/2007               $11.90           $12.12          4,013,033
    01/01/2008 to 12/31/2008               $12.12            $7.43          2,963,943
    01/01/2009 to 12/31/2009                $7.43            $9.08          3,113,781
    01/01/2010 to 12/31/2010                $9.08           $10.06          2,476,971
    01/01/2011 to 12/31/2011               $10.06            $9.89          3,165,929
    01/01/2012 to 12/31/2012                $9.89           $11.08          1,499,016
    01/01/2013 to 12/31/2013               $11.08           $14.14          1,204,038
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    01/01/2004 to 12/31/2004                $9.64           $10.36            369,007
    01/01/2005 to 12/31/2005               $10.36           $10.15            161,038
    01/01/2006 to 12/31/2006               $10.15           $11.25            548,567
    01/01/2007 to 12/31/2007               $11.25           $11.90            715,235
    01/01/2008 to 12/31/2008               $11.90            $8.58            609,574
    01/01/2009 to 12/31/2009                $8.58           $10.26            812,567
    01/01/2010 to 12/31/2010               $10.26           $11.84            702,138
    01/01/2011 to 12/31/2011               $11.84           $12.45            765,549
    01/01/2012 to 12/31/2012               $12.45           $13.58            450,591
    01/01/2013 to 12/31/2013               $13.58           $17.15            573,128
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    01/01/2004 to 12/31/2004                $9.04            $9.56            430,620
    01/01/2005 to 12/31/2005                $9.56            $8.97             86,431
    01/01/2006 to 12/31/2006                $8.97            $9.88            192,639
    01/01/2007 to 12/31/2007                $9.88            $8.91             67,292
    01/01/2008 to 12/31/2008                $8.91            $6.01            448,604
    01/01/2009 to 12/31/2009                $6.01            $7.74            295,250
    01/01/2010 to 12/31/2010                $7.74            $9.24          1,046,739
    01/01/2011 to 12/31/2011                $9.24            $9.58            481,308
    01/01/2012 to 12/31/2012                $9.58           $11.51            539,898
    01/01/2013 to 12/31/2013               $11.51           $15.83            745,470

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Europe 30
    01/01/2004 to 12/31/2004           $10.83           $12.17          1,812,435
    01/01/2005 to 12/31/2005           $12.17           $12.94          1,133,420
    01/01/2006 to 12/31/2006           $12.94           $14.95          2,790,577
    01/01/2007 to 12/31/2007           $14.95           $16.85          1,487,885
    01/01/2008 to 12/31/2008           $16.85            $9.28            649,001
    01/01/2009 to 12/31/2009            $9.28           $12.07          1,184,717
    01/01/2010 to 12/31/2010           $12.07           $12.19            852,300
    01/01/2011 to 12/31/2011           $12.19           $10.92            333,570
    01/01/2012 to 12/31/2012           $10.92           $12.52            461,143
    01/01/2013 to 12/31/2013           $12.52           $14.98            561,564
---------------------------------------------------------------------------------------
ProFund VP Financials
    01/01/2004 to 12/31/2004           $11.23           $12.19            553,342
    01/01/2005 to 12/31/2005           $12.19           $12.46            616,872
    01/01/2006 to 12/31/2006           $12.46           $14.38            913,872
    01/01/2007 to 12/31/2007           $14.38           $11.44            498,292
    01/01/2008 to 12/31/2008           $11.44            $5.57          2,008,426
    01/01/2009 to 12/31/2009            $5.57            $6.30          1,432,294
    01/01/2010 to 12/31/2010            $6.30            $6.87          1,397,974
    01/01/2011 to 12/31/2011            $6.87            $5.82          1,034,776
    01/01/2012 to 12/31/2012            $5.82            $7.14          1,345,907
    01/01/2013 to 12/31/2013            $7.14            $9.27          1,595,424
---------------------------------------------------------------------------------------
ProFund VP Health Care
    01/01/2004 to 12/31/2004            $9.17            $9.23          1,318,525
    01/01/2005 to 12/31/2005            $9.23            $9.63          2,175,821
    01/01/2006 to 12/31/2006            $9.63            $9.96          2,106,409
    01/01/2007 to 12/31/2007            $9.96           $10.44          2,120,859
    01/01/2008 to 12/31/2008           $10.44            $7.78          1,638,682
    01/01/2009 to 12/31/2009            $7.78            $9.14          1,148,607
    01/01/2010 to 12/31/2010            $9.14            $9.25            875,030
    01/01/2011 to 12/31/2011            $9.25           $10.01            924,616
    01/01/2012 to 12/31/2012           $10.01           $11.56          1,121,561
    01/01/2013 to 12/31/2013           $11.56           $15.89          1,361,062
---------------------------------------------------------------------------------------
ProFund VP Industrials
    01/01/2004 to 12/31/2004           $10.01           $11.15            253,411
    01/01/2005 to 12/31/2005           $11.15           $11.23            211,678
    01/01/2006 to 12/31/2006           $11.23           $12.33            242,684
    01/01/2007 to 12/31/2007           $12.33           $13.55            708,921
    01/01/2008 to 12/31/2008           $13.55            $7.93            348,521
    01/01/2009 to 12/31/2009            $7.93            $9.68            634,240
    01/01/2010 to 12/31/2010            $9.68           $11.78            641,229
    01/01/2011 to 12/31/2011           $11.78           $11.38            404,533
    01/01/2012 to 12/31/2012           $11.38           $12.96            379,889
    01/01/2013 to 12/31/2013           $12.96           $17.62            514,535

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Internet
    01/01/2004 to 12/31/2004           $15.00           $17.89            992,879
    01/01/2005 to 12/31/2005           $17.89           $18.90            467,320
    01/01/2006 to 12/31/2006           $18.90           $18.84            200,072
    01/01/2007 to 12/31/2007           $18.84           $20.42            435,015
    01/01/2008 to 12/31/2008           $20.42           $11.08            116,246
    01/01/2009 to 12/31/2009           $11.08           $19.31            507,210
    01/01/2010 to 12/31/2010           $19.31           $25.70            455,035
    01/01/2011 to 12/31/2011           $25.70           $23.53             92,624
    01/01/2012 to 12/31/2012           $23.53           $27.71             98,828
    01/01/2013 to 12/31/2013           $27.71           $41.35            134,453
---------------------------------------------------------------------------------------
ProFund VP Japan
    01/01/2004 to 12/31/2004            $9.03            $9.55            710,879
    01/01/2005 to 12/31/2005            $9.55           $13.31          3,413,954
    01/01/2006 to 12/31/2006           $13.31           $14.51          1,650,266
    01/01/2007 to 12/31/2007           $14.51           $12.85            552,230
    01/01/2008 to 12/31/2008           $12.85            $7.47            553,832
    01/01/2009 to 12/31/2009            $7.47            $8.11            519,793
    01/01/2010 to 12/31/2010            $8.11            $7.45            414,005
    01/01/2011 to 12/31/2011            $7.45            $5.97            292,468
    01/01/2012 to 12/31/2012            $5.97            $7.22            445,817
    01/01/2013 to 12/31/2013            $7.22           $10.53            616,969
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    01/01/2004 to 12/31/2004               --           $10.37             72,725
    01/01/2005 to 12/31/2005           $10.37           $10.30          2,620,748
    01/01/2006 to 12/31/2006           $10.30           $11.05          2,181,106
    01/01/2007 to 12/31/2007           $11.05           $11.62          2,009,820
    01/01/2008 to 12/31/2008           $11.62            $7.37          1,340,839
    01/01/2009 to 12/31/2009            $7.37            $9.40          1,530,601
    01/01/2010 to 12/31/2010            $9.40           $10.47          1,282,022
    01/01/2011 to 12/31/2011           $10.47           $10.62          1,146,789
    01/01/2012 to 12/31/2012           $10.62           $11.77            796,871
    01/01/2013 to 12/31/2013           $11.77           $15.12            730,784
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    01/01/2004 to 12/31/2004               --           $10.37            159,605
    01/01/2005 to 12/31/2005           $10.37           $10.51          2,141,309
    01/01/2006 to 12/31/2006           $10.51           $12.26          4,023,312
    01/01/2007 to 12/31/2007           $12.26           $12.08          1,984,257
    01/01/2008 to 12/31/2008           $12.08            $7.07          1,514,949
    01/01/2009 to 12/31/2009            $7.07            $8.31          1,108,254
    01/01/2010 to 12/31/2010            $8.31            $9.22          1,501,797
    01/01/2011 to 12/31/2011            $9.22            $8.96          1,122,050
    01/01/2012 to 12/31/2012            $8.96           $10.17            776,810
    01/01/2013 to 12/31/2013           $10.17           $12.99            482,427

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    01/01/2004 to 12/31/2004            $9.69           $10.58          2,220,901
    01/01/2005 to 12/31/2005           $10.58           $11.58          5,059,312
    01/01/2006 to 12/31/2006           $11.58           $11.84          1,594,539
    01/01/2007 to 12/31/2007           $11.84           $13.01          2,101,505
    01/01/2008 to 12/31/2008           $13.01            $7.83          1,117,437
    01/01/2009 to 12/31/2009            $7.83           $10.65          1,903,627
    01/01/2010 to 12/31/2010           $10.65           $13.45          2,021,397
    01/01/2011 to 12/31/2011           $13.45           $12.85          1,040,542
    01/01/2012 to 12/31/2012           $12.85           $14.58            684,764
    01/01/2013 to 12/31/2013           $14.58           $18.71            592,623
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    01/01/2004 to 12/31/2004           $10.23           $11.67          2,632,869
    01/01/2005 to 12/31/2005           $11.67           $12.49          2,164,543
    01/01/2006 to 12/31/2006           $12.49           $13.80          1,978,580
    01/01/2007 to 12/31/2007           $13.80           $13.70          1,436,105
    01/01/2008 to 12/31/2008           $13.70            $8.58            733,971
    01/01/2009 to 12/31/2009            $8.58           $11.05          1,398,727
    01/01/2010 to 12/31/2010           $11.05           $13.09            908,539
    01/01/2011 to 12/31/2011           $13.09           $12.37            727,867
    01/01/2012 to 12/31/2012           $12.37           $14.18            552,448
    01/01/2013 to 12/31/2013           $14.18           $18.43            479,583
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    01/01/2004 to 12/31/2004            $9.32            $9.94          4,885,351
    01/01/2005 to 12/31/2005            $9.94            $9.80          2,467,486
    01/01/2006 to 12/31/2006            $9.80           $10.16          1,764,614
    01/01/2007 to 12/31/2007           $10.16           $11.76          2,265,084
    01/01/2008 to 12/31/2008           $11.76            $6.65          1,171,313
    01/01/2009 to 12/31/2009            $6.65            $9.94          1,813,909
    01/01/2010 to 12/31/2010            $9.94           $11.56          1,576,633
    01/01/2011 to 12/31/2011           $11.56           $11.54            909,044
    01/01/2012 to 12/31/2012           $11.54           $13.19            644,940
    01/01/2013 to 12/31/2013           $13.19           $17.42            507,723
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    01/01/2004 to 12/31/2004           $10.48           $13.33          1,856,882
    01/01/2005 to 12/31/2005           $13.33           $17.22          2,573,777
    01/01/2006 to 12/31/2006           $17.22           $20.43          2,251,126
    01/01/2007 to 12/31/2007           $20.43           $26.61          2,322,451
    01/01/2008 to 12/31/2008           $26.61           $16.50          1,351,549
    01/01/2009 to 12/31/2009           $16.50           $18.75          1,326,030
    01/01/2010 to 12/31/2010           $18.75           $21.71          1,296,969
    01/01/2011 to 12/31/2011           $21.71           $21.83            829,408
    01/01/2012 to 12/31/2012           $21.83           $22.09            551,530
    01/01/2013 to 12/31/2013           $22.09           $26.96            414,618

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    01/01/2004 to 12/31/2004                $8.89            $7.93            527,336
    01/01/2005 to 12/31/2005                $7.93            $7.51            515,769
    01/01/2006 to 12/31/2006                $7.51            $8.28            716,678
    01/01/2007 to 12/31/2007                $8.28            $8.33            492,538
    01/01/2008 to 12/31/2008                $8.33            $6.60            588,925
    01/01/2009 to 12/31/2009                $6.60            $7.58            521,245
    01/01/2010 to 12/31/2010                $7.58            $7.49            268,122
    01/01/2011 to 12/31/2011                $7.49            $8.56            862,925
    01/01/2012 to 12/31/2012                $8.56            $9.42            302,309
    01/01/2013 to 12/31/2013                $9.42           $12.19            276,233
-------------------------------------------------------------------------------------------
ProFund VP Precious Metals
    01/01/2004 to 12/31/2004               $13.29           $11.77          1,479,384
    01/01/2005 to 12/31/2005               $11.77           $14.62          2,426,531
    01/01/2006 to 12/31/2006               $14.62           $15.44          2,487,596
    01/01/2007 to 12/31/2007               $15.44           $18.60          3,177,702
    01/01/2008 to 12/31/2008               $18.60           $12.66          2,709,868
    01/01/2009 to 12/31/2009               $12.66           $16.86          2,850,817
    01/01/2010 to 12/31/2010               $16.86           $22.04          2,921,018
    01/01/2011 to 12/31/2011               $22.04           $17.51          2,103,701
    01/01/2012 to 12/31/2012               $17.51           $14.71          1,572,080
    01/01/2013 to 12/31/2013               $14.71            $8.98          1,162,887
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    01/01/2004 to 12/31/2004               $12.91           $16.15          1,816,706
    01/01/2005 to 12/31/2005               $16.15           $16.96            501,989
    01/01/2006 to 12/31/2006               $16.96           $22.10            926,728
    01/01/2007 to 12/31/2007               $22.10           $17.47            505,436
    01/01/2008 to 12/31/2008               $17.47           $10.09            587,638
    01/01/2009 to 12/31/2009               $10.09           $12.69            557,087
    01/01/2010 to 12/31/2010               $12.69           $15.57            509,622
    01/01/2011 to 12/31/2011               $15.57           $16.04            345,408
    01/01/2012 to 12/31/2012               $16.04           $18.48            392,557
    01/01/2013 to 12/31/2013               $18.48           $18.19            325,883
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    01/01/2004 to 12/31/2004                $7.56            $6.63          5,314,528
    01/01/2005 to 12/31/2005                $6.63            $6.00          3,415,324
    01/01/2006 to 12/31/2006                $6.00            $6.50          4,567,551
    01/01/2007 to 12/31/2007                $6.50            $6.06          1,806,294
    01/01/2008 to 12/31/2008                $6.06            $3.70          2,315,493
    01/01/2009 to 12/31/2009                $3.70            $4.81          3,128,225
    01/01/2010 to 12/31/2010                $4.81            $3.97          4,679,376
    01/01/2011 to 12/31/2011                $3.97            $2.44          2,645,539
    01/01/2012 to 12/31/2012                $2.44            $2.23          1,760,429
    01/01/2013 to 12/31/2013                $2.23            $2.56          3,779,215

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Semiconductor
    01/01/2004 to 12/31/2004            $9.51            $7.15            694,352
    01/01/2005 to 12/31/2005            $7.15            $7.64            746,084
    01/01/2006 to 12/31/2006            $7.64            $6.98            339,250
    01/01/2007 to 12/31/2007            $6.98            $7.35            272,048
    01/01/2008 to 12/31/2008            $7.35            $3.63            166,664
    01/01/2009 to 12/31/2009            $3.63            $5.86            794,698
    01/01/2010 to 12/31/2010            $5.86            $6.47            188,040
    01/01/2011 to 12/31/2011            $6.47            $6.12            125,111
    01/01/2012 to 12/31/2012            $6.12            $5.77             77,903
    01/01/2013 to 12/31/2013            $5.77            $7.57             62,931
---------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap
    01/01/2004 to 12/31/2004               --            $9.70             39,360
    01/01/2005 to 12/31/2005            $9.70            $8.64            364,782
    01/01/2006 to 12/31/2006            $8.64            $8.18            254,207
    01/01/2007 to 12/31/2007            $8.18            $7.82            131,223
    01/01/2008 to 12/31/2008            $7.82           $10.14            177,441
    01/01/2009 to 12/31/2009           $10.14            $6.44            364,588
    01/01/2010 to 12/31/2010            $6.44            $4.70            280,837
    01/01/2011 to 12/31/2011            $4.70            $4.24            232,550
    01/01/2012 to 12/31/2012            $4.24            $3.38            139,533
    01/01/2013 to 12/31/2013            $3.38            $2.40            116,769
---------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    01/01/2004 to 12/31/2004            $6.78            $5.93            908,064
    01/01/2005 to 12/31/2005            $5.93            $5.88          2,494,108
    01/01/2006 to 12/31/2006            $5.88            $5.70          1,891,265
    01/01/2007 to 12/31/2007            $5.70            $4.96            860,024
    01/01/2008 to 12/31/2008            $4.96            $7.23            722,924
    01/01/2009 to 12/31/2009            $7.23            $4.22            898,026
    01/01/2010 to 12/31/2010            $4.22            $3.27            782,589
    01/01/2011 to 12/31/2011            $3.27            $2.88          1,249,273
    01/01/2012 to 12/31/2012            $2.88            $2.30            957,612
    01/01/2013 to 12/31/2013            $2.30            $1.60            348,933
---------------------------------------------------------------------------------------
ProFund VP Short Small-Cap
    01/01/2004 to 12/31/2004               --            $9.54            136,809
    01/01/2005 to 12/31/2005            $9.54            $9.11            220,842
    01/01/2006 to 12/31/2006            $9.11            $7.90            560,897
    01/01/2007 to 12/31/2007            $7.90            $8.12          1,000,449
    01/01/2008 to 12/31/2008            $8.12            $9.92            233,809
    01/01/2009 to 12/31/2009            $9.92            $6.59            463,501
    01/01/2010 to 12/31/2010            $6.59            $4.61            355,244
    01/01/2011 to 12/31/2011            $4.61            $4.12            702,306
    01/01/2012 to 12/31/2012            $4.12            $3.28            351,352
    01/01/2013 to 12/31/2013            $3.28            $2.22            176,749

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    01/01/2004 to 12/31/2004           $10.16           $11.98          4,677,820
    01/01/2005 to 12/31/2005           $11.98           $12.67          4,579,886
    01/01/2006 to 12/31/2006           $12.67           $13.54          1,643,633
    01/01/2007 to 12/31/2007           $13.54           $13.85            676,467
    01/01/2008 to 12/31/2008           $13.85            $8.99            990,289
    01/01/2009 to 12/31/2009            $8.99           $11.15          1,476,283
    01/01/2010 to 12/31/2010           $11.15           $13.79          1,733,790
    01/01/2011 to 12/31/2011           $13.79           $13.73          1,437,215
    01/01/2012 to 12/31/2012           $13.73           $15.19            495,243
    01/01/2013 to 12/31/2013           $15.19           $20.98            722,604
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    01/01/2004 to 12/31/2004            $9.39           $11.10          4,088,760
    01/01/2005 to 12/31/2005           $11.10           $11.35          1,398,441
    01/01/2006 to 12/31/2006           $11.35           $13.11          2,446,357
    01/01/2007 to 12/31/2007           $13.11           $11.96            714,107
    01/01/2008 to 12/31/2008           $11.96            $8.15            838,930
    01/01/2009 to 12/31/2009            $8.15            $9.65            610,084
    01/01/2010 to 12/31/2010            $9.65           $11.59            743,101
    01/01/2011 to 12/31/2011           $11.59           $10.94            752,713
    01/01/2012 to 12/31/2012           $10.94           $12.49            481,299
    01/01/2013 to 12/31/2013           $12.49           $16.91            412,071
---------------------------------------------------------------------------------------
ProFund VP Technology
    01/01/2004 to 12/31/2004            $8.66            $8.48            727,580
    01/01/2005 to 12/31/2005            $8.48            $8.45            577,737
    01/01/2006 to 12/31/2006            $8.45            $8.98            673,628
    01/01/2007 to 12/31/2007            $8.98           $10.10          1,668,456
    01/01/2008 to 12/31/2008           $10.10            $5.53            322,313
    01/01/2009 to 12/31/2009            $5.53            $8.78          1,361,950
    01/01/2010 to 12/31/2010            $8.78            $9.56            652,534
    01/01/2011 to 12/31/2011            $9.56            $9.27            719,037
    01/01/2012 to 12/31/2012            $9.27           $10.06            287,188
    01/01/2013 to 12/31/2013           $10.06           $12.38            175,316
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    01/01/2004 to 12/31/2004            $7.21            $8.19            460,848
    01/01/2005 to 12/31/2005            $8.19            $7.52            456,586
    01/01/2006 to 12/31/2006            $7.52            $9.93          1,277,316
    01/01/2007 to 12/31/2007            $9.93           $10.59          1,098,402
    01/01/2008 to 12/31/2008           $10.59            $6.83            840,295
    01/01/2009 to 12/31/2009            $6.83            $7.21            472,593
    01/01/2010 to 12/31/2010            $7.21            $8.20            847,216
    01/01/2011 to 12/31/2011            $8.20            $8.22            476,200
    01/01/2012 to 12/31/2012            $8.22            $9.42            486,914
    01/01/2013 to 12/31/2013            $9.42           $10.38            375,062

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    01/01/2004 to 12/31/2004           $11.08           $11.79          1,051,158
    01/01/2005 to 12/31/2005           $11.79           $12.64          2,312,868
    01/01/2006 to 12/31/2006           $12.64           $11.86            821,668
    01/01/2007 to 12/31/2007           $11.86           $12.85          2,443,725
    01/01/2008 to 12/31/2008           $12.85           $18.92          2,696,273
    01/01/2009 to 12/31/2009           $18.92           $12.54          1,333,606
    01/01/2010 to 12/31/2010           $12.54           $13.58          1,042,250
    01/01/2011 to 12/31/2011           $13.58           $19.17          1,145,039
    01/01/2012 to 12/31/2012           $19.17           $19.03            721,134
    01/01/2013 to 12/31/2013           $19.03           $15.14            419,798
---------------------------------------------------------------------------------------
ProFund VP UltraBull
    01/01/2004 to 12/31/2004           $10.20           $11.76          2,817,803
    01/01/2005 to 12/31/2005           $11.76           $11.87          1,158,024
    01/01/2006 to 12/31/2006           $11.87           $14.36          1,596,920
    01/01/2007 to 12/31/2007           $14.36           $14.24          1,964,725
    01/01/2008 to 12/31/2008           $14.24            $4.57          8,061,341
    01/01/2009 to 12/31/2009            $4.57            $6.50          1,590,074
    01/01/2010 to 12/31/2010            $6.50            $7.81            914,644
    01/01/2011 to 12/31/2011            $7.81            $7.31            689,374
    01/01/2012 to 12/31/2012            $7.31            $9.26            451,227
    01/01/2013 to 12/31/2013            $9.26           $15.31            302,573
---------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    01/01/2004 to 12/31/2004            $9.55           $11.99          3,106,849
    01/01/2005 to 12/31/2005           $11.99           $13.91          1,935,489
    01/01/2006 to 12/31/2006           $13.91           $15.14          1,588,771
    01/01/2007 to 12/31/2007           $15.14           $15.77          1,072,846
    01/01/2008 to 12/31/2008           $15.77            $5.04          2,684,256
    01/01/2009 to 12/31/2009            $5.04            $8.23          1,356,598
    01/01/2010 to 12/31/2010            $8.23           $12.11          1,530,577
    01/01/2011 to 12/31/2011           $12.11           $10.28            591,778
    01/01/2012 to 12/31/2012           $10.28           $13.40            516,451
    01/01/2013 to 12/31/2013           $13.40           $22.48            317,543
---------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100
    01/01/2004 to 12/31/2004            $7.03            $7.89          6,592,447
    01/01/2005 to 12/31/2005            $7.89            $7.47          4,740,165
    01/01/2006 to 12/31/2006            $7.47            $7.70          2,319,572
    01/01/2007 to 12/31/2007            $7.70            $9.73          4,024,405
    01/01/2008 to 12/31/2008            $9.73            $2.61          3,358,757
    01/01/2009 to 12/31/2009            $2.61            $5.63          1,661,197
    01/01/2010 to 12/31/2010            $5.63            $7.48          1,359,439
    01/01/2011 to 12/31/2011            $7.48            $7.27          1,795,997
    01/01/2012 to 12/31/2012            $7.27            $9.57            563,727
    01/01/2013 to 12/31/2013            $9.57           $16.84            561,715

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap
    01/01/2004 to 12/31/2004                        $12.04           $15.52          5,098,565
    01/01/2005 to 12/31/2005                        $15.52           $15.23            816,754
    01/01/2006 to 12/31/2006                        $15.23           $18.87          1,580,595
    01/01/2007 to 12/31/2007                        $18.87           $16.11            527,856
    01/01/2008 to 12/31/2008                        $16.11            $5.36          2,519,397
    01/01/2009 to 12/31/2009                         $5.36            $7.39            747,146
    01/01/2010 to 12/31/2010                         $7.39           $10.79            930,703
    01/01/2011 to 12/31/2011                        $10.79            $8.61            508,081
    01/01/2012 to 12/31/2012                         $8.61           $10.97            395,941
    01/01/2013 to 12/31/2013                        $10.97           $20.13            296,920
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    01/01/2004 to 12/31/2004                         $9.34           $11.13          1,060,939
    01/01/2005 to 12/31/2005                        $11.13           $12.37          1,996,877
    01/01/2006 to 12/31/2006                        $12.37           $14.51          2,195,309
    01/01/2007 to 12/31/2007                        $14.51           $16.52          3,808,582
    01/01/2008 to 12/31/2008                        $16.52           $11.26          1,279,942
    01/01/2009 to 12/31/2009                        $11.26           $12.27            940,314
    01/01/2010 to 12/31/2010                        $12.27           $12.78            893,746
    01/01/2011 to 12/31/2011                        $12.78           $14.77          1,349,692
    01/01/2012 to 12/31/2012                        $14.77           $14.55            788,140
    01/01/2013 to 12/31/2013                        $14.55           $16.21            725,550
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    01/01/2004 to 12/31/2004                            --           $10.53            269,671
    01/01/2005 to 12/31/2005                        $10.53           $12.05            672,243
    01/01/2006 to 12/31/2006                        $12.05           $14.35            742,865
    01/01/2007 to 12/31/2007                        $14.35           $16.87            828,104
    01/01/2008 to 12/31/2008                        $16.87            $8.25            357,600
    01/01/2009 to 12/31/2009                         $8.25           $11.12            408,047
    01/01/2010 to 12/31/2010                        $11.12           $12.47            346,910
    01/01/2011 to 12/31/2011                        $12.47           $10.44            327,254
    01/01/2012 to 12/31/2012                        $10.44           $12.56            230,539
    01/01/2013 to 12/31/2013                        $12.56           $14.69            101,416
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    01/01/2004 to 12/31/2004                            --           $10.75            173,851
    01/01/2005 to 12/31/2005                        $10.75           $11.01            304,840
    01/01/2006 to 12/31/2006                        $11.01           $11.14            290,152
    01/01/2007 to 12/31/2007                        $11.14           $11.42            274,858
    01/01/2008 to 12/31/2008                        $11.42            $8.09            259,188
    01/01/2009 to 12/31/2009                         $8.09            $9.05            240,776
    01/01/2010 to 12/31/2010                         $9.05           $10.62            226,552
    01/01/2011 to 12/31/2011                        $10.62           $11.34            243,395
    01/01/2012 to 12/31/2012                        $11.34           $12.21            149,031
    01/01/2013 to 12/31/2013                        $12.21           $17.07            202,561

                                                                               Number of
                                           Accumulation     Accumulation      Accumulation
                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                            Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    01/01/2004 to 12/31/2004                      --           $11.32          1,777,316
    01/01/2005 to 12/31/2005                  $11.32           $11.94          2,420,874
    01/01/2006 to 12/31/2006                  $11.94           $13.10          2,772,210
    01/01/2007 to 12/31/2007                  $13.10           $14.10          2,203,754
    01/01/2008 to 12/31/2008                  $14.10            $7.65          1,345,285
    01/01/2009 to 12/31/2009                   $7.65            $8.51            861,853
    01/01/2010 to 12/31/2010                   $8.51            $9.96            654,754
    01/01/2011 to 12/31/2011                   $9.96            $9.64            581,345
    01/01/2012 to 12/31/2012                   $9.64           $10.71            565,987
    01/01/2013 to 12/31/2013                  $10.71           $14.30            532,138
----------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    01/01/2004 to 12/31/2004                      --           $10.48            155,695
    01/01/2005 to 12/31/2005                  $10.48            $9.98            194,864
    01/01/2006 to 12/31/2006                   $9.98           $12.32            481,064
    01/01/2007 to 12/31/2007                  $12.32           $12.20            235,030
    01/01/2008 to 12/31/2008                  $12.20            $8.58            249,670
    01/01/2009 to 12/31/2009                   $8.58            $9.61            136,907
    01/01/2010 to 12/31/2010                   $9.61           $11.04            221,649
    01/01/2011 to 12/31/2011                  $11.04           $11.69            189,624
    01/01/2012 to 12/31/2012                  $11.69           $12.73            184,517
    01/01/2013 to 12/31/2013                  $12.73           $16.39            166,823
----------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/02/2005* to 12/31/2005                 $10.00            $9.76          1,240,525
    01/01/2006 to 12/31/2006                   $9.76           $11.34          2,310,768
    01/01/2007 to 12/31/2007                  $11.34           $11.28          2,000,024
    01/01/2008 to 12/31/2008                  $11.28            $6.59          1,374,063
    01/01/2009 to 12/31/2009                   $6.59            $7.40            996,116
    01/01/2010 to 12/31/2010                   $7.40            $8.48            902,956
    01/01/2011 to 12/31/2011                   $8.48            $8.84          1,077,472
    01/01/2012 to 12/31/2012                   $8.84            $9.18            630,897
    01/01/2013 to 12/31/2013                   $9.18           $11.57            561,037
----------------------------------------------------------------------------------------------
Value Line Target 25 Portfolio
    01/01/2004 to 12/31/2004                      --           $12.59            389,792
    01/01/2005 to 12/31/2005                  $12.59           $14.82          1,068,337
    01/01/2006 to 12/31/2006                  $14.82           $15.00          1,119,827
    01/01/2007 to 12/31/2007                  $15.00           $17.43          1,173,103
    01/01/2008 to 12/31/2008                  $17.43            $7.74          1,027,401
    01/01/2009 to 12/31/2009                   $7.74            $8.16            663,617
    01/01/2010 to 12/31/2010                   $8.16           $10.47            604,695
    01/01/2011 to 12/31/2011                  $10.47            $7.75            467,540
    01/01/2012 to 12/31/2012                   $7.75            $9.25            312,129
    01/01/2013 to 12/31/2013                   $9.25           $11.96            253,593
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    01/01/2004 to 12/31/2004                  $10.23           $11.18            590,808
    01/01/2005 to 12/31/2005                  $11.18           $11.59            534,648
    01/01/2006 to 12/31/2006                  $11.59           $13.51            582,613
    01/01/2007 to 12/31/2007                  $13.51           $13.66            497,287
    01/01/2008 to 12/31/2008                  $13.66            $8.53            312,113
    01/01/2009 to 12/31/2009                   $8.53            $9.81            287,896
    01/01/2010 to 07/16/2010                   $9.81            $9.43                  0

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $13.33           $16.11           637,587
    01/01/2011 to 12/31/2011                                         $16.11           $13.82           523,908
    01/01/2012 to 12/31/2012                                         $13.82           $15.45           401,945
    01/01/2013 to 12/31/2013                                         $15.45           $18.23           283,907
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                         $9.43           $10.98           306,415
    01/01/2011 to 12/31/2011                                         $10.98           $10.57           290,158
    01/01/2012 to 12/31/2012                                         $10.57           $12.42           233,447
    01/01/2013 to 12/31/2013                                         $12.42           $15.91           251,990
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $12.54           $15.82           385,986
    01/01/2011 to 12/31/2011                                         $15.82           $14.72           411,256
    01/01/2012 to 12/31/2012                                         $14.72           $17.48           413,544
    01/01/2013 to 12/31/2013                                         $17.48           $24.11           306,342
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.25           617,813
    01/01/2011 to 12/31/2011                                         $12.25           $11.52           383,450
    01/01/2012 to 12/31/2012                                         $11.52           $12.25           264,060
    01/01/2013 to 12/31/2013                                         $12.25           $18.14           293,944



 *  Denotes the start date of these sub-accounts

                                    APEX II
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

  ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO
                Plus 2008 60 bps and Combo 5%/HAV 80 bps (3.05%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                              $10.02           $12.13            20,597
    01/01/2010 to 12/31/2010                              $12.13           $13.17            65,536
    01/01/2011 to 12/31/2011                              $13.17           $12.43            29,622
    01/01/2012 to 12/31/2012                              $12.43           $13.57            36,253
    01/01/2013 to 12/31/2013                              $13.57           $14.46            11,985
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                              $10.04           $12.33            33,933
    01/01/2010 to 12/31/2010                              $12.33           $13.59            52,061
    01/01/2011 to 12/31/2011                              $13.59           $13.19            26,435
    01/01/2012 to 12/31/2012                              $13.19           $14.54            36,464
    01/01/2013 to 12/31/2013                              $14.54           $16.43            19,293
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.08           $12.38            11,520
    01/01/2010 to 12/31/2010                              $12.38           $13.66            10,502
    01/01/2011 to 12/31/2011                              $13.66           $13.72             7,324
    01/01/2012 to 05/04/2012                              $13.72           $14.83                 0

                                                                                  Number of
                                              Accumulation     Accumulation      Accumulation
                                              Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                               Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                     $10.02           $11.96           104,004
    01/01/2010 to 12/31/2010                     $11.96           $13.02           131,786
    01/01/2011 to 12/31/2011                     $13.02           $12.47            52,667
    01/01/2012 to 12/31/2012                     $12.47           $13.60            56,424
    01/01/2013 to 12/31/2013                     $13.60           $15.51            26,419
-------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                    $10.00            $9.08                 0
    01/01/2012 to 12/31/2012                      $9.08            $9.85                 0
    01/01/2013 to 12/31/2013                      $9.85           $10.58             3,133
-------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                    $10.00           $10.40             1,087
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2015
    05/01/2009 to 12/31/2009                      $9.96            $9.92                 0
    01/01/2010 to 12/31/2010                      $9.92           $10.52                 0
    01/01/2011 to 12/31/2011                     $10.52           $10.85                 0
    01/01/2012 to 12/31/2012                     $10.85           $10.84                 0
    01/01/2013 to 12/31/2013                     $10.84           $10.48                 0
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                      $9.94            $9.54            10,856
    01/01/2010 to 12/31/2010                      $9.54           $10.23            53,548
    01/01/2011 to 12/31/2011                     $10.23           $10.88            99,457
    01/01/2012 to 12/31/2012                     $10.88           $10.98            49,369
    01/01/2013 to 12/31/2013                     $10.98           $10.58            31,441
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2017
    01/04/2010* to 12/31/2010                    $10.00           $10.63            78,013
    01/01/2011 to 12/31/2011                     $10.63           $11.48           166,186
    01/01/2012 to 12/31/2012                     $11.48           $11.70           128,946
    01/01/2013 to 12/31/2013                     $11.70           $11.11            97,521
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                      $9.92            $9.61                 0
    01/01/2010 to 12/31/2010                      $9.61           $10.36                 0
    01/01/2011 to 12/31/2011                     $10.36           $11.41           300,079
    01/01/2012 to 12/31/2012                     $11.41           $11.69           203,929
    01/01/2013 to 12/31/2013                     $11.69           $10.98           124,021
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                      $9.91            $9.51                 0
    01/01/2010 to 12/31/2010                      $9.51           $10.27                 0
    01/01/2011 to 12/31/2011                     $10.27           $11.55                 0
    01/01/2012 to 12/31/2012                     $11.55           $11.85            57,097
    01/01/2013 to 12/31/2013                     $11.85           $10.93            75,887
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                      $9.88            $9.19                 0
    01/01/2010 to 12/31/2010                      $9.19            $9.96            67,081
    01/01/2011 to 12/31/2011                      $9.96           $11.46             5,989
    01/01/2012 to 12/31/2012                     $11.46           $11.82             3,224
    01/01/2013 to 12/31/2013                     $11.82           $10.71           100,166
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                    $10.00           $10.87            55,827
    01/01/2011 to 12/31/2011                     $10.87           $12.68           479,189
    01/01/2012 to 12/31/2012                     $12.68           $13.12           250,845
    01/01/2013 to 12/31/2013                     $13.12           $11.83            78,873

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                                     $10.00           $11.87           148,179
    01/01/2012 to 12/31/2012                                      $11.87           $12.18           231,919
    01/01/2013 to 12/31/2013                                      $12.18           $10.66            25,469
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                                     $10.00           $10.27            77,251
    01/01/2013 to 12/31/2013                                      $10.27            $8.94           685,322
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                                     $10.00            $8.64           347,529
------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.04           $12.23            88,371
    01/01/2010 to 12/31/2010                                      $12.23           $13.44           112,968
    01/01/2011 to 12/31/2011                                      $13.44           $12.71            48,818
    01/01/2012 to 12/31/2012                                      $12.71           $14.02            64,061
    01/01/2013 to 12/31/2013                                      $14.02           $16.67            34,911
------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                                     $10.00           $11.52                 0
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                       $9.61           $14.41             3,009
    01/01/2010 to 12/31/2010                                      $14.41           $17.98             2,762
    01/01/2011 to 12/31/2011                                      $17.98           $18.59             1,055
    01/01/2012 to 12/31/2012                                      $18.59           $20.78             1,973
    01/01/2013 to 12/31/2013                                      $20.78           $20.78               973
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $10.00            $9.60                 0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                       $9.98           $12.90             3,606
    01/01/2010 to 12/31/2010                                      $12.90           $16.57             4,862
    01/01/2011 to 12/31/2011                                      $16.57           $13.96             5,255
    01/01/2012 to 12/31/2012                                      $13.96           $16.25             5,823
    01/01/2013 to 12/31/2013                                      $16.25           $22.19             4,781
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.03           $11.89             9,882
    01/01/2010 to 12/31/2010                                      $11.89           $13.06            11,383
    01/01/2011 to 12/31/2011                                      $13.06           $12.35             6,047
    01/01/2012 to 12/31/2012                                      $12.35           $13.61             6,502
    01/01/2013 to 12/31/2013                                      $13.61           $15.73             1,090
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                      $10.01           $12.21            40,030
    01/01/2010 to 12/31/2010                                      $12.21           $13.54            69,693
    01/01/2011 to 12/31/2011                                      $13.54           $12.93            27,636
    01/01/2012 to 12/31/2012                                      $12.93           $13.87            29,060
    01/01/2013 to 12/31/2013                                      $13.87           $15.43            12,216
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.64            85,979
    01/01/2013 to 12/31/2013                                      $10.64           $12.85            61,658
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.71                 0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                       $9.86           $13.84             5,212
    01/01/2010 to 12/31/2010                                      $13.84           $16.13             5,671
    01/01/2011 to 12/31/2011                                      $16.13           $14.85             2,697
    01/01/2012 to 12/31/2012                                      $14.85           $18.26             2,502
    01/01/2013 to 12/31/2013                                      $18.26           $18.47               757
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.05           $12.75             5,300
    01/01/2010 to 12/31/2010                                      $12.75           $13.64             5,682
    01/01/2011 to 12/31/2011                                      $13.64           $12.70               564
    01/01/2012 to 12/31/2012                                      $12.70           $14.74             1,000
    01/01/2013 to 12/31/2013                                      $14.74           $18.54               549
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.12           $12.12             5,259
    01/01/2010 to 12/31/2010                                      $12.12           $13.27             4,461
    01/01/2011 to 12/31/2011                                      $13.27           $12.15             2,054
    01/01/2012 to 12/31/2012                                      $12.15           $14.10             2,577
    01/01/2013 to 12/31/2013                                      $14.10           $18.25             2,072
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.06           $13.39            10,087
    01/01/2010 to 12/31/2010                                      $13.39           $15.56            11,918
    01/01/2011 to 12/31/2011                                      $15.56           $14.64             5,719
    01/01/2012 to 12/31/2012                                      $14.64           $16.97             5,361
    01/01/2013 to 12/31/2013                                      $16.97           $21.75             3,788
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $11.78             8,173
    01/01/2010 to 12/31/2010                                      $11.78           $12.74            48,976
    01/01/2011 to 12/31/2011                                      $12.74           $12.29            29,103
    01/01/2012 to 12/31/2012                                      $12.29           $13.13            27,510
    01/01/2013 to 12/31/2013                                      $13.13           $13.98             3,763
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                       $9.95           $12.67            11,393
    01/01/2010 to 12/31/2010                                      $12.67           $15.58            11,365
    01/01/2011 to 12/31/2011                                      $15.58           $15.30             2,764
    01/01/2012 to 12/31/2012                                      $15.30           $17.16             5,135
    01/01/2013 to 12/31/2013                                      $17.16           $23.09             1,883
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.10           $12.67             3,083
    01/01/2010 to 12/31/2010                                      $12.67           $13.81             2,749
    01/01/2011 to 12/31/2011                                      $13.81           $13.33             1,157
    01/01/2012 to 12/31/2012                                      $13.33           $14.65               912
    01/01/2013 to 12/31/2013                                      $14.65           $19.12               533
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $12.43             5,092
    01/01/2010 to 12/31/2010                                      $12.43           $13.68            10,081
    01/01/2011 to 12/31/2011                                      $13.68           $13.68             2,509
    01/01/2012 to 12/31/2012                                      $13.68           $15.11             5,003
    01/01/2013 to 12/31/2013                                      $15.11           $15.70             4,092

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                  $10.14           $13.18             2,490
    01/01/2010 to 12/31/2010                                  $13.18           $14.63            11,291
    01/01/2011 to 12/31/2011                                  $14.63           $12.35             3,255
    01/01/2012 to 12/31/2012                                  $12.35           $14.42             4,810
    01/01/2013 to 12/31/2013                                  $14.42           $16.64             2,931
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                  $10.12           $13.01             2,413
    01/01/2010 to 12/31/2010                                  $13.01           $14.02             2,501
    01/01/2011 to 12/31/2011                                  $14.02           $11.88             1,271
    01/01/2012 to 12/31/2012                                  $11.88           $13.44             1,073
    01/01/2013 to 12/31/2013                                  $13.44           $15.57               345
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $12.17            20,236
    01/01/2010 to 12/31/2010                                  $12.17           $13.42            32,414
    01/01/2011 to 12/31/2011                                  $13.42           $12.94            14,505
    01/01/2012 to 12/31/2012                                  $12.94           $14.25            12,999
    01/01/2013 to 12/31/2013                                  $14.25           $16.07             2,443
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                  $10.13           $13.50             6,659
    01/01/2010 to 12/31/2010                                  $13.50           $14.02            15,984
    01/01/2011 to 12/31/2011                                  $14.02           $12.35             3,646
    01/01/2012 to 12/31/2012                                  $12.35           $14.60             4,897
    01/01/2013 to 12/31/2013                                  $14.60           $16.33             2,837
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $11.59            20,757
    01/01/2010 to 12/31/2010                                  $11.59           $12.06            27,863
    01/01/2011 to 12/31/2011                                  $12.06           $11.72            14,468
    01/01/2012 to 12/31/2012                                  $11.72           $12.58            14,931
    01/01/2013 to 12/31/2013                                  $12.58           $13.54             3,132
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                 $10.08           $10.27                 0
    01/01/2010 to 12/31/2010                                  $10.27           $11.09               692
    01/01/2011 to 12/31/2011                                  $11.09           $10.82               502
    01/01/2012 to 12/31/2012                                  $10.82           $12.08             5,202
    01/01/2013 to 12/31/2013                                  $12.08           $15.99             3,955
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                 $10.14           $10.28                 0
    01/01/2010 to 12/31/2010                                  $10.28           $11.34               916
    01/01/2011 to 12/31/2011                                  $11.34           $10.34               252
    01/01/2012 to 12/31/2012                                  $10.34           $11.36               289
    01/01/2013 to 12/31/2013                                  $11.36           $14.47               201
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                  $10.06           $12.65               573
    01/01/2010 to 12/31/2010                                  $12.65           $13.88            14,237
    01/01/2011 to 12/31/2011                                  $13.88           $12.89             2,571
    01/01/2012 to 12/31/2012                                  $12.89           $14.61             3,452
    01/01/2013 to 12/31/2013                                  $14.61           $19.81             2,533

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.01           $12.63            10,541
    01/01/2010 to 12/31/2010                              $12.63           $14.66            10,205
    01/01/2011 to 12/31/2011                              $14.66           $14.09             6,178
    01/01/2012 to 12/31/2012                              $14.09           $15.33             5,047
    01/01/2013 to 12/31/2013                              $15.33           $20.31             4,771
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                              $10.03           $12.00             1,494
    01/01/2010 to 12/31/2010                              $12.00           $13.20             5,460
    01/01/2011 to 12/31/2011                              $13.20           $14.10             3,371
    01/01/2012 to 12/31/2012                              $14.10           $14.48             3,340
    01/01/2013 to 12/31/2013                              $14.48           $13.76               550
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                              $10.07           $13.28             9,929
    01/01/2010 to 12/31/2010                              $13.28           $14.42             7,763
    01/01/2011 to 12/31/2011                              $14.42           $13.54             3,117
    01/01/2012 to 12/31/2012                              $13.54           $16.16             6,301
    01/01/2013 to 12/31/2013                              $16.16           $20.00             2,669
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.03           $12.07            12,013
    01/01/2010 to 12/31/2010                              $12.07           $13.20            19,094
    01/01/2011 to 12/31/2011                              $13.20           $12.72             5,650
    01/01/2012 to 12/31/2012                              $12.72           $14.44            12,520
    01/01/2013 to 12/31/2013                              $14.44           $19.14             7,446
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $10.00           $10.14                 0
    01/01/2013 to 12/31/2013                              $10.14           $13.23                 0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $13.14            12,399
    01/01/2010 to 12/31/2010                              $13.14           $15.75             8,558
    01/01/2011 to 12/31/2011                              $15.75           $14.74             4,926
    01/01/2012 to 12/31/2012                              $14.74           $16.92             5,226
    01/01/2013 to 12/31/2013                              $16.92           $21.73             2,453
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $10.00            $9.80            61,155
    01/01/2010 to 12/31/2010                               $9.80            $9.50            66,807
    01/01/2011 to 12/31/2011                               $9.50            $9.22            22,753
    01/01/2012 to 12/31/2012                               $9.22            $8.94            21,654
    01/01/2013 to 12/31/2013                               $8.94            $8.66            38,219
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $10.13           $13.62             1,324
    01/01/2010 to 12/31/2010                              $13.62           $16.31             2,199
    01/01/2011 to 12/31/2011                              $16.31           $15.42               751
    01/01/2012 to 12/31/2012                              $15.42           $17.51             4,345
    01/01/2013 to 12/31/2013                              $17.51           $24.10             3,593
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.05                 0
    01/01/2012 to 12/31/2012                              $10.05           $10.21               454
    01/01/2013 to 12/31/2013                              $10.21            $9.62                 0

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $12.28             2,880
    01/01/2010 to 12/31/2010                                  $12.28           $15.32            12,697
    01/01/2011 to 12/31/2011                                  $15.32           $15.10             3,661
    01/01/2012 to 12/31/2012                                  $15.10           $16.46            10,250
    01/01/2013 to 12/31/2013                                  $16.46           $21.16             6,640
--------------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                   $9.93           $11.99             1,364
    01/01/2010 to 12/31/2010                                  $11.99           $13.98            13,027
    01/01/2011 to 04/29/2011                                  $13.98           $15.60                 0
--------------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                                 $10.00           $10.22            17,403
    01/01/2013 to 12/31/2013                                  $10.22           $11.79            12,005
--------------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                                  $10.05           $14.70               544
    01/01/2010 to 12/31/2010                                  $14.70           $17.42             8,655
    01/01/2011 to 12/31/2011                                  $17.42           $13.47             3,004
    01/01/2012 to 12/31/2012                                  $13.47           $15.40             3,488
    01/01/2013 to 12/31/2013                                  $15.40           $14.96               966
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                                   $9.99           $10.41            10,719
    01/01/2010 to 12/31/2010                                  $10.41           $10.49             8,917
    01/01/2011 to 12/31/2011                                  $10.49           $10.40             3,150
    01/01/2012 to 12/31/2012                                  $10.40           $10.55             3,391
    01/01/2013 to 12/31/2013                                  $10.55           $10.01               590
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $10.98           109,219
    01/01/2010 to 12/31/2010                                  $10.98           $11.46           174,087
    01/01/2011 to 12/31/2011                                  $11.46           $11.47            92,726
    01/01/2012 to 12/31/2012                                  $11.47           $12.15            96,820
    01/01/2013 to 12/31/2013                                  $12.15           $11.57            35,919
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.02           $11.53           117,847
    01/01/2010 to 12/31/2010                                  $11.53           $12.36           141,279
    01/01/2011 to 12/31/2011                                  $12.36           $12.10            76,596
    01/01/2012 to 12/31/2012                                  $12.10           $12.95            76,027
    01/01/2013 to 12/31/2013                                  $12.95           $13.71            18,950
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                 $10.02           $10.05               193
    01/01/2012 to 12/31/2012                                  $10.05           $10.43                85
    01/01/2013 to 12/31/2013                                  $10.43            $9.88                 0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $12.07            33,032
    01/01/2010 to 12/31/2010                                  $12.07           $13.93            76,341
    01/01/2011 to 12/31/2011                                  $13.93           $12.67            31,690
    01/01/2012 to 12/31/2012                                  $12.67           $13.87            41,291
    01/01/2013 to 12/31/2013                                  $13.87           $15.74            17,345

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.72                56
    01/01/2010 to 12/31/2010                                  $12.72           $14.19               312
    01/01/2011 to 12/31/2011                                  $14.19           $14.23               118
    01/01/2012 to 12/31/2012                                  $14.23           $16.39                83
    01/01/2013 to 12/31/2013                                  $16.39           $21.05                34
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.81                 0
    01/01/2012 to 12/31/2012                                   $8.81            $9.67                 0
    01/01/2013 to 12/31/2013                                   $9.67           $11.47                 0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $11.86            24,557
    01/01/2010 to 12/31/2010                                  $11.86           $12.87            39,827
    01/01/2011 to 12/31/2011                                  $12.87           $12.25            16,831
    01/01/2012 to 12/31/2012                                  $12.25           $13.09            20,040
    01/01/2013 to 12/31/2013                                  $13.09           $14.27             5,148
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                  $10.05           $12.26             8,395
    01/01/2010 to 12/31/2010                                  $12.26           $13.59            20,779
    01/01/2011 to 12/31/2011                                  $13.59           $12.86             9,445
    01/01/2012 to 12/31/2012                                  $12.86           $14.45            11,058
    01/01/2013 to 12/31/2013                                  $14.45           $16.54             4,145
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.30            20,952
    01/01/2010 to 12/31/2010                                  $12.30           $13.34            37,585
    01/01/2011 to 12/31/2011                                  $13.34           $12.49            18,344
    01/01/2012 to 12/31/2012                                  $12.49           $13.46            17,149
    01/01/2013 to 12/31/2013                                  $13.46           $14.93             6,711
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $10.01           $13.05             1,009
    01/01/2010 to 12/31/2010                                  $13.05           $17.25             4,684
    01/01/2011 to 12/31/2011                                  $17.25           $16.57             1,545
    01/01/2012 to 12/31/2012                                  $16.57           $18.01             4,955
    01/01/2013 to 12/31/2013                                  $18.01           $23.61             3,505
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $12.85               758
    01/01/2010 to 12/31/2010                                  $12.85           $15.70             9,508
    01/01/2011 to 12/31/2011                                  $15.70           $14.31             2,394
    01/01/2012 to 12/31/2012                                  $14.31           $16.40             3,290
    01/01/2013 to 12/31/2013                                  $16.40           $21.84             2,171
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $12.06            43,885
    01/01/2010 to 12/31/2010                                  $12.06           $13.05            45,724
    01/01/2011 to 12/31/2011                                  $13.05           $12.90            20,735
    01/01/2012 to 12/31/2012                                  $12.90           $14.19            29,389
    01/01/2013 to 12/31/2013                                  $14.19           $16.08            15,266
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                                  $10.10           $12.82               240
    01/01/2010 to 12/31/2010                                  $12.82           $14.07               187
    01/01/2011 to 12/31/2011                                  $14.07           $13.42             1,337
    01/01/2012 to 12/31/2012                                  $13.42           $15.25               120
    01/01/2013 to 12/31/2013                                  $15.25           $19.18               429

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.99           $13.07             5,649
    01/01/2010 to 12/31/2010                                 $13.07           $14.68            16,473
    01/01/2011 to 12/31/2011                                 $14.68           $13.99             4,943
    01/01/2012 to 12/31/2012                                 $13.99           $15.95             7,580
    01/01/2013 to 12/31/2013                                 $15.95           $22.27             3,641
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                 $10.30           $13.66            22,188
    01/01/2010 to 12/31/2010                                 $13.66           $15.96            33,585
    01/01/2011 to 12/31/2011                                 $15.96           $13.16            12,364
    01/01/2012 to 12/31/2012                                 $13.16           $13.22            17,404
    01/01/2013 to 12/31/2013                                 $13.22           $14.79             7,649
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                 $10.02           $11.03             7,216
    01/01/2010 to 12/31/2010                                 $11.03           $11.31            13,161
    01/01/2011 to 12/31/2011                                 $11.31           $11.42             8,552
    01/01/2012 to 12/31/2012                                 $11.42           $11.65             8,562
    01/01/2013 to 12/31/2013                                 $11.65           $10.87               953
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.06           $12.68            35,658
    01/01/2010 to 12/31/2010                                 $12.68           $14.09            29,905
    01/01/2011 to 12/31/2011                                 $14.09           $13.19             9,998
    01/01/2012 to 12/31/2012                                 $13.19           $14.19            18,422
    01/01/2013 to 12/31/2013                                 $14.19           $16.58            11,668
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.99           $10.68               608
    01/01/2010 to 12/31/2010                                 $10.68           $11.17             8,009
    01/01/2011 to 12/31/2011                                 $11.17           $11.48             2,004
    01/01/2012 to 12/31/2012                                 $11.48           $12.00             4,104
    01/01/2013 to 12/31/2013                                 $12.00           $11.46             1,345
-------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    05/01/2009 to 12/31/2009                                 $10.04           $12.55                 0
    01/01/2010 to 07/16/2010                                 $12.55           $12.19                 0
-------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    05/01/2009 to 12/31/2009                                 $10.05           $12.65                96
    01/01/2010 to 07/16/2010                                 $12.65           $11.93                 0
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    05/01/2009 to 12/31/2009                                  $9.89           $12.76               471
    01/01/2010 to 07/16/2010                                 $12.76           $11.82                 0
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    05/01/2009 to 12/31/2009                                 $10.10           $13.19                 0
    01/01/2010 to 12/31/2010                                 $13.19           $15.21               400
    01/01/2011 to 12/31/2011                                 $15.21           $13.14               113
    01/01/2012 to 12/31/2012                                 $13.14           $14.50               127
    01/01/2013 to 12/31/2013                                 $14.50           $18.43                 0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                 $10.07           $12.74            43,424
    01/01/2010 to 12/31/2010                                 $12.74           $13.62           109,519
    01/01/2011 to 12/31/2011                                 $13.62           $12.98            50,893
    01/01/2012 to 09/21/2012                                 $12.98           $14.39                 0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    05/01/2009 to 12/31/2009                                    $10.06           $14.39              685
    01/01/2010 to 12/31/2010                                    $14.39           $15.31            1,333
    01/01/2011 to 12/31/2011                                    $15.31           $13.73              657
    01/01/2012 to 12/31/2012                                    $13.73           $16.69              812
    01/01/2013 to 12/31/2013                                    $16.69           $18.50               52
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                   $10.03            $8.09              380
    01/01/2012 to 04/27/2012                                     $8.09            $9.13                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                    $9.99            $9.03              981
    01/01/2012 to 12/31/2012                                     $9.03           $10.40            1,301
    01/01/2013 to 12/31/2013                                    $10.40           $13.21              478
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.04           $13.06              637
    01/01/2010 to 12/31/2010                                    $13.06           $15.68              576
    01/01/2011 to 04/29/2011                                    $15.68           $17.38                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.00           $13.90            2,477
    01/01/2010 to 12/31/2010                                    $13.90           $14.86            1,798
    01/01/2011 to 04/29/2011                                    $14.86           $15.61                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    05/01/2009 to 12/31/2009                                     $9.95           $12.67              410
    01/01/2010 to 12/31/2010                                    $12.67           $12.93            1,135
    01/01/2011 to 12/31/2011                                    $12.93           $13.03              509
    01/01/2012 to 12/31/2012                                    $13.03           $15.28              646
    01/01/2013 to 12/31/2013                                    $15.28           $20.81               58
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.67              486
    01/01/2013 to 12/31/2013                                     $9.67           $12.85              147
----------------------------------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    05/01/2009 to 12/31/2009                                    $10.12           $14.41            3,106
    01/01/2010 to 12/31/2010                                    $14.41           $16.23            2,867
    01/01/2011 to 12/31/2011                                    $16.23           $12.21              701
    01/01/2012 to 12/31/2012                                    $12.21           $13.82              674
    01/01/2013 to 12/31/2013                                    $13.82           $13.40               15
----------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30
    05/01/2009 to 12/31/2009                                    $10.20           $13.92                0
    01/01/2010 to 12/31/2010                                    $13.92           $15.37                0
    01/01/2011 to 12/31/2011                                    $15.37           $10.88                0
    01/01/2012 to 12/31/2012                                    $10.88           $12.18                0
    01/01/2013 to 12/31/2013                                    $12.18           $13.58                0
----------------------------------------------------------------------------------------------------------------
ProFund VP Banks
    05/01/2009 to 12/31/2009                                     $9.77           $12.43                0
    01/01/2010 to 12/31/2010                                    $12.43           $13.05                0
    01/01/2011 to 12/31/2011                                    $13.05            $9.27                0
    01/01/2012 to 12/31/2012                                     $9.27           $11.99                0
    01/01/2013 to 12/31/2013                                    $11.99           $15.51                0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Basic Materials
    05/01/2009 to 12/31/2009               $10.15           $14.20              347
    01/01/2010 to 12/31/2010               $14.20           $17.86              463
    01/01/2011 to 12/31/2011               $17.86           $14.52                0
    01/01/2012 to 12/31/2012               $14.52           $15.27                0
    01/01/2013 to 12/31/2013               $15.27           $17.53                0
-------------------------------------------------------------------------------------------
ProFund VP Bear
    05/01/2009 to 12/31/2009                $9.94            $7.28            1,686
    01/01/2010 to 12/31/2010                $7.28            $5.80            7,621
    01/01/2011 to 12/31/2011                $5.80            $5.13            1,565
    01/01/2012 to 12/31/2012                $5.13            $4.14            1,206
    01/01/2013 to 12/31/2013                $4.14            $2.95                0
-------------------------------------------------------------------------------------------
ProFund VP Bull
    05/01/2009 to 12/31/2009               $10.05           $12.58                0
    01/01/2010 to 12/31/2010               $12.58           $13.74                0
    01/01/2011 to 12/31/2011               $13.74           $13.32                0
    01/01/2012 to 12/31/2012               $13.32           $14.70                0
    01/01/2013 to 12/31/2013               $14.70           $18.50                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009               $10.03           $12.49                0
    01/01/2010 to 12/31/2010               $12.49           $14.21              391
    01/01/2011 to 12/31/2011               $14.21           $14.73                0
    01/01/2012 to 12/31/2012               $14.73           $15.83                0
    01/01/2013 to 12/31/2013               $15.83           $19.72                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                $9.95           $12.22                0
    01/01/2010 to 12/31/2010               $12.22           $14.39              399
    01/01/2011 to 12/31/2011               $14.39           $14.72                0
    01/01/2012 to 12/31/2012               $14.72           $17.42                0
    01/01/2013 to 12/31/2013               $17.42           $23.62                0
-------------------------------------------------------------------------------------------
ProFund VP Europe 30
    05/01/2009 to 12/31/2009               $10.15           $13.55                0
    01/01/2010 to 12/31/2010               $13.55           $13.48                0
    01/01/2011 to 12/31/2011               $13.48           $11.91                0
    01/01/2012 to 12/31/2012               $11.91           $13.46                0
    01/01/2013 to 12/31/2013               $13.46           $15.87                0
-------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009                $9.83           $12.79              834
    01/01/2010 to 12/31/2010               $12.79           $13.76              685
    01/01/2011 to 12/31/2011               $13.76           $11.50              115
    01/01/2012 to 12/31/2012               $11.50           $13.90              179
    01/01/2013 to 12/31/2013               $13.90           $17.80               20
-------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009                $9.98           $12.70                0
    01/01/2010 to 12/31/2010               $12.70           $12.66                0
    01/01/2011 to 12/31/2011               $12.66           $13.52                0
    01/01/2012 to 12/31/2012               $13.52           $15.39                0
    01/01/2013 to 12/31/2013               $15.39           $20.85                0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009           $10.11           $12.70                0
    01/01/2010 to 12/31/2010           $12.70           $15.23                0
    01/01/2011 to 12/31/2011           $15.23           $14.50                0
    01/01/2012 to 12/31/2012           $14.50           $16.28                0
    01/01/2013 to 12/31/2013           $16.28           $21.82                0
---------------------------------------------------------------------------------------
ProFund VP Japan
    05/01/2009 to 12/31/2009           $10.22           $11.29                0
    01/01/2010 to 12/31/2010           $11.29           $10.23                0
    01/01/2011 to 12/31/2011           $10.23            $8.08                0
    01/01/2012 to 12/31/2012            $8.08            $9.63                0
    01/01/2013 to 12/31/2013            $9.63           $13.84                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009           $10.07           $12.56                0
    01/01/2010 to 12/31/2010           $12.56           $13.78                0
    01/01/2011 to 12/31/2011           $13.78           $13.78                0
    01/01/2012 to 12/31/2012           $13.78           $15.06                0
    01/01/2013 to 12/31/2013           $15.06           $19.08                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009           $10.03           $12.61            1,267
    01/01/2010 to 12/31/2010           $12.61           $13.81              699
    01/01/2011 to 12/31/2011           $13.81           $13.21               66
    01/01/2012 to 12/31/2012           $13.21           $14.79               87
    01/01/2013 to 12/31/2013           $14.79           $18.62                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009            $9.99           $12.58            1,273
    01/01/2010 to 12/31/2010           $12.58           $15.66              702
    01/01/2011 to 12/31/2011           $15.66           $14.75               66
    01/01/2012 to 12/31/2012           $14.75           $16.50               88
    01/01/2013 to 12/31/2013           $16.50           $20.88                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009            $9.92           $12.68                0
    01/01/2010 to 12/31/2010           $12.68           $14.81                0
    01/01/2011 to 12/31/2011           $14.81           $13.80                0
    01/01/2012 to 12/31/2012           $13.80           $15.59                0
    01/01/2013 to 12/31/2013           $15.59           $19.98                0
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    05/01/2009 to 12/31/2009           $10.01           $12.96                0
    01/01/2010 to 12/31/2010           $12.96           $14.86                0
    01/01/2011 to 12/31/2011           $14.86           $14.62                0
    01/01/2012 to 12/31/2012           $14.62           $16.47                0
    01/01/2013 to 12/31/2013           $16.47           $21.45                0
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    05/01/2009 to 12/31/2009           $10.30           $11.85              404
    01/01/2010 to 12/31/2010           $11.85           $13.53              340
    01/01/2011 to 12/31/2011           $13.53           $13.42              115
    01/01/2012 to 12/31/2012           $13.42           $13.38              133
    01/01/2013 to 12/31/2013           $13.38           $16.10               36

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    05/01/2009 to 12/31/2009               $10.02           $13.00                0
    01/01/2010 to 12/31/2010               $13.00           $12.67                0
    01/01/2011 to 12/31/2011               $12.67           $14.26                0
    01/01/2012 to 12/31/2012               $14.26           $15.47                0
    01/01/2013 to 12/31/2013               $15.47           $19.74                0
-------------------------------------------------------------------------------------------
ProFund VP Precious Metals
    05/01/2009 to 12/31/2009               $10.01           $13.59                0
    01/01/2010 to 12/31/2010               $13.59           $17.51                0
    01/01/2011 to 12/31/2011               $17.51           $13.72                0
    01/01/2012 to 12/31/2012               $13.72           $11.36                0
    01/01/2013 to 12/31/2013               $11.36            $6.84                0
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009                $9.62           $13.94                0
    01/01/2010 to 12/31/2010               $13.94           $16.85               40
    01/01/2011 to 12/31/2011               $16.85           $17.11                0
    01/01/2012 to 12/31/2012               $17.11           $19.44                0
    01/01/2013 to 12/31/2013               $19.44           $18.86                0
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    05/01/2009 to 12/31/2009               $10.11           $10.16            2,366
    01/01/2010 to 12/31/2010               $10.16            $8.27            7,909
    01/01/2011 to 12/31/2011                $8.27            $5.01            1,557
    01/01/2012 to 12/31/2012                $5.01            $4.52            1,288
    01/01/2013 to 12/31/2013                $4.52            $5.11               22
-------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    05/01/2009 to 12/31/2009                $9.99            $7.05                0
    01/01/2010 to 12/31/2010                $7.05            $5.39                0
    01/01/2011 to 12/31/2011                $5.39            $4.68                0
    01/01/2012 to 12/31/2012                $4.68            $3.68                0
    01/01/2013 to 12/31/2013                $3.68            $2.52                0
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009               $10.01           $12.50                0
    01/01/2010 to 12/31/2010               $12.50           $15.24               28
    01/01/2011 to 12/31/2011               $15.24           $14.96                0
    01/01/2012 to 12/31/2012               $14.96           $16.32                0
    01/01/2013 to 12/31/2013               $16.32           $22.21                0
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009                $9.96           $12.32            1,307
    01/01/2010 to 12/31/2010               $12.32           $14.59              721
    01/01/2011 to 12/31/2011               $14.59           $13.56               68
    01/01/2012 to 12/31/2012               $13.56           $15.27               90
    01/01/2013 to 12/31/2013               $15.27           $20.39                0
-------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009               $10.15           $10.95            1,469
    01/01/2010 to 12/31/2010               $10.95           $12.28              966
    01/01/2011 to 12/31/2011               $12.28           $12.13              120
    01/01/2012 to 12/31/2012               $12.13           $13.70              174
    01/01/2013 to 12/31/2013               $13.70           $14.89               14

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    05/01/2009 to 12/31/2009                         $9.89            $8.85            1,341
    01/01/2010 to 12/31/2010                         $8.85            $9.44              156
    01/01/2011 to 12/31/2011                         $9.44           $13.14                0
    01/01/2012 to 12/31/2012                        $13.14           $12.86                0
    01/01/2013 to 12/31/2013                        $12.86           $10.09                0
----------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    05/01/2009 to 12/31/2009                         $9.94           $15.92                0
    01/01/2010 to 12/31/2010                        $15.92           $23.11                0
    01/01/2011 to 12/31/2011                        $23.11           $19.35                0
    01/01/2012 to 12/31/2012                        $19.35           $24.85                0
    01/01/2013 to 12/31/2013                        $24.85           $41.10                0
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009                        $10.23           $12.17              875
    01/01/2010 to 12/31/2010                        $12.17           $12.50              483
    01/01/2011 to 12/31/2011                        $12.50           $14.25               45
    01/01/2012 to 12/31/2012                        $14.25           $13.83               60
    01/01/2013 to 12/31/2013                        $13.83           $15.19                0
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    05/01/2009 to 12/31/2009                        $10.14           $13.32                0
    01/01/2010 to 12/31/2010                        $13.32           $14.72                0
    01/01/2011 to 12/31/2011                        $14.72           $12.14                0
    01/01/2012 to 12/31/2012                        $12.14           $14.41                0
    01/01/2013 to 12/31/2013                        $14.41           $16.61                0
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    05/01/2009 to 12/31/2009                        $10.00           $11.93                0
    01/01/2010 to 12/31/2010                        $11.93           $13.80              316
    01/01/2011 to 12/31/2011                        $13.80           $14.53               56
    01/01/2012 to 12/31/2012                        $14.53           $15.41               76
    01/01/2013 to 12/31/2013                        $15.41           $21.24                0
----------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    05/01/2009 to 12/31/2009                        $10.00           $12.22                0
    01/01/2010 to 12/31/2010                        $12.22           $14.12                0
    01/01/2011 to 12/31/2011                        $14.12           $13.46                0
    01/01/2012 to 12/31/2012                        $13.46           $14.75                0
    01/01/2013 to 12/31/2013                        $14.75           $19.41                0
----------------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    05/01/2009 to 12/31/2009                        $10.14           $13.21                0
    01/01/2010 to 12/31/2010                        $13.21           $14.95              449
    01/01/2011 to 12/31/2011                        $14.95           $15.62               96
    01/01/2012 to 12/31/2012                        $15.62           $16.77              131
    01/01/2013 to 12/31/2013                        $16.77           $21.27                0
----------------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/01/2009 to 12/31/2009                        $10.05           $13.63                0
    01/01/2010 to 12/31/2010                        $13.63           $15.39                0
    01/01/2011 to 12/31/2011                        $15.39           $15.82                0
    01/01/2012 to 12/31/2012                        $15.82           $16.19                0
    01/01/2013 to 12/31/2013                        $16.19           $20.12                0
----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    05/01/2009 to 12/31/2009                        $10.09           $12.19              329
    01/01/2010 to 07/16/2010                        $12.19           $11.63                0

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.94           $14.34               0
    01/01/2011 to 12/31/2011                                         $14.34           $12.13               0
    01/01/2012 to 12/31/2012                                         $12.13           $13.37               0
    01/01/2013 to 12/31/2013                                         $13.37           $15.54               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                        $11.63           $13.46             282
    01/01/2011 to 12/31/2011                                         $13.46           $12.77             122
    01/01/2012 to 12/31/2012                                         $12.77           $14.79             154
    01/01/2013 to 12/31/2013                                         $14.79           $18.68              45
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.82           $14.81               0
    01/01/2011 to 12/31/2011                                         $14.81           $13.59               0
    01/01/2012 to 12/31/2012                                         $13.59           $15.91               0
    01/01/2013 to 12/31/2013                                         $15.91           $21.63               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.17               0
    01/01/2011 to 12/31/2011                                         $12.17           $11.28               0
    01/01/2012 to 12/31/2012                                         $11.28           $11.83               0
    01/01/2013 to 12/31/2013                                         $11.83           $17.26               0



 *  Denotes the start date of these sub-accounts

                                    ASXT SIX
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

          ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)



                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
ACCESS VP High Yield Fund
    05/02/2005* to 12/31/2005           $10.00           $10.56            899,139
    01/01/2006 to 12/31/2006            $10.56           $11.38          1,207,864
    01/01/2007 to 12/31/2007            $11.38           $11.78            898,024
    01/01/2008 to 12/31/2008            $11.78           $11.04            901,901
    01/01/2009 to 12/31/2009            $11.04           $12.70            686,444
    01/01/2010 to 12/31/2010            $12.70           $14.53            627,620
    01/01/2011 to 12/31/2011            $14.53           $14.69          1,447,058
    01/01/2012 to 12/31/2012            $14.69           $16.48            880,304
    01/01/2013 to 12/31/2013            $16.48           $17.84            528,834

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.02           2,726,484
    01/01/2006 to 12/31/2006                              $10.02           $11.01          21,829,919
    01/01/2007 to 12/31/2007                              $11.01           $11.83          30,616,578
    01/01/2008 to 12/31/2008                              $11.83            $7.93          35,995,508
    01/01/2009 to 12/31/2009                               $7.93            $9.70         107,441,591
    01/01/2010 to 12/31/2010                               $9.70           $10.68         133,580,486
    01/01/2011 to 12/31/2011                              $10.68           $10.22         102,346,558
    01/01/2012 to 12/31/2012                              $10.22           $11.32         108,178,074
    01/01/2013 to 12/31/2013                              $11.32           $12.24         100,174,797
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    03/20/2006* to 12/31/2006                             $10.00           $10.66           5,258,474
    01/01/2007 to 12/31/2007                              $10.66           $11.48           8,525,849
    01/01/2008 to 12/31/2008                              $11.48            $7.93          16,229,117
    01/01/2009 to 12/31/2009                               $7.93            $9.84          54,720,347
    01/01/2010 to 12/31/2010                               $9.84           $11.00          68,974,007
    01/01/2011 to 12/31/2011                              $11.00           $10.83          55,424,347
    01/01/2012 to 12/31/2012                              $10.83           $12.11          63,361,367
    01/01/2013 to 12/31/2013                              $12.11           $13.88          63,758,948
----------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.07            $9.67           1,798,457
    01/01/2005 to 12/02/2005                               $9.67           $11.10                   0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    01/01/2004 to 12/31/2004                               $9.91           $10.72           1,620,391
    01/01/2005 to 12/02/2005                              $10.72           $11.86                   0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    01/01/2004 to 12/31/2004                              $10.45           $11.57           4,670,846
    01/01/2005 to 12/31/2005                              $11.57           $11.90           4,205,656
    01/01/2006 to 12/31/2006                              $11.90           $13.68           3,984,557
    01/01/2007 to 12/31/2007                              $13.68           $13.44           3,435,528
    01/01/2008 to 12/31/2008                              $13.44            $8.62           2,803,150
    01/01/2009 to 12/31/2009                               $8.62            $9.99           4,930,435
    01/01/2010 to 12/31/2010                               $9.99           $11.18           6,178,407
    01/01/2011 to 12/31/2011                              $11.18           $11.39           5,937,210
    01/01/2012 to 05/04/2012                              $11.39           $12.38                   0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                             $10.00           $10.10              48,359
----------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                             $10.00           $11.64              58,666
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.03             685,724
    01/01/2006 to 12/31/2006                              $10.03           $10.90           7,315,279
    01/01/2007 to 12/31/2007                              $10.90           $11.70          12,873,620
    01/01/2008 to 12/31/2008                              $11.70            $8.20          24,018,186
    01/01/2009 to 12/31/2009                               $8.20            $9.95          97,458,970
    01/01/2010 to 12/31/2010                               $9.95           $10.99         124,066,065
    01/01/2011 to 12/31/2011                              $10.99           $10.67          99,522,684
    01/01/2012 to 12/31/2012                              $10.67           $11.81         107,656,583
    01/01/2013 to 12/31/2013                              $11.81           $13.66         103,827,389
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                             $10.00            $9.17           2,940,794
    01/01/2012 to 12/31/2012                               $9.17           $10.09           4,644,573
    01/01/2013 to 12/31/2013                              $10.09           $11.00           5,783,459

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $10.00           $10.50             872,802
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.01           2,586,013
    01/01/2006 to 12/31/2006                                $10.01           $11.19          23,048,850
    01/01/2007 to 12/31/2007                                $11.19           $12.07          31,465,957
    01/01/2008 to 12/31/2008                                $12.07            $7.73          32,624,883
    01/01/2009 to 12/31/2009                                 $7.73            $9.52         118,425,926
    01/01/2010 to 12/31/2010                                 $9.52           $10.62         141,306,019
    01/01/2011 to 12/31/2011                                $10.62           $10.19         100,099,910
    01/01/2012 to 12/31/2012                                $10.19           $11.40         113,717,767
    01/01/2013 to 12/31/2013                                $11.40           $13.75         125,316,122
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.66             342,569
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    01/01/2004 to 12/31/2004                                $13.63           $18.49           4,080,179
    01/01/2005 to 12/31/2005                                $18.49           $20.88           3,749,124
    01/01/2006 to 12/31/2006                                $20.88           $28.08           3,925,105
    01/01/2007 to 12/31/2007                                $28.08           $22.11           2,254,421
    01/01/2008 to 12/31/2008                                $22.11           $14.12           1,741,032
    01/01/2009 to 12/31/2009                                $14.12           $18.32           2,154,565
    01/01/2010 to 12/31/2010                                $18.32           $23.19           2,674,245
    01/01/2011 to 12/31/2011                                $23.19           $24.31           2,210,944
    01/01/2012 to 12/31/2012                                $24.31           $27.58           2,291,954
    01/01/2013 to 12/31/2013                                $27.58           $27.98           2,083,185
------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                $10.81           $12.99           2,143,020
    01/01/2005 to 12/31/2005                                $12.99           $12.92           2,106,236
    01/01/2006 to 12/31/2006                                $12.92           $15.25           1,874,276
    01/01/2007 to 12/31/2007                                $15.25           $12.33           1,578,237
    01/01/2008 to 07/18/2008                                $12.33           $11.30                   0
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $10.00            $9.69           1,906,618
------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    01/01/2004 to 12/31/2004                                $12.74           $15.42           4,808,453
    01/01/2005 to 12/31/2005                                $15.42           $16.60           5,464,855
    01/01/2006 to 12/31/2006                                $16.60           $18.43           4,641,175
    01/01/2007 to 12/31/2007                                $18.43           $20.16           4,026,646
    01/01/2008 to 12/31/2008                                $20.16           $11.08           2,977,983
    01/01/2009 to 12/31/2009                                $11.08           $14.46           3,702,808
    01/01/2010 to 12/31/2010                                $14.46           $18.85           4,200,876
    01/01/2011 to 12/31/2011                                $18.85           $16.11           4,029,967
    01/01/2012 to 12/31/2012                                $16.11           $19.02           3,987,156
    01/01/2013 to 12/31/2013                                $19.02           $26.34           3,589,232
------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                               $10.00           $10.00              50,892
    01/01/2008 to 12/31/2008                                $10.00            $7.16           2,156,002
    01/01/2009 to 12/31/2009                                 $7.16            $8.54          18,482,649
    01/01/2010 to 12/31/2010                                 $8.54            $9.51          20,766,873
    01/01/2011 to 12/31/2011                                 $9.51            $9.13          15,624,739
    01/01/2012 to 12/31/2012                                 $9.13           $10.20          18,821,366
    01/01/2013 to 12/31/2013                                $10.20           $11.96          23,114,459

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    03/20/2006* to 12/31/2006                                     $10.00           $10.58           3,781,525
    01/01/2007 to 12/31/2007                                      $10.58           $11.30           7,801,920
    01/01/2008 to 12/31/2008                                      $11.30            $7.28          13,486,356
    01/01/2009 to 12/31/2009                                       $7.28            $8.87          54,387,061
    01/01/2010 to 12/31/2010                                       $8.87            $9.97          68,927,498
    01/01/2011 to 12/31/2011                                       $9.97            $9.66          53,951,634
    01/01/2012 to 12/31/2012                                       $9.66           $10.51          57,684,295
    01/01/2013 to 12/31/2013                                      $10.51           $11.86          55,226,008
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $10.00            $7.47           1,469,632
    01/01/2009 to 11/13/2009                                       $7.47            $8.36                   0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.75          58,178,008
    01/01/2013 to 12/31/2013                                      $10.75           $13.16          59,310,001
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.82           5,741,090
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                     $10.18            $6.11             100,170
    01/01/2009 to 12/31/2009                                       $6.11            $8.12           1,148,210
    01/01/2010 to 12/31/2010                                       $8.12            $9.60           2,343,259
    01/01/2011 to 12/31/2011                                       $9.60            $8.97           1,365,221
    01/01/2012 to 12/31/2012                                       $8.97           $11.18           1,941,296
    01/01/2013 to 12/31/2013                                      $11.18           $11.48           2,026,740
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    01/01/2004 to 12/31/2004                                       $9.45            $9.64           2,785,100
    01/01/2005 to 12/31/2005                                       $9.64            $9.80           2,531,901
    01/01/2006 to 12/31/2006                                       $9.80           $10.60           2,498,654
    01/01/2007 to 12/31/2007                                      $10.60           $11.88           2,806,534
    01/01/2008 to 12/31/2008                                      $11.88            $6.98           1,877,493
    01/01/2009 to 12/31/2009                                       $6.98           $10.25           5,358,114
    01/01/2010 to 12/31/2010                                      $10.25           $11.12           5,307,161
    01/01/2011 to 12/31/2011                                      $11.12           $10.51           3,678,070
    01/01/2012 to 12/31/2012                                      $10.51           $12.37           3,859,929
    01/01/2013 to 12/31/2013                                      $12.37           $15.79           4,053,712
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $10.50           $11.46          25,850,506
    01/01/2005 to 12/31/2005                                      $11.46           $11.81          31,190,346
    01/01/2006 to 12/31/2006                                      $11.81           $13.62          23,350,650
    01/01/2007 to 12/31/2007                                      $13.62           $14.08          19,997,748
    01/01/2008 to 12/31/2008                                      $14.08            $8.22          14,384,005
    01/01/2009 to 12/31/2009                                       $8.22            $9.63          15,821,358
    01/01/2010 to 12/31/2010                                       $9.63           $10.69          15,820,580
    01/01/2011 to 12/31/2011                                      $10.69            $9.94          12,948,030
    01/01/2012 to 12/31/2012                                       $9.94           $11.69          10,758,682
    01/01/2013 to 12/31/2013                                      $11.69           $15.36           8,989,436

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                      $10.31           $11.80           4,375,813
    01/01/2005 to 12/31/2005                                      $11.80           $12.16           5,391,424
    01/01/2006 to 12/31/2006                                      $12.16           $12.71           4,189,111
    01/01/2007 to 12/31/2007                                      $12.71           $14.92           3,918,725
    01/01/2008 to 12/31/2008                                      $14.92            $8.69           2,808,881
    01/01/2009 to 12/31/2009                                       $8.69           $13.42           5,868,356
    01/01/2010 to 12/31/2010                                      $13.42           $15.82           6,728,348
    01/01/2011 to 12/31/2011                                      $15.82           $15.10           4,560,864
    01/01/2012 to 12/31/2012                                      $15.10           $17.76           4,904,077
    01/01/2013 to 12/31/2013                                      $17.76           $23.09           5,099,534
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                     $10.00           $10.17              39,143
    01/01/2008 to 12/31/2008                                      $10.17            $7.58           3,825,075
    01/01/2009 to 12/31/2009                                       $7.58            $9.20          36,241,046
    01/01/2010 to 12/31/2010                                       $9.20           $10.10          50,682,089
    01/01/2011 to 12/31/2011                                      $10.10            $9.88          43,785,652
    01/01/2012 to 12/31/2012                                       $9.88           $10.70          45,432,815
    01/01/2013 to 12/31/2013                                      $10.70           $11.56          40,182,442
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $12.85           $15.19           1,541,896
    01/01/2005 to 12/31/2005                                      $15.19           $15.68           1,243,642
    01/01/2006 to 12/31/2006                                      $15.68           $18.08           1,000,596
    01/01/2007 to 12/31/2007                                      $18.08           $16.87             758,170
    01/01/2008 to 12/31/2008                                      $16.87           $12.17             667,006
    01/01/2009 to 12/31/2009                                      $12.17           $15.19           2,182,014
    01/01/2010 to 12/31/2010                                      $15.19           $18.93           3,471,178
    01/01/2011 to 12/31/2011                                      $18.93           $18.86           2,549,765
    01/01/2012 to 12/31/2012                                      $18.86           $21.46           2,633,520
    01/01/2013 to 12/31/2013                                      $21.46           $29.30           3,094,420
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    01/01/2004 to 12/31/2004                                      $10.78           $12.53           2,351,197
    01/01/2005 to 12/31/2005                                      $12.53           $13.47           2,585,881
    01/01/2006 to 12/31/2006                                      $13.47           $16.13           4,397,725
    01/01/2007 to 12/31/2007                                      $16.13           $16.05           3,751,417
    01/01/2008 to 12/31/2008                                      $16.05            $9.90           2,589,179
    01/01/2009 to 12/31/2009                                       $9.90           $11.51           3,294,871
    01/01/2010 to 12/31/2010                                      $11.51           $12.73           3,942,580
    01/01/2011 to 12/31/2011                                      $12.73           $12.46           3,528,509
    01/01/2012 to 12/31/2012                                      $12.46           $13.89           3,502,241
    01/01/2013 to 12/31/2013                                      $13.89           $18.40           2,924,047
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    01/01/2004 to 12/31/2004                                      $11.61           $12.69          13,717,128
    01/01/2005 to 12/31/2005                                      $12.69           $12.62           9,658,908
    01/01/2006 to 12/31/2006                                      $12.62           $13.70           9,653,937
    01/01/2007 to 12/31/2007                                      $13.70           $13.80           6,461,538
    01/01/2008 to 12/31/2008                                      $13.80           $10.11           5,931,752
    01/01/2009 to 12/31/2009                                      $10.11           $13.47          13,509,194
    01/01/2010 to 12/31/2010                                      $13.47           $15.04          12,605,729
    01/01/2011 to 12/31/2011                                      $15.04           $15.26          11,922,775
    01/01/2012 to 12/31/2012                                      $15.26           $17.09          10,459,161
    01/01/2013 to 12/31/2013                                      $17.09           $18.02           8,393,440

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    01/01/2004 to 12/31/2004                                  $13.39           $15.30          11,265,469
    01/01/2005 to 12/31/2005                                  $15.30           $17.54          12,141,521
    01/01/2006 to 12/31/2006                                  $17.54           $20.87           9,628,446
    01/01/2007 to 12/31/2007                                  $20.87           $24.43           8,347,423
    01/01/2008 to 12/31/2008                                  $24.43           $11.96           6,129,240
    01/01/2009 to 12/31/2009                                  $11.96           $15.91           6,854,079
    01/01/2010 to 12/31/2010                                  $15.91           $17.92           7,241,298
    01/01/2011 to 12/31/2011                                  $17.92           $15.34           5,734,722
    01/01/2012 to 12/31/2012                                  $15.34           $18.16           4,942,527
    01/01/2013 to 12/31/2013                                  $18.16           $21.27           4,582,698
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    01/01/2004 to 12/31/2004                                  $10.79           $12.84           1,897,469
    01/01/2005 to 12/31/2005                                  $12.84           $14.36           2,013,543
    01/01/2006 to 12/31/2006                                  $14.36           $18.00           3,305,654
    01/01/2007 to 12/31/2007                                  $18.00           $20.85           4,044,519
    01/01/2008 to 12/31/2008                                  $20.85           $11.48           2,393,870
    01/01/2009 to 12/31/2009                                  $11.48           $14.74           3,492,926
    01/01/2010 to 12/31/2010                                  $14.74           $16.10           3,649,081
    01/01/2011 to 12/31/2011                                  $16.10           $13.85           2,916,031
    01/01/2012 to 12/31/2012                                  $13.85           $15.89           2,668,328
    01/01/2013 to 12/31/2013                                  $15.89           $18.67           2,705,225
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.19             157,014
    01/01/2008 to 12/31/2008                                  $10.19            $6.94           1,952,838
    01/01/2009 to 12/31/2009                                   $6.94            $8.65          25,271,257
    01/01/2010 to 12/31/2010                                   $8.65            $9.68          38,344,545
    01/01/2011 to 12/31/2011                                   $9.68            $9.47          31,542,321
    01/01/2012 to 12/31/2012                                   $9.47           $10.58          33,772,279
    01/01/2013 to 12/31/2013                                  $10.58           $12.10          34,620,680
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    01/01/2004 to 12/31/2004                                  $11.00           $12.67           3,227,381
    01/01/2005 to 12/31/2005                                  $12.67           $13.84           5,621,834
    01/01/2006 to 12/31/2006                                  $13.84           $16.71           4,715,269
    01/01/2007 to 12/31/2007                                  $16.71           $17.98           4,504,935
    01/01/2008 to 12/31/2008                                  $17.98           $10.37           2,459,224
    01/01/2009 to 12/31/2009                                  $10.37           $13.86           5,086,873
    01/01/2010 to 12/31/2010                                  $13.86           $14.60           5,905,133
    01/01/2011 to 12/31/2011                                  $14.60           $13.05           4,359,903
    01/01/2012 to 12/31/2012                                  $13.05           $15.65           4,428,816
    01/01/2013 to 12/31/2013                                  $15.65           $17.75           4,647,244
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    01/01/2004 to 12/31/2004                                  $10.24           $11.19           1,061,887
    01/01/2005 to 12/31/2005                                  $11.19           $11.77           1,055,034
    01/01/2006 to 12/31/2006                                  $11.77           $12.86           1,120,866
    01/01/2007 to 12/31/2007                                  $12.86           $12.90           2,745,236
    01/01/2008 to 12/31/2008                                  $12.90           $10.45          15,430,642
    01/01/2009 to 12/31/2009                                  $10.45           $12.54          46,430,018
    01/01/2010 to 12/31/2010                                  $12.54           $13.23          46,748,068
    01/01/2011 to 12/31/2011                                  $13.23           $13.05          38,241,675
    01/01/2012 to 12/31/2012                                  $13.05           $14.21          39,470,209
    01/01/2013 to 12/31/2013                                  $14.21           $15.51          35,738,716

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                          $10.08           $10.29             141,417
    01/01/2010 to 12/31/2010                           $10.29           $11.27             473,823
    01/01/2011 to 12/31/2011                           $11.27           $11.15             755,324
    01/01/2012 to 12/31/2012                           $11.15           $12.64           1,110,275
    01/01/2013 to 12/31/2013                           $12.64           $16.96           1,223,206
-------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                          $10.15           $10.30              58,774
    01/01/2010 to 12/31/2010                           $10.30           $11.52             748,340
    01/01/2011 to 12/31/2011                           $11.52           $10.67             655,241
    01/01/2012 to 12/31/2012                           $10.67           $11.88             688,787
    01/01/2013 to 12/31/2013                           $11.88           $15.35             921,219
-------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                            $9.83           $11.17           3,717,848
    01/01/2005 to 12/31/2005                           $11.17           $11.69           5,245,458
    01/01/2006 to 12/31/2006                           $11.69           $13.62           5,568,043
    01/01/2007 to 12/31/2007                           $13.62           $13.00           4,973,375
    01/01/2008 to 12/31/2008                           $13.00            $7.48           4,027,564
    01/01/2009 to 12/31/2009                            $7.48            $8.78           5,087,827
    01/01/2010 to 12/31/2010                            $8.78            $9.78           5,307,829
    01/01/2011 to 12/31/2011                            $9.78            $9.21           4,698,568
    01/01/2012 to 12/31/2012                            $9.21           $10.59           4,248,181
    01/01/2013 to 12/31/2013                           $10.59           $14.57           5,494,376
-------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    01/01/2004 to 12/31/2004                           $10.78           $12.26          28,117,310
    01/01/2005 to 12/31/2005                           $12.26           $12.88          32,140,125
    01/01/2006 to 12/31/2006                           $12.88           $13.59          26,497,526
    01/01/2007 to 12/31/2007                           $13.59           $15.36          23,963,028
    01/01/2008 to 12/31/2008                           $15.36            $8.51          16,673,165
    01/01/2009 to 12/31/2009                            $8.51           $10.86          17,250,307
    01/01/2010 to 12/31/2010                           $10.86           $12.79          17,364,094
    01/01/2011 to 12/31/2011                           $12.79           $12.47          14,080,420
    01/01/2012 to 12/31/2012                           $12.47           $13.77          11,942,585
    01/01/2013 to 12/31/2013                           $13.77           $18.50           9,091,584
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    01/01/2004 to 12/31/2004                           $11.61           $12.26           8,369,008
    01/01/2005 to 12/31/2005                           $12.26           $12.20          12,427,806
    01/01/2006 to 12/31/2006                           $12.20           $13.17          10,147,675
    01/01/2007 to 12/31/2007                           $13.17           $13.74           8,365,789
    01/01/2008 to 12/31/2008                           $13.74           $10.37           8,586,978
    01/01/2009 to 12/31/2009                           $10.37           $13.73          10,096,051
    01/01/2010 to 12/31/2010                           $13.73           $15.32           8,604,037
    01/01/2011 to 12/31/2011                           $15.32           $16.60           9,200,629
    01/01/2012 to 12/31/2012                           $16.60           $17.29           8,547,651
    01/01/2013 to 12/31/2013                           $17.29           $16.67           6,345,324

                                                                          Number of
                                      Accumulation     Accumulation      Accumulation
                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                       Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    01/01/2004 to 12/31/2004             $11.30           $13.16           2,276,801
    01/01/2005 to 12/31/2005             $13.16           $13.92           1,907,777
    01/01/2006 to 12/31/2006             $13.92           $17.02           2,905,252
    01/01/2007 to 12/31/2007             $17.02           $18.31           2,119,181
    01/01/2008 to 12/31/2008             $18.31           $11.88           1,412,847
    01/01/2009 to 12/31/2009             $11.88           $15.37           2,567,781
    01/01/2010 to 12/31/2010             $15.37           $16.94           3,612,405
    01/01/2011 to 12/31/2011             $16.94           $16.14           3,114,124
    01/01/2012 to 12/31/2012             $16.14           $19.53           3,437,135
    01/01/2013 to 12/31/2013             $19.53           $24.52           3,984,432
-----------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    01/01/2004 to 12/31/2004              $9.16            $9.97           4,529,834
    01/01/2005 to 12/31/2005              $9.97           $10.43           5,915,443
    01/01/2006 to 12/31/2006             $10.43           $11.25           4,572,301
    01/01/2007 to 12/31/2007             $11.25           $12.73           3,902,210
    01/01/2008 to 12/31/2008             $12.73            $7.98           3,159,245
    01/01/2009 to 12/31/2009              $7.98            $9.75           4,944,538
    01/01/2010 to 12/31/2010              $9.75           $10.82           5,238,425
    01/01/2011 to 12/31/2011             $10.82           $10.57           4,289,955
    01/01/2012 to 12/31/2012             $10.57           $12.18           4,420,398
    01/01/2013 to 12/31/2013             $12.18           $16.37           4,361,903
-----------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012            $10.00           $10.20              55,298
    01/01/2013 to 12/31/2013             $10.20           $13.49             867,495
-----------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004             $10.91           $12.38           2,587,064
    01/01/2005 to 12/31/2005             $12.38           $12.83           1,988,251
    01/01/2006 to 12/31/2006             $12.83           $14.42           1,907,063
    01/01/2007 to 12/31/2007             $14.42           $14.57           1,540,522
    01/01/2008 to 12/31/2008             $14.57            $8.87           1,381,269
    01/01/2009 to 12/31/2009              $8.87           $12.11           2,137,413
    01/01/2010 to 12/31/2010             $12.11           $14.72           2,978,973
    01/01/2011 to 12/31/2011             $14.72           $13.98           2,405,087
    01/01/2012 to 12/31/2012             $13.98           $16.28           2,424,624
    01/01/2013 to 12/31/2013             $16.28           $21.20           2,138,372
-----------------------------------------------------------------------------------------
AST Money Market Portfolio
    01/01/2004 to 12/31/2004              $9.86            $9.78          29,870,585
    01/01/2005 to 12/31/2005              $9.78            $9.88          42,442,274
    01/01/2006 to 12/31/2006              $9.88           $10.16          46,325,237
    01/01/2007 to 12/31/2007             $10.16           $10.48          56,111,128
    01/01/2008 to 12/31/2008             $10.48           $10.57          91,319,625
    01/01/2009 to 12/31/2009             $10.57           $10.42          66,786,776
    01/01/2010 to 12/31/2010             $10.42           $10.25          50,307,852
    01/01/2011 to 12/31/2011             $10.25           $10.09          50,902,069
    01/01/2012 to 12/31/2012             $10.09            $9.92          39,894,836
    01/01/2013 to 12/31/2013              $9.92            $9.76          29,504,243

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $12.01           $14.51          11,461,684
    01/01/2005 to 12/31/2005                              $14.51           $15.99          12,260,006
    01/01/2006 to 12/31/2006                              $15.99           $17.42           9,574,218
    01/01/2007 to 12/31/2007                              $17.42           $17.67           8,191,847
    01/01/2008 to 12/31/2008                              $17.67           $10.03           5,184,438
    01/01/2009 to 12/31/2009                              $10.03           $13.88           5,689,131
    01/01/2010 to 12/31/2010                              $13.88           $16.85           5,901,157
    01/01/2011 to 12/31/2011                              $16.85           $16.16           4,911,194
    01/01/2012 to 12/31/2012                              $16.16           $18.62           4,148,499
    01/01/2013 to 12/31/2013                              $18.62           $26.00           4,423,739
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.07             577,115
    01/01/2012 to 12/31/2012                              $10.07           $10.39           1,360,083
    01/01/2013 to 12/31/2013                              $10.39            $9.93           1,174,650
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.51           $10.86           4,715,301
    01/01/2005 to 12/31/2005                              $10.86           $12.12           5,728,444
    01/01/2006 to 12/31/2006                              $12.12           $13.59           5,378,198
    01/01/2007 to 12/31/2007                              $13.59           $16.34           6,560,811
    01/01/2008 to 12/31/2008                              $16.34            $9.13           3,042,143
    01/01/2009 to 12/31/2009                               $9.13           $11.65           4,022,837
    01/01/2010 to 12/31/2010                              $11.65           $14.75           5,702,161
    01/01/2011 to 12/31/2011                              $14.75           $14.75           4,466,247
    01/01/2012 to 12/31/2012                              $14.75           $16.30           3,764,767
    01/01/2013 to 12/31/2013                              $16.30           $21.26           3,561,170
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                              $11.13           $11.98           1,618,719
    01/01/2005 to 12/31/2005                              $11.98           $11.83           1,385,431
    01/01/2006 to 12/31/2006                              $11.83           $12.53           1,174,654
    01/01/2007 to 12/31/2007                              $12.53           $14.63           1,215,825
    01/01/2008 to 12/31/2008                              $14.63            $8.27             768,282
    01/01/2009 to 12/31/2009                               $8.27            $9.97           1,585,215
    01/01/2010 to 12/31/2010                               $9.97           $11.79           2,045,616
    01/01/2011 to 04/29/2011                              $11.79           $13.23                   0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                             $10.00           $10.32           5,908,428
    01/01/2013 to 12/31/2013                              $10.32           $12.07           6,987,054
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                             $10.10            $5.57             126,548
    01/01/2009 to 12/31/2009                               $5.57            $9.13           6,599,316
    01/01/2010 to 12/31/2010                               $9.13           $10.98          11,156,029
    01/01/2011 to 12/31/2011                              $10.98            $8.61           6,749,550
    01/01/2012 to 12/31/2012                               $8.61            $9.98           7,897,745
    01/01/2013 to 12/31/2013                               $9.98            $9.84           8,565,272

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    01/01/2004 to 12/31/2004                                  $10.51           $10.55          21,299,789
    01/01/2005 to 12/31/2005                                  $10.55           $10.54          28,031,651
    01/01/2006 to 12/31/2006                                  $10.54           $10.76          22,394,558
    01/01/2007 to 12/31/2007                                  $10.76           $11.31          20,392,150
    01/01/2008 to 12/31/2008                                  $11.31           $11.24          15,403,578
    01/01/2009 to 12/31/2009                                  $11.24           $12.19          19,779,745
    01/01/2010 to 12/31/2010                                  $12.19           $12.46          20,255,855
    01/01/2011 to 12/31/2011                                  $12.46           $12.53          18,155,075
    01/01/2012 to 12/31/2012                                  $12.53           $12.90          15,540,231
    01/01/2013 to 12/31/2013                                  $12.90           $12.41          10,724,539
--------------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    01/01/2004 to 12/31/2004                                  $10.95           $11.31          33,208,757
    01/01/2005 to 12/31/2005                                  $11.31           $11.40          22,436,395
    01/01/2006 to 12/31/2006                                  $11.40           $11.63          21,700,661
    01/01/2007 to 12/31/2007                                  $11.63           $12.39          21,645,194
    01/01/2008 to 12/31/2008                                  $12.39           $11.91          20,478,277
    01/01/2009 to 12/31/2009                                  $11.91           $13.65          59,442,486
    01/01/2010 to 12/31/2010                                  $13.65           $14.46          75,211,006
    01/01/2011 to 12/31/2011                                  $14.46           $14.67          60,233,010
    01/01/2012 to 12/31/2012                                  $14.67           $15.77          65,143,645
    01/01/2013 to 12/31/2013                                  $15.77           $15.23          54,477,871
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                                 $10.00           $10.04             115,215
    01/01/2006 to 12/31/2006                                  $10.04           $10.66           3,303,256
    01/01/2007 to 12/31/2007                                  $10.66           $11.40           7,359,596
    01/01/2008 to 12/31/2008                                  $11.40            $9.02          24,830,005
    01/01/2009 to 12/31/2009                                   $9.02           $10.65          82,197,582
    01/01/2010 to 12/31/2010                                  $10.65           $11.58         100,001,194
    01/01/2011 to 12/31/2011                                  $11.58           $11.51          96,778,216
    01/01/2012 to 12/31/2012                                  $11.51           $12.49          98,362,559
    01/01/2013 to 12/31/2013                                  $12.49           $13.42          79,093,854
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                 $10.02           $10.07             990,348
    01/01/2012 to 12/31/2012                                  $10.07           $10.61           2,178,847
    01/01/2013 to 12/31/2013                                  $10.61           $10.19           1,488,696
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    03/20/2006* to 12/31/2006                                 $10.00           $10.48           3,795,562
    01/01/2007 to 12/31/2007                                  $10.48           $11.49           7,899,326
    01/01/2008 to 12/31/2008                                  $11.49            $6.70          13,640,692
    01/01/2009 to 12/31/2009                                   $6.70            $8.30          93,813,703
    01/01/2010 to 12/31/2010                                   $8.30            $9.71         115,827,900
    01/01/2011 to 12/31/2011                                   $9.71            $8.96          75,603,365
    01/01/2012 to 12/31/2012                                   $8.96            $9.95          89,282,138
    01/01/2013 to 12/31/2013                                   $9.95           $11.45          87,210,945
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $10.00            $9.60              20,413
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $10.00           $11.68               5,665

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    01/01/2004 to 12/31/2004                                  $10.23           $11.07           6,845,369
    01/01/2005 to 12/31/2005                                  $11.07           $11.27           6,774,077
    01/01/2006 to 12/31/2006                                  $11.27           $12.48           6,255,253
    01/01/2007 to 12/31/2007                                  $12.48           $12.53           5,371,782
    01/01/2008 to 12/31/2008                                  $12.53            $7.55           2,747,511
    01/01/2009 to 12/31/2009                                   $7.55            $9.05           3,372,332
    01/01/2010 to 12/31/2010                                   $9.05           $10.24           3,360,531
    01/01/2011 to 12/31/2011                                  $10.24           $10.42           3,055,694
    01/01/2012 to 12/31/2012                                  $10.42           $12.17           3,262,831
    01/01/2013 to 12/31/2013                                  $12.17           $15.85           2,976,003
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.90             201,672
    01/01/2012 to 12/31/2012                                   $8.90            $9.90             384,520
    01/01/2013 to 12/31/2013                                   $9.90           $11.92           2,227,707
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.04              74,936
    01/01/2008 to 12/31/2008                                  $10.04            $7.15           5,507,286
    01/01/2009 to 12/31/2009                                   $7.15            $8.68          39,406,298
    01/01/2010 to 12/31/2010                                   $8.68            $9.55          54,818,248
    01/01/2011 to 12/31/2011                                   $9.55            $9.23          46,132,040
    01/01/2012 to 12/31/2012                                   $9.23           $10.01          48,879,191
    01/01/2013 to 12/31/2013                                  $10.01           $11.07          45,150,001
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $11.51             120,901
    01/01/2008 to 12/31/2008                                  $11.51            $7.33           2,184,002
    01/01/2009 to 12/31/2009                                   $7.33            $9.15          23,955,044
    01/01/2010 to 12/31/2010                                   $9.15           $10.29          36,192,438
    01/01/2011 to 12/31/2011                                  $10.29            $9.88          25,866,646
    01/01/2012 to 12/31/2012                                   $9.88           $11.26          34,127,062
    01/01/2013 to 12/31/2013                                  $11.26           $13.07          39,171,659
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    01/01/2004 to 12/31/2004                                  $10.69           $11.46           2,335,598
    01/01/2005 to 12/31/2005                                  $11.46           $11.79           2,294,529
    01/01/2006 to 12/31/2006                                  $11.79           $12.72           2,165,859
    01/01/2007 to 12/31/2007                                  $12.72           $13.62           2,277,264
    01/01/2008 to 12/31/2008                                  $13.62            $9.35           3,074,479
    01/01/2009 to 12/31/2009                                   $9.35           $11.72          33,399,889
    01/01/2010 to 12/31/2010                                  $11.72           $12.89          55,550,099
    01/01/2011 to 12/31/2011                                  $12.89           $12.25          42,779,977
    01/01/2012 to 12/31/2012                                  $12.25           $13.39          45,395,568
    01/01/2013 to 12/31/2013                                  $13.39           $15.06          41,756,708
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                   $9.89            $9.05           2,242,129
    01/01/2005 to 12/31/2005                                   $9.05            $9.04           2,134,731
    01/01/2006 to 12/31/2006                                   $9.04           $10.01           1,867,490
    01/01/2007 to 12/31/2007                                  $10.01           $10.55           1,740,242
    01/01/2008 to 12/31/2008                                  $10.55            $6.74           1,375,635
    01/01/2009 to 12/31/2009                                   $6.74            $8.88           2,524,147
    01/01/2010 to 12/31/2010                                   $8.88           $11.91           4,648,452
    01/01/2011 to 12/31/2011                                  $11.91           $11.60           3,213,655
    01/01/2012 to 12/31/2012                                  $11.60           $12.80           3,096,260
    01/01/2013 to 12/31/2013                                  $12.80           $17.01           4,073,887

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                        $12.42           $14.22          10,785,030
    01/01/2005 to 12/31/2005                        $14.22           $14.91          11,285,282
    01/01/2006 to 12/31/2006                        $14.91           $17.61           9,098,178
    01/01/2007 to 12/31/2007                        $17.61           $16.34           8,130,632
    01/01/2008 to 12/31/2008                        $16.34           $11.30           6,242,966
    01/01/2009 to 12/31/2009                        $11.30           $14.11           6,242,625
    01/01/2010 to 12/31/2010                        $14.11           $17.49           6,195,308
    01/01/2011 to 12/31/2011                        $17.49           $16.17           5,166,090
    01/01/2012 to 12/31/2012                        $16.17           $18.79           3,913,693
    01/01/2013 to 12/31/2013                        $18.79           $25.39           3,418,708
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    01/01/2004 to 12/31/2004                        $11.09           $12.13           3,551,315
    01/01/2005 to 12/31/2005                        $12.13           $12.49           4,192,627
    01/01/2006 to 12/31/2006                        $12.49           $13.82           4,776,442
    01/01/2007 to 12/31/2007                        $13.82           $14.45           6,387,795
    01/01/2008 to 12/31/2008                        $14.45           $10.52          10,697,390
    01/01/2009 to 12/31/2009                        $10.52           $12.85          40,732,836
    01/01/2010 to 12/31/2010                        $12.85           $14.09          53,827,291
    01/01/2011 to 12/31/2011                        $14.09           $14.13          46,623,273
    01/01/2012 to 12/31/2012                        $14.13           $15.78          53,661,984
    01/01/2013 to 12/31/2013                        $15.78           $18.13          56,537,325
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    01/01/2004 to 12/31/2004                        $11.06           $12.39           4,643,022
    01/01/2005 to 12/31/2005                        $12.39           $12.86           4,311,857
    01/01/2006 to 12/31/2006                        $12.86           $15.34           5,318,094
    01/01/2007 to 12/31/2007                        $15.34           $14.55           4,469,636
    01/01/2008 to 12/31/2008                        $14.55            $8.32           2,874,755
    01/01/2009 to 12/31/2009                         $8.32           $10.13           3,572,238
    01/01/2010 to 12/31/2010                        $10.13           $11.28           4,182,015
    01/01/2011 to 12/31/2011                        $11.28           $10.91           3,313,597
    01/01/2012 to 12/31/2012                        $10.91           $12.58           4,588,707
    01/01/2013 to 12/31/2013                        $12.58           $16.05           5,133,443
----------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                         $9.08            $9.44           2,378,881
    01/01/2005 to 12/31/2005                         $9.44           $10.81           3,925,742
    01/01/2006 to 12/31/2006                        $10.81           $11.23           4,132,529
    01/01/2007 to 12/31/2007                        $11.23           $11.96           5,137,246
    01/01/2008 to 12/31/2008                        $11.96            $6.99           4,437,756
    01/01/2009 to 12/31/2009                         $6.99           $10.54          10,159,519
    01/01/2010 to 12/31/2010                        $10.54           $12.01          12,250,636
    01/01/2011 to 12/31/2011                        $12.01           $11.61           9,294,364
    01/01/2012 to 12/31/2012                        $11.61           $13.43          10,725,477
    01/01/2013 to 12/31/2013                        $13.43           $19.02          11,809,685

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $16.25           2,040,188
    01/01/2005 to 12/31/2005                              $16.25           $21.00           3,677,613
    01/01/2006 to 12/31/2006                              $21.00           $23.93           2,942,718
    01/01/2007 to 12/31/2007                              $23.93           $33.07           3,950,105
    01/01/2008 to 12/31/2008                              $33.07           $16.27           2,088,027
    01/01/2009 to 12/31/2009                              $16.27           $23.89           4,621,252
    01/01/2010 to 12/31/2010                              $23.89           $28.31           5,827,673
    01/01/2011 to 12/31/2011                              $28.31           $23.69           4,562,770
    01/01/2012 to 12/31/2012                              $23.69           $24.14           4,495,210
    01/01/2013 to 12/31/2013                              $24.14           $27.39           3,688,022
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $13.45           4,717,822
    01/01/2005 to 12/31/2005                              $13.45           $12.64           6,261,824
    01/01/2006 to 12/31/2006                              $12.64           $13.21           6,093,700
    01/01/2007 to 12/31/2007                              $13.21           $14.24           6,452,566
    01/01/2008 to 12/31/2008                              $14.24           $13.67           4,228,137
    01/01/2009 to 12/31/2009                              $13.67           $15.07           6,337,072
    01/01/2010 to 12/31/2010                              $15.07           $15.67           7,114,847
    01/01/2011 to 12/31/2011                              $15.67           $16.05           6,639,260
    01/01/2012 to 12/31/2012                              $16.05           $16.61           5,533,305
    01/01/2013 to 12/31/2013                              $16.61           $15.72           4,600,108
----------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.00             649,828
    01/01/2006 to 12/31/2006                              $10.00           $11.38           5,212,589
    01/01/2007 to 12/31/2007                              $11.38           $12.26           8,022,912
    01/01/2008 to 12/31/2008                              $12.26            $6.95           5,663,091
    01/01/2009 to 12/31/2009                               $6.95            $8.78           9,942,981
    01/01/2010 to 12/31/2010                               $8.78            $9.90          10,821,793
    01/01/2011 to 12/31/2011                               $9.90            $9.40           9,943,871
    01/01/2012 to 12/31/2012                               $9.40           $10.26          11,856,015
    01/01/2013 to 12/31/2013                              $10.26           $12.16          18,749,421
----------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                             $10.00            $9.98             213,630
    01/01/2008 to 12/31/2008                               $9.98            $9.30           4,064,760
    01/01/2009 to 12/31/2009                               $9.30           $10.21          12,750,275
    01/01/2010 to 12/31/2010                              $10.21           $10.83          17,651,916
    01/01/2011 to 12/31/2011                              $10.83           $11.29          18,170,336
    01/01/2012 to 12/31/2012                              $11.29           $11.98          18,416,796
    01/01/2013 to 12/31/2013                              $11.98           $11.60          17,928,589
----------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                             $10.00           $10.39             105,388
    01/01/2013 to 12/31/2013                              $10.39            $9.38              38,455
----------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    04/15/2005* to 12/31/2005                              $9.82           $11.44             606,613
    01/01/2006 to 12/31/2006                              $11.44           $12.49             553,827
    01/01/2007 to 12/31/2007                              $12.49           $13.64             604,401
    01/01/2008 to 12/31/2008                              $13.64            $7.90             346,210
    01/01/2009 to 12/31/2009                               $7.90           $10.86             554,304
    01/01/2010 to 07/16/2010                              $10.86           $10.63                   0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    01/01/2004 to 12/31/2004                                 $11.65           $13.66             414,631
    01/01/2005 to 12/31/2005                                 $13.66           $15.59             689,816
    01/01/2006 to 12/31/2006                                 $15.59           $18.88           1,081,552
    01/01/2007 to 12/31/2007                                 $18.88           $21.35           1,401,663
    01/01/2008 to 12/31/2008                                 $21.35           $12.29             984,931
    01/01/2009 to 12/31/2009                                 $12.29           $14.01             668,798
    01/01/2010 to 07/16/2010                                 $14.01           $13.31                   0
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    01/01/2004 to 12/31/2004                                 $10.71           $11.29             570,123
    01/01/2005 to 12/31/2005                                 $11.29           $11.53             281,775
    01/01/2006 to 12/31/2006                                 $11.53           $12.03             241,307
    01/01/2007 to 12/31/2007                                 $12.03           $13.24             249,298
    01/01/2008 to 12/31/2008                                 $13.24            $9.48             271,517
    01/01/2009 to 12/31/2009                                  $9.48           $13.42             749,780
    01/01/2010 to 07/16/2010                                 $13.42           $12.54                   0
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    01/01/2004 to 12/31/2004                                  $9.16           $10.03              91,924
    01/01/2005 to 12/31/2005                                 $10.03            $9.92              87,726
    01/01/2006 to 12/31/2006                                  $9.92           $10.15             100,227
    01/01/2007 to 12/31/2007                                 $10.15           $10.55             106,856
    01/01/2008 to 12/31/2008                                 $10.55            $5.83             190,718
    01/01/2009 to 12/31/2009                                  $5.83            $7.38             331,489
    01/01/2010 to 12/31/2010                                  $7.38            $8.64             309,321
    01/01/2011 to 12/31/2011                                  $8.64            $7.57             380,808
    01/01/2012 to 12/31/2012                                  $7.57            $8.48             218,904
    01/01/2013 to 12/31/2013                                  $8.48           $10.93             125,986
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                                $10.08            $6.64           5,636,967
    01/01/2009 to 12/31/2009                                  $6.64            $8.50          51,503,013
    01/01/2010 to 12/31/2010                                  $8.50            $9.21          75,249,224
    01/01/2011 to 12/31/2011                                  $9.21            $8.91          53,326,792
    01/01/2012 to 09/21/2012                                  $8.91            $9.98                   0
-------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    01/01/2004 to 12/31/2004                                     --           $11.85             311,233
    01/01/2005 to 12/31/2005                                 $11.85           $12.84             590,605
    01/01/2006 to 12/31/2006                                 $12.84           $17.48           1,507,757
    01/01/2007 to 12/31/2007                                 $17.48           $19.49           2,078,809
    01/01/2008 to 12/31/2008                                 $19.49           $10.97           1,122,006
    01/01/2009 to 12/31/2009                                 $10.97           $15.21             835,629
    01/01/2010 to 12/31/2010                                 $15.21           $16.42             651,544
    01/01/2011 to 12/31/2011                                 $16.42           $14.94             542,156
    01/01/2012 to 12/31/2012                                 $14.94           $18.42             521,128
    01/01/2013 to 12/31/2013                                 $18.42           $20.71             381,588
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                $10.03            $8.17             387,650
    01/01/2012 to 04/27/2012                                  $8.17            $9.26                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                 $9.99            $9.12             385,638
    01/01/2012 to 12/31/2012                                  $9.12           $10.65             500,266
    01/01/2013 to 12/31/2013                                 $10.65           $13.73             615,161

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    01/01/2004 to 12/31/2004                                     $9.61           $10.72            668,032
    01/01/2005 to 12/31/2005                                    $10.72           $11.67            602,063
    01/01/2006 to 12/31/2006                                    $11.67           $13.33            605,730
    01/01/2007 to 12/31/2007                                    $13.33           $14.70            631,476
    01/01/2008 to 12/31/2008                                    $14.70            $7.51            384,426
    01/01/2009 to 12/31/2009                                     $7.51           $10.52            430,777
    01/01/2010 to 12/31/2010                                    $10.52           $12.81            390,143
    01/01/2011 to 04/29/2011                                    $12.81           $14.27                  0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    01/01/2004 to 12/31/2004                                    $11.17           $11.94            585,185
    01/01/2005 to 12/31/2005                                    $11.94           $12.43          1,042,992
    01/01/2006 to 12/31/2006                                    $12.43           $14.24            778,674
    01/01/2007 to 12/31/2007                                    $14.24           $10.89            465,175
    01/01/2008 to 12/31/2008                                    $10.89            $4.34            540,897
    01/01/2009 to 12/31/2009                                     $4.34            $5.44            779,148
    01/01/2010 to 12/31/2010                                     $5.44            $5.91            872,026
    01/01/2011 to 04/29/2011                                     $5.91            $6.23                  0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    01/01/2004 to 12/31/2004                                    $10.05           $10.64            937,586
    01/01/2005 to 12/31/2005                                    $10.64           $11.31          1,131,376
    01/01/2006 to 12/31/2006                                    $11.31           $11.71          1,250,782
    01/01/2007 to 12/31/2007                                    $11.71           $12.88          1,163,277
    01/01/2008 to 12/31/2008                                    $12.88            $9.04            849,932
    01/01/2009 to 12/31/2009                                     $9.04           $11.35          1,181,689
    01/01/2010 to 12/31/2010                                    $11.35           $11.76            545,135
    01/01/2011 to 12/31/2011                                    $11.76           $12.02            524,638
    01/01/2012 to 12/31/2012                                    $12.02           $14.29            462,518
    01/01/2013 to 12/31/2013                                    $14.29           $19.76            464,049
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.77            229,829
    01/01/2013 to 12/31/2013                                     $9.77           $13.16            522,396
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
    01/01/2004 to 12/31/2004                                     $7.87            $8.09            512,424
    01/01/2005 to 12/31/2005                                     $8.09            $8.13            453,392
    01/01/2006 to 12/31/2006                                     $8.13            $8.84            513,442
    01/01/2007 to 12/31/2007                                     $8.84            $9.36            630,739
    01/01/2008 to 12/31/2008                                     $9.36            $5.11            453,772
    01/01/2009 to 12/31/2009                                     $5.11            $7.91            970,438
    01/01/2010 to 12/31/2010                                     $7.91            $9.44          1,132,899
    01/01/2011 to 12/31/2011                                     $9.44            $8.81            530,679
    01/01/2012 to 12/31/2012                                     $8.81            $9.64            353,005
    01/01/2013 to 12/31/2013                                     $9.64           $11.87            292,049

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
NASDAQ Target 15 Portfolio
    01/01/2004 to 12/31/2004               --           $10.66             82,809
    01/01/2005 to 12/31/2005           $10.66           $10.83            134,177
    01/01/2006 to 12/31/2006           $10.83           $11.60            199,508
    01/01/2007 to 12/31/2007           $11.60           $13.88            403,709
    01/01/2008 to 12/31/2008           $13.88            $6.71            199,304
    01/01/2009 to 12/31/2009            $6.71            $7.71            140,231
    01/01/2010 to 12/31/2010            $7.71            $9.89            511,072
    01/01/2011 to 12/31/2011            $9.89            $9.85            211,183
    01/01/2012 to 12/31/2012            $9.85           $10.95            144,674
    01/01/2013 to 12/31/2013           $10.95           $16.02            172,418
---------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    01/01/2004 to 12/31/2004           $13.60           $16.02          2,103,950
    01/01/2005 to 12/31/2005           $16.02           $20.72          3,395,891
    01/01/2006 to 12/31/2006           $20.72           $27.43          2,835,328
    01/01/2007 to 12/31/2007           $27.43           $38.71          3,344,620
    01/01/2008 to 12/31/2008           $38.71           $16.04          1,630,334
    01/01/2009 to 12/31/2009           $16.04           $25.59          2,133,897
    01/01/2010 to 12/31/2010           $25.59           $29.23          1,632,797
    01/01/2011 to 12/31/2011           $29.23           $22.31          1,023,231
    01/01/2012 to 12/31/2012           $22.31           $25.62            797,727
    01/01/2013 to 12/31/2013           $25.62           $25.21            589,332
---------------------------------------------------------------------------------------
ProFund VP Asia 30
    01/01/2004 to 12/31/2004           $12.57           $12.30            896,010
    01/01/2005 to 12/31/2005           $12.30           $14.45          1,723,105
    01/01/2006 to 12/31/2006           $14.45           $19.80          3,073,769
    01/01/2007 to 12/31/2007           $19.80           $28.77          2,473,589
    01/01/2008 to 12/31/2008           $28.77           $13.91          1,337,672
    01/01/2009 to 12/31/2009           $13.91           $21.10          1,821,822
    01/01/2010 to 12/31/2010           $21.10           $23.64          1,172,241
    01/01/2011 to 12/31/2011           $23.64           $16.97            568,287
    01/01/2012 to 12/31/2012           $16.97           $19.28            518,241
    01/01/2013 to 12/31/2013           $19.28           $21.80            354,325
---------------------------------------------------------------------------------------
ProFund VP Banks
    01/01/2004 to 12/31/2004           $10.90           $11.98            229,711
    01/01/2005 to 12/31/2005           $11.98           $11.77            351,876
    01/01/2006 to 12/31/2006           $11.77           $13.35            402,883
    01/01/2007 to 12/31/2007           $13.35            $9.55            389,926
    01/01/2008 to 12/31/2008            $9.55            $4.99          2,409,143
    01/01/2009 to 12/31/2009            $4.99            $4.70            746,620
    01/01/2010 to 12/31/2010            $4.70            $5.00            821,032
    01/01/2011 to 12/31/2011            $5.00            $3.60            310,912
    01/01/2012 to 12/31/2012            $3.60            $4.73            683,662
    01/01/2013 to 12/31/2013            $4.73            $6.21            377,961

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Basic Materials
    01/01/2004 to 12/31/2004           $10.95           $11.87            529,237
    01/01/2005 to 12/31/2005           $11.87           $11.96            681,690
    01/01/2006 to 12/31/2006           $11.96           $13.58            779,466
    01/01/2007 to 12/31/2007           $13.58           $17.45          2,684,333
    01/01/2008 to 12/31/2008           $17.45            $8.34          1,183,553
    01/01/2009 to 12/31/2009            $8.34           $13.32          1,841,267
    01/01/2010 to 12/31/2010           $13.32           $16.99          1,479,120
    01/01/2011 to 12/31/2011           $16.99           $14.01            513,298
    01/01/2012 to 12/31/2012           $14.01           $14.94            344,526
    01/01/2013 to 12/31/2013           $14.94           $17.41            287,699
---------------------------------------------------------------------------------------
ProFund VP Bear
    01/01/2004 to 12/31/2004            $8.44            $7.45          1,202,243
    01/01/2005 to 12/31/2005            $7.45            $7.23          2,169,659
    01/01/2006 to 12/31/2006            $7.23            $6.57          1,868,606
    01/01/2007 to 12/31/2007            $6.57            $6.50          1,722,065
    01/01/2008 to 12/31/2008            $6.50            $8.95          2,326,201
    01/01/2009 to 12/31/2009            $8.95            $6.35          1,995,516
    01/01/2010 to 12/31/2010            $6.35            $5.13          1,870,682
    01/01/2011 to 12/31/2011            $5.13            $4.60          2,082,893
    01/01/2012 to 12/31/2012            $4.60            $3.77            965,635
    01/01/2013 to 12/31/2013            $3.77            $2.73            911,837
---------------------------------------------------------------------------------------
ProFund VP Biotechnology
    01/01/2004 to 12/31/2004            $9.75           $10.52            757,678
    01/01/2005 to 12/31/2005           $10.52           $12.34            697,687
    01/01/2006 to 12/31/2006           $12.34           $11.64            393,923
    01/01/2007 to 12/31/2007           $11.64           $11.31            609,746
    01/01/2008 to 12/31/2008           $11.31           $11.33          1,249,287
    01/01/2009 to 12/31/2009           $11.33           $11.56            355,182
    01/01/2010 to 12/31/2010           $11.56           $11.95            254,803
    01/01/2011 to 12/31/2011           $11.95           $12.52            188,759
    01/01/2012 to 12/31/2012           $12.52           $17.33            338,800
    01/01/2013 to 12/31/2013           $17.33           $28.71            326,187
---------------------------------------------------------------------------------------
ProFund VP Bull
    01/01/2004 to 12/31/2004            $9.84           $10.53          8,215,357
    01/01/2005 to 12/31/2005           $10.53           $10.64          7,846,866
    01/01/2006 to 12/31/2006           $10.64           $11.90          7,031,661
    01/01/2007 to 12/31/2007           $11.90           $12.12          4,013,033
    01/01/2008 to 12/31/2008           $12.12            $7.43          2,963,943
    01/01/2009 to 12/31/2009            $7.43            $9.08          3,113,781
    01/01/2010 to 12/31/2010            $9.08           $10.06          2,476,971
    01/01/2011 to 12/31/2011           $10.06            $9.89          3,165,929
    01/01/2012 to 12/31/2012            $9.89           $11.08          1,499,016
    01/01/2013 to 12/31/2013           $11.08           $14.14          1,204,038

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    01/01/2004 to 12/31/2004                $9.64           $10.36            369,007
    01/01/2005 to 12/31/2005               $10.36           $10.15            161,038
    01/01/2006 to 12/31/2006               $10.15           $11.25            548,567
    01/01/2007 to 12/31/2007               $11.25           $11.90            715,235
    01/01/2008 to 12/31/2008               $11.90            $8.58            609,574
    01/01/2009 to 12/31/2009                $8.58           $10.26            812,567
    01/01/2010 to 12/31/2010               $10.26           $11.84            702,138
    01/01/2011 to 12/31/2011               $11.84           $12.45            765,549
    01/01/2012 to 12/31/2012               $12.45           $13.58            450,591
    01/01/2013 to 12/31/2013               $13.58           $17.15            573,128
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    01/01/2004 to 12/31/2004                $9.04            $9.56            430,620
    01/01/2005 to 12/31/2005                $9.56            $8.97             86,431
    01/01/2006 to 12/31/2006                $8.97            $9.88            192,639
    01/01/2007 to 12/31/2007                $9.88            $8.91             67,292
    01/01/2008 to 12/31/2008                $8.91            $6.01            448,604
    01/01/2009 to 12/31/2009                $6.01            $7.74            295,250
    01/01/2010 to 12/31/2010                $7.74            $9.24          1,046,739
    01/01/2011 to 12/31/2011                $9.24            $9.58            481,308
    01/01/2012 to 12/31/2012                $9.58           $11.51            539,898
    01/01/2013 to 12/31/2013               $11.51           $15.83            745,470
-------------------------------------------------------------------------------------------
ProFund VP Europe 30
    01/01/2004 to 12/31/2004               $10.83           $12.17          1,812,435
    01/01/2005 to 12/31/2005               $12.17           $12.94          1,133,420
    01/01/2006 to 12/31/2006               $12.94           $14.95          2,790,577
    01/01/2007 to 12/31/2007               $14.95           $16.85          1,487,885
    01/01/2008 to 12/31/2008               $16.85            $9.28            649,001
    01/01/2009 to 12/31/2009                $9.28           $12.07          1,184,717
    01/01/2010 to 12/31/2010               $12.07           $12.19            852,300
    01/01/2011 to 12/31/2011               $12.19           $10.92            333,570
    01/01/2012 to 12/31/2012               $10.92           $12.52            461,143
    01/01/2013 to 12/31/2013               $12.52           $14.98            561,564
-------------------------------------------------------------------------------------------
ProFund VP Financials
    01/01/2004 to 12/31/2004               $11.23           $12.19            553,342
    01/01/2005 to 12/31/2005               $12.19           $12.46            616,872
    01/01/2006 to 12/31/2006               $12.46           $14.38            913,872
    01/01/2007 to 12/31/2007               $14.38           $11.44            498,292
    01/01/2008 to 12/31/2008               $11.44            $5.57          2,008,426
    01/01/2009 to 12/31/2009                $5.57            $6.30          1,432,294
    01/01/2010 to 12/31/2010                $6.30            $6.87          1,397,974
    01/01/2011 to 12/31/2011                $6.87            $5.82          1,034,776
    01/01/2012 to 12/31/2012                $5.82            $7.14          1,345,907
    01/01/2013 to 12/31/2013                $7.14            $9.27          1,595,424

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Health Care
    01/01/2004 to 12/31/2004            $9.17            $9.23          1,318,525
    01/01/2005 to 12/31/2005            $9.23            $9.63          2,175,821
    01/01/2006 to 12/31/2006            $9.63            $9.96          2,106,409
    01/01/2007 to 12/31/2007            $9.96           $10.44          2,120,859
    01/01/2008 to 12/31/2008           $10.44            $7.78          1,638,682
    01/01/2009 to 12/31/2009            $7.78            $9.14          1,148,607
    01/01/2010 to 12/31/2010            $9.14            $9.25            875,030
    01/01/2011 to 12/31/2011            $9.25           $10.01            924,616
    01/01/2012 to 12/31/2012           $10.01           $11.56          1,121,561
    01/01/2013 to 12/31/2013           $11.56           $15.89          1,361,062
---------------------------------------------------------------------------------------
ProFund VP Industrials
    01/01/2004 to 12/31/2004           $10.01           $11.15            253,411
    01/01/2005 to 12/31/2005           $11.15           $11.23            211,678
    01/01/2006 to 12/31/2006           $11.23           $12.33            242,684
    01/01/2007 to 12/31/2007           $12.33           $13.55            708,921
    01/01/2008 to 12/31/2008           $13.55            $7.93            348,521
    01/01/2009 to 12/31/2009            $7.93            $9.68            634,240
    01/01/2010 to 12/31/2010            $9.68           $11.78            641,229
    01/01/2011 to 12/31/2011           $11.78           $11.38            404,533
    01/01/2012 to 12/31/2012           $11.38           $12.96            379,889
    01/01/2013 to 12/31/2013           $12.96           $17.62            514,535
---------------------------------------------------------------------------------------
ProFund VP Internet
    01/01/2004 to 12/31/2004           $15.00           $17.89            992,879
    01/01/2005 to 12/31/2005           $17.89           $18.90            467,320
    01/01/2006 to 12/31/2006           $18.90           $18.84            200,072
    01/01/2007 to 12/31/2007           $18.84           $20.42            435,015
    01/01/2008 to 12/31/2008           $20.42           $11.08            116,246
    01/01/2009 to 12/31/2009           $11.08           $19.31            507,210
    01/01/2010 to 12/31/2010           $19.31           $25.70            455,035
    01/01/2011 to 12/31/2011           $25.70           $23.53             92,624
    01/01/2012 to 12/31/2012           $23.53           $27.71             98,828
    01/01/2013 to 12/31/2013           $27.71           $41.35            134,453
---------------------------------------------------------------------------------------
ProFund VP Japan
    01/01/2004 to 12/31/2004            $9.03            $9.55            710,879
    01/01/2005 to 12/31/2005            $9.55           $13.31          3,413,954
    01/01/2006 to 12/31/2006           $13.31           $14.51          1,650,266
    01/01/2007 to 12/31/2007           $14.51           $12.85            552,230
    01/01/2008 to 12/31/2008           $12.85            $7.47            553,832
    01/01/2009 to 12/31/2009            $7.47            $8.11            519,793
    01/01/2010 to 12/31/2010            $8.11            $7.45            414,005
    01/01/2011 to 12/31/2011            $7.45            $5.97            292,468
    01/01/2012 to 12/31/2012            $5.97            $7.22            445,817
    01/01/2013 to 12/31/2013            $7.22           $10.53            616,969

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    01/01/2004 to 12/31/2004               --           $10.37             72,725
    01/01/2005 to 12/31/2005           $10.37           $10.30          2,620,748
    01/01/2006 to 12/31/2006           $10.30           $11.05          2,181,106
    01/01/2007 to 12/31/2007           $11.05           $11.62          2,009,820
    01/01/2008 to 12/31/2008           $11.62            $7.37          1,340,839
    01/01/2009 to 12/31/2009            $7.37            $9.40          1,530,601
    01/01/2010 to 12/31/2010            $9.40           $10.47          1,282,022
    01/01/2011 to 12/31/2011           $10.47           $10.62          1,146,789
    01/01/2012 to 12/31/2012           $10.62           $11.77            796,871
    01/01/2013 to 12/31/2013           $11.77           $15.12            730,784
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    01/01/2004 to 12/31/2004               --           $10.37            159,605
    01/01/2005 to 12/31/2005           $10.37           $10.51          2,141,309
    01/01/2006 to 12/31/2006           $10.51           $12.26          4,023,312
    01/01/2007 to 12/31/2007           $12.26           $12.08          1,984,257
    01/01/2008 to 12/31/2008           $12.08            $7.07          1,514,949
    01/01/2009 to 12/31/2009            $7.07            $8.31          1,108,254
    01/01/2010 to 12/31/2010            $8.31            $9.22          1,501,797
    01/01/2011 to 12/31/2011            $9.22            $8.96          1,122,050
    01/01/2012 to 12/31/2012            $8.96           $10.17            776,810
    01/01/2013 to 12/31/2013           $10.17           $12.99            482,427
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    01/01/2004 to 12/31/2004            $9.69           $10.58          2,220,901
    01/01/2005 to 12/31/2005           $10.58           $11.58          5,059,312
    01/01/2006 to 12/31/2006           $11.58           $11.84          1,594,539
    01/01/2007 to 12/31/2007           $11.84           $13.01          2,101,505
    01/01/2008 to 12/31/2008           $13.01            $7.83          1,117,437
    01/01/2009 to 12/31/2009            $7.83           $10.65          1,903,627
    01/01/2010 to 12/31/2010           $10.65           $13.45          2,021,397
    01/01/2011 to 12/31/2011           $13.45           $12.85          1,040,542
    01/01/2012 to 12/31/2012           $12.85           $14.58            684,764
    01/01/2013 to 12/31/2013           $14.58           $18.71            592,623
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    01/01/2004 to 12/31/2004           $10.23           $11.67          2,632,869
    01/01/2005 to 12/31/2005           $11.67           $12.49          2,164,543
    01/01/2006 to 12/31/2006           $12.49           $13.80          1,978,580
    01/01/2007 to 12/31/2007           $13.80           $13.70          1,436,105
    01/01/2008 to 12/31/2008           $13.70            $8.58            733,971
    01/01/2009 to 12/31/2009            $8.58           $11.05          1,398,727
    01/01/2010 to 12/31/2010           $11.05           $13.09            908,539
    01/01/2011 to 12/31/2011           $13.09           $12.37            727,867
    01/01/2012 to 12/31/2012           $12.37           $14.18            552,448
    01/01/2013 to 12/31/2013           $14.18           $18.43            479,583

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    01/01/2004 to 12/31/2004            $9.32            $9.94          4,885,351
    01/01/2005 to 12/31/2005            $9.94            $9.80          2,467,486
    01/01/2006 to 12/31/2006            $9.80           $10.16          1,764,614
    01/01/2007 to 12/31/2007           $10.16           $11.76          2,265,084
    01/01/2008 to 12/31/2008           $11.76            $6.65          1,171,313
    01/01/2009 to 12/31/2009            $6.65            $9.94          1,813,909
    01/01/2010 to 12/31/2010            $9.94           $11.56          1,576,633
    01/01/2011 to 12/31/2011           $11.56           $11.54            909,044
    01/01/2012 to 12/31/2012           $11.54           $13.19            644,940
    01/01/2013 to 12/31/2013           $13.19           $17.42            507,723
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    01/01/2004 to 12/31/2004           $10.48           $13.33          1,856,882
    01/01/2005 to 12/31/2005           $13.33           $17.22          2,573,777
    01/01/2006 to 12/31/2006           $17.22           $20.43          2,251,126
    01/01/2007 to 12/31/2007           $20.43           $26.61          2,322,451
    01/01/2008 to 12/31/2008           $26.61           $16.50          1,351,549
    01/01/2009 to 12/31/2009           $16.50           $18.75          1,326,030
    01/01/2010 to 12/31/2010           $18.75           $21.71          1,296,969
    01/01/2011 to 12/31/2011           $21.71           $21.83            829,408
    01/01/2012 to 12/31/2012           $21.83           $22.09            551,530
    01/01/2013 to 12/31/2013           $22.09           $26.96            414,618
---------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    01/01/2004 to 12/31/2004            $8.89            $7.93            527,336
    01/01/2005 to 12/31/2005            $7.93            $7.51            515,769
    01/01/2006 to 12/31/2006            $7.51            $8.28            716,678
    01/01/2007 to 12/31/2007            $8.28            $8.33            492,538
    01/01/2008 to 12/31/2008            $8.33            $6.60            588,925
    01/01/2009 to 12/31/2009            $6.60            $7.58            521,245
    01/01/2010 to 12/31/2010            $7.58            $7.49            268,122
    01/01/2011 to 12/31/2011            $7.49            $8.56            862,925
    01/01/2012 to 12/31/2012            $8.56            $9.42            302,309
    01/01/2013 to 12/31/2013            $9.42           $12.19            276,233
---------------------------------------------------------------------------------------
ProFund VP Precious Metals
    01/01/2004 to 12/31/2004           $13.29           $11.77          1,479,384
    01/01/2005 to 12/31/2005           $11.77           $14.62          2,426,531
    01/01/2006 to 12/31/2006           $14.62           $15.44          2,487,596
    01/01/2007 to 12/31/2007           $15.44           $18.60          3,177,702
    01/01/2008 to 12/31/2008           $18.60           $12.66          2,709,868
    01/01/2009 to 12/31/2009           $12.66           $16.86          2,850,817
    01/01/2010 to 12/31/2010           $16.86           $22.04          2,921,018
    01/01/2011 to 12/31/2011           $22.04           $17.51          2,103,701
    01/01/2012 to 12/31/2012           $17.51           $14.71          1,572,080
    01/01/2013 to 12/31/2013           $14.71            $8.98          1,162,887

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    01/01/2004 to 12/31/2004               $12.91           $16.15          1,816,706
    01/01/2005 to 12/31/2005               $16.15           $16.96            501,989
    01/01/2006 to 12/31/2006               $16.96           $22.10            926,728
    01/01/2007 to 12/31/2007               $22.10           $17.47            505,436
    01/01/2008 to 12/31/2008               $17.47           $10.09            587,638
    01/01/2009 to 12/31/2009               $10.09           $12.69            557,087
    01/01/2010 to 12/31/2010               $12.69           $15.57            509,622
    01/01/2011 to 12/31/2011               $15.57           $16.04            345,408
    01/01/2012 to 12/31/2012               $16.04           $18.48            392,557
    01/01/2013 to 12/31/2013               $18.48           $18.19            325,883
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    01/01/2004 to 12/31/2004                $7.56            $6.63          5,314,528
    01/01/2005 to 12/31/2005                $6.63            $6.00          3,415,324
    01/01/2006 to 12/31/2006                $6.00            $6.50          4,567,551
    01/01/2007 to 12/31/2007                $6.50            $6.06          1,806,294
    01/01/2008 to 12/31/2008                $6.06            $3.70          2,315,493
    01/01/2009 to 12/31/2009                $3.70            $4.81          3,128,225
    01/01/2010 to 12/31/2010                $4.81            $3.97          4,679,376
    01/01/2011 to 12/31/2011                $3.97            $2.44          2,645,539
    01/01/2012 to 12/31/2012                $2.44            $2.23          1,760,429
    01/01/2013 to 12/31/2013                $2.23            $2.56          3,779,215
-------------------------------------------------------------------------------------------
ProFund VP Semiconductor
    01/01/2004 to 12/31/2004                $9.51            $7.15            694,352
    01/01/2005 to 12/31/2005                $7.15            $7.64            746,084
    01/01/2006 to 12/31/2006                $7.64            $6.98            339,250
    01/01/2007 to 12/31/2007                $6.98            $7.35            272,048
    01/01/2008 to 12/31/2008                $7.35            $3.63            166,664
    01/01/2009 to 12/31/2009                $3.63            $5.86            794,698
    01/01/2010 to 12/31/2010                $5.86            $6.47            188,040
    01/01/2011 to 12/31/2011                $6.47            $6.12            125,111
    01/01/2012 to 12/31/2012                $6.12            $5.77             77,903
    01/01/2013 to 12/31/2013                $5.77            $7.57             62,931
-------------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap
    01/01/2004 to 12/31/2004                   --            $9.70             39,360
    01/01/2005 to 12/31/2005                $9.70            $8.64            364,782
    01/01/2006 to 12/31/2006                $8.64            $8.18            254,207
    01/01/2007 to 12/31/2007                $8.18            $7.82            131,223
    01/01/2008 to 12/31/2008                $7.82           $10.14            177,441
    01/01/2009 to 12/31/2009               $10.14            $6.44            364,588
    01/01/2010 to 12/31/2010                $6.44            $4.70            280,837
    01/01/2011 to 12/31/2011                $4.70            $4.24            232,550
    01/01/2012 to 12/31/2012                $4.24            $3.38            139,533
    01/01/2013 to 12/31/2013                $3.38            $2.40            116,769

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    01/01/2004 to 12/31/2004            $6.78            $5.93            908,064
    01/01/2005 to 12/31/2005            $5.93            $5.88          2,494,108
    01/01/2006 to 12/31/2006            $5.88            $5.70          1,891,265
    01/01/2007 to 12/31/2007            $5.70            $4.96            860,024
    01/01/2008 to 12/31/2008            $4.96            $7.23            722,924
    01/01/2009 to 12/31/2009            $7.23            $4.22            898,026
    01/01/2010 to 12/31/2010            $4.22            $3.27            782,589
    01/01/2011 to 12/31/2011            $3.27            $2.88          1,249,273
    01/01/2012 to 12/31/2012            $2.88            $2.30            957,612
    01/01/2013 to 12/31/2013            $2.30            $1.60            348,933
---------------------------------------------------------------------------------------
ProFund VP Short Small-Cap
    01/01/2004 to 12/31/2004               --            $9.54            136,809
    01/01/2005 to 12/31/2005            $9.54            $9.11            220,842
    01/01/2006 to 12/31/2006            $9.11            $7.90            560,897
    01/01/2007 to 12/31/2007            $7.90            $8.12          1,000,449
    01/01/2008 to 12/31/2008            $8.12            $9.92            233,809
    01/01/2009 to 12/31/2009            $9.92            $6.59            463,501
    01/01/2010 to 12/31/2010            $6.59            $4.61            355,244
    01/01/2011 to 12/31/2011            $4.61            $4.12            702,306
    01/01/2012 to 12/31/2012            $4.12            $3.28            351,352
    01/01/2013 to 12/31/2013            $3.28            $2.22            176,749
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    01/01/2004 to 12/31/2004           $10.16           $11.98          4,677,820
    01/01/2005 to 12/31/2005           $11.98           $12.67          4,579,886
    01/01/2006 to 12/31/2006           $12.67           $13.54          1,643,633
    01/01/2007 to 12/31/2007           $13.54           $13.85            676,467
    01/01/2008 to 12/31/2008           $13.85            $8.99            990,289
    01/01/2009 to 12/31/2009            $8.99           $11.15          1,476,283
    01/01/2010 to 12/31/2010           $11.15           $13.79          1,733,790
    01/01/2011 to 12/31/2011           $13.79           $13.73          1,437,215
    01/01/2012 to 12/31/2012           $13.73           $15.19            495,243
    01/01/2013 to 12/31/2013           $15.19           $20.98            722,604
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    01/01/2004 to 12/31/2004            $9.39           $11.10          4,088,760
    01/01/2005 to 12/31/2005           $11.10           $11.35          1,398,441
    01/01/2006 to 12/31/2006           $11.35           $13.11          2,446,357
    01/01/2007 to 12/31/2007           $13.11           $11.96            714,107
    01/01/2008 to 12/31/2008           $11.96            $8.15            838,930
    01/01/2009 to 12/31/2009            $8.15            $9.65            610,084
    01/01/2010 to 12/31/2010            $9.65           $11.59            743,101
    01/01/2011 to 12/31/2011           $11.59           $10.94            752,713
    01/01/2012 to 12/31/2012           $10.94           $12.49            481,299
    01/01/2013 to 12/31/2013           $12.49           $16.91            412,071

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Technology
    01/01/2004 to 12/31/2004            $8.66            $8.48            727,580
    01/01/2005 to 12/31/2005            $8.48            $8.45            577,737
    01/01/2006 to 12/31/2006            $8.45            $8.98            673,628
    01/01/2007 to 12/31/2007            $8.98           $10.10          1,668,456
    01/01/2008 to 12/31/2008           $10.10            $5.53            322,313
    01/01/2009 to 12/31/2009            $5.53            $8.78          1,361,950
    01/01/2010 to 12/31/2010            $8.78            $9.56            652,534
    01/01/2011 to 12/31/2011            $9.56            $9.27            719,037
    01/01/2012 to 12/31/2012            $9.27           $10.06            287,188
    01/01/2013 to 12/31/2013           $10.06           $12.38            175,316
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    01/01/2004 to 12/31/2004            $7.21            $8.19            460,848
    01/01/2005 to 12/31/2005            $8.19            $7.52            456,586
    01/01/2006 to 12/31/2006            $7.52            $9.93          1,277,316
    01/01/2007 to 12/31/2007            $9.93           $10.59          1,098,402
    01/01/2008 to 12/31/2008           $10.59            $6.83            840,295
    01/01/2009 to 12/31/2009            $6.83            $7.21            472,593
    01/01/2010 to 12/31/2010            $7.21            $8.20            847,216
    01/01/2011 to 12/31/2011            $8.20            $8.22            476,200
    01/01/2012 to 12/31/2012            $8.22            $9.42            486,914
    01/01/2013 to 12/31/2013            $9.42           $10.38            375,062
---------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    01/01/2004 to 12/31/2004           $11.08           $11.79          1,051,158
    01/01/2005 to 12/31/2005           $11.79           $12.64          2,312,868
    01/01/2006 to 12/31/2006           $12.64           $11.86            821,668
    01/01/2007 to 12/31/2007           $11.86           $12.85          2,443,725
    01/01/2008 to 12/31/2008           $12.85           $18.92          2,696,273
    01/01/2009 to 12/31/2009           $18.92           $12.54          1,333,606
    01/01/2010 to 12/31/2010           $12.54           $13.58          1,042,250
    01/01/2011 to 12/31/2011           $13.58           $19.17          1,145,039
    01/01/2012 to 12/31/2012           $19.17           $19.03            721,134
    01/01/2013 to 12/31/2013           $19.03           $15.14            419,798
---------------------------------------------------------------------------------------
ProFund VP UltraBull
    01/01/2004 to 12/31/2004           $10.20           $11.76          2,817,803
    01/01/2005 to 12/31/2005           $11.76           $11.87          1,158,024
    01/01/2006 to 12/31/2006           $11.87           $14.36          1,596,920
    01/01/2007 to 12/31/2007           $14.36           $14.24          1,964,725
    01/01/2008 to 12/31/2008           $14.24            $4.57          8,061,341
    01/01/2009 to 12/31/2009            $4.57            $6.50          1,590,074
    01/01/2010 to 12/31/2010            $6.50            $7.81            914,644
    01/01/2011 to 12/31/2011            $7.81            $7.31            689,374
    01/01/2012 to 12/31/2012            $7.31            $9.26            451,227
    01/01/2013 to 12/31/2013            $9.26           $15.31            302,573

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    01/01/2004 to 12/31/2004            $9.55           $11.99          3,106,849
    01/01/2005 to 12/31/2005           $11.99           $13.91          1,935,489
    01/01/2006 to 12/31/2006           $13.91           $15.14          1,588,771
    01/01/2007 to 12/31/2007           $15.14           $15.77          1,072,846
    01/01/2008 to 12/31/2008           $15.77            $5.04          2,684,256
    01/01/2009 to 12/31/2009            $5.04            $8.23          1,356,598
    01/01/2010 to 12/31/2010            $8.23           $12.11          1,530,577
    01/01/2011 to 12/31/2011           $12.11           $10.28            591,778
    01/01/2012 to 12/31/2012           $10.28           $13.40            516,451
    01/01/2013 to 12/31/2013           $13.40           $22.48            317,543
---------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100
    01/01/2004 to 12/31/2004            $7.03            $7.89          6,592,447
    01/01/2005 to 12/31/2005            $7.89            $7.47          4,740,165
    01/01/2006 to 12/31/2006            $7.47            $7.70          2,319,572
    01/01/2007 to 12/31/2007            $7.70            $9.73          4,024,405
    01/01/2008 to 12/31/2008            $9.73            $2.61          3,358,757
    01/01/2009 to 12/31/2009            $2.61            $5.63          1,661,197
    01/01/2010 to 12/31/2010            $5.63            $7.48          1,359,439
    01/01/2011 to 12/31/2011            $7.48            $7.27          1,795,997
    01/01/2012 to 12/31/2012            $7.27            $9.57            563,727
    01/01/2013 to 12/31/2013            $9.57           $16.84            561,715
---------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap
    01/01/2004 to 12/31/2004           $12.04           $15.52          5,098,565
    01/01/2005 to 12/31/2005           $15.52           $15.23            816,754
    01/01/2006 to 12/31/2006           $15.23           $18.87          1,580,595
    01/01/2007 to 12/31/2007           $18.87           $16.11            527,856
    01/01/2008 to 12/31/2008           $16.11            $5.36          2,519,397
    01/01/2009 to 12/31/2009            $5.36            $7.39            747,146
    01/01/2010 to 12/31/2010            $7.39           $10.79            930,703
    01/01/2011 to 12/31/2011           $10.79            $8.61            508,081
    01/01/2012 to 12/31/2012            $8.61           $10.97            395,941
    01/01/2013 to 12/31/2013           $10.97           $20.13            296,920
---------------------------------------------------------------------------------------
ProFund VP Utilities
    01/01/2004 to 12/31/2004            $9.34           $11.13          1,060,939
    01/01/2005 to 12/31/2005           $11.13           $12.37          1,996,877
    01/01/2006 to 12/31/2006           $12.37           $14.51          2,195,309
    01/01/2007 to 12/31/2007           $14.51           $16.52          3,808,582
    01/01/2008 to 12/31/2008           $16.52           $11.26          1,279,942
    01/01/2009 to 12/31/2009           $11.26           $12.27            940,314
    01/01/2010 to 12/31/2010           $12.27           $12.78            893,746
    01/01/2011 to 12/31/2011           $12.78           $14.77          1,349,692
    01/01/2012 to 12/31/2012           $14.77           $14.55            788,140
    01/01/2013 to 12/31/2013           $14.55           $16.21            725,550

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    01/01/2004 to 12/31/2004                            --           $10.53            269,671
    01/01/2005 to 12/31/2005                        $10.53           $12.05            672,243
    01/01/2006 to 12/31/2006                        $12.05           $14.35            742,865
    01/01/2007 to 12/31/2007                        $14.35           $16.87            828,104
    01/01/2008 to 12/31/2008                        $16.87            $8.25            357,600
    01/01/2009 to 12/31/2009                         $8.25           $11.12            408,047
    01/01/2010 to 12/31/2010                        $11.12           $12.47            346,910
    01/01/2011 to 12/31/2011                        $12.47           $10.44            327,254
    01/01/2012 to 12/31/2012                        $10.44           $12.56            230,539
    01/01/2013 to 12/31/2013                        $12.56           $14.69            101,416
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    01/01/2004 to 12/31/2004                            --           $10.75            173,851
    01/01/2005 to 12/31/2005                        $10.75           $11.01            304,840
    01/01/2006 to 12/31/2006                        $11.01           $11.14            290,152
    01/01/2007 to 12/31/2007                        $11.14           $11.42            274,858
    01/01/2008 to 12/31/2008                        $11.42            $8.09            259,188
    01/01/2009 to 12/31/2009                         $8.09            $9.05            240,776
    01/01/2010 to 12/31/2010                         $9.05           $10.62            226,552
    01/01/2011 to 12/31/2011                        $10.62           $11.34            243,395
    01/01/2012 to 12/31/2012                        $11.34           $12.21            149,031
    01/01/2013 to 12/31/2013                        $12.21           $17.07            202,561
----------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    01/01/2004 to 12/31/2004                            --           $11.32          1,777,316
    01/01/2005 to 12/31/2005                        $11.32           $11.94          2,420,874
    01/01/2006 to 12/31/2006                        $11.94           $13.10          2,772,210
    01/01/2007 to 12/31/2007                        $13.10           $14.10          2,203,754
    01/01/2008 to 12/31/2008                        $14.10            $7.65          1,345,285
    01/01/2009 to 12/31/2009                         $7.65            $8.51            861,853
    01/01/2010 to 12/31/2010                         $8.51            $9.96            654,754
    01/01/2011 to 12/31/2011                         $9.96            $9.64            581,345
    01/01/2012 to 12/31/2012                         $9.64           $10.71            565,987
    01/01/2013 to 12/31/2013                        $10.71           $14.30            532,138
----------------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    01/01/2004 to 12/31/2004                            --           $10.48            155,695
    01/01/2005 to 12/31/2005                        $10.48            $9.98            194,864
    01/01/2006 to 12/31/2006                         $9.98           $12.32            481,064
    01/01/2007 to 12/31/2007                        $12.32           $12.20            235,030
    01/01/2008 to 12/31/2008                        $12.20            $8.58            249,670
    01/01/2009 to 12/31/2009                         $8.58            $9.61            136,907
    01/01/2010 to 12/31/2010                         $9.61           $11.04            221,649
    01/01/2011 to 12/31/2011                        $11.04           $11.69            189,624
    01/01/2012 to 12/31/2012                        $11.69           $12.73            184,517
    01/01/2013 to 12/31/2013                        $12.73           $16.39            166,823
----------------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/02/2005* to 12/31/2005                       $10.00            $9.76          1,240,525
    01/01/2006 to 12/31/2006                         $9.76           $11.34          2,310,768
    01/01/2007 to 12/31/2007                        $11.34           $11.28          2,000,024
    01/01/2008 to 12/31/2008                        $11.28            $6.59          1,374,063
    01/01/2009 to 12/31/2009                         $6.59            $7.40            996,116
    01/01/2010 to 12/31/2010                         $7.40            $8.48            902,956
    01/01/2011 to 12/31/2011                         $8.48            $8.84          1,077,472
    01/01/2012 to 12/31/2012                         $8.84            $9.18            630,897
    01/01/2013 to 12/31/2013                         $9.18           $11.57            561,037

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Value Line Target 25 Portfolio
    01/01/2004 to 12/31/2004                                             --           $12.59            389,792
    01/01/2005 to 12/31/2005                                         $12.59           $14.82          1,068,337
    01/01/2006 to 12/31/2006                                         $14.82           $15.00          1,119,827
    01/01/2007 to 12/31/2007                                         $15.00           $17.43          1,173,103
    01/01/2008 to 12/31/2008                                         $17.43            $7.74          1,027,401
    01/01/2009 to 12/31/2009                                          $7.74            $8.16            663,617
    01/01/2010 to 12/31/2010                                          $8.16           $10.47            604,695
    01/01/2011 to 12/31/2011                                         $10.47            $7.75            467,540
    01/01/2012 to 12/31/2012                                          $7.75            $9.25            312,129
    01/01/2013 to 12/31/2013                                          $9.25           $11.96            253,593
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    01/01/2004 to 12/31/2004                                         $10.23           $11.18            590,808
    01/01/2005 to 12/31/2005                                         $11.18           $11.59            534,648
    01/01/2006 to 12/31/2006                                         $11.59           $13.51            582,613
    01/01/2007 to 12/31/2007                                         $13.51           $13.66            497,287
    01/01/2008 to 12/31/2008                                         $13.66            $8.53            312,113
    01/01/2009 to 12/31/2009                                          $8.53            $9.81            287,896
    01/01/2010 to 07/16/2010                                          $9.81            $9.43                  0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $13.33           $16.11            637,587
    01/01/2011 to 12/31/2011                                         $16.11           $13.82            523,908
    01/01/2012 to 12/31/2012                                         $13.82           $15.45            401,945
    01/01/2013 to 12/31/2013                                         $15.45           $18.23            283,907
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                         $9.43           $10.98            306,415
    01/01/2011 to 12/31/2011                                         $10.98           $10.57            290,158
    01/01/2012 to 12/31/2012                                         $10.57           $12.42            233,447
    01/01/2013 to 12/31/2013                                         $12.42           $15.91            251,990
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $12.54           $15.82            385,986
    01/01/2011 to 12/31/2011                                         $15.82           $14.72            411,256
    01/01/2012 to 12/31/2012                                         $14.72           $17.48            413,544
    01/01/2013 to 12/31/2013                                         $17.48           $24.11            306,342
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.25            617,813
    01/01/2011 to 12/31/2011                                         $12.25           $11.52            383,450
    01/01/2012 to 12/31/2012                                         $11.52           $12.25            264,060
    01/01/2013 to 12/31/2013                                         $12.25           $18.14            293,944



 *  Denotes the start date of these sub-accounts

                                    ASXT SIX
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

  ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO
                Plus 2008 60 bps and Combo 5%/HAV 80 bps (3.05%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                              $10.02           $12.13            20,597
    01/01/2010 to 12/31/2010                              $12.13           $13.17            65,536
    01/01/2011 to 12/31/2011                              $13.17           $12.43            29,622
    01/01/2012 to 12/31/2012                              $12.43           $13.57            36,253
    01/01/2013 to 12/31/2013                              $13.57           $14.46            11,985
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                              $10.04           $12.33            33,933
    01/01/2010 to 12/31/2010                              $12.33           $13.59            52,061
    01/01/2011 to 12/31/2011                              $13.59           $13.19            26,435
    01/01/2012 to 12/31/2012                              $13.19           $14.54            36,464
    01/01/2013 to 12/31/2013                              $14.54           $16.43            19,293
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.08           $12.38            11,520
    01/01/2010 to 12/31/2010                              $12.38           $13.66            10,502
    01/01/2011 to 12/31/2011                              $13.66           $13.72             7,324
    01/01/2012 to 05/04/2012                              $13.72           $14.83                 0
----------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                              $10.02           $11.96           104,004
    01/01/2010 to 12/31/2010                              $11.96           $13.02           131,786
    01/01/2011 to 12/31/2011                              $13.02           $12.47            52,667
    01/01/2012 to 12/31/2012                              $12.47           $13.60            56,424
    01/01/2013 to 12/31/2013                              $13.60           $15.51            26,419
----------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                             $10.00            $9.08                 0
    01/01/2012 to 12/31/2012                               $9.08            $9.85                 0
    01/01/2013 to 12/31/2013                               $9.85           $10.58             3,133
----------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                             $10.00           $10.40             1,087
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2015
    05/01/2009 to 12/31/2009                               $9.96            $9.92                 0
    01/01/2010 to 12/31/2010                               $9.92           $10.52                 0
    01/01/2011 to 12/31/2011                              $10.52           $10.85                 0
    01/01/2012 to 12/31/2012                              $10.85           $10.84                 0
    01/01/2013 to 12/31/2013                              $10.84           $10.48                 0
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                               $9.94            $9.54            10,856
    01/01/2010 to 12/31/2010                               $9.54           $10.23            53,548
    01/01/2011 to 12/31/2011                              $10.23           $10.88            99,457
    01/01/2012 to 12/31/2012                              $10.88           $10.98            49,369
    01/01/2013 to 12/31/2013                              $10.98           $10.58            31,441
----------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2017
    01/04/2010* to 12/31/2010                             $10.00           $10.63            78,013
    01/01/2011 to 12/31/2011                              $10.63           $11.48           166,186
    01/01/2012 to 12/31/2012                              $11.48           $11.70           128,946
    01/01/2013 to 12/31/2013                              $11.70           $11.11            97,521

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                                 $9.92            $9.61                 0
    01/01/2010 to 12/31/2010                                 $9.61           $10.36                 0
    01/01/2011 to 12/31/2011                                $10.36           $11.41           300,079
    01/01/2012 to 12/31/2012                                $11.41           $11.69           203,929
    01/01/2013 to 12/31/2013                                $11.69           $10.98           124,021
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                                 $9.91            $9.51                 0
    01/01/2010 to 12/31/2010                                 $9.51           $10.27                 0
    01/01/2011 to 12/31/2011                                $10.27           $11.55                 0
    01/01/2012 to 12/31/2012                                $11.55           $11.85            57,097
    01/01/2013 to 12/31/2013                                $11.85           $10.93            75,887
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                                 $9.88            $9.19                 0
    01/01/2010 to 12/31/2010                                 $9.19            $9.96            67,081
    01/01/2011 to 12/31/2011                                 $9.96           $11.46             5,989
    01/01/2012 to 12/31/2012                                $11.46           $11.82             3,224
    01/01/2013 to 12/31/2013                                $11.82           $10.71           100,166
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                               $10.00           $10.87            55,827
    01/01/2011 to 12/31/2011                                $10.87           $12.68           479,189
    01/01/2012 to 12/31/2012                                $12.68           $13.12           250,845
    01/01/2013 to 12/31/2013                                $13.12           $11.83            78,873
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                               $10.00           $11.87           148,179
    01/01/2012 to 12/31/2012                                $11.87           $12.18           231,919
    01/01/2013 to 12/31/2013                                $12.18           $10.66            25,469
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                               $10.00           $10.27            77,251
    01/01/2013 to 12/31/2013                                $10.27            $8.94           685,322
------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                               $10.00            $8.64           347,529
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                $10.04           $12.23            88,371
    01/01/2010 to 12/31/2010                                $12.23           $13.44           112,968
    01/01/2011 to 12/31/2011                                $13.44           $12.71            48,818
    01/01/2012 to 12/31/2012                                $12.71           $14.02            64,061
    01/01/2013 to 12/31/2013                                $14.02           $16.67            34,911
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.52                 0
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                 $9.61           $14.41             3,009
    01/01/2010 to 12/31/2010                                $14.41           $17.98             2,762
    01/01/2011 to 12/31/2011                                $17.98           $18.59             1,055
    01/01/2012 to 12/31/2012                                $18.59           $20.78             1,973
    01/01/2013 to 12/31/2013                                $20.78           $20.78               973
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $10.00            $9.60                 0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                       $9.98           $12.90             3,606
    01/01/2010 to 12/31/2010                                      $12.90           $16.57             4,862
    01/01/2011 to 12/31/2011                                      $16.57           $13.96             5,255
    01/01/2012 to 12/31/2012                                      $13.96           $16.25             5,823
    01/01/2013 to 12/31/2013                                      $16.25           $22.19             4,781
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.03           $11.89             9,882
    01/01/2010 to 12/31/2010                                      $11.89           $13.06            11,383
    01/01/2011 to 12/31/2011                                      $13.06           $12.35             6,047
    01/01/2012 to 12/31/2012                                      $12.35           $13.61             6,502
    01/01/2013 to 12/31/2013                                      $13.61           $15.73             1,090
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                      $10.01           $12.21            40,030
    01/01/2010 to 12/31/2010                                      $12.21           $13.54            69,693
    01/01/2011 to 12/31/2011                                      $13.54           $12.93            27,636
    01/01/2012 to 12/31/2012                                      $12.93           $13.87            29,060
    01/01/2013 to 12/31/2013                                      $13.87           $15.43            12,216
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.64            85,979
    01/01/2013 to 12/31/2013                                      $10.64           $12.85            61,658
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.71                 0
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                       $9.86           $13.84             5,212
    01/01/2010 to 12/31/2010                                      $13.84           $16.13             5,671
    01/01/2011 to 12/31/2011                                      $16.13           $14.85             2,697
    01/01/2012 to 12/31/2012                                      $14.85           $18.26             2,502
    01/01/2013 to 12/31/2013                                      $18.26           $18.47               757
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.05           $12.75             5,300
    01/01/2010 to 12/31/2010                                      $12.75           $13.64             5,682
    01/01/2011 to 12/31/2011                                      $13.64           $12.70               564
    01/01/2012 to 12/31/2012                                      $12.70           $14.74             1,000
    01/01/2013 to 12/31/2013                                      $14.74           $18.54               549
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.12           $12.12             5,259
    01/01/2010 to 12/31/2010                                      $12.12           $13.27             4,461
    01/01/2011 to 12/31/2011                                      $13.27           $12.15             2,054
    01/01/2012 to 12/31/2012                                      $12.15           $14.10             2,577
    01/01/2013 to 12/31/2013                                      $14.10           $18.25             2,072
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.06           $13.39            10,087
    01/01/2010 to 12/31/2010                                      $13.39           $15.56            11,918
    01/01/2011 to 12/31/2011                                      $15.56           $14.64             5,719
    01/01/2012 to 12/31/2012                                      $14.64           $16.97             5,361
    01/01/2013 to 12/31/2013                                      $16.97           $21.75             3,788

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $11.78             8,173
    01/01/2010 to 12/31/2010                                      $11.78           $12.74            48,976
    01/01/2011 to 12/31/2011                                      $12.74           $12.29            29,103
    01/01/2012 to 12/31/2012                                      $12.29           $13.13            27,510
    01/01/2013 to 12/31/2013                                      $13.13           $13.98             3,763
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                       $9.95           $12.67            11,393
    01/01/2010 to 12/31/2010                                      $12.67           $15.58            11,365
    01/01/2011 to 12/31/2011                                      $15.58           $15.30             2,764
    01/01/2012 to 12/31/2012                                      $15.30           $17.16             5,135
    01/01/2013 to 12/31/2013                                      $17.16           $23.09             1,883
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.10           $12.67             3,083
    01/01/2010 to 12/31/2010                                      $12.67           $13.81             2,749
    01/01/2011 to 12/31/2011                                      $13.81           $13.33             1,157
    01/01/2012 to 12/31/2012                                      $13.33           $14.65               912
    01/01/2013 to 12/31/2013                                      $14.65           $19.12               533
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $12.43             5,092
    01/01/2010 to 12/31/2010                                      $12.43           $13.68            10,081
    01/01/2011 to 12/31/2011                                      $13.68           $13.68             2,509
    01/01/2012 to 12/31/2012                                      $13.68           $15.11             5,003
    01/01/2013 to 12/31/2013                                      $15.11           $15.70             4,092
------------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.14           $13.18             2,490
    01/01/2010 to 12/31/2010                                      $13.18           $14.63            11,291
    01/01/2011 to 12/31/2011                                      $14.63           $12.35             3,255
    01/01/2012 to 12/31/2012                                      $12.35           $14.42             4,810
    01/01/2013 to 12/31/2013                                      $14.42           $16.64             2,931
------------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.12           $13.01             2,413
    01/01/2010 to 12/31/2010                                      $13.01           $14.02             2,501
    01/01/2011 to 12/31/2011                                      $14.02           $11.88             1,271
    01/01/2012 to 12/31/2012                                      $11.88           $13.44             1,073
    01/01/2013 to 12/31/2013                                      $13.44           $15.57               345
------------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                      $10.04           $12.17            20,236
    01/01/2010 to 12/31/2010                                      $12.17           $13.42            32,414
    01/01/2011 to 12/31/2011                                      $13.42           $12.94            14,505
    01/01/2012 to 12/31/2012                                      $12.94           $14.25            12,999
    01/01/2013 to 12/31/2013                                      $14.25           $16.07             2,443
------------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                      $10.13           $13.50             6,659
    01/01/2010 to 12/31/2010                                      $13.50           $14.02            15,984
    01/01/2011 to 12/31/2011                                      $14.02           $12.35             3,646
    01/01/2012 to 12/31/2012                                      $12.35           $14.60             4,897
    01/01/2013 to 12/31/2013                                      $14.60           $16.33             2,837

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                             $10.08           $11.59            20,757
    01/01/2010 to 12/31/2010                             $11.59           $12.06            27,863
    01/01/2011 to 12/31/2011                             $12.06           $11.72            14,468
    01/01/2012 to 12/31/2012                             $11.72           $12.58            14,931
    01/01/2013 to 12/31/2013                             $12.58           $13.54             3,132
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                            $10.08           $10.27                 0
    01/01/2010 to 12/31/2010                             $10.27           $11.09               692
    01/01/2011 to 12/31/2011                             $11.09           $10.82               502
    01/01/2012 to 12/31/2012                             $10.82           $12.08             5,202
    01/01/2013 to 12/31/2013                             $12.08           $15.99             3,955
---------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                            $10.14           $10.28                 0
    01/01/2010 to 12/31/2010                             $10.28           $11.34               916
    01/01/2011 to 12/31/2011                             $11.34           $10.34               252
    01/01/2012 to 12/31/2012                             $10.34           $11.36               289
    01/01/2013 to 12/31/2013                             $11.36           $14.47               201
---------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                             $10.06           $12.65               573
    01/01/2010 to 12/31/2010                             $12.65           $13.88            14,237
    01/01/2011 to 12/31/2011                             $13.88           $12.89             2,571
    01/01/2012 to 12/31/2012                             $12.89           $14.61             3,452
    01/01/2013 to 12/31/2013                             $14.61           $19.81             2,533
---------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.01           $12.63            10,541
    01/01/2010 to 12/31/2010                             $12.63           $14.66            10,205
    01/01/2011 to 12/31/2011                             $14.66           $14.09             6,178
    01/01/2012 to 12/31/2012                             $14.09           $15.33             5,047
    01/01/2013 to 12/31/2013                             $15.33           $20.31             4,771
---------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                             $10.03           $12.00             1,494
    01/01/2010 to 12/31/2010                             $12.00           $13.20             5,460
    01/01/2011 to 12/31/2011                             $13.20           $14.10             3,371
    01/01/2012 to 12/31/2012                             $14.10           $14.48             3,340
    01/01/2013 to 12/31/2013                             $14.48           $13.76               550
---------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                             $10.07           $13.28             9,929
    01/01/2010 to 12/31/2010                             $13.28           $14.42             7,763
    01/01/2011 to 12/31/2011                             $14.42           $13.54             3,117
    01/01/2012 to 12/31/2012                             $13.54           $16.16             6,301
    01/01/2013 to 12/31/2013                             $16.16           $20.00             2,669
---------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                             $10.03           $12.07            12,013
    01/01/2010 to 12/31/2010                             $12.07           $13.20            19,094
    01/01/2011 to 12/31/2011                             $13.20           $12.72             5,650
    01/01/2012 to 12/31/2012                             $12.72           $14.44            12,520
    01/01/2013 to 12/31/2013                             $14.44           $19.14             7,446
---------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                            $10.00           $10.14                 0
    01/01/2013 to 12/31/2013                             $10.14           $13.23                 0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $13.14            12,399
    01/01/2010 to 12/31/2010                              $13.14           $15.75             8,558
    01/01/2011 to 12/31/2011                              $15.75           $14.74             4,926
    01/01/2012 to 12/31/2012                              $14.74           $16.92             5,226
    01/01/2013 to 12/31/2013                              $16.92           $21.73             2,453
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $10.00            $9.80            61,155
    01/01/2010 to 12/31/2010                               $9.80            $9.50            66,807
    01/01/2011 to 12/31/2011                               $9.50            $9.22            22,753
    01/01/2012 to 12/31/2012                               $9.22            $8.94            21,654
    01/01/2013 to 12/31/2013                               $8.94            $8.66            38,219
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $10.13           $13.62             1,324
    01/01/2010 to 12/31/2010                              $13.62           $16.31             2,199
    01/01/2011 to 12/31/2011                              $16.31           $15.42               751
    01/01/2012 to 12/31/2012                              $15.42           $17.51             4,345
    01/01/2013 to 12/31/2013                              $17.51           $24.10             3,593
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.05                 0
    01/01/2012 to 12/31/2012                              $10.05           $10.21               454
    01/01/2013 to 12/31/2013                              $10.21            $9.62                 0
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $9.98           $12.28             2,880
    01/01/2010 to 12/31/2010                              $12.28           $15.32            12,697
    01/01/2011 to 12/31/2011                              $15.32           $15.10             3,661
    01/01/2012 to 12/31/2012                              $15.10           $16.46            10,250
    01/01/2013 to 12/31/2013                              $16.46           $21.16             6,640
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $9.93           $11.99             1,364
    01/01/2010 to 12/31/2010                              $11.99           $13.98            13,027
    01/01/2011 to 04/29/2011                              $13.98           $15.60                 0
----------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                             $10.00           $10.22            17,403
    01/01/2013 to 12/31/2013                              $10.22           $11.79            12,005
----------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                              $10.05           $14.70               544
    01/01/2010 to 12/31/2010                              $14.70           $17.42             8,655
    01/01/2011 to 12/31/2011                              $17.42           $13.47             3,004
    01/01/2012 to 12/31/2012                              $13.47           $15.40             3,488
    01/01/2013 to 12/31/2013                              $15.40           $14.96               966
----------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $10.41            10,719
    01/01/2010 to 12/31/2010                              $10.41           $10.49             8,917
    01/01/2011 to 12/31/2011                              $10.49           $10.40             3,150
    01/01/2012 to 12/31/2012                              $10.40           $10.55             3,391
    01/01/2013 to 12/31/2013                              $10.55           $10.01               590
----------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                               $9.98           $10.98           109,219
    01/01/2010 to 12/31/2010                              $10.98           $11.46           174,087
    01/01/2011 to 12/31/2011                              $11.46           $11.47            92,726
    01/01/2012 to 12/31/2012                              $11.47           $12.15            96,820
    01/01/2013 to 12/31/2013                              $12.15           $11.57            35,919

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.02           $11.53           117,847
    01/01/2010 to 12/31/2010                                  $11.53           $12.36           141,279
    01/01/2011 to 12/31/2011                                  $12.36           $12.10            76,596
    01/01/2012 to 12/31/2012                                  $12.10           $12.95            76,027
    01/01/2013 to 12/31/2013                                  $12.95           $13.71            18,950
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                 $10.02           $10.05               193
    01/01/2012 to 12/31/2012                                  $10.05           $10.43                85
    01/01/2013 to 12/31/2013                                  $10.43            $9.88                 0
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $12.07            33,032
    01/01/2010 to 12/31/2010                                  $12.07           $13.93            76,341
    01/01/2011 to 12/31/2011                                  $13.93           $12.67            31,690
    01/01/2012 to 12/31/2012                                  $12.67           $13.87            41,291
    01/01/2013 to 12/31/2013                                  $13.87           $15.74            17,345
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.72                56
    01/01/2010 to 12/31/2010                                  $12.72           $14.19               312
    01/01/2011 to 12/31/2011                                  $14.19           $14.23               118
    01/01/2012 to 12/31/2012                                  $14.23           $16.39                83
    01/01/2013 to 12/31/2013                                  $16.39           $21.05                34
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.81                 0
    01/01/2012 to 12/31/2012                                   $8.81            $9.67                 0
    01/01/2013 to 12/31/2013                                   $9.67           $11.47                 0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $11.86            24,557
    01/01/2010 to 12/31/2010                                  $11.86           $12.87            39,827
    01/01/2011 to 12/31/2011                                  $12.87           $12.25            16,831
    01/01/2012 to 12/31/2012                                  $12.25           $13.09            20,040
    01/01/2013 to 12/31/2013                                  $13.09           $14.27             5,148
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                  $10.05           $12.26             8,395
    01/01/2010 to 12/31/2010                                  $12.26           $13.59            20,779
    01/01/2011 to 12/31/2011                                  $13.59           $12.86             9,445
    01/01/2012 to 12/31/2012                                  $12.86           $14.45            11,058
    01/01/2013 to 12/31/2013                                  $14.45           $16.54             4,145
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.30            20,952
    01/01/2010 to 12/31/2010                                  $12.30           $13.34            37,585
    01/01/2011 to 12/31/2011                                  $13.34           $12.49            18,344
    01/01/2012 to 12/31/2012                                  $12.49           $13.46            17,149
    01/01/2013 to 12/31/2013                                  $13.46           $14.93             6,711
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $10.01           $13.05             1,009
    01/01/2010 to 12/31/2010                                  $13.05           $17.25             4,684
    01/01/2011 to 12/31/2011                                  $17.25           $16.57             1,545
    01/01/2012 to 12/31/2012                                  $16.57           $18.01             4,955
    01/01/2013 to 12/31/2013                                  $18.01           $23.61             3,505

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $9.98           $12.85               758
    01/01/2010 to 12/31/2010                              $12.85           $15.70             9,508
    01/01/2011 to 12/31/2011                              $15.70           $14.31             2,394
    01/01/2012 to 12/31/2012                              $14.31           $16.40             3,290
    01/01/2013 to 12/31/2013                              $16.40           $21.84             2,171
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                              $10.04           $12.06            43,885
    01/01/2010 to 12/31/2010                              $12.06           $13.05            45,724
    01/01/2011 to 12/31/2011                              $13.05           $12.90            20,735
    01/01/2012 to 12/31/2012                              $12.90           $14.19            29,389
    01/01/2013 to 12/31/2013                              $14.19           $16.08            15,266
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                              $10.10           $12.82               240
    01/01/2010 to 12/31/2010                              $12.82           $14.07               187
    01/01/2011 to 12/31/2011                              $14.07           $13.42             1,337
    01/01/2012 to 12/31/2012                              $13.42           $15.25               120
    01/01/2013 to 12/31/2013                              $15.25           $19.18               429
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $13.07             5,649
    01/01/2010 to 12/31/2010                              $13.07           $14.68            16,473
    01/01/2011 to 12/31/2011                              $14.68           $13.99             4,943
    01/01/2012 to 12/31/2012                              $13.99           $15.95             7,580
    01/01/2013 to 12/31/2013                              $15.95           $22.27             3,641
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                              $10.30           $13.66            22,188
    01/01/2010 to 12/31/2010                              $13.66           $15.96            33,585
    01/01/2011 to 12/31/2011                              $15.96           $13.16            12,364
    01/01/2012 to 12/31/2012                              $13.16           $13.22            17,404
    01/01/2013 to 12/31/2013                              $13.22           $14.79             7,649
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                              $10.02           $11.03             7,216
    01/01/2010 to 12/31/2010                              $11.03           $11.31            13,161
    01/01/2011 to 12/31/2011                              $11.31           $11.42             8,552
    01/01/2012 to 12/31/2012                              $11.42           $11.65             8,562
    01/01/2013 to 12/31/2013                              $11.65           $10.87               953
----------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                              $10.06           $12.68            35,658
    01/01/2010 to 12/31/2010                              $12.68           $14.09            29,905
    01/01/2011 to 12/31/2011                              $14.09           $13.19             9,998
    01/01/2012 to 12/31/2012                              $13.19           $14.19            18,422
    01/01/2013 to 12/31/2013                              $14.19           $16.58            11,668
----------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $10.68               608
    01/01/2010 to 12/31/2010                              $10.68           $11.17             8,009
    01/01/2011 to 12/31/2011                              $11.17           $11.48             2,004
    01/01/2012 to 12/31/2012                              $11.48           $12.00             4,104
    01/01/2013 to 12/31/2013                              $12.00           $11.46             1,345
----------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    05/01/2009 to 12/31/2009                              $10.04           $12.55                 0
    01/01/2010 to 07/16/2010                              $12.55           $12.19                 0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    05/01/2009 to 12/31/2009                                    $10.05           $12.65                96
    01/01/2010 to 07/16/2010                                    $12.65           $11.93                 0
----------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    05/01/2009 to 12/31/2009                                     $9.89           $12.76               471
    01/01/2010 to 07/16/2010                                    $12.76           $11.82                 0
----------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    05/01/2009 to 12/31/2009                                    $10.10           $13.19                 0
    01/01/2010 to 12/31/2010                                    $13.19           $15.21               400
    01/01/2011 to 12/31/2011                                    $15.21           $13.14               113
    01/01/2012 to 12/31/2012                                    $13.14           $14.50               127
    01/01/2013 to 12/31/2013                                    $14.50           $18.43                 0
----------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                    $10.07           $12.74            43,424
    01/01/2010 to 12/31/2010                                    $12.74           $13.62           109,519
    01/01/2011 to 12/31/2011                                    $13.62           $12.98            50,893
    01/01/2012 to 09/21/2012                                    $12.98           $14.39                 0
----------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    05/01/2009 to 12/31/2009                                    $10.06           $14.39               685
    01/01/2010 to 12/31/2010                                    $14.39           $15.31             1,333
    01/01/2011 to 12/31/2011                                    $15.31           $13.73               657
    01/01/2012 to 12/31/2012                                    $13.73           $16.69               812
    01/01/2013 to 12/31/2013                                    $16.69           $18.50                52
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                   $10.03            $8.09               380
    01/01/2012 to 04/27/2012                                     $8.09            $9.13                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                    $9.99            $9.03               981
    01/01/2012 to 12/31/2012                                     $9.03           $10.40             1,301
    01/01/2013 to 12/31/2013                                    $10.40           $13.21               478
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.04           $13.06               637
    01/01/2010 to 12/31/2010                                    $13.06           $15.68               576
    01/01/2011 to 04/29/2011                                    $15.68           $17.38                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.00           $13.90             2,477
    01/01/2010 to 12/31/2010                                    $13.90           $14.86             1,798
    01/01/2011 to 04/29/2011                                    $14.86           $15.61                 0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    05/01/2009 to 12/31/2009                                     $9.95           $12.67               410
    01/01/2010 to 12/31/2010                                    $12.67           $12.93             1,135
    01/01/2011 to 12/31/2011                                    $12.93           $13.03               509
    01/01/2012 to 12/31/2012                                    $13.03           $15.28               646
    01/01/2013 to 12/31/2013                                    $15.28           $20.81                58
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.67               486
    01/01/2013 to 12/31/2013                                     $9.67           $12.85               147

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    05/01/2009 to 12/31/2009               $10.12           $14.41            3,106
    01/01/2010 to 12/31/2010               $14.41           $16.23            2,867
    01/01/2011 to 12/31/2011               $16.23           $12.21              701
    01/01/2012 to 12/31/2012               $12.21           $13.82              674
    01/01/2013 to 12/31/2013               $13.82           $13.40               15
-------------------------------------------------------------------------------------------
ProFund VP Asia 30
    05/01/2009 to 12/31/2009               $10.20           $13.92                0
    01/01/2010 to 12/31/2010               $13.92           $15.37                0
    01/01/2011 to 12/31/2011               $15.37           $10.88                0
    01/01/2012 to 12/31/2012               $10.88           $12.18                0
    01/01/2013 to 12/31/2013               $12.18           $13.58                0
-------------------------------------------------------------------------------------------
ProFund VP Banks
    05/01/2009 to 12/31/2009                $9.77           $12.43                0
    01/01/2010 to 12/31/2010               $12.43           $13.05                0
    01/01/2011 to 12/31/2011               $13.05            $9.27                0
    01/01/2012 to 12/31/2012                $9.27           $11.99                0
    01/01/2013 to 12/31/2013               $11.99           $15.51                0
-------------------------------------------------------------------------------------------
ProFund VP Basic Materials
    05/01/2009 to 12/31/2009               $10.15           $14.20              347
    01/01/2010 to 12/31/2010               $14.20           $17.86              463
    01/01/2011 to 12/31/2011               $17.86           $14.52                0
    01/01/2012 to 12/31/2012               $14.52           $15.27                0
    01/01/2013 to 12/31/2013               $15.27           $17.53                0
-------------------------------------------------------------------------------------------
ProFund VP Bear
    05/01/2009 to 12/31/2009                $9.94            $7.28            1,686
    01/01/2010 to 12/31/2010                $7.28            $5.80            7,621
    01/01/2011 to 12/31/2011                $5.80            $5.13            1,565
    01/01/2012 to 12/31/2012                $5.13            $4.14            1,206
    01/01/2013 to 12/31/2013                $4.14            $2.95                0
-------------------------------------------------------------------------------------------
ProFund VP Bull
    05/01/2009 to 12/31/2009               $10.05           $12.58                0
    01/01/2010 to 12/31/2010               $12.58           $13.74                0
    01/01/2011 to 12/31/2011               $13.74           $13.32                0
    01/01/2012 to 12/31/2012               $13.32           $14.70                0
    01/01/2013 to 12/31/2013               $14.70           $18.50                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009               $10.03           $12.49                0
    01/01/2010 to 12/31/2010               $12.49           $14.21              391
    01/01/2011 to 12/31/2011               $14.21           $14.73                0
    01/01/2012 to 12/31/2012               $14.73           $15.83                0
    01/01/2013 to 12/31/2013               $15.83           $19.72                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                $9.95           $12.22                0
    01/01/2010 to 12/31/2010               $12.22           $14.39              399
    01/01/2011 to 12/31/2011               $14.39           $14.72                0
    01/01/2012 to 12/31/2012               $14.72           $17.42                0
    01/01/2013 to 12/31/2013               $17.42           $23.62                0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Europe 30
    05/01/2009 to 12/31/2009           $10.15           $13.55                0
    01/01/2010 to 12/31/2010           $13.55           $13.48                0
    01/01/2011 to 12/31/2011           $13.48           $11.91                0
    01/01/2012 to 12/31/2012           $11.91           $13.46                0
    01/01/2013 to 12/31/2013           $13.46           $15.87                0
---------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009            $9.83           $12.79              834
    01/01/2010 to 12/31/2010           $12.79           $13.76              685
    01/01/2011 to 12/31/2011           $13.76           $11.50              115
    01/01/2012 to 12/31/2012           $11.50           $13.90              179
    01/01/2013 to 12/31/2013           $13.90           $17.80               20
---------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009            $9.98           $12.70                0
    01/01/2010 to 12/31/2010           $12.70           $12.66                0
    01/01/2011 to 12/31/2011           $12.66           $13.52                0
    01/01/2012 to 12/31/2012           $13.52           $15.39                0
    01/01/2013 to 12/31/2013           $15.39           $20.85                0
---------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009           $10.11           $12.70                0
    01/01/2010 to 12/31/2010           $12.70           $15.23                0
    01/01/2011 to 12/31/2011           $15.23           $14.50                0
    01/01/2012 to 12/31/2012           $14.50           $16.28                0
    01/01/2013 to 12/31/2013           $16.28           $21.82                0
---------------------------------------------------------------------------------------
ProFund VP Japan
    05/01/2009 to 12/31/2009           $10.22           $11.29                0
    01/01/2010 to 12/31/2010           $11.29           $10.23                0
    01/01/2011 to 12/31/2011           $10.23            $8.08                0
    01/01/2012 to 12/31/2012            $8.08            $9.63                0
    01/01/2013 to 12/31/2013            $9.63           $13.84                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009           $10.07           $12.56                0
    01/01/2010 to 12/31/2010           $12.56           $13.78                0
    01/01/2011 to 12/31/2011           $13.78           $13.78                0
    01/01/2012 to 12/31/2012           $13.78           $15.06                0
    01/01/2013 to 12/31/2013           $15.06           $19.08                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009           $10.03           $12.61            1,267
    01/01/2010 to 12/31/2010           $12.61           $13.81              699
    01/01/2011 to 12/31/2011           $13.81           $13.21               66
    01/01/2012 to 12/31/2012           $13.21           $14.79               87
    01/01/2013 to 12/31/2013           $14.79           $18.62                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009            $9.99           $12.58            1,273
    01/01/2010 to 12/31/2010           $12.58           $15.66              702
    01/01/2011 to 12/31/2011           $15.66           $14.75               66
    01/01/2012 to 12/31/2012           $14.75           $16.50               88
    01/01/2013 to 12/31/2013           $16.50           $20.88                0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009                $9.92           $12.68                0
    01/01/2010 to 12/31/2010               $12.68           $14.81                0
    01/01/2011 to 12/31/2011               $14.81           $13.80                0
    01/01/2012 to 12/31/2012               $13.80           $15.59                0
    01/01/2013 to 12/31/2013               $15.59           $19.98                0
-------------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    05/01/2009 to 12/31/2009               $10.01           $12.96                0
    01/01/2010 to 12/31/2010               $12.96           $14.86                0
    01/01/2011 to 12/31/2011               $14.86           $14.62                0
    01/01/2012 to 12/31/2012               $14.62           $16.47                0
    01/01/2013 to 12/31/2013               $16.47           $21.45                0
-------------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    05/01/2009 to 12/31/2009               $10.30           $11.85              404
    01/01/2010 to 12/31/2010               $11.85           $13.53              340
    01/01/2011 to 12/31/2011               $13.53           $13.42              115
    01/01/2012 to 12/31/2012               $13.42           $13.38              133
    01/01/2013 to 12/31/2013               $13.38           $16.10               36
-------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    05/01/2009 to 12/31/2009               $10.02           $13.00                0
    01/01/2010 to 12/31/2010               $13.00           $12.67                0
    01/01/2011 to 12/31/2011               $12.67           $14.26                0
    01/01/2012 to 12/31/2012               $14.26           $15.47                0
    01/01/2013 to 12/31/2013               $15.47           $19.74                0
-------------------------------------------------------------------------------------------
ProFund VP Precious Metals
    05/01/2009 to 12/31/2009               $10.01           $13.59                0
    01/01/2010 to 12/31/2010               $13.59           $17.51                0
    01/01/2011 to 12/31/2011               $17.51           $13.72                0
    01/01/2012 to 12/31/2012               $13.72           $11.36                0
    01/01/2013 to 12/31/2013               $11.36            $6.84                0
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009                $9.62           $13.94                0
    01/01/2010 to 12/31/2010               $13.94           $16.85               40
    01/01/2011 to 12/31/2011               $16.85           $17.11                0
    01/01/2012 to 12/31/2012               $17.11           $19.44                0
    01/01/2013 to 12/31/2013               $19.44           $18.86                0
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    05/01/2009 to 12/31/2009               $10.11           $10.16            2,366
    01/01/2010 to 12/31/2010               $10.16            $8.27            7,909
    01/01/2011 to 12/31/2011                $8.27            $5.01            1,557
    01/01/2012 to 12/31/2012                $5.01            $4.52            1,288
    01/01/2013 to 12/31/2013                $4.52            $5.11               22
-------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    05/01/2009 to 12/31/2009                $9.99            $7.05                0
    01/01/2010 to 12/31/2010                $7.05            $5.39                0
    01/01/2011 to 12/31/2011                $5.39            $4.68                0
    01/01/2012 to 12/31/2012                $4.68            $3.68                0
    01/01/2013 to 12/31/2013                $3.68            $2.52                0

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009                        $10.01           $12.50                0
    01/01/2010 to 12/31/2010                        $12.50           $15.24               28
    01/01/2011 to 12/31/2011                        $15.24           $14.96                0
    01/01/2012 to 12/31/2012                        $14.96           $16.32                0
    01/01/2013 to 12/31/2013                        $16.32           $22.21                0
----------------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009                         $9.96           $12.32            1,307
    01/01/2010 to 12/31/2010                        $12.32           $14.59              721
    01/01/2011 to 12/31/2011                        $14.59           $13.56               68
    01/01/2012 to 12/31/2012                        $13.56           $15.27               90
    01/01/2013 to 12/31/2013                        $15.27           $20.39                0
----------------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009                        $10.15           $10.95            1,469
    01/01/2010 to 12/31/2010                        $10.95           $12.28              966
    01/01/2011 to 12/31/2011                        $12.28           $12.13              120
    01/01/2012 to 12/31/2012                        $12.13           $13.70              174
    01/01/2013 to 12/31/2013                        $13.70           $14.89               14
----------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    05/01/2009 to 12/31/2009                         $9.89            $8.85            1,341
    01/01/2010 to 12/31/2010                         $8.85            $9.44              156
    01/01/2011 to 12/31/2011                         $9.44           $13.14                0
    01/01/2012 to 12/31/2012                        $13.14           $12.86                0
    01/01/2013 to 12/31/2013                        $12.86           $10.09                0
----------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    05/01/2009 to 12/31/2009                         $9.94           $15.92                0
    01/01/2010 to 12/31/2010                        $15.92           $23.11                0
    01/01/2011 to 12/31/2011                        $23.11           $19.35                0
    01/01/2012 to 12/31/2012                        $19.35           $24.85                0
    01/01/2013 to 12/31/2013                        $24.85           $41.10                0
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009                        $10.23           $12.17              875
    01/01/2010 to 12/31/2010                        $12.17           $12.50              483
    01/01/2011 to 12/31/2011                        $12.50           $14.25               45
    01/01/2012 to 12/31/2012                        $14.25           $13.83               60
    01/01/2013 to 12/31/2013                        $13.83           $15.19                0
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    05/01/2009 to 12/31/2009                        $10.14           $13.32                0
    01/01/2010 to 12/31/2010                        $13.32           $14.72                0
    01/01/2011 to 12/31/2011                        $14.72           $12.14                0
    01/01/2012 to 12/31/2012                        $12.14           $14.41                0
    01/01/2013 to 12/31/2013                        $14.41           $16.61                0
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    05/01/2009 to 12/31/2009                        $10.00           $11.93                0
    01/01/2010 to 12/31/2010                        $11.93           $13.80              316
    01/01/2011 to 12/31/2011                        $13.80           $14.53               56
    01/01/2012 to 12/31/2012                        $14.53           $15.41               76
    01/01/2013 to 12/31/2013                        $15.41           $21.24                0

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    05/01/2009 to 12/31/2009                                         $10.00           $12.22               0
    01/01/2010 to 12/31/2010                                         $12.22           $14.12               0
    01/01/2011 to 12/31/2011                                         $14.12           $13.46               0
    01/01/2012 to 12/31/2012                                         $13.46           $14.75               0
    01/01/2013 to 12/31/2013                                         $14.75           $19.41               0
---------------------------------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    05/01/2009 to 12/31/2009                                         $10.14           $13.21               0
    01/01/2010 to 12/31/2010                                         $13.21           $14.95             449
    01/01/2011 to 12/31/2011                                         $14.95           $15.62              96
    01/01/2012 to 12/31/2012                                         $15.62           $16.77             131
    01/01/2013 to 12/31/2013                                         $16.77           $21.27               0
---------------------------------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/01/2009 to 12/31/2009                                         $10.05           $13.63               0
    01/01/2010 to 12/31/2010                                         $13.63           $15.39               0
    01/01/2011 to 12/31/2011                                         $15.39           $15.82               0
    01/01/2012 to 12/31/2012                                         $15.82           $16.19               0
    01/01/2013 to 12/31/2013                                         $16.19           $20.12               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    05/01/2009 to 12/31/2009                                         $10.09           $12.19             329
    01/01/2010 to 07/16/2010                                         $12.19           $11.63               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.94           $14.34               0
    01/01/2011 to 12/31/2011                                         $14.34           $12.13               0
    01/01/2012 to 12/31/2012                                         $12.13           $13.37               0
    01/01/2013 to 12/31/2013                                         $13.37           $15.54               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                        $11.63           $13.46             282
    01/01/2011 to 12/31/2011                                         $13.46           $12.77             122
    01/01/2012 to 12/31/2012                                         $12.77           $14.79             154
    01/01/2013 to 12/31/2013                                         $14.79           $18.68              45
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.82           $14.81               0
    01/01/2011 to 12/31/2011                                         $14.81           $13.59               0
    01/01/2012 to 12/31/2012                                         $13.59           $15.91               0
    01/01/2013 to 12/31/2013                                         $15.91           $21.63               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.17               0
    01/01/2011 to 12/31/2011                                         $12.17           $11.28               0
    01/01/2012 to 12/31/2012                                         $11.28           $11.83               0
    01/01/2013 to 12/31/2013                                         $11.83           $17.26               0



 *  Denotes the start date of these sub-accounts

                                     ASL II
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

          ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
ACCESS VP High Yield Fund
    05/02/2005* to 12/31/2005                             $10.00           $10.56             899,139
    01/01/2006 to 12/31/2006                              $10.56           $11.38           1,207,864
    01/01/2007 to 12/31/2007                              $11.38           $11.78             898,024
    01/01/2008 to 12/31/2008                              $11.78           $11.04             901,901
    01/01/2009 to 12/31/2009                              $11.04           $12.70             686,444
    01/01/2010 to 12/31/2010                              $12.70           $14.53             627,620
    01/01/2011 to 12/31/2011                              $14.53           $14.69           1,447,058
    01/01/2012 to 12/31/2012                              $14.69           $16.48             880,304
    01/01/2013 to 12/31/2013                              $16.48           $17.84             528,834
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                             $10.00           $10.02           2,726,484
    01/01/2006 to 12/31/2006                              $10.02           $11.01          21,829,919
    01/01/2007 to 12/31/2007                              $11.01           $11.83          30,616,578
    01/01/2008 to 12/31/2008                              $11.83            $7.93          35,995,508
    01/01/2009 to 12/31/2009                               $7.93            $9.70         107,441,591
    01/01/2010 to 12/31/2010                               $9.70           $10.68         133,580,486
    01/01/2011 to 12/31/2011                              $10.68           $10.22         102,346,558
    01/01/2012 to 12/31/2012                              $10.22           $11.32         108,178,074
    01/01/2013 to 12/31/2013                              $11.32           $12.24         100,174,797
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    03/20/2006* to 12/31/2006                             $10.00           $10.66           5,258,474
    01/01/2007 to 12/31/2007                              $10.66           $11.48           8,525,849
    01/01/2008 to 12/31/2008                              $11.48            $7.93          16,229,117
    01/01/2009 to 12/31/2009                               $7.93            $9.84          54,720,347
    01/01/2010 to 12/31/2010                               $9.84           $11.00          68,974,007
    01/01/2011 to 12/31/2011                              $11.00           $10.83          55,424,347
    01/01/2012 to 12/31/2012                              $10.83           $12.11          63,361,367
    01/01/2013 to 12/31/2013                              $12.11           $13.88          63,758,948
----------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.07            $9.67           1,798,457
    01/01/2005 to 12/02/2005                               $9.67           $11.10                   0
----------------------------------------------------------------------------------------------------------
AST AllianceBernstein Growth + Value Portfolio
    01/01/2004 to 12/31/2004                               $9.91           $10.72           1,620,391
    01/01/2005 to 12/02/2005                              $10.72           $11.86                   0
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    01/01/2004 to 12/31/2004                              $10.45           $11.57           4,670,846
    01/01/2005 to 12/31/2005                              $11.57           $11.90           4,205,656
    01/01/2006 to 12/31/2006                              $11.90           $13.68           3,984,557
    01/01/2007 to 12/31/2007                              $13.68           $13.44           3,435,528
    01/01/2008 to 12/31/2008                              $13.44            $8.62           2,803,150
    01/01/2009 to 12/31/2009                               $8.62            $9.99           4,930,435
    01/01/2010 to 12/31/2010                               $9.99           $11.18           6,178,407
    01/01/2011 to 12/31/2011                              $11.18           $11.39           5,937,210
    01/01/2012 to 05/04/2012                              $11.39           $12.38                   0
----------------------------------------------------------------------------------------------------------
AST AQR Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                             $10.00           $10.10              48,359

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST AQR Large-Cap Portfolio
    04/29/2013* to 12/31/2013                               $10.00           $11.64              58,666
------------------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.03             685,724
    01/01/2006 to 12/31/2006                                $10.03           $10.90           7,315,279
    01/01/2007 to 12/31/2007                                $10.90           $11.70          12,873,620
    01/01/2008 to 12/31/2008                                $11.70            $8.20          24,018,186
    01/01/2009 to 12/31/2009                                 $8.20            $9.95          97,458,970
    01/01/2010 to 12/31/2010                                 $9.95           $10.99         124,066,065
    01/01/2011 to 12/31/2011                                $10.99           $10.67          99,522,684
    01/01/2012 to 12/31/2012                                $10.67           $11.81         107,656,583
    01/01/2013 to 12/31/2013                                $11.81           $13.66         103,827,389
------------------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                               $10.00            $9.17           2,940,794
    01/01/2012 to 12/31/2012                                 $9.17           $10.09           4,644,573
    01/01/2013 to 12/31/2013                                $10.09           $11.00           5,783,459
------------------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                               $10.00           $10.50             872,802
------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                               $10.00           $10.01           2,586,013
    01/01/2006 to 12/31/2006                                $10.01           $11.19          23,048,850
    01/01/2007 to 12/31/2007                                $11.19           $12.07          31,465,957
    01/01/2008 to 12/31/2008                                $12.07            $7.73          32,624,883
    01/01/2009 to 12/31/2009                                 $7.73            $9.52         118,425,926
    01/01/2010 to 12/31/2010                                 $9.52           $10.62         141,306,019
    01/01/2011 to 12/31/2011                                $10.62           $10.19         100,099,910
    01/01/2012 to 12/31/2012                                $10.19           $11.40         113,717,767
    01/01/2013 to 12/31/2013                                $11.40           $13.75         125,316,122
------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                               $10.00           $11.66             342,569
------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    01/01/2004 to 12/31/2004                                $13.63           $18.49           4,080,179
    01/01/2005 to 12/31/2005                                $18.49           $20.88           3,749,124
    01/01/2006 to 12/31/2006                                $20.88           $28.08           3,925,105
    01/01/2007 to 12/31/2007                                $28.08           $22.11           2,254,421
    01/01/2008 to 12/31/2008                                $22.11           $14.12           1,741,032
    01/01/2009 to 12/31/2009                                $14.12           $18.32           2,154,565
    01/01/2010 to 12/31/2010                                $18.32           $23.19           2,674,245
    01/01/2011 to 12/31/2011                                $23.19           $24.31           2,210,944
    01/01/2012 to 12/31/2012                                $24.31           $27.58           2,291,954
    01/01/2013 to 12/31/2013                                $27.58           $27.98           2,083,185
------------------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                $10.81           $12.99           2,143,020
    01/01/2005 to 12/31/2005                                $12.99           $12.92           2,106,236
    01/01/2006 to 12/31/2006                                $12.92           $15.25           1,874,276
    01/01/2007 to 12/31/2007                                $15.25           $12.33           1,578,237
    01/01/2008 to 07/18/2008                                $12.33           $11.30                   0
------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                               $10.00            $9.69           1,906,618

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    01/01/2004 to 12/31/2004                                      $12.74           $15.42           4,808,453
    01/01/2005 to 12/31/2005                                      $15.42           $16.60           5,464,855
    01/01/2006 to 12/31/2006                                      $16.60           $18.43           4,641,175
    01/01/2007 to 12/31/2007                                      $18.43           $20.16           4,026,646
    01/01/2008 to 12/31/2008                                      $20.16           $11.08           2,977,983
    01/01/2009 to 12/31/2009                                      $11.08           $14.46           3,702,808
    01/01/2010 to 12/31/2010                                      $14.46           $18.85           4,200,876
    01/01/2011 to 12/31/2011                                      $18.85           $16.11           4,029,967
    01/01/2012 to 12/31/2012                                      $16.11           $19.02           3,987,156
    01/01/2013 to 12/31/2013                                      $19.02           $26.34           3,589,232
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                     $10.00           $10.00              50,892
    01/01/2008 to 12/31/2008                                      $10.00            $7.16           2,156,002
    01/01/2009 to 12/31/2009                                       $7.16            $8.54          18,482,649
    01/01/2010 to 12/31/2010                                       $8.54            $9.51          20,766,873
    01/01/2011 to 12/31/2011                                       $9.51            $9.13          15,624,739
    01/01/2012 to 12/31/2012                                       $9.13           $10.20          18,821,366
    01/01/2013 to 12/31/2013                                      $10.20           $11.96          23,114,459
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    03/20/2006* to 12/31/2006                                     $10.00           $10.58           3,781,525
    01/01/2007 to 12/31/2007                                      $10.58           $11.30           7,801,920
    01/01/2008 to 12/31/2008                                      $11.30            $7.28          13,486,356
    01/01/2009 to 12/31/2009                                       $7.28            $8.87          54,387,061
    01/01/2010 to 12/31/2010                                       $8.87            $9.97          68,927,498
    01/01/2011 to 12/31/2011                                       $9.97            $9.66          53,951,634
    01/01/2012 to 12/31/2012                                       $9.66           $10.51          57,684,295
    01/01/2013 to 12/31/2013                                      $10.51           $11.86          55,226,008
------------------------------------------------------------------------------------------------------------------
AST Focus Four Plus Portfolio
    07/21/2008* to 12/31/2008                                     $10.00            $7.47           1,469,632
    01/01/2009 to 11/13/2009                                       $7.47            $8.36                   0
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.75          58,178,008
    01/01/2013 to 12/31/2013                                      $10.75           $13.16          59,310,001
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.82           5,741,090
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    07/21/2008* to 12/31/2008                                     $10.18            $6.11             100,170
    01/01/2009 to 12/31/2009                                       $6.11            $8.12           1,148,210
    01/01/2010 to 12/31/2010                                       $8.12            $9.60           2,343,259
    01/01/2011 to 12/31/2011                                       $9.60            $8.97           1,365,221
    01/01/2012 to 12/31/2012                                       $8.97           $11.18           1,941,296
    01/01/2013 to 12/31/2013                                      $11.18           $11.48           2,026,740

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    01/01/2004 to 12/31/2004                                       $9.45            $9.64           2,785,100
    01/01/2005 to 12/31/2005                                       $9.64            $9.80           2,531,901
    01/01/2006 to 12/31/2006                                       $9.80           $10.60           2,498,654
    01/01/2007 to 12/31/2007                                      $10.60           $11.88           2,806,534
    01/01/2008 to 12/31/2008                                      $11.88            $6.98           1,877,493
    01/01/2009 to 12/31/2009                                       $6.98           $10.25           5,358,114
    01/01/2010 to 12/31/2010                                      $10.25           $11.12           5,307,161
    01/01/2011 to 12/31/2011                                      $11.12           $10.51           3,678,070
    01/01/2012 to 12/31/2012                                      $10.51           $12.37           3,859,929
    01/01/2013 to 12/31/2013                                      $12.37           $15.79           4,053,712
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $10.50           $11.46          25,850,506
    01/01/2005 to 12/31/2005                                      $11.46           $11.81          31,190,346
    01/01/2006 to 12/31/2006                                      $11.81           $13.62          23,350,650
    01/01/2007 to 12/31/2007                                      $13.62           $14.08          19,997,748
    01/01/2008 to 12/31/2008                                      $14.08            $8.22          14,384,005
    01/01/2009 to 12/31/2009                                       $8.22            $9.63          15,821,358
    01/01/2010 to 12/31/2010                                       $9.63           $10.69          15,820,580
    01/01/2011 to 12/31/2011                                      $10.69            $9.94          12,948,030
    01/01/2012 to 12/31/2012                                       $9.94           $11.69          10,758,682
    01/01/2013 to 12/31/2013                                      $11.69           $15.36           8,989,436
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                      $10.31           $11.80           4,375,813
    01/01/2005 to 12/31/2005                                      $11.80           $12.16           5,391,424
    01/01/2006 to 12/31/2006                                      $12.16           $12.71           4,189,111
    01/01/2007 to 12/31/2007                                      $12.71           $14.92           3,918,725
    01/01/2008 to 12/31/2008                                      $14.92            $8.69           2,808,881
    01/01/2009 to 12/31/2009                                       $8.69           $13.42           5,868,356
    01/01/2010 to 12/31/2010                                      $13.42           $15.82           6,728,348
    01/01/2011 to 12/31/2011                                      $15.82           $15.10           4,560,864
    01/01/2012 to 12/31/2012                                      $15.10           $17.76           4,904,077
    01/01/2013 to 12/31/2013                                      $17.76           $23.09           5,099,534
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                     $10.00           $10.17              39,143
    01/01/2008 to 12/31/2008                                      $10.17            $7.58           3,825,075
    01/01/2009 to 12/31/2009                                       $7.58            $9.20          36,241,046
    01/01/2010 to 12/31/2010                                       $9.20           $10.10          50,682,089
    01/01/2011 to 12/31/2011                                      $10.10            $9.88          43,785,652
    01/01/2012 to 12/31/2012                                       $9.88           $10.70          45,432,815
    01/01/2013 to 12/31/2013                                      $10.70           $11.56          40,182,442
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                      $12.85           $15.19           1,541,896
    01/01/2005 to 12/31/2005                                      $15.19           $15.68           1,243,642
    01/01/2006 to 12/31/2006                                      $15.68           $18.08           1,000,596
    01/01/2007 to 12/31/2007                                      $18.08           $16.87             758,170
    01/01/2008 to 12/31/2008                                      $16.87           $12.17             667,006
    01/01/2009 to 12/31/2009                                      $12.17           $15.19           2,182,014
    01/01/2010 to 12/31/2010                                      $15.19           $18.93           3,471,178
    01/01/2011 to 12/31/2011                                      $18.93           $18.86           2,549,765
    01/01/2012 to 12/31/2012                                      $18.86           $21.46           2,633,520
    01/01/2013 to 12/31/2013                                      $21.46           $29.30           3,094,420

                                                                                  Number of
                                              Accumulation     Accumulation      Accumulation
                                              Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                               Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    01/01/2004 to 12/31/2004                     $10.78           $12.53           2,351,197
    01/01/2005 to 12/31/2005                     $12.53           $13.47           2,585,881
    01/01/2006 to 12/31/2006                     $13.47           $16.13           4,397,725
    01/01/2007 to 12/31/2007                     $16.13           $16.05           3,751,417
    01/01/2008 to 12/31/2008                     $16.05            $9.90           2,589,179
    01/01/2009 to 12/31/2009                      $9.90           $11.51           3,294,871
    01/01/2010 to 12/31/2010                     $11.51           $12.73           3,942,580
    01/01/2011 to 12/31/2011                     $12.73           $12.46           3,528,509
    01/01/2012 to 12/31/2012                     $12.46           $13.89           3,502,241
    01/01/2013 to 12/31/2013                     $13.89           $18.40           2,924,047
-------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    01/01/2004 to 12/31/2004                     $11.61           $12.69          13,717,128
    01/01/2005 to 12/31/2005                     $12.69           $12.62           9,658,908
    01/01/2006 to 12/31/2006                     $12.62           $13.70           9,653,937
    01/01/2007 to 12/31/2007                     $13.70           $13.80           6,461,538
    01/01/2008 to 12/31/2008                     $13.80           $10.11           5,931,752
    01/01/2009 to 12/31/2009                     $10.11           $13.47          13,509,194
    01/01/2010 to 12/31/2010                     $13.47           $15.04          12,605,729
    01/01/2011 to 12/31/2011                     $15.04           $15.26          11,922,775
    01/01/2012 to 12/31/2012                     $15.26           $17.09          10,459,161
    01/01/2013 to 12/31/2013                     $17.09           $18.02           8,393,440
-------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    01/01/2004 to 12/31/2004                     $13.39           $15.30          11,265,469
    01/01/2005 to 12/31/2005                     $15.30           $17.54          12,141,521
    01/01/2006 to 12/31/2006                     $17.54           $20.87           9,628,446
    01/01/2007 to 12/31/2007                     $20.87           $24.43           8,347,423
    01/01/2008 to 12/31/2008                     $24.43           $11.96           6,129,240
    01/01/2009 to 12/31/2009                     $11.96           $15.91           6,854,079
    01/01/2010 to 12/31/2010                     $15.91           $17.92           7,241,298
    01/01/2011 to 12/31/2011                     $17.92           $15.34           5,734,722
    01/01/2012 to 12/31/2012                     $15.34           $18.16           4,942,527
    01/01/2013 to 12/31/2013                     $18.16           $21.27           4,582,698
-------------------------------------------------------------------------------------------------
AST International Value Portfolio
    01/01/2004 to 12/31/2004                     $10.79           $12.84           1,897,469
    01/01/2005 to 12/31/2005                     $12.84           $14.36           2,013,543
    01/01/2006 to 12/31/2006                     $14.36           $18.00           3,305,654
    01/01/2007 to 12/31/2007                     $18.00           $20.85           4,044,519
    01/01/2008 to 12/31/2008                     $20.85           $11.48           2,393,870
    01/01/2009 to 12/31/2009                     $11.48           $14.74           3,492,926
    01/01/2010 to 12/31/2010                     $14.74           $16.10           3,649,081
    01/01/2011 to 12/31/2011                     $16.10           $13.85           2,916,031
    01/01/2012 to 12/31/2012                     $13.85           $15.89           2,668,328
    01/01/2013 to 12/31/2013                     $15.89           $18.67           2,705,225
-------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    11/19/2007* to 12/31/2007                    $10.00           $10.19             157,014
    01/01/2008 to 12/31/2008                     $10.19            $6.94           1,952,838
    01/01/2009 to 12/31/2009                      $6.94            $8.65          25,271,257
    01/01/2010 to 12/31/2010                      $8.65            $9.68          38,344,545
    01/01/2011 to 12/31/2011                      $9.68            $9.47          31,542,321
    01/01/2012 to 12/31/2012                      $9.47           $10.58          33,772,279
    01/01/2013 to 12/31/2013                     $10.58           $12.10          34,620,680

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    01/01/2004 to 12/31/2004                                  $11.00           $12.67           3,227,381
    01/01/2005 to 12/31/2005                                  $12.67           $13.84           5,621,834
    01/01/2006 to 12/31/2006                                  $13.84           $16.71           4,715,269
    01/01/2007 to 12/31/2007                                  $16.71           $17.98           4,504,935
    01/01/2008 to 12/31/2008                                  $17.98           $10.37           2,459,224
    01/01/2009 to 12/31/2009                                  $10.37           $13.86           5,086,873
    01/01/2010 to 12/31/2010                                  $13.86           $14.60           5,905,133
    01/01/2011 to 12/31/2011                                  $14.60           $13.05           4,359,903
    01/01/2012 to 12/31/2012                                  $13.05           $15.65           4,428,816
    01/01/2013 to 12/31/2013                                  $15.65           $17.75           4,647,244
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    01/01/2004 to 12/31/2004                                  $10.24           $11.19           1,061,887
    01/01/2005 to 12/31/2005                                  $11.19           $11.77           1,055,034
    01/01/2006 to 12/31/2006                                  $11.77           $12.86           1,120,866
    01/01/2007 to 12/31/2007                                  $12.86           $12.90           2,745,236
    01/01/2008 to 12/31/2008                                  $12.90           $10.45          15,430,642
    01/01/2009 to 12/31/2009                                  $10.45           $12.54          46,430,018
    01/01/2010 to 12/31/2010                                  $12.54           $13.23          46,748,068
    01/01/2011 to 12/31/2011                                  $13.23           $13.05          38,241,675
    01/01/2012 to 12/31/2012                                  $13.05           $14.21          39,470,209
    01/01/2013 to 12/31/2013                                  $14.21           $15.51          35,738,716
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                 $10.08           $10.29             141,417
    01/01/2010 to 12/31/2010                                  $10.29           $11.27             473,823
    01/01/2011 to 12/31/2011                                  $11.27           $11.15             755,324
    01/01/2012 to 12/31/2012                                  $11.15           $12.64           1,110,275
    01/01/2013 to 12/31/2013                                  $12.64           $16.96           1,223,206
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                 $10.15           $10.30              58,774
    01/01/2010 to 12/31/2010                                  $10.30           $11.52             748,340
    01/01/2011 to 12/31/2011                                  $11.52           $10.67             655,241
    01/01/2012 to 12/31/2012                                  $10.67           $11.88             688,787
    01/01/2013 to 12/31/2013                                  $11.88           $15.35             921,219
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                   $9.83           $11.17           3,717,848
    01/01/2005 to 12/31/2005                                  $11.17           $11.69           5,245,458
    01/01/2006 to 12/31/2006                                  $11.69           $13.62           5,568,043
    01/01/2007 to 12/31/2007                                  $13.62           $13.00           4,973,375
    01/01/2008 to 12/31/2008                                  $13.00            $7.48           4,027,564
    01/01/2009 to 12/31/2009                                   $7.48            $8.78           5,087,827
    01/01/2010 to 12/31/2010                                   $8.78            $9.78           5,307,829
    01/01/2011 to 12/31/2011                                   $9.78            $9.21           4,698,568
    01/01/2012 to 12/31/2012                                   $9.21           $10.59           4,248,181
    01/01/2013 to 12/31/2013                                  $10.59           $14.57           5,494,376

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    01/01/2004 to 12/31/2004                           $10.78           $12.26          28,117,310
    01/01/2005 to 12/31/2005                           $12.26           $12.88          32,140,125
    01/01/2006 to 12/31/2006                           $12.88           $13.59          26,497,526
    01/01/2007 to 12/31/2007                           $13.59           $15.36          23,963,028
    01/01/2008 to 12/31/2008                           $15.36            $8.51          16,673,165
    01/01/2009 to 12/31/2009                            $8.51           $10.86          17,250,307
    01/01/2010 to 12/31/2010                           $10.86           $12.79          17,364,094
    01/01/2011 to 12/31/2011                           $12.79           $12.47          14,080,420
    01/01/2012 to 12/31/2012                           $12.47           $13.77          11,942,585
    01/01/2013 to 12/31/2013                           $13.77           $18.50           9,091,584
-------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    01/01/2004 to 12/31/2004                           $11.61           $12.26           8,369,008
    01/01/2005 to 12/31/2005                           $12.26           $12.20          12,427,806
    01/01/2006 to 12/31/2006                           $12.20           $13.17          10,147,675
    01/01/2007 to 12/31/2007                           $13.17           $13.74           8,365,789
    01/01/2008 to 12/31/2008                           $13.74           $10.37           8,586,978
    01/01/2009 to 12/31/2009                           $10.37           $13.73          10,096,051
    01/01/2010 to 12/31/2010                           $13.73           $15.32           8,604,037
    01/01/2011 to 12/31/2011                           $15.32           $16.60           9,200,629
    01/01/2012 to 12/31/2012                           $16.60           $17.29           8,547,651
    01/01/2013 to 12/31/2013                           $17.29           $16.67           6,345,324
-------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    01/01/2004 to 12/31/2004                           $11.30           $13.16           2,276,801
    01/01/2005 to 12/31/2005                           $13.16           $13.92           1,907,777
    01/01/2006 to 12/31/2006                           $13.92           $17.02           2,905,252
    01/01/2007 to 12/31/2007                           $17.02           $18.31           2,119,181
    01/01/2008 to 12/31/2008                           $18.31           $11.88           1,412,847
    01/01/2009 to 12/31/2009                           $11.88           $15.37           2,567,781
    01/01/2010 to 12/31/2010                           $15.37           $16.94           3,612,405
    01/01/2011 to 12/31/2011                           $16.94           $16.14           3,114,124
    01/01/2012 to 12/31/2012                           $16.14           $19.53           3,437,135
    01/01/2013 to 12/31/2013                           $19.53           $24.52           3,984,432
-------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    01/01/2004 to 12/31/2004                            $9.16            $9.97           4,529,834
    01/01/2005 to 12/31/2005                            $9.97           $10.43           5,915,443
    01/01/2006 to 12/31/2006                           $10.43           $11.25           4,572,301
    01/01/2007 to 12/31/2007                           $11.25           $12.73           3,902,210
    01/01/2008 to 12/31/2008                           $12.73            $7.98           3,159,245
    01/01/2009 to 12/31/2009                            $7.98            $9.75           4,944,538
    01/01/2010 to 12/31/2010                            $9.75           $10.82           5,238,425
    01/01/2011 to 12/31/2011                           $10.82           $10.57           4,289,955
    01/01/2012 to 12/31/2012                           $10.57           $12.18           4,420,398
    01/01/2013 to 12/31/2013                           $12.18           $16.37           4,361,903
-------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                          $10.00           $10.20              55,298
    01/01/2013 to 12/31/2013                           $10.20           $13.49             867,495

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $10.91           $12.38           2,587,064
    01/01/2005 to 12/31/2005                              $12.38           $12.83           1,988,251
    01/01/2006 to 12/31/2006                              $12.83           $14.42           1,907,063
    01/01/2007 to 12/31/2007                              $14.42           $14.57           1,540,522
    01/01/2008 to 12/31/2008                              $14.57            $8.87           1,381,269
    01/01/2009 to 12/31/2009                               $8.87           $12.11           2,137,413
    01/01/2010 to 12/31/2010                              $12.11           $14.72           2,978,973
    01/01/2011 to 12/31/2011                              $14.72           $13.98           2,405,087
    01/01/2012 to 12/31/2012                              $13.98           $16.28           2,424,624
    01/01/2013 to 12/31/2013                              $16.28           $21.20           2,138,372
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    01/01/2004 to 12/31/2004                               $9.86            $9.78          29,870,585
    01/01/2005 to 12/31/2005                               $9.78            $9.88          42,442,274
    01/01/2006 to 12/31/2006                               $9.88           $10.16          46,325,237
    01/01/2007 to 12/31/2007                              $10.16           $10.48          56,111,128
    01/01/2008 to 12/31/2008                              $10.48           $10.57          91,319,625
    01/01/2009 to 12/31/2009                              $10.57           $10.42          66,786,776
    01/01/2010 to 12/31/2010                              $10.42           $10.25          50,307,852
    01/01/2011 to 12/31/2011                              $10.25           $10.09          50,902,069
    01/01/2012 to 12/31/2012                              $10.09            $9.92          39,894,836
    01/01/2013 to 12/31/2013                               $9.92            $9.76          29,504,243
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    01/01/2004 to 12/31/2004                              $12.01           $14.51          11,461,684
    01/01/2005 to 12/31/2005                              $14.51           $15.99          12,260,006
    01/01/2006 to 12/31/2006                              $15.99           $17.42           9,574,218
    01/01/2007 to 12/31/2007                              $17.42           $17.67           8,191,847
    01/01/2008 to 12/31/2008                              $17.67           $10.03           5,184,438
    01/01/2009 to 12/31/2009                              $10.03           $13.88           5,689,131
    01/01/2010 to 12/31/2010                              $13.88           $16.85           5,901,157
    01/01/2011 to 12/31/2011                              $16.85           $16.16           4,911,194
    01/01/2012 to 12/31/2012                              $16.16           $18.62           4,148,499
    01/01/2013 to 12/31/2013                              $18.62           $26.00           4,423,739
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.07             577,115
    01/01/2012 to 12/31/2012                              $10.07           $10.39           1,360,083
    01/01/2013 to 12/31/2013                              $10.39            $9.93           1,174,650
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.51           $10.86           4,715,301
    01/01/2005 to 12/31/2005                              $10.86           $12.12           5,728,444
    01/01/2006 to 12/31/2006                              $12.12           $13.59           5,378,198
    01/01/2007 to 12/31/2007                              $13.59           $16.34           6,560,811
    01/01/2008 to 12/31/2008                              $16.34            $9.13           3,042,143
    01/01/2009 to 12/31/2009                               $9.13           $11.65           4,022,837
    01/01/2010 to 12/31/2010                              $11.65           $14.75           5,702,161
    01/01/2011 to 12/31/2011                              $14.75           $14.75           4,466,247
    01/01/2012 to 12/31/2012                              $14.75           $16.30           3,764,767
    01/01/2013 to 12/31/2013                              $16.30           $21.26           3,561,170

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                            $11.13           $11.98           1,618,719
    01/01/2005 to 12/31/2005                            $11.98           $11.83           1,385,431
    01/01/2006 to 12/31/2006                            $11.83           $12.53           1,174,654
    01/01/2007 to 12/31/2007                            $12.53           $14.63           1,215,825
    01/01/2008 to 12/31/2008                            $14.63            $8.27             768,282
    01/01/2009 to 12/31/2009                             $8.27            $9.97           1,585,215
    01/01/2010 to 12/31/2010                             $9.97           $11.79           2,045,616
    01/01/2011 to 04/29/2011                            $11.79           $13.23                   0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                           $10.00           $10.32           5,908,428
    01/01/2013 to 12/31/2013                            $10.32           $12.07           6,987,054
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    07/21/2008* to 12/31/2008                           $10.10            $5.57             126,548
    01/01/2009 to 12/31/2009                             $5.57            $9.13           6,599,316
    01/01/2010 to 12/31/2010                             $9.13           $10.98          11,156,029
    01/01/2011 to 12/31/2011                            $10.98            $8.61           6,749,550
    01/01/2012 to 12/31/2012                             $8.61            $9.98           7,897,745
    01/01/2013 to 12/31/2013                             $9.98            $9.84           8,565,272
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    01/01/2004 to 12/31/2004                            $10.51           $10.55          21,299,789
    01/01/2005 to 12/31/2005                            $10.55           $10.54          28,031,651
    01/01/2006 to 12/31/2006                            $10.54           $10.76          22,394,558
    01/01/2007 to 12/31/2007                            $10.76           $11.31          20,392,150
    01/01/2008 to 12/31/2008                            $11.31           $11.24          15,403,578
    01/01/2009 to 12/31/2009                            $11.24           $12.19          19,779,745
    01/01/2010 to 12/31/2010                            $12.19           $12.46          20,255,855
    01/01/2011 to 12/31/2011                            $12.46           $12.53          18,155,075
    01/01/2012 to 12/31/2012                            $12.53           $12.90          15,540,231
    01/01/2013 to 12/31/2013                            $12.90           $12.41          10,724,539
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    01/01/2004 to 12/31/2004                            $10.95           $11.31          33,208,757
    01/01/2005 to 12/31/2005                            $11.31           $11.40          22,436,395
    01/01/2006 to 12/31/2006                            $11.40           $11.63          21,700,661
    01/01/2007 to 12/31/2007                            $11.63           $12.39          21,645,194
    01/01/2008 to 12/31/2008                            $12.39           $11.91          20,478,277
    01/01/2009 to 12/31/2009                            $11.91           $13.65          59,442,486
    01/01/2010 to 12/31/2010                            $13.65           $14.46          75,211,006
    01/01/2011 to 12/31/2011                            $14.46           $14.67          60,233,010
    01/01/2012 to 12/31/2012                            $14.67           $15.77          65,143,645
    01/01/2013 to 12/31/2013                            $15.77           $15.23          54,477,871
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    12/05/2005* to 12/31/2005                           $10.00           $10.04             115,215
    01/01/2006 to 12/31/2006                            $10.04           $10.66           3,303,256
    01/01/2007 to 12/31/2007                            $10.66           $11.40           7,359,596
    01/01/2008 to 12/31/2008                            $11.40            $9.02          24,830,005
    01/01/2009 to 12/31/2009                             $9.02           $10.65          82,197,582
    01/01/2010 to 12/31/2010                            $10.65           $11.58         100,001,194
    01/01/2011 to 12/31/2011                            $11.58           $11.51          96,778,216
    01/01/2012 to 12/31/2012                            $11.51           $12.49          98,362,559
    01/01/2013 to 12/31/2013                            $12.49           $13.42          79,093,854

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                                 $10.02           $10.07             990,348
    01/01/2012 to 12/31/2012                                  $10.07           $10.61           2,178,847
    01/01/2013 to 12/31/2013                                  $10.61           $10.19           1,488,696
--------------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation Target
 Portfolio
    03/20/2006* to 12/31/2006                                 $10.00           $10.48           3,795,562
    01/01/2007 to 12/31/2007                                  $10.48           $11.49           7,899,326
    01/01/2008 to 12/31/2008                                  $11.49            $6.70          13,640,692
    01/01/2009 to 12/31/2009                                   $6.70            $8.30          93,813,703
    01/01/2010 to 12/31/2010                                   $8.30            $9.71         115,827,900
    01/01/2011 to 12/31/2011                                   $9.71            $8.96          75,603,365
    01/01/2012 to 12/31/2012                                   $8.96            $9.95          89,282,138
    01/01/2013 to 12/31/2013                                   $9.95           $11.45          87,210,945
--------------------------------------------------------------------------------------------------------------
AST QMA Emerging Markets Equity Portfolio
    02/25/2013* to 12/31/2013                                 $10.00            $9.60              20,413
--------------------------------------------------------------------------------------------------------------
AST QMA Large-Cap Portfolio
    04/29/2013* to 12/31/2013                                 $10.00           $11.68               5,665
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    01/01/2004 to 12/31/2004                                  $10.23           $11.07           6,845,369
    01/01/2005 to 12/31/2005                                  $11.07           $11.27           6,774,077
    01/01/2006 to 12/31/2006                                  $11.27           $12.48           6,255,253
    01/01/2007 to 12/31/2007                                  $12.48           $12.53           5,371,782
    01/01/2008 to 12/31/2008                                  $12.53            $7.55           2,747,511
    01/01/2009 to 12/31/2009                                   $7.55            $9.05           3,372,332
    01/01/2010 to 12/31/2010                                   $9.05           $10.24           3,360,531
    01/01/2011 to 12/31/2011                                  $10.24           $10.42           3,055,694
    01/01/2012 to 12/31/2012                                  $10.42           $12.17           3,262,831
    01/01/2013 to 12/31/2013                                  $12.17           $15.85           2,976,003
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.90             201,672
    01/01/2012 to 12/31/2012                                   $8.90            $9.90             384,520
    01/01/2013 to 12/31/2013                                   $9.90           $11.92           2,227,707
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $10.04              74,936
    01/01/2008 to 12/31/2008                                  $10.04            $7.15           5,507,286
    01/01/2009 to 12/31/2009                                   $7.15            $8.68          39,406,298
    01/01/2010 to 12/31/2010                                   $8.68            $9.55          54,818,248
    01/01/2011 to 12/31/2011                                   $9.55            $9.23          46,132,040
    01/01/2012 to 12/31/2012                                   $9.23           $10.01          48,879,191
    01/01/2013 to 12/31/2013                                  $10.01           $11.07          45,150,001
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    11/19/2007* to 12/31/2007                                 $10.00           $11.51             120,901
    01/01/2008 to 12/31/2008                                  $11.51            $7.33           2,184,002
    01/01/2009 to 12/31/2009                                   $7.33            $9.15          23,955,044
    01/01/2010 to 12/31/2010                                   $9.15           $10.29          36,192,438
    01/01/2011 to 12/31/2011                                  $10.29            $9.88          25,866,646
    01/01/2012 to 12/31/2012                                   $9.88           $11.26          34,127,062
    01/01/2013 to 12/31/2013                                  $11.26           $13.07          39,171,659

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    01/01/2004 to 12/31/2004                                $10.69           $11.46           2,335,598
    01/01/2005 to 12/31/2005                                $11.46           $11.79           2,294,529
    01/01/2006 to 12/31/2006                                $11.79           $12.72           2,165,859
    01/01/2007 to 12/31/2007                                $12.72           $13.62           2,277,264
    01/01/2008 to 12/31/2008                                $13.62            $9.35           3,074,479
    01/01/2009 to 12/31/2009                                 $9.35           $11.72          33,399,889
    01/01/2010 to 12/31/2010                                $11.72           $12.89          55,550,099
    01/01/2011 to 12/31/2011                                $12.89           $12.25          42,779,977
    01/01/2012 to 12/31/2012                                $12.25           $13.39          45,395,568
    01/01/2013 to 12/31/2013                                $13.39           $15.06          41,756,708
------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                                 $9.89            $9.05           2,242,129
    01/01/2005 to 12/31/2005                                 $9.05            $9.04           2,134,731
    01/01/2006 to 12/31/2006                                 $9.04           $10.01           1,867,490
    01/01/2007 to 12/31/2007                                $10.01           $10.55           1,740,242
    01/01/2008 to 12/31/2008                                $10.55            $6.74           1,375,635
    01/01/2009 to 12/31/2009                                 $6.74            $8.88           2,524,147
    01/01/2010 to 12/31/2010                                 $8.88           $11.91           4,648,452
    01/01/2011 to 12/31/2011                                $11.91           $11.60           3,213,655
    01/01/2012 to 12/31/2012                                $11.60           $12.80           3,096,260
    01/01/2013 to 12/31/2013                                $12.80           $17.01           4,073,887
------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    01/01/2004 to 12/31/2004                                $12.42           $14.22          10,785,030
    01/01/2005 to 12/31/2005                                $14.22           $14.91          11,285,282
    01/01/2006 to 12/31/2006                                $14.91           $17.61           9,098,178
    01/01/2007 to 12/31/2007                                $17.61           $16.34           8,130,632
    01/01/2008 to 12/31/2008                                $16.34           $11.30           6,242,966
    01/01/2009 to 12/31/2009                                $11.30           $14.11           6,242,625
    01/01/2010 to 12/31/2010                                $14.11           $17.49           6,195,308
    01/01/2011 to 12/31/2011                                $17.49           $16.17           5,166,090
    01/01/2012 to 12/31/2012                                $16.17           $18.79           3,913,693
    01/01/2013 to 12/31/2013                                $18.79           $25.39           3,418,708
------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    01/01/2004 to 12/31/2004                                $11.09           $12.13           3,551,315
    01/01/2005 to 12/31/2005                                $12.13           $12.49           4,192,627
    01/01/2006 to 12/31/2006                                $12.49           $13.82           4,776,442
    01/01/2007 to 12/31/2007                                $13.82           $14.45           6,387,795
    01/01/2008 to 12/31/2008                                $14.45           $10.52          10,697,390
    01/01/2009 to 12/31/2009                                $10.52           $12.85          40,732,836
    01/01/2010 to 12/31/2010                                $12.85           $14.09          53,827,291
    01/01/2011 to 12/31/2011                                $14.09           $14.13          46,623,273
    01/01/2012 to 12/31/2012                                $14.13           $15.78          53,661,984
    01/01/2013 to 12/31/2013                                $15.78           $18.13          56,537,325

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    01/01/2004 to 12/31/2004                              $11.06           $12.39           4,643,022
    01/01/2005 to 12/31/2005                              $12.39           $12.86           4,311,857
    01/01/2006 to 12/31/2006                              $12.86           $15.34           5,318,094
    01/01/2007 to 12/31/2007                              $15.34           $14.55           4,469,636
    01/01/2008 to 12/31/2008                              $14.55            $8.32           2,874,755
    01/01/2009 to 12/31/2009                               $8.32           $10.13           3,572,238
    01/01/2010 to 12/31/2010                              $10.13           $11.28           4,182,015
    01/01/2011 to 12/31/2011                              $11.28           $10.91           3,313,597
    01/01/2012 to 12/31/2012                              $10.91           $12.58           4,588,707
    01/01/2013 to 12/31/2013                              $12.58           $16.05           5,133,443
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    01/01/2004 to 12/31/2004                               $9.08            $9.44           2,378,881
    01/01/2005 to 12/31/2005                               $9.44           $10.81           3,925,742
    01/01/2006 to 12/31/2006                              $10.81           $11.23           4,132,529
    01/01/2007 to 12/31/2007                              $11.23           $11.96           5,137,246
    01/01/2008 to 12/31/2008                              $11.96            $6.99           4,437,756
    01/01/2009 to 12/31/2009                               $6.99           $10.54          10,159,519
    01/01/2010 to 12/31/2010                              $10.54           $12.01          12,250,636
    01/01/2011 to 12/31/2011                              $12.01           $11.61           9,294,364
    01/01/2012 to 12/31/2012                              $11.61           $13.43          10,725,477
    01/01/2013 to 12/31/2013                              $13.43           $19.02          11,809,685
----------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $16.25           2,040,188
    01/01/2005 to 12/31/2005                              $16.25           $21.00           3,677,613
    01/01/2006 to 12/31/2006                              $21.00           $23.93           2,942,718
    01/01/2007 to 12/31/2007                              $23.93           $33.07           3,950,105
    01/01/2008 to 12/31/2008                              $33.07           $16.27           2,088,027
    01/01/2009 to 12/31/2009                              $16.27           $23.89           4,621,252
    01/01/2010 to 12/31/2010                              $23.89           $28.31           5,827,673
    01/01/2011 to 12/31/2011                              $28.31           $23.69           4,562,770
    01/01/2012 to 12/31/2012                              $23.69           $24.14           4,495,210
    01/01/2013 to 12/31/2013                              $24.14           $27.39           3,688,022
----------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    01/01/2004 to 12/31/2004                              $12.59           $13.45           4,717,822
    01/01/2005 to 12/31/2005                              $13.45           $12.64           6,261,824
    01/01/2006 to 12/31/2006                              $12.64           $13.21           6,093,700
    01/01/2007 to 12/31/2007                              $13.21           $14.24           6,452,566
    01/01/2008 to 12/31/2008                              $14.24           $13.67           4,228,137
    01/01/2009 to 12/31/2009                              $13.67           $15.07           6,337,072
    01/01/2010 to 12/31/2010                              $15.07           $15.67           7,114,847
    01/01/2011 to 12/31/2011                              $15.67           $16.05           6,639,260
    01/01/2012 to 12/31/2012                              $16.05           $16.61           5,533,305
    01/01/2013 to 12/31/2013                              $16.61           $15.72           4,600,108

                                                                                          Number of
                                                      Accumulation     Accumulation      Accumulation
                                                      Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                       Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    12/05/2005* to 12/31/2005                            $10.00           $10.00             649,828
    01/01/2006 to 12/31/2006                             $10.00           $11.38           5,212,589
    01/01/2007 to 12/31/2007                             $11.38           $12.26           8,022,912
    01/01/2008 to 12/31/2008                             $12.26            $6.95           5,663,091
    01/01/2009 to 12/31/2009                              $6.95            $8.78           9,942,981
    01/01/2010 to 12/31/2010                              $8.78            $9.90          10,821,793
    01/01/2011 to 12/31/2011                              $9.90            $9.40           9,943,871
    01/01/2012 to 12/31/2012                              $9.40           $10.26          11,856,015
    01/01/2013 to 12/31/2013                             $10.26           $12.16          18,749,421
---------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    11/19/2007* to 12/31/2007                            $10.00            $9.98             213,630
    01/01/2008 to 12/31/2008                              $9.98            $9.30           4,064,760
    01/01/2009 to 12/31/2009                              $9.30           $10.21          12,750,275
    01/01/2010 to 12/31/2010                             $10.21           $10.83          17,651,916
    01/01/2011 to 12/31/2011                             $10.83           $11.29          18,170,336
    01/01/2012 to 12/31/2012                             $11.29           $11.98          18,416,796
    01/01/2013 to 12/31/2013                             $11.98           $11.60          17,928,589
---------------------------------------------------------------------------------------------------------
AST Western Asset Emerging Markets Debt Portfolio
    08/20/2012* to 12/31/2012                            $10.00           $10.39             105,388
    01/01/2013 to 12/31/2013                             $10.39            $9.38              38,455
---------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    04/15/2005* to 12/31/2005                             $9.82           $11.44             606,613
    01/01/2006 to 12/31/2006                             $11.44           $12.49             553,827
    01/01/2007 to 12/31/2007                             $12.49           $13.64             604,401
    01/01/2008 to 12/31/2008                             $13.64            $7.90             346,210
    01/01/2009 to 12/31/2009                              $7.90           $10.86             554,304
    01/01/2010 to 07/16/2010                             $10.86           $10.63                   0
---------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    01/01/2004 to 12/31/2004                             $11.65           $13.66             414,631
    01/01/2005 to 12/31/2005                             $13.66           $15.59             689,816
    01/01/2006 to 12/31/2006                             $15.59           $18.88           1,081,552
    01/01/2007 to 12/31/2007                             $18.88           $21.35           1,401,663
    01/01/2008 to 12/31/2008                             $21.35           $12.29             984,931
    01/01/2009 to 12/31/2009                             $12.29           $14.01             668,798
    01/01/2010 to 07/16/2010                             $14.01           $13.31                   0
---------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    01/01/2004 to 12/31/2004                             $10.71           $11.29             570,123
    01/01/2005 to 12/31/2005                             $11.29           $11.53             281,775
    01/01/2006 to 12/31/2006                             $11.53           $12.03             241,307
    01/01/2007 to 12/31/2007                             $12.03           $13.24             249,298
    01/01/2008 to 12/31/2008                             $13.24            $9.48             271,517
    01/01/2009 to 12/31/2009                              $9.48           $13.42             749,780
    01/01/2010 to 07/16/2010                             $13.42           $12.54                   0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    01/01/2004 to 12/31/2004                                  $9.16           $10.03              91,924
    01/01/2005 to 12/31/2005                                 $10.03            $9.92              87,726
    01/01/2006 to 12/31/2006                                  $9.92           $10.15             100,227
    01/01/2007 to 12/31/2007                                 $10.15           $10.55             106,856
    01/01/2008 to 12/31/2008                                 $10.55            $5.83             190,718
    01/01/2009 to 12/31/2009                                  $5.83            $7.38             331,489
    01/01/2010 to 12/31/2010                                  $7.38            $8.64             309,321
    01/01/2011 to 12/31/2011                                  $8.64            $7.57             380,808
    01/01/2012 to 12/31/2012                                  $7.57            $8.48             218,904
    01/01/2013 to 12/31/2013                                  $8.48           $10.93             125,986
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2008* to 12/31/2008                                $10.08            $6.64           5,636,967
    01/01/2009 to 12/31/2009                                  $6.64            $8.50          51,503,013
    01/01/2010 to 12/31/2010                                  $8.50            $9.21          75,249,224
    01/01/2011 to 12/31/2011                                  $9.21            $8.91          53,326,792
    01/01/2012 to 09/21/2012                                  $8.91            $9.98                   0
-------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    01/01/2004 to 12/31/2004                                     --           $11.85             311,233
    01/01/2005 to 12/31/2005                                 $11.85           $12.84             590,605
    01/01/2006 to 12/31/2006                                 $12.84           $17.48           1,507,757
    01/01/2007 to 12/31/2007                                 $17.48           $19.49           2,078,809
    01/01/2008 to 12/31/2008                                 $19.49           $10.97           1,122,006
    01/01/2009 to 12/31/2009                                 $10.97           $15.21             835,629
    01/01/2010 to 12/31/2010                                 $15.21           $16.42             651,544
    01/01/2011 to 12/31/2011                                 $16.42           $14.94             542,156
    01/01/2012 to 12/31/2012                                 $14.94           $18.42             521,128
    01/01/2013 to 12/31/2013                                 $18.42           $20.71             381,588
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                $10.03            $8.17             387,650
    01/01/2012 to 04/27/2012                                  $8.17            $9.26                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                 $9.99            $9.12             385,638
    01/01/2012 to 12/31/2012                                  $9.12           $10.65             500,266
    01/01/2013 to 12/31/2013                                 $10.65           $13.73             615,161
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    01/01/2004 to 12/31/2004                                  $9.61           $10.72             668,032
    01/01/2005 to 12/31/2005                                 $10.72           $11.67             602,063
    01/01/2006 to 12/31/2006                                 $11.67           $13.33             605,730
    01/01/2007 to 12/31/2007                                 $13.33           $14.70             631,476
    01/01/2008 to 12/31/2008                                 $14.70            $7.51             384,426
    01/01/2009 to 12/31/2009                                  $7.51           $10.52             430,777
    01/01/2010 to 12/31/2010                                 $10.52           $12.81             390,143
    01/01/2011 to 04/29/2011                                 $12.81           $14.27                   0
-------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    01/01/2004 to 12/31/2004                                 $11.17           $11.94             585,185
    01/01/2005 to 12/31/2005                                 $11.94           $12.43           1,042,992
    01/01/2006 to 12/31/2006                                 $12.43           $14.24             778,674
    01/01/2007 to 12/31/2007                                 $14.24           $10.89             465,175
    01/01/2008 to 12/31/2008                                 $10.89            $4.34             540,897
    01/01/2009 to 12/31/2009                                  $4.34            $5.44             779,148
    01/01/2010 to 12/31/2010                                  $5.44            $5.91             872,026
    01/01/2011 to 04/29/2011                                  $5.91            $6.23                   0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    01/01/2004 to 12/31/2004                                    $10.05           $10.64            937,586
    01/01/2005 to 12/31/2005                                    $10.64           $11.31          1,131,376
    01/01/2006 to 12/31/2006                                    $11.31           $11.71          1,250,782
    01/01/2007 to 12/31/2007                                    $11.71           $12.88          1,163,277
    01/01/2008 to 12/31/2008                                    $12.88            $9.04            849,932
    01/01/2009 to 12/31/2009                                     $9.04           $11.35          1,181,689
    01/01/2010 to 12/31/2010                                    $11.35           $11.76            545,135
    01/01/2011 to 12/31/2011                                    $11.76           $12.02            524,638
    01/01/2012 to 12/31/2012                                    $12.02           $14.29            462,518
    01/01/2013 to 12/31/2013                                    $14.29           $19.76            464,049
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.77            229,829
    01/01/2013 to 12/31/2013                                     $9.77           $13.16            522,396
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology Fund - Series I
    01/01/2004 to 12/31/2004                                     $7.87            $8.09            512,424
    01/01/2005 to 12/31/2005                                     $8.09            $8.13            453,392
    01/01/2006 to 12/31/2006                                     $8.13            $8.84            513,442
    01/01/2007 to 12/31/2007                                     $8.84            $9.36            630,739
    01/01/2008 to 12/31/2008                                     $9.36            $5.11            453,772
    01/01/2009 to 12/31/2009                                     $5.11            $7.91            970,438
    01/01/2010 to 12/31/2010                                     $7.91            $9.44          1,132,899
    01/01/2011 to 12/31/2011                                     $9.44            $8.81            530,679
    01/01/2012 to 12/31/2012                                     $8.81            $9.64            353,005
    01/01/2013 to 12/31/2013                                     $9.64           $11.87            292,049
----------------------------------------------------------------------------------------------------------------
NASDAQ Target 15 Portfolio
    01/01/2004 to 12/31/2004                                        --           $10.66             82,809
    01/01/2005 to 12/31/2005                                    $10.66           $10.83            134,177
    01/01/2006 to 12/31/2006                                    $10.83           $11.60            199,508
    01/01/2007 to 12/31/2007                                    $11.60           $13.88            403,709
    01/01/2008 to 12/31/2008                                    $13.88            $6.71            199,304
    01/01/2009 to 12/31/2009                                     $6.71            $7.71            140,231
    01/01/2010 to 12/31/2010                                     $7.71            $9.89            511,072
    01/01/2011 to 12/31/2011                                     $9.89            $9.85            211,183
    01/01/2012 to 12/31/2012                                     $9.85           $10.95            144,674
    01/01/2013 to 12/31/2013                                    $10.95           $16.02            172,418
----------------------------------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    01/01/2004 to 12/31/2004                                    $13.60           $16.02          2,103,950
    01/01/2005 to 12/31/2005                                    $16.02           $20.72          3,395,891
    01/01/2006 to 12/31/2006                                    $20.72           $27.43          2,835,328
    01/01/2007 to 12/31/2007                                    $27.43           $38.71          3,344,620
    01/01/2008 to 12/31/2008                                    $38.71           $16.04          1,630,334
    01/01/2009 to 12/31/2009                                    $16.04           $25.59          2,133,897
    01/01/2010 to 12/31/2010                                    $25.59           $29.23          1,632,797
    01/01/2011 to 12/31/2011                                    $29.23           $22.31          1,023,231
    01/01/2012 to 12/31/2012                                    $22.31           $25.62            797,727
    01/01/2013 to 12/31/2013                                    $25.62           $25.21            589,332

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Asia 30
    01/01/2004 to 12/31/2004           $12.57           $12.30            896,010
    01/01/2005 to 12/31/2005           $12.30           $14.45          1,723,105
    01/01/2006 to 12/31/2006           $14.45           $19.80          3,073,769
    01/01/2007 to 12/31/2007           $19.80           $28.77          2,473,589
    01/01/2008 to 12/31/2008           $28.77           $13.91          1,337,672
    01/01/2009 to 12/31/2009           $13.91           $21.10          1,821,822
    01/01/2010 to 12/31/2010           $21.10           $23.64          1,172,241
    01/01/2011 to 12/31/2011           $23.64           $16.97            568,287
    01/01/2012 to 12/31/2012           $16.97           $19.28            518,241
    01/01/2013 to 12/31/2013           $19.28           $21.80            354,325
---------------------------------------------------------------------------------------
ProFund VP Banks
    01/01/2004 to 12/31/2004           $10.90           $11.98            229,711
    01/01/2005 to 12/31/2005           $11.98           $11.77            351,876
    01/01/2006 to 12/31/2006           $11.77           $13.35            402,883
    01/01/2007 to 12/31/2007           $13.35            $9.55            389,926
    01/01/2008 to 12/31/2008            $9.55            $4.99          2,409,143
    01/01/2009 to 12/31/2009            $4.99            $4.70            746,620
    01/01/2010 to 12/31/2010            $4.70            $5.00            821,032
    01/01/2011 to 12/31/2011            $5.00            $3.60            310,912
    01/01/2012 to 12/31/2012            $3.60            $4.73            683,662
    01/01/2013 to 12/31/2013            $4.73            $6.21            377,961
---------------------------------------------------------------------------------------
ProFund VP Basic Materials
    01/01/2004 to 12/31/2004           $10.95           $11.87            529,237
    01/01/2005 to 12/31/2005           $11.87           $11.96            681,690
    01/01/2006 to 12/31/2006           $11.96           $13.58            779,466
    01/01/2007 to 12/31/2007           $13.58           $17.45          2,684,333
    01/01/2008 to 12/31/2008           $17.45            $8.34          1,183,553
    01/01/2009 to 12/31/2009            $8.34           $13.32          1,841,267
    01/01/2010 to 12/31/2010           $13.32           $16.99          1,479,120
    01/01/2011 to 12/31/2011           $16.99           $14.01            513,298
    01/01/2012 to 12/31/2012           $14.01           $14.94            344,526
    01/01/2013 to 12/31/2013           $14.94           $17.41            287,699
---------------------------------------------------------------------------------------
ProFund VP Bear
    01/01/2004 to 12/31/2004            $8.44            $7.45          1,202,243
    01/01/2005 to 12/31/2005            $7.45            $7.23          2,169,659
    01/01/2006 to 12/31/2006            $7.23            $6.57          1,868,606
    01/01/2007 to 12/31/2007            $6.57            $6.50          1,722,065
    01/01/2008 to 12/31/2008            $6.50            $8.95          2,326,201
    01/01/2009 to 12/31/2009            $8.95            $6.35          1,995,516
    01/01/2010 to 12/31/2010            $6.35            $5.13          1,870,682
    01/01/2011 to 12/31/2011            $5.13            $4.60          2,082,893
    01/01/2012 to 12/31/2012            $4.60            $3.77            965,635
    01/01/2013 to 12/31/2013            $3.77            $2.73            911,837

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Biotechnology
    01/01/2004 to 12/31/2004                $9.75           $10.52            757,678
    01/01/2005 to 12/31/2005               $10.52           $12.34            697,687
    01/01/2006 to 12/31/2006               $12.34           $11.64            393,923
    01/01/2007 to 12/31/2007               $11.64           $11.31            609,746
    01/01/2008 to 12/31/2008               $11.31           $11.33          1,249,287
    01/01/2009 to 12/31/2009               $11.33           $11.56            355,182
    01/01/2010 to 12/31/2010               $11.56           $11.95            254,803
    01/01/2011 to 12/31/2011               $11.95           $12.52            188,759
    01/01/2012 to 12/31/2012               $12.52           $17.33            338,800
    01/01/2013 to 12/31/2013               $17.33           $28.71            326,187
-------------------------------------------------------------------------------------------
ProFund VP Bull
    01/01/2004 to 12/31/2004                $9.84           $10.53          8,215,357
    01/01/2005 to 12/31/2005               $10.53           $10.64          7,846,866
    01/01/2006 to 12/31/2006               $10.64           $11.90          7,031,661
    01/01/2007 to 12/31/2007               $11.90           $12.12          4,013,033
    01/01/2008 to 12/31/2008               $12.12            $7.43          2,963,943
    01/01/2009 to 12/31/2009                $7.43            $9.08          3,113,781
    01/01/2010 to 12/31/2010                $9.08           $10.06          2,476,971
    01/01/2011 to 12/31/2011               $10.06            $9.89          3,165,929
    01/01/2012 to 12/31/2012                $9.89           $11.08          1,499,016
    01/01/2013 to 12/31/2013               $11.08           $14.14          1,204,038
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    01/01/2004 to 12/31/2004                $9.64           $10.36            369,007
    01/01/2005 to 12/31/2005               $10.36           $10.15            161,038
    01/01/2006 to 12/31/2006               $10.15           $11.25            548,567
    01/01/2007 to 12/31/2007               $11.25           $11.90            715,235
    01/01/2008 to 12/31/2008               $11.90            $8.58            609,574
    01/01/2009 to 12/31/2009                $8.58           $10.26            812,567
    01/01/2010 to 12/31/2010               $10.26           $11.84            702,138
    01/01/2011 to 12/31/2011               $11.84           $12.45            765,549
    01/01/2012 to 12/31/2012               $12.45           $13.58            450,591
    01/01/2013 to 12/31/2013               $13.58           $17.15            573,128
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    01/01/2004 to 12/31/2004                $9.04            $9.56            430,620
    01/01/2005 to 12/31/2005                $9.56            $8.97             86,431
    01/01/2006 to 12/31/2006                $8.97            $9.88            192,639
    01/01/2007 to 12/31/2007                $9.88            $8.91             67,292
    01/01/2008 to 12/31/2008                $8.91            $6.01            448,604
    01/01/2009 to 12/31/2009                $6.01            $7.74            295,250
    01/01/2010 to 12/31/2010                $7.74            $9.24          1,046,739
    01/01/2011 to 12/31/2011                $9.24            $9.58            481,308
    01/01/2012 to 12/31/2012                $9.58           $11.51            539,898
    01/01/2013 to 12/31/2013               $11.51           $15.83            745,470

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Europe 30
    01/01/2004 to 12/31/2004           $10.83           $12.17          1,812,435
    01/01/2005 to 12/31/2005           $12.17           $12.94          1,133,420
    01/01/2006 to 12/31/2006           $12.94           $14.95          2,790,577
    01/01/2007 to 12/31/2007           $14.95           $16.85          1,487,885
    01/01/2008 to 12/31/2008           $16.85            $9.28            649,001
    01/01/2009 to 12/31/2009            $9.28           $12.07          1,184,717
    01/01/2010 to 12/31/2010           $12.07           $12.19            852,300
    01/01/2011 to 12/31/2011           $12.19           $10.92            333,570
    01/01/2012 to 12/31/2012           $10.92           $12.52            461,143
    01/01/2013 to 12/31/2013           $12.52           $14.98            561,564
---------------------------------------------------------------------------------------
ProFund VP Financials
    01/01/2004 to 12/31/2004           $11.23           $12.19            553,342
    01/01/2005 to 12/31/2005           $12.19           $12.46            616,872
    01/01/2006 to 12/31/2006           $12.46           $14.38            913,872
    01/01/2007 to 12/31/2007           $14.38           $11.44            498,292
    01/01/2008 to 12/31/2008           $11.44            $5.57          2,008,426
    01/01/2009 to 12/31/2009            $5.57            $6.30          1,432,294
    01/01/2010 to 12/31/2010            $6.30            $6.87          1,397,974
    01/01/2011 to 12/31/2011            $6.87            $5.82          1,034,776
    01/01/2012 to 12/31/2012            $5.82            $7.14          1,345,907
    01/01/2013 to 12/31/2013            $7.14            $9.27          1,595,424
---------------------------------------------------------------------------------------
ProFund VP Health Care
    01/01/2004 to 12/31/2004            $9.17            $9.23          1,318,525
    01/01/2005 to 12/31/2005            $9.23            $9.63          2,175,821
    01/01/2006 to 12/31/2006            $9.63            $9.96          2,106,409
    01/01/2007 to 12/31/2007            $9.96           $10.44          2,120,859
    01/01/2008 to 12/31/2008           $10.44            $7.78          1,638,682
    01/01/2009 to 12/31/2009            $7.78            $9.14          1,148,607
    01/01/2010 to 12/31/2010            $9.14            $9.25            875,030
    01/01/2011 to 12/31/2011            $9.25           $10.01            924,616
    01/01/2012 to 12/31/2012           $10.01           $11.56          1,121,561
    01/01/2013 to 12/31/2013           $11.56           $15.89          1,361,062
---------------------------------------------------------------------------------------
ProFund VP Industrials
    01/01/2004 to 12/31/2004           $10.01           $11.15            253,411
    01/01/2005 to 12/31/2005           $11.15           $11.23            211,678
    01/01/2006 to 12/31/2006           $11.23           $12.33            242,684
    01/01/2007 to 12/31/2007           $12.33           $13.55            708,921
    01/01/2008 to 12/31/2008           $13.55            $7.93            348,521
    01/01/2009 to 12/31/2009            $7.93            $9.68            634,240
    01/01/2010 to 12/31/2010            $9.68           $11.78            641,229
    01/01/2011 to 12/31/2011           $11.78           $11.38            404,533
    01/01/2012 to 12/31/2012           $11.38           $12.96            379,889
    01/01/2013 to 12/31/2013           $12.96           $17.62            514,535

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Internet
    01/01/2004 to 12/31/2004           $15.00           $17.89            992,879
    01/01/2005 to 12/31/2005           $17.89           $18.90            467,320
    01/01/2006 to 12/31/2006           $18.90           $18.84            200,072
    01/01/2007 to 12/31/2007           $18.84           $20.42            435,015
    01/01/2008 to 12/31/2008           $20.42           $11.08            116,246
    01/01/2009 to 12/31/2009           $11.08           $19.31            507,210
    01/01/2010 to 12/31/2010           $19.31           $25.70            455,035
    01/01/2011 to 12/31/2011           $25.70           $23.53             92,624
    01/01/2012 to 12/31/2012           $23.53           $27.71             98,828
    01/01/2013 to 12/31/2013           $27.71           $41.35            134,453
---------------------------------------------------------------------------------------
ProFund VP Japan
    01/01/2004 to 12/31/2004            $9.03            $9.55            710,879
    01/01/2005 to 12/31/2005            $9.55           $13.31          3,413,954
    01/01/2006 to 12/31/2006           $13.31           $14.51          1,650,266
    01/01/2007 to 12/31/2007           $14.51           $12.85            552,230
    01/01/2008 to 12/31/2008           $12.85            $7.47            553,832
    01/01/2009 to 12/31/2009            $7.47            $8.11            519,793
    01/01/2010 to 12/31/2010            $8.11            $7.45            414,005
    01/01/2011 to 12/31/2011            $7.45            $5.97            292,468
    01/01/2012 to 12/31/2012            $5.97            $7.22            445,817
    01/01/2013 to 12/31/2013            $7.22           $10.53            616,969
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    01/01/2004 to 12/31/2004               --           $10.37             72,725
    01/01/2005 to 12/31/2005           $10.37           $10.30          2,620,748
    01/01/2006 to 12/31/2006           $10.30           $11.05          2,181,106
    01/01/2007 to 12/31/2007           $11.05           $11.62          2,009,820
    01/01/2008 to 12/31/2008           $11.62            $7.37          1,340,839
    01/01/2009 to 12/31/2009            $7.37            $9.40          1,530,601
    01/01/2010 to 12/31/2010            $9.40           $10.47          1,282,022
    01/01/2011 to 12/31/2011           $10.47           $10.62          1,146,789
    01/01/2012 to 12/31/2012           $10.62           $11.77            796,871
    01/01/2013 to 12/31/2013           $11.77           $15.12            730,784
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    01/01/2004 to 12/31/2004               --           $10.37            159,605
    01/01/2005 to 12/31/2005           $10.37           $10.51          2,141,309
    01/01/2006 to 12/31/2006           $10.51           $12.26          4,023,312
    01/01/2007 to 12/31/2007           $12.26           $12.08          1,984,257
    01/01/2008 to 12/31/2008           $12.08            $7.07          1,514,949
    01/01/2009 to 12/31/2009            $7.07            $8.31          1,108,254
    01/01/2010 to 12/31/2010            $8.31            $9.22          1,501,797
    01/01/2011 to 12/31/2011            $9.22            $8.96          1,122,050
    01/01/2012 to 12/31/2012            $8.96           $10.17            776,810
    01/01/2013 to 12/31/2013           $10.17           $12.99            482,427

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    01/01/2004 to 12/31/2004            $9.69           $10.58          2,220,901
    01/01/2005 to 12/31/2005           $10.58           $11.58          5,059,312
    01/01/2006 to 12/31/2006           $11.58           $11.84          1,594,539
    01/01/2007 to 12/31/2007           $11.84           $13.01          2,101,505
    01/01/2008 to 12/31/2008           $13.01            $7.83          1,117,437
    01/01/2009 to 12/31/2009            $7.83           $10.65          1,903,627
    01/01/2010 to 12/31/2010           $10.65           $13.45          2,021,397
    01/01/2011 to 12/31/2011           $13.45           $12.85          1,040,542
    01/01/2012 to 12/31/2012           $12.85           $14.58            684,764
    01/01/2013 to 12/31/2013           $14.58           $18.71            592,623
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    01/01/2004 to 12/31/2004           $10.23           $11.67          2,632,869
    01/01/2005 to 12/31/2005           $11.67           $12.49          2,164,543
    01/01/2006 to 12/31/2006           $12.49           $13.80          1,978,580
    01/01/2007 to 12/31/2007           $13.80           $13.70          1,436,105
    01/01/2008 to 12/31/2008           $13.70            $8.58            733,971
    01/01/2009 to 12/31/2009            $8.58           $11.05          1,398,727
    01/01/2010 to 12/31/2010           $11.05           $13.09            908,539
    01/01/2011 to 12/31/2011           $13.09           $12.37            727,867
    01/01/2012 to 12/31/2012           $12.37           $14.18            552,448
    01/01/2013 to 12/31/2013           $14.18           $18.43            479,583
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    01/01/2004 to 12/31/2004            $9.32            $9.94          4,885,351
    01/01/2005 to 12/31/2005            $9.94            $9.80          2,467,486
    01/01/2006 to 12/31/2006            $9.80           $10.16          1,764,614
    01/01/2007 to 12/31/2007           $10.16           $11.76          2,265,084
    01/01/2008 to 12/31/2008           $11.76            $6.65          1,171,313
    01/01/2009 to 12/31/2009            $6.65            $9.94          1,813,909
    01/01/2010 to 12/31/2010            $9.94           $11.56          1,576,633
    01/01/2011 to 12/31/2011           $11.56           $11.54            909,044
    01/01/2012 to 12/31/2012           $11.54           $13.19            644,940
    01/01/2013 to 12/31/2013           $13.19           $17.42            507,723
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    01/01/2004 to 12/31/2004           $10.48           $13.33          1,856,882
    01/01/2005 to 12/31/2005           $13.33           $17.22          2,573,777
    01/01/2006 to 12/31/2006           $17.22           $20.43          2,251,126
    01/01/2007 to 12/31/2007           $20.43           $26.61          2,322,451
    01/01/2008 to 12/31/2008           $26.61           $16.50          1,351,549
    01/01/2009 to 12/31/2009           $16.50           $18.75          1,326,030
    01/01/2010 to 12/31/2010           $18.75           $21.71          1,296,969
    01/01/2011 to 12/31/2011           $21.71           $21.83            829,408
    01/01/2012 to 12/31/2012           $21.83           $22.09            551,530
    01/01/2013 to 12/31/2013           $22.09           $26.96            414,618

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    01/01/2004 to 12/31/2004                $8.89            $7.93            527,336
    01/01/2005 to 12/31/2005                $7.93            $7.51            515,769
    01/01/2006 to 12/31/2006                $7.51            $8.28            716,678
    01/01/2007 to 12/31/2007                $8.28            $8.33            492,538
    01/01/2008 to 12/31/2008                $8.33            $6.60            588,925
    01/01/2009 to 12/31/2009                $6.60            $7.58            521,245
    01/01/2010 to 12/31/2010                $7.58            $7.49            268,122
    01/01/2011 to 12/31/2011                $7.49            $8.56            862,925
    01/01/2012 to 12/31/2012                $8.56            $9.42            302,309
    01/01/2013 to 12/31/2013                $9.42           $12.19            276,233
-------------------------------------------------------------------------------------------
ProFund VP Precious Metals
    01/01/2004 to 12/31/2004               $13.29           $11.77          1,479,384
    01/01/2005 to 12/31/2005               $11.77           $14.62          2,426,531
    01/01/2006 to 12/31/2006               $14.62           $15.44          2,487,596
    01/01/2007 to 12/31/2007               $15.44           $18.60          3,177,702
    01/01/2008 to 12/31/2008               $18.60           $12.66          2,709,868
    01/01/2009 to 12/31/2009               $12.66           $16.86          2,850,817
    01/01/2010 to 12/31/2010               $16.86           $22.04          2,921,018
    01/01/2011 to 12/31/2011               $22.04           $17.51          2,103,701
    01/01/2012 to 12/31/2012               $17.51           $14.71          1,572,080
    01/01/2013 to 12/31/2013               $14.71            $8.98          1,162,887
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    01/01/2004 to 12/31/2004               $12.91           $16.15          1,816,706
    01/01/2005 to 12/31/2005               $16.15           $16.96            501,989
    01/01/2006 to 12/31/2006               $16.96           $22.10            926,728
    01/01/2007 to 12/31/2007               $22.10           $17.47            505,436
    01/01/2008 to 12/31/2008               $17.47           $10.09            587,638
    01/01/2009 to 12/31/2009               $10.09           $12.69            557,087
    01/01/2010 to 12/31/2010               $12.69           $15.57            509,622
    01/01/2011 to 12/31/2011               $15.57           $16.04            345,408
    01/01/2012 to 12/31/2012               $16.04           $18.48            392,557
    01/01/2013 to 12/31/2013               $18.48           $18.19            325,883
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    01/01/2004 to 12/31/2004                $7.56            $6.63          5,314,528
    01/01/2005 to 12/31/2005                $6.63            $6.00          3,415,324
    01/01/2006 to 12/31/2006                $6.00            $6.50          4,567,551
    01/01/2007 to 12/31/2007                $6.50            $6.06          1,806,294
    01/01/2008 to 12/31/2008                $6.06            $3.70          2,315,493
    01/01/2009 to 12/31/2009                $3.70            $4.81          3,128,225
    01/01/2010 to 12/31/2010                $4.81            $3.97          4,679,376
    01/01/2011 to 12/31/2011                $3.97            $2.44          2,645,539
    01/01/2012 to 12/31/2012                $2.44            $2.23          1,760,429
    01/01/2013 to 12/31/2013                $2.23            $2.56          3,779,215

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Semiconductor
    01/01/2004 to 12/31/2004            $9.51            $7.15            694,352
    01/01/2005 to 12/31/2005            $7.15            $7.64            746,084
    01/01/2006 to 12/31/2006            $7.64            $6.98            339,250
    01/01/2007 to 12/31/2007            $6.98            $7.35            272,048
    01/01/2008 to 12/31/2008            $7.35            $3.63            166,664
    01/01/2009 to 12/31/2009            $3.63            $5.86            794,698
    01/01/2010 to 12/31/2010            $5.86            $6.47            188,040
    01/01/2011 to 12/31/2011            $6.47            $6.12            125,111
    01/01/2012 to 12/31/2012            $6.12            $5.77             77,903
    01/01/2013 to 12/31/2013            $5.77            $7.57             62,931
---------------------------------------------------------------------------------------
ProFund VP Short Mid-Cap
    01/01/2004 to 12/31/2004               --            $9.70             39,360
    01/01/2005 to 12/31/2005            $9.70            $8.64            364,782
    01/01/2006 to 12/31/2006            $8.64            $8.18            254,207
    01/01/2007 to 12/31/2007            $8.18            $7.82            131,223
    01/01/2008 to 12/31/2008            $7.82           $10.14            177,441
    01/01/2009 to 12/31/2009           $10.14            $6.44            364,588
    01/01/2010 to 12/31/2010            $6.44            $4.70            280,837
    01/01/2011 to 12/31/2011            $4.70            $4.24            232,550
    01/01/2012 to 12/31/2012            $4.24            $3.38            139,533
    01/01/2013 to 12/31/2013            $3.38            $2.40            116,769
---------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    01/01/2004 to 12/31/2004            $6.78            $5.93            908,064
    01/01/2005 to 12/31/2005            $5.93            $5.88          2,494,108
    01/01/2006 to 12/31/2006            $5.88            $5.70          1,891,265
    01/01/2007 to 12/31/2007            $5.70            $4.96            860,024
    01/01/2008 to 12/31/2008            $4.96            $7.23            722,924
    01/01/2009 to 12/31/2009            $7.23            $4.22            898,026
    01/01/2010 to 12/31/2010            $4.22            $3.27            782,589
    01/01/2011 to 12/31/2011            $3.27            $2.88          1,249,273
    01/01/2012 to 12/31/2012            $2.88            $2.30            957,612
    01/01/2013 to 12/31/2013            $2.30            $1.60            348,933
---------------------------------------------------------------------------------------
ProFund VP Short Small-Cap
    01/01/2004 to 12/31/2004               --            $9.54            136,809
    01/01/2005 to 12/31/2005            $9.54            $9.11            220,842
    01/01/2006 to 12/31/2006            $9.11            $7.90            560,897
    01/01/2007 to 12/31/2007            $7.90            $8.12          1,000,449
    01/01/2008 to 12/31/2008            $8.12            $9.92            233,809
    01/01/2009 to 12/31/2009            $9.92            $6.59            463,501
    01/01/2010 to 12/31/2010            $6.59            $4.61            355,244
    01/01/2011 to 12/31/2011            $4.61            $4.12            702,306
    01/01/2012 to 12/31/2012            $4.12            $3.28            351,352
    01/01/2013 to 12/31/2013            $3.28            $2.22            176,749

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    01/01/2004 to 12/31/2004           $10.16           $11.98          4,677,820
    01/01/2005 to 12/31/2005           $11.98           $12.67          4,579,886
    01/01/2006 to 12/31/2006           $12.67           $13.54          1,643,633
    01/01/2007 to 12/31/2007           $13.54           $13.85            676,467
    01/01/2008 to 12/31/2008           $13.85            $8.99            990,289
    01/01/2009 to 12/31/2009            $8.99           $11.15          1,476,283
    01/01/2010 to 12/31/2010           $11.15           $13.79          1,733,790
    01/01/2011 to 12/31/2011           $13.79           $13.73          1,437,215
    01/01/2012 to 12/31/2012           $13.73           $15.19            495,243
    01/01/2013 to 12/31/2013           $15.19           $20.98            722,604
---------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    01/01/2004 to 12/31/2004            $9.39           $11.10          4,088,760
    01/01/2005 to 12/31/2005           $11.10           $11.35          1,398,441
    01/01/2006 to 12/31/2006           $11.35           $13.11          2,446,357
    01/01/2007 to 12/31/2007           $13.11           $11.96            714,107
    01/01/2008 to 12/31/2008           $11.96            $8.15            838,930
    01/01/2009 to 12/31/2009            $8.15            $9.65            610,084
    01/01/2010 to 12/31/2010            $9.65           $11.59            743,101
    01/01/2011 to 12/31/2011           $11.59           $10.94            752,713
    01/01/2012 to 12/31/2012           $10.94           $12.49            481,299
    01/01/2013 to 12/31/2013           $12.49           $16.91            412,071
---------------------------------------------------------------------------------------
ProFund VP Technology
    01/01/2004 to 12/31/2004            $8.66            $8.48            727,580
    01/01/2005 to 12/31/2005            $8.48            $8.45            577,737
    01/01/2006 to 12/31/2006            $8.45            $8.98            673,628
    01/01/2007 to 12/31/2007            $8.98           $10.10          1,668,456
    01/01/2008 to 12/31/2008           $10.10            $5.53            322,313
    01/01/2009 to 12/31/2009            $5.53            $8.78          1,361,950
    01/01/2010 to 12/31/2010            $8.78            $9.56            652,534
    01/01/2011 to 12/31/2011            $9.56            $9.27            719,037
    01/01/2012 to 12/31/2012            $9.27           $10.06            287,188
    01/01/2013 to 12/31/2013           $10.06           $12.38            175,316
---------------------------------------------------------------------------------------
ProFund VP Telecommunications
    01/01/2004 to 12/31/2004            $7.21            $8.19            460,848
    01/01/2005 to 12/31/2005            $8.19            $7.52            456,586
    01/01/2006 to 12/31/2006            $7.52            $9.93          1,277,316
    01/01/2007 to 12/31/2007            $9.93           $10.59          1,098,402
    01/01/2008 to 12/31/2008           $10.59            $6.83            840,295
    01/01/2009 to 12/31/2009            $6.83            $7.21            472,593
    01/01/2010 to 12/31/2010            $7.21            $8.20            847,216
    01/01/2011 to 12/31/2011            $8.20            $8.22            476,200
    01/01/2012 to 12/31/2012            $8.22            $9.42            486,914
    01/01/2013 to 12/31/2013            $9.42           $10.38            375,062

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    01/01/2004 to 12/31/2004           $11.08           $11.79          1,051,158
    01/01/2005 to 12/31/2005           $11.79           $12.64          2,312,868
    01/01/2006 to 12/31/2006           $12.64           $11.86            821,668
    01/01/2007 to 12/31/2007           $11.86           $12.85          2,443,725
    01/01/2008 to 12/31/2008           $12.85           $18.92          2,696,273
    01/01/2009 to 12/31/2009           $18.92           $12.54          1,333,606
    01/01/2010 to 12/31/2010           $12.54           $13.58          1,042,250
    01/01/2011 to 12/31/2011           $13.58           $19.17          1,145,039
    01/01/2012 to 12/31/2012           $19.17           $19.03            721,134
    01/01/2013 to 12/31/2013           $19.03           $15.14            419,798
---------------------------------------------------------------------------------------
ProFund VP UltraBull
    01/01/2004 to 12/31/2004           $10.20           $11.76          2,817,803
    01/01/2005 to 12/31/2005           $11.76           $11.87          1,158,024
    01/01/2006 to 12/31/2006           $11.87           $14.36          1,596,920
    01/01/2007 to 12/31/2007           $14.36           $14.24          1,964,725
    01/01/2008 to 12/31/2008           $14.24            $4.57          8,061,341
    01/01/2009 to 12/31/2009            $4.57            $6.50          1,590,074
    01/01/2010 to 12/31/2010            $6.50            $7.81            914,644
    01/01/2011 to 12/31/2011            $7.81            $7.31            689,374
    01/01/2012 to 12/31/2012            $7.31            $9.26            451,227
    01/01/2013 to 12/31/2013            $9.26           $15.31            302,573
---------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    01/01/2004 to 12/31/2004            $9.55           $11.99          3,106,849
    01/01/2005 to 12/31/2005           $11.99           $13.91          1,935,489
    01/01/2006 to 12/31/2006           $13.91           $15.14          1,588,771
    01/01/2007 to 12/31/2007           $15.14           $15.77          1,072,846
    01/01/2008 to 12/31/2008           $15.77            $5.04          2,684,256
    01/01/2009 to 12/31/2009            $5.04            $8.23          1,356,598
    01/01/2010 to 12/31/2010            $8.23           $12.11          1,530,577
    01/01/2011 to 12/31/2011           $12.11           $10.28            591,778
    01/01/2012 to 12/31/2012           $10.28           $13.40            516,451
    01/01/2013 to 12/31/2013           $13.40           $22.48            317,543
---------------------------------------------------------------------------------------
ProFund VP UltraNASDAQ-100
    01/01/2004 to 12/31/2004            $7.03            $7.89          6,592,447
    01/01/2005 to 12/31/2005            $7.89            $7.47          4,740,165
    01/01/2006 to 12/31/2006            $7.47            $7.70          2,319,572
    01/01/2007 to 12/31/2007            $7.70            $9.73          4,024,405
    01/01/2008 to 12/31/2008            $9.73            $2.61          3,358,757
    01/01/2009 to 12/31/2009            $2.61            $5.63          1,661,197
    01/01/2010 to 12/31/2010            $5.63            $7.48          1,359,439
    01/01/2011 to 12/31/2011            $7.48            $7.27          1,795,997
    01/01/2012 to 12/31/2012            $7.27            $9.57            563,727
    01/01/2013 to 12/31/2013            $9.57           $16.84            561,715

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP UltraSmall-Cap
    01/01/2004 to 12/31/2004                        $12.04           $15.52          5,098,565
    01/01/2005 to 12/31/2005                        $15.52           $15.23            816,754
    01/01/2006 to 12/31/2006                        $15.23           $18.87          1,580,595
    01/01/2007 to 12/31/2007                        $18.87           $16.11            527,856
    01/01/2008 to 12/31/2008                        $16.11            $5.36          2,519,397
    01/01/2009 to 12/31/2009                         $5.36            $7.39            747,146
    01/01/2010 to 12/31/2010                         $7.39           $10.79            930,703
    01/01/2011 to 12/31/2011                        $10.79            $8.61            508,081
    01/01/2012 to 12/31/2012                         $8.61           $10.97            395,941
    01/01/2013 to 12/31/2013                        $10.97           $20.13            296,920
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    01/01/2004 to 12/31/2004                         $9.34           $11.13          1,060,939
    01/01/2005 to 12/31/2005                        $11.13           $12.37          1,996,877
    01/01/2006 to 12/31/2006                        $12.37           $14.51          2,195,309
    01/01/2007 to 12/31/2007                        $14.51           $16.52          3,808,582
    01/01/2008 to 12/31/2008                        $16.52           $11.26          1,279,942
    01/01/2009 to 12/31/2009                        $11.26           $12.27            940,314
    01/01/2010 to 12/31/2010                        $12.27           $12.78            893,746
    01/01/2011 to 12/31/2011                        $12.78           $14.77          1,349,692
    01/01/2012 to 12/31/2012                        $14.77           $14.55            788,140
    01/01/2013 to 12/31/2013                        $14.55           $16.21            725,550
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    01/01/2004 to 12/31/2004                            --           $10.53            269,671
    01/01/2005 to 12/31/2005                        $10.53           $12.05            672,243
    01/01/2006 to 12/31/2006                        $12.05           $14.35            742,865
    01/01/2007 to 12/31/2007                        $14.35           $16.87            828,104
    01/01/2008 to 12/31/2008                        $16.87            $8.25            357,600
    01/01/2009 to 12/31/2009                         $8.25           $11.12            408,047
    01/01/2010 to 12/31/2010                        $11.12           $12.47            346,910
    01/01/2011 to 12/31/2011                        $12.47           $10.44            327,254
    01/01/2012 to 12/31/2012                        $10.44           $12.56            230,539
    01/01/2013 to 12/31/2013                        $12.56           $14.69            101,416
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    01/01/2004 to 12/31/2004                            --           $10.75            173,851
    01/01/2005 to 12/31/2005                        $10.75           $11.01            304,840
    01/01/2006 to 12/31/2006                        $11.01           $11.14            290,152
    01/01/2007 to 12/31/2007                        $11.14           $11.42            274,858
    01/01/2008 to 12/31/2008                        $11.42            $8.09            259,188
    01/01/2009 to 12/31/2009                         $8.09            $9.05            240,776
    01/01/2010 to 12/31/2010                         $9.05           $10.62            226,552
    01/01/2011 to 12/31/2011                        $10.62           $11.34            243,395
    01/01/2012 to 12/31/2012                        $11.34           $12.21            149,031
    01/01/2013 to 12/31/2013                        $12.21           $17.07            202,561

                                                                               Number of
                                           Accumulation     Accumulation      Accumulation
                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                            Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    01/01/2004 to 12/31/2004                      --           $11.32          1,777,316
    01/01/2005 to 12/31/2005                  $11.32           $11.94          2,420,874
    01/01/2006 to 12/31/2006                  $11.94           $13.10          2,772,210
    01/01/2007 to 12/31/2007                  $13.10           $14.10          2,203,754
    01/01/2008 to 12/31/2008                  $14.10            $7.65          1,345,285
    01/01/2009 to 12/31/2009                   $7.65            $8.51            861,853
    01/01/2010 to 12/31/2010                   $8.51            $9.96            654,754
    01/01/2011 to 12/31/2011                   $9.96            $9.64            581,345
    01/01/2012 to 12/31/2012                   $9.64           $10.71            565,987
    01/01/2013 to 12/31/2013                  $10.71           $14.30            532,138
----------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    01/01/2004 to 12/31/2004                      --           $10.48            155,695
    01/01/2005 to 12/31/2005                  $10.48            $9.98            194,864
    01/01/2006 to 12/31/2006                   $9.98           $12.32            481,064
    01/01/2007 to 12/31/2007                  $12.32           $12.20            235,030
    01/01/2008 to 12/31/2008                  $12.20            $8.58            249,670
    01/01/2009 to 12/31/2009                   $8.58            $9.61            136,907
    01/01/2010 to 12/31/2010                   $9.61           $11.04            221,649
    01/01/2011 to 12/31/2011                  $11.04           $11.69            189,624
    01/01/2012 to 12/31/2012                  $11.69           $12.73            184,517
    01/01/2013 to 12/31/2013                  $12.73           $16.39            166,823
----------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/02/2005* to 12/31/2005                 $10.00            $9.76          1,240,525
    01/01/2006 to 12/31/2006                   $9.76           $11.34          2,310,768
    01/01/2007 to 12/31/2007                  $11.34           $11.28          2,000,024
    01/01/2008 to 12/31/2008                  $11.28            $6.59          1,374,063
    01/01/2009 to 12/31/2009                   $6.59            $7.40            996,116
    01/01/2010 to 12/31/2010                   $7.40            $8.48            902,956
    01/01/2011 to 12/31/2011                   $8.48            $8.84          1,077,472
    01/01/2012 to 12/31/2012                   $8.84            $9.18            630,897
    01/01/2013 to 12/31/2013                   $9.18           $11.57            561,037
----------------------------------------------------------------------------------------------
Value Line Target 25 Portfolio
    01/01/2004 to 12/31/2004                      --           $12.59            389,792
    01/01/2005 to 12/31/2005                  $12.59           $14.82          1,068,337
    01/01/2006 to 12/31/2006                  $14.82           $15.00          1,119,827
    01/01/2007 to 12/31/2007                  $15.00           $17.43          1,173,103
    01/01/2008 to 12/31/2008                  $17.43            $7.74          1,027,401
    01/01/2009 to 12/31/2009                   $7.74            $8.16            663,617
    01/01/2010 to 12/31/2010                   $8.16           $10.47            604,695
    01/01/2011 to 12/31/2011                  $10.47            $7.75            467,540
    01/01/2012 to 12/31/2012                   $7.75            $9.25            312,129
    01/01/2013 to 12/31/2013                   $9.25           $11.96            253,593
----------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    01/01/2004 to 12/31/2004                  $10.23           $11.18            590,808
    01/01/2005 to 12/31/2005                  $11.18           $11.59            534,648
    01/01/2006 to 12/31/2006                  $11.59           $13.51            582,613
    01/01/2007 to 12/31/2007                  $13.51           $13.66            497,287
    01/01/2008 to 12/31/2008                  $13.66            $8.53            312,113
    01/01/2009 to 12/31/2009                   $8.53            $9.81            287,896
    01/01/2010 to 07/16/2010                   $9.81            $9.43                  0

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $13.33           $16.11           637,587
    01/01/2011 to 12/31/2011                                         $16.11           $13.82           523,908
    01/01/2012 to 12/31/2012                                         $13.82           $15.45           401,945
    01/01/2013 to 12/31/2013                                         $15.45           $18.23           283,907
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                         $9.43           $10.98           306,415
    01/01/2011 to 12/31/2011                                         $10.98           $10.57           290,158
    01/01/2012 to 12/31/2012                                         $10.57           $12.42           233,447
    01/01/2013 to 12/31/2013                                         $12.42           $15.91           251,990
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $12.54           $15.82           385,986
    01/01/2011 to 12/31/2011                                         $15.82           $14.72           411,256
    01/01/2012 to 12/31/2012                                         $14.72           $17.48           413,544
    01/01/2013 to 12/31/2013                                         $17.48           $24.11           306,342
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.25           617,813
    01/01/2011 to 12/31/2011                                         $12.25           $11.52           383,450
    01/01/2012 to 12/31/2012                                         $11.52           $12.25           264,060
    01/01/2013 to 12/31/2013                                         $12.25           $18.14           293,944



 *  Denotes the start date of these sub-accounts

                                     ASL II
                Prudential Annuities Life Assurance Corporation
                                   Prospectus

  ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO
                Plus 2008 60 bps and Combo 5%/HAV 80 bps (3.05%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                              $10.02           $12.13            20,597
    01/01/2010 to 12/31/2010                              $12.13           $13.17            65,536
    01/01/2011 to 12/31/2011                              $13.17           $12.43            29,622
    01/01/2012 to 12/31/2012                              $12.43           $13.57            36,253
    01/01/2013 to 12/31/2013                              $13.57           $14.46            11,985
----------------------------------------------------------------------------------------------------------
AST Advanced Strategies Portfolio
    05/01/2009 to 12/31/2009                              $10.04           $12.33            33,933
    01/01/2010 to 12/31/2010                              $12.33           $13.59            52,061
    01/01/2011 to 12/31/2011                              $13.59           $13.19            26,435
    01/01/2012 to 12/31/2012                              $13.19           $14.54            36,464
    01/01/2013 to 12/31/2013                              $14.54           $16.43            19,293
----------------------------------------------------------------------------------------------------------
AST American Century Income & Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.08           $12.38            11,520
    01/01/2010 to 12/31/2010                              $12.38           $13.66            10,502
    01/01/2011 to 12/31/2011                              $13.66           $13.72             7,324
    01/01/2012 to 05/04/2012                              $13.72           $14.83                 0

                                                                                  Number of
                                              Accumulation     Accumulation      Accumulation
                                              Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                               Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------
AST Balanced Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                     $10.02           $11.96           104,004
    01/01/2010 to 12/31/2010                     $11.96           $13.02           131,786
    01/01/2011 to 12/31/2011                     $13.02           $12.47            52,667
    01/01/2012 to 12/31/2012                     $12.47           $13.60            56,424
    01/01/2013 to 12/31/2013                     $13.60           $15.51            26,419
-------------------------------------------------------------------------------------------------
AST BlackRock Global Strategies Portfolio
    05/02/2011* to 12/31/2011                    $10.00            $9.08                 0
    01/01/2012 to 12/31/2012                      $9.08            $9.85                 0
    01/01/2013 to 12/31/2013                      $9.85           $10.58             3,133
-------------------------------------------------------------------------------------------------
AST BlackRock iShares ETF Portfolio
    04/29/2013* to 12/31/2013                    $10.00           $10.40             1,087
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2015
    05/01/2009 to 12/31/2009                      $9.96            $9.92                 0
    01/01/2010 to 12/31/2010                      $9.92           $10.52                 0
    01/01/2011 to 12/31/2011                     $10.52           $10.85                 0
    01/01/2012 to 12/31/2012                     $10.85           $10.84                 0
    01/01/2013 to 12/31/2013                     $10.84           $10.48                 0
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2016
    05/01/2009 to 12/31/2009                      $9.94            $9.54            10,856
    01/01/2010 to 12/31/2010                      $9.54           $10.23            53,548
    01/01/2011 to 12/31/2011                     $10.23           $10.88            99,457
    01/01/2012 to 12/31/2012                     $10.88           $10.98            49,369
    01/01/2013 to 12/31/2013                     $10.98           $10.58            31,441
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2017
    01/04/2010* to 12/31/2010                    $10.00           $10.63            78,013
    01/01/2011 to 12/31/2011                     $10.63           $11.48           166,186
    01/01/2012 to 12/31/2012                     $11.48           $11.70           128,946
    01/01/2013 to 12/31/2013                     $11.70           $11.11            97,521
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2018
    05/01/2009 to 12/31/2009                      $9.92            $9.61                 0
    01/01/2010 to 12/31/2010                      $9.61           $10.36                 0
    01/01/2011 to 12/31/2011                     $10.36           $11.41           300,079
    01/01/2012 to 12/31/2012                     $11.41           $11.69           203,929
    01/01/2013 to 12/31/2013                     $11.69           $10.98           124,021
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2019
    05/01/2009 to 12/31/2009                      $9.91            $9.51                 0
    01/01/2010 to 12/31/2010                      $9.51           $10.27                 0
    01/01/2011 to 12/31/2011                     $10.27           $11.55                 0
    01/01/2012 to 12/31/2012                     $11.55           $11.85            57,097
    01/01/2013 to 12/31/2013                     $11.85           $10.93            75,887
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2020
    05/01/2009 to 12/31/2009                      $9.88            $9.19                 0
    01/01/2010 to 12/31/2010                      $9.19            $9.96            67,081
    01/01/2011 to 12/31/2011                      $9.96           $11.46             5,989
    01/01/2012 to 12/31/2012                     $11.46           $11.82             3,224
    01/01/2013 to 12/31/2013                     $11.82           $10.71           100,166
-------------------------------------------------------------------------------------------------
AST Bond Portfolio 2021
    01/04/2010* to 12/31/2010                    $10.00           $10.87            55,827
    01/01/2011 to 12/31/2011                     $10.87           $12.68           479,189
    01/01/2012 to 12/31/2012                     $12.68           $13.12           250,845
    01/01/2013 to 12/31/2013                     $13.12           $11.83            78,873

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2022
    01/03/2011* to 12/31/2011                                     $10.00           $11.87           148,179
    01/01/2012 to 12/31/2012                                      $11.87           $12.18           231,919
    01/01/2013 to 12/31/2013                                      $12.18           $10.66            25,469
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2023
    01/03/2012* to 12/31/2012                                     $10.00           $10.27            77,251
    01/01/2013 to 12/31/2013                                      $10.27            $8.94           685,322
------------------------------------------------------------------------------------------------------------------
AST Bond Portfolio 2024
    01/02/2013* to 12/31/2013                                     $10.00            $8.64           347,529
------------------------------------------------------------------------------------------------------------------
AST Capital Growth Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.04           $12.23            88,371
    01/01/2010 to 12/31/2010                                      $12.23           $13.44           112,968
    01/01/2011 to 12/31/2011                                      $13.44           $12.71            48,818
    01/01/2012 to 12/31/2012                                      $12.71           $14.02            64,061
    01/01/2013 to 12/31/2013                                      $14.02           $16.67            34,911
------------------------------------------------------------------------------------------------------------------
AST ClearBridge Dividend Growth Portfolio
 formerly, AST Clearbridge Dividend Growth Portfolio
    02/25/2013* to 12/31/2013                                     $10.00           $11.52                 0
------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers Realty Portfolio
    05/01/2009 to 12/31/2009                                       $9.61           $14.41             3,009
    01/01/2010 to 12/31/2010                                      $14.41           $17.98             2,762
    01/01/2011 to 12/31/2011                                      $17.98           $18.59             1,055
    01/01/2012 to 12/31/2012                                      $18.59           $20.78             1,973
    01/01/2013 to 12/31/2013                                      $20.78           $20.78               973
------------------------------------------------------------------------------------------------------------------
AST Defensive Asset Allocation Portfolio
    04/29/2013* to 12/31/2013                                     $10.00            $9.60                 0
------------------------------------------------------------------------------------------------------------------
AST Federated Aggressive Growth Portfolio
    05/01/2009 to 12/31/2009                                       $9.98           $12.90             3,606
    01/01/2010 to 12/31/2010                                      $12.90           $16.57             4,862
    01/01/2011 to 12/31/2011                                      $16.57           $13.96             5,255
    01/01/2012 to 12/31/2012                                      $13.96           $16.25             5,823
    01/01/2013 to 12/31/2013                                      $16.25           $22.19             4,781
------------------------------------------------------------------------------------------------------------------
AST FI Pyramis(R) Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.03           $11.89             9,882
    01/01/2010 to 12/31/2010                                      $11.89           $13.06            11,383
    01/01/2011 to 12/31/2011                                      $13.06           $12.35             6,047
    01/01/2012 to 12/31/2012                                      $12.35           $13.61             6,502
    01/01/2013 to 12/31/2013                                      $13.61           $15.73             1,090
------------------------------------------------------------------------------------------------------------------
AST First Trust Balanced Target Portfolio
    05/01/2009 to 12/31/2009                                      $10.01           $12.21            40,030
    01/01/2010 to 12/31/2010                                      $12.21           $13.54            69,693
    01/01/2011 to 12/31/2011                                      $13.54           $12.93            27,636
    01/01/2012 to 12/31/2012                                      $12.93           $13.87            29,060
    01/01/2013 to 12/31/2013                                      $13.87           $15.43            12,216
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Allocation Portfolio
    04/30/2012* to 12/31/2012                                     $10.00           $10.64            85,979
    01/01/2013 to 12/31/2013                                      $10.64           $12.85            61,658
------------------------------------------------------------------------------------------------------------------
AST Franklin Templeton Founding Funds Plus Portfolio
    04/29/2013* to 12/31/2013                                     $10.00           $10.71                 0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST Global Real Estate Portfolio
    05/01/2009 to 12/31/2009                                       $9.86           $13.84             5,212
    01/01/2010 to 12/31/2010                                      $13.84           $16.13             5,671
    01/01/2011 to 12/31/2011                                      $16.13           $14.85             2,697
    01/01/2012 to 12/31/2012                                      $14.85           $18.26             2,502
    01/01/2013 to 12/31/2013                                      $18.26           $18.47               757
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Concentrated Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.05           $12.75             5,300
    01/01/2010 to 12/31/2010                                      $12.75           $13.64             5,682
    01/01/2011 to 12/31/2011                                      $13.64           $12.70               564
    01/01/2012 to 12/31/2012                                      $12.70           $14.74             1,000
    01/01/2013 to 12/31/2013                                      $14.74           $18.54               549
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.12           $12.12             5,259
    01/01/2010 to 12/31/2010                                      $12.12           $13.27             4,461
    01/01/2011 to 12/31/2011                                      $13.27           $12.15             2,054
    01/01/2012 to 12/31/2012                                      $12.15           $14.10             2,577
    01/01/2013 to 12/31/2013                                      $14.10           $18.25             2,072
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                      $10.06           $13.39            10,087
    01/01/2010 to 12/31/2010                                      $13.39           $15.56            11,918
    01/01/2011 to 12/31/2011                                      $15.56           $14.64             5,719
    01/01/2012 to 12/31/2012                                      $14.64           $16.97             5,361
    01/01/2013 to 12/31/2013                                      $16.97           $21.75             3,788
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Multi-Asset Portfolio
 formerly, AST Horizon Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $11.78             8,173
    01/01/2010 to 12/31/2010                                      $11.78           $12.74            48,976
    01/01/2011 to 12/31/2011                                      $12.74           $12.29            29,103
    01/01/2012 to 12/31/2012                                      $12.29           $13.13            27,510
    01/01/2013 to 12/31/2013                                      $13.13           $13.98             3,763
------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                       $9.95           $12.67            11,393
    01/01/2010 to 12/31/2010                                      $12.67           $15.58            11,365
    01/01/2011 to 12/31/2011                                      $15.58           $15.30             2,764
    01/01/2012 to 12/31/2012                                      $15.30           $17.16             5,135
    01/01/2013 to 12/31/2013                                      $17.16           $23.09             1,883
------------------------------------------------------------------------------------------------------------------
AST Herndon Large-Cap Value Portfolio
 formerly, AST BlackRock Value Portfolio
    05/01/2009 to 12/31/2009                                      $10.10           $12.67             3,083
    01/01/2010 to 12/31/2010                                      $12.67           $13.81             2,749
    01/01/2011 to 12/31/2011                                      $13.81           $13.33             1,157
    01/01/2012 to 12/31/2012                                      $13.33           $14.65               912
    01/01/2013 to 12/31/2013                                      $14.65           $19.12               533
------------------------------------------------------------------------------------------------------------------
AST High Yield Portfolio
    05/01/2009 to 12/31/2009                                      $10.02           $12.43             5,092
    01/01/2010 to 12/31/2010                                      $12.43           $13.68            10,081
    01/01/2011 to 12/31/2011                                      $13.68           $13.68             2,509
    01/01/2012 to 12/31/2012                                      $13.68           $15.11             5,003
    01/01/2013 to 12/31/2013                                      $15.11           $15.70             4,092

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST International Growth Portfolio
    05/01/2009 to 12/31/2009                                  $10.14           $13.18             2,490
    01/01/2010 to 12/31/2010                                  $13.18           $14.63            11,291
    01/01/2011 to 12/31/2011                                  $14.63           $12.35             3,255
    01/01/2012 to 12/31/2012                                  $12.35           $14.42             4,810
    01/01/2013 to 12/31/2013                                  $14.42           $16.64             2,931
--------------------------------------------------------------------------------------------------------------
AST International Value Portfolio
    05/01/2009 to 12/31/2009                                  $10.12           $13.01             2,413
    01/01/2010 to 12/31/2010                                  $13.01           $14.02             2,501
    01/01/2011 to 12/31/2011                                  $14.02           $11.88             1,271
    01/01/2012 to 12/31/2012                                  $11.88           $13.44             1,073
    01/01/2013 to 12/31/2013                                  $13.44           $15.57               345
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Global Thematic Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $12.17            20,236
    01/01/2010 to 12/31/2010                                  $12.17           $13.42            32,414
    01/01/2011 to 12/31/2011                                  $13.42           $12.94            14,505
    01/01/2012 to 12/31/2012                                  $12.94           $14.25            12,999
    01/01/2013 to 12/31/2013                                  $14.25           $16.07             2,443
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan International Equity Portfolio
 formerly, AST JPMorgan International Equity Portfolio
    05/01/2009 to 12/31/2009                                  $10.13           $13.50             6,659
    01/01/2010 to 12/31/2010                                  $13.50           $14.02            15,984
    01/01/2011 to 12/31/2011                                  $14.02           $12.35             3,646
    01/01/2012 to 12/31/2012                                  $12.35           $14.60             4,897
    01/01/2013 to 12/31/2013                                  $14.60           $16.33             2,837
--------------------------------------------------------------------------------------------------------------
AST J.P. Morgan Strategic Opportunities Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $11.59            20,757
    01/01/2010 to 12/31/2010                                  $11.59           $12.06            27,863
    01/01/2011 to 12/31/2011                                  $12.06           $11.72            14,468
    01/01/2012 to 12/31/2012                                  $11.72           $12.58            14,931
    01/01/2013 to 12/31/2013                                  $12.58           $13.54             3,132
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Growth Portfolio
    11/16/2009* to 12/31/2009                                 $10.08           $10.27                 0
    01/01/2010 to 12/31/2010                                  $10.27           $11.09               692
    01/01/2011 to 12/31/2011                                  $11.09           $10.82               502
    01/01/2012 to 12/31/2012                                  $10.82           $12.08             5,202
    01/01/2013 to 12/31/2013                                  $12.08           $15.99             3,955
--------------------------------------------------------------------------------------------------------------
AST Jennison Large-Cap Value Portfolio
    11/16/2009* to 12/31/2009                                 $10.14           $10.28                 0
    01/01/2010 to 12/31/2010                                  $10.28           $11.34               916
    01/01/2011 to 12/31/2011                                  $11.34           $10.34               252
    01/01/2012 to 12/31/2012                                  $10.34           $11.36               289
    01/01/2013 to 12/31/2013                                  $11.36           $14.47               201
--------------------------------------------------------------------------------------------------------------
AST Large-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                  $10.06           $12.65               573
    01/01/2010 to 12/31/2010                                  $12.65           $13.88            14,237
    01/01/2011 to 12/31/2011                                  $13.88           $12.89             2,571
    01/01/2012 to 12/31/2012                                  $12.89           $14.61             3,452
    01/01/2013 to 12/31/2013                                  $14.61           $19.81             2,533

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST Loomis Sayles Large-Cap Growth Portfolio
 formerly, AST Marsico Capital Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.01           $12.63            10,541
    01/01/2010 to 12/31/2010                              $12.63           $14.66            10,205
    01/01/2011 to 12/31/2011                              $14.66           $14.09             6,178
    01/01/2012 to 12/31/2012                              $14.09           $15.33             5,047
    01/01/2013 to 12/31/2013                              $15.33           $20.31             4,771
----------------------------------------------------------------------------------------------------------
AST Lord Abbett Core Fixed Income Portfolio
    05/01/2009 to 12/31/2009                              $10.03           $12.00             1,494
    01/01/2010 to 12/31/2010                              $12.00           $13.20             5,460
    01/01/2011 to 12/31/2011                              $13.20           $14.10             3,371
    01/01/2012 to 12/31/2012                              $14.10           $14.48             3,340
    01/01/2013 to 12/31/2013                              $14.48           $13.76               550
----------------------------------------------------------------------------------------------------------
AST MFS Global Equity Portfolio
    05/01/2009 to 12/31/2009                              $10.07           $13.28             9,929
    01/01/2010 to 12/31/2010                              $13.28           $14.42             7,763
    01/01/2011 to 12/31/2011                              $14.42           $13.54             3,117
    01/01/2012 to 12/31/2012                              $13.54           $16.16             6,301
    01/01/2013 to 12/31/2013                              $16.16           $20.00             2,669
----------------------------------------------------------------------------------------------------------
AST MFS Growth Portfolio
    05/01/2009 to 12/31/2009                              $10.03           $12.07            12,013
    01/01/2010 to 12/31/2010                              $12.07           $13.20            19,094
    01/01/2011 to 12/31/2011                              $13.20           $12.72             5,650
    01/01/2012 to 12/31/2012                              $12.72           $14.44            12,520
    01/01/2013 to 12/31/2013                              $14.44           $19.14             7,446
----------------------------------------------------------------------------------------------------------
AST MFS Large-Cap Value Portfolio
    08/20/2012* to 12/31/2012                             $10.00           $10.14                 0
    01/01/2013 to 12/31/2013                              $10.14           $13.23                 0
----------------------------------------------------------------------------------------------------------
AST Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                               $9.99           $13.14            12,399
    01/01/2010 to 12/31/2010                              $13.14           $15.75             8,558
    01/01/2011 to 12/31/2011                              $15.75           $14.74             4,926
    01/01/2012 to 12/31/2012                              $14.74           $16.92             5,226
    01/01/2013 to 12/31/2013                              $16.92           $21.73             2,453
----------------------------------------------------------------------------------------------------------
AST Money Market Portfolio
    05/01/2009 to 12/31/2009                              $10.00            $9.80            61,155
    01/01/2010 to 12/31/2010                               $9.80            $9.50            66,807
    01/01/2011 to 12/31/2011                               $9.50            $9.22            22,753
    01/01/2012 to 12/31/2012                               $9.22            $8.94            21,654
    01/01/2013 to 12/31/2013                               $8.94            $8.66            38,219
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
    05/01/2009 to 12/31/2009                              $10.13           $13.62             1,324
    01/01/2010 to 12/31/2010                              $13.62           $16.31             2,199
    01/01/2011 to 12/31/2011                              $16.31           $15.42               751
    01/01/2012 to 12/31/2012                              $15.42           $17.51             4,345
    01/01/2013 to 12/31/2013                              $17.51           $24.10             3,593
----------------------------------------------------------------------------------------------------------
AST Neuberger Berman Core Bond Portfolio
    10/31/2011* to 12/31/2011                             $10.03           $10.05                 0
    01/01/2012 to 12/31/2012                              $10.05           $10.21               454
    01/01/2013 to 12/31/2013                              $10.21            $9.62                 0

                                                                                         Number of
                                                     Accumulation     Accumulation      Accumulation
                                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                      Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                             $9.98           $12.28             2,880
    01/01/2010 to 12/31/2010                            $12.28           $15.32            12,697
    01/01/2011 to 12/31/2011                            $15.32           $15.10             3,661
    01/01/2012 to 12/31/2012                            $15.10           $16.46            10,250
    01/01/2013 to 12/31/2013                            $16.46           $21.16             6,640
--------------------------------------------------------------------------------------------------------
AST Neuberger Berman Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                             $9.93           $11.99             1,364
    01/01/2010 to 12/31/2010                            $11.99           $13.98            13,027
    01/01/2011 to 04/29/2011                            $13.98           $15.60                 0
--------------------------------------------------------------------------------------------------------
AST New Discovery Asset Allocation Portfolio
    04/30/2012* to 12/31/2012                           $10.00           $10.22            17,403
    01/01/2013 to 12/31/2013                            $10.22           $11.79            12,005
--------------------------------------------------------------------------------------------------------
AST Parametric Emerging Markets Equity Portfolio
    05/01/2009 to 12/31/2009                            $10.05           $14.70               544
    01/01/2010 to 12/31/2010                            $14.70           $17.42             8,655
    01/01/2011 to 12/31/2011                            $17.42           $13.47             3,004
    01/01/2012 to 12/31/2012                            $13.47           $15.40             3,488
    01/01/2013 to 12/31/2013                            $15.40           $14.96               966
--------------------------------------------------------------------------------------------------------
AST PIMCO Limited Maturity Bond Portfolio
    05/01/2009 to 12/31/2009                             $9.99           $10.41            10,719
    01/01/2010 to 12/31/2010                            $10.41           $10.49             8,917
    01/01/2011 to 12/31/2011                            $10.49           $10.40             3,150
    01/01/2012 to 12/31/2012                            $10.40           $10.55             3,391
    01/01/2013 to 12/31/2013                            $10.55           $10.01               590
--------------------------------------------------------------------------------------------------------
AST PIMCO Total Return Bond Portfolio
    05/01/2009 to 12/31/2009                             $9.98           $10.98           109,219
    01/01/2010 to 12/31/2010                            $10.98           $11.46           174,087
    01/01/2011 to 12/31/2011                            $11.46           $11.47            92,726
    01/01/2012 to 12/31/2012                            $11.47           $12.15            96,820
    01/01/2013 to 12/31/2013                            $12.15           $11.57            35,919
--------------------------------------------------------------------------------------------------------
AST Preservation Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                            $10.02           $11.53           117,847
    01/01/2010 to 12/31/2010                            $11.53           $12.36           141,279
    01/01/2011 to 12/31/2011                            $12.36           $12.10            76,596
    01/01/2012 to 12/31/2012                            $12.10           $12.95            76,027
    01/01/2013 to 12/31/2013                            $12.95           $13.71            18,950
--------------------------------------------------------------------------------------------------------
AST Prudential Core Bond Portfolio
    10/31/2011* to 12/31/2011                           $10.02           $10.05               193
    01/01/2012 to 12/31/2012                            $10.05           $10.43                85
    01/01/2013 to 12/31/2013                            $10.43            $9.88                 0
--------------------------------------------------------------------------------------------------------
AST Prudential Growth Allocation Portfolio
 formerly, AST First Trust Capital Appreciation
 Target Portfolio
    05/01/2009 to 12/31/2009                             $9.98           $12.07            33,032
    01/01/2010 to 12/31/2010                            $12.07           $13.93            76,341
    01/01/2011 to 12/31/2011                            $13.93           $12.67            31,690
    01/01/2012 to 12/31/2012                            $12.67           $13.87            41,291
    01/01/2013 to 12/31/2013                            $13.87           $15.74            17,345

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST QMA US Equity Alpha Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.72                56
    01/01/2010 to 12/31/2010                                  $12.72           $14.19               312
    01/01/2011 to 12/31/2011                                  $14.19           $14.23               118
    01/01/2012 to 12/31/2012                                  $14.23           $16.39                83
    01/01/2013 to 12/31/2013                                  $16.39           $21.05                34
--------------------------------------------------------------------------------------------------------------
AST Quantitative Modeling Portfolio
    05/02/2011* to 12/31/2011                                 $10.00            $8.81                 0
    01/01/2012 to 12/31/2012                                   $8.81            $9.67                 0
    01/01/2013 to 12/31/2013                                   $9.67           $11.47                 0
--------------------------------------------------------------------------------------------------------------
AST RCM World Trends Portfolio
 formerly, AST CLS Moderate Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $11.86            24,557
    01/01/2010 to 12/31/2010                                  $11.86           $12.87            39,827
    01/01/2011 to 12/31/2011                                  $12.87           $12.25            16,831
    01/01/2012 to 12/31/2012                                  $12.25           $13.09            20,040
    01/01/2013 to 12/31/2013                                  $13.09           $14.27             5,148
--------------------------------------------------------------------------------------------------------------
AST Schroders Global Tactical Portfolio
    05/01/2009 to 12/31/2009                                  $10.05           $12.26             8,395
    01/01/2010 to 12/31/2010                                  $12.26           $13.59            20,779
    01/01/2011 to 12/31/2011                                  $13.59           $12.86             9,445
    01/01/2012 to 12/31/2012                                  $12.86           $14.45            11,058
    01/01/2013 to 12/31/2013                                  $14.45           $16.54             4,145
--------------------------------------------------------------------------------------------------------------
AST Schroders Multi-Asset World Strategies Portfolio
    05/01/2009 to 12/31/2009                                  $10.08           $12.30            20,952
    01/01/2010 to 12/31/2010                                  $12.30           $13.34            37,585
    01/01/2011 to 12/31/2011                                  $13.34           $12.49            18,344
    01/01/2012 to 12/31/2012                                  $12.49           $13.46            17,149
    01/01/2013 to 12/31/2013                                  $13.46           $14.93             6,711
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $10.01           $13.05             1,009
    01/01/2010 to 12/31/2010                                  $13.05           $17.25             4,684
    01/01/2011 to 12/31/2011                                  $17.25           $16.57             1,545
    01/01/2012 to 12/31/2012                                  $16.57           $18.01             4,955
    01/01/2013 to 12/31/2013                                  $18.01           $23.61             3,505
--------------------------------------------------------------------------------------------------------------
AST Small-Cap Value Portfolio
    05/01/2009 to 12/31/2009                                   $9.98           $12.85               758
    01/01/2010 to 12/31/2010                                  $12.85           $15.70             9,508
    01/01/2011 to 12/31/2011                                  $15.70           $14.31             2,394
    01/01/2012 to 12/31/2012                                  $14.31           $16.40             3,290
    01/01/2013 to 12/31/2013                                  $16.40           $21.84             2,171
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Asset Allocation Portfolio
    05/01/2009 to 12/31/2009                                  $10.04           $12.06            43,885
    01/01/2010 to 12/31/2010                                  $12.06           $13.05            45,724
    01/01/2011 to 12/31/2011                                  $13.05           $12.90            20,735
    01/01/2012 to 12/31/2012                                  $12.90           $14.19            29,389
    01/01/2013 to 12/31/2013                                  $14.19           $16.08            15,266
--------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Equity Income Portfolio
    05/01/2009 to 12/31/2009                                  $10.10           $12.82               240
    01/01/2010 to 12/31/2010                                  $12.82           $14.07               187
    01/01/2011 to 12/31/2011                                  $14.07           $13.42             1,337
    01/01/2012 to 12/31/2012                                  $13.42           $15.25               120
    01/01/2013 to 12/31/2013                                  $15.25           $19.18               429

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Large-Cap Growth Portfolio
    05/01/2009 to 12/31/2009                                  $9.99           $13.07             5,649
    01/01/2010 to 12/31/2010                                 $13.07           $14.68            16,473
    01/01/2011 to 12/31/2011                                 $14.68           $13.99             4,943
    01/01/2012 to 12/31/2012                                 $13.99           $15.95             7,580
    01/01/2013 to 12/31/2013                                 $15.95           $22.27             3,641
-------------------------------------------------------------------------------------------------------------
AST T. Rowe Price Natural Resources Portfolio
    05/01/2009 to 12/31/2009                                 $10.30           $13.66            22,188
    01/01/2010 to 12/31/2010                                 $13.66           $15.96            33,585
    01/01/2011 to 12/31/2011                                 $15.96           $13.16            12,364
    01/01/2012 to 12/31/2012                                 $13.16           $13.22            17,404
    01/01/2013 to 12/31/2013                                 $13.22           $14.79             7,649
-------------------------------------------------------------------------------------------------------------
AST Templeton Global Bond Portfolio
 formerly, AST T. Rowe Price Global Bond Portfolio
    05/01/2009 to 12/31/2009                                 $10.02           $11.03             7,216
    01/01/2010 to 12/31/2010                                 $11.03           $11.31            13,161
    01/01/2011 to 12/31/2011                                 $11.31           $11.42             8,552
    01/01/2012 to 12/31/2012                                 $11.42           $11.65             8,562
    01/01/2013 to 12/31/2013                                 $11.65           $10.87               953
-------------------------------------------------------------------------------------------------------------
AST Wellington Management Hedged Equity Portfolio
    05/01/2009 to 12/31/2009                                 $10.06           $12.68            35,658
    01/01/2010 to 12/31/2010                                 $12.68           $14.09            29,905
    01/01/2011 to 12/31/2011                                 $14.09           $13.19             9,998
    01/01/2012 to 12/31/2012                                 $13.19           $14.19            18,422
    01/01/2013 to 12/31/2013                                 $14.19           $16.58            11,668
-------------------------------------------------------------------------------------------------------------
AST Western Asset Core Plus Bond Portfolio
    05/01/2009 to 12/31/2009                                  $9.99           $10.68               608
    01/01/2010 to 12/31/2010                                 $10.68           $11.17             8,009
    01/01/2011 to 12/31/2011                                 $11.17           $11.48             2,004
    01/01/2012 to 12/31/2012                                 $11.48           $12.00             4,104
    01/01/2013 to 12/31/2013                                 $12.00           $11.46             1,345
-------------------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund
    05/01/2009 to 12/31/2009                                 $10.04           $12.55                 0
    01/01/2010 to 07/16/2010                                 $12.55           $12.19                 0
-------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund
    05/01/2009 to 12/31/2009                                 $10.05           $12.65                96
    01/01/2010 to 07/16/2010                                 $12.65           $11.93                 0
-------------------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund
    05/01/2009 to 12/31/2009                                  $9.89           $12.76               471
    01/01/2010 to 07/16/2010                                 $12.76           $11.82                 0
-------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four Portfolio
    05/01/2009 to 12/31/2009                                 $10.10           $13.19                 0
    01/01/2010 to 12/31/2010                                 $13.19           $15.21               400
    01/01/2011 to 12/31/2011                                 $15.21           $13.14               113
    01/01/2012 to 12/31/2012                                 $13.14           $14.50               127
    01/01/2013 to 12/31/2013                                 $14.50           $18.43                 0
-------------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Founding Funds Allocation Fund
    05/01/2009 to 12/31/2009                                 $10.07           $12.74            43,424
    01/01/2010 to 12/31/2010                                 $12.74           $13.62           109,519
    01/01/2011 to 12/31/2011                                 $13.62           $12.98            50,893
    01/01/2012 to 09/21/2012                                 $12.98           $14.39                 0

                                                                                                 Number of
                                                             Accumulation     Accumulation      Accumulation
                                                             Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                              Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio
    05/01/2009 to 12/31/2009                                    $10.06           $14.39              685
    01/01/2010 to 12/31/2010                                    $14.39           $15.31            1,333
    01/01/2011 to 12/31/2011                                    $15.31           $13.73              657
    01/01/2012 to 12/31/2012                                    $13.73           $16.69              812
    01/01/2013 to 12/31/2013                                    $16.69           $18.50               52
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Capital Development Fund - Series I
    04/29/2011* to 12/31/2011                                   $10.03            $8.09              380
    01/01/2012 to 04/27/2012                                     $8.09            $9.13                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund - Series I
    04/29/2011* to 12/31/2011                                    $9.99            $9.03              981
    01/01/2012 to 12/31/2012                                     $9.03           $10.40            1,301
    01/01/2013 to 12/31/2013                                    $10.40           $13.21              478
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Dynamics Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.04           $13.06              637
    01/01/2010 to 12/31/2010                                    $13.06           $15.68              576
    01/01/2011 to 04/29/2011                                    $15.68           $17.38                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Financial Services Fund - Series I
    05/01/2009 to 12/31/2009                                    $10.00           $13.90            2,477
    01/01/2010 to 12/31/2010                                    $13.90           $14.86            1,798
    01/01/2011 to 04/29/2011                                    $14.86           $15.61                0
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care Fund - Series I
    05/01/2009 to 12/31/2009                                     $9.95           $12.67              410
    01/01/2010 to 12/31/2010                                    $12.67           $12.93            1,135
    01/01/2011 to 12/31/2011                                    $12.93           $13.03              509
    01/01/2012 to 12/31/2012                                    $13.03           $15.28              646
    01/01/2013 to 12/31/2013                                    $15.28           $20.81               58
----------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio, Series I
 formerly, Invesco Van Kampen V.I. Mid Cap Growth Fund -
 Series I
    04/27/2012* to 12/31/2012                                   $10.05            $9.67              486
    01/01/2013 to 12/31/2013                                     $9.67           $12.85              147
----------------------------------------------------------------------------------------------------------------
NVIT Developing Markets Fund
    05/01/2009 to 12/31/2009                                    $10.12           $14.41            3,106
    01/01/2010 to 12/31/2010                                    $14.41           $16.23            2,867
    01/01/2011 to 12/31/2011                                    $16.23           $12.21              701
    01/01/2012 to 12/31/2012                                    $12.21           $13.82              674
    01/01/2013 to 12/31/2013                                    $13.82           $13.40               15
----------------------------------------------------------------------------------------------------------------
ProFund VP Asia 30
    05/01/2009 to 12/31/2009                                    $10.20           $13.92                0
    01/01/2010 to 12/31/2010                                    $13.92           $15.37                0
    01/01/2011 to 12/31/2011                                    $15.37           $10.88                0
    01/01/2012 to 12/31/2012                                    $10.88           $12.18                0
    01/01/2013 to 12/31/2013                                    $12.18           $13.58                0
----------------------------------------------------------------------------------------------------------------
ProFund VP Banks
    05/01/2009 to 12/31/2009                                     $9.77           $12.43                0
    01/01/2010 to 12/31/2010                                    $12.43           $13.05                0
    01/01/2011 to 12/31/2011                                    $13.05            $9.27                0
    01/01/2012 to 12/31/2012                                     $9.27           $11.99                0
    01/01/2013 to 12/31/2013                                    $11.99           $15.51                0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Basic Materials
    05/01/2009 to 12/31/2009               $10.15           $14.20              347
    01/01/2010 to 12/31/2010               $14.20           $17.86              463
    01/01/2011 to 12/31/2011               $17.86           $14.52                0
    01/01/2012 to 12/31/2012               $14.52           $15.27                0
    01/01/2013 to 12/31/2013               $15.27           $17.53                0
-------------------------------------------------------------------------------------------
ProFund VP Bear
    05/01/2009 to 12/31/2009                $9.94            $7.28            1,686
    01/01/2010 to 12/31/2010                $7.28            $5.80            7,621
    01/01/2011 to 12/31/2011                $5.80            $5.13            1,565
    01/01/2012 to 12/31/2012                $5.13            $4.14            1,206
    01/01/2013 to 12/31/2013                $4.14            $2.95                0
-------------------------------------------------------------------------------------------
ProFund VP Bull
    05/01/2009 to 12/31/2009               $10.05           $12.58                0
    01/01/2010 to 12/31/2010               $12.58           $13.74                0
    01/01/2011 to 12/31/2011               $13.74           $13.32                0
    01/01/2012 to 12/31/2012               $13.32           $14.70                0
    01/01/2013 to 12/31/2013               $14.70           $18.50                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Goods Portfolio
    05/01/2009 to 12/31/2009               $10.03           $12.49                0
    01/01/2010 to 12/31/2010               $12.49           $14.21              391
    01/01/2011 to 12/31/2011               $14.21           $14.73                0
    01/01/2012 to 12/31/2012               $14.73           $15.83                0
    01/01/2013 to 12/31/2013               $15.83           $19.72                0
-------------------------------------------------------------------------------------------
ProFund VP Consumer Services
    05/01/2009 to 12/31/2009                $9.95           $12.22                0
    01/01/2010 to 12/31/2010               $12.22           $14.39              399
    01/01/2011 to 12/31/2011               $14.39           $14.72                0
    01/01/2012 to 12/31/2012               $14.72           $17.42                0
    01/01/2013 to 12/31/2013               $17.42           $23.62                0
-------------------------------------------------------------------------------------------
ProFund VP Europe 30
    05/01/2009 to 12/31/2009               $10.15           $13.55                0
    01/01/2010 to 12/31/2010               $13.55           $13.48                0
    01/01/2011 to 12/31/2011               $13.48           $11.91                0
    01/01/2012 to 12/31/2012               $11.91           $13.46                0
    01/01/2013 to 12/31/2013               $13.46           $15.87                0
-------------------------------------------------------------------------------------------
ProFund VP Financials
    05/01/2009 to 12/31/2009                $9.83           $12.79              834
    01/01/2010 to 12/31/2010               $12.79           $13.76              685
    01/01/2011 to 12/31/2011               $13.76           $11.50              115
    01/01/2012 to 12/31/2012               $11.50           $13.90              179
    01/01/2013 to 12/31/2013               $13.90           $17.80               20
-------------------------------------------------------------------------------------------
ProFund VP Health Care
    05/01/2009 to 12/31/2009                $9.98           $12.70                0
    01/01/2010 to 12/31/2010               $12.70           $12.66                0
    01/01/2011 to 12/31/2011               $12.66           $13.52                0
    01/01/2012 to 12/31/2012               $13.52           $15.39                0
    01/01/2013 to 12/31/2013               $15.39           $20.85                0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
ProFund VP Industrials
    05/01/2009 to 12/31/2009           $10.11           $12.70                0
    01/01/2010 to 12/31/2010           $12.70           $15.23                0
    01/01/2011 to 12/31/2011           $15.23           $14.50                0
    01/01/2012 to 12/31/2012           $14.50           $16.28                0
    01/01/2013 to 12/31/2013           $16.28           $21.82                0
---------------------------------------------------------------------------------------
ProFund VP Japan
    05/01/2009 to 12/31/2009           $10.22           $11.29                0
    01/01/2010 to 12/31/2010           $11.29           $10.23                0
    01/01/2011 to 12/31/2011           $10.23            $8.08                0
    01/01/2012 to 12/31/2012            $8.08            $9.63                0
    01/01/2013 to 12/31/2013            $9.63           $13.84                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Growth
    05/01/2009 to 12/31/2009           $10.07           $12.56                0
    01/01/2010 to 12/31/2010           $12.56           $13.78                0
    01/01/2011 to 12/31/2011           $13.78           $13.78                0
    01/01/2012 to 12/31/2012           $13.78           $15.06                0
    01/01/2013 to 12/31/2013           $15.06           $19.08                0
---------------------------------------------------------------------------------------
ProFund VP Large-Cap Value
    05/01/2009 to 12/31/2009           $10.03           $12.61            1,267
    01/01/2010 to 12/31/2010           $12.61           $13.81              699
    01/01/2011 to 12/31/2011           $13.81           $13.21               66
    01/01/2012 to 12/31/2012           $13.21           $14.79               87
    01/01/2013 to 12/31/2013           $14.79           $18.62                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Growth
    05/01/2009 to 12/31/2009            $9.99           $12.58            1,273
    01/01/2010 to 12/31/2010           $12.58           $15.66              702
    01/01/2011 to 12/31/2011           $15.66           $14.75               66
    01/01/2012 to 12/31/2012           $14.75           $16.50               88
    01/01/2013 to 12/31/2013           $16.50           $20.88                0
---------------------------------------------------------------------------------------
ProFund VP Mid-Cap Value
    05/01/2009 to 12/31/2009            $9.92           $12.68                0
    01/01/2010 to 12/31/2010           $12.68           $14.81                0
    01/01/2011 to 12/31/2011           $14.81           $13.80                0
    01/01/2012 to 12/31/2012           $13.80           $15.59                0
    01/01/2013 to 12/31/2013           $15.59           $19.98                0
---------------------------------------------------------------------------------------
ProFund VP NASDAQ-100
    05/01/2009 to 12/31/2009           $10.01           $12.96                0
    01/01/2010 to 12/31/2010           $12.96           $14.86                0
    01/01/2011 to 12/31/2011           $14.86           $14.62                0
    01/01/2012 to 12/31/2012           $14.62           $16.47                0
    01/01/2013 to 12/31/2013           $16.47           $21.45                0
---------------------------------------------------------------------------------------
ProFund VP Oil & Gas
    05/01/2009 to 12/31/2009           $10.30           $11.85              404
    01/01/2010 to 12/31/2010           $11.85           $13.53              340
    01/01/2011 to 12/31/2011           $13.53           $13.42              115
    01/01/2012 to 12/31/2012           $13.42           $13.38              133
    01/01/2013 to 12/31/2013           $13.38           $16.10               36

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
ProFund VP Pharmaceuticals
    05/01/2009 to 12/31/2009               $10.02           $13.00                0
    01/01/2010 to 12/31/2010               $13.00           $12.67                0
    01/01/2011 to 12/31/2011               $12.67           $14.26                0
    01/01/2012 to 12/31/2012               $14.26           $15.47                0
    01/01/2013 to 12/31/2013               $15.47           $19.74                0
-------------------------------------------------------------------------------------------
ProFund VP Precious Metals
    05/01/2009 to 12/31/2009               $10.01           $13.59                0
    01/01/2010 to 12/31/2010               $13.59           $17.51                0
    01/01/2011 to 12/31/2011               $17.51           $13.72                0
    01/01/2012 to 12/31/2012               $13.72           $11.36                0
    01/01/2013 to 12/31/2013               $11.36            $6.84                0
-------------------------------------------------------------------------------------------
ProFund VP Real Estate
    05/01/2009 to 12/31/2009                $9.62           $13.94                0
    01/01/2010 to 12/31/2010               $13.94           $16.85               40
    01/01/2011 to 12/31/2011               $16.85           $17.11                0
    01/01/2012 to 12/31/2012               $17.11           $19.44                0
    01/01/2013 to 12/31/2013               $19.44           $18.86                0
-------------------------------------------------------------------------------------------
ProFund VP Rising Rates Opportunity
    05/01/2009 to 12/31/2009               $10.11           $10.16            2,366
    01/01/2010 to 12/31/2010               $10.16            $8.27            7,909
    01/01/2011 to 12/31/2011                $8.27            $5.01            1,557
    01/01/2012 to 12/31/2012                $5.01            $4.52            1,288
    01/01/2013 to 12/31/2013                $4.52            $5.11               22
-------------------------------------------------------------------------------------------
ProFund VP Short NASDAQ-100
    05/01/2009 to 12/31/2009                $9.99            $7.05                0
    01/01/2010 to 12/31/2010                $7.05            $5.39                0
    01/01/2011 to 12/31/2011                $5.39            $4.68                0
    01/01/2012 to 12/31/2012                $4.68            $3.68                0
    01/01/2013 to 12/31/2013                $3.68            $2.52                0
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Growth
    05/01/2009 to 12/31/2009               $10.01           $12.50                0
    01/01/2010 to 12/31/2010               $12.50           $15.24               28
    01/01/2011 to 12/31/2011               $15.24           $14.96                0
    01/01/2012 to 12/31/2012               $14.96           $16.32                0
    01/01/2013 to 12/31/2013               $16.32           $22.21                0
-------------------------------------------------------------------------------------------
ProFund VP Small-Cap Value
    05/01/2009 to 12/31/2009                $9.96           $12.32            1,307
    01/01/2010 to 12/31/2010               $12.32           $14.59              721
    01/01/2011 to 12/31/2011               $14.59           $13.56               68
    01/01/2012 to 12/31/2012               $13.56           $15.27               90
    01/01/2013 to 12/31/2013               $15.27           $20.39                0
-------------------------------------------------------------------------------------------
ProFund VP Telecommunications
    05/01/2009 to 12/31/2009               $10.15           $10.95            1,469
    01/01/2010 to 12/31/2010               $10.95           $12.28              966
    01/01/2011 to 12/31/2011               $12.28           $12.13              120
    01/01/2012 to 12/31/2012               $12.13           $13.70              174
    01/01/2013 to 12/31/2013               $13.70           $14.89               14

                                                                                     Number of
                                                 Accumulation     Accumulation      Accumulation
                                                 Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                  Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------
ProFund VP U.S. Government Plus
    05/01/2009 to 12/31/2009                         $9.89            $8.85            1,341
    01/01/2010 to 12/31/2010                         $8.85            $9.44              156
    01/01/2011 to 12/31/2011                         $9.44           $13.14                0
    01/01/2012 to 12/31/2012                        $13.14           $12.86                0
    01/01/2013 to 12/31/2013                        $12.86           $10.09                0
----------------------------------------------------------------------------------------------------
ProFund VP UltraMid-Cap
    05/01/2009 to 12/31/2009                         $9.94           $15.92                0
    01/01/2010 to 12/31/2010                        $15.92           $23.11                0
    01/01/2011 to 12/31/2011                        $23.11           $19.35                0
    01/01/2012 to 12/31/2012                        $19.35           $24.85                0
    01/01/2013 to 12/31/2013                        $24.85           $41.10                0
----------------------------------------------------------------------------------------------------
ProFund VP Utilities
    05/01/2009 to 12/31/2009                        $10.23           $12.17              875
    01/01/2010 to 12/31/2010                        $12.17           $12.50              483
    01/01/2011 to 12/31/2011                        $12.50           $14.25               45
    01/01/2012 to 12/31/2012                        $14.25           $13.83               60
    01/01/2013 to 12/31/2013                        $13.83           $15.19                0
----------------------------------------------------------------------------------------------------
Prudential SP International Growth Portfolio
    05/01/2009 to 12/31/2009                        $10.14           $13.32                0
    01/01/2010 to 12/31/2010                        $13.32           $14.72                0
    01/01/2011 to 12/31/2011                        $14.72           $12.14                0
    01/01/2012 to 12/31/2012                        $12.14           $14.41                0
    01/01/2013 to 12/31/2013                        $14.41           $16.61                0
----------------------------------------------------------------------------------------------------
S&P Target 24 Portfolio
    05/01/2009 to 12/31/2009                        $10.00           $11.93                0
    01/01/2010 to 12/31/2010                        $11.93           $13.80              316
    01/01/2011 to 12/31/2011                        $13.80           $14.53               56
    01/01/2012 to 12/31/2012                        $14.53           $15.41               76
    01/01/2013 to 12/31/2013                        $15.41           $21.24                0
----------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio
    05/01/2009 to 12/31/2009                        $10.00           $12.22                0
    01/01/2010 to 12/31/2010                        $12.22           $14.12                0
    01/01/2011 to 12/31/2011                        $14.12           $13.46                0
    01/01/2012 to 12/31/2012                        $13.46           $14.75                0
    01/01/2013 to 12/31/2013                        $14.75           $19.41                0
----------------------------------------------------------------------------------------------------
The DOW DART 10 Portfolio
    05/01/2009 to 12/31/2009                        $10.14           $13.21                0
    01/01/2010 to 12/31/2010                        $13.21           $14.95              449
    01/01/2011 to 12/31/2011                        $14.95           $15.62               96
    01/01/2012 to 12/31/2012                        $15.62           $16.77              131
    01/01/2013 to 12/31/2013                        $16.77           $21.27                0
----------------------------------------------------------------------------------------------------
The DOW Target Dividend Portfolio
    05/01/2009 to 12/31/2009                        $10.05           $13.63                0
    01/01/2010 to 12/31/2010                        $13.63           $15.39                0
    01/01/2011 to 12/31/2011                        $15.39           $15.82                0
    01/01/2012 to 12/31/2012                        $15.82           $16.19                0
    01/01/2013 to 12/31/2013                        $16.19           $20.12                0
----------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income
    05/01/2009 to 12/31/2009                        $10.09           $12.19              329
    01/01/2010 to 07/16/2010                        $12.19           $11.63                0

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT International Equity Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.94           $14.34               0
    01/01/2011 to 12/31/2011                                         $14.34           $12.13               0
    01/01/2012 to 12/31/2012                                         $12.13           $13.37               0
    01/01/2013 to 12/31/2013                                         $13.37           $15.54               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Portfolio Share
 Class 2
    07/16/2010* to 12/31/2010                                        $11.63           $13.46             282
    01/01/2011 to 12/31/2011                                         $13.46           $12.77             122
    01/01/2012 to 12/31/2012                                         $12.77           $14.79             154
    01/01/2013 to 12/31/2013                                         $14.79           $18.68              45
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                        $11.82           $14.81               0
    01/01/2011 to 12/31/2011                                         $14.81           $13.59               0
    01/01/2012 to 12/31/2012                                         $13.59           $15.91               0
    01/01/2013 to 12/31/2013                                         $15.91           $21.63               0
---------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Portfolio Share
 Class 1
    07/16/2010* to 12/31/2010                                         $9.59           $12.17               0
    01/01/2011 to 12/31/2011                                         $12.17           $11.28               0
    01/01/2012 to 12/31/2012                                         $11.28           $11.83               0
    01/01/2013 to 12/31/2013                                         $11.83           $17.26               0



 *  Denotes the start date of these sub-accounts

              APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

 Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options. The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

 Growth   =      Account Value of variable     minus  purchase payments - proportional
              investment options plus Interim                   withdrawals
              Value of Fixed Allocations (no
                       MVA applies)

 Example with market increase
 Assume that the Owner has made no withdrawals and that the Account Value has been increasing due to positive market performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the "Growth" under the Annuity.

                    Growth                           =                       $75,000 - [$50,000 - $0]
                                                     =                       $25,000

                    Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                                     =                       $25,000 * 0.40
                                                     =                       $10,000

                    Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                                     =                       $85,000

 Examples with market decline
 Assume that the Owner has made no withdrawals and that the Account Value has been decreasing due to declines in market performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the "Growth" under the Annuity.

                    Growth                           =                       $45,000 - [$50,000 - $0]
                                                     =                       $-5,000

                    Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                                     NO BENEFIT IS PAYABLE

                    Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                                     =                       $50,000

 In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

 Example with market increase and withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 5 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $90,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $90,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

       Growth    =    $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                 =    $90,000 - [$50,000 - $10,000]
                 =    $90,000 - $40,000
                 =    $50,000


                            Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                                            =                            $50,000 * 0.40
                                                            =                            $20,000
                            Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                                            =                            $110,000

 Examples of Highest Anniversary Value Death Benefit Calculation
 The following are examples of how the Highest Anniversary Value Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

 Highest Anniversary Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                              =    $90,000 - $18,000
                              =    $72,000

 Basic Death Benefit          =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                              =    max [$80,000, $40,000]
                              =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Anniversary Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Anniversary Value plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Anniversary Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                              =    $80,000 + $15,000 - $6,786
                              =    $88,214

 Basic Death Benefit          =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $88,214.

 Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-Up Value                =    {(67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} * 1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the contract anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

 Roll-Up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000}]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 Examples of Highest Daily Value Death Benefit Calculation
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

               APPENDIX C - PLUS40 OPTIONAL LIFE INSURANCE RIDER

 Prudential Annuities' Plus40 Optional Life Insurance Rider was offered, in those States where approved, between November 18, 2002 for ASAP III,
 January 17, 2002 for ASL II and APEX II, and January 23, 2002 for XT6 and May 1, 2003. The description below of the Plus40 benefit applies to those Contract Owners who purchased an annuity during that time period and elected the Plus40 benefit.

 The life insurance coverage provided under the Plus40 Optional Life Insurance Rider ("Plus40 rider" or the "Rider") is supported by Prudential Annuities' general account and is not subject to, or registered as a security under, either the Securities Act of 1933 or the Investment Company Act of 1940. Information about the Plus40 rider is included as an Appendix to this Prospectus to help you understand the Rider and the relationship between the Rider and the value of your Annuity. It is also included because you can elect to pay for the Rider with taxable withdrawals from your Annuity. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness.

 The income tax-free life insurance payable to your Beneficiary(ies) under the Plus40 rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death, subject to certain adjustments, restrictions and limitations described below.

 ELIGIBILITY
 The Plus40 rider may be purchased as a rider on your Annuity. The Rider must cover those persons upon whose death the Annuity's death benefit becomes payable - the Annuity's owner or owners, or the Annuitant (in the case of an entity owned Annuity). If the Annuity has two Owners, the Rider's death benefit is payable upon the first death of such persons. If the Annuity is owned by an entity, the Rider's death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.

 The minimum allowable age to purchase the Plus40 rider is 40; the maximum allowable age is 75. If the Rider is purchased on two lives, both persons must meet the age eligibility requirements. The Plus40 rider is not available to purchasers who use their Annuity as a funding vehicle for a Tax Sheltered Annuity (or 403(b)) or as a funding vehicle for a qualified plan under
 Section 401 of the Internal Revenue Code ("Code").

  ADJUSTMENTS, RESTRICTIONS & LIMITATIONS
   . If you die during the first 24 months following the effective date of the Plus40 rider (generally, the Issue Date of your Annuity), the death benefit will be limited to the amount of any charges paid for the Rider while it was in effect. While we will return the charges you have paid during the applicable period as the death benefit, your Beneficiary(ies) will receive no additional life insurance benefit from the Plus40 rider if you die within 24 months of its effective date.

   . If you make a Purchase Payment within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Purchase Payment(s). If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on those purchase payments as an additional amount included in the death benefit under the Rider.

   . If we apply Credits to your Annuity based on purchase payments, such Credits are treated as Account Value for purposes of determining the death benefit payable under the Plus40 rider. However, if Credits were applied to purchase payments made within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Credits. If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on such Credits as an additional amount included in the death benefit under the Rider.

   . If you become terminally ill (as defined in the Rider) and elect to receive a portion of the Plus40 rider's death benefit under the Accelerated Death Benefit provision, the amount that will be payable under the Rider upon your death will be reduced. Please refer to the Accelerated Death Benefit provision described below.

   . If charges for the Plus40 rider are due and are unpaid as of the date the death benefit is being determined, such charges will be deducted from the amount paid to your Beneficiary(ies).

   . If the age of any person covered under the Plus40 rider is misstated, we will adjust any coverage under the Rider to conform to the facts. For example, if, due to the misstatement, we overcharged you for coverage under the Rider, we will add any additional charges paid to the amount payable to your Beneficiary(ies). If, due to the misstatement, we undercharged you for coverage under the Rider, we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

   . On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity's Issue Date on or immediately after the 95/th/ birthday), coverage will terminate. No charge will be made for an Owner following the expiry date. If there are two Owners, the expiry date applies separately to each Owner; therefore, coverage may continue for one Owner and terminate as to the other Owner.

 MAXIMUM BENEFIT
 The Plus40 rider is subject to a Maximum Death Benefit Amount based on the purchase payments applied to your Annuity. The Plus40 rider may also be subject to a Per Life Maximum Benefit that is based on all amounts paid under any annuity contract we issue to you under which you have elected the Plus40 rider or similar life insurance coverage.

   . The Maximum Death Benefit Amount is 100% of the purchase payments increasing at 5% per year following the date each Purchase Payment is applied to the Annuity until the date of death. If purchase payments are applied to the Annuity within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such purchase payments.

   . The Per Life Maximum Benefit applies to purchase payments applied to any such annuity contracts more than 24 months from the date of death that exceed $1,000,000. If you make purchase payments in excess of $1,000,000, we will reduce the aggregate death benefit payable under all Plus40 riders, or similar riders issued by us, based on the combined amount of purchase payments in excess of $1,000,000 multiplied by 40%. If the Per Life Maximum Benefit applies, we will reduce the amount payable under each applicable Plus40 rider on a pro-rata basis. If the Per Life Maximum Benefit applies upon your death, we will return any excess charges that you paid on the portion of your Account Value on which no benefit is payable. The Per Life Maximum Benefit does not limit the amount of purchase payments that you may apply to your Annuity.

 ACCELERATED DEATH BENEFIT PROVISION
 If you become terminally ill, you may request that a portion of the death benefit payable under the Plus40 rider be prepaid instead of being paid to your Beneficiary(ies) upon your death. Subject to our requirements and where allowed by law, we will make a one time, lump sum payment. Our requirements include proof satisfactory to us, in writing, of terminal illness after the Rider's Effective Date.

 The maximum we will pay, before any reduction, is the lesser of 50% of the Rider's death benefit or $100,000. If you elect to accelerate payment of a portion of the death benefit under the Plus40 rider, the amount of the remaining death benefit is reduced by the prepaid amount accumulating at an annualized interest rate of 6.0%. Eligibility for an accelerated payout of a portion of your Plus40 rider death benefit may be more restrictive than any Medically-Related Surrender provision that may be applicable to you under the Annuity.

 CHARGES FOR THE PLUS40 RIDER
 The Plus40 rider has a current charge and a guaranteed maximum charge. The current charge for the Plus40 rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity. The applicable percentages differ based on the attained age, last birthday of the Owner(s) or Annuitant (in the case of an entity owned Annuity) as of the date the charge is due. We reserve the right to change the current charge, at any time, subject to regulatory approval where required. If there are two Owners, we calculate the current charge that applies to each Owner individually and deduct the combined amount as the charge for the Rider. There is no charge based on a person's life after coverage expires as to that person. However, a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

                                        Percentage of
                          Attained Age  Account Value
                          ----------------------------
                           Age 40-75        .80%
                          ----------------------------
                           Age 76-80       1.60%
                          ----------------------------
                           Age 81-85       3.20%
                          ----------------------------
                           Age 86-90       4.80%
                          ----------------------------
                            Age 91         6.50%
                          ----------------------------
                            Age 92         7.50%
                          ----------------------------
                            Age 93         8.50%
                          ----------------------------
                            Age 94         9.50%
                          ----------------------------
                            Age 95         10.50%
                          ----------------------------

 The charge for the Plus40 rider may also be subject to a guaranteed maximum charge that will apply if the current charge, when applied to the Account Value, exceeds the guaranteed maximum charge. The guaranteed maximum charge is based on a charge per $1,000 of insurance.

 We determine the charge for the Rider annually, in arrears. We deduct the charge: (1) upon your death; (2) on each anniversary of the Issue Date; (3) on the date that you begin receiving annuity payments; (4) if you surrender your Annuity other than a Medically-Related Surrender; or (5) if you choose to terminate the Rider. If the Rider terminates for any of the preceding reasons on a date other than the anniversary of the Annuity's Issue Date, the charge will be prorated. During the first year after the Annuity's Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, the charge will be prorated from the last anniversary of the Issue Date.

 You can elect to pay the annual charge through a redemption from your Annuity's Account Value or through funds other than those within the Annuity. If you do not elect a method of payment, we will automatically deduct the annual charge from your Annuity's Account Value. The manner in which you elect to pay for the Rider may have tax implications.

   . If you elect to pay the charge through a redemption of your Annuity's Account Value, the withdrawal will be treated as a taxable distribution, and will generally be subject to ordinary income tax on the amount of any investment gain withdrawn. If you are under age 59 1/2, the distribution may also be subject to a 10% penalty on any gain withdrawn, in addition to ordinary income taxes. We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge.

   . If you elect to pay the charge through funds other than those from your Annuity, we require that payment be made electronically in U.S. currency through a U.S. financial institution. If you elect to pay the charge through electronic transfer of funds and payment has not been received within 31 days from the due date, we will deduct the charge as a redemption from your Annuity, as described above.

 TERMINATION
 You can terminate the Plus40 rider at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the Rider. The Plus40 rider will terminate automatically on the date your Account Value is applied to begin receiving annuity payments, on the date you surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date. We may also terminate the Plus40 rider, if necessary, to comply with our interpretation of the Code and applicable regulations. Once terminated, you may not reinstate your coverage under the Plus40 rider.

 CHANGES IN ANNUITY DESIGNATIONS
 Changes in ownership and annuitant designations under the Annuity may result in changes in eligibility and charges under the Plus40 rider. These changes may include termination of the Rider. Please refer to the Rider for specific details.

 SPOUSAL ASSUMPTION
 A spousal beneficiary may elect to assume ownership of the Annuity instead of taking the Annuity's Death Benefit. However, regardless of whether a spousal beneficiary assumes ownership of the Annuity, the death benefit under the Plus40 rider will be paid despite the fact that the Annuity will continue. The spousal beneficiary can apply the death benefit proceeds under the Plus40 rider to the Annuity as a new Purchase Payment, can purchase a new annuity contract or use the death benefit proceeds for any other purpose. Certain restrictions may apply to an Annuity that is used as a qualified investment. Spousal beneficiaries may also be eligible to purchase the Plus40 rider, in which case the Annuity's Account Value, as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.

 TAX CONSIDERATION
 The Plus40 rider was designed to qualify as a life insurance contract under the Code. As life insurance, under most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.

 If your Annuity is being used as an Individual Retirement Annuity (IRA), we consider the Plus40 rider to be outside of your IRA, since premium for the Rider is paid for either with funds outside of your Annuity or with withdrawals previously subject to tax and any applicable tax penalty.

 We believe payments under the accelerated payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free payments. To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally ill, or any other applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

        APPENDIX D - ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAM

 PROGRAM RULES
   . Prior to December 5, 2005, you could elect an asset allocation program where the Sub-accounts for each asset class in each model portfolio were designated based on an evaluation of available Sub-accounts. Effective December 5, 2005, you can no longer enroll in an asset allocation program, but you will be permitted to remain in the program if you enrolled prior to the date. These program Rules reflect how the asset allocation program will be administered as of December 5, 2005 for those Owners who have chosen to remain in their program. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

 HOW THE ASSET ALLOCATION PROGRAM WORKS
   . Amounts will automatically be allocated in accordance with the percentages and to Sub-accounts indicated for the model portfolio that you previously chose. If you allocate your Account Value or transfer your Account Value among any Sub-accounts that are outside of your model portfolio, we will allocate these amounts according to the allocation percentages of the applicable model portfolio upon the next rebalancing. You will not be permitted to change from one model portfolio to another. Upon each rebalance, 100% of your Account Value allocated to the variable Sub-accounts will be allocated to the asset allocation program. Any Account Value not invested in the Sub-accounts will not be part of the program.

   . Additional Purchase Payments: Unless otherwise requested, any additional purchase payments applied to the variable Sub-accounts in the Annuity will be allocated to the Sub-accounts according to the allocation percentages for the model portfolio you chose. Allocation of additional purchase payments outside of your model portfolio but into a Sub-account will be reallocated according to the allocation percentages of the applicable model portfolio upon the next rebalancing.

   . Rebalancing Your Model Portfolio: Changes in the value of the Sub-account will cause your Account Value allocated to the Sub-accounts to vary from the percentage allocations of the model portfolio you select. By selecting the asset allocation program, you have directed us to periodically (e.g., quarterly) rebalance your Account Value allocated to the Sub-accounts in accordance with the percentage allocations assigned to each Sub-account within your model portfolio at the time you elected the program or had later been modified with your consent. Some asset allocation programs will only require that a rebalancing occur when the percent of your Account Value allocated to the Sub-accounts are outside of the acceptable range permitted under such asset allocation program. Note - Any Account Value not invested in the Sub-accounts will not be affected by any rebalance.

   . Sub-account Changes Within the Model Portfolios: From time to time there may be a change in a Sub-account within your model portfolio. Unless directed by you or your Financial Professional to reallocate to the new Sub-account, rebalancing will continue in accordance with your unchanged model portfolio, unless the Sub-account is no longer available under your Annuity. If the Sub-account is no longer available we will notify you. If you do not consent to the new Sub-account, your lack of consent will be deemed a request to terminate the asset allocation program and the provisions under "Termination or Modification of the Asset Allocation Program" will apply.

   . Owner Changes in Choice of Model Portfolio: You may not change from the model portfolio that you have elected to any other model portfolio.

 TERMINATION OR MODIFICATION OF THE ASSET ALLOCATION PROGRAM:
   . You may request to terminate your asset allocation program at any time. Once you terminate your asset allocation program, you will not be permitted to re-enroll in the program. Any termination will be effective on the date that Prudential Annuities receives your termination request in good order. If you are enrolled in certain optional benefits, termination of your asset allocation program must coincide with (i) the enrollment in a then currently available and approved asset allocation program or other approved option, or (ii) the allocation of your entire account value to the then required investment option(s) available with these benefits. However, if you are enrolled in certain optional benefits, you may terminate the benefit in order to then terminate your asset allocation program. Prudential Annuities reserves the right to terminate or modify the asset allocation program at any time.

 RESTRICTIONS ON ELECTING THE ASSET ALLOCATION:
   . You cannot participate in auto-rebalancing or a DCA program while enrolled in an asset allocation program and Systematic Withdrawals can only be made as flat dollar amounts.

 APPENDIX E - DESCRIPTION AND CALCULATION OF PREVIOUSLY OFFERED OPTIONAL DEATH
           BENEFITS (THIS APPLIES SOLELY TO APEX II, ASL II AND XT6)

 If you purchased your Annuity before November 18, 2002 and were not a resident of the State of New York, the following optional death benefits were offered:

 ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT
 The Enhanced Beneficiary Protection Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.

 The Enhanced Beneficiary Protection Optional Death Benefit provides a benefit that is payable in addition to the basic Death Benefit. If the Annuity has one Owner, the Owner must be age 75 or less at the time the benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 75 or less. If the Annuity is owned by an entity, the Annuitant must be age 75 or less.

 Calculation of Enhanced Beneficiary Protection Optional Death Benefit
 If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

 1. the basic Death Benefit described above
    PLUS
 2. 50% of the "Death Benefit Amount" less purchase payments reduced by proportional withdrawals.

 "Death Benefit Amount" includes your Account Value and any amounts added to your Account Value under the Annuity's basic Death Benefit when the Death Benefit is calculated. Under the basic Death Benefit, amounts are added to your Account Value when the Account Value is less than purchase payments minus proportional withdrawals.

 "Proportional Withdrawals" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn.

      The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.

 The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 50% of all purchase payments applied to the Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.

 Please refer to the section entitled "Tax Considerations" for a discussion of special tax considerations for purchasers of this benefit.

 NOTE: You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death Benefit.

 Guaranteed Minimum Death Benefit
 If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.

 Key Terms Used with the Guaranteed Minimum Death Benefit

   . The Death Benefit Target Date is the contract anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.
   . The Highest Anniversary Value equals the highest of all previous "Anniversary Values" on or before the earlier of the Owner's date of death and the "Death Benefit Target Date".
   . The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all purchase payments on or after such anniversary less the sum of all "Proportional Reductions" since such anniversary.
   . A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by purchase payments increasing at the appropriate interest rate by 20%.

 Calculation of Guaranteed Minimum Death Benefit
 The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

 If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

 1. the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing "due proof of death"; and

 2. the sum of all purchase payments minus the sum of all Proportional Reductions, each increasing daily until the Owner's date of death at a rate of 5.0%, subject to a limit of 200% of the difference between the sum of all purchase payments and the sum of all withdrawals as of the Owner's date of death; and

 3. the "Highest Anniversary Value" on or immediately preceding the Owner's date of death.

 The amount determined by this calculation is increased by any purchase payments received after the Owner's date of death and decreased by any Proportional Reductions since such date. The amount calculated in Items 1 & 3 above may be reduced by any Credits under certain circumstances.

 If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

 1. the Account Value as of the date we receive in writing "due proof of death" (an MVA may be applicable to amounts in any Fixed Allocations); and

 2. the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all Proportional Reductions since the Death Benefit Target Date.

 The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.

 Annuities with Joint Owners
 For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.

 Annuities owned by Entities
 For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

 Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
 You can terminate the Enhanced Beneficiary Protection Optional Death Benefit and the Guaranteed Minimum Death Benefit at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the benefit. Both optional Death Benefits will terminate automatically on the Annuity Date. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.

 What are the Charges for the Optional Death Benefits?
 We deduct a charge from your Account Value if you elect to purchase either optional Death Benefit. The Enhanced Beneficiary Protection Death Benefit costs 0.25% of Account Value. The Guaranteed Minimum Death Benefit costs 0.30% of the current Death Benefit. The charges for these death benefits are deducted in arrears each Annuity Year. No charge applies after the Annuity Date. We deduct the charge:

 1. on each anniversary of the Issue Date;

 2. when Account Value is transferred to our general account prior to the Annuity Date;

 3. if you surrender your Annuity; and

 4. if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)

 If you surrender the Annuity, elect to begin receiving annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.

 We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity's Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 ADDITIONAL CALCULATIONS

 Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

      NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.

 Example with market increase
 Assume that the Owner's Account Value has been increasing due to positive market performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 50% of the "Death Benefit Amount" less purchase payments reduced by proportional withdrawals.

           Purchase payments               =           $50,000
           Account Value                   =           $75,000
           Basic Death Benefit             =           $75,000
           Death Benefit Amount            =           $75,000 - $50,000 = $25,000

           Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
                                           =           $75,000 + $12,500 = $87,500

 Examples with market decline
 Assume that the Owner's Account Value has been decreasing due to declines in market performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS 50% of the "Death Benefit Amount" less purchase payments reduced by proportional withdrawals.

              Purchase payments                =             $50,000
              Account Value                    =             $40,000
              Basic Death Benefit              =             $50,000
              Death Benefit Amount             =             $50,000 - $50,000 = $0

              Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
                                               =             $50,000 + $0 = $50,000

 In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.

 Examples of Guaranteed Minimum Death Benefit Calculation
 The following are examples of how the Guaranteed Minimum Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner's death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.

      NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.

 Example of market increase
 Assume that the Owner's Account Value has generally been increasing due to positive market performance. On the date we receive due proof of death, the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior purchase payments increased by 5.0% annually ($73,872.77).

 Example of market decrease
 Assume that the Owner's Account Value generally increased until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death, the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior purchase payments increased by 5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).

 Example of market increase followed by decrease
 Assume that the Owner's Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value is $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior purchase payments increased by 5.0% annually ($73,872.77).

     APPENDIX F - FORMULA UNDER HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT

 We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the formula that applies to your Annuity. However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the Annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\] / (1 - C\\t\\))}    T(greater than)0, Money moving from the Permitted
                                                            Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\] / (1 - C\\t\\))}    T(less than)0, Money moving from the Benefit Fixed Rate
                                                            Account to the Permitted Sub-accounts]

 Example:
 Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

 Target Value Calculation:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 Target Ratio:

                     r    =    (L - F) / V
                          =    (76,710.28 - 0) / 92,300.00
                          =    83.11%

 Since r (greater than) Cu ( because 83.11% (greater than) 83%) a transfer into the Benefit Fixed Rate Account occurs.

 T    =    {Min (V, [L - F - V * C\\t\\] / (1 - C\\t\\))}
      =    {Min (92,300.00, [76,710.28 - 0 - 92,300.00 * 0.80] / (1 - 0.80))}
      =    {Min (92,300.00,14,351.40)}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 Transfer Calculation:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate
 Account:

         If (F / (V + F) (greater than) .90) then T = F - (V + F) * .90

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F / (V + F) (less than)= .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min(MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                            Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),     Money is transferred from the Benefit Fixed Rate
                                                              Account to the Permitted Sub-accounts

                 Age 65 "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

        APPENDIX G - ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE
                             INSURANCE DEPARTMENT

                                     ASL II NY                     APEX II NY                     ASAP III NY
------------------------------------------------------------------------------------------------------------------------
Minimum Investment         $15,000                        $10,000                        $1,000
------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age          Annuitant 85;                  Annuitant 85                   Annuitant 85
                           Oldest Owner 85                Oldest Owner 85                Oldest Owner 80
------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales  None                           4 Years                        7 Years
 Charge Schedule                                          (7%, 6%, 5%, 4%)               (7%, 6%, 5%, 4%, 3%,
                                                          (Applied to purchase           2%, 1%) (Applied to
                                                          payments based on the          purchase payments based
                                                          inception date of the          on the inception date of the
                                                          Annuity)                       Annuity)

------------------------------------------------------------------------------------------------------------------------
Insurance Charge           1.65%                          1.65%                          0.65%
------------------------------------------------------------------------------------------------------------------------
Distribution Charge        N/A                            N/A                            0.60% annuity years 1-7
                                                                                         0.0% annuity years 8+
------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee     Lesser of $30 or 2% of         Lesser of $30 or 2% of         Lesser of $30 or 2% of
                           Account Value Waived for       Account Value Waived for       Account Value Waived for
                           Account Values exceeding       Account Values exceeding       Account Values exceeding
                           $100,000                       $100,000                       $100,000
------------------------------------------------------------------------------------------------------------------------
Transfer Fee               $10 after twenty in any        $10 after twenty in any        $10 after twenty in any
                           annuity year. May be           annuity year.                  annuity year. May be
                           increased to $15 after eight                                  increased to $15 after eight
                           in any annuity year                                           in any annuity year
------------------------------------------------------------------------------------------------------------------------
Contract Credit            No                             Yes. Effective for             Yes. Effective for
                                                          Contracts issued on or after   Contracts issued on or after
                                                          June 20, 2005. Generally       July 24, 2006. Generally
                                                          we apply a Loyalty Credit      we apply a Loyalty Credit
                                                          to your Annuity's Account      to your Annuity's Account
                                                          Value at the end of your       Value at the end of your
                                                          fifth contract year (i.e. on   fifth contract year (i.e. on
                                                          your fifth Contract            your fifth Contract
                                                          Anniversary). Currently        Anniversary). Currently
                                                          the Loyalty Credit is equal    the Loyalty Credit is equal
                                                          to 2.75% of total purchase     to 0.50% of total purchase
                                                          payments made during the       payments made during the
                                                          first four contract years      first four contract years
                                                          less the cumulative amount     less the cumulative amount
                                                          of withdrawals made            of withdrawals made
                                                          (including the deduction of    (including the deduction of
                                                          any CDSC amounts)              any CDSC amounts)
                                                          through the fifth Contract     through the fifth Contract
                                                          Anniversary                    Anniversary
------------------------------------------------------------------------------------------------------------------------
Fixed Allocation (If       Fixed Allocations Available    Fixed Allocations Available    Fixed Allocations Available
 available, early          (Currently offering            (Currently offering            (Currently offering
 withdrawals are subject   durations of: 5, 7, and 10     durations of: 5, 7, and 10     durations of: 2, 3, 5, 7, and
 to a Market Value         years) The MVA formula         years) The MVA formula         10 years) The MVA formula
 Adjustment) ("MVA")       for NY is [(1+I)/ (1+J)] N/    for NY is [(1+I)/ (1+J)] N/    for NY is [(1+I)/ (1+J)] N/
                           365 The MVA formula does       365 The MVA formula does       365 The MVA formula does
                           not apply during the 30 day    not apply during the 30 day    not apply during the 30 day
                           period immediately before      period immediately before      period immediately before
                           the end of the Guarantee       the end of the Guarantee       the end of the Guarantee
                           Period.                        Period.                        Period.
------------------------------------------------------------------------------------------------------------------------
Variable Investment        All options generally          All options generally          All options generally
 Options                   available except where         available except where         available except where
                           restrictions apply when        restrictions apply when        restrictions apply when
                           certain riders are             certain riders are             certain riders are
                           purchased. ProFund             purchased. ProFund             purchased. ProFund
                           Portfolios are restricted for  Portfolios are restricted for  Portfolios are restricted for
                           ASL II, ASAP III, and          ASL II, ASAP III, and          ASL II, ASAP III, and
                           XTra Credit SIX.               XTra Credit SIX.               XTra Credit SIX.
------------------------------------------------------------------------------------------------------------------------

                                XTra Credit SIX NY
---------------------------------------------------------
Minimum Investment         $10,000
---------------------------------------------------------
Maximum Issue Age          Annuitant 85
                           Oldest Owner 75
---------------------------------------------------------
Contingent Deferred Sales  10 Years
 Charge Schedule           (9%, 9%, 8%, 7%, 6%,
                           5%, 4%, 3%, 2%, 1%)
                           (Applied to purchase
                           payments based on the
                           inception date of the
                           Annuity)
---------------------------------------------------------
Insurance Charge           0.65%
---------------------------------------------------------
Distribution Charge        1.00% annuity years 1-10
                           0.00% annuity years 11+
---------------------------------------------------------
Annual Maintenance Fee     Lesser of $30 or 2% of
                           Account Value


---------------------------------------------------------
Transfer Fee               $10 after twenty in any
                           annuity year


---------------------------------------------------------
Contract Credit            Yes The amount of the
                           credit applied to a Purchase
                           Payment is based on the
                           year the Purchase Payment
                           is received, for the first 6
                           years of the contract.
                           Currently the credit
                           percentages for each year
                           starting with the first year
                           are: 6.50%, 5.00%, 4.00%,
                           3.00%, 2.00%, and 1.00%.








---------------------------------------------------------
Fixed Allocation (If       No
 available, early
 withdrawals are subject
 to a Market Value
 Adjustment) ("MVA")





---------------------------------------------------------
Variable Investment        All options generally
 Options                   available except where
                           restrictions apply when
                           certain riders are
                           purchased. ProFund
                           Portfolios are restricted for
                           ASL II, ASAP III, and
                           XTra Credit SIX.
---------------------------------------------------------

                                       ASL II NY                     APEX II NY                   ASAP III NY
------------------------------------------------------------------------------------------------------------------------
Basic Death Benefit           The greater of: purchase      The greater of: purchase      The greater of: purchase
                              payments less proportional    payments less proportional    payments less proportional
                              withdrawals or Account        withdrawals or Account        withdrawals or Account
                              Value (variable) plus         Value (variable) plus         Value (variable) plus
                              Interim Value (fixed). (No    Interim Value (fixed). (No    Interim Value (fixed). (No
                              MVA applied)                  MVA applied)                  MVA applied)


------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits       Highest Anniversary Value     HAV                           HAV
 (for an additional cost)/1/  (HAV)
------------------------------------------------------------------------------------------------------------------------
Optional Living Benefits      GRO Plus, GRO Plus 2008       GRO Plus, GRO Plus 2008       GRO Plus, GRO Plus 2008
 (for an additional cost)/2/  Guaranteed Minimum            GMWB, GMIB, Lifetime          GMWB, GMIB, Lifetime
                              Withdrawal Benefit,           Five, Spousal Lifetime        Five, Spousal Lifetime
                              (GMWB), Guaranteed            Five, Highest Daily           Five, Highest Daily
                              Minimum Income Benefit        Lifetime Five, Highest        Lifetime Five, Highest
                              (GMIB), Lifetime Five,        Daily Lifetime Seven,         Daily Lifetime Seven,
                              Spousal Lifetime Five,        Spousal Highest Daily         Spousal Highest Daily
                              Highest Daily Lifetime        Lifetime Seven, Highest       Lifetime Seven, Highest
                              Five, Highest Daily           Daily GRO, Highest Daily      Daily GRO, Highest Daily
                              Lifetime Seven, Spousal       Lifetime 7 Plus, Spousal      Lifetime 7 Plus and Spousal
                              Highest Daily Lifetime        Highest Daily Lifetime 7      Highest Daily Lifetime 7
                              Seven, Highest Daily GRO,     Plus, Highest Daily           Plus, Highest Daily
                              Highest Daily Lifetime 7      Lifetime 6 Plus, Spousal      Lifetime 6 Plus, Spousal
                              Plus, Spousal Highest Daily   Highest Daily Lifetime 6      Highest Daily Lifetime 6
                              Lifetime 7 Plus, Highest      Plus                          Plus
                              Daily Lifetime 6 Plus,
                              Spousal Highest Daily
                              Lifetime 6 Plus
------------------------------------------------------------------------------------------------------------------------
Annuity Rewards/3/            No                            Available after initial       Available after initial
                                                            CDSC period                   CDSC period
------------------------------------------------------------------------------------------------------------------------
Annuitization Options         Fixed option only Annuity     Fixed option only Annuity     Fixed option only Annuity
                              date cannot exceed the first  date cannot exceed the first  date cannot exceed the first
                              day of the calendar month     day of the calendar month     day of the calendar month
                              following Annuitant's 90th    following Annuitant's 90th    following Annuitant's 90th
                              birthday. The maximum         birthday. The maximum         birthday. The maximum
                              Annuity Date is based on      Annuity Date is based on      Annuity Date is based on
                              the first Owner or            the first Owner or            the first Owner or
                              Annuitant to reach the        Annuitant to reach the        Annuitant to reach the
                              maximum age, as indicated     maximum age, as indicated     maximum age, as indicated
                              in your Annuity.              in your Annuity.              in your Annuity.
------------------------------------------------------------------------------------------------------------------------

                                   XTra Credit SIX NY
-----------------------------------------------------------
Basic Death Benefit           The greater of: purchase
                              payments less proportional
                              withdrawals or Account
                              Value (variable) (No MVA
                              applied) (No recapture of
                              credits applied within 12
                              months prior to date of
                              death)
-----------------------------------------------------------
Optional Death Benefits       HAV
 (for an additional cost)/1/
-----------------------------------------------------------
Optional Living Benefits      GRO Plus, GRO Plus 2008
 (for an additional cost)/2/  GMWB, GMIB, Lifetime
                              Five, Spousal Lifetime
                              Five, Highest Daily
                              Lifetime Five, Highest
                              Daily Lifetime Seven,
                              Spousal Highest Daily
                              Lifetime Seven, Highest
                              Daily GRO, Highest Daily
                              Lifetime 7 Plus and Spousal
                              Highest Daily Lifetime 7
                              Plus, Highest Daily
                              Lifetime 6 Plus, Spousal
                              Highest Daily Lifetime 6
                              Plus



-----------------------------------------------------------
Annuity Rewards/3/            Available after initial
                              CDSC period
-----------------------------------------------------------
Annuitization Options         Fixed option only Annuity
                              date cannot exceed the first
                              day of the calendar month
                              following Annuitant's 90th
                              birthday. The maximum
                              Annuity Date is based on
                              the first Owner or
                              Annuitant to reach the
                              maximum age, as indicated
                              in your Annuity.
-----------------------------------------------------------

 (1)For more information on these benefits, refer to the "Death Benefit"
    section in the Prospectus.
 (2)For more information on these benefits, refer to the "Living Benefits"
    section in the Prospectus. Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (LIA), Highest Daily Lifetime 7 Plus with BIO, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, and Highest Daily Lifetime 6 Plus with LIA are not currently available in New York.
 (3)The Annuity rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity's Account Value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity Rewards benefit are met.

 For more information about variations applicable to annuities approved for sale by the New York State Insurance Department, please refer to your Annuity Contract.

                   APPENDIX H - FORMULA UNDER GRO PLUS 2008
 (The following formula also applies to elections of HD GRO, if HD GRO was elected prior to July 16, 2010)

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
   .   AV is the current Account Value of the Annuity

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   B is the total current value of the AST bond portfolio Sub-account

   .   C\\l\\ is the lower target value. Currently, it is 79%.

   .   C\\t\\ is the middle target value. Currently, it is 82%.

   .   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
   .   G\\i\\ is the guarantee amount

   .   N\\i\\ is the number of days until the maturity date

   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

    L    =    MAX(L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Next the formula calculates the following formula ratio:

                            r    =    (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

            T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

           T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

  FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST
                                   DAILY GRO

 (The following formula also applies to elections of HD GRO with 90% cap, if HD GRO with 90% cap was elected prior to July 16, 2010)

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
   .   AV is the current Account Value of the Annuity

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   B is the total current value of the AST bond portfolio Sub-account

   .   C\\1\\ is the lower target value. Currently, it is 79%.

   .   C\\t\\ is the middle target value. Currently, it is 82%.

   .   C\\u\\ is the upper target value. Currently, it is 85%.

   . T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,

   .   G\\i\\ is the guarantee amount

   .   N\\i\\ is the number of days until the maturity date

   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 Transfer Calculation
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                         If (B / (V + B) (greater than) .90), then
                         T         =         B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

   L    =    MAX(L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Next the formula calculates the following formula ratio:

                             r    =    (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C\\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

           T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

  APPENDIX I - FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT AND
              SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT

 (including Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime Seven with LIA and Spousal Highest Daily Lifetime Seven with BIO)

 1. Formula for Contracts Issued On or after July 21, 2008 (Without Election Of 90% Cap Feature)

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   . V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min (V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] /(1 - C\\t\\))}    Money is transferred from the
                                                                                           Permitted Sub-accounts and Fixed Rate
                                                                                           Options to the AST Investment Grade
                                                                                           Bond Sub-account
 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\] / (1 - C\\t\\))}                 Money is transferred from the AST
                                                                                           Investment Grade Bond Sub-account to
                                                                                           the Permitted Sub- accounts

 {Min (V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] /(1 - C\\t\\))}   Money is transferred from the
                                                                                 Permitted Sub-accounts and Fixed Rate
                                                                                 Options to the AST Investment Grade
                                                                                 Bond Sub-account
 {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\] / (1 - C\\t\\))}                Money is transferred from the AST
                                                                                 Investment Grade Bond Sub-account to
                                                                                 the Permitted Sub- accounts

 2. Formula for Contracts Issued Prior To 7/21/08 (Without Election of 90% Cap Feature)

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

                                  L = 0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:


 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},     Money is transferred from the Permitted
                                                              Sub-accounts to the AST Investment Grade Bond
                                                              Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the AST Investment
                                                              Grade Bond Portfolio Sub-account to the Permitted
                                                              Sub-accounts


 3. Formula for Annuities with 90% Cap Feature if Benefit was Elected Prior To July 21, 2008
 See above for the Terms and Definitions Referenced in the Calculation Formula.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V + B) (less than)= .90), the following asset transfer calculation is performed:

                      Target Ratio r    =    (L - B) / V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + B)) - B),                 Money is transferred from the elected Sub-accounts
           [L - B - V * C\\t\\] / (1 - C\\t\\))                to the AST Investment Grade Bond Portfolio
                                                               Sub-account

 T    =    {Min (B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the elected
                                                               Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade

 Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

 4. Formula for Annuities with 90% Cap Feature if Benefit was Elected on or after July 21, 2008
 See above for the Terms and Definitions Referenced in the Calculation Formula

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                  If (B / (V\\V\\ + V\\F\\ + B) (greater than) .90) then
                  T         =         B - [(V\\V\\ + V\\F\\ + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V\\V\\ + V\\F\\ + B) (less than)= .90), the following asset transfer calculation is performed:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\)

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account, provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                   Money is transferred from the elected Sub-accounts
           [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))                to AST Investment Grade Bond Portfolio
                                                                               Sub-account.

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the AST Investment
                                                                               Grade Bond Portfolio Sub-account to the elected
                                                                               Sub-accounts.

 Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                  Money is transferred from the elected Sub-accounts
 [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))                to AST Investment Grade Bond Portfolio
                                                                     Sub-account.

 {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}   Money is transferred from the AST Investment
                                                                     Grade Bond Portfolio Sub-account to the elected
                                                                     Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the

 AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

   APPENDIX J - FORMULA FOR HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT AND
             SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT

 (including Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA and Spousal Highest Daily Lifetime 7 Plus with BIO)

     TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
                      ASTINVESTMENT GRADE BOND SUB-ACCOUNT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Cu\\s\\ - The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\1\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of "a" factors)

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   .   V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily Account Value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

   . T\\M\\ - the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio

 * Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.

                               DAILY CALCULATIONS

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V\\V\\+ V\\F\\) is equal to zero, no calculation is necessary.

                               L = 0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                 Target Ratio r = (L - B) / (V\\V\\ + V\\F\\).

       . If on the third consecutive Valuation Day r (greater than) Cu and r (less or =) Cu\\s\\ or if on any day r (greater than) Cu\\s\\, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                Money is transferred from the Permitted
           [L - B - (V\\V\\ + V\\F\\) * C\\t\\]/(1 - C\\t\\))               Sub-accounts and Fixed Rate Options to the AST
                                                                            Investment Grade Bond Sub-account

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\]/(1 - C\\t\\))}    Money is transferred from the AST Investment
                                                                            Grade Bond Sub-account to the Permitted
                                                                            Sub-accounts

 MONTHLY CALCULATION
 On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:

 If, after the daily Transfer Calculation is performed,

 {Min (B, .05 * (V\\V\\ + V\\F\\ + B))} (less than) (C\\u\\ * (V\\V\\ + V\\F\\)
 - L + B) / (1 - C\\u\\), then

 T\\M\\    =    {Min (B, .05 * (V\\V\\ + V\\F\\ + B))}    Money is transferred from the AST Investment
                                                          Grade Bond Sub-account to the Permitted
                                                          Sub- accounts.

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

      Months
Years   1      2     3     4     5     6     7     8     9    10    11     12
----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
  2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
  3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
  4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
  5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
  6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
  7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
  8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
  9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
 10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
 11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
 12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
 13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
 14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
 15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
 16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
 17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
 18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
 19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
 20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
 21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
 22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
 23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
 24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
 25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
 26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
 27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
 28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
 29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
 30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06**

 *  The values set forth in this table are applied to all ages.
 ** In all subsequent years and months thereafter, the annuity factor is 4.06

APPENDIX K - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below. For Annuities issued in New York, please see Appendix G.

Jurisdiction                                      Special Provisions
---------------------------------------------------------------------------------------------------------
Connecticut    Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Hawaii         Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Iowa           Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Maryland       Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any
               Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
               Medically Related Surrenders are not available.
---------------------------------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).
---------------------------------------------------------------------------------------------------------
Nevada         Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Fixed
               Allocations are not available.
---------------------------------------------------------------------------------------------------------
New York       Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
North Dakota   Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Texas          Death benefit suspension not applicable upon provision of evidence of good health. See annuity contract for exact details.
---------------------------------------------------------------------------------------------------------
Utah           Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Vermont        Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Washington     If your Annuity was issued in Washington, and you have elected Highest Daily Lifetime
               Five, or any version of Highest Daily Lifetime Seven or Highest Daily Lifetime 7 Plus,
               the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available. Fixed Allocations are not available. Combination Roll-Up Value and Highest Periodic Value Death Benefit not available. Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------

     APPENDIX L - FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT

 We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter the formula.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   F is the current Account Value of the Fixed Allocations

 For each guarantee provided under the program,

   .   G\\i\\ is the Principal Value of the guarantee

   . t\\i\\ is the number of whole and partial years until the maturity date of the guarantee.

   . r\\i\\ is the current fixed rate associated with Fixed Allocations of length t\\i\\ (t\\i\\ is rounded to the next highest integer to determine this rate).

 The formula determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each guarantee the value (L\\i\\) that, if appreciated at the current fixed rate, would equal the Principal Value on the applicable maturity date. We call the greatest of these values the "current liability (L)."

          L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + r\\i\\)/ti/

 Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:

 A transfer into the Fixed Allocations will occur if L (greater than) (AV - 0.2
 * V), and V (greater than) 0.

 The transfer amount is calculated by the following formula:

                    T = MIN(V, (V - (1 / 0.23) * (AV - L)))

 A transfer from the Fixed Allocations to the Sub-accounts will occur if L (less than) (AV - 0.26 * V), and F (greater than) 0.

 The transfer amount is calculated by the following formula:

                    T = MIN(F, ((1 / 0.23) * (AV - L) - V))

        APPENDIX M - FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT

 We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter this pre-determined mathematical formula.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

   . AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   F is the current Account Value of the Fixed Allocations

   .   G is the Principal Value of the guarantee

   . t is the number of whole and partial years between the current Valuation Day and the maturity date.

   . t\\i\\ is the number of whole and partial years between the next Valuation Day (i.e., the Valuation Day immediately following the current Valuation Day) and the maturity date.

   . r is the fixed rate associated with Fixed Allocations of length t (t\\1\\ is rounded to the next highest whole number to determine this rate) as of the current Valuation Day.

   . r\\i\\ is the fixed rate associated with Fixed Allocations of length t\\1\\ (t\\1\\ is rounded to the next highest whole number to determine this rate) as of the next Valuation Day.

   . M is the total maturity value of all Fixed Allocations, i.e., the total value that the Fixed Allocations will have on the maturity date of the guarantee if no subsequent transactions occur.

 The formula determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining a "cushion", D:

                      D = 1 - [(G - M) / (1 + r)/t/] / V

 Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:

 A transfer into the Fixed Allocations will occur if D (less than) 0.20, V (greater than) 0, and V (greater than) 0.02 * AV.

 The transfer amount is calculated by the following formula:

 T = MIN(V, (V * (0.75 * (1 + r\\i\\)/ti/ - G + M) / (0.75 * (1 + r\\i\\)/ti/ - (1 + r)/t/)))

 A transfer from the Fixed Allocations to the Sub-accounts will occur if D (greater than) 0.30 and F (greater than) 0.

 The transfer amount is calculated by the following formula:

 T = MIN(F, (V * (0.75 * (1 + r\\i\\)/ti/ - G + M) / ((1 + r)/t/ - 0.75 * (1 + r\\i\\)/ti/)))

   APPENDIX N - FORMULA FOR HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT AND
             SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT

 (including Highest Daily Lifetime 6 Plus with LIA)

   TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST
                       INVESTMENT GRADE BOND SUB-ACCOUNT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Cu\\s\\ - The secondary upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of "a" factors).

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   . V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated purchase Credits, and adjusted proportionally for excess withdrawals*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional purchase payments (including the amount of any associated purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional purchase payments (including the amount of any associated purchase Credits) and adjusted for withdrawals, as described herein.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

   . T\\M\\ - the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio.

 * Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.

                               DAILY CALCULATIONS

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If on the third consecutive Valuation Day r (greater than) C\\u\\ and r (less or =) Cu\\s\\ or if on any day r (greater than) Cu\\s\\, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts as described above.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                   Money is transferred from the Permitted
           [L -B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))                 Sub-accounts and DCA Fixed Rate Options to the
                                                                               AST Investment Grade Bond Sub-account

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the AST Investment
                                                                               Grade Bond Sub-account to the Permitted
                                                                               Sub-accounts

 MONTHLY CALCULATION
 On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:

 If, after the daily Transfer Calculation is performed,

 {Min (B, .05 * (V\\V\\ + V\\F\\ + B))} (less than) (C\\u\\ * (V\\V\\ + V\\F\\)
 - L + B) / (1 - C\\u\\), then

 T\\M\\    =    {Min (B, .05 * (V\\V\\ + V\\F\\ + B))}    Money is transferred from the AST Investment
                                                          Grade Bond Sub-account to the Permitted
                                                          Sub-accounts.

                     "a" Factors for Liability Calculations
              (in Years and Months since Benefit Effective Date)*

      Months
Years   1      2     3     4     5     6     7     8     9    10    11     12
----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
  2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
  3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
  4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
  5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
  6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
  7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
  8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
  9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
 10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
 11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
 12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
 13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
 14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
 15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
 16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
 17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
 18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
 19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
 20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
 21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
 22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
 23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
 24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
 25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
 26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
 27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
 28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
 29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
 30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06**

 *  The values set forth in this table are applied to all ages.
 ** In all subsequent years and months thereafter, the annuity factor is 4.06.

                     APPENDIX O - FORMULA FOR GRO PLUS II
 (The following formula also applies to elections of HD GRO II, if HD GRO II was elected prior to July 16, 2010)

 The following are the terms and definitions referenced in the transfer calculation formula:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F\\ is the current Account Value of any fixed-rate Sub-accounts of the Annuity

   .   B is the total current value of the AST bond portfolio Sub-account

   .   C\\l\\ is the lower target value. Currently, it is 79%.

   .   C\\t\\is the middle target value. Currently, it is 82%.

   .   C\\u\\ is the upper target value. Currently, it is 85%.

   . T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
   .   G\\i\\ is the guarantee amount

   .   N\\i\\is the number of days until the maturity date

   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the "current liability (L)."

    L    =    MAX(L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/

 Next the formula calculates the following formula ratio:

                     r    =    (L - B) / (V\\V\\ + V\\F\\)

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account ( "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the AST bond portfolio Sub-account if r (greater than) C\\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0, (.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the AST bond portfolio Sub-account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

   T    =    {Min(B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

                  APPENDIX P - FORMULA FOR HIGHEST DAILY GRO

 Formula for elections of HD GRO on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F \\is the current Account Value of the elected Fixed Rate Options of the Annuity

   .   B is the total current value of the Transfer Account

   . C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\u\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

   .   T is the amount of a transfer into or out of the Transfer Account

   . "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee
       Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

      L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Where:

   .   G\\i\\ is the value of the Guarantee Amount or the Projected Future
       Guarantee

   .   N\\i\\ is the number of days until the end of the Guarantee Period

   . d\\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                       r = (L - B) / (V\\V\\ + V\\F\\).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\ and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0,(.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer Account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

     T = {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

                 APPENDIX Q - FORMULA FOR HIGHEST DAILY GRO II

 Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F \\is the current Account Value of the elected Fixed Rate Options of the Annuity

   .   B is the total current value of the Transfer Account

   . C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\u\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

   .   T is the amount of a transfer into or out of the Transfer Account

   . "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

      L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Where:
   .   G\\i\\ is the value of the Guarantee Amount or the Projected Future
       Guarantee

   .   N\\i\\ is the number of days until the end of the Guarantee Period

   . d\\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                       r = (L - B) / (V\\V\\ + V\\F\\).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\ and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0,(.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer Account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

     T = {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

                         PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS
                         FURTHER DETAILS ABOUT THE PRUDENTIAL ANNUITIES ANNUITY DESCRIBED IN
                         PROSPECTUS (PLEASE CHECK ONE) ASAPIIIPROS (4/30/2014), APEX2PROS (4/30/2014),
                         ASL2PROS (4/30/2014), XT6PROS (4/30/2014).
                                             ------------------------------------------
                                               (print your name)
                                             ------------------------------------------
                                                   (address)
                                             ------------------------------------------
                                              (city/state/zip code)


  Variable Annuity Issued by:                Variable Annuity Distributed by:

  PRUDENTIAL ANNUITIES LIFE                              PRUDENTIAL ANNUITIES
  ASSURANCE CORPORATION                                    DISTRIBUTORS, INC.
  A Prudential Financial Company               A Prudential Financial Company
  One Corporate Drive                                     One Corporate Drive
  Shelton, Connecticut 06484                       Shelton, Connecticut 06484
  Telephone: 1-888-PRU-2888                           Telephone: 203-926-1888
  http://www.prudentialannuities.com       http://www.prudentialannuities.com

                               MAILING ADDRESSES:

   Please see the section of this prospectus entitled "How To Contact Us" for where to send your request for a Statement of Additional Information.

                [LOGO] Prudential
                      Bring Your Challenges


                The Prudential Insurance Company of America
                751 Broad Street
                Newark, NJ 07102-3777

                                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                 A Prudential Financial Company
                                One Corporate Drive, Shelton, Connecticut 06484

 OPTIMUM/SM/
 OPTIMUM FOUR/SM/
 OPTIMUM PLUS/SM/

 FLEXIBLE PREMIUM DEFERRED ANNUITIES

 PROSPECTUS: APRIL 30, 2014


 This prospectus describes three different flexible premium deferred annuities (the "Annuities" or the "Annuity") issued by Prudential Annuities Life Assurance Corporation ("Prudential Annuities(R)", "we", "our", or "us") exclusively through LPL Financial Corporation. If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This Prospectus describes the important features of the Annuities. The Prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts and basic death benefit protection. EACH ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS AND/OR FEATURES MAY NOT BE AVAILABLE IN ALL STATES. VARIOUS RIGHTS, BENEFITS AND CERTAIN FEES MAY DIFFER AMONG STATES TO MEET APPLICABLE LAWS AND/OR REGULATIONS. There may also be differences in the compensation paid to your Financial Professional for each Annuity. Differences in compensation among different annuity products could influence a Financial Professional's decision as to which annuity to recommend for you. In addition, the selling broker-dealer firm through which each Annuity is sold not make available or may not recommend to its customers certain of the optional features and investment options offered generally under the Annuity. Alternatively, such firm may restrict the optional benefits that it does make available to its customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Please speak to your Financial Professional for further details. For more information about variations applicable to your state, please refer to your Annuity or consult your Financial Professional. For some of the variations specific to Annuities approved for sale by the New York State Insurance Department, see Appendix E. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Prudential Annuities. Certain terms are capitalized in this Prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the Optimum Plus Annuity grants credits with respect to your Purchase Payments, the expenses of Optimum Plus may be higher than expenses for an Annuity without a credit. In addition, the amount of the credits you receive under the Optimum Plus Annuity may be more than offset over time by the additional fees and charges associated with the credit.

 THE SUB-ACCOUNTS
 Each Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B invests in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered:
 Advanced Series Trust and Wells Fargo Variable Trust. See the following page for a complete list of Sub-accounts.

 PLEASE READ THIS PROSPECTUS
 PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below - see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you, by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see "How to Contact Us" later in this prospectus for our Service Office Address.

 In compliance with U.S. law, Prudential Annuities Life Assurance Corporation delivers this prospectus to current contract owners that reside outside of the United States.


 THESE ANNUITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ISSUED, GUARANTEED OR ENDORSED BY, ANY BANK, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN AN ANNUITY INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE, EVEN WITH RESPECT TO AMOUNTS ALLOCATED TO THE AST MONEY MARKET SUB-ACCOUNT.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 OPTIMUM/SM/, OPTIMUM FOUR/SM/, OPTIMUM PLUS/SM/, ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER LICENSE BY ITS AFFILIATES.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-888-PRU-2888


               Prospectus Dated:         Statement of Additional
               April 30, 2014                 Information Dated:
                                                  April 30, 2014
               OPTIMUM                                  LPLOASAI


  PLEASE SEE OUR IRA, ROTH IRA AND FINANCIAL DISCLOSURE STATEMENTS ATTACHED TO
                       THE BACK COVER OF THIS PROSPECTUS.

                              INVESTMENT OPTIONS


 Please note that you may not allocate Purchase Payments to the AST Investment
    Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond
                                Portfolio 2025)


 ADVANCED SERIES TRUST
   AST Academic Strategies Asset Allocation
   AST Balanced Asset Allocation


   AST Bond Portfolio 2015
   AST Bond Portfolio 2016
   AST Bond Portfolio 2017
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021
   AST Bond Portfolio 2022
   AST Bond Portfolio 2023
   AST Bond Portfolio 2024

   AST Bond Portfolio 2025

   AST Capital Growth Asset Allocation
   AST Cohen & Steers Realty
   AST Federated Aggressive Growth
   AST Goldman Sachs Large-Cap Value
   AST Goldman Sachs Mid-Cap Growth

   AST Herndon Large-Cap Value Portfolio

   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST J.P. Morgan International Equity
   AST Large-Cap Value

   AST Loomis Sayles Large-Cap Growth Portfolio

   AST Lord Abbett Core Fixed Income


   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value
   AST New Discovery Asset Allocation
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Equity Income
   AST T. Rowe Price Large-Cap Growth
   AST Templeton Global Bond
   AST Western Asset Core Plus Bond

 WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage VT International Equity -- class 1
   Wells Fargo Advantage VT Omega Growth -- class 1

                                   CONTENTS



GLOSSARY OF TERMS.........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES......................................................  5

EXPENSE EXAMPLES.......................................................................... 16

SUMMARY................................................................................... 18

INVESTMENT OPTIONS........................................................................ 23

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?....................... 23
 WHAT ARE THE FIXED ALLOCATIONS?.......................................................... 28

FEES AND CHARGES.......................................................................... 30

 WHAT ARE THE CONTRACT FEES AND CHARGES?.................................................. 30
 WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?............................................. 32
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................ 32
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................ 32

PURCHASING YOUR ANNUITY................................................................... 33

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?........................... 33

MANAGING YOUR ANNUITY..................................................................... 36

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?.......................... 36
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?............................................. 37
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?................................................. 37
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?............................. 37
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?......................... 38

MANAGING YOUR ACCOUNT VALUE............................................................... 39

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?............................................. 39
 HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE OPTIMUM AND OPTIMUM FOUR ANNUITIES?.......... 39
 HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE OPTIMUM AND OPTIMUM
   FOUR ANNUITIES?........................................................................ 39
 HOW DO I RECEIVE CREDITS UNDER THE OPTIMUM PLUS ANNUITY?................................. 40
 HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE OPTIMUM PLUS ANNUITY?................. 40
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?............... 41
 DO YOU OFFER DOLLAR COST AVERAGING?...................................................... 42
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?......................................... 43
 ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?............................................. 43
 WHAT IS THE BALANCED INVESTMENT PROGRAM?................................................. 44
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?..... 44
 MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?.................. 44
 HOW DO THE FIXED ALLOCATIONS WORK?....................................................... 45
 HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?........................................ 45
 HOW DOES THE MARKET VALUE ADJUSTMENT WORK?............................................... 46
 WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?........................................... 47

ACCESS TO ACCOUNT VALUE................................................................... 48

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?......................................... 48
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?............... 48
 CAN I WITHDRAW A PORTION OF MY ANNUITY?.................................................. 48
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................ 49
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?.......... 49
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(t) OF THE INTERNAL REVENUE CODE?. 50
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?.............. 50
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................ 50
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?.............................. 51
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?............................................. 51
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?..................................... 52
 HOW ARE ANNUITY PAYMENTS CALCULATED?..................................................... 53


LIVING BENEFITS.............................................................................  54

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE
   ALIVE....................................................................................  54
 GUARANTEED RETURN OPTION PLUS/SM/ II (GRO PLUS/SM/ II).....................................  56
 HIGHEST DAILY/SM/ GUARANTEED RETURN OPTION/SM/ II (HD GRO/SM/ II)..........................  60
 GUARANTEED RETURN OPTION PLUS/SM/ (GRO PLUS/SM/)...........................................  65
 GUARANTEED RETURN OPTION (GRO)(R)..........................................................  69
 GUARANTEED RETURN OPTION PLUS 2008/SM/ (GRO PLUS 2008).....................................  72
 HIGHEST DAILY/SM/ GUARANTEED RETURN OPTION/SM/ (HD GRO)/SM/................................  77
 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)...............................................  83
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)...................................................  86
 LIFETIME FIVE/SM/ INCOME BENEFIT (LIFETIME FIVE)...........................................  90
 SPOUSAL LIFETIME FIVE/SM/ INCOME BENEFIT (SPOUSAL LIFETIME FIVE)...........................  95
 HIGHEST DAILY LIFETIME FIVE/SM/ INCOME BENEFIT (HIGHEST DAILY LIFETIME FIVE)...............  99
 HIGHEST DAILY LIFETIME SEVEN/SM/ INCOME BENEFIT (HIGHEST DAILY LIFETIME SEVEN)............. 107
 SPOUSAL HIGHEST DAILY LIFETIME SEVEN/SM/ INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME
   SEVEN)................................................................................... 119
 HIGHEST DAILY LIFETIME 7 PLUS/SM/ INCOME BENEFIT (HIGHEST DAILY LIFETIME 7 PLUS)/SM/....... 129
 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS/SM/ INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME 7
   PLUS)/SM/................................................................................ 142
 HIGHEST DAILY LIFETIME/SM/ 6 PLUS INCOME BENEFIT (HD LIFETIME 6 PLUS)...................... 152
 SPOUSAL HIGHEST DAILY LIFETIME/SM/ 6 PLUS INCOME BENEFIT (SHD LIFETIME 6 PLUS)............. 165

DEATH BENEFIT............................................................................... 175

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?.............................................. 175
 BASIC DEATH BENEFIT........................................................................ 175
 OPTIONAL DEATH BENEFITS.................................................................... 175
 PRUDENTIAL ANNUITIES' ANNUITY REWARDS...................................................... 180
 PAYMENT OF DEATH BENEFITS.................................................................. 180

VALUING YOUR INVESTMENT..................................................................... 184

 HOW IS MY ACCOUNT VALUE DETERMINED?........................................................ 184
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?................................................. 184
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?................................................ 184
 HOW DO YOU VALUE FIXED ALLOCATIONS?........................................................ 184
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?................................................ 184
 WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?.............. 186

TAX CONSIDERATIONS.......................................................................... 187

GENERAL INFORMATION......................................................................... 196

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?................................................. 196
 WHO IS PRUDENTIAL ANNUITIES?............................................................... 196
 WHAT ARE SEPARATE ACCOUNTS?................................................................ 196
 WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?....................................... 198
 WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?................................. 199
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE............................................ 200
 FINANCIAL STATEMENTS....................................................................... 201
 HOW TO CONTACT US.......................................................................... 201
 INDEMNIFICATION............................................................................ 202
 LEGAL PROCEEDINGS.......................................................................... 202
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........................................ 203

APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B....................... A-1

APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS......................................... B-1

APPENDIX C - ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAMS............................ C-1

APPENDIX D - FORMULA UNDER HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT....................... D-1

APPENDIX E - ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT......... E-1

APPENDIX F - FORMULA UNDER GRO PLUS 2008.................................................... F-1


APPENDIX G - FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT AND SPOUSAL
  HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT............................................. G-1

APPENDIX H - FORMULA UNDER HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT AND SPOUSAL
  HIGHEST DAILY LIFETIME PLUS INCOME BENEFIT.............................................. H-1

APPENDIX I - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES........... I-1

APPENDIX J - FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT...................... J-1

APPENDIX K - FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT........................... K-1

APPENDIX L - FORMULA FOR HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT AND SPOUSAL HIGHEST
  DAILY LIFETIME 6 PLUS INCOME BENEFIT.................................................... L-1

APPENDIX M - FORMULA FOR GRO PLUS II BENEFIT.............................................. M-1

APPENDIX N - FORMULA FOR HIGHEST DAILY GRO BENEFIT........................................ N-1

APPENDIX O - FORMULA FOR HIGHEST DAILY GRO II BENEFIT..................................... O-1

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. With respect to Optimum Plus, the Account Value includes any Credits we applied to your purchase payments that we are entitled to take back under certain circumstances. With respect to Optimum and Optimum Four, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 ADJUSTED PURCHASE PAYMENTS: As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are purchase payments, increased by any Credits applied to your Account Value in relation to such purchase payments, and decreased by any charges deducted from such purchase payments.


 ANNUAL INCOME AMOUNT: This is the annual amount of income you are eligible for life under the optional benefits.


 ANNUITIZATION: The application of Account Value to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

 ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

 ANNUITY YEAR: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 BENEFICIARY ANNUITY: You may purchase an Annuity if you are a beneficiary of an annuity that was owned by a decedent, subject to the requirements discussed in this Prospectus. You may transfer the proceeds of the decedent's annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option in only available for purchase of an IRA, Roth IRA, or a non-qualified annuity.

 BENEFIT FIXED RATE ACCOUNT: A fixed investment option offered as part of this Annuity that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate Purchase Payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.

 CODE: The Internal Revenue Code of 1986, as amended from time to time.

 COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT: We offer an optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit and a 5% annual increase on Purchase Payments adjusted for withdrawals.

 CONTINGENT DEFERRED SALES CHARGE (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among the Optimum, Optimum Four and Optimum Plus. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT: An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing amounts in addition to the basic Death Benefit that can be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. We no longer offer the Enhanced Beneficiary Protection Death Benefit.


 EXCESS INCOME: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income ("Excess Income"). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.

 FIXED ALLOCATION: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period. Certain Fixed Allocations are subject to a market value adjustment if you withdraw Account Value prior to the Fixed Allocation's maturity (MVA Fixed Allocation).

 FREE LOOK: Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it or cancel it. This right is referred to as your "free look" right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is a replacement or not. Check your Annuity for more details about your free look right.

 GOOD ORDER: An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we use the term "In Writing" to refer to this general requirement.


 GUARANTEE PERIOD: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.


 GUARANTEED MINIMUM INCOME BENEFIT (GMIB): An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total purchase payments and an annual increase of 5% on such purchase payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB): An optional benefit that, for an additional cost, guarantees your ability to withdraw amounts over time equal to an initial principal value, regardless of the impact of market performance on your Account Value. We no longer offer GMWB.



 GUARANTEED RETURN OPTION PLUS/SM/ (GRO PLUS)/SM//GUARANTEED RETURN OPTION PLUS 2008/SM/ (GRO PLUS 2008)/GUARANTEED RETURN OPTION (GRO)(R)/HIGHEST DAILY GUARANTEED RETURN OPTION (HIGHEST DAILY GRO)/SM//GUARANTEED RETURN OPTION/SM/ PLUS II (GRO PLUS II)/SM//HIGHEST DAILY/SM/ GUARANTEED RETURN OPTION/SM/ II (HD GRO II). Each of GRO Plus, GRO Plus 2008, GRO, Highest Daily GRO, GRO Plus II, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled "Living Benefits". Certain of these benefits are no longer available for election.

 HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ("HAV"): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Anniversary Value, less proportional withdrawals.

 HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Highest Daily Lifetime Five.

 HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT: An optional benefit for an additional charge, that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime Seven is the same class of optional benefits as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime Seven.

 HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime 7 Plus is the same class of optional benefits as our Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 7 Plus.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV"): An optional benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. Highest Daily Lifetime 6 Plus is the same class of optional benefit as our Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated.

 INTERIM VALUE: The value of the MVA Fixed Allocation on any date other than the Maturity Date. The Interim Value is equal to the initial value allocated to the MVA Fixed Allocation plus all interest credited to the MVA Fixed Allocation as of the date calculated, less any transfers or withdrawals from the MVA Fixed Allocation. The Interim Value does not include the effect of any MVA.

 ISSUE DATE: The effective date of your Annuity.

 KEY LIFE: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine payments.

 LIFETIME FIVE INCOME BENEFIT: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Lifetime Five.

 MVA: A market value adjustment used in the determination of Account Value of an MVA Fixed Allocation on any day more than 30 days prior to the Maturity Date of such MVA Fixed Allocation.

 OWNER: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the "Owner" refers to the person or entity who has the rights and benefits designated as to the "Participant" in the certificate.

 SERVICE OFFICE: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.



 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime Seven Income Benefit and is the same class of optional benefits as our Spousal Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime Seven.

 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 7 Plus Income Benefit and is the same class of optional benefits as our Spousal Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 7 Plus.

 SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 6 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.


 SPOUSAL LIFETIME FIVE INCOME BENEFIT: An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this Prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer Spousal Lifetime Five.


 SUB-ACCOUNT: We issue your Annuity through our separate account. See "What is the Separate Account?" under the General Information section. The separate account invests in underlying mutual fund portfolios. From an accounting perspective, we divide the separate account into a number of sections, each of which corresponds to a particular underlying mutual fund portfolio. We refer to each such section of our separate account as a "Sub-account".

 SURRENDER VALUE: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, any Tax Charge and the charge for any optional benefits and any additional amounts we applied to your purchase payments that we may be entitled to recover under certain circumstances. The surrender value may be calculated using a MVA with respect to amounts in any MVA Fixed Allocation.

 UNIT: A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 VALUATION DAY: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, any applicable Distribution Charge and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from each Annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses and, with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                        -------------------------------
                         TRANSACTION FEES AND CHARGES
                        -------------------------------

         CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR EACH ANNUITY /1/
                                    OPTIMUM

        Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9+
        ---------------------------------------------------------------
        7.5%   7.0%   6.5%   6.0%   5.0%   4.0%   3.0%   2.0%   0.0%
        ---------------------------------------------------------------

                                  OPTIMUM FOUR

                      Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5+
                      -----------------------------------
                      8.5%   8.0%   7.0%   6.0%   0.0%
                      -----------------------------------

                                  OPTIMUM PLUS
 For Annuities issued prior to November 20, 2006, the following schedule applies:

Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9  Yr. 10  Yr. 11+
-------------------------------------------------------------------------------
9.0%   9.0%   8.5%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%     0.0%
-------------------------------------------------------------------------------

 For Annuities issued on or after November 20, 2006 (subject to state availability), the following schedule applies:

Yr. 1  Yr. 2  Yr. 3  Yr. 4  Yr. 5  Yr. 6  Yr. 7  Yr. 8  Yr. 9  Yr. 10  Yr. 11+
-------------------------------------------------------------------------------
9.0%   9.0%   8.0%   7.0%   6.0%   5.0%   4.0%   3.0%   2.0%   1.0%     0.0%
-------------------------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed upon surrender or withdrawal. The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. Purchase Payments are withdrawn on a "first-in, first-out" basis.

   --------------------------------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                        (assessed against each Annuity)
   --------------------------------------------------------------------------
      FEE/CHARGE          OPTIMUM         OPTIMUM FOUR       OPTIMUM PLUS
   --------------------------------------------------------------------------
   TRANSFER FEE /1/   $15.00 maximum     $15.00 maximum     $15.00 maximum
                     currently, $10.00  currently, $10.00  currently, $10.00
   --------------------------------------------------------------------------
   TAX CHARGE /2/       0% to 3.5%         0% to 3.5%         0% to 3.5%
   --------------------------------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of purchase payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

------------------------------------------------------------------------------------------------------
                                      PERIODIC FEES AND CHARGES

                                   (assessed against each Annuity)
------------------------------------------------------------------------------------------------------
         FEE/CHARGE                   OPTIMUM               OPTIMUM FOUR            OPTIMUM PLUS
ANNUAL MAINTENANCE FEE /1/     Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                 Account Value /2/       Account Value /2/         Account Value
                               -----------------------------------------------------------------------
  BENEFICIARY
  CONTINUATION                 Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  OPTION ONLY                      Account Value           Account Value           Account Value
------------------------------------------------------------------------------------------------------
                             ANNUAL FEES CHARGES/OF THE SUB-ACCOUNTS /3/
               (assessed as a percentage of the daily net assets of the Sub-accounts)
------------------------------------------------------------------------------------------------------
         FEE/CHARGE
MORTALITY & EXPENSE                    0.50%                   1.50%                   0.50%
RISK CHARGE /4/
------------------------------------------------------------------------------------------------------
ADMINISTRATION CHARGE /4/              0.15%                   0.15%                   0.15%
------------------------------------------------------------------------------------------------------
DISTRIBUTION CHARGE /5/           0.60% In Annuity              N/A               1.00% in Annuity
                                     Years 1-8                                       Years 1-10
------------------------------------------------------------------------------------------------------
SETTLEMENT SERVICE CHARGE /6/    1.40% (qualified);      1.40% (qualified);      1 40% (qualified);
                               1.00% (non-qualified)   1.00% (non-qualified)   1.00% (non-qualified)
------------------------------------------------------------------------------------------------------
TOTAL ANNUAL CHARGES OF           1.25% In Annuity             1.65%              1.65% in Annuity
THE SUB-ACCOUNTS                     Years 1-8;                                     Years 1-10;
(EXCLUDING SETTLEMENT             0.65% In Annuity                                0.65% in Annuity
SERVICE CHARGE)                  Years 9 and later                               Years 11 and later
------------------------------------------------------------------------------------------------------

 1 Assessed annually on the Annuity's anniversary date or upon surrender. For beneficiaries who elect the non-qualified Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 2 Only applicable if Account Value is less than $100,000. Fee may differ in certain States.
 3  These charges are deducted daily and apply to the Sub-accounts only.
 4 The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 5 The Distribution Charge is 0.00% in Annuity Years 9+ for Optimum and in Annuity Years 11+ for Optimum Plus.
 6 The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

-------------------------------------------------------------------------------------------------
                           YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
-------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL          TOTAL          TOTAL
                                       BENEFIT FEE/     ANNUAL         ANNUAL         ANNUAL
                                         CHARGE       CHARGE/ 2/     CHARGE/ 2/     CHARGE /2/
                                                         FOR            FOR            FOR
                                                       OPTIMUM        OPTIMUM        OPTIMUM
                                                                        FOUR           PLUS
-------------------------------------------------------------------------------------------------
GRO PLUS II
CURRENT AND MAXIMUM CHARGE /4/            0.60%          1.85%          2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT
NET ASSETS)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY GRO II
CURRENT AND MAXIMUM CHARGE /4/            0.60%          1.85%          2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT
NET ASSETS)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 6 PLUS (HD 6
PLUS)
MAXIMUM CHARGE /3/                        1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
CURRENT CHARGE                            0.85%      1.25% + 0.85%  1.65% + 0.85%  1.65% + 0.85%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 6 PLUS WITH
LIFETIME INCOME ACCELERATOR (LIA)
MAXIMUM CHARGE /3/                        2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
CURRENT CHARGE                            1.20%      1.25% + 1.20%  1.65% + 1.20%  1.65% + 1.20%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
-------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS
MAXIMUM CHARGE /3/                        1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
CURRENT CHARGE                            0.95%      1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(ASSESSED AGAINST GREATER OF ACCOUNT
VALUE AND PWV)
-------------------------------------------------------------------------------------------------
GUARANTEED RETURN OPTION (GRO)/GRO
PLUS
MAXIMUM CHARGE /3/                        0.75%          2.00%          2.40%          2.40%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.25%          1.50%          1.90%          1.90%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
-------------------------------------------------------------------------------------------------
GUARANTEED RETURN OPTION PLUS 2008
(GRO PLUS 2008)
MAXIMUM CHARGE /3/                        0.75%          2.00%          2.40%          2.40%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.60%          1.85%          2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
(IF ELECTED ON OR AFTER MAY 1, 2009)
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                           YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
--------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL         TOTAL          TOTAL          TOTAL
                                       BENEFIT FEE/     ANNUAL          ANNUAL         ANNUAL
                                         CHARGE      CHARGE/ 2/ FOR   CHARGE/ 2/     CHARGE /2/
                                                        OPTIMUM          FOR            FOR
                                                                       OPTIMUM        OPTIMUM
                                                                         FOUR           PLUS
--------------------------------------------------------------------------------------------------
HIGHEST DAILY GUARANTEED RETURN
OPTION (HD GRO)
MAXIMUM CHARGE /3/                        0.75%          2.00%           2.40%          2.40%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.60%          1.85%           2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
(IF ELECTED ON OR AFTER MAY 1, 2009)
--------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
(GMWB)
MAXIMUM CHARGE /3/                        1.00%          2.25%           2.65%          2.65%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.35%          1.60%           2.00%          2.00%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
--------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT
(GMIB)
MAXIMUM CHARGE /3/                        1.00%      1.25% + 1.00%   1.65% + 1.00%  1.65% + 1.00%
(ASSESSED AGAINST PIV)
CURRENT CHARGE                            0.50%      1.25% + 0.50%   1.65% + 0.50%  1.65% + 0.50%
(ASSESSED AGAINST PIV)
--------------------------------------------------------------------------------------------------
LIFETIME FIVE INCOME BENEFIT
MAXIMUM CHARGE /3/                        1.50%          2.75%           3.15%          3.15%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.60%          1.85%           2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
--------------------------------------------------------------------------------------------------
SPOUSAL LIFETIME FIVE INCOME BENEFIT
MAXIMUM CHARGE /3/                        1.50%          2.75%           3.15%          3.15%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.75%          2.00%           2.40%          2.40%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
--------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME FIVE INCOME
BENEFIT
MAXIMUM CHARGE /3/                        1.50%          2.75%           3.15%          3.15%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
CURRENT CHARGE                            0.60%          1.85%           2.25%          2.25%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
--------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN INCOME
BENEFIT
MAXIMUM CHARGE /3/                        1.50%      1.25% + 1.50%   1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST THE PWV)
CURRENT CHARGE                            0.60%      1.25% + 0.60%   1.65% + 0.60%  1.65% + 0.60%
(ASSESSED AGAINST THE PWV)
--------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                           YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
-------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL          TOTAL          TOTAL
                                       BENEFIT FEE/     ANNUAL         ANNUAL         ANNUAL
                                         CHARGE       CHARGE/ 2/     CHARGE/ 2/     CHARGE /2/
                                                         FOR            FOR            FOR
                                                       OPTIMUM        OPTIMUM        OPTIMUM
                                                                        FOUR           PLUS
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN WITH
BENEFICIARY INCOME OPTION (BIO)
MAXIMUM CHARGE /3/                     2.00% of PWV  1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE PWV)
CURRENT CHARGE                         0.95% of PWV  1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(ASSESSED AGAINST THE PWV)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME SEVEN WITH
LIFETIME INCOME ACCELERATOR (LIA)
MAXIMUM CHARGE /3/                     2.00% of PWV  1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE PWV)
CURRENT CHARGE                         0.95% of PWV  1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(ASSESSED AGAINST THE PWV)
-------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME SEVEN
INCOME BENEFIT
MAXIMUM CHARGE /3/                     1.50% of PWV  1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST THE PWV)
CURRENT CHARGE                         0.75% of PWV  1.25% + 0.75%  1.65% + 0.75%  1.65% + 0.75%
(ASSESSED AGAINST THE PWV)
-------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME SEVEN
WITH BENEFICIARY INCOME BENEFIT (BIO)
MAXIMUM CHARGE /3/                     2.00% of PWV  1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE PWV)
CURRENT CHARGE                         0.95% of PWV  1.25% + 0.95%  1.65% + 0.95%  1.65% + 0.95%
(ASSESSED AGAINST THE PWV)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS
MAXIMUM CHARGE /3/                        1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
CURRENT CHARGE                            0.75%      1.25% + 0.75%  1.65% + 0.75%  1.65% + 0.75%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH
BENEFICIARY INCOME OPTION (BIO)
MAXIMUM CHARGE /3/                        2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
CURRENT CHARGE                            1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY LIFETIME 7 PLUS WITH
LIFETIME INCOME ACCELERATOR (LIA)
MAXIMUM CHARGE /3/                        2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
CURRENT CHARGE                            1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                           YOUR OPTIONAL BENEFIT FEES AND CHARGES/ 1/
-------------------------------------------------------------------------------------------------
          OPTIONAL BENEFIT              OPTIONAL        TOTAL          TOTAL          TOTAL
                                       BENEFIT FEE/     ANNUAL         ANNUAL         ANNUAL
                                         CHARGE       CHARGE/ 2/     CHARGE/ 2/     CHARGE /2/
                                                         FOR            FOR            FOR
                                                       OPTIMUM        OPTIMUM        OPTIMUM
                                                                        FOUR           PLUS
-------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
MAXIMUM CHARGE /3/                        1.50%      1.25% + 1.50%  1.65% + 1.50%  1.65% + 1.50%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
CURRENT CHARGE                            0.90%      1.25% + 0.90%  1.65% + 0.90%  1.65% + 0.90%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
-------------------------------------------------------------------------------------------------
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
WITH BENEFICIARY INCOME OPTION (BIO)
MAXIMUM CHARGE /3/                        2.00%      1.25% + 2.00%  1.65% + 2.00%  1.65% + 2.00%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
CURRENT CHARGE                            1.10%      1.25% + 1.10%  1.65% + 1.10%  1.65% + 1.10%
(ASSESSED AGAINST THE GREATER OF
ACCOUNT VALUE AND PWV)
-------------------------------------------------------------------------------------------------
ENHANCED BENEFICIARY PROTECTION DEATH
BENEFIT
CURRENT AND MAXIMUM CHARGE /4/            0.25%          1.50%          1.90%          1.90%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
-------------------------------------------------------------------------------------------------
HIGHEST ANNIVERSARY VALUE DEATH
BENEFIT ("HAV")
CURRENT AND MAXIMUM CHARGE /4/            0.40%          1.65%          2.05%          2.05%
(IF ELECTED ON OR AFTER MAY 1, 2009)
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
-------------------------------------------------------------------------------------------------
COMBINATION 5% ROLL-UP AND HAV DEATH
BENEFIT
CURRENT AND MAXIMUM CHARGE /4/            0.80%          2.05%          2.45%          2.45%
(IF ELECTED ON OR AFTER MAY 1, 2009)
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
-------------------------------------------------------------------------------------------------
HIGHEST DAILY VALUE DEATH BENEFIT
("HDV")
CURRENT AND MAXIMUM CHARGE /4/            0.50%          1.75%          2.15%          2.15%
(ASSESSED AGAINST SUB-ACCOUNT NET
ASSETS)
-------------------------------------------------------------------------------------------------
PLEASE REFER TO THE SECTION OF THIS PROSPECTUS THAT DESCRIBES EACH OPTIONAL BENEFIT FOR A
COMPLETE DESCRIPTION OF THE BENEFIT, INCLUDING ANY RESTRICTIONS OR LIMITATIONS THAT MAY APPLY.
-------------------------------------------------------------------------------------------------

 HOW CHARGE IS DETERMINED

 1 GRO PLUS II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For Optimum, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For Optimum Four, the 2.25% total annual charge applies in all Annuity Years, and for Optimum Plus, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
    HIGHEST DAILY GRO II. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For Optimum, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For Optimum Four, the 2.25% total annual charge applies in all Annuity Years, and for Optimum Plus the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
    HIGHEST DAILY LIFETIME 6 PLUS. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 0.85% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in all Annuity Years. For Optimum Plus, 0.85% charge is in addition to 1.65% charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% thereafter.
    HIGHEST DAILY LIFETIME 6 PLUS WITH LIA. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 1.20%
    is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in all Annuity Years. For Optimum Plus, 1.20% charge is in addition to 1.65% charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% thereafter.
    SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years.
    Guaranteed Return Option/GRO Plus: Charge for each benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For OPTIMUM FOUR, 1.90% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. Each benefit is no longer available for new elections.
    GRO PLUS 2008: Charge for the benefit is assessed against the average daily net assets of the Sub-accounts. IF YOU ELECTED THE BENEFIT PRIOR TO MAY 1, 2009, THE FEES ARE AS FOLLOWS: The charge is 0.35% of Sub-account assets. For OPTIMUM, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For OPTIMUM FOUR, 2.00% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. IF YOU ELECT THE BENEFIT ON OR AFTER MAY 1, 2009, THE FEES ARE AS FOLLOWS: For OPTIMUM, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For OPTIMUM FOUR, 2.25% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
    HIGHEST DAILY GRO: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. IF YOU ELECTED THE BENEFIT PRIOR TO MAY 1, 2009, THE FEES ARE AS FOLLOWS: The current charge is .35% of Sub-account assets. For OPTIMUM, 1.60% total annual charge applies in Annuity years 1-8 and 1.00% thereafter. For OPTIMUM FOUR, 2.00% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. IF YOU ELECTED THE BENEFIT ON OR AFTER MAY 1, 2009, THE FEES ARE AS
    FOLLOWS: For OPTIMUM, 1.85% total annual charge applies in Annuity years 1-8 and 1.25% thereafter. For OPTIMUM FOUR, 2.25% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
    GUARANTEED MINIMUM WITHDRAWAL BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For OPTIMUM FOUR, 2.00% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. This benefit is no longer available for new elections.
    GUARANTEED MINIMUM INCOME BENEFIT: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For OPTIMUM, 0.50% of PIV for GMIB is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For OPTIMUM FOUR, 0.50% of PIV for GMIB is in addition to 1.65% annual charge. For OPTIMUM PLUS, 0.50% of PIV for GMIB is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
    LIFETIME FIVE INCOME BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For OPTIMUM FOUR, 2.25% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
    SPOUSAL LIFETIME FIVE INCOME BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 2.00% total annual charge applies in Annuity years 1-8 and is 1.40% thereafter. For OPTIMUM FOUR, 2.40% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.40% total annual charge applies in Annuity Years 1-10 and is 1.40% thereafter. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For OPTIMUM FOUR, 2.25% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME SEVEN: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). PWV is described in the Living Benefits section of this Prospectus. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.60% for Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For Optimum Four 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For OPTIMUM PLUS, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME SEVEN WITH BIO. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME SEVEN WITH LIA. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    SPOUSAL HIGHEST DAILY LIFETIME SEVEN: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). For OPTIMUM, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For OPTIMUM FOUR, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For OPTIMUM PLUS, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
    SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BIO. Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME 7 PLUS. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.75% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and .65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

    HIGHEST DAILY LIFETIME 7 PLUS WITH BIO. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    HIGHEST DAILY LIFETIME 7 PLUS WITH LIA. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 0.90% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BIO. Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For OPTIMUM, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For OPTIMUM FOUR, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For OPTIMUM PLUS, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
    ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For OPTIMUM FOUR, 1.90% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
    HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. IF YOU ELECTED THE BENEFIT PRIOR TO MAY 1, 2009, THE FEES ARE AS FOLLOWS: The charge is 0.25% of Sub-account assets if you elected the benefit prior to May 1, 2009. For OPTIMUM, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For OPTIMUM FOUR, 1.90% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. IF YOU ELECTED THE BENEFIT ON OR AFTER MAY 1, 2009, THE FEES ARE AS FOLLOWS: For OPTIMUM, 1.65% total annual charge applies in Annuity Years 1-8 and is 1.05% thereafter. For OPTIMUM FOUR, 2.05% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 2.05% total annual charge applies in Annuity Years 1-10 and is 1.05% thereafter.
    COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. IF YOU ELECTED THE BENEFIT PRIOR TO MAY 1, 2009, THE FEES ARE AS FOLLOWS: The charge is 0.50% of Sub-account assets if you elected the benefit prior to May 1, 2009. For OPTIMUM, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For OPTIMUM FOUR, 2.15% total annual charge applies in all Annuity Years, and for OPTIMUM PLUS, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. IF YOU ELECTED THE BENEFIT ON OR AFTER MAY 1, 2009, THE FEES ARE AS FOLLOWS: For OPTIMUM, 2.05% total annual charge applies in Annuity Years 1-8 and is 1.45% thereafter. For OPTIMUM FOUR, 2.45% total annual charge applies in all Annuity Years, and OPTIMUM PLUS, 2.45% total annual charge applies in Annuity Years 1-10 and is 1.45% thereafter.
    HIGHEST DAILY VALUE DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For OPTIMUM, 1.75% total annual charge applies in Annuity years 1-8 and is 1.15% thereafter. For OPTIMUM FOUR, 2.15% total annual charge applies in all Annuity years, and for OPTIMUM PLUS, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. This benefit is no longer available for new elections.
 2 The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, the charge is assessed against the Protected Withdrawal Value (greater of PWV and Account Value, for the "Plus" benefits). With respect to each of Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, one-fourth of the annual charge is deducted quarterly. These optional benefits are not available under the Beneficiary Continuation Option.
 3 We reserve the right to increase the charge up to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.
 4 Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds ("Portfolios") as of December 31, 2013 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.



              ----------------------------------------------------
                  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
              ----------------------------------------------------
                                                 MINIMUM  MAXIMUM
              ----------------------------------------------------
              TOTAL PORTFOLIO OPERATING EXPENSE  0.59%     1.5%
              ----------------------------------------------------



 The following are the total annual expenses for each underlying mutual fund ("Portfolio") as of December 31, 2013, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2013. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides

 Prudential Annuities with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888.


--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES TRUST
 AST Academic Strategies
  Asset Allocation
  Portfolio                 0.70%     0.03%      0.04%        0.07%       0.02%       0.64%     1.50%       0.00%       1.50%
 AST Balanced Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.81%     0.97%       0.00%       0.97%
 AST Bond Portfolio
  2015/ 1/                  0.63%     0.27%      0.10%        0.00%       0.00%       0.00%     1.00%      -0.01%       0.99%
 AST Bond Portfolio
  2016/ 2/                  0.63%     0.49%      0.10%        0.00%       0.00%       0.00%     1.22%      -0.23%       0.99%
 AST Bond Portfolio 2017    0.63%     0.07%      0.10%        0.00%       0.00%       0.00%     0.80%       0.00%       0.80%
 AST Bond Portfolio 2018    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Bond Portfolio 2019    0.63%     0.11%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Bond Portfolio 2020    0.63%     0.12%      0.10%        0.00%       0.00%       0.00%     0.85%       0.00%       0.85%
 AST Bond Portfolio 2021    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2022    0.63%     0.08%      0.10%        0.00%       0.00%       0.00%     0.81%       0.00%       0.81%
 AST Bond Portfolio
  2023/ 3/                  0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%      -0.01%       0.77%
 AST Bond Portfolio 2024    0.63%     0.09%      0.10%        0.00%       0.00%       0.00%     0.82%       0.00%       0.82%
 AST Bond Portfolio 2025    0.63%     0.05%      0.10%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Capital Growth
  Asset Allocation
  Portfolio                 0.15%     0.01%      0.00%        0.00%       0.00%       0.84%     1.00%       0.00%       1.00%
 AST Cohen & Steers
  Realty Portfolio          0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Federated
  Aggressive Growth
  Portfolio                 0.93%     0.05%      0.10%        0.00%       0.00%       0.00%     1.08%       0.00%       1.08%
 AST Goldman Sachs
  Large-Cap Value
  Portfolio/ 4/             0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%      -0.01%       0.83%
 AST Goldman Sachs
  Mid-Cap Growth
  Portfolio/ 5/             0.98%     0.03%      0.10%        0.00%       0.00%       0.00%     1.11%      -0.01%       1.10%
 AST Herndon Large-Cap
  Value Portfolio/ 6/       0.83%     0.03%      0.10%        0.00%       0.00%       0.00%     0.96%      -0.04%       0.92%
 AST International
  Growth Portfolio/ 7/      0.97%     0.05%      0.10%        0.00%       0.00%       0.00%     1.12%      -0.01%       1.11%
 AST International Value
  Portfolio                 0.97%     0.04%      0.10%        0.00%       0.00%       0.00%     1.11%       0.00%       1.11%
 AST Investment Grade
  Bond/ 8/                  0.63%     0.04%      0.10%        0.00%       0.00%       0.00%     0.77%      -0.03%       0.74%
 AST J.P. Morgan
  International Equity
  Portfolio                 0.86%     0.07%      0.10%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Large-Cap Value
  Portfolio                 0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST Loomis Sayles
  Large-Cap Growth
  Portfolio/ 9/             0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%      -0.06%       0.93%
 AST Lord Abbett Core
  Fixed Income
  Portfolio/ 10/            0.77%     0.02%      0.10%        0.00%       0.00%       0.00%     0.89%      -0.13%       0.76%
 AST MFS Growth Portfolio   0.87%     0.02%      0.10%        0.00%       0.00%       0.00%     0.99%       0.00%       0.99%
 AST Mid-Cap Value
  Portfolio                 0.93%     0.03%      0.10%        0.00%       0.00%       0.00%     1.06%       0.00%       1.06%
 AST Money Market
  Portfolio                 0.47%     0.02%      0.10%        0.00%       0.00%       0.00%     0.59%       0.00%       0.59%
 AST Neuberger Berman
  Mid- Cap Growth
  Portfolio/ 11/            0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%      -0.01%       1.00%
 AST Neuberger
  Berman/LSV Mid-Cap
  Value Portfolio/ 12/      0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%

--------------------------------------------------------------------------------------------------------------------------------
                                                UNDERLYING MUTUAL FUND PORTFOLIO
                                                        ANNUAL EXPENSES

                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
--------------------------------------------------------------------------------------------------------------------------------
                                                           For the year ended December 31, 2013
                          ------------------------------------------------------------------------------------------------------
  UNDERLYING PORTFOLIO                                                                          Total
                                              Distribution             Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                 and/or     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
                          Management  Other   Service Fees Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
 AST New Discovery Asset
  Allocation Portfolio/
  13/                       0.83%     0.10%      0.10%        0.00%       0.00%       0.00%     1.03%      -0.01%       1.02%
 AST PIMCO Limited
  Maturity Bond Portfolio   0.62%     0.04%      0.10%        0.00%       0.00%       0.00%     0.76%       0.00%       0.76%
 AST PIMCO Total Return
  Bond Portfolio            0.60%     0.02%      0.10%        0.00%       0.00%       0.00%     0.72%       0.00%       0.72%
 AST Preservation Asset
  Allocation Portfolio      0.15%     0.01%      0.00%        0.00%       0.00%       0.76%     0.92%       0.00%       0.92%
 AST Small-Cap Growth
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.00%     1.01%       0.00%       1.01%
 AST Small-Cap Value
  Portfolio                 0.88%     0.03%      0.10%        0.00%       0.00%       0.04%     1.05%       0.00%       1.05%
 AST T. Rowe Price
  Equity Income Portfolio   0.72%     0.02%      0.10%        0.00%       0.00%       0.00%     0.84%       0.00%       0.84%
 AST T. Rowe Price
  Large-Cap Growth
  Portfolio                 0.85%     0.02%      0.10%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST Templeton Global
  Bond Portfolio            0.79%     0.09%      0.10%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Western Asset Core
  Plus Bond Portfolio/
  14/                       0.67%     0.02%      0.10%        0.00%       0.00%       0.00%     0.79%      -0.15%       0.64%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE
 TRUST
 Wells Fargo Advantage
  VT International
  Equity - class 1 /15/     0.75%     0.20%      0.00%        0.00%       0.00%       0.01%     0.96%      -0.26%       0.70%
 Wells Fargo Advantage
  VT Omega Growth -
  class 1 /16/              0.55%     0.24%      0.00%        0.00%       0.00%       0.00%     0.79%      -0.04%       0.75%






 1 AST Bond Portfolio 2015: The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2 AST Bond Portfolio 2016: The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.99% of each Portfolio's average daily net assets through June 30, 2015. This waiver arrangement may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 3 AST Bond Portfolio 2023: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 4 AST Goldman Sachs Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 5 AST Goldman Sachs Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through May 1, 2015. This contractual investment management fee waiver may not be terminated or modified prior to the expiration date, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the expense limitation after the expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 6 AST Herndon Large-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.04% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 7 AST International Growth Portfolio: The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees. In addition, the Investment Managers have contractually agreed through May 1, 2015 to waive 0.003% of their investment management fee. This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this fee waiver after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

 8 AST Investment Grade Bond Portfolio: The distributor of the Portfolio has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of each Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.
 9 AST Loomis Sayles Large-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 10 AST Lord Abbett Core Fixed Income Portfolio: The Investment Managers have contractually agreed through June 30, 2015 to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio's average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio's average daily net assets in excess of $1 billion. The expense limitation may not be terminated or modified prior to its expiration date, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after its expiration date will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 11 AST Neuberger Berman Mid-Cap Growth Portfolio: The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 12 AST Neuberger Berman/LSV Mid-Cap Value Portfolio: The Investment Managers have contractually agreed to waive 0.003% of their investment management fee through May 1, 2015. This waiver arrangement may not be terminated or modified prior to May 1, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue this expense limitation after May 1, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 13 AST New Discovery Asset Allocation Portfolio: The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2015. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio's average daily net assets through June 30, 2015. The waiver and expense limitation may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the waiver and expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 14 AST Western Asset Core Plus Bond Portfolio: The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2015. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2015, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after June 30, 2015 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 15 Wells Fargo Advantage VT International Equity - class 1: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
 16 Wells Fargo Advantage VT Omega Growth - class 1: The Adviser has committed through April 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Prudential Annuity with the cost of investing in other Prudential Annuities and/or other variable annuities.

 Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year.


 The examples reflect the fees and charges listed below for each Annuity as described in "Summary of Contract Fees and Charges":

   .   Insurance Charge
   .   Distribution Charge (if applicable)
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefit charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum total annual operating expenses for 2013, and those expenses remain the same each year*

   .   For each charge, we deduct the maximum charge rather than the current charge
   .   You make no withdrawals of your Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies

   . You elect Highest Daily Lifetime 6 Plus with Combination 5% Roll-up and HAV Death Benefit, which are the maximum combination of optional benefit charges. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

   .   For the Optimum Plus example, no Purchase Credit applies**
   .   For the Optimum Four example, no Loyalty Credit applies**
   .   For the Optimum example, no Loyalty Credit applies**

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
 ** Expense examples calculations are not adjusted to reflect the Purchase
    Credit or Loyalty Credit. If the Purchase Credit or Loyalty Credit were reflected in the calculations, expenses would be higher.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:


                                    1 YR  3 YRS  5 YRS  10 YRS
                 ---------------------------------------------
                 OPTIMUM           $1,291 $2,298 $3,292 $5,816
                 ---------------------------------------------
                 OPTIMUM FOUR      $1,429 $2,458 $2,965 $6,114
                 ---------------------------------------------
                 OPTIMUM PLUS/ 2/  $1,479 $2,558 $3,565 $6,214
                 ---------------------------------------------


 IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:/1/


                                    1 YR 3 YRS  5 YRS  10 YRS
                  -------------------------------------------
                  OPTIMUM           $541 $1,648 $2,792 $5,816
                  -------------------------------------------
                  OPTIMUM FOUR      $579 $1,758 $2,965 $6,114
                  -------------------------------------------
                  OPTIMUM PLUS/ 2/  $579 $1,758 $2,965 $6,114
                  -------------------------------------------

 IF YOU DO NOT SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:


                                    1 YR 3 YRS  5 YRS  10 YRS
                  -------------------------------------------
                  OPTIMUM           $541 $1,648 $2,792 $5,816
                  -------------------------------------------
                  OPTIMUM FOUR      $579 $1,758 $2,965 $6,114
                  -------------------------------------------
                  OPTIMUM PLUS/ 2/  $579 $1,758 $2,965 $6,114
                  -------------------------------------------


 1. If you own Optimum Plus, you may not annuitize in the first Three
    (3) Annuity Years; if you own Optimum or Optimum Four, you may not annuitize in the first Annuity Year.
 2. Expense example calculations for Optimum Plus are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

 For information relating to accumulation unit values pertaining to the Sub-accounts, please see Appendix A - Condensed Financial Information About Separate Account B.

                                    SUMMARY

                      Optimum, Optimum Four, Optimum Plus


 This Summary describes key features of the variable annuities described in this Prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire Prospectus for a complete description of the variable annuities. Your Financial Professional can also help you if you have questions.

 WHAT IS A VARIABLE ANNUITY? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your Financial Professional, you choose how to invest your money within your annuity (subject to certain restrictions; see "Investment Options"). Any allocation that is recommended to you by your Financial Professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your Financial Professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.


 Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawal or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this Prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 WHAT DOES IT MEAN THAT MY VARIABLE ANNUITY IS "TAX-DEFERRED"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or 403(b) plan. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 WHAT VARIABLE ANNUITIES ARE OFFERED IN THIS PROSPECTUS? This Prospectus describes the variable annuities listed below. The annuities differ primarily in the fees deducted, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:
..   Optimum
..   Optimum Four
..   Optimum Plus

 HOW DO I PURCHASE ONE OF THE VARIABLE ANNUITIES? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                  PRODUCT     MAXIMUM AGE FOR  MINIMUM INITIAL
                              INITIAL PURCHASE PURCHASE PAYMENT
                -----------------------------------------------
                OPTIMUM              80             $1,000
                -----------------------------------------------
                OPTIMUM FOUR         85            $10,000
                -----------------------------------------------
                OPTIMUM PLUS         75            $10,000
                -----------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the Annuity. For annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 We may allow you to purchase an Annuity with an amount lower than the "Minimum Initial Purchase Payment" if you establish an electronic funds transfer that would allow you to meet the minimum requirement within one year.

 You may make additional payments of at least $100 into your Annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your Annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the "Free look period"). The period of time and the amount returned to you is dictated by state law, and is stated on the front cover of your contract. You must cancel your Annuity in writing.

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.


 WHERE SHOULD I INVEST MY MONEY? With the help of your Financial Professional, you choose where to invest your money within the Annuity. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment options that you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.


 We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing Your Account Value."

 HOW CAN I RECEIVE INCOME FROM MY ANNUITY? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a contingent deferred sales charge (discussed below). See the "Tax Considerations" section of this Prospectus. You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can choose the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."


 OPTIONS FOR GUARANTEED LIFETIME WITHDRAWALS. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it is due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value invested (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.

 As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Please see the applicable optional benefits section for more information. In the Living Benefits section, we describe these guaranteed minimum withdrawal benefits, which allow you to withdraw a specified amount each year for life (i.e., Excess Income), (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year, that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.


 These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
..   Highest Daily Lifetime 6 Plus
..   Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator Spousal
    Highest Daily Lifetime 6 Plus

..   Highest Daily Lifetime 7 Plus
..   Spousal Highest Daily Lifetime 7 Plus
..   Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
..   Highest Daily Lifetime 7 Plus with Beneficiary Income Option
..   Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
..   Highest Daily Lifetime Seven
..   Spousal Highest Daily Lifetime Seven
..   Highest Daily Lifetime Seven with Lifetime Income Accelerator
..   Highest Daily Lifetime Seven with Beneficiary Income Option
..   Spousal Highest Daily Lifetime Seven with Beneficiary Income Option

 THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTIONS ARE NO LONGER OFFERED FOR NEW ELECTIONS.

 OPTIONS FOR GUARANTEED ACCUMULATION. We offer optional benefits for an additional fee that guarantee your Account Value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. Please see applicable optional benefits sections for more information.

 These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:
..   Guaranteed Return Option Plus II
..   Highest Daily Guaranteed Return Option II
..   Guaranteed Return Option Plus (GRO Plus)*
..   Guaranteed Return Option Plus 2008*
..   Highest Daily Guaranteed Return Option*

 *  No longer available for new elections.

 WHAT HAPPENS TO MY ANNUITY UPON DEATH? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death (the amount of the basic death benefit may depend on the decedent's age).

 We also offer optional death benefits for an additional charge:
..   Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.
..   Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers
    the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

 Each death benefit has certain age restrictions. Please see the "Death Benefit" section of the Prospectus for more information.

 HOW DO I RECEIVE CREDITS? With Optimum Plus, we apply a credit to your Annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this Annuity may be higher than other annuities that do not offer credits.

 The amount of the credit depends on the year during which the purchase payment is made:

                             ANNUITY YEAR  CREDIT
                             ----------------------
                                 1          6.50%*
                                 2          5.00%
                                 3          4.00%
                                 4          3.00%
                                 5          2.00%
                                 6          1.00%
                                 7+         0.00%
                             ----------------------

 * For annuities issued before February 13, 2006, the Credit during Annuity Year 1 is 6.00%.

 Please note that during the first 10 years, the total asset-based charges on the Optimum Plus annuity are higher than many of our other annuities. In addition, the Contingent Deferred Sales Charge (CDSC) on the Optimum Plus annuity is higher and is deducted for a longer period of time as compared to our other annuities. In general, we may take back credits applied within 12 months of death or a Medically-Related Surrender. Unless prohibited by applicable State law, we may also take back credits if you return your Annuity under the "free-look" provision.

 For Optimum annuities issued on or after February 13, 2006, and Optimum Four annuities issued on or after June 20, 2005, we apply a "loyalty credit" at the end of your fifth anniversary for money invested with us during the first four years of your Annuity (less adjustments for any withdrawals). For Optimum, the credit is 0.50%. For Optimum Four, the credit is either 0%, 2.25% or 2.75% depending on the Issue Date of your Annuity.

 Please see the section entitled "Managing Your Account Value" for more information.

 WHAT ARE THE ANNUITY'S FEES AND CHARGES? Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long your purchase payment has been invested. The CDSC is different depending on which annuity you purchase:

          YR. 1 YR. 2 YR. 3 YR. 4 YR. 5 YR. 6 YR. 7 YR. 8 YR. 9 YR. 10 YR. 11+
 -----------------------------------------------------------------------------
 OPTIMUM  7.5%  7.0%  6.5%  6.0%  5.0%  4.0%  3.0%  2.0%  0.0%     --     --
 -----------------------------------------------------------------------------
 OPTIMUM  8.5%  8.0%  7.0%  6.0%  0.0%    --    --    --    --     --     --
 FOUR
 -----------------------------------------------------------------------------
 OPTIMUM  9.0%  9.0%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   1.0%   0.0%
 PLUS*
 -----------------------------------------------------------------------------

 *  For annuities issued before November 20, 2006, the schedule is as follows:
    Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year
    6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2.0%; Year 11+:
    0.0%.

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your Annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contracts.

 TRANSFER FEE: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Any transfers made as a result of the predetermined mathematical formula will not count towards the total transfers allowed.

 ANNUAL MAINTENANCE FEE: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value invested in the Sub-accounts, whichever is less. Except for Optimum Plus, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 TAX CHARGE: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your purchase payments and is designed to approximate the taxes that we are required to pay.

 INSURANCE CHARGE: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

         --------------------------------------------------------------
                FEE/CHARGE         OPTIMUM  OPTIMUM FOUR  OPTIMUM PLUS
         --------------------------------------------------------------
         MORTALITY & EXPENSE RISK  0.50%       1.50%         0.50%
         CHARGE
         --------------------------------------------------------------
         ADMINISTRATION CHARGE     0.15%       0.15%         0.15%
         --------------------------------------------------------------
         TOTAL INSURANCE CHARGE    0.65%       1.65%         0.65%
         --------------------------------------------------------------

 DISTRIBUTION CHARGE: For Optimum and Optimum Plus, we deduct a Distribution Charge daily. It is an annual charge assessed on a daily basis. The charge is assessed for a certain number of years against the average assets allocated to the Sub-accounts and is equal to the following:

-------------------------------------------------------------------------------------------
    FEE/CHARGE                OPTIMUM            OPTIMUM FOUR         OPTIMUM PLUS
-------------------------------------------------------------------------------------------
DISTRIBUTION CHARGE  0.60% in Annuity Years 1-8      N/A       1.00% in Annuity Years 1-10
-------------------------------------------------------------------------------------------

 CHARGES FOR OPTIONAL BENEFITS: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain optional benefits, such as Highest Daily Lifetime Seven, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts and DCA Fixed Rate Options periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each optional benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 COSTS TO SELL AND ADMINISTER OUR VARIABLE ANNUITY

 Your Financial Professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your Financial Professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your Financial Professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your Financial Professional or us. See "General Information".


 OTHER INFORMATION
 Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
 Each variable investment option is a Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B (see "What are Separate Accounts" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective. Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm. The Portfolios that you select are your choice - we do not provide investment advice, and we do not recommend or endorse any particular Portfolio. You bear the investment risk for amounts allocated to the Portfolios. Please see the "General Information" section of this Prospectus, under the heading concerning service fees for a discussion of fees that we may receive from underlying mutual funds and/or their families.

 When you purchase one of the Annuities, you will be required to participate in LPL's asset allocation program which does not utilize all of the investment options available under the Annuities. Unless you have elected an optional benefit that requires you to stay in the asset allocation program, you will be permitted to transfer Account Value out of the asset allocation program subsequent to the Issue Date. Currently, the following optional benefits require that you maintain your Account Value in one or more of the asset allocation programs: Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 and Highest Daily Lifetime 6 Plus benefits, GRO Plus 2008, Highest Daily GRO, GRO Plus II, Highest Daily GRO II, and the Highest Daily Value death benefit. The asset allocation program is offered by LPL. We have not designed the models or the program, and we are not responsible for them. Our role is limited to administering the model you select. For additional information, see Appendix C - "Additional Information on Asset Allocation Programs." If your Annuity is no longer held through LPL, we will not require you to continue to participate in LPL's asset allocation program. In that event, you will be permitted to allocate your Account Value to any permitted Portfolio (unless you are obligated to invest in specified Portfolios to participate in an optional benefit).

 The optional benefits listed above employ predetermined formulas, under which money is transferred between your chosen variable Sub-accounts and a bond portfolio (the "AST Investment Grade Bond Sub-account").


 WHETHER OR NOT YOU ELECTED AN OPTIONAL BENEFIT SUBJECT TO THE PREDETERMINED MATHEMATICAL FORMULA, YOU SHOULD BE AWARE THAT THE OPERATION OF THE FORMULA MAY RESULT IN LARGE-SCALE ASSET FLOWS INTO AND OUT OF THE SUB-ACCOUNTS. THESE ASSET FLOWS COULD ADVERSELY IMPACT THE PORTFOLIOS, INCLUDING THEIR RISK PROFILE, EXPENSES AND PERFORMANCE. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the portfolios may be used as investments in certain Permitted Sub-accounts that are structured as funds-of-funds. Because transfers between the Sub-accounts and the AST Investment Grade Bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the portfolios could experience the following effects, among others:


    (a)a portfolio's investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor's ability to fully implement the portfolio's investment strategy;
    (b)the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
    (c)a portfolio may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the portfolio compared to other similar funds.

 The asset flows caused by the formula may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners' Account Value may be transferred to the AST Investment Grade Bond Sub-account and others Owners' Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to the AST Investment Grade Bond Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.

 The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.

 Please consult the prospectus for the applicable portfolio for additional information about these effects.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name includes the prefix "AST" are Portfolios of Advanced Series Trust. The investment managers for AST are AST Investment Services, Inc., a

 Prudential Financial Company, and Prudential Investments LLC, both of which are affiliated companies of Prudential Annuities. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.


 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

 THE FOLLOWING TABLE CONTAINS LIMITED INFORMATION ABOUT THE PORTFOLIOS. BEFORE SELECTING AN INVESTMENT OPTION, YOU SHOULD CAREFULLY REVIEW THE SUMMARY PROSPECTUSES AND/OR PROSPECTUSES FOR THE PORTFOLIOS, WHICH CONTAIN DETAILS ABOUT THE INVESTMENT OBJECTIVES, POLICIES, RISKS, COSTS AND MANAGEMENT OF THE PORTFOLIOS. YOU CAN OBTAIN THE SUMMARY PROSPECTUSES, THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PORTFOLIOS BY CALLING 1-888-PRU-2888.

     ADVANCED SERIES           STYLE/                     INVESTMENT                            PORTFOLIO
      TRUST ("AST")             TYPE                 OBJECTIVES/POLICIES                         ADVISOR/
      PORTFOLIO NAME                                                                          SUBADVISOR(S)
----------------------------------------------------------------------------------------------------------------------
 AST ACADEMIC STRATEGIES        ASSET        Seeks long-term capital appreciation.    AlphaSimplex Group, LLC
ASSET ALLOCATION PORTFOLIO   ALLOCATION                                               AQR Capital Management, LLC
                                                                                         and CNH Partners, LLC
                                                                                      CoreCommodity Management,
                                                                                         LLC
                                                                                      First Quadrant, L.P.
                                                                                      Jennison Associates LLC
                                                                                      J.P. Morgan Investment
                                                                                         Management, Inc.
                                                                                      Pacific Investment Management
                                                                                         Company LLC (PIMCO)
                                                                                      Prudential Investments LLC
                                                                                      Quantitative Management
                                                                                         Associates LLC
                                                                                      Western Asset Management
                                                                                         Company/Western Asset
                                                                                         Management Company Limited
----------------------------------------------------------------------------------------------------------------------
    AST BALANCED ASSET          ASSET        Seeks to obtain the highest potential    Prudential Investments LLC
   ALLOCATION PORTFOLIO      ALLOCATION      total return consistent with its         Quantitative Management
                                             specified level of risk tolerance.          Associates LLC
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2015     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2016     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2017     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2018     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2019     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2020     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2021     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------
 AST BOND PORTFOLIO 2022     FIXED INCOME    Seeks the highest total return for a     Prudential Investment
                                             specific period of time, consistent         Management, Inc.
                                             with the preservation of capital and
                                             liquidity needs.
----------------------------------------------------------------------------------------------------------------------

       ADVANCED SERIES             STYLE/                     INVESTMENT                             PORTFOLIO
        TRUST ("AST")               TYPE                  OBJECTIVES/POLICIES                         ADVISOR/
       PORTFOLIO NAME                                                                               SUBADVISOR(S)
----------------------------------------------------------------------------------------------------------------------------
   AST BOND PORTFOLIO 2023      FIXED INCOME     Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST BOND PORTFOLIO 2024      FIXED INCOME     Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
   AST BOND PORTFOLIO 2025      FIXED INCOME     Seeks the highest total return for a      Prudential Investment
                                                 specific period of time, consistent          Management, Inc.
                                                 with the preservation of capital and
                                                 liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
  AST CAPITAL GROWTH ASSET         ASSET         Seeks to obtain a total return            Prudential Investments LLC
    ALLOCATION PORTFOLIO         ALLOCATION      consistent with its specified level of    Quantitative Management
                                                 risk tolerance.                              Associates LLC
----------------------------------------------------------------------------------------------------------------------------
  AST COHEN & STEERS REALTY      SPECIALTY       Seeks to maximize total return            Cohen & Steers Capital
          PORTFOLIO                              through investment in real estate            Management, Inc.
                                                 securities.
----------------------------------------------------------------------------------------------------------------------------
  AST FEDERATED AGGRESSIVE       SMALL-CAP       Seeks capital growth.                     Federated Equity Management
      GROWTH PORTFOLIO             GROWTH                                                     Company of Pennsylvania/
                                                                                              Federated Global Investment
                                                                                              Management Corp.
----------------------------------------------------------------------------------------------------------------------------
   AST GOLDMAN SACHS LARGE-      LARGE-CAP       Seeks long-term growth of capital.        Goldman Sachs Asset
     CAP VALUE PORTFOLIO           VALUE                                                      Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
    AST GOLDMAN SACHS MID-        MID-CAP        Seeks long-term growth of capital.        Goldman Sachs Asset
    CAP GROWTH PORTFOLIO           GROWTH                                                     Management, L.P.
----------------------------------------------------------------------------------------------------------------------------
    AST HERNDON LARGE-CAP        LARGE-CAP       Seeks maximum growth of capital by        Herndon Capital Management,
VALUE PORTFOLIO (formerly AST      VALUE         investing primarily in the value             LLC
 BlackRock Value Portfolio):                     stocks of larger companies.
----------------------------------------------------------------------------------------------------------------------------
  AST INTERNATIONAL GROWTH      INTERNATIONAL    Seeks long-term capital growth.           Jennison Associates LLC
          PORTFOLIO                EQUITY                                                  Neuberger Berman Management
                                                                                              LLC
                                                                                           William Blair & Company, LLC
----------------------------------------------------------------------------------------------------------------------------
   AST INTERNATIONAL VALUE      INTERNATIONAL    Seeks capital growth.                     LSV Asset Management
          PORTFOLIO                EQUITY                                                  Thornburg Investment
                                                                                              Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AST INVESTMENT GRADE BOND     FIXED INCOME     Seeks to maximize total return,           Prudential Investment
          PORTFOLIO                              consistent with the preservation of          Management, Inc.
                                                 capital and liquidity needs.
----------------------------------------------------------------------------------------------------------------------------
       AST J.P. MORGAN          INTERNATIONAL    Seeks capital growth.                     J.P. Morgan Investment
    INTERNATIONAL EQUITY           EQUITY                                                     Management, Inc.
          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
     AST LARGE-CAP VALUE         LARGE-CAP       Seeks current income and long-term        Hotchkis and Wiley Capital
          PORTFOLIO                VALUE         growth of income, as well as capital         Management, LLC
                                                 appreciation.
----------------------------------------------------------------------------------------------------------------------------
   AST LOOMIS SAYLES LARGE-      LARGE-CAP       Seeks capital growth. Income              Loomis, Sayles & Company,
    CAP GROWTH PORTFOLIO           GROWTH        realization is not an investment             L.P.
                                                 objective and any income realized on
                                                 the Portfolio's investments,
                                                 therefore, will be incidental to the
                                                 Portfolio's objective.
----------------------------------------------------------------------------------------------------------------------------

     ADVANCED SERIES           STYLE/                     INVESTMENT                              PORTFOLIO
      TRUST ("AST")             TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
      PORTFOLIO NAME                                                                             SUBADVISOR(S)
--------------------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED   FIXED INCOME    Seeks income and capital                  Lord, Abbett & Co. LLC
     INCOME PORTFOLIO                        appreciation to produce a high total
                                             return.
--------------------------------------------------------------------------------------------------------------------------
 AST MFS GROWTH PORTFOLIO     LARGE-CAP      Seeks long-term capital growth and        Massachusetts Financial Services
                               GROWTH        future, rather than current income.          Company
--------------------------------------------------------------------------------------------------------------------------
    AST MID-CAP VALUE          MID-CAP       Seeks to provide capital growth by        EARNEST Partners, LLC
        PORTFOLIO               VALUE        investing primarily in mid-               WEDGE Capital Management
                                             capitalization stocks that appear to         L.L.P.
                                             be undervalued.
--------------------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO   FIXED INCOME    Seeks high current income and             Prudential Investment
                                             maintain high levels of liquidity.           Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN        MID-CAP       Seeks capital growth.                     Neuberger Berman Management
 MID-CAP GROWTH PORTFOLIO      GROWTH                                                     LLC
--------------------------------------------------------------------------------------------------------------------------
   AST NEUBERGER BERMAN/       MID-CAP       Seeks capital growth.                     LSV Asset Management
    LSV MID-CAP VALUE           VALUE                                                  Neuberger Berman Management
        PORTFOLIO                                                                         LLC
--------------------------------------------------------------------------------------------------------------------------
 AST NEW DISCOVERY ASSET        ASSET        Seeks total return.                       Bradford & Marzec LLC
   ALLOCATION PORTFOLIO      ALLOCATION                                                Brown Advisory, LLC
                                                                                       C.S. McKee, LP
                                                                                       EARNEST Partners, LLC
                                                                                       Epoch Investment Partners, Inc.
                                                                                       Parametric Portfolio Associates
                                                                                          LLC Security Investors, LLC
                                                                                       Thompson, Siegel & Walmsley
                                                                                          LLC
--------------------------------------------------------------------------------------------------------------------------
    AST PIMCO LIMITED        FIXED INCOME    Seeks to maximize total return            Pacific Investment Management
 MATURITY BOND PORTFOLIO                     consistent with preservation of              Company LLC (PIMCO)
                                             capital and prudent investment
                                             management.
--------------------------------------------------------------------------------------------------------------------------
  AST PIMCO TOTAL RETURN     FIXED INCOME    Seeks to maximize total return            Pacific Investment Management
      BOND PORTFOLIO                         consistent with preservation of              Company LLC (PIMCO)
                                             capital and prudent investment
                                             management.
--------------------------------------------------------------------------------------------------------------------------
  AST PRESERVATION ASSET        ASSET        Seeks to obtain a total return            Prudential Investments LLC
   ALLOCATION PORTFOLIO      ALLOCATION      consistent with its specified level of    Quantitative Management
                                             risk tolerance.                              Associates LLC
--------------------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP GROWTH       SMALL-CAP      Seeks long-term capital growth.           Eagle Asset Management, Inc.
        PORTFOLIO              GROWTH                                                  Emerald Mutual Fund Advisers
                                                                                          Trust
--------------------------------------------------------------------------------------------------------------------------
   AST SMALL-CAP VALUE        SMALL-CAP      Seeks to provide long-term capital        ClearBridge Investments, LLC
        PORTFOLIO               VALUE        growth by investing primarily in          J.P. Morgan Investment
                                             small-capitalization stocks that             Management, Inc.
                                             appear to be undervalued.                 Lee Munder Capital Group, LLC
--------------------------------------------------------------------------------------------------------------------------
 AST T. ROWE PRICE EQUITY     LARGE-CAP      Seeks substantial dividend income as      T. Rowe Price Associates, Inc.
     INCOME PORTFOLIO           VALUE        well as long-term growth of capital
                                             through investments in the common
                                             stocks of established companies.
--------------------------------------------------------------------------------------------------------------------------

      ADVANCED SERIES            STYLE/                      INVESTMENT                             PORTFOLIO
       TRUST ("AST")              TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
      PORTFOLIO NAME                                                                               SUBADVISOR(S)
---------------------------------------------------------------------------------------------------------------------------
     AST T. ROWE PRICE         LARGE-CAP       Seeks long-term growth of capital by       T. Rowe Price Associates, Inc.
LARGE-CAP GROWTH PORTFOLIO       GROWTH        investing predominantly in the equity
                                               securities of a limited number of
                                               large, carefully selected, high-quality
                                               U.S. companies that are judged likely
                                               to achieve superior earnings growth.
---------------------------------------------------------------------------------------------------------------------------
 AST TEMPLETON GLOBAL BOND    FIXED INCOME     Seeks to provide current income with       Franklin Advisers, Inc.
PORTFOLIO (formerly the AST                    capital appreciation and growth of
 T. Rowe Price Global Bond                     income.
        Portfolio)
---------------------------------------------------------------------------------------------------------------------------
  AST WESTERN ASSET CORE      FIXED INCOME     Seeks to maximize total return,            Western Asset Management
    PLUS BOND PORTFOLIO                        consistent with prudent investment            Company/ Western Asset
                                               management and liquidity needs, by            Management Company Limited
                                               investing to obtain the average
                                               duration specified for the Portfolio.
---------------------------------------------------------------------------------------------------------------------------
         VARIABLE                STYLE/                      INVESTMENT                             PORTFOLIO
        INSURANCE                 TYPE                  OBJECTIVES/POLICIES                          ADVISOR/
       TRUST ("VIT")                                                                               SUBADVISOR(S)
      PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------------------------
                                               WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE VT     INTERNATIONAL    Seeks long-term capital appreciation.      Wells Fargo Funds Management,
INTERNATIONAL EQUITY FUND -      EQUITY                                                      LLC, advisor; Wells Capital
          CLASS 1                                                                            Management Inc., subadvisor
---------------------------------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE VT      LARGE-CAP       Seeks long-term capital appreciation.      Wells Fargo Funds Management,
    OMEGA GROWTH FUND -          GROWTH                                                      LLC, advisor; Wells Capital
          CLASS 1                                                                            Management Inc., subadvisor
---------------------------------------------------------------------------------------------------------------------------



 Security Capital Research & Management Incorporated is a wholly owned subsidiary of J.P. Morgan Investment Management Inc.


 WHAT ARE THE FIXED ALLOCATIONS?
 The Fixed Allocations consist of the MVA Fixed Allocations, the Fixed Allocations and DCA Fixed Allocations used with our dollar-cost averaging program, and (with respect to Highest Daily Lifetime Five only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the Prospectus concerning Highest Daily Lifetime Five. We describe the DCA Fixed Allocations in the section entitled "Do You Offer Dollar Cost Averaging?"

 We offer MVA Fixed Allocations of different durations during the accumulation period. These "MVA Fixed Allocations" earn a guaranteed fixed rate of interest for a specified period of time, called the "Guarantee Period." In most states, we offer MVA Fixed Allocations with Guarantee Periods from 1 to 10 years. We may also offer special purpose MVA Fixed Allocations for use with certain optional investment programs. We guarantee the fixed rate for the entire Guarantee Period. However, for certain MVA Fixed Allocations, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a "Market Value Adjustment." The Market Value Adjustment can either be positive or negative, depending on the movement of applicable interest rates. Please refer to the section entitled "How does the Market Value Adjustment Work?" for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one MVA Fixed Allocation at a time.

 Fixed Allocations are not available in Maryland, Nevada, North Dakota, Vermont and Washington. Availability of Fixed Allocations is subject to change and may differ by state and by the annuity product you purchase. Please call Prudential Annuities at 1-888-PRU-2888 to determine availability of Fixed Allocations in your state and for your annuity product. You may not allocate Account Value to MVA Fixed Allocations if you have elected the following Optional Benefits: Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, Spousal Highest Daily Lifetime Seven Income Benefit, Highest Daily Value Death Benefit, Highest Daily Lifetime Seven with Beneficiary Income Option, Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily GRO II, GRO Plus II, Highest Daily Lifetime 7 Plus Income Benefit, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator,

 Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator and Spousal Highest Daily Lifetime 6 Plus. The interest rate that we credit to the MVA Fixed Allocations may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts.

 No specific fees or expenses are deducted when determining the rate we credit to an MVA Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to MVA Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the MVA Fixed Allocations.

                               FEES AND CHARGES

 The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Prudential Annuities may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Prudential Annuities incurs in promoting, distributing, issuing and administering an Annuity and to offset a portion of the costs associated with offering any Credits which are funded through Prudential Annuities' general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Annuity. A portion of the proceeds that Prudential Annuities receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including appreciation on amounts that represent any Credits.

 WHAT ARE THE CONTRACT FEES AND CHARGES?

 CONTINGENT DEFERRED SALES CHARGE: We do not deduct a sales charge from purchase payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. For purposes of calculating the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity. The CDSC percentages for each Annuity are shown under "Summary of Contract Fees and Charges". If you purchase Optimum Plus and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from purchase payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC under certain circumstances including, certain medically-related circumstances or when taking a Minimum Distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals, Medically-Related Surrenders and Minimum Distributions are each explained more fully in the section entitled "Access to Your Account Value".

 TRANSFER FEE: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20/th/ in each Annuity Year. The fee will never be more than $15.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one
 (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the 20 free transfers. Similarly, transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If you are enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 ANNUAL MAINTENANCE FEE: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value (including any amounts in Fixed Allocations), invested in the Sub-accounts, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the

 Annuity Year, the fee is deducted at the time of surrender. The fee is taken out only from the Sub-accounts. With respect to Optimum and Optimum Four, currently, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. With respect to Optimum Plus, we deduct the Annual Maintenance Fee regardless of Account Value. We do not impose the Annual Maintenance Fee upon annuitization, the payment of a Death Benefit, or a Medically-Related Surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase. For beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value. For a non-qualified Beneficiary Continuation Option, the fee is only applicable if the Account Value is less than $25,000 at the time the fee is assessed.

 TAX CHARGE: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of purchase payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

 We will pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the Annuity. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

 In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because
 (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.


 INSURANCE CHARGE: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Prudential Annuities for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that may provide guaranteed benefits to your beneficiaries even if the market declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


 The Insurance Charge is not deducted against assets allocated to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

 DISTRIBUTION CHARGE: For Optimum and Optimum Plus, we deduct a Distribution Charge daily. The charge is assessed against the average assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges" on an annual basis. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity and, with respect to Optimum Plus, the costs associated with offering Credits which are funded through Prudential Annuities' general account. The Distribution Charge is deducted against your Annuity's Account Value and any increases or decreases in your Account Value based on market fluctuations of the Sub-accounts will affect the charge.


 CHARGES FOR OPTIONAL BENEFITS: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime 6 Plus, the charge is assessed against the greater of Account Value and Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the sections entitled "Summary of Contract Fees and Charges" for the list of charges for each optional benefit.


 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities and 1.40% for qualified Annuities.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Prudential Annuities with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from an MVA Fixed Allocation.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. If you select a variable payment option that we may offer, then the amount of your benefits will reflect changes in the value of your Annuity and will be subject to charges that apply under the variable immediate annuity option. Also, a tax charge may apply (see "Tax Charge" above). Currently, we only offer fixed payment options.

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 PLEASE NOTE THAT THESE ANNUITIES ARE NO LONGER AVAILABLE FOR NEW SALES. THE INFORMATION PROVIDED IN THIS SECTION IS FOR INFORMATIONAL PURPOSES ONLY.

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.

 INITIAL PURCHASE PAYMENT: We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows:
 $1,000 for Optimum, and $10,000 for Optimum Plus and Optimum Four. However, if you decided to make payments under a systematic investment or an electronic funds transfer program, we would have accepted a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent purchase payments plus your initial Purchase Payment totaled the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equal $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments would equal or exceed that $1 million threshold. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner's ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

 Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Non-Qualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.

 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Prudential Annuities. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Prudential Annuities via wiring funds through your Financial Professional's broker-dealer firm. Additional purchase payments may also be applied to your Annuity under an electronic funds transfer arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.

 AGE RESTRICTIONS: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for Optimum, age 75 for Optimum Plus and age 85 for Optimum Four. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. Under the Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 "BENEFICIARY" ANNUITY
 You may purchase an Annuity if you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent's annuity into one of the Annuities described in the prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a non-qualified annuity, for distributions based on lives age 70 or under. This transfer option is also not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a "Beneficiary Continuation Option".

 Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. We will calculate your required distributions based on the applicable life expectancy in the year of the decedent's death, using Table 1 in IRS Publication 590. These distributions are not subject to any CDSC.

 For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent's death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2, however if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see "Required Distributions Upon Your Death for Qualified Annuity Contracts" in the Tax Considerations section of your prospectus.

 For non-qualified Annuities, distributions must begin within one year of the decedent's death. For additional information regarding the tax considerations applicable to beneficiaries of a non-qualified Annuity see "Required Distributions Upon Your Death for Nonqualified Annuity Contracts" in the Tax Consideration section of your prospectus.

 You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.

 The Annuity may provide a basic Death Benefit upon death, and you may name "successors" who may receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.

 Please note the following additional limitations:
..   No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple "Transfer of Assets" or "TOA's" into a single contact as part of this "Beneficiary" Annuity.
..   You may not elect any optional living or death benefits. Annuity Rewards is not available.
..   You may not annuitize the Annuity; no annuity options are available.
..   You may participate only in the following programs: Auto-Rebalancing,
    Dollar Cost Averaging, Systematic Withdrawals, and Third Party Investment Advisor.
..   You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A "Beneficiary Annuity" may not be co-owned.
..   If the Annuity is funded by means of transfer from another "Beneficiary
    Annuity" with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another "Beneficiary Annuity" where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.
..   The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and
    (3) the beneficiaries of the trust who are beneficiaries with respect to the trust's interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30/th/ of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request. If the beneficial owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor. If the beneficial owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest beneficiary under the trust.
..   If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.
..   If you are transferring proceeds as beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first required distribution. If, for any reason, your transfer request impedes our ability to complete your first distribution by the required date, we will be unable to accept your transfer request.

 OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

   . Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. This Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term "Owner."
   . Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances and where allowed by law, you may name one or more Contingent Annuitants. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the Prospectus. For Beneficiary Annuities, instead of an Annuitant there is a "Key Life" which is used to determine the annual required distributions.
   . Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary Designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of Beneficiary, the term "Successor" is used.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity, or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 In general, you may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing in a form acceptable to us. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. Upon an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:
..   a new Owner subsequent to the death of the Owner or the first of any joint
    Owners to die, except where a spouse Beneficiary has become the Owner as a result of an Owner's death;
..   a new Annuitant subsequent to the Annuity Date;
..   for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
..   a change in Beneficiary if the Owner had previously made the designation irrevocable;

..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law); and

..   a new Annuitant for a contract issued to a grantor trust where the new
    Annuitant is not the grantor of the trust.

 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" sections of this Prospectus for any such restrictions.

 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Generally, any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the designated Annuitant. We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us.

 UNLESS PROHIBITED BY APPLICABLE STATE LAW, WE RESERVE THE RIGHT TO REFUSE A PROPOSED CHANGE OF OWNER AND/OR BENEFICIARY, AND A PROPOSED ASSIGNMENT OF THE ANNUITY. WE ACCEPT ASSIGNMENTS OF NON-QUALIFIED ANNUITIES ONLY.

 We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
..   a company(ies) that issues or manages viatical or structured settlements;
..   an institutional investment company;
..   an Owner with no insurable relationship to the Annuitant or Contingent
    Annuitant (a "Stranger-Owned Annuity" or "STOA"); or
..   a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.


 WE WILL IMPLEMENT THIS RIGHT ON A NON-DISCRIMINATORY BASIS, AND TO THE EXTENT ALLOWED BY STATE LAW, AND WE ARE NOT OBLIGATED TO PROCESS YOUR REQUEST WITHIN ANY PARTICULAR TIMEFRAME. For New York Annuities, a request to change the Owner, Annuitant, Contingent Annuitant, Beneficiary and contingent Beneficiary designations is effective when signed, and an assignment is effective upon our receipt. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax advisor for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.


 DEATH BENEFIT SUSPENSION UPON CHANGE OF OWNER OR ANNUITANT. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 SPOUSAL DESIGNATIONS
 If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.

 Spousal assumption is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the

 Internal Revenue Code ("Code") (or any successor Code section thereto) ("Custodial Account") and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.

 Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to purchase a new Annuity, subject to the rules current at the time of purchase, with the withdrawn funds.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes. Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner. Please see "Tax Considerations" for more information.


 CONTINGENT ANNUITANT
 Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Internal Revenue Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account, as described in the above section.

 Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to receive the Death Benefit, the Account Value of the Annuity as of the date of due proof of death of the Annuitant will reflect the amount that would have been payable had a Death Benefit been paid. See the section above entitled "Spousal Designations" for more information about how the Annuity can be continued by a Custodial Account.

 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Account Value plus any tax charge deducted, less any applicable federal and state income tax withholding and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period and may be subject to a market value adjustment if it was allocated to a MVA Fixed Allocation, to the extent allowed by State law. However, where required by law, we will return your Purchase Payment(s), if they are greater than your current Account Value less any federal and state income tax withholding. With respect to Optimum Plus, if you return your Annuity, we will not return any Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 Unless we agree otherwise and subject to our rules, the minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in our Systematic Investment Plan or a periodic Purchase Payment program. purchase payments made while you participate in an asset allocation program will be allocated in accordance with such benefit. Additional purchase payments may be made at any time before the Annuity Date, or prior to the Account Value being reduced to zero. Purchase payments are not permitted if the Annuity is held as a Beneficiary Annuity. Please see the "Living Benefits" section of this prospectus for further information on additional Purchase Payments.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional purchase payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity (unless your Annuity is being held as a Beneficiary Annuity). We call our electronic funds transfer program "The Systematic Investment Plan." Purchase payments made through electronic funds transfer may only be allocated to the Sub-accounts when applied. Different allocation requirements may apply in connection with certain optional benefits. We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic purchase payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent purchase payments.)

 INITIAL PURCHASE PAYMENT: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate purchase payments to one or more available Sub-accounts or available Fixed Allocations. Investment restrictions will apply if you elect certain optional benefits.

 SUBSEQUENT PURCHASE PAYMENTS: Unless you participate in an asset allocation program, or unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions. Unless you tell us otherwise, Purchase Payments made while you participate in an asset allocation program will be allocated in accordance with such program.

 HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE OPTIMUM AND OPTIMUM FOUR ANNUITIES? We apply a Loyalty Credit to your Annuity's Account Value at the end of your fifth Annuity Year ("fifth Annuity Anniversary"). With respect to Optimum, for annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 0.50% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. With respect to Optimum Four, for annuities issued between June 20, 2005 and February 13, 2006, the Loyalty Credit is equal to 2.25% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. For Optimum Four Annuities issued on or after February 13, 2006, the Loyalty
 Credit is equal to 2.75% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary.

 If the total purchase payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary, no Loyalty Credit will be applied to your Annuity. Also, no Loyalty Credit will be applied to your Annuity if your Account Value is zero on the fifth Annuity Anniversary. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Guaranteed Minimum Withdrawal Benefit, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus. In addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity
 Anniversary: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; (iii) your Beneficiary has elected our Beneficiary Continuation Option; or (iv) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the Annuity under our spousal continuation option, we will apply the Loyalty Credit to your Annuity only on the fifth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Loyalty Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.

 HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE OPTIMUM AND OPTIMUM FOUR ANNUITIES?
 Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity Anniversary will be allocated to the Fixed Allocations and Sub-accounts according to the "hierarchy" described in this paragraph. This hierarchy consists of a priority list of investment options, and the Loyalty Credit is applied based on which of the items below is applicable and in effect when the Loyalty Credit is applied. Thus, if a given item in the priority list is inapplicable to you, we move to the next item. The hierarchy is as follows: (a) if you participate in an asset allocation program (see Appendix C for a description of such programs), in accordance with that program, (b) in accordance with your standing allocation instructions (c) if you participate in the Systematic Investment Plan, in accordance with that Plan, (d) if you participate in an automatic rebalancing program, in accordance with that program (e) in accordance with how your most recent purchase payment was allocated and (f) otherwise in accordance with your instructions, if items (a) through (e) above are not permitted or applicable.

 EXAMPLE OF APPLYING THE LOYALTY CREDIT WITH RESPECT TO OPTIMUM.
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 0.50% of $15,000 (this represents the $20,000 of Purchase Payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00.

 EXAMPLE OF APPLYING THE LOYALTY CREDIT WITH RESPECT TO OPTIMUM FOUR.
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 2.75% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $412.50.

 HOW DO I RECEIVE CREDITS UNDER THE OPTIMUM PLUS ANNUITY?
 We apply a "Credit" to your Annuity's Account Value each time you make a Purchase Payment during the first six (6) Annuity Years. The amount of the Credit is payable from our general account. The amount of the Credit depends on the Annuity Year in which the Purchase Payment(s) is made, according to the table below:

 For annuities issued prior to February 13, 2006:

                              ANNUITY YEAR  CREDIT
                              --------------------
                                  1         6.00%
                                  2         5.00%
                                  3         4.00%
                                  4         3.00%
                                  5         2.00%
                                  6         1.00%
                                  7+        0.00%
                              --------------------

 For annuities issued on or after February 13, 2006 (subject to state availability):

                              ANNUITY YEAR  CREDIT
                              --------------------
                                  1         6.50%
                                  2         5.00%
                                  3         4.00%
                                  4         3.00%
                                  5         2.00%
                                  6         1.00%
                                  7+        0.00%
                              --------------------

 HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE OPTIMUM PLUS ANNUITY? Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 EXAMPLES OF APPLYING CREDITS

 INITIAL PURCHASE PAYMENT
 Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. We would apply a 6.5% Credit to your Purchase Payment and allocate the amount of the Credit ($650 = $10,000 X .065) to your Account Value in the proportion that your Purchase Payment is allocated.

 ADDITIONAL PURCHASE PAYMENT IN ANNUITY YEAR 2
 Assume that you make an additional Purchase Payment of $5,000. We would apply a 5.0% Credit to your Purchase Payment and allocate the amount of the Credit ($250 = $5,000 X .05) to your Account Value.

 ADDITIONAL PURCHASE PAYMENT IN ANNUITY YEAR 6
 Assume that you make an additional Purchase Payment of $15,000. We would apply a 1.0% Credit to your Purchase Payment and allocate the amount of the Credit ($150 = $15,000 X .01) to your Account Value.

 The amount of any Optimum Plus Credits applied to your Optimum Plus Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:
   . any Optimum Plus Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity owned) date of death will be taken back (to the extent allowed by state law);
   . the amount available under the Medically-Related Surrender portion of the Annuity will not include the amount of any Optimum Plus Credits payable on Purchase Payments made within 12 months prior to the date of a request under the Medically-Related Surrender provision; and
   . if you elect to "free look" your Annuity, the amount returned to you will not include the amount of any Optimum Plus Credits.

 The Account Value may be substantially reduced if Prudential Annuities takes back the Optimum Plus Credit amount under these circumstances. The amount we take back will equal the Optimum Plus Credit amount, without adjustment up or down for investment performance. Therefore, any gain on the Optimum Plus Credit amount will not be taken back. But if there was a loss on the Optimum Plus Credit amount, the amount we take back will still equal the amount of the Optimum Plus Credit amount. We do not deduct a CDSC in any situation where we take back the Optimum Plus Credit amount. During the first 10 Annuity Years, the total asset-based charges on this Annuity (including the Insurance Charge and the Distribution Charge) are higher than many of our other annuities, including other annuities we offer that apply credits to Purchase Payments.

 GENERAL INFORMATION ABOUT CREDITS
   . We do not consider Credits to be "investment in the contract" for income tax purposes.
   . You may not withdraw the amount of any Credits under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of purchase payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. You may not transfer Account Value to any DCA fixed Allocation. You may only allocate payments to DCA Fixed Allocations.

 Currently, we charge $10.00 for each transfer after the twentieth
 (20/th/) transfer in each Annuity Year. Transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from an MVA Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee. We may also increase the Transfer Fee that we charge to $15.00 for each transfer after the number of free transfers has been used up. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.


 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a "writing",
 (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.


 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals; (ii) do not count any transfer that solely involves Sub-accounts corresponding to the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial.

 There are contract owners of different variable annuity contracts that are funded through the same Separate Account that are not subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Prudential Annuities as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction- specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.

 ALTHOUGH OUR TRANSFER RESTRICTIONS ARE DESIGNED TO PREVENT EXCESSIVE TRANSFERS, THEY ARE NOT CAPABLE OF PREVENTING EVERY POTENTIAL OCCURRENCE OF EXCESSIVE TRANSFER ACTIVITY.
 The Portfolios may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

 DO YOU OFFER DOLLAR COST AVERAGING?
 Yes. As discussed below, we offer Dollar Cost Averaging programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts, or a program that transfers amounts monthly from the Fixed Allocations. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.

 You can Dollar Cost Average from Sub-accounts or the Fixed Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:
..   You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
..   You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
..   Dollar Cost Averaging transfers from Fixed Allocations are not subject to a
    Market Value Adjustment.

 NOTE: WHEN A DOLLAR COST AVERAGING PROGRAM IS ESTABLISHED FROM A FIXED ALLOCATION, THE FIXED RATE OF INTEREST WE CREDIT TO YOUR ACCOUNT VALUE IS APPLIED TO A DECLINING BALANCE DUE TO THE TRANSFERS OF ACCOUNT VALUE TO THE SUB-ACCOUNTS DURING THE GUARANTEE PERIOD. THIS WILL REDUCE THE EFFECTIVE RATE OF RETURN ON THE FIXED ALLOCATION OVER THE GUARANTEE PERIOD.

 The Dollar Cost Averaging program is not available if you have elected an automatic rebalancing program or an asset allocation program. Dollar Cost Averaging from Fixed Allocations also is not available if you elect certain optional benefits.

 Prudential Annuities may offer Fixed Allocations with Guarantee Periods of 6 months or 12 months exclusively for use with a Dollar Cost Averaging program ("DCA Fixed Allocations"). DCA Fixed Allocations are designed to automatically transfer Account Value in either 6 or 12 payments under a Dollar Cost Averaging program. Dollar Cost Averaging transfers will be effected on the date the DCA Fixed Dollar Allocations is established and each month following until the entire principal amount plus earning is transferred. DCA Fixed Allocations may only be established with your initial Purchase Payment or additional purchase payments. You may not transfer existing Account Value to a DCA Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.

 Account Value allocated to the DCA Fixed Allocation will be transferred to the Sub-accounts you choose under the Dollar Cost Averaging program. If you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s), you must transfer all remaining Account Value to any other investment option. Unless you provide alternate instructions at the time you terminate the Dollar Cost Averaging program, Account Value will be transferred to the AST Money Market Sub-account unless restricted due to benefit election. Transfers from Fixed Allocations as part of a Dollar Cost Averaging program are not subject to a Market Value Adjustment. However, a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s).

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a Systematic Withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 If you are participating in an optional living benefit (such as Highest Daily Lifetime 6 Plus) that makes transfers under a pre-determined mathematical formula, and you elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

 ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
 Yes. Certain "static asset allocation programs" are provided by LPL Financial Corporation ("LPL"), the firm selling the Annuity. Initially, you may be required to enroll in an available asset allocation program if you purchase one of the Annuities. Additionally, certain optional benefits require your Account Value be maintained in a model in the asset allocation program. These programs are considered static because once you have selected a model portfolio, the Sub-accounts and the percentage of contract value allocated to each Sub-account cannot be changed without your consent and direction. The programs are available at no additional charge. Under these programs, the Sub-account for each asset class in each model portfolio is designated for you. Under the programs, the values in the Sub-accounts will be rebalanced periodically back to the indicated percentages for the applicable asset class within the model portfolio that you have selected. The programs are offered by LPL. We have not designed the models or the program, and we are not responsible for them. Our role is limited to administering the model you select. For more information on the asset allocation programs see the Appendix entitled "Additional Information on the Asset Allocation Programs."

 Asset allocation is a sophisticated method of diversification, which allocates assets among asset classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. No personalized investment advice is provided in connection with the asset allocation programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. LPL reserves the right to terminate or change the programs at any time. We reserve the right to change the way in which we administer the program you have selected with your LPL Financial Professional, and we reserve the right to terminate our administration of the programs. You should consult with your LPL Financial Professional before electing any asset allocation program.

 WHAT IS THE BALANCED INVESTMENT PROGRAM?
 We offer a balanced investment program where a portion of your Account Value is allocated to a Fixed Allocation and the remaining Account Value is allocated to the Sub-accounts that you select. When you enroll in the Balanced Investment Program, you choose the duration that you wish the program to last. This determines the duration of the Guarantee Period for the Fixed Allocation. Based on the fixed rate for the Guarantee Period chosen, we calculate the portion of your Account Value that must be allocated to the Fixed Allocation to grow to a specific "principal amount" (such as your initial Purchase Payment). We determine the amount based on the rates then in effect for the Guarantee Period you choose. If you continue the program until the end of the Guarantee Period and make no withdrawals or transfers, at the end of the Guarantee Period, the Fixed Allocation will have grown to equal the "principal amount". Withdrawals or transfers from the Fixed Allocation before the end of the Guarantee Period will terminate the program and may be subject to a Market Value Adjustment (which may be positive or negative). You can transfer the Account Value that is not allocated to the Fixed Allocation between any of the Sub-accounts available under your Annuity. Account Value you allocate to the Sub-accounts is subject to market fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program. This program is not available if your Annuity is held as a Beneficiary Annuity.

      EXAMPLE
      Assume you invest $100,000. You choose a 10-year program and allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 2.50%*. Based on the fixed interest rate for the Guarantee Period chosen, the factor is 0.781198 for determining how much of your Account Value will be allocated to the Fixed Allocation. That means that $78,120 will be allocated to the Fixed Allocation and the remaining Account Value ($21,880) will be allocated to the Sub-accounts. Assuming that you do not make any withdrawals or transfers from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the Sub-accounts.

 * The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. IF YOUR FINANCIAL PROFESSIONAL HAS THIS AUTHORITY, WE DEEM THAT ALL TRANSACTIONS THAT ARE DIRECTED BY YOUR FINANCIAL PROFESSIONAL WITH RESPECT TO YOUR ANNUITY HAVE BEEN AUTHORIZED BY YOU. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
 Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuities. EVEN IF THIS IS THE CASE, HOWEVER, PLEASE NOTE THAT THE INVESTMENT ADVISOR YOU ENGAGE TO PROVIDE ADVICE AND/OR MAKE TRANSFERS FOR YOU, IS NOT ACTING ON OUR BEHALF, BUT RATHER IS ACTING ON YOUR BEHALF. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Please note that if you have engaged a third-party investment advisor to provide asset allocation services with respect to your Annuity, we may not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. Highest Daily GRO).

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

 We or an affiliate of ours may provide administrative support to licensed, registered Financial Professionals or Investment advisors who you authorize to make financial transactions on your behalf. We may require Financial Professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the Financial Professional's or investment advisor's ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a Financial Professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) of Prudential Annuities.

 PLEASE NOTE: Annuities where your Financial Professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity directed by a Financial Professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a Financial Professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your Financial Professional. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).

 LIMITATIONS THAT WE MAY IMPOSE ON YOUR FINANCIAL PROFESSIONAL OR INVESTMENT ADVISOR UNDER THE TERMS OF THE ADMINISTRATIVE AGREEMENT DO NOT APPLY TO FINANCIAL TRANSACTIONS REQUESTED BY AN OWNER ON THEIR OWN BEHALF, EXCEPT AS OTHERWISE DESCRIBED IN THIS PROSPECTUS.

 HOW DO THE FIXED ALLOCATIONS WORK?
 We credit a fixed interest rate to the Fixed Allocation throughout a set period of time called a "Guarantee Period." Fixed Allocations currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed Allocations of different durations available in the future, including Fixed Allocations offered exclusively for use with certain optional investment programs. Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

 The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine, in our sole discretion, the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. Any change in interest rate does not affect Fixed Allocations that were in effect before the date of the change. To inquire as to the current rates for Fixed Allocations, please call 1-888-PRU-2888.

 A Guarantee Period for a Fixed Allocation begins:
   . when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
   . upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
   .   when you "renew" a Fixed Allocation by electing a new Guarantee Period.

 To the extent permitted by law, we may establish different interest rates for Fixed Allocations offered to a class of Owners who choose to participate in various optional investment programs we make available. This may include, but is not limited to, Owners who elect to use Fixed Allocations under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or the Balanced Investment Program.

 The interest rate credited to Fixed Allocations offered to this class of purchasers may be different than those offered to other purchasers who choose the same Guarantee Period but who do not participate in an optional investment program. Any such program is at our sole discretion.

 Prudential Annuities offers Fixed Allocations with Guarantee Periods of 3 months or 6 months exclusively for use as a short-term Fixed Allocation ("Short-term Fixed Allocations"). Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional Purchase Payments. You may not transfer existing Account Value to a Short-term Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.

 On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Money Market Sub-account. Short-term Fixed Allocations may not be renewed on the Maturity Date. If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.

 HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
 We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition. Some of these considerations are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts. For some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.

 We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

 The interest rate we credit for a Fixed Allocation may be subject to a minimum. Please refer to the Statement of Additional Information. In certain states the interest rate may be subject to a minimum under state law or regulation.

 HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
 If you transfer or withdraw Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a "Market Value Adjustment" or "MVA". Under certain optional benefits (such as GRO and GRO Plus) a formula transfers amounts between the MVA Fixed Allocations and the Permitted Sub-accounts. The amount of any Market Value Adjustment can be either positive or negative, depending on the movement of a combination of Strip Yields on Strips and an Option-adjusted Spread (each as defined below) between the time that you purchase the Fixed Allocation and the time you make a transfer or withdrawal. The Market Value Adjustment formula compares the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the MVA is being calculated. Any Market Value Adjustment that applies will be subject to our rules for complying with applicable state law.
..   "Strips" are a form of security where ownership of the interest portion of
    United States Treasury securities are separated from ownership of the underlying principal amount or corpus.
..   "Strip Yields" are the yields payable on coupon Strips of United States
    Treasury securities.
..   "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

 MVA FORMULA
 The MVA formula is applied separately to each MVA Fixed Allocation to determine the Account Value of the MVA Fixed Allocation on a particular date. The formula is as follows:

                        [(1+I) / (1+J+0.0010)]/^(N/365)/

                                     where:

        I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

        J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

        N is the number of days remaining in the original Guarantee Period.

 The denominator of the MVA formula includes a factor, currently equal to
 0.0010 or 0.10%. It is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

 If you surrender your Annuity under the right to cancel provision, the MVA formula is:

                          [(1 + I)/(1 + J)]/^(N/365)/

 MVA EXAMPLES
 The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:
   . You allocate $50,000 into a MVA Fixed Allocation (we refer to this as the "Allocation Date" in these examples) with a Guarantee Period of 5 years (we refer to this as the "Maturity Date" in these examples).
   . The Strip Yields for coupon Strips beginning on Allocation Date and maturing on Maturity Date plus the Option-adjusted Spread is 5.50% (I = 5.50%).
   . You make no withdrawals or transfers until you decide to withdraw the entire MVA Fixed Allocation after exactly three (3) years, at which point 730 days remain before the Maturity Date (N = 730).

 EXAMPLE OF POSITIVE MVA
 Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 4.00% (J = 4.00%). Based on these assumptions, the MVA would be calculated as follows:

   MVA Factor = [(1+I)/(1+J+0.0010)]/^(N/365)/ = [1.055/1.041]/2/ /= 1.027078
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $59,448.56

 EXAMPLE OF NEGATIVE MVA
 Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 7.00% (J = 7.00%). Based on these assumptions, the MVA would be calculated as follows:

   MVA Factor = [(1+I)/(1+J+0.0010)]/^(N/365)/ = [1.055/1.071]/2/ = 0.970345
                           Interim Value = $57,881.25
       Account Value after MVA = Interim Value X MVA Factor = $56,164.78

 WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
 The "Maturity Date" for a Fixed Allocation is the last day of the Guarantee Period (note that the discussion in this section of Guarantee Periods is not applicable to the DCA Fixed Allocations and the Benefit Fixed Rate Account). Before the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation's Account Value to another Fixed Allocation or to one or more Sub-accounts. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more Sub-accounts. We will notify you before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date.

 IF YOU DO NOT SPECIFY HOW YOU WANT A FIXED ALLOCATION TO BE ALLOCATED ON ITS MATURITY DATE, WE WILL THEN TRANSFER THE ACCOUNT VALUE OF THE FIXED ALLOCATION TO THE AST MONEY MARKET SUB-ACCOUNT. You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits. We may also apply a Market Value Adjustment to MVA Fixed Allocations being withdrawn or surrendered. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, as permitted, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?

 DURING THE ACCUMULATION PERIOD
 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer's age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.

 DURING THE ANNUITIZATION PERIOD
 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about nonqualified Annuities.

 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.

 To determine if a CDSC applies to partial withdrawals, we:

 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.
 2. Next determine what, if any, remaining amounts are withdrawals of purchase payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of purchase payments unless all purchase payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase payments are withdrawn on a first in, first out basis.
 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (NOTE, HOWEVER, THAT WE DO NOT PERMIT COMMUTATION ONCE ANNUITY PAYMENTS HAVE COMMENCED).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all purchase payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select ("systematic withdrawals"). This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.

 You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Internal Revenue Code or Required Minimum Distributions.

 You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.

 Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.


 If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. "Pro rata" means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.


 If you have a Guaranteed Lifetime Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit (GMWB) and elect, or have elected, to receive withdrawals under the benefit using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:
..   Excluding Lifetime Five and GMWB, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.
..   If you either have an existing or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to Lifetime Five), Protected Annual Withdrawal Amount (only applicable to GMWB) or LIA Amount (only applicable to a Lifetime Income Accelerator Benefit) or b) for a designated amount that is less than your Annual Income Amount or Protected Annual Withdrawal Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.
..   If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, Protected Annual Withdrawal Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your guaranteed withdrawal amounts available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your future guaranteed withdrawal amounts.
..   For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see "Living Benefits" later in this prospectus.


 Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.


 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTION 72(T) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. We may apply a Market Value Adjustment to any MVA Fixed Allocations. To request a program that complies with Section 72(t), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under
 Section 72(t). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of Required Minimum Distributions.)

 Required Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the Required Minimum Distribution rules under the Code. We do not assess a CDSC on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the Required Minimum Distribution provisions in relation to other savings or investment plans under other qualified retirement plans not maintained with Prudential Annuities. However, no MVA may be assessed on a withdrawal taken to meet RMD requirements applicable to your Annuity.

 The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a continued means of receiving income payments and satisfying the Required Minimum Distribution provisions under the Code.

 Please see "Highest Daily Lifetime 6 Plus" under the subsection "Required Minimum Distributions" for further information relating to Required Minimum Distributions if you own that benefit.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount. We may apply a Market Value Adjustment to any MVA Fixed Allocations.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

 To request the forms necessary to surrender your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

 We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below (a "Medically-Related Surrender"). The requirements of such a surrender and waiver may vary by state.

 We may apply a Market Value Adjustment to any MVA Fixed Allocations. If you request a full surrender, the amount payable will be your Account Value minus, with respect to Optimum Plus, (a) the amount of any Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or as otherwise stipulated by applicable State law); and (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to take back Credits as described above (if allowed by State law).

 This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:
   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a Medically-Related Surrender;
   . the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   . if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Annuitant's confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us; and
   .   no additional Purchase Payments can be made to the Annuity

 A "Contingency Event" occurs if the Annuitant is:
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts.

 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make available annuity options that provide fixed annuity payments. Your Annuity provides certain fixed annuity payment options. We do not guarantee to continue to make available or any other option other than the fixed annuity payment options set forth in your Annuity. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits. For additional information on annuity payment options you may request a Statement of Additional Information. You must annuitize your entire Account Value; partial annuitizations are not allowed.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law or under the terms of your Annuity. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant. See section below entitled "How and When Do I Choose the Annuity Payment Option?"

 Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

 Please note, with respect to Optimum Plus, you may not annuitize within the first three Annuity Years and with respect to Optimum and Optimum Four, you may not annuitize within the first Annuity Year.

 For Beneficiary Annuities, no annuity payments are available and all references to an Annuity Date are not applicable.

 OPTION 1
 PAYMENTS FOR LIFE: Under this option, income is payable periodically until the death of the "Key Life". The "Key Life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the Key Life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.

 OPTION 2
 PAYMENTS BASED ON JOINT LIVES: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Key Lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.

 OPTION 3
 PAYMENTS FOR LIFE WITH A CERTAIN PERIOD: Under this option, income is payable until the death of the Key Life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. Under this option, you cannot make a partial or full surrender of the annuity. If this Annuity is issued as a Qualified Annuity contract and annuity payments begin after age 92, then this Option will be modified to permit a period certain that will end no later than the life expectancy of the annuitant defined under the IRS Required Minimum Distribution tables.

 OPTION 4
 FIXED PAYMENTS FOR A CERTAIN PERIOD: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary until the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

 We may make different annuity and settlement options available in the future. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your contract.

 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your Annuity Date provided it is no later than the maximum Annuity Date that may be required by law or under the terms of your Annuity.

 For Annuities issued prior to November 20, 2006:
   . if you do not provide us with your Annuity Date, a default date for the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85/th/ birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
   . unless you instruct us otherwise, the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

 If you choose to defer the Annuity Date beyond the default date, the IRS may not consider your contract to be an annuity under the tax law. If that should occur, all gain in your Annuity at that time will become immediately taxable to you. Further, each subsequent year's increase in Account Value would be taxable in that year. By choosing to continue to defer after the default date, you will assume the risk that your Annuity will not be considered an annuity for federal income tax purposes.

 For Annuities issued on or after November 20, 2006:
   . Unless we agree otherwise, the Annuity Date you choose must be no later than the first day of the calendar month coinciding with or next following the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and the fifth anniversary of the Issue Date.
   . If you do not provide us with your Annuity Date, the maximum date as described above will be the default date; and, unless you instruct us otherwise, we will pay you the annuity payments and the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

 HOW ARE ANNUITY PAYMENTS CALCULATED?

 FIXED ANNUITY PAYMENTS
 If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the Key Life. Otherwise, the rates will differ according to the gender of the Key Life.

 ADJUSTABLE ANNUITY PAYMENTS
 We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5/th/) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?

 Prudential Annuities offers different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. Depending on which optional benefit you choose, you can have flexibility to invest in the Sub-accounts while:

..   protecting a principal amount from decreases in value as of specified future dates due to investment performance;
..   taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for certain types of lifetime income payments or lifetime withdrawals; or
..   providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
 Guaranteed Return Option Plus II (GRO Plus II)
 Highest Daily Guaranteed Return Option II (HD GRO II)
 Guaranteed Return Option (GRO)/1/
 Guaranteed Return Option Plus (GRO Plus)/1/
 Guaranteed Return Option Plus 2008 (GRO Plus 2008)/1/
 Highest Daily Guaranteed Return Option (Highest Daily GRO)/1/
 Guaranteed Minimum Withdrawal Benefit (GMWB)/1/
 Guaranteed Minimum Income Benefit (GMIB)/1/
 Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit/1/ Highest Daily Lifetime Five Income Benefit/1/
 Highest Daily Lifetime Seven Income Benefit/1/
 Spousal Highest Daily Lifetime Seven Income Benefit/1/
 Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit/1/ Highest Daily Lifetime Seven with Lifetime Income Accelerator Income Benefit/1/ Spousal Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit/1/
 Highest Daily Lifetime 7 Plus Income Benefit/1/
 Spousal Highest Daily Lifetime 7 Plus Income Benefit/1/
 Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit/1/
 Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit/1/ Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit/1/ Highest Daily Lifetime 6 Plus Income Benefit/1/
 Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator/1/
 Spousal Highest Daily Lifetime 6 Plus Income Benefit/1/

 (1)No longer available for new elections.

 Here is a general description of each kind of living benefit that exists under this Annuity:
..   GUARANTEED MINIMUM ACCUMULATION BENEFITS. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under our Highest
    Daily GRO II benefit, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or MVA Fixed Allocations, for certain of the benefits). The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.
..   GUARANTEED MINIMUM INCOME BENEFIT OR ("GMIB"). As discussed elsewhere in this Prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments.
    Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments.
    This benefit is no longer available for new elections.
..   GUARANTEED MINIMUM WITHDRAWAL BENEFIT OR ("GMWB"). This benefit is designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. This benefit guarantees that a specified amount will be available for withdrawal over time, even if the value of the annuity itself has declined. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. This benefit is no longer available for new elections.

..   LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFITS. These benefits also are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. These benefits differ, however, in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under our Highest Daily Lifetime 6 Plus benefit, for example, the guaranteed amount generally is equal to your highest daily Account Value, appreciated at six percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. Certain of these benefits are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., Highest Daily Lifetime 6 Plus), withdrawals in excess of the Annual Income Amount, called "Excess Income," will result in a permanent reduction in future guaranteed withdrawal amounts. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed withdrawal amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

 FINALLY, PLEASE NOTE THAT CERTAIN OF THESE BENEFITS REQUIRE YOUR PARTICIPATION IN A PREDETERMINED MATHEMATICAL FORMULA THAT MAY TRANSFER YOUR ACCOUNT VALUE BETWEEN CERTAIN PERMITTED SUB-ACCOUNTS AND A BOND PORTFOLIO SUB-ACCOUNT (OR THE GENERAL ACCOUNT, FOR ONE OF THE BENEFITS). ALTHOUGH NOT GUARANTEED, THE OPTIONAL LIVING BENEFIT INVESTMENT REQUIREMENTS AND THE APPLICABLE FORMULA ARE DESIGNED TO REDUCE THE DIFFERENCE BETWEEN YOUR ACCOUNT VALUE AND OUR LIABILITY UNDER THE BENEFIT. MINIMIZING SUCH DIFFERENCE GENERALLY BENEFITS US BY DECREASING THE RISK THAT WE WILL USE OUR OWN ASSETS TO MAKE BENEFIT PAYMENTS TO YOU. THOUGH THE INVESTMENT REQUIREMENTS AND FORMULAS ARE DESIGNED TO REDUCE RISK, THEY DO NOT GUARANTEE ANY APPRECIATION OF YOUR ACCOUNT VALUE. IN FACT, THEY COULD MEAN THAT YOU MISS APPRECIATION OPPORTUNITIES IN OTHER INVESTMENT OPTIONS. WE ARE NOT PROVIDING YOU WITH INVESTMENT ADVICE THROUGH THE USE OF ANY OF THE FORMULAS. IN ADDITION, THE FORMULAS DO NOT CONSTITUTE AN INVESTMENT STRATEGY THAT WE ARE RECOMMENDING TO YOU.

 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., Highest Daily Lifetime 6 Plus), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.

 PLEASE REFER TO THE BENEFIT DESCRIPTIONS THAT FOLLOW FOR A COMPLETE DESCRIPTION OF THE TERMS, CONDITIONS AND LIMITATIONS OF EACH OPTIONAL BENEFIT. INVESTMENT RESTRICTIONS APPLY IF YOU ELECT CERTAIN OPTIONAL LIVING BENEFITS. WE RESERVE THE RIGHT TO TERMINATE SUCH BENEFIT IF YOU ALLOCATE FUNDS INTO NON-PERMITTED INVESTMENT OPTIONS. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments).

 TERMINATION OF EXISTING BENEFITS AND ELECTION OF NEW BENEFITS

 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider and elect one of the currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period (you may elect a new benefit beginning on the next Valuation Day) to elect any living benefit once a living benefit is terminated provided that the benefit being elected is available for election post-issue. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your Financial Professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. NOTE THAT ONCE YOU TERMINATE AN EXISTING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.


 Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.


 Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down
 Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


 GUARANTEED RETURN OPTION PLUS II (GRO PLUS II)
 You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

 Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may "manually" lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you "manually" locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below "Key Feature - Allocation of Account Value"). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.

 If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.

 If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

 Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

 EXAMPLE
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2010
..   The benefit is elected on December 1, 2010
..   The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000
..   An enhanced guarantee amount of $300,000 is locked in on December 1, 2011
..   The Account Value immediately prior to the withdrawal is equal to $300,000
..   For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

 If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION (FIGURES ARE ROUNDED):

     Withdrawal Amount                                           $ 50,000
     Divided by Account Value before withdrawal                  $300,000
     Equals ratio                                                   16.67%
     All guarantees will be reduced by the above ratio (16.67%)
     Base guarantee amount                                       $166,667
     Enhanced guarantee amount                                   $250,000

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the "Permitted Sub-accounts."

 GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Appendix M of this prospectus, and applies to both (a) GRO Plus II and (b) elections of HD GRO II made prior to July 16, 2010.. A summary description of each AST bond portfolio Sub-account appears within the section entitled "What Are The Investment Objectives and Policies Of The Portfolios?". You can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the "current liability" may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.

 In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.

 The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   On March 20, 2010 (and at least until first a transfer is made out of the
    AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio

    Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
..   Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 ELECTION/CANCELLATION OF THE BENEFIT
 GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

 GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. YOU ALSO SHOULD BE AWARE THAT UPON CANCELLATION OF THE GRO PLUS II BENEFIT, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. THUS, THE GUARANTEES UNDER ANY NEWLY-ELECTED BENEFIT WILL BE BASED ON YOUR CURRENT ACCOUNT VALUE AT BENEFIT EFFECTIVENESS. THE BENEFIT YOU ELECT OR RE-ELECT MAY BE MORE EXPENSIVE THAN

 THE BENEFIT YOU CANCEL. ONCE THE GRO PLUS II BENEFIT IS CANCELED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE GRO PLUS II BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS.

 SPECIAL CONSIDERATIONS UNDER GRO PLUS II
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Options section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   Transfers to and from your elected Sub-accounts and an AST bond portfolio
    Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
    (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 CHARGES UNDER THE BENEFIT
 We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and
 (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 HIGHEST DAILY GUARANTEED RETURN OPTION II (HD GRO II)
 You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit. As detailed below under "Key Feature - Allocation of Account Value", your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.

 HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your

 Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing
 January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.

 If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.

 If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

 Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

 EXAMPLE
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2010
..   The benefit is elected on December 1, 2010
..   The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000
..   An additional guarantee amount of $300,000 is locked in on December 1, 2011
..   The Account Value immediately prior to the withdrawal is equal to $300,000
..   For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

 If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION (FIGURES ARE ROUNDED):

     Withdrawal Amount                                           $ 50,000
     Divided by Account Value before withdrawal                  $300,000
     Equals ratio                                                   16.67%
     All guarantees will be reduced by the above ratio (16.67%)
     Initial guarantee amount                                    $166,667
     Additional guarantee amount                                 $250,000

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the "Permitted Sub-accounts".

 HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix O of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options". In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value transfers between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).

 For example,
..   March 17, 2011 - a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 18, 2011 - you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.
..   On March 18, 2011 (and at least until first a transfer is made out of the
    AST bond portfolio Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).
..   Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 ELECTION/CANCELLATION OF THE BENEFIT
 HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New
 York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.

 HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see "Key Feature - Allocation of Account Value" section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. YOU ALSO SHOULD BE AWARE THAT UPON CANCELLATION OF THE HD GRO II BENEFIT, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. THUS, THE GUARANTEES UNDER YOUR NEWLY-ELECTED BENEFIT WILL BE BASED ON YOUR CURRENT ACCOUNT VALUE AT THE TIME THE NEW BENEFIT BECOMES EFFECTIVE. THE BENEFIT YOU ELECT OR RE-ELECT MAY BE MORE EXPENSIVE THAN THE BENEFIT YOU CANCEL.

 SPECIAL CONSIDERATIONS UNDER HD GRO II
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
..   Transfers to and from your elected Sub-accounts and an AST bond portfolio
    Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.
..   Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
..   As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
..   We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and
    (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 CHARGES UNDER THE BENEFIT
 We deduct an annualized charge equal to 0.60% of the average daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and
 (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 GUARANTEED RETURN OPTION PLUS (GRO PLUS)
 GRO PLUS IS NO LONGER AVAILABLE FOR ELECTION.

 GRO Plus is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period and any applicable subsequent period as the "maturity date") and on each anniversary of the maturity date thereafter while the benefit remains in effect, guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the "Protected Principal Value"). The benefit also offers you the opportunity to elect a second, enhanced guaranteed amount at a later date if your Account Value has increased, while preserving the guaranteed amount established on the effective date of your benefit. The enhanced guaranteed amount (called the "Enhanced Protected Principal Value") guarantees that, after a separate period following election of the enhanced guarantee and on each anniversary thereafter while this enhanced guarantee amount remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee.

 The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts between the Sub-accounts you choose and MVA Fixed Allocations used to support the Protected Principal Value(s). The benefit may be appropriate if you wish to protect a principal amount against poor Sub-account performance as of a specific date in the future. There is an additional charge if you elected the Guaranteed Return Option Plus benefit.

 The guarantees provided by the benefit exist only on the applicable maturity date(s) and on each anniversary of the maturity date(s) thereafter.

 KEY FEATURE - PROTECTED PRINCIPAL VALUE/ENHANCED PROTECTED PRINCIPAL VALUE The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.

       . BASE GUARANTEE: Under the base guarantee, Prudential Annuities guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the benefit remains in effect, your Account Value will be no less than the Protected Principal Value. On the maturity date and on each anniversary after the maturity date that the benefit remains in effect, if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the base guarantee by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the base guarantee (as discussed below). Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

       . ENHANCED GUARANTEE: On any anniversary following commencement of the benefit, you can establish an enhanced guarantee amount based on your current Account Value. Under the enhanced guarantee, Prudential Annuities guarantees that at the end of the specified period following the election of the enhanced guarantee (also referred to as its "maturity date"), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect, your Account Value will be no less than the Enhanced Protected Principal Value. YOU CAN ELECT AN ENHANCED GUARANTEE MORE THAN ONCE; HOWEVER, A SUBSEQUENT ELECTION SUPERSEDES THE PRIOR ELECTION OF AN ENHANCED GUARANTEE. ELECTION OF AN ENHANCED GUARANTEE DOES NOT IMPACT THE BASE GUARANTEE. IN ADDITION, YOU MAY ELECT AN "AUTO STEP-UP" FEATURE THAT WILL AUTOMATICALLY CREATE AN ENHANCED GUARANTEE (OR INCREASE YOUR ENHANCED GUARANTEE, IF PREVIOUSLY ELECTED) ON EACH ANNIVERSARY OF THE BENEFIT (AND CREATE A NEW MATURITY PERIOD FOR THE NEW ENHANCED GUARANTEE) IF THE ACCOUNT VALUE AS OF THAT ANNIVERSARY EXCEEDS THE PROTECTED PRINCIPAL VALUE OR ENHANCED PROTECTED PRINCIPAL VALUE BY 7% OR MORE. YOU MAY ALSO ELECT TO TERMINATE AN ENHANCED GUARANTEE. IF YOU ELECT TO TERMINATE THE ENHANCED GUARANTEE ANY AMOUNTS HELD IN THE MVA FIXED ALLOCATIONS FOR THE ENHANCED GUARANTEE WILL BE LIQUIDATED, ON THE VALUATION DAY THE REQUEST IS PROCESSED, (WHICH MAY RESULT IN A MARKET VALUE ADJUSTMENT), AND SUCH AMOUNTS WILL BE TRANSFERRED ACCORDING TO THE RULES DESCRIBED IN "TERMINATION OF THE BENEFIT/ENHANCED GUARANTEE". TERMINATION OF AN ENHANCED GUARANTEE WILL NOT RESULT IN TERMINATION OF THE BASE GUARANTEE. If you have elected the enhanced guarantee, on the guarantee's maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value. Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

 If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to your Annuity. The Protected Principal Value is referred to as the "Base Guarantee" and the Enhanced Protected Principal Value is referred to as the "Step-up Guarantee" in the rider we issue for this benefit.

 WITHDRAWALS UNDER YOUR ANNUITY
 Withdrawals from your Annuity, while the benefit is in effect, will reduce the base guarantee under the benefit as well as any enhanced guarantee. Cumulative annual withdrawals up to 5% of the Protected Principal Value as of the effective date of the program (adjusted for any subsequent purchase payments and, with respect to Optimum Plus, any Credits applied to such Purchase Payments) will reduce the applicable guaranteed amount by the actual amount of the withdrawal (referred to as the "dollar-for-dollar limit"). If the amount withdrawn is greater than the dollar-for-dollar limit, the portion of the withdrawal equal to the dollar-for-dollar limit will be treated as described above, and the portion of the withdrawal in excess of the dollar-for-dollar limit will reduce the base guarantee and the enhanced guarantee proportionally, according to the formula as described in the rider for this benefit (see the examples of this calculation below). Withdrawals other than Systematic Withdrawals will be taken pro-rata from the Sub-accounts and any MVA Fixed Allocations. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment (which may be positive or negative) that would apply.

 Charges for other optional benefits under your Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus benefit and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus/SM/ benefit are October 13, 2004; 2.) an initial Purchase Payment of $250,000 (includes any Credits under Optimum Plus); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2004 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2004 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The base guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 EXAMPLE 3. RESET OF THE DOLLAR-FOR-DOLLAR LIMIT
 A $10,000 withdrawal is made on December 19, 2005 (second Annuity Year). The Remaining Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).
..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 GRO Plus uses a mathematical formula that we operate to help manage your guarantees through all market cycles. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a "reallocation trigger". The formula does this by (a) first identifying each guarantee that is outstanding under GRO Plus (b) then discounting the value of each such guarantee to a present value, based on crediting rates associated with the MVA Fixed Allocations, then (c) identifying the largest of such present values. Then, the formula compares the largest present value to both the Account Value and the value of assets allocated to the Sub-accounts to determine whether a transfer into or out of the MVA Fixed Allocations is required. As detailed in the formula, if that largest present value exceeds the Account Value less a percentage of the Sub-account value, a transfer into the MVA Fixed Allocations will occur. Conversely, if the largest present value is less than the

 Account Value less a percentage of the Sub-account value, a transfer out of the MVA Fixed Allocations will occur. The formula is set forth in Appendix J.

 If your Account Value is greater than or equal to the reallocation trigger, then:
..   your Account Value in the Sub-accounts will remain allocated according to your most recent instructions; and
..   if a portion of your Account Value is allocated to a Fixed Allocation to support the applicable guaranteed amount, all or a portion of those amounts may be transferred from the Fixed Allocation and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time; and
..   if all of your Account Value is allocated to a Fixed Allocation, then all or a portion of that amount may be transferred from the Fixed Allocation and re-allocated to the Sub-accounts, according to the following hierarchy:
    (i) first according to any asset allocation program that you may have in effect (ii) if no such program is in effect, then in accordance with any automatic rebalancing program that you may have in effect and (iii) if neither such program is in effect, then to the AST Money Market Sub-account
..   a Market Value Adjustment will apply when we reallocate Account Value from a Fixed Allocation to the Sub-accounts, which may result in a decrease or increase in your Account Value.

 If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new Fixed Allocation(s) to support the applicable guaranteed amount. The new Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).

 At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. With respect to any amounts held within the MVA Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value (including any Market Value
    Adjustment) and your Protected Principal Value(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Sub-accounts;
..   The amount invested in, and interest earned within, the MVA Fixed
    Allocations;
..   The current crediting rates associated with MVA Fixed Allocations;
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocations.

 You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.

 Separate Fixed Allocations may be established in support of the Protected Principal Value and the Enhanced Protected Principal Value (if elected). There may also be circumstances when an MVA Fixed Allocation will be established only in support of the Protected Principal Value or the Enhanced Protected Principal Value. If you elect an enhanced guarantee, it is more likely that a portion of your Account Value may be allocated to MVA Fixed Allocations and will remain allocated for a longer period of time to support the Enhanced Protected Principal Value, even during a period of positive Sub-account performance and/or under circumstances where MVA Fixed Allocations would not be necessary to support the Protected Principal Value. Further, there may be circumstances where MVA Fixed Allocations in support of the Protected Principal Value or Enhanced Protected Principal Value are transferred to the Sub-accounts under the formula differently than each other because of the different guarantees they support.

 You should be aware of the following potential ramifications of the formula:
..   Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.
..   As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.
..   Transfers under the formula do not impact your guarantees under GRO Plus that have already been locked-in.

 ELECTION OF THE BENEFIT
 We no longer permit new elections of GRO Plus. If you currently participate in GRO Plus, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT SUCH AS GRO PLUS AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 TERMINATION OF THE BENEFIT/ENHANCED GUARANTEE
 You can elect to terminate the enhanced guarantee but maintain the protection provided by the base guarantee. You also can terminate the Guaranteed Return Option Plus benefit entirely, in which case you will lose any existing guarantees.

 Upon termination of the benefit or of the enhanced guarantee, any amounts held in the MVA Fixed Allocations related to the guarantee(s) being terminated will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata, based on your Account Value in such Sub-accounts on the day of the transfer, unless we receive other prior instructions from you or
 (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program
 (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive prior instructions from you. A Market Value Adjustment will apply.

 In general, you may cancel GRO Plus and then elect another living benefit that is available post issue, effective on any Valuation Day after your cancellation of GRO Plus. If you terminate GRO Plus, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.

 The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of the Annuity. If you elect to terminate the benefit, the Guaranteed Return Option Plus will no longer provide any guarantees. The surviving spouse may elect the benefit at any time, subject to the limitations described above, after the death of the Annuity Owner. The surviving spouse's election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.

 SPECIAL CONSIDERATIONS UNDER THE GUARANTEED RETURN OPTION PLUS
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. No MVA Fixed Allocations could be in effect as of the date that you elect to participate in the benefit. However, the reallocation trigger may transfer Account Value to MVA Fixed Allocations as of the effective date of the benefit under some circumstances.
   . You cannot allocate any portion of Purchase Payments (including any Credits applied to such Purchase Payments under Optimum Plus) or transfer Account Value to or from a MVA Fixed Allocation while participating in the benefit; however, all or a portion of any Purchase Payments (including any Credits applied to such Purchase Payments under Optimum Plus) may be allocated by us to MVA Fixed Allocations to support the amount guaranteed. You cannot participate in any dollar cost averaging program that transfers Account Value from a MVA Fixed Allocation to a Sub-account.
   . Transfers from MVA Fixed Allocations made as a result of the allocation mechanism under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established Fixed Allocation.
   . Transfers from the Sub-accounts to MVA Fixed Allocations or from MVA Fixed Allocations to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
   . Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will not be treated as "investment in the contract" for income tax purposes.

   . Low interest rates may require allocation to MVA Fixed Allocations even when the current Account Value exceeds the guarantee.
   . As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to MVA Fixed Allocations.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 CHARGES UNDER THE BENEFIT
 We currently deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts for participation in the Guaranteed Return Option Plus benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 If you elect the Enhanced Guarantee under the benefit, and on the date you elect to step-up, the charges under the program have changed for new purchases, your benefit may be subject to the new charge level. These charges will not exceed the maximum charges shown in the section of the prospectus entitled "Your Optional Benefit Fees and Charges."

 GUARANTEED RETURN OPTION (GRO)(R)

 GRO IS NO LONGER AVAILABLE FOR ELECTION.
 GRO is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period as the "maturity date") guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the "Protected Principal Value").

 The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts pursuant to a mathematical formula between the Sub-accounts you choose and the MVA Fixed Allocation used to support the Protected Principal Value. There is an additional charge if you elect the Guaranteed Return Option benefit.

 The guarantee provided by the benefit exists only on the applicable maturity date. However, due to the ongoing monitoring of your Account Value and the transfer of Account Value between the Sub-accounts and the MVA Fixed Allocation to support our future guarantee, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.

 KEY FEATURE - PROTECTED PRINCIPAL VALUE
 Under the GRO benefit, Prudential Annuities guarantees that on the maturity date, your Account Value will be no less than the Protected Principal Value. On the maturity date if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the Protected Principal Value by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the Protected Principal Value (as discussed below).

 We will notify you of any amounts added to your Annuity under the benefit. If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to an Annuity. The Protected Principal Value is generally referred to as the "Guaranteed Amount" in the rider we issue for this benefit.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 GRO uses a mathematical formula that we operate to help manage your guarantees through all market cycles. The formula weighs a number of factors, including the current Account Value, the value in the Sub-accounts, the value in the MVA Fixed Allocations, the Protected Principal Value, the expected value of the MVA Fixed Allocations used to support the guarantee, the time remaining until maturity, and the current crediting rates associated with the MVA Fixed Allocations. In essence, and as detailed in the formula, the formula will transfer Account Value into the MVA Fixed Allocations if needed to support an anticipated guarantee. The formula is set forth in Appendix K.

 Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a "reallocation trigger". At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. If your entire Account Value is transferred to the MVA Fixed Allocations, the formula will not transfer amounts out of the MVA Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value (including any Market Value
    Adjustment) and your Protected Principal Value(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Sub-accounts;
..   The amount invested in, and interest earned within, the MVA Fixed
    Allocations;
..   The current crediting rates associated with MVA Fixed Allocations;
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocation.

 You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.

 You should be aware of the following potential ramifications of the formula:
..   A Market Value Adjustment will apply when we reallocate Account Value from the MVA Fixed Allocation to the Sub-accounts. Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.
..   As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.
..   If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA
    Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).
..   If your Account Value is greater than or equal to the reallocation trigger, and therefore Account Value must be transferred from the MVA Fixed Allocations to the Sub-accounts, then those amounts will be transferred from the MVA Fixed Allocations and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time. A market value adjustment will apply upon a transfer out of the MVA Fixed Allocations, which may result in an increase or decrease in your Account Value.

 Transfers under the formula do not impact your guarantees under GRO that have already been locked-in.

 Withdrawals from your Annuity, while the benefit is in effect, will reduce the Protected Principal Value proportionally. The proportion will be equal to the proportionate reduction in the Account Value due to the withdrawal as of that date. Withdrawals will be taken pro rata from the Sub-accounts and any MVA Fixed Allocations. Systematic Withdrawals will be taken pro-rata from the Sub-accounts and the MVA Fixed Allocations up to growth in the MVA Fixed Allocations and thereafter pro-rata solely from the Sub-accounts. The growth in the MVA Fixed Allocations at any point in time consists of the remaining earnings since the program of systematic withdrawal began. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.

 ELECTION OF THE BENEFIT
 We no longer permit new elections of GRO. If you currently participate in GRO, your existing guarantees are unaffected by the fact that we no longer offer GRO. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT SUCH AS GRO AND ELECT A NEW LIVING BENEFIT, YOU

 LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 RESTART OF THE BENEFIT
 Once each Annuity Year you may request to restart the Benefit. Such a request is an election by you to terminate the existing Benefit (and all guarantees under the benefit) and start a new one. Restarts only take effect on anniversaries of the Issue Date. To make such a request for a restart, you must notify us in advance in accordance with our administrative requirements. If we accept your request, we then terminate the existing Benefit as of that valuation period, if it is an anniversary of the Issue Date, or, if not, as of the next following anniversary of the Issue Date. The new Benefit starts at that time. The initial Protected Principal Value for the new Benefit is the Account Value as of the effective date of the new Benefit. Unless you tell us otherwise, the duration of the new Benefit will be the same as that for the existing Benefit. However, if we do not then make that duration available, you must elect from those we make available at that time. For those who elect to restart the benefit, the charge will be assessed according to the current methodology prior to re-starting the benefit - see "Charges Under the Benefit," below.

 As part of terminating the existing Benefit, we transfer any amounts in MVA Fixed Allocations, subject to a Market Value Adjustment, to the Sub-accounts on a pro-rata basis. If your entire Account Value was then in MVA Fixed Allocations, you must first provide us instructions as to how to allocate the transferred Account Value among the Sub-accounts.

 TERMINATION OF THE BENEFIT
 The Annuity Owner also can terminate the Guaranteed Return Option benefit. Upon termination, any amounts held in the MVA Fixed Allocations will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive at our Office prior instructions from you. A Market Value Adjustment will apply.

 In general, you may cancel GRO and then elect another living benefit available post issue, effective on any Valuation Day after your cancellation of GRO. If you terminate GRO, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.

 The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of your Annuity. If you elect to terminate the benefit, the Guaranteed Return Option will no longer provide any guarantees. If the surviving spouse assumes your Annuity, he/she may re-elect the benefit on any anniversary of the Issue Date of the Annuity or, if the deceased Owner had not previously elected the benefit, may elect the benefit at any time. The surviving spouse's election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.

 The charge for the Guaranteed Return Option benefit will no longer be deducted from your Account Value after the benefit has been terminated, although for those Annuities for which the GRO charge is deducted annually rather than daily (see Charges Under the Benefit below), we will deduct the final annual charge upon termination of the benefit.

 SPECIAL CONSIDERATIONS UNDER THE GUARANTEED RETURN OPTION. This benefit is subject to certain rules and restrictions, including, but not limited to the following:
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. The MVA Fixed Allocation must not have been in effect as of the date that you elect to participate in the benefit. However, the formula may transfer Account Value to the MVA Fixed Allocation as of the effective date of the benefit under some circumstances.
..   Annuity Owners cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under Optimum Plus) or transfer Account Value to or from the MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under Optimum Plus) may be allocated by us to the MVA Fixed Allocation to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.
..   Transfers from the MVA Fixed Allocation made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.
..   Transfers from the Sub-accounts to the MVA Fixed Allocation or from the MVA
    Fixed Allocation to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   Any amounts applied to your Account Value by Prudential Annuities on the maturity date will not be treated as "investment in the contract" for income tax purposes.

..   Any amounts that we add to your Annuity to support our guarantee under the benefit will be applied to the Sub-accounts pro rata, after first transferring any amounts held in the MVA Fixed Allocations as follows:
    (a) if only a portion of your Account Value is in the MVA Fixed
    Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program and (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Money Market Portfolio, unless we receive at our Office prior instructions from you.
..   Low interest rates may require allocation to the MVA Fixed Allocation even when the current Account Value exceeds the guarantee.
..   As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to the
    MVA Fixed Allocation.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

 CHARGES UNDER THE BENEFIT
 We deduct a charge equal to 0.25% of the average daily net assets of the Sub-accounts for participation in the Guaranteed Return Option benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit.

 GUARANTEED RETURN OPTION PLUS 2008 (GRO PLUS 2008)
 GRO PLUS 2008 IS NO LONGER AVAILABLE FOR NEW ELECTIONS.

 Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the "base guarantee." In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee. You may lock in an enhanced guarantee once per "benefit year" (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from "manually" locking-in an enhanced guarantee during the ensuing benefit year. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your current allocation instructions. Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see "How and When Do I Choose The Annuity Payment Option?" for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceeding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2010 would increase the base guarantee amount to $130,000. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election). Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent purchase payments (i.e., 5% of the Purchase Payment is added to the corridor amount) and "excess withdrawals" (as described below). Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor. Each "benefit year", withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee amount and the amount of any enhanced guarantee by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal
 (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus/SM/ 2008 benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The base guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the base guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting base guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

 The Remaining Limit is set to zero (0) for the balance of the first Annuity
 Year.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 GRO Plus 2008 uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future. This required formula helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to these bond portfolios collectively as the "AST bond portfolios." The formula described in this section, and which is set forth in Appendix F to this prospectus, applies to both (a) GRO Plus 2008 and
 (b) elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made PRIOR to July 16, 2010. The formula applicable to elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made AFTER July 16, 2010, is set forth in Appendix N to this prospectus. The cap can be referred to as the "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature". A summary description of each AST Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies Of The Portfolios? You can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.

 Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2015, an AST bond portfolio whose underlying investments generally mature in 2016, and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit). If you have elected GRO Plus 2008, you may invest in an AST bond portfolio only by operation of the formula, and thus you may not allocate purchase payments to such a Portfolio. Please see this Prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula. As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the Transfer AST Bond Portfolio Sub-account may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.

 In general, the formula works as follows (please see Appendix F). On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts (the "Bond Portfolios"). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Portfolios pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Guarantee Amount(s);
..   The amount of time until the maturity of your Guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the Bond Portfolios;
..   The discount rate used to determine the present value of your Guarantee(s);
..   Additional purchase payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.

 The Bond Portfolios are available only with these benefits, and you may not allocate purchase payments and transfer Account Value to or from the Bond Portfolios.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 ELECTION/CANCELLATION OF THE BENEFIT
 GRO Plus 2008 is no longer available for new elections. If you currently participate in GRO Plus 2008, your existing guarantees are unaffected by the fact that we generally no longer offer GRO Plus 2008.

 You may cancel the GRO Plus 2008 benefit at any time. You also can cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation of GRO Plus 2008, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to the other Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value as follows: (a) if you are participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current allocation percentages for that asset allocation program, (b) if you are not participating in an asset allocation program, but are participating in an automatic rebalancing program, we allocate the transferred amount in accordance with that program, or (c) if neither of the foregoing apply, we will transfer your Account Value to the AST Money Market Sub-account unless we receive at our Service Office other instructions from you at the time you elect to terminate this benefit. GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or
 (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus 2008 will no longer provide any guarantees. The charge for the GRO Plus 2008 benefit will no longer be deducted from your Account Value upon termination of the benefit.

 If you wish, you may cancel the GRO Plus 2008 benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus 2008 benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio and the Permitted Sub-accounts according to the formula. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefit selected, the AST Investment Grade Bond Portfolio under the newly-elected benefit. YOU ALSO SHOULD BE AWARE THAT UPON CANCELLATION OF THE GRO PLUS 2008 BENEFIT, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. THUS, THE GUARANTEES UNDER ANY NEWLY-ELECTED BENEFIT WILL BE BASED ON YOUR CURRENT ACCOUNT VALUE. THE BENEFIT YOU ELECT OR RE-ELECT MAY BE MORE EXPENSIVE THAN THE BENEFIT YOU CANCEL. ONCE THE GRO PLUS 2008 BENEFIT IS CANCELED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE GRO PLUS 2008 BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS.

 SPECIAL CONSIDERATIONS UNDER GRO PLUS 2008
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.
   . If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 CHARGES UNDER THE BENEFIT
 We deduct a charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts for participation in the GRO Plus 2008 benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of the prospectus entitled "Summary of Contract Fees and Charges." You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 OPTIONAL 90% CAP FEATURE UNDER GRO PLUS 2008
 If you currently own an Annuity and have elected the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula appears in Appendix F in this prospectus, and is described below. Only the election of the 90% cap will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap feature"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.

 It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 IMPORTANT CONSIDERATIONS WHEN ELECTING THIS FEATURE:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing GRO Plus 2008 benefit.

 HIGHEST DAILY GUARANTEED RETURN OPTION/SM/ (HD GRO/SM/)
 WE NO LONGER PERMIT NEW ELECTIONS OF HIGHEST DAILY GRO.

 Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. Highest Daily GRO will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.

 The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2010 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year
 (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal") (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal
 (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee, and the dollar for dollar corridor itself.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - $7,500 / $177,500), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next year is $11,373.24 (i.e., 5% of $227,464.79).

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix N of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.

 For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 ELECTION/CANCELLATION OF THE BENEFIT
 We no longer permit new elections of Highest Daily GRO. If you currently participate in Highest Daily GRO, your existing guarantees are unaffected by the fact that we no longer offer Highest Daily GRO.

 If you wish, you may cancel the Highest Daily GRO benefit. You may then elect any other currently available living benefit, which is available to be added post issue on any Valuation Day after you have cancelled the Highest Daily GRO benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of the Highest Daily GRO benefit, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, and the Permitted Sub-accounts according to a pre-determined mathematical formula used with that benefit. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, under the newly-elected benefit. YOU ALSO SHOULD BE AWARE THAT UPON CANCELLATION OF THE HIGHEST DAILY GRO BENEFIT, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. THUS, THE GUARANTEES UNDER YOUR NEWLY-ELECTED BENEFIT WILL BE BASED ON YOUR CURRENT ACCOUNT VALUE. THE BENEFIT YOU ELECT OR RE-ELECT MAY BE MORE EXPENSIVE THAN THE BENEFIT YOU CANCEL. ONCE THE HIGHEST DAILY GRO BENEFIT IS CANCELED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE HIGHEST DAILY GRO BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS.

 Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, Highest Daily GRO will no longer provide any guarantees. The charge for the Highest Daily GRO benefit will no longer be deducted from your Account Value upon termination of the benefit.

 SPECIAL CONSIDERATIONS UNDER HIGHEST DAILY GRO
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.
   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.
   . If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

 CHARGES UNDER THE BENEFIT
 We deduct an annual charge equal to 0.60% (0.35% for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO benefit. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this Prospectus entitled "Summary of Contract Fees and Charges." You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.

 OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY GRO
 If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new formula is set forth in Appendix N of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap feature"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.

 It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

 IMPORTANT CONSIDERATIONS WHEN ELECTING THIS FEATURE:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing Highest Daily GRO benefit.

 GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
 THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IS NO LONGER AVAILABLE FOR NEW ELECTIONS.

 The Guaranteed Minimum Withdrawal Benefit guarantees your ability to withdraw amounts equal to an initial principal value (called the "Protected Value"), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to protect your principal. You are not required to make withdrawals as part of the benefit - the guarantee is not lost if you withdraw less than the maximum allowable amount of principal each year under the rules of the benefit. There is an additional charge if you elect the GMWB benefit; however, the charge may be waived under certain circumstances described below.

 KEY FEATURE - PROTECTED VALUE
 The Protected Value is the total amount that we guarantee will be available to you through withdrawals from your Annuity and/or benefit payments, regardless of the impact of Sub-account performance on your Account Value. The Protected Value is reduced with each withdrawal you make until the Protected Value is reduced to zero. When the Protected Value is reduced to zero due to your withdrawals, the GMWB program terminates. Additionally, the Protected Value is used to determine the maximum annual amount that you can withdraw from your Annuity, called the Protected Annual Withdrawal Amount, without triggering an adjustment in the Protected Value on a proportional basis. The Protected Value is referred to as the "Benefit Base" in the rider we issue for this benefit.

 The Protected Value is determined as of the date you make your first withdrawal under your Annuity following your election of the GMWB benefit. The initial Protected Value is equal to the greater of (A) the Account Value on the date you elect the GMWB benefit, plus any additional purchase payments (plus any Credits applied to such purchase payments under Optimum Plus) before the date of your first withdrawal; or (B) the Account Value as of the date of the first withdrawal from your Annuity. The Protected Value may be enhanced by increases in your Account Value due to market performance during the period between your election of the GMWB benefit and the date of your first withdrawal.
   . If you elect the GMWB benefit at the time you purchase your Annuity, the Account Value will be your initial Purchase Payment (plus any Credits applied to such purchase payments under Optimum Plus).
   . If we offer the GMWB benefit to existing Annuity Owners, the Account Value on the anniversary of the Issue Date of your Annuity following your election of the GMWB benefit will be used to determine the initial Protected Value.
   . If you make additional purchase payments after your first withdrawal, the Protected Value will be increased by the amount of the additional purchase payment (plus any Credits applied to such purchase payments under Optimum Plus).

 You may elect to step-up your Protected Value if, due to positive market performance, your Account Value is greater than the Protected Value. You are eligible to step-up the Protected Value on or after the 5/th/ anniversary following the first withdrawal under the GMWB benefit. The Protected Value can be stepped up again on or after the 5/th/ anniversary following the preceding step-up. If you elect to step-up the Protected Value, you must do so during the 30-day period prior to your eligibility date. If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the GMWB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

 Upon election of the step-up, we reset the Protected Value to be equal to the then current Account Value. For example, assume your initial Protected Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Value to $60,000. On the date you are eligible to step-up the Protected Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Value to $75,000 on the date you are eligible. Upon election of the step-up, we also reset the Protected Annual Withdrawal Amount (discussed immediately below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount immediately prior to the reset; and (B) 7% of the Protected Value immediately after the reset.

 KEY FEATURE - PROTECTED ANNUAL WITHDRAWAL AMOUNT.
 The initial Protected Annual Withdrawal Amount is equal to 7% of the Protected Value. Under the GMWB benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount, your Protected Value will be reduced on a "dollar-for-dollar" basis (the Protected Value is reduced by the actual amount of the withdrawal, including any CDSC or MVA that may apply). Cumulative withdrawals in any Annuity Year that exceed the Protected Annual Withdrawal Amount trigger a proportional adjustment to both the Protected Value and the Protected Annual Withdrawal Amount, as described in the rider for this benefit (see the examples of this calculation below). The Protected Annual Withdrawal Amount is referred to as the "Maximum Annual Benefit" in the rider we issue for this benefit.

 THE GMWB BENEFIT DOES NOT AFFECT YOUR ABILITY TO MAKE WITHDRAWALS UNDER YOUR ANNUITY OR LIMIT YOUR ABILITY TO REQUEST WITHDRAWALS THAT EXCEED THE PROTECTED ANNUAL WITHDRAWAL AMOUNT. You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.

 If, cumulatively, you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Value is reduced to zero.
..   Additional purchase payments will increase the Protected Annual Withdrawal
    Amount by 7% of the applicable Purchase Payment (and any Credits we apply to such purchase payments under Optimum Plus).
..   If the Protected Annual Withdrawal Amount after an adjustment exceeds the
    Protected Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Value.

 The following examples of dollar-for-dollar and proportional reductions and the reset of the Maximum Annual Benefit assume that: 1.) the Issue Date and the effective date of the GMWB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of Optimum
 Plus); 3.) a Protected Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMWB or any other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:
..   The Protected Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).
..   The remaining Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $220,000. As the amount withdrawn exceeds the remaining Protected Annual Withdrawal Amount of $7,500 from Example 1:
..   The Protected Value is first reduced by the remaining Protected Annual
    Withdrawal Amount (from $240,000 to $232,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the remaining Protected Annual Withdrawal
       Amount ($10,000 - $7,500, or $2,500).
    -- B is the Account Value less the remaining Protected Annual Withdrawal
       Amount ($220,000 - $7,500, or $212,500).

 The resulting Protected Value is: $232,500 X (1 - $2,500 / $212,500), or $229,764.71.

..   The Protected Annual Withdrawal Amount is also reduced by the ratio of A to
    B: The resulting Protected Annual Withdrawal Amount is: $17,500 X (1 - $2,500 / $212,500), or $17,294.12;
..   The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

 EXAMPLE 3. RESET OF THE MAXIMUM ANNUAL BENEFIT
 A $10,000 withdrawal is made on October 13, 2006 (second Annuity Year). The remaining Protected Annual Withdrawal Amount has been reset to the Protected Annual Withdrawal Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:
..   the Protected Value is reduced by the amount withdrawn (i.e., reduced by
    $10,000, from $229,764.71 to $219,764.71).
..   the remaining Protected Annual Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

 BENEFITS UNDER GMWB
   . In addition to any withdrawals you make under the GMWB benefit, Sub-account performance may reduce your Account Value. If your Account Value is equal to zero, and you have not received all of your Protected Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected Value in the form of fixed, periodic payments until the remainder of the Protected Value is paid, at which time the rider terminates. The fixed, periodic payments will each be equal to the Protected Annual Withdrawal Amount, except for the last payment which may be equal to the remaining Protected Value. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. You will not have the right to make additional Purchase Payments or receive the remaining Protected Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

   . If the death benefit under your Annuity becomes payable before you have received all of your Protected Value in the form of withdrawals from your Annuity, your Beneficiary has the option to elect to receive the remaining Protected Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit provided under your Annuity. The remaining Protected Value will be payable in the form of fixed, periodic payments. Your beneficiary can elect the frequency of payments, subject to our rules then in effect. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. THE PROTECTED VALUE IS NOT EQUAL TO THE ACCOUNT VALUE FOR PURPOSES OF THE ANNUITY'S OTHER DEATH BENEFIT OPTIONS. THE GMWB BENEFIT DOES NOT INCREASE OR DECREASE THE AMOUNT OTHERWISE PAYABLE UNDER THE ANNUITY'S OTHER DEATH BENEFIT OPTIONS. GENERALLY, THE GMWB BENEFIT WOULD BE OF VALUE TO YOUR BENEFICIARY ONLY WHEN THE PROTECTED VALUE AT DEATH EXCEEDS ANY OTHER AMOUNT AVAILABLE AS A DEATH BENEFIT.
   . If you elect to begin receiving annuity payments before you have received all of your Protected Value in the form of withdrawals from your Annuity, an additional annuity payment option will be available that makes fixed annuity payments for a certain period, determined by dividing the Protected Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity payments calculated in this manner, the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed interest rate on other annuity payment options we offer. This 0% assumed interest rate results in lower annuity payments than what would have been paid if the assumed interest rate was higher than 0%. YOU CAN ALSO ELECT TO TERMINATE THE GMWB BENEFIT AND BEGIN RECEIVING ANNUITY PAYMENTS BASED ON YOUR THEN CURRENT ACCOUNT VALUE (NOT THE REMAINING PROTECTED VALUE) UNDER ANY OF THE AVAILABLE ANNUITY PAYMENT OPTIONS.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the GMWB benefit are subject to all of the terms and conditions of your Annuity, including any CDSC and MVA that may apply.
   . Withdrawals made while the GMWB benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity.
   . The GMWB benefit does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the GMWB benefit. The GMWB benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Value in the form of periodic benefit payments.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.
   . The Basic Death Benefit will terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF THE BENEFIT
 The GMWB benefit is no longer available. If you currently participate in GMWB, your existing guarantees are unaffected by the fact that we no longer offer GMWB.

 We reserve the right to restrict the maximum amount of Protected Value that may be covered under the GMWB benefit under this Annuity or any other annuities that you own that are issued by Prudential Annuities or its affiliated companies.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Protected Value reaches zero based on your withdrawals. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon due proof of death (unless your surviving spouse elects to continue your Annuity and the GMWB benefit or your Beneficiary elects to receive the amounts payable under the GMWB benefit in lieu of the death benefit) or upon your election to begin receiving annuity payments.

 The charge for the GMWB benefit will no longer be deducted from your Account Value upon termination of the benefit.

 PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT SUCH AS GMWB AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 CHARGES UNDER THE PROGRAM
 Currently, we deduct a charge equal to 0.35% of the average daily net assets of the Sub-accounts per year to purchase the GMWB benefit. The annual charge is deducted daily.
..   If, during the seven years following the effective date of the benefit, you do not make any withdrawals, and also during the five years after the effective date of the benefit you make no purchase payment, we will thereafter waive the charge for GMWB. If you make a purchase payment after we have instituted that fee waiver (whether that purchase payment is directed to a Sub-account or to a Fixed Allocation), we will resume imposing the GMWB fee (without notifying you of the resumption of the charge). Withdrawals that you take after the fee waiver has been instituted will not result in the re-imposition of the GMWB charge.
..   If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchasers, your benefit may be subject to the new charge level for the benefit.

 ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS/ARRANGEMENTS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Protected Annual Withdrawal Amount, which will cause us to recalculate the Protected Value and the Protected Annual Withdrawal Amount, resulting in a lower amount payable in future Annuity Years.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 THE GUARANTEED MINIMUM INCOME BENEFIT IS NO LONGER AVAILABLE FOR NEW ELECTIONS.

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 KEY FEATURE - PROTECTED INCOME VALUE
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.

 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.
   . Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
   . Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
   . Subject to the Maximum Protected Income Value, if you make an additional purchase payment, we will increase the Protected Income Value by the amount of the purchase payment (and any Credit that is applied to such purchase payment in the case of Optimum Plus) and will apply the 5% annual growth rate on the new amount from the date the purchase payment is applied.

   . As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 Stepping-Up the Protected Income Value - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
   . A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
   . The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus), minus the impact of any withdrawals after the date of the step-up.
   . When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
   . If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
   . A step-up will increase the dollar-for-dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.

 The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of Optimum Plus); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
 Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).
..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   The Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.

..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500.00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).
..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 EXAMPLE 3. RESET OF THE DOLLAR-FOR-DOLLAR LIMIT
 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:
..   The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).
..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66, to $460,689.66).
..   The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 KEY FEATURE - GMIB ANNUITY PAYMENTS
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday or whichever is sooner, except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b), in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 ON THE DATE THAT YOU ELECT TO BEGIN RECEIVING GMIB ANNUITY PAYMENTS, WE GUARANTEE THAT YOUR PAYMENTS WILL BE CALCULATED BASED ON YOUR ACCOUNT VALUE AND OUR THEN CURRENT ANNUITY PURCHASE RATES IF THE PAYMENT AMOUNT CALCULATED ON THIS BASIS WOULD BE HIGHER THAN IT WOULD BE BASED ON THE PROTECTED INCOME VALUE AND THE SPECIAL GMIB ANNUITY PURCHASE RATES.

 GMIB ANNUITY PAYMENT OPTION 1 - PAYMENTS FOR LIFE WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB ANNUITY PAYMENT OPTION 2 - PAYMENTS FOR JOINT LIVES WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 OTHER IMPORTANT CONSIDERATIONS

 YOU SHOULD NOTE THAT GMIB IS DESIGNED TO PROVIDE A TYPE OF INSURANCE THAT SERVES AS A SAFETY NET ONLY IN THE EVENT YOUR ACCOUNT VALUE DECLINES SIGNIFICANTLY DUE TO NEGATIVE INVESTMENT PERFORMANCE. IF YOUR ACCOUNT VALUE IS NOT SIGNIFICANTLY AFFECTED BY NEGATIVE INVESTMENT PERFORMANCE, IT IS UNLIKELY THAT THE PURCHASE OF THE GMIB WILL RESULT IN YOUR RECEIVING LARGER ANNUITY PAYMENTS THAN IF YOU HAD NOT PURCHASED GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.
..   If you change the Annuitant after the effective date of the GMIB, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB based on his or her age at the time of the change, then the GMIB program will terminate.
..   Annuity payments made under the GMIB are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

 ELECTION OF THE BENEFIT
 The GMIB benefit is no longer available. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 TERMINATION OF THE BENEFIT
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 CHARGES UNDER THE BENEFIT
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.

 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year). No charge applies after the Annuity Date.

 LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)

 THE LIFETIME FIVE INCOME BENEFIT IS NO LONGER BEING OFFERED. LIFETIME FIVE COULD HAVE BEEN ELECTED ONLY WHERE THE ANNUITANT AND THE OWNER WERE THE SAME PERSON OR, IF THE ANNUITY OWNER IS AN ENTITY, WHERE THERE WAS ONLY ONE ANNUITANT. THE ANNUITANT MUST HAVE BEEN AT LEAST 45 YEARS OLD WHEN THE BENEFIT IS ELECTED. THE LIFETIME FIVE INCOME BENEFIT WAS NOT AVAILABLE IF YOU ELECTED ANY OTHER OPTIONAL LIVING BENEFIT. AS LONG AS YOUR LIFETIME FIVE INCOME BENEFIT IS IN EFFECT, YOU MUST ALLOCATE YOUR ACCOUNT VALUE IN ACCORDANCE WITH THE THEN PERMITTED AND AVAILABLE OPTION(S) WITH THIS BENEFIT.

 The benefit that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and the Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect Lifetime Five, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the purchase payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to Optimum Plus, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

   . If you elected the Lifetime Five benefit at the time you purchased your Annuity, the Account Value would have been your initial Purchase Payment.
   . If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.

 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).

 STEP-UP OF THE PROTECTED WITHDRAWAL VALUE
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

 If you elected the Lifetime Five benefit on or after March 20, 2006:
   . you are eligible to step-up the Protected Withdrawal Value on or after the 1/st/ anniversary of the first withdrawal under the Lifetime Five benefit
   . the Protected Withdrawal Value can be stepped up again on or after the 1/st/ anniversary of the preceding step-up

 If you elected the Lifetime Five benefit prior to March 20, 2006 and that original election remains in effect:
   . you are eligible to step-up the Protected Withdrawal Value on or after the 5/th/ anniversary of the first withdrawal under the Lifetime Five benefit
   . the Protected Withdrawal Value can be stepped up again on or after the 5/th/ anniversary of the preceding step-up

 In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under the Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected the Lifetime Five benefit on or after March 20, 2006 and have also elected the Auto Step-Up feature:
   . the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up
   . your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount
   . if at the time of the first Auto Step-Up opportunity, 5% of the Account Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
   . once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If you elected the Lifetime Five benefit prior to March 20, 2006 and have also elected the Auto Step-Up feature:
   . the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up
   . your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by 5% or more
   . if at the time of the first Auto Step-Up opportunity, 5% of the Account Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
   . once a step-up occurs, the next Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the most recent step-up

 In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to Optimum Plus). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 KEY FEATURE - ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under the Lifetime Five benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to Optimum Plus). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 The Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

       . If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

       . If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 EXAMPLES OF WITHDRAWAL
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000;. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/^(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550 Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   . Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550
   .   Annual Withdrawal Amount for future Annuity Years remains at $18,550
   .   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

   . Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
   .   Protected Withdrawal Value is reduced by $15,000 from $265,000 to
       $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
   .   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

   . Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

   .   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

   . Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

   . Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
   . Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503. Protected Withdrawal Value = $246,450 - max {$6,450,
       $6,503} = $239,947

 BENEFITS UNDER THE LIFETIME FIVE BENEFIT
   . If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, the Lifetime Five benefit will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
   . If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

 (1)apply your Account Value to any annuity option available; or
 (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
 (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

 We must receive your request in a form acceptable to us at our office.

   . In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

 (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
 (2)the Account Value.

   . If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the Lifetime Five benefit are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
   . Withdrawals made while the Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. The Lifetime Five benefit does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Lifetime Five program. The Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.
   . You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
   . In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
   . You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
   . The Basic Death Benefit will terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

   . If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.


 ELECTION OF THE BENEFIT
 We no longer permit elections of Lifetime Five. If you wish, you may cancel the Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Lifetime Five benefit provided, the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once the Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis. IF YOU CANCEL LIFETIME FIVE, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. ANY SUCH BENEFIT MAY BE MORE EXPENSIVE.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the program other than in the circumstances listed above. However, we may stop offering the benefit for new elections or re-elections at any time in the future.

 The charge for the Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 SPOUSAL LIFETIME FIVE INCOME BENEFIT (SPOUSAL LIFETIME FIVE)
 THE SPOUSAL LIFETIME FIVE BENEFIT IS NO LONGER BEING OFFERED. Spousal Lifetime Five must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. The Spousal Lifetime Five program was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this program.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under the Spousal Lifetime Income Benefit when and if your Account Value is reduced to zero (unless the benefit has terminated).

 KEY FEATURE - INITIAL PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect Spousal Lifetime Five, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to Optimum Plus, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).
   . For existing Owners who are electing the Spousal Lifetime Five benefit, the Account Value on the date of your election of the Spousal Lifetime Five program will be used to determine the initial Protected Withdrawal Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT
 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Spousal Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. The Spousal Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.

 STEP-UP OF ANNUAL INCOME AMOUNT
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under the Spousal Lifetime Five benefit. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under the Spousal Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments (plus any Credit with respect to Optimum Plus). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Spousal Lifetime Five benefit or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 EXAMPLES OF WITHDRAWALS AND STEP-UP
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume:

 1) the Issue Date and the Effective Date of the Spousal Lifetime Five benefit are February 1, 2005; 2) an initial Purchase Payment of $250,000; 3) the Account Value on February 1, 2006 is equal to $265,000; 4) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/^(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250
..   Annual Income Amount for future Annuity Years remains at $13,250

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 (a)If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/ Account Value before
    Excess Income X Annual Income Amount = $1,750 / ($263,000 - $13,250) X $13,250 = $93
..   Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER THE SPOUSAL LIFETIME FIVE BENEFIT
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the Spousal Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
   . Withdrawals made while the Spousal Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Lifetime Five benefit does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Lifetime Five benefit. The Spousal Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
   . You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

   . If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

   . In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.
   . There may be circumstances where you will continue to be charged the full amount for the Spousal Lifetime Five benefit even when the benefit is only providing a guarantee of income based on one life with no survivorship.
   . In order for the Surviving Designated Life to continue the Spousal Lifetime Five benefit upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. When the Annuity is owned by a Custodial Account, in order for Spousal Lifetime Five to be continued after the death of the first Designated Life (the Annuitant), the Custodial Account must elect to continue the Annuity and the second Designated Life (the Contingent Annuitant) will be named as the new Annuitant. See "Spousal Designations" and "Spousal - Assumption of Annuity" in this Prospectus.
   . You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
   . The Basic Death Benefit will terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit elections of Spousal Lifetime Five - whether for those who currently participate in Spousal Lifetime Five or for those who are buying an Annuity for the first time. If you wish, you may cancel the Spousal Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after have you cancelled the Spousal Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Once the Spousal Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time.

 Spousal Lifetime Five could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Lifetime Five only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
   . One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
   . Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or
   . One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Lifetime Five benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Annual Income Amount equals zero. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments. You may terminate the benefit at any time by notifying us. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT SUCH AS SPOUSAL LIFETIME FIVE AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 The charge for the Spousal Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or an employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT (HD5)
 EXCEPT FOR ANNUITIES ISSUED IN THE STATE OF FLORIDA, EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME FIVE BENEFIT. FOR ANNUITIES ISSUED IN FLORIDA, THIS RESTRICTION DOES NOT APPLY AND YOU MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS AT THIS TIME.

 THE HIGHEST DAILY LIFETIME FIVE BENEFIT IS NO LONGER BEING OFFERED FOR NEW ELECTIONS. THE INCOME BENEFIT UNDER HIGHEST DAILY LIFETIME FIVE IS BASED ON A SINGLE "DESIGNATED LIFE" WHO IS AT LEAST 55 YEARS OLD ON THE DATE THAT THE BENEFIT WAS ACQUIRED. THE HIGHEST DAILY LIFETIME FIVE BENEFIT WAS NOT AVAILABLE IF YOU ELECTED ANY OTHER OPTIONAL LIVING BENEFIT, ALTHOUGH YOU MAY ELECT ANY OPTIONAL DEATH BENEFIT (OTHER THAN THE HIGHEST DAILY VALUE DEATH BENEFIT). ANY DCA PROGRAM THAT TRANSFERS ACCOUNT VALUE FROM A FIXED ALLOCATION IS ALSO NOT AVAILABLE AS FIXED ALLOCATIONS ARE NOT PERMITTED WITH THE BENEFIT. AS LONG AS YOUR HIGHEST DAILY LIFETIME FIVE BENEFIT IS IN EFFECT, YOU MUST ALLOCATE YOUR ACCOUNT VALUE IN ACCORDANCE WITH THE THEN-PERMITTED AND AVAILABLE INVESTMENT OPTION(S) WITH THIS BENEFIT.

 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Five, and in Appendix D to this Prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

 KEY FEATURE - TOTAL PROTECTED WITHDRAWAL VALUE
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
   . the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
   .   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected Highest Daily Lifetime
    Five;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - TOTAL ANNUAL INCOME AMOUNT UNDER THE HIGHEST DAILY LIFETIME FIVE BENEFIT
 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.

 Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.

 Any Purchase Payment that you make will increase the then-existing Total
 Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments to Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Five benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006
   .   The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to Optimum Plus).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED TOTAL ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE BENEFIT
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

   . In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

   . If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
   . Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
   . Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
   . You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

   . If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

   . Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
   . You cannot allocate Purchase Payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
   . Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
   . In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.
   . The charge for Highest Daily Lifetime Five is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.
   . The basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 Highest Daily Lifetime Five is no longer available for new elections. For Highest Daily Lifetime Five, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

 We no longer permit elections of Highest Daily Lifetime Five. If you wish, you may cancel the Highest Daily Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of the Highest Daily Lifetime Five benefit, any Account Value allocated to the Benefit Fixed Rate Account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. ONCE THE HIGHEST DAILY LIFETIME FIVE BENEFIT IS CANCELED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE HIGHEST DAILY LIFETIME FIVE BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT, AND YOUR GUARANTEE UNDER ANY NEW BENEFIT YOU ELECT WILL BE BASED ON YOUR ACCOUNT VALUE AT THAT TIME. ANY SUCH NEW BENEFIT MAY BE MORE EXPENSIVE.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected Highest Daily Lifetime Five; and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to Optimum Plus) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 MATHEMATICAL FORMULA COMPONENT OF HIGHEST DAILY LIFETIME FIVE
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the formula component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix D to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

 Each market cycle is unique, therefore the performance of your Sub-accounts and the Benefit Fixed Rate Account, and their impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Total Protected
    Withdrawal Value;
..   The amount of time Highest Daily Lifetime Five has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

 Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a non-qualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 OPTIONAL 90% CAP FEATURE FOR THE FORMULA UNDER HIGHEST DAILY LIFETIME FIVE.
 If you currently own an Annuity and have elected the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix D. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the new transfer formula described above will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

 Once the 90% cap feature is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 PLEASE BE AWARE THAT AFTER THE INITIAL TRANSFER OUT OF THE BENEFIT FIXED RATE ACCOUNT UPON ELECTION OF THE 90% CAP, THERE IS NO ASSURANCE THAT FUTURE TRANSFERS OUT WILL OCCUR, OR THE AMOUNT OF SUCH FUTURE TRANSFERS, AS A RESULT OF THE ELECTION OF THE 90% CAP. THESE TRANSFERS WILL BE DETERMINED BY THE MATHEMATICAL FORMULA AND DEPEND ON A NUMBER OF FACTORS UNIQUE TO YOUR ANNUITY.

 Important Considerations When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for Highest Daily Lifetime Five is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (HD7)
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME SEVEN BENEFIT.

 HIGHEST DAILY LIFETIME SEVEN IS NO LONGER AVAILABLE FOR NEW ELECTIONS. The income benefit under Highest Daily Lifetime Seven currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. Highest Daily Lifetime Seven is only available in those states that have not yet approved Highest Daily Lifetime 7 Plus. We no longer permit new elections of Highest Daily Lifetime Seven.

 Highest Daily Lifetime Seven guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Seven, and in Appendix G to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit , the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
       (a)200% of the Account Value on the effective date of the benefit;
       (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
       (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE HIGHEST DAILY LIFETIME SEVEN
 BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.

 Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2007
   .   The Highest Daily Lifetime Seven benefit is elected on March 5, 2008
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE HIGHEST DAILY LIFETIME SEVEN BENEFIT
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
   . Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
   . You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
   . You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

   . If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

   . Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.
   . You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the Prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
   . Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
   . You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
   . The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
   . The Basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 WE NO LONGER PERMIT NEW ELECTIONS OF HIGHEST DAILY LIFETIME SEVEN.

 For Highest Daily Lifetime Seven, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner
 (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 If you wish, you may cancel any Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata. You should be aware that upon termination of Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. ONCE THE HIGHEST DAILY LIFETIME SEVEN BENEFIT IS CANCELED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE HIGHEST DAILY LIFETIME SEVEN BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT, AND YOUR GUARANTEE UNDER ANY NEW BENEFIT YOU ELECT WILL BE BASED ON YOUR ACCOUNT VALUE AT THAT TIME. ANY SUCH NEW BENEFIT MAY BE MORE EXPENSIVE.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Highest Daily Lifetime Seven; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

 Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF HIGHEST DAILY LIFETIME SEVEN
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix G to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Highest Daily Lifetime Seven has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION/SM/
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION.

 There is an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or ("BIO"). Highest Daily Lifetime Seven was available without also selecting the Beneficiary Income Option death benefit. We no longer permit elections of the Highest Daily Lifetime Seven with Beneficiary Income Option benefit. If you terminate your Highest Daily Lifetime Seven with BIO benefit to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven with BIO Benefit and will begin new guarantees under the newly elected benefit.

 If you have elected this death benefit, you may not elect any other optional benefit. You may have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself . Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount--such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

 The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election and Designations under the Benefit" section, above.

 HIGHEST DAILY LIFETIME SEVEN WITH LIFETIME INCOME ACCELERATOR/SM/
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME SEVEN WITH LIFETIME INCOME ACCELERATOR.

 There is another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator ("Highest Daily Lifetime Seven with LIA"). We no longer permit new elections of Highest Daily Lifetime Seven with LIA. If you have elected this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently is based on a single "designated life" who was between the ages of 55 and 75 on the date that the benefit was elected. If you terminate your Highest Daily Lifetime Seven Benefit with LIA to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven Benefit with LIA and will begin the new guarantees under the newly elected benefit based on the account value as of the date the new benefit becomes active.

 Highest Daily Lifetime Seven with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you had chosen the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value ("PWV") annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation
 Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit was elected within an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

 You could have chosen Highest Daily Lifetime Seven without also electing LIA, however you may not have elected LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein.

 ELIGIBILITY REQUIREMENTS FOR LIA AMOUNT. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements ("LIA conditions") must be met. It is not necessary to meet both conditions:

 (1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 (2)The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

    I. EATING: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
    II.DRESSING: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   III.BATHING: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
    IV.TOILETING: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    V. TRANSFERRING: Moving into or out of a bed, chair or wheelchair.
    VI.CONTINENCE: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.

 Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime Seven Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 You should also keep in mind that, at the time you are experiencing the LIA conditions that would qualify you for the LIA Amount, you may also be experiencing other disabilities that could impede your ability to conduct your affairs. You may wish to consult with a legal advisor to determine whether you should authorize a fiduciary who could notify us if you meet the LIA conditions and apply for the benefit.

 LIA AMOUNT AT THE FIRST WITHDRAWAL. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA AMOUNT AFTER THE FIRST WITHDRAWAL. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 WITHDRAWALS IN EXCESS OF THE LIA AMOUNT. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 PURCHASE PAYMENTS. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 STEP UPS. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 GUARANTEE PAYMENTS. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are permitted.

 ANNUITY OPTIONS. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10/th/ benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.

 We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elected Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 OPTIONAL 90% CAP FEATURE FOR FORMULA FOR HIGHEST DAILY LIFETIME SEVEN
 If you currently own an Annuity and have elected the Highest Daily Lifetime Seven Income Benefit (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily Lifetime Seven with Lifetime Income Accelerator) or Spousal

 Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature (subject to state approval) which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix G. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix G will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Important Consideration When Electing the New Formula:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT (SHD7)
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT.

 Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. WE NO LONGER PERMIT NEW ELECTIONS OF SPOUSAL HIGHEST DAILY LIFETIME. Seven Spousal Highest Daily Lifetime Seven must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. Spousal Highest Daily Lifetime Seven was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix G to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit , the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
       (a)200% of the Account Value on the effective date of the benefit;
       (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
       (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.

 Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer permit additional purchase payments to Annuities with the Spousal Highest Daily Lifetime Seven benefit.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 The Spousal Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2007
   .   The Spousal Highest Daily Lifetime Seven benefit is elected on March 5,
       2008.
   . The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March
    1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN BENEFIT
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that
    Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your
    Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount.

 We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
   . Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
   . Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
   . You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

   . If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

   . Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.
   . You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
   . You can make withdrawals from your Annuity without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
   . Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
   . You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
   . The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
   . The Basic Death Benefit will terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of Spousal Highest Daily Lifetime Seven Elections of Spousal Highest Daily Lifetime Seven must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Highest Daily Lifetime Seven only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 If you wish, you may cancel any Spousal Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on any Valuation Day after you have cancelled the Spousal Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Spousal Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata. You should be aware that upon termination of Spousal Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. ONCE THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN BENEFIT IS CANCELLED YOU ARE NOT REQUIRED TO RE-ELECT ANOTHER OPTIONAL LIVING BENEFIT AND ANY SUBSEQUENT BENEFIT ELECTION MAY BE MADE ON OR AFTER THE FIRST VALUATION DAY FOLLOWING THE CANCELLATION OF THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN BENEFIT PROVIDED THAT THE BENEFIT YOU ARE LOOKING TO ELECT IS AVAILABLE ON A POST-ISSUE BASIS. ANY SUCH BENEFIT MAY BE MORE EXPENSIVE.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF SPOUSAL HIGHEST DAILY LIFETIME SEVEN
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix G to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Spousal Highest Daily Lifetime Seven has been in effect on your Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION/SM/ EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION.

 There was an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may have chosen Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit ("BIO"). We no longer permit elections of Spousal Highest Daily Lifetime Seven with BIO. If you terminate your Spousal Highest Daily Lifetime Seven benefit with BIO to elect any other available living benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO, and will begin new guarantees under the newly elected benefit based on the Account Value as of the date the new benefit becomes active.

 If you elected the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life was no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.

 For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity
 (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

 The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value).

 The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section, above.

 OPTIONAL 90% CAP FEATURE FOR SPOUSAL HIGHEST DAILY LIFETIME SEVEN
 If you currently own an Annuity and have elected Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix G of this prospectus. As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that until such time that the insurer is notified of the firm's principal approval and is provided with the application, or is notified of the firm principal's rejection, customer funds will be held by the insurer in a segregated bank account. In addition, the insurer must promptly return the customer's funds at the customer's request prior to the firm's principal approval or upon the firm's rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to our general creditors. Moreover, because the FINRA rule authorizing the use of such accounts is new, there may be uncertainty as to the segregation and treatment of such insurance company general account assets under applicable Federal and State laws.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in appendix G will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

 HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT (HD 7 PLUS)
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME 7 PLUS BENEFIT.

 Highest Daily Lifetime 7 Plus is no longer offered for new elections. If you elected Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect any available living benefit, subject to our current rules. See "Election of and Designations under the Benefit" and "Termination of Existing Benefits and Election of New Benefits" below for details. Please note that if you terminate Highest Daily Lifetime 7 Plus and elect another available living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. The income benefit under Highest Daily Lifetime 7 Plus is based on a single "designated life" who is at least 45 years old on the date that the benefit was elected. The Highest Daily Lifetime 7 Plus Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit other than the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the "Investment Options" section in this prospectus.

 Highest Daily Lifetime 7 Plus guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life ("Lifetime Withdrawals"), provided that you have not made "excess withdrawals" that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value.

 If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

       (a)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;
       (b)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and
       (c)all adjusted purchase payments made after one year following the effective date of the benefit.

 If you elect Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO") (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit ("Tenth Anniversary"). This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date.

 On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and
 b) the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE HIGHEST DAILY LIFETIME 7 PLUS BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.

 Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8%
 for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8%
 for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   .   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1,
 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 74 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including the amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                   HIGHEST DAILY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**         HIGHEST DAILY VALUE)
-----              ------------- ----------------------- ------------------------
November 25, 2009   $119,000.00          $119,000.00            $5,950.00
November 26, 2009                   Thanksgiving Day
November 27, 2009   $113,000.00          $113,986.95            $5,699.35
November 30, 2009   $113,000.00          $113,986.95            $5,699.35
December 01, 2009   $119,000.00          $119,000.00            $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in "Key Feature - Protected Withdrawal Value," above). It will reduce all three by the percentage the total withdrawal amount (including any applicable
 CDSC) represents of the then current Account Value immediately prior to the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2008
..   The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009
..   The Account Value at benefit election was $105,000
..   The Annuitant was 70 years old when he/she elected the Highest Daily
    Lifetime 7 Plus benefit.
..   No previous withdrawals have been taken under the Highest Daily Lifetime 7
    Plus benefit.

 On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10/th/ benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20/th/ benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming

 $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION:

      Withdrawal Amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Return of Principal                    $ 91,875
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500
      25/th/ benefit year Minimum Periodic Value                 $551,250

 REQUIRED MINIMUM DISTRIBUTIONS
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.

 EXAMPLE - REQUIRED MINIMUM DISTRIBUTIONS
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 BENEFITS UNDER HIGHEST DAILY LIFETIME 7 PLUS
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime
    7 Plus benefit terminates, and no additional payments will be made.
    However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the Designated Life.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single Designated Life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no Lifetime Withdrawal was ever taken, we will calculate the Annual
    Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.
..   Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment
    Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can
    find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the Highest Daily Lifetime 7 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   The maximum charge for Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value (PWV). The current charge is 0.75% annually of the greater of Account Value and the Protected Withdrawal

    Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.1875% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account, and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the benefit and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under Highest
    Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of Highest Daily Lifetime 7 Plus. For Highest Daily Lifetime 7 Plus, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.


 PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT SUCH AS HIGHEST DAILY LIFETIME 7 PLUS AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 TERMINATION OF THE BENEFIT
 You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:

 (i)upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant,
    (v) if both the Account Value and Annual Income Amount equal zero, or
    (vi) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.

 HOW HIGHEST DAILY LIFETIME 7 PLUS TRANSFERS ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted investment options as the "Permitted Sub-accounts".

 An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-Account"). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to or make transfers to or from the AST Investment Grade Bond Sub-account. The formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix H.

 Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant's attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments (and associated purchase credits), and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap feature) to the AST Investment Grade Bond Sub-account. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur.

 The formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the permitted sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made to the AST Investment Grade Bond
    Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   On March 20, 2009 (and at least until first a transfer is made out of the
    AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula.

 As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed.

 Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

 The amount of the transfer will be equal to the lesser of:

 a) The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or
 b) An amount equal to 5% of your total Account Value.

 While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
..   Not make any transfer between the Permitted Sub-accounts and the AST
    Investment Grade Bond Sub-account; or
..   If a portion of your Account Value was previously allocated to the AST
    Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
..   Transfer a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 At any given time, some, most or none of your Account Value will be allocated to the AST Investment Grade Bond Sub-account, as dictated by the formula.

 Prior to the first Lifetime Withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Highest Daily Lifetime 7 Plus has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect) and;
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula and subject to the 90% cap feature.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.


 HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION/SM/
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION.

 We previously offered an optional death benefit feature under Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. Please note that if you terminate Highest Daily Lifetime 7 Plus with BIO and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. This benefit could be elected, provided that all owners and beneficiaries are natural persons or an agent acting for a natural person.

 If you elected this death benefit, you could not elect any other optional benefit. You could have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election and meet the Highest Daily Lifetime 7 Plus age requirements. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date. If you choose the Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of the Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero and, continue the benefit as described below.

 Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value, and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were Lifetime Withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Each beneficiary can choose to take his/her portion of either (a) the basic death benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000;
    (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.
..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary's 75% share multiplied by $5,000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section above.

 HIGHEST DAILY LIFETIME 7 PLUS WITH LIFETIME INCOME ACCELERATOR/SM/
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME 7 PLUS WITH LIFETIME INCOME ACCELERATOR.

 In the past, we offered a version of Highest Daily Lifetime 7 Plus called Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator ("Highest Daily Lifetime 7 Plus with LIA"). You could choose Highest Daily Lifetime 7 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 7 Plus and you could elect the LIA benefit at the time you elect Highest Daily Lifetime 7 Plus. Please note that if you terminate Highest Daily Lifetime 7 Plus with LIA and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. If you elected this benefit, you may not have elected any other optional benefit. As long as your Highest Daily Lifetime 7 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 7 Plus with LIA was based on a single "designated life" who was between the ages of 45 and 75 on the date that the benefit is elected. All terms and conditions of Highest Daily Lifetime 7 Plus apply to this version of the benefit, except as described herein.

 Highest Daily Lifetime 7 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 Highest Daily Lifetime 7 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. If you choose the Highest Daily Lifetime 7 Plus with LIA, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value, or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.

 ELIGIBILITY REQUIREMENTS FOR LIA AMOUNT. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120/th/ day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements ("LIA conditions") must be met.

 (1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 (2)The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

    i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
    ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower. iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 7 Plus benefit.

 Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA AMOUNT AT THE FIRST LIFETIME WITHDRAWAL. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 7 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA AMOUNT AFTER THE FIRST LIFETIME WITHDRAWAL. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.

 WITHDRAWALS IN EXCESS OF THE LIA AMOUNT. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 PURCHASE PAYMENTS. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.

 STEP UPS. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 GUARANTEE PAYMENTS. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus with LIA, we will calculate the Annual Income Amount and any LIA amount if you are eligible, as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 7 Plus with LIA terminates, and no additional payments are permitted.

 ANNUITY OPTIONS. In addition to the Highest Daily Lifetime 7 Plus Annuity Options described above, after the Tenth Anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.

 If you elected Highest Daily Lifetime 7 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT (SHD7 PLUS)
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS BENEFIT.

 Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. If you elected Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect another available living benefit, subject to our current rules. See "Termination of Existing Benefits and Election New Benefits". Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime 7 Plus could have been elected based on two Designated Lives, as described below. The youngest Designated Life must have been at least 50 years old and the oldest Designated Life must have been at least 55 years old when the benefit was elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elected any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the "Investment Options" section in this prospectus.

 We previously offered a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the Designated Lives ("Lifetime Withdrawals") provided you have not made "excess withdrawals" that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value.

 If you have not made a Lifetime Withdrawal on or before the 10/th/, 20/th/, or 25/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/, 20/th/, or 25/th/ Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

    (a)200% (on the 10/ th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of the Account Value on the effective date of the benefit;
    (b)200% (on the 10/th/ anniversary), 400% (on the 20/th/ anniversary) or 600% (on the 25/th/ anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and
    (c)All adjusted purchase payments made after one year following the effective date of the benefit.

 If you elect Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option ("BIO") (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit ("Tenth Anniversary"). This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date.

 On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

    a) your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and
    b) the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to your Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50
 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.

 Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and
 (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 - less than 59 1/2, 5% for ages 59 1/2 - 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Spousal Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2008
..   The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5,
    2009
..   The younger Designated Life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime 7 Plus benefit.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest Designated Life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                 HIGHEST DAILY VALUE
                                   (ADJUSTED WITH          ADJUSTED ANNUAL
                     ACCOUNT   WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*                 VALUE          PAYMENTS)**         HIGHEST DAILY VALUE)
-----              ----------- ----------------------- ------------------------
November 25, 2009  $119,000.00    $      119,000.00           $5,950.00
November 26, 2009                  Thanksgiving Day
November 27, 2009  $113,000.00    $      113,986.95           $5,699.35
November 30, 2009  $113,000.00    $      113,986.95           $5,699.35
December 01, 2009  $119,000.00    $      119,000.00           $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in "Key Feature - Protected Withdrawal Value," above). It will reduce all three by the percentage the total withdrawal amount (including any applicable
 CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
..   The Issue Date is December 1, 2008
..   The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5,
    2009
..   The Account Value at benefit election was $105,000
..   The younger Designated Life was 70 years old when he/she elected the
    Spousal Highest Daily Lifetime 7 Plus benefit.
..   No previous withdrawals have been taken under the Spousal Highest Daily
    Lifetime 7 Plus benefit.

 On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10/th/ benefit year minimum Periodic Value guarantee is $210,000, the 10/th/ benefit year Return of Principal guarantee is $105,000, the 20/th/ benefit year minimum Periodic Value guarantee is $420,000, the 25/th/ benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION:

      Withdrawal Amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Return of Principal                    $ 91,875
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500
      25/th/ benefit year Minimum Periodic Value                 $551,250

 REQUIRED MINIMUM DISTRIBUTIONS
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.

 EXAMPLE - REQUIRED MINIMUM DISTRIBUTIONS
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 BENEFITS UNDER SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Spousal Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second Designated Life provided the Designated lives were spouses at the death of the first Designated Life.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no Lifetime Withdrawal was ever taken, we will calculate the Annual
    Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.
..   Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the Permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   You can make withdrawals from your Annuity without purchasing the Spousal
    Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime
    7 Plus pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   The maximum fee for Spousal Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value. The current fee for Spousal Highest Daily Lifetime 7 Plus is 0.90% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.225% of the greater of the prior day's Account Value, or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value and the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.
..   The Basic Death Benefit will terminate if withdrawals taken under Spousal
    Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of Spousal Highest Daily Lifetime 7 Plus. Spousal Highest Daily Lifetime 7 Plus could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Spousal Highest Daily Lifetime 7 Plus only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

 Spousal Highest Daily Lifetime 7 Plus could have been elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See "Termination of Existing Benefits and Election of New Benefits" below for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. WE RESERVE THE RIGHT TO WAIVE, CHANGE AND/OR FURTHER LIMIT THE ELECTION FREQUENCY IN THE FUTURE.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount),
 (vi) if both the Account Value and Annual Income Amount equal zero, or
 (vii) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and
 (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options based on your existing allocation instructions or (in the absence of such instruction) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 HOW SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS TRANSFERS ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
 See "How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" in this Prospectus for information regarding this component of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.

 SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION/SM/ EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION.

 We previously offered an optional death benefit feature under Spousal Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Spousal Highest Daily Lifetime 7 Plus is no longer available for new elections. You may choose Spousal Highest Daily Lifetime 7 Plus with or without also selecting the Beneficiary Income Option death benefit. However, you could not elect the Beneficiary Income Option without Spousal Highest Daily Lifetime 7 Plus and you could elect the Beneficiary Income Option death benefit at the time you elect Spousal Highest Daily Lifetime 7 Plus. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus with BIO and elect any available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit.

 If you elected the Beneficiary Income Option death benefit, you could not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election and the Spousal Highest Daily Lifetime 7 Plus age requirements are met. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. If you choose the Spousal Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value ("PWV") annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day's Account Value or the prior day's Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts, including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.

 For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20/th/ and 25/th/ Anniversary of the Benefit Effective Date. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value (less any credits associated with purchase payments applied within 12 months prior to the date of death), and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death of the second Designated Life, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death of the second Designated Life, and we calculate the Annual Income Amount as if there were a Lifetime Withdrawal on the date of death of the second Designated Life. If there were Lifetime Withdrawals prior to the date of death of the second Designated Life, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.

 If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payments of the Annual Income Amount - such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic Death Benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31/st/ of the year following the annuity owner's date of death. For non-qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner's date of death. In order to receive the Beneficiary Income Option Death Benefit, each beneficiary's share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary's death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.

 Here is an example to illustrate how the death benefit may be paid:
..   Assume that (i) the basic death benefit is $50,000, the Protected
    Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

..   Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary's 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary's 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

 If you elect to terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Spousal Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the "Election of and Designations under the Benefit" section.

 HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (HD 6 PLUS)
 EFFECTIVE SEPTEMBER 14, 2012, WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS BENEFIT.

 We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life ("Lifetime Withdrawals"), provided that you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account." Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single "designated life" who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of the permitted investment options, see the "Investment Options" section.

 Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. See Death Benefit Component of Highest Daily Lifetime 6 Plus, below.

 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR ACCOUNT VALUE FALLS TO ZERO, IF YOU TAKE WITHDRAWALS OF EXCESS INCOME THAT BRING YOUR ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT WOULD ALSO FALL TO ZERO, AND THE BENEFIT WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT, INCLUDING THE DEATH BENEFIT DESCRIBED BELOW, WOULD BE PAYABLE UNDER THE HIGHEST DAILY LIFETIME 6 PLUS BENEFIT.

 Currently, if you elect Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" for details. Please note that if you terminate Highest Daily Lifetime 6 Plus and elect another living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraphs.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first

 Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value on the current Valuation Day.

 If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

    (a)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;
    (b)200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and
    (c)all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.

 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE HIGHEST DAILY LIFETIME 6 PLUS BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 or older. Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any Contingent Deferred Sales Charge (CDSC) that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any purchase payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will
 (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the purchase payment (including any associated purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
..   The Issue Date is December 1, 2008
..   The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
..   The Annuitant was 70 years old when he/she elected the Highest Daily
    Lifetime 6 Plus benefit.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                   HIGHEST DAILY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**         HIGHEST DAILY VALUE)
-----              ------------- ----------------------- ------------------------
November 25, 2009   $119,000.00          $119,000.00            $5,950.00
November 26, 2009                   Thanksgiving Day
November 27, 2009   $113,000.00          $113,986.95            $5,699.35
November 30, 2009   $113,000.00          $113,986.95            $5,699.35
December 01, 2009   $119,000.00          $119,000.00            $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce: the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
   .   The Issue Date is December 1, 2008
   .   The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   .   The Account Value at benefit election was $105,000
   . The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit
   . No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit

 On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION:

      Withdrawal amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10/th/ benefit year Minimum Periodic Value                 $183,750
      20/th/ benefit year Minimum Periodic Value                 $367,500

 REQUIRED MINIMUM DISTRIBUTIONS
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.

 In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.

 EXAMPLE - REQUIRED MINIMUM DISTRIBUTIONS
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000: ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 DEATH BENEFIT COMPONENT OF HIGHEST DAILY LIFETIME 6 PLUS
 If you elect Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Highest Daily Lifetime 6 Plus, then your Death Benefit will be equal to the greatest of:
..   the basic death benefit under the Annuity; and
..   the amount of any optional death benefit you may have elected and remains in effect; and
..   (a) if no Lifetime Withdrawal had been taken prior to death, 300% of the
    Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date, or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an Annuity granted within 12 months prior to death.

 PLEASE NOTE THAT THE DEATH BENEFIT UNDER HIGHEST DAILY LIFETIME 6 PLUS IS NOT PAYABLE IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO AS A RESULT OF WITHDRAWALS OR IF ANNUITY PAYMENTS ARE BEING MADE AT THE TIME OF THE DECEDENT'S DEATH. THIS DEATH BENEFIT MAY NOT BE AVAILABLE IN ALL STATES.

 BENEFITS UNDER HIGHEST DAILY LIFETIME 6 PLUS
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. If this occurs, you will not be permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime
    6 Plus benefit terminates, and no additional payments will be made.
    However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life. Please note if your Account Value is reduced to zero as result of withdrawals, the Death Benefit (described above under "Death Benefit Component of Highest Daily Lifetime 6 Plus") will also be reduced to zero and the Death Benefit will not be payable.
..   Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.
..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

 If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

 PLEASE NOTE THAT A DEATH BENEFIT (AS DESCRIBED ABOVE) IS NOT PAYABLE IF ANNUITY PAYMENTS ARE BEING MADE AT THE TIME OF THE DECEDENT'S DEATH.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.
..   Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 6 Plus benefit. The Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.
..   Transfers to and from the Sub-accounts and the AST Investment Grade Bond
    Sub-account triggered by the Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must be allocated to the Permitted Sub-accounts. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirements will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The Basic Death Benefit will terminate if withdrawals taken under Highest
    Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)
..   The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.85% annually of the greater of the Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis 0.2125% of the greater of the prior Valuation Day's Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $425.00 ($200,000 X .2125%).

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For Highest Daily Lifetime 6 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.


 Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.

 Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it or elect any other living benefit, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.


 TERMINATION OF THE BENEFIT
 You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:
 (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount),
 (iv) upon our receipt of due proof of the death of the Annuitant (except insofar as paying the Death Benefit associated with this benefit), (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in "Election of and Designations under the Benefit" above.

 Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program or Automatic Rebalancing Program for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.

 If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.

 HOW HIGHEST DAILY LIFETIME 6 PLUS TRANSFERS ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of this benefit, we refer to those permitted investment options as the "Permitted Sub-accounts". Because these restrictions and the use of the predetermined mathematical formula lessen the risk that your Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth.

 An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Account Value between the Permitted Sub-accounts and the Bond Sub-account. This predetermined mathematical formula ("formula") runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Account Value or the Protected Withdrawal Value. The formula is described below.

 Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the "Target Ratio" or "r". If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts will occur.

 The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Account Value being allocated to the Bond Sub-account ("90% cap") on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Bond Sub-account.

 If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,
..   September 4, 2012 - a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   September 5, 2012 - you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4, 2012.
..   On September 5, 2012 - (and at least until first a transfer is made out of the Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).
..   Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.

 Under the formula, investment performance of your Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 6 Plus and existing Annuities that elect Highest Daily Lifetime 6 Plus in the future, however, we reserve the right to change such values.

 Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.

 The amount of the transfer will be equal to the lesser of:
 a) The total value of all your Account Value in the Bond Sub-account, or
 b) An amount equal to 5% of your total Account Value.

 While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:
..   Not make any transfer between the Permitted Sub-accounts and the Bond
    Sub-account; or
..   If a portion of your Account Value was previously allocated to the Bond
    Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or
..   Transfer a portion of your Account Value in the Permitted Sub-accounts.

 Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Protected Withdrawal
    Value;
..   The amount of time Highest Daily Lifetime 6 Plus has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 At any given time, some, most or none of your Account Value will be allocated to the Bond Sub-account, as dictated by the formula.

 Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.

 Any Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

 HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR
 EFFECTIVE SEPTEMBER 14, 2012, HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR IS NO LONGER AVAILABLE FOR NEW ELECTIONS AND WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR.

 We offer another version of Highest Daily Lifetime 6 Plus that we call Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator ("Highest Daily Lifetime 6 Plus with LIA"). Highest Daily Lifetime 6 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the "LIA Amount") if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Highest Daily Lifetime 6 Plus with LIA is not available in New York and certain other states/jurisdictions. You may choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime 6 Plus and you must elect the LIA benefit at the time you elect Highest Daily Lifetime 6 Plus. If you elect Highest Daily Lifetime 6 Plus without LIA and would like to add the feature later, you must terminate the Highest Daily Lifetime 6 Plus benefit and elect the Highest Daily Lifetime 6 Plus with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime 6 Plus and elect the Highest Daily Lifetime 6 Plus with LIA you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or the Plus 40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 6 Plus with LIA currently is based on a single "designated life" who is between the ages of 45 and 75 on the date that the benefit is elected and received in good order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein.

 Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.

 If you elect the Highest Daily Lifetime 6 Plus with LIA, the maximum charge is 2.00% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 1.20% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day's Account Value and the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation

 Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $600.00 ($200,000 X .30%)

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described below) will not be payable.

 If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.

 ELIGIBILITY REQUIREMENTS FOR LIA AMOUNT. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements ("LIA conditions") must be met.

 (1)The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.
 (2)The designated life is unable to perform two or more basic abilities of caring for oneself or "activities of daily living." We define these basic abilities as:

    i. Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
    ii.Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   iii.Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower. iv.Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.
    v. Transferring: Moving into or out of a bed, chair or wheelchair. vi.Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

 You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.

 Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the "ineligibility effective date"). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All "Excess Income" conditions described above in "Key Feature - Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit" would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.

 LIA AMOUNT AT THE FIRST LIFETIME WITHDRAWAL. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

 LIA AMOUNT AFTER THE FIRST LIFETIME WITHDRAWAL. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the LIA benefit will be deemed a Lifetime Withdrawal.

 WITHDRAWALS IN EXCESS OF THE LIA AMOUNT. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible ("Excess Withdrawal"), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

 WITHDRAWALS ARE NOT REQUIRED. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.

 PURCHASE PAYMENTS. If you are eligible for the LIA Amount as described under "Eligibility Requirements for LIA Amount" and you make an additional purchase payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 - less than 59 1/2; 5% for ages 59 1/2-79; and 6% for ages 80 and older) to the purchase payment (including any associated purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each purchase payment (including any associated purchase Credits).

 If the Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 STEP-UPS. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.

 GUARANTEE PAYMENTS. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under "Eligibility Requirements for LIA Amount" above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under "Eligibility Requirements for LIA Amount". TO THE EXTENT THAT CUMULATIVE WITHDRAWALS IN THE CURRENT ANNUITY YEAR THAT REDUCE YOUR ACCOUNT VALUE TO ZERO ARE MORE THAN THE LIA AMOUNT (EXCEPT IN THE CASE OF REQUIRED MINIMUM DISTRIBUTIONS), HIGHEST DAILY LIFETIME 6 PLUS WITH LIA TERMINATES, AND NO ADDITIONAL PAYMENTS ARE PERMITTED. A DEATH BENEFIT UNDER HIGHEST DAILY LIFETIME 6 PLUS WITH LIA IS NOT PAYABLE IF GUARANTEE PAYMENTS ARE BEING MADE AT THE TIME OF THE DECEDENT'S DEATH.

 ANNUITY OPTIONS. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date ("Tenth Anniversary"), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make annuity payments equal to the LIA Amount. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun. A Death Benefit is not payable if annuity payments are being made at the time of the decedent's death.

 If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.

 DEATH BENEFIT COMPONENT OF HIGHEST DAILY LIFETIME 6 PLUS WITH LIA. The provisions of the Death Benefit Component of Highest Daily Lifetime 6 Plus (see above for information about the Death Benefit) also apply to Highest Daily Lifetime Plus with LIA. Please note that with respect to Highest Daily Lifetime 6 Plus with LIA, we use the Annual Income Amount for purposes of the Death Benefit Calculations, not the LIA Amount.

 SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT (SHD6 PLUS)
 EFFECTIVE SEPTEMBER 14, 2012, SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS IS NO LONGER AVAILABLE FOR NEW ELECTIONS AND WE NO LONGER ACCEPT ADDITIONAL PURCHASE PAYMENTS FOR ANNUITIES WITH THE SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS BENEFIT.

 Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Spousal Highest Daily Lifetime 6 Plus must be elected based on two designated lives, as described below. The youngest designated life must be at least 50 years old and the oldest designated life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of permitted investment options, see the "Investment Options" section.

 We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "designated lives", and each, a "designated life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives ("Lifetime Withdrawals") provided you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account." Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 Spousal Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit, however, is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent's death. See Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, below.

 ALTHOUGH YOU ARE GUARANTEED THE ABILITY TO WITHDRAW YOUR ANNUAL INCOME AMOUNT FOR LIFE EVEN IF YOUR ACCOUNT VALUE FALLS TO ZERO, IF YOU TAKE WITHDRAWALS OF EXCESS INCOME THAT BRING YOUR ACCOUNT VALUE TO ZERO, YOUR ANNUAL INCOME AMOUNT WOULD ALSO FALL TO ZERO, AND THE BENEFIT WOULD TERMINATE. IN THAT SCENARIO, NO FURTHER AMOUNT, INCLUDING THE DEATH BENEFIT DESCRIBED BELOW, WOULD BE PAYABLE UNDER SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS.

 Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See "Election of and Designations under the Benefit" below and "Termination of Existing Benefits and Election of New Benefits" for details. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and
 (2)the Account Value on the current Valuation Day.

 If you have not made a Lifetime Withdrawal on or before the 10/th/ or 20/th/ Anniversary of the effective date of the benefit, your Periodic Value on the 10/th/ or 20/th/ Anniversary of the benefit effective date is equal to the greater of:

 (1)the Periodic Value described above or,
 (2)the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

    (a)200% (on the 10/th/ anniversary) or 400% (on the 20/th/ anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;
    (b)200% (on the 10/th/ anniversary) or 400% (on the 20/th/ anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and
    (c)all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.

 Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER THE SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS BENEFIT
 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the youngest designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.

 You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.

 Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older, and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.

 HIGHEST DAILY AUTO STEP-UP
 An automatic step-up feature ("Highest Daily Auto Step-Up") is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.

 The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:
   .   The Issue Date is December 1, 2008
   . The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   . The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.

 EXAMPLE OF DOLLAR-FOR-DOLLAR REDUCTIONS.
 On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).

 EXAMPLE OF PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before Lifetime Withdrawal                       $118,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $114,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $114,500.00
  Ratio                                                                 1.31%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.31%                                            $     78.60
  Annual Income Amount for future Annuity Years                  $  5,921.40

 EXAMPLE OF HIGHEST DAILY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life's age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

                                   HIGHEST DAILY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**         HIGHEST DAILY VALUE)
-----              ------------- ----------------------- ------------------------
November 25, 2009   $119,000.00     $      119,000.00           $5,950.00
November 26, 2009                    Thanksgiving Day
November 27, 2009   $113,000.00     $      113,986.95           $5,699.35
November 30, 2009   $113,000.00     $      113,986.95           $5,699.35
December 01, 2009   $119,000.00     $      119,000.00           $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.
 ** In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.
   . This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.
   . The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.

 NON-LIFETIME WITHDRAWAL FEATURE
 You may take a one-time non-lifetime withdrawal ("Non-Lifetime Withdrawal") under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see "Access to Account Value - Can I Surrender My Annuity for Its Value?"). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you don't elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

 The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

 If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.

 EXAMPLE - NON-LIFETIME WITHDRAWAL (PROPORTIONAL REDUCTION)
 This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.

 Assume the following:
   .   The Issue Date is December 1, 2008
   . The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009
   .   The Account Value at benefit election was $105,000
   . The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit
   . No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 6 Plus benefit

 On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.

 HERE IS THE CALCULATION:

      Withdrawal amount divided by                               $ 15,000
      Account Value before withdrawal                            $120,000
      Equals ratio                                                   12.5%
      All guarantees will be reduced by the above ratio (12.5%)
      Protected Withdrawal Value                                 $109,375
      10th benefit year Minimum Periodic Value                   $183,750
      20th benefit year Minimum Periodic Value                   $367,500

 REQUIRED MINIMUM DISTRIBUTIONS
 Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.

 In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.

 EXAMPLE - REQUIRED MINIMUM DISTRIBUTIONS
 The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

 Annual Income Amount = $5,000

 Remaining Annual Income Amount = $3,000

 Required Minimum Distribution = $6,000

 The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 - $5,000) =
 $4,000).

 If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.

 DEATH BENEFIT COMPONENT OF SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS.
 If you elect Spousal Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost, that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Spousal Highest Daily Lifetime 6 Plus benefit, then your Death Benefit will be equal to the greatest of:
..   the basic death benefit under the Annuity; and
..   the amount of any optional death benefit you may have elected and remains in effect; and
..   a) if no Lifetime Withdrawal had been taken prior to death, 300% of the
    Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an Annuity granted within 12 months prior to death.

 Upon the death of the first of the spousal designated lives, if a Death Benefit, as described above, would otherwise be payable, and the surviving designated life chooses to continue the Annuity, the Account Value will be adjusted, as of the date we receive due proof of death, to equal the amount of that Death Benefit if paid out in a lump sum, and the Spousal Highest Daily Lifetime 6 Plus benefit remains in force. Upon the death of the second Spousal designated life, the Death Benefit described above will be payable and the Spousal Highest Daily Lifetime 6 Plus rider will terminate as of the date we receive due proof of death.

 PLEASE NOTE THAT THE DEATH BENEFIT UNDER SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS IS NOT PAYABLE IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO AS A RESULT OF WITHDRAWALS OR IF ANNUITY PAYMENTS ARE BEING MADE AT THE TIME OF THE DECEDENT'S DEATH. THIS DEATH BENEFIT MAY NOT BE AVAILABLE IN ALL STATES.

 BENEFITS UNDER SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS
..   To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life provided the designated lives were spouses at the death of the first designated life. Please note that if your Account Value is reduced to zero as a result of withdrawals, the Death Benefit (described above) will also be reduced to zero and the Death Benefit will not be payable.
..   Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.
..   If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life as long as the designated lives were spouses at the time of the first death. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

 If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

 PLEASE NOTE THAT THE DEATH BENEFIT (DESCRIBED ABOVE) IS NOT PAYABLE IF ANNUITY PAYMENTS ARE BEING MADE AT THE TIME OF THE DECEDENT'S DEATH.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic
    Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.
..   Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

..   If you are taking your entire Annual Income Amount through the Systematic
    Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled "What Are The

    Investment Objectives and Policies of The Portfolios?". You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com
..   You can make withdrawals from your Annuity without purchasing the Spousal
    Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.
..   Upon inception of the benefit and to maintain the benefit, 100% of your
    Account Value must be allocated to the Permitted Sub-accounts. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The Basic Death Benefit will terminate if withdrawals taken under Spousal
    Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)
..   The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50%
    annually of the greater of the Account Value and Protected Withdrawal
    Value. The current charge is 0.95% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day's
    Account Value, or the prior Valuation Day's Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

 Assuming a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day's Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day's Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $475.00 ($200,000 X .2375%)

 If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the "Account Value Floor"), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.

 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 Spousal Highest Daily Lifetime 6 Plus can only be elected based on two designated lives. Designated lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the designated lives to die. Currently, Spousal Highest Daily Lifetime 6 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity, or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.


 Spousal Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See "Termination of Existing Benefits and Election of New Benefits" in the prospectus for information pertaining to elections, termination and re-election of benefits. PLEASE NOTE THAT IF YOU TERMINATE A LIVING BENEFIT AND ELECT A NEW LIVING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You and your Financial Professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.


 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first designated life, the surviving designated life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first designated life), (ii) upon the death of the second designated life (except as may be needed to pay the Death Benefit associated with this benefit), (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount),
 (vi) if both the Account Value and Annual Income Amount equal zero, or
 (vii) if you cease to meet our requirements as described in "Election of and Designations under the Benefit".

 Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon death of a designated life or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, or Automatic Rebalancing Program for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If prior to the transfer from the AST Investment Grade Bond Sub-account the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.

 HOW SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS TRANSFERS ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST INVESTMENT GRADE BOND SUB-ACCOUNT. See "How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account" above for information regarding this component of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 6 Plus through a non-qualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.


 If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.

                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. IF AN ANNUITY IS OWNED BY ONE OR MORE NATURAL PERSONS, THE DEATH BENEFIT IS PAYABLE UPON THE FIRST DEATH OF AN OWNER. IF AN ANNUITY IS OWNED BY AN ENTITY, THE DEATH BENEFIT IS PAYABLE UPON THE ANNUITANT'S DEATH, IF THERE IS NO CONTINGENT ANNUITANT. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT
 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. NOTWITHSTANDING THE ADDITIONAL PROTECTION PROVIDED UNDER THE OPTIONAL DEATH BENEFITS, THE ADDITIONAL COST HAS THE IMPACT OF REDUCING THE NET PERFORMANCE OF THE INVESTMENT OPTIONS. IN ADDITION, WITH RESPECT TO OPTIMUM PLUS, UNDER CERTAIN CIRCUMSTANCES, YOUR DEATH BENEFIT MAY BE REDUCED BY THE AMOUNT OF ANY CREDITS WE APPLIED TO YOUR PURCHASE PAYMENTS. (SEE "HOW ARE CREDITS APPLIED TO MY ACCOUNT VALUE".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).

 CONSIDERATIONS FOR CONTINGENT ANNUITANTS: We may allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan. In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. In some of our Annuities we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the Annuity may no longer qualify for tax deferral where the contract continues after the death of the Annuitant. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity subject to Section 72(u) of the Code as such Annuity does not receive tax deferral benefits.

 For Optimum, Optimum Four and Optimum Plus Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:
..   The sum of all purchase payments (not including any Credits) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts, the Benefit Fixed Rate
    Account and your Interim Value in the MVA Fixed Allocations (less the amount of any Credits applied within 12-months prior to the date of death, with respect to Optimum Plus, if allowed by applicable State law).

 "PROPORTIONAL WITHDRAWALS" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. We reserve the right to cease offering any optional death benefit.

 CURRENTLY, THESE BENEFITS ARE ONLY OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL AND MUST BE ELECTED AT THE TIME THAT YOU PURCHASE YOUR ANNUITY. WE MAY, AT A LATER DATE, ALLOW EXISTING ANNUITY OWNERS TO PURCHASE AN OPTIONAL DEATH BENEFIT SUBJECT TO OUR RULES AND ANY CHANGES OR RESTRICTIONS IN THE BENEFITS. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED AND IF YOU PURCHASE YOUR ANNUITY AS PART OF AN EXCHANGE, REPLACEMENT OR TRANSFER, IN WHOLE OR IN PART, FROM ANY OTHER ANNUITY WE ISSUE. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT MAY ONLY BE ELECTED INDIVIDUALLY, AND CANNOT BE ELECTED IN COMBINATION WITH ANY OTHER OPTIONAL DEATH BENEFIT. IF YOU ELECT SPOUSAL LIFETIME FIVE, SPOUSAL HIGHEST DAILY LIFETIME SEVEN, OR SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS OR THE BIO FEATURE OF HIGHEST DAILY LIFETIME SEVEN OR HIGHEST DAILY LIFETIME 7 PLUS, YOU ARE NOT PERMITTED TO ELECT AN OPTIONAL DEATH BENEFIT. WITH RESPECT TO OPTIMUM PLUS, UNDER CERTAIN CIRCUMSTANCES, EACH OPTIONAL DEATH BENEFIT THAT YOU ELECT MAY BE REDUCED BY THE AMOUNT OF CREDITS APPLIED TO YOUR PURCHASE PAYMENTS.

 INVESTMENT RESTRICTIONS MAY APPLY IF YOU ELECT CERTAIN OPTIONAL DEATH BENEFITS.

 ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT

 THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT IS NO LONGER AVAILABLE FOR NEW ELECTIONS. IT PROVIDES ADDITIONAL AMOUNTS TO YOUR BENEFICIARY THAT MAY BE USED TO OFFSET FEDERAL AND STATE TAXES PAYABLE ON ANY TAXABLE GAINS IN YOUR ANNUITY AT THE TIME OF YOUR DEATH. WHETHER THIS BENEFIT IS APPROPRIATE FOR YOU MAY DEPEND ON YOUR PARTICULAR CIRCUMSTANCES, INCLUDING OTHER FINANCIAL RESOURCES THAT MAY BE AVAILABLE TO YOUR BENEFICIARY TO PAY TAXES ON YOUR ANNUITY SHOULD YOU DIE DURING THE ACCUMULATION PERIOD. NO BENEFIT IS PAYABLE IF DEATH OCCURS ON OR AFTER THE ANNUITY DATE.

 THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT PROVIDED A BENEFIT PAYABLE IN ADDITION TO THE BASIC DEATH BENEFIT AND CERTAIN OTHER OPTIONAL DEATH BENEFITS YOU MAY ELECT IN CONJUNCTION WITH THIS BENEFIT. IF THE ANNUITY HAS ONE OWNER, THE OWNER HAD TO BE AGE 75 OR LESS AT THE TIME THE BENEFIT IS PURCHASED. IF AN ANNUITY HAS JOINT OWNERS, THE OLDEST OWNER HAD TO BE AGE 75 OR LESS. IF AN ANNUITY IS OWNED BY AN ENTITY, THE ANNUITANT HAD TO BE AGE 75 OR LESS.

 CALCULATION OF ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT
 If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

 1. the BASIC DEATH BENEFIT described above;

    PLUS

 2. 40% of your "GROWTH" under an Annuity, as defined below.

 "GROWTH" means the sum of your Account Value in the Sub-accounts and your Interim Value in the MVA Fixed Allocations, minus the total of all Purchase Payments (less the amount of any Credits applied within 12-months prior to the date of death, with respect to Optimum Plus) reduced by the sum of all proportional withdrawals.

 "PROPORTIONAL WITHDRAWALS" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments.

 THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT IS SUBJECT TO A MAXIMUM OF 100% OF ALL PURCHASE PAYMENTS APPLIED TO AN ANNUITY AT LEAST 12 MONTHS PRIOR TO THE DEATH OF THE DECEDENT THAT TRIGGERS THE PAYMENT OF THE DEATH BENEFIT.

 THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT WAS OFFERED IN THOSE JURISDICTIONS WHERE WE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED. PLEASE REFER TO THE SECTION ENTITLED "TAX CONSIDERATIONS" FOR A DISCUSSION OF SPECIAL TAX CONSIDERATIONS FOR PURCHASERS OF THIS BENEFIT. THE ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT WAS NOT AVAILABLE IF YOU ELECT THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT OR THE SPOUSAL LIFETIME FIVE INCOME BENEFIT, SPOUSAL HIGHEST DAILY LIFETIME SEVEN OR HIGHEST DAILY LIFETIME SEVEN WITH BIO.

 See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.

 HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ("HAV")

 IF AN ANNUITY HAS ONE OWNER, THE OWNER MUST BE AGE 79 OR LESS AT THE TIME THE HIGHEST ANNIVERSARY VALUE OPTIONAL DEATH BENEFIT IS PURCHASED. IF AN ANNUITY HAS JOINT OWNERS, THE OLDEST OWNER MUST BE AGE 79 OR LESS. IF AN ANNUITY IS OWNED BY AN ENTITY, THE ANNUITANT MUST BE AGE 79 OR LESS. CERTAIN OF THE PORTFOLIOS OFFERED AS SUB-ACCOUNTS UNDER THE ANNUITY ARE NOT AVAILABLE IF YOU ELECT THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. IN ADDITION, WE RESERVE THE RIGHT TO REQUIRE YOU TO USE CERTAIN ASSET ALLOCATION MODEL(S) IF YOU ELECT THIS DEATH BENEFIT.

 CALCULATION OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
 The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT DESCRIBED ABOVE IS CURRENTLY BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED. THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT IS NOT AVAILABLE IF YOU HAVE ELECTED "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" OR THE "HIGHEST DAILY VALUE" DEATH BENEFIT. IT IS ALSO NOT AVAILABLE WITH SPOUSAL LIFETIME FIVE, SPOUSAL HIGHEST DAILY LIFETIME SEVEN OR SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS.

 Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the death benefit target date is reached. The death benefit target date under this death benefit is earlier than the death benefit target date under the Combination 5% Roll-up and Highest Anniversary Value Death Benefit for Owners who are age 76 or older when an Annuity is issued, which may result in a lower value on the death benefit, since there will be fewer contract anniversaries before the death benefit target date is reached.

 See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.

 COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.

 CERTAIN PORTFOLIOS OFFERED AS SUB-ACCOUNTS UNDER AN ANNUITY ARE NOT AVAILABLE IF YOU ELECT THE COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT. IF YOU ELECT THIS BENEFIT, YOU MUST ALLOCATE YOUR ACCOUNT VALUE IN ACCORDANCE WITH THE THEN PERMITTED AND AVAILABLE OPTION(S). IN ADDITION, WE RESERVE THE RIGHT TO REQUIRE YOU TO USE CERTAIN ASSET ALLOCATION MODEL(S) IF YOU ELECT THIS DEATH BENEFIT.

 CALCULATION OF THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described above; and
       3. 5% Roll-up described below.

       Thecalculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

       . all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior contract anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

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

 THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT DESCRIBED ABOVE IS CURRENTLY BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT IS NOT AVAILABLE IF YOU ELECT ANY OTHER OPTIONAL DEATH BENEFIT OR ELECT SPOUSAL LIFETIME FIVE, SPOUSAL HIGHEST DAILY LIFETIME SEVEN, SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS OR ANY BENEFIT WITH BIO.

 See Appendix B for examples of how the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit is calculated.

 KEY TERMS USED WITH THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT:

   . The Death Benefit Target Date for the Highest Anniversary Value Death Benefit is the contract anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

   . The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the contract anniversary on or after the 80/th/ birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

   . The Highest Anniversary Value equals the highest of all previous "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) since such anniversary.

   . The Anniversary Value is the Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your purchase payment. (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law).

   . Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($ 125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")

 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less and death of the Owner refers to the death of the Annuitant.

 IF YOU ELECTED THIS BENEFIT, YOU MUST ALLOCATE YOUR ACCOUNT VALUE IN ACCORDANCE WITH THE PERMITTED AND AVAILABLE OPTION(S) WITH THIS BENEFIT. YOU ARE REQUIRED TO ENROLL AND MAINTAIN YOUR ACCOUNT VALUE IN THE ASSET ALLOCATION PROGRAM IF YOU ELECTED THIS BENEFIT. IF, SUBSEQUENT TO YOUR ELECTION OF THE BENEFIT, WE CHANGE OUR REQUIREMENTS FOR HOW ACCOUNT VALUE MUST BE ALLOCATED UNDER THE BENEFIT, THE NEW REQUIREMENT WOULD APPLY ONLY TO NEW ELECTIONS OF THE BENEFIT, AND WE WILL NOT COMPEL YOU TO RE-ALLOCATE YOUR ACCOUNT VALUE IN ACCORDANCE WITH OUR NEWLY-ADOPTED REQUIREMENTS. SUBSEQUENT TO ANY CHANGE IN REQUIREMENTS, TRANSFERS OF ACCOUNT VALUE AND ALLOCATION OF ADDITIONAL PURCHASE PAYMENTS MAY BE SUBJECT TO THE NEW INVESTMENT LIMITATIONS.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date (see the definitions below).

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law); and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       The amount determined by this calculation is increased by any purchase payments received after the Owner's date of death and decreased by any proportional withdrawals since such date.

       The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit is not available if you elected the Guaranteed Return Option, Guaranteed Return Option Plus, Guaranteed Return Option Plus 2008, Highest Daily GRO, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the "Combination 5% Roll-up and Highest Anniversary Value" Death Benefit, or the Highest Anniversary Value Death Benefit.

 KEY TERMS USED WITH THE HIGHEST DAILY VALUE DEATH BENEFIT:

   . The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

   . The Highest Daily Value equals the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments (plus associated Credits in the case of Optimum Plus applied more than twelve (12) months prior to the date of death or as otherwise provided for under applicable State law) since such date.

   . The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law).

   . Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 ANNUITIES WITH JOINT OWNERS
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the oldest of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit (unless the Annuity is a Beneficiary Annuity).

 ANNUITIES OWNED BY ENTITIES
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).

 CAN I TERMINATE THE OPTIONAL DEATH BENEFITS? DO THE OPTIONAL DEATH BENEFITS TERMINATE UNDER OTHER CIRCUMSTANCES?
 You can terminate the Enhanced Beneficiary Protection Death Benefit and the Highest Anniversary Value Death Benefit at any time. The "Combination 5% Roll-up and HAV Death Benefit" and the HDV Death Benefit may not be terminated once elected. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected one of either the Highest Anniversary Value or the Combination 5% Roll-up and HAV Death Benefits and, in addition, are taking withdrawals under a guaranteed minimum withdrawal or a lifetime guaranteed minimum withdrawal benefit, these optional Death Benefits will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see "Spousal Assumption of Annuity" below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under
 Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid to the beneficiary and it is not eligible for the death benefit provided under the Annuity.

 WHAT ARE THE CHARGES FOR THE OPTIONAL DEATH BENEFITS?
 For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit made on or after May 1, 2009, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the average daily net assets of the Sub-accounts. For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit that were made prior to May 1, 2009, we impose a charge equal to 0.25% and 0.50%, respectively, per year of the average daily net assets of the Sub-accounts. We deduct a charge equal to 0.25% per year of the average daily net assets of the Sub-accounts for the Enhanced Beneficiary Protection Death Benefit and 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct the charge for each of these benefits to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PRUDENTIAL ANNUITIES' ANNUITY REWARDS

 WHAT IS THE ANNUITY REWARDS BENEFIT?
 Annuity Rewards is a death benefit enhancement that Owners can elect when the original CDSC period is over. To be eligible to elect Annuity Rewards, the Account Value on the date that the Annuity Rewards benefit is effective must be greater than the amount that would be payable to the Beneficiary under the Death Benefit (including any amounts payable under any Optional Death Benefit then in effect). In addition, the effective date must occur before annuity payments begin. There can only be one effective date for the Annuity Rewards Death Benefit enhancement. There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.

 Annuity Rewards offers Owners the ability to lock in an amount equal to the Account Value in the Sub-accounts plus the MVA Fixed Allocations (without the effect of any MVA) as an enhancement to their current basic Death Benefit, so their beneficiaries will not receive less than an Annuity's value as of the effective date of the benefit. Under the Annuity Rewards Benefit, Prudential Annuities guarantees that the Death Benefit will not be less than:

       . your Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of the effective date of the benefit

       . MINUS any proportional withdrawals following the effective date of the benefit

       . PLUS any additional purchase payments applied to your Annuity following the effective date of the benefit.

 The Annuity Rewards Death Benefit enhancement does not affect the calculation of the basic Death Benefit or any Optional Death Benefits available under an Annuity. If the Death Benefit amount payable under your Annuity's basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards Benefit on the date the Death Benefit is calculated, your beneficiary will receive the greater amount. Annuity Rewards is not available if your Annuity is held as a Beneficiary Annuity.

 PAYMENT OF DEATH BENEFITS

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:
   .   within five (5) years of the date of death (the "5 Year Deadline"); or
   . as a series of payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.

 Unless you have made an election prior to Death Benefit proceeds becoming due, a beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions.

 If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:
   .   as a lump sum payment; or
   . Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions.

 Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES HELD BY TAX-FAVORED PLANS The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the Beneficiary is your surviving spouse.

   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the owner. If your beneficiary elects to receive full distribution by December 31st of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31st of the year including the six year anniversary date of death.
   . If you die before a designated beneficiary is named and before the date Required Minimum Distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
   . If you die before a designated beneficiary is named and after the date Required Minimum Distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.

 Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefits" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and non-qualified Annuities.

 UNDER THE BENEFICIARY CONTINUATION OPTION:
   . The beneficiary must apply at least $15,000 to the Beneficiary Continuation Option. Thus, the death benefit must be at least $15,000.
   . The Owner's Annuity will be continued in the Owner's name, for the benefit of the beneficiary.
   . Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.
   . Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value. For non-qualified annuities, the fee will only apply if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
   . The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
   . The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
   . The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
   . No Fixed Allocations or fixed interest rate options will be offered for the non-qualified Beneficiary Continuation Options. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.
   .   No additional purchase payments can be applied to the Annuity.
   . The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
   . The beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary's withdrawal rights.
   .   Withdrawals are not subject to CDSC.
   . Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary
       (successor), unless the successor chooses to continue receiving payments.
   . If the beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in good order at least 14 days prior to the first required distribution.
       If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

 Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 SPOUSAL ASSUMPTION OF ANNUITY
 You may name your spouse as your beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary beneficiary will be the surviving spouse unless you elect an alternative Beneficiary Designation. Unless you elect an alternative beneficiary Designation or the Annuity is held as a Beneficiary Annuity, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional purchase payments.

 A surviving spouse's ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see "Managing Your Annuity - Spousal Designations"). Please consult your tax or legal adviser for more information about such impact in your state.

 See the section entitled "Managing Your Annuity - Spousal Designations" and "Contingent Annuitant" for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an Annuity owned by a Custodial Account.

 ARE THERE ANY EXCEPTIONS TO THESE RULES FOR PAYING THE DEATH BENEFIT?
 Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death. Any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death" (and in certain limited circumstances as of the date of death), any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.


 Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. DURING THE PERIOD FROM THE DATE OF DEATH UNTIL WE RECEIVE ALL REQUIRED PAPER WORK, THE AMOUNT OF THE DEATH BENEFIT IS IMPACTED BY THE INSURANCE CHARGE AND MAY BE SUBJECT TO MARKET FLUCTUATIONS.


 EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
 There are certain exceptions to the amount of the Death Benefit.

 SUBMISSION OF DUE PROOF OF DEATH AFTER ONE YEAR. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).

 DEATH BENEFIT SUSPENSION PERIOD. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter), and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value plus the Interim Value in the MVA Fixed Allocations, less (if allowed by applicable state law) any Purchase Credits (for Optimum Plus) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value plus the Interim Value in the MVA Fixed Allocations. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 BENEFICIARY ANNUITY. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. For Annuities with a Highest Daily Lifetime Five election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - Highest Daily Lifetime Five" section of the Prospectus for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to Optimum and Optimum Four, the Account Value includes any Loyalty Credit we apply. With respect to Optimum Plus, the Account Value includes any Credits we applied to your Purchase Payments which we are entitled to take back under certain circumstances. When determining the Account Value on a day more than 30 days prior to an MVA Fixed Allocation's Maturity Date, the Account Value may include any Market Value Adjustment that would apply to an MVA Fixed Allocation (if withdrawn or transferred) on that day.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, the Distribution Charge (if applicable), and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, any Distribution Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you
 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 HOW DO YOU VALUE FIXED ALLOCATIONS?
 During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to an MVA Fixed Allocation plus all interest credited to an MVA Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from an MVA Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of an MVA Fixed Allocation on any day more than 30 days prior to its Maturity Date, we multiply the Account Value of the MVA Fixed Allocation times the Market Value Adjustment factor.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Prudential Annuities is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m.
 EST). Generally, financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the separate account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.

 INITIAL PURCHASE PAYMENTS: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Credits with respect to Optimum Plus) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.

 As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that until such time that the insurer is notified of the firm's principal approval and is provided with the application, or is notified of the firm principal's rejection, customer funds will be held by the insurer in a segregated bank account. In addition, the insurer must promptly return the customer's funds at the customer's request prior to the firm's principal approval or upon the firm's rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to market fluctuations during that period. The monies in such suspense account may be subject to our general creditors. Moreover, because the FINRA rule authorizing the use of such accounts is new, there may be uncertainty as to the segregation and treatment of such insurance company general account assets under applicable Federal and State laws.

 ADDITIONAL PURCHASE PAYMENTS: We will apply any additional Purchase Payments (and any associated Credit with respect to Optimum Plus) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see "Living Benefits" for further information on additional purchase payments.


 SCHEDULED TRANSACTIONS: Scheduled transactions include transfers made in connection with dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under
 Section 72(t) of the Code, or annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, systematic withdrawals and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.


 UNSCHEDULED TRANSACTIONS: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 MEDICALLY-RELATED SURRENDERS & DEATH BENEFITS: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES? DISTRIBUTION CHARGE APPLICABLE TO OPTIMUM AND OPTIMUM PLUS: At the end of the Period during which the Distribution Charge applies, your Annuity will become subject to a different daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the Sub-accounts that reflect the Insurance Charge (and the charge for any optional benefits you have elected) but not the Distribution Charge. The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of Units and Unit Price will not affect your Account Value. Beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.

 TERMINATION OF OPTIONAL BENEFITS: Except for the Guaranteed Minimum Income Benefit, generally the "Combination 5% Roll-up and Highest Anniversary Value Death Benefit" and the Highest Daily Value Death Benefit, which cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

                              TAX CONSIDERATIONS

 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to Purchase Payments below relate to the cost basis in your contract. Generally, the cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.

 The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 SAME SEX COUPLES
 The summary that follows includes a description of certain spousal rights under the contract and our administration of such spousal rights and related tax reporting. Prior to a recent Supreme Court decision, and consistent with
 Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

 On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

 There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

 Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.

 NONQUALIFIED ANNUITY CONTRACTS
 IN GENERAL, AS USED IN THIS PROSPECTUS, A NONQUALIFIED ANNUITY IS OWNED BY AN INDIVIDUAL OR NON-NATURAL PERSON AND IS NOT ASSOCIATED WITH A TAX-FAVORED RETIREMENT PLAN.

 TAXES PAYABLE BY YOU
 We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract Owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional living benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for Owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Annuity no later than the first day of the calendar month next following the maximum Annuity date for your Annuity. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Annuity. However, the IRS may not then consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER
 If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of Purchase Payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of Purchase Payments until all Purchase Payments have been returned. After all Purchase Payments are returned, all subsequent amounts will be taxed as ordinary income. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

 TAXES ON ANNUITY PAYMENTS
 A portion of each annuity payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your Purchase Payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your Purchase Payments has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your Purchase Payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity contract for the maximum Annuity Date, also described above.

 PARTIAL ANNUITIZATION
 Individuals may partially annuitize their nonqualified annuity if the contract so permits. The tax law allows for a portion of a nonqualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

 MEDICARE TAX ON NET INVESTMENT INCOME
 The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which became effective in 2013, assesses a 3.8% surtax on the lesser of
 (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty);
    or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035
 Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after

 October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES FOR NONQUALIFIED ANNUITY CONTRACTS
 The Death Benefit options are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the Owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the Beneficiary is taxed in the year of payment on gain in the contract.
..   Within 5 years of death of Owner: the Beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the Owner: the Beneficiary is taxed on each payment (part will be treated as gain and part as return of Purchase Payments).

 CONSIDERATIONS FOR CONTINGENT ANNUITANTS: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity owner when such contracts do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.

 REPORTING AND WITHHOLDING ON DISTRIBUTIONS
 Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (including resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 ENTITY OWNERS
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

 Where a contract is issued to a Charitable Remainder Trust (CRT), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually. As there are charges for the optional living benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisors whether election of such optional living benefits violates their fiduciary duty to the remainder beneficiary.

 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Code, such contract shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity. At this time, we will not issue an Annuity to grantor trusts with multiple grantors.

 At this time, we will not issue an Annuity to a grantor trust where the Grantor is not also the Annuitant. Where a previously issued contract was structured so that it is owned by a grantor trust but the Annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor of the trust if the grantor pre-deceases the Annuitant under
 Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the trust and it is not eligible for the death benefit provided under the contract.

 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR NONQUALIFIED ANNUITY CONTRACTS. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitants to die.

 CHANGES IN YOUR ANNUITY. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract Owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 IN GENERAL, AS USED IN THIS PROSPECTUS, A QUALIFIED ANNUITY IS AN ANNUITY CONTRACT WITH APPLICABLE ENDORSEMENTS FOR A TAX-FAVORED PLAN OR A NONQUALIFIED ANNUITY CONTRACT HELD BY A TAX-FAVORED RETIREMENT PLAN.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), including inherited
    IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

..   Roth IRAs, including inherited Roth IRAs (which we refer to as a
    Beneficiary Roth IRA) under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code)
..   Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax
    Deferred Annuities or TDAs);
..   Section 457 plans (subject to 457 of the Code).

 A Nonqualified annuity may also be purchased by a 401(a) trust or custodial IRA or Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "Free Look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the Purchase Payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2014 the contribution limit is $5,500. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.

 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA", which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA.

 In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as Owner of the contract, must be the "Annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as Owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1/st/ of the calendar year after the calendar year you turn age 70 1/2; and
..   Death and annuity payments must meet Required Minimum Distribution rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a Required Minimum Distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $52,000 in 2014, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2014, this limit is $260,000;
..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $17,500 in 2014 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2014. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "Free Look" period, as you would have if you purchased the contract for a standard IRA.

 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59 1/2; (b) after the Owner's death; (c) due to the Owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $17,500 in 2014. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2014. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a 457 government plan. A contract may generally only qualify as a TDA if distributions of salary deferrals (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:
..   Your attainment of age 59 1/2;
..   Your severance of employment;
..   Your death;
..   Your total and permanent disability; or
..   Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).

 In any event, you must begin receiving distributions from your TDA by April 1/st/ of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another employer's TDA plan or mutual fund "custodial account" described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.

 CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS
 If you hold the contract under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.

 CHARITABLE IRA DISTRIBUTIONS.
 Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

 For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
 Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

..   If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the Owner.
..   If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple
    Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.
..   If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect.
    For contracts where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

 A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your becoming disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually.
    (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the contract during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is "directly" rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, 457 government plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a 457 governmental plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned contracts or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions
..   If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 ERISA REQUIREMENTS
 ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

 Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

 Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

 SPOUSAL CONSENT RULES FOR RETIREMENT PLANS - QUALIFIED CONTRACTS
 If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

 Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a "qualified joint and survivor annuity" (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an annuity for your spouse's lifetime and is called a "qualified pre-retirement survivor annuity" (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

 Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

 IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

 GIFTS AND GENERATION-SKIPPING TRANSFERS
 If you transfer your contract to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?
 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www. prudentialannuities.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We may also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, including, but not limited to, the Annual Maintenance Fee, Systematic Withdrawals (including 72(t) and 72(q) payments and required minimum distributions), electronic funds transfers, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.


 WHO IS PRUDENTIAL ANNUITIES?
 Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, ("Prudential Annuities") is a stock life insurance company incorporated under the laws of Arizona as of August 31, 2013, formerly incorporated in Connecticut, and is domiciled in Arizona, formerly Connecticut, with licenses in all 50 states, District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial, Inc. Prudential Annuities markets through and in conjunction with registered broker-dealers.


 Prudential Annuities offers a wide array of annuities, including (1) deferred variable annuities that are registered with the SEC, including fixed interest rate annuities that are offered as a companion to certain of our variable annuities and are registered because of their market value adjustment feature and (2) fixed annuities that are not registered with the SEC. In addition, Prudential Annuities has in force a relatively small block of variable life insurance policies and immediate variable annuities, but it no longer actively sells such policies.

 No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal for Highest Daily Lifetime 6 Plus) exceeds your current Account Value, you would rely solely on the ability of the issuing insurance company to make payments under the benefit out of its own assets. Prudential Financial, however, exercises significant influence over the operations and capital structure of Prudential Annuities.


 Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Prudential Annuities Life Assurance Corporation delivers this prospectus to current contract owners that reside outside of the United States.

 Prudential Annuities conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed "service providers" under the Investment Company Act of 1940. The entities engaged by Prudential Annuities may change over time. As of December 31, 2013, non-affiliated entities that could be deemed service providers to Prudential Annuities and/or an affiliated insurer within the Prudential Annuities business unit consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Broadridge Investor Communication Solutions, Inc. (proxy services and regulatory mailings), 51 Mercedes Way, Edgewood, NY 11717, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26/th/ Floor, New York, NY 10041, Diversified Information Technologies Inc. (records management and administration of annuity contracts), 123 Wyoming Avenue, Scranton, PA 18503, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10/th/ Floor, New York, NY 10022, National Financial Services (clearing and settlement services) 82 Devonshire Street Boston, MA 02109, NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399.


 WHAT ARE SEPARATE ACCOUNTS?

 The separate accounts are where Prudential Annuities sets aside and invests the assets of some of our annuities. These separate accounts were established under the laws of the State of Connecticut. The assets of each separate account are held in the name of Prudential Annuities, and legally belong to us. Prudential Annuities Life Assurance Corporation segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to a separate account are credited to or charged against each such separate account, without regard to other income, gains, or losses of Prudential Annuities or of any other of our separate accounts. The obligations under the Annuities are those of Prudential Annuities, which is the issuer of the Annuities and the depositor of the separate accounts. More detailed information about Prudential Annuities, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

 SEPARATE ACCOUNT B

 During the accumulation period, the assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B". Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts including Separate Account B, will now be operated in accordance with the laws of Arizona.


 Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio.
 Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 ("Investment Company Act") as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional purchase payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 VALUES AND BENEFITS BASED ON ALLOCATIONS TO THE SUB-ACCOUNTS WILL VARY WITH THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS OR FUND PORTFOLIOS, AS APPLICABLE. WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF ANY SUB-ACCOUNT. YOUR ACCOUNT VALUE ALLOCATED TO THE SUB-ACCOUNTS MAY INCREASE OR DECREASE. YOU BEAR THE ENTIRE INVESTMENT RISK. THERE IS NO ASSURANCE THAT THE ACCOUNT VALUE OF YOUR ANNUITY WILL EQUAL OR BE GREATER THAN THE TOTAL OF THE PURCHASE PAYMENTS YOU MAKE TO US.

 SEPARATE ACCOUNT D
 During the accumulation period, assets supporting our obligations based on Fixed Allocations are held in Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D". Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.


 Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013.


 There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.


 We may employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain. We are not obligated to invest according to specific guidelines or strategies except as may be required by Arizona and other state insurance laws.

 WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
 Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying mutual fund portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contractholders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying mutual fund portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of underlying funds other than the Trust that is managed by an affiliate. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other underlying funds in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.

 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of an underlying mutual fund portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of an underlying mutual fund portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES PAYABLE TO PRUDENTIAL ANNUITIES
 Prudential Annuities and/or our affiliates receive substantial payments from certain underlying portfolios and/or related entities. Those payments may include Rule 12b-1 fees, administrative fees and "revenue sharing" payments. Rule 12b-1 fees compensate our affiliated principal underwriter for a variety of services, including distribution services. Administrative fees compensate us for providing administrative services with respect to owners invested indirectly in the portfolio, including recordkeeping services and the mailing of prospectuses and reports. We may also receive "revenue sharing" payments, which are payments from investment advisers or other service providers to the portfolios. Some fees, such as Rule 12b-1 are paid directly by the portfolio, and some fees are paid by service providers to the portfolios. In any case, however, the existence of these payments tends to increase the overall cost of investing in the portfolios. Because these payments are made to us, allocations you make to the underlying portfolios benefit us financially. In selecting portfolios available under the annuity, we consider the payments made to us.

 Effective February 25, 2013, most AST Portfolios adopted a Rule 12b-1 fee. Prior to that fee, most AST Portfolios had an administrative services fee. The Rule 12b-1 fee compensates us and our affiliates for shareholder servicing, administrative, distribution and other services. We also receive "revenue sharing" payments from the advisers to the underlying portfolios. As of March 1, 2013, the maximum combined fees and revenue sharing payments we receive with respect to a portfolio are equal to an annual rate of 0.55% the average assets allocated to the portfolio under the Annuity. These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts. We expect to make a profit on these fees and payments.

 In addition, an investment adviser, sub-adviser or distributor of the underlying Portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributor and the amounts of such payments may vary between and among each adviser, sub-adviser and distributor depending on their respective participation.


 During 2013, with regard to amounts that were paid under the kinds of arrangements described immediately above, the amounts ranged from approximately $1,102.17 to approximately $228,242.01. These amounts may have been paid to one or more Prudential-affiliated insurers issuing individual variable annuities.


 WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?
 Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products. PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuities but are exempt from registration ("firms"). Applications for each Annuity are solicited by registered representatives of those firms. In addition, PAD may offer the Annuities directly to potential purchasers.

 Prudential Annuities sells its annuity products through multiple distribution channels, including (1) independent broker-dealer firms and financial planners; (2) broker-dealers that are members of the New York Stock Exchange, including "wirehouse" and regional broker-dealer firms; and (3) broker-dealers affiliated with banks or that specialize in marketing to customers of banks. Although we are active in each of those distribution channels, the majority of our sales have come from the independent broker-dealer firms and financial planners. On June 1, 2006, The Prudential Insurance Company of America, an affiliate of Prudential Annuities, acquired the variable annuity business of The Allstate Corporation ("Allstate"), which included exclusive access to the Allstate affiliated broker-dealer until May 31, 2009. We began selling variable annuities through the Allstate affiliated broker-dealer registered representatives in the third quarter of 2006.

 Under the selling agreements, commissions are paid to firms on sales of the Annuities according to one or more schedules. The registered representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0% for Optimum, 6.0% for Optimum Plus and 5.5% for Optimum Four. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of the Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to your Annuity. Commissions and other compensation paid in relation to your Annuity do not result in any additional charge to you or to the Separate Account.

 In addition, in an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuities on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker-dealer firms (including LPL Financial Corporation) with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Annuities; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms. In addition, we or our affiliates may provide such compensation, payments and/or incentives to firms arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.

 You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.

 We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

 The list below identifies three general types of payments that PAD pays registered broker-dealers and firms which are broadly defined as follows:
   . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon assets, subject to certain criteria in certain held in all Prudential Annuities products.
   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.
   . Fixed Payments: These types of payments are made directly to or in sponsorship of the firm.
   . Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their registered representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments periodically during the relationship for systems, operational and other support.


 The list below includes the names of the firms that we are aware (as of December 31, 2013) received payment with, respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed below include those receiving payments in connection with marketing of products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the request. During 2013, the least amount paid, and greatest amount paid, were $2.41 and $6,772,615.62 respectively.




 NAME OF FIRM:



  Cetera Financial Specialists
  Cetera Investment Services
  CFD Investments, Inc.
  Commonwealth Financial Network
  Crown Capital Securities, L.P.
  CUNA Brokerage Svcs, Inc.
  CUSO Financial Services, L.P.
  Equity Services, Inc.
  First Allied Securities Inc
  FSC Securities Corp.
  Gary Goldberg & Co., Inc.
  Geneos Wealth Management, Inc.
  H. Beck, Inc.
  Hantz Financial Services, Inc.
  ING Financial Partners, LLC
  Invest Financial Corporation
  Investacorp
  Investment Centers of America
  Investment Professionals
  Investors Capital Corporation
  Janney Montgomery Scott, LLC.
  Legend Equities Corporation
  Lincoln Financial Advisors
  Lincoln Financial Securities Corporation
  Lincoln Investment Planning
  LPL Financial Corporation
  LPL Financial Corporation (OAP)
  M Holdings Securities, Inc
  MetLife
  Mutual Service Corporation
  National Planning Corporation
  Next Financial Group, Inc.
  NFP Securities, Inc.
  PNC Investments, LLC
  ProEquities
  Questar Capital Corporation
  Raymond James & Associates
  Raymond James Financial Services
  RBC Capital Markets Corporation
  Robert W. Baird & Co., Inc.
  Royal Alliance Associates
  SagePoint Financial, Inc.
  Sammons Securities Co., LLC
  Securian Financial Services, Inc.
  Securities America, Inc.
  Securities Service Network
  Sigma Financial Corporation
  Signator Investors, Inc.
  SII Investments, Inc.
  Spelman & Co., Inc.
  Stifel Nicolaus & Co.
  Summit Brokerage Services, Inc
  TFS Securities, Inc.
  The Investment Center
  TransAmerica Financial Advisors, Inc.
  Triad Advisors, Inc.
  UBS Financial Services, Inc.
  United Planners Financial Services.
  Wall Street Financial Group
  Waterstone Financial Group Inc
  Wells Fargo Advisors LLC
  Wells Fargo Advisors LLC - Wealth
  Wells Fargo Investments LLC
  Woodbury Financial Services
  World Group Securities, Inc.
  WRP Investments, Inc


 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
 Prudential Annuities Life Assurance Corporation incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Exchange Act since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. We will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Prudential Annuities Life Assurance Corporation, One Corporate Drive, Shelton, CT 06484 or by calling 888-PRU-2888. We file periodic reports as required under the Securities Exchange Act of 1934. The public may read and copy any materials that we file with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see http://www.sec.gov). Our internet address is http://www.prudentialannuities.com.

 FINANCIAL STATEMENTS
 The financial statements of the Separate Account and Prudential Annuities Life Assurance Corporation are included in the Statement of Additional Information.

 HOW TO CONTACT US

 Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

 PRUDENTIAL'S CUSTOMER SERVICE TEAM
 Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.

 INTERNET
 Access information about your Annuity through our website:
 www.prudentialannuities.com

 CORRESPONDENCE SENT BY REGULAR MAIL
 Prudential Annuity Service Center
 P.O. Box 7960
 Philadelphia, PA 19176

 CORRESPONDENCE SENT BY OVERNIGHT, CERTIFIED OR REGISTERED MAIL
 Prudential Annuity Service Center
 2101 Welsh Road
 Dresher, PA 19025

 Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this Prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.


 You can obtain account information by calling our automated response system and at WWW. PRUDENTIALANNUITIES.COM, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or your Financial Professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at WWW. PRUDENTIALANNUITIES.COM, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Prudential Annuities does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Prudential Annuities reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 INDEMNIFICATION
 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


 LEGAL PROCEEDINGS

 LITIGATION AND REGULATORY MATTERS
 Prudential Annuities is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industry in which we operate. Prudential Annuities is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential Annuities is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, Prudential Annuities, along with other participants in the businesses in which we engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of Prudential Annuities' pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

 Prudential Annuities establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. Prudential Annuities estimates that as of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $5.4 million. This estimate is not an indication of expected loss, if any, or Prudential Annuities' maximum possible loss exposure on such matters. Prudential Annuities reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

 In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on The Prudential Insurance Company of America ("Prudential Insurance"). The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

 In January 2012, a Global Resolution Agreement entered into by Prudential Annuities and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by Prudential Annuities to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires Prudential Annuities to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with Prudential Annuities.

 Prudential Annuities is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including Prudential Annuities) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of Prudential Annuities' compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding Prudential Annuities' unclaimed property procedures.

 In December 2013, this matter was closed without prejudice. In May 2013, Prudential Annuities entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires Prudential Annuities to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

 Prudential Annuities' litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that Prudential Annuities' results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential Annuities' litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential Annuities' financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on Prudential Annuities' financial position.


              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
   The following are the contents of the Statement of Additional Information:

 General Information about Prudential Annuities
   Prudential Annuities Life Assurance Corporation
   Prudential Annuities Life Assurance Corporation Variable Account B
   Prudential Annuities Life Assurance Corporation Separate Account D
 Principal Underwriter/Distributor - Prudential Annuities Distributors, Inc.
 How the Unit Price is Determined
 Additional Information on Fixed Allocations
   How We Calculate the Market Value Adjustment
 General Information
   Voting Rights
   Modification
   Deferral of Transactions
   Misstatement of Age or Sex
 Annuitization
 Experts
 Legal Experts
 Financial Statements

     APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

 Separate Account B consists of multiple Sub-accounts that are available as investment options for the Prudential Annuities Annuities. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. All or some of these Sub-accounts are available as investment options for other variable annuities we offer pursuant to different prospectuses.


 UNIT PRICES AND NUMBERS OF UNITS. The following tables show for each Annuity:
 (a) the historical Unit Price, corresponding to the Annuity features bearing the highest and lowest combinations of asset-based charges*, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus**; and (b) the number of Units outstanding for each such Sub-account as of the dates shown. The period for each year begins on January 1 and ends on December 31. Since November 18, 2002, we have been determining, on a daily basis, multiple Unit Prices for each Sub-account of Separate Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same Sub-accounts, and these annuities deduct varying charges that correspond to each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charges for each optional benefit. Where an asset-based charge corresponding to a particular Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity, the Unit Price for the new annuity will be identical to that of the existing annuity. In such cases, we will for reference purposes depict, in the condensed financial information for the new annuity, Unit Prices of the existing annuity. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31/st/ of the applicable year. When a Unit Price was first calculated for a particular Sub-account, we set the price of that Unit at $10.00 per Unit. Thereafter, Unit Prices vary based on market performance. Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2014.


 * Note: While a unit price is reflected for the maximum combination of asset based charges for each Sub-account, not all Sub-accounts are available if you elect certain optional benefits.
 ** The remaining unit values appear in the Statement of Additional
    Information, which you may obtain free of charge by sending in the request form at the end of the Prospectus or contacting us at 1-888-PRU-2888.




                                    OPTIMUM
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

          ACCUMULATION UNIT VALUES: WITH NO OPTIONAL BENEFITS (1.25%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                             $10.00           $10.02             405,782
    01/01/2006 to 12/31/2006                              $10.02           $11.06           3,716,970
    01/01/2007 to 12/31/2007                              $11.06           $11.93           5,006,440
    01/01/2008 to 12/31/2008                              $11.93            $8.03           6,104,215
    01/01/2009 to 12/31/2009                               $8.03            $9.86          26,917,264
    01/01/2010 to 12/31/2010                               $9.86           $10.90          35,419,588
    01/01/2011 to 12/31/2011                              $10.90           $10.48          27,867,684
    01/01/2012 to 12/31/2012                              $10.48           $11.65          31,632,710
    01/01/2013 to 12/31/2013                              $11.65           $12.65          31,978,989
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                              $9.67            $9.79             626,417
    01/01/2006 to 12/31/2006                               $9.79           $11.30             579,491
    01/01/2007 to 12/31/2007                              $11.30           $11.15             493,545
    01/01/2008 to 12/31/2008                              $11.15            $7.18             440,398
    01/01/2009 to 12/31/2009                               $7.18            $8.35           1,506,808
    01/01/2010 to 12/31/2010                               $8.35            $9.39           2,225,396
    01/01/2011 to 12/31/2011                               $9.39            $9.60           1,745,553
    01/01/2012 to 05/04/2012                               $9.60           $10.45                   0

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                        $10.00           $10.03              53,897
    01/01/2006 to 12/31/2006                         $10.03           $10.95           1,008,771
    01/01/2007 to 12/31/2007                         $10.95           $11.79           1,635,321
    01/01/2008 to 12/31/2008                         $11.79            $8.30           3,896,032
    01/01/2009 to 12/31/2009                          $8.30           $10.11          26,515,475
    01/01/2010 to 12/31/2010                         $10.11           $11.21          36,140,128
    01/01/2011 to 12/31/2011                         $11.21           $10.94          30,390,625
    01/01/2012 to 12/31/2012                         $10.94           $12.15          33,353,854
    01/01/2013 to 12/31/2013                         $12.15           $14.12          32,580,994
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                        $10.00           $10.01             403,183
    01/01/2006 to 12/31/2006                         $10.01           $11.24           4,226,992
    01/01/2007 to 12/31/2007                         $11.24           $12.18           5,738,690
    01/01/2008 to 12/31/2008                         $12.18            $7.82           6,696,087
    01/01/2009 to 12/31/2009                          $7.82            $9.68          31,792,069
    01/01/2010 to 12/31/2010                          $9.68           $10.84          41,650,794
    01/01/2011 to 12/31/2011                         $10.84           $10.44          30,125,427
    01/01/2012 to 12/31/2012                         $10.44           $11.73          36,635,255
    01/01/2013 to 12/31/2013                         $11.73           $14.21          42,035,241
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    06/20/2005* to 12/31/2005                        $23.60           $24.98             223,265
    01/01/2006 to 12/31/2006                         $24.98           $33.72             265,912
    01/01/2007 to 12/31/2007                         $33.72           $26.66             201,539
    01/01/2008 to 12/31/2008                         $26.66           $17.10             163,226
    01/01/2009 to 12/31/2009                         $17.10           $22.28             328,842
    01/01/2010 to 12/31/2010                         $22.28           $28.31             510,403
    01/01/2011 to 12/31/2011                         $28.31           $29.80             376,813
    01/01/2012 to 12/31/2012                         $29.80           $33.94             463,095
    01/01/2013 to 12/31/2013                         $33.94           $34.57             450,921
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                          $8.33           $10.12           1,169,995
    01/01/2005 to 12/31/2005                         $10.12           $10.94           1,386,930
    01/01/2006 to 12/31/2006                         $10.94           $12.20           1,165,926
    01/01/2007 to 12/31/2007                         $12.20           $13.39           1,078,773
    01/01/2008 to 12/31/2008                         $13.39            $7.39             767,197
    01/01/2009 to 12/31/2009                          $7.39            $9.69           1,308,983
    01/01/2010 to 12/31/2010                          $9.69           $12.68           1,500,026
    01/01/2011 to 12/31/2011                         $12.68           $10.88           1,440,412
    01/01/2012 to 12/31/2012                         $10.88           $12.90           1,624,583
    01/01/2013 to 12/31/2013                         $12.90           $17.94           1,692,703
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                         $10.25           $11.24           4,119,501
    01/01/2005 to 12/31/2005                         $11.24           $11.63           5,200,125
    01/01/2006 to 12/31/2006                         $11.63           $13.46           3,863,961
    01/01/2007 to 12/31/2007                         $13.46           $13.98           3,567,122
    01/01/2008 to 12/31/2008                         $13.98            $8.19           2,148,857
    01/01/2009 to 12/31/2009                          $8.19            $9.64           3,356,527
    01/01/2010 to 12/31/2010                          $9.64           $10.74           3,792,800
    01/01/2011 to 12/31/2011                         $10.74           $10.02           2,403,875
    01/01/2012 to 12/31/2012                         $10.02           $11.84           2,347,900
    01/01/2013 to 12/31/2013                         $11.84           $15.62           3,172,056

                                                                                   Number of
                                               Accumulation     Accumulation      Accumulation
                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                       $3.87            $4.44          2,232,502
    01/01/2005 to 12/31/2005                       $4.44            $4.60          2,666,931
    01/01/2006 to 12/31/2006                       $4.60            $4.83          2,231,991
    01/01/2007 to 12/31/2007                       $4.83            $5.69          2,097,846
    01/01/2008 to 12/31/2008                       $5.69            $3.32          1,540,597
    01/01/2009 to 12/31/2009                       $3.32            $5.16          3,511,898
    01/01/2010 to 12/31/2010                       $5.16            $6.10          4,701,456
    01/01/2011 to 12/31/2011                       $6.10            $5.85          2,984,433
    01/01/2012 to 12/31/2012                       $5.85            $6.91          3,543,005
    01/01/2013 to 12/31/2013                       $6.91            $9.02          3,803,084
--------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    06/20/2005* to 12/31/2005                     $11.46           $12.07            242,790
    01/01/2006 to 12/31/2006                      $12.07           $14.51            524,592
    01/01/2007 to 12/31/2007                      $14.51           $14.50            421,188
    01/01/2008 to 12/31/2008                      $14.50            $8.98            486,765
    01/01/2009 to 12/31/2009                       $8.98           $10.49            858,302
    01/01/2010 to 12/31/2010                      $10.49           $11.64          1,078,324
    01/01/2011 to 12/31/2011                      $11.64           $11.44            864,374
    01/01/2012 to 12/31/2012                      $11.44           $12.81          1,095,404
    01/01/2013 to 12/31/2013                      $12.81           $17.03          1,093,521
--------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                      $14.32           $16.42          1,953,908
    01/01/2005 to 12/31/2005                      $16.42           $18.90          2,113,594
    01/01/2006 to 12/31/2006                      $18.90           $22.58          1,664,525
    01/01/2007 to 12/31/2007                      $22.58           $26.55          1,428,930
    01/01/2008 to 12/31/2008                      $26.55           $13.05            942,837
    01/01/2009 to 12/31/2009                      $13.05           $17.43          1,310,930
    01/01/2010 to 12/31/2010                      $17.43           $19.71          1,459,929
    01/01/2011 to 12/31/2011                      $19.71           $16.95            915,042
    01/01/2012 to 12/31/2012                      $16.95           $20.14            876,174
    01/01/2013 to 12/31/2013                      $20.14           $23.68          1,198,831
--------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                       $5.86            $7.01            233,045
    01/01/2005 to 12/31/2005                       $7.01            $7.87            402,498
    01/01/2006 to 12/31/2006                       $7.87            $9.90            593,100
    01/01/2007 to 12/31/2007                       $9.90           $11.52            794,549
    01/01/2008 to 12/31/2008                      $11.52            $6.37            641,680
    01/01/2009 to 12/31/2009                       $6.37            $8.21          1,442,051
    01/01/2010 to 12/31/2010                       $8.21            $9.01          1,743,754
    01/01/2011 to 12/31/2011                       $9.01            $7.78          1,310,153
    01/01/2012 to 12/31/2012                       $7.78            $8.96          1,443,923
    01/01/2013 to 12/31/2013                       $8.96           $10.57          1,466,476

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2004 to 12/31/2004                                   $7.13            $8.24            553,542
    01/01/2005 to 12/31/2005                                   $8.24            $9.04          1,051,555
    01/01/2006 to 12/31/2006                                   $9.04           $10.96          1,002,727
    01/01/2007 to 12/31/2007                                  $10.96           $11.84            985,495
    01/01/2008 to 12/31/2008                                  $11.84            $6.85            614,606
    01/01/2009 to 12/31/2009                                   $6.85            $9.20          1,827,855
    01/01/2010 to 12/31/2010                                   $9.20            $9.73          2,492,453
    01/01/2011 to 12/31/2011                                   $9.73            $8.73          1,670,674
    01/01/2012 to 12/31/2012                                   $8.73           $10.51          1,947,918
    01/01/2013 to 12/31/2013                                  $10.51           $11.98          2,070,280
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                                   $8.99           $10.25            417,314
    01/01/2005 to 12/31/2005                                  $10.25           $10.77            694,885
    01/01/2006 to 12/31/2006                                  $10.77           $12.60            680,203
    01/01/2007 to 12/31/2007                                  $12.60           $12.07            680,350
    01/01/2008 to 12/31/2008                                  $12.07            $6.97            649,783
    01/01/2009 to 12/31/2009                                   $6.97            $8.23          1,032,590
    01/01/2010 to 12/31/2010                                   $8.23            $9.19          1,205,571
    01/01/2011 to 12/31/2011                                   $9.19            $8.70            860,066
    01/01/2012 to 12/31/2012                                   $8.70           $10.04            942,929
    01/01/2013 to 12/31/2013                                  $10.04           $13.86          1,237,335
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                                   $8.46            $9.67          5,717,404
    01/01/2005 to 12/31/2005                                   $9.67           $10.20          7,048,023
    01/01/2006 to 12/31/2006                                  $10.20           $10.80          5,983,458
    01/01/2007 to 12/31/2007                                  $10.80           $12.26          5,638,342
    01/01/2008 to 12/31/2008                                  $12.26            $6.82          3,539,119
    01/01/2009 to 12/31/2009                                   $6.82            $8.74          4,539,651
    01/01/2010 to 12/31/2010                                   $8.74           $10.34          4,594,031
    01/01/2011 to 12/31/2011                                  $10.34           $10.11          3,055,225
    01/01/2012 to 12/31/2012                                  $10.11           $11.21          2,844,826
    01/01/2013 to 12/31/2013                                  $11.21           $15.12          3,397,998
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                                  $11.98           $12.71          1,012,739
    01/01/2005 to 12/31/2005                                  $12.71           $12.69          1,294,706
    01/01/2006 to 12/31/2006                                  $12.69           $13.76          1,196,608
    01/01/2007 to 12/31/2007                                  $13.76           $14.42          1,051,089
    01/01/2008 to 12/31/2008                                  $14.42           $10.93            929,322
    01/01/2009 to 12/31/2009                                  $10.93           $14.52          1,689,546
    01/01/2010 to 12/31/2010                                  $14.52           $16.27          1,430,293
    01/01/2011 to 12/31/2011                                  $16.27           $17.70          1,455,420
    01/01/2012 to 12/31/2012                                  $17.70           $18.51          1,706,809
    01/01/2013 to 12/31/2013                                  $18.51           $17.91          1,893,341

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $6.44            $7.04            791,823
    01/01/2005 to 12/31/2005                               $7.04            $7.39          1,025,239
    01/01/2006 to 12/31/2006                               $7.39            $8.01            758,550
    01/01/2007 to 12/31/2007                               $8.01            $9.10            686,498
    01/01/2008 to 12/31/2008                               $9.10            $5.72            700,352
    01/01/2009 to 12/31/2009                               $5.72            $7.03          1,732,194
    01/01/2010 to 12/31/2010                               $7.03            $7.82          2,119,460
    01/01/2011 to 12/31/2011                               $7.82            $7.68          1,429,953
    01/01/2012 to 12/31/2012                               $7.68            $8.88          1,486,414
    01/01/2013 to 12/31/2013                               $8.88           $11.99          1,613,878
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005                              $11.63           $12.11            192,419
    01/01/2006 to 12/31/2006                              $12.11           $13.66            174,411
    01/01/2007 to 12/31/2007                              $13.66           $13.86            156,606
    01/01/2008 to 12/31/2008                              $13.86            $8.47            191,791
    01/01/2009 to 12/31/2009                               $8.47           $11.62            547,214
    01/01/2010 to 12/31/2010                              $11.62           $14.18            743,476
    01/01/2011 to 12/31/2011                              $14.18           $13.52            516,116
    01/01/2012 to 12/31/2012                              $13.52           $15.81            587,711
    01/01/2013 to 12/31/2013                              $15.81           $20.67            561,570
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    01/01/2004 to 12/31/2004                              $10.51           $10.46          1,663,940
    01/01/2005 to 12/31/2005                              $10.46           $10.62          3,179,375
    01/01/2006 to 12/31/2006                              $10.62           $10.96          3,505,960
    01/01/2007 to 12/31/2007                              $10.96           $11.36          4,361,361
    01/01/2008 to 12/31/2008                              $11.36           $11.50          7,844,009
    01/01/2009 to 12/31/2009                              $11.50           $11.38          7,658,391
    01/01/2010 to 12/31/2010                              $11.38           $11.24          6,801,612
    01/01/2011 to 12/31/2011                              $11.24           $11.10          6,279,406
    01/01/2012 to 12/31/2012                              $11.10           $10.96          4,601,307
    01/01/2013 to 12/31/2013                              $10.96           $10.83          3,604,420
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $13.82           $16.76          1,116,503
    01/01/2005 to 12/31/2005                              $16.76           $18.55          1,303,740
    01/01/2006 to 12/31/2006                              $18.55           $20.28          1,086,861
    01/01/2007 to 12/31/2007                              $20.28           $20.66            975,347
    01/01/2008 to 12/31/2008                              $20.66           $11.78            570,591
    01/01/2009 to 12/31/2009                              $11.78           $16.36            867,525
    01/01/2010 to 12/31/2010                              $16.36           $19.95          1,067,139
    01/01/2011 to 12/31/2011                              $19.95           $19.21            718,917
    01/01/2012 to 12/31/2012                              $19.21           $22.22            726,117
    01/01/2013 to 12/31/2013                              $22.22           $31.16            958,640
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                              $7.24            $8.00            771,461
    01/01/2006 to 12/31/2006                               $8.00            $9.01            697,877
    01/01/2007 to 12/31/2007                               $9.01           $10.88            971,242
    01/01/2008 to 12/31/2008                              $10.88            $6.10            610,828
    01/01/2009 to 12/31/2009                               $6.10            $7.82          1,281,862
    01/01/2010 to 12/31/2010                               $7.82            $9.94          1,796,178
    01/01/2011 to 12/31/2011                               $9.94            $9.98          1,468,365
    01/01/2012 to 12/31/2012                               $9.98           $11.08          1,554,762
    01/01/2013 to 12/31/2013                              $11.08           $14.51          1,582,884

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                            $6.86            $7.41             293,384
    01/01/2005 to 12/31/2005                            $7.41            $7.35             267,925
    01/01/2006 to 12/31/2006                            $7.35            $7.82             344,893
    01/01/2007 to 12/31/2007                            $7.82            $9.17             382,635
    01/01/2008 to 12/31/2008                            $9.17            $5.20             242,993
    01/01/2009 to 12/31/2009                            $5.20            $6.30             809,394
    01/01/2010 to 12/31/2010                            $6.30            $7.48           1,201,338
    01/01/2011 to 04/29/2011                            $7.48            $8.40                   0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $12.08           $12.18           2,189,975
    01/01/2005 to 12/31/2005                           $12.18           $12.22           2,996,256
    01/01/2006 to 12/31/2006                           $12.22           $12.53           2,687,532
    01/01/2007 to 12/31/2007                           $12.53           $13.21           2,594,813
    01/01/2008 to 12/31/2008                           $13.21           $13.19           1,654,958
    01/01/2009 to 12/31/2009                           $13.19           $14.36           2,949,882
    01/01/2010 to 12/31/2010                           $14.36           $14.74           3,080,140
    01/01/2011 to 12/31/2011                           $14.74           $14.88           2,600,827
    01/01/2012 to 12/31/2012                           $14.88           $15.38           2,281,868
    01/01/2013 to 12/31/2013                           $15.38           $14.86           2,529,324
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $13.23           $13.72           3,074,732
    01/01/2005 to 12/31/2005                           $13.72           $13.88           1,924,370
    01/01/2006 to 12/31/2006                           $13.88           $14.22           2,004,498
    01/01/2007 to 12/31/2007                           $14.22           $15.21           2,344,694
    01/01/2008 to 12/31/2008                           $15.21           $14.68           2,402,587
    01/01/2009 to 12/31/2009                           $14.68           $16.90          10,715,121
    01/01/2010 to 12/31/2010                           $16.90           $17.97          15,065,751
    01/01/2011 to 12/31/2011                           $17.97           $18.31          11,688,146
    01/01/2012 to 12/31/2012                           $18.31           $19.77          12,996,719
    01/01/2013 to 12/31/2013                           $19.77           $19.16          12,953,608
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                          $10.00           $10.04             215,280
    01/01/2006 to 12/31/2006                           $10.04           $10.70             443,968
    01/01/2007 to 12/31/2007                           $10.70           $11.49             649,597
    01/01/2008 to 12/31/2008                           $11.49            $9.14           3,492,156
    01/01/2009 to 12/31/2009                            $9.14           $10.83          16,345,435
    01/01/2010 to 12/31/2010                           $10.83           $11.83          21,296,028
    01/01/2011 to 12/31/2011                           $11.83           $11.79          20,978,607
    01/01/2012 to 12/31/2012                           $11.79           $12.85          21,413,601
    01/01/2013 to 12/31/2013                           $12.85           $13.86          19,382,539
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                           $17.38           $15.97             107,136
    01/01/2005 to 12/31/2005                           $15.97           $16.00             126,824
    01/01/2006 to 12/31/2006                           $16.00           $17.80             111,114
    01/01/2007 to 12/31/2007                           $17.80           $18.83             118,021
    01/01/2008 to 12/31/2008                           $18.83           $12.09             187,342
    01/01/2009 to 12/31/2009                           $12.09           $15.98             375,867
    01/01/2010 to 12/31/2010                           $15.98           $21.53             527,269
    01/01/2011 to 12/31/2011                           $21.53           $21.05             412,276
    01/01/2012 to 12/31/2012                           $21.05           $23.32             475,113
    01/01/2013 to 12/31/2013                           $23.32           $31.13             525,441

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $14.47           $16.64          1,293,786
    01/01/2005 to 12/31/2005                              $16.64           $17.52          1,484,713
    01/01/2006 to 12/31/2006                              $17.52           $20.77          1,198,255
    01/01/2007 to 12/31/2007                              $20.77           $19.36          1,176,566
    01/01/2008 to 12/31/2008                              $19.36           $13.44            760,721
    01/01/2009 to 12/31/2009                              $13.44           $16.85            971,333
    01/01/2010 to 12/31/2010                              $16.85           $20.96            983,045
    01/01/2011 to 12/31/2011                              $20.96           $19.47            633,878
    01/01/2012 to 12/31/2012                              $19.47           $22.71            589,246
    01/01/2013 to 12/31/2013                              $22.71           $30.82            725,986
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                              $10.91           $12.28            603,508
    01/01/2005 to 12/31/2005                              $12.28           $12.79            635,233
    01/01/2006 to 12/31/2006                              $12.79           $15.33            815,109
    01/01/2007 to 12/31/2007                              $15.33           $14.60            776,427
    01/01/2008 to 12/31/2008                              $14.60            $8.38            424,531
    01/01/2009 to 12/31/2009                               $8.38           $10.24            788,524
    01/01/2010 to 12/31/2010                              $10.24           $11.45          1,004,584
    01/01/2011 to 12/31/2011                              $11.45           $11.12            741,548
    01/01/2012 to 12/31/2012                              $11.12           $12.88            986,090
    01/01/2013 to 12/31/2013                              $12.88           $16.50          1,240,563
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $5.93            $6.19            326,194
    01/01/2005 to 12/31/2005                               $6.19            $7.12            512,014
    01/01/2006 to 12/31/2006                               $7.12            $7.43            608,747
    01/01/2007 to 12/31/2007                               $7.43            $7.94            919,355
    01/01/2008 to 12/31/2008                               $7.94            $4.66          1,074,328
    01/01/2009 to 12/31/2009                               $4.66            $7.06          3,806,238
    01/01/2010 to 12/31/2010                               $7.06            $8.07          5,578,264
    01/01/2011 to 12/31/2011                               $8.07            $7.84          3,909,559
    01/01/2012 to 12/31/2012                               $7.84            $9.10          4,988,062
    01/01/2013 to 12/31/2013                               $9.10           $12.94          5,503,342
----------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/01/2004 to 12/31/2004                              $13.73           $14.73            657,913
    01/01/2005 to 12/31/2005                              $14.73           $13.89            938,587
    01/01/2006 to 12/31/2006                              $13.89           $14.58            836,914
    01/01/2007 to 12/31/2007                              $14.58           $15.79            874,210
    01/01/2008 to 12/31/2008                              $15.79           $15.21            536,127
    01/01/2009 to 12/31/2009                              $15.21           $16.84          1,081,396
    01/01/2010 to 12/31/2010                              $16.84           $17.58          1,391,312
    01/01/2011 to 12/31/2011                              $17.58           $18.08          1,078,586
    01/01/2012 to 12/31/2012                              $18.08           $18.79          1,116,940
    01/01/2013 to 12/31/2013                              $18.79           $17.85          1,226,981
----------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                             $10.00            $9.98             48,832
    01/01/2008 to 12/31/2008                               $9.98            $9.35            677,200
    01/01/2009 to 12/31/2009                               $9.35           $10.30          2,726,911
    01/01/2010 to 12/31/2010                              $10.30           $10.97          3,801,379
    01/01/2011 to 12/31/2011                              $10.97           $11.48          3,277,047
    01/01/2012 to 12/31/2012                              $11.48           $12.23          3,417,319
    01/01/2013 to 12/31/2013                              $12.23           $11.90          3,858,415

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2004 to 12/31/2004                                         $10.46           $12.31            62,400
    01/01/2005 to 12/31/2005                                         $12.31           $14.10           130,749
    01/01/2006 to 12/31/2006                                         $14.10           $17.15           182,002
    01/01/2007 to 12/31/2007                                         $17.15           $19.47           167,896
    01/01/2008 to 12/31/2008                                         $19.47           $11.25           150,691
    01/01/2009 to 12/31/2009                                         $11.25           $12.88           146,213
    01/01/2010 to 07/16/2010                                         $12.88           $12.26                 0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    01/01/2004 to 12/31/2004                                          $9.21            $9.75            26,849
    01/01/2005 to 12/31/2005                                          $9.75           $10.00            18,356
    01/01/2006 to 12/31/2006                                         $10.00           $10.47            19,700
    01/01/2007 to 12/31/2007                                         $10.47           $11.58            38,907
    01/01/2008 to 12/31/2008                                         $11.58            $8.32            68,712
    01/01/2009 to 12/31/2009                                          $8.32           $11.83           117,760
    01/01/2010 to 07/16/2010                                         $11.83           $11.08                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $12.28           $14.87           173,563
    01/01/2011 to 12/31/2011                                         $14.87           $12.81           149,767
    01/01/2012 to 12/31/2012                                         $12.81           $14.38           122,892
    01/01/2013 to 12/31/2013                                         $14.38           $17.03           100,597
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $11.08           $14.00           129,477
    01/01/2011 to 12/31/2011                                         $14.00           $13.08            90,859
    01/01/2012 to 12/31/2012                                         $13.08           $15.60            50,798
    01/01/2013 to 12/31/2013                                         $15.60           $21.60            38,150



 *  Denotes the start date of these sub-accounts

                                    OPTIMUM
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

  ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND COMBO 5%/HAV 80 BPS OR GRO
                PLUS 2008 60 BPS AND COMBO 5%/HAV 80 BPS (2.65%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $7.66            $9.30           159,301
    01/01/2010 to 12/31/2010                               $9.30           $10.14           212,391
    01/01/2011 to 12/31/2011                              $10.14            $9.61           105,066
    01/01/2012 to 12/31/2012                               $9.61           $10.53           134,457
    01/01/2013 to 12/31/2013                              $10.53           $11.27            66,527
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                               $6.70            $8.26            53,149
    01/01/2010 to 12/31/2010                               $8.26            $9.15            55,133
    01/01/2011 to 12/31/2011                               $9.15            $9.23            13,061
    01/01/2012 to 05/04/2012                               $9.23            $9.99                 0

                                                                                Number of
                                            Accumulation     Accumulation      Accumulation
                                            Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                             Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                    $7.97            $9.54            676,115
    01/01/2010 to 12/31/2010                    $9.54           $10.43            803,521
    01/01/2011 to 12/31/2011                   $10.43           $10.03            368,297
    01/01/2012 to 12/31/2012                   $10.03           $10.98            447,452
    01/01/2013 to 12/31/2013                   $10.98           $12.58            326,622
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2015
    05/01/2009 to 12/31/2009                    $9.96            $9.95                  0
    01/01/2010 to 12/31/2010                    $9.95           $10.59                  0
    01/01/2011 to 12/31/2011                   $10.59           $10.97                  0
    01/01/2012 to 12/31/2012                   $10.97           $11.01                  0
    01/01/2013 to 12/31/2013                   $11.01           $10.68                  0
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                    $9.94            $9.57              5,603
    01/01/2010 to 12/31/2010                    $9.57           $10.30            156,943
    01/01/2011 to 12/31/2011                   $10.30           $11.00            575,620
    01/01/2012 to 12/31/2012                   $11.00           $11.15            307,580
    01/01/2013 to 12/31/2013                   $11.15           $10.78             65,976
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010                  $10.00           $10.67            310,356
    01/01/2011 to 12/31/2011                   $10.67           $11.57            645,073
    01/01/2012 to 12/31/2012                   $11.57           $11.84            401,438
    01/01/2013 to 12/31/2013                   $11.84           $11.29            152,935
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                    $9.92            $9.64                  0
    01/01/2010 to 12/31/2010                    $9.64           $10.43                  0
    01/01/2011 to 12/31/2011                   $10.43           $11.53            794,107
    01/01/2012 to 12/31/2012                   $11.53           $11.87            526,285
    01/01/2013 to 12/31/2013                   $11.87           $11.19            279,656
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                    $9.91            $9.54                  0
    01/01/2010 to 12/31/2010                    $9.54           $10.34              6,929
    01/01/2011 to 12/31/2011                   $10.34           $11.67                  0
    01/01/2012 to 12/31/2012                   $11.67           $12.03            305,082
    01/01/2013 to 12/31/2013                   $12.03           $11.15            288,796
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                    $9.88            $9.21                  0
    01/01/2010 to 12/31/2010                    $9.21           $10.03            100,282
    01/01/2011 to 12/31/2011                   $10.03           $11.59              8,944
    01/01/2012 to 12/31/2012                   $11.59           $12.00              7,256
    01/01/2013 to 12/31/2013                   $12.00           $10.92            685,862
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                  $10.00           $10.91             64,449
    01/01/2011 to 12/31/2011                   $10.91           $12.78            706,219
    01/01/2012 to 12/31/2012                   $12.78           $13.29            323,557
    01/01/2013 to 12/31/2013                   $13.29           $12.03             15,261
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                  $10.00           $11.92            329,141
    01/01/2012 to 12/31/2012                   $11.92           $12.28            414,448
    01/01/2013 to 12/31/2013                   $12.28           $10.79             45,625
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                  $10.00           $10.31            155,312
    01/01/2013 to 12/31/2013                   $10.31            $9.01          1,001,752

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013                        $10.00            $8.67           405,665
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                          $7.48            $9.13           708,219
    01/01/2010 to 12/31/2010                          $9.13           $10.08           749,579
    01/01/2011 to 12/31/2011                         $10.08            $9.58           281,330
    01/01/2012 to 12/31/2012                          $9.58           $10.60           358,749
    01/01/2013 to 12/31/2013                         $10.60           $12.66           307,488
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                          $6.68           $10.04            39,209
    01/01/2010 to 12/31/2010                         $10.04           $12.58            51,647
    01/01/2011 to 12/31/2011                         $12.58           $13.05            12,690
    01/01/2012 to 12/31/2012                         $13.05           $14.65            15,675
    01/01/2013 to 12/31/2013                         $14.65           $14.71            10,375
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $7.01            $9.09            19,394
    01/01/2010 to 12/31/2010                          $9.09           $11.73            35,005
    01/01/2011 to 12/31/2011                         $11.73            $9.92            19,569
    01/01/2012 to 12/31/2012                          $9.92           $11.60            17,162
    01/01/2013 to 12/31/2013                         $11.60           $15.89            14,881
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                          $6.64            $7.97             6,997
    01/01/2010 to 12/31/2010                          $7.97            $8.76            13,269
    01/01/2011 to 12/31/2011                          $8.76            $8.05             4,169
    01/01/2012 to 12/31/2012                          $8.05            $9.38             4,513
    01/01/2013 to 12/31/2013                          $9.38           $12.20             2,530
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $8.32           $11.11            17,908
    01/01/2010 to 12/31/2010                         $11.11           $12.96            39,965
    01/01/2011 to 12/31/2011                         $12.96           $12.25            10,818
    01/01/2012 to 12/31/2012                         $12.25           $14.26            13,842
    01/01/2013 to 12/31/2013                         $14.26           $18.35            17,574
-----------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                          $6.93            $8.71            23,375
    01/01/2010 to 12/31/2010                          $8.71            $9.54            49,989
    01/01/2011 to 12/31/2011                          $9.54            $9.24            18,206
    01/01/2012 to 12/31/2012                          $9.24           $10.20            15,220
    01/01/2013 to 12/31/2013                         $10.20           $13.37             1,249
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $7.48            $9.75            27,547
    01/01/2010 to 12/31/2010                          $9.75           $10.86            42,682
    01/01/2011 to 12/31/2011                         $10.86            $9.21            14,523
    01/01/2012 to 12/31/2012                          $9.21           $10.79            13,807
    01/01/2013 to 12/31/2013                         $10.79           $12.51            28,143
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                          $8.11           $10.46            44,606
    01/01/2010 to 12/31/2010                         $10.46           $11.31            49,149
    01/01/2011 to 12/31/2011                         $11.31            $9.63            11,615
    01/01/2012 to 12/31/2012                          $9.63           $10.94            25,404
    01/01/2013 to 12/31/2013                         $10.94           $12.72            12,457

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                   $7.60           $10.15             9,545
    01/01/2010 to 12/31/2010                                  $10.15           $10.59            37,715
    01/01/2011 to 12/31/2011                                  $10.59            $9.37            12,895
    01/01/2012 to 12/31/2012                                   $9.37           $11.12            15,160
    01/01/2013 to 12/31/2013                                  $11.12           $12.49             9,996
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $5.99            $7.55            12,659
    01/01/2010 to 12/31/2010                                   $7.55            $8.32             4,760
    01/01/2011 to 12/31/2011                                   $8.32            $7.76             3,241
    01/01/2012 to 12/31/2012                                   $7.76            $8.83            12,829
    01/01/2013 to 12/31/2013                                   $8.83           $12.02            34,651
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $6.91            $8.75            37,494
    01/01/2010 to 12/31/2010                                   $8.75           $10.20            63,578
    01/01/2011 to 12/31/2011                                  $10.20            $9.84            22,561
    01/01/2012 to 12/31/2012                                   $9.84           $10.76            21,520
    01/01/2013 to 12/31/2013                                  $10.76           $14.30             4,048
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                   $8.89           $10.66            27,186
    01/01/2010 to 12/31/2010                                  $10.66           $11.77            21,065
    01/01/2011 to 12/31/2011                                  $11.77           $12.63            24,541
    01/01/2012 to 12/31/2012                                  $12.63           $13.02            18,227
    01/01/2013 to 12/31/2013                                  $13.02           $12.42            10,377
--------------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                   $7.93            $9.58             7,736
    01/01/2010 to 12/31/2010                                   $9.58           $10.51             8,723
    01/01/2011 to 12/31/2011                                  $10.51           $10.18             3,745
    01/01/2012 to 12/31/2012                                  $10.18           $11.60            12,102
    01/01/2013 to 12/31/2013                                  $11.60           $15.44            16,542
--------------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $7.05            $9.30             8,401
    01/01/2010 to 12/31/2010                                   $9.30           $11.19            30,309
    01/01/2011 to 12/31/2011                                  $11.19           $10.52            11,640
    01/01/2012 to 12/31/2012                                  $10.52           $12.13            14,025
    01/01/2013 to 12/31/2013                                  $12.13           $15.63            20,604
--------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.32           $10.14           186,292
    01/01/2010 to 12/31/2010                                  $10.14            $9.88            56,299
    01/01/2011 to 12/31/2011                                   $9.88            $9.62            49,295
    01/01/2012 to 12/31/2012                                   $9.62            $9.36            40,412
    01/01/2013 to 12/31/2013                                   $9.36            $9.11            11,715
--------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $6.67            $8.99            13,800
    01/01/2010 to 12/31/2010                                   $8.99           $10.81            36,557
    01/01/2011 to 12/31/2011                                  $10.81           $10.26            11,055
    01/01/2012 to 12/31/2012                                  $10.26           $11.70            14,944
    01/01/2013 to 12/31/2013                                  $11.70           $16.17             7,481

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $8.41           $10.38             8,686
    01/01/2010 to 12/31/2010                           $10.38           $13.00            18,742
    01/01/2011 to 12/31/2011                           $13.00           $12.87             5,978
    01/01/2012 to 12/31/2012                           $12.87           $14.08            12,258
    01/01/2013 to 12/31/2013                           $14.08           $18.17             4,962
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $6.84            $8.27             9,909
    01/01/2010 to 12/31/2010                            $8.27            $9.69            15,269
    01/01/2011 to 04/29/2011                            $9.69           $10.83                 0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.59           $11.07            27,342
    01/01/2010 to 12/31/2010                           $11.07           $11.20            33,522
    01/01/2011 to 12/31/2011                           $11.20           $11.14            14,026
    01/01/2012 to 12/31/2012                           $11.14           $11.36             8,601
    01/01/2013 to 12/31/2013                           $11.36           $10.82             4,268
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.49           $11.57           100,899
    01/01/2010 to 12/31/2010                           $11.57           $12.13           259,444
    01/01/2011 to 12/31/2011                           $12.13           $12.18            94,206
    01/01/2012 to 12/31/2012                           $12.18           $12.97            96,756
    01/01/2013 to 12/31/2013                           $12.97           $12.39            59,772
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                            $8.86           $10.22           159,770
    01/01/2010 to 12/31/2010                           $10.22           $11.00           172,519
    01/01/2011 to 12/31/2011                           $11.00           $10.81            76,467
    01/01/2012 to 12/31/2012                           $10.81           $11.62            85,882
    01/01/2013 to 12/31/2013                           $11.62           $12.35            28,140
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $7.46            $9.76             4,989
    01/01/2010 to 12/31/2010                            $9.76           $12.96             8,672
    01/01/2011 to 12/31/2011                           $12.96           $12.49             3,795
    01/01/2012 to 12/31/2012                           $12.49           $13.64             9,240
    01/01/2013 to 12/31/2013                           $13.64           $17.95            10,329
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                            $7.42            $9.59            57,584
    01/01/2010 to 12/31/2010                            $9.59           $11.76            57,699
    01/01/2011 to 12/31/2011                           $11.76           $10.77            18,951
    01/01/2012 to 12/31/2012                           $10.77           $12.38            25,564
    01/01/2013 to 12/31/2013                           $12.38           $16.57            26,533
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                            $6.07            $7.73            14,808
    01/01/2010 to 12/31/2010                            $7.73            $8.52            17,597
    01/01/2011 to 12/31/2011                            $8.52            $8.16             8,102
    01/01/2012 to 12/31/2012                            $8.16            $9.32            19,482
    01/01/2013 to 12/31/2013                            $9.32           $11.76            24,827
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $8.57           $11.25            13,227
    01/01/2010 to 12/31/2010                           $11.25           $12.68            16,377
    01/01/2011 to 12/31/2011                           $12.68           $12.14             5,215
    01/01/2012 to 12/31/2012                           $12.14           $13.89             7,212
    01/01/2013 to 12/31/2013                           $13.89           $19.48            20,350

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                          $9.71           $10.73            31,524
    01/01/2010 to 12/31/2010                                         $10.73           $11.04            39,047
    01/01/2011 to 12/31/2011                                         $11.04           $11.19            17,715
    01/01/2012 to 12/31/2012                                         $11.19           $11.46            17,456
    01/01/2013 to 12/31/2013                                         $11.46           $10.74             6,107
---------------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                          $9.32            $9.99            50,536
    01/01/2010 to 12/31/2010                                          $9.99           $10.49            80,747
    01/01/2011 to 12/31/2011                                         $10.49           $10.83            33,098
    01/01/2012 to 12/31/2012                                         $10.83           $11.37            41,891
    01/01/2013 to 12/31/2013                                         $11.37           $10.90            64,111
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    05/01/2009 to 12/31/2009                                          $7.46            $9.41             2,694
    01/01/2010 to 07/16/2010                                          $9.41            $8.89                 0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    05/01/2009 to 12/31/2009                                          $9.09           $11.76             1,366
    01/01/2010 to 07/16/2010                                         $11.76           $10.93                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                         $8.91           $10.72             2,060
    01/01/2011 to 12/31/2011                                         $10.72            $9.10               775
    01/01/2012 to 12/31/2012                                          $9.10           $10.07             1,130
    01/01/2013 to 12/31/2013                                         $10.07           $11.76               873
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $10.93           $13.72             1,684
    01/01/2011 to 12/31/2011                                         $13.72           $12.64               457
    01/01/2012 to 12/31/2012                                         $12.64           $14.86               898
    01/01/2013 to 12/31/2013                                         $14.86           $20.28               821



 *  Denotes the start date of these sub-accounts

                                  OPTIMUM FOUR
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

          ACCUMULATION UNIT VALUES: WITH NO OPTIONAL BENEFITS (1.65%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                             $10.00           $10.02           2,726,484
    01/01/2006 to 12/31/2006                              $10.02           $11.01          21,829,919
    01/01/2007 to 12/31/2007                              $11.01           $11.83          30,616,578
    01/01/2008 to 12/31/2008                              $11.83            $7.93          35,995,508
    01/01/2009 to 12/31/2009                               $7.93            $9.70         107,441,591
    01/01/2010 to 12/31/2010                               $9.70           $10.68         133,580,486
    01/01/2011 to 12/31/2011                              $10.68           $10.22         102,346,558
    01/01/2012 to 12/31/2012                              $10.22           $11.32         108,178,074
    01/01/2013 to 12/31/2013                              $11.32           $12.24         100,174,797

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                         $11.78           $11.90           4,205,656
    01/01/2006 to 12/31/2006                          $11.90           $13.68           3,984,557
    01/01/2007 to 12/31/2007                          $13.68           $13.44           3,435,528
    01/01/2008 to 12/31/2008                          $13.44            $8.62           2,803,150
    01/01/2009 to 12/31/2009                           $8.62            $9.99           4,930,435
    01/01/2010 to 12/31/2010                           $9.99           $11.18           6,178,407
    01/01/2011 to 12/31/2011                          $11.18           $11.39           5,937,210
    01/01/2012 to 05/04/2012                          $11.39           $12.38                   0
------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                         $10.00           $10.03             685,724
    01/01/2006 to 12/31/2006                          $10.03           $10.90           7,315,279
    01/01/2007 to 12/31/2007                          $10.90           $11.70          12,873,620
    01/01/2008 to 12/31/2008                          $11.70            $8.20          24,018,186
    01/01/2009 to 12/31/2009                           $8.20            $9.95          97,458,970
    01/01/2010 to 12/31/2010                           $9.95           $10.99         124,066,065
    01/01/2011 to 12/31/2011                          $10.99           $10.67          99,522,684
    01/01/2012 to 12/31/2012                          $10.67           $11.81         107,656,583
    01/01/2013 to 12/31/2013                          $11.81           $13.66         103,827,389
------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                         $10.00           $10.01           2,586,013
    01/01/2006 to 12/31/2006                          $10.01           $11.19          23,048,850
    01/01/2007 to 12/31/2007                          $11.19           $12.07          31,465,957
    01/01/2008 to 12/31/2008                          $12.07            $7.73          32,624,883
    01/01/2009 to 12/31/2009                           $7.73            $9.52         118,425,926
    01/01/2010 to 12/31/2010                           $9.52           $10.62         141,306,019
    01/01/2011 to 12/31/2011                          $10.62           $10.19         100,099,910
    01/01/2012 to 12/31/2012                          $10.19           $11.40         113,717,767
    01/01/2013 to 12/31/2013                          $11.40           $13.75         125,316,122
------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    06/20/2005* to 12/31/2005                         $19.77           $20.88           3,749,124
    01/01/2006 to 12/31/2006                          $20.88           $28.08           3,925,105
    01/01/2007 to 12/31/2007                          $28.08           $22.11           2,254,421
    01/01/2008 to 12/31/2008                          $22.11           $14.12           1,741,032
    01/01/2009 to 12/31/2009                          $14.12           $18.32           2,154,565
    01/01/2010 to 12/31/2010                          $18.32           $23.19           2,674,245
    01/01/2011 to 12/31/2011                          $23.19           $24.31           2,210,944
    01/01/2012 to 12/31/2012                          $24.31           $27.58           2,291,954
    01/01/2013 to 12/31/2013                          $27.58           $27.98           2,083,185
------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                          $12.74           $15.42           4,808,453
    01/01/2005 to 12/31/2005                          $15.42           $16.60           5,464,855
    01/01/2006 to 12/31/2006                          $16.60           $18.43           4,641,175
    01/01/2007 to 12/31/2007                          $18.43           $20.16           4,026,646
    01/01/2008 to 12/31/2008                          $20.16           $11.08           2,977,983
    01/01/2009 to 12/31/2009                          $11.08           $14.46           3,702,808
    01/01/2010 to 12/31/2010                          $14.46           $18.85           4,200,876
    01/01/2011 to 12/31/2011                          $18.85           $16.11           4,029,967
    01/01/2012 to 12/31/2012                          $16.11           $19.02           3,987,156
    01/01/2013 to 12/31/2013                          $19.02           $26.34           3,589,232

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.50           $11.46          25,850,506
    01/01/2005 to 12/31/2005                       $11.46           $11.81          31,190,346
    01/01/2006 to 12/31/2006                       $11.81           $13.62          23,350,650
    01/01/2007 to 12/31/2007                       $13.62           $14.08          19,997,748
    01/01/2008 to 12/31/2008                       $14.08            $8.22          14,384,005
    01/01/2009 to 12/31/2009                        $8.22            $9.63          15,821,358
    01/01/2010 to 12/31/2010                        $9.63           $10.69          15,820,580
    01/01/2011 to 12/31/2011                       $10.69            $9.94          12,948,030
    01/01/2012 to 12/31/2012                        $9.94           $11.69          10,758,682
    01/01/2013 to 12/31/2013                       $11.69           $15.36           8,989,436
---------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.31           $11.80           4,375,813
    01/01/2005 to 12/31/2005                       $11.80           $12.16           5,391,424
    01/01/2006 to 12/31/2006                       $12.16           $12.71           4,189,111
    01/01/2007 to 12/31/2007                       $12.71           $14.92           3,918,725
    01/01/2008 to 12/31/2008                       $14.92            $8.69           2,808,881
    01/01/2009 to 12/31/2009                        $8.69           $13.42           5,868,356
    01/01/2010 to 12/31/2010                       $13.42           $15.82           6,728,348
    01/01/2011 to 12/31/2011                       $15.82           $15.10           4,560,864
    01/01/2012 to 12/31/2012                       $15.10           $17.76           4,904,077
    01/01/2013 to 12/31/2013                       $17.76           $23.09           5,099,534
---------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    06/20/2005* to 12/31/2005                      $12.81           $13.47           2,585,881
    01/01/2006 to 12/31/2006                       $13.47           $16.13           4,397,725
    01/01/2007 to 12/31/2007                       $16.13           $16.05           3,751,417
    01/01/2008 to 12/31/2008                       $16.05            $9.90           2,589,179
    01/01/2009 to 12/31/2009                        $9.90           $11.51           3,294,871
    01/01/2010 to 12/31/2010                       $11.51           $12.73           3,942,580
    01/01/2011 to 12/31/2011                       $12.73           $12.46           3,528,509
    01/01/2012 to 12/31/2012                       $12.46           $13.89           3,502,241
    01/01/2013 to 12/31/2013                       $13.89           $18.40           2,924,047
---------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                       $13.39           $15.30          11,265,469
    01/01/2005 to 12/31/2005                       $15.30           $17.54          12,141,521
    01/01/2006 to 12/31/2006                       $17.54           $20.87           9,628,446
    01/01/2007 to 12/31/2007                       $20.87           $24.43           8,347,423
    01/01/2008 to 12/31/2008                       $24.43           $11.96           6,129,240
    01/01/2009 to 12/31/2009                       $11.96           $15.91           6,854,079
    01/01/2010 to 12/31/2010                       $15.91           $17.92           7,241,298
    01/01/2011 to 12/31/2011                       $17.92           $15.34           5,734,722
    01/01/2012 to 12/31/2012                       $15.34           $18.16           4,942,527
    01/01/2013 to 12/31/2013                       $18.16           $21.27           4,582,698
---------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.79           $12.84           1,897,469
    01/01/2005 to 12/31/2005                       $12.84           $14.36           2,013,543
    01/01/2006 to 12/31/2006                       $14.36           $18.00           3,305,654
    01/01/2007 to 12/31/2007                       $18.00           $20.85           4,044,519
    01/01/2008 to 12/31/2008                       $20.85           $11.48           2,393,870
    01/01/2009 to 12/31/2009                       $11.48           $14.74           3,492,926
    01/01/2010 to 12/31/2010                       $14.74           $16.10           3,649,081
    01/01/2011 to 12/31/2011                       $16.10           $13.85           2,916,031
    01/01/2012 to 12/31/2012                       $13.85           $15.89           2,668,328
    01/01/2013 to 12/31/2013                       $15.89           $18.67           2,705,225

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2004 to 12/31/2004                                  $11.00           $12.67           3,227,381
    01/01/2005 to 12/31/2005                                  $12.67           $13.84           5,621,834
    01/01/2006 to 12/31/2006                                  $13.84           $16.71           4,715,269
    01/01/2007 to 12/31/2007                                  $16.71           $17.98           4,504,935
    01/01/2008 to 12/31/2008                                  $17.98           $10.37           2,459,224
    01/01/2009 to 12/31/2009                                  $10.37           $13.86           5,086,873
    01/01/2010 to 12/31/2010                                  $13.86           $14.60           5,905,133
    01/01/2011 to 12/31/2011                                  $14.60           $13.05           4,359,903
    01/01/2012 to 12/31/2012                                  $13.05           $15.65           4,428,816
    01/01/2013 to 12/31/2013                                  $15.65           $17.75           4,647,244
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                                   $9.83           $11.17           3,717,848
    01/01/2005 to 12/31/2005                                  $11.17           $11.69           5,245,458
    01/01/2006 to 12/31/2006                                  $11.69           $13.62           5,568,043
    01/01/2007 to 12/31/2007                                  $13.62           $13.00           4,973,375
    01/01/2008 to 12/31/2008                                  $13.00            $7.48           4,027,564
    01/01/2009 to 12/31/2009                                   $7.48            $8.78           5,087,827
    01/01/2010 to 12/31/2010                                   $8.78            $9.78           5,307,829
    01/01/2011 to 12/31/2011                                   $9.78            $9.21           4,698,568
    01/01/2012 to 12/31/2012                                   $9.21           $10.59           4,248,181
    01/01/2013 to 12/31/2013                                  $10.59           $14.57           5,494,376
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                                  $10.78           $12.26          28,117,310
    01/01/2005 to 12/31/2005                                  $12.26           $12.88          32,140,125
    01/01/2006 to 12/31/2006                                  $12.88           $13.59          26,497,526
    01/01/2007 to 12/31/2007                                  $13.59           $15.36          23,963,028
    01/01/2008 to 12/31/2008                                  $15.36            $8.51          16,673,165
    01/01/2009 to 12/31/2009                                   $8.51           $10.86          17,250,307
    01/01/2010 to 12/31/2010                                  $10.86           $12.79          17,364,094
    01/01/2011 to 12/31/2011                                  $12.79           $12.47          14,080,420
    01/01/2012 to 12/31/2012                                  $12.47           $13.77          11,942,585
    01/01/2013 to 12/31/2013                                  $13.77           $18.50           9,091,584
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                                  $11.61           $12.26           8,369,008
    01/01/2005 to 12/31/2005                                  $12.26           $12.20          12,427,806
    01/01/2006 to 12/31/2006                                  $12.20           $13.17          10,147,675
    01/01/2007 to 12/31/2007                                  $13.17           $13.74           8,365,789
    01/01/2008 to 12/31/2008                                  $13.74           $10.37           8,586,978
    01/01/2009 to 12/31/2009                                  $10.37           $13.73          10,096,051
    01/01/2010 to 12/31/2010                                  $13.73           $15.32           8,604,037
    01/01/2011 to 12/31/2011                                  $15.32           $16.60           9,200,629
    01/01/2012 to 12/31/2012                                  $16.60           $17.29           8,547,651
    01/01/2013 to 12/31/2013                                  $17.29           $16.67           6,345,324

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.16            $9.97           4,529,834
    01/01/2005 to 12/31/2005                               $9.97           $10.43           5,915,443
    01/01/2006 to 12/31/2006                              $10.43           $11.25           4,572,301
    01/01/2007 to 12/31/2007                              $11.25           $12.73           3,902,210
    01/01/2008 to 12/31/2008                              $12.73            $7.98           3,159,245
    01/01/2009 to 12/31/2009                               $7.98            $9.75           4,944,538
    01/01/2010 to 12/31/2010                               $9.75           $10.82           5,238,425
    01/01/2011 to 12/31/2011                              $10.82           $10.57           4,289,955
    01/01/2012 to 12/31/2012                              $10.57           $12.18           4,420,398
    01/01/2013 to 12/31/2013                              $12.18           $16.37           4,361,903
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005                              $12.38           $12.83           1,988,251
    01/01/2006 to 12/31/2006                              $12.83           $14.42           1,907,063
    01/01/2007 to 12/31/2007                              $14.42           $14.57           1,540,522
    01/01/2008 to 12/31/2008                              $14.57            $8.87           1,381,269
    01/01/2009 to 12/31/2009                               $8.87           $12.11           2,137,413
    01/01/2010 to 12/31/2010                              $12.11           $14.72           2,978,973
    01/01/2011 to 12/31/2011                              $14.72           $13.98           2,405,087
    01/01/2012 to 12/31/2012                              $13.98           $16.28           2,424,624
    01/01/2013 to 12/31/2013                              $16.28           $21.20           2,138,372
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.86            $9.78          29,870,585
    01/01/2005 to 12/31/2005                               $9.78            $9.88          42,442,274
    01/01/2006 to 12/31/2006                               $9.88           $10.16          46,325,237
    01/01/2007 to 12/31/2007                              $10.16           $10.48          56,111,128
    01/01/2008 to 12/31/2008                              $10.48           $10.57          91,319,625
    01/01/2009 to 12/31/2009                              $10.57           $10.42          66,786,776
    01/01/2010 to 12/31/2010                              $10.42           $10.25          50,307,852
    01/01/2011 to 12/31/2011                              $10.25           $10.09          50,902,069
    01/01/2012 to 12/31/2012                              $10.09            $9.92          39,894,836
    01/01/2013 to 12/31/2013                               $9.92            $9.76          29,504,243
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.01           $14.51          11,461,684
    01/01/2005 to 12/31/2005                              $14.51           $15.99          12,260,006
    01/01/2006 to 12/31/2006                              $15.99           $17.42           9,574,218
    01/01/2007 to 12/31/2007                              $17.42           $17.67           8,191,847
    01/01/2008 to 12/31/2008                              $17.67           $10.03           5,184,438
    01/01/2009 to 12/31/2009                              $10.03           $13.88           5,689,131
    01/01/2010 to 12/31/2010                              $13.88           $16.85           5,901,157
    01/01/2011 to 12/31/2011                              $16.85           $16.16           4,911,194
    01/01/2012 to 12/31/2012                              $16.16           $18.62           4,148,499
    01/01/2013 to 12/31/2013                              $18.62           $26.00           4,423,739
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                             $10.98           $12.12           5,728,444
    01/01/2006 to 12/31/2006                              $12.12           $13.59           5,378,198
    01/01/2007 to 12/31/2007                              $13.59           $16.34           6,560,811
    01/01/2008 to 12/31/2008                              $16.34            $9.13           3,042,143
    01/01/2009 to 12/31/2009                               $9.13           $11.65           4,022,837
    01/01/2010 to 12/31/2010                              $11.65           $14.75           5,702,161
    01/01/2011 to 12/31/2011                              $14.75           $14.75           4,466,247
    01/01/2012 to 12/31/2012                              $14.75           $16.30           3,764,767
    01/01/2013 to 12/31/2013                              $16.30           $21.26           3,561,170

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                           $11.13           $11.98           1,618,719
    01/01/2005 to 12/31/2005                           $11.98           $11.83           1,385,431
    01/01/2006 to 12/31/2006                           $11.83           $12.53           1,174,654
    01/01/2007 to 12/31/2007                           $12.53           $14.63           1,215,825
    01/01/2008 to 12/31/2008                           $14.63            $8.27             768,282
    01/01/2009 to 12/31/2009                            $8.27            $9.97           1,585,215
    01/01/2010 to 12/31/2010                            $9.97           $11.79           2,045,616
    01/01/2011 to 04/29/2011                           $11.79           $13.23                   0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $10.51           $10.55          21,299,789
    01/01/2005 to 12/31/2005                           $10.55           $10.54          28,031,651
    01/01/2006 to 12/31/2006                           $10.54           $10.76          22,394,558
    01/01/2007 to 12/31/2007                           $10.76           $11.31          20,392,150
    01/01/2008 to 12/31/2008                           $11.31           $11.24          15,403,578
    01/01/2009 to 12/31/2009                           $11.24           $12.19          19,779,745
    01/01/2010 to 12/31/2010                           $12.19           $12.46          20,255,855
    01/01/2011 to 12/31/2011                           $12.46           $12.53          18,155,075
    01/01/2012 to 12/31/2012                           $12.53           $12.90          15,540,231
    01/01/2013 to 12/31/2013                           $12.90           $12.41          10,724,539
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $10.95           $11.31          33,208,757
    01/01/2005 to 12/31/2005                           $11.31           $11.40          22,436,395
    01/01/2006 to 12/31/2006                           $11.40           $11.63          21,700,661
    01/01/2007 to 12/31/2007                           $11.63           $12.39          21,645,194
    01/01/2008 to 12/31/2008                           $12.39           $11.91          20,478,277
    01/01/2009 to 12/31/2009                           $11.91           $13.65          59,442,486
    01/01/2010 to 12/31/2010                           $13.65           $14.46          75,211,006
    01/01/2011 to 12/31/2011                           $14.46           $14.67          60,233,010
    01/01/2012 to 12/31/2012                           $14.67           $15.77          65,143,645
    01/01/2013 to 12/31/2013                           $15.77           $15.23          54,477,871
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                          $10.00           $10.04             115,215
    01/01/2006 to 12/31/2006                           $10.04           $10.66           3,303,256
    01/01/2007 to 12/31/2007                           $10.66           $11.40           7,359,596
    01/01/2008 to 12/31/2008                           $11.40            $9.02          24,830,005
    01/01/2009 to 12/31/2009                            $9.02           $10.65          82,197,582
    01/01/2010 to 12/31/2010                           $10.65           $11.58         100,001,194
    01/01/2011 to 12/31/2011                           $11.58           $11.51          96,778,216
    01/01/2012 to 12/31/2012                           $11.51           $12.49          98,362,559
    01/01/2013 to 12/31/2013                           $12.49           $13.42          79,093,854
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                            $9.89            $9.05           2,242,129
    01/01/2005 to 12/31/2005                            $9.05            $9.04           2,134,731
    01/01/2006 to 12/31/2006                            $9.04           $10.01           1,867,490
    01/01/2007 to 12/31/2007                           $10.01           $10.55           1,740,242
    01/01/2008 to 12/31/2008                           $10.55            $6.74           1,375,635
    01/01/2009 to 12/31/2009                            $6.74            $8.88           2,524,147
    01/01/2010 to 12/31/2010                            $8.88           $11.91           4,648,452
    01/01/2011 to 12/31/2011                           $11.91           $11.60           3,213,655
    01/01/2012 to 12/31/2012                           $11.60           $12.80           3,096,260
    01/01/2013 to 12/31/2013                           $12.80           $17.01           4,073,887

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.42           $14.22          10,785,030
    01/01/2005 to 12/31/2005                              $14.22           $14.91          11,285,282
    01/01/2006 to 12/31/2006                              $14.91           $17.61           9,098,178
    01/01/2007 to 12/31/2007                              $17.61           $16.34           8,130,632
    01/01/2008 to 12/31/2008                              $16.34           $11.30           6,242,966
    01/01/2009 to 12/31/2009                              $11.30           $14.11           6,242,625
    01/01/2010 to 12/31/2010                              $14.11           $17.49           6,195,308
    01/01/2011 to 12/31/2011                              $17.49           $16.17           5,166,090
    01/01/2012 to 12/31/2012                              $16.17           $18.79           3,913,693
    01/01/2013 to 12/31/2013                              $18.79           $25.39           3,418,708
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                              $11.06           $12.39           4,643,022
    01/01/2005 to 12/31/2005                              $12.39           $12.86           4,311,857
    01/01/2006 to 12/31/2006                              $12.86           $15.34           5,318,094
    01/01/2007 to 12/31/2007                              $15.34           $14.55           4,469,636
    01/01/2008 to 12/31/2008                              $14.55            $8.32           2,874,755
    01/01/2009 to 12/31/2009                               $8.32           $10.13           3,572,238
    01/01/2010 to 12/31/2010                              $10.13           $11.28           4,182,015
    01/01/2011 to 12/31/2011                              $11.28           $10.91           3,313,597
    01/01/2012 to 12/31/2012                              $10.91           $12.58           4,588,707
    01/01/2013 to 12/31/2013                              $12.58           $16.05           5,133,443
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.08            $9.44           2,378,881
    01/01/2005 to 12/31/2005                               $9.44           $10.81           3,925,742
    01/01/2006 to 12/31/2006                              $10.81           $11.23           4,132,529
    01/01/2007 to 12/31/2007                              $11.23           $11.96           5,137,246
    01/01/2008 to 12/31/2008                              $11.96            $6.99           4,437,756
    01/01/2009 to 12/31/2009                               $6.99           $10.54          10,159,519
    01/01/2010 to 12/31/2010                              $10.54           $12.01          12,250,636
    01/01/2011 to 12/31/2011                              $12.01           $11.61           9,294,364
    01/01/2012 to 12/31/2012                              $11.61           $13.43          10,725,477
    01/01/2013 to 12/31/2013                              $13.43           $19.02          11,809,685
----------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.59           $13.45           4,717,822
    01/01/2005 to 12/31/2005                              $13.45           $12.64           6,261,824
    01/01/2006 to 12/31/2006                              $12.64           $13.21           6,093,700
    01/01/2007 to 12/31/2007                              $13.21           $14.24           6,452,566
    01/01/2008 to 12/31/2008                              $14.24           $13.67           4,228,137
    01/01/2009 to 12/31/2009                              $13.67           $15.07           6,337,072
    01/01/2010 to 12/31/2010                              $15.07           $15.67           7,114,847
    01/01/2011 to 12/31/2011                              $15.67           $16.05           6,639,260
    01/01/2012 to 12/31/2012                              $16.05           $16.61           5,533,305
    01/01/2013 to 12/31/2013                              $16.61           $15.72           4,600,108
----------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                             $10.00            $9.98             213,630
    01/01/2008 to 12/31/2008                               $9.98            $9.30           4,064,760
    01/01/2009 to 12/31/2009                               $9.30           $10.21          12,750,275
    01/01/2010 to 12/31/2010                              $10.21           $10.83          17,651,916
    01/01/2011 to 12/31/2011                              $10.83           $11.29          18,170,336
    01/01/2012 to 12/31/2012                              $11.29           $11.98          18,416,796
    01/01/2013 to 12/31/2013                              $11.98           $11.60          17,928,589

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2004 to 12/31/2004                                         $11.65           $13.66            414,631
    01/01/2005 to 12/31/2005                                         $13.66           $15.59            689,816
    01/01/2006 to 12/31/2006                                         $15.59           $18.88          1,081,552
    01/01/2007 to 12/31/2007                                         $18.88           $21.35          1,401,663
    01/01/2008 to 12/31/2008                                         $21.35           $12.29            984,931
    01/01/2009 to 12/31/2009                                         $12.29           $14.01            668,798
    01/01/2010 to 07/16/2010                                         $14.01           $13.31                  0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    01/01/2004 to 12/31/2004                                         $10.71           $11.29            570,123
    01/01/2005 to 12/31/2005                                         $11.29           $11.53            281,775
    01/01/2006 to 12/31/2006                                         $11.53           $12.03            241,307
    01/01/2007 to 12/31/2007                                         $12.03           $13.24            249,298
    01/01/2008 to 12/31/2008                                         $13.24            $9.48            271,517
    01/01/2009 to 12/31/2009                                          $9.48           $13.42            749,780
    01/01/2010 to 07/16/2010                                         $13.42           $12.54                  0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $13.33           $16.11            637,587
    01/01/2011 to 12/31/2011                                         $16.11           $13.82            523,908
    01/01/2012 to 12/31/2012                                         $13.82           $15.45            401,945
    01/01/2013 to 12/31/2013                                         $15.45           $18.23            283,907
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $12.54           $15.82            385,986
    01/01/2011 to 12/31/2011                                         $15.82           $14.72            411,256
    01/01/2012 to 12/31/2012                                         $14.72           $17.48            413,544
    01/01/2013 to 12/31/2013                                         $17.48           $24.11            306,342



 *  Denotes the start date of these sub-accounts

                                  OPTIMUM FOUR
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

  ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND COMBO 5%/HAV 80 BPS OR GRO
                PLUS 2008 60 BPS AND COMBO 5%/HAV 80 BPS (3.05%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02           $12.13            20,597
    01/01/2010 to 12/31/2010                              $12.13           $13.17            65,536
    01/01/2011 to 12/31/2011                              $13.17           $12.43            29,622
    01/01/2012 to 12/31/2012                              $12.43           $13.57            36,253
    01/01/2013 to 12/31/2013                              $13.57           $14.46            11,985
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.08           $12.38            11,520
    01/01/2010 to 12/31/2010                              $12.38           $13.66            10,502
    01/01/2011 to 12/31/2011                              $13.66           $13.72             7,324
    01/01/2012 to 05/04/2012                              $13.72           $14.83                 0

                                                                                Number of
                                            Accumulation     Accumulation      Accumulation
                                            Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                             Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                   $10.02           $11.96           104,004
    01/01/2010 to 12/31/2010                   $11.96           $13.02           131,786
    01/01/2011 to 12/31/2011                   $13.02           $12.47            52,667
    01/01/2012 to 12/31/2012                   $12.47           $13.60            56,424
    01/01/2013 to 12/31/2013                   $13.60           $15.51            26,419
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2015
    05/01/2009 to 12/31/2009                    $9.96            $9.92                 0
    01/01/2010 to 12/31/2010                    $9.92           $10.52                 0
    01/01/2011 to 12/31/2011                   $10.52           $10.85                 0
    01/01/2012 to 12/31/2012                   $10.85           $10.84                 0
    01/01/2013 to 12/31/2013                   $10.84           $10.48                 0
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                    $9.94            $9.54            10,856
    01/01/2010 to 12/31/2010                    $9.54           $10.23            53,548
    01/01/2011 to 12/31/2011                   $10.23           $10.88            99,457
    01/01/2012 to 12/31/2012                   $10.88           $10.98            49,369
    01/01/2013 to 12/31/2013                   $10.98           $10.58            31,441
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010                  $10.00           $10.63            78,013
    01/01/2011 to 12/31/2011                   $10.63           $11.48           166,186
    01/01/2012 to 12/31/2012                   $11.48           $11.70           128,946
    01/01/2013 to 12/31/2013                   $11.70           $11.11            97,521
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                    $9.92            $9.61                 0
    01/01/2010 to 12/31/2010                    $9.61           $10.36                 0
    01/01/2011 to 12/31/2011                   $10.36           $11.41           300,079
    01/01/2012 to 12/31/2012                   $11.41           $11.69           203,929
    01/01/2013 to 12/31/2013                   $11.69           $10.98           124,021
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                    $9.91            $9.51                 0
    01/01/2010 to 12/31/2010                    $9.51           $10.27                 0
    01/01/2011 to 12/31/2011                   $10.27           $11.55                 0
    01/01/2012 to 12/31/2012                   $11.55           $11.85            57,097
    01/01/2013 to 12/31/2013                   $11.85           $10.93            75,887
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                    $9.88            $9.19                 0
    01/01/2010 to 12/31/2010                    $9.19            $9.96            67,081
    01/01/2011 to 12/31/2011                    $9.96           $11.46             5,989
    01/01/2012 to 12/31/2012                   $11.46           $11.82             3,224
    01/01/2013 to 12/31/2013                   $11.82           $10.71           100,166
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                  $10.00           $10.87            55,827
    01/01/2011 to 12/31/2011                   $10.87           $12.68           479,189
    01/01/2012 to 12/31/2012                   $12.68           $13.12           250,845
    01/01/2013 to 12/31/2013                   $13.12           $11.83            78,873
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                  $10.00           $11.87           148,179
    01/01/2012 to 12/31/2012                   $11.87           $12.18           231,919
    01/01/2013 to 12/31/2013                   $12.18           $10.66            25,469
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                  $10.00           $10.27            77,251
    01/01/2013 to 12/31/2013                   $10.27            $8.94           685,322

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013                        $10.00            $8.64           347,529
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.04           $12.23            88,371
    01/01/2010 to 12/31/2010                         $12.23           $13.44           112,968
    01/01/2011 to 12/31/2011                         $13.44           $12.71            48,818
    01/01/2012 to 12/31/2012                         $12.71           $14.02            64,061
    01/01/2013 to 12/31/2013                         $14.02           $16.67            34,911
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                          $9.61           $14.41             3,009
    01/01/2010 to 12/31/2010                         $14.41           $17.98             2,762
    01/01/2011 to 12/31/2011                         $17.98           $18.59             1,055
    01/01/2012 to 12/31/2012                         $18.59           $20.78             1,973
    01/01/2013 to 12/31/2013                         $20.78           $20.78               973
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $9.98           $12.90             3,606
    01/01/2010 to 12/31/2010                         $12.90           $16.57             4,862
    01/01/2011 to 12/31/2011                         $16.57           $13.96             5,255
    01/01/2012 to 12/31/2012                         $13.96           $16.25             5,823
    01/01/2013 to 12/31/2013                         $16.25           $22.19             4,781
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.12           $12.12             5,259
    01/01/2010 to 12/31/2010                         $12.12           $13.27             4,461
    01/01/2011 to 12/31/2011                         $13.27           $12.15             2,054
    01/01/2012 to 12/31/2012                         $12.15           $14.10             2,577
    01/01/2013 to 12/31/2013                         $14.10           $18.25             2,072
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.06           $13.39            10,087
    01/01/2010 to 12/31/2010                         $13.39           $15.56            11,918
    01/01/2011 to 12/31/2011                         $15.56           $14.64             5,719
    01/01/2012 to 12/31/2012                         $14.64           $16.97             5,361
    01/01/2013 to 12/31/2013                         $16.97           $21.75             3,788
-----------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.10           $12.67             3,083
    01/01/2010 to 12/31/2010                         $12.67           $13.81             2,749
    01/01/2011 to 12/31/2011                         $13.81           $13.33             1,157
    01/01/2012 to 12/31/2012                         $13.33           $14.65               912
    01/01/2013 to 12/31/2013                         $14.65           $19.12               533
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.14           $13.18             2,490
    01/01/2010 to 12/31/2010                         $13.18           $14.63            11,291
    01/01/2011 to 12/31/2011                         $14.63           $12.35             3,255
    01/01/2012 to 12/31/2012                         $12.35           $14.42             4,810
    01/01/2013 to 12/31/2013                         $14.42           $16.64             2,931
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.12           $13.01             2,413
    01/01/2010 to 12/31/2010                         $13.01           $14.02             2,501
    01/01/2011 to 12/31/2011                         $14.02           $11.88             1,271
    01/01/2012 to 12/31/2012                         $11.88           $13.44             1,073
    01/01/2013 to 12/31/2013                         $13.44           $15.57               345

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.13           $13.50             6,659
    01/01/2010 to 12/31/2010                                  $13.50           $14.02            15,984
    01/01/2011 to 12/31/2011                                  $14.02           $12.35             3,646
    01/01/2012 to 12/31/2012                                  $12.35           $14.60             4,897
    01/01/2013 to 12/31/2013                                  $14.60           $16.33             2,837
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.06           $12.65               573
    01/01/2010 to 12/31/2010                                  $12.65           $13.88            14,237
    01/01/2011 to 12/31/2011                                  $13.88           $12.89             2,571
    01/01/2012 to 12/31/2012                                  $12.89           $14.61             3,452
    01/01/2013 to 12/31/2013                                  $14.61           $19.81             2,533
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.01           $12.63            10,541
    01/01/2010 to 12/31/2010                                  $12.63           $14.66            10,205
    01/01/2011 to 12/31/2011                                  $14.66           $14.09             6,178
    01/01/2012 to 12/31/2012                                  $14.09           $15.33             5,047
    01/01/2013 to 12/31/2013                                  $15.33           $20.31             4,771
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.03           $12.00             1,494
    01/01/2010 to 12/31/2010                                  $12.00           $13.20             5,460
    01/01/2011 to 12/31/2011                                  $13.20           $14.10             3,371
    01/01/2012 to 12/31/2012                                  $14.10           $14.48             3,340
    01/01/2013 to 12/31/2013                                  $14.48           $13.76               550
--------------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.03           $12.07            12,013
    01/01/2010 to 12/31/2010                                  $12.07           $13.20            19,094
    01/01/2011 to 12/31/2011                                  $13.20           $12.72             5,650
    01/01/2012 to 12/31/2012                                  $12.72           $14.44            12,520
    01/01/2013 to 12/31/2013                                  $14.44           $19.14             7,446
--------------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $9.99           $13.14            12,399
    01/01/2010 to 12/31/2010                                  $13.14           $15.75             8,558
    01/01/2011 to 12/31/2011                                  $15.75           $14.74             4,926
    01/01/2012 to 12/31/2012                                  $14.74           $16.92             5,226
    01/01/2013 to 12/31/2013                                  $16.92           $21.73             2,453
--------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.00            $9.80            61,155
    01/01/2010 to 12/31/2010                                   $9.80            $9.50            66,807
    01/01/2011 to 12/31/2011                                   $9.50            $9.22            22,753
    01/01/2012 to 12/31/2012                                   $9.22            $8.94            21,654
    01/01/2013 to 12/31/2013                                   $8.94            $8.66            38,219
--------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.13           $13.62             1,324
    01/01/2010 to 12/31/2010                                  $13.62           $16.31             2,199
    01/01/2011 to 12/31/2011                                  $16.31           $15.42               751
    01/01/2012 to 12/31/2012                                  $15.42           $17.51             4,345
    01/01/2013 to 12/31/2013                                  $17.51           $24.10             3,593

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $12.28             2,880
    01/01/2010 to 12/31/2010                           $12.28           $15.32            12,697
    01/01/2011 to 12/31/2011                           $15.32           $15.10             3,661
    01/01/2012 to 12/31/2012                           $15.10           $16.46            10,250
    01/01/2013 to 12/31/2013                           $16.46           $21.16             6,640
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.93           $11.99             1,364
    01/01/2010 to 12/31/2010                           $11.99           $13.98            13,027
    01/01/2011 to 04/29/2011                           $13.98           $15.60                 0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.99           $10.41            10,719
    01/01/2010 to 12/31/2010                           $10.41           $10.49             8,917
    01/01/2011 to 12/31/2011                           $10.49           $10.40             3,150
    01/01/2012 to 12/31/2012                           $10.40           $10.55             3,391
    01/01/2013 to 12/31/2013                           $10.55           $10.01               590
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $10.98           109,219
    01/01/2010 to 12/31/2010                           $10.98           $11.46           174,087
    01/01/2011 to 12/31/2011                           $11.46           $11.47            92,726
    01/01/2012 to 12/31/2012                           $11.47           $12.15            96,820
    01/01/2013 to 12/31/2013                           $12.15           $11.57            35,919
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.02           $11.53           117,847
    01/01/2010 to 12/31/2010                           $11.53           $12.36           141,279
    01/01/2011 to 12/31/2011                           $12.36           $12.10            76,596
    01/01/2012 to 12/31/2012                           $12.10           $12.95            76,027
    01/01/2013 to 12/31/2013                           $12.95           $13.71            18,950
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.01           $13.05             1,009
    01/01/2010 to 12/31/2010                           $13.05           $17.25             4,684
    01/01/2011 to 12/31/2011                           $17.25           $16.57             1,545
    01/01/2012 to 12/31/2012                           $16.57           $18.01             4,955
    01/01/2013 to 12/31/2013                           $18.01           $23.61             3,505
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $12.85               758
    01/01/2010 to 12/31/2010                           $12.85           $15.70             9,508
    01/01/2011 to 12/31/2011                           $15.70           $14.31             2,394
    01/01/2012 to 12/31/2012                           $14.31           $16.40             3,290
    01/01/2013 to 12/31/2013                           $16.40           $21.84             2,171
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.10           $12.82               240
    01/01/2010 to 12/31/2010                           $12.82           $14.07               187
    01/01/2011 to 12/31/2011                           $14.07           $13.42             1,337
    01/01/2012 to 12/31/2012                           $13.42           $15.25               120
    01/01/2013 to 12/31/2013                           $15.25           $19.18               429
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.99           $13.07             5,649
    01/01/2010 to 12/31/2010                           $13.07           $14.68            16,473
    01/01/2011 to 12/31/2011                           $14.68           $13.99             4,943
    01/01/2012 to 12/31/2012                           $13.99           $15.95             7,580
    01/01/2013 to 12/31/2013                           $15.95           $22.27             3,641

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                         $10.02           $11.03             7,216
    01/01/2010 to 12/31/2010                                         $11.03           $11.31            13,161
    01/01/2011 to 12/31/2011                                         $11.31           $11.42             8,552
    01/01/2012 to 12/31/2012                                         $11.42           $11.65             8,562
    01/01/2013 to 12/31/2013                                         $11.65           $10.87               953
---------------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                          $9.99           $10.68               608
    01/01/2010 to 12/31/2010                                         $10.68           $11.17             8,009
    01/01/2011 to 12/31/2011                                         $11.17           $11.48             2,004
    01/01/2012 to 12/31/2012                                         $11.48           $12.00             4,104
    01/01/2013 to 12/31/2013                                         $12.00           $11.46             1,345
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    05/01/2009 to 12/31/2009                                         $10.05           $12.65                96
    01/01/2010 to 07/16/2010                                         $12.65           $11.93                 0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    05/01/2009 to 12/31/2009                                          $9.89           $12.76               471
    01/01/2010 to 07/16/2010                                         $12.76           $11.82                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $11.94           $14.34                 0
    01/01/2011 to 12/31/2011                                         $14.34           $12.13                 0
    01/01/2012 to 12/31/2012                                         $12.13           $13.37                 0
    01/01/2013 to 12/31/2013                                         $13.37           $15.54                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $11.82           $14.81                 0
    01/01/2011 to 12/31/2011                                         $14.81           $13.59                 0
    01/01/2012 to 12/31/2012                                         $13.59           $15.91                 0
    01/01/2013 to 12/31/2013                                         $15.91           $21.63                 0



 *  Denotes the start date of these sub-accounts

                                  OPTIMUM PLUS
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

          ACCUMULATION UNIT VALUES: WITH NO OPTIONAL BENEFITS (1.65%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                             $10.00           $10.02           2,726,484
    01/01/2006 to 12/31/2006                              $10.02           $11.01          21,829,919
    01/01/2007 to 12/31/2007                              $11.01           $11.83          30,616,578
    01/01/2008 to 12/31/2008                              $11.83            $7.93          35,995,508
    01/01/2009 to 12/31/2009                               $7.93            $9.70         107,441,591
    01/01/2010 to 12/31/2010                               $9.70           $10.68         133,580,486
    01/01/2011 to 12/31/2011                              $10.68           $10.22         102,346,558
    01/01/2012 to 12/31/2012                              $10.22           $11.32         108,178,074
    01/01/2013 to 12/31/2013                              $11.32           $12.24         100,174,797

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                         $11.78           $11.90           4,205,656
    01/01/2006 to 12/31/2006                          $11.90           $13.68           3,984,557
    01/01/2007 to 12/31/2007                          $13.68           $13.44           3,435,528
    01/01/2008 to 12/31/2008                          $13.44            $8.62           2,803,150
    01/01/2009 to 12/31/2009                           $8.62            $9.99           4,930,435
    01/01/2010 to 12/31/2010                           $9.99           $11.18           6,178,407
    01/01/2011 to 12/31/2011                          $11.18           $11.39           5,937,210
    01/01/2012 to 05/04/2012                          $11.39           $12.38                   0
------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                         $10.00           $10.03             685,724
    01/01/2006 to 12/31/2006                          $10.03           $10.90           7,315,279
    01/01/2007 to 12/31/2007                          $10.90           $11.70          12,873,620
    01/01/2008 to 12/31/2008                          $11.70            $8.20          24,018,186
    01/01/2009 to 12/31/2009                           $8.20            $9.95          97,458,970
    01/01/2010 to 12/31/2010                           $9.95           $10.99         124,066,065
    01/01/2011 to 12/31/2011                          $10.99           $10.67          99,522,684
    01/01/2012 to 12/31/2012                          $10.67           $11.81         107,656,583
    01/01/2013 to 12/31/2013                          $11.81           $13.66         103,827,389
------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                         $10.00           $10.01           2,586,013
    01/01/2006 to 12/31/2006                          $10.01           $11.19          23,048,850
    01/01/2007 to 12/31/2007                          $11.19           $12.07          31,465,957
    01/01/2008 to 12/31/2008                          $12.07            $7.73          32,624,883
    01/01/2009 to 12/31/2009                           $7.73            $9.52         118,425,926
    01/01/2010 to 12/31/2010                           $9.52           $10.62         141,306,019
    01/01/2011 to 12/31/2011                          $10.62           $10.19         100,099,910
    01/01/2012 to 12/31/2012                          $10.19           $11.40         113,717,767
    01/01/2013 to 12/31/2013                          $11.40           $13.75         125,316,122
------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    06/20/2005* to 12/31/2005                         $19.77           $20.88           3,749,124
    01/01/2006 to 12/31/2006                          $20.88           $28.08           3,925,105
    01/01/2007 to 12/31/2007                          $28.08           $22.11           2,254,421
    01/01/2008 to 12/31/2008                          $22.11           $14.12           1,741,032
    01/01/2009 to 12/31/2009                          $14.12           $18.32           2,154,565
    01/01/2010 to 12/31/2010                          $18.32           $23.19           2,674,245
    01/01/2011 to 12/31/2011                          $23.19           $24.31           2,210,944
    01/01/2012 to 12/31/2012                          $24.31           $27.58           2,291,954
    01/01/2013 to 12/31/2013                          $27.58           $27.98           2,083,185
------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                          $12.74           $15.42           4,808,453
    01/01/2005 to 12/31/2005                          $15.42           $16.60           5,464,855
    01/01/2006 to 12/31/2006                          $16.60           $18.43           4,641,175
    01/01/2007 to 12/31/2007                          $18.43           $20.16           4,026,646
    01/01/2008 to 12/31/2008                          $20.16           $11.08           2,977,983
    01/01/2009 to 12/31/2009                          $11.08           $14.46           3,702,808
    01/01/2010 to 12/31/2010                          $14.46           $18.85           4,200,876
    01/01/2011 to 12/31/2011                          $18.85           $16.11           4,029,967
    01/01/2012 to 12/31/2012                          $16.11           $19.02           3,987,156
    01/01/2013 to 12/31/2013                          $19.02           $26.34           3,589,232

                                                                                    Number of
                                                Accumulation     Accumulation      Accumulation
                                                Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                 Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.50           $11.46          25,850,506
    01/01/2005 to 12/31/2005                       $11.46           $11.81          31,190,346
    01/01/2006 to 12/31/2006                       $11.81           $13.62          23,350,650
    01/01/2007 to 12/31/2007                       $13.62           $14.08          19,997,748
    01/01/2008 to 12/31/2008                       $14.08            $8.22          14,384,005
    01/01/2009 to 12/31/2009                        $8.22            $9.63          15,821,358
    01/01/2010 to 12/31/2010                        $9.63           $10.69          15,820,580
    01/01/2011 to 12/31/2011                       $10.69            $9.94          12,948,030
    01/01/2012 to 12/31/2012                        $9.94           $11.69          10,758,682
    01/01/2013 to 12/31/2013                       $11.69           $15.36           8,989,436
---------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.31           $11.80           4,375,813
    01/01/2005 to 12/31/2005                       $11.80           $12.16           5,391,424
    01/01/2006 to 12/31/2006                       $12.16           $12.71           4,189,111
    01/01/2007 to 12/31/2007                       $12.71           $14.92           3,918,725
    01/01/2008 to 12/31/2008                       $14.92            $8.69           2,808,881
    01/01/2009 to 12/31/2009                        $8.69           $13.42           5,868,356
    01/01/2010 to 12/31/2010                       $13.42           $15.82           6,728,348
    01/01/2011 to 12/31/2011                       $15.82           $15.10           4,560,864
    01/01/2012 to 12/31/2012                       $15.10           $17.76           4,904,077
    01/01/2013 to 12/31/2013                       $17.76           $23.09           5,099,534
---------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    06/20/2005* to 12/31/2005                      $12.81           $13.47           2,585,881
    01/01/2006 to 12/31/2006                       $13.47           $16.13           4,397,725
    01/01/2007 to 12/31/2007                       $16.13           $16.05           3,751,417
    01/01/2008 to 12/31/2008                       $16.05            $9.90           2,589,179
    01/01/2009 to 12/31/2009                        $9.90           $11.51           3,294,871
    01/01/2010 to 12/31/2010                       $11.51           $12.73           3,942,580
    01/01/2011 to 12/31/2011                       $12.73           $12.46           3,528,509
    01/01/2012 to 12/31/2012                       $12.46           $13.89           3,502,241
    01/01/2013 to 12/31/2013                       $13.89           $18.40           2,924,047
---------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                       $13.39           $15.30          11,265,469
    01/01/2005 to 12/31/2005                       $15.30           $17.54          12,141,521
    01/01/2006 to 12/31/2006                       $17.54           $20.87           9,628,446
    01/01/2007 to 12/31/2007                       $20.87           $24.43           8,347,423
    01/01/2008 to 12/31/2008                       $24.43           $11.96           6,129,240
    01/01/2009 to 12/31/2009                       $11.96           $15.91           6,854,079
    01/01/2010 to 12/31/2010                       $15.91           $17.92           7,241,298
    01/01/2011 to 12/31/2011                       $17.92           $15.34           5,734,722
    01/01/2012 to 12/31/2012                       $15.34           $18.16           4,942,527
    01/01/2013 to 12/31/2013                       $18.16           $21.27           4,582,698
---------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                       $10.79           $12.84           1,897,469
    01/01/2005 to 12/31/2005                       $12.84           $14.36           2,013,543
    01/01/2006 to 12/31/2006                       $14.36           $18.00           3,305,654
    01/01/2007 to 12/31/2007                       $18.00           $20.85           4,044,519
    01/01/2008 to 12/31/2008                       $20.85           $11.48           2,393,870
    01/01/2009 to 12/31/2009                       $11.48           $14.74           3,492,926
    01/01/2010 to 12/31/2010                       $14.74           $16.10           3,649,081
    01/01/2011 to 12/31/2011                       $16.10           $13.85           2,916,031
    01/01/2012 to 12/31/2012                       $13.85           $15.89           2,668,328
    01/01/2013 to 12/31/2013                       $15.89           $18.67           2,705,225

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    01/01/2004 to 12/31/2004                                  $11.00           $12.67           3,227,381
    01/01/2005 to 12/31/2005                                  $12.67           $13.84           5,621,834
    01/01/2006 to 12/31/2006                                  $13.84           $16.71           4,715,269
    01/01/2007 to 12/31/2007                                  $16.71           $17.98           4,504,935
    01/01/2008 to 12/31/2008                                  $17.98           $10.37           2,459,224
    01/01/2009 to 12/31/2009                                  $10.37           $13.86           5,086,873
    01/01/2010 to 12/31/2010                                  $13.86           $14.60           5,905,133
    01/01/2011 to 12/31/2011                                  $14.60           $13.05           4,359,903
    01/01/2012 to 12/31/2012                                  $13.05           $15.65           4,428,816
    01/01/2013 to 12/31/2013                                  $15.65           $17.75           4,647,244
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                                   $9.83           $11.17           3,717,848
    01/01/2005 to 12/31/2005                                  $11.17           $11.69           5,245,458
    01/01/2006 to 12/31/2006                                  $11.69           $13.62           5,568,043
    01/01/2007 to 12/31/2007                                  $13.62           $13.00           4,973,375
    01/01/2008 to 12/31/2008                                  $13.00            $7.48           4,027,564
    01/01/2009 to 12/31/2009                                   $7.48            $8.78           5,087,827
    01/01/2010 to 12/31/2010                                   $8.78            $9.78           5,307,829
    01/01/2011 to 12/31/2011                                   $9.78            $9.21           4,698,568
    01/01/2012 to 12/31/2012                                   $9.21           $10.59           4,248,181
    01/01/2013 to 12/31/2013                                  $10.59           $14.57           5,494,376
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                                  $10.78           $12.26          28,117,310
    01/01/2005 to 12/31/2005                                  $12.26           $12.88          32,140,125
    01/01/2006 to 12/31/2006                                  $12.88           $13.59          26,497,526
    01/01/2007 to 12/31/2007                                  $13.59           $15.36          23,963,028
    01/01/2008 to 12/31/2008                                  $15.36            $8.51          16,673,165
    01/01/2009 to 12/31/2009                                   $8.51           $10.86          17,250,307
    01/01/2010 to 12/31/2010                                  $10.86           $12.79          17,364,094
    01/01/2011 to 12/31/2011                                  $12.79           $12.47          14,080,420
    01/01/2012 to 12/31/2012                                  $12.47           $13.77          11,942,585
    01/01/2013 to 12/31/2013                                  $13.77           $18.50           9,091,584
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                                  $11.61           $12.26           8,369,008
    01/01/2005 to 12/31/2005                                  $12.26           $12.20          12,427,806
    01/01/2006 to 12/31/2006                                  $12.20           $13.17          10,147,675
    01/01/2007 to 12/31/2007                                  $13.17           $13.74           8,365,789
    01/01/2008 to 12/31/2008                                  $13.74           $10.37           8,586,978
    01/01/2009 to 12/31/2009                                  $10.37           $13.73          10,096,051
    01/01/2010 to 12/31/2010                                  $13.73           $15.32           8,604,037
    01/01/2011 to 12/31/2011                                  $15.32           $16.60           9,200,629
    01/01/2012 to 12/31/2012                                  $16.60           $17.29           8,547,651
    01/01/2013 to 12/31/2013                                  $17.29           $16.67           6,345,324

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.16            $9.97           4,529,834
    01/01/2005 to 12/31/2005                               $9.97           $10.43           5,915,443
    01/01/2006 to 12/31/2006                              $10.43           $11.25           4,572,301
    01/01/2007 to 12/31/2007                              $11.25           $12.73           3,902,210
    01/01/2008 to 12/31/2008                              $12.73            $7.98           3,159,245
    01/01/2009 to 12/31/2009                               $7.98            $9.75           4,944,538
    01/01/2010 to 12/31/2010                               $9.75           $10.82           5,238,425
    01/01/2011 to 12/31/2011                              $10.82           $10.57           4,289,955
    01/01/2012 to 12/31/2012                              $10.57           $12.18           4,420,398
    01/01/2013 to 12/31/2013                              $12.18           $16.37           4,361,903
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    01/01/2005 to 12/31/2005                              $12.38           $12.83           1,988,251
    01/01/2006 to 12/31/2006                              $12.83           $14.42           1,907,063
    01/01/2007 to 12/31/2007                              $14.42           $14.57           1,540,522
    01/01/2008 to 12/31/2008                              $14.57            $8.87           1,381,269
    01/01/2009 to 12/31/2009                               $8.87           $12.11           2,137,413
    01/01/2010 to 12/31/2010                              $12.11           $14.72           2,978,973
    01/01/2011 to 12/31/2011                              $14.72           $13.98           2,405,087
    01/01/2012 to 12/31/2012                              $13.98           $16.28           2,424,624
    01/01/2013 to 12/31/2013                              $16.28           $21.20           2,138,372
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.86            $9.78          29,870,585
    01/01/2005 to 12/31/2005                               $9.78            $9.88          42,442,274
    01/01/2006 to 12/31/2006                               $9.88           $10.16          46,325,237
    01/01/2007 to 12/31/2007                              $10.16           $10.48          56,111,128
    01/01/2008 to 12/31/2008                              $10.48           $10.57          91,319,625
    01/01/2009 to 12/31/2009                              $10.57           $10.42          66,786,776
    01/01/2010 to 12/31/2010                              $10.42           $10.25          50,307,852
    01/01/2011 to 12/31/2011                              $10.25           $10.09          50,902,069
    01/01/2012 to 12/31/2012                              $10.09            $9.92          39,894,836
    01/01/2013 to 12/31/2013                               $9.92            $9.76          29,504,243
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.01           $14.51          11,461,684
    01/01/2005 to 12/31/2005                              $14.51           $15.99          12,260,006
    01/01/2006 to 12/31/2006                              $15.99           $17.42           9,574,218
    01/01/2007 to 12/31/2007                              $17.42           $17.67           8,191,847
    01/01/2008 to 12/31/2008                              $17.67           $10.03           5,184,438
    01/01/2009 to 12/31/2009                              $10.03           $13.88           5,689,131
    01/01/2010 to 12/31/2010                              $13.88           $16.85           5,901,157
    01/01/2011 to 12/31/2011                              $16.85           $16.16           4,911,194
    01/01/2012 to 12/31/2012                              $16.16           $18.62           4,148,499
    01/01/2013 to 12/31/2013                              $18.62           $26.00           4,423,739
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/20/2005* to 12/31/2005                             $10.98           $12.12           5,728,444
    01/01/2006 to 12/31/2006                              $12.12           $13.59           5,378,198
    01/01/2007 to 12/31/2007                              $13.59           $16.34           6,560,811
    01/01/2008 to 12/31/2008                              $16.34            $9.13           3,042,143
    01/01/2009 to 12/31/2009                               $9.13           $11.65           4,022,837
    01/01/2010 to 12/31/2010                              $11.65           $14.75           5,702,161
    01/01/2011 to 12/31/2011                              $14.75           $14.75           4,466,247
    01/01/2012 to 12/31/2012                              $14.75           $16.30           3,764,767
    01/01/2013 to 12/31/2013                              $16.30           $21.26           3,561,170

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                           $11.13           $11.98           1,618,719
    01/01/2005 to 12/31/2005                           $11.98           $11.83           1,385,431
    01/01/2006 to 12/31/2006                           $11.83           $12.53           1,174,654
    01/01/2007 to 12/31/2007                           $12.53           $14.63           1,215,825
    01/01/2008 to 12/31/2008                           $14.63            $8.27             768,282
    01/01/2009 to 12/31/2009                            $8.27            $9.97           1,585,215
    01/01/2010 to 12/31/2010                            $9.97           $11.79           2,045,616
    01/01/2011 to 04/29/2011                           $11.79           $13.23                   0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $10.51           $10.55          21,299,789
    01/01/2005 to 12/31/2005                           $10.55           $10.54          28,031,651
    01/01/2006 to 12/31/2006                           $10.54           $10.76          22,394,558
    01/01/2007 to 12/31/2007                           $10.76           $11.31          20,392,150
    01/01/2008 to 12/31/2008                           $11.31           $11.24          15,403,578
    01/01/2009 to 12/31/2009                           $11.24           $12.19          19,779,745
    01/01/2010 to 12/31/2010                           $12.19           $12.46          20,255,855
    01/01/2011 to 12/31/2011                           $12.46           $12.53          18,155,075
    01/01/2012 to 12/31/2012                           $12.53           $12.90          15,540,231
    01/01/2013 to 12/31/2013                           $12.90           $12.41          10,724,539
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    01/01/2004 to 12/31/2004                           $10.95           $11.31          33,208,757
    01/01/2005 to 12/31/2005                           $11.31           $11.40          22,436,395
    01/01/2006 to 12/31/2006                           $11.40           $11.63          21,700,661
    01/01/2007 to 12/31/2007                           $11.63           $12.39          21,645,194
    01/01/2008 to 12/31/2008                           $12.39           $11.91          20,478,277
    01/01/2009 to 12/31/2009                           $11.91           $13.65          59,442,486
    01/01/2010 to 12/31/2010                           $13.65           $14.46          75,211,006
    01/01/2011 to 12/31/2011                           $14.46           $14.67          60,233,010
    01/01/2012 to 12/31/2012                           $14.67           $15.77          65,143,645
    01/01/2013 to 12/31/2013                           $15.77           $15.23          54,477,871
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    12/05/2005* to 12/31/2005                          $10.00           $10.04             115,215
    01/01/2006 to 12/31/2006                           $10.04           $10.66           3,303,256
    01/01/2007 to 12/31/2007                           $10.66           $11.40           7,359,596
    01/01/2008 to 12/31/2008                           $11.40            $9.02          24,830,005
    01/01/2009 to 12/31/2009                            $9.02           $10.65          82,197,582
    01/01/2010 to 12/31/2010                           $10.65           $11.58         100,001,194
    01/01/2011 to 12/31/2011                           $11.58           $11.51          96,778,216
    01/01/2012 to 12/31/2012                           $11.51           $12.49          98,362,559
    01/01/2013 to 12/31/2013                           $12.49           $13.42          79,093,854
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                            $9.89            $9.05           2,242,129
    01/01/2005 to 12/31/2005                            $9.05            $9.04           2,134,731
    01/01/2006 to 12/31/2006                            $9.04           $10.01           1,867,490
    01/01/2007 to 12/31/2007                           $10.01           $10.55           1,740,242
    01/01/2008 to 12/31/2008                           $10.55            $6.74           1,375,635
    01/01/2009 to 12/31/2009                            $6.74            $8.88           2,524,147
    01/01/2010 to 12/31/2010                            $8.88           $11.91           4,648,452
    01/01/2011 to 12/31/2011                           $11.91           $11.60           3,213,655
    01/01/2012 to 12/31/2012                           $11.60           $12.80           3,096,260
    01/01/2013 to 12/31/2013                           $12.80           $17.01           4,073,887

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.42           $14.22          10,785,030
    01/01/2005 to 12/31/2005                              $14.22           $14.91          11,285,282
    01/01/2006 to 12/31/2006                              $14.91           $17.61           9,098,178
    01/01/2007 to 12/31/2007                              $17.61           $16.34           8,130,632
    01/01/2008 to 12/31/2008                              $16.34           $11.30           6,242,966
    01/01/2009 to 12/31/2009                              $11.30           $14.11           6,242,625
    01/01/2010 to 12/31/2010                              $14.11           $17.49           6,195,308
    01/01/2011 to 12/31/2011                              $17.49           $16.17           5,166,090
    01/01/2012 to 12/31/2012                              $16.17           $18.79           3,913,693
    01/01/2013 to 12/31/2013                              $18.79           $25.39           3,418,708
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    01/01/2004 to 12/31/2004                              $11.06           $12.39           4,643,022
    01/01/2005 to 12/31/2005                              $12.39           $12.86           4,311,857
    01/01/2006 to 12/31/2006                              $12.86           $15.34           5,318,094
    01/01/2007 to 12/31/2007                              $15.34           $14.55           4,469,636
    01/01/2008 to 12/31/2008                              $14.55            $8.32           2,874,755
    01/01/2009 to 12/31/2009                               $8.32           $10.13           3,572,238
    01/01/2010 to 12/31/2010                              $10.13           $11.28           4,182,015
    01/01/2011 to 12/31/2011                              $11.28           $10.91           3,313,597
    01/01/2012 to 12/31/2012                              $10.91           $12.58           4,588,707
    01/01/2013 to 12/31/2013                              $12.58           $16.05           5,133,443
----------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    01/01/2004 to 12/31/2004                               $9.08            $9.44           2,378,881
    01/01/2005 to 12/31/2005                               $9.44           $10.81           3,925,742
    01/01/2006 to 12/31/2006                              $10.81           $11.23           4,132,529
    01/01/2007 to 12/31/2007                              $11.23           $11.96           5,137,246
    01/01/2008 to 12/31/2008                              $11.96            $6.99           4,437,756
    01/01/2009 to 12/31/2009                               $6.99           $10.54          10,159,519
    01/01/2010 to 12/31/2010                              $10.54           $12.01          12,250,636
    01/01/2011 to 12/31/2011                              $12.01           $11.61           9,294,364
    01/01/2012 to 12/31/2012                              $11.61           $13.43          10,725,477
    01/01/2013 to 12/31/2013                              $13.43           $19.02          11,809,685
----------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    01/01/2004 to 12/31/2004                              $12.59           $13.45           4,717,822
    01/01/2005 to 12/31/2005                              $13.45           $12.64           6,261,824
    01/01/2006 to 12/31/2006                              $12.64           $13.21           6,093,700
    01/01/2007 to 12/31/2007                              $13.21           $14.24           6,452,566
    01/01/2008 to 12/31/2008                              $14.24           $13.67           4,228,137
    01/01/2009 to 12/31/2009                              $13.67           $15.07           6,337,072
    01/01/2010 to 12/31/2010                              $15.07           $15.67           7,114,847
    01/01/2011 to 12/31/2011                              $15.67           $16.05           6,639,260
    01/01/2012 to 12/31/2012                              $16.05           $16.61           5,533,305
    01/01/2013 to 12/31/2013                              $16.61           $15.72           4,600,108
----------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                             $10.00            $9.98             213,630
    01/01/2008 to 12/31/2008                               $9.98            $9.30           4,064,760
    01/01/2009 to 12/31/2009                               $9.30           $10.21          12,750,275
    01/01/2010 to 12/31/2010                              $10.21           $10.83          17,651,916
    01/01/2011 to 12/31/2011                              $10.83           $11.29          18,170,336
    01/01/2012 to 12/31/2012                              $11.29           $11.98          18,416,796
    01/01/2013 to 12/31/2013                              $11.98           $11.60          17,928,589

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    01/01/2004 to 12/31/2004                                         $11.65           $13.66            414,631
    01/01/2005 to 12/31/2005                                         $13.66           $15.59            689,816
    01/01/2006 to 12/31/2006                                         $15.59           $18.88          1,081,552
    01/01/2007 to 12/31/2007                                         $18.88           $21.35          1,401,663
    01/01/2008 to 12/31/2008                                         $21.35           $12.29            984,931
    01/01/2009 to 12/31/2009                                         $12.29           $14.01            668,798
    01/01/2010 to 07/16/2010                                         $14.01           $13.31                  0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    01/01/2004 to 12/31/2004                                         $10.71           $11.29            570,123
    01/01/2005 to 12/31/2005                                         $11.29           $11.53            281,775
    01/01/2006 to 12/31/2006                                         $11.53           $12.03            241,307
    01/01/2007 to 12/31/2007                                         $12.03           $13.24            249,298
    01/01/2008 to 12/31/2008                                         $13.24            $9.48            271,517
    01/01/2009 to 12/31/2009                                          $9.48           $13.42            749,780
    01/01/2010 to 07/16/2010                                         $13.42           $12.54                  0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $13.33           $16.11            637,587
    01/01/2011 to 12/31/2011                                         $16.11           $13.82            523,908
    01/01/2012 to 12/31/2012                                         $13.82           $15.45            401,945
    01/01/2013 to 12/31/2013                                         $15.45           $18.23            283,907
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $12.54           $15.82            385,986
    01/01/2011 to 12/31/2011                                         $15.82           $14.72            411,256
    01/01/2012 to 12/31/2012                                         $14.72           $17.48            413,544
    01/01/2013 to 12/31/2013                                         $17.48           $24.11            306,342



 *  Denotes the start date of these sub-accounts

                                  OPTIMUM PLUS
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   PROSPECTUS

  ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND COMBO 5%/HAV 80 BPS OR GRO
                PLUS 2008 60 BPS AND COMBO 5%/HAV 80 BPS (3.05%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02           $12.13            20,597
    01/01/2010 to 12/31/2010                              $12.13           $13.17            65,536
    01/01/2011 to 12/31/2011                              $13.17           $12.43            29,622
    01/01/2012 to 12/31/2012                              $12.43           $13.57            36,253
    01/01/2013 to 12/31/2013                              $13.57           $14.46            11,985
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.08           $12.38            11,520
    01/01/2010 to 12/31/2010                              $12.38           $13.66            10,502
    01/01/2011 to 12/31/2011                              $13.66           $13.72             7,324
    01/01/2012 to 05/04/2012                              $13.72           $14.83                 0

                                                                                Number of
                                            Accumulation     Accumulation      Accumulation
                                            Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                             Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                   $10.02           $11.96           104,004
    01/01/2010 to 12/31/2010                   $11.96           $13.02           131,786
    01/01/2011 to 12/31/2011                   $13.02           $12.47            52,667
    01/01/2012 to 12/31/2012                   $12.47           $13.60            56,424
    01/01/2013 to 12/31/2013                   $13.60           $15.51            26,419
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2015
    05/01/2009 to 12/31/2009                    $9.96            $9.92                 0
    01/01/2010 to 12/31/2010                    $9.92           $10.52                 0
    01/01/2011 to 12/31/2011                   $10.52           $10.85                 0
    01/01/2012 to 12/31/2012                   $10.85           $10.84                 0
    01/01/2013 to 12/31/2013                   $10.84           $10.48                 0
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                    $9.94            $9.54            10,856
    01/01/2010 to 12/31/2010                    $9.54           $10.23            53,548
    01/01/2011 to 12/31/2011                   $10.23           $10.88            99,457
    01/01/2012 to 12/31/2012                   $10.88           $10.98            49,369
    01/01/2013 to 12/31/2013                   $10.98           $10.58            31,441
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010                  $10.00           $10.63            78,013
    01/01/2011 to 12/31/2011                   $10.63           $11.48           166,186
    01/01/2012 to 12/31/2012                   $11.48           $11.70           128,946
    01/01/2013 to 12/31/2013                   $11.70           $11.11            97,521
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                    $9.92            $9.61                 0
    01/01/2010 to 12/31/2010                    $9.61           $10.36                 0
    01/01/2011 to 12/31/2011                   $10.36           $11.41           300,079
    01/01/2012 to 12/31/2012                   $11.41           $11.69           203,929
    01/01/2013 to 12/31/2013                   $11.69           $10.98           124,021
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                    $9.91            $9.51                 0
    01/01/2010 to 12/31/2010                    $9.51           $10.27                 0
    01/01/2011 to 12/31/2011                   $10.27           $11.55                 0
    01/01/2012 to 12/31/2012                   $11.55           $11.85            57,097
    01/01/2013 to 12/31/2013                   $11.85           $10.93            75,887
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                    $9.88            $9.19                 0
    01/01/2010 to 12/31/2010                    $9.19            $9.96            67,081
    01/01/2011 to 12/31/2011                    $9.96           $11.46             5,989
    01/01/2012 to 12/31/2012                   $11.46           $11.82             3,224
    01/01/2013 to 12/31/2013                   $11.82           $10.71           100,166
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                  $10.00           $10.87            55,827
    01/01/2011 to 12/31/2011                   $10.87           $12.68           479,189
    01/01/2012 to 12/31/2012                   $12.68           $13.12           250,845
    01/01/2013 to 12/31/2013                   $13.12           $11.83            78,873
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                  $10.00           $11.87           148,179
    01/01/2012 to 12/31/2012                   $11.87           $12.18           231,919
    01/01/2013 to 12/31/2013                   $12.18           $10.66            25,469
-----------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012                  $10.00           $10.27            77,251
    01/01/2013 to 12/31/2013                   $10.27            $8.94           685,322

                                                                                      Number of
                                                  Accumulation     Accumulation      Accumulation
                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                   Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013                        $10.00            $8.64           347,529
-----------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.04           $12.23            88,371
    01/01/2010 to 12/31/2010                         $12.23           $13.44           112,968
    01/01/2011 to 12/31/2011                         $13.44           $12.71            48,818
    01/01/2012 to 12/31/2012                         $12.71           $14.02            64,061
    01/01/2013 to 12/31/2013                         $14.02           $16.67            34,911
-----------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                          $9.61           $14.41             3,009
    01/01/2010 to 12/31/2010                         $14.41           $17.98             2,762
    01/01/2011 to 12/31/2011                         $17.98           $18.59             1,055
    01/01/2012 to 12/31/2012                         $18.59           $20.78             1,973
    01/01/2013 to 12/31/2013                         $20.78           $20.78               973
-----------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                          $9.98           $12.90             3,606
    01/01/2010 to 12/31/2010                         $12.90           $16.57             4,862
    01/01/2011 to 12/31/2011                         $16.57           $13.96             5,255
    01/01/2012 to 12/31/2012                         $13.96           $16.25             5,823
    01/01/2013 to 12/31/2013                         $16.25           $22.19             4,781
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.12           $12.12             5,259
    01/01/2010 to 12/31/2010                         $12.12           $13.27             4,461
    01/01/2011 to 12/31/2011                         $13.27           $12.15             2,054
    01/01/2012 to 12/31/2012                         $12.15           $14.10             2,577
    01/01/2013 to 12/31/2013                         $14.10           $18.25             2,072
-----------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.06           $13.39            10,087
    01/01/2010 to 12/31/2010                         $13.39           $15.56            11,918
    01/01/2011 to 12/31/2011                         $15.56           $14.64             5,719
    01/01/2012 to 12/31/2012                         $14.64           $16.97             5,361
    01/01/2013 to 12/31/2013                         $16.97           $21.75             3,788
-----------------------------------------------------------------------------------------------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST BLACKROCK VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.10           $12.67             3,083
    01/01/2010 to 12/31/2010                         $12.67           $13.81             2,749
    01/01/2011 to 12/31/2011                         $13.81           $13.33             1,157
    01/01/2012 to 12/31/2012                         $13.33           $14.65               912
    01/01/2013 to 12/31/2013                         $14.65           $19.12               533
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.14           $13.18             2,490
    01/01/2010 to 12/31/2010                         $13.18           $14.63            11,291
    01/01/2011 to 12/31/2011                         $14.63           $12.35             3,255
    01/01/2012 to 12/31/2012                         $12.35           $14.42             4,810
    01/01/2013 to 12/31/2013                         $14.42           $16.64             2,931
-----------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.12           $13.01             2,413
    01/01/2010 to 12/31/2010                         $13.01           $14.02             2,501
    01/01/2011 to 12/31/2011                         $14.02           $11.88             1,271
    01/01/2012 to 12/31/2012                         $11.88           $13.44             1,073
    01/01/2013 to 12/31/2013                         $13.44           $15.57               345

                                                                                               Number of
                                                           Accumulation     Accumulation      Accumulation
                                                           Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                            Beginning of Period End of Period    End of Period
--------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
 FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.13           $13.50             6,659
    01/01/2010 to 12/31/2010                                  $13.50           $14.02            15,984
    01/01/2011 to 12/31/2011                                  $14.02           $12.35             3,646
    01/01/2012 to 12/31/2012                                  $12.35           $14.60             4,897
    01/01/2013 to 12/31/2013                                  $14.60           $16.33             2,837
--------------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.06           $12.65               573
    01/01/2010 to 12/31/2010                                  $12.65           $13.88            14,237
    01/01/2011 to 12/31/2011                                  $13.88           $12.89             2,571
    01/01/2012 to 12/31/2012                                  $12.89           $14.61             3,452
    01/01/2013 to 12/31/2013                                  $14.61           $19.81             2,533
--------------------------------------------------------------------------------------------------------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
 FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.01           $12.63            10,541
    01/01/2010 to 12/31/2010                                  $12.63           $14.66            10,205
    01/01/2011 to 12/31/2011                                  $14.66           $14.09             6,178
    01/01/2012 to 12/31/2012                                  $14.09           $15.33             5,047
    01/01/2013 to 12/31/2013                                  $15.33           $20.31             4,771
--------------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.03           $12.00             1,494
    01/01/2010 to 12/31/2010                                  $12.00           $13.20             5,460
    01/01/2011 to 12/31/2011                                  $13.20           $14.10             3,371
    01/01/2012 to 12/31/2012                                  $14.10           $14.48             3,340
    01/01/2013 to 12/31/2013                                  $14.48           $13.76               550
--------------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.03           $12.07            12,013
    01/01/2010 to 12/31/2010                                  $12.07           $13.20            19,094
    01/01/2011 to 12/31/2011                                  $13.20           $12.72             5,650
    01/01/2012 to 12/31/2012                                  $12.72           $14.44            12,520
    01/01/2013 to 12/31/2013                                  $14.44           $19.14             7,446
--------------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                   $9.99           $13.14            12,399
    01/01/2010 to 12/31/2010                                  $13.14           $15.75             8,558
    01/01/2011 to 12/31/2011                                  $15.75           $14.74             4,926
    01/01/2012 to 12/31/2012                                  $14.74           $16.92             5,226
    01/01/2013 to 12/31/2013                                  $16.92           $21.73             2,453
--------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.00            $9.80            61,155
    01/01/2010 to 12/31/2010                                   $9.80            $9.50            66,807
    01/01/2011 to 12/31/2011                                   $9.50            $9.22            22,753
    01/01/2012 to 12/31/2012                                   $9.22            $8.94            21,654
    01/01/2013 to 12/31/2013                                   $8.94            $8.66            38,219
--------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                  $10.13           $13.62             1,324
    01/01/2010 to 12/31/2010                                  $13.62           $16.31             2,199
    01/01/2011 to 12/31/2011                                  $16.31           $15.42               751
    01/01/2012 to 12/31/2012                                  $15.42           $17.51             4,345
    01/01/2013 to 12/31/2013                                  $17.51           $24.10             3,593

                                                                                        Number of
                                                    Accumulation     Accumulation      Accumulation
                                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                     Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $12.28             2,880
    01/01/2010 to 12/31/2010                           $12.28           $15.32            12,697
    01/01/2011 to 12/31/2011                           $15.32           $15.10             3,661
    01/01/2012 to 12/31/2012                           $15.10           $16.46            10,250
    01/01/2013 to 12/31/2013                           $16.46           $21.16             6,640
-------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.93           $11.99             1,364
    01/01/2010 to 12/31/2010                           $11.99           $13.98            13,027
    01/01/2011 to 04/29/2011                           $13.98           $15.60                 0
-------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.99           $10.41            10,719
    01/01/2010 to 12/31/2010                           $10.41           $10.49             8,917
    01/01/2011 to 12/31/2011                           $10.49           $10.40             3,150
    01/01/2012 to 12/31/2012                           $10.40           $10.55             3,391
    01/01/2013 to 12/31/2013                           $10.55           $10.01               590
-------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $10.98           109,219
    01/01/2010 to 12/31/2010                           $10.98           $11.46           174,087
    01/01/2011 to 12/31/2011                           $11.46           $11.47            92,726
    01/01/2012 to 12/31/2012                           $11.47           $12.15            96,820
    01/01/2013 to 12/31/2013                           $12.15           $11.57            35,919
-------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.02           $11.53           117,847
    01/01/2010 to 12/31/2010                           $11.53           $12.36           141,279
    01/01/2011 to 12/31/2011                           $12.36           $12.10            76,596
    01/01/2012 to 12/31/2012                           $12.10           $12.95            76,027
    01/01/2013 to 12/31/2013                           $12.95           $13.71            18,950
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.01           $13.05             1,009
    01/01/2010 to 12/31/2010                           $13.05           $17.25             4,684
    01/01/2011 to 12/31/2011                           $17.25           $16.57             1,545
    01/01/2012 to 12/31/2012                           $16.57           $18.01             4,955
    01/01/2013 to 12/31/2013                           $18.01           $23.61             3,505
-------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.98           $12.85               758
    01/01/2010 to 12/31/2010                           $12.85           $15.70             9,508
    01/01/2011 to 12/31/2011                           $15.70           $14.31             2,394
    01/01/2012 to 12/31/2012                           $14.31           $16.40             3,290
    01/01/2013 to 12/31/2013                           $16.40           $21.84             2,171
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                           $10.10           $12.82               240
    01/01/2010 to 12/31/2010                           $12.82           $14.07               187
    01/01/2011 to 12/31/2011                           $14.07           $13.42             1,337
    01/01/2012 to 12/31/2012                           $13.42           $15.25               120
    01/01/2013 to 12/31/2013                           $15.25           $19.18               429
-------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                            $9.99           $13.07             5,649
    01/01/2010 to 12/31/2010                           $13.07           $14.68            16,473
    01/01/2011 to 12/31/2011                           $14.68           $13.99             4,943
    01/01/2012 to 12/31/2012                           $13.99           $15.95             7,580
    01/01/2013 to 12/31/2013                           $15.95           $22.27             3,641

                                                                                                      Number of
                                                                  Accumulation     Accumulation      Accumulation
                                                                  Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                   Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------------------------------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
 FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                         $10.02           $11.03             7,216
    01/01/2010 to 12/31/2010                                         $11.03           $11.31            13,161
    01/01/2011 to 12/31/2011                                         $11.31           $11.42             8,552
    01/01/2012 to 12/31/2012                                         $11.42           $11.65             8,562
    01/01/2013 to 12/31/2013                                         $11.65           $10.87               953
---------------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                          $9.99           $10.68               608
    01/01/2010 to 12/31/2010                                         $10.68           $11.17             8,009
    01/01/2011 to 12/31/2011                                         $11.17           $11.48             2,004
    01/01/2012 to 12/31/2012                                         $11.48           $12.00             4,104
    01/01/2013 to 12/31/2013                                         $12.00           $11.46             1,345
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
    05/01/2009 to 12/31/2009                                         $10.05           $12.65                96
    01/01/2010 to 07/16/2010                                         $12.65           $11.93                 0
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
    05/01/2009 to 12/31/2009                                          $9.89           $12.76               471
    01/01/2010 to 07/16/2010                                         $12.76           $11.82                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $11.94           $14.34                 0
    01/01/2011 to 12/31/2011                                         $14.34           $12.13                 0
    01/01/2012 to 12/31/2012                                         $12.13           $13.37                 0
    01/01/2013 to 12/31/2013                                         $13.37           $15.54                 0
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE
 CLASS 1
    07/16/2010* to 12/31/2010                                        $11.82           $14.81                 0
    01/01/2011 to 12/31/2011                                         $14.81           $13.59                 0
    01/01/2012 to 12/31/2012                                         $13.59           $15.91                 0
    01/01/2013 to 12/31/2013                                         $15.91           $21.63                 0



 *  Denotes the start date of these sub-accounts

              APPENDIX B - CALCULATION OF OPTIONAL DEATH BENEFITS

 EXAMPLES OF ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT CALCULATION The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options. The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

 Growth    =      Account Value of variable        minus      purchase payments -
                investment options plus Interim             proportional withdrawals
                  Value of Fixed Allocations
                       (no MVA applies)

 Example with market increase
 Assume that the Owner has made no withdrawals and that the Account Value has been increasing due to positive market performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the "Growth" under the Annuity.

                    Growth                           =                       $75,000 - [$50,000 - $0]
                                                     =                       $25,000

                    Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                                     =                       $25,000 * 0.40
                                                     =                       $10,000

                    Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                                     =                       $85,000

 Examples with market decline
 Assume that the Owner has made no withdrawals and that the Account Value has been decreasing due to declines in market performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the "Growth" under the Annuity.

                    Growth                           =                       $45,000 - [$50,000 - $0]
                                                     =                       $-5,000

                    Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                                     NO BENEFIT IS PAYABLE

                    Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                                     =                       $50,000

 IN THIS EXAMPLE YOU WOULD RECEIVE NO ADDITIONAL BENEFIT FROM PURCHASING THE ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT.

 Example with market increase and withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 5 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $90,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $90,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the "Growth" under the Annuity.

       Growth                   =              $90,000 - [$50,000 - ($50,000 * $15,000/$75,000)]
                                =              $90,000 - [$50,000 - $10,000]
                                =              $90,000 - $40,000
                                =              $50,000

       Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
                                =              $50,000 * 0.40
                                =              $20,000

       Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
                                =              $110,000

 EXAMPLES OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the Highest Anniversary Value Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

                =    $90,000 - [$90,000 * $15,000/$75,000]
                =    $90,000 - $18,000
                =    $72,000

     Basic      =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
     Death
     Benefit
                =    max [$80,000, $40,000]
                =    $80,000

     The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Anniversary Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Anniversary Value plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Anniversary Value    =    $80,000 + $15,000 - [($ 80,000 + $15,000) * $5,000/$70,000]
                              =    $80,000 + $15,000 - $6,786
                              =    $88,214

 Basic Death Benefit          =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $88,214.

 EXAMPLES OF COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2nd anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-Up Value                =    {(67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} * 1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the contract anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

 Roll-Up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000}]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

       APPENDIX C - ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAMS

 PROGRAM RULES
   . You can elect an asset allocation program provided by LPL Financial Corporation ("LPL"), the firm selling the Annuity. Under the program, the Sub-accounts for each asset class in each model portfolio are designated based on LPL's evaluation of available Sub-accounts. If you elect the Highest Daily Lifetime Five Benefit ("HD5"), the Lifetime Five Benefit ("LT5"), Spousal Lifetime Five Benefit ("SLT5"), the Highest Daily Lifetime Seven Benefit (including the "Plus" version) ("HD7"), the Spousal Highest Daily Lifetime Seven Benefit (including the "Plus" version) ("SHD7"), the Highest Daily Lifetime 6 Plus Benefits, Highest Daily GRO, GRO Plus II, Highest Daily GRO II or the Highest Daily Value Death Benefit ("HDV"), you must enroll in one of the eligible model portfolios. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

   . Prudential Annuities does not design the program or the models, and it is not responsible for the program or the models. Prudential Annuities does not provide investment advice and is responsible only for administering the model you select.

   . PLEASE SEE YOUR PROGRAM MATERIALS FOR A DETAILED DESCRIPTION OF LPL'S ASSET ALLOCATION PROGRAM INCLUDING THE AVAILABLE MODEL PORTFOLIOS. YOU CAN OBTAIN THESE MATERIALS FROM YOUR LPL FINANCIAL PROFESSIONAL.

 HOW THE ASSET ALLOCATION PROGRAM WORKS
   . Amounts will automatically be allocated in accordance with the percentages and to Sub-accounts indicated for the model portfolio that you choose with your LPL Financial Professional. If you allocate your Account Value or transfer your Account Value among any Sub-accounts that are outside of your model portfolio, we will allocate these amounts according to the allocation percentages of the applicable model portfolio upon the next rebalancing. You may only choose one model portfolio at a time. When you enroll in the asset allocation program and upon each rebalance thereafter, 100% of your Account Value allocated to the variable Sub-accounts will be allocated to the asset allocation program. Any Account Value not invested in the Sub-accounts will not be part of the program.

   . ADDITIONAL PURCHASE PAYMENTS: Unless otherwise requested, any additional Purchase Payments applied to the variable Sub-accounts in the Annuity will be allocated to the Sub-accounts according to the allocation percentages for the model portfolio you choose. Allocation of additional Purchase Payments outside of your model portfolio but into a Sub-account, will be reallocated according to the allocation percentages of the applicable model portfolio upon the next rebalancing.

   . REBALANCING YOUR MODEL PORTFOLIO: Changes in the value of the Sub-account will cause your Account Value allocated to the Sub-accounts to vary from the percentage allocations of the model portfolio you select. By selecting the asset allocation program, you have directed us to periodically (e.g., quarterly) rebalance your Account Value allocated to the Sub-accounts in accordance with the percentage allocations assigned to each Sub-account within your model portfolio at the time you elected the program or as later modified with your consent. Some asset allocation programs will only require that a rebalancing occur when the percent of your Account Value allocated to the Sub-accounts are outside of the acceptable range permitted under such asset allocation program. Note - Any Account Value not invested in the Sub-accounts will not be affected by any rebalance.

   . OWNER CHANGES IN CHOICE OF MODEL PORTFOLIO: Generally, you may change from the model portfolio that you have elected to any other currently available model portfolio at any time. The change will be implemented on the date we receive all required information in the manner that is then permitted or required. Restrictions and limitations may apply, see LPL program materials for details.

 TERMINATION OR MODIFICATION OF THE ASSET ALLOCATION PROGRAM:
   . You may request to terminate your asset allocation program at any time unless you have elected an optional benefit that requires that you maintain your Account Value in the asset allocation program. Any termination will be effective on the date that Prudential Annuities receives your termination request in good order. If you move your account from LPL to another firm, and you have elected one of the optional benefits mentioned above, then termination of your asset allocation program with LPL must coincide with enrollment in a then currently available and approved asset allocation program or other approved option. LPL reserves the right to terminate or modify the asset allocation program at any time. Prudential Annuities reserves the right to change the way in which we administer the program and to terminate our administration of the program.

 RESTRICTIONS ON ELECTING THE ASSET ALLOCATION:
   . You cannot participate in auto-rebalancing or a DCA program while enrolled in an asset allocation program. Upon election of an asset allocation program, Prudential Annuities will automatically terminate your enrollment in any auto-rebalancing or DCA program. Finally, Systematic Withdrawals can only be made as flat dollar amounts.

     APPENDIX D - FORMULA UNDER HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT

 We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the formula that applies to your Annuity. However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the Annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

       L = I * Q * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r ((greater than)) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r ((less than)) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F ((greater than)) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\] / (1-C\\t\\))}    T(greater than)0, Money moving from the Permitted
                                                          Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\] / (1-C\\t\\))}    T(less than)0, Money moving from the Benefit Fixed Rate
                                                          Account to the Permitted Sub-accounts]

 EXAMPLE:
 MALE AGE 65 CONTRIBUTES $100,000 INTO THE PERMITTED SUB ACCOUNTS AND THE VALUE DROPS TO $92,300 DURING YEAR ONE, END OF DAY ONE. A TABLE OF VALUES FOR "A" APPEARS BELOW.

 TARGET VALUE CALCULATION:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 TARGET RATIO:

                     r    =    (L - F) / V
                          =    (76,710.28 - 0) / 92,300.00
                          =    83.11%

 SINCE R ((GREATER THAN)) CU (BECAUSE 83.11% (GREATER THAN) 83%) A TRANSFER INTO THE BENEFIT FIXED RATE ACCOUNT OCCURS.

 T    =    { Min ( V, [ L - F - V * C\\t\\] / ( 1 - C\\t\\))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

                  FORMULA FOR CONTRACTS WITH 90% CAP FEATURE
                           TARGET VALUE CALCULATION:

 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

       L = I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 TRANSFER CALCULATION:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate
 Account:

       If (F / (V + F) (greater than) .90) then T = F - (V + F) * .90

 If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the permitted Sub-accounts, no additional transfer calculations are performed on the effective date, and future transfers to the Benefit Fixed Rate Account will not occur at least until there is first a transfer out of the Benefit Fixed Rate Account.

 On each Valuation Day thereafter (including the effective date of this feature provided F / (V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min (F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),     Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts

                 AGE 65 "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

   APPENDIX E - ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE
                                  DEPARTMENT

                   Optimum Four NY        Optimum NY         Optimum Plus NY
 Minimum         $10,000              $1,000               $10,000
  Investment
 ------------------------------------------------------------------------------
 Maximum Issue   Annuitant 85         Annuitant 85         Annuitant 85
  Age            Oldest Owner 85      Oldest Owner 80      Oldest Owner 75
 ------------------------------------------------------------------------------
 Contingent      4 Years              7 Years              10 Years
  Deferred       (7%, 6%, 5%, 4%)     (7%, 6%, 5%, 4%,     (9%, 9%, 8%, 7%,
  Sales Charge   (Applied to          3%, 2%, 1%)          6%, 5%, 4%, 3%, 2%,
  Schedule       Purchase Payments    (Applied to          1%) (Applied to
                 based on the         Purchase Payments    Purchase Payments
                 inception date of    based on the         based on the
                 the Annuity)         inception date of    inception date of
                                      the Annuity)         the Annuity)
 ------------------------------------------------------------------------------
 Insurance       1.65%                0.65%                0.65%
  Charge
 ------------------------------------------------------------------------------
 Distribution    N/A                  0.60% annuity years  1.00% annuity years
  Charge                              1-7                  1-10
                                      0.0% annuity years   0.00% annuity years
                                      8+                   11+
 ------------------------------------------------------------------------------
 Annual          Lesser of $30 or 2%  Lesser of $30 or 2%  Lesser of $30 or 2%
  Maintenance    of Account Value.    of Account Value.    of Account Value
  Fee            Waived for Account   Waived for Account
                 Values exceeding     Values exceeding
                 $100,000             $100,000
 ------------------------------------------------------------------------------
 Transfer Fee    $10 after twenty in  $10 after twenty in  $10 after twenty in
                 any annuity year.    any annuity year.    any annuity year
                                      May be increased to
                                      $15 after eight in
                                      any annuity year
 ------------------------------------------------------------------------------
 Contract Credit Yes. Effective for   Yes. Effective for   Yes The amount of
                 Annuities issued on  Annuities issued on  the credit applied
                 or after June 20,    or after July 24,    to a Purchase
                 2005. Generally we   2006. Generally we   Payment is based on
                 apply a Loyalty      apply a Loyalty      the year the
                 Credit to your       Credit to your       Purchase Payment is
                 Annuity's Account    Annuity's Account    received, for the
                 Value at the end of  Value at the end of  first 6 years of
                 your fifth Annuity   your fifth Annuity   the Annuity.
                 year (i.e. on your   year (i.e. on your   Currently the
                 fifth Contract       fifth Contract       credit percentages
                 Anniversary).        Anniversary).        for each year
                 Currently the        Currently the        starting with the
                 Loyalty Credit is    Loyalty Credit is    first year are:
                 equal to 2.75% of    equal to 0.50% of    6.50%, 5.00%,
                 total Purchase       total Purchase       4.00%, 3.00%,
                 Payments made        Payments made        2.00%, and 1.00%.
                 during the first     during the first
                 four Annuity years   four Annuity years
                 less the cumulative  less the cumulative
                 amount of            amount of
                 withdrawals made     withdrawals made
                 (including the       (including the
                 deduction of any     deduction of any
                 CDSC amounts)        CDSC amounts)
                 through the fifth    through the fifth
                 Contract Anniversary Contract Anniversary
 ------------------------------------------------------------------------------
 Fixed           Fixed Allocations    Fixed Allocations    No
  Allocation     Available            Available
  (If            (Currently offering  (Currently offering
  available,     durations of: 5, 7,  durations of: 2, 3,
  early          and 10 years). The   5, 7, and 10
  withdrawals    MVA formula for NY   years). The MVA
  are subject    is [(1+I)/ (1+J)]    formula for NY is
  to a Market    N 365. The MVA       [(1+I)/ (1+J)]
  Value          formula does not     N 365. The MVA
  Adjustment)    apply during the 30  formula does not
  ("MVA")        day period           apply during the 30
                 immediately before   day period
                 the end of the       immediately before
                 Guarantee Period.    the end of the
                                      Guarantee Period.
 ------------------------------------------------------------------------------
 Variable        All options          All options          All options
  Investment     generally available  generally available  generally available
  Options        except where         except where         except where
                 restrictions apply   restrictions apply   restrictions apply
                 when certain riders  when certain riders  when certain riders
                 are purchased.       are purchased.       are purchased.
 ------------------------------------------------------------------------------
 Basic Death     The greater of:      The greater of:      The greater of:
  Benefit        Purchase Payments    Purchase Payments    Purchase Payments
                 less proportional    less proportional    less proportional
                 withdrawals or       withdrawals or       withdrawals or
                 Account Value        Account Value        Account Value
                 (variable) plus      (variable) plus      (variable) (No MVA
                 Interim Value        Interim Value        applied)
                 (fixed). (No MVA     (fixed). (No MVA
                 applied)             applied)
 ------------------------------------------------------------------------------

                                            Optimum Four NY                                     Optimum NY
---------------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits (for an                 HAV                                          HAV
 additional cost)/(1)/
---------------------------------------------------------------------------------------------------------------------------------
Optional Living Benefits (for an                GRO/GRO Plus, GRO Plus 2008,                 GRO/GRO Plus, GRO Plus 2008,
 additional cost)/(2,3)/                        Highest Daily GRO, GMWB,                     Highest Daily GRO, GMWB,
                                                GMIB, Lifetime Five, Spousal                 GMIB, Lifetime Five, Spousal
                                                Lifetime Five, Highest Daily                 Lifetime Five, Highest Daily
                                                Lifetime Five, Highest Daily                 Lifetime Five, Highest Daily
                                                Lifetime Seven, Spousal Highest              Lifetime Seven, Spousal Highest
                                                Daily Lifetime Seven and "Plus"              Daily Lifetime Seven and "Plus"
                                                versions, GRO Plus II, Highest               versions, GRO Plus II, Highest
                                                Daily GRO II, Highest Daily                  Daily GRO II, Highest Daily
                                                Lifetime 6 Plus, Spousal Highest             Lifetime 6 Plus, Spousal Highest
                                                Daily Lifetime 6 Plus                        Daily Lifetime 6 Plus
---------------------------------------------------------------------------------------------------------------------------------
Annuity Rewards/(4)/                            Available after initial CDSC period          Available after initial CDSC period
---------------------------------------------------------------------------------------------------------------------------------
Annuitization Options                           Fixed option only Annuity date               Fixed option only Annuity date
                                                cannot exceed the first day of the           cannot exceed the first day of the
                                                calendar month following                     calendar month following
                                                Annuitant's 90/th/ birthday The              Annuitant's 90/th/ birthday The
                                                maximum Annuity Date is based                maximum Annuity Date is based
                                                on the first Owner or Annuitant to           on the first Owner or Annuitant to
                                                reach the maximum age, as                    reach the maximum age, as
                                                indicated in your Annuity.                   indicated in your Annuity.
---------------------------------------------------------------------------------------------------------------------------------

                                            Optimum Plus NY
-----------------------------------------------------------------------------------
Optional Death Benefits (for an                 HAV
 additional cost)/(1)/
-----------------------------------------------------------------------------------
Optional Living Benefits (for an                GRO/GRO Plus, GRO Plus 2008,
 additional cost)/(2,3)/                        Highest Daily GRO, GMWB,
                                                GMIB, Lifetime Five, Spousal
                                                Lifetime Five, Highest Daily
                                                Lifetime Five Highest Daily
                                                Lifetime Seven, Spousal Highest
                                                Daily Lifetime Seven and "Plus"
                                                versions, GRO Plus II, Highest
                                                Daily GRO II, Highest Daily
                                                Lifetime 6 Plus, Spousal Highest
                                                Daily Lifetime 6 Plus
-----------------------------------------------------------------------------------
Annuity Rewards/(4)/                            Available after initial CDSC period
-----------------------------------------------------------------------------------
Annuitization Options                           Fixed option only Annuity date
                                                cannot exceed the first day of the
                                                calendar month following
                                                Annuitant's 90/th/ birthday The
                                                maximum Annuity Date is based
                                                on the first Owner or Annuitant to
                                                reach the maximum age, as
                                                indicated in your Annuity.
-----------------------------------------------------------------------------------

 (1)For more information on these benefits, refer to the "Death Benefit"
    section in the Prospectus.
 (2)For more information on these benefits, refer to the "Living Benefit Programs" section in the Prospectus. Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (LIA), Highest Daily Lifetime 7 Plus with BIO, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, and Highest Daily Lifetime 6 Plus with LIA are not currently available in New York.
 (3)The Annuity rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity's Account Value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity Rewards benefit are met.

                   APPENDIX F - FORMULA UNDER GRO PLUS 2008
 (The following formula also applies to elections of HD GRO, if HD GRO was elected prior to July 16, 2010)

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
   .   AV is the current Account Value of the Annuity
   .   V is the current Account Value of the elected Sub-accounts of the Annuity
   .   B is the total current value of the AST bond portfolio Sub-account
   .   C\\l\\ is the lower target value. Currently, it is 79%.
   .   C\\t\\ is the middle target value. Currently, it is 82%.
   .   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
   .   G\\i\\ is the guarantee amount
   .   N\\i\\ is the number of days until the maturity date
   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

   L    =    MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Next the formula calculates the following formula ratio:

                            r    =    (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

             T    =    {Min(V, [L - B - V*C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

            T    =    {Min(B, - [L - B- V*C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

  FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - GRO PLUS 2008 AND HIGHEST
                                   DAILY GRO
 (The following formula also applies to elections of HD GRO with 90% cap, if HD GRO with 90% cap was elected prior to July 16, 2010)

 The Following are the Terms and Definitions Referenced in the Transfer Calculation Formula:
   .   AV is the current Account Value of the Annuity

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   B is the total current value of the AST bond portfolio Sub-account

   .   C\\l\\ is the lower target value. Currently, it is 79%.

   .   C\\t\\ is the middle target value. Currently, it is 82%.

   .   C\\u\\ is the upper target value. Currently, it is 85%.

   . T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,

   .   G\\i\\ is the guarantee amount

   .   N\\i\\ is the number of days until the maturity date

   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 TRANSFER CALCULATION
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                         If (B / (V + B) (greater than) .90), then
                         T         =         B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

    L    =    MAX(L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/

 Next the formula calculates the following formula ratio:

                             r    =    (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C\\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

           T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

  APPENDIX G - FORMULA UNDER HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT AND
              SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   . V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min ((V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the
                                                                                             Permitted Sub-accounts and Fixed
                                                                                             Rate Options to the AST Investment
                                                                                             Grade Bond Sub-account

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\] / (1 - C\\t\\))}                   Money is transferred from the AST
                                                                                             Investment Grade Bond Sub-account to
                                                                                             the Permitted Sub-accounts

 {Min ((V\\V\\ + V\\F\\), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}   Money is transferred from the
                                                                                   Permitted Sub-accounts and Fixed
                                                                                   Rate Options to the AST Investment
                                                                                   Grade Bond Sub-account

 {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\] / (1 - C\\t\\))}                  Money is transferred from the AST
                                                                                   Investment Grade Bond Sub-account to
                                                                                   the Permitted Sub-accounts

 2. FORMULA FOR CONTRACTS ISSUED PRIOR TO 7/21/08
 (WITHOUT ELECTION OF 90% CAP FEATURE)

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current business day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted
                                                               Sub-accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the Permitted
                                                               Sub- accounts

 3. FORMULA FOR ANNUITIES WITH 90% CAP FEATURE IF BENEFIT WAS ELECTED PRIOR TO JULY 21, 2008
 SEE ABOVE FOR THE TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V + B) (less than)= .90), the following asset transfer calculation is performed:

                      Target Ratio r    =    (L - B) / V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + B)) - B),      Money is transferred from the
            [L - B - V * C\\t\\] / (1 - C\\t\\))    elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, - [L - B - V * C\\t\\] / (1 -   Money is transferred from the AST
           C\\t\\))}                                Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% CAP RULE: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

 4. FORMULA FOR ANNUITIES WITH 90% CAP FEATURE IF BENEFIT WAS ELECTED ON OR AFTER JULY 21, 2008
 SEE ABOVE FOR THE TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                  If (B / (V\\V\\ + V\\F\\ + B) (greater than) .90) then
                  T         =         B - [(V\\V\\ + V\\F\\ + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V\\V\\ + V\\F\\ + B) (less than)= .90), the following asset transfer calculation is performed:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\)

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account, provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\    Money is transferred from the
           + B)) - B),                              elected Sub-accounts to AST
            [L - B - (V\\V\\ + V\\F\\) * C\\t\\]    Investment Grade Bond Portfolio
           / (1 - C\\t\\))                          Sub-account.

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\)    Money is transferred from the AST
           * C\\t\\] / (1 - C\\t\\))}               Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% CAP RULE: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

   APPENDIX H - FORMULA FOR HIGHEST DAILY LIFETIME 7 PLUS INCOME BENEFIT AND
              SPOUSAL HIGHEST DAILY LIFETIME PLUS INCOME BENEFIT

 (including Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA and Spousal Highest Daily Lifetime 7 Plus with BIO)

   TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE AST
                       INVESTMENT GRADE BOND SUB-ACCOUNT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Cu\\s\\ - The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of "a" factors)

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   .   V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily Account Value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

   . T\\M\\ - the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio

 * Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.

                               DAILY CALCULATIONS

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V\\V\\+ V\\F\\) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If on the third consecutive Valuation Day r (greater than) Cu and r (less or =) Cu\\s\\ or if on any day r (greater than) Cu\\s\\, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including Book Value Fixed Allocations used with any applicable Enhanced DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                Money is transferred from the Permitted
           [L - B - (V\\V\\ + V\\F\\) * C\\t\\]/(1 - C\\t\\))               Sub-accounts and Fixed Rate Options to the AST
                                                                            Investment Grade Bond Sub-account

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\)* C\\t\\]/(1 - C\\t\\))}    Money is transferred from the AST Investment
                                                                            Grade Bond Sub-account to the Permitted Sub-
                                                                            accounts

 MONTHLY CALCULATION
 On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:

 If, after the daily Transfer Calculation is performed,

 {Min (B, .05 * (V\\V\\ + V\\F\\ + B))} (less than) (C\\u\\ * (V\\V\\ + V\\F\\)
 - L + B) / (1 - C\\u\\), then

 T\\M\\    =    {Min (B, .05 * (V\\V\\ + V\\F\\ + B))}    Money is transferred from the AST Investment
                                                          Grade Bond Sub-account to the Permitted Sub-
                                                          accounts.

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

      Months
Years   1      2     3     4     5     6     7     8     9    10    11     12
----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
  2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
  3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
  4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
  5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
  6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
  7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
  8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
  9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
 10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
 11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
 12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
 13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
 14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
 15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
 16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
 17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
 18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
 19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
 20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
 21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
 22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
 23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
 24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
 25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
 26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
 27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
 28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
 29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
 30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06**

 *  The values set forth in this table are applied to all ages.
 ** In all subsequent years and months thereafter, the annuity factor is 4.06

APPENDIX I - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below. For Annuities issued in New York, please see Appendix E.

Jurisdiction                                      Special Provisions
---------------------------------------------------------------------------------------------------------
Connecticut    Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Hawaii         Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Iowa           Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Maryland       Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any
               Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
               Medically-Related Surrenders are not available.
---------------------------------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).
---------------------------------------------------------------------------------------------------------
Nevada         Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Fixed
               Allocations are not available.
---------------------------------------------------------------------------------------------------------
New York       Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
North Dakota   Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Texas          Death benefit suspension not applicable upon provision of evidence of good health. See annuity contract for exact details.
---------------------------------------------------------------------------------------------------------
Utah           Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
---------------------------------------------------------------------------------------------------------
Vermont        Fixed Allocations are not available.
---------------------------------------------------------------------------------------------------------
Washington     Fixed Allocations are not available. Combination Roll-Up Value and Highest Periodic Value
               Death Benefit not available. Highest Daily Lifetime 6 Plus with Lifetime Income
               Accelerator is not available.
---------------------------------------------------------------------------------------------------------

     APPENDIX J - FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT

 We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter the formula.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   F is the current Account Value of the Fixed Allocations

 For each guarantee provided under the program,

   .   G\\i\\ is the Principal Value of the guarantee

   . t \\i\\ is the number of whole and partial years until the maturity date of the guarantee.

   . r \\i\\ is the current fixed rate associated with Fixed Allocations of length ti (ti is rounded to the next highest integer to determine this rate).

 The formula determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each guarantee the value (Li) that, if appreciated at the current fixed rate, would equal the Principal Value on the applicable maturity date. We call the greatest of these values the "current liability (L)."

       L    =    MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + r\\i\\)/^ti/

 Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:

 A transfer into the Fixed Allocations will occur if L (greater than) (AV - 0.2
 * V), and V (greater than) 0.

 The transfer amount is calculated by the following formula:

                T    =    MIN (V, (V - (1 / 0.23) * (AV - L)))

 A transfer from the Fixed Allocations to the Sub-accounts will occur if L (less than) (AV - 0.26 * V), and F (greater than) 0.

 The transfer amount is calculated by the following formula:

                T    =    MIN (F, ((1 / 0.23) * (AV - L) - V))

        APPENDIX K - FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT

 We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter this pre-determined mathematical formula.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

   .   V is the current Account Value of the elected Sub-accounts of the Annuity

   .   F is the current Account Value of the Fixed Allocations

   .   G is the Principal Value of the guarantee

   . t is the number of whole and partial years between the current Valuation Day and the maturity date.

   . t\\i\\ is the number of whole and partial years between the next Valuation Day (i.e., the Valuation Day immediately following the current Valuation Day) and the maturity date.

   . r is the fixed rate associated with Fixed Allocations of length t (t\\i\\ is rounded to the next highest whole number to determine this rate) as of the current Valuation Day.

   . r\\i\\ is the fixed rate associated with Fixed Allocations of length t\\i\\ (t\\i\\ is rounded to the next highest whole number to determine this rate) as of the next Valuation Day.

   . M is the total maturity value of all Fixed Allocations, i.e., the total value that the Fixed Allocations will have on the maturity date of the guarantee if no subsequent transactions occur.

 The formula determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining a "cushion", D:

                   D    =    1 - [(G - M) / (1 + r)/t/] / V

 Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:

 A transfer into the Fixed Allocations will occur if D (less than) 0.20, V (greater than) 0, and V (greater than) 0.02 * AV.

 The transfer amount is calculated by the following formula:

 T    =    MIN (V, (V * (0.75 * (1 + r\\i\\)t\\i\\ - G + M) / (0.75 * (1 + r\\i\\)/^ti/ - (1 + r)/t/)))

 A transfer from the Fixed Allocations to the Sub-accounts will occur if D (greater than) 0.30 and F (greater than) 0.

 The transfer amount is calculated by the following formula:

 T    =    MIN (F, (V * (0.75 * (1 + r\\i\\)t\\i\\ - G + M) / ((1 + r)/t/ - 0.75 * (1 + r\\i\\)/^ti/)))

   APPENDIX L - FORMULA FOR HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT AND
             SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS INCOME BENEFIT

 (including Highest Daily Lifetime 6 Plus with LIA)

     TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
                     AST INVESTMENT GRADE BOND SUB-ACCOUNT

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:
   . C\\u\\ - the upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . Cu\\s\\ - The secondary upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

   .   L - the target value as of the current Valuation Day.

   .   r - the target ratio.

   . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of "a" factors).

   .   V\\v\\ - the total value of all Permitted Sub-accounts in the Annuity.

   . V\\F\\ - the total value of all elected Fixed Rate Options in the Annuity.

   .   B - the total value of the AST Investment Grade Bond Portfolio
       Sub-account.

   . P - Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated purchase Credits, and adjusted proportionally for excess withdrawals*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional purchase payments (including the amount of any associated purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional purchase payments (including the amount of any associated purchase Credits) and adjusted for withdrawals, as described herein.

   . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

   . T\\M\\ - the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio.

 * Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.

                               DAILY CALCULATIONS

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V\\V\\ + V\\F\\) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

              Target Ratio r    =    (L - B) / (V\\V\\ + V\\F\\).

       . If on the third consecutive Valuation Day r (greater than) C\\u\\ and r (less or =) Cu\\s\\ or if on any day r (greater than) Cu\\s\\, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts as described above.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V\\V\\ + V\\F\\ + B)) - B),                   Money is transferred from the Permitted
           [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))                Sub-accounts and DCA Fixed Rate Options to the
                                                                               AST Investment Grade Bond Sub-account

 T    =    {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}    Money is transferred from the AST Investment
                                                                               Grade Bond Sub-account to the Permitted
                                                                               Sub-accounts

 MONTHLY CALCULATION
 On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:

 If, after the daily Transfer Calculation is performed,

 {Min (B, .05 * (V\\V\\ + V\\F\\ + B))} (less than) (C\\u\\ * (V\\V\\ + V
 \\F\\) - L + B) / (1 - C \\u\\), then

 T\\M\\    =    {Min (B, .05 * (V\\V\\ + V\\F\\ + B))}    Money is transferred from the AST Investment
                                                          Grade Bond Sub-account to the Permitted
                                                          Sub-accounts.

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

      Months
Years   1      2     3     4     5     6     7     8     9    10    11     12
----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
  1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
  2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
  3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
  4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
  5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
  6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
  7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
  8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
  9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
 10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
 11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
 12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
 13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
 14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
 15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
 16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
 17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
 18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
 19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
 20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
 21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
 22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
 23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
 24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
 25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
 26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
 27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
 28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
 29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
 30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06**

 *  The values set forth in this table are applied to all ages.
 ** In all subsequent years and months thereafter, the annuity factor is 4.06.

                     APPENDIX M - FORMULA FOR GRO PLUS II

 (The following formula also applies to elections of HD GRO II, if HD GRO II was elected prior to July 16, 2010)

 The following are the terms and definitions referenced in the transfer calculation formula:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F\\ is the current Account Value of any fixed-rate Sub-accounts of the Annuity

   .   B is the total current value of the AST bond portfolio Sub-account

   .   C\\l\\ is the lower target value. Currently, it is 79%.

   .   C\\t \\is the middle target value. Currently, it is 82%.

   .   C\\u\\ is the upper target value. Currently, it is 85%.

   . T is the amount of a transfer into or out of the AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
   .   G\\i\\ is the guarantee amount

   .   N\\i \\is the number of days until the maturity date

   . d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the "current liability (L)."

    L    =    MAX(L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/

 Next the formula calculates the following formula ratio:

                     r    =    (L - B) / (V\\V\\ + V\\F\\)

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account ( "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the AST bond portfolio Sub-account if r (greater than) C\\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0, (.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the AST bond portfolio Sub-account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

   T    =    {Min(B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

                  APPENDIX N - FORMULA FOR HIGHEST DAILY GRO

 Formula for elections of HD GRO on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F \\is the current Account Value of the elected Fixed Rate Options of the Annuity

   .   B is the total current value of the Transfer Account

   . C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\u\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

   .   T is the amount of a transfer into or out of the Transfer Account

   . "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee
       Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

      L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Where:

   .   G\\i\\ is the value of the Guarantee Amount or the Projected Future
       Guarantee

   .   N\\i\\ is the number of days until the end of the Guarantee Period

   . d\\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                       r = (L - B) / (V\\V\\ + V\\F\\).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\ and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0,(.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer Account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

     T = {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% CAP FEATURE: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

                 APPENDIX O - FORMULA FOR HIGHEST DAILY GRO II

 Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 The following are the Terms and Definitions referenced in the Transfer Calculation Formula:
   .   AV is the current Account Value of the Annuity

   . V\\V\\ is the current Account Value of the elected Sub-accounts of the Annuity

   . V\\F \\is the current Account Value of the elected Fixed Rate Options of the Annuity

   .   B is the total current value of the Transfer Account

   . C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

   . C\\u\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

   .   T is the amount of a transfer into or out of the Transfer Account

   . "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

      L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/^(Ni/365)/.

 Where:
   .   G\\i\\ is the value of the Guarantee Amount or the Projected Future
       Guarantee

   .   N\\i\\ is the number of days until the end of the Guarantee Period

   . d\\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                       r = (L - B) / (V\\V\\ + V\\F\\).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\ and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0,(.90 * (V\\V\\ + V\\F\\ + B)) - B), [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer Account if r (less than) C\\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

     T = {Min (B, - [L - B - (V\\V\\ + V\\F\\) * C\\t\\] / (1 - C\\t\\))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% CAP FEATURE: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

                          PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS
                          FURTHER DETAILS ABOUT THE PRUDENTIAL ANNUITY DESCRIBED IN PROSPECTUS
                          (PLEASE CHECK ONE) OPTIMUM (4/30/2014) ______, OPTIMUM FOUR (4/30/2014)
                          ______, OPTIMUM PLUS (4/30/2014) ______.
                                             -----------------------------------------
                                               (print your name)
                                             -----------------------------------------
                                                   (address)
                                             -----------------------------------------
                                              (city/state/zip code)


  Variable Annuity Issued by:                Variable Annuity Distributed by:
  PRUDENTIAL ANNUITIES LIFE
  ASSURANCE CORPORATION                                  PRUDENTIAL ANNUITIES
  A Prudential Financial Company                                 DISTRIBUTORS
  One Corporate Drive                          A Prudential Financial Company
  Shelton, Connecticut 06484                              One Corporate Drive
  Telephone: 1-888-PRU-2888                        Shelton, Connecticut 06484
  http://www.prudentialannuities.com                  Telephone: 203-926-1888
                                           http://www.prudentialannuities.com

                               MAILING ADDRESSES:

   Please see the section of this prospectus entitled "How To Contact Us" for where to send your request for a Statement of Additional Information.

                [LOGO] Prudential
                      Bring Your Challenges


                The Prudential Insurance Company of America
                751 Broad Street
                Newark, NJ 07102-3777

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES........................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION....................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B. 2 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D. 2
PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities..............
   Distributors, Inc..................................................  3
HOW THE UNIT PRICE IS DETERMINED......................................  5
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS...........................  5
   How We Calculate the Market Value Adjustment.......................  6
GENERAL INFORMATION...................................................  7
   Voting Rights......................................................  7
   Modification.......................................................  8
   Deferral of Transactions...........................................  8
   Misstatement of Age or Sex.........................................  8
ANNUITIZATION.........................................................  9
EXPERTS............................................................... 10
LEGAL EXPERTS......................................................... 10
FINANCIAL STATEMENTS.................................................. 10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES.....
   LIFE ASSURANCE CORPORATION.........................................

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: April 30, 2014

Date of Prospectus: April 30, 2014

ASAP III - SAI (04/2014)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc.. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.

No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.

Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.


During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

    a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

    b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition, in an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PAD may enter into compensation arrangements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that Prudential Annuities pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.


The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2013, the least amount paid, and greatest amount paid, were $2.41 and $6,772,615.62, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.


With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2013: $170,706,559, 2012: $186,633,222 and
2011: $187,993,652. PAD retained none of those commissions.


HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

    1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

    2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

For purposes of this provision:

   . "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

   . "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

   . "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

[(1+I) / (1+J+0.0010)]^(N/365)

where:

I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

N is the number of days remaining in the original Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

VOTING RIGHTS

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;

(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

   .   trading on the NYSE is restricted;

   . an emergency exists making redemption or valuation of securities held in the separate account impractical; or

   . the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

OPTION 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

OPTION 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

FIXED ANNUITY PAYMENTS

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS


The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2013 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.


LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS


The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2013 and for the years ended December 31, 2013 and 2012. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.


INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

Appendix A - DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


As we have indicated in the prospectuses, Advanced Series Advisor Plan III and Optimum Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2013. Here, we set out unit values corresponding to the remaining unit values.


The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.50%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.57               0
   01/01/2006 to 12/31/2006...........    $10.57       $11.41               0
   01/01/2007 to 12/31/2007...........    $11.41       $11.82               0
   01/01/2008 to 12/31/2008...........    $11.82       $11.11               0
   01/01/2009 to 12/31/2009...........    $11.11       $12.79               0
   01/01/2010 to 12/31/2010...........    $12.79       $14.66               0
   01/01/2011 to 12/31/2011...........    $14.66       $14.84               0
   01/01/2012 to 12/31/2012...........    $14.84       $16.68               0
   01/01/2013 to 12/31/2013...........    $16.68       $18.07               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         736,943
   01/01/2006 to 12/31/2006...........    $10.02       $11.03       7,117,028
   01/01/2007 to 12/31/2007...........    $11.03       $11.86      10,504,772
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.97       1,262,259
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 9.76       3,603,747
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.76       2,807,816
   01/01/2011 to 12/31/2011...........    $10.76       $10.32       1,829,484
   01/01/2012 to 12/31/2012...........    $10.32       $11.44       1,736,967
   01/01/2013 to 12/31/2013...........    $11.44       $12.39       1,728,158
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.67         716,554
   01/01/2007 to 12/31/2007...........    $10.67       $11.51       1,523,109
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.96         614,684
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.89       1,457,752
   01/01/2010 to 12/31/2010...........    $ 9.89       $11.08       1,260,896
   01/01/2011 to 12/31/2011...........    $11.08       $10.93         979,057
   01/01/2012 to 12/31/2012...........    $10.93       $12.23       1,041,993
   01/01/2013 to 12/31/2013...........    $12.23       $14.04         914,703

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.50       $13.36        123,773
   01/01/2005 to 12/02/2005...........    $13.36       $15.35              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.16       $13.19         71,486
   01/01/2005 to 12/02/2005...........    $13.19       $14.61              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.56       $13.92        233,605
   01/01/2005 to 12/31/2005...........    $13.92       $14.35        272,502
   01/01/2006 to 12/31/2006...........    $14.35       $16.52        261,969
   01/01/2007 to 12/31/2007...........    $16.52       $16.25        270,936
   01/01/2008 to 12/31/2008...........    $16.25       $10.45         30,296
   01/01/2009 to 12/31/2009...........    $10.45       $12.12        112,094
   01/01/2010 to 12/31/2010...........    $12.12       $13.59        108,922
   01/01/2011 to 12/31/2011...........    $13.59       $13.86         59,270
   01/01/2012 to 05/04/2012...........    $13.86       $15.07              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         50,716
   01/01/2006 to 12/31/2006...........    $10.03       $10.92        832,155
   01/01/2007 to 12/31/2007...........    $10.92       $11.73      1,645,122
   01/01/2008 to 12/31/2008...........    $11.73       $ 8.24        347,116
   01/01/2009 to 12/31/2009...........    $ 8.24       $10.01      2,332,501
   01/01/2010 to 12/31/2010...........    $10.01       $11.07      1,919,500
   01/01/2011 to 12/31/2011...........    $11.07       $10.77      1,156,073
   01/01/2012 to 12/31/2012...........    $10.77       $11.93      1,123,914
   01/01/2013 to 12/31/2013...........    $11.93       $13.83      1,161,351
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.18         14,448
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.11         23,794
   01/01/2013 to 12/31/2013...........    $10.11       $11.04         76,753
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.51          2,188

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.33             0
   01/01/2009 to 12/31/2009...........    $11.33       $11.12             0
   01/01/2010 to 12/31/2010...........    $11.12       $11.98             0
   01/01/2011 to 12/31/2011...........    $11.98       $12.55             0
   01/01/2012 to 12/31/2012...........    $12.55       $12.74             0
   01/01/2013 to 12/31/2013...........    $12.74       $12.51         1,597
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.41             0
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.25             0
   01/01/2011 to 12/31/2011...........    $10.25       $11.06             0
   01/01/2012 to 12/31/2012...........    $11.06       $11.35             0
   01/01/2013 to 12/31/2013...........    $11.35       $11.11           413
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.80        12,675
   01/01/2011 to 12/31/2011...........    $10.80       $11.85         6,115
   01/01/2012 to 12/31/2012...........    $11.85       $12.27        20,709
   01/01/2013 to 12/31/2013...........    $12.27       $11.83         3,474
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.07             0
   01/01/2009 to 12/31/2009...........    $12.07       $11.17             0
   01/01/2010 to 12/31/2010...........    $11.17       $12.23             0
   01/01/2011 to 12/31/2011...........    $12.23       $13.68        59,843
   01/01/2012 to 12/31/2012...........    $13.68       $14.25        20,844
   01/01/2013 to 12/31/2013...........    $14.25       $13.59         7,412
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.14         4,254
   01/01/2009 to 12/31/2009...........    $12.14       $11.04         4,254
   01/01/2010 to 12/31/2010...........    $11.04       $12.10             0
   01/01/2011 to 12/31/2011...........    $12.10       $13.83             0
   01/01/2012 to 12/31/2012...........    $13.83       $14.42           737
   01/01/2013 to 12/31/2013...........    $14.42       $13.52        10,939

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.82               0
   01/01/2010 to 12/31/2010...........    $ 8.82       $ 9.71           6,670
   01/01/2011 to 12/31/2011...........    $ 9.71       $11.35               0
   01/01/2012 to 12/31/2012...........    $11.35       $11.89               0
   01/01/2013 to 12/31/2013...........    $11.89       $10.95          57,420
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.04           5,927
   01/01/2011 to 12/31/2011...........    $11.04       $13.08          13,290
   01/01/2012 to 12/31/2012...........    $13.08       $13.76           3,479
   01/01/2013 to 12/31/2013...........    $13.76       $12.61           4,021
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.06          10,896
   01/01/2012 to 12/31/2012...........    $12.06       $12.57          10,872
   01/01/2013 to 12/31/2013...........    $12.57       $11.18          42,070
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.43           2,072
   01/01/2013 to 12/31/2013...........    $10.43       $ 9.23          52,259
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.78          11,938
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         568,555
   01/01/2006 to 12/31/2006...........    $10.01       $11.21      11,195,570
   01/01/2007 to 12/31/2007...........    $11.21       $12.11      15,421,278
   01/01/2008 to 12/31/2008...........    $12.11       $ 7.76         887,769
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.58       4,580,938
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.70       3,449,942
   01/01/2011 to 12/31/2011...........    $10.70       $10.28       1,970,751
   01/01/2012 to 12/31/2012...........    $10.28       $11.52       2,137,269
   01/01/2013 to 12/31/2013...........    $11.52       $13.92       2,504,702

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.68         3,518
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.99       $19.00       304,865
   01/01/2005 to 12/31/2005...........    $19.00       $21.49       302,348
   01/01/2006 to 12/31/2006...........    $21.49       $28.95       298,492
   01/01/2007 to 12/31/2007...........    $28.95       $22.83       280,863
   01/01/2008 to 12/31/2008...........    $22.83       $14.60        27,985
   01/01/2009 to 12/31/2009...........    $14.60       $18.98        91,102
   01/01/2010 to 12/31/2010...........    $18.98       $24.06        94,164
   01/01/2011 to 12/31/2011...........    $24.06       $25.26        46,252
   01/01/2012 to 12/31/2012...........    $25.26       $28.70        38,890
   01/01/2013 to 12/31/2013...........    $28.70       $29.15        24,625
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.25       $17.14        91,275
   01/01/2005 to 12/31/2005...........    $17.14       $17.09       188,552
   01/01/2006 to 12/31/2006...........    $17.09       $20.19       177,609
   01/01/2007 to 12/31/2007...........    $20.19       $16.35       146,459
   01/01/2008 to 07/18/2008...........    $16.35       $14.99             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.70         5,223
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.47       $19.97       633,435
   01/01/2005 to 12/31/2005...........    $19.97       $21.52       921,228
   01/01/2006 to 12/31/2006...........    $21.52       $23.94       735,301
   01/01/2007 to 12/31/2007...........    $23.94       $26.22       690,521
   01/01/2008 to 12/31/2008...........    $26.22       $14.44        77,724
   01/01/2009 to 12/31/2009...........    $14.44       $18.87       263,368
   01/01/2010 to 12/31/2010...........    $18.87       $24.63       208,277
   01/01/2011 to 12/31/2011...........    $24.63       $21.08        88,588
   01/01/2012 to 12/31/2012...........    $21.08       $24.94        69,266
   01/01/2013 to 12/31/2013...........    $24.94       $34.59        57,797

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00              0
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.17         58,918
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.56        254,505
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.56        263,943
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.18        184,771
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.28        158,269
   01/01/2013 to 12/31/2013...........    $10.28       $12.07        202,114
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.59        920,633
   01/01/2007 to 12/31/2007...........    $10.59       $11.33      2,592,217
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.31        251,593
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.92      1,229,017
   01/01/2010 to 12/31/2010...........    $ 8.92       $10.04        911,050
   01/01/2011 to 12/31/2011...........    $10.04       $ 9.74        620,879
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.62        631,596
   01/01/2013 to 12/31/2013...........    $10.62       $12.00        612,082
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.48         26,086
   01/01/2009 to 11/13/2009...........    $ 7.48       $ 8.38              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.76        538,573
   01/01/2013 to 12/31/2013...........    $10.76       $13.19        529,184
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.83         28,171
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.12            727
   01/01/2009 to 12/31/2009...........    $ 6.12       $ 8.14          5,264
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.64         20,842
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 9.02         10,080
   01/01/2012 to 12/31/2012...........    $ 9.02       $11.26         20,321
   01/01/2013 to 12/31/2013...........    $11.26       $11.57         12,503

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.68       $11.93        162,830
   01/01/2005 to 12/31/2005...........    $11.93       $12.14        176,150
   01/01/2006 to 12/31/2006...........    $12.14       $13.15        211,942
   01/01/2007 to 12/31/2007...........    $13.15       $14.77        279,256
   01/01/2008 to 12/31/2008...........    $14.77       $ 8.69         26,348
   01/01/2009 to 12/31/2009...........    $ 8.69       $12.79        141,442
   01/01/2010 to 12/31/2010...........    $12.79       $13.89         76,866
   01/01/2011 to 12/31/2011...........    $13.89       $13.14         40,998
   01/01/2012 to 12/31/2012...........    $13.14       $15.50         25,705
   01/01/2013 to 12/31/2013...........    $15.50       $19.81         25,624
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.83       $14.03      3,211,199
   01/01/2005 to 12/31/2005...........    $14.03       $14.48      5,238,061
   01/01/2006 to 12/31/2006...........    $14.48       $16.73      3,666,490
   01/01/2007 to 12/31/2007...........    $16.73       $17.32      3,473,856
   01/01/2008 to 12/31/2008...........    $17.32       $10.12        443,322
   01/01/2009 to 12/31/2009...........    $10.12       $11.88      1,542,710
   01/01/2010 to 12/31/2010...........    $11.88       $13.21      1,315,243
   01/01/2011 to 12/31/2011...........    $13.21       $12.29        466,396
   01/01/2012 to 12/31/2012...........    $12.29       $14.49        285,426
   01/01/2013 to 12/31/2013...........    $14.49       $19.06        238,839
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.81       $14.68        633,571
   01/01/2005 to 12/31/2005...........    $14.68       $15.15        974,840
   01/01/2006 to 12/31/2006...........    $15.15       $15.86        775,703
   01/01/2007 to 12/31/2007...........    $15.86       $18.64        724,250
   01/01/2008 to 12/31/2008...........    $18.64       $10.87         59,432
   01/01/2009 to 12/31/2009...........    $10.87       $16.82        289,943
   01/01/2010 to 12/31/2010...........    $16.82       $19.85        203,194
   01/01/2011 to 12/31/2011...........    $19.85       $18.97         67,574
   01/01/2012 to 12/31/2012...........    $18.97       $22.35         61,407
   01/01/2013 to 12/31/2013...........    $22.35       $29.10         57,601

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17         1,784
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.59        60,517
   01/01/2009 to 12/31/2009...........    $ 7.59       $ 9.23       348,104
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.15       370,691
   01/01/2011 to 12/31/2011...........    $10.15       $ 9.94       238,919
   01/01/2012 to 12/31/2012...........    $ 9.94       $10.79       251,486
   01/01/2013 to 12/31/2013...........    $10.79       $11.67       244,784
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $13.01       $16.74        44,719
   01/01/2010 to 12/31/2010...........    $16.74       $20.90        79,338
   01/01/2011 to 12/31/2011...........    $20.90       $20.86        25,257
   01/01/2012 to 12/31/2012...........    $20.86       $23.77        29,926
   01/01/2013 to 12/31/2013...........    $23.77       $32.50        27,832
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.45       $14.49       114,540
   01/01/2005 to 12/31/2005...........    $14.49       $15.60       172,943
   01/01/2006 to 12/31/2006...........    $15.60       $18.71       335,345
   01/01/2007 to 12/31/2007...........    $18.71       $18.64       444,416
   01/01/2008 to 12/31/2008...........    $18.64       $11.51        56,513
   01/01/2009 to 12/31/2009...........    $11.51       $13.41       135,555
   01/01/2010 to 12/31/2010...........    $13.41       $14.85       144,676
   01/01/2011 to 12/31/2011...........    $14.85       $14.56        97,717
   01/01/2012 to 12/31/2012...........    $14.56       $16.26        77,006
   01/01/2013 to 12/31/2013...........    $16.26       $21.57        58,724
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.30       $13.46       395,118
   01/01/2005 to 12/31/2005...........    $13.46       $13.40       458,734
   01/01/2006 to 12/31/2006...........    $13.40       $14.57       414,217
   01/01/2007 to 12/31/2007...........    $14.57       $14.71       372,804
   01/01/2008 to 12/31/2008...........    $14.71       $10.78        56,255
   01/01/2009 to 12/31/2009...........    $10.78       $14.40       283,337
   01/01/2010 to 12/31/2010...........    $14.40       $16.10       157,948
   01/01/2011 to 12/31/2011...........    $16.10       $16.36        96,527
   01/01/2012 to 12/31/2012...........    $16.36       $18.35        76,737
   01/01/2013 to 12/31/2013...........    $18.35       $19.37        59,982

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.41       $15.35      1,986,105
   01/01/2005 to 12/31/2005...........    $15.35       $17.62      2,661,158
   01/01/2006 to 12/31/2006...........    $17.62       $21.00      1,900,964
   01/01/2007 to 12/31/2007...........    $21.00       $24.62      1,697,605
   01/01/2008 to 12/31/2008...........    $24.62       $12.07        219,486
   01/01/2009 to 12/31/2009...........    $12.07       $16.08        783,945
   01/01/2010 to 12/31/2010...........    $16.08       $18.14        644,187
   01/01/2011 to 12/31/2011...........    $18.14       $15.56        237,695
   01/01/2012 to 12/31/2012...........    $15.56       $18.45        135,401
   01/01/2013 to 12/31/2013...........    $18.45       $21.63        122,372
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.92       $15.40         76,147
   01/01/2005 to 12/31/2005...........    $15.40       $17.25        221,219
   01/01/2006 to 12/31/2006...........    $17.25       $21.66        276,622
   01/01/2007 to 12/31/2007...........    $21.66       $25.13        423,852
   01/01/2008 to 12/31/2008...........    $25.13       $13.86         43,027
   01/01/2009 to 12/31/2009...........    $13.86       $17.82        103,064
   01/01/2010 to 12/31/2010...........    $17.82       $19.50         94,961
   01/01/2011 to 12/31/2011...........    $19.50       $16.79         47,290
   01/01/2012 to 12/31/2012...........    $16.79       $19.30         50,310
   01/01/2013 to 12/31/2013...........    $19.30       $22.71         53,507
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.75      2,260,847
   01/01/2009 to 12/31/2009...........    $10.75       $11.78        714,433
   01/01/2010 to 12/31/2010...........    $11.78       $12.86        349,323
   01/01/2011 to 12/31/2011...........    $12.86       $14.24      1,683,886
   01/01/2012 to 12/31/2012...........    $14.24       $15.35        774,811
   01/01/2013 to 12/31/2013...........    $15.35       $14.64        161,422
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19              0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.96         57,866
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.68        569,996
   01/01/2010 to 12/31/2010...........    $ 8.68       $ 9.73        588,503
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.53        222,718
   01/01/2012 to 12/31/2012...........    $ 9.53       $10.66        190,012
   01/01/2013 to 12/31/2013...........    $10.66       $12.21        206,059

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.81       $14.78       192,576
   01/01/2005 to 12/31/2005...........    $14.78       $16.16       313,602
   01/01/2006 to 12/31/2006...........    $16.16       $19.55       388,188
   01/01/2007 to 12/31/2007...........    $19.55       $21.07       423,778
   01/01/2008 to 12/31/2008...........    $21.07       $12.16        71,449
   01/01/2009 to 12/31/2009...........    $12.16       $16.28       131,795
   01/01/2010 to 12/31/2010...........    $16.28       $17.19       134,112
   01/01/2011 to 12/31/2011...........    $17.19       $15.38        67,608
   01/01/2012 to 12/31/2012...........    $15.38       $18.47        56,764
   01/01/2013 to 12/31/2013...........    $18.47       $20.99        49,158
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.70       $12.81        16,079
   01/01/2005 to 12/31/2005...........    $12.81       $13.49        37,713
   01/01/2006 to 12/31/2006...........    $13.49       $14.77        67,203
   01/01/2007 to 12/31/2007...........    $14.77       $14.83       200,084
   01/01/2008 to 12/31/2008...........    $14.83       $12.03       267,698
   01/01/2009 to 12/31/2009...........    $12.03       $14.46       769,525
   01/01/2010 to 12/31/2010...........    $14.46       $15.29       706,865
   01/01/2011 to 12/31/2011...........    $15.29       $15.09       527,772
   01/01/2012 to 12/31/2012...........    $15.09       $16.46       537,743
   01/01/2013 to 12/31/2013...........    $16.46       $18.00       431,411
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.29        22,698
   01/01/2011 to 12/31/2011...........    $11.29       $11.19        24,251
   01/01/2012 to 12/31/2012...........    $11.19       $12.70        27,975
   01/01/2013 to 12/31/2013...........    $12.70       $17.07        23,102
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.54        17,784
   01/01/2011 to 12/31/2011...........    $11.54       $10.70         5,865
   01/01/2012 to 12/31/2012...........    $10.70       $11.93         5,788
   01/01/2013 to 12/31/2013...........    $11.93       $15.45        12,079

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.70       $13.30        126,725
   01/01/2005 to 12/31/2005...........    $13.30       $13.95        391,304
   01/01/2006 to 12/31/2006...........    $13.95       $16.28        418,800
   01/01/2007 to 12/31/2007...........    $16.28       $15.56        360,373
   01/01/2008 to 12/31/2008...........    $15.56       $ 8.97         82,540
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.55        199,552
   01/01/2010 to 12/31/2010...........    $10.55       $11.76        198,247
   01/01/2011 to 12/31/2011...........    $11.76       $11.10        117,260
   01/01/2012 to 12/31/2012...........    $11.10       $12.77        102,085
   01/01/2013 to 12/31/2013...........    $12.77       $17.60        110,141
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.35       $14.07      3,543,456
   01/01/2005 to 12/31/2005...........    $14.07       $14.81      5,558,151
   01/01/2006 to 12/31/2006...........    $14.81       $15.64      4,434,214
   01/01/2007 to 12/31/2007...........    $15.64       $17.71      4,017,921
   01/01/2008 to 12/31/2008...........    $17.71       $ 9.83        456,501
   01/01/2009 to 12/31/2009...........    $ 9.83       $12.56      1,600,861
   01/01/2010 to 12/31/2010...........    $12.56       $14.82      1,327,334
   01/01/2011 to 12/31/2011...........    $14.82       $14.47        459,894
   01/01/2012 to 12/31/2012...........    $14.47       $16.00        296,704
   01/01/2013 to 12/31/2013...........    $16.00       $21.52        242,827
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.97       $12.67        733,436
   01/01/2005 to 12/31/2005...........    $12.67       $12.62      1,255,644
   01/01/2006 to 12/31/2006...........    $12.62       $13.65      1,013,491
   01/01/2007 to 12/31/2007...........    $13.65       $14.26        979,275
   01/01/2008 to 12/31/2008...........    $14.26       $10.78        306,278
   01/01/2009 to 12/31/2009...........    $10.78       $14.30        600,007
   01/01/2010 to 12/31/2010...........    $14.30       $15.97        357,716
   01/01/2011 to 12/31/2011...........    $15.97       $17.33        154,942
   01/01/2012 to 12/31/2012...........    $17.33       $18.09        102,954
   01/01/2013 to 12/31/2013...........    $18.09       $17.46         68,600

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.36       $14.42       143,889
   01/01/2005 to 12/31/2005...........    $14.42       $15.28       109,270
   01/01/2006 to 12/31/2006...........    $15.28       $18.71       218,215
   01/01/2007 to 12/31/2007...........    $18.71       $20.16       254,379
   01/01/2008 to 12/31/2008...........    $20.16       $13.10        30,637
   01/01/2009 to 12/31/2009...........    $13.10       $16.98        68,260
   01/01/2010 to 12/31/2010...........    $16.98       $18.74        59,365
   01/01/2011 to 12/31/2011...........    $18.74       $17.88        33,894
   01/01/2012 to 12/31/2012...........    $17.88       $21.67        43,052
   01/01/2013 to 12/31/2013...........    $21.67       $27.25        34,507
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.47       $12.50       305,582
   01/01/2005 to 12/31/2005...........    $12.50       $13.09       423,803
   01/01/2006 to 12/31/2006...........    $13.09       $14.14       348,252
   01/01/2007 to 12/31/2007...........    $14.14       $16.03       351,692
   01/01/2008 to 12/31/2008...........    $16.03       $10.06        74,704
   01/01/2009 to 12/31/2009...........    $10.06       $12.32       138,388
   01/01/2010 to 12/31/2010...........    $12.32       $13.68       121,164
   01/01/2011 to 12/31/2011...........    $13.68       $13.40        72,768
   01/01/2012 to 12/31/2012...........    $13.40       $15.45        52,953
   01/01/2013 to 12/31/2013...........    $15.45       $20.81        41,651
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.20           540
   01/01/2013 to 12/31/2013...........    $10.20       $13.52         3,682
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.44       $15.27       122,314
   01/01/2005 to 12/31/2005...........    $15.27       $15.86        84,264
   01/01/2006 to 12/31/2006...........    $15.86       $17.85       101,373
   01/01/2007 to 12/31/2007...........    $17.85       $18.06       111,487
   01/01/2008 to 12/31/2008...........    $18.06       $11.01        16,776
   01/01/2009 to 12/31/2009...........    $11.01       $15.06        38,380
   01/01/2010 to 12/31/2010...........    $15.06       $18.34        61,575
   01/01/2011 to 12/31/2011...........    $18.34       $17.44        29,727
   01/01/2012 to 12/31/2012...........    $17.44       $20.34        29,981
   01/01/2013 to 12/31/2013...........    $20.34       $26.53        28,811

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.91       $ 9.84        860,728
   01/01/2005 to 12/31/2005...........    $ 9.84       $ 9.96      1,280,092
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.26      2,006,434
   01/01/2007 to 12/31/2007...........    $10.26       $10.60      2,126,726
   01/01/2008 to 12/31/2008...........    $10.60       $10.70      3,923,612
   01/01/2009 to 12/31/2009...........    $10.70       $10.57      9,356,356
   01/01/2010 to 12/31/2010...........    $10.57       $10.41      4,514,743
   01/01/2011 to 12/31/2011...........    $10.41       $10.26      2,469,055
   01/01/2012 to 12/31/2012...........    $10.26       $10.10      1,788,191
   01/01/2013 to 12/31/2013...........    $10.10       $ 9.95      1,064,476
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.40       $16.22        989,311
   01/01/2005 to 12/31/2005...........    $16.22       $17.90      1,435,582
   01/01/2006 to 12/31/2006...........    $17.90       $19.53      1,220,026
   01/01/2007 to 12/31/2007...........    $19.53       $19.84      1,208,758
   01/01/2008 to 12/31/2008...........    $19.84       $11.29        131,484
   01/01/2009 to 12/31/2009...........    $11.29       $15.64        360,015
   01/01/2010 to 12/31/2010...........    $15.64       $19.01        338,461
   01/01/2011 to 12/31/2011...........    $19.01       $18.26        113,948
   01/01/2012 to 12/31/2012...........    $18.26       $21.07         77,210
   01/01/2013 to 12/31/2013...........    $21.07       $29.47         71,473
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07              0
   01/01/2012 to 12/31/2012...........    $10.07       $10.41         11,178
   01/01/2013 to 12/31/2013...........    $10.41       $ 9.96            927
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.24       $13.99        238,963
   01/01/2005 to 12/31/2005...........    $13.99       $15.64        394,159
   01/01/2006 to 12/31/2006...........    $15.64       $17.57        430,929
   01/01/2007 to 12/31/2007...........    $17.57       $21.15        502,643
   01/01/2008 to 12/31/2008...........    $21.15       $11.84         62,184
   01/01/2009 to 12/31/2009...........    $11.84       $15.13        141,041
   01/01/2010 to 12/31/2010...........    $15.13       $19.18        155,932
   01/01/2011 to 12/31/2011...........    $19.18       $19.21         75,915
   01/01/2012 to 12/31/2012...........    $19.21       $21.27         76,206
   01/01/2013 to 12/31/2013...........    $21.27       $27.78         69,806

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.13       $15.23         78,039
   01/01/2005 to 12/31/2005...........    $15.23       $15.06         91,440
   01/01/2006 to 12/31/2006...........    $15.06       $15.98         89,814
   01/01/2007 to 12/31/2007...........    $15.98       $18.69         87,947
   01/01/2008 to 12/31/2008...........    $18.69       $10.58         10,447
   01/01/2009 to 12/31/2009...........    $10.58       $12.77         28,177
   01/01/2010 to 12/31/2010...........    $12.77       $15.12         35,217
   01/01/2011 to 04/29/2011...........    $15.12       $16.97              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.33         73,675
   01/01/2013 to 12/31/2013...........    $10.33       $12.10         73,677
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.58            600
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 9.15        119,599
   01/01/2010 to 12/31/2010...........    $ 9.15       $11.02        146,162
   01/01/2011 to 12/31/2011...........    $11.02       $ 8.65         70,001
   01/01/2012 to 12/31/2012...........    $ 8.65       $10.05         69,452
   01/01/2013 to 12/31/2013...........    $10.05       $ 9.92         54,894
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.26       $10.32      1,926,546
   01/01/2005 to 12/31/2005...........    $10.32       $10.33      3,460,160
   01/01/2006 to 12/31/2006...........    $10.33       $10.56      2,823,575
   01/01/2007 to 12/31/2007...........    $10.56       $11.11      2,525,498
   01/01/2008 to 12/31/2008...........    $11.11       $11.07        526,364
   01/01/2009 to 12/31/2009...........    $11.07       $12.02      1,118,692
   01/01/2010 to 12/31/2010...........    $12.02       $12.30        945,944
   01/01/2011 to 12/31/2011...........    $12.30       $12.39        473,351
   01/01/2012 to 12/31/2012...........    $12.39       $12.77        337,586
   01/01/2013 to 12/31/2013...........    $12.77       $12.31        279,123
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.55       $10.91      3,124,509
   01/01/2005 to 12/31/2005...........    $10.91       $11.02      1,778,198
   01/01/2006 to 12/31/2006...........    $11.02       $11.26      1,726,161
   01/01/2007 to 12/31/2007...........    $11.26       $12.01      1,806,287
   01/01/2008 to 12/31/2008...........    $12.01       $11.56        475,411
   01/01/2009 to 12/31/2009...........    $11.56       $13.27      1,242,625
   01/01/2010 to 12/31/2010...........    $13.27       $14.08      1,216,835
   01/01/2011 to 12/31/2011...........    $14.08       $14.31        711,514
   01/01/2012 to 12/31/2012...........    $14.31       $15.41        667,649
   01/01/2013 to 12/31/2013...........    $15.41       $14.90        564,057

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         36,158
   01/01/2006 to 12/31/2006...........    $10.04       $10.68        164,167
   01/01/2007 to 12/31/2007...........    $10.68       $11.43        552,669
   01/01/2008 to 12/31/2008...........    $11.43       $ 9.07        689,010
   01/01/2009 to 12/31/2009...........    $ 9.07       $10.72      1,209,120
   01/01/2010 to 12/31/2010...........    $10.72       $11.67      1,279,799
   01/01/2011 to 12/31/2011...........    $11.67       $11.61      1,121,904
   01/01/2012 to 12/31/2012...........    $11.61       $12.63      1,079,897
   01/01/2013 to 12/31/2013...........    $12.63       $13.58      1,079,622
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          1,559
   01/01/2012 to 12/31/2012...........    $10.07       $10.63          1,878
   01/01/2013 to 12/31/2013...........    $10.63       $10.23          5,372
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49        700,824
   01/01/2007 to 12/31/2007...........    $10.49       $11.52      1,835,262
   01/01/2008 to 12/31/2008...........    $11.52       $ 6.73        316,746
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 8.35      2,024,279
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 9.78      1,754,551
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.04        998,335
   01/01/2012 to 12/31/2012...........    $ 9.04       $10.05      1,029,293
   01/01/2013 to 12/31/2013...........    $10.05       $11.59      1,274,455
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.31       $13.33        220,398
   01/01/2005 to 12/31/2005...........    $13.33       $13.60        337,076
   01/01/2006 to 12/31/2006...........    $13.60       $15.08        379,277
   01/01/2007 to 12/31/2007...........    $15.08       $15.16        437,606
   01/01/2008 to 12/31/2008...........    $15.16       $ 9.15         41,633
   01/01/2009 to 12/31/2009...........    $ 9.15       $10.98        119,152
   01/01/2010 to 12/31/2010...........    $10.98       $12.45        103,489
   01/01/2011 to 12/31/2011...........    $12.45       $12.69         48,851
   01/01/2012 to 12/31/2012...........    $12.69       $14.84         34,000
   01/01/2013 to 12/31/2013...........    $14.84       $19.36         22,989
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.91          3,131
   01/01/2012 to 12/31/2012...........    $ 8.91       $ 9.93              0
   01/01/2013 to 12/31/2013...........    $ 9.93       $11.97              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04        19,781
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.17       187,773
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.71       562,379
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.60       625,456
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.28       487,867
   01/01/2012 to 12/31/2012...........    $ 9.28       $10.09       507,952
   01/01/2013 to 12/31/2013...........    $10.09       $11.17       512,441
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.51         1,703
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.34        54,042
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.18       350,540
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.34       353,593
   01/01/2011 to 12/31/2011...........    $10.34       $ 9.94       222,286
   01/01/2012 to 12/31/2012...........    $ 9.94       $11.34       235,019
   01/01/2013 to 12/31/2013...........    $11.34       $13.19       269,266
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.68       $12.54       102,109
   01/01/2005 to 12/31/2005...........    $12.54       $12.92       122,599
   01/01/2006 to 12/31/2006...........    $12.92       $13.95       149,837
   01/01/2007 to 12/31/2007...........    $13.95       $14.97       216,035
   01/01/2008 to 12/31/2008...........    $14.97       $10.29        52,317
   01/01/2009 to 12/31/2009...........    $10.29       $12.92       590,351
   01/01/2010 to 12/31/2010...........    $12.92       $14.23       450,911
   01/01/2011 to 12/31/2011...........    $14.23       $13.54       228,839
   01/01/2012 to 12/31/2012...........    $13.54       $14.82       218,316
   01/01/2013 to 12/31/2013...........    $14.82       $16.70       187,437
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.56       $12.43        82,128
   01/01/2005 to 12/31/2005...........    $12.43       $12.43        92,473
   01/01/2006 to 12/31/2006...........    $12.43       $13.79       120,888
   01/01/2007 to 12/31/2007...........    $13.79       $14.55       113,131
   01/01/2008 to 12/31/2008...........    $14.55       $ 9.32        30,544
   01/01/2009 to 12/31/2009...........    $ 9.32       $12.29        63,593
   01/01/2010 to 12/31/2010...........    $12.29       $16.51        72,358
   01/01/2011 to 12/31/2011...........    $16.51       $16.10        34,651
   01/01/2012 to 12/31/2012...........    $16.10       $17.79        32,789
   01/01/2013 to 12/31/2013...........    $17.79       $23.69        37,740

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.49       $15.47      1,067,140
   01/01/2005 to 12/31/2005...........    $15.47       $16.25      1,545,343
   01/01/2006 to 12/31/2006...........    $16.25       $19.22      1,270,917
   01/01/2007 to 12/31/2007...........    $19.22       $17.87      1,302,430
   01/01/2008 to 12/31/2008...........    $17.87       $12.37        153,429
   01/01/2009 to 12/31/2009...........    $12.37       $15.47        465,071
   01/01/2010 to 12/31/2010...........    $15.47       $19.20        374,323
   01/01/2011 to 12/31/2011...........    $19.20       $17.79        145,764
   01/01/2012 to 12/31/2012...........    $17.79       $20.70         93,768
   01/01/2013 to 12/31/2013...........    $20.70       $28.02         74,451
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.18       $13.33        202,648
   01/01/2005 to 12/31/2005...........    $13.33       $13.75        335,979
   01/01/2006 to 12/31/2006...........    $13.75       $15.23        400,619
   01/01/2007 to 12/31/2007...........    $15.23       $15.95        721,295
   01/01/2008 to 12/31/2008...........    $15.95       $11.64        200,601
   01/01/2009 to 12/31/2009...........    $11.64       $14.23        600,940
   01/01/2010 to 12/31/2010...........    $14.23       $15.63        555,337
   01/01/2011 to 12/31/2011...........    $15.63       $15.70        434,341
   01/01/2012 to 12/31/2012...........    $15.70       $17.56        481,456
   01/01/2013 to 12/31/2013...........    $17.56       $20.20        480,938
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.75       $14.30        243,464
   01/01/2005 to 12/31/2005...........    $14.30       $14.87        292,732
   01/01/2006 to 12/31/2006...........    $14.87       $17.77        484,818
   01/01/2007 to 12/31/2007...........    $17.77       $16.88        431,841
   01/01/2008 to 12/31/2008...........    $16.88       $ 9.66         48,882
   01/01/2009 to 12/31/2009...........    $ 9.66       $11.78        139,553
   01/01/2010 to 12/31/2010...........    $11.78       $13.14        161,976
   01/01/2011 to 12/31/2011...........    $13.14       $12.73         63,594
   01/01/2012 to 12/31/2012...........    $12.73       $14.70         68,380
   01/01/2013 to 12/31/2013...........    $14.70       $18.78         75,195

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.39       $11.86         70,775
   01/01/2005 to 12/31/2005...........    $11.86       $13.60        210,879
   01/01/2006 to 12/31/2006...........    $13.60       $14.15        268,432
   01/01/2007 to 12/31/2007...........    $14.15       $15.09        439,213
   01/01/2008 to 12/31/2008...........    $15.09       $ 8.83         74,205
   01/01/2009 to 12/31/2009...........    $ 8.83       $13.34        269,371
   01/01/2010 to 12/31/2010...........    $13.34       $15.22        229,668
   01/01/2011 to 12/31/2011...........    $15.22       $14.74        132,185
   01/01/2012 to 12/31/2012...........    $14.74       $17.07        143,318
   01/01/2013 to 12/31/2013...........    $17.07       $24.22        146,670
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.74       $17.75        148,837
   01/01/2005 to 12/31/2005...........    $17.75       $22.98        221,161
   01/01/2006 to 12/31/2006...........    $22.98       $26.22        257,416
   01/01/2007 to 12/31/2007...........    $26.22       $36.29        327,780
   01/01/2008 to 12/31/2008...........    $36.29       $17.88         48,171
   01/01/2009 to 12/31/2009...........    $17.88       $26.30        147,958
   01/01/2010 to 12/31/2010...........    $26.30       $31.20        143,132
   01/01/2011 to 12/31/2011...........    $31.20       $26.15         67,486
   01/01/2012 to 12/31/2012...........    $26.15       $26.69         61,390
   01/01/2013 to 12/31/2013...........    $26.69       $30.33         47,111
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.47       $12.27        759,419
   01/01/2005 to 12/31/2005...........    $12.27       $11.55      1,363,031
   01/01/2006 to 12/31/2006...........    $11.55       $12.09      1,040,579
   01/01/2007 to 12/31/2007...........    $12.09       $13.05      1,134,701
   01/01/2008 to 12/31/2008...........    $13.05       $12.55        116,300
   01/01/2009 to 12/31/2009...........    $12.55       $13.85        411,753
   01/01/2010 to 12/31/2010...........    $13.85       $14.43        329,237
   01/01/2011 to 12/31/2011...........    $14.43       $14.80        134,287
   01/01/2012 to 12/31/2012...........    $14.80       $15.34         84,511
   01/01/2013 to 12/31/2013...........    $15.34       $14.54         98,013

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        251,947
   01/01/2006 to 12/31/2006...........    $10.00       $11.39      2,429,054
   01/01/2007 to 12/31/2007...........    $11.39       $12.29      3,241,562
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.98        132,722
   01/01/2009 to 12/31/2009...........    $ 6.98       $ 8.84        625,653
   01/01/2010 to 12/31/2010...........    $ 8.84       $ 9.98        540,358
   01/01/2011 to 12/31/2011...........    $ 9.98       $ 9.49        266,724
   01/01/2012 to 12/31/2012...........    $ 9.49       $10.37        235,711
   01/01/2013 to 12/31/2013...........    $10.37       $12.31        257,016
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98          7,942
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.32        128,686
   01/01/2009 to 12/31/2009...........    $ 9.32       $10.25        162,500
   01/01/2010 to 12/31/2010...........    $10.25       $10.88        191,856
   01/01/2011 to 12/31/2011...........    $10.88       $11.36        131,044
   01/01/2012 to 12/31/2012...........    $11.36       $12.07        130,317
   01/01/2013 to 12/31/2013...........    $12.07       $11.71        167,933
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.45        111,628
   01/01/2006 to 12/31/2006...........    $11.45       $12.52        131,808
   01/01/2007 to 12/31/2007...........    $12.52       $13.70        115,632
   01/01/2008 to 12/31/2008...........    $13.70       $ 7.94         15,956
   01/01/2009 to 12/31/2009...........    $ 7.94       $10.94         50,260
   01/01/2010 to 07/16/2010...........    $10.94       $10.72              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.45       $12.27         24,314
   01/01/2005 to 12/31/2005...........    $12.27       $14.02         76,164
   01/01/2006 to 12/31/2006...........    $14.02       $17.01        137,407
   01/01/2007 to 12/31/2007...........    $17.01       $19.27        154,843
   01/01/2008 to 12/31/2008...........    $19.27       $11.11         19,778
   01/01/2009 to 12/31/2009...........    $11.11       $12.68         42,576
   01/01/2010 to 07/16/2010...........    $12.68       $12.06              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.27       $14.01         22,947
   01/01/2005 to 12/31/2005...........    $14.01       $14.33         19,709
   01/01/2006 to 12/31/2006...........    $14.33       $14.96         17,678
   01/01/2007 to 12/31/2007...........    $14.96       $16.50         17,767
   01/01/2008 to 12/31/2008...........    $16.50       $11.83            497
   01/01/2009 to 12/31/2009...........    $11.83       $16.78         17,263
   01/01/2010 to 07/16/2010...........    $16.78       $15.69              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.51       $14.38              0
   01/01/2006 to 12/31/2006...........    $14.38       $14.73              0
   01/01/2007 to 12/31/2007...........    $14.73       $15.34        200,912
   01/01/2008 to 12/31/2008...........    $15.34       $ 8.49            108
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.76         35,449
   01/01/2010 to 12/31/2010...........    $10.76       $12.62         31,719
   01/01/2011 to 12/31/2011...........    $12.62       $11.07          7,156
   01/01/2012 to 12/31/2012...........    $11.07       $12.41          4,837
   01/01/2013 to 12/31/2013...........    $12.41       $16.03          4,902
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.65        229,407
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.52      1,106,583
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.25      1,017,410
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.96        567,697
   01/01/2012 to 09/21/2012...........    $ 8.96       $10.05              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $15.96         22,182
   01/01/2005 to 12/31/2005...........    $15.96       $17.32         45,882
   01/01/2006 to 12/31/2006...........    $17.32       $23.62        159,568
   01/01/2007 to 12/31/2007...........    $23.62       $26.37        232,530
   01/01/2008 to 12/31/2008...........    $26.37       $14.86         16,403
   01/01/2009 to 12/31/2009...........    $14.86       $20.65         28,524
   01/01/2010 to 12/31/2010...........    $20.65       $22.32         20,980
   01/01/2011 to 12/31/2011...........    $22.32       $20.34         11,149
   01/01/2012 to 12/31/2012...........    $20.34       $25.11         11,137
   01/01/2013 to 12/31/2013...........    $25.11       $28.29          7,741

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.18         6,191
   01/01/2012 to 04/27/2012...........    $ 8.18       $ 9.27             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.13        13,541
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.68         5,284
   01/01/2013 to 12/31/2013...........    $10.68       $13.78         6,184
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.18       $14.71       117,657
   01/01/2005 to 12/31/2005...........    $14.71       $16.05        40,292
   01/01/2006 to 12/31/2006...........    $16.05       $18.36        44,217
   01/01/2007 to 12/31/2007...........    $18.36       $20.28        50,151
   01/01/2008 to 12/31/2008...........    $20.28       $10.37         2,512
   01/01/2009 to 12/31/2009...........    $10.37       $14.55        17,432
   01/01/2010 to 12/31/2010...........    $14.55       $17.75        15,229
   01/01/2011 to 04/29/2011...........    $17.75       $19.78             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.67       $13.56        19,908
   01/01/2005 to 12/31/2005...........    $13.56       $14.15        29,637
   01/01/2006 to 12/31/2006...........    $14.15       $16.23        45,427
   01/01/2007 to 12/31/2007...........    $16.23       $12.43        52,955
   01/01/2008 to 12/31/2008...........    $12.43       $ 4.97        13,501
   01/01/2009 to 12/31/2009...........    $ 4.97       $ 6.23        47,117
   01/01/2010 to 12/31/2010...........    $ 6.23       $ 6.77        31,824
   01/01/2011 to 04/29/2011...........    $ 6.77       $ 7.15             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.98       $12.69        39,343
   01/01/2005 to 12/31/2005...........    $12.69       $13.52        52,543
   01/01/2006 to 12/31/2006...........    $13.52       $14.02        74,602
   01/01/2007 to 12/31/2007...........    $14.02       $15.44        77,544
   01/01/2008 to 12/31/2008...........    $15.44       $10.86         7,203
   01/01/2009 to 12/31/2009...........    $10.86       $13.65        17,858
   01/01/2010 to 12/31/2010...........    $13.65       $14.16        23,803
   01/01/2011 to 12/31/2011...........    $14.16       $14.50        11,566
   01/01/2012 to 12/31/2012...........    $14.50       $17.27         9,106
   01/01/2013 to 12/31/2013...........    $17.27       $23.90         7,777

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.78         5,855
   01/01/2013 to 12/31/2013...........    $ 9.78       $13.19         6,373
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $13.83           216
   01/01/2005 to 12/31/2005...........    $13.83       $13.91           215
   01/01/2006 to 12/31/2006...........    $13.91       $15.14           215
   01/01/2007 to 12/31/2007...........    $15.14       $16.06           909
   01/01/2008 to 12/31/2008...........    $16.06       $ 8.78           214
   01/01/2009 to 12/31/2009...........    $ 8.78       $13.61             0
   01/01/2010 to 12/31/2010...........    $13.61       $16.27             0
   01/01/2011 to 12/31/2011...........    $16.27       $15.21             0
   01/01/2012 to 12/31/2012...........    $15.21       $16.67             0
   01/01/2013 to 12/31/2013...........    $16.67       $20.55             0
NASDAQ TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.67       $10.86             0
   01/01/2006 to 12/31/2006...........    $10.86       $11.64             0
   01/01/2007 to 12/31/2007...........    $11.64       $13.96             0
   01/01/2008 to 12/31/2008...........    $13.96       $ 6.75             0
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 7.78             0
   01/01/2010 to 12/31/2010...........    $ 7.78       $ 9.99             0
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.97             0
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.09             0
   01/01/2013 to 12/31/2013...........    $11.09       $16.26             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.63       $18.44       118,837
   01/01/2005 to 12/31/2005...........    $18.44       $23.89       146,349
   01/01/2006 to 12/31/2006...........    $23.89       $31.67       146,603
   01/01/2007 to 12/31/2007...........    $31.67       $44.77       226,697
   01/01/2008 to 12/31/2008...........    $44.77       $18.58        21,797
   01/01/2009 to 12/31/2009...........    $18.58       $29.70        76,457
   01/01/2010 to 12/31/2010...........    $29.70       $33.97        58,459
   01/01/2011 to 12/31/2011...........    $33.97       $25.96        20,239
   01/01/2012 to 12/31/2012...........    $25.96       $29.87        14,171
   01/01/2013 to 12/31/2013...........    $29.87       $29.43        11,437

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $16.03       $15.71        20,171
   01/01/2005 to 12/31/2005...........    $15.71       $18.49        44,325
   01/01/2006 to 12/31/2006...........    $18.49       $25.37        90,819
   01/01/2007 to 12/31/2007...........    $25.37       $36.92        86,948
   01/01/2008 to 12/31/2008...........    $36.92       $17.88        10,601
   01/01/2009 to 12/31/2009...........    $17.88       $27.16        32,855
   01/01/2010 to 12/31/2010...........    $27.16       $30.47        23,453
   01/01/2011 to 12/31/2011...........    $30.47       $21.91         5,593
   01/01/2012 to 12/31/2012...........    $21.91       $24.92         3,847
   01/01/2013 to 12/31/2013...........    $24.92       $28.23         3,074
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........    $12.92       $14.22        12,919
   01/01/2005 to 12/31/2005...........    $14.22       $13.99         9,019
   01/01/2006 to 12/31/2006...........    $13.99       $15.91        13,327
   01/01/2007 to 12/31/2007...........    $15.91       $11.39         6,690
   01/01/2008 to 12/31/2008...........    $11.39       $ 5.96         2,679
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 5.62        13,233
   01/01/2010 to 12/31/2010...........    $ 5.62       $ 6.00        20,524
   01/01/2011 to 12/31/2011...........    $ 6.00       $ 4.33        10,346
   01/01/2012 to 12/31/2012...........    $ 4.33       $ 5.68        11,652
   01/01/2013 to 12/31/2013...........    $ 5.68       $ 7.47         9,231
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........    $13.41       $14.56        17,377
   01/01/2005 to 12/31/2005...........    $14.56       $14.69        38,950
   01/01/2006 to 12/31/2006...........    $14.69       $16.71        45,888
   01/01/2007 to 12/31/2007...........    $16.71       $21.51        89,700
   01/01/2008 to 12/31/2008...........    $21.51       $10.29        20,532
   01/01/2009 to 12/31/2009...........    $10.29       $16.46        46,277
   01/01/2010 to 12/31/2010...........    $16.46       $21.03        45,362
   01/01/2011 to 12/31/2011...........    $21.03       $17.37        18,857
   01/01/2012 to 12/31/2012...........    $17.37       $18.56        14,114
   01/01/2013 to 12/31/2013...........    $18.56       $21.65        11,275

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 7.53       $ 6.65         5,797
   01/01/2005 to 12/31/2005...........    $ 6.65       $ 6.46        63,027
   01/01/2006 to 12/31/2006...........    $ 6.46       $ 5.89        47,292
   01/01/2007 to 12/31/2007...........    $ 5.89       $ 5.83        15,764
   01/01/2008 to 12/31/2008...........    $ 5.83       $ 8.04        61,814
   01/01/2009 to 12/31/2009...........    $ 8.04       $ 5.71        39,269
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 4.63        31,258
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.15        23,360
   01/01/2012 to 12/31/2012...........    $ 4.15       $ 3.41        10,413
   01/01/2013 to 12/31/2013...........    $ 3.41       $ 2.47         1,948
PROFUND VP BIOTECHNOLOGY
   01/01/2005 to 12/31/2005...........    $14.68       $17.25             0
   01/01/2006 to 12/31/2006...........    $17.25       $16.29             0
   01/01/2007 to 12/31/2007...........    $16.29       $15.86             0
   01/01/2008 to 12/31/2008...........    $15.86       $15.91             0
   01/01/2009 to 12/31/2009...........    $15.91       $16.26             0
   01/01/2010 to 12/31/2010...........    $16.26       $16.83             0
   01/01/2011 to 12/31/2011...........    $16.83       $17.67             0
   01/01/2012 to 12/31/2012...........    $17.67       $24.48             0
   01/01/2013 to 12/31/2013...........    $24.48       $40.62             0
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $12.07       $12.93       182,468
   01/01/2005 to 12/31/2005...........    $12.93       $13.09       174,518
   01/01/2006 to 12/31/2006...........    $13.09       $14.65       154,954
   01/01/2007 to 12/31/2007...........    $14.65       $14.94        82,707
   01/01/2008 to 12/31/2008...........    $14.94       $ 9.18        26,545
   01/01/2009 to 12/31/2009...........    $ 9.18       $11.24        84,262
   01/01/2010 to 12/31/2010...........    $11.24       $12.46        66,531
   01/01/2011 to 12/31/2011...........    $12.46       $12.28        22,016
   01/01/2012 to 12/31/2012...........    $12.28       $13.77        10,345
   01/01/2013 to 12/31/2013...........    $13.77       $17.60         3,694

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.56       $12.44         8,109
   01/01/2005 to 12/31/2005...........    $12.44       $12.21         4,537
   01/01/2006 to 12/31/2006...........    $12.21       $13.54        10,385
   01/01/2007 to 12/31/2007...........    $13.54       $14.35        74,099
   01/01/2008 to 12/31/2008...........    $14.35       $10.36         1,437
   01/01/2009 to 12/31/2009...........    $10.36       $12.41         2,159
   01/01/2010 to 12/31/2010...........    $12.41       $14.34         3,787
   01/01/2011 to 12/31/2011...........    $14.34       $15.11         4,264
   01/01/2012 to 12/31/2012...........    $15.11       $16.50         3,204
   01/01/2013 to 12/31/2013...........    $16.50       $20.87           647
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........    $11.71       $12.41        27,094
   01/01/2005 to 12/31/2005...........    $12.41       $11.66         7,654
   01/01/2006 to 12/31/2006...........    $11.66       $12.86         7,212
   01/01/2007 to 12/31/2007...........    $12.86       $11.62         3,058
   01/01/2008 to 12/31/2008...........    $11.62       $ 7.85           542
   01/01/2009 to 12/31/2009...........    $ 7.85       $10.12         1,845
   01/01/2010 to 12/31/2010...........    $10.12       $12.10         5,666
   01/01/2011 to 12/31/2011...........    $12.10       $12.57         1,320
   01/01/2012 to 12/31/2012...........    $12.57       $15.12         1,899
   01/01/2013 to 12/31/2013...........    $15.12       $20.83         2,386
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $13.26       $14.93        13,634
   01/01/2005 to 12/31/2005...........    $14.93       $15.89        21,884
   01/01/2006 to 12/31/2006...........    $15.89       $18.40        62,346
   01/01/2007 to 12/31/2007...........    $18.40       $20.76        86,822
   01/01/2008 to 12/31/2008...........    $20.76       $11.45        12,607
   01/01/2009 to 12/31/2009...........    $11.45       $14.92        40,807
   01/01/2010 to 12/31/2010...........    $14.92       $15.09        38,093
   01/01/2011 to 12/31/2011...........    $15.09       $13.54         7,933
   01/01/2012 to 12/31/2012...........    $13.54       $15.55         6,778
   01/01/2013 to 12/31/2013...........    $15.55       $18.63         5,565

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.51       $13.60        33,262
   01/01/2005 to 12/31/2005...........    $13.60       $13.93        21,581
   01/01/2006 to 12/31/2006...........    $13.93       $16.10        35,338
   01/01/2007 to 12/31/2007...........    $16.10       $12.82        21,682
   01/01/2008 to 12/31/2008...........    $12.82       $ 6.25        10,480
   01/01/2009 to 12/31/2009...........    $ 6.25       $ 7.08        20,595
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 7.73        18,563
   01/01/2011 to 12/31/2011...........    $ 7.73       $ 6.56         8,055
   01/01/2012 to 12/31/2012...........    $ 6.56       $ 8.06         8,799
   01/01/2013 to 12/31/2013...........    $ 8.06       $10.49         4,418
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.10       $11.19        43,276
   01/01/2005 to 12/31/2005...........    $11.19       $11.69        48,678
   01/01/2006 to 12/31/2006...........    $11.69       $12.12        82,430
   01/01/2007 to 12/31/2007...........    $12.12       $12.72       120,094
   01/01/2008 to 12/31/2008...........    $12.72       $ 9.49         7,199
   01/01/2009 to 12/31/2009...........    $ 9.49       $11.17        16,273
   01/01/2010 to 12/31/2010...........    $11.17       $11.32        12,341
   01/01/2011 to 12/31/2011...........    $11.32       $12.27        10,030
   01/01/2012 to 12/31/2012...........    $12.27       $14.19         7,026
   01/01/2013 to 12/31/2013...........    $14.19       $19.54         5,835
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........    $12.91       $14.40        15,368
   01/01/2005 to 12/31/2005...........    $14.40       $14.53        17,253
   01/01/2006 to 12/31/2006...........    $14.53       $15.98         9,691
   01/01/2007 to 12/31/2007...........    $15.98       $17.58        10,489
   01/01/2008 to 12/31/2008...........    $17.58       $10.31         2,836
   01/01/2009 to 12/31/2009...........    $10.31       $12.60         6,999
   01/01/2010 to 12/31/2010...........    $12.60       $15.35         6,733
   01/01/2011 to 12/31/2011...........    $15.35       $14.85         4,399
   01/01/2012 to 12/31/2012...........    $14.85       $16.94         2,450
   01/01/2013 to 12/31/2013...........    $16.94       $23.06         3,015

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INTERNET
   01/01/2005 to 12/31/2005...........    $20.00       $21.17             0
   01/01/2006 to 12/31/2006...........    $21.17       $21.13             0
   01/01/2007 to 12/31/2007...........    $21.13       $22.94             0
   01/01/2008 to 12/31/2008...........    $22.94       $12.46             0
   01/01/2009 to 12/31/2009...........    $12.46       $21.77             0
   01/01/2010 to 12/31/2010...........    $21.77       $29.00             0
   01/01/2011 to 12/31/2011...........    $29.00       $26.59             0
   01/01/2012 to 12/31/2012...........    $26.59       $31.37             0
   01/01/2013 to 12/31/2013...........    $31.37       $46.88             0
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........    $12.76       $13.52        11,573
   01/01/2005 to 12/31/2005...........    $13.52       $18.88        47,521
   01/01/2006 to 12/31/2006...........    $18.88       $20.61        40,737
   01/01/2007 to 12/31/2007...........    $20.61       $18.27        34,711
   01/01/2008 to 12/31/2008...........    $18.27       $10.65         8,687
   01/01/2009 to 12/31/2009...........    $10.65       $11.57         7,806
   01/01/2010 to 12/31/2010...........    $11.57       $10.65         8,572
   01/01/2011 to 12/31/2011...........    $10.65       $ 8.55         5,185
   01/01/2012 to 12/31/2012...........    $ 8.55       $10.35         3,164
   01/01/2013 to 12/31/2013...........    $10.35       $15.12         3,303
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.38           368
   01/01/2005 to 12/31/2005...........    $10.38       $10.32        37,514
   01/01/2006 to 12/31/2006...........    $10.32       $11.08        41,714
   01/01/2007 to 12/31/2007...........    $11.08       $11.68        89,121
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.42        24,838
   01/01/2009 to 12/31/2009...........    $ 7.42       $ 9.48        36,207
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.57        26,524
   01/01/2011 to 12/31/2011...........    $10.57       $10.73         9,237
   01/01/2012 to 12/31/2012...........    $10.73       $11.92         8,996
   01/01/2013 to 12/31/2013...........    $11.92       $15.34         5,461

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.37         1,527
   01/01/2005 to 12/31/2005...........    $10.37       $10.52        45,032
   01/01/2006 to 12/31/2006...........    $10.52       $12.30       186,232
   01/01/2007 to 12/31/2007...........    $12.30       $12.13        64,313
   01/01/2008 to 12/31/2008...........    $12.13       $ 7.12        18,910
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.37        27,255
   01/01/2010 to 12/31/2010...........    $ 8.37       $ 9.31        33,728
   01/01/2011 to 12/31/2011...........    $ 9.31       $ 9.05        13,546
   01/01/2012 to 12/31/2012...........    $ 9.05       $10.29         9,470
   01/01/2013 to 12/31/2013...........    $10.29       $13.17         3,643
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.38       $13.54        55,896
   01/01/2005 to 12/31/2005...........    $13.54       $14.83        76,239
   01/01/2006 to 12/31/2006...........    $14.83       $15.19        53,453
   01/01/2007 to 12/31/2007...........    $15.19       $16.72        58,677
   01/01/2008 to 12/31/2008...........    $16.72       $10.08         8,779
   01/01/2009 to 12/31/2009...........    $10.08       $13.73        17,737
   01/01/2010 to 12/31/2010...........    $13.73       $17.37        23,606
   01/01/2011 to 12/31/2011...........    $17.37       $16.61        11,559
   01/01/2012 to 12/31/2012...........    $16.61       $18.88         5,838
   01/01/2013 to 12/31/2013...........    $18.88       $24.27         2,714
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.46       $15.38        64,251
   01/01/2005 to 12/31/2005...........    $15.38       $16.49        77,274
   01/01/2006 to 12/31/2006...........    $16.49       $18.24        74,756
   01/01/2007 to 12/31/2007...........    $18.24       $18.14        62,451
   01/01/2008 to 12/31/2008...........    $18.14       $11.38         6,543
   01/01/2009 to 12/31/2009...........    $11.38       $14.67        12,417
   01/01/2010 to 12/31/2010...........    $14.67       $17.40        11,986
   01/01/2011 to 12/31/2011...........    $17.40       $16.47         7,196
   01/01/2012 to 12/31/2012...........    $16.47       $18.91         3,706
   01/01/2013 to 12/31/2013...........    $18.91       $24.62         2,783

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.54       $14.47       105,135
   01/01/2005 to 12/31/2005...........    $14.47       $14.28        58,319
   01/01/2006 to 12/31/2006...........    $14.28       $14.83        46,886
   01/01/2007 to 12/31/2007...........    $14.83       $17.18        70,534
   01/01/2008 to 12/31/2008...........    $17.18       $ 9.74         7,660
   01/01/2009 to 12/31/2009...........    $ 9.74       $14.58        36,868
   01/01/2010 to 12/31/2010...........    $14.58       $16.98        21,892
   01/01/2011 to 12/31/2011...........    $16.98       $16.97        11,397
   01/01/2012 to 12/31/2012...........    $16.97       $19.42         8,080
   01/01/2013 to 12/31/2013...........    $19.42       $25.69         6,534
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.19       $15.53        66,223
   01/01/2005 to 12/31/2005...........    $15.53       $20.09        89,960
   01/01/2006 to 12/31/2006...........    $20.09       $23.87        88,994
   01/01/2007 to 12/31/2007...........    $23.87       $31.15       111,224
   01/01/2008 to 12/31/2008...........    $31.15       $19.34        18,117
   01/01/2009 to 12/31/2009...........    $19.34       $22.01        21,006
   01/01/2010 to 12/31/2010...........    $22.01       $25.53        26,141
   01/01/2011 to 12/31/2011...........    $25.53       $25.71        15,171
   01/01/2012 to 12/31/2012...........    $25.71       $26.06        11,483
   01/01/2013 to 12/31/2013...........    $26.06       $31.84         7,093
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $10.02       $ 8.96        40,402
   01/01/2005 to 12/31/2005...........    $ 8.96       $ 8.49        26,382
   01/01/2006 to 12/31/2006...........    $ 8.49       $ 9.38        45,473
   01/01/2007 to 12/31/2007...........    $ 9.38       $ 9.45        25,677
   01/01/2008 to 12/31/2008...........    $ 9.45       $ 7.49         4,367
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.63         8,690
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 8.54        12,296
   01/01/2011 to 12/31/2011...........    $ 8.54       $ 9.77        10,241
   01/01/2012 to 12/31/2012...........    $ 9.77       $10.76         9,611
   01/01/2013 to 12/31/2013...........    $10.76       $13.95         8,155

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $15.51       $13.76        18,961
   01/01/2005 to 12/31/2005...........    $13.76       $17.12        57,675
   01/01/2006 to 12/31/2006...........    $17.12       $18.10       110,494
   01/01/2007 to 12/31/2007...........    $18.10       $21.83       109,258
   01/01/2008 to 12/31/2008...........    $21.83       $14.89        19,612
   01/01/2009 to 12/31/2009...........    $14.89       $19.85        43,158
   01/01/2010 to 12/31/2010...........    $19.85       $25.99        43,027
   01/01/2011 to 12/31/2011...........    $25.99       $20.68        19,760
   01/01/2012 to 12/31/2012...........    $20.68       $17.41        12,722
   01/01/2013 to 12/31/2013...........    $17.41       $10.64        10,205
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.39       $16.78        32,379
   01/01/2005 to 12/31/2005...........    $16.78       $17.64        24,226
   01/01/2006 to 12/31/2006...........    $17.64       $23.02        43,479
   01/01/2007 to 12/31/2007...........    $23.02       $18.23        31,631
   01/01/2008 to 12/31/2008...........    $18.23       $10.55        14,762
   01/01/2009 to 12/31/2009...........    $10.55       $13.29        16,053
   01/01/2010 to 12/31/2010...........    $13.29       $16.32        15,987
   01/01/2011 to 12/31/2011...........    $16.32       $16.84        11,683
   01/01/2012 to 12/31/2012...........    $16.84       $19.43        10,391
   01/01/2013 to 12/31/2013...........    $19.43       $19.16         8,302
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.16       $ 8.04       168,043
   01/01/2005 to 12/31/2005...........    $ 8.04       $ 7.29       167,886
   01/01/2006 to 12/31/2006...........    $ 7.29       $ 7.91       189,041
   01/01/2007 to 12/31/2007...........    $ 7.91       $ 7.39       117,087
   01/01/2008 to 12/31/2008...........    $ 7.39       $ 4.52        22,166
   01/01/2009 to 12/31/2009...........    $ 4.52       $ 5.88        53,503
   01/01/2010 to 12/31/2010...........    $ 5.88       $ 4.86        50,036
   01/01/2011 to 12/31/2011...........    $ 4.86       $ 2.99        16,857
   01/01/2012 to 12/31/2012...........    $ 2.99       $ 2.74        12,535
   01/01/2013 to 12/31/2013...........    $ 2.74       $ 3.15        16,692

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SEMICONDUCTOR
   01/01/2005 to 12/31/2005...........    $12.05       $12.89             0
   01/01/2006 to 12/31/2006...........    $12.89       $11.80             0
   01/01/2007 to 12/31/2007...........    $11.80       $12.45             0
   01/01/2008 to 12/31/2008...........    $12.45       $ 6.15             0
   01/01/2009 to 12/31/2009...........    $ 6.15       $ 9.94             0
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.01             0
   01/01/2011 to 12/31/2011...........    $11.01       $10.42             0
   01/01/2012 to 12/31/2012...........    $10.42       $ 9.83             0
   01/01/2013 to 12/31/2013...........    $ 9.83       $12.93             0
PROFUND VP SHORT MID-CAP
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 8.65             0
   01/01/2006 to 12/31/2006...........    $ 8.65       $ 8.21             0
   01/01/2007 to 12/31/2007...........    $ 8.21       $ 7.86             0
   01/01/2008 to 12/31/2008...........    $ 7.86       $10.20             0
   01/01/2009 to 12/31/2009...........    $10.20       $ 6.49             0
   01/01/2010 to 12/31/2010...........    $ 6.49       $ 4.74             0
   01/01/2011 to 12/31/2011...........    $ 4.74       $ 4.29             0
   01/01/2012 to 12/31/2012...........    $ 4.29       $ 3.42             0
   01/01/2013 to 12/31/2013...........    $ 3.42       $ 2.44             0
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........    $ 6.45       $ 5.64         7,841
   01/01/2005 to 12/31/2005...........    $ 5.64       $ 5.61       115,463
   01/01/2006 to 12/31/2006...........    $ 5.61       $ 5.45        50,432
   01/01/2007 to 12/31/2007...........    $ 5.45       $ 4.74         9,322
   01/01/2008 to 12/31/2008...........    $ 4.74       $ 6.92        16,880
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 4.05        17,427
   01/01/2010 to 12/31/2010...........    $ 4.05       $ 3.14        16,052
   01/01/2011 to 12/31/2011...........    $ 3.14       $ 2.77         7,265
   01/01/2012 to 12/31/2012...........    $ 2.77       $ 2.22         2,344
   01/01/2013 to 12/31/2013...........    $ 2.22       $ 1.54         6,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT SMALL-CAP
   01/01/2005 to 12/31/2005...........    $ 9.54       $ 9.12             0
   01/01/2006 to 12/31/2006...........    $ 9.12       $ 7.93             0
   01/01/2007 to 12/31/2007...........    $ 7.93       $ 8.16             0
   01/01/2008 to 12/31/2008...........    $ 8.16       $ 9.98             0
   01/01/2009 to 12/31/2009...........    $ 9.98       $ 6.65             0
   01/01/2010 to 12/31/2010...........    $ 6.65       $ 4.65             0
   01/01/2011 to 12/31/2011...........    $ 4.65       $ 4.17             0
   01/01/2012 to 12/31/2012...........    $ 4.17       $ 3.32             0
   01/01/2013 to 12/31/2013...........    $ 3.32       $ 2.25             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.11       $15.47        63,321
   01/01/2005 to 12/31/2005...........    $15.47       $16.39        76,733
   01/01/2006 to 12/31/2006...........    $16.39       $17.54        61,326
   01/01/2007 to 12/31/2007...........    $17.54       $17.98        62,662
   01/01/2008 to 12/31/2008...........    $17.98       $11.68         7,767
   01/01/2009 to 12/31/2009...........    $11.68       $14.52        10,515
   01/01/2010 to 12/31/2010...........    $14.52       $17.98        13,568
   01/01/2011 to 12/31/2011...........    $17.98       $17.94         6,277
   01/01/2012 to 12/31/2012...........    $17.94       $19.87         3,287
   01/01/2013 to 12/31/2013...........    $19.87       $27.49         3,728
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.47       $15.93        75,890
   01/01/2005 to 12/31/2005...........    $15.93       $16.32        53,265
   01/01/2006 to 12/31/2006...........    $16.32       $18.88        48,521
   01/01/2007 to 12/31/2007...........    $18.88       $17.25        35,888
   01/01/2008 to 12/31/2008...........    $17.25       $11.78        10,877
   01/01/2009 to 12/31/2009...........    $11.78       $13.97        14,313
   01/01/2010 to 12/31/2010...........    $13.97       $16.80        15,364
   01/01/2011 to 12/31/2011...........    $16.80       $15.87        10,075
   01/01/2012 to 12/31/2012...........    $15.87       $18.16         6,912
   01/01/2013 to 12/31/2013...........    $18.16       $24.63         8,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TECHNOLOGY
   01/01/2004 to 12/31/2004...........        --       $13.10           114
   01/01/2005 to 12/31/2005...........    $13.10       $13.07             0
   01/01/2006 to 12/31/2006...........    $13.07       $13.91             0
   01/01/2007 to 12/31/2007...........    $13.91       $15.67             0
   01/01/2008 to 12/31/2008...........    $15.67       $ 8.59             0
   01/01/2009 to 12/31/2009...........    $ 8.59       $13.66             0
   01/01/2010 to 12/31/2010...........    $13.66       $14.90             0
   01/01/2011 to 12/31/2011...........    $14.90       $14.48             0
   01/01/2012 to 12/31/2012...........    $14.48       $15.73             0
   01/01/2013 to 12/31/2013...........    $15.73       $19.39             0
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........    $10.13       $11.53        16,606
   01/01/2005 to 12/31/2005...........    $11.53       $10.60        12,065
   01/01/2006 to 12/31/2006...........    $10.60       $14.02        73,450
   01/01/2007 to 12/31/2007...........    $14.02       $14.97        53,740
   01/01/2008 to 12/31/2008...........    $14.97       $ 9.67        15,813
   01/01/2009 to 12/31/2009...........    $ 9.67       $10.22        17,697
   01/01/2010 to 12/31/2010...........    $10.22       $11.65        14,610
   01/01/2011 to 12/31/2011...........    $11.65       $11.69        10,588
   01/01/2012 to 12/31/2012...........    $11.69       $13.41         5,804
   01/01/2013 to 12/31/2013...........    $13.41       $14.81         3,991
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.79       $10.43        11,478
   01/01/2005 to 12/31/2005...........    $10.43       $11.20        27,438
   01/01/2006 to 12/31/2006...........    $11.20       $10.53        24,798
   01/01/2007 to 12/31/2007...........    $10.53       $11.42       174,837
   01/01/2008 to 12/31/2008...........    $11.42       $16.85        25,735
   01/01/2009 to 12/31/2009...........    $16.85       $11.18        16,663
   01/01/2010 to 12/31/2010...........    $11.18       $12.13        12,585
   01/01/2011 to 12/31/2011...........    $12.13       $17.14         7,955
   01/01/2012 to 12/31/2012...........    $17.14       $17.05         3,806
   01/01/2013 to 12/31/2013...........    $17.05       $13.59         2,063

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRABULL
   01/01/2005 to 12/31/2005...........    $16.72       $16.90             0
   01/01/2006 to 12/31/2006...........    $16.90       $20.49            77
   01/01/2007 to 12/31/2007...........    $20.49       $20.35            15
   01/01/2008 to 12/31/2008...........    $20.35       $ 6.53            17
   01/01/2009 to 12/31/2009...........    $ 6.53       $ 9.31            17
   01/01/2010 to 12/31/2010...........    $ 9.31       $11.20            17
   01/01/2011 to 12/31/2011...........    $11.20       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $13.34             0
   01/01/2013 to 12/31/2013...........    $13.34       $22.08             0
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.53       $20.80        28,117
   01/01/2005 to 12/31/2005...........    $20.80       $24.15        55,723
   01/01/2006 to 12/31/2006...........    $24.15       $26.32        65,843
   01/01/2007 to 12/31/2007...........    $26.32       $27.47        73,498
   01/01/2008 to 12/31/2008...........    $27.47       $ 8.80        11,680
   01/01/2009 to 12/31/2009...........    $ 8.80       $14.37        25,873
   01/01/2010 to 12/31/2010...........    $14.37       $21.19        24,228
   01/01/2011 to 12/31/2011...........    $21.19       $18.02         8,006
   01/01/2012 to 12/31/2012...........    $18.02       $23.52         5,862
   01/01/2013 to 12/31/2013...........    $23.52       $39.52         3,253
PROFUND VP ULTRANASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $19.53            90
   01/01/2005 to 12/31/2005...........    $19.53       $18.52         1,476
   01/01/2006 to 12/31/2006...........    $18.52       $19.13           248
   01/01/2007 to 12/31/2007...........    $19.13       $24.21           479
   01/01/2008 to 12/31/2008...........    $24.21       $ 6.50             0
   01/01/2009 to 12/31/2009...........    $ 6.50       $14.04             0
   01/01/2010 to 12/31/2010...........    $14.04       $18.70             0
   01/01/2011 to 12/31/2011...........    $18.70       $18.20             1
   01/01/2012 to 12/31/2012...........    $18.20       $23.98             0
   01/01/2013 to 12/31/2013...........    $23.98       $42.29             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRASMALL-CAP
   01/01/2004 to 12/31/2004...........        --       $25.20         4,066
   01/01/2005 to 12/31/2005...........    $25.20       $24.77         3,457
   01/01/2006 to 12/31/2006...........    $24.77       $30.74           591
   01/01/2007 to 12/31/2007...........    $30.74       $26.29           591
   01/01/2008 to 12/31/2008...........    $26.29       $ 8.76           591
   01/01/2009 to 12/31/2009...........    $ 8.76       $12.09           590
   01/01/2010 to 12/31/2010...........    $12.09       $17.68           590
   01/01/2011 to 12/31/2011...........    $17.68       $14.13           590
   01/01/2012 to 12/31/2012...........    $14.13       $18.03             0
   01/01/2013 to 12/31/2013...........    $18.03       $33.15             0
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.69       $15.13        74,584
   01/01/2005 to 12/31/2005...........    $15.13       $16.85       101,062
   01/01/2006 to 12/31/2006...........    $16.85       $19.79        87,625
   01/01/2007 to 12/31/2007...........    $19.79       $22.58       176,701
   01/01/2008 to 12/31/2008...........    $22.58       $15.41        14,559
   01/01/2009 to 12/31/2009...........    $15.41       $16.81        19,084
   01/01/2010 to 12/31/2010...........    $16.81       $17.54        16,655
   01/01/2011 to 12/31/2011...........    $17.54       $20.31        12,169
   01/01/2012 to 12/31/2012...........    $20.31       $20.03        10,084
   01/01/2013 to 12/31/2013...........    $20.03       $22.35         8,240
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        18,201
   01/01/2005 to 12/31/2005...........    $10.53       $12.07        34,056
   01/01/2006 to 12/31/2006...........    $12.07       $14.39        57,843
   01/01/2007 to 12/31/2007...........    $14.39       $16.95        59,050
   01/01/2008 to 12/31/2008...........    $16.95       $ 8.30         7,097
   01/01/2009 to 12/31/2009...........    $ 8.30       $11.21         4,197
   01/01/2010 to 12/31/2010...........    $11.21       $12.59         3,880
   01/01/2011 to 12/31/2011...........    $12.59       $10.55         3,688
   01/01/2012 to 12/31/2012...........    $10.55       $12.72         1,284
   01/01/2013 to 12/31/2013...........    $12.72       $14.89         1,035

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.27        37,547
   01/01/2005 to 12/31/2005...........    $13.27       $13.62        37,554
   01/01/2006 to 12/31/2006...........    $13.62       $13.80        46,197
   01/01/2007 to 12/31/2007...........    $13.80       $14.16        26,727
   01/01/2008 to 12/31/2008...........    $14.16       $10.05         3,602
   01/01/2009 to 12/31/2009...........    $10.05       $11.27         4,209
   01/01/2010 to 12/31/2010...........    $11.27       $13.24         7,433
   01/01/2011 to 12/31/2011...........    $13.24       $14.16         4,267
   01/01/2012 to 12/31/2012...........    $14.16       $15.26         4,046
   01/01/2013 to 12/31/2013...........    $15.26       $21.37         4,503
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.56       246,099
   01/01/2005 to 12/31/2005...........    $14.56       $15.38       726,729
   01/01/2006 to 12/31/2006...........    $15.38       $16.89       862,458
   01/01/2007 to 12/31/2007...........    $16.89       $18.21       833,102
   01/01/2008 to 12/31/2008...........    $18.21       $ 9.90        39,944
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.02       171,478
   01/01/2010 to 12/31/2010...........    $11.02       $12.93        69,556
   01/01/2011 to 12/31/2011...........    $12.93       $12.52        29,014
   01/01/2012 to 12/31/2012...........    $12.52       $13.94        19,604
   01/01/2013 to 12/31/2013...........    $13.94       $18.64        13,725
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.29        25,135
   01/01/2005 to 12/31/2005...........    $12.29       $11.71        22,470
   01/01/2006 to 12/31/2006...........    $11.71       $14.49        36,867
   01/01/2007 to 12/31/2007...........    $14.49       $14.36        28,436
   01/01/2008 to 12/31/2008...........    $14.36       $10.11           952
   01/01/2009 to 12/31/2009...........    $10.11       $11.35         4,956
   01/01/2010 to 12/31/2010...........    $11.35       $13.05        11,395
   01/01/2011 to 12/31/2011...........    $13.05       $13.85         7,305
   01/01/2012 to 12/31/2012...........    $13.85       $15.11         7,261
   01/01/2013 to 12/31/2013...........    $15.11       $19.47         2,853

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.77       412,741
   01/01/2006 to 12/31/2006...........    $ 9.77       $11.37       747,709
   01/01/2007 to 12/31/2007...........    $11.37       $11.32       592,184
   01/01/2008 to 12/31/2008...........    $11.32       $ 6.63        20,418
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 7.45        99,327
   01/01/2010 to 12/31/2010...........    $ 7.45       $ 8.55        65,720
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 8.93        25,578
   01/01/2012 to 12/31/2012...........    $ 8.93       $ 9.29        22,909
   01/01/2013 to 12/31/2013...........    $ 9.29       $11.73        15,019
VALUE LINE TARGET 25 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.60       $14.86           309
   01/01/2006 to 12/31/2006...........    $14.86       $15.06           308
   01/01/2007 to 12/31/2007...........    $15.06       $17.53           308
   01/01/2008 to 12/31/2008...........    $17.53       $ 7.80             0
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 8.23             0
   01/01/2010 to 12/31/2010...........    $ 8.23       $10.57         9,437
   01/01/2011 to 12/31/2011...........    $10.57       $ 7.85         9,438
   01/01/2012 to 12/31/2012...........    $ 7.85       $ 9.38         9,438
   01/01/2013 to 12/31/2013...........    $ 9.38       $12.13         9,438
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.32       $13.48        42,381
   01/01/2005 to 12/31/2005...........    $13.48       $13.99        53,780
   01/01/2006 to 12/31/2006...........    $13.99       $16.34        91,602
   01/01/2007 to 12/31/2007...........    $16.34       $16.54        58,668
   01/01/2008 to 12/31/2008...........    $16.54       $10.35         5,024
   01/01/2009 to 12/31/2009...........    $10.35       $11.91        25,804
   01/01/2010 to 07/16/2010...........    $11.91       $11.46             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.07       $14.61        34,356
   01/01/2011 to 12/31/2011...........    $14.61       $12.55        18,160
   01/01/2012 to 12/31/2012...........    $12.55       $14.05        15,603
   01/01/2013 to 12/31/2013...........    $14.05       $16.60        10,296
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.46       $13.36        21,091
   01/01/2011 to 12/31/2011...........    $13.36       $12.87         3,709
   01/01/2012 to 12/31/2012...........    $12.87       $15.15         1,510
   01/01/2013 to 12/31/2013...........    $15.15       $19.44         1,412
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.69       $19.80        16,952
   01/01/2011 to 12/31/2011...........    $19.80       $18.46         8,546
   01/01/2012 to 12/31/2012...........    $18.46       $21.96        10,409
   01/01/2013 to 12/31/2013...........    $21.96       $30.32         3,271
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.26        51,188
   01/01/2011 to 12/31/2011...........    $12.26       $11.55        18,487
   01/01/2012 to 12/31/2012...........    $11.55       $12.30         6,884
   01/01/2013 to 12/31/2013...........    $12.30       $18.24         6,227



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (1.60%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.57              0
   01/01/2006 to 12/31/2006...........    $10.57       $11.39              0
   01/01/2007 to 12/31/2007...........    $11.39       $11.79              0
   01/01/2008 to 12/31/2008...........    $11.79       $11.06              0
   01/01/2009 to 12/31/2009...........    $11.06       $12.73              0
   01/01/2010 to 12/31/2010...........    $12.73       $14.58              0
   01/01/2011 to 12/31/2011...........    $14.58       $14.74              0
   01/01/2012 to 12/31/2012...........    $14.74       $16.55              0
   01/01/2013 to 12/31/2013...........    $16.55       $17.92              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         25,256
   01/01/2006 to 12/31/2006...........    $10.02       $11.02        468,834
   01/01/2007 to 12/31/2007...........    $11.02       $11.84        510,754
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.94      1,276,265
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 9.72      2,848,031
   01/01/2010 to 12/31/2010...........    $ 9.72       $10.71      1,845,504
   01/01/2011 to 12/31/2011...........    $10.71       $10.26      1,277,360
   01/01/2012 to 12/31/2012...........    $10.26       $11.36      1,188,880
   01/01/2013 to 12/31/2013...........    $11.36       $12.29        390,164
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.66         63,819
   01/01/2007 to 12/31/2007...........    $10.66       $11.49         93,220
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.94        358,380
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 9.86        620,948
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.03        478,340
   01/01/2011 to 12/31/2011...........    $11.03       $10.86        362,807
   01/01/2012 to 12/31/2012...........    $10.86       $12.15        364,663
   01/01/2013 to 12/31/2013...........    $12.15       $13.93        153,861

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.85          6,727
   01/01/2005 to 12/02/2005...........    $10.85       $12.46              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28         16,087
   01/01/2005 to 12/02/2005...........    $11.28       $12.48              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.70       $11.85         45,084
   01/01/2005 to 12/31/2005...........    $11.85       $12.20         54,022
   01/01/2006 to 12/31/2006...........    $12.20       $14.03         97,189
   01/01/2007 to 12/31/2007...........    $14.03       $13.79         81,078
   01/01/2008 to 12/31/2008...........    $13.79       $ 8.86         73,560
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.26         83,871
   01/01/2010 to 12/31/2010...........    $10.26       $11.50         51,983
   01/01/2011 to 12/31/2011...........    $11.50       $11.72         34,704
   01/01/2012 to 05/04/2012...........    $11.72       $12.73              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         24,460
   01/01/2006 to 12/31/2006...........    $10.03       $10.91        166,573
   01/01/2007 to 12/31/2007...........    $10.91       $11.71        183,497
   01/01/2008 to 12/31/2008...........    $11.71       $ 8.21        708,536
   01/01/2009 to 12/31/2009...........    $ 8.21       $ 9.97      1,778,121
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.01      1,366,536
   01/01/2011 to 12/31/2011...........    $11.01       $10.71        906,862
   01/01/2012 to 12/31/2012...........    $10.71       $11.85        931,297
   01/01/2013 to 12/31/2013...........    $11.85       $13.72        479,007
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.17          5,405
   01/01/2012 to 12/31/2012...........    $ 9.17       $10.10          9,514
   01/01/2013 to 12/31/2013...........    $10.10       $11.01          6,458
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.50              0
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.32      2,678,768
   01/01/2009 to 12/31/2009...........    $11.32       $11.10      2,260,830
   01/01/2010 to 12/31/2010...........    $11.10       $11.94      1,420,350
   01/01/2011 to 12/31/2011...........    $11.94       $12.50      1,157,419
   01/01/2012 to 12/31/2012...........    $12.50       $12.68        860,891
   01/01/2013 to 12/31/2013...........    $12.68       $12.43        299,701

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.40        380,327
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.22        278,454
   01/01/2011 to 12/31/2011...........    $10.22       $11.03        275,614
   01/01/2012 to 12/31/2012...........    $11.03       $11.31        130,331
   01/01/2013 to 12/31/2013...........    $11.31       $11.05         50,957
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.78      1,521,944
   01/01/2011 to 12/31/2011...........    $10.78       $11.82        711,877
   01/01/2012 to 12/31/2012...........    $11.82       $12.23        255,245
   01/01/2013 to 12/31/2013...........    $12.23       $11.79         17,764
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.06      1,640,510
   01/01/2009 to 12/31/2009...........    $12.06       $11.15      1,694,279
   01/01/2010 to 12/31/2010...........    $11.15       $12.20        899,710
   01/01/2011 to 12/31/2011...........    $12.20       $13.63      1,958,754
   01/01/2012 to 12/31/2012...........    $13.63       $14.18        963,380
   01/01/2013 to 12/31/2013...........    $14.18       $13.51         55,649
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        843,068
   01/01/2009 to 12/31/2009...........    $12.13       $11.01        847,098
   01/01/2010 to 12/31/2010...........    $11.01       $12.07        584,918
   01/01/2011 to 12/31/2011...........    $12.07       $13.77        366,628
   01/01/2012 to 12/31/2012...........    $13.77       $14.35        951,107
   01/01/2013 to 12/31/2013...........    $14.35       $13.43        520,921
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.81         67,818
   01/01/2010 to 12/31/2010...........    $ 8.81       $ 9.69      1,186,344
   01/01/2011 to 12/31/2011...........    $ 9.69       $11.32        201,761
   01/01/2012 to 12/31/2012...........    $11.32       $11.84         28,671
   01/01/2013 to 12/31/2013...........    $11.84       $10.89      1,284,523
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.03      2,461,056
   01/01/2011 to 12/31/2011...........    $11.03       $13.06        728,952
   01/01/2012 to 12/31/2012...........    $13.06       $13.72        156,014
   01/01/2013 to 12/31/2013...........    $13.72       $12.56            292

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.04      2,327,140
   01/01/2012 to 12/31/2012...........    $12.04       $12.54      1,885,202
   01/01/2013 to 12/31/2013...........    $12.54       $11.14        175,317
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.42        986,123
   01/01/2013 to 12/31/2013...........    $10.42       $ 9.21      3,032,772
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.77      1,923,065
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         89,882
   01/01/2006 to 12/31/2006...........    $10.01       $11.19        309,410
   01/01/2007 to 12/31/2007...........    $11.19       $12.09        420,022
   01/01/2008 to 12/31/2008...........    $12.09       $ 7.74      1,415,200
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.54      2,699,371
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.65      1,923,884
   01/01/2011 to 12/31/2011...........    $10.65       $10.22      1,280,097
   01/01/2012 to 12/31/2012...........    $10.22       $11.44      1,255,382
   01/01/2013 to 12/31/2013...........    $11.44       $13.81        640,306
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.67              0
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.48       $14.23         36,159
   01/01/2005 to 12/31/2005...........    $14.23       $16.08         41,508
   01/01/2006 to 12/31/2006...........    $16.08       $21.64         46,276
   01/01/2007 to 12/31/2007...........    $21.64       $17.04         35,002
   01/01/2008 to 12/31/2008...........    $17.04       $10.89         30,138
   01/01/2009 to 12/31/2009...........    $10.89       $14.14         29,336
   01/01/2010 to 12/31/2010...........    $14.14       $17.91         30,983
   01/01/2011 to 12/31/2011...........    $17.91       $18.78         20,122
   01/01/2012 to 12/31/2012...........    $18.78       $21.32         18,452
   01/01/2013 to 12/31/2013...........    $21.32       $21.63          8,352

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.70       $12.85          9,395
   01/01/2005 to 12/31/2005...........    $12.85       $12.80         19,296
   01/01/2006 to 12/31/2006...........    $12.80       $15.11         25,868
   01/01/2007 to 12/31/2007...........    $15.11       $12.22         27,409
   01/01/2008 to 07/18/2008...........    $12.22       $11.20              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.69              0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.55       $12.78         70,619
   01/01/2005 to 12/31/2005...........    $12.78       $13.76        130,633
   01/01/2006 to 12/31/2006...........    $13.76       $15.29        118,059
   01/01/2007 to 12/31/2007...........    $15.29       $16.73        111,546
   01/01/2008 to 12/31/2008...........    $16.73       $ 9.21        101,342
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.02         98,034
   01/01/2010 to 12/31/2010...........    $12.02       $15.67         71,601
   01/01/2011 to 12/31/2011...........    $15.67       $13.40         52,087
   01/01/2012 to 12/31/2012...........    $13.40       $15.83         30,652
   01/01/2013 to 12/31/2013...........    $15.83       $21.94         11,834
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00              0
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.16         81,474
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.55        104,107
   01/01/2010 to 12/31/2010...........    $ 8.55       $ 9.53         74,135
   01/01/2011 to 12/31/2011...........    $ 9.53       $ 9.15         67,173
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.23         69,568
   01/01/2013 to 12/31/2013...........    $10.23       $12.00         27,043
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.58         42,328
   01/01/2007 to 12/31/2007...........    $10.58       $11.31         71,865
   01/01/2008 to 12/31/2008...........    $11.31       $ 7.29        497,715
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 8.88      1,122,828
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.00        795,603
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.69        576,932
   01/01/2012 to 12/31/2012...........    $ 9.69       $10.55        532,374
   01/01/2013 to 12/31/2013...........    $10.55       $11.91        193,207

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47        36,120
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.36             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.75       183,634
   01/01/2013 to 12/31/2013...........    $10.75       $13.17        89,380
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.82        12,012
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11         1,053
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.13         4,894
   01/01/2010 to 12/31/2010...........    $ 8.13       $ 9.61         3,871
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 8.98         3,737
   01/01/2012 to 12/31/2012...........    $ 8.98       $11.21         2,995
   01/01/2013 to 12/31/2013...........    $11.21       $11.51         2,117
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.66         8,927
   01/01/2005 to 12/31/2005...........    $10.66       $10.84        12,379
   01/01/2006 to 12/31/2006...........    $10.84       $11.74        13,352
   01/01/2007 to 12/31/2007...........    $11.74       $13.16        25,769
   01/01/2008 to 12/31/2008...........    $13.16       $ 7.74        19,050
   01/01/2009 to 12/31/2009...........    $ 7.74       $11.37        24,990
   01/01/2010 to 12/31/2010...........    $11.37       $12.34        17,113
   01/01/2011 to 12/31/2011...........    $12.34       $11.66        14,374
   01/01/2012 to 12/31/2012...........    $11.66       $13.75         9,471
   01/01/2013 to 12/31/2013...........    $13.75       $17.55         9,660
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.64       $11.63       361,569
   01/01/2005 to 12/31/2005...........    $11.63       $11.99       596,305
   01/01/2006 to 12/31/2006...........    $11.99       $13.83       497,604
   01/01/2007 to 12/31/2007...........    $13.83       $14.31       446,607
   01/01/2008 to 12/31/2008...........    $14.31       $ 8.35       413,628
   01/01/2009 to 12/31/2009...........    $ 8.35       $ 9.79       406,667
   01/01/2010 to 12/31/2010...........    $ 9.79       $10.88       356,844
   01/01/2011 to 12/31/2011...........    $10.88       $10.11       221,478
   01/01/2012 to 12/31/2012...........    $10.11       $11.91       102,889
   01/01/2013 to 12/31/2013...........    $11.91       $15.65        32,643

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.52       $12.05        55,808
   01/01/2005 to 12/31/2005...........    $12.05       $12.42        98,359
   01/01/2006 to 12/31/2006...........    $12.42       $12.99        84,452
   01/01/2007 to 12/31/2007...........    $12.99       $15.25        78,393
   01/01/2008 to 12/31/2008...........    $15.25       $ 8.88        73,693
   01/01/2009 to 12/31/2009...........    $ 8.88       $13.73        73,559
   01/01/2010 to 12/31/2010...........    $13.73       $16.19        55,798
   01/01/2011 to 12/31/2011...........    $16.19       $15.46        42,625
   01/01/2012 to 12/31/2012...........    $15.46       $18.20        24,844
   01/01/2013 to 12/31/2013...........    $18.20       $23.67        10,480
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17           111
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.59        83,416
   01/01/2009 to 12/31/2009...........    $ 7.59       $ 9.21       243,577
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.11       195,509
   01/01/2011 to 12/31/2011...........    $10.11       $ 9.90       161,208
   01/01/2012 to 12/31/2012...........    $ 9.90       $10.73       112,624
   01/01/2013 to 12/31/2013...........    $10.73       $11.59        45,137
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $10.00       $12.86        17,124
   01/01/2010 to 12/31/2010...........    $12.86       $16.04        14,152
   01/01/2011 to 12/31/2011...........    $16.04       $15.99        11,602
   01/01/2012 to 12/31/2012...........    $15.99       $18.20        11,191
   01/01/2013 to 12/31/2013...........    $18.20       $24.86        11,414
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.66       $12.39        19,713
   01/01/2005 to 12/31/2005...........    $12.39       $13.33        16,516
   01/01/2006 to 12/31/2006...........    $13.33       $15.97        45,757
   01/01/2007 to 12/31/2007...........    $15.97       $15.90        42,602
   01/01/2008 to 12/31/2008...........    $15.90       $ 9.81        49,044
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.41        46,620
   01/01/2010 to 12/31/2010...........    $11.41       $12.63        32,350
   01/01/2011 to 12/31/2011...........    $12.63       $12.37        27,180
   01/01/2012 to 12/31/2012...........    $12.37       $13.80        26,453
   01/01/2013 to 12/31/2013...........    $13.80       $18.28        17,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.40       $11.37        51,737
   01/01/2005 to 12/31/2005...........    $11.37       $11.32        89,932
   01/01/2006 to 12/31/2006...........    $11.32       $12.29        78,194
   01/01/2007 to 12/31/2007...........    $12.29       $12.39        66,242
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.08        70,774
   01/01/2009 to 12/31/2009...........    $ 9.08       $12.11        72,189
   01/01/2010 to 12/31/2010...........    $12.11       $13.52        61,676
   01/01/2011 to 12/31/2011...........    $13.52       $13.73        44,751
   01/01/2012 to 12/31/2012...........    $13.73       $15.38        37,827
   01/01/2013 to 12/31/2013...........    $15.38       $16.22        13,073
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.56       $12.07       216,886
   01/01/2005 to 12/31/2005...........    $12.07       $13.85       321,847
   01/01/2006 to 12/31/2006...........    $13.85       $16.48       291,323
   01/01/2007 to 12/31/2007...........    $16.48       $19.31       249,967
   01/01/2008 to 12/31/2008...........    $19.31       $ 9.45       242,808
   01/01/2009 to 12/31/2009...........    $ 9.45       $12.59       229,341
   01/01/2010 to 12/31/2010...........    $12.59       $14.18       178,121
   01/01/2011 to 12/31/2011...........    $14.18       $12.15       120,855
   01/01/2012 to 12/31/2012...........    $12.15       $14.39        66,094
   01/01/2013 to 12/31/2013...........    $14.39       $16.86        18,320
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.85         5,183
   01/01/2005 to 12/31/2005...........    $12.85       $14.38        33,122
   01/01/2006 to 12/31/2006...........    $14.38       $18.03        45,411
   01/01/2007 to 12/31/2007...........    $18.03       $20.90        53,885
   01/01/2008 to 12/31/2008...........    $20.90       $11.52        57,654
   01/01/2009 to 12/31/2009...........    $11.52       $14.79        59,112
   01/01/2010 to 12/31/2010...........    $14.79       $16.16        47,525
   01/01/2011 to 12/31/2011...........    $16.16       $13.91        36,277
   01/01/2012 to 12/31/2012...........    $13.91       $15.97        28,075
   01/01/2013 to 12/31/2013...........    $15.97       $18.77        15,253

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19             0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.95        82,843
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.66       166,498
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.70        68,858
   01/01/2011 to 12/31/2011...........    $ 9.70       $ 9.49        68,415
   01/01/2012 to 12/31/2012...........    $ 9.49       $10.61        71,869
   01/01/2013 to 12/31/2013...........    $10.61       $12.14        41,076
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.81       $12.46        32,632
   01/01/2005 to 12/31/2005...........    $12.46       $13.61        56,472
   01/01/2006 to 12/31/2006...........    $13.61       $16.45        93,539
   01/01/2007 to 12/31/2007...........    $16.45       $17.71        78,807
   01/01/2008 to 12/31/2008...........    $17.71       $10.22        87,268
   01/01/2009 to 12/31/2009...........    $10.22       $13.66        71,754
   01/01/2010 to 12/31/2010...........    $13.66       $14.41        55,671
   01/01/2011 to 12/31/2011...........    $14.41       $12.88        49,878
   01/01/2012 to 12/31/2012...........    $12.88       $15.45        39,541
   01/01/2013 to 12/31/2013...........    $15.45       $17.54        10,470
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.35         4,895
   01/01/2005 to 12/31/2005...........    $11.35       $11.95         1,940
   01/01/2006 to 12/31/2006...........    $11.95       $13.07         2,295
   01/01/2007 to 12/31/2007...........    $13.07       $13.11        12,689
   01/01/2008 to 12/31/2008...........    $13.11       $10.63       333,679
   01/01/2009 to 12/31/2009...........    $10.63       $12.76       481,840
   01/01/2010 to 12/31/2010...........    $12.76       $13.47       333,592
   01/01/2011 to 12/31/2011...........    $13.47       $13.29       252,796
   01/01/2012 to 12/31/2012...........    $13.29       $14.48       236,865
   01/01/2013 to 12/31/2013...........    $14.48       $15.82       102,050

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         2,963
   01/01/2010 to 12/31/2010...........    $10.29       $11.27        17,421
   01/01/2011 to 12/31/2011...........    $11.27       $11.17           491
   01/01/2012 to 12/31/2012...........    $11.17       $12.66           492
   01/01/2013 to 12/31/2013...........    $12.66       $17.00           672
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30         2,968
   01/01/2010 to 12/31/2010...........    $10.30       $11.53        17,619
   01/01/2011 to 12/31/2011...........    $11.53       $10.68           181
   01/01/2012 to 12/31/2012...........    $10.68       $11.90           496
   01/01/2013 to 12/31/2013...........    $11.90       $15.39         8,917
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.88        27,234
   01/01/2005 to 12/31/2005...........    $11.88       $12.44        67,568
   01/01/2006 to 12/31/2006...........    $12.44       $14.51        86,566
   01/01/2007 to 12/31/2007...........    $14.51       $13.85       102,364
   01/01/2008 to 12/31/2008...........    $13.85       $ 7.97        69,232
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 9.37        80,451
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.43        76,011
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.84        53,174
   01/01/2012 to 12/31/2012...........    $ 9.84       $11.31        48,521
   01/01/2013 to 12/31/2013...........    $11.31       $15.57        23,549
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.31       $11.74       386,737
   01/01/2005 to 12/31/2005...........    $11.74       $12.34       648,999
   01/01/2006 to 12/31/2006...........    $12.34       $13.02       620,445
   01/01/2007 to 12/31/2007...........    $13.02       $14.73       547,681
   01/01/2008 to 12/31/2008...........    $14.73       $ 8.17       499,804
   01/01/2009 to 12/31/2009...........    $ 8.17       $10.43       476,771
   01/01/2010 to 12/31/2010...........    $10.43       $12.29       373,734
   01/01/2011 to 12/31/2011...........    $12.29       $11.98       229,225
   01/01/2012 to 12/31/2012...........    $11.98       $13.23       130,595
   01/01/2013 to 12/31/2013...........    $13.23       $17.79        31,578

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.41       $11.00        92,187
   01/01/2005 to 12/31/2005...........    $11.00       $10.95       201,687
   01/01/2006 to 12/31/2006...........    $10.95       $11.84       179,597
   01/01/2007 to 12/31/2007...........    $11.84       $12.35       178,120
   01/01/2008 to 12/31/2008...........    $12.35       $ 9.33       130,028
   01/01/2009 to 12/31/2009...........    $ 9.33       $12.36       139,718
   01/01/2010 to 12/31/2010...........    $12.36       $13.79       109,500
   01/01/2011 to 12/31/2011...........    $13.79       $14.95        73,866
   01/01/2012 to 12/31/2012...........    $14.95       $15.58        52,914
   01/01/2013 to 12/31/2013...........    $15.58       $15.03         5,038
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.76       $12.54        17,891
   01/01/2005 to 12/31/2005...........    $12.54       $13.27        20,906
   01/01/2006 to 12/31/2006...........    $13.27       $16.24        22,089
   01/01/2007 to 12/31/2007...........    $16.24       $17.48        21,865
   01/01/2008 to 12/31/2008...........    $17.48       $11.35         8,247
   01/01/2009 to 12/31/2009...........    $11.35       $14.69        11,782
   01/01/2010 to 12/31/2010...........    $14.69       $16.20         9,532
   01/01/2011 to 12/31/2011...........    $16.20       $15.44         7,212
   01/01/2012 to 12/31/2012...........    $15.44       $18.70         7,490
   01/01/2013 to 12/31/2013...........    $18.70       $23.48        16,807
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.22       $11.13        21,410
   01/01/2005 to 12/31/2005...........    $11.13       $11.64        85,209
   01/01/2006 to 12/31/2006...........    $11.64       $12.56        57,589
   01/01/2007 to 12/31/2007...........    $12.56       $14.23        55,767
   01/01/2008 to 12/31/2008...........    $14.23       $ 8.92        64,502
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.91        71,606
   01/01/2010 to 12/31/2010...........    $10.91       $12.11        69,094
   01/01/2011 to 12/31/2011...........    $12.11       $11.84        59,637
   01/01/2012 to 12/31/2012...........    $11.84       $13.64        58,891
   01/01/2013 to 12/31/2013...........    $13.64       $18.35        17,710

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.20              0
   01/01/2013 to 12/31/2013...........    $10.20       $13.50            224
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.79       $12.24          4,942
   01/01/2005 to 12/31/2005...........    $12.24       $12.70         18,452
   01/01/2006 to 12/31/2006...........    $12.70       $14.28         21,361
   01/01/2007 to 12/31/2007...........    $14.28       $14.44         16,279
   01/01/2008 to 12/31/2008...........    $14.44       $ 8.79         24,657
   01/01/2009 to 12/31/2009...........    $ 8.79       $12.01         32,073
   01/01/2010 to 12/31/2010...........    $12.01       $14.61         23,314
   01/01/2011 to 12/31/2011...........    $14.61       $13.88         16,587
   01/01/2012 to 12/31/2012...........    $13.88       $16.17         10,536
   01/01/2013 to 12/31/2013...........    $16.17       $21.07          6,176
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.98       $ 9.90        167,246
   01/01/2005 to 12/31/2005...........    $ 9.90       $10.01        190,088
   01/01/2006 to 12/31/2006...........    $10.01       $10.30        160,575
   01/01/2007 to 12/31/2007...........    $10.30       $10.63        163,856
   01/01/2008 to 12/31/2008...........    $10.63       $10.72      1,049,835
   01/01/2009 to 12/31/2009...........    $10.72       $10.58        646,749
   01/01/2010 to 12/31/2010...........    $10.58       $10.41        323,305
   01/01/2011 to 12/31/2011...........    $10.41       $10.25        411,226
   01/01/2012 to 12/31/2012...........    $10.25       $10.08        348,780
   01/01/2013 to 12/31/2013...........    $10.08       $ 9.92         77,433
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.86       $13.12        108,730
   01/01/2005 to 12/31/2005...........    $13.12       $14.47        155,626
   01/01/2006 to 12/31/2006...........    $14.47       $15.77        141,288
   01/01/2007 to 12/31/2007...........    $15.77       $16.01        122,062
   01/01/2008 to 12/31/2008...........    $16.01       $ 9.09         92,775
   01/01/2009 to 12/31/2009...........    $ 9.09       $12.59        101,334
   01/01/2010 to 12/31/2010...........    $12.59       $15.29         87,867
   01/01/2011 to 12/31/2011...........    $15.29       $14.67         55,554
   01/01/2012 to 12/31/2012...........    $14.67       $16.91         49,639
   01/01/2013 to 12/31/2013...........    $16.91       $23.62         12,777

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07             0
   01/01/2012 to 12/31/2012...........    $10.07       $10.39           331
   01/01/2013 to 12/31/2013...........    $10.39       $ 9.94            86
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83        20,882
   01/01/2005 to 12/31/2005...........    $11.83       $13.22        41,659
   01/01/2006 to 12/31/2006...........    $13.22       $14.83        47,625
   01/01/2007 to 12/31/2007...........    $14.83       $17.84        53,512
   01/01/2008 to 12/31/2008...........    $17.84       $ 9.97        31,385
   01/01/2009 to 12/31/2009...........    $ 9.97       $12.74        44,277
   01/01/2010 to 12/31/2010...........    $12.74       $16.13        32,643
   01/01/2011 to 12/31/2011...........    $16.13       $16.14        19,999
   01/01/2012 to 12/31/2012...........    $16.14       $17.84        18,230
   01/01/2013 to 12/31/2013...........    $17.84       $23.28        14,733
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.36       $11.15        15,137
   01/01/2005 to 12/31/2005...........    $11.15       $11.02        15,159
   01/01/2006 to 12/31/2006...........    $11.02       $11.68        28,840
   01/01/2007 to 12/31/2007...........    $11.68       $13.64        28,292
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.71        13,393
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.30        15,221
   01/01/2010 to 12/31/2010...........    $ 9.30       $11.01         9,637
   01/01/2011 to 04/29/2011...........    $11.01       $12.35             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.33        27,149
   01/01/2013 to 12/31/2013...........    $10.33       $12.08        17,690
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.58        31,597
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 9.14        38,695
   01/01/2010 to 12/31/2010...........    $ 9.14       $10.99        31,540
   01/01/2011 to 12/31/2011...........    $10.99       $ 8.62        22,639
   01/01/2012 to 12/31/2012...........    $ 8.62       $10.01        19,009
   01/01/2013 to 12/31/2013...........    $10.01       $ 9.87         5,748
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.03       $10.07       264,755
   01/01/2005 to 12/31/2005...........    $10.07       $10.07       585,561
   01/01/2006 to 12/31/2006...........    $10.07       $10.29       609,983
   01/01/2007 to 12/31/2007...........    $10.29       $10.81       588,007
   01/01/2008 to 12/31/2008...........    $10.81       $10.76       388,371
   01/01/2009 to 12/31/2009...........    $10.76       $11.67       496,112
   01/01/2010 to 12/31/2010...........    $11.67       $11.93       385,035
   01/01/2011 to 12/31/2011...........    $11.93       $12.00       287,931
   01/01/2012 to 12/31/2012...........    $12.00       $12.37       206,368
   01/01/2013 to 12/31/2013...........    $12.37       $11.90        56,955
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.10       $10.43       329,463
   01/01/2005 to 12/31/2005...........    $10.43       $10.52       254,793
   01/01/2006 to 12/31/2006...........    $10.52       $10.74       316,950
   01/01/2007 to 12/31/2007...........    $10.74       $11.45       384,049
   01/01/2008 to 12/31/2008...........    $11.45       $11.01       420,223
   01/01/2009 to 12/31/2009...........    $11.01       $12.62       571,250
   01/01/2010 to 12/31/2010...........    $12.62       $13.38       429,529
   01/01/2011 to 12/31/2011...........    $13.38       $13.58       340,001
   01/01/2012 to 12/31/2012...........    $13.58       $14.61       258,267
   01/01/2013 to 12/31/2013...........    $14.61       $14.11       125,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04             0
   01/01/2006 to 12/31/2006...........    $10.04       $10.66         9,957
   01/01/2007 to 12/31/2007...........    $10.66       $11.41        37,326
   01/01/2008 to 12/31/2008...........    $11.41       $ 9.04       590,178
   01/01/2009 to 12/31/2009...........    $ 9.04       $10.67       784,695
   01/01/2010 to 12/31/2010...........    $10.67       $11.61       560,686
   01/01/2011 to 12/31/2011...........    $11.61       $11.54       518,147
   01/01/2012 to 12/31/2012...........    $11.54       $12.54       425,958
   01/01/2013 to 12/31/2013...........    $12.54       $13.47       189,917
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07             0
   01/01/2012 to 12/31/2012...........    $10.07       $10.61           689
   01/01/2013 to 12/31/2013...........    $10.61       $10.20           147
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49        93,105
   01/01/2007 to 12/31/2007...........    $10.49       $11.50       200,143
   01/01/2008 to 12/31/2008...........    $11.50       $ 6.71       399,166
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.31       887,109
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.74       705,823
   01/01/2011 to 12/31/2011...........    $ 9.74       $ 8.99       453,728
   01/01/2012 to 12/31/2012...........    $ 8.99       $ 9.98       421,861
   01/01/2013 to 12/31/2013...........    $ 9.98       $11.50       194,075
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.57       $11.44        18,801
   01/01/2005 to 12/31/2005...........    $11.44       $11.66        45,992
   01/01/2006 to 12/31/2006...........    $11.66       $12.92        54,771
   01/01/2007 to 12/31/2007...........    $12.92       $12.97        40,995
   01/01/2008 to 12/31/2008...........    $12.97       $ 7.82        30,429
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.38        24,108
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.62        16,599
   01/01/2011 to 12/31/2011...........    $10.62       $10.81        14,709
   01/01/2012 to 12/31/2012...........    $10.81       $12.63         2,682
   01/01/2013 to 12/31/2013...........    $12.63       $16.46         3,700

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.90         7,365
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.91             0
   01/01/2013 to 12/31/2013...........    $ 9.91       $11.94             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04             0
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.16       198,047
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.69       386,154
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.57       317,419
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.25       215,558
   01/01/2012 to 12/31/2012...........    $ 9.25       $10.03       210,282
   01/01/2013 to 12/31/2013...........    $10.03       $11.10       100,511
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.51         1,361
   01/01/2008 to 12/31/2008...........    $11.51       $ 7.34       102,987
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.16       247,558
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.30       156,666
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.90       125,829
   01/01/2012 to 12/31/2012...........    $ 9.90       $11.29       120,835
   01/01/2013 to 12/31/2013...........    $11.29       $13.11        74,095
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.10         2,728
   01/01/2005 to 12/31/2005...........    $11.10       $11.43         7,023
   01/01/2006 to 12/31/2006...........    $11.43       $12.33         5,410
   01/01/2007 to 12/31/2007...........    $12.33       $13.21        11,399
   01/01/2008 to 12/31/2008...........    $13.21       $ 9.08        65,106
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.38       494,478
   01/01/2010 to 12/31/2010...........    $11.38       $12.52       427,453
   01/01/2011 to 12/31/2011...........    $12.52       $11.90       244,200
   01/01/2012 to 12/31/2012...........    $11.90       $13.02       191,172
   01/01/2013 to 12/31/2013...........    $13.02       $14.65        50,950

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.30       $ 9.43         8,600
   01/01/2005 to 12/31/2005...........    $ 9.43       $ 9.42        14,132
   01/01/2006 to 12/31/2006...........    $ 9.42       $10.44        20,751
   01/01/2007 to 12/31/2007...........    $10.44       $11.00        31,082
   01/01/2008 to 12/31/2008...........    $11.00       $ 7.04        45,744
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 9.27        66,712
   01/01/2010 to 12/31/2010...........    $ 9.27       $12.45        54,161
   01/01/2011 to 12/31/2011...........    $12.45       $12.13        33,410
   01/01/2012 to 12/31/2012...........    $12.13       $13.39        43,214
   01/01/2013 to 12/31/2013...........    $13.39       $17.81        12,464
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.69       $12.24       120,010
   01/01/2005 to 12/31/2005...........    $12.24       $12.85       198,129
   01/01/2006 to 12/31/2006...........    $12.85       $15.18       179,457
   01/01/2007 to 12/31/2007...........    $15.18       $14.10       168,818
   01/01/2008 to 12/31/2008...........    $14.10       $ 9.75       164,705
   01/01/2009 to 12/31/2009...........    $ 9.75       $12.18       156,988
   01/01/2010 to 12/31/2010...........    $12.18       $15.10       119,458
   01/01/2011 to 12/31/2011...........    $15.10       $13.97        84,338
   01/01/2012 to 12/31/2012...........    $13.97       $16.25        52,699
   01/01/2013 to 12/31/2013...........    $16.25       $21.97        15,663
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.49       $11.48        57,827
   01/01/2005 to 12/31/2005...........    $11.48       $11.82        88,732
   01/01/2006 to 12/31/2006...........    $11.82       $13.09        87,818
   01/01/2007 to 12/31/2007...........    $13.09       $13.69       114,918
   01/01/2008 to 12/31/2008...........    $13.69       $ 9.98       205,397
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.19       323,980
   01/01/2010 to 12/31/2010...........    $12.19       $13.37       293,556
   01/01/2011 to 12/31/2011...........    $13.37       $13.42       234,239
   01/01/2012 to 12/31/2012...........    $13.42       $14.99       198,765
   01/01/2013 to 12/31/2013...........    $14.99       $17.23       104,523

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.70       $12.00        45,483
   01/01/2005 to 12/31/2005...........    $12.00       $12.46        83,646
   01/01/2006 to 12/31/2006...........    $12.46       $14.87        99,807
   01/01/2007 to 12/31/2007...........    $14.87       $14.11        94,095
   01/01/2008 to 12/31/2008...........    $14.11       $ 8.07        90,687
   01/01/2009 to 12/31/2009...........    $ 8.07       $ 9.83        90,715
   01/01/2010 to 12/31/2010...........    $ 9.83       $10.96        80,823
   01/01/2011 to 12/31/2011...........    $10.96       $10.60        55,878
   01/01/2012 to 12/31/2012...........    $10.60       $12.23        39,294
   01/01/2013 to 12/31/2013...........    $12.23       $15.61        16,215
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.27       $10.69        21,990
   01/01/2005 to 12/31/2005...........    $10.69       $12.25        33,467
   01/01/2006 to 12/31/2006...........    $12.25       $12.73       105,076
   01/01/2007 to 12/31/2007...........    $12.73       $13.56       118,462
   01/01/2008 to 12/31/2008...........    $13.56       $ 7.93       111,451
   01/01/2009 to 12/31/2009...........    $ 7.93       $11.97       132,142
   01/01/2010 to 12/31/2010...........    $11.97       $13.64       103,846
   01/01/2011 to 12/31/2011...........    $13.64       $13.19        81,032
   01/01/2012 to 12/31/2012...........    $13.19       $15.26        66,475
   01/01/2013 to 12/31/2013...........    $15.26       $21.63        40,160
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.25       $14.52        15,011
   01/01/2005 to 12/31/2005...........    $14.52       $18.78        25,941
   01/01/2006 to 12/31/2006...........    $18.78       $21.41        22,706
   01/01/2007 to 12/31/2007...........    $21.41       $29.60        27,442
   01/01/2008 to 12/31/2008...........    $29.60       $14.56        37,235
   01/01/2009 to 12/31/2009...........    $14.56       $21.40        53,890
   01/01/2010 to 12/31/2010...........    $21.40       $25.37        43,500
   01/01/2011 to 12/31/2011...........    $25.37       $21.24        31,396
   01/01/2012 to 12/31/2012...........    $21.24       $21.66        32,913
   01/01/2013 to 12/31/2013...........    $21.66       $24.59        11,328

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.35       $11.06        85,967
   01/01/2005 to 12/31/2005...........    $11.06       $10.40       137,577
   01/01/2006 to 12/31/2006...........    $10.40       $10.88       148,189
   01/01/2007 to 12/31/2007...........    $10.88       $11.73       170,413
   01/01/2008 to 12/31/2008...........    $11.73       $11.26       149,809
   01/01/2009 to 12/31/2009...........    $11.26       $12.43       146,385
   01/01/2010 to 12/31/2010...........    $12.43       $12.93       116,874
   01/01/2011 to 12/31/2011...........    $12.93       $13.25        78,444
   01/01/2012 to 12/31/2012...........    $13.25       $13.72        52,438
   01/01/2013 to 12/31/2013...........    $13.72       $12.99        19,854
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.38       123,099
   01/01/2007 to 12/31/2007...........    $11.38       $12.27       125,079
   01/01/2008 to 12/31/2008...........    $12.27       $ 6.96       206,906
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.80       394,247
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.93       269,526
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.43       204,964
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.30       216,620
   01/01/2013 to 12/31/2013...........    $10.30       $12.21       134,419
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98         7,051
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.31        52,637
   01/01/2009 to 12/31/2009...........    $ 9.31       $10.23        45,898
   01/01/2010 to 12/31/2010...........    $10.23       $10.85        34,425
   01/01/2011 to 12/31/2011...........    $10.85       $11.32        28,198
   01/01/2012 to 12/31/2012...........    $11.32       $12.01        23,204
   01/01/2013 to 12/31/2013...........    $12.01       $11.64        20,123

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.44         8,175
   01/01/2006 to 12/31/2006...........    $11.44       $12.50         8,840
   01/01/2007 to 12/31/2007...........    $12.50       $13.66         8,408
   01/01/2008 to 12/31/2008...........    $13.66       $ 7.91         7,075
   01/01/2009 to 12/31/2009...........    $ 7.91       $10.88         9,801
   01/01/2010 to 07/16/2010...........    $10.88       $10.66             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........        --       $12.26        14,337
   01/01/2005 to 12/31/2005...........    $12.26       $14.00         7,288
   01/01/2006 to 12/31/2006...........    $14.00       $16.96         8,003
   01/01/2007 to 12/31/2007...........    $16.96       $19.19        16,047
   01/01/2008 to 12/31/2008...........    $19.19       $11.05        10,035
   01/01/2009 to 12/31/2009...........    $11.05       $12.61        13,593
   01/01/2010 to 07/16/2010...........    $12.61       $11.98             0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $11.04         1,787
   01/01/2005 to 12/31/2005...........    $11.04       $11.28           879
   01/01/2006 to 12/31/2006...........    $11.28       $11.77         1,766
   01/01/2007 to 12/31/2007...........    $11.77       $12.96         2,907
   01/01/2008 to 12/31/2008...........    $12.96       $ 9.29         1,229
   01/01/2009 to 12/31/2009...........    $ 9.29       $13.16         3,811
   01/01/2010 to 07/16/2010...........    $13.16       $12.29             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.12         6,549
   01/01/2009 to 12/31/2009...........    $ 6.12       $ 7.75        27,318
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 9.08        17,408
   01/01/2011 to 12/31/2011...........    $ 9.08       $ 7.96        13,665
   01/01/2012 to 12/31/2012...........    $ 7.96       $ 8.92        16,629
   01/01/2013 to 12/31/2013...........    $ 8.92       $11.50        20,157

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.65       138,038
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.50       374,992
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.23       221,109
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.93       181,018
   01/01/2012 to 09/21/2012...........    $ 8.93       $10.00             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.85           927
   01/01/2005 to 12/31/2005...........    $11.85       $12.85         4,886
   01/01/2006 to 12/31/2006...........    $12.85       $17.51        13,453
   01/01/2007 to 12/31/2007...........    $17.51       $19.52        17,465
   01/01/2008 to 12/31/2008...........    $19.52       $10.99        19,024
   01/01/2009 to 12/31/2009...........    $10.99       $15.26        19,067
   01/01/2010 to 12/31/2010...........    $15.26       $16.47        11,878
   01/01/2011 to 12/31/2011...........    $16.47       $14.99         8,101
   01/01/2012 to 12/31/2012...........    $14.99       $18.50         5,346
   01/01/2013 to 12/31/2013...........    $18.50       $20.81         2,354
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.17         6,060
   01/01/2012 to 04/27/2012...........    $ 8.17       $ 9.27             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12         5,077
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.66         4,925
   01/01/2013 to 12/31/2013...........    $10.66       $13.74         3,210

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.76         7,898
   01/01/2005 to 12/31/2005...........    $11.76       $12.82         9,720
   01/01/2006 to 12/31/2006...........    $12.82       $14.64        10,158
   01/01/2007 to 12/31/2007...........    $14.64       $16.16        11,151
   01/01/2008 to 12/31/2008...........    $16.16       $ 8.26         9,152
   01/01/2009 to 12/31/2009...........    $ 8.26       $11.58        12,445
   01/01/2010 to 12/31/2010...........    $11.58       $14.10         9,416
   01/01/2011 to 04/29/2011...........    $14.10       $15.71             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.20         4,380
   01/01/2005 to 12/31/2005...........    $11.20       $11.68         3,062
   01/01/2006 to 12/31/2006...........    $11.68       $13.38         9,961
   01/01/2007 to 12/31/2007...........    $13.38       $10.24         3,643
   01/01/2008 to 12/31/2008...........    $10.24       $ 4.09        10,034
   01/01/2009 to 12/31/2009...........    $ 4.09       $ 5.12        15,291
   01/01/2010 to 12/31/2010...........    $ 5.12       $ 5.56        25,969
   01/01/2011 to 04/29/2011...........    $ 5.56       $ 5.87             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $10.87       $11.50         8,859
   01/01/2005 to 12/31/2005...........    $11.50       $12.24        11,168
   01/01/2006 to 12/31/2006...........    $12.24       $12.68        14,983
   01/01/2007 to 12/31/2007...........    $12.68       $13.95        11,030
   01/01/2008 to 12/31/2008...........    $13.95       $ 9.80        10,877
   01/01/2009 to 12/31/2009...........    $ 9.80       $12.31        13,730
   01/01/2010 to 12/31/2010...........    $12.31       $12.76        10,647
   01/01/2011 to 12/31/2011...........    $12.76       $13.05         6,015
   01/01/2012 to 12/31/2012...........    $13.05       $15.52         8,877
   01/01/2013 to 12/31/2013...........    $15.52       $21.47         4,013

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.77         1,632
   01/01/2013 to 12/31/2013...........    $ 9.77       $13.17         1,238
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.22             0
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 9.63             0
   01/01/2010 to 12/31/2010...........    $ 9.63       $11.50             0
   01/01/2011 to 12/31/2011...........    $11.50       $10.74             0
   01/01/2012 to 12/31/2012...........    $10.74       $11.77             0
   01/01/2013 to 12/31/2013...........    $11.77       $14.49             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $10.90       $12.85        31,734
   01/01/2005 to 12/31/2005...........    $12.85       $16.62        32,942
   01/01/2006 to 12/31/2006...........    $16.62       $22.02        43,786
   01/01/2007 to 12/31/2007...........    $22.02       $31.09        34,999
   01/01/2008 to 12/31/2008...........    $31.09       $12.89        25,873
   01/01/2009 to 12/31/2009...........    $12.89       $20.58        42,397
   01/01/2010 to 12/31/2010...........    $20.58       $23.52        26,157
   01/01/2011 to 12/31/2011...........    $23.52       $17.96        15,165
   01/01/2012 to 12/31/2012...........    $17.96       $20.63        10,675
   01/01/2013 to 12/31/2013...........    $20.63       $20.31         7,203
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.22         7,026
   01/01/2005 to 12/31/2005...........    $10.22       $12.02         8,576
   01/01/2006 to 12/31/2006...........    $12.02       $16.47        13,447
   01/01/2007 to 12/31/2007...........    $16.47       $23.94        11,166
   01/01/2008 to 12/31/2008...........    $23.94       $11.59         6,883
   01/01/2009 to 12/31/2009...........    $11.59       $17.58         9,093
   01/01/2010 to 12/31/2010...........    $17.58       $19.70         4,317
   01/01/2011 to 12/31/2011...........    $19.70       $14.15         4,693
   01/01/2012 to 12/31/2012...........    $14.15       $16.08         3,275
   01/01/2013 to 12/31/2013...........    $16.08       $18.19           439

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.67         2,773
   01/01/2005 to 12/31/2005...........    $11.67       $11.47         4,825
   01/01/2006 to 12/31/2006...........    $11.47       $13.03           398
   01/01/2007 to 12/31/2007...........    $13.03       $ 9.32           398
   01/01/2008 to 12/31/2008...........    $ 9.32       $ 4.87         4,277
   01/01/2009 to 12/31/2009...........    $ 4.87       $ 4.59         3,340
   01/01/2010 to 12/31/2010...........    $ 4.59       $ 4.89         1,217
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 3.52             0
   01/01/2012 to 12/31/2012...........    $ 3.52       $ 4.63            11
   01/01/2013 to 12/31/2013...........    $ 4.63       $ 6.08           983
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.54         9,417
   01/01/2005 to 12/31/2005...........    $12.54       $12.64        12,312
   01/01/2006 to 12/31/2006...........    $12.64       $14.36         7,803
   01/01/2007 to 12/31/2007...........    $14.36       $18.47        12,902
   01/01/2008 to 12/31/2008...........    $18.47       $ 8.83         6,953
   01/01/2009 to 12/31/2009...........    $ 8.83       $14.10         3,976
   01/01/2010 to 12/31/2010...........    $14.10       $18.00         7,372
   01/01/2011 to 12/31/2011...........    $18.00       $14.85         6,376
   01/01/2012 to 12/31/2012...........    $14.85       $15.85         5,112
   01/01/2013 to 12/31/2013...........    $15.85       $18.47           644
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 8.21         1,186
   01/01/2005 to 12/31/2005...........    $ 8.21       $ 7.97         2,883
   01/01/2006 to 12/31/2006...........    $ 7.97       $ 7.26         1,730
   01/01/2007 to 12/31/2007...........    $ 7.26       $ 7.18         3,914
   01/01/2008 to 12/31/2008...........    $ 7.18       $ 9.89        12,697
   01/01/2009 to 12/31/2009...........    $ 9.89       $ 7.02         7,977
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 5.68         8,279
   01/01/2011 to 12/31/2011...........    $ 5.68       $ 5.09         2,693
   01/01/2012 to 12/31/2012...........    $ 5.09       $ 4.18           747
   01/01/2013 to 12/31/2013...........    $ 4.18       $ 3.02           150

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.34        26,383
   01/01/2005 to 12/31/2005...........    $11.34       $11.47        60,761
   01/01/2006 to 12/31/2006...........    $11.47       $12.82        59,043
   01/01/2007 to 12/31/2007...........    $12.82       $13.07        22,313
   01/01/2008 to 12/31/2008...........    $13.07       $ 8.01        17,785
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.80        44,539
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.86        41,019
   01/01/2011 to 12/31/2011...........    $10.86       $10.69        34,482
   01/01/2012 to 12/31/2012...........    $10.69       $11.98         3,713
   01/01/2013 to 12/31/2013...........    $11.98       $15.29         2,838
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.49         3,092
   01/01/2005 to 12/31/2005...........    $11.49       $11.27         3,043
   01/01/2006 to 12/31/2006...........    $11.27       $12.49         9,978
   01/01/2007 to 12/31/2007...........    $12.49       $13.22         6,394
   01/01/2008 to 12/31/2008...........    $13.22       $ 9.53         1,922
   01/01/2009 to 12/31/2009...........    $ 9.53       $11.40             0
   01/01/2010 to 12/31/2010...........    $11.40       $13.17         1,231
   01/01/2011 to 12/31/2011...........    $13.17       $13.86         4,409
   01/01/2012 to 12/31/2012...........    $13.86       $15.12         2,408
   01/01/2013 to 12/31/2013...........    $15.12       $19.11           541
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.78        10,848
   01/01/2005 to 12/31/2005...........    $10.78       $10.11         3,169
   01/01/2006 to 12/31/2006...........    $10.11       $11.14             0
   01/01/2007 to 12/31/2007...........    $11.14       $10.06           130
   01/01/2008 to 12/31/2008...........    $10.06       $ 6.79             0
   01/01/2009 to 12/31/2009...........    $ 6.79       $ 8.74           571
   01/01/2010 to 12/31/2010...........    $ 8.74       $10.44         9,836
   01/01/2011 to 12/31/2011...........    $10.44       $10.84         8,284
   01/01/2012 to 12/31/2012...........    $10.84       $13.03         2,765
   01/01/2013 to 12/31/2013...........    $13.03       $17.93           343

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.49         2,913
   01/01/2005 to 12/31/2005...........    $12.49       $13.29         1,041
   01/01/2006 to 12/31/2006...........    $13.29       $15.36         2,748
   01/01/2007 to 12/31/2007...........    $15.36       $17.32         7,697
   01/01/2008 to 12/31/2008...........    $17.32       $ 9.54         4,444
   01/01/2009 to 12/31/2009...........    $ 9.54       $12.42         9,731
   01/01/2010 to 12/31/2010...........    $12.42       $12.55        10,253
   01/01/2011 to 12/31/2011...........    $12.55       $11.25         5,470
   01/01/2012 to 12/31/2012...........    $11.25       $12.91         3,239
   01/01/2013 to 12/31/2013...........    $12.91       $15.45         2,901
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $11.36         6,588
   01/01/2005 to 12/31/2005...........    $11.36       $11.62        14,486
   01/01/2006 to 12/31/2006...........    $11.62       $13.42         5,406
   01/01/2007 to 12/31/2007...........    $13.42       $10.68         4,772
   01/01/2008 to 12/31/2008...........    $10.68       $ 5.20         7,795
   01/01/2009 to 12/31/2009...........    $ 5.20       $ 5.88        20,607
   01/01/2010 to 12/31/2010...........    $ 5.88       $ 6.42        18,145
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.44        21,432
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.68         8,522
   01/01/2013 to 12/31/2013...........    $ 6.68       $ 8.68         1,105
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........        --       $10.74           490
   01/01/2005 to 12/31/2005...........    $10.74       $11.20         5,801
   01/01/2006 to 12/31/2006...........    $11.20       $11.60         5,233
   01/01/2007 to 12/31/2007...........    $11.60       $12.17         9,471
   01/01/2008 to 12/31/2008...........    $12.17       $ 9.07         1,966
   01/01/2009 to 12/31/2009...........    $ 9.07       $10.66         4,796
   01/01/2010 to 12/31/2010...........    $10.66       $10.79         6,837
   01/01/2011 to 12/31/2011...........    $10.79       $11.69        10,065
   01/01/2012 to 12/31/2012...........    $11.69       $13.51         4,938
   01/01/2013 to 12/31/2013...........    $13.51       $18.58           699

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.18         6,290
   01/01/2005 to 12/31/2005...........    $12.18       $12.28         8,808
   01/01/2006 to 12/31/2006...........    $12.28       $13.49           527
   01/01/2007 to 12/31/2007...........    $13.49       $14.83         8,229
   01/01/2008 to 12/31/2008...........    $14.83       $ 8.68        12,907
   01/01/2009 to 12/31/2009...........    $ 8.68       $10.60        18,144
   01/01/2010 to 12/31/2010...........    $10.60       $12.91         6,521
   01/01/2011 to 12/31/2011...........    $12.91       $12.48         4,059
   01/01/2012 to 12/31/2012...........    $12.48       $14.22             3
   01/01/2013 to 12/31/2013...........    $14.22       $19.33             0
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $10.44         3,086
   01/01/2005 to 12/31/2005...........    $10.44       $14.56        19,238
   01/01/2006 to 12/31/2006...........    $14.56       $15.88         7,757
   01/01/2007 to 12/31/2007...........    $15.88       $14.06         2,371
   01/01/2008 to 12/31/2008...........    $14.06       $ 8.19            91
   01/01/2009 to 12/31/2009...........    $ 8.19       $ 8.89         3,813
   01/01/2010 to 12/31/2010...........    $ 8.89       $ 8.17         3,443
   01/01/2011 to 12/31/2011...........    $ 8.17       $ 6.55         1,896
   01/01/2012 to 12/31/2012...........    $ 6.55       $ 7.93         1,416
   01/01/2013 to 12/31/2013...........    $ 7.93       $11.56           914
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.38         1,497
   01/01/2005 to 12/31/2005...........    $10.38       $10.31         2,227
   01/01/2006 to 12/31/2006...........    $10.31       $11.06         1,785
   01/01/2007 to 12/31/2007...........    $11.06       $11.64         5,519
   01/01/2008 to 12/31/2008...........    $11.64       $ 7.38         1,354
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 9.43         4,693
   01/01/2010 to 12/31/2010...........    $ 9.43       $10.50         5,066
   01/01/2011 to 12/31/2011...........    $10.50       $10.66         1,923
   01/01/2012 to 12/31/2012...........    $10.66       $11.82           489
   01/01/2013 to 12/31/2013...........    $11.82       $15.19         1,364

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.51         2,824
   01/01/2006 to 12/31/2006...........    $10.51       $12.27        39,582
   01/01/2007 to 12/31/2007...........    $12.27       $12.09         8,880
   01/01/2008 to 12/31/2008...........    $12.09       $ 7.09        51,906
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.33         2,916
   01/01/2010 to 12/31/2010...........    $ 8.33       $ 9.25         3,895
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.99         1,548
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.21        18,254
   01/01/2013 to 12/31/2013...........    $10.21       $13.05         1,249
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.21         2,696
   01/01/2005 to 12/31/2005...........    $11.21       $12.27        34,265
   01/01/2006 to 12/31/2006...........    $12.27       $12.55            57
   01/01/2007 to 12/31/2007...........    $12.55       $13.80           576
   01/01/2008 to 12/31/2008...........    $13.80       $ 8.31           633
   01/01/2009 to 12/31/2009...........    $ 8.31       $11.31         1,388
   01/01/2010 to 12/31/2010...........    $11.31       $14.29         2,139
   01/01/2011 to 12/31/2011...........    $14.29       $13.66         5,394
   01/01/2012 to 12/31/2012...........    $13.66       $15.51         2,604
   01/01/2013 to 12/31/2013...........    $15.51       $19.92         1,584
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.30         3,276
   01/01/2005 to 12/31/2005...........    $12.30       $13.18         7,951
   01/01/2006 to 12/31/2006...........    $13.18       $14.56         6,924
   01/01/2007 to 12/31/2007...........    $14.56       $14.47         9,435
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.07         1,227
   01/01/2009 to 12/31/2009...........    $ 9.07       $11.68           814
   01/01/2010 to 12/31/2010...........    $11.68       $13.84         1,902
   01/01/2011 to 12/31/2011...........    $13.84       $13.08         2,591
   01/01/2012 to 12/31/2012...........    $13.08       $15.01         2,111
   01/01/2013 to 12/31/2013...........    $15.01       $19.52         1,248

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $11.00        32,794
   01/01/2005 to 12/31/2005...........    $11.00       $10.85         8,721
   01/01/2006 to 12/31/2006...........    $10.85       $11.26         8,353
   01/01/2007 to 12/31/2007...........    $11.26       $13.03        21,668
   01/01/2008 to 12/31/2008...........    $13.03       $ 7.37         1,905
   01/01/2009 to 12/31/2009...........    $ 7.37       $11.03         4,571
   01/01/2010 to 12/31/2010...........    $11.03       $12.83         5,562
   01/01/2011 to 12/31/2011...........    $12.83       $12.81        13,866
   01/01/2012 to 12/31/2012...........    $12.81       $14.65        12,013
   01/01/2013 to 12/31/2013...........    $14.65       $19.36         4,566
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.91         8,976
   01/01/2005 to 12/31/2005...........    $13.91       $17.98        13,884
   01/01/2006 to 12/31/2006...........    $17.98       $21.34         9,422
   01/01/2007 to 12/31/2007...........    $21.34       $27.81        11,547
   01/01/2008 to 12/31/2008...........    $27.81       $17.26         5,186
   01/01/2009 to 12/31/2009...........    $17.26       $19.61         8,943
   01/01/2010 to 12/31/2010...........    $19.61       $22.72         6,360
   01/01/2011 to 12/31/2011...........    $22.72       $22.86         1,357
   01/01/2012 to 12/31/2012...........    $22.86       $23.15         2,789
   01/01/2013 to 12/31/2013...........    $23.15       $28.26           432
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $10.65       $ 9.51         2,904
   01/01/2005 to 12/31/2005...........    $ 9.51       $ 9.00         1,425
   01/01/2006 to 12/31/2006...........    $ 9.00       $ 9.94           698
   01/01/2007 to 12/31/2007...........    $ 9.94       $10.01           253
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.93         2,866
   01/01/2009 to 12/31/2009...........    $ 7.93       $ 9.12         1,521
   01/01/2010 to 12/31/2010...........    $ 9.12       $ 9.01         1,131
   01/01/2011 to 12/31/2011...........    $ 9.01       $10.30         5,129
   01/01/2012 to 12/31/2012...........    $10.30       $11.34             5
   01/01/2013 to 12/31/2013...........    $11.34       $14.68             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.26         5,163
   01/01/2005 to 12/31/2005...........    $10.26       $12.75        26,892
   01/01/2006 to 12/31/2006...........    $12.75       $13.47         9,865
   01/01/2007 to 12/31/2007...........    $13.47       $16.23        18,223
   01/01/2008 to 12/31/2008...........    $16.23       $11.06        17,953
   01/01/2009 to 12/31/2009...........    $11.06       $14.72        20,089
   01/01/2010 to 12/31/2010...........    $14.72       $19.26        10,138
   01/01/2011 to 12/31/2011...........    $19.26       $15.31         6,979
   01/01/2012 to 12/31/2012...........    $15.31       $12.87         3,372
   01/01/2013 to 12/31/2013...........    $12.87       $ 7.86         1,972
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.17         9,348
   01/01/2005 to 12/31/2005...........    $13.17       $13.83        13,090
   01/01/2006 to 12/31/2006...........    $13.83       $18.03         5,991
   01/01/2007 to 12/31/2007...........    $18.03       $14.26         2,252
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.24         2,928
   01/01/2009 to 12/31/2009...........    $ 8.24       $10.38         8,010
   01/01/2010 to 12/31/2010...........    $10.38       $12.73         1,039
   01/01/2011 to 12/31/2011...........    $12.73       $13.12           962
   01/01/2012 to 12/31/2012...........    $13.12       $15.13           431
   01/01/2013 to 12/31/2013...........    $15.13       $14.90            19
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.37        25,505
   01/01/2005 to 12/31/2005...........    $ 8.37       $ 7.59        28,209
   01/01/2006 to 12/31/2006...........    $ 7.59       $ 8.23        33,149
   01/01/2007 to 12/31/2007...........    $ 8.23       $ 7.67        30,227
   01/01/2008 to 12/31/2008...........    $ 7.67       $ 4.68        10,216
   01/01/2009 to 12/31/2009...........    $ 4.68       $ 6.09        11,460
   01/01/2010 to 12/31/2010...........    $ 6.09       $ 5.03        30,580
   01/01/2011 to 12/31/2011...........    $ 5.03       $ 3.10        27,125
   01/01/2012 to 12/31/2012...........    $ 3.10       $ 2.84         2,040
   01/01/2013 to 12/31/2013...........    $ 2.84       $ 3.25         1,275

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 8.31           265
   01/01/2005 to 12/31/2005...........    $ 8.31       $ 8.25         3,795
   01/01/2006 to 12/31/2006...........    $ 8.25       $ 8.00           406
   01/01/2007 to 12/31/2007...........    $ 8.00       $ 6.96           406
   01/01/2008 to 12/31/2008...........    $ 6.96       $10.15         3,718
   01/01/2009 to 12/31/2009...........    $10.15       $ 5.93         1,306
   01/01/2010 to 12/31/2010...........    $ 5.93       $ 4.60         1,660
   01/01/2011 to 12/31/2011...........    $ 4.60       $ 4.05         2,192
   01/01/2012 to 12/31/2012...........    $ 4.05       $ 3.24           726
   01/01/2013 to 12/31/2013...........    $ 3.24       $ 2.25             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.32        14,604
   01/01/2005 to 12/31/2005...........    $12.32       $13.04         6,118
   01/01/2006 to 12/31/2006...........    $13.04       $13.95         1,626
   01/01/2007 to 12/31/2007...........    $13.95       $14.28         2,511
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.27        20,762
   01/01/2009 to 12/31/2009...........    $ 9.27       $11.51         3,696
   01/01/2010 to 12/31/2010...........    $11.51       $14.23        12,243
   01/01/2011 to 12/31/2011...........    $14.23       $14.19        15,309
   01/01/2012 to 12/31/2012...........    $14.19       $15.70         2,275
   01/01/2013 to 12/31/2013...........    $15.70       $21.70         1,725
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.63        18,991
   01/01/2005 to 12/31/2005...........    $12.63       $12.92         9,891
   01/01/2006 to 12/31/2006...........    $12.92       $14.93         6,236
   01/01/2007 to 12/31/2007...........    $14.93       $13.63        10,157
   01/01/2008 to 12/31/2008...........    $13.63       $ 9.30        20,085
   01/01/2009 to 12/31/2009...........    $ 9.30       $11.02         6,302
   01/01/2010 to 12/31/2010...........    $11.02       $13.24        15,643
   01/01/2011 to 12/31/2011...........    $13.24       $12.49        19,395
   01/01/2012 to 12/31/2012...........    $12.49       $14.28        11,178
   01/01/2013 to 12/31/2013...........    $14.28       $19.34         3,204

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.64         3,263
   01/01/2005 to 12/31/2005...........    $12.64       $11.61         1,269
   01/01/2006 to 12/31/2006...........    $11.61       $15.34         2,057
   01/01/2007 to 12/31/2007...........    $15.34       $16.36         2,399
   01/01/2008 to 12/31/2008...........    $16.36       $10.56             9
   01/01/2009 to 12/31/2009...........    $10.56       $11.15         1,117
   01/01/2010 to 12/31/2010...........    $11.15       $12.69         4,645
   01/01/2011 to 12/31/2011...........    $12.69       $12.72         1,049
   01/01/2012 to 12/31/2012...........    $12.72       $14.59             4
   01/01/2013 to 12/31/2013...........    $14.59       $16.09             0
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.89         3,036
   01/01/2005 to 12/31/2005...........    $10.89       $11.68        14,284
   01/01/2006 to 12/31/2006...........    $11.68       $10.97         1,933
   01/01/2007 to 12/31/2007...........    $10.97       $11.89        11,641
   01/01/2008 to 12/31/2008...........    $11.89       $17.51         9,861
   01/01/2009 to 12/31/2009...........    $17.51       $11.61         4,474
   01/01/2010 to 12/31/2010...........    $11.61       $12.58        11,439
   01/01/2011 to 12/31/2011...........    $12.58       $17.77         6,854
   01/01/2012 to 12/31/2012...........    $17.77       $17.65           463
   01/01/2013 to 12/31/2013...........    $17.65       $14.05           301
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.97         4,794
   01/01/2005 to 12/31/2005...........    $13.97       $16.20        18,995
   01/01/2006 to 12/31/2006...........    $16.20       $17.64         4,300
   01/01/2007 to 12/31/2007...........    $17.64       $18.39         8,227
   01/01/2008 to 12/31/2008...........    $18.39       $ 5.89         6,620
   01/01/2009 to 12/31/2009...........    $ 5.89       $ 9.60        19,092
   01/01/2010 to 12/31/2010...........    $ 9.60       $14.14        12,574
   01/01/2011 to 12/31/2011...........    $14.14       $12.02         2,773
   01/01/2012 to 12/31/2012...........    $12.02       $15.67        11,342
   01/01/2013 to 12/31/2013...........    $15.67       $26.30         2,189

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.61         7,469
   01/01/2005 to 12/31/2005...........    $12.61       $14.03         5,962
   01/01/2006 to 12/31/2006...........    $14.03       $16.46        13,910
   01/01/2007 to 12/31/2007...........    $16.46       $18.75        15,180
   01/01/2008 to 12/31/2008...........    $18.75       $12.79         6,363
   01/01/2009 to 12/31/2009...........    $12.79       $13.93         3,187
   01/01/2010 to 12/31/2010...........    $13.93       $14.53         6,756
   01/01/2011 to 12/31/2011...........    $14.53       $16.80         8,441
   01/01/2012 to 12/31/2012...........    $16.80       $16.55         3,442
   01/01/2013 to 12/31/2013...........    $16.55       $18.46         3,057
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53            89
   01/01/2005 to 12/31/2005...........    $10.53       $12.06         8,318
   01/01/2006 to 12/31/2006...........    $12.06       $14.36         6,918
   01/01/2007 to 12/31/2007...........    $14.36       $16.89         2,306
   01/01/2008 to 12/31/2008...........    $16.89       $ 8.26         1,356
   01/01/2009 to 12/31/2009...........    $ 8.26       $11.15         1,128
   01/01/2010 to 12/31/2010...........    $11.15       $12.51           775
   01/01/2011 to 12/31/2011...........    $12.51       $10.47           327
   01/01/2012 to 12/31/2012...........    $10.47       $12.61           614
   01/01/2013 to 12/31/2013...........    $12.61       $14.75             0
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.75         5,280
   01/01/2005 to 12/31/2005...........    $10.75       $11.02        13,260
   01/01/2006 to 12/31/2006...........    $11.02       $11.16         3,334
   01/01/2007 to 12/31/2007...........    $11.16       $11.44         2,365
   01/01/2008 to 12/31/2008...........    $11.44       $ 8.11         4,582
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.08         9,640
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.66         7,158
   01/01/2011 to 12/31/2011...........    $10.66       $11.39         5,246
   01/01/2012 to 12/31/2012...........    $11.39       $12.26         4,246
   01/01/2013 to 12/31/2013...........    $12.26       $17.16         1,411

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.33       142,741
   01/01/2005 to 12/31/2005...........    $11.33       $11.95       274,737
   01/01/2006 to 12/31/2006...........    $11.95       $13.12       299,778
   01/01/2007 to 12/31/2007...........    $13.12       $14.13       153,502
   01/01/2008 to 12/31/2008...........    $14.13       $ 7.67       107,997
   01/01/2009 to 12/31/2009...........    $ 7.67       $ 8.53       101,931
   01/01/2010 to 12/31/2010...........    $ 8.53       $10.00        80,888
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.67        66,037
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.76        49,902
   01/01/2013 to 12/31/2013...........    $10.76       $14.37         9,791
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.48         4,769
   01/01/2005 to 12/31/2005...........    $10.48       $ 9.99         5,053
   01/01/2006 to 12/31/2006...........    $ 9.99       $12.34        11,472
   01/01/2007 to 12/31/2007...........    $12.34       $12.22        15,940
   01/01/2008 to 12/31/2008...........    $12.22       $ 8.60        11,305
   01/01/2009 to 12/31/2009...........    $ 8.60       $ 9.64         4,161
   01/01/2010 to 12/31/2010...........    $ 9.64       $11.07         6,480
   01/01/2011 to 12/31/2011...........    $11.07       $11.74         3,363
   01/01/2012 to 12/31/2012...........    $11.74       $12.79         5,250
   01/01/2013 to 12/31/2013...........    $12.79       $16.47         4,218
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.76        76,871
   01/01/2006 to 12/31/2006...........    $ 9.76       $11.35       120,117
   01/01/2007 to 12/31/2007...........    $11.35       $11.29        85,779
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.61        83,706
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 7.42        79,201
   01/01/2010 to 12/31/2010...........    $ 7.42       $ 8.50        76,521
   01/01/2011 to 12/31/2011...........    $ 8.50       $ 8.87        61,687
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.22        53,806
   01/01/2013 to 12/31/2013...........    $ 9.22       $11.62        13,055
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $10.23       $11.74         2,400
   01/01/2005 to 12/31/2005...........    $11.74       $12.17         8,870
   01/01/2006 to 12/31/2006...........    $12.17       $14.20         3,905
   01/01/2007 to 12/31/2007...........    $14.20       $14.37         2,973
   01/01/2008 to 12/31/2008...........    $14.37       $ 8.98         3,604
   01/01/2009 to 12/31/2009...........    $ 8.98       $10.33         5,138
   01/01/2010 to 07/16/2010...........    $10.33       $ 9.93             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.99       $14.51        9,049
   01/01/2011 to 12/31/2011...........    $14.51       $12.45        5,912
   01/01/2012 to 12/31/2012...........    $12.45       $13.92        4,379
   01/01/2013 to 12/31/2013...........    $13.92       $16.43        3,818
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.93       $11.57        2,189
   01/01/2011 to 12/31/2011...........    $11.57       $11.14        1,907
   01/01/2012 to 12/31/2012...........    $11.14       $13.09          148
   01/01/2013 to 12/31/2013...........    $13.09       $16.79          105
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.29       $15.51        4,753
   01/01/2011 to 12/31/2011...........    $15.51       $14.44        2,595
   01/01/2012 to 12/31/2012...........    $14.44       $17.16        2,825
   01/01/2013 to 12/31/2013...........    $17.16       $23.68        2,170
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.25        8,601
   01/01/2011 to 12/31/2011...........    $12.25       $11.53        2,743
   01/01/2012 to 12/31/2012...........    $11.53       $12.27          598
   01/01/2013 to 12/31/2013...........    $12.27       $18.17            0



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.65%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $10.26       $12.70         686,444
   01/01/2010 to 12/31/2010...........    $12.70       $14.53         627,620
   01/01/2011 to 12/31/2011...........    $14.53       $14.69       1,447,058
   01/01/2012 to 12/31/2012...........    $14.69       $16.48         880,304
   01/01/2013 to 12/31/2013...........    $16.48       $17.84         528,834
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.70     107,441,591
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.68     133,580,486
   01/01/2011 to 12/31/2011...........    $10.68       $10.22     102,346,558
   01/01/2012 to 12/31/2012...........    $10.22       $11.32     108,178,074
   01/01/2013 to 12/31/2013...........    $11.32       $12.24     100,174,797
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.84      54,720,347
   01/01/2010 to 12/31/2010...........    $ 9.84       $11.00      68,974,007
   01/01/2011 to 12/31/2011...........    $11.00       $10.83      55,424,347
   01/01/2012 to 12/31/2012...........    $10.83       $12.11      63,361,367
   01/01/2013 to 12/31/2013...........    $12.11       $13.88      63,758,948
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.05       $ 9.99       4,930,435
   01/01/2010 to 12/31/2010...........    $ 9.99       $11.18       6,178,407
   01/01/2011 to 12/31/2011...........    $11.18       $11.39       5,937,210
   01/01/2012 to 05/04/2012...........    $11.39       $12.38               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.26       $ 9.95      97,458,970
   01/01/2010 to 12/31/2010...........    $ 9.95       $10.99     124,066,065
   01/01/2011 to 12/31/2011...........    $10.99       $10.67      99,522,684
   01/01/2012 to 12/31/2012...........    $10.67       $11.81     107,656,583
   01/01/2013 to 12/31/2013...........    $11.81       $13.66     103,827,389

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.17      2,940,794
   01/01/2012 to 12/31/2012...........    $ 9.17       $10.09      4,644,573
   01/01/2013 to 12/31/2013...........    $10.09       $11.00      5,783,459
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.50        872,802
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $10.02              0
   01/01/2010 to 12/31/2010...........    $10.02       $10.78              0
   01/01/2011 to 12/31/2011...........    $10.78       $11.28              0
   01/01/2012 to 12/31/2012...........    $11.28       $11.43              0
   01/01/2013 to 12/31/2013...........    $11.43       $11.20              0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.69       $ 9.39              0
   01/01/2010 to 12/31/2010...........    $ 9.39       $10.21              0
   01/01/2011 to 12/31/2011...........    $10.21       $11.01              0
   01/01/2012 to 12/31/2012...........    $11.01       $11.28              0
   01/01/2013 to 12/31/2013...........    $11.28       $11.02              0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.78         13,765
   01/01/2011 to 12/31/2011...........    $10.78       $11.81         45,769
   01/01/2012 to 12/31/2012...........    $11.81       $12.21              0
   01/01/2013 to 12/31/2013...........    $12.21       $11.76              0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.70              0
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.61              0
   01/01/2011 to 12/31/2011...........    $10.61       $11.85              0
   01/01/2012 to 12/31/2012...........    $11.85       $12.32              0
   01/01/2013 to 12/31/2013...........    $12.32       $11.74              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.60          0
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.52          0
   01/01/2011 to 12/31/2011...........    $10.52       $12.00          0
   01/01/2012 to 12/31/2012...........    $12.00       $12.49          0
   01/01/2013 to 12/31/2013...........    $12.49       $11.69          0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.38       $ 8.80          0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.68          0
   01/01/2011 to 12/31/2011...........    $ 9.68       $11.30          0
   01/01/2012 to 12/31/2012...........    $11.30       $11.82          0
   01/01/2013 to 12/31/2013...........    $11.82       $10.86          0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.03          0
   01/01/2011 to 12/31/2011...........    $11.03       $13.04          0
   01/01/2012 to 12/31/2012...........    $13.04       $13.70          0
   01/01/2013 to 12/31/2013...........    $13.70       $12.53          0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.04          0
   01/01/2012 to 12/31/2012...........    $12.04       $12.53          0
   01/01/2013 to 12/31/2013...........    $12.53       $11.12          0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.41          0
   01/01/2013 to 12/31/2013...........    $10.41       $ 9.20          0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.76          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.74       $ 9.52     118,425,926
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.62     141,306,019
   01/01/2011 to 12/31/2011...........    $10.62       $10.19     100,099,910
   01/01/2012 to 12/31/2012...........    $10.19       $11.40     113,717,767
   01/01/2013 to 12/31/2013...........    $11.40       $13.75     125,316,122
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.66         342,569
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.11       $18.32       2,154,565
   01/01/2010 to 12/31/2010...........    $18.32       $23.19       2,674,245
   01/01/2011 to 12/31/2011...........    $23.19       $24.31       2,210,944
   01/01/2012 to 12/31/2012...........    $24.31       $27.58       2,291,954
   01/01/2013 to 12/31/2013...........    $27.58       $27.98       2,083,185
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.69       1,906,618
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.08       $14.46       3,702,808
   01/01/2010 to 12/31/2010...........    $14.46       $18.85       4,200,876
   01/01/2011 to 12/31/2011...........    $18.85       $16.11       4,029,967
   01/01/2012 to 12/31/2012...........    $16.11       $19.02       3,987,156
   01/01/2013 to 12/31/2013...........    $19.02       $26.34       3,589,232
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.13       $ 8.54      18,482,649
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.51      20,766,873
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.13      15,624,739
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.20      18,821,366
   01/01/2013 to 12/31/2013...........    $10.20       $11.96      23,114,459

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.20       $ 8.87      54,387,061
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.97      68,927,498
   01/01/2011 to 12/31/2011...........    $ 9.97       $ 9.66      53,951,634
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.51      57,684,295
   01/01/2013 to 12/31/2013...........    $10.51       $11.86      55,226,008
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.75      58,178,008
   01/01/2013 to 12/31/2013...........    $10.75       $13.16      59,310,001
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.82       5,741,090
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.73       $ 8.12       1,148,210
   01/01/2010 to 12/31/2010...........    $ 8.12       $ 9.60       2,343,259
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 8.97       1,365,221
   01/01/2012 to 12/31/2012...........    $ 8.97       $11.18       1,941,296
   01/01/2013 to 12/31/2013...........    $11.18       $11.48       2,026,740
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.00       $10.25       5,358,114
   01/01/2010 to 12/31/2010...........    $10.25       $11.12       5,307,161
   01/01/2011 to 12/31/2011...........    $11.12       $10.51       3,678,070
   01/01/2012 to 12/31/2012...........    $10.51       $12.37       3,859,929
   01/01/2013 to 12/31/2013...........    $12.37       $15.79       4,053,712
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.97       $ 9.63      15,821,358
   01/01/2010 to 12/31/2010...........    $ 9.63       $10.69      15,820,580
   01/01/2011 to 12/31/2011...........    $10.69       $ 9.94      12,948,030
   01/01/2012 to 12/31/2012...........    $ 9.94       $11.69      10,758,682
   01/01/2013 to 12/31/2013...........    $11.69       $15.36       8,989,436

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.42       5,868,356
   01/01/2010 to 12/31/2010...........    $13.42       $15.82       6,728,348
   01/01/2011 to 12/31/2011...........    $15.82       $15.10       4,560,864
   01/01/2012 to 12/31/2012...........    $15.10       $17.76       4,904,077
   01/01/2013 to 12/31/2013...........    $17.76       $23.09       5,099,534
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.75       $ 9.20      36,241,046
   01/01/2010 to 12/31/2010...........    $ 9.20       $10.10      50,682,089
   01/01/2011 to 12/31/2011...........    $10.10       $ 9.88      43,785,652
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.70      45,432,815
   01/01/2013 to 12/31/2013...........    $10.70       $11.56      40,182,442
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.81       $15.19       2,182,014
   01/01/2010 to 12/31/2010...........    $15.19       $18.93       3,471,178
   01/01/2011 to 12/31/2011...........    $18.93       $18.86       2,549,765
   01/01/2012 to 12/31/2012...........    $18.86       $21.46       2,633,520
   01/01/2013 to 12/31/2013...........    $21.46       $29.30       3,094,420
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.09       $11.51       3,294,871
   01/01/2010 to 12/31/2010...........    $11.51       $12.73       3,942,580
   01/01/2011 to 12/31/2011...........    $12.73       $12.46       3,528,509
   01/01/2012 to 12/31/2012...........    $12.46       $13.89       3,502,241
   01/01/2013 to 12/31/2013...........    $13.89       $18.40       2,924,047
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.75       $13.47      13,509,194
   01/01/2010 to 12/31/2010...........    $13.47       $15.04      12,605,729
   01/01/2011 to 12/31/2011...........    $15.04       $15.26      11,922,775
   01/01/2012 to 12/31/2012...........    $15.26       $17.09      10,459,161
   01/01/2013 to 12/31/2013...........    $17.09       $18.02       8,393,440

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.13       $15.91       6,854,079
   01/01/2010 to 12/31/2010...........    $15.91       $17.92       7,241,298
   01/01/2011 to 12/31/2011...........    $17.92       $15.34       5,734,722
   01/01/2012 to 12/31/2012...........    $15.34       $18.16       4,942,527
   01/01/2013 to 12/31/2013...........    $18.16       $21.27       4,582,698
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.35       $14.74       3,492,926
   01/01/2010 to 12/31/2010...........    $14.74       $16.10       3,649,081
   01/01/2011 to 12/31/2011...........    $16.10       $13.85       2,916,031
   01/01/2012 to 12/31/2012...........    $13.85       $15.89       2,668,328
   01/01/2013 to 12/31/2013...........    $15.89       $18.67       2,705,225
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.78       $11.75      45,976,810
   01/01/2010 to 12/31/2010...........    $11.75       $12.80      22,040,989
   01/01/2011 to 12/31/2011...........    $12.80       $14.16     215,533,382
   01/01/2012 to 12/31/2012...........    $14.16       $15.24      89,791,313
   01/01/2013 to 12/31/2013...........    $15.24       $14.51      28,148,834
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.07       $ 8.65      25,271,257
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.68      38,344,545
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.47      31,542,321
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.58      33,772,279
   01/01/2013 to 12/31/2013...........    $10.58       $12.10      34,620,680
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.86       5,086,873
   01/01/2010 to 12/31/2010...........    $13.86       $14.60       5,905,133
   01/01/2011 to 12/31/2011...........    $14.60       $13.05       4,359,903
   01/01/2012 to 12/31/2012...........    $13.05       $15.65       4,428,816
   01/01/2013 to 12/31/2013...........    $15.65       $17.75       4,647,244

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.80       $12.54      46,430,018
   01/01/2010 to 12/31/2010...........    $12.54       $13.23      46,748,068
   01/01/2011 to 12/31/2011...........    $13.23       $13.05      38,241,675
   01/01/2012 to 12/31/2012...........    $13.05       $14.21      39,470,209
   01/01/2013 to 12/31/2013...........    $14.21       $15.51      35,738,716
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         141,417
   01/01/2010 to 12/31/2010...........    $10.29       $11.27         473,823
   01/01/2011 to 12/31/2011...........    $11.27       $11.15         755,324
   01/01/2012 to 12/31/2012...........    $11.15       $12.64       1,110,275
   01/01/2013 to 12/31/2013...........    $12.64       $16.96       1,223,206
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30          58,774
   01/01/2010 to 12/31/2010...........    $10.30       $11.52         748,340
   01/01/2011 to 12/31/2011...........    $11.52       $10.67         655,241
   01/01/2012 to 12/31/2012...........    $10.67       $11.88         688,787
   01/01/2013 to 12/31/2013...........    $11.88       $15.35         921,219
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.92       $ 8.78       5,087,827
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.78       5,307,829
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.21       4,698,568
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.59       4,248,181
   01/01/2013 to 12/31/2013...........    $10.59       $14.57       5,494,376
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.52       $10.86      17,250,307
   01/01/2010 to 12/31/2010...........    $10.86       $12.79      17,364,094
   01/01/2011 to 12/31/2011...........    $12.79       $12.47      14,080,420
   01/01/2012 to 12/31/2012...........    $12.47       $13.77      11,942,585
   01/01/2013 to 12/31/2013...........    $13.77       $18.50       9,091,584

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.37       $13.73      10,096,051
   01/01/2010 to 12/31/2010...........    $13.73       $15.32       8,604,037
   01/01/2011 to 12/31/2011...........    $15.32       $16.60       9,200,629
   01/01/2012 to 12/31/2012...........    $16.60       $17.29       8,547,651
   01/01/2013 to 12/31/2013...........    $17.29       $16.67       6,345,324
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.55       $15.37       2,567,781
   01/01/2010 to 12/31/2010...........    $15.37       $16.94       3,612,405
   01/01/2011 to 12/31/2011...........    $16.94       $16.14       3,114,124
   01/01/2012 to 12/31/2012...........    $16.14       $19.53       3,437,135
   01/01/2013 to 12/31/2013...........    $19.53       $24.52       3,984,432
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.02       $ 9.75       4,944,538
   01/01/2010 to 12/31/2010...........    $ 9.75       $10.82       5,238,425
   01/01/2011 to 12/31/2011...........    $10.82       $10.57       4,289,955
   01/01/2012 to 12/31/2012...........    $10.57       $12.18       4,420,398
   01/01/2013 to 12/31/2013...........    $12.18       $16.37       4,361,903
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.20          55,298
   01/01/2013 to 12/31/2013...........    $10.20       $13.49         867,495
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.11       $12.11       2,137,413
   01/01/2010 to 12/31/2010...........    $12.11       $14.72       2,978,973
   01/01/2011 to 12/31/2011...........    $14.72       $13.98       2,405,087
   01/01/2012 to 12/31/2012...........    $13.98       $16.28       2,424,624
   01/01/2013 to 12/31/2013...........    $16.28       $21.20       2,138,372
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $10.42      66,786,776
   01/01/2010 to 12/31/2010...........    $10.42       $10.25      50,307,852
   01/01/2011 to 12/31/2011...........    $10.25       $10.09      50,902,069
   01/01/2012 to 12/31/2012...........    $10.09       $ 9.92      39,894,836
   01/01/2013 to 12/31/2013...........    $ 9.92       $ 9.76      29,504,243

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.22       $13.88       5,689,131
   01/01/2010 to 12/31/2010...........    $13.88       $16.85       5,901,157
   01/01/2011 to 12/31/2011...........    $16.85       $16.16       4,911,194
   01/01/2012 to 12/31/2012...........    $16.16       $18.62       4,148,499
   01/01/2013 to 12/31/2013...........    $18.62       $26.00       4,423,739
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07         577,115
   01/01/2012 to 12/31/2012...........    $10.07       $10.39       1,360,083
   01/01/2013 to 12/31/2013...........    $10.39       $ 9.93       1,174,650
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   05/01/2009 to 12/31/2009...........    $ 9.38       $11.65       4,022,837
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2010 to 12/31/2010...........    $11.65       $14.75       5,702,161
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
   01/01/2011 to 12/31/2011...........    $14.75       $14.75       4,466,247
   01/01/2012 to 12/31/2012...........    $14.75       $16.30       3,764,767
   01/01/2012 to 12/31/2012...........    $14.75       $16.30       3,764,767
   01/01/2013 to 12/31/2013...........    $16.30       $21.26       3,561,170
   01/01/2013 to 12/31/2013...........    $16.30       $21.26       3,561,170
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.18       $ 9.97       1,585,215
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.79       2,045,616
   01/01/2011 to 04/29/2011...........    $11.79       $13.23               0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.32       5,908,428
   01/01/2013 to 12/31/2013...........    $10.32       $12.07       6,987,054
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.19       $ 9.13       6,599,316
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.98      11,156,029
   01/01/2011 to 12/31/2011...........    $10.98       $ 8.61       6,749,550
   01/01/2012 to 12/31/2012...........    $ 8.61       $ 9.98       7,897,745
   01/01/2013 to 12/31/2013...........    $ 9.98       $ 9.84       8,565,272

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.58       $12.19      19,779,745
   01/01/2010 to 12/31/2010...........    $12.19       $12.46      20,255,855
   01/01/2011 to 12/31/2011...........    $12.46       $12.53      18,155,075
   01/01/2012 to 12/31/2012...........    $12.53       $12.90      15,540,231
   01/01/2013 to 12/31/2013...........    $12.90       $12.41      10,724,539
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.29       $13.65      59,442,486
   01/01/2010 to 12/31/2010...........    $13.65       $14.46      75,211,006
   01/01/2011 to 12/31/2011...........    $14.46       $14.67      60,233,010
   01/01/2012 to 12/31/2012...........    $14.67       $15.77      65,143,645
   01/01/2013 to 12/31/2013...........    $15.77       $15.23      54,477,871
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.17       $10.65      82,197,582
   01/01/2010 to 12/31/2010...........    $10.65       $11.58     100,001,194
   01/01/2011 to 12/31/2011...........    $11.58       $11.51      96,778,216
   01/01/2012 to 12/31/2012...........    $11.51       $12.49      98,362,559
   01/01/2013 to 12/31/2013...........    $12.49       $13.42      79,093,854
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         990,348
   01/01/2012 to 12/31/2012...........    $10.07       $10.61       2,178,847
   01/01/2013 to 12/31/2013...........    $10.61       $10.19       1,488,696
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.80       $ 8.30      93,813,703
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.71     115,827,900
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 8.96      75,603,365
   01/01/2012 to 12/31/2012...........    $ 8.96       $ 9.95      89,282,138
   01/01/2013 to 12/31/2013...........    $ 9.95       $11.45      87,210,945
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.10       $ 9.05       3,372,332
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.24       3,360,531
   01/01/2011 to 12/31/2011...........    $10.24       $10.42       3,055,694
   01/01/2012 to 12/31/2012...........    $10.42       $12.17       3,262,831
   01/01/2013 to 12/31/2013...........    $12.17       $15.85       2,976,003

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.90         201,672
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.90         384,520
   01/01/2013 to 12/31/2013...........    $ 9.90       $11.92       2,227,707
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.28       $ 8.68      39,406,298
   01/01/2010 to 12/31/2010...........    $ 8.68       $ 9.55      54,818,248
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.23      46,132,040
   01/01/2012 to 12/31/2012...........    $ 9.23       $10.01      48,879,191
   01/01/2013 to 12/31/2013...........    $10.01       $11.07      45,150,001
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.43       $ 9.15      23,955,044
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.29      36,192,438
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.88      25,866,646
   01/01/2012 to 12/31/2012...........    $ 9.88       $11.26      34,127,062
   01/01/2013 to 12/31/2013...........    $11.26       $13.07      39,171,659
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.51       $11.72      33,399,889
   01/01/2010 to 12/31/2010...........    $11.72       $12.89      55,550,099
   01/01/2011 to 12/31/2011...........    $12.89       $12.25      42,779,977
   01/01/2012 to 12/31/2012...........    $12.25       $13.39      45,395,568
   01/01/2013 to 12/31/2013...........    $13.39       $15.06      41,756,708
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.75       $ 8.88       2,524,147
   01/01/2010 to 12/31/2010...........    $ 8.88       $11.91       4,648,452
   01/01/2011 to 12/31/2011...........    $11.91       $11.60       3,213,655
   01/01/2012 to 12/31/2012...........    $11.60       $12.80       3,096,260
   01/01/2013 to 12/31/2013...........    $12.80       $17.01       4,073,887
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.85       $14.11       6,242,625
   01/01/2010 to 12/31/2010...........    $14.11       $17.49       6,195,308
   01/01/2011 to 12/31/2011...........    $17.49       $16.17       5,166,090
   01/01/2012 to 12/31/2012...........    $16.17       $18.79       3,913,693
   01/01/2013 to 12/31/2013...........    $18.79       $25.39       3,418,708

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.59       $12.85      40,732,836
   01/01/2010 to 12/31/2010...........    $12.85       $14.09      53,827,291
   01/01/2011 to 12/31/2011...........    $14.09       $14.13      46,623,273
   01/01/2012 to 12/31/2012...........    $14.13       $15.78      53,661,984
   01/01/2013 to 12/31/2013...........    $15.78       $18.13      56,537,325
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.90       $10.13       3,572,238
   01/01/2010 to 12/31/2010...........    $10.13       $11.28       4,182,015
   01/01/2011 to 12/31/2011...........    $11.28       $10.91       3,313,597
   01/01/2012 to 12/31/2012...........    $10.91       $12.58       4,588,707
   01/01/2013 to 12/31/2013...........    $12.58       $16.05       5,133,443
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.98       $10.54      10,159,519
   01/01/2010 to 12/31/2010...........    $10.54       $12.01      12,250,636
   01/01/2011 to 12/31/2011...........    $12.01       $11.61       9,294,364
   01/01/2012 to 12/31/2012...........    $11.61       $13.43      10,725,477
   01/01/2013 to 12/31/2013...........    $13.43       $19.02      11,809,685
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $17.84       $23.89       4,621,252
   01/01/2010 to 12/31/2010...........    $23.89       $28.31       5,827,673
   01/01/2011 to 12/31/2011...........    $28.31       $23.69       4,562,770
   01/01/2012 to 12/31/2012...........    $23.69       $24.14       4,495,210
   01/01/2013 to 12/31/2013...........    $24.14       $27.39       3,688,022
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.56       $15.07       6,337,072
   01/01/2010 to 12/31/2010...........    $15.07       $15.67       7,114,847
   01/01/2011 to 12/31/2011...........    $15.67       $16.05       6,639,260
   01/01/2012 to 12/31/2012...........    $16.05       $16.61       5,533,305
   01/01/2013 to 12/31/2013...........    $16.61       $15.72       4,600,108
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.90       $ 8.78       9,942,981
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.90      10,821,793
   01/01/2011 to 12/31/2011...........    $ 9.90       $ 9.40       9,943,871
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.26      11,856,015
   01/01/2013 to 12/31/2013...........    $10.26       $12.16      18,749,421

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.46       $10.21      12,750,275
   01/01/2010 to 12/31/2010...........    $10.21       $10.83      17,651,916
   01/01/2011 to 12/31/2011...........    $10.83       $11.29      18,170,336
   01/01/2012 to 12/31/2012...........    $11.29       $11.98      18,416,796
   01/01/2013 to 12/31/2013...........    $11.98       $11.60      17,928,589
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.61       $10.86         554,304
   01/01/2010 to 07/16/2010...........    $10.86       $10.63               0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $11.02       $14.01         668,798
   01/01/2010 to 07/16/2010...........    $14.01       $13.31               0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $10.31       $13.42         749,780
   01/01/2010 to 07/16/2010...........    $13.42       $12.54               0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.60       $ 7.38         331,489
   01/01/2010 to 12/31/2010...........    $ 7.38       $ 8.64         309,321
   01/01/2011 to 12/31/2011...........    $ 8.64       $ 7.57         380,808
   01/01/2012 to 12/31/2012...........    $ 7.57       $ 8.48         218,904
   01/01/2013 to 12/31/2013...........    $ 8.48       $10.93         125,986
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.65       $ 8.50      51,503,013
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.21      75,249,224
   01/01/2011 to 12/31/2011...........    $ 9.21       $ 8.91      53,326,792
   01/01/2012 to 09/21/2012...........    $ 8.91       $ 9.98               0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.53       $15.21         835,629
   01/01/2010 to 12/31/2010...........    $15.21       $16.42         651,544
   01/01/2011 to 12/31/2011...........    $16.42       $14.94         542,156
   01/01/2012 to 12/31/2012...........    $14.94       $18.42         521,128
   01/01/2013 to 12/31/2013...........    $18.42       $20.71         381,588
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.17         387,650
   01/01/2012 to 04/27/2012...........    $ 8.17       $ 9.26               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12        385,638
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.65        500,266
   01/01/2013 to 12/31/2013...........    $10.65       $13.73        615,161
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.01       $10.52        430,777
   01/01/2010 to 12/31/2010...........    $10.52       $12.81        390,143
   01/01/2011 to 04/29/2011...........    $12.81       $14.27              0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 3.88       $ 5.44        779,148
   01/01/2010 to 12/31/2010...........    $ 5.44       $ 5.91        872,026
   01/01/2011 to 04/29/2011...........    $ 5.91       $ 6.23              0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.83       $11.35      1,181,689
   01/01/2010 to 12/31/2010...........    $11.35       $11.76        545,135
   01/01/2011 to 12/31/2011...........    $11.76       $12.02        524,638
   01/01/2012 to 12/31/2012...........    $12.02       $14.29        462,518
   01/01/2013 to 12/31/2013...........    $14.29       $19.76        464,049
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.77        229,829
   01/01/2013 to 12/31/2013...........    $ 9.77       $13.16        522,396
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 5.95       $ 7.91        970,438
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 9.44      1,132,899
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 8.81        530,679
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.64        353,005
   01/01/2013 to 12/31/2013...........    $ 9.64       $11.87        292,049
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.61       $ 7.71        140,231
   01/01/2010 to 12/31/2010...........    $ 7.71       $ 9.89        511,072
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.85        211,183
   01/01/2012 to 12/31/2012...........    $ 9.85       $10.95        144,674
   01/01/2013 to 12/31/2013...........    $10.95       $16.02        172,418

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $17.80       $25.59      2,133,897
   01/01/2010 to 12/31/2010...........    $25.59       $29.23      1,632,797
   01/01/2011 to 12/31/2011...........    $29.23       $22.31      1,023,231
   01/01/2012 to 12/31/2012...........    $22.31       $25.62        797,727
   01/01/2013 to 12/31/2013...........    $25.62       $25.21        589,332
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $15.32       $21.10      1,821,822
   01/01/2010 to 12/31/2010...........    $21.10       $23.64      1,172,241
   01/01/2011 to 12/31/2011...........    $23.64       $16.97        568,287
   01/01/2012 to 12/31/2012...........    $16.97       $19.28        518,241
   01/01/2013 to 12/31/2013...........    $19.28       $21.80        354,325
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.66       $ 4.70        746,620
   01/01/2010 to 12/31/2010...........    $ 4.70       $ 5.00        821,032
   01/01/2011 to 12/31/2011...........    $ 5.00       $ 3.60        310,912
   01/01/2012 to 12/31/2012...........    $ 3.60       $ 4.73        683,662
   01/01/2013 to 12/31/2013...........    $ 4.73       $ 6.21        377,961
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 9.43       $13.32      1,841,267
   01/01/2010 to 12/31/2010...........    $13.32       $16.99      1,479,120
   01/01/2011 to 12/31/2011...........    $16.99       $14.01        513,298
   01/01/2012 to 12/31/2012...........    $14.01       $14.94        344,526
   01/01/2013 to 12/31/2013...........    $14.94       $17.41        287,699
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 8.59       $ 6.35      1,995,516
   01/01/2010 to 12/31/2010...........    $ 6.35       $ 5.13      1,870,682
   01/01/2011 to 12/31/2011...........    $ 5.13       $ 4.60      2,082,893
   01/01/2012 to 12/31/2012...........    $ 4.60       $ 3.77        965,635
   01/01/2013 to 12/31/2013...........    $ 3.77       $ 2.73        911,837
PROFUND VP BIOTECHNOLOGY
   05/01/2009 to 12/31/2009...........    $10.29       $11.56        355,182
   01/01/2010 to 12/31/2010...........    $11.56       $11.95        254,803
   01/01/2011 to 12/31/2011...........    $11.95       $12.52        188,759
   01/01/2012 to 12/31/2012...........    $12.52       $17.33        338,800
   01/01/2013 to 12/31/2013...........    $17.33       $28.71        326,187

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 7.19       $ 9.08      3,113,781
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.06      2,476,971
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.89      3,165,929
   01/01/2012 to 12/31/2012...........    $ 9.89       $11.08      1,499,016
   01/01/2013 to 12/31/2013...........    $11.08       $14.14      1,204,038
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.16       $10.26        812,567
   01/01/2010 to 12/31/2010...........    $10.26       $11.84        702,138
   01/01/2011 to 12/31/2011...........    $11.84       $12.45        765,549
   01/01/2012 to 12/31/2012...........    $12.45       $13.58        450,591
   01/01/2013 to 12/31/2013...........    $13.58       $17.15        573,128
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.24       $ 7.74        295,250
   01/01/2010 to 12/31/2010...........    $ 7.74       $ 9.24      1,046,739
   01/01/2011 to 12/31/2011...........    $ 9.24       $ 9.58        481,308
   01/01/2012 to 12/31/2012...........    $ 9.58       $11.51        539,898
   01/01/2013 to 12/31/2013...........    $11.51       $15.83        745,470
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 8.96       $12.07      1,184,717
   01/01/2010 to 12/31/2010...........    $12.07       $12.19        852,300
   01/01/2011 to 12/31/2011...........    $12.19       $10.92        333,570
   01/01/2012 to 12/31/2012...........    $10.92       $12.52        461,143
   01/01/2013 to 12/31/2013...........    $12.52       $14.98        561,564
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 4.79       $ 6.30      1,432,294
   01/01/2010 to 12/31/2010...........    $ 6.30       $ 6.87      1,397,974
   01/01/2011 to 12/31/2011...........    $ 6.87       $ 5.82      1,034,776
   01/01/2012 to 12/31/2012...........    $ 5.82       $ 7.14      1,345,907
   01/01/2013 to 12/31/2013...........    $ 7.14       $ 9.27      1,595,424
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.11       $ 9.14      1,148,607
   01/01/2010 to 12/31/2010...........    $ 9.14       $ 9.25        875,030
   01/01/2011 to 12/31/2011...........    $ 9.25       $10.01        924,616
   01/01/2012 to 12/31/2012...........    $10.01       $11.56      1,121,561
   01/01/2013 to 12/31/2013...........    $11.56       $15.89      1,361,062

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 7.64       $ 9.68        634,240
   01/01/2010 to 12/31/2010...........    $ 9.68       $11.78        641,229
   01/01/2011 to 12/31/2011...........    $11.78       $11.38        404,533
   01/01/2012 to 12/31/2012...........    $11.38       $12.96        379,889
   01/01/2013 to 12/31/2013...........    $12.96       $17.62        514,535
PROFUND VP INTERNET
   05/01/2009 to 12/31/2009...........    $14.19       $19.31        507,210
   01/01/2010 to 12/31/2010...........    $19.31       $25.70        455,035
   01/01/2011 to 12/31/2011...........    $25.70       $23.53         92,624
   01/01/2012 to 12/31/2012...........    $23.53       $27.71         98,828
   01/01/2013 to 12/31/2013...........    $27.71       $41.35        134,453
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.27       $ 8.11        519,793
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 7.45        414,005
   01/01/2011 to 12/31/2011...........    $ 7.45       $ 5.97        292,468
   01/01/2012 to 12/31/2012...........    $ 5.97       $ 7.22        445,817
   01/01/2013 to 12/31/2013...........    $ 7.22       $10.53        616,969
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.47       $ 9.40      1,530,601
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.47      1,282,022
   01/01/2011 to 12/31/2011...........    $10.47       $10.62      1,146,789
   01/01/2012 to 12/31/2012...........    $10.62       $11.77        796,871
   01/01/2013 to 12/31/2013...........    $11.77       $15.12        730,784
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.55       $ 8.31      1,108,254
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.22      1,501,797
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.96      1,122,050
   01/01/2012 to 12/31/2012...........    $ 8.96       $10.17        776,810
   01/01/2013 to 12/31/2013...........    $10.17       $12.99        482,427
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.38       $10.65      1,903,627
   01/01/2010 to 12/31/2010...........    $10.65       $13.45      2,021,397
   01/01/2011 to 12/31/2011...........    $13.45       $12.85      1,040,542
   01/01/2012 to 12/31/2012...........    $12.85       $14.58        684,764
   01/01/2013 to 12/31/2013...........    $14.58       $18.71        592,623

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.56       $11.05      1,398,727
   01/01/2010 to 12/31/2010...........    $11.05       $13.09        908,539
   01/01/2011 to 12/31/2011...........    $13.09       $12.37        727,867
   01/01/2012 to 12/31/2012...........    $12.37       $14.18        552,448
   01/01/2013 to 12/31/2013...........    $14.18       $18.43        479,583
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 7.60       $ 9.94      1,813,909
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.56      1,576,633
   01/01/2011 to 12/31/2011...........    $11.56       $11.54        909,044
   01/01/2012 to 12/31/2012...........    $11.54       $13.19        644,940
   01/01/2013 to 12/31/2013...........    $13.19       $17.42        507,723
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $16.13       $18.75      1,326,030
   01/01/2010 to 12/31/2010...........    $18.75       $21.71      1,296,969
   01/01/2011 to 12/31/2011...........    $21.71       $21.83        829,408
   01/01/2012 to 12/31/2012...........    $21.83       $22.09        551,530
   01/01/2013 to 12/31/2013...........    $22.09       $26.96        414,618
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 5.79       $ 7.58        521,245
   01/01/2010 to 12/31/2010...........    $ 7.58       $ 7.49        268,122
   01/01/2011 to 12/31/2011...........    $ 7.49       $ 8.56        862,925
   01/01/2012 to 12/31/2012...........    $ 8.56       $ 9.42        302,309
   01/01/2013 to 12/31/2013...........    $ 9.42       $12.19        276,233
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $12.30       $16.86      2,850,817
   01/01/2010 to 12/31/2010...........    $16.86       $22.04      2,921,018
   01/01/2011 to 12/31/2011...........    $22.04       $17.51      2,103,701
   01/01/2012 to 12/31/2012...........    $17.51       $14.71      1,572,080
   01/01/2013 to 12/31/2013...........    $14.71       $ 8.98      1,162,887
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 8.68       $12.69        557,087
   01/01/2010 to 12/31/2010...........    $12.69       $15.57        509,622
   01/01/2011 to 12/31/2011...........    $15.57       $16.04        345,408
   01/01/2012 to 12/31/2012...........    $16.04       $18.48        392,557
   01/01/2013 to 12/31/2013...........    $18.48       $18.19        325,883

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 4.74       $ 4.81      3,128,225
   01/01/2010 to 12/31/2010...........    $ 4.81       $ 3.97      4,679,376
   01/01/2011 to 12/31/2011...........    $ 3.97       $ 2.44      2,645,539
   01/01/2012 to 12/31/2012...........    $ 2.44       $ 2.23      1,760,429
   01/01/2013 to 12/31/2013...........    $ 2.23       $ 2.56      3,779,215
PROFUND VP SEMICONDUCTOR
   05/01/2009 to 12/31/2009...........    $ 4.28       $ 5.86        794,698
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 6.47        188,040
   01/01/2011 to 12/31/2011...........    $ 6.47       $ 6.12        125,111
   01/01/2012 to 12/31/2012...........    $ 6.12       $ 5.77         77,903
   01/01/2013 to 12/31/2013...........    $ 5.77       $ 7.57         62,931
PROFUND VP SHORT MID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.00       $ 6.44        364,588
   01/01/2010 to 12/31/2010...........    $ 6.44       $ 4.70        280,837
   01/01/2011 to 12/31/2011...........    $ 4.70       $ 4.24        232,550
   01/01/2012 to 12/31/2012...........    $ 4.24       $ 3.38        139,533
   01/01/2013 to 12/31/2013...........    $ 3.38       $ 2.40        116,769
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 5.92       $ 4.22        898,026
   01/01/2010 to 12/31/2010...........    $ 4.22       $ 3.27        782,589
   01/01/2011 to 12/31/2011...........    $ 3.27       $ 2.88      1,249,273
   01/01/2012 to 12/31/2012...........    $ 2.88       $ 2.30        957,612
   01/01/2013 to 12/31/2013...........    $ 2.30       $ 1.60        348,933
PROFUND VP SHORT SMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 9.09       $ 6.59        463,501
   01/01/2010 to 12/31/2010...........    $ 6.59       $ 4.61        355,244
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 4.12        702,306
   01/01/2012 to 12/31/2012...........    $ 4.12       $ 3.28        351,352
   01/01/2013 to 12/31/2013...........    $ 3.28       $ 2.22        176,749
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.84       $11.15      1,476,283
   01/01/2010 to 12/31/2010...........    $11.15       $13.79      1,733,790
   01/01/2011 to 12/31/2011...........    $13.79       $13.73      1,437,215
   01/01/2012 to 12/31/2012...........    $13.73       $15.19        495,243
   01/01/2013 to 12/31/2013...........    $15.19       $20.98        722,604

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 7.73       $ 9.65        610,084
   01/01/2010 to 12/31/2010...........    $ 9.65       $11.59        743,101
   01/01/2011 to 12/31/2011...........    $11.59       $10.94        752,713
   01/01/2012 to 12/31/2012...........    $10.94       $12.49        481,299
   01/01/2013 to 12/31/2013...........    $12.49       $16.91        412,071
PROFUND VP TECHNOLOGY
   05/01/2009 to 12/31/2009...........    $ 6.49       $ 8.78      1,361,950
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.56        652,534
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.27        719,037
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.06        287,188
   01/01/2013 to 12/31/2013...........    $10.06       $12.38        175,316
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 6.62       $ 7.21        472,593
   01/01/2010 to 12/31/2010...........    $ 7.21       $ 8.20        847,216
   01/01/2011 to 12/31/2011...........    $ 8.20       $ 8.22        476,200
   01/01/2012 to 12/31/2012...........    $ 8.22       $ 9.42        486,914
   01/01/2013 to 12/31/2013...........    $ 9.42       $10.38        375,062
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $13.88       $12.54      1,333,606
   01/01/2010 to 12/31/2010...........    $12.54       $13.58      1,042,250
   01/01/2011 to 12/31/2011...........    $13.58       $19.17      1,145,039
   01/01/2012 to 12/31/2012...........    $19.17       $19.03        721,134
   01/01/2013 to 12/31/2013...........    $19.03       $15.14        419,798
PROFUND VP ULTRABULL
   05/01/2009 to 12/31/2009...........    $ 4.12       $ 6.50      1,590,074
   01/01/2010 to 12/31/2010...........    $ 6.50       $ 7.81        914,644
   01/01/2011 to 12/31/2011...........    $ 7.81       $ 7.31        689,374
   01/01/2012 to 12/31/2012...........    $ 7.31       $ 9.26        451,227
   01/01/2013 to 12/31/2013...........    $ 9.26       $15.31        302,573
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 5.08       $ 8.23      1,356,598
   01/01/2010 to 12/31/2010...........    $ 8.23       $12.11      1,530,577
   01/01/2011 to 12/31/2011...........    $12.11       $10.28        591,778
   01/01/2012 to 12/31/2012...........    $10.28       $13.40        516,451
   01/01/2013 to 12/31/2013...........    $13.40       $22.48        317,543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 3.29       $ 5.63      1,661,197
   01/01/2010 to 12/31/2010...........    $ 5.63       $ 7.48      1,359,439
   01/01/2011 to 12/31/2011...........    $ 7.48       $ 7.27      1,795,997
   01/01/2012 to 12/31/2012...........    $ 7.27       $ 9.57        563,727
   01/01/2013 to 12/31/2013...........    $ 9.57       $16.84        561,715
PROFUND VP ULTRASMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 4.67       $ 7.39        747,146
   01/01/2010 to 12/31/2010...........    $ 7.39       $10.79        930,703
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.61        508,081
   01/01/2012 to 12/31/2012...........    $ 8.61       $10.97        395,941
   01/01/2013 to 12/31/2013...........    $10.97       $20.13        296,920
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.21       $12.27        940,314
   01/01/2010 to 12/31/2010...........    $12.27       $12.78        893,746
   01/01/2011 to 12/31/2011...........    $12.78       $14.77      1,349,692
   01/01/2012 to 12/31/2012...........    $14.77       $14.55        788,140
   01/01/2013 to 12/31/2013...........    $14.55       $16.21        725,550
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.39       $11.12        408,047
   01/01/2010 to 12/31/2010...........    $11.12       $12.47        346,910
   01/01/2011 to 12/31/2011...........    $12.47       $10.44        327,254
   01/01/2012 to 12/31/2012...........    $10.44       $12.56        230,539
   01/01/2013 to 12/31/2013...........    $12.56       $14.69        101,416
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.52       $ 9.05        240,776
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.62        226,552
   01/01/2011 to 12/31/2011...........    $10.62       $11.34        243,395
   01/01/2012 to 12/31/2012...........    $11.34       $12.21        149,031
   01/01/2013 to 12/31/2013...........    $12.21       $17.07        202,561
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.89       $ 8.51        861,853
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.96        654,754
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.64        581,345
   01/01/2012 to 12/31/2012...........    $ 9.64       $10.71        565,987
   01/01/2013 to 12/31/2013...........    $10.71       $14.30        532,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.31       $ 9.61        136,907
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.04        221,649
   01/01/2011 to 12/31/2011...........    $11.04       $11.69        189,624
   01/01/2012 to 12/31/2012...........    $11.69       $12.73        184,517
   01/01/2013 to 12/31/2013...........    $12.73       $16.39        166,823
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.41       $ 7.40        996,116
   01/01/2010 to 12/31/2010...........    $ 7.40       $ 8.48        902,956
   01/01/2011 to 12/31/2011...........    $ 8.48       $ 8.84      1,077,472
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.18        630,897
   01/01/2013 to 12/31/2013...........    $ 9.18       $11.57        561,037
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.44       $ 8.16        663,617
   01/01/2010 to 12/31/2010...........    $ 8.16       $10.47        604,695
   01/01/2011 to 12/31/2011...........    $10.47       $ 7.75        467,540
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 9.25        312,129
   01/01/2013 to 12/31/2013...........    $ 9.25       $11.96        253,593
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $ 8.04       $ 9.81        287,896
   01/01/2010 to 07/16/2010...........    $ 9.81       $ 9.43              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $13.33       $16.11       637,587
   01/01/2011 to 12/31/2011...........    $16.11       $13.82       523,908
   01/01/2012 to 12/31/2012...........    $13.82       $15.45       401,945
   01/01/2013 to 12/31/2013...........    $15.45       $18.23       283,907
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.43       $10.98       306,415
   01/01/2011 to 12/31/2011...........    $10.98       $10.57       290,158
   01/01/2012 to 12/31/2012...........    $10.57       $12.42       233,447
   01/01/2013 to 12/31/2013...........    $12.42       $15.91       251,990
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.54       $15.82       385,986
   01/01/2011 to 12/31/2011...........    $15.82       $14.72       411,256
   01/01/2012 to 12/31/2012...........    $14.72       $17.48       413,544
   01/01/2013 to 12/31/2013...........    $17.48       $24.11       306,342
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.25       617,813
   01/01/2011 to 12/31/2011...........    $12.25       $11.52       383,450
   01/01/2012 to 12/31/2012...........    $11.52       $12.25       264,060
   01/01/2013 to 12/31/2013...........    $12.25       $18.14       293,944



*  Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR
                 HAV OR WITH ANYONE OF COMBO 5% OR HDV (1.75%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.56              0
   01/01/2006 to 12/31/2006...........    $10.56       $11.36              0
   01/01/2007 to 12/31/2007...........    $11.36       $11.74              0
   01/01/2008 to 12/31/2008...........    $11.74       $11.00              0
   01/01/2009 to 12/31/2009...........    $11.00       $12.64              0
   01/01/2010 to 12/31/2010...........    $12.64       $14.45              0
   01/01/2011 to 12/31/2011...........    $14.45       $14.59              0
   01/01/2012 to 12/31/2012...........    $14.59       $16.36              0
   01/01/2013 to 12/31/2013...........    $16.36       $17.68              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         74,829
   01/01/2006 to 12/31/2006...........    $10.02       $11.00      1,109,599
   01/01/2007 to 12/31/2007...........    $11.00       $11.80      2,095,862
   01/01/2008 to 12/31/2008...........    $11.80       $ 7.90      4,352,710
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 9.66      7,832,549
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.62      8,125,948
   01/01/2011 to 12/31/2011...........    $10.62       $10.16      5,875,413
   01/01/2012 to 12/31/2012...........    $10.16       $11.24      5,884,306
   01/01/2013 to 12/31/2013...........    $11.24       $12.14      5,528,716
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.65        203,032
   01/01/2007 to 12/31/2007...........    $10.65       $11.46        433,303
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.90      2,718,573
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 9.80      5,159,418
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.95      5,137,092
   01/01/2011 to 12/31/2011...........    $10.95       $10.77      3,694,717
   01/01/2012 to 12/31/2012...........    $10.77       $12.02      4,319,358
   01/01/2013 to 12/31/2013...........    $12.02       $13.77      4,466,220
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.47       $13.29          7,519
   01/01/2005 to 12/02/2005...........    $13.29       $15.24              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.13       $13.12          9,651
   01/01/2005 to 12/02/2005...........    $13.12       $14.49              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.52       $13.85         39,945
   01/01/2005 to 12/31/2005...........    $13.85       $14.24         46,399
   01/01/2006 to 12/31/2006...........    $14.24       $16.35         53,852
   01/01/2007 to 12/31/2007...........    $16.35       $16.04         75,537
   01/01/2008 to 12/31/2008...........    $16.04       $10.28        116,472
   01/01/2009 to 12/31/2009...........    $10.28       $11.90        295,585
   01/01/2010 to 12/31/2010...........    $11.90       $13.31        387,586
   01/01/2011 to 12/31/2011...........    $13.31       $13.55        332,429
   01/01/2012 to 05/04/2012...........    $13.55       $14.71              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         18,315
   01/01/2006 to 12/31/2006...........    $10.03       $10.89        206,700
   01/01/2007 to 12/31/2007...........    $10.89       $11.67        363,364
   01/01/2008 to 12/31/2008...........    $11.67       $ 8.18      4,544,410
   01/01/2009 to 12/31/2009...........    $ 8.18       $ 9.90      9,195,019
   01/01/2010 to 12/31/2010...........    $ 9.90       $10.93      8,699,486
   01/01/2011 to 12/31/2011...........    $10.93       $10.61      6,901,091
   01/01/2012 to 12/31/2012...........    $10.61       $11.72      7,178,712
   01/01/2013 to 12/31/2013...........    $11.72       $13.55      7,213,994
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.16        186,720
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.07        329,722
   01/01/2013 to 12/31/2013...........    $10.07       $10.97        394,788
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.49         74,848
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008..........    $10.04       $11.70              0
   01/01/2009 to 12/31/2009...........    $11.70       $11.46              0
   01/01/2010 to 12/31/2010...........    $11.46       $12.31              0
   01/01/2011 to 12/31/2011...........    $12.31       $12.87              0
   01/01/2012 to 12/31/2012...........    $12.87       $13.03              0
   01/01/2013 to 12/31/2013...........    $13.03       $12.76              0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.38              0
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.19            629
   01/01/2011 to 12/31/2011...........    $10.19       $10.98         11,571
   01/01/2012 to 12/31/2012...........    $10.98       $11.24          6,913
   01/01/2013 to 12/31/2013...........    $11.24       $10.97          7,437

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.77          4,783
   01/01/2011 to 12/31/2011...........    $10.77       $11.79          7,346
   01/01/2012 to 12/31/2012...........    $11.79       $12.17          3,692
   01/01/2013 to 12/31/2013...........    $12.17       $11.71              0
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.53              0
   01/01/2009 to 12/31/2009...........    $12.53       $11.57              0
   01/01/2010 to 12/31/2010...........    $11.57       $12.64              0
   01/01/2011 to 12/31/2011...........    $12.64       $14.10         16,280
   01/01/2012 to 12/31/2012...........    $14.10       $14.65         12,769
   01/01/2013 to 12/31/2013...........    $14.65       $13.94         65,213
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.60              0
   01/01/2009 to 12/31/2009...........    $12.60       $11.43              0
   01/01/2010 to 12/31/2010...........    $11.43       $12.50              0
   01/01/2011 to 12/31/2011...........    $12.50       $14.25              0
   01/01/2012 to 12/31/2012...........    $14.25       $14.82          6,636
   01/01/2013 to 12/31/2013...........    $14.82       $13.86         14,495
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.79              0
   01/01/2010 to 12/31/2010...........    $ 8.79       $ 9.66          3,398
   01/01/2011 to 12/31/2011...........    $ 9.66       $11.27              0
   01/01/2012 to 12/31/2012...........    $11.27       $11.77              0
   01/01/2013 to 12/31/2013...........    $11.77       $10.81         16,844
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.01          7,539
   01/01/2011 to 12/31/2011...........    $11.01       $13.02         17,990
   01/01/2012 to 12/31/2012...........    $13.02       $13.66         13,667
   01/01/2013 to 12/31/2013...........    $13.66       $12.48              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.03         25,532
   01/01/2012 to 12/31/2012...........    $12.03       $12.51         28,286
   01/01/2013 to 12/31/2013...........    $12.51       $11.09              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.40          2,207
   01/01/2013 to 12/31/2013...........    $10.40       $ 9.18         88,547
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.75          7,589
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01        156,071
   01/01/2006 to 12/31/2006...........    $10.01       $11.18      1,236,146
   01/01/2007 to 12/31/2007...........    $11.18       $12.05      2,184,899
   01/01/2008 to 12/31/2008...........    $12.05       $ 7.70      5,254,768
   01/01/2009 to 12/31/2009...........    $ 7.70       $ 9.48      9,649,337
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.56      9,541,918
   01/01/2011 to 12/31/2011...........    $10.56       $10.13      6,564,135
   01/01/2012 to 12/31/2012...........    $10.13       $11.31      7,253,930
   01/01/2013 to 12/31/2013...........    $11.31       $13.64      8,307,070
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.65         31,689
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.95       $18.90         41,357
   01/01/2005 to 12/31/2005...........    $18.90       $21.33         53,032
   01/01/2006 to 12/31/2006...........    $21.33       $28.65         70,174
   01/01/2007 to 12/31/2007...........    $28.65       $22.53         42,768
   01/01/2008 to 12/31/2008...........    $22.53       $14.38         50,033
   01/01/2009 to 12/31/2009...........    $14.38       $18.64        105,825
   01/01/2010 to 12/31/2010...........    $18.64       $23.57        111,924
   01/01/2011 to 12/31/2011...........    $23.57       $24.68         97,984
   01/01/2012 to 12/31/2012...........    $24.68       $27.97        103,989
   01/01/2013 to 12/31/2013...........    $27.97       $28.34        114,992
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.21       $17.05         39,619
   01/01/2005 to 12/31/2005...........    $17.05       $16.95         69,462
   01/01/2006 to 12/31/2006...........    $16.95       $19.98         81,425
   01/01/2007 to 12/31/2007...........    $19.98       $16.14         65,293
   01/01/2008 to 07/18/2008...........    $16.14       $14.78              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.68        195,251
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.42       $19.86         77,506
   01/01/2005 to 12/31/2005...........    $19.86       $21.35        157,947
   01/01/2006 to 12/31/2006...........    $21.35       $23.69        177,500
   01/01/2007 to 12/31/2007...........    $23.69       $25.88        191,930
   01/01/2008 to 12/31/2008...........    $25.88       $14.22        104,149
   01/01/2009 to 12/31/2009...........    $14.22       $18.53        232,311
   01/01/2010 to 12/31/2010...........    $18.53       $24.13        246,378
   01/01/2011 to 12/31/2011...........    $24.13       $20.60        210,184
   01/01/2012 to 12/31/2012...........    $20.60       $24.30        191,077
   01/01/2013 to 12/31/2013...........    $24.30       $33.62        181,082
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,262
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.15        571,212
   01/01/2009 to 12/31/2009...........    $ 7.15       $ 8.52      1,341,861
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.48      1,442,865
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.09      1,157,723
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.15      1,264,287
   01/01/2013 to 12/31/2013...........    $10.15       $11.89      1,513,789
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.57        218,137
   01/01/2007 to 12/31/2007...........    $10.57       $11.28        456,776
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.26      2,521,848
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.83      4,794,825
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 9.92      4,948,687
   01/01/2011 to 12/31/2011...........    $ 9.92       $ 9.60      3,579,527
   01/01/2012 to 12/31/2012...........    $ 9.60       $10.44      4,166,207
   01/01/2013 to 12/31/2013...........    $10.44       $11.77      3,954,033

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47        573,235
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.35              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.74      3,803,999
   01/01/2013 to 12/31/2013...........    $10.74       $13.14      3,745,291
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.81        309,658
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11         50,776
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.11        118,446
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.58        151,468
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 8.94         88,211
   01/01/2012 to 12/31/2012...........    $ 8.94       $11.13        113,541
   01/01/2013 to 12/31/2013...........    $11.13       $11.41        120,665
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.65       $11.86         25,285
   01/01/2005 to 12/31/2005...........    $11.86       $12.04         31,451
   01/01/2006 to 12/31/2006...........    $12.04       $13.02         49,123
   01/01/2007 to 12/31/2007...........    $13.02       $14.58         57,833
   01/01/2008 to 12/31/2008...........    $14.58       $ 8.55         81,276
   01/01/2009 to 12/31/2009...........    $ 8.55       $12.56        180,978
   01/01/2010 to 12/31/2010...........    $12.56       $13.61        179,004
   01/01/2011 to 12/31/2011...........    $13.61       $12.84         88,351
   01/01/2012 to 12/31/2012...........    $12.84       $15.11        100,006
   01/01/2013 to 12/31/2013...........    $15.11       $19.26        107,953
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.80       $13.96        421,261
   01/01/2005 to 12/31/2005...........    $13.96       $14.37        689,808
   01/01/2006 to 12/31/2006...........    $14.37       $16.55        568,989
   01/01/2007 to 12/31/2007...........    $16.55       $17.10        569,511
   01/01/2008 to 12/31/2008...........    $17.10       $ 9.96        371,815
   01/01/2009 to 12/31/2009...........    $ 9.96       $11.67        621,602
   01/01/2010 to 12/31/2010...........    $11.67       $12.94        632,157
   01/01/2011 to 12/31/2011...........    $12.94       $12.01        436,847
   01/01/2012 to 12/31/2012...........    $12.01       $14.12        404,667
   01/01/2013 to 12/31/2013...........    $14.12       $18.53        518,331

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.77       $14.60        102,613
   01/01/2005 to 12/31/2005...........    $14.60       $15.03        160,720
   01/01/2006 to 12/31/2006...........    $15.03       $15.69        120,385
   01/01/2007 to 12/31/2007...........    $15.69       $18.40        111,444
   01/01/2008 to 12/31/2008...........    $18.40       $10.70         86,649
   01/01/2009 to 12/31/2009...........    $10.70       $16.52        253,562
   01/01/2010 to 12/31/2010...........    $16.52       $19.45        254,558
   01/01/2011 to 12/31/2011...........    $19.45       $18.54        155,235
   01/01/2012 to 12/31/2012...........    $18.54       $21.78        158,856
   01/01/2013 to 12/31/2013...........    $21.78       $28.29        227,835
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          4,787
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.57      1,188,844
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.18      2,696,442
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.07      2,606,302
   01/01/2011 to 12/31/2011...........    $10.07       $ 9.84      2,336,688
   01/01/2012 to 12/31/2012...........    $ 9.84       $10.65      2,364,544
   01/01/2013 to 12/31/2013...........    $10.65       $11.49      2,165,383
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $12.80       $16.44        121,815
   01/01/2010 to 12/31/2010...........    $16.44       $20.47        129,429
   01/01/2011 to 12/31/2011...........    $20.47       $20.38        104,405
   01/01/2012 to 12/31/2012...........    $20.38       $23.16        115,043
   01/01/2013 to 12/31/2013...........    $23.16       $31.59        157,388
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.41       $14.41         46,811
   01/01/2005 to 12/31/2005...........    $14.41       $15.48         69,971
   01/01/2006 to 12/31/2006...........    $15.48       $18.51        168,266
   01/01/2007 to 12/31/2007...........    $18.51       $18.40        187,126
   01/01/2008 to 12/31/2008...........    $18.40       $11.34        124,499
   01/01/2009 to 12/31/2009...........    $11.34       $13.17        292,701
   01/01/2010 to 12/31/2010...........    $13.17       $14.55        285,605
   01/01/2011 to 12/31/2011...........    $14.55       $14.23        245,098
   01/01/2012 to 12/31/2012...........    $14.23       $15.85        280,404
   01/01/2013 to 12/31/2013...........    $15.85       $20.97        214,589

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.26       $13.38          46,959
   01/01/2005 to 12/31/2005...........    $13.38       $13.30          49,862
   01/01/2006 to 12/31/2006...........    $13.30       $14.42          82,914
   01/01/2007 to 12/31/2007...........    $14.42       $14.51         102,028
   01/01/2008 to 12/31/2008...........    $14.51       $10.62         140,984
   01/01/2009 to 12/31/2009...........    $10.62       $14.14         428,488
   01/01/2010 to 12/31/2010...........    $14.14       $15.77         372,390
   01/01/2011 to 12/31/2011...........    $15.77       $15.99         364,824
   01/01/2012 to 12/31/2012...........    $15.99       $17.88         373,793
   01/01/2013 to 12/31/2013...........    $17.88       $18.83         284,857
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.38       $15.26         291,719
   01/01/2005 to 12/31/2005...........    $15.26       $17.48         412,839
   01/01/2006 to 12/31/2006...........    $17.48       $20.78         373,524
   01/01/2007 to 12/31/2007...........    $20.78       $24.30         405,608
   01/01/2008 to 12/31/2008...........    $24.30       $11.88         279,897
   01/01/2009 to 12/31/2009...........    $11.88       $15.80         487,491
   01/01/2010 to 12/31/2010...........    $15.80       $17.77         425,028
   01/01/2011 to 12/31/2011...........    $17.77       $15.20         278,398
   01/01/2012 to 12/31/2012...........    $15.20       $17.98         225,134
   01/01/2013 to 12/31/2013...........    $17.98       $21.03         314,013
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.88       $15.32           6,471
   01/01/2005 to 12/31/2005...........    $15.32       $17.12          44,465
   01/01/2006 to 12/31/2006...........    $17.12       $21.44         103,147
   01/01/2007 to 12/31/2007...........    $21.44       $24.81         181,170
   01/01/2008 to 12/31/2008...........    $24.81       $13.65         149,062
   01/01/2009 to 12/31/2009...........    $13.65       $17.50         230,878
   01/01/2010 to 12/31/2010...........    $17.50       $19.10         223,400
   01/01/2011 to 12/31/2011...........    $19.10       $16.41         166,971
   01/01/2012 to 12/31/2012...........    $16.41       $18.81         154,255
   01/01/2013 to 12/31/2013...........    $18.81       $22.08         154,201
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.72      12,969,535
   01/01/2009 to 12/31/2009...........    $10.72       $11.73       3,153,640
   01/01/2010 to 12/31/2010...........    $11.73       $12.77       1,201,858
   01/01/2011 to 12/31/2011...........    $12.77       $14.10      12,727,050
   01/01/2012 to 12/31/2012...........    $14.10       $15.16       6,086,607
   01/01/2013 to 12/31/2013...........    $15.16       $14.42       3,120,079

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19              0
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.94        863,227
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.63      2,307,480
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.65      2,099,781
   01/01/2011 to 12/31/2011...........    $ 9.65       $ 9.43      1,614,883
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.52      1,676,781
   01/01/2013 to 12/31/2013...........    $10.52       $12.02      1,947,729
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.77       $14.70         22,423
   01/01/2005 to 12/31/2005...........    $14.70       $16.03         44,887
   01/01/2006 to 12/31/2006...........    $16.03       $19.34        113,134
   01/01/2007 to 12/31/2007...........    $19.34       $20.80        141,032
   01/01/2008 to 12/31/2008...........    $20.80       $11.98        113,373
   01/01/2009 to 12/31/2009...........    $11.98       $15.99        221,273
   01/01/2010 to 12/31/2010...........    $15.99       $16.84        185,707
   01/01/2011 to 12/31/2011...........    $16.84       $15.03        114,544
   01/01/2012 to 12/31/2012...........    $15.03       $18.00        173,844
   01/01/2013 to 12/31/2013...........    $18.00       $20.40        175,509
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.67       $12.74         14,649
   01/01/2005 to 12/31/2005...........    $12.74       $13.38         45,772
   01/01/2006 to 12/31/2006...........    $13.38       $14.61         48,632
   01/01/2007 to 12/31/2007...........    $14.61       $14.64        114,901
   01/01/2008 to 12/31/2008...........    $14.64       $11.85      3,160,598
   01/01/2009 to 12/31/2009...........    $11.85       $14.20      5,395,477
   01/01/2010 to 12/31/2010...........    $14.20       $14.97      4,994,247
   01/01/2011 to 12/31/2011...........    $14.97       $14.75      3,977,587
   01/01/2012 to 12/31/2012...........    $14.75       $16.04      3,829,637
   01/01/2013 to 12/31/2013...........    $16.04       $17.50      3,462,249
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29            791
   01/01/2010 to 12/31/2010...........    $10.29       $11.25            753
   01/01/2011 to 12/31/2011...........    $11.25       $11.13          4,670
   01/01/2012 to 12/31/2012...........    $11.13       $12.60         18,242
   01/01/2013 to 12/31/2013...........    $12.60       $16.89          9,071
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30            440
   01/01/2010 to 12/31/2010...........    $10.30       $11.51            441
   01/01/2011 to 12/31/2011...........    $11.51       $10.64          2,656
   01/01/2012 to 12/31/2012...........    $10.64       $11.84          4,937
   01/01/2013 to 12/31/2013...........    $11.84       $15.29          5,513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.67       $13.23        49,033
   01/01/2005 to 12/31/2005...........    $13.23       $13.84       170,343
   01/01/2006 to 12/31/2006...........    $13.84       $16.11       168,016
   01/01/2007 to 12/31/2007...........    $16.11       $15.35       215,386
   01/01/2008 to 12/31/2008...........    $15.35       $ 8.83       276,477
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.36       346,012
   01/01/2010 to 12/31/2010...........    $10.36       $11.52       329,940
   01/01/2011 to 12/31/2011...........    $11.52       $10.84       425,797
   01/01/2012 to 12/31/2012...........    $10.84       $12.45       310,531
   01/01/2013 to 12/31/2013...........    $12.45       $17.11       379,818
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.32       $14.00       479,057
   01/01/2005 to 12/31/2005...........    $14.00       $14.69       812,989
   01/01/2006 to 12/31/2006...........    $14.69       $15.48       798,266
   01/01/2007 to 12/31/2007...........    $15.48       $17.49       862,699
   01/01/2008 to 12/31/2008...........    $17.49       $ 9.68       585,331
   01/01/2009 to 12/31/2009...........    $ 9.68       $12.34       888,567
   01/01/2010 to 12/31/2010...........    $12.34       $14.52       935,347
   01/01/2011 to 12/31/2011...........    $14.52       $14.13       601,374
   01/01/2012 to 12/31/2012...........    $14.13       $15.59       530,840
   01/01/2013 to 12/31/2013...........    $15.59       $20.93       528,924
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.94       $12.60       108,071
   01/01/2005 to 12/31/2005...........    $12.60       $12.52       199,301
   01/01/2006 to 12/31/2006...........    $12.52       $13.51       181,639
   01/01/2007 to 12/31/2007...........    $13.51       $14.08       211,644
   01/01/2008 to 12/31/2008...........    $14.08       $10.62       187,186
   01/01/2009 to 12/31/2009...........    $10.62       $14.04       462,990
   01/01/2010 to 12/31/2010...........    $14.04       $15.65       363,535
   01/01/2011 to 12/31/2011...........    $15.65       $16.94       802,019
   01/01/2012 to 12/31/2012...........    $16.94       $17.63       499,905
   01/01/2013 to 12/31/2013...........    $17.63       $16.97       370,452
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.33       $14.34        19,007
   01/01/2005 to 12/31/2005...........    $14.34       $15.16        30,074
   01/01/2006 to 12/31/2006...........    $15.16       $18.51        52,300
   01/01/2007 to 12/31/2007...........    $18.51       $19.90        42,357
   01/01/2008 to 12/31/2008...........    $19.90       $12.90        29,392
   01/01/2009 to 12/31/2009...........    $12.90       $16.67       102,445
   01/01/2010 to 12/31/2010...........    $16.67       $18.35       118,460
   01/01/2011 to 12/31/2011...........    $18.35       $17.47       117,512
   01/01/2012 to 12/31/2012...........    $17.47       $21.12       124,134
   01/01/2013 to 12/31/2013...........    $21.12       $26.49       154,845

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.43       $12.43         26,773
   01/01/2005 to 12/31/2005...........    $12.43       $12.99         73,337
   01/01/2006 to 12/31/2006...........    $12.99       $14.00         47,760
   01/01/2007 to 12/31/2007...........    $14.00       $15.83         46,783
   01/01/2008 to 12/31/2008...........    $15.83       $ 9.90        101,558
   01/01/2009 to 12/31/2009...........    $ 9.90       $12.10        319,640
   01/01/2010 to 12/31/2010...........    $12.10       $13.40        285,466
   01/01/2011 to 12/31/2011...........    $13.40       $13.09        256,621
   01/01/2012 to 12/31/2012...........    $13.09       $15.06        275,009
   01/01/2013 to 12/31/2013...........    $15.06       $20.23        302,283
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.19              0
   01/01/2013 to 12/31/2013...........    $10.19       $13.47         21,063
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.41       $15.19          9,727
   01/01/2005 to 12/31/2005...........    $15.19       $15.73         14,573
   01/01/2006 to 12/31/2006...........    $15.73       $17.66         20,780
   01/01/2007 to 12/31/2007...........    $17.66       $17.83         60,316
   01/01/2008 to 12/31/2008...........    $17.83       $10.84         84,121
   01/01/2009 to 12/31/2009...........    $10.84       $14.79        131,073
   01/01/2010 to 12/31/2010...........    $14.79       $17.96        245,356
   01/01/2011 to 12/31/2011...........    $17.96       $17.04        194,504
   01/01/2012 to 12/31/2012...........    $17.04       $19.82        208,652
   01/01/2013 to 12/31/2013...........    $19.82       $25.79        167,490
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.88       $ 9.79        118,431
   01/01/2005 to 12/31/2005...........    $ 9.79       $ 9.88        216,620
   01/01/2006 to 12/31/2006...........    $ 9.88       $10.15        506,428
   01/01/2007 to 12/31/2007...........    $10.15       $10.46        811,956
   01/01/2008 to 12/31/2008...........    $10.46       $10.54      4,924,789
   01/01/2009 to 12/31/2009...........    $10.54       $10.38      6,589,463
   01/01/2010 to 12/31/2010...........    $10.38       $10.20      3,952,695
   01/01/2011 to 12/31/2011...........    $10.20       $10.02      3,134,616
   01/01/2012 to 12/31/2012...........    $10.02       $ 9.85      2,455,891
   01/01/2013 to 12/31/2013...........    $ 9.85       $ 9.67      1,802,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.37       $16.13       173,241
   01/01/2005 to 12/31/2005...........    $16.13       $17.76       272,421
   01/01/2006 to 12/31/2006...........    $17.76       $19.33       290,142
   01/01/2007 to 12/31/2007...........    $19.33       $19.59       243,039
   01/01/2008 to 12/31/2008...........    $19.59       $11.11       126,789
   01/01/2009 to 12/31/2009...........    $11.11       $15.36       175,659
   01/01/2010 to 12/31/2010...........    $15.36       $18.62       179,576
   01/01/2011 to 12/31/2011...........    $18.62       $17.84       124,275
   01/01/2012 to 12/31/2012...........    $17.84       $20.53       124,963
   01/01/2013 to 12/31/2013...........    $20.53       $28.65       168,627
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07       109,152
   01/01/2012 to 12/31/2012...........    $10.07       $10.37       126,809
   01/01/2013 to 12/31/2013...........    $10.37       $ 9.90       157,029
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.20       $13.92        25,256
   01/01/2005 to 12/31/2005...........    $13.92       $15.52        76,284
   01/01/2006 to 12/31/2006...........    $15.52       $17.39       176,082
   01/01/2007 to 12/31/2007...........    $17.39       $20.88       230,717
   01/01/2008 to 12/31/2008...........    $20.88       $11.65       166,699
   01/01/2009 to 12/31/2009...........    $11.65       $14.86       194,357
   01/01/2010 to 12/31/2010...........    $14.86       $18.79       265,825
   01/01/2011 to 12/31/2011...........    $18.79       $18.77       159,187
   01/01/2012 to 12/31/2012...........    $18.77       $20.73       170,702
   01/01/2013 to 12/31/2013...........    $20.73       $27.01       217,953
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.09       $15.15        35,100
   01/01/2005 to 12/31/2005...........    $15.15       $14.94        20,632
   01/01/2006 to 12/31/2006...........    $14.94       $15.81        17,749
   01/01/2007 to 12/31/2007...........    $15.81       $18.44        40,312
   01/01/2008 to 12/31/2008...........    $18.44       $10.41        40,300
   01/01/2009 to 12/31/2009...........    $10.41       $12.54        83,604
   01/01/2010 to 12/31/2010...........    $12.54       $14.82       106,919
   01/01/2011 to 04/29/2011...........    $14.82       $16.61             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.32       463,129
   01/01/2013 to 12/31/2013...........    $10.32       $12.05       472,377

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57         41,994
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.11        411,638
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.95        575,179
   01/01/2011 to 12/31/2011...........    $10.95       $ 8.58        282,385
   01/01/2012 to 12/31/2012...........    $ 8.58       $ 9.94        278,402
   01/01/2013 to 12/31/2013...........    $ 9.94       $ 9.79        308,384
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.23       $10.26        295,271
   01/01/2005 to 12/31/2005...........    $10.26       $10.25        608,617
   01/01/2006 to 12/31/2006...........    $10.25       $10.45        538,026
   01/01/2007 to 12/31/2007...........    $10.45       $10.97        540,038
   01/01/2008 to 12/31/2008...........    $10.97       $10.90        712,342
   01/01/2009 to 12/31/2009...........    $10.90       $11.80      1,339,103
   01/01/2010 to 12/31/2010...........    $11.80       $12.05      1,296,102
   01/01/2011 to 12/31/2011...........    $12.05       $12.10      1,090,180
   01/01/2012 to 12/31/2012...........    $12.10       $12.45        906,164
   01/01/2013 to 12/31/2013...........    $12.45       $11.96        703,101
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.52       $10.85        356,784
   01/01/2005 to 12/31/2005...........    $10.85       $10.93        221,858
   01/01/2006 to 12/31/2006...........    $10.93       $11.14        413,360
   01/01/2007 to 12/31/2007...........    $11.14       $11.85        627,158
   01/01/2008 to 12/31/2008...........    $11.85       $11.38      1,923,586
   01/01/2009 to 12/31/2009...........    $11.38       $13.03      6,477,063
   01/01/2010 to 12/31/2010...........    $13.03       $13.79      5,823,131
   01/01/2011 to 12/31/2011...........    $13.79       $13.98      4,380,484
   01/01/2012 to 12/31/2012...........    $13.98       $15.02      4,925,654
   01/01/2013 to 12/31/2013...........    $15.02       $14.48      3,565,817
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         40,555
   01/01/2006 to 12/31/2006...........    $10.04       $10.65        135,242
   01/01/2007 to 12/31/2007...........    $10.65       $11.37        254,722
   01/01/2008 to 12/31/2008...........    $11.37       $ 9.00      5,689,527
   01/01/2009 to 12/31/2009...........    $ 9.00       $10.61      8,876,053
   01/01/2010 to 12/31/2010...........    $10.61       $11.52      8,285,111
   01/01/2011 to 12/31/2011...........    $11.52       $11.44      9,292,075
   01/01/2012 to 12/31/2012...........    $11.44       $12.40      7,824,702
   01/01/2013 to 12/31/2013...........    $12.40       $13.31      6,555,353
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07         68,332
   01/01/2012 to 12/31/2012...........    $10.07       $10.60        127,200
   01/01/2013 to 12/31/2013...........    $10.60       $10.17        131,237

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47        338,752
   01/01/2007 to 12/31/2007...........    $10.47       $11.46        699,843
   01/01/2008 to 12/31/2008...........    $11.46       $ 6.68      3,179,075
   01/01/2009 to 12/31/2009...........    $ 6.68       $ 8.27      8,102,750
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.67      8,008,178
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 8.91      5,066,553
   01/01/2012 to 12/31/2012...........    $ 8.91       $ 9.88      5,946,493
   01/01/2013 to 12/31/2013...........    $ 9.88       $11.36      5,941,905
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.27       $13.26         12,699
   01/01/2005 to 12/31/2005...........    $13.26       $13.49        101,861
   01/01/2006 to 12/31/2006...........    $13.49       $14.93        110,098
   01/01/2007 to 12/31/2007...........    $14.93       $14.97        103,290
   01/01/2008 to 12/31/2008...........    $14.97       $ 9.01         65,761
   01/01/2009 to 12/31/2009...........    $ 9.01       $10.79         83,441
   01/01/2010 to 12/31/2010...........    $10.79       $12.19         93,648
   01/01/2011 to 12/31/2011...........    $12.19       $12.39         80,817
   01/01/2012 to 12/31/2012...........    $12.39       $14.47        119,164
   01/01/2013 to 12/31/2013...........    $14.47       $18.82         96,916
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.89         34,097
   01/01/2012 to 12/31/2012...........    $ 8.89       $ 9.89         34,416
   01/01/2013 to 12/31/2013...........    $ 9.89       $11.89            807
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04              0
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.14      1,735,291
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.66      3,303,858
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.52      3,744,133
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.19      2,822,961
   01/01/2012 to 12/31/2012...........    $ 9.19       $ 9.95      3,000,554
   01/01/2013 to 12/31/2013...........    $ 9.95       $11.00      2,844,187
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50          2,734
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.32        953,185
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.13      2,123,301
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.25      2,188,086
   01/01/2011 to 12/31/2011...........    $10.25       $ 9.83      1,532,830
   01/01/2012 to 12/31/2012...........    $ 9.83       $11.20      1,973,979
   01/01/2013 to 12/31/2013...........    $11.20       $12.99      2,031,121

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.64       $12.47         10,605
   01/01/2005 to 12/31/2005...........    $12.47       $12.82         18,931
   01/01/2006 to 12/31/2006...........    $12.82       $13.81         16,904
   01/01/2007 to 12/31/2007...........    $13.81       $14.78         74,914
   01/01/2008 to 12/31/2008...........    $14.78       $10.13        805,504
   01/01/2009 to 12/31/2009...........    $10.13       $12.69      1,848,676
   01/01/2010 to 12/31/2010...........    $12.69       $13.94      2,596,866
   01/01/2011 to 12/31/2011...........    $13.94       $13.23      1,587,756
   01/01/2012 to 12/31/2012...........    $13.23       $14.45      1,723,539
   01/01/2013 to 12/31/2013...........    $14.45       $16.24      1,483,807
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.53       $12.37         40,854
   01/01/2005 to 12/31/2005...........    $12.37       $12.33         59,333
   01/01/2006 to 12/31/2006...........    $12.33       $13.64         47,796
   01/01/2007 to 12/31/2007...........    $13.64       $14.36         54,847
   01/01/2008 to 12/31/2008...........    $14.36       $ 9.17         68,880
   01/01/2009 to 12/31/2009...........    $ 9.17       $12.07        124,179
   01/01/2010 to 12/31/2010...........    $12.07       $16.17        260,929
   01/01/2011 to 12/31/2011...........    $16.17       $15.74        118,967
   01/01/2012 to 12/31/2012...........    $15.74       $17.34        165,254
   01/01/2013 to 12/31/2013...........    $17.34       $23.03        236,534
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.45       $15.39        141,679
   01/01/2005 to 12/31/2005...........    $15.39       $16.13        223,774
   01/01/2006 to 12/31/2006...........    $16.13       $19.02        223,604
   01/01/2007 to 12/31/2007...........    $19.02       $17.64        267,468
   01/01/2008 to 12/31/2008...........    $17.64       $12.18        207,810
   01/01/2009 to 12/31/2009...........    $12.18       $15.20        346,090
   01/01/2010 to 12/31/2010...........    $15.20       $18.81        370,330
   01/01/2011 to 12/31/2011...........    $18.81       $17.38        308,621
   01/01/2012 to 12/31/2012...........    $17.38       $20.17        230,213
   01/01/2013 to 12/31/2013...........    $20.17       $27.23        221,981

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.14       $13.26         27,099
   01/01/2005 to 12/31/2005...........    $13.26       $13.64         64,390
   01/01/2006 to 12/31/2006...........    $13.64       $15.08         79,479
   01/01/2007 to 12/31/2007...........    $15.08       $15.75        362,422
   01/01/2008 to 12/31/2008...........    $15.75       $11.46      1,854,274
   01/01/2009 to 12/31/2009...........    $11.46       $13.97      3,003,586
   01/01/2010 to 12/31/2010...........    $13.97       $15.31      3,463,609
   01/01/2011 to 12/31/2011...........    $15.31       $15.34      2,695,482
   01/01/2012 to 12/31/2012...........    $15.34       $17.11      3,129,497
   01/01/2013 to 12/31/2013...........    $17.11       $19.64      3,355,844
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.71       $14.23         51,451
   01/01/2005 to 12/31/2005...........    $14.23       $14.75         86,022
   01/01/2006 to 12/31/2006...........    $14.75       $17.58        156,441
   01/01/2007 to 12/31/2007...........    $17.58       $16.66        180,532
   01/01/2008 to 12/31/2008...........    $16.66       $ 9.51        162,150
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.57        232,439
   01/01/2010 to 12/31/2010...........    $11.57       $12.87        263,882
   01/01/2011 to 12/31/2011...........    $12.87       $12.44        209,831
   01/01/2012 to 12/31/2012...........    $12.44       $14.33        234,409
   01/01/2013 to 12/31/2013...........    $14.33       $18.26        259,454
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.35       $11.80          7,799
   01/01/2005 to 12/31/2005...........    $11.80       $13.49         17,972
   01/01/2006 to 12/31/2006...........    $13.49       $14.01        116,955
   01/01/2007 to 12/31/2007...........    $14.01       $14.89        215,380
   01/01/2008 to 12/31/2008...........    $14.89       $ 8.70        366,989
   01/01/2009 to 12/31/2009...........    $ 8.70       $13.11        634,431
   01/01/2010 to 12/31/2010...........    $13.11       $14.91        621,392
   01/01/2011 to 12/31/2011...........    $14.91       $14.40        510,390
   01/01/2012 to 12/31/2012...........    $14.40       $16.64        618,330
   01/01/2013 to 12/31/2013...........    $16.64       $23.54        659,574

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.70       $17.65         37,223
   01/01/2005 to 12/31/2005...........    $17.65       $22.79         92,406
   01/01/2006 to 12/31/2006...........    $22.79       $25.95        109,447
   01/01/2007 to 12/31/2007...........    $25.95       $35.82        131,729
   01/01/2008 to 12/31/2008...........    $35.82       $17.60        116,495
   01/01/2009 to 12/31/2009...........    $17.60       $25.83        303,259
   01/01/2010 to 12/31/2010...........    $25.83       $30.57        357,381
   01/01/2011 to 12/31/2011...........    $30.57       $25.55        250,885
   01/01/2012 to 12/31/2012...........    $25.55       $26.01        225,332
   01/01/2013 to 12/31/2013...........    $26.01       $29.49        171,665
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.44       $12.21        103,452
   01/01/2005 to 12/31/2005...........    $12.21       $11.46        159,623
   01/01/2006 to 12/31/2006...........    $11.46       $11.96        177,938
   01/01/2007 to 12/31/2007...........    $11.96       $12.89        186,574
   01/01/2008 to 12/31/2008...........    $12.89       $12.35        196,898
   01/01/2009 to 12/31/2009...........    $12.35       $13.61        510,891
   01/01/2010 to 12/31/2010...........    $13.61       $14.14        404,389
   01/01/2011 to 12/31/2011...........    $14.14       $14.46        331,623
   01/01/2012 to 12/31/2012...........    $14.46       $14.95        336,636
   01/01/2013 to 12/31/2013...........    $14.95       $14.14        282,751
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         19,105
   01/01/2006 to 12/31/2006...........    $10.00       $11.36        201,258
   01/01/2007 to 12/31/2007...........    $11.36       $12.23        226,300
   01/01/2008 to 12/31/2008...........    $12.23       $ 6.93        308,687
   01/01/2009 to 12/31/2009...........    $ 6.93       $ 8.74        627,433
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.85        494,408
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.34        549,724
   01/01/2012 to 12/31/2012...........    $ 9.34       $10.19        573,378
   01/01/2013 to 12/31/2013...........    $10.19       $12.06      1,015,167

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98         50,212
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.29        827,581
   01/01/2009 to 12/31/2009...........    $ 9.29       $10.19      1,709,734
   01/01/2010 to 12/31/2010...........    $10.19       $10.79      1,705,804
   01/01/2011 to 12/31/2011...........    $10.79       $11.24      1,440,916
   01/01/2012 to 12/31/2012...........    $11.24       $11.92      1,487,081
   01/01/2013 to 12/31/2013...........    $11.92       $11.53      1,542,429
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.43         42,994
   01/01/2006 to 12/31/2006...........    $11.43       $12.47         49,409
   01/01/2007 to 12/31/2007...........    $12.47       $13.60         54,450
   01/01/2008 to 12/31/2008...........    $13.60       $ 7.87         45,694
   01/01/2009 to 12/31/2009...........    $ 7.87       $10.81         46,512
   01/01/2010 to 07/16/2010...........    $10.81       $10.58              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.45       $12.24          7,296
   01/01/2005 to 12/31/2005...........    $12.24       $13.95         18,651
   01/01/2006 to 12/31/2006...........    $13.95       $16.88         35,398
   01/01/2007 to 12/31/2007...........    $16.88       $19.07         42,612
   01/01/2008 to 12/31/2008...........    $19.07       $10.96         34,306
   01/01/2009 to 12/31/2009...........    $10.96       $12.49         38,920
   01/01/2010 to 07/16/2010...........    $12.49       $11.86              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.23       $13.93            263
   01/01/2005 to 12/31/2005...........    $13.93       $14.22            843
   01/01/2006 to 12/31/2006...........    $14.22       $14.81          3,508
   01/01/2007 to 12/31/2007...........    $14.81       $16.29          6,353
   01/01/2008 to 12/31/2008...........    $16.29       $11.65          5,197
   01/01/2009 to 12/31/2009...........    $11.65       $16.48         23,777
   01/01/2010 to 07/16/2010...........    $16.48       $15.39              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.11         13,357
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 7.73         25,448
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 9.04         16,066
   01/01/2011 to 12/31/2011...........    $ 9.04       $ 7.91         12,763
   01/01/2012 to 12/31/2012...........    $ 7.91       $ 8.85         19,944
   01/01/2013 to 12/31/2013...........    $ 8.85       $11.40         17,886
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.64      2,458,339
   01/01/2009 to 12/31/2009...........    $ 6.64       $ 8.48      5,009,139
   01/01/2010 to 12/31/2010...........    $ 8.48       $ 9.19      4,904,811
   01/01/2011 to 12/31/2011...........    $ 9.19       $ 8.88      3,519,423
   01/01/2012 to 09/21/2012...........    $ 8.88       $ 9.94              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $15.88         16,155
   01/01/2005 to 12/31/2005...........    $15.88       $17.19         22,191
   01/01/2006 to 12/31/2006...........    $17.19       $23.38         33,710
   01/01/2007 to 12/31/2007...........    $23.38       $26.03         83,658
   01/01/2008 to 12/31/2008...........    $26.03       $14.63         54,496
   01/01/2009 to 12/31/2009...........    $14.63       $20.28         45,909
   01/01/2010 to 12/31/2010...........    $20.28       $21.86         41,451
   01/01/2011 to 12/31/2011...........    $21.86       $19.87         38,477
   01/01/2012 to 12/31/2012...........    $19.87       $24.48         27,454
   01/01/2013 to 12/31/2013...........    $24.48       $27.50         23,137
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16         11,147
   01/01/2012 to 04/27/2012...........    $ 8.16       $ 9.25              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.12         22,541
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.63         19,661
   01/01/2013 to 12/31/2013...........    $10.63       $13.69         19,004

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.14       $14.64         8,375
   01/01/2005 to 12/31/2005...........    $14.64       $15.92        19,759
   01/01/2006 to 12/31/2006...........    $15.92       $18.16         9,691
   01/01/2007 to 12/31/2007...........    $18.16       $20.02         6,257
   01/01/2008 to 12/31/2008...........    $20.02       $10.21        11,493
   01/01/2009 to 12/31/2009...........    $10.21       $14.29        10,055
   01/01/2010 to 12/31/2010...........    $14.29       $17.39         8,468
   01/01/2011 to 04/29/2011...........    $17.39       $19.36             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.63       $13.49         8,738
   01/01/2005 to 12/31/2005...........    $13.49       $14.04        10,217
   01/01/2006 to 12/31/2006...........    $14.04       $16.06        16,548
   01/01/2007 to 12/31/2007...........    $16.06       $12.27        13,057
   01/01/2008 to 12/31/2008...........    $12.27       $ 4.89        27,302
   01/01/2009 to 12/31/2009...........    $ 4.89       $ 6.12        46,084
   01/01/2010 to 12/31/2010...........    $ 6.12       $ 6.63        34,698
   01/01/2011 to 04/29/2011...........    $ 6.63       $ 7.00             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.95       $12.63         6,838
   01/01/2005 to 12/31/2005...........    $12.63       $13.42        18,192
   01/01/2006 to 12/31/2006...........    $13.42       $13.87        14,027
   01/01/2007 to 12/31/2007...........    $13.87       $15.24        16,121
   01/01/2008 to 12/31/2008...........    $15.24       $10.69        20,679
   01/01/2009 to 12/31/2009...........    $10.69       $13.41        22,802
   01/01/2010 to 12/31/2010...........    $13.41       $13.87        21,332
   01/01/2011 to 12/31/2011...........    $13.87       $14.17        20,251
   01/01/2012 to 12/31/2012...........    $14.17       $16.83        13,718
   01/01/2013 to 12/31/2013...........    $16.83       $23.24        21,230
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.76         4,386
   01/01/2013 to 12/31/2013...........    $ 9.76       $13.14         2,175

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.22         9,377
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 9.61        13,037
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.46        11,371
   01/01/2011 to 12/31/2011...........    $11.46       $10.69         5,242
   01/01/2012 to 12/31/2012...........    $10.69       $11.68         4,697
   01/01/2013 to 12/31/2013...........    $11.68       $14.37         5,557
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.97         5,319
   01/01/2009 to 12/31/2009...........    $ 5.97       $ 6.85         1,708
   01/01/2010 to 12/31/2010...........    $ 6.85       $ 8.78         2,439
   01/01/2011 to 12/31/2011...........    $ 8.78       $ 8.74         2,622
   01/01/2012 to 12/31/2012...........    $ 8.74       $ 9.70         2,070
   01/01/2013 to 12/31/2013...........    $ 9.70       $14.18        13,686
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.59       $18.35        26,850
   01/01/2005 to 12/31/2005...........    $18.35       $23.71        57,342
   01/01/2006 to 12/31/2006...........    $23.71       $31.35        82,911
   01/01/2007 to 12/31/2007...........    $31.35       $44.19        82,928
   01/01/2008 to 12/31/2008...........    $44.19       $18.30        47,859
   01/01/2009 to 12/31/2009...........    $18.30       $29.16        74,449
   01/01/2010 to 12/31/2010...........    $29.16       $33.28        57,941
   01/01/2011 to 12/31/2011...........    $33.28       $25.37        40,811
   01/01/2012 to 12/31/2012...........    $25.37       $29.11        24,448
   01/01/2013 to 12/31/2013...........    $29.11       $28.61        14,418
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $15.99       $15.62        18,117
   01/01/2005 to 12/31/2005...........    $15.62       $18.34        25,863
   01/01/2006 to 12/31/2006...........    $18.34       $25.11        32,536
   01/01/2007 to 12/31/2007...........    $25.11       $36.44        40,496
   01/01/2008 to 12/31/2008...........    $36.44       $17.61        26,068
   01/01/2009 to 12/31/2009...........    $17.61       $26.67        25,211
   01/01/2010 to 12/31/2010...........    $26.67       $29.85        22,663
   01/01/2011 to 12/31/2011...........    $29.85       $21.41        21,123
   01/01/2012 to 12/31/2012...........    $21.41       $24.29         4,204
   01/01/2013 to 12/31/2013...........    $24.29       $27.44         2,273

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.15         2,561
   01/01/2005 to 12/31/2005...........    $14.15       $13.88         8,938
   01/01/2006 to 12/31/2006...........    $13.88       $15.74         9,664
   01/01/2007 to 12/31/2007...........    $15.74       $11.25         9,903
   01/01/2008 to 12/31/2008...........    $11.25       $ 5.86         9,087
   01/01/2009 to 12/31/2009...........    $ 5.86       $ 5.52         7,785
   01/01/2010 to 12/31/2010...........    $ 5.52       $ 5.87         7,079
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 4.23         6,309
   01/01/2012 to 12/31/2012...........    $ 4.23       $ 5.54         6,360
   01/01/2013 to 12/31/2013...........    $ 5.54       $ 7.26         1,827
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $14.48           648
   01/01/2005 to 12/31/2005...........    $14.48       $14.57        14,618
   01/01/2006 to 12/31/2006...........    $14.57       $16.53        26,524
   01/01/2007 to 12/31/2007...........    $16.53       $21.23        37,846
   01/01/2008 to 12/31/2008...........    $21.23       $10.13        18,904
   01/01/2009 to 12/31/2009...........    $10.13       $16.17        23,669
   01/01/2010 to 12/31/2010...........    $16.17       $20.60        21,160
   01/01/2011 to 12/31/2011...........    $20.60       $16.97        18,100
   01/01/2012 to 12/31/2012...........    $16.97       $18.09         6,411
   01/01/2013 to 12/31/2013...........    $18.09       $21.05         2,448
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 7.51       $ 6.62        42,157
   01/01/2005 to 12/31/2005...........    $ 6.62       $ 6.41        61,437
   01/01/2006 to 12/31/2006...........    $ 6.41       $ 5.83        25,153
   01/01/2007 to 12/31/2007...........    $ 5.83       $ 5.76        23,981
   01/01/2008 to 12/31/2008...........    $ 5.76       $ 7.92        26,353
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 5.61        96,637
   01/01/2010 to 12/31/2010...........    $ 5.61       $ 4.53        69,378
   01/01/2011 to 12/31/2011...........    $ 4.53       $ 4.06        26,138
   01/01/2012 to 12/31/2012...........    $ 4.06       $ 3.32        13,812
   01/01/2013 to 12/31/2013...........    $ 3.32       $ 2.40        25,213

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $12.03       $12.86        15,572
   01/01/2005 to 12/31/2005...........    $12.86       $12.99        34,147
   01/01/2006 to 12/31/2006...........    $12.99       $14.50        18,906
   01/01/2007 to 12/31/2007...........    $14.50       $14.75        13,614
   01/01/2008 to 12/31/2008...........    $14.75       $ 9.03         3,827
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.04        22,173
   01/01/2010 to 12/31/2010...........    $11.04       $12.21        23,934
   01/01/2011 to 12/31/2011...........    $12.21       $11.99        12,535
   01/01/2012 to 12/31/2012...........    $11.99       $13.42         6,695
   01/01/2013 to 12/31/2013...........    $13.42       $17.11         4,119
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.53       $12.37           147
   01/01/2005 to 12/31/2005...........    $12.37       $12.11         1,109
   01/01/2006 to 12/31/2006...........    $12.11       $13.40         4,086
   01/01/2007 to 12/31/2007...........    $13.40       $14.17        13,056
   01/01/2008 to 12/31/2008...........    $14.17       $10.20           721
   01/01/2009 to 12/31/2009...........    $10.20       $12.18           360
   01/01/2010 to 12/31/2010...........    $12.18       $14.05           316
   01/01/2011 to 12/31/2011...........    $14.05       $14.76           233
   01/01/2012 to 12/31/2012...........    $14.76       $16.08            57
   01/01/2013 to 12/31/2013...........    $16.08       $20.29            39
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.35            65
   01/01/2005 to 12/31/2005...........    $12.35       $11.56           227
   01/01/2006 to 12/31/2006...........    $11.56       $12.73         3,681
   01/01/2007 to 12/31/2007...........    $12.73       $11.47         4,292
   01/01/2008 to 12/31/2008...........    $11.47       $ 7.73            24
   01/01/2009 to 12/31/2009...........    $ 7.73       $ 9.94            92
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.85           166
   01/01/2011 to 12/31/2011...........    $11.85       $12.29            32
   01/01/2012 to 12/31/2012...........    $12.29       $14.74         1,493
   01/01/2013 to 12/31/2013...........    $14.74       $20.25             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $14.85        19,592
   01/01/2005 to 12/31/2005...........    $14.85       $15.77        21,422
   01/01/2006 to 12/31/2006...........    $15.77       $18.21        29,237
   01/01/2007 to 12/31/2007...........    $18.21       $20.49        50,808
   01/01/2008 to 12/31/2008...........    $20.49       $11.27           530
   01/01/2009 to 12/31/2009...........    $11.27       $14.65         5,364
   01/01/2010 to 12/31/2010...........    $14.65       $14.78         1,876
   01/01/2011 to 12/31/2011...........    $14.78       $13.23           456
   01/01/2012 to 12/31/2012...........    $13.23       $15.15         1,233
   01/01/2013 to 12/31/2013...........    $15.15       $18.11           440
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.47       $13.52        20,343
   01/01/2005 to 12/31/2005...........    $13.52       $13.82        24,185
   01/01/2006 to 12/31/2006...........    $13.82       $15.93        31,142
   01/01/2007 to 12/31/2007...........    $15.93       $12.66        32,506
   01/01/2008 to 12/31/2008...........    $12.66       $ 6.15        30,372
   01/01/2009 to 12/31/2009...........    $ 6.15       $ 6.95        26,282
   01/01/2010 to 12/31/2010...........    $ 6.95       $ 7.57        26,663
   01/01/2011 to 12/31/2011...........    $ 7.57       $ 6.41        23,480
   01/01/2012 to 12/31/2012...........    $ 6.41       $ 7.86         5,440
   01/01/2013 to 12/31/2013...........    $ 7.86       $10.20         4,002
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.07       $11.13        31,097
   01/01/2005 to 12/31/2005...........    $11.13       $11.60        38,945
   01/01/2006 to 12/31/2006...........    $11.60       $11.99        24,586
   01/01/2007 to 12/31/2007...........    $11.99       $12.56        31,591
   01/01/2008 to 12/31/2008...........    $12.56       $ 9.34        11,011
   01/01/2009 to 12/31/2009...........    $ 9.34       $10.97         5,261
   01/01/2010 to 12/31/2010...........    $10.97       $11.09         5,691
   01/01/2011 to 12/31/2011...........    $11.09       $11.99         4,980
   01/01/2012 to 12/31/2012...........    $11.99       $13.83         4,688
   01/01/2013 to 12/31/2013...........    $13.83       $19.00         4,534

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.32         3,396
   01/01/2005 to 12/31/2005...........    $14.32       $14.41         5,454
   01/01/2006 to 12/31/2006...........    $14.41       $15.81         1,021
   01/01/2007 to 12/31/2007...........    $15.81       $17.35         5,495
   01/01/2008 to 12/31/2008...........    $17.35       $10.15         6,402
   01/01/2009 to 12/31/2009...........    $10.15       $12.37         5,302
   01/01/2010 to 12/31/2010...........    $12.37       $15.04         4,514
   01/01/2011 to 12/31/2011...........    $15.04       $14.51         3,164
   01/01/2012 to 12/31/2012...........    $14.51       $16.51         2,687
   01/01/2013 to 12/31/2013...........    $16.51       $22.42         2,644
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $13.45        19,547
   01/01/2005 to 12/31/2005...........    $13.45       $18.73        35,465
   01/01/2006 to 12/31/2006...........    $18.73       $20.40        26,266
   01/01/2007 to 12/31/2007...........    $20.40       $18.04        25,698
   01/01/2008 to 12/31/2008...........    $18.04       $10.48        24,340
   01/01/2009 to 12/31/2009...........    $10.48       $11.36        21,327
   01/01/2010 to 12/31/2010...........    $11.36       $10.44        21,933
   01/01/2011 to 12/31/2011...........    $10.44       $ 8.35        23,927
   01/01/2012 to 12/31/2012...........    $ 8.35       $10.09         1,350
   01/01/2013 to 12/31/2013...........    $10.09       $14.69           226
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.29         4,703
   01/01/2006 to 12/31/2006...........    $10.29       $11.02        26,655
   01/01/2007 to 12/31/2007...........    $11.02       $11.58        42,713
   01/01/2008 to 12/31/2008...........    $11.58       $ 7.34        21,985
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.35        12,554
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.40         4,421
   01/01/2011 to 12/31/2011...........    $10.40       $10.54        21,868
   01/01/2012 to 12/31/2012...........    $10.54       $11.67        20,676
   01/01/2013 to 12/31/2013...........    $11.67       $14.99        13,894

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.37       $10.49         5,323
   01/01/2006 to 12/31/2006...........    $10.49       $12.24        36,601
   01/01/2007 to 12/31/2007...........    $12.24       $12.04        31,236
   01/01/2008 to 12/31/2008...........    $12.04       $ 7.04         1,074
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 8.26         2,121
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.17         1,385
   01/01/2011 to 12/31/2011...........    $ 9.17       $ 8.89           668
   01/01/2012 to 12/31/2012...........    $ 8.89       $10.08           882
   01/01/2013 to 12/31/2013...........    $10.08       $12.87           932
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $13.47        27,151
   01/01/2005 to 12/31/2005...........    $13.47       $14.72        25,861
   01/01/2006 to 12/31/2006...........    $14.72       $15.04         5,310
   01/01/2007 to 12/31/2007...........    $15.04       $16.51        22,924
   01/01/2008 to 12/31/2008...........    $16.51       $ 9.92         3,232
   01/01/2009 to 12/31/2009...........    $ 9.92       $13.48         4,433
   01/01/2010 to 12/31/2010...........    $13.48       $17.01         6,911
   01/01/2011 to 12/31/2011...........    $17.01       $16.23         4,330
   01/01/2012 to 12/31/2012...........    $16.23       $18.40         7,406
   01/01/2013 to 12/31/2013...........    $18.40       $23.60         6,163
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $15.29        10,601
   01/01/2005 to 12/31/2005...........    $15.29       $16.36         2,461
   01/01/2006 to 12/31/2006...........    $16.36       $18.05        15,454
   01/01/2007 to 12/31/2007...........    $18.05       $17.90         9,907
   01/01/2008 to 12/31/2008...........    $17.90       $11.20         2,323
   01/01/2009 to 12/31/2009...........    $11.20       $14.41         2,633
   01/01/2010 to 12/31/2010...........    $14.41       $17.05         3,219
   01/01/2011 to 12/31/2011...........    $17.05       $16.09         1,916
   01/01/2012 to 12/31/2012...........    $16.09       $18.43         2,006
   01/01/2013 to 12/31/2013...........    $18.43       $23.93         2,174

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.50       $14.39        67,576
   01/01/2005 to 12/31/2005...........    $14.39       $14.17        60,526
   01/01/2006 to 12/31/2006...........    $14.17       $14.68        16,739
   01/01/2007 to 12/31/2007...........    $14.68       $16.96        24,530
   01/01/2008 to 12/31/2008...........    $16.96       $ 9.59         9,956
   01/01/2009 to 12/31/2009...........    $ 9.59       $14.32         8,990
   01/01/2010 to 12/31/2010...........    $14.32       $16.63         7,404
   01/01/2011 to 12/31/2011...........    $16.63       $16.58         7,584
   01/01/2012 to 12/31/2012...........    $16.58       $18.93         2,620
   01/01/2013 to 12/31/2013...........    $18.93       $24.98         4,472
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.16       $15.45        23,701
   01/01/2005 to 12/31/2005...........    $15.45       $19.93        44,755
   01/01/2006 to 12/31/2006...........    $19.93       $23.62        38,829
   01/01/2007 to 12/31/2007...........    $23.62       $30.75        48,835
   01/01/2008 to 12/31/2008...........    $30.75       $19.05        70,895
   01/01/2009 to 12/31/2009...........    $19.05       $21.61        71,285
   01/01/2010 to 12/31/2010...........    $21.61       $25.01        73,394
   01/01/2011 to 12/31/2011...........    $25.01       $25.12        62,469
   01/01/2012 to 12/31/2012...........    $25.12       $25.40        13,285
   01/01/2013 to 12/31/2013...........    $25.40       $30.96         8,641
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........        --       $ 8.91            32
   01/01/2005 to 12/31/2005...........    $ 8.91       $ 8.42         5,365
   01/01/2006 to 12/31/2006...........    $ 8.42       $ 9.28        38,368
   01/01/2007 to 12/31/2007...........    $ 9.28       $ 9.33        38,773
   01/01/2008 to 12/31/2008...........    $ 9.33       $ 7.38        34,658
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 8.47        35,039
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 8.36        35,024
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 9.54        35,623
   01/01/2012 to 12/31/2012...........    $ 9.54       $10.49         1,612
   01/01/2013 to 12/31/2013...........    $10.49       $13.56           372

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $15.46       $13.69        22,059
   01/01/2005 to 12/31/2005...........    $13.69       $16.98        30,106
   01/01/2006 to 12/31/2006...........    $16.98       $17.91        50,526
   01/01/2007 to 12/31/2007...........    $17.91       $21.55        67,773
   01/01/2008 to 12/31/2008...........    $21.55       $14.66        81,304
   01/01/2009 to 12/31/2009...........    $14.66       $19.49        80,657
   01/01/2010 to 12/31/2010...........    $19.49       $25.46        83,168
   01/01/2011 to 12/31/2011...........    $25.46       $20.21        75,683
   01/01/2012 to 12/31/2012...........    $20.21       $16.97        20,936
   01/01/2013 to 12/31/2013...........    $16.97       $10.34        22,736
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.35       $16.69         2,337
   01/01/2005 to 12/31/2005...........    $16.69       $17.50         5,034
   01/01/2006 to 12/31/2006...........    $17.50       $22.78        23,099
   01/01/2007 to 12/31/2007...........    $22.78       $17.99        21,177
   01/01/2008 to 12/31/2008...........    $17.99       $10.38         3,998
   01/01/2009 to 12/31/2009...........    $10.38       $13.05         5,051
   01/01/2010 to 12/31/2010...........    $13.05       $15.99         4,607
   01/01/2011 to 12/31/2011...........    $15.99       $16.45         5,127
   01/01/2012 to 12/31/2012...........    $16.45       $18.94         3,399
   01/01/2013 to 12/31/2013...........    $18.94       $18.63         2,329
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.13       $ 8.00        21,280
   01/01/2005 to 12/31/2005...........    $ 8.00       $ 7.24        22,349
   01/01/2006 to 12/31/2006...........    $ 7.24       $ 7.83         8,859
   01/01/2007 to 12/31/2007...........    $ 7.83       $ 7.29        21,177
   01/01/2008 to 12/31/2008...........    $ 7.29       $ 4.45        36,576
   01/01/2009 to 12/31/2009...........    $ 4.45       $ 5.77        72,548
   01/01/2010 to 12/31/2010...........    $ 5.77       $ 4.76        47,075
   01/01/2011 to 12/31/2011...........    $ 4.76       $ 2.92        26,910
   01/01/2012 to 12/31/2012...........    $ 2.92       $ 2.67         4,822
   01/01/2013 to 12/31/2013...........    $ 2.67       $ 3.06         1,502

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.61            36
   01/01/2005 to 12/31/2005...........    $ 5.61       $ 5.56         1,006
   01/01/2006 to 12/31/2006...........    $ 5.56       $ 5.39         8,398
   01/01/2007 to 12/31/2007...........    $ 5.39       $ 4.68         7,304
   01/01/2008 to 12/31/2008...........    $ 4.68       $ 6.82       135,353
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 3.97       130,657
   01/01/2010 to 12/31/2010...........    $ 3.97       $ 3.08       123,241
   01/01/2011 to 12/31/2011...........    $ 3.08       $ 2.71       118,552
   01/01/2012 to 12/31/2012...........    $ 2.71       $ 2.16        45,794
   01/01/2013 to 12/31/2013...........    $ 2.16       $ 1.50         2,386
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.07       $15.39        32,374
   01/01/2005 to 12/31/2005...........    $15.39       $16.26        39,140
   01/01/2006 to 12/31/2006...........    $16.26       $17.36        33,307
   01/01/2007 to 12/31/2007...........    $17.36       $17.75        35,990
   01/01/2008 to 12/31/2008...........    $17.75       $11.50        23,012
   01/01/2009 to 12/31/2009...........    $11.50       $14.26        20,571
   01/01/2010 to 12/31/2010...........    $14.26       $17.61        23,091
   01/01/2011 to 12/31/2011...........    $17.61       $17.53        19,854
   01/01/2012 to 12/31/2012...........    $17.53       $19.37         1,693
   01/01/2013 to 12/31/2013...........    $19.37       $26.72         1,452
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.43       $15.85        24,538
   01/01/2005 to 12/31/2005...........    $15.85       $16.19        18,512
   01/01/2006 to 12/31/2006...........    $16.19       $18.69        25,197
   01/01/2007 to 12/31/2007...........    $18.69       $17.03        27,046
   01/01/2008 to 12/31/2008...........    $17.03       $11.60        18,487
   01/01/2009 to 12/31/2009...........    $11.60       $13.72        19,269
   01/01/2010 to 12/31/2010...........    $13.72       $16.46        19,124
   01/01/2011 to 12/31/2011...........    $16.46       $15.51        18,596
   01/01/2012 to 12/31/2012...........    $15.51       $17.70           913
   01/01/2013 to 12/31/2013...........    $17.70       $23.94         1,055

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........    $10.10       $11.47        24,292
   01/01/2005 to 12/31/2005...........    $11.47       $10.52        24,488
   01/01/2006 to 12/31/2006...........    $10.52       $13.88        32,396
   01/01/2007 to 12/31/2007...........    $13.88       $14.78        39,533
   01/01/2008 to 12/31/2008...........    $14.78       $ 9.52         5,243
   01/01/2009 to 12/31/2009...........    $ 9.52       $10.04         5,648
   01/01/2010 to 12/31/2010...........    $10.04       $11.41         7,128
   01/01/2011 to 12/31/2011...........    $11.41       $11.42         4,717
   01/01/2012 to 12/31/2012...........    $11.42       $13.07         4,414
   01/01/2013 to 12/31/2013...........    $13.07       $14.39         1,264
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.76       $10.38         1,887
   01/01/2005 to 12/31/2005...........    $10.38       $11.11        41,534
   01/01/2006 to 12/31/2006...........    $11.11       $10.42        23,586
   01/01/2007 to 12/31/2007...........    $10.42       $11.28        51,411
   01/01/2008 to 12/31/2008...........    $11.28       $16.59        11,449
   01/01/2009 to 12/31/2009...........    $16.59       $10.98        13,454
   01/01/2010 to 12/31/2010...........    $10.98       $11.88        11,600
   01/01/2011 to 12/31/2011...........    $11.88       $16.75        11,666
   01/01/2012 to 12/31/2012...........    $16.75       $16.62         9,366
   01/01/2013 to 12/31/2013...........    $16.62       $13.21         8,007
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.49       $20.68           853
   01/01/2005 to 12/31/2005...........    $20.68       $23.96         6,692
   01/01/2006 to 12/31/2006...........    $23.96       $26.05        12,205
   01/01/2007 to 12/31/2007...........    $26.05       $27.12        19,013
   01/01/2008 to 12/31/2008...........    $27.12       $ 8.66         3,657
   01/01/2009 to 12/31/2009...........    $ 8.66       $14.11        18,142
   01/01/2010 to 12/31/2010...........    $14.11       $20.75        20,846
   01/01/2011 to 12/31/2011...........    $20.75       $17.61         3,403
   01/01/2012 to 12/31/2012...........    $17.61       $22.92         4,909
   01/01/2013 to 12/31/2013...........    $22.92       $38.42         1,950

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.65       $15.05         4,044
   01/01/2005 to 12/31/2005...........    $15.05       $16.72        18,592
   01/01/2006 to 12/31/2006...........    $16.72       $19.59        22,201
   01/01/2007 to 12/31/2007...........    $19.59       $22.28        37,173
   01/01/2008 to 12/31/2008...........    $22.28       $15.17        12,831
   01/01/2009 to 12/31/2009...........    $15.17       $16.51        14,528
   01/01/2010 to 12/31/2010...........    $16.51       $17.18         9,674
   01/01/2011 to 12/31/2011...........    $17.18       $19.84         7,775
   01/01/2012 to 12/31/2012...........    $19.84       $19.52         5,362
   01/01/2013 to 12/31/2013...........    $19.52       $21.73         2,482
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53             3
   01/01/2005 to 12/31/2005...........    $10.53       $12.04         2,937
   01/01/2006 to 12/31/2006...........    $12.04       $14.32        18,409
   01/01/2007 to 12/31/2007...........    $14.32       $16.82        25,084
   01/01/2008 to 12/31/2008...........    $16.82       $ 8.21        37,898
   01/01/2009 to 12/31/2009...........    $ 8.21       $11.06        19,932
   01/01/2010 to 12/31/2010...........    $11.06       $12.39        11,182
   01/01/2011 to 12/31/2011...........    $12.39       $10.36           557
   01/01/2012 to 12/31/2012...........    $10.36       $12.46           451
   01/01/2013 to 12/31/2013...........    $12.46       $14.55           121
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.20        27,172
   01/01/2005 to 12/31/2005...........    $13.20       $13.51        31,386
   01/01/2006 to 12/31/2006...........    $13.51       $13.65         8,268
   01/01/2007 to 12/31/2007...........    $13.65       $13.98         8,719
   01/01/2008 to 12/31/2008...........    $13.98       $ 9.90         7,628
   01/01/2009 to 12/31/2009...........    $ 9.90       $11.06         8,587
   01/01/2010 to 12/31/2010...........    $11.06       $12.97         9,863
   01/01/2011 to 12/31/2011...........    $12.97       $13.83        10,795
   01/01/2012 to 12/31/2012...........    $13.83       $14.87         7,841
   01/01/2013 to 12/31/2013...........    $14.87       $20.78         7,270

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.48       168,841
   01/01/2005 to 12/31/2005...........    $14.48       $15.26       311,554
   01/01/2006 to 12/31/2006...........    $15.26       $16.72       283,817
   01/01/2007 to 12/31/2007...........    $16.72       $17.98       285,347
   01/01/2008 to 12/31/2008...........    $17.98       $ 9.75        57,975
   01/01/2009 to 12/31/2009...........    $ 9.75       $10.82        60,338
   01/01/2010 to 12/31/2010...........    $10.82       $12.66        60,391
   01/01/2011 to 12/31/2011...........    $12.66       $12.23         7,656
   01/01/2012 to 12/31/2012...........    $12.23       $13.58         6,544
   01/01/2013 to 12/31/2013...........    $13.58       $18.12         5,311
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.22        19,324
   01/01/2005 to 12/31/2005...........    $12.22       $11.62        18,888
   01/01/2006 to 12/31/2006...........    $11.62       $14.34        29,267
   01/01/2007 to 12/31/2007...........    $14.34       $14.18        27,633
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.96         5,473
   01/01/2009 to 12/31/2009...........    $ 9.96       $11.15         3,925
   01/01/2010 to 12/31/2010...........    $11.15       $12.79         8,226
   01/01/2011 to 12/31/2011...........    $12.79       $13.53        16,068
   01/01/2012 to 12/31/2012...........    $13.53       $14.72         2,726
   01/01/2013 to 12/31/2013...........    $14.72       $18.93         2,819
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.75        48,066
   01/01/2006 to 12/31/2006...........    $ 9.75       $11.32        80,050
   01/01/2007 to 12/31/2007...........    $11.32       $11.25        84,959
   01/01/2008 to 12/31/2008...........    $11.25       $ 6.57        33,392
   01/01/2009 to 12/31/2009...........    $ 6.57       $ 7.37        43,573
   01/01/2010 to 12/31/2010...........    $ 7.37       $ 8.43        37,446
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.78        25,669
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.11        41,678
   01/01/2013 to 12/31/2013...........    $ 9.11       $11.47        37,450
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.55         5,578
   01/01/2009 to 12/31/2009...........    $ 4.55       $ 4.78         6,045
   01/01/2010 to 12/31/2010...........    $ 4.78       $ 6.13         6,402
   01/01/2011 to 12/31/2011...........    $ 6.13       $ 4.54         3,015
   01/01/2012 to 12/31/2012...........    $ 4.54       $ 5.41         5,178
   01/01/2013 to 12/31/2013...........    $ 5.41       $ 6.98         2,345

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.28       $13.40         4,433
   01/01/2005 to 12/31/2005...........    $13.40       $13.88         9,956
   01/01/2006 to 12/31/2006...........    $13.88       $16.17        20,682
   01/01/2007 to 12/31/2007...........    $16.17       $16.33        13,391
   01/01/2008 to 12/31/2008...........    $16.33       $10.19        10,669
   01/01/2009 to 12/31/2009...........    $10.19       $11.70        13,252
   01/01/2010 to 07/16/2010...........    $11.70       $11.24             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.87       $14.35        30,964
   01/01/2011 to 12/31/2011...........    $14.35       $12.30        35,489
   01/01/2012 to 12/31/2012...........    $12.30       $13.73        36,307
   01/01/2013 to 12/31/2013...........    $13.73       $16.18        19,432
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.24       $13.08        14,974
   01/01/2011 to 12/31/2011...........    $13.08       $12.58        29,389
   01/01/2012 to 12/31/2012...........    $12.58       $14.76        25,003
   01/01/2013 to 12/31/2013...........    $14.76       $18.90        31,328
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.39       $19.40        31,133
   01/01/2011 to 12/31/2011...........    $19.40       $18.04        33,795
   01/01/2012 to 12/31/2012...........    $18.04       $21.40        31,280
   01/01/2013 to 12/31/2013...........    $21.40       $29.48        18,601
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.24        54,823
   01/01/2011 to 12/31/2011...........    $12.24       $11.51        42,833
   01/01/2012 to 12/31/2012...........    $11.51       $12.22        10,081
   01/01/2013 to 12/31/2013...........    $12.22       $18.08         4,391



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

         ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR
 HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008
            OR HD GRO 60 BPS OR GRO PLUS 2008 60 BPS OR HD5 (1.85%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.55               0
   01/01/2006 to 12/31/2006...........    $10.55       $11.35               0
   01/01/2007 to 12/31/2007...........    $11.35       $11.71               0
   01/01/2008 to 12/31/2008...........    $11.71       $10.96               0
   01/01/2009 to 12/31/2009...........    $10.96       $12.58               0
   01/01/2010 to 12/31/2010...........    $12.58       $14.37               0
   01/01/2011 to 12/31/2011...........    $14.37       $14.49               0
   01/01/2012 to 12/31/2012...........    $14.49       $16.23               0
   01/01/2013 to 12/31/2013...........    $16.23       $17.52               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         632,270
   01/01/2006 to 12/31/2006...........    $10.02       $10.99       9,962,604
   01/01/2007 to 12/31/2007...........    $10.99       $11.78      16,220,177
   01/01/2008 to 12/31/2008...........    $11.78       $ 7.88      12,996,745
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.62      14,794,354
   01/01/2010 to 12/31/2010...........    $ 9.62       $10.57      15,127,648
   01/01/2011 to 12/31/2011...........    $10.57       $10.10      11,901,852
   01/01/2012 to 12/31/2012...........    $10.10       $11.16      11,108,019
   01/01/2013 to 12/31/2013...........    $11.16       $12.04       7,943,759
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.64       1,964,301
   01/01/2007 to 12/31/2007...........    $10.64       $11.44       4,761,879
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.88       4,001,800
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.76       4,378,002
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.89       4,899,226
   01/01/2011 to 12/31/2011...........    $10.89       $10.70       4,280,524
   01/01/2012 to 12/31/2012...........    $10.70       $11.94       4,397,587
   01/01/2013 to 12/31/2013...........    $11.94       $13.66       3,754,363

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/02/2005...........    $10.82       $12.40              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.24          1,922
   01/01/2005 to 12/02/2005...........    $11.24       $12.41              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.69       $11.82          3,722
   01/01/2005 to 12/31/2005...........    $11.82       $12.14          4,120
   01/01/2006 to 12/31/2006...........    $12.14       $13.92          3,978
   01/01/2007 to 12/31/2007...........    $13.92       $13.65          3,897
   01/01/2008 to 12/31/2008...........    $13.65       $ 8.74        122,348
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.10        247,261
   01/01/2010 to 12/31/2010...........    $10.10       $11.29        302,795
   01/01/2011 to 12/31/2011...........    $11.29       $11.48        237,700
   01/01/2012 to 05/04/2012...........    $11.48       $12.46              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03        145,870
   01/01/2006 to 12/31/2006...........    $10.03       $10.88      2,070,288
   01/01/2007 to 12/31/2007...........    $10.88       $11.65      4,016,213
   01/01/2008 to 12/31/2008...........    $11.65       $ 8.15      3,952,675
   01/01/2009 to 12/31/2009...........    $ 8.15       $ 9.86      6,209,054
   01/01/2010 to 12/31/2010...........    $ 9.86       $10.87      7,706,029
   01/01/2011 to 12/31/2011...........    $10.87       $10.54      5,222,464
   01/01/2012 to 12/31/2012...........    $10.54       $11.64      5,167,344
   01/01/2013 to 12/31/2013...........    $11.64       $13.44      3,533,050
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15        126,149
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.05        219,419
   01/01/2013 to 12/31/2013...........    $10.05       $10.94        237,504
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.49          3,132

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.29        139,636
   01/01/2009 to 12/31/2009...........    $11.29       $11.04        150,751
   01/01/2010 to 12/31/2010...........    $11.04       $11.85        105,498
   01/01/2011 to 12/31/2011...........    $11.85       $12.38         76,725
   01/01/2012 to 12/31/2012...........    $12.38       $12.52         62,293
   01/01/2013 to 12/31/2013...........    $12.52       $12.25         36,184
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.37         32,285
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.17        357,124
   01/01/2011 to 12/31/2011...........    $10.17       $10.95      1,427,905
   01/01/2012 to 12/31/2012...........    $10.95       $11.19        553,345
   01/01/2013 to 12/31/2013...........    $11.19       $10.91        174,020
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.76      1,565,600
   01/01/2011 to 12/31/2011...........    $10.76       $11.76      3,379,253
   01/01/2012 to 12/31/2012...........    $11.76       $12.14      1,552,019
   01/01/2013 to 12/31/2013...........    $12.14       $11.67        314,167
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.03        103,116
   01/01/2009 to 12/31/2009...........    $12.03       $11.09        110,416
   01/01/2010 to 12/31/2010...........    $11.09       $12.10         73,860
   01/01/2011 to 12/31/2011...........    $12.10       $13.49      4,655,561
   01/01/2012 to 12/31/2012...........    $13.49       $14.00      2,865,223
   01/01/2013 to 12/31/2013...........    $14.00       $13.31        846,912
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.10         72,068
   01/01/2009 to 12/31/2009...........    $12.10       $10.96         58,861
   01/01/2010 to 12/31/2010...........    $10.96       $11.98         56,178
   01/01/2011 to 12/31/2011...........    $11.98       $13.64         15,267
   01/01/2012 to 12/31/2012...........    $13.64       $14.17      1,235,635
   01/01/2013 to 12/31/2013...........    $14.17       $13.23        515,575

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.78           4,316
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.64         440,131
   01/01/2011 to 12/31/2011...........    $ 9.64       $11.23          72,154
   01/01/2012 to 12/31/2012...........    $11.23       $11.72          16,821
   01/01/2013 to 12/31/2013...........    $11.72       $10.75       2,336,108
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.00         453,795
   01/01/2011 to 12/31/2011...........    $11.00       $12.99       5,310,943
   01/01/2012 to 12/31/2012...........    $12.99       $13.62       2,079,498
   01/01/2013 to 12/31/2013...........    $13.62       $12.43         252,178
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.01       2,646,536
   01/01/2012 to 12/31/2012...........    $12.01       $12.48       3,217,282
   01/01/2013 to 12/31/2013...........    $12.48       $11.06         288,484
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.39       1,214,423
   01/01/2013 to 12/31/2013...........    $10.39       $ 9.16       4,560,276
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.75       4,004,611
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         771,103
   01/01/2006 to 12/31/2006...........    $10.01       $11.16      12,113,231
   01/01/2007 to 12/31/2007...........    $11.16       $12.02      21,325,649
   01/01/2008 to 12/31/2008...........    $12.02       $ 7.68      16,684,596
   01/01/2009 to 12/31/2009...........    $ 7.68       $ 9.44      18,658,604
   01/01/2010 to 12/31/2010...........    $ 9.44       $10.51      18,715,333
   01/01/2011 to 12/31/2011...........    $10.51       $10.06      14,835,810
   01/01/2012 to 12/31/2012...........    $10.06       $11.23      14,385,673
   01/01/2013 to 12/31/2013...........    $11.23       $13.53      11,901,592

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.64         1,931
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.19         2,049
   01/01/2005 to 12/31/2005...........    $14.19       $15.99         2,473
   01/01/2006 to 12/31/2006...........    $15.99       $21.46         2,781
   01/01/2007 to 12/31/2007...........    $21.46       $16.86         5,665
   01/01/2008 to 12/31/2008...........    $16.86       $10.75        15,771
   01/01/2009 to 12/31/2009...........    $10.75       $13.92        23,630
   01/01/2010 to 12/31/2010...........    $13.92       $17.58        59,296
   01/01/2011 to 12/31/2011...........    $17.58       $18.39        26,201
   01/01/2012 to 12/31/2012...........    $18.39       $20.82        45,742
   01/01/2013 to 12/31/2013...........    $20.82       $21.08        48,382
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.81         4,319
   01/01/2005 to 12/31/2005...........    $12.81       $12.73        21,470
   01/01/2006 to 12/31/2006...........    $12.73       $14.99        24,049
   01/01/2007 to 12/31/2007...........    $14.99       $12.09         9,622
   01/01/2008 to 07/18/2008...........    $12.09       $11.07             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.68        13,509
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.55       $12.74        12,031
   01/01/2005 to 12/31/2005...........    $12.74       $13.69       639,438
   01/01/2006 to 12/31/2006...........    $13.69       $15.17       537,848
   01/01/2007 to 12/31/2007...........    $15.17       $16.55       523,720
   01/01/2008 to 12/31/2008...........    $16.55       $ 9.08       561,110
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.83       553,070
   01/01/2010 to 12/31/2010...........    $11.83       $15.39       518,785
   01/01/2011 to 12/31/2011...........    $15.39       $13.12       452,643
   01/01/2012 to 12/31/2012...........    $13.12       $15.46       393,728
   01/01/2013 to 12/31/2013...........    $15.46       $21.37       144,315

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00         10,647
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.14        146,288
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.50        314,075
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.45        448,044
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.05        319,095
   01/01/2012 to 12/31/2012...........    $ 9.05       $10.09        328,870
   01/01/2013 to 12/31/2013...........    $10.09       $11.81        310,836
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.56      1,653,492
   01/01/2007 to 12/31/2007...........    $10.56       $11.25      4,557,131
   01/01/2008 to 12/31/2008...........    $11.25       $ 7.24      3,181,494
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.80      4,729,236
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.87      5,826,958
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.55      4,285,293
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.37      4,417,787
   01/01/2013 to 12/31/2013...........    $10.37       $11.68      3,513,413
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.47         55,439
   01/01/2009 to 11/13/2009...........    $ 7.47       $ 8.34              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.73      1,595,776
   01/01/2013 to 12/31/2013...........    $10.73       $13.11        976,149
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.80        175,353
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11             63
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.10         22,410
   01/01/2010 to 12/31/2010...........    $ 8.10       $ 9.56         31,505
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 8.91         14,460
   01/01/2012 to 12/31/2012...........    $ 8.91       $11.08         17,468
   01/01/2013 to 12/31/2013...........    $11.08       $11.35          8,746

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.63            884
   01/01/2005 to 12/31/2005...........    $10.63       $10.78          1,475
   01/01/2006 to 12/31/2006...........    $10.78       $11.64            613
   01/01/2007 to 12/31/2007...........    $11.64       $13.02          2,106
   01/01/2008 to 12/31/2008...........    $13.02       $ 7.63          1,502
   01/01/2009 to 12/31/2009...........    $ 7.63       $11.19         96,780
   01/01/2010 to 12/31/2010...........    $11.19       $12.12         60,365
   01/01/2011 to 12/31/2011...........    $12.12       $11.42         30,053
   01/01/2012 to 12/31/2012...........    $11.42       $13.43         35,426
   01/01/2013 to 12/31/2013...........    $13.43       $17.10         37,287
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.64       $11.59         53,860
   01/01/2005 to 12/31/2005...........    $11.59       $11.92      3,347,899
   01/01/2006 to 12/31/2006...........    $11.92       $13.72      2,337,469
   01/01/2007 to 12/31/2007...........    $13.72       $14.16      2,180,857
   01/01/2008 to 12/31/2008...........    $14.16       $ 8.24      2,255,764
   01/01/2009 to 12/31/2009...........    $ 8.24       $ 9.64      2,254,807
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.68      2,137,260
   01/01/2011 to 12/31/2011...........    $10.68       $ 9.91      1,953,170
   01/01/2012 to 12/31/2012...........    $ 9.91       $11.63      1,642,179
   01/01/2013 to 12/31/2013...........    $11.63       $15.25        295,405
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.51       $12.01         10,211
   01/01/2005 to 12/31/2005...........    $12.01       $12.35        440,457
   01/01/2006 to 12/31/2006...........    $12.35       $12.88        331,810
   01/01/2007 to 12/31/2007...........    $12.88       $15.09        258,692
   01/01/2008 to 12/31/2008...........    $15.09       $ 8.77        253,032
   01/01/2009 to 12/31/2009...........    $ 8.77       $13.52        280,569
   01/01/2010 to 12/31/2010...........    $13.52       $15.90        242,511
   01/01/2011 to 12/31/2011...........    $15.90       $15.14        195,175
   01/01/2012 to 12/31/2012...........    $15.14       $17.77        170,226
   01/01/2013 to 12/31/2013...........    $17.77       $23.06         54,755

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17         3,242
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.56       147,630
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.16       411,134
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.03       643,653
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.80       535,690
   01/01/2012 to 12/31/2012...........    $ 9.80       $10.59       624,553
   01/01/2013 to 12/31/2013...........    $10.59       $11.42       401,262
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 9.86       $12.65        33,745
   01/01/2010 to 12/31/2010...........    $12.65       $15.74        58,425
   01/01/2011 to 12/31/2011...........    $15.74       $15.65        29,836
   01/01/2012 to 12/31/2012...........    $15.65       $17.78        42,834
   01/01/2013 to 12/31/2013...........    $17.78       $24.22       191,320
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.35         6,736
   01/01/2005 to 12/31/2005...........    $12.35       $13.26        11,309
   01/01/2006 to 12/31/2006...........    $13.26       $15.84        35,936
   01/01/2007 to 12/31/2007...........    $15.84       $15.73        36,830
   01/01/2008 to 12/31/2008...........    $15.73       $ 9.68        83,163
   01/01/2009 to 12/31/2009...........    $ 9.68       $11.23       136,919
   01/01/2010 to 12/31/2010...........    $11.23       $12.40       171,930
   01/01/2011 to 12/31/2011...........    $12.40       $12.11       139,136
   01/01/2012 to 12/31/2012...........    $12.11       $13.48       138,208
   01/01/2013 to 12/31/2013...........    $13.48       $17.81       131,938
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.40       $11.34         6,217
   01/01/2005 to 12/31/2005...........    $11.34       $11.25         3,929
   01/01/2006 to 12/31/2006...........    $11.25       $12.19         9,561
   01/01/2007 to 12/31/2007...........    $12.19       $12.26         2,716
   01/01/2008 to 12/31/2008...........    $12.26       $ 8.96         2,431
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.92       108,234
   01/01/2010 to 12/31/2010...........    $11.92       $13.28        69,022
   01/01/2011 to 12/31/2011...........    $13.28       $13.45        42,247
   01/01/2012 to 12/31/2012...........    $13.45       $15.03        58,213
   01/01/2013 to 12/31/2013...........    $15.03       $15.81        23,986

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.56       $12.03         38,033
   01/01/2005 to 12/31/2005...........    $12.03       $13.77      1,603,783
   01/01/2006 to 12/31/2006...........    $13.77       $16.35      1,208,328
   01/01/2007 to 12/31/2007...........    $16.35       $19.10      1,092,394
   01/01/2008 to 12/31/2008...........    $19.10       $ 9.33      1,229,543
   01/01/2009 to 12/31/2009...........    $ 9.33       $12.39      1,161,321
   01/01/2010 to 12/31/2010...........    $12.39       $13.92      1,089,969
   01/01/2011 to 12/31/2011...........    $13.92       $11.90      1,027,651
   01/01/2012 to 12/31/2012...........    $11.90       $14.06        880,186
   01/01/2013 to 12/31/2013...........    $14.06       $16.43        242,847
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.81          6,010
   01/01/2005 to 12/31/2005...........    $12.81       $14.29         42,483
   01/01/2006 to 12/31/2006...........    $14.29       $17.88        150,532
   01/01/2007 to 12/31/2007...........    $17.88       $20.68        255,014
   01/01/2008 to 12/31/2008...........    $20.68       $11.36        244,203
   01/01/2009 to 12/31/2009...........    $11.36       $14.55        259,924
   01/01/2010 to 12/31/2010...........    $14.55       $15.87        262,760
   01/01/2011 to 12/31/2011...........    $15.87       $13.62        228,014
   01/01/2012 to 12/31/2012...........    $13.62       $15.60        225,732
   01/01/2013 to 12/31/2013...........    $15.60       $18.29        187,217
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19         10,627
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.93        112,927
   01/01/2009 to 12/31/2009...........    $ 6.93       $ 8.61        444,050
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.62        802,608
   01/01/2011 to 12/31/2011...........    $ 9.62       $ 9.39        613,866
   01/01/2012 to 12/31/2012...........    $ 9.39       $10.47        655,467
   01/01/2013 to 12/31/2013...........    $10.47       $11.95        450,930

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.81       $12.42          1,120
   01/01/2005 to 12/31/2005...........    $12.42       $13.54         98,785
   01/01/2006 to 12/31/2006...........    $13.54       $16.31         80,255
   01/01/2007 to 12/31/2007...........    $16.31       $17.52         68,071
   01/01/2008 to 12/31/2008...........    $17.52       $10.08         65,599
   01/01/2009 to 12/31/2009...........    $10.08       $13.45        109,013
   01/01/2010 to 12/31/2010...........    $13.45       $14.14        107,431
   01/01/2011 to 12/31/2011...........    $14.14       $12.61         79,386
   01/01/2012 to 12/31/2012...........    $12.61       $15.09         66,422
   01/01/2013 to 12/31/2013...........    $15.09       $17.09         26,306
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.32       $11.88              0
   01/01/2006 to 12/31/2006...........    $11.88       $12.96              0
   01/01/2007 to 12/31/2007...........    $12.96       $12.97        785,620
   01/01/2008 to 12/31/2008...........    $12.97       $10.49      1,648,007
   01/01/2009 to 12/31/2009...........    $10.49       $12.56      1,536,036
   01/01/2010 to 12/31/2010...........    $12.56       $13.23      1,508,072
   01/01/2011 to 12/31/2011...........    $13.23       $13.01      1,164,185
   01/01/2012 to 12/31/2012...........    $13.01       $14.14      1,132,700
   01/01/2013 to 12/31/2013...........    $14.14       $15.41        840,710
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29            854
   01/01/2010 to 12/31/2010...........    $10.29       $11.24          8,199
   01/01/2011 to 12/31/2011...........    $11.24       $11.11          3,894
   01/01/2012 to 12/31/2012...........    $11.11       $12.56          4,572
   01/01/2013 to 12/31/2013...........    $12.56       $16.82          3,529
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30          1,029
   01/01/2010 to 12/31/2010...........    $10.30       $11.49         10,020
   01/01/2011 to 12/31/2011...........    $11.49       $10.62          2,731
   01/01/2012 to 12/31/2012...........    $10.62       $11.80          2,511
   01/01/2013 to 12/31/2013...........    $11.80       $15.22          1,507

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.45       $11.84          9,024
   01/01/2005 to 12/31/2005...........    $11.84       $12.37        141,734
   01/01/2006 to 12/31/2006...........    $12.37       $14.39        448,258
   01/01/2007 to 12/31/2007...........    $14.39       $13.70        800,178
   01/01/2008 to 12/31/2008...........    $13.70       $ 7.87        773,994
   01/01/2009 to 12/31/2009...........    $ 7.87       $ 9.22        746,645
   01/01/2010 to 12/31/2010...........    $ 9.22       $10.24        718,321
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.63        631,842
   01/01/2012 to 12/31/2012...........    $ 9.63       $11.05        613,446
   01/01/2013 to 12/31/2013...........    $11.05       $15.17        478,199
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.31       $11.70         73,444
   01/01/2005 to 12/31/2005...........    $11.70       $12.27      3,268,031
   01/01/2006 to 12/31/2006...........    $12.27       $12.91      2,922,147
   01/01/2007 to 12/31/2007...........    $12.91       $14.57      2,860,552
   01/01/2008 to 12/31/2008...........    $14.57       $ 8.06      2,818,068
   01/01/2009 to 12/31/2009...........    $ 8.06       $10.26      2,845,484
   01/01/2010 to 12/31/2010...........    $10.26       $12.06      2,609,411
   01/01/2011 to 12/31/2011...........    $12.06       $11.73      2,214,643
   01/01/2012 to 12/31/2012...........    $11.73       $12.93      1,955,243
   01/01/2013 to 12/31/2013...........    $12.93       $17.33        662,422
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.41       $10.97         14,516
   01/01/2005 to 12/31/2005...........    $10.97       $10.89        884,804
   01/01/2006 to 12/31/2006...........    $10.89       $11.74        663,404
   01/01/2007 to 12/31/2007...........    $11.74       $12.22        592,594
   01/01/2008 to 12/31/2008...........    $12.22       $ 9.21        453,144
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.16        456,888
   01/01/2010 to 12/31/2010...........    $12.16       $13.54        401,901
   01/01/2011 to 12/31/2011...........    $13.54       $14.64        325,417
   01/01/2012 to 12/31/2012...........    $14.64       $15.22        287,463
   01/01/2013 to 12/31/2013...........    $15.22       $14.64         46,708
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.50          3,805
   01/01/2005 to 12/31/2005...........    $12.50       $13.20          4,970
   01/01/2006 to 12/31/2006...........    $13.20       $16.10          4,062
   01/01/2007 to 12/31/2007...........    $16.10       $17.29          3,068
   01/01/2008 to 12/31/2008...........    $17.29       $11.20          2,785
   01/01/2009 to 12/31/2009...........    $11.20       $14.46         28,345
   01/01/2010 to 12/31/2010...........    $14.46       $15.90         36,241
   01/01/2011 to 12/31/2011...........    $15.90       $15.12         19,089
   01/01/2012 to 12/31/2012...........    $15.12       $18.26         21,115
   01/01/2013 to 12/31/2013...........    $18.26       $22.88        591,099

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.21       $11.09         4,350
   01/01/2005 to 12/31/2005...........    $11.09       $11.58       296,619
   01/01/2006 to 12/31/2006...........    $11.58       $12.46       186,528
   01/01/2007 to 12/31/2007...........    $12.46       $14.08       167,347
   01/01/2008 to 12/31/2008...........    $14.08       $ 8.80       258,377
   01/01/2009 to 12/31/2009...........    $ 8.80       $10.74       358,825
   01/01/2010 to 12/31/2010...........    $10.74       $11.89       359,591
   01/01/2011 to 12/31/2011...........    $11.89       $11.60       331,705
   01/01/2012 to 12/31/2012...........    $11.60       $13.33       336,214
   01/01/2013 to 12/31/2013...........    $13.33       $17.88       221,691
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.19             0
   01/01/2013 to 12/31/2013...........    $10.19       $13.45         3,011
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.21         6,426
   01/01/2005 to 12/31/2005...........    $12.21       $12.63         9,584
   01/01/2006 to 12/31/2006...........    $12.63       $14.16        26,533
   01/01/2007 to 12/31/2007...........    $14.16       $14.28        39,015
   01/01/2008 to 12/31/2008...........    $14.28       $ 8.67        47,005
   01/01/2009 to 12/31/2009...........    $ 8.67       $11.82        59,964
   01/01/2010 to 12/31/2010...........    $11.82       $14.35       114,238
   01/01/2011 to 12/31/2011...........    $14.35       $13.59        60,443
   01/01/2012 to 12/31/2012...........    $13.59       $15.80        67,697
   01/01/2013 to 12/31/2013...........    $15.80       $20.53        44,851
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.87         6,752
   01/01/2005 to 12/31/2005...........    $ 9.87       $ 9.95        83,526
   01/01/2006 to 12/31/2006...........    $ 9.95       $10.21       109,931
   01/01/2007 to 12/31/2007...........    $10.21       $10.52       119,089
   01/01/2008 to 12/31/2008...........    $10.52       $10.58       200,515
   01/01/2009 to 12/31/2009...........    $10.58       $10.41       375,004
   01/01/2010 to 12/31/2010...........    $10.41       $10.22       374,873
   01/01/2011 to 12/31/2011...........    $10.22       $10.03       339,040
   01/01/2012 to 12/31/2012...........    $10.03       $ 9.85       199,920
   01/01/2013 to 12/31/2013...........    $ 9.85       $ 9.67       115,269

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.85       $13.08        22,361
   01/01/2005 to 12/31/2005...........    $13.08       $14.39       608,612
   01/01/2006 to 12/31/2006...........    $14.39       $15.64       436,264
   01/01/2007 to 12/31/2007...........    $15.64       $15.84       396,454
   01/01/2008 to 12/31/2008...........    $15.84       $ 8.97       400,349
   01/01/2009 to 12/31/2009...........    $ 8.97       $12.39       355,454
   01/01/2010 to 12/31/2010...........    $12.39       $15.01       340,623
   01/01/2011 to 12/31/2011...........    $15.01       $14.37       266,534
   01/01/2012 to 12/31/2012...........    $14.37       $16.51       231,581
   01/01/2013 to 12/31/2013...........    $16.51       $23.02        56,323
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07         2,573
   01/01/2012 to 12/31/2012...........    $10.07       $10.36        17,132
   01/01/2013 to 12/31/2013...........    $10.36       $ 9.88         2,395
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.80         4,925
   01/01/2005 to 12/31/2005...........    $11.80       $13.14        12,072
   01/01/2006 to 12/31/2006...........    $13.14       $14.71        23,205
   01/01/2007 to 12/31/2007...........    $14.71       $17.65        35,290
   01/01/2008 to 12/31/2008...........    $17.65       $ 9.84        41,621
   01/01/2009 to 12/31/2009...........    $ 9.84       $12.54       102,977
   01/01/2010 to 12/31/2010...........    $12.54       $15.83       112,678
   01/01/2011 to 12/31/2011...........    $15.83       $15.80        85,626
   01/01/2012 to 12/31/2012...........    $15.80       $17.43        82,714
   01/01/2013 to 12/31/2013...........    $17.43       $22.69       519,074
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.35       $11.12         3,898
   01/01/2005 to 12/31/2005...........    $11.12       $10.95        17,304
   01/01/2006 to 12/31/2006...........    $10.95       $11.59         3,098
   01/01/2007 to 12/31/2007...........    $11.59       $13.50         3,394
   01/01/2008 to 12/31/2008...........    $13.50       $ 7.61         3,347
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.16        29,043
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.81        31,025
   01/01/2011 to 04/29/2011...........    $10.81       $12.12             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.31       308,646
   01/01/2013 to 12/31/2013...........    $10.31       $12.03       314,369
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57             6
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.10        84,703
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.92       118,785
   01/01/2011 to 12/31/2011...........    $10.92       $ 8.55        50,504
   01/01/2012 to 12/31/2012...........    $ 8.55       $ 9.89        58,549
   01/01/2013 to 12/31/2013...........    $ 9.89       $ 9.73        35,593

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.02       $10.04         23,826
   01/01/2005 to 12/31/2005...........    $10.04       $10.01      2,368,077
   01/01/2006 to 12/31/2006...........    $10.01       $10.21      2,026,224
   01/01/2007 to 12/31/2007...........    $10.21       $10.70      2,015,366
   01/01/2008 to 12/31/2008...........    $10.70       $10.62      1,133,364
   01/01/2009 to 12/31/2009...........    $10.62       $11.49      1,321,221
   01/01/2010 to 12/31/2010...........    $11.49       $11.71      1,258,106
   01/01/2011 to 12/31/2011...........    $11.71       $11.75      1,121,766
   01/01/2012 to 12/31/2012...........    $11.75       $12.08      1,039,350
   01/01/2013 to 12/31/2013...........    $12.08       $11.60        546,286
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.09       $10.40         35,761
   01/01/2005 to 12/31/2005...........    $10.40       $10.46        601,069
   01/01/2006 to 12/31/2006...........    $10.46       $10.65      1,498,469
   01/01/2007 to 12/31/2007...........    $10.65       $11.32      2,121,472
   01/01/2008 to 12/31/2008...........    $11.32       $10.86      1,232,896
   01/01/2009 to 12/31/2009...........    $10.86       $12.42      1,800,202
   01/01/2010 to 12/31/2010...........    $12.42       $13.14      2,140,005
   01/01/2011 to 12/31/2011...........    $13.14       $13.30      1,714,104
   01/01/2012 to 12/31/2012...........    $13.30       $14.27      1,880,647
   01/01/2013 to 12/31/2013...........    $14.27       $13.75      1,376,603
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         38,691
   01/01/2006 to 12/31/2006...........    $10.04       $10.63        797,565
   01/01/2007 to 12/31/2007...........    $10.63       $11.35      2,061,983
   01/01/2008 to 12/31/2008...........    $11.35       $ 8.97      4,439,897
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.56      5,249,566
   01/01/2010 to 12/31/2010...........    $10.56       $11.47      6,387,398
   01/01/2011 to 12/31/2011...........    $11.47       $11.37      5,312,189
   01/01/2012 to 12/31/2012...........    $11.37       $12.31      5,409,797
   01/01/2013 to 12/31/2013...........    $12.31       $13.20      3,379,408
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          6,719
   01/01/2012 to 12/31/2012...........    $10.07       $10.58         15,885
   01/01/2013 to 12/31/2013...........    $10.58       $10.15          6,729
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47      1,769,537
   01/01/2007 to 12/31/2007...........    $10.47       $11.44      5,157,791
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.66      3,829,146
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 8.23      5,204,497
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 9.62      5,616,589
   01/01/2011 to 12/31/2011...........    $ 9.62       $ 8.85      4,397,642
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.81      4,436,742
   01/01/2013 to 12/31/2013...........    $ 9.81       $11.27      3,476,443

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.57       $11.41          4,398
   01/01/2005 to 12/31/2005...........    $11.41       $11.59          4,044
   01/01/2006 to 12/31/2006...........    $11.59       $12.81          5,949
   01/01/2007 to 12/31/2007...........    $12.81       $12.83          3,123
   01/01/2008 to 12/31/2008...........    $12.83       $ 7.72          2,992
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 9.23          8,465
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.42         21,911
   01/01/2011 to 12/31/2011...........    $10.42       $10.58         10,406
   01/01/2012 to 12/31/2012...........    $10.58       $12.34         25,171
   01/01/2013 to 12/31/2013...........    $12.34       $16.04          4,391
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.89          4,963
   01/01/2012 to 12/31/2012...........    $ 8.89       $ 9.87         13,850
   01/01/2013 to 12/31/2013...........    $ 9.87       $11.86         12,317
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04         84,019
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.14        499,384
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.64        851,958
   01/01/2010 to 12/31/2010...........    $ 8.64       $ 9.49      1,130,970
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.15        846,216
   01/01/2012 to 12/31/2012...........    $ 9.15       $ 9.90        895,359
   01/01/2013 to 12/31/2013...........    $ 9.90       $10.93        599,342
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         35,672
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.32        351,967
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.11        638,274
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.22        882,798
   01/01/2011 to 12/31/2011...........    $10.22       $ 9.79        816,199
   01/01/2012 to 12/31/2012...........    $ 9.79       $11.14        924,988
   01/01/2013 to 12/31/2013...........    $11.14       $12.91        800,574
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.06          2,700
   01/01/2005 to 12/31/2005...........    $11.06       $11.36          2,787
   01/01/2006 to 12/31/2006...........    $11.36       $12.23          2,809
   01/01/2007 to 12/31/2007...........    $12.23       $13.07        122,554
   01/01/2008 to 12/31/2008...........    $13.07       $ 8.96        213,331
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.20      2,422,768
   01/01/2010 to 12/31/2010...........    $11.20       $12.29      5,181,426
   01/01/2011 to 12/31/2011...........    $12.29       $11.66      2,892,643
   01/01/2012 to 12/31/2012...........    $11.66       $12.72      3,120,621
   01/01/2013 to 12/31/2013...........    $12.72       $14.28      1,761,724

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.40          3,927
   01/01/2005 to 12/31/2005...........    $ 9.40       $ 9.36         30,283
   01/01/2006 to 12/31/2006...........    $ 9.36       $10.35        113,301
   01/01/2007 to 12/31/2007...........    $10.35       $10.88        195,793
   01/01/2008 to 12/31/2008...........    $10.88       $ 6.94        150,961
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 9.13        179,179
   01/01/2010 to 12/31/2010...........    $ 9.13       $12.22        205,878
   01/01/2011 to 12/31/2011...........    $12.22       $11.88        134,536
   01/01/2012 to 12/31/2012...........    $11.88       $13.08        129,577
   01/01/2013 to 12/31/2013...........    $13.08       $17.35         93,745
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.68       $12.21         16,803
   01/01/2005 to 12/31/2005...........    $12.21       $12.78        802,666
   01/01/2006 to 12/31/2006...........    $12.78       $15.05        664,261
   01/01/2007 to 12/31/2007...........    $15.05       $13.95        770,243
   01/01/2008 to 12/31/2008...........    $13.95       $ 9.62        674,415
   01/01/2009 to 12/31/2009...........    $ 9.62       $11.99        681,633
   01/01/2010 to 12/31/2010...........    $11.99       $14.83        624,893
   01/01/2011 to 12/31/2011...........    $14.83       $13.69        542,049
   01/01/2012 to 12/31/2012...........    $13.69       $15.87        480,770
   01/01/2013 to 12/31/2013...........    $15.87       $21.40        176,886
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.49       $11.44          4,487
   01/01/2005 to 12/31/2005...........    $11.44       $11.76          4,982
   01/01/2006 to 12/31/2006...........    $11.76       $12.98         72,234
   01/01/2007 to 12/31/2007...........    $12.98       $13.54      1,783,891
   01/01/2008 to 12/31/2008...........    $13.54       $ 9.84      1,299,624
   01/01/2009 to 12/31/2009...........    $ 9.84       $11.99      1,871,440
   01/01/2010 to 12/31/2010...........    $11.99       $13.13      2,559,977
   01/01/2011 to 12/31/2011...........    $13.13       $13.14      2,067,769
   01/01/2012 to 12/31/2012...........    $13.14       $14.64      2,452,046
   01/01/2013 to 12/31/2013...........    $14.64       $16.79      1,980,229
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.70       $11.96          7,978
   01/01/2005 to 12/31/2005...........    $11.96       $12.39        107,225
   01/01/2006 to 12/31/2006...........    $12.39       $14.75        421,727
   01/01/2007 to 12/31/2007...........    $14.75       $13.96        665,370
   01/01/2008 to 12/31/2008...........    $13.96       $ 7.96        562,143
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.68        571,935
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.76        566,616
   01/01/2011 to 12/31/2011...........    $10.76       $10.38        482,133
   01/01/2012 to 12/31/2012...........    $10.38       $11.95        467,622
   01/01/2013 to 12/31/2013...........    $11.95       $15.21        337,245

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.66           941
   01/01/2005 to 12/31/2005...........    $10.66       $12.18         1,793
   01/01/2006 to 12/31/2006...........    $12.18       $12.63       466,166
   01/01/2007 to 12/31/2007...........    $12.63       $13.41       882,598
   01/01/2008 to 12/31/2008...........    $13.41       $ 7.82       848,452
   01/01/2009 to 12/31/2009...........    $ 7.82       $11.78       944,726
   01/01/2010 to 12/31/2010...........    $11.78       $13.39       825,379
   01/01/2011 to 12/31/2011...........    $13.39       $12.92       683,116
   01/01/2012 to 12/31/2012...........    $12.92       $14.91       615,360
   01/01/2013 to 12/31/2013...........    $14.91       $21.07       886,699
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.48         1,819
   01/01/2005 to 12/31/2005...........    $14.48       $18.67         3,386
   01/01/2006 to 12/31/2006...........    $18.67       $21.23         5,945
   01/01/2007 to 12/31/2007...........    $21.23       $29.28        10,031
   01/01/2008 to 12/31/2008...........    $29.28       $14.37         9,508
   01/01/2009 to 12/31/2009...........    $14.37       $21.07        73,392
   01/01/2010 to 12/31/2010...........    $21.07       $24.91        86,259
   01/01/2011 to 12/31/2011...........    $24.91       $20.80        34,549
   01/01/2012 to 12/31/2012...........    $20.80       $21.15        36,706
   01/01/2013 to 12/31/2013...........    $21.15       $23.96        23,168
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.34       $11.03         9,789
   01/01/2005 to 12/31/2005...........    $11.03       $10.34       896,088
   01/01/2006 to 12/31/2006...........    $10.34       $10.79       691,404
   01/01/2007 to 12/31/2007...........    $10.79       $11.61       577,877
   01/01/2008 to 12/31/2008...........    $11.61       $11.11       334,497
   01/01/2009 to 12/31/2009...........    $11.11       $12.23       436,052
   01/01/2010 to 12/31/2010...........    $12.23       $12.69       433,698
   01/01/2011 to 12/31/2011...........    $12.69       $12.97       347,478
   01/01/2012 to 12/31/2012...........    $12.97       $13.40       337,850
   01/01/2013 to 12/31/2013...........    $13.40       $12.66        40,799

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00              0
   01/01/2006 to 12/31/2006...........    $10.00       $11.35         10,630
   01/01/2007 to 12/31/2007...........    $11.35       $12.20         10,630
   01/01/2008 to 12/31/2008...........    $12.20       $ 6.91          5,398
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.71        242,509
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.80        233,987
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.28        144,693
   01/01/2012 to 12/31/2012...........    $ 9.28       $10.12        204,669
   01/01/2013 to 12/31/2013...........    $10.12       $11.96        216,871
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        446,352
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.28        781,944
   01/01/2009 to 12/31/2009...........    $ 9.28       $10.17        625,127
   01/01/2010 to 12/31/2010...........    $10.17       $10.76        759,002
   01/01/2011 to 12/31/2011...........    $10.76       $11.20        654,564
   01/01/2012 to 12/31/2012...........    $11.20       $11.85        676,627
   01/01/2013 to 12/31/2013...........    $11.85       $11.46      1,496,187
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.42              0
   01/01/2006 to 12/31/2006...........    $11.42       $12.45             75
   01/01/2007 to 12/31/2007...........    $12.45       $13.57              0
   01/01/2008 to 12/31/2008...........    $13.57       $ 7.84              0
   01/01/2009 to 12/31/2009...........    $ 7.84       $10.75            936
   01/01/2010 to 07/16/2010...........    $10.75       $10.52              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.45           --              0
   01/01/2005 to 12/31/2005...........    $12.23       $13.92              0
   01/01/2006 to 12/31/2006...........    $13.92       $16.83             56
   01/01/2007 to 12/31/2007...........    $16.83       $18.99            996
   01/01/2008 to 12/31/2008...........    $18.99       $10.91            204
   01/01/2009 to 12/31/2009...........    $10.91       $12.41         11,436
   01/01/2010 to 07/16/2010...........    $12.41       $11.78              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $11.00          3,387
   01/01/2005 to 12/31/2005...........    $11.00       $11.22          3,473
   01/01/2006 to 12/31/2006...........    $11.22       $11.67          3,528
   01/01/2007 to 12/31/2007...........    $11.67       $12.83          3,526
   01/01/2008 to 12/31/2008...........    $12.83       $ 9.16          3,195
   01/01/2009 to 12/31/2009...........    $ 9.16       $12.95         19,581
   01/01/2010 to 07/16/2010...........    $12.95       $12.08              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10            206
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.72         33,417
   01/01/2010 to 12/31/2010...........    $ 7.72       $ 9.01         32,892
   01/01/2011 to 12/31/2011...........    $ 9.01       $ 7.88         10,619
   01/01/2012 to 12/31/2012...........    $ 7.88       $ 8.80         15,319
   01/01/2013 to 12/31/2013...........    $ 8.80       $11.33         21,764
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        305,125
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.47      1,287,613
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.16      2,671,124
   01/01/2011 to 12/31/2011...........    $ 9.16       $ 8.84      1,664,950
   01/01/2012 to 09/21/2012...........    $ 8.84       $ 9.89              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83            638
   01/01/2005 to 12/31/2005...........    $11.83       $12.80          1,057
   01/01/2006 to 12/31/2006...........    $12.80       $17.39          4,502
   01/01/2007 to 12/31/2007...........    $17.39       $19.34          9,845
   01/01/2008 to 12/31/2008...........    $19.34       $10.86          8,757
   01/01/2009 to 12/31/2009...........    $10.86       $15.04         12,154
   01/01/2010 to 12/31/2010...........    $15.04       $16.20         11,173
   01/01/2011 to 12/31/2011...........    $16.20       $14.71          9,120
   01/01/2012 to 12/31/2012...........    $14.71       $18.09          5,570
   01/01/2013 to 12/31/2013...........    $18.09       $20.31            897

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16         7,475
   01/01/2012 to 04/27/2012...........    $ 8.16       $ 9.24             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.11         8,730
   01/01/2012 to 12/31/2012...........    $ 9.11       $10.61        23,384
   01/01/2013 to 12/31/2013...........    $10.61       $13.65         6,144
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $11.73       $12.74           100
   01/01/2006 to 12/31/2006...........    $12.74       $14.52            98
   01/01/2007 to 12/31/2007...........    $14.52       $15.99            93
   01/01/2008 to 12/31/2008...........    $15.99       $ 8.15           253
   01/01/2009 to 12/31/2009...........    $ 8.15       $11.39         9,987
   01/01/2010 to 12/31/2010...........    $11.39       $13.85        11,880
   01/01/2011 to 04/29/2011...........    $13.85       $15.41             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.17         1,383
   01/01/2005 to 12/31/2005...........    $11.17       $11.61         2,641
   01/01/2006 to 12/31/2006...........    $11.61       $13.27         1,729
   01/01/2007 to 12/31/2007...........    $13.27       $10.13         2,051
   01/01/2008 to 12/31/2008...........    $10.13       $ 4.03         3,007
   01/01/2009 to 12/31/2009...........    $ 4.03       $ 5.04        23,722
   01/01/2010 to 12/31/2010...........    $ 5.04       $ 5.46        21,177
   01/01/2011 to 04/29/2011...........    $ 5.46       $ 5.76             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.47            63
   01/01/2005 to 12/31/2005...........    $11.47       $12.17             0
   01/01/2006 to 12/31/2006...........    $12.17       $12.57           931
   01/01/2007 to 12/31/2007...........    $12.57       $13.80           862
   01/01/2008 to 12/31/2008...........    $13.80       $ 9.67           920
   01/01/2009 to 12/31/2009...........    $ 9.67       $12.12        11,306
   01/01/2010 to 12/31/2010...........    $12.12       $12.52        12,014
   01/01/2011 to 12/31/2011...........    $12.52       $12.78         4,455
   01/01/2012 to 12/31/2012...........    $12.78       $15.16         3,847
   01/01/2013 to 12/31/2013...........    $15.16       $20.92         2,638

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.75         6,134
   01/01/2013 to 12/31/2013...........    $ 9.75       $13.12         4,764
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.60             0
   01/01/2010 to 12/31/2010...........    $ 9.60       $11.43             0
   01/01/2011 to 12/31/2011...........    $11.43       $10.65             0
   01/01/2012 to 12/31/2012...........    $10.65       $11.63             0
   01/01/2013 to 12/31/2013...........    $11.63       $14.29             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........        --       $12.81           629
   01/01/2005 to 12/31/2005...........    $12.81       $16.53         2,826
   01/01/2006 to 12/31/2006...........    $16.53       $21.84         4,933
   01/01/2007 to 12/31/2007...........    $21.84       $30.76         7,149
   01/01/2008 to 12/31/2008...........    $30.76       $12.72         5,435
   01/01/2009 to 12/31/2009...........    $12.72       $20.25        50,335
   01/01/2010 to 12/31/2010...........    $20.25       $23.09        36,681
   01/01/2011 to 12/31/2011...........    $23.09       $17.58        12,476
   01/01/2012 to 12/31/2012...........    $17.58       $20.15        13,813
   01/01/2013 to 12/31/2013...........    $20.15       $19.79         5,715
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.19            98
   01/01/2005 to 12/31/2005...........    $10.19       $11.95           141
   01/01/2006 to 12/31/2006...........    $11.95       $16.34           581
   01/01/2007 to 12/31/2007...........    $16.34       $23.69         3,541
   01/01/2008 to 12/31/2008...........    $23.69       $11.43         3,372
   01/01/2009 to 12/31/2009...........    $11.43       $17.30         3,666
   01/01/2010 to 12/31/2010...........    $17.30       $19.34         1,810
   01/01/2011 to 12/31/2011...........    $19.34       $13.86             0
   01/01/2012 to 12/31/2012...........    $13.86       $15.71             0
   01/01/2013 to 12/31/2013...........    $15.71       $17.73             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $11.64       $11.41            0
   01/01/2006 to 12/31/2006...........    $11.41       $12.92            0
   01/01/2007 to 12/31/2007...........    $12.92       $ 9.22            0
   01/01/2008 to 12/31/2008...........    $ 9.22       $ 4.80          794
   01/01/2009 to 12/31/2009...........    $ 4.80       $ 4.52        6,759
   01/01/2010 to 12/31/2010...........    $ 4.52       $ 4.80        2,650
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 3.45        2,650
   01/01/2012 to 12/31/2012...........    $ 3.45       $ 4.52            0
   01/01/2013 to 12/31/2013...........    $ 4.52       $ 5.92            0
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $12.50       $12.57            0
   01/01/2006 to 12/31/2006...........    $12.57       $14.24            0
   01/01/2007 to 12/31/2007...........    $14.24       $18.27            0
   01/01/2008 to 12/31/2008...........    $18.27       $ 8.71            6
   01/01/2009 to 12/31/2009...........    $ 8.71       $13.88        4,873
   01/01/2010 to 12/31/2010...........    $13.88       $17.67        2,017
   01/01/2011 to 12/31/2011...........    $17.67       $14.54          846
   01/01/2012 to 12/31/2012...........    $14.54       $15.49          166
   01/01/2013 to 12/31/2013...........    $15.49       $18.00          165
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 8.19          532
   01/01/2005 to 12/31/2005...........    $ 8.19       $ 7.93        1,196
   01/01/2006 to 12/31/2006...........    $ 7.93       $ 7.20        1,252
   01/01/2007 to 12/31/2007...........    $ 7.20       $ 7.11            0
   01/01/2008 to 12/31/2008...........    $ 7.11       $ 9.76        3,664
   01/01/2009 to 12/31/2009...........    $ 9.76       $ 6.91        1,459
   01/01/2010 to 12/31/2010...........    $ 6.91       $ 5.57        2,823
   01/01/2011 to 12/31/2011...........    $ 5.57       $ 4.99        2,544
   01/01/2012 to 12/31/2012...........    $ 4.99       $ 4.08            0
   01/01/2013 to 12/31/2013...........    $ 4.08       $ 2.94            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.31            40
   01/01/2005 to 12/31/2005...........    $11.31       $11.40            39
   01/01/2006 to 12/31/2006...........    $11.40       $12.72            39
   01/01/2007 to 12/31/2007...........    $12.72       $12.93        10,647
   01/01/2008 to 12/31/2008...........    $12.93       $ 7.91            39
   01/01/2009 to 12/31/2009...........    $ 7.91       $ 9.65         1,122
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.66         1,124
   01/01/2011 to 12/31/2011...........    $10.66       $10.47           128
   01/01/2012 to 12/31/2012...........    $10.47       $11.70         1,293
   01/01/2013 to 12/31/2013...........    $11.70       $14.90             0
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.46       $11.20             0
   01/01/2006 to 12/31/2006...........    $11.20       $12.38             0
   01/01/2007 to 12/31/2007...........    $12.38       $13.08             0
   01/01/2008 to 12/31/2008...........    $13.08       $ 9.41             0
   01/01/2009 to 12/31/2009...........    $ 9.41       $11.22         2,034
   01/01/2010 to 12/31/2010...........    $11.22       $12.93        12,383
   01/01/2011 to 12/31/2011...........    $12.93       $13.57         1,959
   01/01/2012 to 12/31/2012...........    $13.57       $14.77           483
   01/01/2013 to 12/31/2013...........    $14.77       $18.62         1,048
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $10.75       $10.06             0
   01/01/2006 to 12/31/2006...........    $10.06       $11.05             0
   01/01/2007 to 12/31/2007...........    $11.05       $ 9.95             0
   01/01/2008 to 12/31/2008...........    $ 9.95       $ 6.70         1,508
   01/01/2009 to 12/31/2009...........    $ 6.70       $ 8.61           439
   01/01/2010 to 12/31/2010...........    $ 8.61       $10.25         1,778
   01/01/2011 to 12/31/2011...........    $10.25       $10.62           638
   01/01/2012 to 12/31/2012...........    $10.62       $12.72           867
   01/01/2013 to 12/31/2013...........    $12.72       $17.47           992

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.45          140
   01/01/2005 to 12/31/2005...........    $12.45       $13.21          140
   01/01/2006 to 12/31/2006...........    $13.21       $15.24          139
   01/01/2007 to 12/31/2007...........    $15.24       $17.14          986
   01/01/2008 to 12/31/2008...........    $17.14       $ 9.42        2,478
   01/01/2009 to 12/31/2009...........    $ 9.42       $12.23        5,798
   01/01/2010 to 12/31/2010...........    $12.23       $12.32        3,273
   01/01/2011 to 12/31/2011...........    $12.32       $11.02        1,330
   01/01/2012 to 12/31/2012...........    $11.02       $12.61          202
   01/01/2013 to 12/31/2013...........    $12.61       $15.05            0
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.32       $11.55            0
   01/01/2006 to 12/31/2006...........    $11.55       $13.31            0
   01/01/2007 to 12/31/2007...........    $13.31       $10.56            0
   01/01/2008 to 12/31/2008...........    $10.56       $ 5.13          779
   01/01/2009 to 12/31/2009...........    $ 5.13       $ 5.79        5,676
   01/01/2010 to 12/31/2010...........    $ 5.79       $ 6.30        2,278
   01/01/2011 to 12/31/2011...........    $ 6.30       $ 5.33        2,292
   01/01/2012 to 12/31/2012...........    $ 5.33       $ 6.53           22
   01/01/2013 to 12/31/2013...........    $ 6.53       $ 8.46           10
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.71       $11.14            0
   01/01/2006 to 12/31/2006...........    $11.14       $11.51          286
   01/01/2007 to 12/31/2007...........    $11.51       $12.04            0
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.95          677
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.50        3,940
   01/01/2010 to 12/31/2010...........    $10.50       $10.60        1,682
   01/01/2011 to 12/31/2011...........    $10.60       $11.45        1,829
   01/01/2012 to 12/31/2012...........    $11.45       $13.20          812
   01/01/2013 to 12/31/2013...........    $13.20       $18.10        1,976

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $12.14       $12.21             0
   01/01/2006 to 12/31/2006...........    $12.21       $13.38             0
   01/01/2007 to 12/31/2007...........    $13.38       $14.67             0
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.57             0
   01/01/2009 to 12/31/2009...........    $ 8.57       $10.44           314
   01/01/2010 to 12/31/2010...........    $10.44       $12.68         1,399
   01/01/2011 to 12/31/2011...........    $12.68       $12.22             0
   01/01/2012 to 12/31/2012...........    $12.22       $13.89           160
   01/01/2013 to 12/31/2013...........    $13.89       $18.84           203
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.41       $14.48             0
   01/01/2006 to 12/31/2006...........    $14.48       $15.75           816
   01/01/2007 to 12/31/2007...........    $15.75       $13.91           461
   01/01/2008 to 12/31/2008...........    $13.91       $ 8.08         1,781
   01/01/2009 to 12/31/2009...........    $ 8.08       $ 8.75           461
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.03             0
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 6.42             0
   01/01/2012 to 12/31/2012...........    $ 6.42       $ 7.74           302
   01/01/2013 to 12/31/2013...........    $ 7.74       $11.27             0
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.28             0
   01/01/2006 to 12/31/2006...........    $10.28       $11.00           897
   01/01/2007 to 12/31/2007...........    $11.00       $11.55         2,312
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.31         3,298
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 9.31        51,110
   01/01/2010 to 12/31/2010...........    $ 9.31       $10.34         3,631
   01/01/2011 to 12/31/2011...........    $10.34       $10.46         3,531
   01/01/2012 to 12/31/2012...........    $10.46       $11.58            35
   01/01/2013 to 12/31/2013...........    $11.58       $14.85            52
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.48             0
   01/01/2006 to 12/31/2006...........    $10.48       $12.21         1,077
   01/01/2007 to 12/31/2007...........    $12.21       $12.00         7,562
   01/01/2008 to 12/31/2008...........    $12.00       $ 7.01         2,644
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 8.22         2,926
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.11         2,941
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.83         2,775
   01/01/2012 to 12/31/2012...........    $ 8.83       $10.00             0
   01/01/2013 to 12/31/2013...........    $10.00       $12.75             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.18           88
   01/01/2005 to 12/31/2005...........    $11.18       $12.20           87
   01/01/2006 to 12/31/2006...........    $12.20       $12.45           87
   01/01/2007 to 12/31/2007...........    $12.45       $13.66        1,155
   01/01/2008 to 12/31/2008...........    $13.66       $ 8.20        1,916
   01/01/2009 to 12/31/2009...........    $ 8.20       $11.13        3,723
   01/01/2010 to 12/31/2010...........    $11.13       $14.03        7,062
   01/01/2011 to 12/31/2011...........    $14.03       $13.38          677
   01/01/2012 to 12/31/2012...........    $13.38       $15.15            0
   01/01/2013 to 12/31/2013...........    $15.15       $19.40            0
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.26          215
   01/01/2005 to 12/31/2005...........    $12.26       $13.10          213
   01/01/2006 to 12/31/2006...........    $13.10       $14.44          212
   01/01/2007 to 12/31/2007...........    $14.44       $14.31        5,091
   01/01/2008 to 12/31/2008...........    $14.31       $ 8.95        1,580
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.49        1,560
   01/01/2010 to 12/31/2010...........    $11.49       $13.59        1,743
   01/01/2011 to 12/31/2011...........    $13.59       $12.81            0
   01/01/2012 to 12/31/2012...........    $12.81       $14.66          162
   01/01/2013 to 12/31/2013...........    $14.66       $19.01            0
PROFUND VP NASDAQ-100
   01/01/2005 to 12/31/2005...........    $10.97       $10.79        3,111
   01/01/2006 to 12/31/2006...........    $10.79       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $12.89          639
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.28            0
   01/01/2009 to 12/31/2009...........    $ 7.28       $10.86        5,317
   01/01/2010 to 12/31/2010...........    $10.86       $12.60        1,805
   01/01/2011 to 12/31/2011...........    $12.60       $12.55          762
   01/01/2012 to 12/31/2012...........    $12.55       $14.31            0
   01/01/2013 to 12/31/2013...........    $14.31       $18.86            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $13.87       $17.87            81
   01/01/2006 to 12/31/2006...........    $17.87       $21.16         1,664
   01/01/2007 to 12/31/2007...........    $21.16       $27.52         2,848
   01/01/2008 to 12/31/2008...........    $27.52       $17.03         2,854
   01/01/2009 to 12/31/2009...........    $17.03       $19.30         1,625
   01/01/2010 to 12/31/2010...........    $19.30       $22.31         1,964
   01/01/2011 to 12/31/2011...........    $22.31       $22.39         1,410
   01/01/2012 to 12/31/2012...........    $22.39       $22.61           827
   01/01/2013 to 12/31/2013...........    $22.61       $27.54           796
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.48       $ 8.95             0
   01/01/2006 to 12/31/2006...........    $ 8.95       $ 9.86         1,227
   01/01/2007 to 12/31/2007...........    $ 9.86       $ 9.90             0
   01/01/2008 to 12/31/2008...........    $ 9.90       $ 7.82         2,637
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 8.97         3,828
   01/01/2010 to 12/31/2010...........    $ 8.97       $ 8.85           401
   01/01/2011 to 12/31/2011...........    $ 8.85       $10.09           213
   01/01/2012 to 12/31/2012...........    $10.09       $11.07             0
   01/01/2013 to 12/31/2013...........    $11.07       $14.31             0
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.23           842
   01/01/2005 to 12/31/2005...........    $10.23       $12.68             0
   01/01/2006 to 12/31/2006...........    $12.68       $13.36            72
   01/01/2007 to 12/31/2007...........    $13.36       $16.05             0
   01/01/2008 to 12/31/2008...........    $16.05       $10.91         1,003
   01/01/2009 to 12/31/2009...........    $10.91       $14.49         1,562
   01/01/2010 to 12/31/2010...........    $14.49       $18.91         2,072
   01/01/2011 to 12/31/2011...........    $18.91       $14.99            95
   01/01/2012 to 12/31/2012...........    $14.99       $12.57            88
   01/01/2013 to 12/31/2013...........    $12.57       $ 7.66            87
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $13.13       $13.75             0
   01/01/2006 to 12/31/2006...........    $13.75       $17.89            53
   01/01/2007 to 12/31/2007...........    $17.89       $14.11           179
   01/01/2008 to 12/31/2008...........    $14.11       $ 8.14             0
   01/01/2009 to 12/31/2009...........    $ 8.14       $10.21         2,460
   01/01/2010 to 12/31/2010...........    $10.21       $12.50             2
   01/01/2011 to 12/31/2011...........    $12.50       $12.85           792
   01/01/2012 to 12/31/2012...........    $12.85       $14.78             7
   01/01/2013 to 12/31/2013...........    $14.78       $14.52             0
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.35         7,572
   01/01/2005 to 12/31/2005...........    $ 8.35       $ 7.55        13,908
   01/01/2006 to 12/31/2006...........    $ 7.55       $ 8.16         2,780
   01/01/2007 to 12/31/2007...........    $ 8.16       $ 7.59             0
   01/01/2008 to 12/31/2008...........    $ 7.59       $ 4.62            15
   01/01/2009 to 12/31/2009...........    $ 4.62       $ 6.00            27
   01/01/2010 to 12/31/2010...........    $ 6.00       $ 4.94         1,041
   01/01/2011 to 12/31/2011...........    $ 4.94       $ 3.03           323
   01/01/2012 to 12/31/2012...........    $ 3.03       $ 2.77             0
   01/01/2013 to 12/31/2013...........    $ 2.77       $ 3.17             0
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.29       $ 8.20           580
   01/01/2006 to 12/31/2006...........    $ 8.20       $ 7.94             0
   01/01/2007 to 12/31/2007...........    $ 7.94       $ 6.89             0
   01/01/2008 to 12/31/2008...........    $ 6.89       $10.02             0
   01/01/2009 to 12/31/2009...........    $10.02       $ 5.84             0
   01/01/2010 to 12/31/2010...........    $ 5.84       $ 4.51             0
   01/01/2011 to 12/31/2011...........    $ 4.51       $ 3.97             0
   01/01/2012 to 12/31/2012...........    $ 3.97       $ 3.16             0
   01/01/2013 to 12/31/2013...........    $ 3.16       $ 2.19             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.29          162
   01/01/2005 to 12/31/2005...........    $12.29       $12.97          366
   01/01/2006 to 12/31/2006...........    $12.97       $13.83          722
   01/01/2007 to 12/31/2007...........    $13.83       $14.13          426
   01/01/2008 to 12/31/2008...........    $14.13       $ 9.15          485
   01/01/2009 to 12/31/2009...........    $ 9.15       $11.33        3,522
   01/01/2010 to 12/31/2010...........    $11.33       $13.98        3,696
   01/01/2011 to 12/31/2011...........    $13.98       $13.89          857
   01/01/2012 to 12/31/2012...........    $13.89       $15.34            0
   01/01/2013 to 12/31/2013...........    $15.34       $21.14          751
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.59           45
   01/01/2005 to 12/31/2005...........    $12.59       $12.85           44
   01/01/2006 to 12/31/2006...........    $12.85       $14.81        1,531
   01/01/2007 to 12/31/2007...........    $14.81       $13.49          599
   01/01/2008 to 12/31/2008...........    $13.49       $ 9.18           44
   01/01/2009 to 12/31/2009...........    $ 9.18       $10.84          527
   01/01/2010 to 12/31/2010...........    $10.84       $12.99          292
   01/01/2011 to 12/31/2011...........    $12.99       $12.23            0
   01/01/2012 to 12/31/2012...........    $12.23       $13.94            0
   01/01/2013 to 12/31/2013...........    $13.94       $18.84            0
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $12.60       $11.54            0
   01/01/2006 to 12/31/2006...........    $11.54       $15.22          546
   01/01/2007 to 12/31/2007...........    $15.22       $16.19            0
   01/01/2008 to 12/31/2008...........    $16.19       $10.42        2,926
   01/01/2009 to 12/31/2009...........    $10.42       $10.97            0
   01/01/2010 to 12/31/2010...........    $10.97       $12.46        3,004
   01/01/2011 to 12/31/2011...........    $12.46       $12.46          631
   01/01/2012 to 12/31/2012...........    $12.46       $14.25        1,052
   01/01/2013 to 12/31/2013...........    $14.25       $15.67            0
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.85       $11.61            1
   01/01/2006 to 12/31/2006...........    $11.61       $10.88            1
   01/01/2007 to 12/31/2007...........    $10.88       $11.76        3,226
   01/01/2008 to 12/31/2008...........    $11.76       $17.28        1,995
   01/01/2009 to 12/31/2009...........    $17.28       $11.43          684
   01/01/2010 to 12/31/2010...........    $11.43       $12.35          228
   01/01/2011 to 12/31/2011...........    $12.35       $17.40          100
   01/01/2012 to 12/31/2012...........    $17.40       $17.24            0
   01/01/2013 to 12/31/2013...........    $17.24       $13.69            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.92           19
   01/01/2005 to 12/31/2005...........    $13.92       $16.11           19
   01/01/2006 to 12/31/2006...........    $16.11       $17.50        1,556
   01/01/2007 to 12/31/2007...........    $17.50       $18.20        2,588
   01/01/2008 to 12/31/2008...........    $18.20       $ 5.81        2,582
   01/01/2009 to 12/31/2009...........    $ 5.81       $ 9.45        7,553
   01/01/2010 to 12/31/2010...........    $ 9.45       $13.89        6,107
   01/01/2011 to 12/31/2011...........    $13.89       $11.77          575
   01/01/2012 to 12/31/2012...........    $11.77       $15.30          335
   01/01/2013 to 12/31/2013...........    $15.30       $25.63            0
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $12.57       $13.95          681
   01/01/2006 to 12/31/2006...........    $13.95       $16.32        1,216
   01/01/2007 to 12/31/2007...........    $16.32       $18.55        1,854
   01/01/2008 to 12/31/2008...........    $18.55       $12.62        1,387
   01/01/2009 to 12/31/2009...........    $12.62       $13.72        2,517
   01/01/2010 to 12/31/2010...........    $13.72       $14.26        2,073
   01/01/2011 to 12/31/2011...........    $14.26       $16.45        1,294
   01/01/2012 to 12/31/2012...........    $16.45       $16.17          772
   01/01/2013 to 12/31/2013...........    $16.17       $17.98        1,328
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        2,276
   01/01/2005 to 12/31/2005...........    $10.53       $12.03        5,360
   01/01/2006 to 12/31/2006...........    $12.03       $14.29          380
   01/01/2007 to 12/31/2007...........    $14.29       $16.76          341
   01/01/2008 to 12/31/2008...........    $16.76       $ 8.18          475
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.01        2,161
   01/01/2010 to 12/31/2010...........    $11.01       $12.32        2,506
   01/01/2011 to 12/31/2011...........    $12.32       $10.29          533
   01/01/2012 to 12/31/2012...........    $10.29       $12.36          501
   01/01/2013 to 12/31/2013...........    $12.36       $14.42          262

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73         1,630
   01/01/2005 to 12/31/2005...........    $10.73       $10.97         2,391
   01/01/2006 to 12/31/2006...........    $10.97       $11.08         2,355
   01/01/2007 to 12/31/2007...........    $11.08       $11.33         2,021
   01/01/2008 to 12/31/2008...........    $11.33       $ 8.02         1,937
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 8.95        14,836
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.48        13,458
   01/01/2011 to 12/31/2011...........    $10.48       $11.17         6,864
   01/01/2012 to 12/31/2012...........    $11.17       $12.00         7,110
   01/01/2013 to 12/31/2013...........    $12.00       $16.74         7,347
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.31         8,734
   01/01/2005 to 12/31/2005...........    $11.31       $11.90        15,530
   01/01/2006 to 12/31/2006...........    $11.90       $13.03        21,722
   01/01/2007 to 12/31/2007...........    $13.03       $14.00        15,407
   01/01/2008 to 12/31/2008...........    $14.00       $ 7.58        19,922
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.41        24,823
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.83        14,480
   01/01/2011 to 12/31/2011...........    $ 9.83       $ 9.49         4,603
   01/01/2012 to 12/31/2012...........    $ 9.49       $10.52         4,908
   01/01/2013 to 12/31/2013...........    $10.52       $14.03         1,553
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.47         1,597
   01/01/2005 to 12/31/2005...........    $10.47       $ 9.94         1,899
   01/01/2006 to 12/31/2006...........    $ 9.94       $12.25         2,809
   01/01/2007 to 12/31/2007...........    $12.25       $12.11         2,170
   01/01/2008 to 12/31/2008...........    $12.11       $ 8.50         1,989
   01/01/2009 to 12/31/2009...........    $ 8.50       $ 9.50         3,706
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.89         3,420
   01/01/2011 to 12/31/2011...........    $10.89       $11.51         2,461
   01/01/2012 to 12/31/2012...........    $11.51       $12.51         1,823
   01/01/2013 to 12/31/2013...........    $12.51       $16.07         1,864

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.75             0
   01/01/2006 to 12/31/2006...........    $ 9.75       $11.30           776
   01/01/2007 to 12/31/2007...........    $11.30       $11.22         1,132
   01/01/2008 to 12/31/2008...........    $11.22       $ 6.54         1,187
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 7.33         7,434
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 8.38        51,564
   01/01/2011 to 12/31/2011...........    $ 8.38       $ 8.72        10,668
   01/01/2012 to 12/31/2012...........    $ 8.72       $ 9.04         3,907
   01/01/2013 to 12/31/2013...........    $ 9.04       $11.37         1,027
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $11.70       $12.11             0
   01/01/2006 to 12/31/2006...........    $12.11       $14.09             0
   01/01/2007 to 12/31/2007...........    $14.09       $14.21             0
   01/01/2008 to 12/31/2008...........    $14.21       $ 8.86             0
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.16         2,425
   01/01/2010 to 07/16/2010...........    $10.16       $ 9.76             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.79       $14.25        13,789
   01/01/2011 to 12/31/2011...........    $14.25       $12.20         5,474
   01/01/2012 to 12/31/2012...........    $12.20       $13.61         3,990
   01/01/2013 to 12/31/2013...........    $13.61       $16.02         4,357
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.76       $11.36         1,973
   01/01/2011 to 12/31/2011...........    $11.36       $10.91           553
   01/01/2012 to 12/31/2012...........    $10.91       $12.79           935
   01/01/2013 to 12/31/2013...........    $12.79       $16.36           504
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.08       $15.23        15,629
   01/01/2011 to 12/31/2011...........    $15.23       $14.14         8,214
   01/01/2012 to 12/31/2012...........    $14.14       $16.76         6,016
   01/01/2013 to 12/31/2013...........    $16.76       $23.07         1,858
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.24           773
   01/01/2011 to 12/31/2011...........    $12.24       $11.49             0
   01/01/2012 to 12/31/2012...........    $11.49       $12.19             0
   01/01/2013 to 12/31/2013...........    $12.19       $18.01             0



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH ANYONE COMBO 5% OR
                  HDV AND GRO PLUS OR HD GRO WITH DB (2.00%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.54               0
   01/01/2006 to 12/31/2006...........    $10.54       $11.32               0
   01/01/2007 to 12/31/2007...........    $11.32       $11.66               0
   01/01/2008 to 12/31/2008...........    $11.66       $10.90               0
   01/01/2009 to 12/31/2009...........    $10.90       $12.49               0
   01/01/2010 to 12/31/2010...........    $12.49       $14.24               0
   01/01/2011 to 12/31/2011...........    $14.24       $14.34               0
   01/01/2012 to 12/31/2012...........    $14.34       $16.04               0
   01/01/2013 to 12/31/2013...........    $16.04       $17.29               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006...........    $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007...........    $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008...........    $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011...........    $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012...........    $10.00       $11.04       6,592,715
   01/01/2013 to 12/31/2013...........    $11.04       $11.89       4,018,651
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.63       1,290,825
   01/01/2007 to 12/31/2007...........    $10.63       $11.41       2,559,214
   01/01/2008 to 12/31/2008...........    $11.41       $ 7.85       3,903,066
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.70       4,089,298
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.81       3,661,891
   01/01/2011 to 12/31/2011...........    $10.81       $10.61       3,108,340
   01/01/2012 to 12/31/2012...........    $10.61       $11.82       2,860,050
   01/01/2013 to 12/31/2013...........    $11.82       $13.50       2,262,276

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.43       $13.22        119,566
   01/01/2005 to 12/02/2005...........    $13.22       $15.12              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.09       $13.05         72,365
   01/01/2005 to 12/02/2005...........    $13.05       $14.38              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.48       $13.77        198,789
   01/01/2005 to 12/31/2005...........    $13.77       $14.12        238,150
   01/01/2006 to 12/31/2006...........    $14.12       $16.18        278,461
   01/01/2007 to 12/31/2007...........    $16.18       $15.83        367,074
   01/01/2008 to 12/31/2008...........    $15.83       $10.13        432,558
   01/01/2009 to 12/31/2009...........    $10.13       $11.69        495,878
   01/01/2010 to 12/31/2010...........    $11.69       $13.04        325,918
   01/01/2011 to 12/31/2011...........    $13.04       $13.23        289,460
   01/01/2012 to 05/04/2012...........    $13.23       $14.36              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02        159,724
   01/01/2006 to 12/31/2006...........    $10.02       $10.86      1,685,657
   01/01/2007 to 12/31/2007...........    $10.86       $11.61      2,790,774
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.11      5,528,245
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.80      8,798,728
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.79      7,024,050
   01/01/2011 to 12/31/2011...........    $10.79       $10.44      5,182,858
   01/01/2012 to 12/31/2012...........    $10.44       $11.51      5,035,393
   01/01/2013 to 12/31/2013...........    $11.51       $13.27      3,262,170
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15         64,421
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.03         93,865
   01/01/2013 to 12/31/2013...........    $10.03       $10.89        102,690
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47          5,721

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009...........    $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010...........    $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011...........    $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012...........    $12.31       $12.42       4,016,057
   01/01/2013 to 12/31/2013...........    $12.42       $12.14       1,984,193
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011...........    $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012...........    $10.90       $11.12         351,286
   01/01/2013 to 12/31/2013...........    $11.12       $10.83         158,875
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011...........    $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012...........    $11.73       $12.08       1,131,486
   01/01/2013 to 12/31/2013...........    $12.08       $11.60         198,554
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009...........    $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010...........    $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011...........    $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012...........    $13.41       $13.90       3,795,635
   01/01/2013 to 12/31/2013...........    $13.90       $13.19       1,425,957
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009...........    $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010...........    $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011...........    $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012...........    $13.55       $14.06       3,068,671
   01/01/2013 to 12/31/2013...........    $14.06       $13.11       1,918,350

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011...........    $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012...........    $11.18       $11.65          52,737
   01/01/2013 to 12/31/2013...........    $11.65       $10.67       4,576,643
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011...........    $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012...........    $12.95       $13.56         495,656
   01/01/2013 to 12/31/2013...........    $13.56       $12.35             178
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012...........    $12.00       $12.44       5,525,461
   01/01/2013 to 12/31/2013...........    $12.44       $11.01         143,428
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.38       3,495,509
   01/01/2013 to 12/31/2013...........    $10.38       $ 9.13       9,061,699
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.73       5,845,538
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006...........    $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007...........    $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.11       8,015,346
   01/01/2013 to 12/31/2013...........    $11.11       $13.36       5,728,326
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.63           5,878

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.91       $18.80       184,027
   01/01/2005 to 12/31/2005...........    $18.80       $21.16       199,018
   01/01/2006 to 12/31/2006...........    $21.16       $28.35       318,743
   01/01/2007 to 12/31/2007...........    $28.35       $22.24       246,476
   01/01/2008 to 12/31/2008...........    $22.24       $14.16       171,371
   01/01/2009 to 12/31/2009...........    $14.16       $18.30       243,592
   01/01/2010 to 12/31/2010...........    $18.30       $23.08       180,347
   01/01/2011 to 12/31/2011...........    $23.08       $24.11       145,127
   01/01/2012 to 12/31/2012...........    $24.11       $27.26       130,983
   01/01/2013 to 12/31/2013...........    $27.26       $27.55        85,849
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.17       $16.96       236,402
   01/01/2005 to 12/31/2005...........    $16.96       $16.82       245,003
   01/01/2006 to 12/31/2006...........    $16.82       $19.77       203,936
   01/01/2007 to 12/31/2007...........    $19.77       $15.93       230,960
   01/01/2008 to 07/18/2008...........    $15.93       $14.57             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.67        10,331
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.38       $19.75       562,771
   01/01/2005 to 12/31/2005...........    $19.75       $21.18       675,625
   01/01/2006 to 12/31/2006...........    $21.18       $23.44       555,919
   01/01/2007 to 12/31/2007...........    $23.44       $25.55       471,679
   01/01/2008 to 12/31/2008...........    $25.55       $14.00       419,386
   01/01/2009 to 12/31/2009...........    $14.00       $18.20       379,572
   01/01/2010 to 12/31/2010...........    $18.20       $23.64       289,027
   01/01/2011 to 12/31/2011...........    $23.64       $20.13       229,446
   01/01/2012 to 12/31/2012...........    $20.13       $23.68       178,399
   01/01/2013 to 12/31/2013...........    $23.68       $32.68       125,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,495
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.13        414,672
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.47        553,827
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.41        397,958
   01/01/2011 to 12/31/2011...........    $ 9.41       $ 8.99        314,944
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.01        317,299
   01/01/2013 to 12/31/2013...........    $10.01       $11.70        340,942
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.55      2,113,521
   01/01/2007 to 12/31/2007...........    $10.55       $11.22      2,818,505
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.21      3,325,516
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.75      4,130,172
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.80      3,649,068
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.46      2,869,281
   01/01/2012 to 12/31/2012...........    $ 9.46       $10.26      2,767,619
   01/01/2013 to 12/31/2013...........    $10.26       $11.54      1,831,584
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        143,659
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.32              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      1,030,821
   01/01/2013 to 12/31/2013...........    $10.72       $13.08        784,792
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.79        163,154
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.10         13,392
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.08         51,758
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.52         58,659
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.86         42,584
   01/01/2012 to 12/31/2012...........    $ 8.86       $11.01        112,200
   01/01/2013 to 12/31/2013...........    $11.01       $11.26         55,769

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.61       $11.80        122,739
   01/01/2005 to 12/31/2005...........    $11.80       $11.95        143,016
   01/01/2006 to 12/31/2006...........    $11.95       $12.88        143,727
   01/01/2007 to 12/31/2007...........    $12.88       $14.39        168,462
   01/01/2008 to 12/31/2008...........    $14.39       $ 8.42        212,472
   01/01/2009 to 12/31/2009...........    $ 8.42       $12.33        425,326
   01/01/2010 to 12/31/2010...........    $12.33       $13.33        336,232
   01/01/2011 to 12/31/2011...........    $13.33       $12.54        200,658
   01/01/2012 to 12/31/2012...........    $12.54       $14.72        184,725
   01/01/2013 to 12/31/2013...........    $14.72       $18.72        126,461
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005...........    $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006...........    $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007...........    $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008...........    $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010...........    $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011...........    $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012...........    $11.73       $13.76        808,644
   01/01/2013 to 12/31/2013...........    $13.76       $18.01        620,213
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005...........    $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006...........    $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007...........    $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008...........    $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009...........    $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010...........    $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011...........    $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012...........    $18.11       $21.23        193,150
   01/01/2013 to 12/31/2013...........    $21.23       $27.50        156,741

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         11,680
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.55        790,873
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.13      1,461,388
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 9.99      1,300,148
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.74      1,239,700
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.51      1,219,912
   01/01/2013 to 12/31/2013...........    $10.51       $11.31        578,787
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $12.59       $16.14         82,090
   01/01/2010 to 12/31/2010...........    $16.14       $20.05        140,787
   01/01/2011 to 12/31/2011...........    $20.05       $19.91         98,811
   01/01/2012 to 12/31/2012...........    $19.91       $22.57         73,950
   01/01/2013 to 12/31/2013...........    $22.57       $30.71         68,974
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.38       $14.33        175,087
   01/01/2005 to 12/31/2005...........    $14.33       $15.36        278,563
   01/01/2006 to 12/31/2006...........    $15.36       $18.32        539,030
   01/01/2007 to 12/31/2007...........    $18.32       $18.16        417,115
   01/01/2008 to 12/31/2008...........    $18.16       $11.16        374,851
   01/01/2009 to 12/31/2009...........    $11.16       $12.93        346,113
   01/01/2010 to 12/31/2010...........    $12.93       $14.25        297,287
   01/01/2011 to 12/31/2011...........    $14.25       $13.90        215,671
   01/01/2012 to 12/31/2012...........    $13.90       $15.45        198,126
   01/01/2013 to 12/31/2013...........    $15.45       $20.38        115,677
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.23       $13.31        426,333
   01/01/2005 to 12/31/2005...........    $13.31       $13.19        582,998
   01/01/2006 to 12/31/2006...........    $13.19       $14.27        694,301
   01/01/2007 to 12/31/2007...........    $14.27       $14.33        558,873
   01/01/2008 to 12/31/2008...........    $14.33       $10.45        484,068
   01/01/2009 to 12/31/2009...........    $10.45       $13.89      1,068,071
   01/01/2010 to 12/31/2010...........    $13.89       $15.45        868,078
   01/01/2011 to 12/31/2011...........    $15.45       $15.62        585,430
   01/01/2012 to 12/31/2012...........    $15.62       $17.43        550,566
   01/01/2013 to 12/31/2013...........    $17.43       $18.31        364,818

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005...........    $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006...........    $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007...........    $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008...........    $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009...........    $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010...........    $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011...........    $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012...........    $14.85       $17.52        418,206
   01/01/2013 to 12/31/2013...........    $17.52       $20.44        328,105
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005...........    $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006...........    $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007...........    $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008...........    $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009...........    $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010...........    $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011...........    $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012...........    $16.03       $18.33        167,981
   01/01/2013 to 12/31/2013...........    $18.33       $21.46        133,132
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009...........    $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010...........    $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011...........    $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012...........    $14.25       $15.28        598,595
   01/01/2013 to 12/31/2013...........    $15.28       $14.50        316,572
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18            261
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.92        304,793
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.59        681,514
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.58        757,701
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 9.33        529,972
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.39        453,321
   01/01/2013 to 12/31/2013...........    $10.39       $11.84        297,919

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005...........    $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006...........    $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007...........    $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008...........    $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009...........    $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010...........    $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011...........    $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012...........    $14.68       $17.54        195,028
   01/01/2013 to 12/31/2013...........    $17.54       $19.83        136,441
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.64       $12.67         35,622
   01/01/2005 to 12/31/2005...........    $12.67       $13.28         96,396
   01/01/2006 to 12/31/2006...........    $13.28       $14.46        103,991
   01/01/2007 to 12/31/2007...........    $14.46       $14.45        457,631
   01/01/2008 to 12/31/2008...........    $14.45       $11.66      2,616,044
   01/01/2009 to 12/31/2009...........    $11.66       $13.95      2,748,409
   01/01/2010 to 12/31/2010...........    $13.95       $14.67      1,894,148
   01/01/2011 to 12/31/2011...........    $14.67       $14.41      1,406,382
   01/01/2012 to 12/31/2012...........    $14.41       $15.63      1,377,143
   01/01/2013 to 12/31/2013...........    $15.63       $17.01        937,207
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.22          9,654
   01/01/2011 to 12/31/2011...........    $11.22       $11.07         17,491
   01/01/2012 to 12/31/2012...........    $11.07       $12.50         16,427
   01/01/2013 to 12/31/2013...........    $12.50       $16.71         13,267
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30              0
   01/01/2010 to 12/31/2010...........    $10.30       $11.47         10,094
   01/01/2011 to 12/31/2011...........    $11.47       $10.58         16,315
   01/01/2012 to 12/31/2012...........    $10.58       $11.75         53,725
   01/01/2013 to 12/31/2013...........    $11.75       $15.13          7,547

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005...........    $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006...........    $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007...........    $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008...........    $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010...........    $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011...........    $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012...........    $10.59       $12.13        291,061
   01/01/2013 to 12/31/2013...........    $12.13       $16.63        230,382
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005...........    $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006...........    $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007...........    $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008...........    $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010...........    $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011...........    $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012...........    $13.81       $15.19        967,575
   01/01/2013 to 12/31/2013...........    $15.19       $20.34        679,266
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.90       $12.53        904,128
   01/01/2005 to 12/31/2005...........    $12.53       $12.42      1,672,137
   01/01/2006 to 12/31/2006...........    $12.42       $13.37      1,365,237
   01/01/2007 to 12/31/2007...........    $13.37       $13.90      1,124,709
   01/01/2008 to 12/31/2008...........    $13.90       $10.45        916,727
   01/01/2009 to 12/31/2009...........    $10.45       $13.79        905,623
   01/01/2010 to 12/31/2010...........    $13.79       $15.33        647,711
   01/01/2011 to 12/31/2011...........    $15.33       $16.55        486,011
   01/01/2012 to 12/31/2012...........    $16.55       $17.18        404,728
   01/01/2013 to 12/31/2013...........    $17.18       $16.50        306,658

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.29       $14.26        98,046
   01/01/2005 to 12/31/2005...........    $14.26       $15.04       185,240
   01/01/2006 to 12/31/2006...........    $15.04       $18.32       190,286
   01/01/2007 to 12/31/2007...........    $18.32       $19.64       145,391
   01/01/2008 to 12/31/2008...........    $19.64       $12.70       144,404
   01/01/2009 to 12/31/2009...........    $12.70       $16.37       163,957
   01/01/2010 to 12/31/2010...........    $16.37       $17.98       135,711
   01/01/2011 to 12/31/2011...........    $17.98       $17.07       123,103
   01/01/2012 to 12/31/2012...........    $17.07       $20.58       114,038
   01/01/2013 to 12/31/2013...........    $20.58       $25.75        92,340
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.40       $12.37       304,760
   01/01/2005 to 12/31/2005...........    $12.37       $12.89       553,234
   01/01/2006 to 12/31/2006...........    $12.89       $13.85       418,858
   01/01/2007 to 12/31/2007...........    $13.85       $15.62       401,782
   01/01/2008 to 12/31/2008...........    $15.62       $ 9.75       381,401
   01/01/2009 to 12/31/2009...........    $ 9.75       $11.88       476,807
   01/01/2010 to 12/31/2010...........    $11.88       $13.13       349,620
   01/01/2011 to 12/31/2011...........    $13.13       $12.79       256,619
   01/01/2012 to 12/31/2012...........    $12.79       $14.68       253,826
   01/01/2013 to 12/31/2013...........    $14.68       $19.66       165,851
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18         1,665
   01/01/2013 to 12/31/2013...........    $10.18       $13.42        13,757
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.37       $15.11       116,474
   01/01/2005 to 12/31/2005...........    $15.11       $15.61       156,240
   01/01/2006 to 12/31/2006...........    $15.61       $17.48       128,923
   01/01/2007 to 12/31/2007...........    $17.48       $17.60       135,453
   01/01/2008 to 12/31/2008...........    $17.60       $10.67       157,691
   01/01/2009 to 12/31/2009...........    $10.67       $14.52       148,090
   01/01/2010 to 12/31/2010...........    $14.52       $17.59       115,520
   01/01/2011 to 12/31/2011...........    $17.59       $16.65        81,600
   01/01/2012 to 12/31/2012...........    $16.65       $19.32        75,966
   01/01/2013 to 12/31/2013...........    $19.32       $25.07        51,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005...........    $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007...........    $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008...........    $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009...........    $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010...........    $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012...........    $ 9.79       $ 9.60       1,832,190
   01/01/2013 to 12/31/2013...........    $ 9.60       $ 9.40       1,233,947
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.33       $16.04         937,314
   01/01/2005 to 12/31/2005...........    $16.04       $17.62       1,232,726
   01/01/2006 to 12/31/2006...........    $17.62       $19.12         959,021
   01/01/2007 to 12/31/2007...........    $19.12       $19.33         859,161
   01/01/2008 to 12/31/2008...........    $19.33       $10.94         649,182
   01/01/2009 to 12/31/2009...........    $10.94       $15.08         559,513
   01/01/2010 to 12/31/2010...........    $15.08       $18.24         452,422
   01/01/2011 to 12/31/2011...........    $18.24       $17.43         306,085
   01/01/2012 to 12/31/2012...........    $17.43       $20.01         244,921
   01/01/2013 to 12/31/2013...........    $20.01       $27.85         194,682
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          15,053
   01/01/2012 to 12/31/2012...........    $10.06       $10.34          16,614
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.85          19,139
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.17       $13.84         153,923
   01/01/2005 to 12/31/2005...........    $13.84       $15.40         330,873
   01/01/2006 to 12/31/2006...........    $15.40       $17.21         308,969
   01/01/2007 to 12/31/2007...........    $17.21       $20.61         409,243
   01/01/2008 to 12/31/2008...........    $20.61       $11.47         217,294
   01/01/2009 to 12/31/2009...........    $11.47       $14.59         237,239
   01/01/2010 to 12/31/2010...........    $14.59       $18.40         222,681
   01/01/2011 to 12/31/2011...........    $18.40       $18.34         164,934
   01/01/2012 to 12/31/2012...........    $18.34       $20.20         121,447
   01/01/2013 to 12/31/2013...........    $20.20       $26.25          86,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005...........    $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006...........    $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007...........    $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008...........    $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009...........    $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010...........    $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011...........    $14.51       $16.26              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        316,890
   01/01/2013 to 12/31/2013...........    $10.30       $12.00        267,160
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56        164,951
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.08        483,497
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.88        414,743
   01/01/2011 to 12/31/2011...........    $10.88       $ 8.50        236,233
   01/01/2012 to 12/31/2012...........    $ 8.50       $ 9.83        194,466
   01/01/2013 to 12/31/2013...........    $ 9.83       $ 9.65        108,699
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005...........    $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006...........    $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007...........    $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008...........    $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009...........    $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010...........    $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011...........    $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012...........    $11.83       $12.13      1,373,988
   01/01/2013 to 12/31/2013...........    $12.13       $11.63      1,058,431
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005...........    $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006...........    $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007...........    $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008...........    $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009...........    $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010...........    $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011...........    $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012...........    $13.66       $14.64      2,510,555
   01/01/2013 to 12/31/2013...........    $14.64       $14.08      1,426,831

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006...........    $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007...........    $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010...........    $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011...........    $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012...........    $11.26       $12.18      4,942,223
   01/01/2013 to 12/31/2013...........    $12.18       $13.04      3,342,228
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         18,180
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         54,264
   01/01/2013 to 12/31/2013...........    $10.56       $10.11         22,629
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.45      1,651,620
   01/01/2007 to 12/31/2007...........    $10.45       $11.41      2,784,630
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.63      3,618,245
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.19      4,957,531
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 9.55      4,347,503
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 8.78      3,235,647
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.71      3,010,039
   01/01/2013 to 12/31/2013...........    $ 9.71       $11.14      2,032,295
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.24       $13.19        389,368
   01/01/2005 to 12/31/2005...........    $13.19       $13.38        463,128
   01/01/2006 to 12/31/2006...........    $13.38       $14.77        411,412
   01/01/2007 to 12/31/2007...........    $14.77       $14.78        293,752
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.87        222,347
   01/01/2009 to 12/31/2009...........    $ 8.87       $10.59        236,160
   01/01/2010 to 12/31/2010...........    $10.59       $11.94        194,939
   01/01/2011 to 12/31/2011...........    $11.94       $12.11        129,020
   01/01/2012 to 12/31/2012...........    $12.11       $14.10        122,300
   01/01/2013 to 12/31/2013...........    $14.10       $18.30         89,623

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.85              0
   01/01/2013 to 12/31/2013...........    $ 9.85       $11.81          3,254
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          9,410
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12        703,326
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61      1,443,088
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.45      1,275,577
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.09      1,120,408
   01/01/2012 to 12/31/2012...........    $ 9.09       $ 9.83      1,037,436
   01/01/2013 to 12/31/2013...........    $ 9.83       $10.83        629,749
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         12,898
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.30        301,763
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.08        655,245
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.17        672,599
   01/01/2011 to 12/31/2011...........    $10.17       $ 9.73        487,605
   01/01/2012 to 12/31/2012...........    $ 9.73       $11.05        617,940
   01/01/2013 to 12/31/2013...........    $11.05       $12.79        547,788
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.61       $12.40        175,763
   01/01/2005 to 12/31/2005...........    $12.40       $12.71        219,955
   01/01/2006 to 12/31/2006...........    $12.71       $13.66        187,318
   01/01/2007 to 12/31/2007...........    $13.66       $14.58        170,010
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.98        451,062
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.46        950,616
   01/01/2010 to 12/31/2010...........    $12.46       $13.65      1,052,972
   01/01/2011 to 12/31/2011...........    $13.65       $12.93        834,784
   01/01/2012 to 12/31/2012...........    $12.93       $14.08        824,352
   01/01/2013 to 12/31/2013...........    $14.08       $15.78        455,617

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005...........    $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006...........    $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007...........    $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010...........    $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011...........    $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012...........    $15.37       $16.90         82,745
   01/01/2013 to 12/31/2013...........    $16.90       $22.39         87,713
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005...........    $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006...........    $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007...........    $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008...........    $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009...........    $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010...........    $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011...........    $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012...........    $16.98       $19.66        305,529
   01/01/2013 to 12/31/2013...........    $19.66       $26.47        245,931
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.11       $13.19        349,177
   01/01/2005 to 12/31/2005...........    $13.19       $13.53        401,044
   01/01/2006 to 12/31/2006...........    $13.53       $14.92        549,051
   01/01/2007 to 12/31/2007...........    $14.92       $15.54      1,003,846
   01/01/2008 to 12/31/2008...........    $15.54       $11.28      1,693,347
   01/01/2009 to 12/31/2009...........    $11.28       $13.72      1,904,973
   01/01/2010 to 12/31/2010...........    $13.72       $15.00      1,851,248
   01/01/2011 to 12/31/2011...........    $15.00       $14.99      1,512,633
   01/01/2012 to 12/31/2012...........    $14.99       $16.67      1,610,238
   01/01/2013 to 12/31/2013...........    $16.67       $19.09      1,289,224

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.67       $14.15       220,419
   01/01/2005 to 12/31/2005...........    $14.15       $14.63       256,526
   01/01/2006 to 12/31/2006...........    $14.63       $17.40       446,357
   01/01/2007 to 12/31/2007...........    $17.40       $16.44       422,432
   01/01/2008 to 12/31/2008...........    $16.44       $ 9.36       354,139
   01/01/2009 to 12/31/2009...........    $ 9.36       $11.36       348,461
   01/01/2010 to 12/31/2010...........    $11.36       $12.61       297,828
   01/01/2011 to 12/31/2011...........    $12.61       $12.15       247,265
   01/01/2012 to 12/31/2012...........    $12.15       $13.97       272,127
   01/01/2013 to 12/31/2013...........    $13.97       $17.75       190,565
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.32       $11.73        84,417
   01/01/2005 to 12/31/2005...........    $11.73       $13.39       179,577
   01/01/2006 to 12/31/2006...........    $13.39       $13.86       424,274
   01/01/2007 to 12/31/2007...........    $13.86       $14.70       670,101
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.56       829,518
   01/01/2009 to 12/31/2009...........    $ 8.56       $12.87       803,341
   01/01/2010 to 12/31/2010...........    $12.87       $14.61       682,794
   01/01/2011 to 12/31/2011...........    $14.61       $14.07       500,066
   01/01/2012 to 12/31/2012...........    $14.07       $16.21       434,920
   01/01/2013 to 12/31/2013...........    $16.21       $22.89       359,256
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.66       $17.56       172,186
   01/01/2005 to 12/31/2005...........    $17.56       $22.61       291,123
   01/01/2006 to 12/31/2006...........    $22.61       $25.68       307,012
   01/01/2007 to 12/31/2007...........    $25.68       $35.36       389,732
   01/01/2008 to 12/31/2008...........    $35.36       $17.33       300,040
   01/01/2009 to 12/31/2009...........    $17.33       $25.36       436,858
   01/01/2010 to 12/31/2010...........    $25.36       $29.94       397,202
   01/01/2011 to 12/31/2011...........    $29.94       $24.96       213,036
   01/01/2012 to 12/31/2012...........    $24.96       $25.35       196,966
   01/01/2013 to 12/31/2013...........    $25.35       $28.66       108,243

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005...........    $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006...........    $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007...........    $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008...........    $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009...........    $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010...........    $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011...........    $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012...........    $14.13       $14.57        400,966
   01/01/2013 to 12/31/2013...........    $14.57       $13.74        286,204
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99        111,044
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.33        744,811
   01/01/2007 to 12/31/2007...........    $11.33       $12.17        906,776
   01/01/2008 to 12/31/2008...........    $12.17       $ 6.88        954,985
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.65      1,714,961
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.72      1,218,956
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.20        880,416
   01/01/2012 to 12/31/2012...........    $ 9.20       $10.01        818,131
   01/01/2013 to 12/31/2013...........    $10.01       $11.82        616,744
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009...........    $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010...........    $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011...........    $10.71       $11.13        602,850
   01/01/2012 to 12/31/2012...........    $11.13       $11.76        540,991
   01/01/2013 to 12/31/2013...........    $11.76       $11.35        435,041
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.41        120,154
   01/01/2006 to 12/31/2006...........    $11.41       $12.42         49,463
   01/01/2007 to 12/31/2007...........    $12.42       $13.51         80,806
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.79         35,683
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.68         87,916
   01/01/2010 to 07/16/2010...........    $10.68       $10.43              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.45       $12.21        32,858
   01/01/2005 to 12/31/2005...........    $12.21       $13.88       164,045
   01/01/2006 to 12/31/2006...........    $13.88       $16.75       160,932
   01/01/2007 to 12/31/2007...........    $16.75       $18.88       219,534
   01/01/2008 to 12/31/2008...........    $18.88       $10.82       146,290
   01/01/2009 to 12/31/2009...........    $10.82       $12.30       139,726
   01/01/2010 to 07/16/2010...........    $12.30       $11.66             0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.19       $13.86        31,153
   01/01/2005 to 12/31/2005...........    $13.86       $14.10        31,596
   01/01/2006 to 12/31/2006...........    $14.10       $14.65        15,185
   01/01/2007 to 12/31/2007...........    $14.65       $16.08        15,093
   01/01/2008 to 12/31/2008...........    $16.08       $11.47        26,469
   01/01/2009 to 12/31/2009...........    $11.47       $16.18        38,725
   01/01/2010 to 07/16/2010...........    $16.18       $15.09             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10        92,210
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.69       197,134
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.97       125,709
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 7.83        56,285
   01/01/2012 to 12/31/2012...........    $ 7.83       $ 8.74        45,724
   01/01/2013 to 12/31/2013...........    $ 8.74       $11.22        31,171

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        933,984
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.45      1,565,724
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.13      1,506,231
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.79      1,167,563
   01/01/2012 to 09/21/2012...........    $ 8.79       $ 9.83              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.82        108,014
   01/01/2005 to 12/31/2005...........    $11.82       $12.76        179,027
   01/01/2006 to 12/31/2006...........    $12.76       $17.32        390,251
   01/01/2007 to 12/31/2007...........    $17.32       $19.23        383,026
   01/01/2008 to 12/31/2008...........    $19.23       $10.78        201,811
   01/01/2009 to 12/31/2009...........    $10.78       $14.91        199,013
   01/01/2010 to 12/31/2010...........    $14.91       $16.03        136,481
   01/01/2011 to 12/31/2011...........    $16.03       $14.53         73,996
   01/01/2012 to 12/31/2012...........    $14.53       $17.86         74,768
   01/01/2013 to 12/31/2013...........    $17.86       $20.01         42,404
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15         30,489
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.23              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10         50,551
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.59         49,135
   01/01/2013 to 12/31/2013...........    $10.59       $13.60         63,587
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.11       $14.56         61,543
   01/01/2005 to 12/31/2005...........    $14.56       $15.80         54,814
   01/01/2006 to 12/31/2006...........    $15.80       $17.98         59,124
   01/01/2007 to 12/31/2007...........    $17.98       $19.76         54,429
   01/01/2008 to 12/31/2008...........    $19.76       $10.05         37,387
   01/01/2009 to 12/31/2009...........    $10.05       $14.04         37,634
   01/01/2010 to 12/31/2010...........    $14.04       $17.03         38,338
   01/01/2011 to 04/29/2011...........    $17.03       $18.95              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.60       $13.42        67,581
   01/01/2005 to 12/31/2005...........    $13.42       $13.92       170,808
   01/01/2006 to 12/31/2006...........    $13.92       $15.89        91,327
   01/01/2007 to 12/31/2007...........    $15.89       $12.11        50,770
   01/01/2008 to 12/31/2008...........    $12.11       $ 4.81        50,279
   01/01/2009 to 12/31/2009...........    $ 4.81       $ 6.01       113,041
   01/01/2010 to 12/31/2010...........    $ 6.01       $ 6.50       235,630
   01/01/2011 to 04/29/2011...........    $ 6.50       $ 6.85             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.91       $12.56        87,037
   01/01/2005 to 12/31/2005...........    $12.56       $13.31       122,355
   01/01/2006 to 12/31/2006...........    $13.31       $13.73       130,283
   01/01/2007 to 12/31/2007...........    $13.73       $15.05       108,427
   01/01/2008 to 12/31/2008...........    $15.05       $10.52       187,213
   01/01/2009 to 12/31/2009...........    $10.52       $13.17       106,387
   01/01/2010 to 12/31/2010...........    $13.17       $13.59        86,909
   01/01/2011 to 12/31/2011...........    $13.59       $13.84        59,858
   01/01/2012 to 12/31/2012...........    $13.84       $16.40        62,386
   01/01/2013 to 12/31/2013...........    $16.40       $22.59        57,219
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74        23,190
   01/01/2013 to 12/31/2013...........    $ 9.74       $13.08        19,843
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $11.38             0
   01/01/2011 to 12/31/2011...........    $11.38       $10.59             0
   01/01/2012 to 12/31/2012...........    $10.59       $11.55             0
   01/01/2013 to 12/31/2013...........    $11.55       $14.17             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.96             0
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 6.83             0
   01/01/2010 to 12/31/2010...........    $ 6.83       $ 8.72             0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.66             0
   01/01/2012 to 12/31/2012...........    $ 8.66       $ 9.59             0
   01/01/2013 to 12/31/2013...........    $ 9.59       $13.99             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.54       $18.25       161,653
   01/01/2005 to 12/31/2005...........    $18.25       $23.52       224,533
   01/01/2006 to 12/31/2006...........    $23.52       $31.02       274,947
   01/01/2007 to 12/31/2007...........    $31.02       $43.62       484,276
   01/01/2008 to 12/31/2008...........    $43.62       $18.01       186,988
   01/01/2009 to 12/31/2009...........    $18.01       $28.64       356,343
   01/01/2010 to 12/31/2010...........    $28.64       $32.60       205,732
   01/01/2011 to 12/31/2011...........    $32.60       $24.79       123,967
   01/01/2012 to 12/31/2012...........    $24.79       $28.37       100,395
   01/01/2013 to 12/31/2013...........    $28.37       $27.81        71,234
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $15.94       $15.54        74,988
   01/01/2005 to 12/31/2005...........    $15.54       $18.20        98,832
   01/01/2006 to 12/31/2006...........    $18.20       $24.84       227,691
   01/01/2007 to 12/31/2007...........    $24.84       $35.97       247,412
   01/01/2008 to 12/31/2008...........    $35.97       $17.33        77,238
   01/01/2009 to 12/31/2009...........    $17.33       $26.19       127,715
   01/01/2010 to 12/31/2010...........    $26.19       $29.24        92,346
   01/01/2011 to 12/31/2011...........    $29.24       $20.92        44,452
   01/01/2012 to 12/31/2012...........    $20.92       $23.67        58,039
   01/01/2013 to 12/31/2013...........    $23.67       $26.67        33,619
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.07         8,847
   01/01/2005 to 12/31/2005...........    $14.07       $13.77         7,375
   01/01/2006 to 12/31/2006...........    $13.77       $15.58        11,704
   01/01/2007 to 12/31/2007...........    $15.58       $11.10         8,235
   01/01/2008 to 12/31/2008...........    $11.10       $ 5.77       117,037
   01/01/2009 to 12/31/2009...........    $ 5.77       $ 5.42        35,987
   01/01/2010 to 12/31/2010...........    $ 5.42       $ 5.75        23,240
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 4.13        18,162
   01/01/2012 to 12/31/2012...........    $ 4.13       $ 5.40        28,066
   01/01/2013 to 12/31/2013...........    $ 5.40       $ 7.06        12,913

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........    $13.33       $14.40        23,555
   01/01/2005 to 12/31/2005...........    $14.40       $14.46        45,735
   01/01/2006 to 12/31/2006...........    $14.46       $16.36        43,606
   01/01/2007 to 12/31/2007...........    $16.36       $20.96        85,213
   01/01/2008 to 12/31/2008...........    $20.96       $ 9.98        63,959
   01/01/2009 to 12/31/2009...........    $ 9.98       $15.87       112,777
   01/01/2010 to 12/31/2010...........    $15.87       $20.18       160,387
   01/01/2011 to 12/31/2011...........    $20.18       $16.58        77,913
   01/01/2012 to 12/31/2012...........    $16.58       $17.63        68,968
   01/01/2013 to 12/31/2013...........    $17.63       $20.46        62,619
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 6.58        41,480
   01/01/2005 to 12/31/2005...........    $ 6.58       $ 6.36       481,335
   01/01/2006 to 12/31/2006...........    $ 6.36       $ 5.77       113,831
   01/01/2007 to 12/31/2007...........    $ 5.77       $ 5.68       186,155
   01/01/2008 to 12/31/2008...........    $ 5.68       $ 7.80       301,175
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 5.51       363,401
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.44       153,769
   01/01/2011 to 12/31/2011...........    $ 4.44       $ 3.96       160,825
   01/01/2012 to 12/31/2012...........    $ 3.96       $ 3.24       220,586
   01/01/2013 to 12/31/2013...........    $ 3.24       $ 2.33       211,165
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $12.00       $12.79       171,187
   01/01/2005 to 12/31/2005...........    $12.79       $12.88       482,071
   01/01/2006 to 12/31/2006...........    $12.88       $14.35       338,211
   01/01/2007 to 12/31/2007...........    $14.35       $14.56       203,530
   01/01/2008 to 12/31/2008...........    $14.56       $ 8.89       363,733
   01/01/2009 to 12/31/2009...........    $ 8.89       $10.84       273,451
   01/01/2010 to 12/31/2010...........    $10.84       $11.96       323,429
   01/01/2011 to 12/31/2011...........    $11.96       $11.72        48,635
   01/01/2012 to 12/31/2012...........    $11.72       $13.08        42,092
   01/01/2013 to 12/31/2013...........    $13.08       $16.63        31,063

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.49       $12.31         8,437
   01/01/2005 to 12/31/2005...........    $12.31       $12.02         9,786
   01/01/2006 to 12/31/2006...........    $12.02       $13.26        26,778
   01/01/2007 to 12/31/2007...........    $13.26       $13.98       131,891
   01/01/2008 to 12/31/2008...........    $13.98       $10.04        22,103
   01/01/2009 to 12/31/2009...........    $10.04       $11.97        17,709
   01/01/2010 to 12/31/2010...........    $11.97       $13.76        43,586
   01/01/2011 to 12/31/2011...........    $13.76       $14.42        41,356
   01/01/2012 to 12/31/2012...........    $14.42       $15.67        32,267
   01/01/2013 to 12/31/2013...........    $15.67       $19.73        24,901
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.28        17,197
   01/01/2005 to 12/31/2005...........    $12.28       $11.47         8,192
   01/01/2006 to 12/31/2006...........    $11.47       $12.59        12,510
   01/01/2007 to 12/31/2007...........    $12.59       $11.32        10,149
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.61         9,553
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.76        14,506
   01/01/2010 to 12/31/2010...........    $ 9.76       $11.61       120,159
   01/01/2011 to 12/31/2011...........    $11.61       $12.00        85,233
   01/01/2012 to 12/31/2012...........    $12.00       $14.36        61,929
   01/01/2013 to 12/31/2013...........    $14.36       $19.69        47,944
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $13.18       $14.77        99,557
   01/01/2005 to 12/31/2005...........    $14.77       $15.65       374,171
   01/01/2006 to 12/31/2006...........    $15.65       $18.02       508,415
   01/01/2007 to 12/31/2007...........    $18.02       $20.23       151,796
   01/01/2008 to 12/31/2008...........    $20.23       $11.10        48,150
   01/01/2009 to 12/31/2009...........    $11.10       $14.39       230,637
   01/01/2010 to 12/31/2010...........    $14.39       $14.48       236,627
   01/01/2011 to 12/31/2011...........    $14.48       $12.93        12,682
   01/01/2012 to 12/31/2012...........    $12.93       $14.77        80,673
   01/01/2013 to 12/31/2013...........    $14.77       $17.60        59,074

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.44       $13.45        17,749
   01/01/2005 to 12/31/2005...........    $13.45       $13.71        36,201
   01/01/2006 to 12/31/2006...........    $13.71       $15.76        57,563
   01/01/2007 to 12/31/2007...........    $15.76       $12.49        47,802
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.06        83,367
   01/01/2009 to 12/31/2009...........    $ 6.06       $ 6.82       139,451
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 7.42       179,107
   01/01/2011 to 12/31/2011...........    $ 7.42       $ 6.27       156,822
   01/01/2012 to 12/31/2012...........    $ 6.27       $ 7.66        97,961
   01/01/2013 to 12/31/2013...........    $ 7.66       $ 9.91        89,595
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.04       $11.07         8,570
   01/01/2005 to 12/31/2005...........    $11.07       $11.50        64,175
   01/01/2006 to 12/31/2006...........    $11.50       $11.87        65,217
   01/01/2007 to 12/31/2007...........    $11.87       $12.39       165,073
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.20        69,403
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.77       111,461
   01/01/2010 to 12/31/2010...........    $10.77       $10.86        91,929
   01/01/2011 to 12/31/2011...........    $10.86       $11.72        99,313
   01/01/2012 to 12/31/2012...........    $11.72       $13.48        79,172
   01/01/2013 to 12/31/2013...........    $13.48       $18.46        66,559
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.24         4,426
   01/01/2005 to 12/31/2005...........    $14.24       $14.30         6,749
   01/01/2006 to 12/31/2006...........    $14.30       $15.65         2,765
   01/01/2007 to 12/31/2007...........    $15.65       $17.13        48,821
   01/01/2008 to 12/31/2008...........    $17.13       $ 9.99        70,451
   01/01/2009 to 12/31/2009...........    $ 9.99       $12.15       155,971
   01/01/2010 to 12/31/2010...........    $12.15       $14.73       125,562
   01/01/2011 to 12/31/2011...........    $14.73       $14.18        41,462
   01/01/2012 to 12/31/2012...........    $14.18       $16.09        19,837
   01/01/2013 to 12/31/2013...........    $16.09       $21.79        19,111

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........    $12.69       $13.38        35,968
   01/01/2005 to 12/31/2005...........    $13.38       $18.59       107,391
   01/01/2006 to 12/31/2006...........    $18.59       $20.19        63,570
   01/01/2007 to 12/31/2007...........    $20.19       $17.80        23,531
   01/01/2008 to 12/31/2008...........    $17.80       $10.32        23,071
   01/01/2009 to 12/31/2009...........    $10.32       $11.16        54,065
   01/01/2010 to 12/31/2010...........    $11.16       $10.22        67,234
   01/01/2011 to 12/31/2011...........    $10.22       $ 8.16         6,477
   01/01/2012 to 12/31/2012...........    $ 8.16       $ 9.83        24,094
   01/01/2013 to 12/31/2013...........    $ 9.83       $14.28        26,525
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         2,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.26        82,641
   01/01/2006 to 12/31/2006...........    $10.26       $10.96       451,172
   01/01/2007 to 12/31/2007...........    $10.96       $11.49       181,009
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26       151,967
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 9.23       268,256
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.24       208,930
   01/01/2011 to 12/31/2011...........    $10.24       $10.35       179,188
   01/01/2012 to 12/31/2012...........    $10.35       $11.43        83,338
   01/01/2013 to 12/31/2013...........    $11.43       $14.64        64,412
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         3,802
   01/01/2005 to 12/31/2005...........    $10.36       $10.46        48,990
   01/01/2006 to 12/31/2006...........    $10.46       $12.17       382,210
   01/01/2007 to 12/31/2007...........    $12.17       $11.94       126,309
   01/01/2008 to 12/31/2008...........    $11.94       $ 6.97       168,643
   01/01/2009 to 12/31/2009...........    $ 6.97       $ 8.16       117,790
   01/01/2010 to 12/31/2010...........    $ 8.16       $ 9.03        73,359
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.73       103,431
   01/01/2012 to 12/31/2012...........    $ 8.73       $ 9.88       154,329
   01/01/2013 to 12/31/2013...........    $ 9.88       $12.57        83,115

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.31       $13.39        53,472
   01/01/2005 to 12/31/2005...........    $13.39       $14.60       396,894
   01/01/2006 to 12/31/2006...........    $14.60       $14.88       271,685
   01/01/2007 to 12/31/2007...........    $14.88       $16.29        86,246
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.77        71,315
   01/01/2009 to 12/31/2009...........    $ 9.77       $13.24       140,661
   01/01/2010 to 12/31/2010...........    $13.24       $16.67       179,903
   01/01/2011 to 12/31/2011...........    $16.67       $15.86       112,247
   01/01/2012 to 12/31/2012...........    $15.86       $17.93        67,404
   01/01/2013 to 12/31/2013...........    $17.93       $22.94        51,906
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.39       $15.21       110,312
   01/01/2005 to 12/31/2005...........    $15.21       $16.23       101,181
   01/01/2006 to 12/31/2006...........    $16.23       $17.86        98,979
   01/01/2007 to 12/31/2007...........    $17.86       $17.67        72,375
   01/01/2008 to 12/31/2008...........    $17.67       $11.03        55,909
   01/01/2009 to 12/31/2009...........    $11.03       $14.15        40,269
   01/01/2010 to 12/31/2010...........    $14.15       $16.70        56,607
   01/01/2011 to 12/31/2011...........    $16.70       $15.72        57,508
   01/01/2012 to 12/31/2012...........    $15.72       $17.96        50,061
   01/01/2013 to 12/31/2013...........    $17.96       $23.26        30,380
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.46       $14.31       128,923
   01/01/2005 to 12/31/2005...........    $14.31       $14.05       151,639
   01/01/2006 to 12/31/2006...........    $14.05       $14.53        85,525
   01/01/2007 to 12/31/2007...........    $14.53       $16.74       200,264
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.44        61,008
   01/01/2009 to 12/31/2009...........    $ 9.44       $14.06        62,232
   01/01/2010 to 12/31/2010...........    $14.06       $16.29        46,817
   01/01/2011 to 12/31/2011...........    $16.29       $16.20        80,834
   01/01/2012 to 12/31/2012...........    $16.20       $18.45        71,926
   01/01/2013 to 12/31/2013...........    $18.45       $24.28        55,633

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.12       $15.37        58,804
   01/01/2005 to 12/31/2005...........    $15.37       $19.77       137,221
   01/01/2006 to 12/31/2006...........    $19.77       $23.38       112,400
   01/01/2007 to 12/31/2007...........    $23.38       $30.35       124,434
   01/01/2008 to 12/31/2008...........    $30.35       $18.75        98,316
   01/01/2009 to 12/31/2009...........    $18.75       $21.22       166,584
   01/01/2010 to 12/31/2010...........    $21.22       $24.49       127,926
   01/01/2011 to 12/31/2011...........    $24.49       $24.54        81,185
   01/01/2012 to 12/31/2012...........    $24.54       $24.75        77,337
   01/01/2013 to 12/31/2013...........    $24.75       $30.09        36,739
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $ 9.96       $ 8.86        23,137
   01/01/2005 to 12/31/2005...........    $ 8.86       $ 8.35        14,623
   01/01/2006 to 12/31/2006...........    $ 8.35       $ 9.18       131,883
   01/01/2007 to 12/31/2007...........    $ 9.18       $ 9.21        43,535
   01/01/2008 to 12/31/2008...........    $ 9.21       $ 7.26        77,480
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.32        76,573
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 8.19        31,433
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 9.32        76,191
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.22        32,931
   01/01/2013 to 12/31/2013...........    $10.22       $13.18        20,057
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $13.61        42,627
   01/01/2005 to 12/31/2005...........    $13.61       $16.85       129,262
   01/01/2006 to 12/31/2006...........    $16.85       $17.73       260,007
   01/01/2007 to 12/31/2007...........    $17.73       $21.27       337,030
   01/01/2008 to 12/31/2008...........    $21.27       $14.43       213,223
   01/01/2009 to 12/31/2009...........    $14.43       $19.14       162,633
   01/01/2010 to 12/31/2010...........    $19.14       $24.94       128,642
   01/01/2011 to 12/31/2011...........    $24.94       $19.74        82,842
   01/01/2012 to 12/31/2012...........    $19.74       $16.53        58,494
   01/01/2013 to 12/31/2013...........    $16.53       $10.05        40,196

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.31       $16.60        58,062
   01/01/2005 to 12/31/2005...........    $16.60       $17.36        41,820
   01/01/2006 to 12/31/2006...........    $17.36       $22.55       109,436
   01/01/2007 to 12/31/2007...........    $22.55       $17.76        46,436
   01/01/2008 to 12/31/2008...........    $17.76       $10.22        54,131
   01/01/2009 to 12/31/2009...........    $10.22       $12.81        62,044
   01/01/2010 to 12/31/2010...........    $12.81       $15.66        49,229
   01/01/2011 to 12/31/2011...........    $15.66       $16.07        27,887
   01/01/2012 to 12/31/2012...........    $16.07       $18.46        30,772
   01/01/2013 to 12/31/2013...........    $18.46       $18.10        19,225
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.11       $ 7.95       333,355
   01/01/2005 to 12/31/2005...........    $ 7.95       $ 7.18       354,906
   01/01/2006 to 12/31/2006...........    $ 7.18       $ 7.75       471,789
   01/01/2007 to 12/31/2007...........    $ 7.75       $ 7.20       160,197
   01/01/2008 to 12/31/2008...........    $ 7.20       $ 4.38       172,958
   01/01/2009 to 12/31/2009...........    $ 4.38       $ 5.67       286,601
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 4.67       480,663
   01/01/2011 to 12/31/2011...........    $ 4.67       $ 2.86       263,803
   01/01/2012 to 12/31/2012...........    $ 2.86       $ 2.61       117,444
   01/01/2013 to 12/31/2013...........    $ 2.61       $ 2.97       261,652
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.58         7,191
   01/01/2005 to 12/31/2005...........    $ 5.58       $ 5.52       144,312
   01/01/2006 to 12/31/2006...........    $ 5.52       $ 5.33       198,868
   01/01/2007 to 12/31/2007...........    $ 5.33       $ 4.62        64,998
   01/01/2008 to 12/31/2008...........    $ 4.62       $ 6.71        12,342
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 3.90        72,786
   01/01/2010 to 12/31/2010...........    $ 3.90       $ 3.01        28,594
   01/01/2011 to 12/31/2011...........    $ 3.01       $ 2.64        37,552
   01/01/2012 to 12/31/2012...........    $ 2.64       $ 2.10        11,448
   01/01/2013 to 12/31/2013...........    $ 2.10       $ 1.46        37,829

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.04       $15.31       170,800
   01/01/2005 to 12/31/2005...........    $15.31       $16.13       456,505
   01/01/2006 to 12/31/2006...........    $16.13       $17.18       462,614
   01/01/2007 to 12/31/2007...........    $17.18       $17.52        63,774
   01/01/2008 to 12/31/2008...........    $17.52       $11.32        84,050
   01/01/2009 to 12/31/2009...........    $11.32       $14.00       169,514
   01/01/2010 to 12/31/2010...........    $14.00       $17.25       184,353
   01/01/2011 to 12/31/2011...........    $17.25       $17.12        80,115
   01/01/2012 to 12/31/2012...........    $17.12       $18.87        49,079
   01/01/2013 to 12/31/2013...........    $18.87       $25.97        62,531
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.39       $15.76       163,443
   01/01/2005 to 12/31/2005...........    $15.76       $16.07        79,114
   01/01/2006 to 12/31/2006...........    $16.07       $18.49       107,760
   01/01/2007 to 12/31/2007...........    $18.49       $16.81        41,638
   01/01/2008 to 12/31/2008...........    $16.81       $11.42        69,617
   01/01/2009 to 12/31/2009...........    $11.42       $13.47        29,196
   01/01/2010 to 12/31/2010...........    $13.47       $16.12       119,962
   01/01/2011 to 12/31/2011...........    $16.12       $15.15        43,755
   01/01/2012 to 12/31/2012...........    $15.15       $17.25        54,224
   01/01/2013 to 12/31/2013...........    $17.25       $23.27        60,710
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.40         6,379
   01/01/2005 to 12/31/2005...........    $11.40       $10.43        11,185
   01/01/2006 to 12/31/2006...........    $10.43       $13.73        76,146
   01/01/2007 to 12/31/2007...........    $13.73       $14.58        86,034
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.37        44,731
   01/01/2009 to 12/31/2009...........    $ 9.37       $ 9.86       166,567
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.18       109,202
   01/01/2011 to 12/31/2011...........    $11.18       $11.16        33,727
   01/01/2012 to 12/31/2012...........    $11.16       $12.74        41,788
   01/01/2013 to 12/31/2013...........    $12.74       $13.99        15,809

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.73       $10.32       120,311
   01/01/2005 to 12/31/2005...........    $10.32       $11.03       250,768
   01/01/2006 to 12/31/2006...........    $11.03       $10.31        50,931
   01/01/2007 to 12/31/2007...........    $10.31       $11.13       348,555
   01/01/2008 to 12/31/2008...........    $11.13       $16.33       243,233
   01/01/2009 to 12/31/2009...........    $16.33       $10.78       108,507
   01/01/2010 to 12/31/2010...........    $10.78       $11.64       104,863
   01/01/2011 to 12/31/2011...........    $11.64       $16.37       108,287
   01/01/2012 to 12/31/2012...........    $16.37       $16.20        54,420
   01/01/2013 to 12/31/2013...........    $16.20       $12.84        27,833
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.44       $20.57       101,493
   01/01/2005 to 12/31/2005...........    $20.57       $23.77       132,000
   01/01/2006 to 12/31/2006...........    $23.77       $25.78       158,772
   01/01/2007 to 12/31/2007...........    $25.78       $26.76       114,155
   01/01/2008 to 12/31/2008...........    $26.76       $ 8.53        74,677
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.86        98,445
   01/01/2010 to 12/31/2010...........    $13.86       $20.33        99,260
   01/01/2011 to 12/31/2011...........    $20.33       $17.20        42,234
   01/01/2012 to 12/31/2012...........    $17.20       $22.34        36,031
   01/01/2013 to 12/31/2013...........    $22.34       $37.35        25,111
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.62       $14.97        57,208
   01/01/2005 to 12/31/2005...........    $14.97       $16.59        65,916
   01/01/2006 to 12/31/2006...........    $16.59       $19.38       160,549
   01/01/2007 to 12/31/2007...........    $19.38       $22.00       259,803
   01/01/2008 to 12/31/2008...........    $22.00       $14.94        72,065
   01/01/2009 to 12/31/2009...........    $14.94       $16.21        57,422
   01/01/2010 to 12/31/2010...........    $16.21       $16.83        77,564
   01/01/2011 to 12/31/2011...........    $16.83       $19.39        89,119
   01/01/2012 to 12/31/2012...........    $19.39       $19.02        48,435
   01/01/2013 to 12/31/2013...........    $19.02       $21.12        47,642

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53         73,031
   01/01/2005 to 12/31/2005...........    $10.53       $12.01         84,098
   01/01/2006 to 12/31/2006...........    $12.01       $14.24        116,491
   01/01/2007 to 12/31/2007...........    $14.24       $16.69        188,920
   01/01/2008 to 12/31/2008...........    $16.69       $ 8.13         25,080
   01/01/2009 to 12/31/2009...........    $ 8.13       $10.92         55,453
   01/01/2010 to 12/31/2010...........    $10.92       $12.20         36,522
   01/01/2011 to 12/31/2011...........    $12.20       $10.18         19,339
   01/01/2012 to 12/31/2012...........    $10.18       $12.21         14,587
   01/01/2013 to 12/31/2013...........    $12.21       $14.22          7,820
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.72         38,677
   01/01/2005 to 12/31/2005...........    $10.72       $10.94        100,937
   01/01/2006 to 12/31/2006...........    $10.94       $11.04         93,918
   01/01/2007 to 12/31/2007...........    $11.04       $11.27         68,322
   01/01/2008 to 12/31/2008...........    $11.27       $ 7.96        177,004
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 8.87         76,282
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.37         88,592
   01/01/2011 to 12/31/2011...........    $10.37       $11.04         53,790
   01/01/2012 to 12/31/2012...........    $11.04       $11.84         44,358
   01/01/2013 to 12/31/2013...........    $11.84       $16.49         19,904
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,057,901
   01/01/2005 to 12/31/2005...........    $11.30       $11.87      2,270,636
   01/01/2006 to 12/31/2006...........    $11.87       $12.98      1,547,684
   01/01/2007 to 12/31/2007...........    $12.98       $13.92        908,064
   01/01/2008 to 12/31/2008...........    $13.92       $ 7.53        576,002
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 8.34        419,819
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.73        318,435
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38        228,835
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.38        133,813
   01/01/2013 to 12/31/2013...........    $10.38       $13.82        100,929

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46         78,082
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.92        133,119
   01/01/2006 to 12/31/2006...........    $ 9.92       $12.20        182,794
   01/01/2007 to 12/31/2007...........    $12.20       $12.04        183,748
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.43        151,198
   01/01/2009 to 12/31/2009...........    $ 8.43       $ 9.42         70,732
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.78         83,495
   01/01/2011 to 12/31/2011...........    $10.78       $11.38        106,373
   01/01/2012 to 12/31/2012...........    $11.38       $12.35         61,543
   01/01/2013 to 12/31/2013...........    $12.35       $15.83         38,842
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,008,759
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.27        602,702
   01/01/2007 to 12/31/2007...........    $11.27       $11.17        380,133
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.51        179,985
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.28        225,265
   01/01/2010 to 12/31/2010...........    $ 7.28       $ 8.31        158,708
   01/01/2011 to 12/31/2011...........    $ 8.31       $ 8.63        176,453
   01/01/2012 to 12/31/2012...........    $ 8.63       $ 8.93         89,633
   01/01/2013 to 12/31/2013...........    $ 8.93       $11.22         53,596
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54              0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.77              0
   01/01/2010 to 12/31/2010...........    $ 4.77       $ 6.09              0
   01/01/2011 to 12/31/2011...........    $ 6.09       $ 4.50              0
   01/01/2012 to 12/31/2012...........    $ 4.50       $ 5.35              0
   01/01/2013 to 12/31/2013...........    $ 5.35       $ 6.89              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.25       $13.33        39,530
   01/01/2005 to 12/31/2005...........    $13.33       $13.77        39,457
   01/01/2006 to 12/31/2006...........    $13.77       $16.00        77,725
   01/01/2007 to 12/31/2007...........    $16.00       $16.11        40,360
   01/01/2008 to 12/31/2008...........    $16.11       $10.03        40,019
   01/01/2009 to 12/31/2009...........    $10.03       $11.49        43,668
   01/01/2010 to 07/16/2010...........    $11.49       $11.02             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011...........    $14.09       $12.05        75,328
   01/01/2012 to 12/31/2012...........    $12.05       $13.42        70,838
   01/01/2013 to 12/31/2013...........    $13.42       $15.77        51,146
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.02       $12.82        40,384
   01/01/2011 to 12/31/2011...........    $12.82       $12.29        30,774
   01/01/2012 to 12/31/2012...........    $12.29       $14.39        30,875
   01/01/2013 to 12/31/2013...........    $14.39       $18.37        27,649
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011...........    $19.00       $17.62        29,311
   01/01/2012 to 12/31/2012...........    $17.62       $20.85        26,757
   01/01/2013 to 12/31/2013...........    $20.85       $28.66        31,903
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        60,263
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        35,186
   01/01/2012 to 12/31/2012...........    $11.46       $12.15        21,797
   01/01/2013 to 12/31/2013...........    $12.15       $17.92        22,330



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.05%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010...........    $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011...........    $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012...........    $12.78       $14.09      4,578,694
   01/01/2013 to 12/31/2013...........    $14.09       $15.17      4,010,416
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.41      1,820,120
   01/01/2010 to 12/31/2010...........    $12.41       $13.83      2,767,854
   01/01/2011 to 12/31/2011...........    $13.83       $13.56      2,216,060
   01/01/2012 to 12/31/2012...........    $13.56       $15.09      2,607,360
   01/01/2013 to 12/31/2013...........    $15.09       $17.23      2,524,109
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010...........    $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011...........    $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012...........    $14.10       $15.30              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010...........    $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011...........    $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012...........    $12.82       $14.12      5,738,680
   01/01/2013 to 12/31/2013...........    $14.12       $16.27      5,800,649
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14         60,919
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.02        181,581
   01/01/2013 to 12/31/2013...........    $10.02       $10.88        254,891

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47        18,219
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.99             0
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.70             0
   01/01/2011 to 12/31/2011...........    $10.70       $11.16             0
   01/01/2012 to 12/31/2012...........    $11.16       $11.26             0
   01/01/2013 to 12/31/2013...........    $11.26       $10.99             0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.61            47
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.41           440
   01/01/2011 to 12/31/2011...........    $10.41       $11.18           512
   01/01/2012 to 12/31/2012...........    $11.18       $11.41           452
   01/01/2013 to 12/31/2013...........    $11.41       $11.09           512
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74             0
   01/01/2011 to 12/31/2011...........    $10.74       $11.72             0
   01/01/2012 to 12/31/2012...........    $11.72       $12.06             0
   01/01/2013 to 12/31/2013...........    $12.06       $11.57             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.68             0
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.54             0
   01/01/2011 to 12/31/2011...........    $10.54       $11.72             0
   01/01/2012 to 12/31/2012...........    $11.72       $12.14             0
   01/01/2013 to 12/31/2013...........    $12.14       $11.52             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.45             0
   01/01/2011 to 12/31/2011...........    $10.45       $11.87             0
   01/01/2012 to 12/31/2012...........    $11.87       $12.30             0
   01/01/2013 to 12/31/2013...........    $12.30       $11.47             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011...........    $10.14       $11.78              0
   01/01/2012 to 12/31/2012...........    $11.78       $12.27              0
   01/01/2013 to 12/31/2013...........    $12.27       $11.24              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.98              0
   01/01/2011 to 12/31/2011...........    $10.98       $12.94              0
   01/01/2012 to 12/31/2012...........    $12.94       $13.53              0
   01/01/2013 to 12/31/2013...........    $13.53       $12.33              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.99              0
   01/01/2012 to 12/31/2012...........    $11.99       $12.43              0
   01/01/2013 to 12/31/2013...........    $12.43       $10.99              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.37              0
   01/01/2013 to 12/31/2013...........    $10.37       $ 9.12              0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.73              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010...........    $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011...........    $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012...........    $13.07       $14.56      4,089,027
   01/01/2013 to 12/31/2013...........    $14.56       $17.49      4,672,956
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.62         44,622

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010...........    $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011...........    $18.29       $19.10        108,337
   01/01/2012 to 12/31/2012...........    $19.10       $21.58        141,232
   01/01/2013 to 12/31/2013...........    $21.58       $21.80        139,424
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.66         19,153
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010...........    $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011...........    $16.86       $14.35        162,590
   01/01/2012 to 12/31/2012...........    $14.35       $16.87        185,037
   01/01/2013 to 12/31/2013...........    $16.87       $23.27        203,932
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.97        864,688
   01/01/2010 to 12/31/2010...........    $11.97       $13.29      1,090,965
   01/01/2011 to 12/31/2011...........    $13.29       $12.70        820,561
   01/01/2012 to 12/31/2012...........    $12.70       $14.13      1,014,393
   01/01/2013 to 12/31/2013...........    $14.13       $16.50      1,279,173
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.30      1,869,407
   01/01/2010 to 12/31/2010...........    $12.30       $13.78      2,940,865
   01/01/2011 to 12/31/2011...........    $13.78       $13.29      2,235,838
   01/01/2012 to 12/31/2012...........    $13.29       $14.40      2,337,350
   01/01/2013 to 12/31/2013...........    $14.40       $16.19      2,299,222
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      5,091,244
   01/01/2013 to 12/31/2013...........    $10.72       $13.07      5,334,154
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.79        274,803

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.94         44,478
   01/01/2010 to 12/31/2010...........    $13.94       $16.41         89,121
   01/01/2011 to 12/31/2011...........    $16.41       $15.26         73,059
   01/01/2012 to 12/31/2012...........    $15.26       $18.96        105,274
   01/01/2013 to 12/31/2013...........    $18.96       $19.38        118,189
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.84        283,440
   01/01/2010 to 12/31/2010...........    $12.84       $13.87        389,692
   01/01/2011 to 12/31/2011...........    $13.87       $13.05        265,613
   01/01/2012 to 12/31/2012...........    $13.05       $15.31        283,019
   01/01/2013 to 12/31/2013...........    $15.31       $19.45        285,005
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010...........    $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011...........    $13.50       $12.49        168,738
   01/01/2012 to 12/31/2012...........    $12.49       $14.64        193,616
   01/01/2013 to 12/31/2013...........    $14.64       $19.15        219,256
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.49        286,175
   01/01/2010 to 12/31/2010...........    $13.49       $15.83        479,051
   01/01/2011 to 12/31/2011...........    $15.83       $15.04        315,046
   01/01/2012 to 12/31/2012...........    $15.04       $17.62        365,162
   01/01/2013 to 12/31/2013...........    $17.62       $22.82        408,372
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.86      1,974,063
   01/01/2010 to 12/31/2010...........    $11.86       $12.97      2,972,193
   01/01/2011 to 12/31/2011...........    $12.97       $12.64      2,477,264
   01/01/2012 to 12/31/2012...........    $12.64       $13.63      2,575,441
   01/01/2013 to 12/31/2013...........    $13.63       $14.66      2,365,197

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76       109,350
   01/01/2010 to 12/31/2010...........    $12.76       $15.84       244,303
   01/01/2011 to 12/31/2011...........    $15.84       $15.72       167,171
   01/01/2012 to 12/31/2012...........    $15.72       $17.82       188,409
   01/01/2013 to 12/31/2013...........    $17.82       $24.22       213,714
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.76       119,144
   01/01/2010 to 12/31/2010...........    $12.76       $14.05       170,995
   01/01/2011 to 12/31/2011...........    $14.05       $13.70       142,576
   01/01/2012 to 12/31/2012...........    $13.70       $15.21       165,128
   01/01/2013 to 12/31/2013...........    $15.21       $20.06       170,934
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.52       213,769
   01/01/2010 to 12/31/2010...........    $12.52       $13.92       338,616
   01/01/2011 to 12/31/2011...........    $13.92       $14.06       304,128
   01/01/2012 to 12/31/2012...........    $14.06       $15.69       401,139
   01/01/2013 to 12/31/2013...........    $15.69       $16.47       360,518
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27       114,610
   01/01/2010 to 12/31/2010...........    $13.27       $14.89       190,802
   01/01/2011 to 12/31/2011...........    $14.89       $12.70       126,232
   01/01/2012 to 12/31/2012...........    $12.70       $14.97       138,669
   01/01/2013 to 12/31/2013...........    $14.97       $17.46       193,582
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.10        88,177
   01/01/2010 to 12/31/2010...........    $13.10       $14.26       144,510
   01/01/2011 to 12/31/2011...........    $14.26       $12.21       113,957
   01/01/2012 to 12/31/2012...........    $12.21       $13.96       132,810
   01/01/2013 to 12/31/2013...........    $13.96       $16.33       141,111

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010...........    $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011...........    $11.77       $12.97      14,508,528
   01/01/2012 to 12/31/2012...........    $12.97       $13.90       5,830,488
   01/01/2013 to 12/31/2013...........    $13.90       $13.18       1,541,523
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.25       1,577,195
   01/01/2010 to 12/31/2010...........    $12.25       $13.66       2,578,775
   01/01/2011 to 12/31/2011...........    $13.66       $13.30       2,017,904
   01/01/2012 to 12/31/2012...........    $13.30       $14.80       2,313,211
   01/01/2013 to 12/31/2013...........    $14.80       $16.85       2,215,627
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010...........    $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011...........    $14.27       $12.70         244,121
   01/01/2012 to 12/31/2012...........    $12.70       $15.16         272,580
   01/01/2013 to 12/31/2013...........    $15.16       $17.13         294,019
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.67       2,081,526
   01/01/2010 to 12/31/2010...........    $11.67       $12.27       2,138,295
   01/01/2011 to 12/31/2011...........    $12.27       $12.04       1,742,125
   01/01/2012 to 12/31/2012...........    $12.04       $13.06       1,782,261
   01/01/2013 to 12/31/2013...........    $13.06       $14.20       1,629,043
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29           4,844
   01/01/2010 to 12/31/2010...........    $10.29       $11.21          55,900
   01/01/2011 to 12/31/2011...........    $11.21       $11.06          50,517
   01/01/2012 to 12/31/2012...........    $11.06       $12.48          72,952
   01/01/2013 to 12/31/2013...........    $12.48       $16.68          63,560

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29         3,740
   01/01/2010 to 12/31/2010...........    $10.29       $11.47        38,186
   01/01/2011 to 12/31/2011...........    $11.47       $10.57        38,133
   01/01/2012 to 12/31/2012...........    $10.57       $11.73        45,733
   01/01/2013 to 12/31/2013...........    $11.73       $15.10        52,705
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73        35,867
   01/01/2010 to 12/31/2010...........    $12.73       $14.12        62,582
   01/01/2011 to 12/31/2011...........    $14.12       $13.25        48,285
   01/01/2012 to 12/31/2012...........    $13.25       $15.17        61,639
   01/01/2013 to 12/31/2013...........    $15.17       $20.78       148,729
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.72       159,504
   01/01/2010 to 12/31/2010...........    $12.72       $14.92       248,348
   01/01/2011 to 12/31/2011...........    $14.92       $14.48       196,229
   01/01/2012 to 12/31/2012...........    $14.48       $15.92       216,704
   01/01/2013 to 12/31/2013...........    $15.92       $21.30       203,484
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.09       114,616
   01/01/2010 to 12/31/2010...........    $12.09       $13.43       148,549
   01/01/2011 to 12/31/2011...........    $13.43       $14.49       269,475
   01/01/2012 to 12/31/2012...........    $14.49       $15.03       320,082
   01/01/2013 to 12/31/2013...........    $15.03       $14.43       304,071
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.37       178,237
   01/01/2010 to 12/31/2010...........    $13.37       $14.67       318,815
   01/01/2011 to 12/31/2011...........    $14.67       $13.92       265,882
   01/01/2012 to 12/31/2012...........    $13.92       $16.78       290,380
   01/01/2013 to 12/31/2013...........    $16.78       $20.98       349,030

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.15        116,402
   01/01/2010 to 12/31/2010...........    $12.15       $13.43        164,734
   01/01/2011 to 12/31/2011...........    $13.43       $13.07        109,155
   01/01/2012 to 12/31/2012...........    $13.07       $14.99        145,038
   01/01/2013 to 12/31/2013...........    $14.99       $20.08        191,611
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18          2,319
   01/01/2013 to 12/31/2013...........    $10.18       $13.41         64,378
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010...........    $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011...........    $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012...........    $15.15       $17.57        108,339
   01/01/2013 to 12/31/2013...........    $17.57       $22.79        111,886
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010...........    $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012...........    $ 9.47       $ 9.28      1,146,782
   01/01/2013 to 12/31/2013...........    $ 9.28       $ 9.09        638,166
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010...........    $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011...........    $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012...........    $15.84       $18.18        116,165
   01/01/2013 to 12/31/2013...........    $18.18       $25.28        181,175
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         10,972
   01/01/2012 to 12/31/2012...........    $10.06       $10.34         16,868
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.84         25,251

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010...........    $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011...........    $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012...........    $15.52       $17.09        154,034
   01/01/2013 to 12/31/2013...........    $17.09       $22.20        154,636
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010...........    $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011...........    $14.22       $15.93              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        307,264
   01/01/2013 to 12/31/2013...........    $10.30       $11.99        480,527
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.80        212,846
   01/01/2010 to 12/31/2010...........    $14.80       $17.72        436,193
   01/01/2011 to 12/31/2011...........    $17.72       $13.84        289,962
   01/01/2012 to 12/31/2012...........    $13.84       $15.99        331,490
   01/01/2013 to 12/31/2013...........    $15.99       $15.69        384,522
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010...........    $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011...........    $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012...........    $10.69       $10.96        572,206
   01/01/2013 to 12/31/2013...........    $10.96       $10.50        549,963
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010...........    $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011...........    $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012...........    $11.79       $12.62      4,344,963
   01/01/2013 to 12/31/2013...........    $12.62       $12.13      4,224,268

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010...........    $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011...........    $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012...........    $12.44       $13.45      5,373,438
   01/01/2013 to 12/31/2013...........    $13.45       $14.38      4,701,893
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          5,856
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         16,720
   01/01/2013 to 12/31/2013...........    $10.56       $10.10         34,959
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.16      3,317,336
   01/01/2010 to 12/31/2010...........    $12.16       $14.17      4,857,162
   01/01/2011 to 12/31/2011...........    $14.17       $13.02      2,999,201
   01/01/2012 to 12/31/2012...........    $13.02       $14.40      3,537,756
   01/01/2013 to 12/31/2013...........    $14.40       $16.51      3,483,680
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.81         34,055
   01/01/2010 to 12/31/2010...........    $12.81       $14.43         55,005
   01/01/2011 to 12/31/2011...........    $14.43       $14.63         40,224
   01/01/2012 to 12/31/2012...........    $14.63       $17.02         59,406
   01/01/2013 to 12/31/2013...........    $17.02       $22.08         88,184
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.84              0
   01/01/2013 to 12/31/2013...........    $ 9.84       $11.79              0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.94      2,173,385
   01/01/2010 to 12/31/2010...........    $11.94       $13.09      3,252,135
   01/01/2011 to 12/31/2011...........    $13.09       $12.59      2,713,258
   01/01/2012 to 12/31/2012...........    $12.59       $13.60      2,940,613
   01/01/2013 to 12/31/2013...........    $13.60       $14.98      2,549,058

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.34      1,088,359
   01/01/2010 to 12/31/2010...........    $12.34       $13.83      1,976,926
   01/01/2011 to 12/31/2011...........    $13.83       $13.22      1,351,474
   01/01/2012 to 12/31/2012...........    $13.22       $15.01      1,623,926
   01/01/2013 to 12/31/2013...........    $15.01       $17.35      1,696,104
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.39      1,996,434
   01/01/2010 to 12/31/2010...........    $12.39       $13.57      3,765,722
   01/01/2011 to 12/31/2011...........    $13.57       $12.84      2,809,647
   01/01/2012 to 12/31/2012...........    $12.84       $13.98      3,037,693
   01/01/2013 to 12/31/2013...........    $13.98       $15.66      2,914,125
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010...........    $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011...........    $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012...........    $17.03       $18.71        129,175
   01/01/2013 to 12/31/2013...........    $18.71       $24.77        185,650
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010...........    $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011...........    $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012...........    $14.71       $17.03         91,160
   01/01/2013 to 12/31/2013...........    $17.03       $22.92        111,866
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.15      2,381,599
   01/01/2010 to 12/31/2010...........    $12.15       $13.27      3,684,135
   01/01/2011 to 12/31/2011...........    $13.27       $13.26      2,941,567
   01/01/2012 to 12/31/2012...........    $13.26       $14.74      3,520,732
   01/01/2013 to 12/31/2013...........    $14.74       $16.87      3,553,294

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.91        78,869
   01/01/2010 to 12/31/2010...........    $12.91       $14.32       144,391
   01/01/2011 to 12/31/2011...........    $14.32       $13.79       100,188
   01/01/2012 to 12/31/2012...........    $13.79       $15.84       159,373
   01/01/2013 to 12/31/2013...........    $15.84       $20.12       234,450
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.16       352,417
   01/01/2010 to 12/31/2010...........    $13.16       $14.93       560,108
   01/01/2011 to 12/31/2011...........    $14.93       $14.38       391,513
   01/01/2012 to 12/31/2012...........    $14.38       $16.56       455,410
   01/01/2013 to 12/31/2013...........    $16.56       $23.36       510,993
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.76       309,121
   01/01/2010 to 12/31/2010...........    $13.76       $16.23       532,642
   01/01/2011 to 12/31/2011...........    $16.23       $13.53       405,357
   01/01/2012 to 12/31/2012...........    $13.53       $13.73       474,185
   01/01/2013 to 12/31/2013...........    $13.73       $15.51       441,601
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.11       235,256
   01/01/2010 to 12/31/2010...........    $11.11       $11.50       329,128
   01/01/2011 to 12/31/2011...........    $11.50       $11.73       303,906
   01/01/2012 to 12/31/2012...........    $11.73       $12.09       346,069
   01/01/2013 to 12/31/2013...........    $12.09       $11.40       329,380
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.77       219,488
   01/01/2010 to 12/31/2010...........    $12.77       $14.33       330,431
   01/01/2011 to 12/31/2011...........    $14.33       $13.55       303,754
   01/01/2012 to 12/31/2012...........    $13.55       $14.74       384,109
   01/01/2013 to 12/31/2013...........    $14.74       $17.40       854,855

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010...........    $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011...........    $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012...........    $11.80       $12.46      1,119,758
   01/01/2013 to 12/31/2013...........    $12.46       $12.03      1,074,695
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.63          4,341
   01/01/2010 to 07/16/2010...........    $12.63       $12.35              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.74         15,269
   01/01/2010 to 07/16/2010...........    $12.74       $12.08              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.84          7,056
   01/01/2010 to 07/16/2010...........    $12.84       $11.97              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.28          2,107
   01/01/2010 to 12/31/2010...........    $13.28       $15.48          9,248
   01/01/2011 to 12/31/2011...........    $15.48       $13.50         16,168
   01/01/2012 to 12/31/2012...........    $13.50       $15.06          4,353
   01/01/2013 to 12/31/2013...........    $15.06       $19.33          6,909
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.83      2,577,060
   01/01/2010 to 12/31/2010...........    $12.83       $13.85      4,539,049
   01/01/2011 to 12/31/2011...........    $13.85       $13.34      3,133,992
   01/01/2012 to 09/21/2012...........    $13.34       $14.90              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.49          2,949
   01/01/2010 to 12/31/2010...........    $14.49       $15.58          8,740
   01/01/2011 to 12/31/2011...........    $15.58       $14.12          7,672
   01/01/2012 to 12/31/2012...........    $14.12       $17.33          6,903
   01/01/2013 to 12/31/2013...........    $17.33       $19.41          7,826

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15         1,830
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.22             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10        14,723
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.58        11,564
   01/01/2013 to 12/31/2013...........    $10.58       $13.58         9,719
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.04       $13.15             0
   01/01/2010 to 12/31/2010...........    $13.15       $15.95         1,893
   01/01/2011 to 04/29/2011...........    $15.95       $17.74             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.00       $13.99         1,396
   01/01/2010 to 12/31/2010...........    $13.99       $15.12         5,500
   01/01/2011 to 04/29/2011...........    $15.12       $15.93             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76         2,672
   01/01/2010 to 12/31/2010...........    $12.76       $13.15        13,907
   01/01/2011 to 12/31/2011...........    $13.15       $13.39         5,002
   01/01/2012 to 12/31/2012...........    $13.39       $15.86         5,297
   01/01/2013 to 12/31/2013...........    $15.86       $21.84         6,345
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74         1,679
   01/01/2013 to 12/31/2013...........    $ 9.74       $13.07         2,478
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.51        16,330
   01/01/2010 to 12/31/2010...........    $14.51       $16.51        23,496
   01/01/2011 to 12/31/2011...........    $16.51       $12.55        22,359
   01/01/2012 to 12/31/2012...........    $12.55       $14.35        17,923
   01/01/2013 to 12/31/2013...........    $14.35       $14.06        19,944

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $14.01        79,546
   01/01/2010 to 12/31/2010...........    $14.01       $15.64        47,987
   01/01/2011 to 12/31/2011...........    $15.64       $11.18        30,095
   01/01/2012 to 12/31/2012...........    $11.18       $12.65        17,301
   01/01/2013 to 12/31/2013...........    $12.65       $14.24         2,209
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.51             0
   01/01/2010 to 12/31/2010...........    $12.51       $13.28             0
   01/01/2011 to 12/31/2011...........    $13.28       $ 9.53             0
   01/01/2012 to 12/31/2012...........    $ 9.53       $12.45             0
   01/01/2013 to 12/31/2013...........    $12.45       $16.27             0
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.30         5,245
   01/01/2010 to 12/31/2010...........    $14.30       $18.17        12,227
   01/01/2011 to 12/31/2011...........    $18.17       $14.92         6,546
   01/01/2012 to 12/31/2012...........    $14.92       $15.85         5,749
   01/01/2013 to 12/31/2013...........    $15.85       $18.39         7,201
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.33        14,885
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 5.90        11,324
   01/01/2011 to 12/31/2011...........    $ 5.90       $ 5.27        10,302
   01/01/2012 to 12/31/2012...........    $ 5.27       $ 4.30         8,352
   01/01/2013 to 12/31/2013...........    $ 4.30       $ 3.10         8,342
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.67         1,486
   01/01/2010 to 12/31/2010...........    $12.67       $13.97         1,778
   01/01/2011 to 12/31/2011...........    $13.97       $13.69        11,035
   01/01/2012 to 12/31/2012...........    $13.69       $15.27         8,591
   01/01/2013 to 12/31/2013...........    $15.27       $19.41        17,024
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.57         5,807
   01/01/2010 to 12/31/2010...........    $12.57       $14.45        13,043
   01/01/2011 to 12/31/2011...........    $14.45       $15.14        10,285
   01/01/2012 to 12/31/2012...........    $15.14       $16.44        11,382
   01/01/2013 to 12/31/2013...........    $16.44       $20.68        13,893

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.31         3,759
   01/01/2010 to 12/31/2010...........    $12.31       $14.63        12,760
   01/01/2011 to 12/31/2011...........    $14.63       $15.12         7,887
   01/01/2012 to 12/31/2012...........    $15.12       $18.09        10,022
   01/01/2013 to 12/31/2013...........    $18.09       $24.78        15,269
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.64             0
   01/01/2010 to 12/31/2010...........    $13.64       $13.71             0
   01/01/2011 to 12/31/2011...........    $13.71       $12.24        13,219
   01/01/2012 to 12/31/2012...........    $12.24       $13.98         6,585
   01/01/2013 to 12/31/2013...........    $13.98       $16.65         4,510
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.88        27,227
   01/01/2010 to 12/31/2010...........    $12.88       $14.00        44,524
   01/01/2011 to 12/31/2011...........    $14.00       $11.81        27,787
   01/01/2012 to 12/31/2012...........    $11.81       $14.43        28,486
   01/01/2013 to 12/31/2013...........    $14.43       $18.67        28,246
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.79        13,698
   01/01/2010 to 12/31/2010...........    $12.79       $12.88        32,759
   01/01/2011 to 12/31/2011...........    $12.88       $13.89        25,295
   01/01/2012 to 12/31/2012...........    $13.89       $15.98        33,528
   01/01/2013 to 12/31/2013...........    $15.98       $21.87        43,510
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.78        17,879
   01/01/2010 to 12/31/2010...........    $12.78       $15.50        41,384
   01/01/2011 to 12/31/2011...........    $15.50       $14.91        27,863
   01/01/2012 to 12/31/2012...........    $14.91       $16.91        22,834
   01/01/2013 to 12/31/2013...........    $16.91       $22.89        26,481
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $10.41             0
   01/01/2011 to 12/31/2011...........    $10.41       $ 8.30         6,766
   01/01/2012 to 12/31/2012...........    $ 8.30       $10.00             0
   01/01/2013 to 12/31/2013...........    $10.00       $14.52         1,024

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.65        10,063
   01/01/2010 to 12/31/2010...........    $12.65       $14.02        14,530
   01/01/2011 to 12/31/2011...........    $14.02       $14.16         5,038
   01/01/2012 to 12/31/2012...........    $14.16       $15.64        30,687
   01/01/2013 to 12/31/2013...........    $15.64       $20.01        23,862
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.70         4,839
   01/01/2010 to 12/31/2010...........    $12.70       $14.04         9,437
   01/01/2011 to 12/31/2011...........    $14.04       $13.58        50,359
   01/01/2012 to 12/31/2012...........    $13.58       $15.35        17,975
   01/01/2013 to 12/31/2013...........    $15.35       $19.53        22,617
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.67         4,229
   01/01/2010 to 12/31/2010...........    $12.67       $15.93        12,678
   01/01/2011 to 12/31/2011...........    $15.93       $15.16        39,656
   01/01/2012 to 12/31/2012...........    $15.16       $17.13        21,307
   01/01/2013 to 12/31/2013...........    $17.13       $21.90        19,911
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.77         9,560
   01/01/2010 to 12/31/2010...........    $12.77       $15.07        16,744
   01/01/2011 to 12/31/2011...........    $15.07       $14.18         9,804
   01/01/2012 to 12/31/2012...........    $14.18       $16.19        12,709
   01/01/2013 to 12/31/2013...........    $16.19       $20.96        15,449
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.05        15,664
   01/01/2010 to 12/31/2010...........    $13.05       $15.12        10,388
   01/01/2011 to 12/31/2011...........    $15.12       $15.02         8,558
   01/01/2012 to 12/31/2012...........    $15.02       $17.11        18,400
   01/01/2013 to 12/31/2013...........    $17.11       $22.50        19,253
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.93         8,600
   01/01/2010 to 12/31/2010...........    $11.93       $13.77        13,277
   01/01/2011 to 12/31/2011...........    $13.77       $13.79        13,136
   01/01/2012 to 12/31/2012...........    $13.79       $13.90        11,121
   01/01/2013 to 12/31/2013...........    $13.90       $16.89         8,012

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.09             0
   01/01/2010 to 12/31/2010...........    $13.09       $12.89         1,217
   01/01/2011 to 12/31/2011...........    $12.89       $14.66           422
   01/01/2012 to 12/31/2012...........    $14.66       $16.06           641
   01/01/2013 to 12/31/2013...........    $16.06       $20.70         3,509
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.68        15,781
   01/01/2010 to 12/31/2010...........    $13.68       $17.82        17,579
   01/01/2011 to 12/31/2011...........    $17.82       $14.10        14,426
   01/01/2012 to 12/31/2012...........    $14.10       $11.80        16,082
   01/01/2013 to 12/31/2013...........    $11.80       $ 7.17         7,974
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $14.03         5,775
   01/01/2010 to 12/31/2010...........    $14.03       $17.14         9,961
   01/01/2011 to 12/31/2011...........    $17.14       $17.58         7,552
   01/01/2012 to 12/31/2012...........    $17.58       $20.18        12,078
   01/01/2013 to 12/31/2013...........    $20.18       $19.79         7,304
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.23        99,212
   01/01/2010 to 12/31/2010...........    $10.23       $ 8.42       118,627
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 5.15        96,319
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 4.70        75,171
   01/01/2013 to 12/31/2013...........    $ 4.70       $ 5.36        74,003
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.10         5,914
   01/01/2010 to 12/31/2010...........    $ 7.10       $ 5.48             0
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 4.81           888
   01/01/2012 to 12/31/2012...........    $ 4.81       $ 3.82           467
   01/01/2013 to 12/31/2013...........    $ 3.82       $ 2.64           466
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.59         7,902
   01/01/2010 to 12/31/2010...........    $12.59       $15.50        12,130
   01/01/2011 to 12/31/2011...........    $15.50       $15.38        37,487
   01/01/2012 to 12/31/2012...........    $15.38       $16.94         6,972
   01/01/2013 to 12/31/2013...........    $16.94       $23.30        10,495

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.41         2,746
   01/01/2010 to 12/31/2010...........    $12.41       $14.84         9,583
   01/01/2011 to 12/31/2011...........    $14.84       $13.94         1,758
   01/01/2012 to 12/31/2012...........    $13.94       $15.86         3,474
   01/01/2013 to 12/31/2013...........    $15.86       $21.39        13,029
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $11.02         7,985
   01/01/2010 to 12/31/2010...........    $11.02       $12.49        14,287
   01/01/2011 to 12/31/2011...........    $12.49       $12.47         6,494
   01/01/2012 to 12/31/2012...........    $12.47       $14.23        12,605
   01/01/2013 to 12/31/2013...........    $14.23       $15.62        13,795
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.91         2,369
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.61         2,261
   01/01/2011 to 12/31/2011...........    $ 9.61       $13.51         5,682
   01/01/2012 to 12/31/2012...........    $13.51       $13.36         2,675
   01/01/2013 to 12/31/2013...........    $13.36       $10.58           740
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $16.03             0
   01/01/2010 to 12/31/2010...........    $16.03       $23.51            85
   01/01/2011 to 12/31/2011...........    $23.51       $19.88            30
   01/01/2012 to 12/31/2012...........    $19.88       $25.80             0
   01/01/2013 to 12/31/2013...........    $25.80       $43.12             0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.26        14,879
   01/01/2010 to 12/31/2010...........    $12.26       $12.72        29,651
   01/01/2011 to 12/31/2011...........    $12.72       $14.64        21,227
   01/01/2012 to 12/31/2012...........    $14.64       $14.36        33,324
   01/01/2013 to 12/31/2013...........    $14.36       $15.94        25,635
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.41             0
   01/01/2010 to 12/31/2010...........    $13.41       $14.97           169
   01/01/2011 to 12/31/2011...........    $14.97       $12.48           211
   01/01/2012 to 12/31/2012...........    $12.48       $14.96           190
   01/01/2013 to 12/31/2013...........    $14.96       $17.42           190

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.01            0
   01/01/2010 to 12/31/2010...........    $12.01       $14.04        1,471
   01/01/2011 to 12/31/2011...........    $14.04       $14.93        2,275
   01/01/2012 to 12/31/2012...........    $14.93       $16.00        2,242
   01/01/2013 to 12/31/2013...........    $16.00       $22.28        2,219
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.31            0
   01/01/2010 to 12/31/2010...........    $12.31       $14.36            0
   01/01/2011 to 12/31/2011...........    $14.36       $13.83            0
   01/01/2012 to 12/31/2012...........    $13.83       $15.31            0
   01/01/2013 to 12/31/2013...........    $15.31       $20.37            0
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.30          903
   01/01/2010 to 12/31/2010...........    $13.30       $15.21        2,646
   01/01/2011 to 12/31/2011...........    $15.21       $16.05          902
   01/01/2012 to 12/31/2012...........    $16.05       $17.41          902
   01/01/2013 to 12/31/2013...........    $17.41       $22.31          901
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.72        3,178
   01/01/2010 to 12/31/2010...........    $13.72       $15.66        4,387
   01/01/2011 to 12/31/2011...........    $15.66       $16.26        2,496
   01/01/2012 to 12/31/2012...........    $16.26       $16.81        2,492
   01/01/2013 to 12/31/2013...........    $16.81       $21.11        1,369
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.28        2,125
   01/01/2010 to 07/16/2010...........    $12.28       $11.77            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011...........    $14.59       $12.46        18,690
   01/01/2012 to 12/31/2012...........    $12.46       $13.88        16,680
   01/01/2013 to 12/31/2013...........    $13.88       $16.31        17,582
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.77       $13.69         4,900
   01/01/2011 to 12/31/2011...........    $13.69       $13.12         5,173
   01/01/2012 to 12/31/2012...........    $13.12       $15.35         4,736
   01/01/2013 to 12/31/2013...........    $15.35       $19.60         5,121
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011...........    $15.07       $13.97         7,751
   01/01/2012 to 12/31/2012...........    $13.97       $16.52         7,348
   01/01/2013 to 12/31/2013...........    $16.52       $22.70         7,439
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        14,957
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        12,237
   01/01/2012 to 12/31/2012...........    $11.46       $12.13         9,847
   01/01/2013 to 12/31/2013...........    $12.13       $17.89        12,283



*  Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.10%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.53              0
   01/01/2006 to 12/31/2006...........    $10.53       $11.30              0
   01/01/2007 to 12/31/2007...........    $11.30       $11.63              0
   01/01/2008 to 12/31/2008...........    $11.63       $10.86              0
   01/01/2009 to 12/31/2009...........    $10.86       $12.43              0
   01/01/2010 to 12/31/2010...........    $12.43       $14.16              0
   01/01/2011 to 12/31/2011...........    $14.16       $14.24              0
   01/01/2012 to 12/31/2012...........    $14.24       $15.91              0
   01/01/2013 to 12/31/2013...........    $15.91       $17.14              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         42,785
   01/01/2006 to 12/31/2006...........    $10.01       $10.96      1,148,974
   01/01/2007 to 12/31/2007...........    $10.96       $11.71      2,126,853
   01/01/2008 to 12/31/2008...........    $11.71       $ 7.82      2,026,858
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.52      1,746,844
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.43      1,717,994
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.94      1,611,057
   01/01/2012 to 12/31/2012...........    $ 9.94       $10.96      1,395,787
   01/01/2013 to 12/31/2013...........    $10.96       $11.80      1,055,516
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.62        318,392
   01/01/2007 to 12/31/2007...........    $10.62       $11.39        771,947
   01/01/2008 to 12/31/2008...........    $11.39       $ 7.82        779,417
   01/01/2009 to 12/31/2009...........    $ 7.82       $ 9.67        757,638
   01/01/2010 to 12/31/2010...........    $ 9.67       $10.76        695,214
   01/01/2011 to 12/31/2011...........    $10.76       $10.55        642,266
   01/01/2012 to 12/31/2012...........    $10.55       $11.73        624,007
   01/01/2013 to 12/31/2013...........    $11.73       $13.39        469,897

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.79            964
   01/01/2005 to 12/02/2005...........    $10.79       $12.33              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2005 to 12/02/2005...........    $11.21       $12.34              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.78       $12.07              0
   01/01/2006 to 12/31/2006...........    $12.07       $13.81              0
   01/01/2007 to 12/31/2007...........    $13.81       $13.50              0
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.62         30,696
   01/01/2009 to 12/31/2009...........    $ 8.62       $ 9.94         29,847
   01/01/2010 to 12/31/2010...........    $ 9.94       $11.08         24,289
   01/01/2011 to 12/31/2011...........    $11.08       $11.24         55,242
   01/01/2012 to 05/04/2012...........    $11.24       $12.19              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          6,999
   01/01/2006 to 12/31/2006...........    $10.02       $10.85        179,191
   01/01/2007 to 12/31/2007...........    $10.85       $11.58        497,118
   01/01/2008 to 12/31/2008...........    $11.58       $ 8.09      1,399,307
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.76      1,396,454
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.73        921,029
   01/01/2011 to 12/31/2011...........    $10.73       $10.38        832,449
   01/01/2012 to 12/31/2012...........    $10.38       $11.43        796,907
   01/01/2013 to 12/31/2013...........    $11.43       $13.16        466,584
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14          7,345
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.01         15,279
   01/01/2013 to 12/31/2013...........    $10.01       $10.86         98,572
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47          2,724

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.27       826,382
   01/01/2009 to 12/31/2009...........    $11.27       $10.99       749,314
   01/01/2010 to 12/31/2010...........    $10.99       $11.77       572,660
   01/01/2011 to 12/31/2011...........    $11.77       $12.26       538,830
   01/01/2012 to 12/31/2012...........    $12.26       $12.36       397,533
   01/01/2013 to 12/31/2013...........    $12.36       $12.06       305,134
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.35       306,516
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.12       162,870
   01/01/2011 to 12/31/2011...........    $10.12       $10.86       148,123
   01/01/2012 to 12/31/2012...........    $10.86       $11.08        51,041
   01/01/2013 to 12/31/2013...........    $11.08       $10.77        30,580
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.73       824,620
   01/01/2011 to 12/31/2011...........    $10.73       $11.70       500,514
   01/01/2012 to 12/31/2012...........    $11.70       $12.04       194,531
   01/01/2013 to 12/31/2013...........    $12.04       $11.55        16,521
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.00       506,041
   01/01/2009 to 12/31/2009...........    $12.00       $11.04       799,547
   01/01/2010 to 12/31/2010...........    $11.04       $12.01       542,067
   01/01/2011 to 12/31/2011...........    $12.01       $13.36       748,102
   01/01/2012 to 12/31/2012...........    $13.36       $13.83       528,905
   01/01/2013 to 12/31/2013...........    $13.83       $13.11       326,677
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.07       160,720
   01/01/2009 to 12/31/2009...........    $12.07       $10.91       378,790
   01/01/2010 to 12/31/2010...........    $10.91       $11.89       235,797
   01/01/2011 to 12/31/2011...........    $11.89       $13.50       117,856
   01/01/2012 to 12/31/2012...........    $13.50       $13.99       286,663
   01/01/2013 to 12/31/2013...........    $13.99       $13.03       274,966

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.76          7,244
   01/01/2010 to 12/31/2010...........    $ 8.76       $ 9.59      1,468,470
   01/01/2011 to 12/31/2011...........    $ 9.59       $11.15        297,401
   01/01/2012 to 12/31/2012...........    $11.15       $11.60         37,243
   01/01/2013 to 12/31/2013...........    $11.60       $10.62        530,463
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.97      1,158,302
   01/01/2011 to 12/31/2011...........    $10.97       $12.93        841,527
   01/01/2012 to 12/31/2012...........    $12.93       $13.51        152,818
   01/01/2013 to 12/31/2013...........    $13.51       $12.30              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.98      1,012,143
   01/01/2012 to 12/31/2012...........    $11.98       $12.42      1,414,862
   01/01/2013 to 12/31/2013...........    $12.42       $10.97        189,912
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.37        450,455
   01/01/2013 to 12/31/2013...........    $10.37       $ 9.11      2,327,486
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.72      1,122,019
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00        225,125
   01/01/2006 to 12/31/2006...........    $10.00       $11.13      2,379,351
   01/01/2007 to 12/31/2007...........    $11.13       $11.96      3,452,936
   01/01/2008 to 12/31/2008...........    $11.96       $ 7.62      3,719,626
   01/01/2009 to 12/31/2009...........    $ 7.62       $ 9.35      3,832,960
   01/01/2010 to 12/31/2010...........    $ 9.35       $10.37      3,342,022
   01/01/2011 to 12/31/2011...........    $10.37       $ 9.91      2,940,742
   01/01/2012 to 12/31/2012...........    $ 9.91       $11.03      2,495,771
   01/01/2013 to 12/31/2013...........    $11.03       $13.25      1,837,443

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.62           121
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.14       $15.90         1,468
   01/01/2006 to 12/31/2006...........    $15.90       $21.29         1,553
   01/01/2007 to 12/31/2007...........    $21.29       $16.68         1,348
   01/01/2008 to 12/31/2008...........    $16.68       $10.61        22,662
   01/01/2009 to 12/31/2009...........    $10.61       $13.70        12,766
   01/01/2010 to 12/31/2010...........    $13.70       $17.26        18,979
   01/01/2011 to 12/31/2011...........    $17.26       $18.01         9,521
   01/01/2012 to 12/31/2012...........    $18.01       $20.34        14,467
   01/01/2013 to 12/31/2013...........    $20.34       $20.54         7,957
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.77       $12.66         1,429
   01/01/2006 to 12/31/2006...........    $12.66       $14.86         1,220
   01/01/2007 to 12/31/2007...........    $14.86       $11.96         1,568
   01/01/2008 to 07/18/2008...........    $11.96       $10.93             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.66         2,136
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.70         6,328
   01/01/2005 to 12/31/2005...........    $12.70       $13.61        73,659
   01/01/2006 to 12/31/2006...........    $13.61       $15.04        60,776
   01/01/2007 to 12/31/2007...........    $15.04       $16.38        57,737
   01/01/2008 to 12/31/2008...........    $16.38       $ 8.96        68,386
   01/01/2009 to 12/31/2009...........    $ 8.96       $11.64        66,296
   01/01/2010 to 12/31/2010...........    $11.64       $15.11        51,046
   01/01/2011 to 12/31/2011...........    $15.11       $12.85        53,009
   01/01/2012 to 12/31/2012...........    $12.85       $15.11        40,152
   01/01/2013 to 12/31/2013...........    $15.11       $20.82        12,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99             0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.12       136,618
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.45       127,320
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.38        76,075
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.96        60,419
   01/01/2012 to 12/31/2012...........    $ 8.96       $ 9.96        68,901
   01/01/2013 to 12/31/2013...........    $ 9.96       $11.63        68,120
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54       417,365
   01/01/2007 to 12/31/2007...........    $10.54       $11.20       873,307
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.19       728,816
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 8.71       809,984
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.75       787,705
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.41       686,604
   01/01/2012 to 12/31/2012...........    $ 9.41       $10.19       602,300
   01/01/2013 to 12/31/2013...........    $10.19       $11.45       475,748
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        53,571
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.31             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.71       168,682
   01/01/2013 to 12/31/2013...........    $10.71       $13.06       123,478
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.78         5,897
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10        17,040
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.07         6,378
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.50         8,429
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 8.83         4,128
   01/01/2012 to 12/31/2012...........    $ 8.83       $10.96         3,724
   01/01/2013 to 12/31/2013...........    $10.96       $11.19         4,351

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.60       $10.72             0
   01/01/2006 to 12/31/2006...........    $10.72       $11.54             0
   01/01/2007 to 12/31/2007...........    $11.54       $12.88             0
   01/01/2008 to 12/31/2008...........    $12.88       $ 7.53         4,045
   01/01/2009 to 12/31/2009...........    $ 7.53       $11.02        18,332
   01/01/2010 to 12/31/2010...........    $11.02       $11.90        28,703
   01/01/2011 to 12/31/2011...........    $11.90       $11.19        12,182
   01/01/2012 to 12/31/2012...........    $11.19       $13.11        19,985
   01/01/2013 to 12/31/2013...........    $13.11       $16.66         8,873
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.55        32,525
   01/01/2005 to 12/31/2005...........    $11.55       $11.85       402,745
   01/01/2006 to 12/31/2006...........    $11.85       $13.61       298,105
   01/01/2007 to 12/31/2007...........    $13.61       $14.00       254,708
   01/01/2008 to 12/31/2008...........    $14.00       $ 8.13       303,603
   01/01/2009 to 12/31/2009...........    $ 8.13       $ 9.49       284,330
   01/01/2010 to 12/31/2010...........    $ 9.49       $10.49       261,782
   01/01/2011 to 12/31/2011...........    $10.49       $ 9.70       231,127
   01/01/2012 to 12/31/2012...........    $ 9.70       $11.36       165,511
   01/01/2013 to 12/31/2013...........    $11.36       $14.86        23,234
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.97         5,270
   01/01/2005 to 12/31/2005...........    $11.97       $12.28        55,889
   01/01/2006 to 12/31/2006...........    $12.28       $12.78        44,489
   01/01/2007 to 12/31/2007...........    $12.78       $14.93        34,999
   01/01/2008 to 12/31/2008...........    $14.93       $ 8.65        47,484
   01/01/2009 to 12/31/2009...........    $ 8.65       $13.30        52,461
   01/01/2010 to 12/31/2010...........    $13.30       $15.61        49,066
   01/01/2011 to 12/31/2011...........    $15.61       $14.83        45,390
   01/01/2012 to 12/31/2012...........    $14.83       $17.36        36,456
   01/01/2013 to 12/31/2013...........    $17.36       $22.47        17,625

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.54       155,398
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.11       204,565
   01/01/2010 to 12/31/2010...........    $ 9.11       $ 9.95       198,569
   01/01/2011 to 12/31/2011...........    $ 9.95       $ 9.70       176,353
   01/01/2012 to 12/31/2012...........    $ 9.70       $10.45       172,459
   01/01/2013 to 12/31/2013...........    $10.45       $11.24       112,624
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 9.72       $12.45        25,675
   01/01/2010 to 12/31/2010...........    $12.45       $15.46        20,179
   01/01/2011 to 12/31/2011...........    $15.46       $15.33        13,843
   01/01/2012 to 12/31/2012...........    $15.33       $17.36        17,036
   01/01/2013 to 12/31/2013...........    $17.36       $23.59         7,717
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.31       $13.18         1,010
   01/01/2006 to 12/31/2006...........    $13.18       $15.71           513
   01/01/2007 to 12/31/2007...........    $15.71       $15.56           508
   01/01/2008 to 12/31/2008...........    $15.56       $ 9.55        30,596
   01/01/2009 to 12/31/2009...........    $ 9.55       $11.06        30,943
   01/01/2010 to 12/31/2010...........    $11.06       $12.17        16,444
   01/01/2011 to 12/31/2011...........    $12.17       $11.86        17,128
   01/01/2012 to 12/31/2012...........    $11.86       $13.16        15,787
   01/01/2013 to 12/31/2013...........    $13.16       $17.35         6,753
AST HIGH YIELD PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.30       $11.19         3,487
   01/01/2006 to 12/31/2006...........    $11.19       $12.09         3,574
   01/01/2007 to 12/31/2007...........    $12.09       $12.13         2,264
   01/01/2008 to 12/31/2008...........    $12.13       $ 8.84        17,661
   01/01/2009 to 12/31/2009...........    $ 8.84       $11.73        73,199
   01/01/2010 to 12/31/2010...........    $11.73       $13.03        33,408
   01/01/2011 to 12/31/2011...........    $13.03       $13.17        35,210
   01/01/2012 to 12/31/2012...........    $13.17       $14.68        24,538
   01/01/2013 to 12/31/2013...........    $14.68       $15.40        13,691

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.00        19,719
   01/01/2005 to 12/31/2005...........    $12.00       $13.69       192,134
   01/01/2006 to 12/31/2006...........    $13.69       $16.21       145,458
   01/01/2007 to 12/31/2007...........    $16.21       $18.90       130,097
   01/01/2008 to 12/31/2008...........    $18.90       $ 9.21       149,395
   01/01/2009 to 12/31/2009...........    $ 9.21       $12.19       149,271
   01/01/2010 to 12/31/2010...........    $12.19       $13.67       131,631
   01/01/2011 to 12/31/2011...........    $13.67       $11.65       121,092
   01/01/2012 to 12/31/2012...........    $11.65       $13.73        85,192
   01/01/2013 to 12/31/2013...........    $13.73       $16.00        22,942
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.77       $14.21         5,970
   01/01/2006 to 12/31/2006...........    $14.21       $17.74        12,369
   01/01/2007 to 12/31/2007...........    $17.74       $20.45        25,429
   01/01/2008 to 12/31/2008...........    $20.45       $11.21        42,818
   01/01/2009 to 12/31/2009...........    $11.21       $14.33        34,336
   01/01/2010 to 12/31/2010...........    $14.33       $15.58        28,297
   01/01/2011 to 12/31/2011...........    $15.58       $13.34        25,285
   01/01/2012 to 12/31/2012...........    $13.34       $15.24        26,108
   01/01/2013 to 12/31/2013...........    $15.24       $17.82        18,585
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.91             0
   01/01/2009 to 12/31/2009...........    $10.91       $11.89             0
   01/01/2010 to 12/31/2010...........    $11.89       $12.90             0
   01/01/2011 to 12/31/2011...........    $12.90       $14.20             0
   01/01/2012 to 12/31/2012...........    $14.20       $15.21             0
   01/01/2013 to 12/31/2013...........    $15.21       $14.42             0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.91       219,741
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.57       118,869
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.55        85,599
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.29        94,951
   01/01/2012 to 12/31/2012...........    $ 9.29       $10.33        94,194
   01/01/2013 to 12/31/2013...........    $10.33       $11.76        62,918

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.38       $13.46        13,536
   01/01/2006 to 12/31/2006...........    $13.46       $16.18        11,219
   01/01/2007 to 12/31/2007...........    $16.18       $17.34         8,724
   01/01/2008 to 12/31/2008...........    $17.34       $ 9.95        31,277
   01/01/2009 to 12/31/2009...........    $ 9.95       $13.23        14,262
   01/01/2010 to 12/31/2010...........    $13.23       $13.88         9,084
   01/01/2011 to 12/31/2011...........    $13.88       $12.35        13,713
   01/01/2012 to 12/31/2012...........    $12.35       $14.74        11,642
   01/01/2013 to 12/31/2013...........    $14.74       $16.65         1,744
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.28       $11.81             0
   01/01/2006 to 12/31/2006...........    $11.81       $12.86           796
   01/01/2007 to 12/31/2007...........    $12.86       $12.83        94,797
   01/01/2008 to 12/31/2008...........    $12.83       $10.35       527,353
   01/01/2009 to 12/31/2009...........    $10.35       $12.36       509,188
   01/01/2010 to 12/31/2010...........    $12.36       $12.99       354,147
   01/01/2011 to 12/31/2011...........    $12.99       $12.74       282,849
   01/01/2012 to 12/31/2012...........    $12.74       $13.81       280,111
   01/01/2013 to 12/31/2013...........    $13.81       $15.01       184,354
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.21             0
   01/01/2011 to 12/31/2011...........    $11.21       $11.05           133
   01/01/2012 to 12/31/2012...........    $11.05       $12.46             0
   01/01/2013 to 12/31/2013...........    $12.46       $16.64             0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.46         3,324
   01/01/2011 to 12/31/2011...........    $11.46       $10.56         3,227
   01/01/2012 to 12/31/2012...........    $10.56       $11.71         1,398
   01/01/2013 to 12/31/2013...........    $11.71       $15.06         3,261

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.81       $12.31        10,930
   01/01/2006 to 12/31/2006...........    $12.31       $14.27        33,336
   01/01/2007 to 12/31/2007...........    $14.27       $13.55        82,029
   01/01/2008 to 12/31/2008...........    $13.55       $ 7.76       107,697
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.08        86,316
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.06        88,789
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.43        69,174
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.79        69,790
   01/01/2013 to 12/31/2013...........    $10.79       $14.78        54,593
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.66        32,384
   01/01/2005 to 12/31/2005...........    $11.66       $12.20       376,638
   01/01/2006 to 12/31/2006...........    $12.20       $12.81       329,879
   01/01/2007 to 12/31/2007...........    $12.81       $14.42       316,915
   01/01/2008 to 12/31/2008...........    $14.42       $ 7.95       366,476
   01/01/2009 to 12/31/2009...........    $ 7.95       $10.10       332,996
   01/01/2010 to 12/31/2010...........    $10.10       $11.84       281,480
   01/01/2011 to 12/31/2011...........    $11.84       $11.49       241,628
   01/01/2012 to 12/31/2012...........    $11.49       $12.63       179,431
   01/01/2013 to 12/31/2013...........    $12.63       $16.89        49,199
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.94         4,145
   01/01/2005 to 12/31/2005...........    $10.94       $10.83       100,238
   01/01/2006 to 12/31/2006...........    $10.83       $11.64        85,075
   01/01/2007 to 12/31/2007...........    $11.64       $12.09        65,436
   01/01/2008 to 12/31/2008...........    $12.09       $ 9.08        59,432
   01/01/2009 to 12/31/2009...........    $ 9.08       $11.97        89,697
   01/01/2010 to 12/31/2010...........    $11.97       $13.29        57,059
   01/01/2011 to 12/31/2011...........    $13.29       $14.34        43,721
   01/01/2012 to 12/31/2012...........    $14.34       $14.87        27,902
   01/01/2013 to 12/31/2013...........    $14.87       $14.26         4,782

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.46       $13.12             8
   01/01/2006 to 12/31/2006...........    $13.12       $15.97             8
   01/01/2007 to 12/31/2007...........    $15.97       $17.10             0
   01/01/2008 to 12/31/2008...........    $17.10       $11.05        14,614
   01/01/2009 to 12/31/2009...........    $11.05       $14.23         4,260
   01/01/2010 to 12/31/2010...........    $14.23       $15.61         4,949
   01/01/2011 to 12/31/2011...........    $15.61       $14.80        40,436
   01/01/2012 to 12/31/2012...........    $14.80       $17.84        38,421
   01/01/2013 to 12/31/2013...........    $17.84       $22.29        10,435
AST MFS GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.06       $11.51        32,807
   01/01/2006 to 12/31/2006...........    $11.51       $12.36        21,841
   01/01/2007 to 12/31/2007...........    $12.36       $13.93        15,368
   01/01/2008 to 12/31/2008...........    $13.93       $ 8.68        27,492
   01/01/2009 to 12/31/2009...........    $ 8.68       $10.57        23,783
   01/01/2010 to 12/31/2010...........    $10.57       $11.67        18,671
   01/01/2011 to 12/31/2011...........    $11.67       $11.36        18,058
   01/01/2012 to 12/31/2012...........    $11.36       $13.02        16,921
   01/01/2013 to 12/31/2013...........    $13.02       $17.42         8,629
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18           378
   01/01/2013 to 12/31/2013...........    $10.18       $13.40           916
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.17         1,376
   01/01/2005 to 12/31/2005...........    $12.17       $12.56         3,386
   01/01/2006 to 12/31/2006...........    $12.56       $14.05         4,827
   01/01/2007 to 12/31/2007...........    $14.05       $14.13         5,822
   01/01/2008 to 12/31/2008...........    $14.13       $ 8.56        28,505
   01/01/2009 to 12/31/2009...........    $ 8.56       $11.64        15,964
   01/01/2010 to 12/31/2010...........    $11.64       $14.08        16,202
   01/01/2011 to 12/31/2011...........    $14.08       $13.31        11,146
   01/01/2012 to 12/31/2012...........    $13.31       $15.43         8,468
   01/01/2013 to 12/31/2013...........    $15.43       $20.01         3,878

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.84            521
   01/01/2005 to 12/31/2005...........    $ 9.84       $ 9.89         16,694
   01/01/2006 to 12/31/2006...........    $ 9.89       $10.13         17,918
   01/01/2007 to 12/31/2007...........    $10.13       $10.40          7,661
   01/01/2008 to 12/31/2008...........    $10.40       $10.44      1,342,066
   01/01/2009 to 12/31/2009...........    $10.44       $10.25        644,748
   01/01/2010 to 12/31/2010...........    $10.25       $10.03        305,923
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.83        258,571
   01/01/2012 to 12/31/2012...........    $ 9.83       $ 9.62        264,530
   01/01/2013 to 12/31/2013...........    $ 9.62       $ 9.42         93,440
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $13.04          6,141
   01/01/2005 to 12/31/2005...........    $13.04       $14.31         70,149
   01/01/2006 to 12/31/2006...........    $14.31       $15.51         55,896
   01/01/2007 to 12/31/2007...........    $15.51       $15.67         49,034
   01/01/2008 to 12/31/2008...........    $15.67       $ 8.86         62,723
   01/01/2009 to 12/31/2009...........    $ 8.86       $12.19         57,565
   01/01/2010 to 12/31/2010...........    $12.19       $14.73         59,399
   01/01/2011 to 12/31/2011...........    $14.73       $14.07         39,680
   01/01/2012 to 12/31/2012...........    $14.07       $16.13         37,807
   01/01/2013 to 12/31/2013...........    $16.13       $22.43         10,047
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          1,281
   01/01/2012 to 12/31/2012...........    $10.06       $10.33          1,523
   01/01/2013 to 12/31/2013...........    $10.33       $ 9.83            726
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.76       $13.07          2,313
   01/01/2006 to 12/31/2006...........    $13.07       $14.59          3,281
   01/01/2007 to 12/31/2007...........    $14.59       $17.46          3,753
   01/01/2008 to 12/31/2008...........    $17.46       $ 9.71         31,135
   01/01/2009 to 12/31/2009...........    $ 9.71       $12.34         16,706
   01/01/2010 to 12/31/2010...........    $12.34       $15.54         22,054
   01/01/2011 to 12/31/2011...........    $15.54       $15.47         15,369
   01/01/2012 to 12/31/2012...........    $15.47       $17.02         11,580
   01/01/2013 to 12/31/2013...........    $17.02       $22.10          8,084

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.09       $10.89             0
   01/01/2006 to 12/31/2006...........    $10.89       $11.49             0
   01/01/2007 to 12/31/2007...........    $11.49       $13.35            43
   01/01/2008 to 12/31/2008...........    $13.35       $ 7.51        15,762
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 9.01        12,662
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.61        14,914
   01/01/2011 to 04/29/2011...........    $10.61       $11.89             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.29        61,609
   01/01/2013 to 12/31/2013...........    $10.29       $11.98        28,354
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56         2,886
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.07        38,546
   01/01/2010 to 12/31/2010...........    $ 9.07       $10.85        30,620
   01/01/2011 to 12/31/2011...........    $10.85       $ 8.47         9,032
   01/01/2012 to 12/31/2012...........    $ 8.47       $ 9.78        11,262
   01/01/2013 to 12/31/2013...........    $ 9.78       $ 9.60         1,832
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.01        11,324
   01/01/2005 to 12/31/2005...........    $10.01       $ 9.96       265,102
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.12       252,004
   01/01/2007 to 12/31/2007...........    $10.12       $10.58       228,896
   01/01/2008 to 12/31/2008...........    $10.58       $10.48       236,700
   01/01/2009 to 12/31/2009...........    $10.48       $11.30       333,427
   01/01/2010 to 12/31/2010...........    $11.30       $11.50       201,244
   01/01/2011 to 12/31/2011...........    $11.50       $11.51       162,891
   01/01/2012 to 12/31/2012...........    $11.51       $11.80       118,513
   01/01/2013 to 12/31/2013...........    $11.80       $11.30        30,014
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.37        19,700
   01/01/2005 to 12/31/2005...........    $10.37       $10.40        70,560
   01/01/2006 to 12/31/2006...........    $10.40       $10.57       145,571
   01/01/2007 to 12/31/2007...........    $10.57       $11.20       256,288
   01/01/2008 to 12/31/2008...........    $11.20       $10.72       338,941
   01/01/2009 to 12/31/2009...........    $10.72       $12.23       394,877
   01/01/2010 to 12/31/2010...........    $12.23       $12.90       263,993
   01/01/2011 to 12/31/2011...........    $12.90       $13.03       304,428
   01/01/2012 to 12/31/2012...........    $13.03       $13.94       286,552
   01/01/2013 to 12/31/2013...........    $13.94       $13.40       162,102

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03              0
   01/01/2006 to 12/31/2006...........    $10.03       $10.61        181,437
   01/01/2007 to 12/31/2007...........    $10.61       $11.29        393,159
   01/01/2008 to 12/31/2008...........    $11.29       $ 8.90      1,387,683
   01/01/2009 to 12/31/2009...........    $ 8.90       $10.46      1,694,166
   01/01/2010 to 12/31/2010...........    $10.46       $11.32      1,190,107
   01/01/2011 to 12/31/2011...........    $11.32       $11.19      1,035,239
   01/01/2012 to 12/31/2012...........    $11.19       $12.09        970,169
   01/01/2013 to 12/31/2013...........    $12.09       $12.93        542,230
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
   01/01/2012 to 12/31/2012...........    $10.06       $10.55          4,755
   01/01/2013 to 12/31/2013...........    $10.55       $10.09              5
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.44        345,208
   01/01/2007 to 12/31/2007...........    $10.44       $11.39      1,113,064
   01/01/2008 to 12/31/2008...........    $11.39       $ 6.61      1,048,296
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.15      1,174,295
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.50        965,266
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 8.72        897,315
   01/01/2012 to 12/31/2012...........    $ 8.72       $ 9.64        878,268
   01/01/2013 to 12/31/2013...........    $ 9.64       $11.05        554,189
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.37       $11.53            673
   01/01/2006 to 12/31/2006...........    $11.53       $12.71            178
   01/01/2007 to 12/31/2007...........    $12.71       $12.70            302
   01/01/2008 to 12/31/2008...........    $12.70       $ 7.62          9,827
   01/01/2009 to 12/31/2009...........    $ 7.62       $ 9.09          9,832
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.23          5,697
   01/01/2011 to 12/31/2011...........    $10.23       $10.36          4,908
   01/01/2012 to 12/31/2012...........    $10.36       $12.05          6,298
   01/01/2013 to 12/31/2013...........    $12.05       $15.63          7,087

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.87             0
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.83         2,933
   01/01/2013 to 12/31/2013...........    $ 9.83       $11.78         2,633
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03             0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12       258,911
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.60       352,825
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.42       204,198
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 9.05       173,747
   01/01/2012 to 12/31/2012...........    $ 9.05       $ 9.77       161,435
   01/01/2013 to 12/31/2013...........    $ 9.77       $10.76        89,351
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         1,834
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.29       186,697
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.06       260,346
   01/01/2010 to 12/31/2010...........    $ 9.06       $10.14       188,208
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.69       148,641
   01/01/2012 to 12/31/2012...........    $ 9.69       $11.00       171,331
   01/01/2013 to 12/31/2013...........    $11.00       $12.71        95,366
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.03       $11.30             0
   01/01/2006 to 12/31/2006...........    $11.30       $12.13           835
   01/01/2007 to 12/31/2007...........    $12.13       $12.93        27,439
   01/01/2008 to 12/31/2008...........    $12.93       $ 8.84       103,613
   01/01/2009 to 12/31/2009...........    $ 8.84       $11.02       128,668
   01/01/2010 to 12/31/2010...........    $11.02       $12.07       135,405
   01/01/2011 to 12/31/2011...........    $12.07       $11.42       152,168
   01/01/2012 to 12/31/2012...........    $11.42       $12.42       167,805
   01/01/2013 to 12/31/2013...........    $12.42       $13.91        93,292

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $ 9.37       $ 9.31         1,418
   01/01/2006 to 12/31/2006...........    $ 9.31       $10.27         7,415
   01/01/2007 to 12/31/2007...........    $10.27       $10.77        17,675
   01/01/2008 to 12/31/2008...........    $10.77       $ 6.85        28,498
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.98        31,926
   01/01/2010 to 12/31/2010...........    $ 8.98       $12.00        35,544
   01/01/2011 to 12/31/2011...........    $12.00       $11.63        38,469
   01/01/2012 to 12/31/2012...........    $11.63       $12.77        36,443
   01/01/2013 to 12/31/2013...........    $12.77       $16.90        20,397
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.17         7,974
   01/01/2005 to 12/31/2005...........    $12.17       $12.70        98,277
   01/01/2006 to 12/31/2006...........    $12.70       $14.93        81,463
   01/01/2007 to 12/31/2007...........    $14.93       $13.80        92,509
   01/01/2008 to 12/31/2008...........    $13.80       $ 9.49       101,244
   01/01/2009 to 12/31/2009...........    $ 9.49       $11.80        80,252
   01/01/2010 to 12/31/2010...........    $11.80       $14.56        68,232
   01/01/2011 to 12/31/2011...........    $14.56       $13.40        58,191
   01/01/2012 to 12/31/2012...........    $13.40       $15.50        50,276
   01/01/2013 to 12/31/2013...........    $15.50       $20.85        20,189
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.41         1,537
   01/01/2005 to 12/31/2005...........    $11.41       $11.69         2,426
   01/01/2006 to 12/31/2006...........    $11.69       $12.87         7,958
   01/01/2007 to 12/31/2007...........    $12.87       $13.40       327,326
   01/01/2008 to 12/31/2008...........    $13.40       $ 9.71       307,338
   01/01/2009 to 12/31/2009...........    $ 9.71       $11.81       393,433
   01/01/2010 to 12/31/2010...........    $11.81       $12.89       354,147
   01/01/2011 to 12/31/2011...........    $12.89       $12.87       305,198
   01/01/2012 to 12/31/2012...........    $12.87       $14.30       266,784
   01/01/2013 to 12/31/2013...........    $14.30       $16.36       265,512

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.92         1,051
   01/01/2005 to 12/31/2005...........    $11.92       $12.32        11,774
   01/01/2006 to 12/31/2006...........    $12.32       $14.63        32,857
   01/01/2007 to 12/31/2007...........    $14.63       $13.81        80,467
   01/01/2008 to 12/31/2008...........    $13.81       $ 7.86        69,054
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.52        61,684
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.56        55,741
   01/01/2011 to 12/31/2011...........    $10.56       $10.17        45,969
   01/01/2012 to 12/31/2012...........    $10.17       $11.67        46,661
   01/01/2013 to 12/31/2013...........    $11.67       $14.82        36,039
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.62       $12.11           711
   01/01/2006 to 12/31/2006...........    $12.11       $12.52        35,319
   01/01/2007 to 12/31/2007...........    $12.52       $13.27        87,341
   01/01/2008 to 12/31/2008...........    $13.27       $ 7.72       150,031
   01/01/2009 to 12/31/2009...........    $ 7.72       $11.59       123,660
   01/01/2010 to 12/31/2010...........    $11.59       $13.14        99,546
   01/01/2011 to 12/31/2011...........    $13.14       $12.65        85,531
   01/01/2012 to 12/31/2012...........    $12.65       $14.56        79,086
   01/01/2013 to 12/31/2013...........    $14.56       $20.53        52,287
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2005 to 12/31/2005...........    $14.43       $18.56           646
   01/01/2006 to 12/31/2006...........    $18.56       $21.06         1,542
   01/01/2007 to 12/31/2007...........    $21.06       $28.97         1,224
   01/01/2008 to 12/31/2008...........    $28.97       $14.18        25,971
   01/01/2009 to 12/31/2009...........    $14.18       $20.74        26,927
   01/01/2010 to 12/31/2010...........    $20.74       $24.45        32,855
   01/01/2011 to 12/31/2011...........    $24.45       $20.37        24,308
   01/01/2012 to 12/31/2012...........    $20.37       $20.66        19,051
   01/01/2013 to 12/31/2013...........    $20.66       $23.34         8,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.00         9,975
   01/01/2005 to 12/31/2005...........    $11.00       $10.28       112,633
   01/01/2006 to 12/31/2006...........    $10.28       $10.70        86,626
   01/01/2007 to 12/31/2007...........    $10.70       $11.48        72,848
   01/01/2008 to 12/31/2008...........    $11.48       $10.97        62,683
   01/01/2009 to 12/31/2009...........    $10.97       $12.04        74,058
   01/01/2010 to 12/31/2010...........    $12.04       $12.46        60,518
   01/01/2011 to 12/31/2011...........    $12.46       $12.70        49,111
   01/01/2012 to 12/31/2012...........    $12.70       $13.09        40,834
   01/01/2013 to 12/31/2013...........    $13.09       $12.33         3,385
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.32             0
   01/01/2007 to 12/31/2007...........    $11.32       $12.14             0
   01/01/2008 to 12/31/2008...........    $12.14       $ 6.85       218,797
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.62       618,872
   01/01/2010 to 12/31/2010...........    $ 8.62       $ 9.67       422,372
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.14       344,904
   01/01/2012 to 12/31/2012...........    $ 9.14       $ 9.93       346,858
   01/01/2013 to 12/31/2013...........    $ 9.93       $11.72       140,277
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97         5,860
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.26       164,058
   01/01/2009 to 12/31/2009...........    $ 9.26       $10.12       149,997
   01/01/2010 to 12/31/2010...........    $10.12       $10.67        96,819
   01/01/2011 to 12/31/2011...........    $10.67       $11.08        75,584
   01/01/2012 to 12/31/2012...........    $11.08       $11.70        71,309
   01/01/2013 to 12/31/2013...........    $11.70       $11.28        75,086
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.40             0
   01/01/2006 to 12/31/2006...........    $11.40       $12.39            40
   01/01/2007 to 12/31/2007...........    $12.39       $13.47             0
   01/01/2008 to 12/31/2008...........    $13.47       $ 7.76             0
   01/01/2009 to 12/31/2009...........    $ 7.76       $10.63             0
   01/01/2010 to 07/16/2010...........    $10.63       $10.38             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2005 to 12/31/2005...........    $12.19       $13.85         2,385
   01/01/2006 to 12/31/2006...........    $13.85       $16.70         1,144
   01/01/2007 to 12/31/2007...........    $16.70       $18.80         1,030
   01/01/2008 to 12/31/2008...........    $18.80       $10.77        14,859
   01/01/2009 to 12/31/2009...........    $10.77       $12.22         6,479
   01/01/2010 to 07/16/2010...........    $12.22       $11.58             0
EVERGREEN VA OMEGA FUND
   01/01/2005 to 12/31/2005...........    $10.97       $11.15             0
   01/01/2006 to 12/31/2006...........    $11.15       $11.58             0
   01/01/2007 to 12/31/2007...........    $11.58       $12.69             0
   01/01/2008 to 12/31/2008...........    $12.69       $ 9.04           182
   01/01/2009 to 12/31/2009...........    $ 9.04       $12.75         5,641
   01/01/2010 to 07/16/2010...........    $12.75       $11.88             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.09        25,039
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 7.68        10,062
   01/01/2010 to 12/31/2010...........    $ 7.68       $ 8.94         8,419
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 7.80           617
   01/01/2012 to 12/31/2012...........    $ 7.80       $ 8.69         1,013
   01/01/2013 to 12/31/2013...........    $ 8.69       $11.16           310
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62       292,389
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.43       323,240
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.10       277,882
   01/01/2011 to 12/31/2011...........    $ 9.10       $ 8.76       211,348
   01/01/2012 to 09/21/2012...........    $ 8.76       $ 9.78             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.81       $12.74             0
   01/01/2006 to 12/31/2006...........    $12.74       $17.27           698
   01/01/2007 to 12/31/2007...........    $17.27       $19.16           754
   01/01/2008 to 12/31/2008...........    $19.16       $10.73        19,411
   01/01/2009 to 12/31/2009...........    $10.73       $14.82         6,283
   01/01/2010 to 12/31/2010...........    $14.82       $15.92         6,890
   01/01/2011 to 12/31/2011...........    $15.92       $14.42         4,679
   01/01/2012 to 12/31/2012...........    $14.42       $17.70         4,021
   01/01/2013 to 12/31/2013...........    $17.70       $19.81         1,475

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14         1,961
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.22             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.09         4,865
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.57         5,130
   01/01/2013 to 12/31/2013...........    $10.57       $13.56         2,681
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $11.69       $12.67           590
   01/01/2006 to 12/31/2006...........    $12.67       $14.41             0
   01/01/2007 to 12/31/2007...........    $14.41       $15.82             0
   01/01/2008 to 12/31/2008...........    $15.82       $ 8.04           385
   01/01/2009 to 12/31/2009...........    $ 8.04       $11.21         1,464
   01/01/2010 to 12/31/2010...........    $11.21       $13.59           468
   01/01/2011 to 04/29/2011...........    $13.59       $15.12             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $11.14       $11.55         1,521
   01/01/2006 to 12/31/2006...........    $11.55       $13.16         1,162
   01/01/2007 to 12/31/2007...........    $13.16       $10.02         1,385
   01/01/2008 to 12/31/2008...........    $10.02       $ 3.98        31,591
   01/01/2009 to 12/31/2009...........    $ 3.98       $ 4.96        25,843
   01/01/2010 to 12/31/2010...........    $ 4.96       $ 5.36        20,046
   01/01/2011 to 04/29/2011...........    $ 5.36       $ 5.65             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2005 to 12/31/2005...........    $11.43       $12.10           760
   01/01/2006 to 12/31/2006...........    $12.10       $12.47           871
   01/01/2007 to 12/31/2007...........    $12.47       $13.66           769
   01/01/2008 to 12/31/2008...........    $13.66       $ 9.54        19,062
   01/01/2009 to 12/31/2009...........    $ 9.54       $11.93        14,240
   01/01/2010 to 12/31/2010...........    $11.93       $12.30         7,700
   01/01/2011 to 12/31/2011...........    $12.30       $12.51         7,247
   01/01/2012 to 12/31/2012...........    $12.51       $14.81         6,573
   01/01/2013 to 12/31/2013...........    $14.81       $20.38         2,591

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74         2,473
   01/01/2013 to 12/31/2013...........    $ 9.74       $13.06         1,375
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.56             0
   01/01/2010 to 12/31/2010...........    $ 9.56       $11.35             0
   01/01/2011 to 12/31/2011...........    $11.35       $10.55             0
   01/01/2012 to 12/31/2012...........    $10.55       $11.50             0
   01/01/2013 to 12/31/2013...........    $11.50       $14.09             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.95             0
   01/01/2009 to 12/31/2009...........    $ 5.95       $ 6.82             0
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 8.70             0
   01/01/2011 to 12/31/2011...........    $ 8.70       $ 8.63             0
   01/01/2012 to 12/31/2012...........    $ 8.63       $ 9.55             0
   01/01/2013 to 12/31/2013...........    $ 9.55       $13.91             0
NVIT DEVELOPING MARKETS FUND
   01/01/2005 to 12/31/2005...........    $12.77       $16.44         2,568
   01/01/2006 to 12/31/2006...........    $16.44       $21.66         3,130
   01/01/2007 to 12/31/2007...........    $21.66       $30.43         3,881
   01/01/2008 to 12/31/2008...........    $30.43       $12.55        11,820
   01/01/2009 to 12/31/2009...........    $12.55       $19.94        16,602
   01/01/2010 to 12/31/2010...........    $19.94       $22.67        13,537
   01/01/2011 to 12/31/2011...........    $22.67       $17.22         8,349
   01/01/2012 to 12/31/2012...........    $17.22       $19.69         8,756
   01/01/2013 to 12/31/2013...........    $19.69       $19.28         2,889

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2005 to 12/31/2005...........    $10.15       $11.88           0
   01/01/2006 to 12/31/2006...........    $11.88       $16.20           0
   01/01/2007 to 12/31/2007...........    $16.20       $23.43         299
   01/01/2008 to 12/31/2008...........    $23.43       $11.28         248
   01/01/2009 to 12/31/2009...........    $11.28       $17.03         264
   01/01/2010 to 12/31/2010...........    $17.03       $18.99          69
   01/01/2011 to 12/31/2011...........    $18.99       $13.57          16
   01/01/2012 to 12/31/2012...........    $13.57       $15.34           0
   01/01/2013 to 12/31/2013...........    $15.34       $17.27           0
PROFUND VP BANKS
   01/01/2005 to 12/31/2005...........    $11.60       $11.34           0
   01/01/2006 to 12/31/2006...........    $11.34       $12.81           0
   01/01/2007 to 12/31/2007...........    $12.81       $ 9.12           0
   01/01/2008 to 12/31/2008...........    $ 9.12       $ 4.74          56
   01/01/2009 to 12/31/2009...........    $ 4.74       $ 4.44           0
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 4.71         971
   01/01/2011 to 12/31/2011...........    $ 4.71       $ 3.38           0
   01/01/2012 to 12/31/2012...........    $ 3.38       $ 4.41           0
   01/01/2013 to 12/31/2013...........    $ 4.41       $ 5.77           0
PROFUND VP BASIC MATERIALS
   01/01/2005 to 12/31/2005...........    $12.46       $12.49         319
   01/01/2006 to 12/31/2006...........    $12.49       $14.13           0
   01/01/2007 to 12/31/2007...........    $14.13       $18.07          32
   01/01/2008 to 12/31/2008...........    $18.07       $ 8.60           0
   01/01/2009 to 12/31/2009...........    $ 8.60       $13.66         832
   01/01/2010 to 12/31/2010...........    $13.66       $17.35         210
   01/01/2011 to 12/31/2011...........    $17.35       $14.24           0
   01/01/2012 to 12/31/2012...........    $14.24       $15.12           0
   01/01/2013 to 12/31/2013...........    $15.12       $17.54           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2005 to 12/31/2005...........    $ 8.16       $ 7.88            0
   01/01/2006 to 12/31/2006...........    $ 7.88       $ 7.14            0
   01/01/2007 to 12/31/2007...........    $ 7.14       $ 7.03            0
   01/01/2008 to 12/31/2008...........    $ 7.03       $ 9.63            0
   01/01/2009 to 12/31/2009...........    $ 9.63       $ 6.80        2,374
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 5.47        2,196
   01/01/2011 to 12/31/2011...........    $ 5.47       $ 4.88        3,067
   01/01/2012 to 12/31/2012...........    $ 4.88       $ 3.99        2,517
   01/01/2013 to 12/31/2013...........    $ 3.99       $ 2.87          354
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.27        1,158
   01/01/2005 to 12/31/2005...........    $11.27       $11.34        1,339
   01/01/2006 to 12/31/2006...........    $11.34       $12.62            0
   01/01/2007 to 12/31/2007...........    $12.62       $12.79            0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.80            0
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 9.50            0
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.47            0
   01/01/2011 to 12/31/2011...........    $10.47       $10.25            0
   01/01/2012 to 12/31/2012...........    $10.25       $11.43            0
   01/01/2013 to 12/31/2013...........    $11.43       $14.52            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.42       $11.14            0
   01/01/2006 to 12/31/2006...........    $11.14       $12.28            0
   01/01/2007 to 12/31/2007...........    $12.28       $12.94          572
   01/01/2008 to 12/31/2008...........    $12.94       $ 9.28            0
   01/01/2009 to 12/31/2009...........    $ 9.28       $11.05            0
   01/01/2010 to 12/31/2010...........    $11.05       $12.69          517
   01/01/2011 to 12/31/2011...........    $12.69       $13.29            0
   01/01/2012 to 12/31/2012...........    $13.29       $14.42            0
   01/01/2013 to 12/31/2013...........    $14.42       $18.14            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2005 to 12/31/2005...........    $10.71       $10.00            0
   01/01/2006 to 12/31/2006...........    $10.00       $10.96            0
   01/01/2007 to 12/31/2007...........    $10.96       $ 9.85            0
   01/01/2008 to 12/31/2008...........    $ 9.85       $ 6.61            0
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.47            0
   01/01/2010 to 12/31/2010...........    $ 8.47       $10.07            0
   01/01/2011 to 12/31/2011...........    $10.07       $10.40            0
   01/01/2012 to 12/31/2012...........    $10.40       $12.43            0
   01/01/2013 to 12/31/2013...........    $12.43       $17.02            0
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.41          562
   01/01/2005 to 12/31/2005...........    $12.41       $13.14            3
   01/01/2006 to 12/31/2006...........    $13.14       $15.11            0
   01/01/2007 to 12/31/2007...........    $15.11       $16.95          762
   01/01/2008 to 12/31/2008...........    $16.95       $ 9.29          254
   01/01/2009 to 12/31/2009...........    $ 9.29       $12.04           86
   01/01/2010 to 12/31/2010...........    $12.04       $12.09           21
   01/01/2011 to 12/31/2011...........    $12.09       $10.79           21
   01/01/2012 to 12/31/2012...........    $10.79       $12.31            0
   01/01/2013 to 12/31/2013...........    $12.31       $14.66            0
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.29       $11.49            0
   01/01/2006 to 12/31/2006...........    $11.49       $13.20        1,035
   01/01/2007 to 12/31/2007...........    $13.20       $10.45        1,035
   01/01/2008 to 12/31/2008...........    $10.45       $ 5.06            0
   01/01/2009 to 12/31/2009...........    $ 5.06       $ 5.70            0
   01/01/2010 to 12/31/2010...........    $ 5.70       $ 6.19            0
   01/01/2011 to 12/31/2011...........    $ 6.19       $ 5.22            0
   01/01/2012 to 12/31/2012...........    $ 5.22       $ 6.37            0
   01/01/2013 to 12/31/2013...........    $ 6.37       $ 8.24            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.67       $11.08            0
   01/01/2006 to 12/31/2006...........    $11.08       $11.42        1,145
   01/01/2007 to 12/31/2007...........    $11.42       $11.91        1,763
   01/01/2008 to 12/31/2008...........    $11.91       $ 8.83            0
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.33            0
   01/01/2010 to 12/31/2010...........    $10.33       $10.40            0
   01/01/2011 to 12/31/2011...........    $10.40       $11.21            0
   01/01/2012 to 12/31/2012...........    $11.21       $12.89            0
   01/01/2013 to 12/31/2013...........    $12.89       $17.64            0
PROFUND VP INDUSTRIALS
   01/01/2005 to 12/31/2005...........    $12.10       $12.14            0
   01/01/2006 to 12/31/2006...........    $12.14       $13.27            0
   01/01/2007 to 12/31/2007...........    $13.27       $14.51            0
   01/01/2008 to 12/31/2008...........    $14.51       $ 8.45            0
   01/01/2009 to 12/31/2009...........    $ 8.45       $10.27            0
   01/01/2010 to 12/31/2010...........    $10.27       $12.44        3,529
   01/01/2011 to 12/31/2011...........    $12.44       $11.97        1,867
   01/01/2012 to 12/31/2012...........    $11.97       $13.56        2,156
   01/01/2013 to 12/31/2013...........    $13.56       $18.35            0
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.37       $14.40          332
   01/01/2006 to 12/31/2006...........    $14.40       $15.62            0
   01/01/2007 to 12/31/2007...........    $15.62       $13.77            0
   01/01/2008 to 12/31/2008...........    $13.77       $ 7.97            0
   01/01/2009 to 12/31/2009...........    $ 7.97       $ 8.61            0
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 7.88            0
   01/01/2011 to 12/31/2011...........    $ 7.88       $ 6.28            0
   01/01/2012 to 12/31/2012...........    $ 6.28       $ 7.56            0
   01/01/2013 to 12/31/2013...........    $ 7.56       $10.98            0
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.37       $10.25            0
   01/01/2006 to 12/31/2006...........    $10.25       $10.94            0
   01/01/2007 to 12/31/2007...........    $10.94       $11.46        1,096
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.23          828
   01/01/2009 to 12/31/2009...........    $ 7.23       $ 9.18          280
   01/01/2010 to 12/31/2010...........    $ 9.18       $10.18           70
   01/01/2011 to 12/31/2011...........    $10.18       $10.28           69
   01/01/2012 to 12/31/2012...........    $10.28       $11.34            0
   01/01/2013 to 12/31/2013...........    $11.34       $14.51            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.45            0
   01/01/2006 to 12/31/2006...........    $10.45       $12.14            0
   01/01/2007 to 12/31/2007...........    $12.14       $11.90          858
   01/01/2008 to 12/31/2008...........    $11.90       $ 6.94          533
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.11          180
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 8.97           45
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 8.67           44
   01/01/2012 to 12/31/2012...........    $ 8.67       $ 9.79            0
   01/01/2013 to 12/31/2013...........    $ 9.79       $12.46            0
PROFUND VP MID-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $11.14       $12.13        1,252
   01/01/2006 to 12/31/2006...........    $12.13       $12.35            0
   01/01/2007 to 12/31/2007...........    $12.35       $13.51          310
   01/01/2008 to 12/31/2008...........    $13.51       $ 8.09          281
   01/01/2009 to 12/31/2009...........    $ 8.09       $10.96           95
   01/01/2010 to 12/31/2010...........    $10.96       $13.78           23
   01/01/2011 to 12/31/2011...........    $13.78       $13.10          292
   01/01/2012 to 12/31/2012...........    $13.10       $14.79            0
   01/01/2013 to 12/31/2013...........    $14.79       $18.90            0
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.23          216
   01/01/2005 to 12/31/2005...........    $12.23       $13.03            0
   01/01/2006 to 12/31/2006...........    $13.03       $14.32            0
   01/01/2007 to 12/31/2007...........    $14.32       $14.16          947
   01/01/2008 to 12/31/2008...........    $14.16       $ 8.83          928
   01/01/2009 to 12/31/2009...........    $ 8.83       $11.31           75
   01/01/2010 to 12/31/2010...........    $11.31       $13.34           19
   01/01/2011 to 12/31/2011...........    $13.34       $12.55           19
   01/01/2012 to 12/31/2012...........    $12.55       $14.32            0
   01/01/2013 to 12/31/2013...........    $14.32       $18.53            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.94        2,991
   01/01/2005 to 12/31/2005...........    $10.94       $10.73            0
   01/01/2006 to 12/31/2006...........    $10.73       $11.08        1,232
   01/01/2007 to 12/31/2007...........    $11.08       $12.75        1,232
   01/01/2008 to 12/31/2008...........    $12.75       $ 7.18            0
   01/01/2009 to 12/31/2009...........    $ 7.18       $10.69            0
   01/01/2010 to 12/31/2010...........    $10.69       $12.37            0
   01/01/2011 to 12/31/2011...........    $12.37       $12.29            0
   01/01/2012 to 12/31/2012...........    $12.29       $13.98            0
   01/01/2013 to 12/31/2013...........    $13.98       $18.38            0
PROFUND VP OIL & GAS
   01/01/2005 to 12/31/2005...........    $13.83       $17.77          350
   01/01/2006 to 12/31/2006...........    $17.77       $20.99          389
   01/01/2007 to 12/31/2007...........    $20.99       $27.22          399
   01/01/2008 to 12/31/2008...........    $27.22       $16.80          336
   01/01/2009 to 12/31/2009...........    $16.80       $19.00          329
   01/01/2010 to 12/31/2010...........    $19.00       $21.90          343
   01/01/2011 to 12/31/2011...........    $21.90       $21.93            0
   01/01/2012 to 12/31/2012...........    $21.93       $22.09            0
   01/01/2013 to 12/31/2013...........    $22.09       $26.83            0
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.45       $ 8.90            0
   01/01/2006 to 12/31/2006...........    $ 8.90       $ 9.78            0
   01/01/2007 to 12/31/2007...........    $ 9.78       $ 9.79        1,103
   01/01/2008 to 12/31/2008...........    $ 9.79       $ 7.72            0
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 8.83            0
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 8.69            0
   01/01/2011 to 12/31/2011...........    $ 8.69       $ 9.88            0
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.82            0
   01/01/2013 to 12/31/2013...........    $10.82       $13.94            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   01/01/2005 to 12/31/2005...........    $10.19       $12.60           20
   01/01/2006 to 12/31/2006...........    $12.60       $13.25          819
   01/01/2007 to 12/31/2007...........    $13.25       $15.88           19
   01/01/2008 to 12/31/2008...........    $15.88       $10.77           19
   01/01/2009 to 12/31/2009...........    $10.77       $14.26           19
   01/01/2010 to 12/31/2010...........    $14.26       $18.56           19
   01/01/2011 to 12/31/2011...........    $18.56       $14.68           19
   01/01/2012 to 12/31/2012...........    $14.68       $12.28           59
   01/01/2013 to 12/31/2013...........    $12.28       $ 7.46            0
PROFUND VP REAL ESTATE
   01/01/2005 to 12/31/2005...........    $13.09       $13.68            0
   01/01/2006 to 12/31/2006...........    $13.68       $17.74           36
   01/01/2007 to 12/31/2007...........    $17.74       $13.96          118
   01/01/2008 to 12/31/2008...........    $13.96       $ 8.03            0
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.05            0
   01/01/2010 to 12/31/2010...........    $10.05       $12.27            0
   01/01/2011 to 12/31/2011...........    $12.27       $12.58        1,510
   01/01/2012 to 12/31/2012...........    $12.58       $14.43            0
   01/01/2013 to 12/31/2013...........    $14.43       $14.14            0
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.32          307
   01/01/2005 to 12/31/2005...........    $ 8.32       $ 7.51            4
   01/01/2006 to 12/31/2006...........    $ 7.51       $ 8.09            0
   01/01/2007 to 12/31/2007...........    $ 8.09       $ 7.51            0
   01/01/2008 to 12/31/2008...........    $ 7.51       $ 4.56            0
   01/01/2009 to 12/31/2009...........    $ 4.56       $ 5.90            0
   01/01/2010 to 12/31/2010...........    $ 5.90       $ 4.85            0
   01/01/2011 to 12/31/2011...........    $ 4.85       $ 2.97            0
   01/01/2012 to 12/31/2012...........    $ 2.97       $ 2.70            0
   01/01/2013 to 12/31/2013...........    $ 2.70       $ 3.08            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.26       $ 8.15            0
   01/01/2006 to 12/31/2006...........    $ 8.15       $ 7.87            0
   01/01/2007 to 12/31/2007...........    $ 7.87       $ 6.82            0
   01/01/2008 to 12/31/2008...........    $ 6.82       $ 9.89        3,470
   01/01/2009 to 12/31/2009...........    $ 9.89       $ 5.74        3,470
   01/01/2010 to 12/31/2010...........    $ 5.74       $ 4.43        3,470
   01/01/2011 to 12/31/2011...........    $ 4.43       $ 3.88            0
   01/01/2012 to 12/31/2012...........    $ 3.88       $ 3.09            0
   01/01/2013 to 12/31/2013...........    $ 3.09       $ 2.13            0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.25          938
   01/01/2005 to 12/31/2005...........    $12.25       $12.90          617
   01/01/2006 to 12/31/2006...........    $12.90       $13.72          681
   01/01/2007 to 12/31/2007...........    $13.72       $13.97          738
   01/01/2008 to 12/31/2008...........    $13.97       $ 9.02          662
   01/01/2009 to 12/31/2009...........    $ 9.02       $11.15          722
   01/01/2010 to 12/31/2010...........    $11.15       $13.72          667
   01/01/2011 to 12/31/2011...........    $13.72       $13.60            0
   01/01/2012 to 12/31/2012...........    $13.60       $14.98            0
   01/01/2013 to 12/31/2013...........    $14.98       $20.60            0
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.55          974
   01/01/2005 to 12/31/2005...........    $12.55       $12.78           33
   01/01/2006 to 12/31/2006...........    $12.78       $14.69           33
   01/01/2007 to 12/31/2007...........    $14.69       $13.34            0
   01/01/2008 to 12/31/2008...........    $13.34       $ 9.05            0
   01/01/2009 to 12/31/2009...........    $ 9.05       $10.67            0
   01/01/2010 to 12/31/2010...........    $10.67       $12.76            0
   01/01/2011 to 12/31/2011...........    $12.76       $11.98            0
   01/01/2012 to 12/31/2012...........    $11.98       $13.62            0
   01/01/2013 to 12/31/2013...........    $13.62       $18.36            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2005 to 12/31/2005...........    $12.56       $11.48            0
   01/01/2006 to 12/31/2006...........    $11.48       $15.09           34
   01/01/2007 to 12/31/2007...........    $15.09       $16.01            0
   01/01/2008 to 12/31/2008...........    $16.01       $10.28            0
   01/01/2009 to 12/31/2009...........    $10.28       $10.80            0
   01/01/2010 to 12/31/2010...........    $10.80       $12.23            0
   01/01/2011 to 12/31/2011...........    $12.23       $12.20            0
   01/01/2012 to 12/31/2012...........    $12.20       $13.92            0
   01/01/2013 to 12/31/2013...........    $13.92       $15.27            0
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.82       $11.55            0
   01/01/2006 to 12/31/2006...........    $11.55       $10.79            0
   01/01/2007 to 12/31/2007...........    $10.79       $11.63          842
   01/01/2008 to 12/31/2008...........    $11.63       $17.05          298
   01/01/2009 to 12/31/2009...........    $17.05       $11.25           45
   01/01/2010 to 12/31/2010...........    $11.25       $12.13           11
   01/01/2011 to 12/31/2011...........    $12.13       $17.04           11
   01/01/2012 to 12/31/2012...........    $17.04       $16.84            0
   01/01/2013 to 12/31/2013...........    $16.84       $13.34            0
PROFUND VP ULTRAMID-CAP
   01/01/2005 to 12/31/2005...........    $13.88       $16.02        4,126
   01/01/2006 to 12/31/2006...........    $16.02       $17.36        3,643
   01/01/2007 to 12/31/2007...........    $17.36       $18.00        4,208
   01/01/2008 to 12/31/2008...........    $18.00       $ 5.73        3,539
   01/01/2009 to 12/31/2009...........    $ 5.73       $ 9.30        5,011
   01/01/2010 to 12/31/2010...........    $ 9.30       $13.63        4,005
   01/01/2011 to 12/31/2011...........    $13.63       $11.52        3,532
   01/01/2012 to 12/31/2012...........    $11.52       $14.95          294
   01/01/2013 to 12/31/2013...........    $14.95       $24.97          293
PROFUND VP UTILITIES
   01/01/2005 to 12/31/2005...........    $12.53       $13.87           32
   01/01/2006 to 12/31/2006...........    $13.87       $16.19          451
   01/01/2007 to 12/31/2007...........    $16.19       $18.35          958
   01/01/2008 to 12/31/2008...........    $18.35       $12.45          488
   01/01/2009 to 12/31/2009...........    $12.45       $13.50          448
   01/01/2010 to 12/31/2010...........    $13.50       $14.00          447
   01/01/2011 to 12/31/2011...........    $14.00       $16.11          449
   01/01/2012 to 12/31/2012...........    $16.11       $15.79          448
   01/01/2013 to 12/31/2013...........    $15.79       $17.52            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.53       $11.99             0
   01/01/2006 to 12/31/2006...........    $11.99       $14.21             0
   01/01/2007 to 12/31/2007...........    $14.21       $16.63         1,573
   01/01/2008 to 12/31/2008...........    $16.63       $ 8.09         1,858
   01/01/2009 to 12/31/2009...........    $ 8.09       $10.87           107
   01/01/2010 to 12/31/2010...........    $10.87       $12.13            95
   01/01/2011 to 12/31/2011...........    $12.13       $10.10           132
   01/01/2012 to 12/31/2012...........    $10.10       $12.11             0
   01/01/2013 to 12/31/2013...........    $12.11       $14.09             0
S&P TARGET 24 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.71       $10.93             0
   01/01/2006 to 12/31/2006...........    $10.93       $11.01             0
   01/01/2007 to 12/31/2007...........    $11.01       $11.23             0
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.92           330
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 8.82         5,277
   01/01/2010 to 12/31/2010...........    $ 8.82       $10.30           520
   01/01/2011 to 12/31/2011...........    $10.30       $10.95           362
   01/01/2012 to 12/31/2012...........    $10.95       $11.73           314
   01/01/2013 to 12/31/2013...........    $11.73       $16.33           163
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.29        16,433
   01/01/2005 to 12/31/2005...........    $11.29       $11.85        18,248
   01/01/2006 to 12/31/2006...........    $11.85       $12.94        13,278
   01/01/2007 to 12/31/2007...........    $12.94       $13.87        13,273
   01/01/2008 to 12/31/2008...........    $13.87       $ 7.49         3,288
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.29           826
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.66           687
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.30            82
   01/01/2012 to 12/31/2012...........    $ 9.30       $10.29            65
   01/01/2013 to 12/31/2013...........    $10.29       $13.68            83

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2005 to 12/31/2005...........    $10.45       $ 9.90            0
   01/01/2006 to 12/31/2006...........    $ 9.90       $12.17           37
   01/01/2007 to 12/31/2007...........    $12.17       $11.99            0
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.39            0
   01/01/2009 to 12/31/2009...........    $ 8.39       $ 9.36          663
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.70          357
   01/01/2011 to 12/31/2011...........    $10.70       $11.29          323
   01/01/2012 to 12/31/2012...........    $11.29       $12.24          315
   01/01/2013 to 12/31/2013...........    $12.24       $15.68          297
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.73        2,878
   01/01/2006 to 12/31/2006...........    $ 9.73       $11.25            0
   01/01/2007 to 12/31/2007...........    $11.25       $11.14            0
   01/01/2008 to 12/31/2008...........    $11.14       $ 6.48          841
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.24        7,821
   01/01/2010 to 12/31/2010...........    $ 7.24       $ 8.26        1,000
   01/01/2011 to 12/31/2011...........    $ 8.26       $ 8.57          851
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 8.86        2,310
   01/01/2013 to 12/31/2013...........    $ 8.86       $11.12          625
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54            0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.76            0
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 6.08            0
   01/01/2011 to 12/31/2011...........    $ 6.08       $ 4.48            0
   01/01/2012 to 12/31/2012...........    $ 4.48       $ 5.32            0
   01/01/2013 to 12/31/2013...........    $ 5.32       $ 6.85            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2005 to 12/31/2005...........    $11.67       $12.04            0
   01/01/2006 to 12/31/2006...........    $12.04       $13.97            0
   01/01/2007 to 12/31/2007...........    $13.97       $14.06            0
   01/01/2008 to 12/31/2008...........    $14.06       $ 8.74            0
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.00            0
   01/01/2010 to 07/16/2010...........    $10.00       $ 9.59            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.60       $13.99        4,650
   01/01/2011 to 12/31/2011...........    $13.99       $11.95        5,298
   01/01/2012 to 12/31/2012...........    $11.95       $13.30        2,504
   01/01/2013 to 12/31/2013...........    $13.30       $15.61        1,565
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.59       $11.15            0
   01/01/2011 to 12/31/2011...........    $11.15       $10.68          260
   01/01/2012 to 12/31/2012...........    $10.68       $12.49           29
   01/01/2013 to 12/31/2013...........    $12.49       $15.93           16
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.88       $14.95        3,585
   01/01/2011 to 12/31/2011...........    $14.95       $13.85        2,342
   01/01/2012 to 12/31/2012...........    $13.85       $16.37        3,084
   01/01/2013 to 12/31/2013...........    $16.37       $22.48        1,009
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.22            0
   01/01/2011 to 12/31/2011...........    $12.22       $11.45            0
   01/01/2012 to 12/31/2012...........    $11.45       $12.11            0
   01/01/2013 to 12/31/2013...........    $12.11       $17.86            0



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND
           HAV 40 BPS OR GRO PLUS 2008 60 BPS AND HAV 40 BPS (2.25%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $10.01       $12.34               0
   01/01/2010 to 12/31/2010...........    $12.34       $14.04               0
   01/01/2011 to 12/31/2011...........    $14.04       $14.10               0
   01/01/2012 to 12/31/2012...........    $14.10       $15.73               0
   01/01/2013 to 12/31/2013...........    $15.73       $16.92               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.77       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012...........    $ 9.85       $10.84      57,128,002
   01/01/2013 to 12/31/2013...........    $10.84       $11.65      50,094,174
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.78       $ 9.61      28,706,289
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.68      30,055,291
   01/01/2011 to 12/31/2011...........    $10.68       $10.45      25,000,590
   01/01/2012 to 12/31/2012...........    $10.45       $11.61      25,101,059
   01/01/2013 to 12/31/2013...........    $11.61       $13.23      24,024,892
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.13       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012...........    $ 8.53       $ 9.25               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.08       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011...........    $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012...........    $10.28       $11.31      27,966,738
   01/01/2013 to 12/31/2013...........    $11.31       $13.00      25,877,571

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.13         780,622
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.99       1,253,385
   01/01/2013 to 12/31/2013...........    $ 9.99       $10.82       1,726,168
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.46         529,724
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $10.94       $10.96       1,375,798
   01/01/2010 to 12/31/2010...........    $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011...........    $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012...........    $12.18       $12.27         878,447
   01/01/2013 to 12/31/2013...........    $12.27       $11.95         424,824
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.67       $ 9.34         301,692
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011...........    $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012...........    $10.81       $11.01       2,714,415
   01/01/2013 to 12/31/2013...........    $11.01       $10.69         806,728
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011...........    $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012...........    $11.67       $11.99       8,777,912
   01/01/2013 to 12/31/2013...........    $11.99       $11.48       2,697,907
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $11.30       $11.01         648,900
   01/01/2010 to 12/31/2010...........    $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011...........    $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012...........    $13.28       $13.72      11,790,403
   01/01/2013 to 12/31/2013...........    $13.72       $12.99       4,617,331

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $11.26       $10.87         975,406
   01/01/2010 to 12/31/2010...........    $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011...........    $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012...........    $13.42       $13.88       5,116,240
   01/01/2013 to 12/31/2013...........    $13.88       $12.92       2,901,825
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.36       $ 8.75          23,608
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011...........    $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012...........    $11.10       $11.53          92,420
   01/01/2013 to 12/31/2013...........    $11.53       $10.54       7,694,304
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011...........    $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012...........    $12.89       $13.45       7,323,210
   01/01/2013 to 12/31/2013...........    $13.45       $12.23         927,728
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012...........    $11.97       $12.38       9,408,401
   01/01/2013 to 12/31/2013...........    $12.38       $10.92       1,386,073
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.35       3,237,048
   01/01/2013 to 12/31/2013...........    $10.35       $ 9.09      14,801,913
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.71       6,630,745
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012...........    $ 9.82       $10.91      79,395,120
   01/01/2013 to 12/31/2013...........    $10.91       $13.09      79,105,525

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.60          26,928
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.00       $13.57         335,750
   01/01/2010 to 12/31/2010...........    $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011...........    $17.07       $17.79         219,652
   01/01/2012 to 12/31/2012...........    $17.79       $20.05         251,456
   01/01/2013 to 12/31/2013...........    $20.05       $20.22         222,435
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.65       1,227,792
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.79       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010...........    $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011...........    $11.43       $ 9.71       3,304,315
   01/01/2012 to 12/31/2012...........    $ 9.71       $11.39       2,853,534
   01/01/2013 to 12/31/2013...........    $11.39       $15.68       2,397,251
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.07       $ 8.43       2,259,311
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.33       2,753,772
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.90       2,749,169
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.88       2,841,155
   01/01/2013 to 12/31/2013...........    $ 9.88       $11.52       2,926,848
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.06       $ 8.66      25,641,694
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.68      27,635,371
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.32      23,184,216
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.08      21,922,626
   01/01/2013 to 12/31/2013...........    $10.08       $11.31      19,964,859
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.70       5,517,070
   01/01/2013 to 12/31/2013...........    $10.70       $13.02       4,684,854

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.77       1,637,390
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.70       $ 8.05          70,669
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.46         218,068
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 8.78          99,905
   01/01/2012 to 12/31/2012...........    $ 8.78       $10.88         126,250
   01/01/2013 to 12/31/2013...........    $10.88       $11.10         140,444
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 3.61       $ 4.60       1,703,399
   01/01/2010 to 12/31/2010...........    $ 4.60       $ 4.96       1,214,669
   01/01/2011 to 12/31/2011...........    $ 4.96       $ 4.66         690,992
   01/01/2012 to 12/31/2012...........    $ 4.66       $ 5.46         720,641
   01/01/2013 to 12/31/2013...........    $ 5.46       $ 6.92         665,729
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.26       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012...........    $ 8.90       $10.41      10,262,995
   01/01/2013 to 12/31/2013...........    $10.41       $13.60       8,689,937
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 3.49       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010...........    $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 5.19       3,140,160
   01/01/2012 to 12/31/2012...........    $ 5.19       $ 6.07       3,004,326
   01/01/2013 to 12/31/2013...........    $ 6.07       $ 7.85       2,696,246
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.69       $ 9.08       4,079,583
   01/01/2010 to 12/31/2010...........    $ 9.08       $ 9.91       4,803,274
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.63       3,645,383
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.37       3,718,760
   01/01/2013 to 12/31/2013...........    $10.37       $11.13       3,112,862
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $14.83       $18.99         152,310
   01/01/2010 to 12/31/2010...........    $18.99       $23.53         278,005
   01/01/2011 to 12/31/2011...........    $23.53       $23.30         145,006
   01/01/2012 to 12/31/2012...........    $23.30       $26.35         152,708
   01/01/2013 to 12/31/2013...........    $26.35       $35.75         270,835
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.57       $ 9.55         955,597
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011...........    $10.50       $10.21         930,254
   01/01/2012 to 12/31/2012...........    $10.21       $11.32         944,041
   01/01/2013 to 12/31/2013...........    $11.32       $14.89         723,861

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.50       $11.85         795,835
   01/01/2010 to 12/31/2010...........    $11.85       $13.15       1,105,972
   01/01/2011 to 12/31/2011...........    $13.15       $13.26         726,173
   01/01/2012 to 12/31/2012...........    $13.26       $14.76         739,423
   01/01/2013 to 12/31/2013...........    $14.76       $15.47         468,596
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.15       $15.87       5,162,536
   01/01/2010 to 12/31/2010...........    $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011...........    $17.76       $15.12       4,477,136
   01/01/2012 to 12/31/2012...........    $15.12       $17.79       3,891,676
   01/01/2013 to 12/31/2013...........    $17.79       $20.70       3,800,682
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.76       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010...........    $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 6.91       2,224,758
   01/01/2012 to 12/31/2012...........    $ 6.91       $ 7.88       2,382,592
   01/01/2013 to 12/31/2013...........    $ 7.88       $ 9.20       2,248,809
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.93       $11.86         315,474
   01/01/2010 to 12/31/2010...........    $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011...........    $12.85       $14.13       1,389,924
   01/01/2012 to 12/31/2012...........    $14.13       $15.11         740,615
   01/01/2013 to 12/31/2013...........    $15.11       $14.30         401,220
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.01       $ 8.54       2,955,116
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.50       4,214,114
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 9.23       4,056,199
   01/01/2012 to 12/31/2012...........    $ 9.23       $10.25       3,777,976
   01/01/2013 to 12/31/2013...........    $10.25       $11.65       3,647,582
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.22       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011...........    $ 8.74       $ 7.76         828,367
   01/01/2012 to 12/31/2012...........    $ 7.76       $ 9.25         957,141
   01/01/2013 to 12/31/2013...........    $ 9.25       $10.43         725,002
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.57       $ 9.91      16,862,953
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.39      14,390,403
   01/01/2011 to 12/31/2011...........    $10.39       $10.18      11,488,876
   01/01/2012 to 12/31/2012...........    $10.18       $11.02      11,036,008
   01/01/2013 to 12/31/2013...........    $11.02       $11.96       9,644,359

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28           2,718
   01/01/2010 to 12/31/2010...........    $10.28       $11.19          66,303
   01/01/2011 to 12/31/2011...........    $11.19       $11.01          59,147
   01/01/2012 to 12/31/2012...........    $11.01       $12.40          88,918
   01/01/2013 to 12/31/2013...........    $12.40       $16.54          83,391
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29           1,947
   01/01/2010 to 12/31/2010...........    $10.29       $11.44          69,387
   01/01/2011 to 12/31/2011...........    $11.44       $10.53         160,188
   01/01/2012 to 12/31/2012...........    $10.53       $11.65         180,219
   01/01/2013 to 12/31/2013...........    $11.65       $14.97         162,864
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.90       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010...........    $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011...........    $ 8.25       $ 7.73       4,506,463
   01/01/2012 to 12/31/2012...........    $ 7.73       $ 8.83       4,545,454
   01/01/2013 to 12/31/2013...........    $ 8.83       $12.07       4,488,390
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.24       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010...........    $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012...........    $ 8.99       $ 9.86      13,995,736
   01/01/2013 to 12/31/2013...........    $ 9.86       $13.17      11,607,162
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.00       $13.23       2,831,230
   01/01/2010 to 12/31/2010...........    $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011...........    $14.66       $15.79       2,014,193
   01/01/2012 to 12/31/2012...........    $15.79       $16.35       1,924,443
   01/01/2013 to 12/31/2013...........    $16.35       $15.66       1,980,114
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.96       $11.88         567,835
   01/01/2010 to 12/31/2010...........    $11.88       $13.01         483,477
   01/01/2011 to 12/31/2011...........    $13.01       $12.32         303,934
   01/01/2012 to 12/31/2012...........    $12.32       $14.82         422,214
   01/01/2013 to 12/31/2013...........    $14.82       $18.49       1,295,919
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.26       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011...........    $ 7.02       $ 6.82       2,244,120
   01/01/2012 to 12/31/2012...........    $ 6.82       $ 7.81       2,554,207
   01/01/2013 to 12/31/2013...........    $ 7.81       $10.44       1,927,045

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17          2,038
   01/01/2013 to 12/31/2013...........    $10.17       $13.38         77,680
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.99       $10.58        511,219
   01/01/2010 to 12/31/2010...........    $10.58       $12.78      1,099,827
   01/01/2011 to 12/31/2011...........    $12.78       $12.06        585,815
   01/01/2012 to 12/31/2012...........    $12.06       $13.96        602,157
   01/01/2013 to 12/31/2013...........    $13.96       $18.07        542,756
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.47       $10.32      3,829,439
   01/01/2010 to 12/31/2010...........    $10.32       $10.09      3,509,980
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.86      2,513,603
   01/01/2012 to 12/31/2012...........    $ 9.86       $ 9.64      1,652,100
   01/01/2013 to 12/31/2013...........    $ 9.64       $ 9.43        856,838
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.97       $14.84      2,033,956
   01/01/2010 to 12/31/2010...........    $14.84       $17.90      1,807,620
   01/01/2011 to 12/31/2011...........    $17.90       $17.07      1,391,570
   01/01/2012 to 12/31/2012...........    $17.07       $19.54      1,265,150
   01/01/2013 to 12/31/2013...........    $19.54       $27.12      1,148,147
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          4,165
   01/01/2012 to 12/31/2012...........    $10.06       $10.31        329,733
   01/01/2013 to 12/31/2013...........    $10.31       $ 9.80        118,330
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.73       $ 7.09        649,456
   01/01/2010 to 12/31/2010...........    $ 7.09       $ 8.92        978,075
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.87        702,733
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.74        851,665
   01/01/2013 to 12/31/2013...........    $ 9.74       $12.63      1,608,579
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.71       $ 5.71        232,172
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 6.71        304,468
   01/01/2011 to 04/29/2011...........    $ 6.71       $ 7.51              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.28       1,342,661
   01/01/2013 to 12/31/2013...........    $10.28       $11.95       1,330,658
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.16       $ 9.05         557,293
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.81       1,043,494
   01/01/2011 to 12/31/2011...........    $10.81       $ 8.43         371,919
   01/01/2012 to 12/31/2012...........    $ 8.43       $ 9.71         363,440
   01/01/2013 to 12/31/2013...........    $ 9.71       $ 9.52         245,395
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $12.43       $13.02       7,445,388
   01/01/2010 to 12/31/2010...........    $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011...........    $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012...........    $13.22       $13.53       5,727,313
   01/01/2013 to 12/31/2013...........    $13.53       $12.94       5,935,675
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.86       $15.32      10,035,432
   01/01/2010 to 12/31/2010...........    $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011...........    $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012...........    $16.27       $17.39       8,501,917
   01/01/2013 to 12/31/2013...........    $17.39       $16.68       7,966,223
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.98       $10.39      39,603,313
   01/01/2010 to 12/31/2010...........    $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011...........    $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012...........    $11.09       $11.96      38,896,095
   01/01/2013 to 12/31/2013...........    $11.96       $12.77      28,415,848
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         354,554
   01/01/2012 to 12/31/2012...........    $10.06       $10.53          87,533
   01/01/2013 to 12/31/2013...........    $10.53       $10.06         108,451

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.11      33,343,551
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.43      36,130,309
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 8.65      29,569,330
   01/01/2012 to 12/31/2012...........    $ 8.65       $ 9.54      28,016,813
   01/01/2013 to 12/31/2013...........    $ 9.54       $10.92      25,282,194
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.36       $ 6.80         393,269
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 7.65         483,015
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 7.74         442,995
   01/01/2012 to 12/31/2012...........    $ 7.74       $ 8.99         570,731
   01/01/2013 to 12/31/2013...........    $ 8.99       $11.63         406,718
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86          29,403
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.80         248,767
   01/01/2013 to 12/31/2013...........    $ 9.80       $11.73         444,569
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.21       $ 8.57       3,975,651
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.37       5,406,914
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 9.00       4,727,624
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.70       4,685,920
   01/01/2013 to 12/31/2013...........    $ 9.70       $10.66       3,760,110
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.36       $ 9.03       3,018,362
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.09       4,112,813
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.63       3,677,069
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.91       4,089,262
   01/01/2013 to 12/31/2013...........    $10.91       $12.59       4,474,896

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.14       $ 9.99       8,000,192
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.92      13,274,208
   01/01/2011 to 12/31/2011...........    $10.92       $10.32       9,628,538
   01/01/2012 to 12/31/2012...........    $10.32       $11.21       9,469,366
   01/01/2013 to 12/31/2013...........    $11.21       $12.53       7,377,022
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.10       $14.55         668,952
   01/01/2010 to 12/31/2010...........    $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011...........    $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012...........    $18.79       $20.60         573,869
   01/01/2013 to 12/31/2013...........    $20.60       $27.22         508,770
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $11.79       $15.28       3,254,555
   01/01/2010 to 12/31/2010...........    $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011...........    $18.82       $17.29       2,484,653
   01/01/2012 to 12/31/2012...........    $17.29       $19.98       2,219,180
   01/01/2013 to 12/31/2013...........    $19.98       $26.83       1,906,166
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.68       $11.69      11,957,974
   01/01/2010 to 12/31/2010...........    $11.69       $12.75      13,631,064
   01/01/2011 to 12/31/2011...........    $12.75       $12.71      12,152,747
   01/01/2012 to 12/31/2012...........    $12.71       $14.10      13,448,271
   01/01/2013 to 12/31/2013...........    $14.10       $16.10      14,623,778
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.35       $ 9.38       3,819,071
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.38       3,742,939
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.98       3,116,748
   01/01/2012 to 12/31/2012...........    $ 9.98       $11.44       3,429,042
   01/01/2013 to 12/31/2013...........    $11.44       $14.50       3,074,463

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.86       $ 6.40      9,157,180
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 7.24      8,869,616
   01/01/2011 to 12/31/2011...........    $ 7.24       $ 6.96      6,383,742
   01/01/2012 to 12/31/2012...........    $ 6.96       $ 8.00      5,841,181
   01/01/2013 to 12/31/2013...........    $ 8.00       $11.27      6,683,387
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $15.40       $20.54        479,835
   01/01/2010 to 12/31/2010...........    $20.54       $24.18        624,332
   01/01/2011 to 12/31/2011...........    $24.18       $20.11        353,699
   01/01/2012 to 12/31/2012...........    $20.11       $20.37        293,997
   01/01/2013 to 12/31/2013...........    $20.37       $22.98        181,940
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $13.79       $15.27      2,184,589
   01/01/2010 to 12/31/2010...........    $15.27       $15.78      2,318,146
   01/01/2011 to 12/31/2011...........    $15.78       $16.06      1,633,647
   01/01/2012 to 12/31/2012...........    $16.06       $16.52      1,630,360
   01/01/2013 to 12/31/2013...........    $16.52       $15.54      1,781,434
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.76       $ 8.56      1,598,005
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.60      1,997,421
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.06      1,672,695
   01/01/2012 to 12/31/2012...........    $ 9.06       $ 9.83      2,234,971
   01/01/2013 to 12/31/2013...........    $ 9.83       $11.58      3,669,386
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.37       $10.08      3,504,626
   01/01/2010 to 12/31/2010...........    $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011...........    $10.62       $11.01      3,326,989
   01/01/2012 to 12/31/2012...........    $11.01       $11.61      3,229,309
   01/01/2013 to 12/31/2013...........    $11.61       $11.18      4,743,456

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.40       $10.55         18,055
   01/01/2010 to 07/16/2010...........    $10.55       $10.30              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $ 9.74       $12.33         94,271
   01/01/2010 to 07/16/2010...........    $12.33       $11.68              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 8.35       $10.83         50,099
   01/01/2010 to 07/16/2010...........    $10.83       $10.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.83       $ 7.66         69,420
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.90         69,413
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 7.75         21,359
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 8.63         29,699
   01/01/2013 to 12/31/2013...........    $ 8.63       $11.06          9,424
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.61       $ 8.41      4,989,742
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.06      8,310,248
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.71      5,866,214
   01/01/2012 to 09/21/2012...........    $ 8.71       $ 9.72              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.21       $14.69         91,281
   01/01/2010 to 12/31/2010...........    $14.69       $15.76         65,815
   01/01/2011 to 12/31/2011...........    $15.76       $14.25         31,729
   01/01/2012 to 12/31/2012...........    $14.25       $17.46         41,689
   01/01/2013 to 12/31/2013...........    $17.46       $19.52         22,543
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14         17,087
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.20              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08        26,832
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.54        22,517
   01/01/2013 to 12/31/2013...........    $10.54       $13.50        58,273
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.49       $11.11        78,524
   01/01/2010 to 12/31/2010...........    $11.11       $13.44       116,965
   01/01/2011 to 04/29/2011...........    $13.44       $14.94             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 3.52       $ 4.92       237,725
   01/01/2010 to 12/31/2010...........    $ 4.92       $ 5.30       153,812
   01/01/2011 to 04/29/2011...........    $ 5.30       $ 5.58             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.23       $11.81        37,731
   01/01/2010 to 12/31/2010...........    $11.81       $12.16        40,741
   01/01/2011 to 12/31/2011...........    $12.16       $12.36        13,976
   01/01/2012 to 12/31/2012...........    $12.36       $14.60        18,372
   01/01/2013 to 12/31/2013...........    $14.60       $20.06        10,123
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.73        17,085
   01/01/2013 to 12/31/2013...........    $ 9.73       $13.03         9,944
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 7.20       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.31             0
   01/01/2011 to 12/31/2011...........    $11.31       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $11.42             0
   01/01/2013 to 12/31/2013...........    $11.42       $13.97             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.86       $ 6.80             0
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 8.67             0
   01/01/2011 to 12/31/2011...........    $ 8.67       $ 8.58             0
   01/01/2012 to 12/31/2012...........    $ 8.58       $ 9.48             0
   01/01/2013 to 12/31/2013...........    $ 9.48       $13.79             0
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $13.79       $19.75       409,771
   01/01/2010 to 12/31/2010...........    $19.75       $22.42       289,917
   01/01/2011 to 12/31/2011...........    $22.42       $17.00        78,098
   01/01/2012 to 12/31/2012...........    $17.00       $19.41       107,223
   01/01/2013 to 12/31/2013...........    $19.41       $18.98        54,787
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $12.30       $16.87        26,367
   01/01/2010 to 12/31/2010...........    $16.87       $18.78        15,895
   01/01/2011 to 12/31/2011...........    $18.78       $13.40         5,569
   01/01/2012 to 12/31/2012...........    $13.40       $15.13         6,189
   01/01/2013 to 12/31/2013...........    $15.13       $17.00         4,435
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.44       $ 4.40        87,174
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.66        21,120
   01/01/2011 to 12/31/2011...........    $ 4.66       $ 3.34         3,321
   01/01/2012 to 12/31/2012...........    $ 3.34       $ 4.35         8,877
   01/01/2013 to 12/31/2013...........    $ 4.35       $ 5.68         5,826
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 9.62       $13.53       287,243
   01/01/2010 to 12/31/2010...........    $13.53       $17.16       190,747
   01/01/2011 to 12/31/2011...........    $17.16       $14.06        34,489
   01/01/2012 to 12/31/2012...........    $14.06       $14.91        35,265
   01/01/2013 to 12/31/2013...........    $14.91       $17.26        27,017

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.15       $ 6.74       216,649
   01/01/2010 to 12/31/2010...........    $ 6.74       $ 5.41       141,359
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.82        78,440
   01/01/2012 to 12/31/2012...........    $ 4.82       $ 3.93       129,131
   01/01/2013 to 12/31/2013...........    $ 3.93       $ 2.82       121,599
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.41       193,188
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.35        67,388
   01/01/2011 to 12/31/2011...........    $10.35       $10.12        23,593
   01/01/2012 to 12/31/2012...........    $10.12       $11.27        23,675
   01/01/2013 to 12/31/2013...........    $11.27       $14.29        17,226
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.74       $10.94        97,910
   01/01/2010 to 12/31/2010...........    $10.94       $12.55       143,721
   01/01/2011 to 12/31/2011...........    $12.55       $13.12        72,497
   01/01/2012 to 12/31/2012...........    $13.12       $14.22        19,912
   01/01/2013 to 12/31/2013...........    $14.22       $17.86        15,413
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.79       $ 8.39        39,285
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        84,984
   01/01/2011 to 12/31/2011...........    $ 9.96       $10.27        24,259
   01/01/2012 to 12/31/2012...........    $10.27       $12.25         4,559
   01/01/2013 to 12/31/2013...........    $12.25       $16.75        50,878
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 8.89       $11.92        56,609
   01/01/2010 to 12/31/2010...........    $11.92       $11.96        25,208
   01/01/2011 to 12/31/2011...........    $11.96       $10.65         6,306
   01/01/2012 to 12/31/2012...........    $10.65       $12.14        12,720
   01/01/2013 to 12/31/2013...........    $12.14       $14.44         5,078

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 4.31       $ 5.64        70,455
   01/01/2010 to 12/31/2010...........    $ 5.64       $ 6.12        79,596
   01/01/2011 to 12/31/2011...........    $ 6.12       $ 5.15        22,265
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 6.28        53,853
   01/01/2013 to 12/31/2013...........    $ 6.28       $ 8.11        83,810
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.99       $10.23        83,436
   01/01/2010 to 12/31/2010...........    $10.23       $10.29        47,773
   01/01/2011 to 12/31/2011...........    $10.29       $11.07        25,824
   01/01/2012 to 12/31/2012...........    $11.07       $12.71        27,154
   01/01/2013 to 12/31/2013...........    $12.71       $17.36        46,988
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 8.06       $10.17        28,892
   01/01/2010 to 12/31/2010...........    $10.17       $12.31        39,786
   01/01/2011 to 12/31/2011...........    $12.31       $11.82        44,914
   01/01/2012 to 12/31/2012...........    $11.82       $13.37        67,805
   01/01/2013 to 12/31/2013...........    $13.37       $18.07        56,816
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.68       $ 8.53         9,402
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.79         9,430
   01/01/2011 to 12/31/2011...........    $ 7.79       $ 6.21         3,365
   01/01/2012 to 12/31/2012...........    $ 6.21       $ 7.46        12,912
   01/01/2013 to 12/31/2013...........    $ 7.46       $10.81        10,998
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.27       $ 9.11       462,335
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.08        42,967
   01/01/2011 to 12/31/2011...........    $10.08       $10.16        70,694
   01/01/2012 to 12/31/2012...........    $10.16       $11.20         4,243
   01/01/2013 to 12/31/2013...........    $11.20       $14.30        31,006

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.37       $ 8.05       538,603
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 8.89        14,106
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 8.57        45,629
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 9.67        75,425
   01/01/2013 to 12/31/2013...........    $ 9.67       $12.28        30,965
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.58       $10.85        35,155
   01/01/2010 to 12/31/2010...........    $10.85       $13.63       363,968
   01/01/2011 to 12/31/2011...........    $13.63       $12.93        14,890
   01/01/2012 to 12/31/2012...........    $12.93       $14.59        82,062
   01/01/2013 to 12/31/2013...........    $14.59       $18.61        28,227
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.71       $11.20       107,295
   01/01/2010 to 12/31/2010...........    $11.20       $13.19        58,649
   01/01/2011 to 12/31/2011...........    $13.19       $12.39       105,563
   01/01/2012 to 12/31/2012...........    $12.39       $14.12       104,327
   01/01/2013 to 12/31/2013...........    $14.12       $18.24        29,991
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.13       $10.58        76,174
   01/01/2010 to 12/31/2010...........    $10.58       $12.23        37,417
   01/01/2011 to 12/31/2011...........    $12.23       $12.13        12,206
   01/01/2012 to 12/31/2012...........    $12.13       $13.78         7,936
   01/01/2013 to 12/31/2013...........    $13.78       $18.09         7,576
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $16.26       $18.82        88,952
   01/01/2010 to 12/31/2010...........    $18.82       $21.66        66,859
   01/01/2011 to 12/31/2011...........    $21.66       $21.65        38,693
   01/01/2012 to 12/31/2012...........    $21.65       $21.78        38,369
   01/01/2013 to 12/31/2013...........    $21.78       $26.41        26,670

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 6.71       $ 8.75        53,535
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.59         5,412
   01/01/2011 to 12/31/2011...........    $ 8.59       $ 9.75         7,787
   01/01/2012 to 12/31/2012...........    $ 9.75       $10.66         3,042
   01/01/2013 to 12/31/2013...........    $10.66       $13.72         2,144
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.35       $14.13       113,280
   01/01/2010 to 12/31/2010...........    $14.13       $18.36       125,495
   01/01/2011 to 12/31/2011...........    $18.36       $14.50        69,676
   01/01/2012 to 12/31/2012...........    $14.50       $12.11        63,838
   01/01/2013 to 12/31/2013...........    $12.11       $ 7.34        39,940
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 6.83       $ 9.96        43,586
   01/01/2010 to 12/31/2010...........    $ 9.96       $12.14        37,888
   01/01/2011 to 12/31/2011...........    $12.14       $12.43        11,950
   01/01/2012 to 12/31/2012...........    $12.43       $14.23        12,758
   01/01/2013 to 12/31/2013...........    $14.23       $13.92        10,809
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 5.78       $ 5.85       152,859
   01/01/2010 to 12/31/2010...........    $ 5.85       $ 4.80       209,469
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 2.93        80,708
   01/01/2012 to 12/31/2012...........    $ 2.93       $ 2.67        83,113
   01/01/2013 to 12/31/2013...........    $ 2.67       $ 3.04        49,382
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.01       $ 5.69        96,881
   01/01/2010 to 12/31/2010...........    $ 5.69       $ 4.38        68,859
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.84        40,986
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 3.04        32,737
   01/01/2013 to 12/31/2013...........    $ 3.04       $ 2.10        14,860

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 8.79       $11.04        58,108
   01/01/2010 to 12/31/2010...........    $11.04       $13.57        74,041
   01/01/2011 to 12/31/2011...........    $13.57       $13.43        18,342
   01/01/2012 to 12/31/2012...........    $13.43       $14.77        15,957
   01/01/2013 to 12/31/2013...........    $14.77       $20.28        80,138
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 8.50       $10.57        32,653
   01/01/2010 to 12/31/2010...........    $10.57       $12.62        91,202
   01/01/2011 to 12/31/2011...........    $12.62       $11.83        20,580
   01/01/2012 to 12/31/2012...........    $11.83       $13.43        61,323
   01/01/2013 to 12/31/2013...........    $13.43       $18.07       100,408
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 9.87       $10.70        12,742
   01/01/2010 to 12/31/2010...........    $10.70       $12.10        41,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.05         8,234
   01/01/2012 to 12/31/2012...........    $12.05       $13.72        59,339
   01/01/2013 to 12/31/2013...........    $13.72       $15.03         3,968
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $12.39       $11.14        54,783
   01/01/2010 to 12/31/2010...........    $11.14       $11.99        15,725
   01/01/2011 to 12/31/2011...........    $11.99       $16.82        15,972
   01/01/2012 to 12/31/2012...........    $16.82       $16.61         4,122
   01/01/2013 to 12/31/2013...........    $16.61       $13.13         2,836
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 5.72       $ 9.21       112,783
   01/01/2010 to 12/31/2010...........    $ 9.21       $13.48        90,655
   01/01/2011 to 12/31/2011...........    $13.48       $11.38        14,829
   01/01/2012 to 12/31/2012...........    $11.38       $14.74        10,051
   01/01/2013 to 12/31/2013...........    $14.74       $24.58         8,327

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $11.18       $13.37        47,094
   01/01/2010 to 12/31/2010...........    $13.37       $13.85        34,825
   01/01/2011 to 12/31/2011...........    $13.85       $15.91        23,874
   01/01/2012 to 12/31/2012...........    $15.91       $15.57        16,888
   01/01/2013 to 12/31/2013...........    $15.57       $17.25        11,862
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.17       $10.78        17,242
   01/01/2010 to 12/31/2010...........    $10.78       $12.02         9,331
   01/01/2011 to 12/31/2011...........    $12.02       $ 9.99         9,860
   01/01/2012 to 12/31/2012...........    $ 9.99       $11.96        21,897
   01/01/2013 to 12/31/2013...........    $11.96       $13.89        27,627
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.29       $ 8.75        92,477
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        49,338
   01/01/2011 to 12/31/2011...........    $10.20       $10.82        44,122
   01/01/2012 to 12/31/2012...........    $10.82       $11.58        47,445
   01/01/2013 to 12/31/2013...........    $11.58       $16.09        20,710
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.68       $ 8.22        48,802
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.57        44,114
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.19        26,089
   01/01/2012 to 12/31/2012...........    $ 9.19       $10.16        15,485
   01/01/2013 to 12/31/2013...........    $10.16       $13.48         9,026
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.09       $ 9.28        16,927
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.59         9,413
   01/01/2011 to 12/31/2011...........    $10.59       $11.16         9,090
   01/01/2012 to 12/31/2012...........    $11.16       $12.08        11,920
   01/01/2013 to 12/31/2013...........    $12.08       $15.44         6,451

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.28       $ 7.19        49,600
   01/01/2010 to 12/31/2010...........    $ 7.19       $ 8.19        44,803
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 8.49        39,705
   01/01/2012 to 12/31/2012...........    $ 8.49       $ 8.76        26,568
   01/01/2013 to 12/31/2013...........    $ 8.76       $10.97        16,458
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 4.35       $ 4.75             0
   01/01/2010 to 12/31/2010...........    $ 4.75       $ 6.05             0
   01/01/2011 to 12/31/2011...........    $ 6.05       $ 4.46             0
   01/01/2012 to 12/31/2012...........    $ 4.46       $ 5.29             0
   01/01/2013 to 12/31/2013...........    $ 5.29       $ 6.79             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $11.62       $14.12        21,554
   01/01/2010 to 07/16/2010...........    $14.12       $13.53             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011...........    $14.10       $12.02        16,879
   01/01/2012 to 12/31/2012...........    $12.02       $13.35        17,702
   01/01/2013 to 12/31/2013...........    $13.35       $15.65        12,515
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $13.53       $15.71        29,303
   01/01/2011 to 12/31/2011...........    $15.71       $15.03        22,273
   01/01/2012 to 12/31/2012...........    $15.03       $17.55         7,780
   01/01/2013 to 12/31/2013...........    $17.55       $22.36         9,468
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011...........    $12.69       $11.74        37,288
   01/01/2012 to 12/31/2012...........    $11.74       $13.85        17,376
   01/01/2013 to 12/31/2013...........    $13.85       $18.99        12,261
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21        10,504
   01/01/2011 to 12/31/2011...........    $12.21       $11.42         8,312
   01/01/2012 to 12/31/2012...........    $11.42       $12.07         5,649
   01/01/2013 to 12/31/2013...........    $12.07       $17.76         1,815



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: WITH LT5, HAV & EBP OR WITH ANY COMBO 5% OR
HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD GRO 60 BPS,
 EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP
                                AND HAV (2.35%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.51              0
   01/01/2006 to 12/31/2006...........    $10.51       $11.25              0
   01/01/2007 to 12/31/2007...........    $11.25       $11.55              0
   01/01/2008 to 12/31/2008...........    $11.55       $10.76              0
   01/01/2009 to 12/31/2009...........    $10.76       $12.28              0
   01/01/2010 to 12/31/2010...........    $12.28       $13.96              0
   01/01/2011 to 12/31/2011...........    $13.96       $14.00              0
   01/01/2012 to 12/31/2012...........    $14.00       $15.61              0
   01/01/2013 to 12/31/2013...........    $15.61       $16.77              0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         57,674
   01/01/2006 to 12/31/2006...........    $10.01       $10.93      1,244,790
   01/01/2007 to 12/31/2007...........    $10.93       $11.65      1,924,504
   01/01/2008 to 12/31/2008...........    $11.65       $ 7.76      1,833,767
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.42      1,754,353
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.30      1,672,915
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.79      1,419,829
   01/01/2012 to 12/31/2012...........    $ 9.79       $10.76      1,363,156
   01/01/2013 to 12/31/2013...........    $10.76       $11.55      1,135,421
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.60        405,863
   01/01/2007 to 12/31/2007...........    $10.60       $11.33        693,931
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.77        880,210
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.57        852,274
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.63        817,418
   01/01/2011 to 12/31/2011...........    $10.63       $10.39        737,837
   01/01/2012 to 12/31/2012...........    $10.39       $11.53        701,027
   01/01/2013 to 12/31/2013...........    $11.53       $13.13        616,668
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.65              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.26              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.27              0
   01/01/2006 to 12/31/2006...........    $10.27       $11.72              0
   01/01/2007 to 12/31/2007...........    $11.72       $11.43              0
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.29         47,683
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 8.38         63,043
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.31         59,677
   01/01/2011 to 12/31/2011...........    $ 9.31       $ 9.42         99,301
   01/01/2012 to 05/04/2012...........    $ 9.42       $10.21              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          6,697
   01/01/2006 to 12/31/2006...........    $10.02       $10.82        229,058
   01/01/2007 to 12/31/2007...........    $10.82       $11.52        598,031
   01/01/2008 to 12/31/2008...........    $11.52       $ 8.02      1,031,078
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 9.66      1,211,155
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.59      1,128,800
   01/01/2011 to 12/31/2011...........    $10.59       $10.22      1,006,466
   01/01/2012 to 12/31/2012...........    $10.22       $11.22      1,055,922
   01/01/2013 to 12/31/2013...........    $11.22       $12.90        889,175
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12          2,376
   01/01/2012 to 12/31/2012...........    $ 9.12       $ 9.97         24,081
   01/01/2013 to 12/31/2013...........    $ 9.97       $10.79         41,326
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.45         20,137
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.24         73,879
   01/01/2009 to 12/31/2009...........    $11.24       $10.93         83,848
   01/01/2010 to 12/31/2010...........    $10.93       $11.68         44,503
   01/01/2011 to 12/31/2011...........    $11.68       $12.13         33,197
   01/01/2012 to 12/31/2012...........    $12.13       $12.21         22,053
   01/01/2013 to 12/31/2013...........    $12.21       $11.88          7,471

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.33        15,146
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.07        33,608
   01/01/2011 to 12/31/2011...........    $10.07       $10.78       136,596
   01/01/2012 to 12/31/2012...........    $10.78       $10.97        54,809
   01/01/2013 to 12/31/2013...........    $10.97       $10.63         5,862
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.70       248,740
   01/01/2011 to 12/31/2011...........    $10.70       $11.64       394,728
   01/01/2012 to 12/31/2012...........    $11.64       $11.95       276,361
   01/01/2013 to 12/31/2013...........    $11.95       $11.43       123,207
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.49       103,181
   01/01/2009 to 12/31/2009...........    $12.49       $11.46        98,995
   01/01/2010 to 12/31/2010...........    $11.46       $12.44        67,820
   01/01/2011 to 12/31/2011...........    $12.44       $13.80       332,554
   01/01/2012 to 12/31/2012...........    $13.80       $14.25       310,068
   01/01/2013 to 12/31/2013...........    $14.25       $13.47       248,564
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.56        11,666
   01/01/2009 to 12/31/2009...........    $12.56       $11.32        33,306
   01/01/2010 to 12/31/2010...........    $11.32       $12.31        40,947
   01/01/2011 to 12/31/2011...........    $12.31       $13.95         4,588
   01/01/2012 to 12/31/2012...........    $13.95       $14.42        85,728
   01/01/2013 to 12/31/2013...........    $14.42       $13.40        47,954
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.74        12,609
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.55       159,883
   01/01/2011 to 12/31/2011...........    $ 9.55       $11.06        17,114
   01/01/2012 to 12/31/2012...........    $11.06       $11.48           582
   01/01/2013 to 12/31/2013...........    $11.48       $10.48       237,451

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.95        167,616
   01/01/2011 to 12/31/2011...........    $10.95       $12.86        544,749
   01/01/2012 to 12/31/2012...........    $12.86       $13.41         71,013
   01/01/2013 to 12/31/2013...........    $13.41       $12.18         18,794
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.95        210,502
   01/01/2012 to 12/31/2012...........    $11.95       $12.35        480,505
   01/01/2013 to 12/31/2013...........    $12.35       $10.89        133,950
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.34        216,854
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.07        798,569
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.70        184,335
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         99,321
   01/01/2006 to 12/31/2006...........    $10.00       $11.10      2,050,916
   01/01/2007 to 12/31/2007...........    $11.10       $11.90      3,470,169
   01/01/2008 to 12/31/2008...........    $11.90       $ 7.56      3,585,836
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.25      3,615,050
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.24      3,318,055
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.76      2,982,427
   01/01/2012 to 12/31/2012...........    $ 9.76       $10.83      2,718,892
   01/01/2013 to 12/31/2013...........    $10.83       $12.98      2,420,551
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.59              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.95           299
   01/01/2006 to 12/31/2006...........    $11.95       $15.95           238
   01/01/2007 to 12/31/2007...........    $15.95       $12.47           116
   01/01/2008 to 12/31/2008...........    $12.47       $ 7.91         4,834
   01/01/2009 to 12/31/2009...........    $ 7.91       $10.19        34,036
   01/01/2010 to 12/31/2010...........    $10.19       $12.80        53,001
   01/01/2011 to 12/31/2011...........    $12.80       $13.33        32,781
   01/01/2012 to 12/31/2012...........    $13.33       $15.01        30,956
   01/01/2013 to 12/31/2013...........    $15.01       $15.12         3,890
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.96           267
   01/01/2006 to 12/31/2006...........    $ 9.96       $11.67             9
   01/01/2007 to 12/31/2007...........    $11.67       $ 9.37            19
   01/01/2008 to 07/18/2008...........    $ 9.37       $ 8.55             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.64        78,125
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.89       135,004
   01/01/2006 to 12/31/2006...........    $10.89       $12.01       134,200
   01/01/2007 to 12/31/2007...........    $12.01       $13.04       133,379
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.12       154,292
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 9.22       197,564
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.94       163,532
   01/01/2011 to 12/31/2011...........    $11.94       $10.13       139,273
   01/01/2012 to 12/31/2012...........    $10.13       $11.88       141,403
   01/01/2013 to 12/31/2013...........    $11.88       $16.33        57,536

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99              0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.10         89,811
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.41        150,174
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.30        129,207
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 8.86        142,126
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.83        143,299
   01/01/2013 to 12/31/2013...........    $ 9.83       $11.45        147,055
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.52        258,833
   01/01/2007 to 12/31/2007...........    $10.52       $11.15        706,688
   01/01/2008 to 12/31/2008...........    $11.15       $ 7.13        890,164
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.63        934,690
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.64      1,031,352
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 9.27        842,510
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.01        763,813
   01/01/2013 to 12/31/2013...........    $10.01       $11.22        670,525
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45         51,945
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.28              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.70        359,283
   01/01/2013 to 12/31/2013...........    $10.70       $13.00        303,257
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.76         17,634

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09         2,366
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.04         5,772
   01/01/2010 to 12/31/2010...........    $ 8.04       $ 9.44         2,531
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 8.75         1,500
   01/01/2012 to 12/31/2012...........    $ 8.75       $10.83        14,071
   01/01/2013 to 12/31/2013...........    $10.83       $11.04         9,560
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.70             0
   01/01/2006 to 12/31/2006...........    $10.70       $11.49             0
   01/01/2007 to 12/31/2007...........    $11.49       $12.79             0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.46           712
   01/01/2009 to 12/31/2009...........    $ 7.46       $10.88        22,990
   01/01/2010 to 12/31/2010...........    $10.88       $11.72        24,412
   01/01/2011 to 12/31/2011...........    $11.72       $10.99        11,358
   01/01/2012 to 12/31/2012...........    $10.99       $12.85        18,930
   01/01/2013 to 12/31/2013...........    $12.85       $16.28         2,685
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.21       680,625
   01/01/2006 to 12/31/2006...........    $10.21       $11.69       520,423
   01/01/2007 to 12/31/2007...........    $11.69       $12.00       479,202
   01/01/2008 to 12/31/2008...........    $12.00       $ 6.95       503,014
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.09       501,327
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 8.91       482,472
   01/01/2011 to 12/31/2011...........    $ 8.91       $ 8.22       480,887
   01/01/2012 to 12/31/2012...........    $ 8.22       $ 9.61       443,730
   01/01/2013 to 12/31/2013...........    $ 9.61       $12.53        92,480

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.52        95,802
   01/01/2006 to 12/31/2006...........    $10.52       $10.91        79,000
   01/01/2007 to 12/31/2007...........    $10.91       $12.72        65,250
   01/01/2008 to 12/31/2008...........    $12.72       $ 7.35        85,001
   01/01/2009 to 12/31/2009...........    $ 7.35       $11.28        87,967
   01/01/2010 to 12/31/2010...........    $11.28       $13.20        73,569
   01/01/2011 to 12/31/2011...........    $13.20       $12.50        89,324
   01/01/2012 to 12/31/2012...........    $12.50       $14.61       110,449
   01/01/2013 to 12/31/2013...........    $14.61       $18.85        34,210
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.52       201,633
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.06       203,565
   01/01/2010 to 12/31/2010...........    $ 9.06       $ 9.87       234,528
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.59       213,063
   01/01/2012 to 12/31/2012...........    $ 9.59       $10.32       201,141
   01/01/2013 to 12/31/2013...........    $10.32       $11.06       182,302
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 7.72       $ 9.88        23,261
   01/01/2010 to 12/31/2010...........    $ 9.88       $12.23        24,445
   01/01/2011 to 12/31/2011...........    $12.23       $12.09        13,508
   01/01/2012 to 12/31/2012...........    $12.09       $13.66        20,297
   01/01/2013 to 12/31/2013...........    $13.66       $18.52         7,866
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.65         1,248
   01/01/2006 to 12/31/2006...........    $10.65       $12.66            44
   01/01/2007 to 12/31/2007...........    $12.66       $12.51            72
   01/01/2008 to 12/31/2008...........    $12.51       $ 7.66        24,873
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 8.84        68,646
   01/01/2010 to 12/31/2010...........    $ 8.84       $ 9.71        68,766
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.44        57,567
   01/01/2012 to 12/31/2012...........    $ 9.44       $10.45        66,361
   01/01/2013 to 12/31/2013...........    $10.45       $13.74        39,489

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.80           534
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.56             0
   01/01/2007 to 12/31/2007...........    $10.56       $10.57             0
   01/01/2008 to 12/31/2008...........    $10.57       $ 7.68         1,250
   01/01/2009 to 12/31/2009...........    $ 7.68       $10.17        16,064
   01/01/2010 to 12/31/2010...........    $10.17       $11.27        20,234
   01/01/2011 to 12/31/2011...........    $11.27       $11.36        26,419
   01/01/2012 to 12/31/2012...........    $11.36       $12.63        29,292
   01/01/2013 to 12/31/2013...........    $12.63       $13.22         7,291
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.22       340,493
   01/01/2006 to 12/31/2006...........    $11.22       $13.26       305,383
   01/01/2007 to 12/31/2007...........    $13.26       $15.41       287,590
   01/01/2008 to 12/31/2008...........    $15.41       $ 7.49       339,291
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 9.89       353,756
   01/01/2010 to 12/31/2010...........    $ 9.89       $11.06       357,084
   01/01/2011 to 12/31/2011...........    $11.06       $ 9.40       301,408
   01/01/2012 to 12/31/2012...........    $ 9.40       $11.05       286,029
   01/01/2013 to 12/31/2013...........    $11.05       $12.85       100,820
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.64        10,895
   01/01/2006 to 12/31/2006...........    $10.64       $13.25        60,981
   01/01/2007 to 12/31/2007...........    $13.25       $15.24        92,123
   01/01/2008 to 12/31/2008...........    $15.24       $ 8.33       113,927
   01/01/2009 to 12/31/2009...........    $ 8.33       $10.62       102,503
   01/01/2010 to 12/31/2010...........    $10.62       $11.52       105,211
   01/01/2011 to 12/31/2011...........    $11.52       $ 9.84        92,403
   01/01/2012 to 12/31/2012...........    $ 9.84       $11.21       102,146
   01/01/2013 to 12/31/2013...........    $11.21       $13.07        82,513
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.90             0
   01/01/2009 to 12/31/2009...........    $10.90       $11.85             0
   01/01/2010 to 12/31/2010...........    $11.85       $12.82             0
   01/01/2011 to 12/31/2011...........    $12.82       $14.08             0
   01/01/2012 to 12/31/2012...........    $14.08       $15.04             0
   01/01/2013 to 12/31/2013...........    $15.04       $14.22             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18         1,092
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.89       201,458
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 8.52       310,338
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.47       215,186
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.20       216,936
   01/01/2012 to 12/31/2012...........    $ 9.20       $10.20       224,328
   01/01/2013 to 12/31/2013...........    $10.20       $11.58       194,851
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.59        26,788
   01/01/2006 to 12/31/2006...........    $10.59       $12.70        19,202
   01/01/2007 to 12/31/2007...........    $12.70       $13.57        19,648
   01/01/2008 to 12/31/2008...........    $13.57       $ 7.77        25,699
   01/01/2009 to 12/31/2009...........    $ 7.77       $10.31        60,112
   01/01/2010 to 12/31/2010...........    $10.31       $10.79        47,801
   01/01/2011 to 12/31/2011...........    $10.79       $ 9.57        37,010
   01/01/2012 to 12/31/2012...........    $ 9.57       $11.39        37,421
   01/01/2013 to 12/31/2013...........    $11.39       $12.83        11,747
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.56             0
   01/01/2006 to 12/31/2006...........    $10.56       $11.46             0
   01/01/2007 to 12/31/2007...........    $11.46       $11.41       106,946
   01/01/2008 to 12/31/2008...........    $11.41       $ 9.18       674,284
   01/01/2009 to 12/31/2009...........    $ 9.18       $10.94       632,178
   01/01/2010 to 12/31/2010...........    $10.94       $11.46       472,961
   01/01/2011 to 12/31/2011...........    $11.46       $11.22       404,110
   01/01/2012 to 12/31/2012...........    $11.22       $12.13       384,224
   01/01/2013 to 12/31/2013...........    $12.13       $13.15       354,047
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.18             0
   01/01/2011 to 12/31/2011...........    $11.18       $10.99             0
   01/01/2012 to 12/31/2012...........    $10.99       $12.36             0
   01/01/2013 to 12/31/2013...........    $12.36       $16.47             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.43             0
   01/01/2011 to 12/31/2011...........    $11.43       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $11.61             0
   01/01/2013 to 12/31/2013...........    $11.61       $14.91             0
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.49        30,311
   01/01/2006 to 12/31/2006...........    $10.49       $12.14       155,224
   01/01/2007 to 12/31/2007...........    $12.14       $11.50       243,178
   01/01/2008 to 12/31/2008...........    $11.50       $ 6.57       282,100
   01/01/2009 to 12/31/2009...........    $ 6.57       $ 7.66       252,500
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.47       236,519
   01/01/2011 to 12/31/2011...........    $ 8.47       $ 7.92       185,189
   01/01/2012 to 12/31/2012...........    $ 7.92       $ 9.04       184,775
   01/01/2013 to 12/31/2013...........    $ 9.04       $12.35       180,707
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.84       634,880
   01/01/2006 to 12/31/2006...........    $10.84       $11.35       696,142
   01/01/2007 to 12/31/2007...........    $11.35       $12.74       701,870
   01/01/2008 to 12/31/2008...........    $12.74       $ 7.01       731,541
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 8.88       718,290
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.39       655,807
   01/01/2011 to 12/31/2011...........    $10.39       $10.05       540,071
   01/01/2012 to 12/31/2012...........    $10.05       $11.02       509,444
   01/01/2013 to 12/31/2013...........    $11.02       $14.70       175,305
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.89       155,929
   01/01/2006 to 12/31/2006...........    $ 9.89       $10.61       130,934
   01/01/2007 to 12/31/2007...........    $10.61       $10.99       121,805
   01/01/2008 to 12/31/2008...........    $10.99       $ 8.23       100,064
   01/01/2009 to 12/31/2009...........    $ 8.23       $10.82       108,323
   01/01/2010 to 12/31/2010...........    $10.82       $11.98        81,584
   01/01/2011 to 12/31/2011...........    $11.98       $12.89        69,208
   01/01/2012 to 12/31/2012...........    $12.89       $13.34        68,050
   01/01/2013 to 12/31/2013...........    $13.34       $12.76        24,081

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.42             0
   01/01/2006 to 12/31/2006...........    $10.42       $12.64             0
   01/01/2007 to 12/31/2007...........    $12.64       $13.51             0
   01/01/2008 to 12/31/2008...........    $13.51       $ 8.71         2,321
   01/01/2009 to 12/31/2009...........    $ 8.71       $11.18        28,260
   01/01/2010 to 12/31/2010...........    $11.18       $12.23        28,879
   01/01/2011 to 12/31/2011...........    $12.23       $11.57        12,176
   01/01/2012 to 12/31/2012...........    $11.57       $13.91        15,767
   01/01/2013 to 12/31/2013...........    $13.91       $17.33        10,666
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.70        70,394
   01/01/2006 to 12/31/2006...........    $10.70       $11.45        33,850
   01/01/2007 to 12/31/2007...........    $11.45       $12.87        34,287
   01/01/2008 to 12/31/2008...........    $12.87       $ 8.01        80,355
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.72        92,638
   01/01/2010 to 12/31/2010...........    $ 9.72       $10.70        86,969
   01/01/2011 to 12/31/2011...........    $10.70       $10.39       111,179
   01/01/2012 to 12/31/2012...........    $10.39       $11.88       162,103
   01/01/2013 to 12/31/2013...........    $11.88       $15.86        78,589
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17             0
   01/01/2013 to 12/31/2013...........    $10.17       $13.36           210
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.29             0
   01/01/2006 to 12/31/2006...........    $10.29       $11.48             0
   01/01/2007 to 12/31/2007...........    $11.48       $11.52         2,206
   01/01/2008 to 12/31/2008...........    $11.52       $ 6.96        30,027
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 9.44         8,975
   01/01/2010 to 12/31/2010...........    $ 9.44       $11.39        27,296
   01/01/2011 to 12/31/2011...........    $11.39       $10.74        31,753
   01/01/2012 to 12/31/2012...........    $10.74       $12.42        47,715
   01/01/2013 to 12/31/2013...........    $12.42       $16.06        45,268

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.04        15,235
   01/01/2006 to 12/31/2006...........    $10.04       $10.26        12,744
   01/01/2007 to 12/31/2007...........    $10.26       $10.50        14,062
   01/01/2008 to 12/31/2008...........    $10.50       $10.52       143,022
   01/01/2009 to 12/31/2009...........    $10.52       $10.29       270,651
   01/01/2010 to 12/31/2010...........    $10.29       $10.05       118,303
   01/01/2011 to 12/31/2011...........    $10.05       $ 9.82       123,498
   01/01/2012 to 12/31/2012...........    $ 9.82       $ 9.59       108,113
   01/01/2013 to 12/31/2013...........    $ 9.59       $ 9.36        92,874
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.82       130,467
   01/01/2006 to 12/31/2006...........    $10.82       $11.70       106,011
   01/01/2007 to 12/31/2007...........    $11.70       $11.79        97,058
   01/01/2008 to 12/31/2008...........    $11.79       $ 6.65        99,662
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 9.13       101,178
   01/01/2010 to 12/31/2010...........    $ 9.13       $11.00       113,459
   01/01/2011 to 12/31/2011...........    $11.00       $10.48        78,585
   01/01/2012 to 12/31/2012...........    $10.48       $11.98        79,911
   01/01/2013 to 12/31/2013...........    $11.98       $16.62        22,418
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06             0
   01/01/2012 to 12/31/2012...........    $10.06       $10.30         1,177
   01/01/2013 to 12/31/2013...........    $10.30       $ 9.77         1,858
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.27             4
   01/01/2006 to 12/31/2006...........    $11.27       $12.55             9
   01/01/2007 to 12/31/2007...........    $12.55       $14.98         1,712
   01/01/2008 to 12/31/2008...........    $14.98       $ 8.31         6,554
   01/01/2009 to 12/31/2009...........    $ 8.31       $10.53         5,504
   01/01/2010 to 12/31/2010...........    $10.53       $13.23         5,881
   01/01/2011 to 12/31/2011...........    $13.23       $13.14         3,809
   01/01/2012 to 12/31/2012...........    $13.14       $14.42        13,732
   01/01/2013 to 12/31/2013...........    $14.42       $18.67        10,434

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.25             0
   01/01/2006 to 12/31/2006...........    $10.25       $10.79             0
   01/01/2007 to 12/31/2007...........    $10.79       $12.50             0
   01/01/2008 to 12/31/2008...........    $12.50       $ 7.02         3,031
   01/01/2009 to 12/31/2009...........    $ 7.02       $ 8.40         3,187
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.86         2,350
   01/01/2011 to 04/29/2011...........    $ 9.86       $11.03             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.27       112,750
   01/01/2013 to 12/31/2013...........    $10.27       $11.93        95,694
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56           671
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.03        12,436
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.79         7,064
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.40         8,761
   01/01/2012 to 12/31/2012...........    $ 8.40       $ 9.67        17,973
   01/01/2013 to 12/31/2013...........    $ 9.67       $ 9.46        11,013
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.00       378,837
   01/01/2006 to 12/31/2006...........    $10.00       $10.14       375,167
   01/01/2007 to 12/31/2007...........    $10.14       $10.57       383,738
   01/01/2008 to 12/31/2008...........    $10.57       $10.44       243,437
   01/01/2009 to 12/31/2009...........    $10.44       $11.23       281,736
   01/01/2010 to 12/31/2010...........    $11.23       $11.40       231,038
   01/01/2011 to 12/31/2011...........    $11.40       $11.38       206,551
   01/01/2012 to 12/31/2012...........    $11.38       $11.63       204,144
   01/01/2013 to 12/31/2013...........    $11.63       $11.11        41,672
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.09       117,823
   01/01/2006 to 12/31/2006...........    $10.09       $10.22       325,377
   01/01/2007 to 12/31/2007...........    $10.22       $10.81       465,140
   01/01/2008 to 12/31/2008...........    $10.81       $10.32       363,898
   01/01/2009 to 12/31/2009...........    $10.32       $11.74       584,525
   01/01/2010 to 12/31/2010...........    $11.74       $12.35       573,212
   01/01/2011 to 12/31/2011...........    $12.35       $12.44       605,075
   01/01/2012 to 12/31/2012...........    $12.44       $13.28       487,599
   01/01/2013 to 12/31/2013...........    $13.28       $12.73       377,479

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         10,411
   01/01/2006 to 12/31/2006...........    $10.03       $10.58         58,640
   01/01/2007 to 12/31/2007...........    $10.58       $11.23        325,406
   01/01/2008 to 12/31/2008...........    $11.23       $ 8.83      1,873,756
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.35      1,676,258
   01/01/2010 to 12/31/2010...........    $10.35       $11.17      1,322,949
   01/01/2011 to 12/31/2011...........    $11.17       $11.02      1,558,108
   01/01/2012 to 12/31/2012...........    $11.02       $11.88      1,408,706
   01/01/2013 to 12/31/2013...........    $11.88       $12.66        907,739
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
   01/01/2012 to 12/31/2012...........    $10.06       $10.52            222
   01/01/2013 to 12/31/2013...........    $10.52       $10.03            798
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.42        307,782
   01/01/2007 to 12/31/2007...........    $10.42       $11.34        640,273
   01/01/2008 to 12/31/2008...........    $11.34       $ 6.56      1,096,570
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.08      1,121,580
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.39      1,077,393
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 8.60        993,440
   01/01/2012 to 12/31/2012...........    $ 8.60       $ 9.48        850,684
   01/01/2013 to 12/31/2013...........    $ 9.48       $10.83        651,254
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.34              0
   01/01/2006 to 12/31/2006...........    $10.34       $11.37              0
   01/01/2007 to 12/31/2007...........    $11.37       $11.33              0
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.78          1,891
   01/01/2009 to 12/31/2009...........    $ 6.78       $ 8.07          2,318
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.06            987
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 9.16          1,125
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.62          5,110
   01/01/2013 to 12/31/2013...........    $10.62       $13.74          5,631

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86           315
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.79         1,820
   01/01/2013 to 12/31/2013...........    $ 9.79       $11.70         6,728
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03         3,494
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.10       292,038
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.55       304,774
   01/01/2010 to 12/31/2010...........    $ 8.55       $ 9.34       306,375
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 8.96       274,553
   01/01/2012 to 12/31/2012...........    $ 8.96       $ 9.65       276,996
   01/01/2013 to 12/31/2013...........    $ 9.65       $10.59       258,233
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50        17,549
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.27       160,095
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 9.01       161,441
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.06       136,622
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.59       132,147
   01/01/2012 to 12/31/2012...........    $ 9.59       $10.85       165,831
   01/01/2013 to 12/31/2013...........    $10.85       $12.51       162,098
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.26             0
   01/01/2006 to 12/31/2006...........    $10.26       $10.98             0
   01/01/2007 to 12/31/2007...........    $10.98       $11.68        40,432
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.96       115,822
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.91       195,040
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.82       249,476
   01/01/2011 to 12/31/2011...........    $10.82       $10.21       243,804
   01/01/2012 to 12/31/2012...........    $10.21       $11.07       215,074
   01/01/2013 to 12/31/2013...........    $11.07       $12.37       125,930

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.37         5,846
   01/01/2006 to 12/31/2006...........    $10.37       $11.40        33,120
   01/01/2007 to 12/31/2007...........    $11.40       $11.93        48,539
   01/01/2008 to 12/31/2008...........    $11.93       $ 7.57        46,585
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.90        53,476
   01/01/2010 to 12/31/2010...........    $ 9.90       $13.19        74,209
   01/01/2011 to 12/31/2011...........    $13.19       $12.75        34,677
   01/01/2012 to 12/31/2012...........    $12.75       $13.97        27,900
   01/01/2013 to 12/31/2013...........    $13.97       $18.44        34,557
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.58       171,918
   01/01/2006 to 12/31/2006...........    $10.58       $12.41       168,954
   01/01/2007 to 12/31/2007...........    $12.41       $11.43       202,870
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.85       198,079
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.73       220,227
   01/01/2010 to 12/31/2010...........    $ 9.73       $11.97       205,882
   01/01/2011 to 12/31/2011...........    $11.97       $10.99       170,842
   01/01/2012 to 12/31/2012...........    $10.99       $12.69       158,555
   01/01/2013 to 12/31/2013...........    $12.69       $17.02        65,430
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.29             0
   01/01/2006 to 12/31/2006...........    $10.29       $11.31        31,494
   01/01/2007 to 12/31/2007...........    $11.31       $11.74       396,106
   01/01/2008 to 12/31/2008...........    $11.74       $ 8.49       583,600
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.29       600,621
   01/01/2010 to 12/31/2010...........    $10.29       $11.21       620,443
   01/01/2011 to 12/31/2011...........    $11.21       $11.16       591,181
   01/01/2012 to 12/31/2012...........    $11.16       $12.37       623,742
   01/01/2013 to 12/31/2013...........    $12.37       $14.11       574,473

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.25        29,384
   01/01/2006 to 12/31/2006...........    $10.25       $12.15       153,684
   01/01/2007 to 12/31/2007...........    $12.15       $11.44       239,086
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.49       263,166
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 7.85       240,344
   01/01/2010 to 12/31/2010...........    $ 7.85       $ 8.68       223,493
   01/01/2011 to 12/31/2011...........    $ 8.68       $ 8.33       168,201
   01/01/2012 to 12/31/2012...........    $ 8.33       $ 9.54       206,439
   01/01/2013 to 12/31/2013...........    $ 9.54       $12.08       178,156
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.05             0
   01/01/2006 to 12/31/2006...........    $12.05       $12.43       170,721
   01/01/2007 to 12/31/2007...........    $12.43       $13.14       258,976
   01/01/2008 to 12/31/2008...........    $13.14       $ 7.62       291,048
   01/01/2009 to 12/31/2009...........    $ 7.62       $11.42       308,179
   01/01/2010 to 12/31/2010...........    $11.42       $12.91       288,916
   01/01/2011 to 12/31/2011...........    $12.91       $12.40       221,048
   01/01/2012 to 12/31/2012...........    $12.40       $14.23       195,144
   01/01/2013 to 12/31/2013...........    $14.23       $20.02       179,710
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.67             0
   01/01/2006 to 12/31/2006...........    $11.67       $13.20             0
   01/01/2007 to 12/31/2007...........    $13.20       $18.11             0
   01/01/2008 to 12/31/2008...........    $18.11       $ 8.85        13,531
   01/01/2009 to 12/31/2009...........    $ 8.85       $12.90        40,186
   01/01/2010 to 12/31/2010...........    $12.90       $15.18        29,553
   01/01/2011 to 12/31/2011...........    $15.18       $12.61        38,502
   01/01/2012 to 12/31/2012...........    $12.61       $12.76        32,735
   01/01/2013 to 12/31/2013...........    $12.76       $14.37        22,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.39       188,953
   01/01/2006 to 12/31/2006...........    $ 9.39       $ 9.75       156,025
   01/01/2007 to 12/31/2007...........    $ 9.75       $10.44       136,277
   01/01/2008 to 12/31/2008...........    $10.44       $ 9.94        88,108
   01/01/2009 to 12/31/2009...........    $ 9.94       $10.89       120,389
   01/01/2010 to 12/31/2010...........    $10.89       $11.24       105,948
   01/01/2011 to 12/31/2011...........    $11.24       $11.43        84,604
   01/01/2012 to 12/31/2012...........    $11.43       $11.74        89,486
   01/01/2013 to 12/31/2013...........    $11.74       $11.04         4,955
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.29             0
   01/01/2007 to 12/31/2007...........    $11.29       $12.08             0
   01/01/2008 to 12/31/2008...........    $12.08       $ 6.80        11,309
   01/01/2009 to 12/31/2009...........    $ 6.80       $ 8.53        51,482
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 9.55        27,054
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 9.00        29,124
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.76       115,004
   01/01/2013 to 12/31/2013...........    $ 9.76       $11.48       145,122
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        10,374
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.23       100,964
   01/01/2009 to 12/31/2009...........    $ 9.23       $10.06       142,410
   01/01/2010 to 12/31/2010...........    $10.06       $10.59       134,991
   01/01/2011 to 12/31/2011...........    $10.59       $10.96       101,814
   01/01/2012 to 12/31/2012...........    $10.96       $11.55       106,538
   01/01/2013 to 12/31/2013...........    $11.55       $11.11       106,173
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.38             0
   01/01/2006 to 12/31/2006...........    $11.38       $12.34             0
   01/01/2007 to 12/31/2007...........    $12.34       $13.38             0
   01/01/2008 to 12/31/2008...........    $13.38       $ 7.69             0
   01/01/2009 to 12/31/2009...........    $ 7.69       $10.50             0
   01/01/2010 to 07/16/2010...........    $10.50       $10.24             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.94           718
   01/01/2006 to 12/31/2006...........    $10.94       $13.16             0
   01/01/2007 to 12/31/2007...........    $13.16       $14.77             0
   01/01/2008 to 12/31/2008...........    $14.77       $ 8.44            38
   01/01/2009 to 12/31/2009...........    $ 8.44       $ 9.56         1,320
   01/01/2010 to 07/16/2010...........    $ 9.56       $ 9.04             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.55             0
   01/01/2006 to 12/31/2006...........    $10.55       $10.93             0
   01/01/2007 to 12/31/2007...........    $10.93       $11.94             0
   01/01/2008 to 12/31/2008...........    $11.94       $ 8.49         1,419
   01/01/2009 to 12/31/2009...........    $ 8.49       $11.94         4,591
   01/01/2010 to 07/16/2010...........    $11.94       $11.11             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.79             0
   01/01/2006 to 12/31/2006...........    $ 9.79       $ 9.95             0
   01/01/2007 to 12/31/2007...........    $ 9.95       $10.26             0
   01/01/2008 to 12/31/2008...........    $10.26       $ 5.63             0
   01/01/2009 to 12/31/2009...........    $ 5.63       $ 7.08            38
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 8.23           377
   01/01/2011 to 12/31/2011...........    $ 8.23       $ 7.16           171
   01/01/2012 to 12/31/2012...........    $ 7.16       $ 7.96             0
   01/01/2013 to 12/31/2013...........    $ 7.96       $10.18             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.61       327,307
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.40       367,251
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.04       443,147
   01/01/2011 to 12/31/2011...........    $ 9.04       $ 8.68       417,393
   01/01/2012 to 09/21/2012...........    $ 8.68       $ 9.67             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.89             0
   01/01/2006 to 12/31/2006...........    $10.89       $14.72             0
   01/01/2007 to 12/31/2007...........    $14.72       $16.29             0
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.10         2,636
   01/01/2009 to 12/31/2009...........    $ 9.10       $12.54        10,372
   01/01/2010 to 12/31/2010...........    $12.54       $13.43        13,792
   01/01/2011 to 12/31/2011...........    $13.43       $12.13         8,771
   01/01/2012 to 12/31/2012...........    $12.13       $14.85        27,151
   01/01/2013 to 12/31/2013...........    $14.85       $16.59        14,311
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.13           378
   01/01/2012 to 04/27/2012...........    $ 8.13       $ 9.19             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08         2,023
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.52         1,016
   01/01/2013 to 12/31/2013...........    $10.52       $13.47           503
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.85           241
   01/01/2006 to 12/31/2006...........    $10.85       $12.31             0
   01/01/2007 to 12/31/2007...........    $12.31       $13.48             0
   01/01/2008 to 12/31/2008...........    $13.48       $ 6.83           179
   01/01/2009 to 12/31/2009...........    $ 6.83       $ 9.51         1,838
   01/01/2010 to 12/31/2010...........    $ 9.51       $11.50           961
   01/01/2011 to 04/29/2011...........    $11.50       $12.77             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.68             0
   01/01/2006 to 12/31/2006...........    $10.68       $12.15             0
   01/01/2007 to 12/31/2007...........    $12.15       $ 9.23             0
   01/01/2008 to 12/31/2008...........    $ 9.23       $ 3.65         3,556
   01/01/2009 to 12/31/2009...........    $ 3.65       $ 4.55        12,931
   01/01/2010 to 12/31/2010...........    $ 4.55       $ 4.90         6,710
   01/01/2011 to 04/29/2011...........    $ 4.90       $ 5.15             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.10            0
   01/01/2006 to 12/31/2006...........    $11.10       $11.41            0
   01/01/2007 to 12/31/2007...........    $11.41       $12.46            0
   01/01/2008 to 12/31/2008...........    $12.46       $ 8.69        1,791
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.83        2,210
   01/01/2010 to 12/31/2010...........    $10.83       $11.13        1,167
   01/01/2011 to 12/31/2011...........    $11.13       $11.30          897
   01/01/2012 to 12/31/2012...........    $11.30       $13.34          944
   01/01/2013 to 12/31/2013...........    $13.34       $18.31          263
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.72          470
   01/01/2013 to 12/31/2013...........    $ 9.72       $13.00          265
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.66            0
   01/01/2006 to 12/31/2006...........    $10.66       $11.50            0
   01/01/2007 to 12/31/2007...........    $11.50       $12.09            0
   01/01/2008 to 12/31/2008...........    $12.09       $ 6.55            0
   01/01/2009 to 12/31/2009...........    $ 6.55       $10.07            0
   01/01/2010 to 12/31/2010...........    $10.07       $11.93            0
   01/01/2011 to 12/31/2011...........    $11.93       $11.06            0
   01/01/2012 to 12/31/2012...........    $11.06       $12.02            0
   01/01/2013 to 12/31/2013...........    $12.02       $14.69            0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.81            0
   01/01/2006 to 12/31/2006...........    $10.81       $11.49            0
   01/01/2007 to 12/31/2007...........    $11.49       $13.66            0
   01/01/2008 to 12/31/2008...........    $13.66       $ 6.55            0
   01/01/2009 to 12/31/2009...........    $ 6.55       $ 7.48            0
   01/01/2010 to 12/31/2010...........    $ 7.48       $ 9.52            0
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.42            0
   01/01/2012 to 12/31/2012...........    $ 9.42       $10.39            0
   01/01/2013 to 12/31/2013...........    $10.39       $15.10            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.99            10
   01/01/2006 to 12/31/2006...........    $11.99       $15.76            21
   01/01/2007 to 12/31/2007...........    $15.76       $22.08            24
   01/01/2008 to 12/31/2008...........    $22.08       $ 9.09         6,286
   01/01/2009 to 12/31/2009...........    $ 9.09       $14.39        21,628
   01/01/2010 to 12/31/2010...........    $14.39       $16.32        21,154
   01/01/2011 to 12/31/2011...........    $16.32       $12.37        11,856
   01/01/2012 to 12/31/2012...........    $12.37       $14.10         9,331
   01/01/2013 to 12/31/2013...........    $14.10       $13.78         1,694
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.16             0
   01/01/2006 to 12/31/2006...........    $11.16       $15.18             0
   01/01/2007 to 12/31/2007...........    $15.18       $21.89             0
   01/01/2008 to 12/31/2008...........    $21.89       $10.51             0
   01/01/2009 to 12/31/2009...........    $10.51       $15.83             0
   01/01/2010 to 12/31/2010...........    $15.83       $17.61             0
   01/01/2011 to 12/31/2011...........    $17.61       $12.55             0
   01/01/2012 to 12/31/2012...........    $12.55       $14.15             0
   01/01/2013 to 12/31/2013...........    $14.15       $15.89             0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.15             0
   01/01/2006 to 12/31/2006...........    $10.15       $11.44             0
   01/01/2007 to 12/31/2007...........    $11.44       $ 8.13             0
   01/01/2008 to 12/31/2008...........    $ 8.13       $ 4.21             0
   01/01/2009 to 12/31/2009...........    $ 4.21       $ 3.94             0
   01/01/2010 to 12/31/2010...........    $ 3.94       $ 4.17             0
   01/01/2011 to 12/31/2011...........    $ 4.17       $ 2.98             0
   01/01/2012 to 12/31/2012...........    $ 2.98       $ 3.88             0
   01/01/2013 to 12/31/2013...........    $ 3.88       $ 5.06             0
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.53             0
   01/01/2006 to 12/31/2006...........    $ 9.53       $10.75             0
   01/01/2007 to 12/31/2007...........    $10.75       $13.71             0
   01/01/2008 to 12/31/2008...........    $13.71       $ 6.50             0
   01/01/2009 to 12/31/2009...........    $ 6.50       $10.31             0
   01/01/2010 to 12/31/2010...........    $10.31       $13.06             0
   01/01/2011 to 12/31/2011...........    $13.06       $10.69             0
   01/01/2012 to 12/31/2012...........    $10.69       $11.33             0
   01/01/2013 to 12/31/2013...........    $11.33       $13.10             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.59          0
   01/01/2006 to 12/31/2006...........    $ 9.59       $ 8.67          0
   01/01/2007 to 12/31/2007...........    $ 8.67       $ 8.51          0
   01/01/2008 to 12/31/2008...........    $ 8.51       $11.63          0
   01/01/2009 to 12/31/2009...........    $11.63       $ 8.19          0
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 6.57          0
   01/01/2011 to 12/31/2011...........    $ 6.57       $ 5.85          0
   01/01/2012 to 12/31/2012...........    $ 5.85       $ 4.76          0
   01/01/2013 to 12/31/2013...........    $ 4.76       $ 3.42          0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.56          0
   01/01/2006 to 12/31/2006...........    $13.56       $12.70          0
   01/01/2007 to 12/31/2007...........    $12.70       $12.25          0
   01/01/2008 to 12/31/2008...........    $12.25       $12.19          0
   01/01/2009 to 12/31/2009...........    $12.19       $12.34          0
   01/01/2010 to 12/31/2010...........    $12.34       $12.67          0
   01/01/2011 to 12/31/2011...........    $12.67       $13.18          0
   01/01/2012 to 12/31/2012...........    $13.18       $18.11          0
   01/01/2013 to 12/31/2013...........    $18.11       $29.79          0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.17          0
   01/01/2006 to 12/31/2006...........    $10.17       $11.29          0
   01/01/2007 to 12/31/2007...........    $11.29       $11.42          0
   01/01/2008 to 12/31/2008...........    $11.42       $ 6.95          0
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.44          0
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.28          0
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 9.06          0
   01/01/2012 to 12/31/2012...........    $ 9.06       $10.07          0
   01/01/2013 to 12/31/2013...........    $10.07       $12.76          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.78          0
   01/01/2006 to 12/31/2006...........    $ 9.78       $10.76          0
   01/01/2007 to 12/31/2007...........    $10.76       $11.30          0
   01/01/2008 to 12/31/2008...........    $11.30       $ 8.09          0
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.60          0
   01/01/2010 to 12/31/2010...........    $ 9.60       $11.01          0
   01/01/2011 to 12/31/2011...........    $11.01       $11.49          0
   01/01/2012 to 12/31/2012...........    $11.49       $12.44          0
   01/01/2013 to 12/31/2013...........    $12.44       $15.61          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.72          0
   01/01/2006 to 12/31/2006...........    $ 9.72       $10.63          0
   01/01/2007 to 12/31/2007...........    $10.63       $ 9.52          0
   01/01/2008 to 12/31/2008...........    $ 9.52       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 8.15          0
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.66          0
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.95          0
   01/01/2012 to 12/31/2012...........    $ 9.95       $11.86          0
   01/01/2013 to 12/31/2013...........    $11.86       $16.20          0
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.47          0
   01/01/2006 to 12/31/2006...........    $10.47       $12.02          0
   01/01/2007 to 12/31/2007...........    $12.02       $13.44          0
   01/01/2008 to 12/31/2008...........    $13.44       $ 7.35          0
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 9.49          0
   01/01/2010 to 12/31/2010...........    $ 9.49       $ 9.52          0
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.47          0
   01/01/2012 to 12/31/2012...........    $ 8.47       $ 9.64          0
   01/01/2013 to 12/31/2013...........    $ 9.64       $11.45          0
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.58          0
   01/01/2006 to 12/31/2006...........    $10.58       $12.13          0
   01/01/2007 to 12/31/2007...........    $12.13       $ 9.58          0
   01/01/2008 to 12/31/2008...........    $ 9.58       $ 4.63          0
   01/01/2009 to 12/31/2009...........    $ 4.63       $ 5.19          0
   01/01/2010 to 12/31/2010...........    $ 5.19       $ 5.63          0
   01/01/2011 to 12/31/2011...........    $ 5.63       $ 4.73          0
   01/01/2012 to 12/31/2012...........    $ 4.73       $ 5.77          0
   01/01/2013 to 12/31/2013...........    $ 5.77       $ 7.44          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.52          0
   01/01/2006 to 12/31/2006...........    $10.52       $10.81          0
   01/01/2007 to 12/31/2007...........    $10.81       $11.25          0
   01/01/2008 to 12/31/2008...........    $11.25       $ 8.31          0
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.71          0
   01/01/2010 to 12/31/2010...........    $ 9.71       $ 9.75          0
   01/01/2011 to 12/31/2011...........    $ 9.75       $10.48          0
   01/01/2012 to 12/31/2012...........    $10.48       $12.02          0
   01/01/2013 to 12/31/2013...........    $12.02       $16.40          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.12          0
   01/01/2006 to 12/31/2006...........    $10.12       $11.03          0
   01/01/2007 to 12/31/2007...........    $11.03       $12.03          0
   01/01/2008 to 12/31/2008...........    $12.03       $ 6.99          0
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.47          0
   01/01/2010 to 12/31/2010...........    $ 8.47       $10.24          0
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.82          0
   01/01/2012 to 12/31/2012...........    $ 9.82       $11.11          0
   01/01/2013 to 12/31/2013...........    $11.11       $14.99          0
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.78          0
   01/01/2006 to 12/31/2006...........    $12.78       $12.65          0
   01/01/2007 to 12/31/2007...........    $12.65       $13.61          0
   01/01/2008 to 12/31/2008...........    $13.61       $ 7.33          0
   01/01/2009 to 12/31/2009...........    $ 7.33       $12.69          0
   01/01/2010 to 12/31/2010...........    $12.69       $16.77          0
   01/01/2011 to 12/31/2011...........    $16.77       $15.24          0
   01/01/2012 to 12/31/2012...........    $15.24       $17.83          0
   01/01/2013 to 12/31/2013...........    $17.83       $26.41          0
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.45          0
   01/01/2006 to 12/31/2006...........    $13.45       $14.56          0
   01/01/2007 to 12/31/2007...........    $14.56       $12.79          0
   01/01/2008 to 12/31/2008...........    $12.79       $ 7.39          0
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 7.96          0
   01/01/2010 to 12/31/2010...........    $ 7.96       $ 7.27          0
   01/01/2011 to 12/31/2011...........    $ 7.27       $ 5.78          0
   01/01/2012 to 12/31/2012...........    $ 5.78       $ 6.94          0
   01/01/2013 to 12/31/2013...........    $ 6.94       $10.05          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.04          0
   01/01/2006 to 12/31/2006...........    $10.04       $10.69          0
   01/01/2007 to 12/31/2007...........    $10.69       $11.17          0
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.03          0
   01/01/2009 to 12/31/2009...........    $ 7.03       $ 8.91          0
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.84          0
   01/01/2011 to 12/31/2011...........    $ 9.84       $ 9.91          0
   01/01/2012 to 12/31/2012...........    $ 9.91       $10.91          0
   01/01/2013 to 12/31/2013...........    $10.91       $13.92          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.25          0
   01/01/2006 to 12/31/2006...........    $10.25       $11.88          0
   01/01/2007 to 12/31/2007...........    $11.88       $11.62          0
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.75          0
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 7.88          0
   01/01/2010 to 12/31/2010...........    $ 7.88       $ 8.69          0
   01/01/2011 to 12/31/2011...........    $ 8.69       $ 8.37          0
   01/01/2012 to 12/31/2012...........    $ 8.37       $ 9.44          0
   01/01/2013 to 12/31/2013...........    $ 9.44       $11.97          0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.81          0
   01/01/2006 to 12/31/2006...........    $10.81       $10.98          0
   01/01/2007 to 12/31/2007...........    $10.98       $11.98          0
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.16          0
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 9.67          0
   01/01/2010 to 12/31/2010...........    $ 9.67       $12.12          0
   01/01/2011 to 12/31/2011...........    $12.12       $11.50          0
   01/01/2012 to 12/31/2012...........    $11.50       $12.95          0
   01/01/2013 to 12/31/2013...........    $12.95       $16.51          0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $11.69          0
   01/01/2007 to 12/31/2007...........    $11.69       $11.52          0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.17          0
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 9.16          0
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.77          0
   01/01/2011 to 12/31/2011...........    $10.77       $10.11          0
   01/01/2012 to 12/31/2012...........    $10.11       $11.50          0
   01/01/2013 to 12/31/2013...........    $11.50       $14.85          0
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.61          0
   01/01/2006 to 12/31/2006...........    $10.61       $10.93          0
   01/01/2007 to 12/31/2007...........    $10.93       $12.55          0
   01/01/2008 to 12/31/2008...........    $12.55       $ 7.05          0
   01/01/2009 to 12/31/2009...........    $ 7.05       $10.46          0
   01/01/2010 to 12/31/2010...........    $10.46       $12.08          0
   01/01/2011 to 12/31/2011...........    $12.08       $11.97          0
   01/01/2012 to 12/31/2012...........    $11.97       $13.58          0
   01/01/2013 to 12/31/2013...........    $13.58       $17.81          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.98          0
   01/01/2006 to 12/31/2006...........    $10.98       $12.94          0
   01/01/2007 to 12/31/2007...........    $12.94       $16.73          0
   01/01/2008 to 12/31/2008...........    $16.73       $10.30          0
   01/01/2009 to 12/31/2009...........    $10.30       $11.62          0
   01/01/2010 to 12/31/2010...........    $11.62       $13.36          0
   01/01/2011 to 12/31/2011...........    $13.36       $13.34          0
   01/01/2012 to 12/31/2012...........    $13.34       $13.40          0
   01/01/2013 to 12/31/2013...........    $13.40       $16.24          0
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.49          0
   01/01/2006 to 12/31/2006...........    $ 9.49       $10.39          0
   01/01/2007 to 12/31/2007...........    $10.39       $10.38          0
   01/01/2008 to 12/31/2008...........    $10.38       $ 8.16          0
   01/01/2009 to 12/31/2009...........    $ 8.16       $ 9.32          0
   01/01/2010 to 12/31/2010...........    $ 9.32       $ 9.14          0
   01/01/2011 to 12/31/2011...........    $ 9.14       $10.37          0
   01/01/2012 to 12/31/2012...........    $10.37       $11.32          0
   01/01/2013 to 12/31/2013...........    $11.32       $14.55          0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.06          0
   01/01/2006 to 12/31/2006...........    $12.06       $12.65          0
   01/01/2007 to 12/31/2007...........    $12.65       $15.12          0
   01/01/2008 to 12/31/2008...........    $15.12       $10.22          0
   01/01/2009 to 12/31/2009...........    $10.22       $13.51          0
   01/01/2010 to 12/31/2010...........    $13.51       $17.53          0
   01/01/2011 to 12/31/2011...........    $17.53       $13.83          0
   01/01/2012 to 12/31/2012...........    $13.83       $11.54          0
   01/01/2013 to 12/31/2013...........    $11.54       $ 6.99          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.23          0
   01/01/2006 to 12/31/2006...........    $11.23       $14.53          0
   01/01/2007 to 12/31/2007...........    $14.53       $11.41          0
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.54          0
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.17          0
   01/01/2010 to 12/31/2010...........    $ 8.17       $ 9.95          0
   01/01/2011 to 12/31/2011...........    $ 9.95       $10.18          0
   01/01/2012 to 12/31/2012...........    $10.18       $11.65          0
   01/01/2013 to 12/31/2013...........    $11.65       $11.38          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.13          0
   01/01/2006 to 12/31/2006...........    $ 9.13       $ 9.82          0
   01/01/2007 to 12/31/2007...........    $ 9.82       $ 9.09          0
   01/01/2008 to 12/31/2008...........    $ 9.09       $ 5.51          0
   01/01/2009 to 12/31/2009...........    $ 5.51       $ 7.11          0
   01/01/2010 to 12/31/2010...........    $ 7.11       $ 5.83          0
   01/01/2011 to 12/31/2011...........    $ 5.83       $ 3.56          0
   01/01/2012 to 12/31/2012...........    $ 3.56       $ 3.23          0
   01/01/2013 to 12/31/2013...........    $ 3.23       $ 3.68          0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.71          0
   01/01/2006 to 12/31/2006...........    $10.71       $ 9.71          0
   01/01/2007 to 12/31/2007...........    $ 9.71       $10.16          0
   01/01/2008 to 12/31/2008...........    $10.16       $ 4.98          0
   01/01/2009 to 12/31/2009...........    $ 4.98       $ 7.97          0
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.75          0
   01/01/2011 to 12/31/2011...........    $ 8.75       $ 8.21          0
   01/01/2012 to 12/31/2012...........    $ 8.21       $ 7.68          0
   01/01/2013 to 12/31/2013...........    $ 7.68       $10.02          0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.99          0
   01/01/2006 to 12/31/2006...........    $ 8.99       $ 8.46          0
   01/01/2007 to 12/31/2007...........    $ 8.46       $ 8.02          0
   01/01/2008 to 12/31/2008...........    $ 8.02       $10.33          0
   01/01/2009 to 12/31/2009...........    $10.33       $ 6.51          0
   01/01/2010 to 12/31/2010...........    $ 6.51       $ 4.72          0
   01/01/2011 to 12/31/2011...........    $ 4.72       $ 4.23          0
   01/01/2012 to 12/31/2012...........    $ 4.23       $ 3.35          0
   01/01/2013 to 12/31/2013...........    $ 3.35       $ 2.36          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.19          0
   01/01/2006 to 12/31/2006...........    $ 9.19       $ 8.85          0
   01/01/2007 to 12/31/2007...........    $ 8.85       $ 7.65          0
   01/01/2008 to 12/31/2008...........    $ 7.65       $11.06          0
   01/01/2009 to 12/31/2009...........    $11.06       $ 6.41          0
   01/01/2010 to 12/31/2010...........    $ 6.41       $ 4.93          0
   01/01/2011 to 12/31/2011...........    $ 4.93       $ 4.31          0
   01/01/2012 to 12/31/2012...........    $ 4.31       $ 3.42          0
   01/01/2013 to 12/31/2013...........    $ 3.42       $ 2.36          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.22          0
   01/01/2006 to 12/31/2006...........    $ 9.22       $ 7.94          0
   01/01/2007 to 12/31/2007...........    $ 7.94       $ 8.10          0
   01/01/2008 to 12/31/2008...........    $ 8.10       $ 9.82          0
   01/01/2009 to 12/31/2009...........    $ 9.82       $ 6.48          0
   01/01/2010 to 12/31/2010...........    $ 6.48       $ 4.50          0
   01/01/2011 to 12/31/2011...........    $ 4.50       $ 3.99          0
   01/01/2012 to 12/31/2012...........    $ 3.99       $ 3.16          0
   01/01/2013 to 12/31/2013...........    $ 3.16       $ 2.12          0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $11.18          0
   01/01/2007 to 12/31/2007...........    $11.18       $11.36          0
   01/01/2008 to 12/31/2008...........    $11.36       $ 7.32          0
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 9.01          0
   01/01/2010 to 12/31/2010...........    $ 9.01       $11.07          0
   01/01/2011 to 12/31/2011...........    $11.07       $10.95          0
   01/01/2012 to 12/31/2012...........    $10.95       $12.02          0
   01/01/2013 to 12/31/2013...........    $12.02       $16.49          0
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.35          0
   01/01/2006 to 12/31/2006...........    $10.35       $11.87          0
   01/01/2007 to 12/31/2007...........    $11.87       $10.75          0
   01/01/2008 to 12/31/2008...........    $10.75       $ 7.28          0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 8.56          0
   01/01/2010 to 12/31/2010...........    $ 8.56       $10.20          0
   01/01/2011 to 12/31/2011...........    $10.20       $ 9.55          0
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.84          0
   01/01/2013 to 12/31/2013...........    $10.84       $14.57          0
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.18          0
   01/01/2007 to 12/31/2007...........    $11.18       $12.49          0
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.79          0
   01/01/2009 to 12/31/2009...........    $ 6.79       $10.70          0
   01/01/2010 to 12/31/2010...........    $10.70       $11.57          0
   01/01/2011 to 12/31/2011...........    $11.57       $11.14          0
   01/01/2012 to 12/31/2012...........    $11.14       $12.00          0
   01/01/2013 to 12/31/2013...........    $12.00       $14.67          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.79          0
   01/01/2006 to 12/31/2006...........    $ 9.79       $12.84          0
   01/01/2007 to 12/31/2007...........    $12.84       $13.58          0
   01/01/2008 to 12/31/2008...........    $13.58       $ 8.70          0
   01/01/2009 to 12/31/2009...........    $ 8.70       $ 9.12          0
   01/01/2010 to 12/31/2010...........    $ 9.12       $10.30          0
   01/01/2011 to 12/31/2011...........    $10.30       $10.24          0
   01/01/2012 to 12/31/2012...........    $10.24       $11.66          0
   01/01/2013 to 12/31/2013...........    $11.66       $12.76          0
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $ 9.88          0
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.62          0
   01/01/2008 to 12/31/2008...........    $10.62       $15.53          0
   01/01/2009 to 12/31/2009...........    $15.53       $10.22          0
   01/01/2010 to 12/31/2010...........    $10.22       $10.99          0
   01/01/2011 to 12/31/2011...........    $10.99       $15.40          0
   01/01/2012 to 12/31/2012...........    $15.40       $15.19          0
   01/01/2013 to 12/31/2013...........    $15.19       $12.00          0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.30          0
   01/01/2006 to 12/31/2006...........    $10.30       $12.38          0
   01/01/2007 to 12/31/2007...........    $12.38       $12.19          0
   01/01/2008 to 12/31/2008...........    $12.19       $ 3.88          0
   01/01/2009 to 12/31/2009...........    $ 3.88       $ 5.48          0
   01/01/2010 to 12/31/2010...........    $ 5.48       $ 6.54          0
   01/01/2011 to 12/31/2011...........    $ 6.54       $ 6.08          0
   01/01/2012 to 12/31/2012...........    $ 6.08       $ 7.65          0
   01/01/2013 to 12/31/2013...........    $ 7.65       $12.55          0
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.44          0
   01/01/2006 to 12/31/2006...........    $11.44       $12.36          0
   01/01/2007 to 12/31/2007...........    $12.36       $12.79          0
   01/01/2008 to 12/31/2008...........    $12.79       $ 4.06          0
   01/01/2009 to 12/31/2009...........    $ 4.06       $ 6.58          0
   01/01/2010 to 12/31/2010...........    $ 6.58       $ 9.61          0
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 8.11          0
   01/01/2012 to 12/31/2012...........    $ 8.11       $10.49          0
   01/01/2013 to 12/31/2013...........    $10.49       $17.47          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.10          0
   01/01/2006 to 12/31/2006...........    $11.10       $11.37          0
   01/01/2007 to 12/31/2007...........    $11.37       $14.26          0
   01/01/2008 to 12/31/2008...........    $14.26       $ 3.80          0
   01/01/2009 to 12/31/2009...........    $ 3.80       $ 8.13          0
   01/01/2010 to 12/31/2010...........    $ 8.13       $10.73          0
   01/01/2011 to 12/31/2011...........    $10.73       $10.36          0
   01/01/2012 to 12/31/2012...........    $10.36       $13.53          0
   01/01/2013 to 12/31/2013...........    $13.53       $23.65          0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.72          0
   01/01/2006 to 12/31/2006...........    $10.72       $13.19          0
   01/01/2007 to 12/31/2007...........    $13.19       $11.18          0
   01/01/2008 to 12/31/2008...........    $11.18       $ 3.69          0
   01/01/2009 to 12/31/2009...........    $ 3.69       $ 5.05          0
   01/01/2010 to 12/31/2010...........    $ 5.05       $ 7.32          0
   01/01/2011 to 12/31/2011...........    $ 7.32       $ 5.80          0
   01/01/2012 to 12/31/2012...........    $ 5.80       $ 7.34          0
   01/01/2013 to 12/31/2013...........    $ 7.34       $13.38          0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $12.41          0
   01/01/2007 to 12/31/2007...........    $12.41       $14.03          0
   01/01/2008 to 12/31/2008...........    $14.03       $ 9.50          0
   01/01/2009 to 12/31/2009...........    $ 9.50       $10.27          0
   01/01/2010 to 12/31/2010...........    $10.27       $10.62          0
   01/01/2011 to 12/31/2011...........    $10.62       $12.19          0
   01/01/2012 to 12/31/2012...........    $12.19       $11.92          0
   01/01/2013 to 12/31/2013...........    $11.92       $13.19          0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.24          0
   01/01/2006 to 12/31/2006...........    $11.24       $13.28          0
   01/01/2007 to 12/31/2007...........    $13.28       $15.51          0
   01/01/2008 to 12/31/2008...........    $15.51       $ 7.52          0
   01/01/2009 to 12/31/2009...........    $ 7.52       $10.08          0
   01/01/2010 to 12/31/2010...........    $10.08       $11.22          0
   01/01/2011 to 12/31/2011...........    $11.22       $ 9.32          0
   01/01/2012 to 12/31/2012...........    $ 9.32       $11.14          0
   01/01/2013 to 12/31/2013...........    $11.14       $12.93          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.11       $10.53             0
   01/01/2006 to 12/31/2006...........    $10.53       $10.58             0
   01/01/2007 to 12/31/2007...........    $10.58       $10.77             0
   01/01/2008 to 12/31/2008...........    $10.77       $ 7.58         1,916
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.42             0
   01/01/2010 to 12/31/2010...........    $ 8.42       $ 9.81             0
   01/01/2011 to 12/31/2011...........    $ 9.81       $10.40            68
   01/01/2012 to 12/31/2012...........    $10.40       $11.11            71
   01/01/2013 to 12/31/2013...........    $11.11       $15.43            46
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $11.42             0
   01/01/2007 to 12/31/2007...........    $11.42       $12.21             0
   01/01/2008 to 12/31/2008...........    $12.21       $ 6.58         1,798
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 7.26        11,014
   01/01/2010 to 12/31/2010...........    $ 7.26       $ 8.44         4,475
   01/01/2011 to 12/31/2011...........    $ 8.44       $ 8.11         1,623
   01/01/2012 to 12/31/2012...........    $ 8.11       $ 8.95            21
   01/01/2013 to 12/31/2013...........    $ 8.95       $11.86             0
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.58             0
   01/01/2006 to 12/31/2006...........    $ 9.58       $11.75             0
   01/01/2007 to 12/31/2007...........    $11.75       $11.55             0
   01/01/2008 to 12/31/2008...........    $11.55       $ 8.06             0
   01/01/2009 to 12/31/2009...........    $ 8.06       $ 8.97             0
   01/01/2010 to 12/31/2010...........    $ 8.97       $10.23             0
   01/01/2011 to 12/31/2011...........    $10.23       $10.76             0
   01/01/2012 to 12/31/2012...........    $10.76       $11.63             0
   01/01/2013 to 12/31/2013...........    $11.63       $14.86             0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.71             0
   01/01/2006 to 12/31/2006...........    $ 9.71       $11.21             0
   01/01/2007 to 12/31/2007...........    $11.21       $11.06             0
   01/01/2008 to 12/31/2008...........    $11.06       $ 6.42         5,504
   01/01/2009 to 12/31/2009...........    $ 6.42       $ 7.16           792
   01/01/2010 to 12/31/2010...........    $ 7.16       $ 8.14             0
   01/01/2011 to 12/31/2011...........    $ 8.14       $ 8.43             0
   01/01/2012 to 12/31/2012...........    $ 8.43       $ 8.69             0
   01/01/2013 to 12/31/2013...........    $ 8.69       $10.88             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.17             0
   01/01/2006 to 12/31/2006...........    $11.17       $11.22             0
   01/01/2007 to 12/31/2007...........    $11.22       $12.95             0
   01/01/2008 to 12/31/2008...........    $12.95       $ 5.71             0
   01/01/2009 to 12/31/2009...........    $ 5.71       $ 5.97             0
   01/01/2010 to 12/31/2010...........    $ 5.97       $ 7.61             0
   01/01/2011 to 12/31/2011...........    $ 7.61       $ 5.60             0
   01/01/2012 to 12/31/2012...........    $ 5.60       $ 6.63             0
   01/01/2013 to 12/31/2013...........    $ 6.63       $ 8.51             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.14             0
   01/01/2006 to 12/31/2006...........    $10.14       $11.74             0
   01/01/2007 to 12/31/2007...........    $11.74       $11.78             0
   01/01/2008 to 12/31/2008...........    $11.78       $ 7.31             0
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.34             0
   01/01/2010 to 07/16/2010...........    $ 8.34       $ 7.98             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.05       $10.91           439
   01/01/2011 to 12/31/2011...........    $10.91       $ 9.29             0
   01/01/2012 to 12/31/2012...........    $ 9.29       $10.31             0
   01/01/2013 to 12/31/2013...........    $10.31       $12.08             0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.98       $ 9.27         6,075
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.86        14,440
   01/01/2012 to 12/31/2012...........    $ 8.86       $10.33        19,181
   01/01/2013 to 12/31/2013...........    $10.33       $13.15             0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.11       $13.96         2,254
   01/01/2011 to 12/31/2011...........    $13.96       $12.91         1,404
   01/01/2012 to 12/31/2012...........    $12.91       $15.22         1,044
   01/01/2013 to 12/31/2013...........    $15.22       $20.84           331
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21             0
   01/01/2011 to 12/31/2011...........    $12.21       $11.40             0
   01/01/2012 to 12/31/2012...........    $11.40       $12.04             0
   01/01/2013 to 12/31/2013...........    $12.04       $17.70             0



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: WITH LT5, HDV, AND EBP (2.60%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $11.20             0
   01/01/2007 to 12/31/2007...........    $11.20       $11.47             0
   01/01/2008 to 12/31/2008...........    $11.47       $10.66             0
   01/01/2009 to 12/31/2009...........    $10.66       $12.14             0
   01/01/2010 to 12/31/2010...........    $12.14       $13.76             0
   01/01/2011 to 12/31/2011...........    $13.76       $13.77             0
   01/01/2012 to 12/31/2012...........    $13.77       $15.30             0
   01/01/2013 to 12/31/2013...........    $15.30       $16.40             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.90             0
   01/01/2007 to 12/31/2007...........    $10.90       $11.59             0
   01/01/2008 to 12/31/2008...........    $11.59       $ 7.70        65,805
   01/01/2009 to 12/31/2009...........    $ 7.70       $ 9.32        68,058
   01/01/2010 to 12/31/2010...........    $ 9.32       $10.16        52,394
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.64        46,603
   01/01/2012 to 12/31/2012...........    $ 9.64       $10.57        45,787
   01/01/2013 to 12/31/2013...........    $10.57       $11.32        32,719
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.58             0
   01/01/2007 to 12/31/2007...........    $10.58       $11.28             0
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.71        46,482
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.48        73,416
   01/01/2010 to 12/31/2010...........    $ 9.48       $10.50        45,698
   01/01/2011 to 12/31/2011...........    $10.50       $10.24        41,101
   01/01/2012 to 12/31/2012...........    $10.24       $11.33        19,746
   01/01/2013 to 12/31/2013...........    $11.33       $12.87         8,857

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.63             0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.24             0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.25             0
   01/01/2006 to 12/31/2006...........    $10.25       $11.67             0
   01/01/2007 to 12/31/2007...........    $11.67       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.21             0
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.28        13,356
   01/01/2010 to 12/31/2010...........    $ 8.28       $ 9.18        12,246
   01/01/2011 to 12/31/2011...........    $ 9.18       $ 9.26        10,136
   01/01/2012 to 05/04/2012...........    $ 9.26       $10.03             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02             0
   01/01/2006 to 12/31/2006...........    $10.02       $10.79             0
   01/01/2007 to 12/31/2007...........    $10.79       $11.46             0
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.96       157,625
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.56       148,734
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.46       111,834
   01/01/2011 to 12/31/2011...........    $10.46       $10.06       100,473
   01/01/2012 to 12/31/2012...........    $10.06       $11.02       100,679
   01/01/2013 to 12/31/2013...........    $11.02       $12.63        94,962
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.11         8,701
   01/01/2012 to 12/31/2012...........    $ 9.11       $ 9.93        14,730
   01/01/2013 to 12/31/2013...........    $ 9.93       $10.72        12,495
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.43             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008..........    $10.04       $11.65       206,480
   01/01/2009 to 12/31/2009...........    $11.65       $11.31       215,216
   01/01/2010 to 12/31/2010...........    $11.31       $12.05       137,467
   01/01/2011 to 12/31/2011...........    $12.05       $12.48       132,243
   01/01/2012 to 12/31/2012...........    $12.48       $12.53       126,225
   01/01/2013 to 12/31/2013...........    $12.53       $12.16       105,845
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.30        53,486
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.02        42,201
   01/01/2011 to 12/31/2011...........    $10.02       $10.70        57,568
   01/01/2012 to 12/31/2012...........    $10.70       $10.85         7,971
   01/01/2013 to 12/31/2013...........    $10.85       $10.50         5,389
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.68       108,840
   01/01/2011 to 12/31/2011...........    $10.68       $11.58        78,548
   01/01/2012 to 12/31/2012...........    $11.58       $11.86        38,997
   01/01/2013 to 12/31/2013...........    $11.86       $11.31         8,561
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008..........    $10.06       $12.48        39,538
   01/01/2009 to 12/31/2009...........    $12.48       $11.42        90,467
   01/01/2010 to 12/31/2010...........    $11.42       $12.36        66,204
   01/01/2011 to 12/31/2011...........    $12.36       $13.68        30,954
   01/01/2012 to 12/31/2012...........    $13.68       $14.08        11,776
   01/01/2013 to 12/31/2013...........    $14.08       $13.29         2,376
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008..........    $10.08       $12.55         5,428
   01/01/2009 to 12/31/2009...........    $12.55       $11.28        29,487
   01/01/2010 to 12/31/2010...........    $11.28       $12.23        13,077
   01/01/2011 to 12/31/2011...........    $12.23       $13.82         8,076
   01/01/2012 to 12/31/2012...........    $13.82       $14.25        51,974
   01/01/2013 to 12/31/2013...........    $14.25       $13.21        48,694

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.72             0
   01/01/2010 to 12/31/2010...........    $ 8.72       $ 9.50       126,793
   01/01/2011 to 12/31/2011...........    $ 9.50       $10.98        29,729
   01/01/2012 to 12/31/2012...........    $10.98       $11.37         3,135
   01/01/2013 to 12/31/2013...........    $11.37       $10.35        66,633
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.92        34,608
   01/01/2011 to 12/31/2011...........    $10.92       $12.79        82,674
   01/01/2012 to 12/31/2012...........    $12.79       $13.31        32,292
   01/01/2013 to 12/31/2013...........    $13.31       $12.05        10,826
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.92        75,766
   01/01/2012 to 12/31/2012...........    $11.92       $12.29       117,699
   01/01/2013 to 12/31/2013...........    $12.29       $10.81         9,066
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.31        38,730
   01/01/2013 to 12/31/2013...........    $10.31       $ 9.02       235,679
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.68        83,093
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.07             0
   01/01/2007 to 12/31/2007...........    $11.07       $11.83             0
   01/01/2008 to 12/31/2008...........    $11.83       $ 7.50       258,438
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.15       169,320
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.11       140,900
   01/01/2011 to 12/31/2011...........    $10.11       $ 9.61       118,744
   01/01/2012 to 12/31/2012...........    $ 9.61       $10.64        81,230
   01/01/2013 to 12/31/2013...........    $10.64       $12.71       123,907

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.57             0
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.92             0
   01/01/2006 to 12/31/2006...........    $11.92       $15.88             0
   01/01/2007 to 12/31/2007...........    $15.88       $12.38             0
   01/01/2008 to 12/31/2008...........    $12.38       $ 7.83        14,578
   01/01/2009 to 12/31/2009...........    $ 7.83       $10.06         1,516
   01/01/2010 to 12/31/2010...........    $10.06       $12.61         1,087
   01/01/2011 to 12/31/2011...........    $12.61       $13.10           770
   01/01/2012 to 12/31/2012...........    $13.10       $14.71           809
   01/01/2013 to 12/31/2013...........    $14.71       $14.78            85
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.94             0
   01/01/2006 to 12/31/2006...........    $ 9.94       $11.61             0
   01/01/2007 to 12/31/2007...........    $11.61       $ 9.30             0
   01/01/2008 to 07/18/2008...........    $ 9.30       $ 8.47             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.63             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.87             0
   01/01/2006 to 12/31/2006...........    $10.87       $11.96             0
   01/01/2007 to 12/31/2007...........    $11.96       $12.95             0
   01/01/2008 to 12/31/2008...........    $12.95       $ 7.05           926
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 9.11         4,101
   01/01/2010 to 12/31/2010...........    $ 9.11       $11.76         3,659
   01/01/2011 to 12/31/2011...........    $11.76       $ 9.96         2,792
   01/01/2012 to 12/31/2012...........    $ 9.96       $11.64         2,747
   01/01/2013 to 12/31/2013...........    $11.64       $15.97         2,094

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99             0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.08         3,294
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.36         4,208
   01/01/2010 to 12/31/2010...........    $ 8.36       $ 9.23         6,498
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.77         7,000
   01/01/2012 to 12/31/2012...........    $ 8.77       $ 9.70         7,072
   01/01/2013 to 12/31/2013...........    $ 9.70       $11.27         8,501
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.50             0
   01/01/2007 to 12/31/2007...........    $10.50       $11.10             0
   01/01/2008 to 12/31/2008...........    $11.10       $ 7.08        52,619
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.54        32,556
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.52        23,301
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 9.13        17,394
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.84        17,211
   01/01/2013 to 12/31/2013...........    $ 9.84       $11.00        16,023
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.44         7,405
   01/01/2009 to 11/13/2009...........    $ 7.44       $ 8.25             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.68        53,323
   01/01/2013 to 12/31/2013...........    $10.68       $12.95        37,667
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.75         3,912
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09         1,891
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.01         1,260
   01/01/2010 to 12/31/2010...........    $ 8.01       $ 9.38         1,062
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.67           764
   01/01/2012 to 12/31/2012...........    $ 8.67       $10.71           658
   01/01/2013 to 12/31/2013...........    $10.71       $10.89            30

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.67             0
   01/01/2006 to 12/31/2006...........    $10.67       $11.44             0
   01/01/2007 to 12/31/2007...........    $11.44       $12.69             0
   01/01/2008 to 12/31/2008...........    $12.69       $ 7.39         3,903
   01/01/2009 to 12/31/2009...........    $ 7.39       $10.75         2,250
   01/01/2010 to 12/31/2010...........    $10.75       $11.54         1,028
   01/01/2011 to 12/31/2011...........    $11.54       $10.80         1,201
   01/01/2012 to 12/31/2012...........    $10.80       $12.60         1,479
   01/01/2013 to 12/31/2013...........    $12.60       $15.92         1,454
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.18             0
   01/01/2006 to 12/31/2006...........    $10.18       $11.63             0
   01/01/2007 to 12/31/2007...........    $11.63       $11.91             0
   01/01/2008 to 12/31/2008...........    $11.91       $ 6.88         2,685
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 7.99         9,354
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 8.78         7,741
   01/01/2011 to 12/31/2011...........    $ 8.78       $ 8.08        19,783
   01/01/2012 to 12/31/2012...........    $ 8.08       $ 9.42        12,859
   01/01/2013 to 12/31/2013...........    $ 9.42       $12.25        13,120
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.49             0
   01/01/2006 to 12/31/2006...........    $10.49       $10.86             0
   01/01/2007 to 12/31/2007...........    $10.86       $12.63             0
   01/01/2008 to 12/31/2008...........    $12.63       $ 7.28           838
   01/01/2009 to 12/31/2009...........    $ 7.28       $11.14           352
   01/01/2010 to 12/31/2010...........    $11.14       $13.00           826
   01/01/2011 to 12/31/2011...........    $13.00       $12.29           221
   01/01/2012 to 12/31/2012...........    $12.29       $14.32           250
   01/01/2013 to 12/31/2013...........    $14.32       $18.43           284
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16             0
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.50        18,380
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.01        19,705
   01/01/2010 to 12/31/2010...........    $ 9.01       $ 9.80        11,064
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.49         9,513
   01/01/2012 to 12/31/2012...........    $ 9.49       $10.18         9,484
   01/01/2013 to 12/31/2013...........    $10.18       $10.89         7,688

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $ 7.64       $ 9.76        9,563
   01/01/2010 to 12/31/2010...........    $ 9.76       $12.05        1,374
   01/01/2011 to 12/31/2011...........    $12.05       $11.89        1,483
   01/01/2012 to 12/31/2012...........    $11.89       $13.39        1,530
   01/01/2013 to 12/31/2013...........    $13.39       $18.11          561
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.63            0
   01/01/2006 to 12/31/2006...........    $10.63       $12.60            0
   01/01/2007 to 12/31/2007...........    $12.60       $12.42            0
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.58          644
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 8.74        6,463
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.57        5,817
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.27        4,819
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.24        4,719
   01/01/2013 to 12/31/2013...........    $10.24       $13.43        3,706
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.78            0
   01/01/2006 to 12/31/2006...........    $ 9.78       $10.51            0
   01/01/2007 to 12/31/2007...........    $10.51       $10.49            0
   01/01/2008 to 12/31/2008...........    $10.49       $ 7.61          427
   01/01/2009 to 12/31/2009...........    $ 7.61       $10.05        3,942
   01/01/2010 to 12/31/2010...........    $10.05       $11.11        1,520
   01/01/2011 to 12/31/2011...........    $11.11       $11.16        1,230
   01/01/2012 to 12/31/2012...........    $11.16       $12.38        1,549
   01/01/2013 to 12/31/2013...........    $12.38       $12.92        1,062
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.20            0
   01/01/2006 to 12/31/2006...........    $11.20       $13.19            0
   01/01/2007 to 12/31/2007...........    $13.19       $15.30            0
   01/01/2008 to 12/31/2008...........    $15.30       $ 7.41        1,600
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.77        2,752
   01/01/2010 to 12/31/2010...........    $ 9.77       $10.90          405
   01/01/2011 to 12/31/2011...........    $10.90       $ 9.24          150
   01/01/2012 to 12/31/2012...........    $ 9.24       $10.83          186
   01/01/2013 to 12/31/2013...........    $10.83       $12.56          290

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.62             0
   01/01/2006 to 12/31/2006...........    $10.62       $13.19             0
   01/01/2007 to 12/31/2007...........    $13.19       $15.13             0
   01/01/2008 to 12/31/2008...........    $15.13       $ 8.25           676
   01/01/2009 to 12/31/2009...........    $ 8.25       $10.49         1,940
   01/01/2010 to 12/31/2010...........    $10.49       $11.35         1,149
   01/01/2011 to 12/31/2011...........    $11.35       $ 9.67         1,084
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.98         1,021
   01/01/2013 to 12/31/2013...........    $10.98       $12.78           331
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.89             0
   01/01/2009 to 12/31/2009...........    $10.89       $11.80             0
   01/01/2010 to 12/31/2010...........    $11.80       $12.74             0
   01/01/2011 to 12/31/2011...........    $12.74       $13.95             0
   01/01/2012 to 12/31/2012...........    $13.95       $14.86             0
   01/01/2013 to 12/31/2013...........    $14.86       $14.02             0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.87        32,247
   01/01/2009 to 12/31/2009...........    $ 6.87       $ 8.47        21,672
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.39        21,895
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 9.10        19,870
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.07         7,475
   01/01/2013 to 12/31/2013...........    $10.07       $11.40         8,086
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.57             0
   01/01/2006 to 12/31/2006...........    $10.57       $12.64             0
   01/01/2007 to 12/31/2007...........    $12.64       $13.47             0
   01/01/2008 to 12/31/2008...........    $13.47       $ 7.69           142
   01/01/2009 to 12/31/2009...........    $ 7.69       $10.18            60
   01/01/2010 to 12/31/2010...........    $10.18       $10.63           211
   01/01/2011 to 12/31/2011...........    $10.63       $ 9.40           152
   01/01/2012 to 12/31/2012...........    $ 9.40       $11.17           196
   01/01/2013 to 12/31/2013...........    $11.17       $12.55           208

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.54             0
   01/01/2006 to 12/31/2006...........    $10.54       $11.41             0
   01/01/2007 to 12/31/2007...........    $11.41       $11.33             0
   01/01/2008 to 12/31/2008...........    $11.33       $ 9.09        81,669
   01/01/2009 to 12/31/2009...........    $ 9.09       $10.80        77,790
   01/01/2010 to 12/31/2010...........    $10.80       $11.29        50,133
   01/01/2011 to 12/31/2011...........    $11.29       $11.02        43,438
   01/01/2012 to 12/31/2012...........    $11.02       $11.89        40,800
   01/01/2013 to 12/31/2013...........    $11.89       $12.86        27,442
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.14             0
   01/01/2011 to 12/31/2011...........    $11.14       $10.93             0
   01/01/2012 to 12/31/2012...........    $10.93       $12.26             0
   01/01/2013 to 12/31/2013...........    $12.26       $16.30             0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.40             0
   01/01/2011 to 12/31/2011...........    $11.40       $10.45             0
   01/01/2012 to 12/31/2012...........    $10.45       $11.52             0
   01/01/2013 to 12/31/2013...........    $11.52       $14.75             0
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.47             0
   01/01/2006 to 12/31/2006...........    $10.47       $12.08             0
   01/01/2007 to 12/31/2007...........    $12.08       $11.42             0
   01/01/2008 to 12/31/2008...........    $11.42       $ 6.51         2,177
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.57            51
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.34            91
   01/01/2011 to 12/31/2011...........    $ 8.34       $ 7.79            55
   01/01/2012 to 12/31/2012...........    $ 7.79       $ 8.86             0
   01/01/2013 to 12/31/2013...........    $ 8.86       $12.07         1,543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.82            0
   01/01/2006 to 12/31/2006...........    $10.82       $11.30            0
   01/01/2007 to 12/31/2007...........    $11.30       $12.65            0
   01/01/2008 to 12/31/2008...........    $12.65       $ 6.94        2,548
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.77        9,810
   01/01/2010 to 12/31/2010...........    $ 8.77       $10.23        6,541
   01/01/2011 to 12/31/2011...........    $10.23       $ 9.88        4,812
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.80        4,805
   01/01/2013 to 12/31/2013...........    $10.80       $14.37        3,945
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.87            0
   01/01/2006 to 12/31/2006...........    $ 9.87       $10.56            0
   01/01/2007 to 12/31/2007...........    $10.56       $10.91            0
   01/01/2008 to 12/31/2008...........    $10.91       $ 8.15          128
   01/01/2009 to 12/31/2009...........    $ 8.15       $10.69           59
   01/01/2010 to 12/31/2010...........    $10.69       $11.81          189
   01/01/2011 to 12/31/2011...........    $11.81       $12.67          116
   01/01/2012 to 12/31/2012...........    $12.67       $13.07          165
   01/01/2013 to 12/31/2013...........    $13.07       $12.48        1,549
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.39            0
   01/01/2006 to 12/31/2006...........    $10.39       $12.59            0
   01/01/2007 to 12/31/2007...........    $12.59       $13.41            0
   01/01/2008 to 12/31/2008...........    $13.41       $ 8.62          186
   01/01/2009 to 12/31/2009...........    $ 8.62       $11.04        2,133
   01/01/2010 to 12/31/2010...........    $11.04       $12.05        1,565
   01/01/2011 to 12/31/2011...........    $12.05       $11.37        1,527
   01/01/2012 to 12/31/2012...........    $11.37       $13.63        1,451
   01/01/2013 to 12/31/2013...........    $13.63       $16.94          272

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.67             0
   01/01/2006 to 12/31/2006...........    $10.67       $11.40             0
   01/01/2007 to 12/31/2007...........    $11.40       $12.78             0
   01/01/2008 to 12/31/2008...........    $12.78       $ 7.93             0
   01/01/2009 to 12/31/2009...........    $ 7.93       $ 9.60        11,690
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.55        10,531
   01/01/2011 to 12/31/2011...........    $10.55       $10.21         8,789
   01/01/2012 to 12/31/2012...........    $10.21       $11.64         8,260
   01/01/2013 to 12/31/2013...........    $11.64       $15.51         6,420
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.16             0
   01/01/2013 to 12/31/2013...........    $10.16       $13.31             0
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.27             0
   01/01/2006 to 12/31/2006...........    $10.27       $11.43             0
   01/01/2007 to 12/31/2007...........    $11.43       $11.44             0
   01/01/2008 to 12/31/2008...........    $11.44       $ 6.89        17,449
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 9.32           755
   01/01/2010 to 12/31/2010...........    $ 9.32       $11.22           214
   01/01/2011 to 12/31/2011...........    $11.22       $10.56           458
   01/01/2012 to 12/31/2012...........    $10.56       $12.17           648
   01/01/2013 to 12/31/2013...........    $12.17       $15.70           339
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.02             0
   01/01/2006 to 12/31/2006...........    $10.02       $10.21             0
   01/01/2007 to 12/31/2007...........    $10.21       $10.43             0
   01/01/2008 to 12/31/2008...........    $10.43       $10.41       195,019
   01/01/2009 to 12/31/2009...........    $10.41       $10.17       122,070
   01/01/2010 to 12/31/2010...........    $10.17       $ 9.91        12,010
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.65        25,798
   01/01/2012 to 12/31/2012...........    $ 9.65       $ 9.40        25,211
   01/01/2013 to 12/31/2013...........    $ 9.40       $ 9.16         2,679

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.80            0
   01/01/2006 to 12/31/2006...........    $10.80       $11.65            0
   01/01/2007 to 12/31/2007...........    $11.65       $11.70            0
   01/01/2008 to 12/31/2008...........    $11.70       $ 6.58          171
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 9.02        1,926
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.84        5,126
   01/01/2011 to 12/31/2011...........    $10.84       $10.30        1,230
   01/01/2012 to 12/31/2012...........    $10.30       $11.75        1,377
   01/01/2013 to 12/31/2013...........    $11.75       $16.25          538
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05            0
   01/01/2012 to 12/31/2012...........    $10.05       $10.27           17
   01/01/2013 to 12/31/2013...........    $10.27       $ 9.72          449
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.25            0
   01/01/2006 to 12/31/2006...........    $11.25       $12.49            0
   01/01/2007 to 12/31/2007...........    $12.49       $14.87            0
   01/01/2008 to 12/31/2008...........    $14.87       $ 8.23        2,895
   01/01/2009 to 12/31/2009...........    $ 8.23       $10.40        1,262
   01/01/2010 to 12/31/2010...........    $10.40       $13.04          406
   01/01/2011 to 12/31/2011...........    $13.04       $12.91          951
   01/01/2012 to 12/31/2012...........    $12.91       $14.13          799
   01/01/2013 to 12/31/2013...........    $14.13       $18.25          493
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.23            0
   01/01/2006 to 12/31/2006...........    $10.23       $10.74            0
   01/01/2007 to 12/31/2007...........    $10.74       $12.41            0
   01/01/2008 to 12/31/2008...........    $12.41       $ 6.95            0
   01/01/2009 to 12/31/2009...........    $ 6.95       $ 8.29            0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.72          575
   01/01/2011 to 04/29/2011...........    $ 9.72       $10.86            0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.26        9,521
   01/01/2013 to 12/31/2013...........    $10.26       $11.88        8,482

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55             0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.00         5,104
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.72         1,690
   01/01/2011 to 12/31/2011...........    $10.72       $ 8.32         1,352
   01/01/2012 to 12/31/2012...........    $ 8.32       $ 9.56         1,289
   01/01/2013 to 12/31/2013...........    $ 9.56       $ 9.33            64
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.98             0
   01/01/2006 to 12/31/2006...........    $ 9.98       $10.09             0
   01/01/2007 to 12/31/2007...........    $10.09       $10.49             0
   01/01/2008 to 12/31/2008...........    $10.49       $10.34        49,868
   01/01/2009 to 12/31/2009...........    $10.34       $11.10       167,258
   01/01/2010 to 12/31/2010...........    $11.10       $11.23         1,664
   01/01/2011 to 12/31/2011...........    $11.23       $11.18         1,658
   01/01/2012 to 12/31/2012...........    $11.18       $11.40         1,577
   01/01/2013 to 12/31/2013...........    $11.40       $10.87           630
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.07             0
   01/01/2006 to 12/31/2006...........    $10.07       $10.17             0
   01/01/2007 to 12/31/2007...........    $10.17       $10.73             0
   01/01/2008 to 12/31/2008...........    $10.73       $10.22        46,623
   01/01/2009 to 12/31/2009...........    $10.22       $11.60        37,289
   01/01/2010 to 12/31/2010...........    $11.60       $12.17        25,667
   01/01/2011 to 12/31/2011...........    $12.17       $12.23        23,137
   01/01/2012 to 12/31/2012...........    $12.23       $13.02        24,638
   01/01/2013 to 12/31/2013...........    $13.02       $12.45        16,372
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03             0
   01/01/2006 to 12/31/2006...........    $10.03       $10.55             0
   01/01/2007 to 12/31/2007...........    $10.55       $11.17             0
   01/01/2008 to 12/31/2008...........    $11.17       $ 8.76       212,163
   01/01/2009 to 12/31/2009...........    $ 8.76       $10.24       246,656
   01/01/2010 to 12/31/2010...........    $10.24       $11.03       201,065
   01/01/2011 to 12/31/2011...........    $11.03       $10.85       203,285
   01/01/2012 to 12/31/2012...........    $10.85       $11.66       188,003
   01/01/2013 to 12/31/2013...........    $11.66       $12.40       139,625

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05             0
   01/01/2012 to 12/31/2012...........    $10.05       $10.49             0
   01/01/2013 to 12/31/2013...........    $10.49       $ 9.98             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.40             0
   01/01/2007 to 12/31/2007...........    $10.40       $11.29             0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.52        78,978
   01/01/2009 to 12/31/2009...........    $ 6.52       $ 8.00       126,180
   01/01/2010 to 12/31/2010...........    $ 8.00       $ 9.27        95,788
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.47        83,804
   01/01/2012 to 12/31/2012...........    $ 8.47       $ 9.31        77,872
   01/01/2013 to 12/31/2013...........    $ 9.31       $10.62        58,705
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.32             0
   01/01/2006 to 12/31/2006...........    $10.32       $11.32             0
   01/01/2007 to 12/31/2007...........    $11.32       $11.25             0
   01/01/2008 to 12/31/2008...........    $11.25       $ 6.72             0
   01/01/2009 to 12/31/2009...........    $ 6.72       $ 7.97             0
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.93             0
   01/01/2011 to 12/31/2011...........    $ 8.93       $ 9.00             0
   01/01/2012 to 12/31/2012...........    $ 9.00       $10.41             0
   01/01/2013 to 12/31/2013...........    $10.41       $13.43             0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.84             0
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.74             0
   01/01/2013 to 12/31/2013...........    $ 9.74       $11.62             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03             0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.08        61,969
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.50        91,904
   01/01/2010 to 12/31/2010...........    $ 8.50       $ 9.27        51,483
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.86        41,606
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.52        38,888
   01/01/2013 to 12/31/2013...........    $ 9.52       $10.43        27,076

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49             0
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.25        16,806
   01/01/2009 to 12/31/2009...........    $ 7.25       $ 8.96         9,779
   01/01/2010 to 12/31/2010...........    $ 8.96       $ 9.98         9,843
   01/01/2011 to 12/31/2011...........    $ 9.98       $ 9.49         6,926
   01/01/2012 to 12/31/2012...........    $ 9.49       $10.71         4,694
   01/01/2013 to 12/31/2013...........    $10.71       $12.32         3,817
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.23             0
   01/01/2006 to 12/31/2006...........    $10.23       $10.93             0
   01/01/2007 to 12/31/2007...........    $10.93       $11.60             0
   01/01/2008 to 12/31/2008...........    $11.60       $ 7.88         8,027
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78        19,627
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.66        12,716
   01/01/2011 to 12/31/2011...........    $10.66       $10.03        14,719
   01/01/2012 to 12/31/2012...........    $10.03       $10.86        19,103
   01/01/2013 to 12/31/2013...........    $10.86       $12.10        11,222
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.35             0
   01/01/2006 to 12/31/2006...........    $10.35       $11.35             0
   01/01/2007 to 12/31/2007...........    $11.35       $11.84             0
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.50           729
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 9.78           350
   01/01/2010 to 12/31/2010...........    $ 9.78       $12.99           406
   01/01/2011 to 12/31/2011...........    $12.99       $12.53           172
   01/01/2012 to 12/31/2012...........    $12.53       $13.69           222
   01/01/2013 to 12/31/2013...........    $13.69       $18.03           540
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.56             0
   01/01/2006 to 12/31/2006...........    $10.56       $12.35             0
   01/01/2007 to 12/31/2007...........    $12.35       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.77         1,446
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.61         4,575
   01/01/2010 to 12/31/2010...........    $ 9.61       $11.80         3,595
   01/01/2011 to 12/31/2011...........    $11.80       $10.80         2,958
   01/01/2012 to 12/31/2012...........    $10.80       $12.43         3,073
   01/01/2013 to 12/31/2013...........    $12.43       $16.64         2,235

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.27             0
   01/01/2006 to 12/31/2006...........    $10.27       $11.26             0
   01/01/2007 to 12/31/2007...........    $11.26       $11.66             0
   01/01/2008 to 12/31/2008...........    $11.66       $ 8.41        55,303
   01/01/2009 to 12/31/2009...........    $ 8.41       $10.16        50,159
   01/01/2010 to 12/31/2010...........    $10.16       $11.04        39,599
   01/01/2011 to 12/31/2011...........    $11.04       $10.97        34,776
   01/01/2012 to 12/31/2012...........    $10.97       $12.13        28,490
   01/01/2013 to 12/31/2013...........    $12.13       $13.80        24,367
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.23             0
   01/01/2006 to 12/31/2006...........    $10.23       $12.09             0
   01/01/2007 to 12/31/2007...........    $12.09       $11.36             0
   01/01/2008 to 12/31/2008...........    $11.36       $ 6.43           168
   01/01/2009 to 12/31/2009...........    $ 6.43       $ 7.75            80
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.55           274
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 8.19           180
   01/01/2012 to 12/31/2012...........    $ 8.19       $ 9.35           226
   01/01/2013 to 12/31/2013...........    $ 9.35       $11.81           223
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.02             0
   01/01/2006 to 12/31/2006...........    $12.02       $12.37             0
   01/01/2007 to 12/31/2007...........    $12.37       $13.04             0
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.55         1,837
   01/01/2009 to 12/31/2009...........    $ 7.55       $11.28         5,735
   01/01/2010 to 12/31/2010...........    $11.28       $12.72         5,086
   01/01/2011 to 12/31/2011...........    $12.72       $12.18         3,744
   01/01/2012 to 12/31/2012...........    $12.18       $13.95         3,473
   01/01/2013 to 12/31/2013...........    $13.95       $19.57         3,071
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.65             0
   01/01/2006 to 12/31/2006...........    $11.65       $13.14             0
   01/01/2007 to 12/31/2007...........    $13.14       $17.98             0
   01/01/2008 to 12/31/2008...........    $17.98       $ 8.76        14,678
   01/01/2009 to 12/31/2009...........    $ 8.76       $12.74        12,194
   01/01/2010 to 12/31/2010...........    $12.74       $14.95         7,341
   01/01/2011 to 12/31/2011...........    $14.95       $12.39         3,897
   01/01/2012 to 12/31/2012...........    $12.39       $12.50         5,051
   01/01/2013 to 12/31/2013...........    $12.50       $14.05           549

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.37             0
   01/01/2006 to 12/31/2006...........    $ 9.37       $ 9.70             0
   01/01/2007 to 12/31/2007...........    $ 9.70       $10.36             0
   01/01/2008 to 12/31/2008...........    $10.36       $ 9.85         8,317
   01/01/2009 to 12/31/2009...........    $ 9.85       $10.75         4,871
   01/01/2010 to 12/31/2010...........    $10.75       $11.07         1,466
   01/01/2011 to 12/31/2011...........    $11.07       $11.23         1,319
   01/01/2012 to 12/31/2012...........    $11.23       $11.51         1,452
   01/01/2013 to 12/31/2013...........    $11.51       $10.79           502
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.26             0
   01/01/2007 to 12/31/2007...........    $11.26       $12.01             0
   01/01/2008 to 12/31/2008...........    $12.01       $ 6.75        12,663
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 8.44         8,804
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.42         4,362
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 8.86        10,231
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.58         9,608
   01/01/2013 to 12/31/2013...........    $ 9.58       $11.24         3,395
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97             0
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.20        10,755
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.01        24,626
   01/01/2010 to 12/31/2010...........    $10.01       $10.51        19,076
   01/01/2011 to 12/31/2011...........    $10.51       $10.85        16,479
   01/01/2012 to 12/31/2012...........    $10.85       $11.40        15,820
   01/01/2013 to 12/31/2013...........    $11.40       $10.93        15,713
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.36             0
   01/01/2006 to 12/31/2006...........    $11.36       $12.29             0
   01/01/2007 to 12/31/2007...........    $12.29       $13.29             0
   01/01/2008 to 12/31/2008...........    $13.29       $ 7.62             0
   01/01/2009 to 12/31/2009...........    $ 7.62       $10.37             0
   01/01/2010 to 07/16/2010...........    $10.37       $10.10             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.92             0
   01/01/2006 to 12/31/2006...........    $10.92       $13.09             0
   01/01/2007 to 12/31/2007...........    $13.09       $14.67             0
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.36             0
   01/01/2009 to 12/31/2009...........    $ 8.36       $ 9.44         2,476
   01/01/2010 to 07/16/2010...........    $ 9.44       $ 8.92             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.53             0
   01/01/2006 to 12/31/2006...........    $10.53       $10.87             0
   01/01/2007 to 12/31/2007...........    $10.87       $11.86             0
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.41           103
   01/01/2009 to 12/31/2009...........    $ 8.41       $11.79           251
   01/01/2010 to 07/16/2010...........    $11.79       $10.96             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.77             0
   01/01/2006 to 12/31/2006...........    $ 9.77       $ 9.90             0
   01/01/2007 to 12/31/2007...........    $ 9.90       $10.19             0
   01/01/2008 to 12/31/2008...........    $10.19       $ 5.58             0
   01/01/2009 to 12/31/2009...........    $ 5.58       $ 6.99           292
   01/01/2010 to 12/31/2010...........    $ 6.99       $ 8.11           615
   01/01/2011 to 12/31/2011...........    $ 8.11       $ 7.03             0
   01/01/2012 to 12/31/2012...........    $ 7.03       $ 7.80             0
   01/01/2013 to 12/31/2013...........    $ 7.80       $ 9.96             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.60       131,309
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.36       118,381
   01/01/2010 to 12/31/2010...........    $ 8.36       $ 8.98        70,446
   01/01/2011 to 12/31/2011...........    $ 8.98       $ 8.60        68,819
   01/01/2012 to 09/21/2012...........    $ 8.60       $ 9.57             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.86             0
   01/01/2006 to 12/31/2006...........    $10.86       $14.65             0
   01/01/2007 to 12/31/2007...........    $14.65       $16.17             0
   01/01/2008 to 12/31/2008...........    $16.17       $ 9.01         1,196
   01/01/2009 to 12/31/2009...........    $ 9.01       $12.38         2,218
   01/01/2010 to 12/31/2010...........    $12.38       $13.23           410
   01/01/2011 to 12/31/2011...........    $13.23       $11.92           469
   01/01/2012 to 12/31/2012...........    $11.92       $14.56           542
   01/01/2013 to 12/31/2013...........    $14.56       $16.22            21

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12          103
   01/01/2012 to 04/27/2012...........    $ 8.12       $ 9.17            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.06          587
   01/01/2012 to 12/31/2012...........    $ 9.06       $10.48          486
   01/01/2013 to 12/31/2013...........    $10.48       $13.37            0
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.83            0
   01/01/2006 to 12/31/2006...........    $10.83       $12.25            0
   01/01/2007 to 12/31/2007...........    $12.25       $13.38            0
   01/01/2008 to 12/31/2008...........    $13.38       $ 6.77          221
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 9.39        2,643
   01/01/2010 to 12/31/2010...........    $ 9.39       $11.33          135
   01/01/2011 to 04/29/2011...........    $11.33       $12.57            0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.66            0
   01/01/2006 to 12/31/2006...........    $10.66       $12.09            0
   01/01/2007 to 12/31/2007...........    $12.09       $ 9.16            0
   01/01/2008 to 12/31/2008...........    $ 9.16       $ 3.62        3,450
   01/01/2009 to 12/31/2009...........    $ 3.62       $ 4.49        1,978
   01/01/2010 to 12/31/2010...........    $ 4.49       $ 4.82        1,651
   01/01/2011 to 04/29/2011...........    $ 4.82       $ 5.07            0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.08            0
   01/01/2006 to 12/31/2006...........    $11.08       $11.36            0
   01/01/2007 to 12/31/2007...........    $11.36       $12.37            0
   01/01/2008 to 12/31/2008...........    $12.37       $ 8.60        1,326
   01/01/2009 to 12/31/2009...........    $ 8.60       $10.70        3,079
   01/01/2010 to 12/31/2010...........    $10.70       $10.97          771
   01/01/2011 to 12/31/2011...........    $10.97       $11.11          532
   01/01/2012 to 12/31/2012...........    $11.11       $13.08          409
   01/01/2013 to 12/31/2013...........    $13.08       $17.90            0
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.70            0
   01/01/2013 to 12/31/2013...........    $ 9.70       $12.95            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.64            0
   01/01/2006 to 12/31/2006...........    $10.64       $11.45            0
   01/01/2007 to 12/31/2007...........    $11.45       $12.01            0
   01/01/2008 to 12/31/2008...........    $12.01       $ 6.49            0
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 9.95            0
   01/01/2010 to 12/31/2010...........    $ 9.95       $11.75            0
   01/01/2011 to 12/31/2011...........    $11.75       $10.87            0
   01/01/2012 to 12/31/2012...........    $10.87       $11.78            0
   01/01/2013 to 12/31/2013...........    $11.78       $14.36            0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.78            0
   01/01/2006 to 12/31/2006...........    $10.78       $11.44            0
   01/01/2007 to 12/31/2007...........    $11.44       $13.56            0
   01/01/2008 to 12/31/2008...........    $13.56       $ 6.48            0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.39            0
   01/01/2010 to 12/31/2010...........    $ 7.39       $ 9.38            0
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.26            0
   01/01/2012 to 12/31/2012...........    $ 9.26       $10.19            0
   01/01/2013 to 12/31/2013...........    $10.19       $14.76            0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.97            0
   01/01/2006 to 12/31/2006...........    $11.97       $15.69            0
   01/01/2007 to 12/31/2007...........    $15.69       $21.92            0
   01/01/2008 to 12/31/2008...........    $21.92       $ 9.00        1,371
   01/01/2009 to 12/31/2009...........    $ 9.00       $14.22          355
   01/01/2010 to 12/31/2010...........    $14.22       $16.08          743
   01/01/2011 to 12/31/2011...........    $16.08       $12.15          945
   01/01/2012 to 12/31/2012...........    $12.15       $13.82        1,098
   01/01/2013 to 12/31/2013...........    $13.82       $13.47          187
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.13            0
   01/01/2006 to 12/31/2006...........    $11.13       $15.11            0
   01/01/2007 to 12/31/2007...........    $15.11       $21.73            0
   01/01/2008 to 12/31/2008...........    $21.73       $10.41            0
   01/01/2009 to 12/31/2009...........    $10.41       $15.63            0
   01/01/2010 to 12/31/2010...........    $15.63       $17.35            0
   01/01/2011 to 12/31/2011...........    $17.35       $12.33            0
   01/01/2012 to 12/31/2012...........    $12.33       $13.87            0
   01/01/2013 to 12/31/2013...........    $13.87       $15.53            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.13          0
   01/01/2006 to 12/31/2006...........    $10.13       $11.39          0
   01/01/2007 to 12/31/2007...........    $11.39       $ 8.07          0
   01/01/2008 to 12/31/2008...........    $ 8.07       $ 4.17          0
   01/01/2009 to 12/31/2009...........    $ 4.17       $ 3.89          0
   01/01/2010 to 12/31/2010...........    $ 3.89       $ 4.10          0
   01/01/2011 to 12/31/2011...........    $ 4.10       $ 2.93          0
   01/01/2012 to 12/31/2012...........    $ 2.93       $ 3.80          0
   01/01/2013 to 12/31/2013...........    $ 3.80       $ 4.95          0
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.51          0
   01/01/2006 to 12/31/2006...........    $ 9.51       $10.70          0
   01/01/2007 to 12/31/2007...........    $10.70       $13.61          0
   01/01/2008 to 12/31/2008...........    $13.61       $ 6.44          0
   01/01/2009 to 12/31/2009...........    $ 6.44       $10.19          0
   01/01/2010 to 12/31/2010...........    $10.19       $12.87          0
   01/01/2011 to 12/31/2011...........    $12.87       $10.51          0
   01/01/2012 to 12/31/2012...........    $10.51       $11.10          0
   01/01/2013 to 12/31/2013...........    $11.10       $12.81          0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.57          0
   01/01/2006 to 12/31/2006...........    $ 9.57       $ 8.63          0
   01/01/2007 to 12/31/2007...........    $ 8.63       $ 8.45          0
   01/01/2008 to 12/31/2008...........    $ 8.45       $11.52          0
   01/01/2009 to 12/31/2009...........    $11.52       $ 8.09          0
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.48          0
   01/01/2011 to 12/31/2011...........    $ 6.48       $ 5.75          0
   01/01/2012 to 12/31/2012...........    $ 5.75       $ 4.67          0
   01/01/2013 to 12/31/2013...........    $ 4.67       $ 3.34          0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.53          0
   01/01/2006 to 12/31/2006...........    $13.53       $12.64          0
   01/01/2007 to 12/31/2007...........    $12.64       $12.17          0
   01/01/2008 to 12/31/2008...........    $12.17       $12.07          0
   01/01/2009 to 12/31/2009...........    $12.07       $12.19          0
   01/01/2010 to 12/31/2010...........    $12.19       $12.48          0
   01/01/2011 to 12/31/2011...........    $12.48       $12.95          0
   01/01/2012 to 12/31/2012...........    $12.95       $17.75          0
   01/01/2013 to 12/31/2013...........    $17.75       $29.12          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.15          0
   01/01/2006 to 12/31/2006...........    $10.15       $11.24          0
   01/01/2007 to 12/31/2007...........    $11.24       $11.34          0
   01/01/2008 to 12/31/2008...........    $11.34       $ 6.88          0
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.33          0
   01/01/2010 to 12/31/2010...........    $ 8.33       $ 9.14          0
   01/01/2011 to 12/31/2011...........    $ 9.14       $ 8.90          0
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.87          0
   01/01/2013 to 12/31/2013...........    $ 9.87       $12.48          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.76          0
   01/01/2006 to 12/31/2006...........    $ 9.76       $10.71          0
   01/01/2007 to 12/31/2007...........    $10.71       $11.22          0
   01/01/2008 to 12/31/2008...........    $11.22       $ 8.01          0
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.49          0
   01/01/2010 to 12/31/2010...........    $ 9.49       $10.84          0
   01/01/2011 to 12/31/2011...........    $10.84       $11.30          0
   01/01/2012 to 12/31/2012...........    $11.30       $12.20          0
   01/01/2013 to 12/31/2013...........    $12.20       $15.26          0
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.70          0
   01/01/2006 to 12/31/2006...........    $ 9.70       $10.58          0
   01/01/2007 to 12/31/2007...........    $10.58       $ 9.45          0
   01/01/2008 to 12/31/2008...........    $ 9.45       $ 6.32          0
   01/01/2009 to 12/31/2009...........    $ 6.32       $ 8.05          0
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.51          0
   01/01/2011 to 12/31/2011...........    $ 9.51       $ 9.78          0
   01/01/2012 to 12/31/2012...........    $ 9.78       $11.63          0
   01/01/2013 to 12/31/2013...........    $11.63       $15.84          0
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.45          0
   01/01/2006 to 12/31/2006...........    $10.45       $11.96          0
   01/01/2007 to 12/31/2007...........    $11.96       $13.35          0
   01/01/2008 to 12/31/2008...........    $13.35       $ 7.28          0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 9.38          0
   01/01/2010 to 12/31/2010...........    $ 9.38       $ 9.38          0
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 8.32          0
   01/01/2012 to 12/31/2012...........    $ 8.32       $ 9.45          0
   01/01/2013 to 12/31/2013...........    $ 9.45       $11.19          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.56          0
   01/01/2006 to 12/31/2006...........    $10.56       $12.07          0
   01/01/2007 to 12/31/2007...........    $12.07       $ 9.51          0
   01/01/2008 to 12/31/2008...........    $ 9.51       $ 4.58          0
   01/01/2009 to 12/31/2009...........    $ 4.58       $ 5.13          0
   01/01/2010 to 12/31/2010...........    $ 5.13       $ 5.54          0
   01/01/2011 to 12/31/2011...........    $ 5.54       $ 4.65          0
   01/01/2012 to 12/31/2012...........    $ 4.65       $ 5.65          0
   01/01/2013 to 12/31/2013...........    $ 5.65       $ 7.27          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.49          0
   01/01/2006 to 12/31/2006...........    $10.49       $10.76          0
   01/01/2007 to 12/31/2007...........    $10.76       $11.17          0
   01/01/2008 to 12/31/2008...........    $11.17       $ 8.23          0
   01/01/2009 to 12/31/2009...........    $ 8.23       $ 9.59          0
   01/01/2010 to 12/31/2010...........    $ 9.59       $ 9.60          0
   01/01/2011 to 12/31/2011...........    $ 9.60       $10.30          0
   01/01/2012 to 12/31/2012...........    $10.30       $11.78          0
   01/01/2013 to 12/31/2013...........    $11.78       $16.04          0
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.10          0
   01/01/2006 to 12/31/2006...........    $10.10       $10.98          0
   01/01/2007 to 12/31/2007...........    $10.98       $11.95          0
   01/01/2008 to 12/31/2008...........    $11.95       $ 6.92          0
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.37          0
   01/01/2010 to 12/31/2010...........    $ 8.37       $10.09          0
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.65          0
   01/01/2012 to 12/31/2012...........    $ 9.65       $10.88          0
   01/01/2013 to 12/31/2013...........    $10.88       $14.65          0
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.76          0
   01/01/2006 to 12/31/2006...........    $12.76       $12.59          0
   01/01/2007 to 12/31/2007...........    $12.59       $13.51          0
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.26          0
   01/01/2009 to 12/31/2009...........    $ 7.26       $12.54          0
   01/01/2010 to 12/31/2010...........    $12.54       $16.52          0
   01/01/2011 to 12/31/2011...........    $16.52       $14.98          0
   01/01/2012 to 12/31/2012...........    $14.98       $17.47          0
   01/01/2013 to 12/31/2013...........    $17.47       $25.82          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.42          0
   01/01/2006 to 12/31/2006...........    $13.42       $14.49          0
   01/01/2007 to 12/31/2007...........    $14.49       $12.70          0
   01/01/2008 to 12/31/2008...........    $12.70       $ 7.32          0
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 7.86          0
   01/01/2010 to 12/31/2010...........    $ 7.86       $ 7.16          0
   01/01/2011 to 12/31/2011...........    $ 7.16       $ 5.68          0
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 6.80          0
   01/01/2013 to 12/31/2013...........    $ 6.80       $ 9.82          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.02          0
   01/01/2006 to 12/31/2006...........    $10.02       $10.64          0
   01/01/2007 to 12/31/2007...........    $10.64       $11.09          0
   01/01/2008 to 12/31/2008...........    $11.09       $ 6.96          0
   01/01/2009 to 12/31/2009...........    $ 6.96       $ 8.80          0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.70          0
   01/01/2011 to 12/31/2011...........    $ 9.70       $ 9.74          0
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.70          0
   01/01/2013 to 12/31/2013...........    $10.70       $13.61          0
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.23          0
   01/01/2006 to 12/31/2006...........    $10.23       $11.83          0
   01/01/2007 to 12/31/2007...........    $11.83       $11.54          0
   01/01/2008 to 12/31/2008...........    $11.54       $ 6.69          0
   01/01/2009 to 12/31/2009...........    $ 6.69       $ 7.78          0
   01/01/2010 to 12/31/2010...........    $ 7.78       $ 8.56          0
   01/01/2011 to 12/31/2011...........    $ 8.56       $ 8.23          0
   01/01/2012 to 12/31/2012...........    $ 8.23       $ 9.25          0
   01/01/2013 to 12/31/2013...........    $ 9.25       $11.71          0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.79          0
   01/01/2006 to 12/31/2006...........    $10.79       $10.93          0
   01/01/2007 to 12/31/2007...........    $10.93       $11.89          0
   01/01/2008 to 12/31/2008...........    $11.89       $ 7.09          0
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.55          0
   01/01/2010 to 12/31/2010...........    $ 9.55       $11.95          0
   01/01/2011 to 12/31/2011...........    $11.95       $11.30          0
   01/01/2012 to 12/31/2012...........    $11.30       $12.70          0
   01/01/2013 to 12/31/2013...........    $12.70       $16.14          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.63          0
   01/01/2006 to 12/31/2006...........    $10.63       $11.63          0
   01/01/2007 to 12/31/2007...........    $11.63       $11.44          0
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.10          0
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.05          0
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.61          0
   01/01/2011 to 12/31/2011...........    $10.61       $ 9.93          0
   01/01/2012 to 12/31/2012...........    $ 9.93       $11.28          0
   01/01/2013 to 12/31/2013...........    $11.28       $14.51          0
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.59          0
   01/01/2006 to 12/31/2006...........    $10.59       $10.88          0
   01/01/2007 to 12/31/2007...........    $10.88       $12.46          0
   01/01/2008 to 12/31/2008...........    $12.46       $ 6.98          0
   01/01/2009 to 12/31/2009...........    $ 6.98       $10.33          0
   01/01/2010 to 12/31/2010...........    $10.33       $11.90          0
   01/01/2011 to 12/31/2011...........    $11.90       $11.76          0
   01/01/2012 to 12/31/2012...........    $11.76       $13.31          0
   01/01/2013 to 12/31/2013...........    $13.31       $17.41          0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.96          0
   01/01/2006 to 12/31/2006...........    $10.96       $12.88          0
   01/01/2007 to 12/31/2007...........    $12.88       $16.61          0
   01/01/2008 to 12/31/2008...........    $16.61       $10.20          0
   01/01/2009 to 12/31/2009...........    $10.20       $11.48          0
   01/01/2010 to 12/31/2010...........    $11.48       $13.16          0
   01/01/2011 to 12/31/2011...........    $13.16       $13.11          0
   01/01/2012 to 12/31/2012...........    $13.11       $13.14          0
   01/01/2013 to 12/31/2013...........    $13.14       $15.88          0
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.47          0
   01/01/2006 to 12/31/2006...........    $ 9.47       $10.35          0
   01/01/2007 to 12/31/2007...........    $10.35       $10.31          0
   01/01/2008 to 12/31/2008...........    $10.31       $ 8.08          0
   01/01/2009 to 12/31/2009...........    $ 8.08       $ 9.20          0
   01/01/2010 to 12/31/2010...........    $ 9.20       $ 9.01          0
   01/01/2011 to 12/31/2011...........    $ 9.01       $10.19          0
   01/01/2012 to 12/31/2012...........    $10.19       $11.10          0
   01/01/2013 to 12/31/2013...........    $11.10       $14.23          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.04          0
   01/01/2006 to 12/31/2006...........    $12.04       $12.59          0
   01/01/2007 to 12/31/2007...........    $12.59       $15.01          0
   01/01/2008 to 12/31/2008...........    $15.01       $10.12          0
   01/01/2009 to 12/31/2009...........    $10.12       $13.34          0
   01/01/2010 to 12/31/2010...........    $13.34       $17.27          0
   01/01/2011 to 12/31/2011...........    $17.27       $13.59          0
   01/01/2012 to 12/31/2012...........    $13.59       $11.31          0
   01/01/2013 to 12/31/2013...........    $11.31       $ 6.84          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.21          0
   01/01/2006 to 12/31/2006...........    $11.21       $14.47          0
   01/01/2007 to 12/31/2007...........    $14.47       $11.33          0
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.48          0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 8.07          0
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 9.80          0
   01/01/2011 to 12/31/2011...........    $ 9.80       $10.00          0
   01/01/2012 to 12/31/2012...........    $10.00       $11.42          0
   01/01/2013 to 12/31/2013...........    $11.42       $11.13          0
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.11          0
   01/01/2006 to 12/31/2006...........    $ 9.11       $ 9.78          0
   01/01/2007 to 12/31/2007...........    $ 9.78       $ 9.03          0
   01/01/2008 to 12/31/2008...........    $ 9.03       $ 5.45          0
   01/01/2009 to 12/31/2009...........    $ 5.45       $ 7.02          0
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 5.74          0
   01/01/2011 to 12/31/2011...........    $ 5.74       $ 3.50          0
   01/01/2012 to 12/31/2012...........    $ 3.50       $ 3.17          0
   01/01/2013 to 12/31/2013...........    $ 3.17       $ 3.60          0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.68          0
   01/01/2006 to 12/31/2006...........    $10.68       $ 9.67          0
   01/01/2007 to 12/31/2007...........    $ 9.67       $10.08          0
   01/01/2008 to 12/31/2008...........    $10.08       $ 4.93          0
   01/01/2009 to 12/31/2009...........    $ 4.93       $ 7.88          0
   01/01/2010 to 12/31/2010...........    $ 7.88       $ 8.62          0
   01/01/2011 to 12/31/2011...........    $ 8.62       $ 8.07          0
   01/01/2012 to 12/31/2012...........    $ 8.07       $ 7.53          0
   01/01/2013 to 12/31/2013...........    $ 7.53       $ 9.79          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.97          0
   01/01/2006 to 12/31/2006...........    $ 8.97       $ 8.42          0
   01/01/2007 to 12/31/2007...........    $ 8.42       $ 7.96          0
   01/01/2008 to 12/31/2008...........    $ 7.96       $10.23          0
   01/01/2009 to 12/31/2009...........    $10.23       $ 6.44          0
   01/01/2010 to 12/31/2010...........    $ 6.44       $ 4.65          0
   01/01/2011 to 12/31/2011...........    $ 4.65       $ 4.15          0
   01/01/2012 to 12/31/2012...........    $ 4.15       $ 3.28          0
   01/01/2013 to 12/31/2013...........    $ 3.28       $ 2.31          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.17          0
   01/01/2006 to 12/31/2006...........    $ 9.17       $ 8.81          0
   01/01/2007 to 12/31/2007...........    $ 8.81       $ 7.59          0
   01/01/2008 to 12/31/2008...........    $ 7.59       $10.95          0
   01/01/2009 to 12/31/2009...........    $10.95       $ 6.33          0
   01/01/2010 to 12/31/2010...........    $ 6.33       $ 4.86          0
   01/01/2011 to 12/31/2011...........    $ 4.86       $ 4.24          0
   01/01/2012 to 12/31/2012...........    $ 4.24       $ 3.35          0
   01/01/2013 to 12/31/2013...........    $ 3.35       $ 2.30          0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.20          0
   01/01/2006 to 12/31/2006...........    $ 9.20       $ 7.90          0
   01/01/2007 to 12/31/2007...........    $ 7.90       $ 8.05          0
   01/01/2008 to 12/31/2008...........    $ 8.05       $ 9.72          0
   01/01/2009 to 12/31/2009...........    $ 9.72       $ 6.40          0
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 4.43          0
   01/01/2011 to 12/31/2011...........    $ 4.43       $ 3.93          0
   01/01/2012 to 12/31/2012...........    $ 3.93       $ 3.10          0
   01/01/2013 to 12/31/2013...........    $ 3.10       $ 2.07          0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.51          0
   01/01/2006 to 12/31/2006...........    $10.51       $11.13          0
   01/01/2007 to 12/31/2007...........    $11.13       $11.28          0
   01/01/2008 to 12/31/2008...........    $11.28       $ 7.25          0
   01/01/2009 to 12/31/2009...........    $ 7.25       $ 8.90          0
   01/01/2010 to 12/31/2010...........    $ 8.90       $10.90          0
   01/01/2011 to 12/31/2011...........    $10.90       $10.76          0
   01/01/2012 to 12/31/2012...........    $10.76       $11.78          0
   01/01/2013 to 12/31/2013...........    $11.78       $16.12          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.33          0
   01/01/2006 to 12/31/2006...........    $10.33       $11.82          0
   01/01/2007 to 12/31/2007...........    $11.82       $10.68          0
   01/01/2008 to 12/31/2008...........    $10.68       $ 7.21          0
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.45          0
   01/01/2010 to 12/31/2010...........    $ 8.45       $10.05          0
   01/01/2011 to 12/31/2011...........    $10.05       $ 9.39          0
   01/01/2012 to 12/31/2012...........    $ 9.39       $10.62          0
   01/01/2013 to 12/31/2013...........    $10.62       $14.24          0
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.57          0
   01/01/2006 to 12/31/2006...........    $10.57       $11.13          0
   01/01/2007 to 12/31/2007...........    $11.13       $12.40          0
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.72          0
   01/01/2009 to 12/31/2009...........    $ 6.72       $10.57          0
   01/01/2010 to 12/31/2010...........    $10.57       $11.40          0
   01/01/2011 to 12/31/2011...........    $11.40       $10.95          0
   01/01/2012 to 12/31/2012...........    $10.95       $11.76          0
   01/01/2013 to 12/31/2013...........    $11.76       $14.35          0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.77          0
   01/01/2006 to 12/31/2006...........    $ 9.77       $12.78          0
   01/01/2007 to 12/31/2007...........    $12.78       $13.49          0
   01/01/2008 to 12/31/2008...........    $13.49       $ 8.61          0
   01/01/2009 to 12/31/2009...........    $ 8.61       $ 9.00          0
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.15          0
   01/01/2011 to 12/31/2011...........    $10.15       $10.07          0
   01/01/2012 to 12/31/2012...........    $10.07       $11.42          0
   01/01/2013 to 12/31/2013...........    $11.42       $12.47          0
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.58          0
   01/01/2006 to 12/31/2006...........    $10.58       $ 9.84          0
   01/01/2007 to 12/31/2007...........    $ 9.84       $10.55          0
   01/01/2008 to 12/31/2008...........    $10.55       $15.38          0
   01/01/2009 to 12/31/2009...........    $15.38       $10.10          0
   01/01/2010 to 12/31/2010...........    $10.10       $10.83          0
   01/01/2011 to 12/31/2011...........    $10.83       $15.14          0
   01/01/2012 to 12/31/2012...........    $15.14       $14.89          0
   01/01/2013 to 12/31/2013...........    $14.89       $11.73          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.28          0
   01/01/2006 to 12/31/2006...........    $10.28       $12.32          0
   01/01/2007 to 12/31/2007...........    $12.32       $12.10          0
   01/01/2008 to 12/31/2008...........    $12.10       $ 3.84          0
   01/01/2009 to 12/31/2009...........    $ 3.84       $ 5.41          0
   01/01/2010 to 12/31/2010...........    $ 5.41       $ 6.44          0
   01/01/2011 to 12/31/2011...........    $ 6.44       $ 5.97          0
   01/01/2012 to 12/31/2012...........    $ 5.97       $ 7.50          0
   01/01/2013 to 12/31/2013...........    $ 7.50       $12.27          0
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.42          0
   01/01/2006 to 12/31/2006...........    $11.42       $12.31          0
   01/01/2007 to 12/31/2007...........    $12.31       $12.70          0
   01/01/2008 to 12/31/2008...........    $12.70       $ 4.02          0
   01/01/2009 to 12/31/2009...........    $ 4.02       $ 6.50          0
   01/01/2010 to 12/31/2010...........    $ 6.50       $ 9.47          0
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 7.96          0
   01/01/2012 to 12/31/2012...........    $ 7.96       $10.28          0
   01/01/2013 to 12/31/2013...........    $10.28       $17.08          0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.08          0
   01/01/2006 to 12/31/2006...........    $11.08       $11.32          0
   01/01/2007 to 12/31/2007...........    $11.32       $14.16          0
   01/01/2008 to 12/31/2008...........    $14.16       $ 3.76          0
   01/01/2009 to 12/31/2009...........    $ 3.76       $ 8.03          0
   01/01/2010 to 12/31/2010...........    $ 8.03       $10.58          0
   01/01/2011 to 12/31/2011...........    $10.58       $10.18          0
   01/01/2012 to 12/31/2012...........    $10.18       $13.26          0
   01/01/2013 to 12/31/2013...........    $13.26       $23.12          0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.69          0
   01/01/2006 to 12/31/2006...........    $10.69       $13.13          0
   01/01/2007 to 12/31/2007...........    $13.13       $11.10          0
   01/01/2008 to 12/31/2008...........    $11.10       $ 3.65          0
   01/01/2009 to 12/31/2009...........    $ 3.65       $ 4.99          0
   01/01/2010 to 12/31/2010...........    $ 4.99       $ 7.21          0
   01/01/2011 to 12/31/2011...........    $ 7.21       $ 5.70          0
   01/01/2012 to 12/31/2012...........    $ 5.70       $ 7.19          0
   01/01/2013 to 12/31/2013...........    $ 7.19       $13.08          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.64            0
   01/01/2006 to 12/31/2006...........    $10.64       $12.35            0
   01/01/2007 to 12/31/2007...........    $12.35       $13.93            0
   01/01/2008 to 12/31/2008...........    $13.93       $ 9.40            0
   01/01/2009 to 12/31/2009...........    $ 9.40       $10.14            0
   01/01/2010 to 12/31/2010...........    $10.14       $10.47            0
   01/01/2011 to 12/31/2011...........    $10.47       $11.98            0
   01/01/2012 to 12/31/2012...........    $11.98       $11.68            0
   01/01/2013 to 12/31/2013...........    $11.68       $12.89            0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.21            0
   01/01/2006 to 12/31/2006...........    $11.21       $13.22            0
   01/01/2007 to 12/31/2007...........    $13.22       $15.39            0
   01/01/2008 to 12/31/2008...........    $15.39       $ 7.45            0
   01/01/2009 to 12/31/2009...........    $ 7.45       $ 9.95            0
   01/01/2010 to 12/31/2010...........    $ 9.95       $11.05            0
   01/01/2011 to 12/31/2011...........    $11.05       $ 9.16            0
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.92            0
   01/01/2013 to 12/31/2013...........    $10.92       $12.64            0
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.51            0
   01/01/2006 to 12/31/2006...........    $10.51       $10.54            0
   01/01/2007 to 12/31/2007...........    $10.54       $10.69            0
   01/01/2008 to 12/31/2008...........    $10.69       $ 7.51            0
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 8.32        2,776
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 9.66            0
   01/01/2011 to 12/31/2011...........    $ 9.66       $10.22            0
   01/01/2012 to 12/31/2012...........    $10.22       $10.89            0
   01/01/2013 to 12/31/2013...........    $10.89       $15.08            0
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.47            0
   01/01/2006 to 12/31/2006...........    $10.47       $11.37            0
   01/01/2007 to 12/31/2007...........    $11.37       $12.12            0
   01/01/2008 to 12/31/2008...........    $12.12       $ 6.51            0
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.17           54
   01/01/2010 to 12/31/2010...........    $ 7.17       $ 8.32           89
   01/01/2011 to 12/31/2011...........    $ 8.32       $ 7.97           53
   01/01/2012 to 12/31/2012...........    $ 7.97       $ 8.77            0
   01/01/2013 to 12/31/2013...........    $ 8.77       $11.60            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.56            0
   01/01/2006 to 12/31/2006...........    $ 9.56       $11.70            0
   01/01/2007 to 12/31/2007...........    $11.70       $11.47            0
   01/01/2008 to 12/31/2008...........    $11.47       $ 7.98            0
   01/01/2009 to 12/31/2009...........    $ 7.98       $ 8.86            0
   01/01/2010 to 12/31/2010...........    $ 8.86       $10.08            0
   01/01/2011 to 12/31/2011...........    $10.08       $10.57            0
   01/01/2012 to 12/31/2012...........    $10.57       $11.40            0
   01/01/2013 to 12/31/2013...........    $11.40       $14.53            0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.70            0
   01/01/2006 to 12/31/2006...........    $ 9.70       $11.16            0
   01/01/2007 to 12/31/2007...........    $11.16       $10.99            0
   01/01/2008 to 12/31/2008...........    $10.99       $ 6.36          222
   01/01/2009 to 12/31/2009...........    $ 6.36       $ 7.07        9,951
   01/01/2010 to 12/31/2010...........    $ 7.07       $ 8.03        4,371
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 8.29        3,575
   01/01/2012 to 12/31/2012...........    $ 8.29       $ 8.52        3,705
   01/01/2013 to 12/31/2013...........    $ 8.52       $10.64        1,065
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.14            0
   01/01/2006 to 12/31/2006...........    $11.14       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $12.85            0
   01/01/2008 to 12/31/2008...........    $12.85       $ 5.66            0
   01/01/2009 to 12/31/2009...........    $ 5.66       $ 5.90            0
   01/01/2010 to 12/31/2010...........    $ 5.90       $ 7.50            0
   01/01/2011 to 12/31/2011...........    $ 7.50       $ 5.50            0
   01/01/2012 to 12/31/2012...........    $ 5.50       $ 6.50            0
   01/01/2013 to 12/31/2013...........    $ 6.50       $ 8.32            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.12            0
   01/01/2006 to 12/31/2006...........    $10.12       $11.68            0
   01/01/2007 to 12/31/2007...........    $11.68       $11.70            0
   01/01/2008 to 12/31/2008...........    $11.70       $ 7.24            0
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.24            0
   01/01/2010 to 07/16/2010...........    $ 8.24       $ 7.87            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.93       $10.75           0
   01/01/2011 to 12/31/2011...........    $10.75       $ 9.13           0
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.11           0
   01/01/2013 to 12/31/2013...........    $10.11       $11.81           0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.87       $ 9.13          67
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.71         100
   01/01/2012 to 12/31/2012...........    $ 8.71       $10.13         111
   01/01/2013 to 12/31/2013...........    $10.13       $12.86          24
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.96       $13.76         177
   01/01/2011 to 12/31/2011...........    $13.76       $12.68         168
   01/01/2012 to 12/31/2012...........    $12.68       $14.92         209
   01/01/2013 to 12/31/2013...........    $14.92       $20.37          17
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.19           0
   01/01/2011 to 12/31/2011...........    $12.19       $11.36           0
   01/01/2012 to 12/31/2012...........    $11.36       $11.96           0
   01/01/2013 to 12/31/2013...........    $11.96       $17.54           0



* Denotes the start date of these sub-accounts

                                   ASAP III

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION--1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   03/19/2007* to 12/31/2007..........    $11.70       $11.98        18,903
   01/01/2008 to 12/31/2008...........    $11.98       $11.31         2,910
   01/01/2009 to 12/31/2009...........    $11.31       $13.10         3,789
   01/01/2010 to 12/31/2010...........    $13.10       $15.09         5,807
   01/01/2011 to 12/31/2011...........    $15.09       $15.35        35,322
   01/01/2012 to 12/31/2012...........    $15.35       $17.34        19,933
   01/01/2013 to 12/31/2013...........    $17.34       $18.88        26,410
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010...........    $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011...........    $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012...........    $10.64       $11.86       240,813
   01/01/2013 to 12/31/2013...........    $11.86       $12.91       234,834
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.80       $11.62       226,629
   01/01/2008 to 12/31/2008...........    $11.62       $ 8.07       252,802
   01/01/2009 to 12/31/2009...........    $ 8.07       $10.09       239,014
   01/01/2010 to 12/31/2010...........    $10.09       $11.35       184,259
   01/01/2011 to 12/31/2011...........    $11.35       $11.25       191,948
   01/01/2012 to 12/31/2012...........    $11.25       $12.66       256,281
   01/01/2013 to 12/31/2013...........    $12.66       $14.61       239,800
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008...........    $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009...........    $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010...........    $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011...........    $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012...........    $15.27       $16.63             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009...........    $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010...........    $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011...........    $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012...........    $11.11       $12.37       420,485
   01/01/2013 to 12/31/2013...........    $12.37       $14.41       443,366
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.21           608
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.20           601
   01/01/2013 to 12/31/2013...........    $10.20       $11.19         5,235
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.55             0
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009...........    $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010...........    $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011...........    $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012...........    $12.81       $13.06        53,184
   01/01/2013 to 12/31/2013...........    $13.06       $12.89        60,588
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010...........    $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011...........    $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012...........    $11.23       $11.58         5,649
   01/01/2013 to 12/31/2013...........    $11.58       $11.39         1,513
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.85             0
   01/01/2011 to 12/31/2011...........    $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012...........    $11.97       $12.45         2,044
   01/01/2013 to 12/31/2013...........    $12.45       $12.08             3

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009...........    $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010...........    $11.28       $12.41             0
   01/01/2011 to 12/31/2011...........    $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012...........    $13.96       $14.61         4,673
   01/01/2013 to 12/31/2013...........    $14.61       $14.01        23,692
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009...........    $12.20       $11.14             0
   01/01/2010 to 12/31/2010...........    $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011...........    $12.29       $14.11             0
   01/01/2012 to 12/31/2012...........    $14.11       $14.78        12,165
   01/01/2013 to 12/31/2013...........    $14.78       $13.93        22,233
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011...........    $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012...........    $11.53       $12.13           768
   01/01/2013 to 12/31/2013...........    $12.13       $11.23       169,824
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011...........    $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012...........    $13.22       $13.97             0
   01/01/2013 to 12/31/2013...........    $13.97       $12.87             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012...........    $12.12       $12.70        19,197
   01/01/2013 to 12/31/2013...........    $12.70       $11.35         1,129
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.48        10,462
   01/01/2013 to 12/31/2013...........    $10.48       $ 9.32       119,441
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.82        84,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011...........    $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012...........    $10.61       $11.94       351,268
   01/01/2013 to 12/31/2013...........    $11.94       $14.50       365,259
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.73             0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008...........    $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009...........    $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010...........    $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011...........    $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012...........    $27.85       $31.80        92,654
   01/01/2013 to 12/31/2013...........    $31.80       $32.47        76,651
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.51       $12.80        75,539
   01/01/2008 to 07/18/2008...........    $12.80       $11.77             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.73             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010...........    $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011...........    $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012...........    $11.19       $13.30       130,099
   01/01/2013 to 12/31/2013...........    $13.30       $18.55       126,485

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.01             0
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.21            70
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.66             0
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.71         3,036
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.38        15,195
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.55        30,124
   01/01/2013 to 12/31/2013...........    $10.55       $12.45        41,727
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.69       $11.43       343,893
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.41       176,530
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.09       152,714
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.29       126,118
   01/01/2011 to 12/31/2011...........    $10.29       $10.03       140,161
   01/01/2012 to 12/31/2012...........    $10.03       $10.99       144,585
   01/01/2013 to 12/31/2013...........    $10.99       $12.49       139,523
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.50             0
   01/01/2009 to 11/13/2009...........    $ 7.50       $ 8.43             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.80        64,500
   01/01/2013 to 12/31/2013...........    $10.80       $13.30        73,749
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.87         5,822
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.13           192
   01/01/2009 to 12/31/2009...........    $ 6.13       $ 8.20         3,269
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.76         8,104
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.18        10,323
   01/01/2012 to 12/31/2012...........    $ 9.18       $11.52        14,435
   01/01/2013 to 12/31/2013...........    $11.52       $11.90        14,755
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $23.34       $26.68       406,767
   01/01/2008 to 12/31/2008...........    $26.68       $15.77       306,283
   01/01/2009 to 12/31/2009...........    $15.77       $23.33       257,290
   01/01/2010 to 12/31/2010...........    $23.33       $25.47       222,209
   01/01/2011 to 12/31/2011...........    $25.47       $24.22       190,087
   01/01/2012 to 12/31/2012...........    $24.22       $28.72       164,258
   01/01/2013 to 12/31/2013...........    $28.72       $36.89       145,284

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008...........    $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009...........    $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010...........    $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011...........    $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012...........    $21.66       $25.66       182,309
   01/01/2013 to 12/31/2013...........    $25.66       $33.93       177,804
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008...........    $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009...........    $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012...........    $ 5.64       $ 6.68       295,653
   01/01/2013 to 12/31/2013...........    $ 6.68       $ 8.74       280,627
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 7.64        29,480
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.33        30,718
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.31        47,765
   01/01/2011 to 12/31/2011...........    $10.31       $10.15        47,893
   01/01/2012 to 12/31/2012...........    $10.15       $11.07        53,335
   01/01/2013 to 12/31/2013...........    $11.07       $12.03        54,982
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009* to 12/31/2009..........    $18.62       $24.05        96,518
   01/01/2010 to 12/31/2010...........    $24.05       $30.18        78,409
   01/01/2011 to 12/31/2011...........    $30.18       $30.27        68,981
   01/01/2012 to 12/31/2012...........    $30.27       $34.66        62,151
   01/01/2013 to 12/31/2013...........    $34.66       $47.64        51,383

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008...........    $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009...........    $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010...........    $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011...........    $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012...........    $11.77       $13.21        70,906
   01/01/2013 to 12/31/2013...........    $13.21       $17.61        70,433
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........    $18.35       $18.28       274,834
   01/01/2008 to 12/31/2008...........    $18.28       $13.48       191,706
   01/01/2009 to 12/31/2009...........    $13.48       $18.09       206,875
   01/01/2010 to 12/31/2010...........    $18.09       $20.32       182,892
   01/01/2011 to 12/31/2011...........    $20.32       $20.76       158,058
   01/01/2012 to 12/31/2012...........    $20.76       $23.40       149,195
   01/01/2013 to 12/31/2013...........    $23.40       $24.83       127,818
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008...........    $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009...........    $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010...........    $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011...........    $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012...........    $17.03       $20.29       244,689
   01/01/2013 to 12/31/2013...........    $20.29       $23.91       227,893
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008...........    $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009...........    $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010...........    $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011...........    $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012...........    $16.31       $18.84        69,926
   01/01/2013 to 12/31/2013...........    $18.84       $22.29        59,140

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.20             0
   01/01/2008 to 12/31/2008...........    $10.20       $ 7.00        10,506
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.77        51,936
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.89        69,518
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.73        61,897
   01/01/2012 to 12/31/2012...........    $ 9.73       $10.94        23,928
   01/01/2013 to 12/31/2013...........    $10.94       $12.60        42,546
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008...........    $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009...........    $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010...........    $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011...........    $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012...........    $19.43       $23.46       106,686
   01/01/2013 to 12/31/2013...........    $23.46       $26.79        85,086
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.72       $20.91        89,434
   01/01/2008 to 12/31/2008...........    $20.91       $17.06       109,736
   01/01/2009 to 12/31/2009...........    $17.06       $20.61        89,471
   01/01/2010 to 12/31/2010...........    $20.61       $21.89        83,097
   01/01/2011 to 12/31/2011...........    $21.89       $21.72        94,146
   01/01/2012 to 12/31/2012...........    $21.72       $23.81       101,774
   01/01/2013 to 12/31/2013...........    $23.81       $26.18       113,447
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.35         9,275
   01/01/2011 to 12/31/2011...........    $11.35       $11.31         7,961
   01/01/2012 to 12/31/2012...........    $11.31       $12.90        14,252
   01/01/2013 to 12/31/2013...........    $12.90       $17.43        17,064
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.31             0
   01/01/2010 to 12/31/2010...........    $10.31       $11.61             0
   01/01/2011 to 12/31/2011...........    $11.61       $10.82         3,569
   01/01/2012 to 12/31/2012...........    $10.82       $12.13         6,843
   01/01/2013 to 12/31/2013...........    $12.13       $15.78         8,157

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008...........    $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009...........    $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010...........    $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011...........    $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012...........    $18.50       $21.40       129,302
   01/01/2013 to 12/31/2013...........    $21.40       $29.63       125,403
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.69       $22.29       971,315
   01/01/2008 to 12/31/2008...........    $22.29       $12.43       710,826
   01/01/2009 to 12/31/2009...........    $12.43       $15.97       454,565
   01/01/2010 to 12/31/2010...........    $15.97       $18.93       364,357
   01/01/2011 to 12/31/2011...........    $18.93       $18.57       314,477
   01/01/2012 to 12/31/2012...........    $18.57       $20.64       298,859
   01/01/2013 to 12/31/2013...........    $20.64       $27.92       283,764
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.26       $14.68       220,080
   01/01/2008 to 12/31/2008...........    $14.68       $11.16       140,679
   01/01/2009 to 12/31/2009...........    $11.16       $14.87       152,690
   01/01/2010 to 12/31/2010...........    $14.87       $16.69       119,402
   01/01/2011 to 12/31/2011...........    $16.69       $18.20        95,056
   01/01/2012 to 12/31/2012...........    $18.20       $19.09       125,238
   01/01/2013 to 12/31/2013...........    $19.09       $18.52       176,423
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.16       $16.41       233,832
   01/01/2008 to 12/31/2008...........    $16.41       $10.73       185,745
   01/01/2009 to 12/31/2009...........    $10.73       $13.96       141,465
   01/01/2010 to 12/31/2010...........    $13.96       $15.49       128,001
   01/01/2011 to 12/31/2011...........    $15.49       $14.86       129,617
   01/01/2012 to 12/31/2012...........    $14.86       $18.10       130,547
   01/01/2013 to 12/31/2013...........    $18.10       $22.87       118,400

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009...........    $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011...........    $ 8.65       $ 8.52        270,926
   01/01/2012 to 12/31/2012...........    $ 8.52       $ 9.87        195,704
   01/01/2013 to 12/31/2013...........    $ 9.87       $13.36        147,093
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.22              0
   01/01/2013 to 12/31/2013...........    $10.22       $13.61              0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008...........    $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010...........    $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011...........    $14.55       $13.91         39,508
   01/01/2012 to 12/31/2012...........    $13.91       $16.30         57,927
   01/01/2013 to 12/31/2013...........    $16.30       $21.37         35,635
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008...........    $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009...........    $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010...........    $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011...........    $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012...........    $13.97       $13.83        713,101
   01/01/2013 to 12/31/2013...........    $13.83       $13.69        710,651
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008...........    $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009...........    $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010...........    $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011...........    $34.89       $33.69        125,064
   01/01/2012 to 12/31/2012...........    $33.69       $39.06        118,486
   01/01/2013 to 12/31/2013...........    $39.06       $54.91        108,908

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08             0
   01/01/2012 to 12/31/2012...........    $10.08       $10.47             0
   01/01/2013 to 12/31/2013...........    $10.47       $10.07             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.39       $29.67       403,400
   01/01/2008 to 12/31/2008...........    $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009...........    $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010...........    $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011...........    $27.32       $27.50       154,240
   01/01/2012 to 12/31/2012...........    $27.50       $30.60       127,169
   01/01/2013 to 12/31/2013...........    $30.60       $40.17       109,479
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.58       $12.29       291,364
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010...........    $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011...........    $10.10       $11.35             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.37       163,468
   01/01/2013 to 12/31/2013...........    $10.37       $12.21       196,043
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59           354
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.22        21,493
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.16        57,487
   01/01/2011 to 12/31/2011...........    $11.16       $ 8.81        55,390
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.28        54,656
   01/01/2013 to 12/31/2013...........    $10.28       $10.20        49,534
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008...........    $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009...........    $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010...........    $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011...........    $18.67       $18.90       241,831
   01/01/2012 to 12/31/2012...........    $18.90       $19.58       267,544
   01/01/2013 to 12/31/2013...........    $19.58       $18.97       254,029

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008...........    $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009...........    $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010...........    $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011...........    $24.38       $24.90       532,204
   01/01/2012 to 12/31/2012...........    $24.90       $26.95       554,965
   01/01/2013 to 12/31/2013...........    $26.95       $26.19       425,830
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008...........    $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010...........    $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011...........    $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012...........    $11.98       $13.09       274,996
   01/01/2013 to 12/31/2013...........    $13.09       $14.15       348,267
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.08             0
   01/01/2012 to 12/31/2012...........    $10.08       $10.69             0
   01/01/2013 to 12/31/2013...........    $10.69       $10.34             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.49       $11.62       104,706
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.82       145,715
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.51       130,430
   01/01/2010 to 12/31/2010...........    $ 8.51       $10.02       119,611
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.31       121,090
   01/01/2012 to 12/31/2012...........    $ 9.31       $10.40        69,098
   01/01/2013 to 12/31/2013...........    $10.40       $12.05        57,048
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.84       $15.22       396,251
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.23       222,439
   01/01/2009 to 12/31/2009...........    $ 9.23       $11.14       165,516
   01/01/2010 to 12/31/2010...........    $11.14       $12.68       148,208
   01/01/2011 to 12/31/2011...........    $12.68       $12.99       123,296
   01/01/2012 to 12/31/2012...........    $12.99       $15.28       121,362
   01/01/2013 to 12/31/2013...........    $15.28       $20.03       108,667

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.94             0
   01/01/2012 to 12/31/2012...........    $ 8.94       $10.01         5,703
   01/01/2013 to 12/31/2013...........    $10.01       $12.14         7,780
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.05         3,529
   01/01/2008 to 12/31/2008...........    $10.05       $ 7.21        13,812
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.80        41,533
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.75        52,644
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.48       111,110
   01/01/2012 to 12/31/2012...........    $ 9.48       $10.35       139,141
   01/01/2013 to 12/31/2013...........    $10.35       $11.52       120,205
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.52             0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.39         7,390
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 9.28        19,879
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.50        19,915
   01/01/2011 to 12/31/2011...........    $10.50       $10.15        22,151
   01/01/2012 to 12/31/2012...........    $10.15       $11.64        32,123
   01/01/2013 to 12/31/2013...........    $11.64       $13.61        87,038
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.56       $18.95        57,993
   01/01/2008 to 12/31/2008...........    $18.95       $13.09        38,831
   01/01/2009 to 12/31/2009...........    $13.09       $16.52        56,078
   01/01/2010 to 12/31/2010...........    $16.52       $18.28        55,356
   01/01/2011 to 12/31/2011...........    $18.28       $17.49        63,882
   01/01/2012 to 12/31/2012...........    $17.49       $19.24        63,454
   01/01/2013 to 12/31/2013...........    $19.24       $21.79        58,385
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008...........    $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009...........    $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010...........    $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011...........    $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012...........    $20.46       $22.72       122,406
   01/01/2013 to 12/31/2013...........    $22.72       $30.40        97,212

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008...........    $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009...........    $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010...........    $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011...........    $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012...........    $23.79       $27.83       104,650
   01/01/2013 to 12/31/2013...........    $27.83       $37.86       104,841
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.42       $25.66       177,727
   01/01/2008 to 12/31/2008...........    $25.66       $18.81       170,365
   01/01/2009 to 12/31/2009...........    $18.81       $23.12       143,983
   01/01/2010 to 12/31/2010...........    $23.12       $25.53       132,162
   01/01/2011 to 12/31/2011...........    $25.53       $25.78       105,184
   01/01/2012 to 12/31/2012...........    $25.78       $28.96       159,208
   01/01/2013 to 12/31/2013...........    $28.96       $33.50       197,834
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009...........    $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010...........    $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011...........    $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012...........    $11.43       $13.27       174,018
   01/01/2013 to 12/31/2013...........    $13.27       $17.03        99,497
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008...........    $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009...........    $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010...........    $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011...........    $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012...........    $16.87       $19.63       117,823
   01/01/2013 to 12/31/2013...........    $19.63       $28.00       106,243
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $49.29       $67.50        91,058
   01/01/2008 to 12/31/2008...........    $67.50       $33.42        67,882
   01/01/2009 to 12/31/2009...........    $33.42       $49.42        59,018
   01/01/2010 to 12/31/2010...........    $49.42       $58.93        51,233
   01/01/2011 to 12/31/2011...........    $58.93       $49.64        45,841
   01/01/2012 to 12/31/2012...........    $49.64       $50.92        40,026
   01/01/2013 to 12/31/2013...........    $50.92       $58.16        34,744

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008...........    $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009...........    $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010...........    $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011...........    $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012...........    $18.87       $19.66       130,910
   01/01/2013 to 12/31/2013...........    $19.66       $18.73       127,379
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.38       $12.42        62,773
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.09       126,503
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.02        66,395
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.24        85,069
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.78        56,049
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.75        53,655
   01/01/2013 to 12/31/2013...........    $10.75       $12.83        94,298
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009...........    $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010...........    $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011...........    $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012...........    $11.60       $12.39        38,757
   01/01/2013 to 12/31/2013...........    $12.39       $12.08        28,282
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.67         4,104
   01/01/2009 to 12/31/2009...........    $ 6.67       $ 8.59        14,124
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.38        39,395
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.13        36,737
   01/01/2012 to 09/21/2012...........    $ 9.13       $10.28             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.21        20,926
   01/01/2012 to 04/27/2012...........    $ 8.21       $ 9.32             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.16        13,364
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.77        13,248
   01/01/2013 to 12/31/2013...........    $10.77       $13.97        16,703

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.81        18,004
   01/01/2013 to 12/31/2013...........    $ 9.81       $13.31        13,731
PROFUND VP ASIA 30
   03/19/2007* to 12/31/2007..........    $19.45       $29.86        58,237
   01/01/2008 to 12/31/2008...........    $29.86       $14.54        42,878
   01/01/2009 to 12/31/2009...........    $14.54       $22.20        34,398
   01/01/2010 to 12/31/2010...........    $22.20       $25.03        27,777
   01/01/2011 to 12/31/2011...........    $25.03       $18.09        14,044
   01/01/2012 to 12/31/2012...........    $18.09       $20.68        13,414
   01/01/2013 to 12/31/2013...........    $20.68       $23.54         3,704
PROFUND VP BANKS
   03/19/2007* to 12/31/2007..........    $13.14       $ 9.91        62,100
   01/01/2008 to 12/31/2008...........    $ 9.91       $ 5.21        47,464
   01/01/2009 to 12/31/2009...........    $ 5.21       $ 4.94         1,052
   01/01/2010 to 12/31/2010...........    $ 4.94       $ 5.30           843
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 3.84           836
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 5.07         9,109
   01/01/2013 to 12/31/2013...........    $ 5.07       $ 6.70        10,281
PROFUND VP BASIC MATERIALS
   03/19/2007* to 12/31/2007..........    $15.00       $18.12        40,124
   01/01/2008 to 12/31/2008...........    $18.12       $ 8.71        11,448
   01/01/2009 to 12/31/2009...........    $ 8.71       $14.01        10,331
   01/01/2010 to 12/31/2010...........    $14.01       $17.98        10,826
   01/01/2011 to 12/31/2011...........    $17.98       $14.93         5,870
   01/01/2012 to 12/31/2012...........    $14.93       $16.03         4,321
   01/01/2013 to 12/31/2013...........    $16.03       $18.80         2,069
PROFUND VP BEAR
   03/19/2007* to 12/31/2007..........    $ 8.39       $ 8.18        28,504
   01/01/2008 to 12/31/2008...........    $ 8.18       $11.33        54,575
   01/01/2009 to 12/31/2009...........    $11.33       $ 8.09        34,435
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.58        20,213
   01/01/2011 to 12/31/2011...........    $ 6.58       $ 5.94        15,996
   01/01/2012 to 12/31/2012...........    $ 5.94       $ 4.90        28,486
   01/01/2013 to 12/31/2013...........    $ 4.90       $ 3.57        21,528

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BIOTECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 8.30       $ 8.57        36,098
   01/01/2008 to 12/31/2008...........    $ 8.57       $ 8.64        31,300
   01/01/2009 to 12/31/2009...........    $ 8.64       $ 8.87        12,600
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.23        14,775
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 9.74        13,350
   01/01/2012 to 12/31/2012...........    $ 9.74       $13.56        15,507
   01/01/2013 to 12/31/2013...........    $13.56       $22.61        16,770
PROFUND VP BULL
   03/19/2007* to 12/31/2007..........    $12.10       $12.58       357,217
   01/01/2008 to 12/31/2008...........    $12.58       $ 7.76        31,415
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.55       117,689
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.65        73,549
   01/01/2011 to 12/31/2011...........    $10.65       $10.54        67,495
   01/01/2012 to 12/31/2012...........    $10.54       $11.89        49,785
   01/01/2013 to 12/31/2013...........    $11.89       $15.27        82,720
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.56       $12.35        28,036
   01/01/2008 to 12/31/2008...........    $12.35       $ 8.96         6,520
   01/01/2009 to 12/31/2009...........    $ 8.96       $10.79        50,609
   01/01/2010 to 12/31/2010...........    $10.79       $12.53        13,098
   01/01/2011 to 12/31/2011...........    $12.53       $13.27        11,070
   01/01/2012 to 12/31/2012...........    $13.27       $14.56         4,743
   01/01/2013 to 12/31/2013...........    $14.56       $18.52         4,725
PROFUND VP CONSUMER SERVICES
   03/19/2007* to 12/31/2007..........    $10.18       $ 9.25           664
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 6.28        25,348
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.14         9,181
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.78         1,220
   01/01/2011 to 12/31/2011...........    $ 9.78       $10.21        10,521
   01/01/2012 to 12/31/2012...........    $10.21       $12.35         1,164
   01/01/2013 to 12/31/2013...........    $12.35       $17.10         3,044
PROFUND VP EUROPE 30
   03/19/2007* to 12/31/2007..........    $11.06       $12.82        58,476
   01/01/2008 to 12/31/2008...........    $12.82       $ 7.10        38,982
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.30        95,905
   01/01/2010 to 12/31/2010...........    $ 9.30       $ 9.45        18,436
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 8.53        10,431
   01/01/2012 to 12/31/2012...........    $ 8.53       $ 9.84         9,400
   01/01/2013 to 12/31/2013...........    $ 9.84       $11.85         8,516

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   03/19/2007* to 12/31/2007..........    $12.53       $10.41         8,563
   01/01/2008 to 12/31/2008...........    $10.41       $ 5.10         4,121
   01/01/2009 to 12/31/2009...........    $ 5.10       $ 5.81         7,721
   01/01/2010 to 12/31/2010...........    $ 5.81       $ 6.38         3,496
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.44         2,863
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.72         2,502
   01/01/2013 to 12/31/2013...........    $ 6.72       $ 8.78         2,593
PROFUND VP HEALTH CARE
   03/19/2007* to 12/31/2007..........    $ 9.22       $ 9.77        51,110
   01/01/2008 to 12/31/2008...........    $ 9.77       $ 7.32        11,936
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 8.66        39,318
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 8.82         3,460
   01/01/2011 to 12/31/2011...........    $ 8.82       $ 9.62         6,078
   01/01/2012 to 12/31/2012...........    $ 9.62       $11.18         6,190
   01/01/2013 to 12/31/2013...........    $11.18       $15.47         9,619
PROFUND VP INDUSTRIALS
   03/19/2007* to 12/31/2007..........    $12.90       $14.07         4,384
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.29        31,312
   01/01/2009 to 12/31/2009...........    $ 8.29       $10.18         7,827
   01/01/2010 to 12/31/2010...........    $10.18       $12.47         3,526
   01/01/2011 to 12/31/2011...........    $12.47       $12.13         2,394
   01/01/2012 to 12/31/2012...........    $12.13       $13.90         2,262
   01/01/2013 to 12/31/2013...........    $13.90       $19.02         3,039
PROFUND VP INTERNET
   03/19/2007* to 12/31/2007..........    $19.64       $21.19         2,722
   01/01/2008 to 12/31/2008...........    $21.19       $11.58           523
   01/01/2009 to 12/31/2009...........    $11.58       $20.32        16,280
   01/01/2010 to 12/31/2010...........    $20.32       $27.21         6,995
   01/01/2011 to 12/31/2011...........    $27.21       $25.08         2,636
   01/01/2012 to 12/31/2012...........    $25.08       $29.73         1,697
   01/01/2013 to 12/31/2013...........    $29.73       $44.65         1,178
PROFUND VP JAPAN
   03/19/2007* to 12/31/2007..........    $14.90       $13.33         9,188
   01/01/2008 to 12/31/2008...........    $13.33       $ 7.81        35,266
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.53        70,612
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.89         8,603
   01/01/2011 to 12/31/2011...........    $ 7.89       $ 6.37        20,070
   01/01/2012 to 12/31/2012...........    $ 6.37       $ 7.75         1,274
   01/01/2013 to 12/31/2013...........    $ 7.75       $11.37         2,296

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $10.99       $11.86        48,255
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.57        35,528
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.73        62,409
   01/01/2010 to 12/31/2010...........    $ 9.73       $10.90        27,695
   01/01/2011 to 12/31/2011...........    $10.90       $11.13        13,928
   01/01/2012 to 12/31/2012...........    $11.13       $12.42         4,595
   01/01/2013 to 12/31/2013...........    $12.42       $16.06        21,839
PROFUND VP LARGE-CAP VALUE
   03/19/2007* to 12/31/2007..........    $12.33       $12.33        99,574
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.27       125,444
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 8.59        52,612
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.60        24,767
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.39        13,186
   01/01/2012 to 12/31/2012...........    $ 9.39       $10.72        10,064
   01/01/2013 to 12/31/2013...........    $10.72       $13.79         4,495
PROFUND VP MID-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $12.58       $13.50        66,295
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.18        22,429
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.20        84,147
   01/01/2010 to 12/31/2010...........    $11.20       $14.24        61,399
   01/01/2011 to 12/31/2011...........    $14.24       $13.69        20,291
   01/01/2012 to 12/31/2012...........    $13.69       $15.64         8,182
   01/01/2013 to 12/31/2013...........    $15.64       $20.21        13,786
PROFUND VP MID-CAP VALUE
   03/19/2007* to 12/31/2007..........    $14.70       $14.22       111,312
   01/01/2008 to 12/31/2008...........    $14.22       $ 8.97        24,378
   01/01/2009 to 12/31/2009...........    $ 8.97       $11.62        66,470
   01/01/2010 to 12/31/2010...........    $11.62       $13.86        29,926
   01/01/2011 to 12/31/2011...........    $13.86       $13.18        15,929
   01/01/2012 to 12/31/2012...........    $13.18       $15.21         5,941
   01/01/2013 to 12/31/2013...........    $15.21       $19.90         8,061
PROFUND VP NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.66       $ 6.62       365,042
   01/01/2008 to 12/31/2008...........    $ 6.62       $ 3.77        46,227
   01/01/2009 to 12/31/2009...........    $ 3.77       $ 5.67       106,523
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 6.64        61,261
   01/01/2011 to 12/31/2011...........    $ 6.64       $ 6.67        43,377
   01/01/2012 to 12/31/2012...........    $ 6.67       $ 7.67        26,307
   01/01/2013 to 12/31/2013...........    $ 7.67       $10.20        49,815

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   03/19/2007* to 12/31/2007..........    $17.85       $23.90        69,547
   01/01/2008 to 12/31/2008...........    $23.90       $14.92        57,664
   01/01/2009 to 12/31/2009...........    $14.92       $17.06        33,679
   01/01/2010 to 12/31/2010...........    $17.06       $19.89        27,013
   01/01/2011 to 12/31/2011...........    $19.89       $20.14        18,015
   01/01/2012 to 12/31/2012...........    $20.14       $20.51        17,173
   01/01/2013 to 12/31/2013...........    $20.51       $25.19        16,506
PROFUND VP PHARMACEUTICALS
   03/19/2007* to 12/31/2007..........    $ 8.40       $ 8.65            30
   01/01/2008 to 12/31/2008...........    $ 8.65       $ 6.89        19,024
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 7.98        29,266
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 7.94            28
   01/01/2011 to 12/31/2011...........    $ 7.94       $ 9.12         8,784
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.10         2,396
   01/01/2013 to 12/31/2013...........    $10.10       $13.17         4,472
PROFUND VP PRECIOUS METALS
   03/19/2007* to 12/31/2007..........    $14.89       $19.31        46,746
   01/01/2008 to 12/31/2008...........    $19.31       $13.23        71,505
   01/01/2009 to 12/31/2009...........    $13.23       $17.73        56,194
   01/01/2010 to 12/31/2010...........    $17.73       $23.33        64,508
   01/01/2011 to 12/31/2011...........    $23.33       $18.66        62,028
   01/01/2012 to 12/31/2012...........    $18.66       $15.79        55,549
   01/01/2013 to 12/31/2013...........    $15.79       $ 9.70        46,093
PROFUND VP REAL ESTATE
   03/19/2007* to 12/31/2007..........    $25.09       $19.59         9,995
   01/01/2008 to 12/31/2008...........    $19.59       $11.39         7,045
   01/01/2009 to 12/31/2009...........    $11.39       $14.43         7,879
   01/01/2010 to 12/31/2010...........    $14.43       $17.81         5,530
   01/01/2011 to 12/31/2011...........    $17.81       $18.47         3,293
   01/01/2012 to 12/31/2012...........    $18.47       $21.42         1,736
   01/01/2013 to 12/31/2013...........    $21.42       $21.23         1,163
PROFUND VP RISING RATES OPPORTUNITY
   03/19/2007* to 12/31/2007..........    $ 6.62       $ 6.29        50,450
   01/01/2008 to 12/31/2008...........    $ 6.29       $ 3.86        54,538
   01/01/2009 to 12/31/2009...........    $ 3.86       $ 5.06        82,738
   01/01/2010 to 12/31/2010...........    $ 5.06       $ 4.20       116,704
   01/01/2011 to 12/31/2011...........    $ 4.20       $ 2.60        73,818
   01/01/2012 to 12/31/2012...........    $ 2.60       $ 2.40        55,376
   01/01/2013 to 12/31/2013...........    $ 2.40       $ 2.76        49,060

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SEMICONDUCTOR
   03/19/2007* to 12/31/2007..........    $ 7.08       $ 7.63         3,867
   01/01/2008 to 12/31/2008...........    $ 7.63       $ 3.79         2,570
   01/01/2009 to 12/31/2009...........    $ 3.79       $ 6.16        36,623
   01/01/2010 to 12/31/2010...........    $ 6.16       $ 6.85         2,480
   01/01/2011 to 12/31/2011...........    $ 6.85       $ 6.52         2,141
   01/01/2012 to 12/31/2012...........    $ 6.52       $ 6.19         2,140
   01/01/2013 to 12/31/2013...........    $ 6.19       $ 8.18         1,862
PROFUND VP SHORT MID-CAP
   03/19/2007* to 12/31/2007..........    $ 8.08       $ 7.98            16
   01/01/2008 to 12/31/2008...........    $ 7.98       $10.42            16
   01/01/2009 to 12/31/2009...........    $10.42       $ 6.66         2,862
   01/01/2010 to 12/31/2010...........    $ 6.66       $ 4.89         3,887
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 4.44         1,146
   01/01/2012 to 12/31/2012...........    $ 4.44       $ 3.57            16
   01/01/2013 to 12/31/2013...........    $ 3.57       $ 2.55            16
PROFUND VP SHORT NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.95       $ 5.15        27,418
   01/01/2008 to 12/31/2008...........    $ 5.15       $ 7.55        13,959
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 4.44        27,423
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 3.46        69,389
   01/01/2011 to 12/31/2011...........    $ 3.46       $ 3.07        35,450
   01/01/2012 to 12/31/2012...........    $ 3.07       $ 2.47        36,583
   01/01/2013 to 12/31/2013...........    $ 2.47       $ 1.72        36,044
PROFUND VP SHORT SMALL-CAP
   03/19/2007* to 12/31/2007..........    $ 8.07       $ 8.29        36,729
   01/01/2008 to 12/31/2008...........    $ 8.29       $10.19         4,107
   01/01/2009 to 12/31/2009...........    $10.19       $ 6.82            38
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 4.80           270
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 4.32           521
   01/01/2012 to 12/31/2012...........    $ 4.32       $ 3.46            38
   01/01/2013 to 12/31/2013...........    $ 3.46       $ 2.36            37
PROFUND VP SMALL-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $14.15       $14.38        17,597
   01/01/2008 to 12/31/2008...........    $14.38       $ 9.39        23,190
   01/01/2009 to 12/31/2009...........    $ 9.39       $11.73        22,489
   01/01/2010 to 12/31/2010...........    $11.73       $14.60        16,200
   01/01/2011 to 12/31/2011...........    $14.60       $14.64         5,311
   01/01/2012 to 12/31/2012...........    $14.64       $16.30         3,271
   01/01/2013 to 12/31/2013...........    $16.30       $22.66        21,627

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   03/19/2007* to 12/31/2007..........    $13.49       $12.41        17,038
   01/01/2008 to 12/31/2008...........    $12.41       $ 8.52        11,592
   01/01/2009 to 12/31/2009...........    $ 8.52       $10.15        17,212
   01/01/2010 to 12/31/2010...........    $10.15       $12.28        18,897
   01/01/2011 to 12/31/2011...........    $12.28       $11.65        18,667
   01/01/2012 to 12/31/2012...........    $11.65       $13.40        13,065
   01/01/2013 to 12/31/2013...........    $13.40       $18.27         8,439
PROFUND VP TECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 5.22       $ 6.03        33,213
   01/01/2008 to 12/31/2008...........    $ 6.03       $ 3.32         5,997
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 5.31        54,848
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 5.82         9,553
   01/01/2011 to 12/31/2011...........    $ 5.82       $ 5.68        12,645
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 6.20        13,585
   01/01/2013 to 12/31/2013...........    $ 6.20       $ 7.69         2,222
PROFUND VP TELECOMMUNICATIONS
   03/19/2007* to 12/31/2007..........    $ 6.47       $ 6.71        45,957
   01/01/2008 to 12/31/2008...........    $ 6.71       $ 4.35       123,183
   01/01/2009 to 12/31/2009...........    $ 4.35       $ 4.63        20,232
   01/01/2010 to 12/31/2010...........    $ 4.63       $ 5.30        40,615
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 5.34        19,077
   01/01/2012 to 12/31/2012...........    $ 5.34       $ 6.16        18,651
   01/01/2013 to 12/31/2013...........    $ 6.16       $ 6.84        18,197
PROFUND VP U.S. GOVERNMENT PLUS
   03/19/2007* to 12/31/2007..........    $12.49       $13.34        60,317
   01/01/2008 to 12/31/2008...........    $13.34       $19.77        45,312
   01/01/2009 to 12/31/2009...........    $19.77       $13.19        30,635
   01/01/2010 to 12/31/2010...........    $13.19       $14.38        11,626
   01/01/2011 to 12/31/2011...........    $14.38       $20.42        16,919
   01/01/2012 to 12/31/2012...........    $20.42       $20.42        11,913
   01/01/2013 to 12/31/2013...........    $20.42       $16.35         8,884
PROFUND VP ULTRABULL
   03/19/2007* to 12/31/2007..........    $ 9.97       $10.29        82,193
   01/01/2008 to 12/31/2008...........    $10.29       $ 3.32        46,958
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 4.76        21,618
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 5.75        13,539
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 5.42         4,602
   01/01/2012 to 12/31/2012...........    $ 5.42       $ 6.92         2,633
   01/01/2013 to 12/31/2013...........    $ 6.92       $11.51         2,566

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   03/19/2007* to 12/31/2007..........    $16.49       $16.37       114,388
   01/01/2008 to 12/31/2008...........    $16.37       $ 5.27       122,266
   01/01/2009 to 12/31/2009...........    $ 5.27       $ 8.65        55,301
   01/01/2010 to 12/31/2010...........    $ 8.65       $12.82        28,984
   01/01/2011 to 12/31/2011...........    $12.82       $10.96        17,546
   01/01/2012 to 12/31/2012...........    $10.96       $14.38        14,827
   01/01/2013 to 12/31/2013...........    $14.38       $24.28         9,370
PROFUND VP ULTRANASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 1.31       $ 1.69       973,932
   01/01/2008 to 12/31/2008...........    $ 1.69       $ 0.46       937,881
   01/01/2009 to 12/31/2009...........    $ 0.46       $ 0.99       403,655
   01/01/2010 to 12/31/2010...........    $ 0.99       $ 1.32       339,500
   01/01/2011 to 12/31/2011...........    $ 1.32       $ 1.30       278,040
   01/01/2012 to 12/31/2012...........    $ 1.30       $ 1.72       263,379
   01/01/2013 to 12/31/2013...........    $ 1.72       $ 3.04       206,334
PROFUND VP ULTRASMALL-CAP
   03/19/2007* to 12/31/2007..........    $14.87       $13.01        28,440
   01/01/2008 to 12/31/2008...........    $13.01       $ 4.36        16,457
   01/01/2009 to 12/31/2009...........    $ 4.36       $ 6.05        25,576
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 8.89        13,899
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 7.14         6,903
   01/01/2012 to 12/31/2012...........    $ 7.14       $ 9.15         6,607
   01/01/2013 to 12/31/2013...........    $ 9.15       $16.92         2,604

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   03/19/2007* to 12/31/2007..........    $12.26       $13.39       131,376
   01/01/2008 to 12/31/2008...........    $13.39       $ 9.19        51,138
   01/01/2009 to 12/31/2009...........    $ 9.19       $10.07        13,566
   01/01/2010 to 12/31/2010...........    $10.07       $10.56         8,032
   01/01/2011 to 12/31/2011...........    $10.56       $12.29        10,351
   01/01/2012 to 12/31/2012...........    $12.29       $12.18         7,869
   01/01/2013 to 12/31/2013...........    $12.18       $13.67         5,182
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011...........    $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012...........    $13.07       $14.71        29,228
   01/01/2013 to 12/31/2013...........    $14.71       $17.47        30,007
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $15.31       $17.89         5,573
   01/01/2011 to 12/31/2011...........    $17.89       $17.33         3,437
   01/01/2012 to 12/31/2012...........    $17.33       $20.49         3,617
   01/01/2013 to 12/31/2013...........    $20.49       $26.44         3,404
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011...........    $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012...........    $13.44       $16.07        10,531
   01/01/2013 to 12/31/2013...........    $16.07       $22.30         9,762
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.29        11,217
   01/01/2011 to 12/31/2011...........    $12.29       $11.63         9,036
   01/01/2012 to 12/31/2012...........    $11.63       $12.45         6,706
   01/01/2013 to 12/31/2013...........    $12.45       $18.56         5,797



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.50%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         736,943
   01/01/2006 to 12/31/2006               $10.02       $11.03       7,117,028
   01/01/2007 to 12/31/2007               $11.03       $11.86      10,504,772
   01/01/2008 to 12/31/2008               $11.86       $ 7.97       1,262,259
   01/01/2009 to 12/31/2009               $ 7.97       $ 9.76       3,603,747
   01/01/2010 to 12/31/2010               $ 9.76       $10.76       2,807,816
   01/01/2011 to 12/31/2011               $10.76       $10.32       1,829,484
   01/01/2012 to 12/31/2012               $10.32       $11.44       1,736,967
   01/01/2013 to 12/31/2013               $11.44       $12.39       1,728,158
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.19       $14.35         272,502
   01/01/2006 to 12/31/2006               $14.35       $16.52         261,969
   01/01/2007 to 12/31/2007               $16.52       $16.25         270,936
   01/01/2008 to 12/31/2008               $16.25       $10.45          30,296
   01/01/2009 to 12/31/2009               $10.45       $12.12         112,094
   01/01/2010 to 12/31/2010               $12.12       $13.59         108,922
   01/01/2011 to 12/31/2011               $13.59       $13.86          59,270
   01/01/2012 to 05/04/2012               $13.86       $15.07               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          50,716
   01/01/2006 to 12/31/2006               $10.03       $10.92         832,155
   01/01/2007 to 12/31/2007               $10.92       $11.73       1,645,122
   01/01/2008 to 12/31/2008               $11.73       $ 8.24         347,116
   01/01/2009 to 12/31/2009               $ 8.24       $10.01       2,332,501
   01/01/2010 to 12/31/2010               $10.01       $11.07       1,919,500
   01/01/2011 to 12/31/2011               $11.07       $10.77       1,156,073
   01/01/2012 to 12/31/2012               $10.77       $11.93       1,123,914
   01/01/2013 to 12/31/2013               $11.93       $13.83       1,161,351

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.33             0
   01/01/2009 to 12/31/2009               $11.33       $11.12             0
   01/01/2010 to 12/31/2010               $11.12       $11.98             0
   01/01/2011 to 12/31/2011               $11.98       $12.55             0
   01/01/2012 to 12/31/2012               $12.55       $12.74             0
   01/01/2013 to 12/31/2013               $12.74       $12.51         1,597
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.41             0
   01/01/2010 to 12/31/2010               $ 9.41       $10.25             0
   01/01/2011 to 12/31/2011               $10.25       $11.06             0
   01/01/2012 to 12/31/2012               $11.06       $11.35             0
   01/01/2013 to 12/31/2013               $11.35       $11.11           413
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.80        12,675
   01/01/2011 to 12/31/2011               $10.80       $11.85         6,115
   01/01/2012 to 12/31/2012               $11.85       $12.27        20,709
   01/01/2013 to 12/31/2013               $12.27       $11.83         3,474
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.07             0
   01/01/2009 to 12/31/2009               $12.07       $11.17             0
   01/01/2010 to 12/31/2010               $11.17       $12.23             0
   01/01/2011 to 12/31/2011               $12.23       $13.68        59,843
   01/01/2012 to 12/31/2012               $13.68       $14.25        20,844
   01/01/2013 to 12/31/2013               $14.25       $13.59         7,412
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.14         4,254
   01/01/2009 to 12/31/2009               $12.14       $11.04         4,254
   01/01/2010 to 12/31/2010               $11.04       $12.10             0
   01/01/2011 to 12/31/2011               $12.10       $13.83             0
   01/01/2012 to 12/31/2012               $13.83       $14.42           737
   01/01/2013 to 12/31/2013               $14.42       $13.52        10,939
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.82             0
   01/01/2010 to 12/31/2010               $ 8.82       $ 9.71         6,670
   01/01/2011 to 12/31/2011               $ 9.71       $11.35             0
   01/01/2012 to 12/31/2012               $11.35       $11.89             0
   01/01/2013 to 12/31/2013               $11.89       $10.95        57,420

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.04           5,927
   01/01/2011 to 12/31/2011               $11.04       $13.08          13,290
   01/01/2012 to 12/31/2012               $13.08       $13.76           3,479
   01/01/2013 to 12/31/2013               $13.76       $12.61           4,021
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.06          10,896
   01/01/2012 to 12/31/2012               $12.06       $12.57          10,872
   01/01/2013 to 12/31/2013               $12.57       $11.18          42,070
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.43           2,072
   01/01/2013 to 12/31/2013               $10.43       $ 9.23          52,259
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.78          11,938
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         568,555
   01/01/2006 to 12/31/2006               $10.01       $11.21      11,195,570
   01/01/2007 to 12/31/2007               $11.21       $12.11      15,421,278
   01/01/2008 to 12/31/2008               $12.11       $ 7.76         887,769
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.58       4,580,938
   01/01/2010 to 12/31/2010               $ 9.58       $10.70       3,449,942
   01/01/2011 to 12/31/2011               $10.70       $10.28       1,970,751
   01/01/2012 to 12/31/2012               $10.28       $11.52       2,137,269
   01/01/2013 to 12/31/2013               $11.52       $13.92       2,504,702
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.34       $21.49         302,348
   01/01/2006 to 12/31/2006               $21.49       $28.95         298,492
   01/01/2007 to 12/31/2007               $28.95       $22.83         280,863
   01/01/2008 to 12/31/2008               $22.83       $14.60          27,985
   01/01/2009 to 12/31/2009               $14.60       $18.98          91,102
   01/01/2010 to 12/31/2010               $18.98       $24.06          94,164
   01/01/2011 to 12/31/2011               $24.06       $25.26          46,252
   01/01/2012 to 12/31/2012               $25.26       $28.70          38,890
   01/01/2013 to 12/31/2013               $28.70       $29.15          24,625
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.47       $19.97         633,435
   01/01/2005 to 12/31/2005               $19.97       $21.52         921,228
   01/01/2006 to 12/31/2006               $21.52       $23.94         735,301
   01/01/2007 to 12/31/2007               $23.94       $26.22         690,521
   01/01/2008 to 12/31/2008               $26.22       $14.44          77,724
   01/01/2009 to 12/31/2009               $14.44       $18.87         263,368
   01/01/2010 to 12/31/2010               $18.87       $24.63         208,277
   01/01/2011 to 12/31/2011               $24.63       $21.08          88,588
   01/01/2012 to 12/31/2012               $21.08       $24.94          69,266
   01/01/2013 to 12/31/2013               $24.94       $34.59          57,797

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.83       $14.03      3,211,199
   01/01/2005 to 12/31/2005               $14.03       $14.48      5,238,061
   01/01/2006 to 12/31/2006               $14.48       $16.73      3,666,490
   01/01/2007 to 12/31/2007               $16.73       $17.32      3,473,856
   01/01/2008 to 12/31/2008               $17.32       $10.12        443,322
   01/01/2009 to 12/31/2009               $10.12       $11.88      1,542,710
   01/01/2010 to 12/31/2010               $11.88       $13.21      1,315,243
   01/01/2011 to 12/31/2011               $13.21       $12.29        466,396
   01/01/2012 to 12/31/2012               $12.29       $14.49        285,426
   01/01/2013 to 12/31/2013               $14.49       $19.06        238,839
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.81       $14.68        633,571
   01/01/2005 to 12/31/2005               $14.68       $15.15        974,840
   01/01/2006 to 12/31/2006               $15.15       $15.86        775,703
   01/01/2007 to 12/31/2007               $15.86       $18.64        724,250
   01/01/2008 to 12/31/2008               $18.64       $10.87         59,432
   01/01/2009 to 12/31/2009               $10.87       $16.82        289,943
   01/01/2010 to 12/31/2010               $16.82       $19.85        203,194
   01/01/2011 to 12/31/2011               $19.85       $18.97         67,574
   01/01/2012 to 12/31/2012               $18.97       $22.35         61,407
   01/01/2013 to 12/31/2013               $22.35       $29.10         57,601
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.82       $15.60        172,943
   01/01/2006 to 12/31/2006               $15.60       $18.71        335,345
   01/01/2007 to 12/31/2007               $18.71       $18.64        444,416
   01/01/2008 to 12/31/2008               $18.64       $11.51         56,513
   01/01/2009 to 12/31/2009               $11.51       $13.41        135,555
   01/01/2010 to 12/31/2010               $13.41       $14.85        144,676
   01/01/2011 to 12/31/2011               $14.85       $14.56         97,717
   01/01/2012 to 12/31/2012               $14.56       $16.26         77,006
   01/01/2013 to 12/31/2013               $16.26       $21.57         58,724
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.41       $15.35      1,986,105
   01/01/2005 to 12/31/2005               $15.35       $17.62      2,661,158
   01/01/2006 to 12/31/2006               $17.62       $21.00      1,900,964
   01/01/2007 to 12/31/2007               $21.00       $24.62      1,697,605
   01/01/2008 to 12/31/2008               $24.62       $12.07        219,486
   01/01/2009 to 12/31/2009               $12.07       $16.08        783,945
   01/01/2010 to 12/31/2010               $16.08       $18.14        644,187
   01/01/2011 to 12/31/2011               $18.14       $15.56        237,695
   01/01/2012 to 12/31/2012               $15.56       $18.45        135,401
   01/01/2013 to 12/31/2013               $18.45       $21.63        122,372

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.92       $15.40         76,147
   01/01/2005 to 12/31/2005               $15.40       $17.25        221,219
   01/01/2006 to 12/31/2006               $17.25       $21.66        276,622
   01/01/2007 to 12/31/2007               $21.66       $25.13        423,852
   01/01/2008 to 12/31/2008               $25.13       $13.86         43,027
   01/01/2009 to 12/31/2009               $13.86       $17.82        103,064
   01/01/2010 to 12/31/2010               $17.82       $19.50         94,961
   01/01/2011 to 12/31/2011               $19.50       $16.79         47,290
   01/01/2012 to 12/31/2012               $16.79       $19.30         50,310
   01/01/2013 to 12/31/2013               $19.30       $22.71         53,507
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.75      2,260,847
   01/01/2009 to 12/31/2009               $10.75       $11.78        714,433
   01/01/2010 to 12/31/2010               $11.78       $12.86        349,323
   01/01/2011 to 12/31/2011               $12.86       $14.24      1,683,886
   01/01/2012 to 12/31/2012               $14.24       $15.35        774,811
   01/01/2013 to 12/31/2013               $15.35       $14.64        161,422
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.81       $14.78        192,576
   01/01/2005 to 12/31/2005               $14.78       $16.16        313,602
   01/01/2006 to 12/31/2006               $16.16       $19.55        388,188
   01/01/2007 to 12/31/2007               $19.55       $21.07        423,778
   01/01/2008 to 12/31/2008               $21.07       $12.16         71,449
   01/01/2009 to 12/31/2009               $12.16       $16.28        131,795
   01/01/2010 to 12/31/2010               $16.28       $17.19        134,112
   01/01/2011 to 12/31/2011               $17.19       $15.38         67,608
   01/01/2012 to 12/31/2012               $15.38       $18.47         56,764
   01/01/2013 to 12/31/2013               $18.47       $20.99         49,158
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.70       $13.30        126,725
   01/01/2005 to 12/31/2005               $13.30       $13.95        391,304
   01/01/2006 to 12/31/2006               $13.95       $16.28        418,800
   01/01/2007 to 12/31/2007               $16.28       $15.56        360,373
   01/01/2008 to 12/31/2008               $15.56       $ 8.97         82,540
   01/01/2009 to 12/31/2009               $ 8.97       $10.55        199,552
   01/01/2010 to 12/31/2010               $10.55       $11.76        198,247
   01/01/2011 to 12/31/2011               $11.76       $11.10        117,260
   01/01/2012 to 12/31/2012               $11.10       $12.77        102,085
   01/01/2013 to 12/31/2013               $12.77       $17.60        110,141

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.35       $14.07      3,543,456
   01/01/2005 to 12/31/2005               $14.07       $14.81      5,558,151
   01/01/2006 to 12/31/2006               $14.81       $15.64      4,434,214
   01/01/2007 to 12/31/2007               $15.64       $17.71      4,017,921
   01/01/2008 to 12/31/2008               $17.71       $ 9.83        456,501
   01/01/2009 to 12/31/2009               $ 9.83       $12.56      1,600,861
   01/01/2010 to 12/31/2010               $12.56       $14.82      1,327,334
   01/01/2011 to 12/31/2011               $14.82       $14.47        459,894
   01/01/2012 to 12/31/2012               $14.47       $16.00        296,704
   01/01/2013 to 12/31/2013               $16.00       $21.52        242,827
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.97       $12.67        733,436
   01/01/2005 to 12/31/2005               $12.67       $12.62      1,255,644
   01/01/2006 to 12/31/2006               $12.62       $13.65      1,013,491
   01/01/2007 to 12/31/2007               $13.65       $14.26        979,275
   01/01/2008 to 12/31/2008               $14.26       $10.78        306,278
   01/01/2009 to 12/31/2009               $10.78       $14.30        600,007
   01/01/2010 to 12/31/2010               $14.30       $15.97        357,716
   01/01/2011 to 12/31/2011               $15.97       $17.33        154,942
   01/01/2012 to 12/31/2012               $17.33       $18.09        102,954
   01/01/2013 to 12/31/2013               $18.09       $17.46         68,600
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.47       $12.50        305,582
   01/01/2005 to 12/31/2005               $12.50       $13.09        423,803
   01/01/2006 to 12/31/2006               $13.09       $14.14        348,252
   01/01/2007 to 12/31/2007               $14.14       $16.03        351,692
   01/01/2008 to 12/31/2008               $16.03       $10.06         74,704
   01/01/2009 to 12/31/2009               $10.06       $12.32        138,388
   01/01/2010 to 12/31/2010               $12.32       $13.68        121,164
   01/01/2011 to 12/31/2011               $13.68       $13.40         72,768
   01/01/2012 to 12/31/2012               $13.40       $15.45         52,953
   01/01/2013 to 12/31/2013               $15.45       $20.81         41,651
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.27       $15.86         84,264
   01/01/2006 to 12/31/2006               $15.86       $17.85        101,373
   01/01/2007 to 12/31/2007               $17.85       $18.06        111,487
   01/01/2008 to 12/31/2008               $18.06       $11.01         16,776
   01/01/2009 to 12/31/2009               $11.01       $15.06         38,380
   01/01/2010 to 12/31/2010               $15.06       $18.34         61,575
   01/01/2011 to 12/31/2011               $18.34       $17.44         29,727
   01/01/2012 to 12/31/2012               $17.44       $20.34         29,981
   01/01/2013 to 12/31/2013               $20.34       $26.53         28,811

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.91       $ 9.84        860,728
   01/01/2005 to 12/31/2005               $ 9.84       $ 9.96      1,280,092
   01/01/2006 to 12/31/2006               $ 9.96       $10.26      2,006,434
   01/01/2007 to 12/31/2007               $10.26       $10.60      2,126,726
   01/01/2008 to 12/31/2008               $10.60       $10.70      3,923,612
   01/01/2009 to 12/31/2009               $10.70       $10.57      9,356,356
   01/01/2010 to 12/31/2010               $10.57       $10.41      4,514,743
   01/01/2011 to 12/31/2011               $10.41       $10.26      2,469,055
   01/01/2012 to 12/31/2012               $10.26       $10.10      1,788,191
   01/01/2013 to 12/31/2013               $10.10       $ 9.95      1,064,476
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.40       $16.22        989,311
   01/01/2005 to 12/31/2005               $16.22       $17.90      1,435,582
   01/01/2006 to 12/31/2006               $17.90       $19.53      1,220,026
   01/01/2007 to 12/31/2007               $19.53       $19.84      1,208,758
   01/01/2008 to 12/31/2008               $19.84       $11.29        131,484
   01/01/2009 to 12/31/2009               $11.29       $15.64        360,015
   01/01/2010 to 12/31/2010               $15.64       $19.01        338,461
   01/01/2011 to 12/31/2011               $19.01       $18.26        113,948
   01/01/2012 to 12/31/2012               $18.26       $21.07         77,210
   01/01/2013 to 12/31/2013               $21.07       $29.47         71,473
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.17       $15.64        394,159
   01/01/2006 to 12/31/2006               $15.64       $17.57        430,929
   01/01/2007 to 12/31/2007               $17.57       $21.15        502,643
   01/01/2008 to 12/31/2008               $21.15       $11.84         62,184
   01/01/2009 to 12/31/2009               $11.84       $15.13        141,041
   01/01/2010 to 12/31/2010               $15.13       $19.18        155,932
   01/01/2011 to 12/31/2011               $19.18       $19.21         75,915
   01/01/2012 to 12/31/2012               $19.21       $21.27         76,206
   01/01/2013 to 12/31/2013               $21.27       $27.78         69,806
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.13       $15.23         78,039
   01/01/2005 to 12/31/2005               $15.23       $15.06         91,440
   01/01/2006 to 12/31/2006               $15.06       $15.98         89,814
   01/01/2007 to 12/31/2007               $15.98       $18.69         87,947
   01/01/2008 to 12/31/2008               $18.69       $10.58         10,447
   01/01/2009 to 12/31/2009               $10.58       $12.77         28,177
   01/01/2010 to 12/31/2010               $12.77       $15.12         35,217
   01/01/2011 to 04/29/2011               $15.12       $16.97              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.26       $10.32      1,926,546
   01/01/2005 to 12/31/2005               $10.32       $10.33      3,460,160
   01/01/2006 to 12/31/2006               $10.33       $10.56      2,823,575
   01/01/2007 to 12/31/2007               $10.56       $11.11      2,525,498
   01/01/2008 to 12/31/2008               $11.11       $11.07        526,364
   01/01/2009 to 12/31/2009               $11.07       $12.02      1,118,692
   01/01/2010 to 12/31/2010               $12.02       $12.30        945,944
   01/01/2011 to 12/31/2011               $12.30       $12.39        473,351
   01/01/2012 to 12/31/2012               $12.39       $12.77        337,586
   01/01/2013 to 12/31/2013               $12.77       $12.31        279,123
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.55       $10.91      3,124,509
   01/01/2005 to 12/31/2005               $10.91       $11.02      1,778,198
   01/01/2006 to 12/31/2006               $11.02       $11.26      1,726,161
   01/01/2007 to 12/31/2007               $11.26       $12.01      1,806,287
   01/01/2008 to 12/31/2008               $12.01       $11.56        475,411
   01/01/2009 to 12/31/2009               $11.56       $13.27      1,242,625
   01/01/2010 to 12/31/2010               $13.27       $14.08      1,216,835
   01/01/2011 to 12/31/2011               $14.08       $14.31        711,514
   01/01/2012 to 12/31/2012               $14.31       $15.41        667,649
   01/01/2013 to 12/31/2013               $15.41       $14.90        564,057
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         36,158
   01/01/2006 to 12/31/2006               $10.04       $10.68        164,167
   01/01/2007 to 12/31/2007               $10.68       $11.43        552,669
   01/01/2008 to 12/31/2008               $11.43       $ 9.07        689,010
   01/01/2009 to 12/31/2009               $ 9.07       $10.72      1,209,120
   01/01/2010 to 12/31/2010               $10.72       $11.67      1,279,799
   01/01/2011 to 12/31/2011               $11.67       $11.61      1,121,904
   01/01/2012 to 12/31/2012               $11.61       $12.63      1,079,897
   01/01/2013 to 12/31/2013               $12.63       $13.58      1,079,622
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.56       $12.43         82,128
   01/01/2005 to 12/31/2005               $12.43       $12.43         92,473
   01/01/2006 to 12/31/2006               $12.43       $13.79        120,888
   01/01/2007 to 12/31/2007               $13.79       $14.55        113,131
   01/01/2008 to 12/31/2008               $14.55       $ 9.32         30,544
   01/01/2009 to 12/31/2009               $ 9.32       $12.29         63,593
   01/01/2010 to 12/31/2010               $12.29       $16.51         72,358
   01/01/2011 to 12/31/2011               $16.51       $16.10         34,651
   01/01/2012 to 12/31/2012               $16.10       $17.79         32,789
   01/01/2013 to 12/31/2013               $17.79       $23.69         37,740

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.49       $15.47      1,067,140
   01/01/2005 to 12/31/2005               $15.47       $16.25      1,545,343
   01/01/2006 to 12/31/2006               $16.25       $19.22      1,270,917
   01/01/2007 to 12/31/2007               $19.22       $17.87      1,302,430
   01/01/2008 to 12/31/2008               $17.87       $12.37        153,429
   01/01/2009 to 12/31/2009               $12.37       $15.47        465,071
   01/01/2010 to 12/31/2010               $15.47       $19.20        374,323
   01/01/2011 to 12/31/2011               $19.20       $17.79        145,764
   01/01/2012 to 12/31/2012               $17.79       $20.70         93,768
   01/01/2013 to 12/31/2013               $20.70       $28.02         74,451
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.75       $14.30        243,464
   01/01/2005 to 12/31/2005               $14.30       $14.87        292,732
   01/01/2006 to 12/31/2006               $14.87       $17.77        484,818
   01/01/2007 to 12/31/2007               $17.77       $16.88        431,841
   01/01/2008 to 12/31/2008               $16.88       $ 9.66         48,882
   01/01/2009 to 12/31/2009               $ 9.66       $11.78        139,553
   01/01/2010 to 12/31/2010               $11.78       $13.14        161,976
   01/01/2011 to 12/31/2011               $13.14       $12.73         63,594
   01/01/2012 to 12/31/2012               $12.73       $14.70         68,380
   01/01/2013 to 12/31/2013               $14.70       $18.78         75,195
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.39       $11.86         70,775
   01/01/2005 to 12/31/2005               $11.86       $13.60        210,879
   01/01/2006 to 12/31/2006               $13.60       $14.15        268,432
   01/01/2007 to 12/31/2007               $14.15       $15.09        439,213
   01/01/2008 to 12/31/2008               $15.09       $ 8.83         74,205
   01/01/2009 to 12/31/2009               $ 8.83       $13.34        269,371
   01/01/2010 to 12/31/2010               $13.34       $15.22        229,668
   01/01/2011 to 12/31/2011               $15.22       $14.74        132,185
   01/01/2012 to 12/31/2012               $14.74       $17.07        143,318
   01/01/2013 to 12/31/2013               $17.07       $24.22        146,670
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.47       $12.27        759,419
   01/01/2005 to 12/31/2005               $12.27       $11.55      1,363,031
   01/01/2006 to 12/31/2006               $11.55       $12.09      1,040,579
   01/01/2007 to 12/31/2007               $12.09       $13.05      1,134,701
   01/01/2008 to 12/31/2008               $13.05       $12.55        116,300
   01/01/2009 to 12/31/2009               $12.55       $13.85        411,753
   01/01/2010 to 12/31/2010               $13.85       $14.43        329,237
   01/01/2011 to 12/31/2011               $14.43       $14.80        134,287
   01/01/2012 to 12/31/2012               $14.80       $15.34         84,511
   01/01/2013 to 12/31/2013               $15.34       $14.54         98,013
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98          7,942
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.32        128,686
   01/01/2009 to 12/31/2009               $ 9.32       $10.25        162,500
   01/01/2010 to 12/31/2010               $10.25       $10.88        191,856
   01/01/2011 to 12/31/2011               $10.88       $11.36        131,044
   01/01/2012 to 12/31/2012               $11.36       $12.07        130,317
   01/01/2013 to 12/31/2013               $12.07       $11.71        167,933

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.45       $12.27        24,314
   01/01/2005 to 12/31/2005               $12.27       $14.02        76,164
   01/01/2006 to 12/31/2006               $14.02       $17.01       137,407
   01/01/2007 to 12/31/2007               $17.01       $19.27       154,843
   01/01/2008 to 12/31/2008               $19.27       $11.11        19,778
   01/01/2009 to 12/31/2009               $11.11       $12.68        42,576
   01/01/2010 to 07/16/2010               $12.68       $12.06             0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.27       $14.01        22,947
   01/01/2005 to 12/31/2005               $14.01       $14.33        19,709
   01/01/2006 to 12/31/2006               $14.33       $14.96        17,678
   01/01/2007 to 12/31/2007               $14.96       $16.50        17,767
   01/01/2008 to 12/31/2008               $16.50       $11.83           497
   01/01/2009 to 12/31/2009               $11.83       $16.78        17,263
   01/01/2010 to 07/16/2010               $16.78       $15.69             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.07       $14.61        34,356
   01/01/2011 to 12/31/2011               $14.61       $12.55        18,160
   01/01/2012 to 12/31/2012               $12.55       $14.05        15,603
   01/01/2013 to 12/31/2013               $14.05       $16.60        10,296
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.69       $19.80        16,952
   01/01/2011 to 12/31/2011               $19.80       $18.46         8,546
   01/01/2012 to 12/31/2012               $18.46       $21.96        10,409
   01/01/2013 to 12/31/2013               $21.96       $30.32         3,271



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (1.60%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         25,256
   01/01/2006 to 12/31/2006               $10.02       $11.02        468,834
   01/01/2007 to 12/31/2007               $11.02       $11.84        510,754
   01/01/2008 to 12/31/2008               $11.84       $ 7.94      1,276,265
   01/01/2009 to 12/31/2009               $ 7.94       $ 9.72      2,848,031
   01/01/2010 to 12/31/2010               $ 9.72       $10.71      1,845,504
   01/01/2011 to 12/31/2011               $10.71       $10.26      1,277,360
   01/01/2012 to 12/31/2012               $10.26       $11.36      1,188,880
   01/01/2013 to 12/31/2013               $11.36       $12.29        390,164
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $12.07       $12.20         54,022
   01/01/2006 to 12/31/2006               $12.20       $14.03         97,189
   01/01/2007 to 12/31/2007               $14.03       $13.79         81,078
   01/01/2008 to 12/31/2008               $13.79       $ 8.86         73,560
   01/01/2009 to 12/31/2009               $ 8.86       $10.26         83,871
   01/01/2010 to 12/31/2010               $10.26       $11.50         51,983
   01/01/2011 to 12/31/2011               $11.50       $11.72         34,704
   01/01/2012 to 05/04/2012               $11.72       $12.73              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         24,460
   01/01/2006 to 12/31/2006               $10.03       $10.91        166,573
   01/01/2007 to 12/31/2007               $10.91       $11.71        183,497
   01/01/2008 to 12/31/2008               $11.71       $ 8.21        708,536
   01/01/2009 to 12/31/2009               $ 8.21       $ 9.97      1,778,121
   01/01/2010 to 12/31/2010               $ 9.97       $11.01      1,366,536
   01/01/2011 to 12/31/2011               $11.01       $10.71        906,862
   01/01/2012 to 12/31/2012               $10.71       $11.85        931,297
   01/01/2013 to 12/31/2013               $11.85       $13.72        479,007

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.32      2,678,768
   01/01/2009 to 12/31/2009               $11.32       $11.10      2,260,830
   01/01/2010 to 12/31/2010               $11.10       $11.94      1,420,350
   01/01/2011 to 12/31/2011               $11.94       $12.50      1,157,419
   01/01/2012 to 12/31/2012               $12.50       $12.68        860,891
   01/01/2013 to 12/31/2013               $12.68       $12.43        299,701
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.40        380,327
   01/01/2010 to 12/31/2010               $ 9.40       $10.22        278,454
   01/01/2011 to 12/31/2011               $10.22       $11.03        275,614
   01/01/2012 to 12/31/2012               $11.03       $11.31        130,331
   01/01/2013 to 12/31/2013               $11.31       $11.05         50,957
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.78      1,521,944
   01/01/2011 to 12/31/2011               $10.78       $11.82        711,877
   01/01/2012 to 12/31/2012               $11.82       $12.23        255,245
   01/01/2013 to 12/31/2013               $12.23       $11.79         17,764
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.06      1,640,510
   01/01/2009 to 12/31/2009               $12.06       $11.15      1,694,279
   01/01/2010 to 12/31/2010               $11.15       $12.20        899,710
   01/01/2011 to 12/31/2011               $12.20       $13.63      1,958,754
   01/01/2012 to 12/31/2012               $13.63       $14.18        963,380
   01/01/2013 to 12/31/2013               $14.18       $13.51         55,649
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.13        843,068
   01/01/2009 to 12/31/2009               $12.13       $11.01        847,098
   01/01/2010 to 12/31/2010               $11.01       $12.07        584,918
   01/01/2011 to 12/31/2011               $12.07       $13.77        366,628
   01/01/2012 to 12/31/2012               $13.77       $14.35        951,107
   01/01/2013 to 12/31/2013               $14.35       $13.43        520,921
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.81         67,818
   01/01/2010 to 12/31/2010               $ 8.81       $ 9.69      1,186,344
   01/01/2011 to 12/31/2011               $ 9.69       $11.32        201,761
   01/01/2012 to 12/31/2012               $11.32       $11.84         28,671
   01/01/2013 to 12/31/2013               $11.84       $10.89      1,284,523

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.03      2,461,056
   01/01/2011 to 12/31/2011               $11.03       $13.06        728,952
   01/01/2012 to 12/31/2012               $13.06       $13.72        156,014
   01/01/2013 to 12/31/2013               $13.72       $12.56            292
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.04      2,327,140
   01/01/2012 to 12/31/2012               $12.04       $12.54      1,885,202
   01/01/2013 to 12/31/2013               $12.54       $11.14        175,317
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.42        986,123
   01/01/2013 to 12/31/2013               $10.42       $ 9.21      3,032,772
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.77      1,923,065
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         89,882
   01/01/2006 to 12/31/2006               $10.01       $11.19        309,410
   01/01/2007 to 12/31/2007               $11.19       $12.09        420,022
   01/01/2008 to 12/31/2008               $12.09       $ 7.74      1,415,200
   01/01/2009 to 12/31/2009               $ 7.74       $ 9.54      2,699,371
   01/01/2010 to 12/31/2010               $ 9.54       $10.65      1,923,884
   01/01/2011 to 12/31/2011               $10.65       $10.22      1,280,097
   01/01/2012 to 12/31/2012               $10.22       $11.44      1,255,382
   01/01/2013 to 12/31/2013               $11.44       $13.81        640,306
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.22       $16.08         41,508
   01/01/2006 to 12/31/2006               $16.08       $21.64         46,276
   01/01/2007 to 12/31/2007               $21.64       $17.04         35,002
   01/01/2008 to 12/31/2008               $17.04       $10.89         30,138
   01/01/2009 to 12/31/2009               $10.89       $14.14         29,336
   01/01/2010 to 12/31/2010               $14.14       $17.91         30,983
   01/01/2011 to 12/31/2011               $17.91       $18.78         20,122
   01/01/2012 to 12/31/2012               $18.78       $21.32         18,452
   01/01/2013 to 12/31/2013               $21.32       $21.63          8,352
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.55       $12.78         70,619
   01/01/2005 to 12/31/2005               $12.78       $13.76        130,633
   01/01/2006 to 12/31/2006               $13.76       $15.29        118,059
   01/01/2007 to 12/31/2007               $15.29       $16.73        111,546
   01/01/2008 to 12/31/2008               $16.73       $ 9.21        101,342
   01/01/2009 to 12/31/2009               $ 9.21       $12.02         98,034
   01/01/2010 to 12/31/2010               $12.02       $15.67         71,601
   01/01/2011 to 12/31/2011               $15.67       $13.40         52,087
   01/01/2012 to 12/31/2012               $13.40       $15.83         30,652
   01/01/2013 to 12/31/2013               $15.83       $21.94         11,834

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.64       $11.63       361,569
   01/01/2005 to 12/31/2005               $11.63       $11.99       596,305
   01/01/2006 to 12/31/2006               $11.99       $13.83       497,604
   01/01/2007 to 12/31/2007               $13.83       $14.31       446,607
   01/01/2008 to 12/31/2008               $14.31       $ 8.35       413,628
   01/01/2009 to 12/31/2009               $ 8.35       $ 9.79       406,667
   01/01/2010 to 12/31/2010               $ 9.79       $10.88       356,844
   01/01/2011 to 12/31/2011               $10.88       $10.11       221,478
   01/01/2012 to 12/31/2012               $10.11       $11.91       102,889
   01/01/2013 to 12/31/2013               $11.91       $15.65        32,643
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.52       $12.05        55,808
   01/01/2005 to 12/31/2005               $12.05       $12.42        98,359
   01/01/2006 to 12/31/2006               $12.42       $12.99        84,452
   01/01/2007 to 12/31/2007               $12.99       $15.25        78,393
   01/01/2008 to 12/31/2008               $15.25       $ 8.88        73,693
   01/01/2009 to 12/31/2009               $ 8.88       $13.73        73,559
   01/01/2010 to 12/31/2010               $13.73       $16.19        55,798
   01/01/2011 to 12/31/2011               $16.19       $15.46        42,625
   01/01/2012 to 12/31/2012               $15.46       $18.20        24,844
   01/01/2013 to 12/31/2013               $18.20       $23.67        10,480
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.67       $13.33        16,516
   01/01/2006 to 12/31/2006               $13.33       $15.97        45,757
   01/01/2007 to 12/31/2007               $15.97       $15.90        42,602
   01/01/2008 to 12/31/2008               $15.90       $ 9.81        49,044
   01/01/2009 to 12/31/2009               $ 9.81       $11.41        46,620
   01/01/2010 to 12/31/2010               $11.41       $12.63        32,350
   01/01/2011 to 12/31/2011               $12.63       $12.37        27,180
   01/01/2012 to 12/31/2012               $12.37       $13.80        26,453
   01/01/2013 to 12/31/2013               $13.80       $18.28        17,433
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.56       $12.07       216,886
   01/01/2005 to 12/31/2005               $12.07       $13.85       321,847
   01/01/2006 to 12/31/2006               $13.85       $16.48       291,323
   01/01/2007 to 12/31/2007               $16.48       $19.31       249,967
   01/01/2008 to 12/31/2008               $19.31       $ 9.45       242,808
   01/01/2009 to 12/31/2009               $ 9.45       $12.59       229,341
   01/01/2010 to 12/31/2010               $12.59       $14.18       178,121
   01/01/2011 to 12/31/2011               $14.18       $12.15       120,855
   01/01/2012 to 12/31/2012               $12.15       $14.39        66,094
   01/01/2013 to 12/31/2013               $14.39       $16.86        18,320

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.85         5,183
   01/01/2005 to 12/31/2005               $12.85       $14.38        33,122
   01/01/2006 to 12/31/2006               $14.38       $18.03        45,411
   01/01/2007 to 12/31/2007               $18.03       $20.90        53,885
   01/01/2008 to 12/31/2008               $20.90       $11.52        57,654
   01/01/2009 to 12/31/2009               $11.52       $14.79        59,112
   01/01/2010 to 12/31/2010               $14.79       $16.16        47,525
   01/01/2011 to 12/31/2011               $16.16       $13.91        36,277
   01/01/2012 to 12/31/2012               $13.91       $15.97        28,075
   01/01/2013 to 12/31/2013               $15.97       $18.77        15,253
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $10.81       $12.46        32,632
   01/01/2005 to 12/31/2005               $12.46       $13.61        56,472
   01/01/2006 to 12/31/2006               $13.61       $16.45        93,539
   01/01/2007 to 12/31/2007               $16.45       $17.71        78,807
   01/01/2008 to 12/31/2008               $17.71       $10.22        87,268
   01/01/2009 to 12/31/2009               $10.22       $13.66        71,754
   01/01/2010 to 12/31/2010               $13.66       $14.41        55,671
   01/01/2011 to 12/31/2011               $14.41       $12.88        49,878
   01/01/2012 to 12/31/2012               $12.88       $15.45        39,541
   01/01/2013 to 12/31/2013               $15.45       $17.54        10,470
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.88        27,234
   01/01/2005 to 12/31/2005               $11.88       $12.44        67,568
   01/01/2006 to 12/31/2006               $12.44       $14.51        86,566
   01/01/2007 to 12/31/2007               $14.51       $13.85       102,364
   01/01/2008 to 12/31/2008               $13.85       $ 7.97        69,232
   01/01/2009 to 12/31/2009               $ 7.97       $ 9.37        80,451
   01/01/2010 to 12/31/2010               $ 9.37       $10.43        76,011
   01/01/2011 to 12/31/2011               $10.43       $ 9.84        53,174
   01/01/2012 to 12/31/2012               $ 9.84       $11.31        48,521
   01/01/2013 to 12/31/2013               $11.31       $15.57        23,549
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.31       $11.74       386,737
   01/01/2005 to 12/31/2005               $11.74       $12.34       648,999
   01/01/2006 to 12/31/2006               $12.34       $13.02       620,445
   01/01/2007 to 12/31/2007               $13.02       $14.73       547,681
   01/01/2008 to 12/31/2008               $14.73       $ 8.17       499,804
   01/01/2009 to 12/31/2009               $ 8.17       $10.43       476,771
   01/01/2010 to 12/31/2010               $10.43       $12.29       373,734
   01/01/2011 to 12/31/2011               $12.29       $11.98       229,225
   01/01/2012 to 12/31/2012               $11.98       $13.23       130,595
   01/01/2013 to 12/31/2013               $13.23       $17.79        31,578

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $10.41       $11.00         92,187
   01/01/2005 to 12/31/2005               $11.00       $10.95        201,687
   01/01/2006 to 12/31/2006               $10.95       $11.84        179,597
   01/01/2007 to 12/31/2007               $11.84       $12.35        178,120
   01/01/2008 to 12/31/2008               $12.35       $ 9.33        130,028
   01/01/2009 to 12/31/2009               $ 9.33       $12.36        139,718
   01/01/2010 to 12/31/2010               $12.36       $13.79        109,500
   01/01/2011 to 12/31/2011               $13.79       $14.95         73,866
   01/01/2012 to 12/31/2012               $14.95       $15.58         52,914
   01/01/2013 to 12/31/2013               $15.58       $15.03          5,038
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.22       $11.13         21,410
   01/01/2005 to 12/31/2005               $11.13       $11.64         85,209
   01/01/2006 to 12/31/2006               $11.64       $12.56         57,589
   01/01/2007 to 12/31/2007               $12.56       $14.23         55,767
   01/01/2008 to 12/31/2008               $14.23       $ 8.92         64,502
   01/01/2009 to 12/31/2009               $ 8.92       $10.91         71,606
   01/01/2010 to 12/31/2010               $10.91       $12.11         69,094
   01/01/2011 to 12/31/2011               $12.11       $11.84         59,637
   01/01/2012 to 12/31/2012               $11.84       $13.64         58,891
   01/01/2013 to 12/31/2013               $13.64       $18.35         17,710
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.24       $12.70         18,452
   01/01/2006 to 12/31/2006               $12.70       $14.28         21,361
   01/01/2007 to 12/31/2007               $14.28       $14.44         16,279
   01/01/2008 to 12/31/2008               $14.44       $ 8.79         24,657
   01/01/2009 to 12/31/2009               $ 8.79       $12.01         32,073
   01/01/2010 to 12/31/2010               $12.01       $14.61         23,314
   01/01/2011 to 12/31/2011               $14.61       $13.88         16,587
   01/01/2012 to 12/31/2012               $13.88       $16.17         10,536
   01/01/2013 to 12/31/2013               $16.17       $21.07          6,176
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.98       $ 9.90        167,246
   01/01/2005 to 12/31/2005               $ 9.90       $10.01        190,088
   01/01/2006 to 12/31/2006               $10.01       $10.30        160,575
   01/01/2007 to 12/31/2007               $10.30       $10.63        163,856
   01/01/2008 to 12/31/2008               $10.63       $10.72      1,049,835
   01/01/2009 to 12/31/2009               $10.72       $10.58        646,749
   01/01/2010 to 12/31/2010               $10.58       $10.41        323,305
   01/01/2011 to 12/31/2011               $10.41       $10.25        411,226
   01/01/2012 to 12/31/2012               $10.25       $10.08        348,780
   01/01/2013 to 12/31/2013               $10.08       $ 9.92         77,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.86       $13.12       108,730
   01/01/2005 to 12/31/2005               $13.12       $14.47       155,626
   01/01/2006 to 12/31/2006               $14.47       $15.77       141,288
   01/01/2007 to 12/31/2007               $15.77       $16.01       122,062
   01/01/2008 to 12/31/2008               $16.01       $ 9.09        92,775
   01/01/2009 to 12/31/2009               $ 9.09       $12.59       101,334
   01/01/2010 to 12/31/2010               $12.59       $15.29        87,867
   01/01/2011 to 12/31/2011               $15.29       $14.67        55,554
   01/01/2012 to 12/31/2012               $14.67       $16.91        49,639
   01/01/2013 to 12/31/2013               $16.91       $23.62        12,777
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.98       $13.22        41,659
   01/01/2006 to 12/31/2006               $13.22       $14.83        47,625
   01/01/2007 to 12/31/2007               $14.83       $17.84        53,512
   01/01/2008 to 12/31/2008               $17.84       $ 9.97        31,385
   01/01/2009 to 12/31/2009               $ 9.97       $12.74        44,277
   01/01/2010 to 12/31/2010               $12.74       $16.13        32,643
   01/01/2011 to 12/31/2011               $16.13       $16.14        19,999
   01/01/2012 to 12/31/2012               $16.14       $17.84        18,230
   01/01/2013 to 12/31/2013               $17.84       $23.28        14,733
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.36       $11.15        15,137
   01/01/2005 to 12/31/2005               $11.15       $11.02        15,159
   01/01/2006 to 12/31/2006               $11.02       $11.68        28,840
   01/01/2007 to 12/31/2007               $11.68       $13.64        28,292
   01/01/2008 to 12/31/2008               $13.64       $ 7.71        13,393
   01/01/2009 to 12/31/2009               $ 7.71       $ 9.30        15,221
   01/01/2010 to 12/31/2010               $ 9.30       $11.01         9,637
   01/01/2011 to 04/29/2011               $11.01       $12.35             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.03       $10.07       264,755
   01/01/2005 to 12/31/2005               $10.07       $10.07       585,561
   01/01/2006 to 12/31/2006               $10.07       $10.29       609,983
   01/01/2007 to 12/31/2007               $10.29       $10.81       588,007
   01/01/2008 to 12/31/2008               $10.81       $10.76       388,371
   01/01/2009 to 12/31/2009               $10.76       $11.67       496,112
   01/01/2010 to 12/31/2010               $11.67       $11.93       385,035
   01/01/2011 to 12/31/2011               $11.93       $12.00       287,931
   01/01/2012 to 12/31/2012               $12.00       $12.37       206,368
   01/01/2013 to 12/31/2013               $12.37       $11.90        56,955

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.10       $10.43       329,463
   01/01/2005 to 12/31/2005               $10.43       $10.52       254,793
   01/01/2006 to 12/31/2006               $10.52       $10.74       316,950
   01/01/2007 to 12/31/2007               $10.74       $11.45       384,049
   01/01/2008 to 12/31/2008               $11.45       $11.01       420,223
   01/01/2009 to 12/31/2009               $11.01       $12.62       571,250
   01/01/2010 to 12/31/2010               $12.62       $13.38       429,529
   01/01/2011 to 12/31/2011               $13.38       $13.58       340,001
   01/01/2012 to 12/31/2012               $13.58       $14.61       258,267
   01/01/2013 to 12/31/2013               $14.61       $14.11       125,259
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04             0
   01/01/2006 to 12/31/2006               $10.04       $10.66         9,957
   01/01/2007 to 12/31/2007               $10.66       $11.41        37,326
   01/01/2008 to 12/31/2008               $11.41       $ 9.04       590,178
   01/01/2009 to 12/31/2009               $ 9.04       $10.67       784,695
   01/01/2010 to 12/31/2010               $10.67       $11.61       560,686
   01/01/2011 to 12/31/2011               $11.61       $11.54       518,147
   01/01/2012 to 12/31/2012               $11.54       $12.54       425,958
   01/01/2013 to 12/31/2013               $12.54       $13.47       189,917
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.30       $ 9.43         8,600
   01/01/2005 to 12/31/2005               $ 9.43       $ 9.42        14,132
   01/01/2006 to 12/31/2006               $ 9.42       $10.44        20,751
   01/01/2007 to 12/31/2007               $10.44       $11.00        31,082
   01/01/2008 to 12/31/2008               $11.00       $ 7.04        45,744
   01/01/2009 to 12/31/2009               $ 7.04       $ 9.27        66,712
   01/01/2010 to 12/31/2010               $ 9.27       $12.45        54,161
   01/01/2011 to 12/31/2011               $12.45       $12.13        33,410
   01/01/2012 to 12/31/2012               $12.13       $13.39        43,214
   01/01/2013 to 12/31/2013               $13.39       $17.81        12,464
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.69       $12.24       120,010
   01/01/2005 to 12/31/2005               $12.24       $12.85       198,129
   01/01/2006 to 12/31/2006               $12.85       $15.18       179,457
   01/01/2007 to 12/31/2007               $15.18       $14.10       168,818
   01/01/2008 to 12/31/2008               $14.10       $ 9.75       164,705
   01/01/2009 to 12/31/2009               $ 9.75       $12.18       156,988
   01/01/2010 to 12/31/2010               $12.18       $15.10       119,458
   01/01/2011 to 12/31/2011               $15.10       $13.97        84,338
   01/01/2012 to 12/31/2012               $13.97       $16.25        52,699
   01/01/2013 to 12/31/2013               $16.25       $21.97        15,663

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $10.70       $12.00        45,483
   01/01/2005 to 12/31/2005               $12.00       $12.46        83,646
   01/01/2006 to 12/31/2006               $12.46       $14.87        99,807
   01/01/2007 to 12/31/2007               $14.87       $14.11        94,095
   01/01/2008 to 12/31/2008               $14.11       $ 8.07        90,687
   01/01/2009 to 12/31/2009               $ 8.07       $ 9.83        90,715
   01/01/2010 to 12/31/2010               $ 9.83       $10.96        80,823
   01/01/2011 to 12/31/2011               $10.96       $10.60        55,878
   01/01/2012 to 12/31/2012               $10.60       $12.23        39,294
   01/01/2013 to 12/31/2013               $12.23       $15.61        16,215
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.27       $10.69        21,990
   01/01/2005 to 12/31/2005               $10.69       $12.25        33,467
   01/01/2006 to 12/31/2006               $12.25       $12.73       105,076
   01/01/2007 to 12/31/2007               $12.73       $13.56       118,462
   01/01/2008 to 12/31/2008               $13.56       $ 7.93       111,451
   01/01/2009 to 12/31/2009               $ 7.93       $11.97       132,142
   01/01/2010 to 12/31/2010               $11.97       $13.64       103,846
   01/01/2011 to 12/31/2011               $13.64       $13.19        81,032
   01/01/2012 to 12/31/2012               $13.19       $15.26        66,475
   01/01/2013 to 12/31/2013               $15.26       $21.63        40,160
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.35       $11.06        85,967
   01/01/2005 to 12/31/2005               $11.06       $10.40       137,577
   01/01/2006 to 12/31/2006               $10.40       $10.88       148,189
   01/01/2007 to 12/31/2007               $10.88       $11.73       170,413
   01/01/2008 to 12/31/2008               $11.73       $11.26       149,809
   01/01/2009 to 12/31/2009               $11.26       $12.43       146,385
   01/01/2010 to 12/31/2010               $12.43       $12.93       116,874
   01/01/2011 to 12/31/2011               $12.93       $13.25        78,444
   01/01/2012 to 12/31/2012               $13.25       $13.72        52,438
   01/01/2013 to 12/31/2013               $13.72       $12.99        19,854
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98         7,051
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.31        52,637
   01/01/2009 to 12/31/2009               $ 9.31       $10.23        45,898
   01/01/2010 to 12/31/2010               $10.23       $10.85        34,425
   01/01/2011 to 12/31/2011               $10.85       $11.32        28,198
   01/01/2012 to 12/31/2012               $11.32       $12.01        23,204
   01/01/2013 to 12/31/2013               $12.01       $11.64        20,123
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004                   --       $12.26        14,337
   01/01/2005 to 12/31/2005               $12.26       $14.00         7,288
   01/01/2006 to 12/31/2006               $14.00       $16.96         8,003
   01/01/2007 to 12/31/2007               $16.96       $19.19        16,047
   01/01/2008 to 12/31/2008               $19.19       $11.05        10,035
   01/01/2009 to 12/31/2009               $11.05       $12.61        13,593
   01/01/2010 to 07/16/2010               $12.61       $11.98             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $11.04        1,787
   01/01/2005 to 12/31/2005               $11.04       $11.28          879
   01/01/2006 to 12/31/2006               $11.28       $11.77        1,766
   01/01/2007 to 12/31/2007               $11.77       $12.96        2,907
   01/01/2008 to 12/31/2008               $12.96       $ 9.29        1,229
   01/01/2009 to 12/31/2009               $ 9.29       $13.16        3,811
   01/01/2010 to 07/16/2010               $13.16       $12.29            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.99       $14.51        9,049
   01/01/2011 to 12/31/2011               $14.51       $12.45        5,912
   01/01/2012 to 12/31/2012               $12.45       $13.92        4,379
   01/01/2013 to 12/31/2013               $13.92       $16.43        3,818
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.29       $15.51        4,753
   01/01/2011 to 12/31/2011               $15.51       $14.44        2,595
   01/01/2012 to 12/31/2012               $14.44       $17.16        2,825
   01/01/2013 to 12/31/2013               $17.16       $23.68        2,170



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (1.65%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.93       $ 9.70     107,441,591
   01/01/2010 to 12/31/2010               $ 9.70       $10.68     133,580,486
   01/01/2011 to 12/31/2011               $10.68       $10.22     102,346,558
   01/01/2012 to 12/31/2012               $10.22       $11.32     108,178,074
   01/01/2013 to 12/31/2013               $11.32       $12.24     100,174,797
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.05       $ 9.99       4,930,435
   01/01/2010 to 12/31/2010               $ 9.99       $11.18       6,178,407
   01/01/2011 to 12/31/2011               $11.18       $11.39       5,937,210
   01/01/2012 to 05/04/2012               $11.39       $12.38               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.26       $ 9.95      97,458,970
   01/01/2010 to 12/31/2010               $ 9.95       $10.99     124,066,065
   01/01/2011 to 12/31/2011               $10.99       $10.67      99,522,684
   01/01/2012 to 12/31/2012               $10.67       $11.81     107,656,583
   01/01/2013 to 12/31/2013               $11.81       $13.66     103,827,389
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $10.02               0
   01/01/2010 to 12/31/2010               $10.02       $10.78               0
   01/01/2011 to 12/31/2011               $10.78       $11.28               0
   01/01/2012 to 12/31/2012               $11.28       $11.43               0
   01/01/2013 to 12/31/2013               $11.43       $11.20               0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.69       $ 9.39               0
   01/01/2010 to 12/31/2010               $ 9.39       $10.21               0
   01/01/2011 to 12/31/2011               $10.21       $11.01               0
   01/01/2012 to 12/31/2012               $11.01       $11.28               0
   01/01/2013 to 12/31/2013               $11.28       $11.02               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.78        13,765
   01/01/2011 to 12/31/2011               $10.78       $11.81        45,769
   01/01/2012 to 12/31/2012               $11.81       $12.21             0
   01/01/2013 to 12/31/2013               $12.21       $11.76             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.70             0
   01/01/2010 to 12/31/2010               $ 9.70       $10.61             0
   01/01/2011 to 12/31/2011               $10.61       $11.85             0
   01/01/2012 to 12/31/2012               $11.85       $12.32             0
   01/01/2013 to 12/31/2013               $12.32       $11.74             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.60             0
   01/01/2010 to 12/31/2010               $ 9.60       $10.52             0
   01/01/2011 to 12/31/2011               $10.52       $12.00             0
   01/01/2012 to 12/31/2012               $12.00       $12.49             0
   01/01/2013 to 12/31/2013               $12.49       $11.69             0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.38       $ 8.80             0
   01/01/2010 to 12/31/2010               $ 8.80       $ 9.68             0
   01/01/2011 to 12/31/2011               $ 9.68       $11.30             0
   01/01/2012 to 12/31/2012               $11.30       $11.82             0
   01/01/2013 to 12/31/2013               $11.82       $10.86             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.03             0
   01/01/2011 to 12/31/2011               $11.03       $13.04             0
   01/01/2012 to 12/31/2012               $13.04       $13.70             0
   01/01/2013 to 12/31/2013               $13.70       $12.53             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.04             0
   01/01/2012 to 12/31/2012               $12.04       $12.53             0
   01/01/2013 to 12/31/2013               $12.53       $11.12             0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.41             0
   01/01/2013 to 12/31/2013               $10.41       $ 9.20             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.76               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.74       $ 9.52     118,425,926
   01/01/2010 to 12/31/2010               $ 9.52       $10.62     141,306,019
   01/01/2011 to 12/31/2011               $10.62       $10.19     100,099,910
   01/01/2012 to 12/31/2012               $10.19       $11.40     113,717,767
   01/01/2013 to 12/31/2013               $11.40       $13.75     125,316,122
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $12.11       $18.32       2,154,565
   01/01/2010 to 12/31/2010               $18.32       $23.19       2,674,245
   01/01/2011 to 12/31/2011               $23.19       $24.31       2,210,944
   01/01/2012 to 12/31/2012               $24.31       $27.58       2,291,954
   01/01/2013 to 12/31/2013               $27.58       $27.98       2,083,185
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $11.08       $14.46       3,702,808
   01/01/2010 to 12/31/2010               $14.46       $18.85       4,200,876
   01/01/2011 to 12/31/2011               $18.85       $16.11       4,029,967
   01/01/2012 to 12/31/2012               $16.11       $19.02       3,987,156
   01/01/2013 to 12/31/2013               $19.02       $26.34       3,589,232
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.97       $ 9.63      15,821,358
   01/01/2010 to 12/31/2010               $ 9.63       $10.69      15,820,580
   01/01/2011 to 12/31/2011               $10.69       $ 9.94      12,948,030
   01/01/2012 to 12/31/2012               $ 9.94       $11.69      10,758,682
   01/01/2013 to 12/31/2013               $11.69       $15.36       8,989,436
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.42       5,868,356
   01/01/2010 to 12/31/2010               $13.42       $15.82       6,728,348
   01/01/2011 to 12/31/2011               $15.82       $15.10       4,560,864
   01/01/2012 to 12/31/2012               $15.10       $17.76       4,904,077
   01/01/2013 to 12/31/2013               $17.76       $23.09       5,099,534
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.09       $11.51       3,294,871
   01/01/2010 to 12/31/2010               $11.51       $12.73       3,942,580
   01/01/2011 to 12/31/2011               $12.73       $12.46       3,528,509
   01/01/2012 to 12/31/2012               $12.46       $13.89       3,502,241
   01/01/2013 to 12/31/2013               $13.89       $18.40       2,924,047

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $12.13       $15.91       6,854,079
   01/01/2010 to 12/31/2010               $15.91       $17.92       7,241,298
   01/01/2011 to 12/31/2011               $17.92       $15.34       5,734,722
   01/01/2012 to 12/31/2012               $15.34       $18.16       4,942,527
   01/01/2013 to 12/31/2013               $18.16       $21.27       4,582,698
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.35       $14.74       3,492,926
   01/01/2010 to 12/31/2010               $14.74       $16.10       3,649,081
   01/01/2011 to 12/31/2011               $16.10       $13.85       2,916,031
   01/01/2012 to 12/31/2012               $13.85       $15.89       2,668,328
   01/01/2013 to 12/31/2013               $15.89       $18.67       2,705,225
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.78       $11.75      45,976,810
   01/01/2010 to 12/31/2010               $11.75       $12.80      22,040,989
   01/01/2011 to 12/31/2011               $12.80       $14.16     215,533,382
   01/01/2012 to 12/31/2012               $14.16       $15.24      89,791,313
   01/01/2013 to 12/31/2013               $15.24       $14.51      28,148,834
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.30       $13.86       5,086,873
   01/01/2010 to 12/31/2010               $13.86       $14.60       5,905,133
   01/01/2011 to 12/31/2011               $14.60       $13.05       4,359,903
   01/01/2012 to 12/31/2012               $13.05       $15.65       4,428,816
   01/01/2013 to 12/31/2013               $15.65       $17.75       4,647,244
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.92       $ 8.78       5,087,827
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.78       5,307,829
   01/01/2011 to 12/31/2011               $ 9.78       $ 9.21       4,698,568
   01/01/2012 to 12/31/2012               $ 9.21       $10.59       4,248,181
   01/01/2013 to 12/31/2013               $10.59       $14.57       5,494,376
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.52       $10.86      17,250,307
   01/01/2010 to 12/31/2010               $10.86       $12.79      17,364,094
   01/01/2011 to 12/31/2011               $12.79       $12.47      14,080,420
   01/01/2012 to 12/31/2012               $12.47       $13.77      11,942,585
   01/01/2013 to 12/31/2013               $13.77       $18.50       9,091,584
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $11.37       $13.73      10,096,051
   01/01/2010 to 12/31/2010               $13.73       $15.32       8,604,037
   01/01/2011 to 12/31/2011               $15.32       $16.60       9,200,629
   01/01/2012 to 12/31/2012               $16.60       $17.29       8,547,651
   01/01/2013 to 12/31/2013               $17.29       $16.67       6,345,324

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.02       $ 9.75       4,944,538
   01/01/2010 to 12/31/2010               $ 9.75       $10.82       5,238,425
   01/01/2011 to 12/31/2011               $10.82       $10.57       4,289,955
   01/01/2012 to 12/31/2012               $10.57       $12.18       4,420,398
   01/01/2013 to 12/31/2013               $12.18       $16.37       4,361,903
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.11       $12.11       2,137,413
   01/01/2010 to 12/31/2010               $12.11       $14.72       2,978,973
   01/01/2011 to 12/31/2011               $14.72       $13.98       2,405,087
   01/01/2012 to 12/31/2012               $13.98       $16.28       2,424,624
   01/01/2013 to 12/31/2013               $16.28       $21.20       2,138,372
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.53       $10.42      66,786,776
   01/01/2010 to 12/31/2010               $10.42       $10.25      50,307,852
   01/01/2011 to 12/31/2011               $10.25       $10.09      50,902,069
   01/01/2012 to 12/31/2012               $10.09       $ 9.92      39,894,836
   01/01/2013 to 12/31/2013               $ 9.92       $ 9.76      29,504,243
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.22       $13.88       5,689,131
   01/01/2010 to 12/31/2010               $13.88       $16.85       5,901,157
   01/01/2011 to 12/31/2011               $16.85       $16.16       4,911,194
   01/01/2012 to 12/31/2012               $16.16       $18.62       4,148,499
   01/01/2013 to 12/31/2013               $18.62       $26.00       4,423,739
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.38       $11.65       4,022,837
   01/01/2010 to 12/31/2010               $11.65       $14.75       5,702,161
   01/01/2011 to 12/31/2011               $14.75       $14.75       4,466,247
   01/01/2012 to 12/31/2012               $14.75       $16.30       3,764,767
   01/01/2013 to 12/31/2013               $16.30       $21.26       3,561,170
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.18       $ 9.97       1,585,215
   01/01/2010 to 12/31/2010               $ 9.97       $11.79       2,045,616
   01/01/2011 to 04/29/2011               $11.79       $13.23               0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $11.58       $12.19      19,779,745
   01/01/2010 to 12/31/2010               $12.19       $12.46      20,255,855
   01/01/2011 to 12/31/2011               $12.46       $12.53      18,155,075
   01/01/2012 to 12/31/2012               $12.53       $12.90      15,540,231
   01/01/2013 to 12/31/2013               $12.90       $12.41      10,724,539

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $12.29       $13.65      59,442,486
   01/01/2010 to 12/31/2010               $13.65       $14.46      75,211,006
   01/01/2011 to 12/31/2011               $14.46       $14.67      60,233,010
   01/01/2012 to 12/31/2012               $14.67       $15.77      65,143,645
   01/01/2013 to 12/31/2013               $15.77       $15.23      54,477,871
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.17       $10.65      82,197,582
   01/01/2010 to 12/31/2010               $10.65       $11.58     100,001,194
   01/01/2011 to 12/31/2011               $11.58       $11.51      96,778,216
   01/01/2012 to 12/31/2012               $11.51       $12.49      98,362,559
   01/01/2013 to 12/31/2013               $12.49       $13.42      79,093,854
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.75       $ 8.88       2,524,147
   01/01/2010 to 12/31/2010               $ 8.88       $11.91       4,648,452
   01/01/2011 to 12/31/2011               $11.91       $11.60       3,213,655
   01/01/2012 to 12/31/2012               $11.60       $12.80       3,096,260
   01/01/2013 to 12/31/2013               $12.80       $17.01       4,073,887
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.85       $14.11       6,242,625
   01/01/2010 to 12/31/2010               $14.11       $17.49       6,195,308
   01/01/2011 to 12/31/2011               $17.49       $16.17       5,166,090
   01/01/2012 to 12/31/2012               $16.17       $18.79       3,913,693
   01/01/2013 to 12/31/2013               $18.79       $25.39       3,418,708
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.90       $10.13       3,572,238
   01/01/2010 to 12/31/2010               $10.13       $11.28       4,182,015
   01/01/2011 to 12/31/2011               $11.28       $10.91       3,313,597
   01/01/2012 to 12/31/2012               $10.91       $12.58       4,588,707
   01/01/2013 to 12/31/2013               $12.58       $16.05       5,133,443
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.98       $10.54      10,159,519
   01/01/2010 to 12/31/2010               $10.54       $12.01      12,250,636
   01/01/2011 to 12/31/2011               $12.01       $11.61       9,294,364
   01/01/2012 to 12/31/2012               $11.61       $13.43      10,725,477
   01/01/2013 to 12/31/2013               $13.43       $19.02      11,809,685

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.56       $15.07       6,337,072
   01/01/2010 to 12/31/2010               $15.07       $15.67       7,114,847
   01/01/2011 to 12/31/2011               $15.67       $16.05       6,639,260
   01/01/2012 to 12/31/2012               $16.05       $16.61       5,533,305
   01/01/2013 to 12/31/2013               $16.61       $15.72       4,600,108
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.46       $10.21      12,750,275
   01/01/2010 to 12/31/2010               $10.21       $10.83      17,651,916
   01/01/2011 to 12/31/2011               $10.83       $11.29      18,170,336
   01/01/2012 to 12/31/2012               $11.29       $11.98      18,416,796
   01/01/2013 to 12/31/2013               $11.98       $11.60      17,928,589
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $11.02       $14.01         668,798
   01/01/2010 to 07/16/2010               $14.01       $13.31               0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $10.31       $13.42         749,780
   01/01/2010 to 07/16/2010               $13.42       $12.54               0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $13.33       $16.11         637,587
   01/01/2011 to 12/31/2011               $16.11       $13.82         523,908
   01/01/2012 to 12/31/2012               $13.82       $15.45         401,945
   01/01/2013 to 12/31/2013               $15.45       $18.23         283,907
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.54       $15.82         385,986
   01/01/2011 to 12/31/2011               $15.82       $14.72         411,256
   01/01/2012 to 12/31/2012               $14.72       $17.48         413,544
   01/01/2013 to 12/31/2013               $17.48       $24.11         306,342



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (1.75%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         74,829
   01/01/2006 to 12/31/2006               $10.02       $11.00      1,109,599
   01/01/2007 to 12/31/2007               $11.00       $11.80      2,095,862
   01/01/2008 to 12/31/2008               $11.80       $ 7.90      4,352,710
   01/01/2009 to 12/31/2009               $ 7.90       $ 9.66      7,832,549
   01/01/2010 to 12/31/2010               $ 9.66       $10.62      8,125,948
   01/01/2011 to 12/31/2011               $10.62       $10.16      5,875,413
   01/01/2012 to 12/31/2012               $10.16       $11.24      5,884,306
   01/01/2013 to 12/31/2013               $11.24       $12.14      5,528,716
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.10       $14.24         46,399
   01/01/2006 to 12/31/2006               $14.24       $16.35         53,852
   01/01/2007 to 12/31/2007               $16.35       $16.04         75,537
   01/01/2008 to 12/31/2008               $16.04       $10.28        116,472
   01/01/2009 to 12/31/2009               $10.28       $11.90        295,585
   01/01/2010 to 12/31/2010               $11.90       $13.31        387,586
   01/01/2011 to 12/31/2011               $13.31       $13.55        332,429
   01/01/2012 to 05/04/2012               $13.55       $14.71              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         18,315
   01/01/2006 to 12/31/2006               $10.03       $10.89        206,700
   01/01/2007 to 12/31/2007               $10.89       $11.67        363,364
   01/01/2008 to 12/31/2008               $11.67       $ 8.18      4,544,410
   01/01/2009 to 12/31/2009               $ 8.18       $ 9.90      9,195,019
   01/01/2010 to 12/31/2010               $ 9.90       $10.93      8,699,486
   01/01/2011 to 12/31/2011               $10.93       $10.61      6,901,091
   01/01/2012 to 12/31/2012               $10.61       $11.72      7,178,712
   01/01/2013 to 12/31/2013               $11.72       $13.55      7,213,994

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008              $10.04       $11.70             0
   01/01/2009 to 12/31/2009               $11.70       $11.46             0
   01/01/2010 to 12/31/2010               $11.46       $12.31             0
   01/01/2011 to 12/31/2011               $12.31       $12.87             0
   01/01/2012 to 12/31/2012               $12.87       $13.03             0
   01/01/2013 to 12/31/2013               $13.03       $12.76             0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.38             0
   01/01/2010 to 12/31/2010               $ 9.38       $10.19           629
   01/01/2011 to 12/31/2011               $10.19       $10.98        11,571
   01/01/2012 to 12/31/2012               $10.98       $11.24         6,913
   01/01/2013 to 12/31/2013               $11.24       $10.97         7,437
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.77         4,783
   01/01/2011 to 12/31/2011               $10.77       $11.79         7,346
   01/01/2012 to 12/31/2012               $11.79       $12.17         3,692
   01/01/2013 to 12/31/2013               $12.17       $11.71             0
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.53             0
   01/01/2009 to 12/31/2009               $12.53       $11.57             0
   01/01/2010 to 12/31/2010               $11.57       $12.64             0
   01/01/2011 to 12/31/2011               $12.64       $14.10        16,280
   01/01/2012 to 12/31/2012               $14.10       $14.65        12,769
   01/01/2013 to 12/31/2013               $14.65       $13.94        65,213
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.60             0
   01/01/2009 to 12/31/2009               $12.60       $11.43             0
   01/01/2010 to 12/31/2010               $11.43       $12.50             0
   01/01/2011 to 12/31/2011               $12.50       $14.25             0
   01/01/2012 to 12/31/2012               $14.25       $14.82         6,636
   01/01/2013 to 12/31/2013               $14.82       $13.86        14,495
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.79             0
   01/01/2010 to 12/31/2010               $ 8.79       $ 9.66         3,398
   01/01/2011 to 12/31/2011               $ 9.66       $11.27             0
   01/01/2012 to 12/31/2012               $11.27       $11.77             0
   01/01/2013 to 12/31/2013               $11.77       $10.81        16,844
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.01         7,539
   01/01/2011 to 12/31/2011               $11.01       $13.02        17,990
   01/01/2012 to 12/31/2012               $13.02       $13.66        13,667
   01/01/2013 to 12/31/2013               $13.66       $12.48             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.03         25,532
   01/01/2012 to 12/31/2012               $12.03       $12.51         28,286
   01/01/2013 to 12/31/2013               $12.51       $11.09              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.40          2,207
   01/01/2013 to 12/31/2013               $10.40       $ 9.18         88,547
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.75          7,589
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01        156,071
   01/01/2006 to 12/31/2006               $10.01       $11.18      1,236,146
   01/01/2007 to 12/31/2007               $11.18       $12.05      2,184,899
   01/01/2008 to 12/31/2008               $12.05       $ 7.70      5,254,768
   01/01/2009 to 12/31/2009               $ 7.70       $ 9.48      9,649,337
   01/01/2010 to 12/31/2010               $ 9.48       $10.56      9,541,918
   01/01/2011 to 12/31/2011               $10.56       $10.13      6,564,135
   01/01/2012 to 12/31/2012               $10.13       $11.31      7,253,930
   01/01/2013 to 12/31/2013               $11.31       $13.64      8,307,070
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.21       $21.33         53,032
   01/01/2006 to 12/31/2006               $21.33       $28.65         70,174
   01/01/2007 to 12/31/2007               $28.65       $22.53         42,768
   01/01/2008 to 12/31/2008               $22.53       $14.38         50,033
   01/01/2009 to 12/31/2009               $14.38       $18.64        105,825
   01/01/2010 to 12/31/2010               $18.64       $23.57        111,924
   01/01/2011 to 12/31/2011               $23.57       $24.68         97,984
   01/01/2012 to 12/31/2012               $24.68       $27.97        103,989
   01/01/2013 to 12/31/2013               $27.97       $28.34        114,992
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.42       $19.86         77,506
   01/01/2005 to 12/31/2005               $19.86       $21.35        157,947
   01/01/2006 to 12/31/2006               $21.35       $23.69        177,500
   01/01/2007 to 12/31/2007               $23.69       $25.88        191,930
   01/01/2008 to 12/31/2008               $25.88       $14.22        104,149
   01/01/2009 to 12/31/2009               $14.22       $18.53        232,311
   01/01/2010 to 12/31/2010               $18.53       $24.13        246,378
   01/01/2011 to 12/31/2011               $24.13       $20.60        210,184
   01/01/2012 to 12/31/2012               $20.60       $24.30        191,077
   01/01/2013 to 12/31/2013               $24.30       $33.62        181,082

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.80       $13.96       421,261
   01/01/2005 to 12/31/2005               $13.96       $14.37       689,808
   01/01/2006 to 12/31/2006               $14.37       $16.55       568,989
   01/01/2007 to 12/31/2007               $16.55       $17.10       569,511
   01/01/2008 to 12/31/2008               $17.10       $ 9.96       371,815
   01/01/2009 to 12/31/2009               $ 9.96       $11.67       621,602
   01/01/2010 to 12/31/2010               $11.67       $12.94       632,157
   01/01/2011 to 12/31/2011               $12.94       $12.01       436,847
   01/01/2012 to 12/31/2012               $12.01       $14.12       404,667
   01/01/2013 to 12/31/2013               $14.12       $18.53       518,331
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.77       $14.60       102,613
   01/01/2005 to 12/31/2005               $14.60       $15.03       160,720
   01/01/2006 to 12/31/2006               $15.03       $15.69       120,385
   01/01/2007 to 12/31/2007               $15.69       $18.40       111,444
   01/01/2008 to 12/31/2008               $18.40       $10.70        86,649
   01/01/2009 to 12/31/2009               $10.70       $16.52       253,562
   01/01/2010 to 12/31/2010               $16.52       $19.45       254,558
   01/01/2011 to 12/31/2011               $19.45       $18.54       155,235
   01/01/2012 to 12/31/2012               $18.54       $21.78       158,856
   01/01/2013 to 12/31/2013               $21.78       $28.29       227,835
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.72       $15.48        69,971
   01/01/2006 to 12/31/2006               $15.48       $18.51       168,266
   01/01/2007 to 12/31/2007               $18.51       $18.40       187,126
   01/01/2008 to 12/31/2008               $18.40       $11.34       124,499
   01/01/2009 to 12/31/2009               $11.34       $13.17       292,701
   01/01/2010 to 12/31/2010               $13.17       $14.55       285,605
   01/01/2011 to 12/31/2011               $14.55       $14.23       245,098
   01/01/2012 to 12/31/2012               $14.23       $15.85       280,404
   01/01/2013 to 12/31/2013               $15.85       $20.97       214,589
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.38       $15.26       291,719
   01/01/2005 to 12/31/2005               $15.26       $17.48       412,839
   01/01/2006 to 12/31/2006               $17.48       $20.78       373,524
   01/01/2007 to 12/31/2007               $20.78       $24.30       405,608
   01/01/2008 to 12/31/2008               $24.30       $11.88       279,897
   01/01/2009 to 12/31/2009               $11.88       $15.80       487,491
   01/01/2010 to 12/31/2010               $15.80       $17.77       425,028
   01/01/2011 to 12/31/2011               $17.77       $15.20       278,398
   01/01/2012 to 12/31/2012               $15.20       $17.98       225,134
   01/01/2013 to 12/31/2013               $17.98       $21.03       314,013

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.88       $15.32           6,471
   01/01/2005 to 12/31/2005               $15.32       $17.12          44,465
   01/01/2006 to 12/31/2006               $17.12       $21.44         103,147
   01/01/2007 to 12/31/2007               $21.44       $24.81         181,170
   01/01/2008 to 12/31/2008               $24.81       $13.65         149,062
   01/01/2009 to 12/31/2009               $13.65       $17.50         230,878
   01/01/2010 to 12/31/2010               $17.50       $19.10         223,400
   01/01/2011 to 12/31/2011               $19.10       $16.41         166,971
   01/01/2012 to 12/31/2012               $16.41       $18.81         154,255
   01/01/2013 to 12/31/2013               $18.81       $22.08         154,201
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.72      12,969,535
   01/01/2009 to 12/31/2009               $10.72       $11.73       3,153,640
   01/01/2010 to 12/31/2010               $11.73       $12.77       1,201,858
   01/01/2011 to 12/31/2011               $12.77       $14.10      12,727,050
   01/01/2012 to 12/31/2012               $14.10       $15.16       6,086,607
   01/01/2013 to 12/31/2013               $15.16       $14.42       3,120,079
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.77       $14.70          22,423
   01/01/2005 to 12/31/2005               $14.70       $16.03          44,887
   01/01/2006 to 12/31/2006               $16.03       $19.34         113,134
   01/01/2007 to 12/31/2007               $19.34       $20.80         141,032
   01/01/2008 to 12/31/2008               $20.80       $11.98         113,373
   01/01/2009 to 12/31/2009               $11.98       $15.99         221,273
   01/01/2010 to 12/31/2010               $15.99       $16.84         185,707
   01/01/2011 to 12/31/2011               $16.84       $15.03         114,544
   01/01/2012 to 12/31/2012               $15.03       $18.00         173,844
   01/01/2013 to 12/31/2013               $18.00       $20.40         175,509
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.67       $13.23          49,033
   01/01/2005 to 12/31/2005               $13.23       $13.84         170,343
   01/01/2006 to 12/31/2006               $13.84       $16.11         168,016
   01/01/2007 to 12/31/2007               $16.11       $15.35         215,386
   01/01/2008 to 12/31/2008               $15.35       $ 8.83         276,477
   01/01/2009 to 12/31/2009               $ 8.83       $10.36         346,012
   01/01/2010 to 12/31/2010               $10.36       $11.52         329,940
   01/01/2011 to 12/31/2011               $11.52       $10.84         425,797
   01/01/2012 to 12/31/2012               $10.84       $12.45         310,531
   01/01/2013 to 12/31/2013               $12.45       $17.11         379,818
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.32       $14.00         479,057
   01/01/2005 to 12/31/2005               $14.00       $14.69         812,989
   01/01/2006 to 12/31/2006               $14.69       $15.48         798,266
   01/01/2007 to 12/31/2007               $15.48       $17.49         862,699
   01/01/2008 to 12/31/2008               $17.49       $ 9.68         585,331
   01/01/2009 to 12/31/2009               $ 9.68       $12.34         888,567
   01/01/2010 to 12/31/2010               $12.34       $14.52         935,347
   01/01/2011 to 12/31/2011               $14.52       $14.13         601,374
   01/01/2012 to 12/31/2012               $14.13       $15.59         530,840
   01/01/2013 to 12/31/2013               $15.59       $20.93         528,924

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.94       $12.60        108,071
   01/01/2005 to 12/31/2005               $12.60       $12.52        199,301
   01/01/2006 to 12/31/2006               $12.52       $13.51        181,639
   01/01/2007 to 12/31/2007               $13.51       $14.08        211,644
   01/01/2008 to 12/31/2008               $14.08       $10.62        187,186
   01/01/2009 to 12/31/2009               $10.62       $14.04        462,990
   01/01/2010 to 12/31/2010               $14.04       $15.65        363,535
   01/01/2011 to 12/31/2011               $15.65       $16.94        802,019
   01/01/2012 to 12/31/2012               $16.94       $17.63        499,905
   01/01/2013 to 12/31/2013               $17.63       $16.97        370,452
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.43       $12.43         26,773
   01/01/2005 to 12/31/2005               $12.43       $12.99         73,337
   01/01/2006 to 12/31/2006               $12.99       $14.00         47,760
   01/01/2007 to 12/31/2007               $14.00       $15.83         46,783
   01/01/2008 to 12/31/2008               $15.83       $ 9.90        101,558
   01/01/2009 to 12/31/2009               $ 9.90       $12.10        319,640
   01/01/2010 to 12/31/2010               $12.10       $13.40        285,466
   01/01/2011 to 12/31/2011               $13.40       $13.09        256,621
   01/01/2012 to 12/31/2012               $13.09       $15.06        275,009
   01/01/2013 to 12/31/2013               $15.06       $20.23        302,283
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.19       $15.73         14,573
   01/01/2006 to 12/31/2006               $15.73       $17.66         20,780
   01/01/2007 to 12/31/2007               $17.66       $17.83         60,316
   01/01/2008 to 12/31/2008               $17.83       $10.84         84,121
   01/01/2009 to 12/31/2009               $10.84       $14.79        131,073
   01/01/2010 to 12/31/2010               $14.79       $17.96        245,356
   01/01/2011 to 12/31/2011               $17.96       $17.04        194,504
   01/01/2012 to 12/31/2012               $17.04       $19.82        208,652
   01/01/2013 to 12/31/2013               $19.82       $25.79        167,490
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.88       $ 9.79        118,431
   01/01/2005 to 12/31/2005               $ 9.79       $ 9.88        216,620
   01/01/2006 to 12/31/2006               $ 9.88       $10.15        506,428
   01/01/2007 to 12/31/2007               $10.15       $10.46        811,956
   01/01/2008 to 12/31/2008               $10.46       $10.54      4,924,789
   01/01/2009 to 12/31/2009               $10.54       $10.38      6,589,463
   01/01/2010 to 12/31/2010               $10.38       $10.20      3,952,695
   01/01/2011 to 12/31/2011               $10.20       $10.02      3,134,616
   01/01/2012 to 12/31/2012               $10.02       $ 9.85      2,455,891
   01/01/2013 to 12/31/2013               $ 9.85       $ 9.67      1,802,602

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.37       $16.13        173,241
   01/01/2005 to 12/31/2005               $16.13       $17.76        272,421
   01/01/2006 to 12/31/2006               $17.76       $19.33        290,142
   01/01/2007 to 12/31/2007               $19.33       $19.59        243,039
   01/01/2008 to 12/31/2008               $19.59       $11.11        126,789
   01/01/2009 to 12/31/2009               $11.11       $15.36        175,659
   01/01/2010 to 12/31/2010               $15.36       $18.62        179,576
   01/01/2011 to 12/31/2011               $18.62       $17.84        124,275
   01/01/2012 to 12/31/2012               $17.84       $20.53        124,963
   01/01/2013 to 12/31/2013               $20.53       $28.65        168,627
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.07       $15.52         76,284
   01/01/2006 to 12/31/2006               $15.52       $17.39        176,082
   01/01/2007 to 12/31/2007               $17.39       $20.88        230,717
   01/01/2008 to 12/31/2008               $20.88       $11.65        166,699
   01/01/2009 to 12/31/2009               $11.65       $14.86        194,357
   01/01/2010 to 12/31/2010               $14.86       $18.79        265,825
   01/01/2011 to 12/31/2011               $18.79       $18.77        159,187
   01/01/2012 to 12/31/2012               $18.77       $20.73        170,702
   01/01/2013 to 12/31/2013               $20.73       $27.01        217,953
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.09       $15.15         35,100
   01/01/2005 to 12/31/2005               $15.15       $14.94         20,632
   01/01/2006 to 12/31/2006               $14.94       $15.81         17,749
   01/01/2007 to 12/31/2007               $15.81       $18.44         40,312
   01/01/2008 to 12/31/2008               $18.44       $10.41         40,300
   01/01/2009 to 12/31/2009               $10.41       $12.54         83,604
   01/01/2010 to 12/31/2010               $12.54       $14.82        106,919
   01/01/2011 to 04/29/2011               $14.82       $16.61              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.23       $10.26        295,271
   01/01/2005 to 12/31/2005               $10.26       $10.25        608,617
   01/01/2006 to 12/31/2006               $10.25       $10.45        538,026
   01/01/2007 to 12/31/2007               $10.45       $10.97        540,038
   01/01/2008 to 12/31/2008               $10.97       $10.90        712,342
   01/01/2009 to 12/31/2009               $10.90       $11.80      1,339,103
   01/01/2010 to 12/31/2010               $11.80       $12.05      1,296,102
   01/01/2011 to 12/31/2011               $12.05       $12.10      1,090,180
   01/01/2012 to 12/31/2012               $12.10       $12.45        906,164
   01/01/2013 to 12/31/2013               $12.45       $11.96        703,101

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.52       $10.85        356,784
   01/01/2005 to 12/31/2005               $10.85       $10.93        221,858
   01/01/2006 to 12/31/2006               $10.93       $11.14        413,360
   01/01/2007 to 12/31/2007               $11.14       $11.85        627,158
   01/01/2008 to 12/31/2008               $11.85       $11.38      1,923,586
   01/01/2009 to 12/31/2009               $11.38       $13.03      6,477,063
   01/01/2010 to 12/31/2010               $13.03       $13.79      5,823,131
   01/01/2011 to 12/31/2011               $13.79       $13.98      4,380,484
   01/01/2012 to 12/31/2012               $13.98       $15.02      4,925,654
   01/01/2013 to 12/31/2013               $15.02       $14.48      3,565,817
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         40,555
   01/01/2006 to 12/31/2006               $10.04       $10.65        135,242
   01/01/2007 to 12/31/2007               $10.65       $11.37        254,722
   01/01/2008 to 12/31/2008               $11.37       $ 9.00      5,689,527
   01/01/2009 to 12/31/2009               $ 9.00       $10.61      8,876,053
   01/01/2010 to 12/31/2010               $10.61       $11.52      8,285,111
   01/01/2011 to 12/31/2011               $11.52       $11.44      9,292,075
   01/01/2012 to 12/31/2012               $11.44       $12.40      7,824,702
   01/01/2013 to 12/31/2013               $12.40       $13.31      6,555,353
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.53       $12.37         40,854
   01/01/2005 to 12/31/2005               $12.37       $12.33         59,333
   01/01/2006 to 12/31/2006               $12.33       $13.64         47,796
   01/01/2007 to 12/31/2007               $13.64       $14.36         54,847
   01/01/2008 to 12/31/2008               $14.36       $ 9.17         68,880
   01/01/2009 to 12/31/2009               $ 9.17       $12.07        124,179
   01/01/2010 to 12/31/2010               $12.07       $16.17        260,929
   01/01/2011 to 12/31/2011               $16.17       $15.74        118,967
   01/01/2012 to 12/31/2012               $15.74       $17.34        165,254
   01/01/2013 to 12/31/2013               $17.34       $23.03        236,534
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.45       $15.39        141,679
   01/01/2005 to 12/31/2005               $15.39       $16.13        223,774
   01/01/2006 to 12/31/2006               $16.13       $19.02        223,604
   01/01/2007 to 12/31/2007               $19.02       $17.64        267,468
   01/01/2008 to 12/31/2008               $17.64       $12.18        207,810
   01/01/2009 to 12/31/2009               $12.18       $15.20        346,090
   01/01/2010 to 12/31/2010               $15.20       $18.81        370,330
   01/01/2011 to 12/31/2011               $18.81       $17.38        308,621
   01/01/2012 to 12/31/2012               $17.38       $20.17        230,213
   01/01/2013 to 12/31/2013               $20.17       $27.23        221,981

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.71       $14.23         51,451
   01/01/2005 to 12/31/2005               $14.23       $14.75         86,022
   01/01/2006 to 12/31/2006               $14.75       $17.58        156,441
   01/01/2007 to 12/31/2007               $17.58       $16.66        180,532
   01/01/2008 to 12/31/2008               $16.66       $ 9.51        162,150
   01/01/2009 to 12/31/2009               $ 9.51       $11.57        232,439
   01/01/2010 to 12/31/2010               $11.57       $12.87        263,882
   01/01/2011 to 12/31/2011               $12.87       $12.44        209,831
   01/01/2012 to 12/31/2012               $12.44       $14.33        234,409
   01/01/2013 to 12/31/2013               $14.33       $18.26        259,454
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.35       $11.80          7,799
   01/01/2005 to 12/31/2005               $11.80       $13.49         17,972
   01/01/2006 to 12/31/2006               $13.49       $14.01        116,955
   01/01/2007 to 12/31/2007               $14.01       $14.89        215,380
   01/01/2008 to 12/31/2008               $14.89       $ 8.70        366,989
   01/01/2009 to 12/31/2009               $ 8.70       $13.11        634,431
   01/01/2010 to 12/31/2010               $13.11       $14.91        621,392
   01/01/2011 to 12/31/2011               $14.91       $14.40        510,390
   01/01/2012 to 12/31/2012               $14.40       $16.64        618,330
   01/01/2013 to 12/31/2013               $16.64       $23.54        659,574
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.44       $12.21        103,452
   01/01/2005 to 12/31/2005               $12.21       $11.46        159,623
   01/01/2006 to 12/31/2006               $11.46       $11.96        177,938
   01/01/2007 to 12/31/2007               $11.96       $12.89        186,574
   01/01/2008 to 12/31/2008               $12.89       $12.35        196,898
   01/01/2009 to 12/31/2009               $12.35       $13.61        510,891
   01/01/2010 to 12/31/2010               $13.61       $14.14        404,389
   01/01/2011 to 12/31/2011               $14.14       $14.46        331,623
   01/01/2012 to 12/31/2012               $14.46       $14.95        336,636
   01/01/2013 to 12/31/2013               $14.95       $14.14        282,751
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98         50,212
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.29        827,581
   01/01/2009 to 12/31/2009               $ 9.29       $10.19      1,709,734
   01/01/2010 to 12/31/2010               $10.19       $10.79      1,705,804
   01/01/2011 to 12/31/2011               $10.79       $11.24      1,440,916
   01/01/2012 to 12/31/2012               $11.24       $11.92      1,487,081
   01/01/2013 to 12/31/2013               $11.92       $11.53      1,542,429
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.45       $12.24          7,296
   01/01/2005 to 12/31/2005               $12.24       $13.95         18,651
   01/01/2006 to 12/31/2006               $13.95       $16.88         35,398
   01/01/2007 to 12/31/2007               $16.88       $19.07         42,612
   01/01/2008 to 12/31/2008               $19.07       $10.96         34,306
   01/01/2009 to 12/31/2009               $10.96       $12.49         38,920
   01/01/2010 to 07/16/2010               $12.49       $11.86              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.23       $13.93           263
   01/01/2005 to 12/31/2005               $13.93       $14.22           843
   01/01/2006 to 12/31/2006               $14.22       $14.81         3,508
   01/01/2007 to 12/31/2007               $14.81       $16.29         6,353
   01/01/2008 to 12/31/2008               $16.29       $11.65         5,197
   01/01/2009 to 12/31/2009               $11.65       $16.48        23,777
   01/01/2010 to 07/16/2010               $16.48       $15.39             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.87       $14.35        30,964
   01/01/2011 to 12/31/2011               $14.35       $12.30        35,489
   01/01/2012 to 12/31/2012               $12.30       $13.73        36,307
   01/01/2013 to 12/31/2013               $13.73       $16.18        19,432
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.39       $19.40        31,133
   01/01/2011 to 12/31/2011               $19.40       $18.04        33,795
   01/01/2012 to 12/31/2012               $18.04       $21.40        31,280
   01/01/2013 to 12/31/2013               $21.40       $29.48        18,601



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (1.85%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         632,270
   01/01/2006 to 12/31/2006               $10.02       $10.99       9,962,604
   01/01/2007 to 12/31/2007               $10.99       $11.78      16,220,177
   01/01/2008 to 12/31/2008               $11.78       $ 7.88      12,996,745
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.62      14,794,354
   01/01/2010 to 12/31/2010               $ 9.62       $10.57      15,127,648
   01/01/2011 to 12/31/2011               $10.57       $10.10      11,901,852
   01/01/2012 to 12/31/2012               $10.10       $11.16      11,108,019
   01/01/2013 to 12/31/2013               $11.16       $12.04       7,943,759
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $12.02       $12.14           4,120
   01/01/2006 to 12/31/2006               $12.14       $13.92           3,978
   01/01/2007 to 12/31/2007               $13.92       $13.65           3,897
   01/01/2008 to 12/31/2008               $13.65       $ 8.74         122,348
   01/01/2009 to 12/31/2009               $ 8.74       $10.10         247,261
   01/01/2010 to 12/31/2010               $10.10       $11.29         302,795
   01/01/2011 to 12/31/2011               $11.29       $11.48         237,700
   01/01/2012 to 05/04/2012               $11.48       $12.46               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         145,870
   01/01/2006 to 12/31/2006               $10.03       $10.88       2,070,288
   01/01/2007 to 12/31/2007               $10.88       $11.65       4,016,213
   01/01/2008 to 12/31/2008               $11.65       $ 8.15       3,952,675
   01/01/2009 to 12/31/2009               $ 8.15       $ 9.86       6,209,054
   01/01/2010 to 12/31/2010               $ 9.86       $10.87       7,706,029
   01/01/2011 to 12/31/2011               $10.87       $10.54       5,222,464
   01/01/2012 to 12/31/2012               $10.54       $11.64       5,167,344
   01/01/2013 to 12/31/2013               $11.64       $13.44       3,533,050

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.29        139,636
   01/01/2009 to 12/31/2009               $11.29       $11.04        150,751
   01/01/2010 to 12/31/2010               $11.04       $11.85        105,498
   01/01/2011 to 12/31/2011               $11.85       $12.38         76,725
   01/01/2012 to 12/31/2012               $12.38       $12.52         62,293
   01/01/2013 to 12/31/2013               $12.52       $12.25         36,184
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.37         32,285
   01/01/2010 to 12/31/2010               $ 9.37       $10.17        357,124
   01/01/2011 to 12/31/2011               $10.17       $10.95      1,427,905
   01/01/2012 to 12/31/2012               $10.95       $11.19        553,345
   01/01/2013 to 12/31/2013               $11.19       $10.91        174,020
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.76      1,565,600
   01/01/2011 to 12/31/2011               $10.76       $11.76      3,379,253
   01/01/2012 to 12/31/2012               $11.76       $12.14      1,552,019
   01/01/2013 to 12/31/2013               $12.14       $11.67        314,167
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.03        103,116
   01/01/2009 to 12/31/2009               $12.03       $11.09        110,416
   01/01/2010 to 12/31/2010               $11.09       $12.10         73,860
   01/01/2011 to 12/31/2011               $12.10       $13.49      4,655,561
   01/01/2012 to 12/31/2012               $13.49       $14.00      2,865,223
   01/01/2013 to 12/31/2013               $14.00       $13.31        846,912
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.10         72,068
   01/01/2009 to 12/31/2009               $12.10       $10.96         58,861
   01/01/2010 to 12/31/2010               $10.96       $11.98         56,178
   01/01/2011 to 12/31/2011               $11.98       $13.64         15,267
   01/01/2012 to 12/31/2012               $13.64       $14.17      1,235,635
   01/01/2013 to 12/31/2013               $14.17       $13.23        515,575
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.78          4,316
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.64        440,131
   01/01/2011 to 12/31/2011               $ 9.64       $11.23         72,154
   01/01/2012 to 12/31/2012               $11.23       $11.72         16,821
   01/01/2013 to 12/31/2013               $11.72       $10.75      2,336,108
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.00        453,795
   01/01/2011 to 12/31/2011               $11.00       $12.99      5,310,943
   01/01/2012 to 12/31/2012               $12.99       $13.62      2,079,498
   01/01/2013 to 12/31/2013               $13.62       $12.43        252,178

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.01       2,646,536
   01/01/2012 to 12/31/2012               $12.01       $12.48       3,217,282
   01/01/2013 to 12/31/2013               $12.48       $11.06         288,484
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.39       1,214,423
   01/01/2013 to 12/31/2013               $10.39       $ 9.16       4,560,276
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.75       4,004,611
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         771,103
   01/01/2006 to 12/31/2006               $10.01       $11.16      12,113,231
   01/01/2007 to 12/31/2007               $11.16       $12.02      21,325,649
   01/01/2008 to 12/31/2008               $12.02       $ 7.68      16,684,596
   01/01/2009 to 12/31/2009               $ 7.68       $ 9.44      18,658,604
   01/01/2010 to 12/31/2010               $ 9.44       $10.51      18,715,333
   01/01/2011 to 12/31/2011               $10.51       $10.06      14,835,810
   01/01/2012 to 12/31/2012               $10.06       $11.23      14,385,673
   01/01/2013 to 12/31/2013               $11.23       $13.53      11,901,592
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.16       $15.99           2,473
   01/01/2006 to 12/31/2006               $15.99       $21.46           2,781
   01/01/2007 to 12/31/2007               $21.46       $16.86           5,665
   01/01/2008 to 12/31/2008               $16.86       $10.75          15,771
   01/01/2009 to 12/31/2009               $10.75       $13.92          23,630
   01/01/2010 to 12/31/2010               $13.92       $17.58          59,296
   01/01/2011 to 12/31/2011               $17.58       $18.39          26,201
   01/01/2012 to 12/31/2012               $18.39       $20.82          45,742
   01/01/2013 to 12/31/2013               $20.82       $21.08          48,382
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.55       $12.74          12,031
   01/01/2005 to 12/31/2005               $12.74       $13.69         639,438
   01/01/2006 to 12/31/2006               $13.69       $15.17         537,848
   01/01/2007 to 12/31/2007               $15.17       $16.55         523,720
   01/01/2008 to 12/31/2008               $16.55       $ 9.08         561,110
   01/01/2009 to 12/31/2009               $ 9.08       $11.83         553,070
   01/01/2010 to 12/31/2010               $11.83       $15.39         518,785
   01/01/2011 to 12/31/2011               $15.39       $13.12         452,643
   01/01/2012 to 12/31/2012               $13.12       $15.46         393,728
   01/01/2013 to 12/31/2013               $15.46       $21.37         144,315

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.64       $11.59         53,860
   01/01/2005 to 12/31/2005               $11.59       $11.92      3,347,899
   01/01/2006 to 12/31/2006               $11.92       $13.72      2,337,469
   01/01/2007 to 12/31/2007               $13.72       $14.16      2,180,857
   01/01/2008 to 12/31/2008               $14.16       $ 8.24      2,255,764
   01/01/2009 to 12/31/2009               $ 8.24       $ 9.64      2,254,807
   01/01/2010 to 12/31/2010               $ 9.64       $10.68      2,137,260
   01/01/2011 to 12/31/2011               $10.68       $ 9.91      1,953,170
   01/01/2012 to 12/31/2012               $ 9.91       $11.63      1,642,179
   01/01/2013 to 12/31/2013               $11.63       $15.25        295,405
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.51       $12.01         10,211
   01/01/2005 to 12/31/2005               $12.01       $12.35        440,457
   01/01/2006 to 12/31/2006               $12.35       $12.88        331,810
   01/01/2007 to 12/31/2007               $12.88       $15.09        258,692
   01/01/2008 to 12/31/2008               $15.09       $ 8.77        253,032
   01/01/2009 to 12/31/2009               $ 8.77       $13.52        280,569
   01/01/2010 to 12/31/2010               $13.52       $15.90        242,511
   01/01/2011 to 12/31/2011               $15.90       $15.14        195,175
   01/01/2012 to 12/31/2012               $15.14       $17.77        170,226
   01/01/2013 to 12/31/2013               $17.77       $23.06         54,755
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.62       $13.26         11,309
   01/01/2006 to 12/31/2006               $13.26       $15.84         35,936
   01/01/2007 to 12/31/2007               $15.84       $15.73         36,830
   01/01/2008 to 12/31/2008               $15.73       $ 9.68         83,163
   01/01/2009 to 12/31/2009               $ 9.68       $11.23        136,919
   01/01/2010 to 12/31/2010               $11.23       $12.40        171,930
   01/01/2011 to 12/31/2011               $12.40       $12.11        139,136
   01/01/2012 to 12/31/2012               $12.11       $13.48        138,208
   01/01/2013 to 12/31/2013               $13.48       $17.81        131,938
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.56       $12.03         38,033
   01/01/2005 to 12/31/2005               $12.03       $13.77      1,603,783
   01/01/2006 to 12/31/2006               $13.77       $16.35      1,208,328
   01/01/2007 to 12/31/2007               $16.35       $19.10      1,092,394
   01/01/2008 to 12/31/2008               $19.10       $ 9.33      1,229,543
   01/01/2009 to 12/31/2009               $ 9.33       $12.39      1,161,321
   01/01/2010 to 12/31/2010               $12.39       $13.92      1,089,969
   01/01/2011 to 12/31/2011               $13.92       $11.90      1,027,651
   01/01/2012 to 12/31/2012               $11.90       $14.06        880,186
   01/01/2013 to 12/31/2013               $14.06       $16.43        242,847

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.81          6,010
   01/01/2005 to 12/31/2005               $12.81       $14.29         42,483
   01/01/2006 to 12/31/2006               $14.29       $17.88        150,532
   01/01/2007 to 12/31/2007               $17.88       $20.68        255,014
   01/01/2008 to 12/31/2008               $20.68       $11.36        244,203
   01/01/2009 to 12/31/2009               $11.36       $14.55        259,924
   01/01/2010 to 12/31/2010               $14.55       $15.87        262,760
   01/01/2011 to 12/31/2011               $15.87       $13.62        228,014
   01/01/2012 to 12/31/2012               $13.62       $15.60        225,732
   01/01/2013 to 12/31/2013               $15.60       $18.29        187,217
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $10.81       $12.42          1,120
   01/01/2005 to 12/31/2005               $12.42       $13.54         98,785
   01/01/2006 to 12/31/2006               $13.54       $16.31         80,255
   01/01/2007 to 12/31/2007               $16.31       $17.52         68,071
   01/01/2008 to 12/31/2008               $17.52       $10.08         65,599
   01/01/2009 to 12/31/2009               $10.08       $13.45        109,013
   01/01/2010 to 12/31/2010               $13.45       $14.14        107,431
   01/01/2011 to 12/31/2011               $14.14       $12.61         79,386
   01/01/2012 to 12/31/2012               $12.61       $15.09         66,422
   01/01/2013 to 12/31/2013               $15.09       $17.09         26,306
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.45       $11.84          9,024
   01/01/2005 to 12/31/2005               $11.84       $12.37        141,734
   01/01/2006 to 12/31/2006               $12.37       $14.39        448,258
   01/01/2007 to 12/31/2007               $14.39       $13.70        800,178
   01/01/2008 to 12/31/2008               $13.70       $ 7.87        773,994
   01/01/2009 to 12/31/2009               $ 7.87       $ 9.22        746,645
   01/01/2010 to 12/31/2010               $ 9.22       $10.24        718,321
   01/01/2011 to 12/31/2011               $10.24       $ 9.63        631,842
   01/01/2012 to 12/31/2012               $ 9.63       $11.05        613,446
   01/01/2013 to 12/31/2013               $11.05       $15.17        478,199
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.31       $11.70         73,444
   01/01/2005 to 12/31/2005               $11.70       $12.27      3,268,031
   01/01/2006 to 12/31/2006               $12.27       $12.91      2,922,147
   01/01/2007 to 12/31/2007               $12.91       $14.57      2,860,552
   01/01/2008 to 12/31/2008               $14.57       $ 8.06      2,818,068
   01/01/2009 to 12/31/2009               $ 8.06       $10.26      2,845,484
   01/01/2010 to 12/31/2010               $10.26       $12.06      2,609,411
   01/01/2011 to 12/31/2011               $12.06       $11.73      2,214,643
   01/01/2012 to 12/31/2012               $11.73       $12.93      1,955,243
   01/01/2013 to 12/31/2013               $12.93       $17.33        662,422

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $10.41       $10.97        14,516
   01/01/2005 to 12/31/2005               $10.97       $10.89       884,804
   01/01/2006 to 12/31/2006               $10.89       $11.74       663,404
   01/01/2007 to 12/31/2007               $11.74       $12.22       592,594
   01/01/2008 to 12/31/2008               $12.22       $ 9.21       453,144
   01/01/2009 to 12/31/2009               $ 9.21       $12.16       456,888
   01/01/2010 to 12/31/2010               $12.16       $13.54       401,901
   01/01/2011 to 12/31/2011               $13.54       $14.64       325,417
   01/01/2012 to 12/31/2012               $14.64       $15.22       287,463
   01/01/2013 to 12/31/2013               $15.22       $14.64        46,708
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.21       $11.09         4,350
   01/01/2005 to 12/31/2005               $11.09       $11.58       296,619
   01/01/2006 to 12/31/2006               $11.58       $12.46       186,528
   01/01/2007 to 12/31/2007               $12.46       $14.08       167,347
   01/01/2008 to 12/31/2008               $14.08       $ 8.80       258,377
   01/01/2009 to 12/31/2009               $ 8.80       $10.74       358,825
   01/01/2010 to 12/31/2010               $10.74       $11.89       359,591
   01/01/2011 to 12/31/2011               $11.89       $11.60       331,705
   01/01/2012 to 12/31/2012               $11.60       $13.33       336,214
   01/01/2013 to 12/31/2013               $13.33       $17.88       221,691
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.21       $12.63         9,584
   01/01/2006 to 12/31/2006               $12.63       $14.16        26,533
   01/01/2007 to 12/31/2007               $14.16       $14.28        39,015
   01/01/2008 to 12/31/2008               $14.28       $ 8.67        47,005
   01/01/2009 to 12/31/2009               $ 8.67       $11.82        59,964
   01/01/2010 to 12/31/2010               $11.82       $14.35       114,238
   01/01/2011 to 12/31/2011               $14.35       $13.59        60,443
   01/01/2012 to 12/31/2012               $13.59       $15.80        67,697
   01/01/2013 to 12/31/2013               $15.80       $20.53        44,851
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.87         6,752
   01/01/2005 to 12/31/2005               $ 9.87       $ 9.95        83,526
   01/01/2006 to 12/31/2006               $ 9.95       $10.21       109,931
   01/01/2007 to 12/31/2007               $10.21       $10.52       119,089
   01/01/2008 to 12/31/2008               $10.52       $10.58       200,515
   01/01/2009 to 12/31/2009               $10.58       $10.41       375,004
   01/01/2010 to 12/31/2010               $10.41       $10.22       374,873
   01/01/2011 to 12/31/2011               $10.22       $10.03       339,040
   01/01/2012 to 12/31/2012               $10.03       $ 9.85       199,920
   01/01/2013 to 12/31/2013               $ 9.85       $ 9.67       115,269

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.85       $13.08         22,361
   01/01/2005 to 12/31/2005               $13.08       $14.39        608,612
   01/01/2006 to 12/31/2006               $14.39       $15.64        436,264
   01/01/2007 to 12/31/2007               $15.64       $15.84        396,454
   01/01/2008 to 12/31/2008               $15.84       $ 8.97        400,349
   01/01/2009 to 12/31/2009               $ 8.97       $12.39        355,454
   01/01/2010 to 12/31/2010               $12.39       $15.01        340,623
   01/01/2011 to 12/31/2011               $15.01       $14.37        266,534
   01/01/2012 to 12/31/2012               $14.37       $16.51        231,581
   01/01/2013 to 12/31/2013               $16.51       $23.02         56,323
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.93       $13.14         12,072
   01/01/2006 to 12/31/2006               $13.14       $14.71         23,205
   01/01/2007 to 12/31/2007               $14.71       $17.65         35,290
   01/01/2008 to 12/31/2008               $17.65       $ 9.84         41,621
   01/01/2009 to 12/31/2009               $ 9.84       $12.54        102,977
   01/01/2010 to 12/31/2010               $12.54       $15.83        112,678
   01/01/2011 to 12/31/2011               $15.83       $15.80         85,626
   01/01/2012 to 12/31/2012               $15.80       $17.43         82,714
   01/01/2013 to 12/31/2013               $17.43       $22.69        519,074
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $10.35       $11.12          3,898
   01/01/2005 to 12/31/2005               $11.12       $10.95         17,304
   01/01/2006 to 12/31/2006               $10.95       $11.59          3,098
   01/01/2007 to 12/31/2007               $11.59       $13.50          3,394
   01/01/2008 to 12/31/2008               $13.50       $ 7.61          3,347
   01/01/2009 to 12/31/2009               $ 7.61       $ 9.16         29,043
   01/01/2010 to 12/31/2010               $ 9.16       $10.81         31,025
   01/01/2011 to 04/29/2011               $10.81       $12.12              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.02       $10.04         23,826
   01/01/2005 to 12/31/2005               $10.04       $10.01      2,368,077
   01/01/2006 to 12/31/2006               $10.01       $10.21      2,026,224
   01/01/2007 to 12/31/2007               $10.21       $10.70      2,015,366
   01/01/2008 to 12/31/2008               $10.70       $10.62      1,133,364
   01/01/2009 to 12/31/2009               $10.62       $11.49      1,321,221
   01/01/2010 to 12/31/2010               $11.49       $11.71      1,258,106
   01/01/2011 to 12/31/2011               $11.71       $11.75      1,121,766
   01/01/2012 to 12/31/2012               $11.75       $12.08      1,039,350
   01/01/2013 to 12/31/2013               $12.08       $11.60        546,286
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.09       $10.40         35,761
   01/01/2005 to 12/31/2005               $10.40       $10.46        601,069
   01/01/2006 to 12/31/2006               $10.46       $10.65      1,498,469
   01/01/2007 to 12/31/2007               $10.65       $11.32      2,121,472
   01/01/2008 to 12/31/2008               $11.32       $10.86      1,232,896
   01/01/2009 to 12/31/2009               $10.86       $12.42      1,800,202
   01/01/2010 to 12/31/2010               $12.42       $13.14      2,140,005
   01/01/2011 to 12/31/2011               $13.14       $13.30      1,714,104
   01/01/2012 to 12/31/2012               $13.30       $14.27      1,880,647
   01/01/2013 to 12/31/2013               $14.27       $13.75      1,376,603

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         38,691
   01/01/2006 to 12/31/2006               $10.04       $10.63        797,565
   01/01/2007 to 12/31/2007               $10.63       $11.35      2,061,983
   01/01/2008 to 12/31/2008               $11.35       $ 8.97      4,439,897
   01/01/2009 to 12/31/2009               $ 8.97       $10.56      5,249,566
   01/01/2010 to 12/31/2010               $10.56       $11.47      6,387,398
   01/01/2011 to 12/31/2011               $11.47       $11.37      5,312,189
   01/01/2012 to 12/31/2012               $11.37       $12.31      5,409,797
   01/01/2013 to 12/31/2013               $12.31       $13.20      3,379,408
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.40          3,927
   01/01/2005 to 12/31/2005               $ 9.40       $ 9.36         30,283
   01/01/2006 to 12/31/2006               $ 9.36       $10.35        113,301
   01/01/2007 to 12/31/2007               $10.35       $10.88        195,793
   01/01/2008 to 12/31/2008               $10.88       $ 6.94        150,961
   01/01/2009 to 12/31/2009               $ 6.94       $ 9.13        179,179
   01/01/2010 to 12/31/2010               $ 9.13       $12.22        205,878
   01/01/2011 to 12/31/2011               $12.22       $11.88        134,536
   01/01/2012 to 12/31/2012               $11.88       $13.08        129,577
   01/01/2013 to 12/31/2013               $13.08       $17.35         93,745
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $10.68       $12.21         16,803
   01/01/2005 to 12/31/2005               $12.21       $12.78        802,666
   01/01/2006 to 12/31/2006               $12.78       $15.05        664,261
   01/01/2007 to 12/31/2007               $15.05       $13.95        770,243
   01/01/2008 to 12/31/2008               $13.95       $ 9.62        674,415
   01/01/2009 to 12/31/2009               $ 9.62       $11.99        681,633
   01/01/2010 to 12/31/2010               $11.99       $14.83        624,893
   01/01/2011 to 12/31/2011               $14.83       $13.69        542,049
   01/01/2012 to 12/31/2012               $13.69       $15.87        480,770
   01/01/2013 to 12/31/2013               $15.87       $21.40        176,886
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $10.70       $11.96          7,978
   01/01/2005 to 12/31/2005               $11.96       $12.39        107,225
   01/01/2006 to 12/31/2006               $12.39       $14.75        421,727
   01/01/2007 to 12/31/2007               $14.75       $13.96        665,370
   01/01/2008 to 12/31/2008               $13.96       $ 7.96        562,143
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.68        571,935
   01/01/2010 to 12/31/2010               $ 9.68       $10.76        566,616
   01/01/2011 to 12/31/2011               $10.76       $10.38        482,133
   01/01/2012 to 12/31/2012               $10.38       $11.95        467,622
   01/01/2013 to 12/31/2013               $11.95       $15.21        337,245

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.66            941
   01/01/2005 to 12/31/2005               $10.66       $12.18          1,793
   01/01/2006 to 12/31/2006               $12.18       $12.63        466,166
   01/01/2007 to 12/31/2007               $12.63       $13.41        882,598
   01/01/2008 to 12/31/2008               $13.41       $ 7.82        848,452
   01/01/2009 to 12/31/2009               $ 7.82       $11.78        944,726
   01/01/2010 to 12/31/2010               $11.78       $13.39        825,379
   01/01/2011 to 12/31/2011               $13.39       $12.92        683,116
   01/01/2012 to 12/31/2012               $12.92       $14.91        615,360
   01/01/2013 to 12/31/2013               $14.91       $21.07        886,699
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.34       $11.03          9,789
   01/01/2005 to 12/31/2005               $11.03       $10.34        896,088
   01/01/2006 to 12/31/2006               $10.34       $10.79        691,404
   01/01/2007 to 12/31/2007               $10.79       $11.61        577,877
   01/01/2008 to 12/31/2008               $11.61       $11.11        334,497
   01/01/2009 to 12/31/2009               $11.11       $12.23        436,052
   01/01/2010 to 12/31/2010               $12.23       $12.69        433,698
   01/01/2011 to 12/31/2011               $12.69       $12.97        347,478
   01/01/2012 to 12/31/2012               $12.97       $13.40        337,850
   01/01/2013 to 12/31/2013               $13.40       $12.66         40,799
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        446,352
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.28        781,944
   01/01/2009 to 12/31/2009               $ 9.28       $10.17        625,127
   01/01/2010 to 12/31/2010               $10.17       $10.76        759,002
   01/01/2011 to 12/31/2011               $10.76       $11.20        654,564
   01/01/2012 to 12/31/2012               $11.20       $11.85        676,627
   01/01/2013 to 12/31/2013               $11.85       $11.46      1,496,187
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.45       $12.23              0
   01/01/2005 to 12/31/2005               $12.23       $13.92              0
   01/01/2006 to 12/31/2006               $13.92       $16.83             56
   01/01/2007 to 12/31/2007               $16.83       $18.99            996
   01/01/2008 to 12/31/2008               $18.99       $10.91            204
   01/01/2009 to 12/31/2009               $10.91       $12.41         11,436
   01/01/2010 to 07/16/2010               $12.41       $11.78              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $11.00          3,387
   01/01/2005 to 12/31/2005               $11.00       $11.22          3,473
   01/01/2006 to 12/31/2006               $11.22       $11.67          3,528
   01/01/2007 to 12/31/2007               $11.67       $12.83          3,526
   01/01/2008 to 12/31/2008               $12.83       $ 9.16          3,195
   01/01/2009 to 12/31/2009               $ 9.16       $12.95         19,581
   01/01/2010 to 07/16/2010               $12.95       $12.08              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.79       $14.25        13,789
   01/01/2011 to 12/31/2011               $14.25       $12.20         5,474
   01/01/2012 to 12/31/2012               $12.20       $13.61         3,990
   01/01/2013 to 12/31/2013               $13.61       $16.02         4,357
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.08       $15.23        15,629
   01/01/2011 to 12/31/2011               $15.23       $14.14         8,214
   01/01/2012 to 12/31/2012               $14.14       $16.76         6,016
   01/01/2013 to 12/31/2013               $16.76       $23.07         1,858



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH COMBO 5% AND GRO
                                 PLUS (2.00%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006               $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007               $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008               $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009               $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010               $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011               $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012               $10.00       $11.04       6,592,715
   01/01/2013 to 12/31/2013               $11.04       $11.89       4,018,651
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.00       $14.12         238,150
   01/01/2006 to 12/31/2006               $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007               $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008               $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009               $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010               $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011               $13.04       $13.23         289,460
   01/01/2012 to 05/04/2012               $13.23       $14.36               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006               $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007               $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008               $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009               $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010               $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011               $10.79       $10.44       5,182,858
   01/01/2012 to 12/31/2012               $10.44       $11.51       5,035,393
   01/01/2013 to 12/31/2013               $11.51       $13.27       3,262,170

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009               $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010               $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011               $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012               $12.31       $12.42       4,016,057
   01/01/2013 to 12/31/2013               $12.42       $12.14       1,984,193
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010               $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011               $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012               $10.90       $11.12         351,286
   01/01/2013 to 12/31/2013               $11.12       $10.83         158,875
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011               $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012               $11.73       $12.08       1,131,486
   01/01/2013 to 12/31/2013               $12.08       $11.60         198,554
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009               $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010               $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011               $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012               $13.41       $13.90       3,795,635
   01/01/2013 to 12/31/2013               $13.90       $13.19       1,425,957
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009               $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010               $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011               $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012               $13.55       $14.06       3,068,671
   01/01/2013 to 12/31/2013               $14.06       $13.11       1,918,350
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010               $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011               $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012               $11.18       $11.65          52,737
   01/01/2013 to 12/31/2013               $11.65       $10.67       4,576,643
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011               $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012               $12.95       $13.56         495,656
   01/01/2013 to 12/31/2013               $13.56       $12.35             178

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012               $12.00       $12.44       5,525,461
   01/01/2013 to 12/31/2013               $12.44       $11.01         143,428
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.38       3,495,509
   01/01/2013 to 12/31/2013               $10.38       $ 9.13       9,061,699
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.73       5,845,538
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006               $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007               $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008               $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009               $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010               $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011               $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012               $ 9.97       $11.11       8,015,346
   01/01/2013 to 12/31/2013               $11.11       $13.36       5,728,326
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.07       $21.16         199,018
   01/01/2006 to 12/31/2006               $21.16       $28.35         318,743
   01/01/2007 to 12/31/2007               $28.35       $22.24         246,476
   01/01/2008 to 12/31/2008               $22.24       $14.16         171,371
   01/01/2009 to 12/31/2009               $14.16       $18.30         243,592
   01/01/2010 to 12/31/2010               $18.30       $23.08         180,347
   01/01/2011 to 12/31/2011               $23.08       $24.11         145,127
   01/01/2012 to 12/31/2012               $24.11       $27.26         130,983
   01/01/2013 to 12/31/2013               $27.26       $27.55          85,849
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.38       $19.75         562,771
   01/01/2005 to 12/31/2005               $19.75       $21.18         675,625
   01/01/2006 to 12/31/2006               $21.18       $23.44         555,919
   01/01/2007 to 12/31/2007               $23.44       $25.55         471,679
   01/01/2008 to 12/31/2008               $25.55       $14.00         419,386
   01/01/2009 to 12/31/2009               $14.00       $18.20         379,572
   01/01/2010 to 12/31/2010               $18.20       $23.64         289,027
   01/01/2011 to 12/31/2011               $23.64       $20.13         229,446
   01/01/2012 to 12/31/2012               $20.13       $23.68         178,399
   01/01/2013 to 12/31/2013               $23.68       $32.68         125,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005               $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006               $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007               $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008               $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009               $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010               $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011               $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012               $11.73       $13.76        808,644
   01/01/2013 to 12/31/2013               $13.76       $18.01        620,213
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005               $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006               $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007               $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008               $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009               $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010               $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011               $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012               $18.11       $21.23        193,150
   01/01/2013 to 12/31/2013               $21.23       $27.50        156,741
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.63       $15.36        278,563
   01/01/2006 to 12/31/2006               $15.36       $18.32        539,030
   01/01/2007 to 12/31/2007               $18.32       $18.16        417,115
   01/01/2008 to 12/31/2008               $18.16       $11.16        374,851
   01/01/2009 to 12/31/2009               $11.16       $12.93        346,113
   01/01/2010 to 12/31/2010               $12.93       $14.25        297,287
   01/01/2011 to 12/31/2011               $14.25       $13.90        215,671
   01/01/2012 to 12/31/2012               $13.90       $15.45        198,126
   01/01/2013 to 12/31/2013               $15.45       $20.38        115,677
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005               $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006               $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007               $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008               $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009               $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010               $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011               $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012               $14.85       $17.52        418,206
   01/01/2013 to 12/31/2013               $17.52       $20.44        328,105

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005               $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006               $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007               $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008               $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009               $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010               $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011               $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012               $16.03       $18.33        167,981
   01/01/2013 to 12/31/2013               $18.33       $21.46        133,132
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009               $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010               $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011               $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012               $14.25       $15.28        598,595
   01/01/2013 to 12/31/2013               $15.28       $14.50        316,572
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005               $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006               $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007               $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008               $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009               $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010               $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011               $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012               $14.68       $17.54        195,028
   01/01/2013 to 12/31/2013               $17.54       $19.83        136,441
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005               $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006               $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007               $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008               $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009               $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010               $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011               $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012               $10.59       $12.13        291,061
   01/01/2013 to 12/31/2013               $12.13       $16.63        230,382
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005               $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006               $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007               $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008               $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009               $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010               $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011               $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012               $13.81       $15.19        967,575
   01/01/2013 to 12/31/2013               $15.19       $20.34        679,266

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.90       $12.53         904,128
   01/01/2005 to 12/31/2005               $12.53       $12.42       1,672,137
   01/01/2006 to 12/31/2006               $12.42       $13.37       1,365,237
   01/01/2007 to 12/31/2007               $13.37       $13.90       1,124,709
   01/01/2008 to 12/31/2008               $13.90       $10.45         916,727
   01/01/2009 to 12/31/2009               $10.45       $13.79         905,623
   01/01/2010 to 12/31/2010               $13.79       $15.33         647,711
   01/01/2011 to 12/31/2011               $15.33       $16.55         486,011
   01/01/2012 to 12/31/2012               $16.55       $17.18         404,728
   01/01/2013 to 12/31/2013               $17.18       $16.50         306,658
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.40       $12.37         304,760
   01/01/2005 to 12/31/2005               $12.37       $12.89         553,234
   01/01/2006 to 12/31/2006               $12.89       $13.85         418,858
   01/01/2007 to 12/31/2007               $13.85       $15.62         401,782
   01/01/2008 to 12/31/2008               $15.62       $ 9.75         381,401
   01/01/2009 to 12/31/2009               $ 9.75       $11.88         476,807
   01/01/2010 to 12/31/2010               $11.88       $13.13         349,620
   01/01/2011 to 12/31/2011               $13.13       $12.79         256,619
   01/01/2012 to 12/31/2012               $12.79       $14.68         253,826
   01/01/2013 to 12/31/2013               $14.68       $19.66         165,851
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006               $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007               $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008               $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009               $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010               $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011               $17.59       $16.65          81,600
   01/01/2012 to 12/31/2012               $16.65       $19.32          75,966
   01/01/2013 to 12/31/2013               $19.32       $25.07          51,347
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005               $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006               $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007               $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008               $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009               $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010               $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012               $ 9.79       $ 9.60       1,832,190
   01/01/2013 to 12/31/2013               $ 9.60       $ 9.40       1,233,947

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.33       $16.04        937,314
   01/01/2005 to 12/31/2005               $16.04       $17.62      1,232,726
   01/01/2006 to 12/31/2006               $17.62       $19.12        959,021
   01/01/2007 to 12/31/2007               $19.12       $19.33        859,161
   01/01/2008 to 12/31/2008               $19.33       $10.94        649,182
   01/01/2009 to 12/31/2009               $10.94       $15.08        559,513
   01/01/2010 to 12/31/2010               $15.08       $18.24        452,422
   01/01/2011 to 12/31/2011               $18.24       $17.43        306,085
   01/01/2012 to 12/31/2012               $17.43       $20.01        244,921
   01/01/2013 to 12/31/2013               $20.01       $27.85        194,682
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.98       $15.40        330,873
   01/01/2006 to 12/31/2006               $15.40       $17.21        308,969
   01/01/2007 to 12/31/2007               $17.21       $20.61        409,243
   01/01/2008 to 12/31/2008               $20.61       $11.47        217,294
   01/01/2009 to 12/31/2009               $11.47       $14.59        237,239
   01/01/2010 to 12/31/2010               $14.59       $18.40        222,681
   01/01/2011 to 12/31/2011               $18.40       $18.34        164,934
   01/01/2012 to 12/31/2012               $18.34       $20.20        121,447
   01/01/2013 to 12/31/2013               $20.20       $26.25         86,682
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005               $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006               $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007               $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008               $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009               $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010               $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011               $14.51       $16.26              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005               $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006               $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007               $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008               $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009               $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010               $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011               $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012               $11.83       $12.13      1,373,988
   01/01/2013 to 12/31/2013               $12.13       $11.63      1,058,431

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005               $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006               $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007               $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008               $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009               $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010               $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011               $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012               $13.66       $14.64      2,510,555
   01/01/2013 to 12/31/2013               $14.64       $14.08      1,426,831
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006               $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007               $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008               $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009               $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010               $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011               $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012               $11.26       $12.18      4,942,223
   01/01/2013 to 12/31/2013               $12.18       $13.04      3,342,228
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005               $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006               $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007               $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008               $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009               $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010               $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011               $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012               $15.37       $16.90         82,745
   01/01/2013 to 12/31/2013               $16.90       $22.39         87,713
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005               $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006               $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007               $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008               $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009               $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010               $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011               $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012               $16.98       $19.66        305,529
   01/01/2013 to 12/31/2013               $19.66       $26.47        245,931

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005               $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006               $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007               $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008               $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009               $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010               $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011               $12.61       $12.15        247,265
   01/01/2012 to 12/31/2012               $12.15       $13.97        272,127
   01/01/2013 to 12/31/2013               $13.97       $17.75        190,565
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005               $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006               $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007               $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008               $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009               $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010               $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011               $14.61       $14.07        500,066
   01/01/2012 to 12/31/2012               $14.07       $16.21        434,920
   01/01/2013 to 12/31/2013               $16.21       $22.89        359,256
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005               $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006               $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007               $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008               $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009               $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010               $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011               $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012               $14.13       $14.57        400,966
   01/01/2013 to 12/31/2013               $14.57       $13.74        286,204
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009               $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010               $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011               $10.71       $11.13        602,850
   01/01/2012 to 12/31/2012               $11.13       $11.76        540,991
   01/01/2013 to 12/31/2013               $11.76       $11.35        435,041
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005               $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006               $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007               $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008               $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009               $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010               $12.30       $11.66              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.19       $13.86        31,153
   01/01/2005 to 12/31/2005               $13.86       $14.10        31,596
   01/01/2006 to 12/31/2006               $14.10       $14.65        15,185
   01/01/2007 to 12/31/2007               $14.65       $16.08        15,093
   01/01/2008 to 12/31/2008               $16.08       $11.47        26,469
   01/01/2009 to 12/31/2009               $11.47       $16.18        38,725
   01/01/2010 to 07/16/2010               $16.18       $15.09             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011               $14.09       $12.05        75,328
   01/01/2012 to 12/31/2012               $12.05       $13.42        70,838
   01/01/2013 to 12/31/2013               $13.42       $15.77        51,146
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011               $19.00       $17.62        29,311
   01/01/2012 to 12/31/2012               $17.62       $20.85        26,757
   01/01/2013 to 12/31/2013               $20.85       $28.66        31,903



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.05%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010               $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011               $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012               $12.78       $14.09      4,578,694
   01/01/2013 to 12/31/2013               $14.09       $15.17      4,010,416
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010               $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011               $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012               $14.10       $15.30              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010               $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011               $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012               $12.82       $14.12      5,738,680
   01/01/2013 to 12/31/2013               $14.12       $16.27      5,800,649
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.99              0
   01/01/2010 to 12/31/2010               $ 9.99       $10.70              0
   01/01/2011 to 12/31/2011               $10.70       $11.16              0
   01/01/2012 to 12/31/2012               $11.16       $11.26              0
   01/01/2013 to 12/31/2013               $11.26       $10.99              0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.61             47
   01/01/2010 to 12/31/2010               $ 9.61       $10.41            440
   01/01/2011 to 12/31/2011               $10.41       $11.18            512
   01/01/2012 to 12/31/2012               $11.18       $11.41            452
   01/01/2013 to 12/31/2013               $11.41       $11.09            512

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74              0
   01/01/2011 to 12/31/2011               $10.74       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.06              0
   01/01/2013 to 12/31/2013               $12.06       $11.57              0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.68              0
   01/01/2010 to 12/31/2010               $ 9.68       $10.54              0
   01/01/2011 to 12/31/2011               $10.54       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.14              0
   01/01/2013 to 12/31/2013               $12.14       $11.52              0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.58              0
   01/01/2010 to 12/31/2010               $ 9.58       $10.45              0
   01/01/2011 to 12/31/2011               $10.45       $11.87              0
   01/01/2012 to 12/31/2012               $11.87       $12.30              0
   01/01/2013 to 12/31/2013               $12.30       $11.47              0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010               $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011               $10.14       $11.78              0
   01/01/2012 to 12/31/2012               $11.78       $12.27              0
   01/01/2013 to 12/31/2013               $12.27       $11.24              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.98              0
   01/01/2011 to 12/31/2011               $10.98       $12.94              0
   01/01/2012 to 12/31/2012               $12.94       $13.53              0
   01/01/2013 to 12/31/2013               $13.53       $12.33              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.99              0
   01/01/2012 to 12/31/2012               $11.99       $12.43              0
   01/01/2013 to 12/31/2013               $12.43       $10.99              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.37              0
   01/01/2013 to 12/31/2013               $10.37       $ 9.12              0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.73              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010               $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011               $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012               $13.07       $14.56      4,089,027
   01/01/2013 to 12/31/2013               $14.56       $17.49      4,672,956

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.51        72,498
   01/01/2010 to 12/31/2010               $14.51       $18.29       140,193
   01/01/2011 to 12/31/2011               $18.29       $19.10       108,337
   01/01/2012 to 12/31/2012               $19.10       $21.58       141,232
   01/01/2013 to 12/31/2013               $21.58       $21.80       139,424
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.99       103,365
   01/01/2010 to 12/31/2010               $12.99       $16.86       159,307
   01/01/2011 to 12/31/2011               $16.86       $14.35       162,590
   01/01/2012 to 12/31/2012               $14.35       $16.87       185,037
   01/01/2013 to 12/31/2013               $16.87       $23.27       203,932
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.21       151,621
   01/01/2010 to 12/31/2010               $12.21       $13.50       217,261
   01/01/2011 to 12/31/2011               $13.50       $12.49       168,738
   01/01/2012 to 12/31/2012               $12.49       $14.64       193,616
   01/01/2013 to 12/31/2013               $14.64       $19.15       219,256
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.49       286,175
   01/01/2010 to 12/31/2010               $13.49       $15.83       479,051
   01/01/2011 to 12/31/2011               $15.83       $15.04       315,046
   01/01/2012 to 12/31/2012               $15.04       $17.62       365,162
   01/01/2013 to 12/31/2013               $17.62       $22.82       408,372
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.76       119,144
   01/01/2010 to 12/31/2010               $12.76       $14.05       170,995
   01/01/2011 to 12/31/2011               $14.05       $13.70       142,576
   01/01/2012 to 12/31/2012               $13.70       $15.21       165,128
   01/01/2013 to 12/31/2013               $15.21       $20.06       170,934
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.27       114,610
   01/01/2010 to 12/31/2010               $13.27       $14.89       190,802
   01/01/2011 to 12/31/2011               $14.89       $12.70       126,232
   01/01/2012 to 12/31/2012               $12.70       $14.97       138,669
   01/01/2013 to 12/31/2013               $14.97       $17.46       193,582

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.10          88,177
   01/01/2010 to 12/31/2010               $13.10       $14.26         144,510
   01/01/2011 to 12/31/2011               $14.26       $12.21         113,957
   01/01/2012 to 12/31/2012               $12.21       $13.96         132,810
   01/01/2013 to 12/31/2013               $13.96       $16.33         141,111
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010               $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011               $11.77       $12.97      14,508,528
   01/01/2012 to 12/31/2012               $12.97       $13.90       5,830,488
   01/01/2013 to 12/31/2013               $13.90       $13.18       1,541,523
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010               $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011               $14.27       $12.70         244,121
   01/01/2012 to 12/31/2012               $12.70       $15.16         272,580
   01/01/2013 to 12/31/2013               $15.16       $17.13         294,019
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.73          35,867
   01/01/2010 to 12/31/2010               $12.73       $14.12          62,582
   01/01/2011 to 12/31/2011               $14.12       $13.25          48,285
   01/01/2012 to 12/31/2012               $13.25       $15.17          61,639
   01/01/2013 to 12/31/2013               $15.17       $20.78         148,729
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.72         159,504
   01/01/2010 to 12/31/2010               $12.72       $14.92         248,348
   01/01/2011 to 12/31/2011               $14.92       $14.48         196,229
   01/01/2012 to 12/31/2012               $14.48       $15.92         216,704
   01/01/2013 to 12/31/2013               $15.92       $21.30         203,484
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.09         114,616
   01/01/2010 to 12/31/2010               $12.09       $13.43         148,549
   01/01/2011 to 12/31/2011               $13.43       $14.49         269,475
   01/01/2012 to 12/31/2012               $14.49       $15.03         320,082
   01/01/2013 to 12/31/2013               $15.03       $14.43         304,071
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.15         116,402
   01/01/2010 to 12/31/2010               $12.15       $13.43         164,734
   01/01/2011 to 12/31/2011               $13.43       $13.07         109,155
   01/01/2012 to 12/31/2012               $13.07       $14.99         145,038
   01/01/2013 to 12/31/2013               $14.99       $20.08         191,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010               $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011               $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012               $15.15       $17.57        108,339
   01/01/2013 to 12/31/2013               $17.57       $22.79        111,886
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010               $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012               $ 9.47       $ 9.28      1,146,782
   01/01/2013 to 12/31/2013               $ 9.28       $ 9.09        638,166
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010               $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011               $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012               $15.84       $18.18        116,165
   01/01/2013 to 12/31/2013               $18.18       $25.28        181,175
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010               $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011               $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012               $15.52       $17.09        154,034
   01/01/2013 to 12/31/2013               $17.09       $22.20        154,636
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010               $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011               $14.22       $15.93              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010               $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011               $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012               $10.69       $10.96        572,206
   01/01/2013 to 12/31/2013               $10.96       $10.50        549,963
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010               $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011               $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012               $11.79       $12.62      4,344,963
   01/01/2013 to 12/31/2013               $12.62       $12.13      4,224,268

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010               $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011               $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012               $12.44       $13.45      5,373,438
   01/01/2013 to 12/31/2013               $13.45       $14.38      4,701,893
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010               $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011               $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012               $17.03       $18.71        129,175
   01/01/2013 to 12/31/2013               $18.71       $24.77        185,650
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010               $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011               $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012               $14.71       $17.03         91,160
   01/01/2013 to 12/31/2013               $17.03       $22.92        111,866
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010               $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011               $14.32       $13.79        100,188
   01/01/2012 to 12/31/2012               $13.79       $15.84        159,373
   01/01/2013 to 12/31/2013               $15.84       $20.12        234,450
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010               $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011               $14.93       $14.38        391,513
   01/01/2012 to 12/31/2012               $14.38       $16.56        455,410
   01/01/2013 to 12/31/2013               $16.56       $23.36        510,993
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010               $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011               $11.50       $11.73        303,906
   01/01/2012 to 12/31/2012               $11.73       $12.09        346,069
   01/01/2013 to 12/31/2013               $12.09       $11.40        329,380
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010               $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011               $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012               $11.80       $12.46      1,119,758
   01/01/2013 to 12/31/2013               $12.46       $12.03      1,074,695

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.74        15,269
   01/01/2010 to 07/16/2010               $12.74       $12.08             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.84         7,056
   01/01/2010 to 07/16/2010               $12.84       $11.97             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011               $14.59       $12.46        18,690
   01/01/2012 to 12/31/2012               $12.46       $13.88        16,680
   01/01/2013 to 12/31/2013               $13.88       $16.31        17,582
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011               $15.07       $13.97         7,751
   01/01/2012 to 12/31/2012               $13.97       $16.52         7,348
   01/01/2013 to 12/31/2013               $16.52       $22.70         7,439



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.10%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         42,785
   01/01/2006 to 12/31/2006               $10.01       $10.96      1,148,974
   01/01/2007 to 12/31/2007               $10.96       $11.71      2,126,853
   01/01/2008 to 12/31/2008               $11.71       $ 7.82      2,026,858
   01/01/2009 to 12/31/2009               $ 7.82       $ 9.52      1,746,844
   01/01/2010 to 12/31/2010               $ 9.52       $10.43      1,717,994
   01/01/2011 to 12/31/2011               $10.43       $ 9.94      1,611,057
   01/01/2012 to 12/31/2012               $ 9.94       $10.96      1,395,787
   01/01/2013 to 12/31/2013               $10.96       $11.80      1,055,516
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.97       $12.07              0
   01/01/2006 to 12/31/2006               $12.07       $13.81              0
   01/01/2007 to 12/31/2007               $13.81       $13.50              0
   01/01/2008 to 12/31/2008               $13.50       $ 8.62         30,696
   01/01/2009 to 12/31/2009               $ 8.62       $ 9.94         29,847
   01/01/2010 to 12/31/2010               $ 9.94       $11.08         24,289
   01/01/2011 to 12/31/2011               $11.08       $11.24         55,242
   01/01/2012 to 05/04/2012               $11.24       $12.19              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          6,999
   01/01/2006 to 12/31/2006               $10.02       $10.85        179,191
   01/01/2007 to 12/31/2007               $10.85       $11.58        497,118
   01/01/2008 to 12/31/2008               $11.58       $ 8.09      1,399,307
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.76      1,396,454
   01/01/2010 to 12/31/2010               $ 9.76       $10.73        921,029
   01/01/2011 to 12/31/2011               $10.73       $10.38        832,449
   01/01/2012 to 12/31/2012               $10.38       $11.43        796,907
   01/01/2013 to 12/31/2013               $11.43       $13.16        466,584

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.27        826,382
   01/01/2009 to 12/31/2009               $11.27       $10.99        749,314
   01/01/2010 to 12/31/2010               $10.99       $11.77        572,660
   01/01/2011 to 12/31/2011               $11.77       $12.26        538,830
   01/01/2012 to 12/31/2012               $12.26       $12.36        397,533
   01/01/2013 to 12/31/2013               $12.36       $12.06        305,134
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.35        306,516
   01/01/2010 to 12/31/2010               $ 9.35       $10.12        162,870
   01/01/2011 to 12/31/2011               $10.12       $10.86        148,123
   01/01/2012 to 12/31/2012               $10.86       $11.08         51,041
   01/01/2013 to 12/31/2013               $11.08       $10.77         30,580
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.73        824,620
   01/01/2011 to 12/31/2011               $10.73       $11.70        500,514
   01/01/2012 to 12/31/2012               $11.70       $12.04        194,531
   01/01/2013 to 12/31/2013               $12.04       $11.55         16,521
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.00        506,041
   01/01/2009 to 12/31/2009               $12.00       $11.04        799,547
   01/01/2010 to 12/31/2010               $11.04       $12.01        542,067
   01/01/2011 to 12/31/2011               $12.01       $13.36        748,102
   01/01/2012 to 12/31/2012               $13.36       $13.83        528,905
   01/01/2013 to 12/31/2013               $13.83       $13.11        326,677
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.07        160,720
   01/01/2009 to 12/31/2009               $12.07       $10.91        378,790
   01/01/2010 to 12/31/2010               $10.91       $11.89        235,797
   01/01/2011 to 12/31/2011               $11.89       $13.50        117,856
   01/01/2012 to 12/31/2012               $13.50       $13.99        286,663
   01/01/2013 to 12/31/2013               $13.99       $13.03        274,966
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.76          7,244
   01/01/2010 to 12/31/2010               $ 8.76       $ 9.59      1,468,470
   01/01/2011 to 12/31/2011               $ 9.59       $11.15        297,401
   01/01/2012 to 12/31/2012               $11.15       $11.60         37,243
   01/01/2013 to 12/31/2013               $11.60       $10.62        530,463
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.97      1,158,302
   01/01/2011 to 12/31/2011               $10.97       $12.93        841,527
   01/01/2012 to 12/31/2012               $12.93       $13.51        152,818
   01/01/2013 to 12/31/2013               $13.51       $12.30              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.98      1,012,143
   01/01/2012 to 12/31/2012               $11.98       $12.42      1,414,862
   01/01/2013 to 12/31/2013               $12.42       $10.97        189,912
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.37        450,455
   01/01/2013 to 12/31/2013               $10.37       $ 9.11      2,327,486
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.72      1,122,019
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00        225,125
   01/01/2006 to 12/31/2006               $10.00       $11.13      2,379,351
   01/01/2007 to 12/31/2007               $11.13       $11.96      3,452,936
   01/01/2008 to 12/31/2008               $11.96       $ 7.62      3,719,626
   01/01/2009 to 12/31/2009               $ 7.62       $ 9.35      3,832,960
   01/01/2010 to 12/31/2010               $ 9.35       $10.37      3,342,022
   01/01/2011 to 12/31/2011               $10.37       $ 9.91      2,940,742
   01/01/2012 to 12/31/2012               $ 9.91       $11.03      2,495,771
   01/01/2013 to 12/31/2013               $11.03       $13.25      1,837,443
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.09       $15.90          1,468
   01/01/2006 to 12/31/2006               $15.90       $21.29          1,553
   01/01/2007 to 12/31/2007               $21.29       $16.68          1,348
   01/01/2008 to 12/31/2008               $16.68       $10.61         22,662
   01/01/2009 to 12/31/2009               $10.61       $13.70         12,766
   01/01/2010 to 12/31/2010               $13.70       $17.26         18,979
   01/01/2011 to 12/31/2011               $17.26       $18.01          9,521
   01/01/2012 to 12/31/2012               $18.01       $20.34         14,467
   01/01/2013 to 12/31/2013               $20.34       $20.54          7,957
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.70          6,328
   01/01/2005 to 12/31/2005               $12.70       $13.61         73,659
   01/01/2006 to 12/31/2006               $13.61       $15.04         60,776
   01/01/2007 to 12/31/2007               $15.04       $16.38         57,737
   01/01/2008 to 12/31/2008               $16.38       $ 8.96         68,386
   01/01/2009 to 12/31/2009               $ 8.96       $11.64         66,296
   01/01/2010 to 12/31/2010               $11.64       $15.11         51,046
   01/01/2011 to 12/31/2011               $15.11       $12.85         53,009
   01/01/2012 to 12/31/2012               $12.85       $15.11         40,152
   01/01/2013 to 12/31/2013               $15.11       $20.82         12,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.55        32,525
   01/01/2005 to 12/31/2005               $11.55       $11.85       402,745
   01/01/2006 to 12/31/2006               $11.85       $13.61       298,105
   01/01/2007 to 12/31/2007               $13.61       $14.00       254,708
   01/01/2008 to 12/31/2008               $14.00       $ 8.13       303,603
   01/01/2009 to 12/31/2009               $ 8.13       $ 9.49       284,330
   01/01/2010 to 12/31/2010               $ 9.49       $10.49       261,782
   01/01/2011 to 12/31/2011               $10.49       $ 9.70       231,127
   01/01/2012 to 12/31/2012               $ 9.70       $11.36       165,511
   01/01/2013 to 12/31/2013               $11.36       $14.86        23,234
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.97         5,270
   01/01/2005 to 12/31/2005               $11.97       $12.28        55,889
   01/01/2006 to 12/31/2006               $12.28       $12.78        44,489
   01/01/2007 to 12/31/2007               $12.78       $14.93        34,999
   01/01/2008 to 12/31/2008               $14.93       $ 8.65        47,484
   01/01/2009 to 12/31/2009               $ 8.65       $13.30        52,461
   01/01/2010 to 12/31/2010               $13.30       $15.61        49,066
   01/01/2011 to 12/31/2011               $15.61       $14.83        45,390
   01/01/2012 to 12/31/2012               $14.83       $17.36        36,456
   01/01/2013 to 12/31/2013               $17.36       $22.47        17,625
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.56       $13.18         1,010
   01/01/2006 to 12/31/2006               $13.18       $15.71           513
   01/01/2007 to 12/31/2007               $15.71       $15.56           508
   01/01/2008 to 12/31/2008               $15.56       $ 9.55        30,596
   01/01/2009 to 12/31/2009               $ 9.55       $11.06        30,943
   01/01/2010 to 12/31/2010               $11.06       $12.17        16,444
   01/01/2011 to 12/31/2011               $12.17       $11.86        17,128
   01/01/2012 to 12/31/2012               $11.86       $13.16        15,787
   01/01/2013 to 12/31/2013               $13.16       $17.35         6,753
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.00        19,719
   01/01/2005 to 12/31/2005               $12.00       $13.69       192,134
   01/01/2006 to 12/31/2006               $13.69       $16.21       145,458
   01/01/2007 to 12/31/2007               $16.21       $18.90       130,097
   01/01/2008 to 12/31/2008               $18.90       $ 9.21       149,395
   01/01/2009 to 12/31/2009               $ 9.21       $12.19       149,271
   01/01/2010 to 12/31/2010               $12.19       $13.67       131,631
   01/01/2011 to 12/31/2011               $13.67       $11.65       121,092
   01/01/2012 to 12/31/2012               $11.65       $13.73        85,192
   01/01/2013 to 12/31/2013               $13.73       $16.00        22,942

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.77       $14.21         5,970
   01/01/2006 to 12/31/2006               $14.21       $17.74        12,369
   01/01/2007 to 12/31/2007               $17.74       $20.45        25,429
   01/01/2008 to 12/31/2008               $20.45       $11.21        42,818
   01/01/2009 to 12/31/2009               $11.21       $14.33        34,336
   01/01/2010 to 12/31/2010               $14.33       $15.58        28,297
   01/01/2011 to 12/31/2011               $15.58       $13.34        25,285
   01/01/2012 to 12/31/2012               $13.34       $15.24        26,108
   01/01/2013 to 12/31/2013               $15.24       $17.82        18,585
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.91             0
   01/01/2009 to 12/31/2009               $10.91       $11.89             0
   01/01/2010 to 12/31/2010               $11.89       $12.90             0
   01/01/2011 to 12/31/2011               $12.90       $14.20             0
   01/01/2012 to 12/31/2012               $14.20       $15.21             0
   01/01/2013 to 12/31/2013               $15.21       $14.42             0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2005 to 12/31/2005               $12.38       $13.46        13,536
   01/01/2006 to 12/31/2006               $13.46       $16.18        11,219
   01/01/2007 to 12/31/2007               $16.18       $17.34         8,724
   01/01/2008 to 12/31/2008               $17.34       $ 9.95        31,277
   01/01/2009 to 12/31/2009               $ 9.95       $13.23        14,262
   01/01/2010 to 12/31/2010               $13.23       $13.88         9,084
   01/01/2011 to 12/31/2011               $13.88       $12.35        13,713
   01/01/2012 to 12/31/2012               $12.35       $14.74        11,642
   01/01/2013 to 12/31/2013               $14.74       $16.65         1,744
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $11.81       $12.31        10,930
   01/01/2006 to 12/31/2006               $12.31       $14.27        33,336
   01/01/2007 to 12/31/2007               $14.27       $13.55        82,029
   01/01/2008 to 12/31/2008               $13.55       $ 7.76       107,697
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.08        86,316
   01/01/2010 to 12/31/2010               $ 9.08       $10.06        88,789
   01/01/2011 to 12/31/2011               $10.06       $ 9.43        69,174
   01/01/2012 to 12/31/2012               $ 9.43       $10.79        69,790
   01/01/2013 to 12/31/2013               $10.79       $14.78        54,593
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.66        32,384
   01/01/2005 to 12/31/2005               $11.66       $12.20       376,638
   01/01/2006 to 12/31/2006               $12.20       $12.81       329,879
   01/01/2007 to 12/31/2007               $12.81       $14.42       316,915
   01/01/2008 to 12/31/2008               $14.42       $ 7.95       366,476
   01/01/2009 to 12/31/2009               $ 7.95       $10.10       332,996
   01/01/2010 to 12/31/2010               $10.10       $11.84       281,480
   01/01/2011 to 12/31/2011               $11.84       $11.49       241,628
   01/01/2012 to 12/31/2012               $11.49       $12.63       179,431
   01/01/2013 to 12/31/2013               $12.63       $16.89        49,199

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.94          4,145
   01/01/2005 to 12/31/2005               $10.94       $10.83        100,238
   01/01/2006 to 12/31/2006               $10.83       $11.64         85,075
   01/01/2007 to 12/31/2007               $11.64       $12.09         65,436
   01/01/2008 to 12/31/2008               $12.09       $ 9.08         59,432
   01/01/2009 to 12/31/2009               $ 9.08       $11.97         89,697
   01/01/2010 to 12/31/2010               $11.97       $13.29         57,059
   01/01/2011 to 12/31/2011               $13.29       $14.34         43,721
   01/01/2012 to 12/31/2012               $14.34       $14.87         27,902
   01/01/2013 to 12/31/2013               $14.87       $14.26          4,782
AST MFS GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $11.06       $11.51         32,807
   01/01/2006 to 12/31/2006               $11.51       $12.36         21,841
   01/01/2007 to 12/31/2007               $12.36       $13.93         15,368
   01/01/2008 to 12/31/2008               $13.93       $ 8.68         27,492
   01/01/2009 to 12/31/2009               $ 8.68       $10.57         23,783
   01/01/2010 to 12/31/2010               $10.57       $11.67         18,671
   01/01/2011 to 12/31/2011               $11.67       $11.36         18,058
   01/01/2012 to 12/31/2012               $11.36       $13.02         16,921
   01/01/2013 to 12/31/2013               $13.02       $17.42          8,629
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.17       $12.56          3,386
   01/01/2006 to 12/31/2006               $12.56       $14.05          4,827
   01/01/2007 to 12/31/2007               $14.05       $14.13          5,822
   01/01/2008 to 12/31/2008               $14.13       $ 8.56         28,505
   01/01/2009 to 12/31/2009               $ 8.56       $11.64         15,964
   01/01/2010 to 12/31/2010               $11.64       $14.08         16,202
   01/01/2011 to 12/31/2011               $14.08       $13.31         11,146
   01/01/2012 to 12/31/2012               $13.31       $15.43          8,468
   01/01/2013 to 12/31/2013               $15.43       $20.01          3,878
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.84            521
   01/01/2005 to 12/31/2005               $ 9.84       $ 9.89         16,694
   01/01/2006 to 12/31/2006               $ 9.89       $10.13         17,918
   01/01/2007 to 12/31/2007               $10.13       $10.40          7,661
   01/01/2008 to 12/31/2008               $10.40       $10.44      1,342,066
   01/01/2009 to 12/31/2009               $10.44       $10.25        644,748
   01/01/2010 to 12/31/2010               $10.25       $10.03        305,923
   01/01/2011 to 12/31/2011               $10.03       $ 9.83        258,571
   01/01/2012 to 12/31/2012               $ 9.83       $ 9.62        264,530
   01/01/2013 to 12/31/2013               $ 9.62       $ 9.42         93,440

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $13.04         6,141
   01/01/2005 to 12/31/2005               $13.04       $14.31        70,149
   01/01/2006 to 12/31/2006               $14.31       $15.51        55,896
   01/01/2007 to 12/31/2007               $15.51       $15.67        49,034
   01/01/2008 to 12/31/2008               $15.67       $ 8.86        62,723
   01/01/2009 to 12/31/2009               $ 8.86       $12.19        57,565
   01/01/2010 to 12/31/2010               $12.19       $14.73        59,399
   01/01/2011 to 12/31/2011               $14.73       $14.07        39,680
   01/01/2012 to 12/31/2012               $14.07       $16.13        37,807
   01/01/2013 to 12/31/2013               $16.13       $22.43        10,047
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.87       $13.07         2,313
   01/01/2006 to 12/31/2006               $13.07       $14.59         3,281
   01/01/2007 to 12/31/2007               $14.59       $17.46         3,753
   01/01/2008 to 12/31/2008               $17.46       $ 9.71        31,135
   01/01/2009 to 12/31/2009               $ 9.71       $12.34        16,706
   01/01/2010 to 12/31/2010               $12.34       $15.54        22,054
   01/01/2011 to 12/31/2011               $15.54       $15.47        15,369
   01/01/2012 to 12/31/2012               $15.47       $17.02        11,580
   01/01/2013 to 12/31/2013               $17.02       $22.10         8,084
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $11.09       $10.89             0
   01/01/2006 to 12/31/2006               $10.89       $11.49             0
   01/01/2007 to 12/31/2007               $11.49       $13.35            43
   01/01/2008 to 12/31/2008               $13.35       $ 7.51        15,762
   01/01/2009 to 12/31/2009               $ 7.51       $ 9.01        12,662
   01/01/2010 to 12/31/2010               $ 9.01       $10.61        14,914
   01/01/2011 to 04/29/2011               $10.61       $11.89             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.01        11,324
   01/01/2005 to 12/31/2005               $10.01       $ 9.96       265,102
   01/01/2006 to 12/31/2006               $ 9.96       $10.12       252,004
   01/01/2007 to 12/31/2007               $10.12       $10.58       228,896
   01/01/2008 to 12/31/2008               $10.58       $10.48       236,700
   01/01/2009 to 12/31/2009               $10.48       $11.30       333,427
   01/01/2010 to 12/31/2010               $11.30       $11.50       201,244
   01/01/2011 to 12/31/2011               $11.50       $11.51       162,891
   01/01/2012 to 12/31/2012               $11.51       $11.80       118,513
   01/01/2013 to 12/31/2013               $11.80       $11.30        30,014
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.37        19,700
   01/01/2005 to 12/31/2005               $10.37       $10.40        70,560
   01/01/2006 to 12/31/2006               $10.40       $10.57       145,571
   01/01/2007 to 12/31/2007               $10.57       $11.20       256,288
   01/01/2008 to 12/31/2008               $11.20       $10.72       338,941
   01/01/2009 to 12/31/2009               $10.72       $12.23       394,877
   01/01/2010 to 12/31/2010               $12.23       $12.90       263,993
   01/01/2011 to 12/31/2011               $12.90       $13.03       304,428
   01/01/2012 to 12/31/2012               $13.03       $13.94       286,552
   01/01/2013 to 12/31/2013               $13.94       $13.40       162,102

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03              0
   01/01/2006 to 12/31/2006               $10.03       $10.61        181,437
   01/01/2007 to 12/31/2007               $10.61       $11.29        393,159
   01/01/2008 to 12/31/2008               $11.29       $ 8.90      1,387,683
   01/01/2009 to 12/31/2009               $ 8.90       $10.46      1,694,166
   01/01/2010 to 12/31/2010               $10.46       $11.32      1,190,107
   01/01/2011 to 12/31/2011               $11.32       $11.19      1,035,239
   01/01/2012 to 12/31/2012               $11.19       $12.09        970,169
   01/01/2013 to 12/31/2013               $12.09       $12.93        542,230
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $ 9.37       $ 9.31          1,418
   01/01/2006 to 12/31/2006               $ 9.31       $10.27          7,415
   01/01/2007 to 12/31/2007               $10.27       $10.77         17,675
   01/01/2008 to 12/31/2008               $10.77       $ 6.85         28,498
   01/01/2009 to 12/31/2009               $ 6.85       $ 8.98         31,926
   01/01/2010 to 12/31/2010               $ 8.98       $12.00         35,544
   01/01/2011 to 12/31/2011               $12.00       $11.63         38,469
   01/01/2012 to 12/31/2012               $11.63       $12.77         36,443
   01/01/2013 to 12/31/2013               $12.77       $16.90         20,397
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.17          7,974
   01/01/2005 to 12/31/2005               $12.17       $12.70         98,277
   01/01/2006 to 12/31/2006               $12.70       $14.93         81,463
   01/01/2007 to 12/31/2007               $14.93       $13.80         92,509
   01/01/2008 to 12/31/2008               $13.80       $ 9.49        101,244
   01/01/2009 to 12/31/2009               $ 9.49       $11.80         80,252
   01/01/2010 to 12/31/2010               $11.80       $14.56         68,232
   01/01/2011 to 12/31/2011               $14.56       $13.40         58,191
   01/01/2012 to 12/31/2012               $13.40       $15.50         50,276
   01/01/2013 to 12/31/2013               $15.50       $20.85         20,189
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.92          1,051
   01/01/2005 to 12/31/2005               $11.92       $12.32         11,774
   01/01/2006 to 12/31/2006               $12.32       $14.63         32,857
   01/01/2007 to 12/31/2007               $14.63       $13.81         80,467
   01/01/2008 to 12/31/2008               $13.81       $ 7.86         69,054
   01/01/2009 to 12/31/2009               $ 7.86       $ 9.52         61,684
   01/01/2010 to 12/31/2010               $ 9.52       $10.56         55,741
   01/01/2011 to 12/31/2011               $10.56       $10.17         45,969
   01/01/2012 to 12/31/2012               $10.17       $11.67         46,661
   01/01/2013 to 12/31/2013               $11.67       $14.82         36,039

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2005 to 12/31/2005               $10.62       $12.11           711
   01/01/2006 to 12/31/2006               $12.11       $12.52        35,319
   01/01/2007 to 12/31/2007               $12.52       $13.27        87,341
   01/01/2008 to 12/31/2008               $13.27       $ 7.72       150,031
   01/01/2009 to 12/31/2009               $ 7.72       $11.59       123,660
   01/01/2010 to 12/31/2010               $11.59       $13.14        99,546
   01/01/2011 to 12/31/2011               $13.14       $12.65        85,531
   01/01/2012 to 12/31/2012               $12.65       $14.56        79,086
   01/01/2013 to 12/31/2013               $14.56       $20.53        52,287
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.00         9,975
   01/01/2005 to 12/31/2005               $11.00       $10.28       112,633
   01/01/2006 to 12/31/2006               $10.28       $10.70        86,626
   01/01/2007 to 12/31/2007               $10.70       $11.48        72,848
   01/01/2008 to 12/31/2008               $11.48       $10.97        62,683
   01/01/2009 to 12/31/2009               $10.97       $12.04        74,058
   01/01/2010 to 12/31/2010               $12.04       $12.46        60,518
   01/01/2011 to 12/31/2011               $12.46       $12.70        49,111
   01/01/2012 to 12/31/2012               $12.70       $13.09        40,834
   01/01/2013 to 12/31/2013               $13.09       $12.33         3,385
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97         5,860
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.26       164,058
   01/01/2009 to 12/31/2009               $ 9.26       $10.12       149,997
   01/01/2010 to 12/31/2010               $10.12       $10.67        96,819
   01/01/2011 to 12/31/2011               $10.67       $11.08        75,584
   01/01/2012 to 12/31/2012               $11.08       $11.70        71,309
   01/01/2013 to 12/31/2013               $11.70       $11.28        75,086
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2005 to 12/31/2005               $12.19       $13.85         2,385
   01/01/2006 to 12/31/2006               $13.85       $16.70         1,144
   01/01/2007 to 12/31/2007               $16.70       $18.80         1,030
   01/01/2008 to 12/31/2008               $18.80       $10.77        14,859
   01/01/2009 to 12/31/2009               $10.77       $12.22         6,479
   01/01/2010 to 07/16/2010               $12.22       $11.58             0
EVERGREEN VA OMEGA FUND
   01/01/2005 to 12/31/2005               $10.97       $11.15             0
   01/01/2006 to 12/31/2006               $11.15       $11.58             0
   01/01/2007 to 12/31/2007               $11.58       $12.69             0
   01/01/2008 to 12/31/2008               $12.69       $ 9.04           182
   01/01/2009 to 12/31/2009               $ 9.04       $12.75         5,641
   01/01/2010 to 07/16/2010               $12.75       $11.88             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.60       $13.99        4,650
   01/01/2011 to 12/31/2011               $13.99       $11.95        5,298
   01/01/2012 to 12/31/2012               $11.95       $13.30        2,504
   01/01/2013 to 12/31/2013               $13.30       $15.61        1,565
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.88       $14.95        3,585
   01/01/2011 to 12/31/2011               $14.95       $13.85        2,342
   01/01/2012 to 12/31/2012               $13.85       $16.37        3,084
   01/01/2013 to 12/31/2013               $16.37       $22.48        1,009



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60
                          BPS AND HAV 40 BPS (2.25%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.77       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010               $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011               $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012               $ 9.85       $10.84      57,128,002
   01/01/2013 to 12/31/2013               $10.84       $11.65      50,094,174
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.13       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011               $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012               $ 8.53       $ 9.25               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.08       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010               $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011               $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012               $10.28       $11.31      27,966,738
   01/01/2013 to 12/31/2013               $11.31       $13.00      25,877,571
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $10.94       $10.96       1,375,798
   01/01/2010 to 12/31/2010               $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011               $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012               $12.18       $12.27         878,447
   01/01/2013 to 12/31/2013               $12.27       $11.95         424,824
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.67       $ 9.34         301,692
   01/01/2010 to 12/31/2010               $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011               $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012               $10.81       $11.01       2,714,415
   01/01/2013 to 12/31/2013               $11.01       $10.69         806,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011               $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012               $11.67       $11.99       8,777,912
   01/01/2013 to 12/31/2013               $11.99       $11.48       2,697,907
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $11.30       $11.01         648,900
   01/01/2010 to 12/31/2010               $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011               $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012               $13.28       $13.72      11,790,403
   01/01/2013 to 12/31/2013               $13.72       $12.99       4,617,331
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $11.26       $10.87         975,406
   01/01/2010 to 12/31/2010               $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011               $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012               $13.42       $13.88       5,116,240
   01/01/2013 to 12/31/2013               $13.88       $12.92       2,901,825
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.36       $ 8.75          23,608
   01/01/2010 to 12/31/2010               $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011               $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012               $11.10       $11.53          92,420
   01/01/2013 to 12/31/2013               $11.53       $10.54       7,694,304
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011               $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012               $12.89       $13.45       7,323,210
   01/01/2013 to 12/31/2013               $13.45       $12.23         927,728
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012               $11.97       $12.38       9,408,401
   01/01/2013 to 12/31/2013               $12.38       $10.92       1,386,073
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.35       3,237,048
   01/01/2013 to 12/31/2013               $10.35       $ 9.09      14,801,913
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.71       6,630,745
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010               $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011               $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012               $ 9.82       $10.91      79,395,120
   01/01/2013 to 12/31/2013               $10.91       $13.09      79,105,525

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.00       $13.57         335,750
   01/01/2010 to 12/31/2010               $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011               $17.07       $17.79         219,652
   01/01/2012 to 12/31/2012               $17.79       $20.05         251,456
   01/01/2013 to 12/31/2013               $20.05       $20.22         222,435
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.79       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010               $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011               $11.43       $ 9.71       3,304,315
   01/01/2012 to 12/31/2012               $ 9.71       $11.39       2,853,534
   01/01/2013 to 12/31/2013               $11.39       $15.68       2,397,251
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.26       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011               $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012               $ 8.90       $10.41      10,262,995
   01/01/2013 to 12/31/2013               $10.41       $13.60       8,689,937
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 3.49       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010               $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011               $ 5.48       $ 5.19       3,140,160
   01/01/2012 to 12/31/2012               $ 5.19       $ 6.07       3,004,326
   01/01/2013 to 12/31/2013               $ 6.07       $ 7.85       2,696,246
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.57       $ 9.55         955,597
   01/01/2010 to 12/31/2010               $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011               $10.50       $10.21         930,254
   01/01/2012 to 12/31/2012               $10.21       $11.32         944,041
   01/01/2013 to 12/31/2013               $11.32       $14.89         723,861
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $12.15       $15.87       5,162,536
   01/01/2010 to 12/31/2010               $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011               $17.76       $15.12       4,477,136
   01/01/2012 to 12/31/2012               $15.12       $17.79       3,891,676
   01/01/2013 to 12/31/2013               $17.79       $20.70       3,800,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.76       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010               $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011               $ 8.08       $ 6.91       2,224,758
   01/01/2012 to 12/31/2012               $ 6.91       $ 7.88       2,382,592
   01/01/2013 to 12/31/2013               $ 7.88       $ 9.20       2,248,809
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.93       $11.86         315,474
   01/01/2010 to 12/31/2010               $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011               $12.85       $14.13       1,389,924
   01/01/2012 to 12/31/2012               $14.13       $15.11         740,615
   01/01/2013 to 12/31/2013               $15.11       $14.30         401,220
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.22       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010               $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011               $ 8.74       $ 7.76         828,367
   01/01/2012 to 12/31/2012               $ 7.76       $ 9.25         957,141
   01/01/2013 to 12/31/2013               $ 9.25       $10.43         725,002
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.90       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010               $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011               $ 8.25       $ 7.73       4,506,463
   01/01/2012 to 12/31/2012               $ 7.73       $ 8.83       4,545,454
   01/01/2013 to 12/31/2013               $ 8.83       $12.07       4,488,390
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.24       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010               $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011               $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012               $ 8.99       $ 9.86      13,995,736
   01/01/2013 to 12/31/2013               $ 9.86       $13.17      11,607,162
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $11.00       $13.23       2,831,230
   01/01/2010 to 12/31/2010               $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011               $14.66       $15.79       2,014,193
   01/01/2012 to 12/31/2012               $15.79       $16.35       1,924,443
   01/01/2013 to 12/31/2013               $16.35       $15.66       1,980,114
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.26       $ 6.37       2,663,189
   01/01/2010 to 12/31/2010               $ 6.37       $ 7.02       2,436,368
   01/01/2011 to 12/31/2011               $ 7.02       $ 6.82       2,244,120
   01/01/2012 to 12/31/2012               $ 6.82       $ 7.81       2,554,207
   01/01/2013 to 12/31/2013               $ 7.81       $10.44       1,927,045

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.99       $10.58         511,219
   01/01/2010 to 12/31/2010               $10.58       $12.78       1,099,827
   01/01/2011 to 12/31/2011               $12.78       $12.06         585,815
   01/01/2012 to 12/31/2012               $12.06       $13.96         602,157
   01/01/2013 to 12/31/2013               $13.96       $18.07         542,756
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.47       $10.32       3,829,439
   01/01/2010 to 12/31/2010               $10.32       $10.09       3,509,980
   01/01/2011 to 12/31/2011               $10.09       $ 9.86       2,513,603
   01/01/2012 to 12/31/2012               $ 9.86       $ 9.64       1,652,100
   01/01/2013 to 12/31/2013               $ 9.64       $ 9.43         856,838
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.97       $14.84       2,033,956
   01/01/2010 to 12/31/2010               $14.84       $17.90       1,807,620
   01/01/2011 to 12/31/2011               $17.90       $17.07       1,391,570
   01/01/2012 to 12/31/2012               $17.07       $19.54       1,265,150
   01/01/2013 to 12/31/2013               $19.54       $27.12       1,148,147
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.73       $ 7.09         649,456
   01/01/2010 to 12/31/2010               $ 7.09       $ 8.92         978,075
   01/01/2011 to 12/31/2011               $ 8.92       $ 8.87         702,733
   01/01/2012 to 12/31/2012               $ 8.87       $ 9.74         851,665
   01/01/2013 to 12/31/2013               $ 9.74       $12.63       1,608,579
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 4.71       $ 5.71         232,172
   01/01/2010 to 12/31/2010               $ 5.71       $ 6.71         304,468
   01/01/2011 to 04/29/2011               $ 6.71       $ 7.51               0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $12.43       $13.02       7,445,388
   01/01/2010 to 12/31/2010               $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011               $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012               $13.22       $13.53       5,727,313
   01/01/2013 to 12/31/2013               $13.53       $12.94       5,935,675
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.86       $15.32      10,035,432
   01/01/2010 to 12/31/2010               $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011               $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012               $16.27       $17.39       8,501,917
   01/01/2013 to 12/31/2013               $17.39       $16.68       7,966,223

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.98       $10.39      39,603,313
   01/01/2010 to 12/31/2010               $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011               $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012               $11.09       $11.96      38,896,095
   01/01/2013 to 12/31/2013               $11.96       $12.77      28,415,848
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $11.10       $14.55         668,952
   01/01/2010 to 12/31/2010               $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011               $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012               $18.79       $20.60         573,869
   01/01/2013 to 12/31/2013               $20.60       $27.22         508,770
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $11.79       $15.28       3,254,555
   01/01/2010 to 12/31/2010               $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011               $18.82       $17.29       2,484,653
   01/01/2012 to 12/31/2012               $17.29       $19.98       2,219,180
   01/01/2013 to 12/31/2013               $19.98       $26.83       1,906,166
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.35       $ 9.38       3,819,071
   01/01/2010 to 12/31/2010               $ 9.38       $10.38       3,742,939
   01/01/2011 to 12/31/2011               $10.38       $ 9.98       3,116,748
   01/01/2012 to 12/31/2012               $ 9.98       $11.44       3,429,042
   01/01/2013 to 12/31/2013               $11.44       $14.50       3,074,463
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 4.86       $ 6.40       9,157,180
   01/01/2010 to 12/31/2010               $ 6.40       $ 7.24       8,869,616
   01/01/2011 to 12/31/2011               $ 7.24       $ 6.96       6,383,742
   01/01/2012 to 12/31/2012               $ 6.96       $ 8.00       5,841,181
   01/01/2013 to 12/31/2013               $ 8.00       $11.27       6,683,387
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $13.79       $15.27       2,184,589
   01/01/2010 to 12/31/2010               $15.27       $15.78       2,318,146
   01/01/2011 to 12/31/2011               $15.78       $16.06       1,633,647
   01/01/2012 to 12/31/2012               $16.06       $16.52       1,630,360
   01/01/2013 to 12/31/2013               $16.52       $15.54       1,781,434
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.37       $10.08       3,504,626
   01/01/2010 to 12/31/2010               $10.08       $10.62       5,328,912
   01/01/2011 to 12/31/2011               $10.62       $11.01       3,326,989
   01/01/2012 to 12/31/2012               $11.01       $11.61       3,229,309
   01/01/2013 to 12/31/2013               $11.61       $11.18       4,743,456

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $ 9.74       $12.33        94,271
   01/01/2010 to 07/16/2010               $12.33       $11.68             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 8.35       $10.83        50,099
   01/01/2010 to 07/16/2010               $10.83       $10.09             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011               $14.10       $12.02        16,879
   01/01/2012 to 12/31/2012               $12.02       $13.35        17,702
   01/01/2013 to 12/31/2013               $13.35       $15.65        12,515
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011               $12.69       $11.74        37,288
   01/01/2012 to 12/31/2012               $11.74       $13.85        17,376
   01/01/2013 to 12/31/2013               $13.85       $18.99        12,261



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF LT5 OR HD 5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD
 GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008
                          60 BPS, EBP AND HAV (2.35%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         57,674
   01/01/2006 to 12/31/2006               $10.01       $10.93      1,244,790
   01/01/2007 to 12/31/2007               $10.93       $11.65      1,924,504
   01/01/2008 to 12/31/2008               $11.65       $ 7.76      1,833,767
   01/01/2009 to 12/31/2009               $ 7.76       $ 9.42      1,754,353
   01/01/2010 to 12/31/2010               $ 9.42       $10.30      1,672,915
   01/01/2011 to 12/31/2011               $10.30       $ 9.79      1,419,829
   01/01/2012 to 12/31/2012               $ 9.79       $10.76      1,363,156
   01/01/2013 to 12/31/2013               $10.76       $11.55      1,135,421
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.20       $10.27              0
   01/01/2006 to 12/31/2006               $10.27       $11.72              0
   01/01/2007 to 12/31/2007               $11.72       $11.43              0
   01/01/2008 to 12/31/2008               $11.43       $ 7.29         47,683
   01/01/2009 to 12/31/2009               $ 7.29       $ 8.38         63,043
   01/01/2010 to 12/31/2010               $ 8.38       $ 9.31         59,677
   01/01/2011 to 12/31/2011               $ 9.31       $ 9.42         99,301
   01/01/2012 to 05/04/2012               $ 9.42       $10.21              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          6,697
   01/01/2006 to 12/31/2006               $10.02       $10.82        229,058
   01/01/2007 to 12/31/2007               $10.82       $11.52        598,031
   01/01/2008 to 12/31/2008               $11.52       $ 8.02      1,031,078
   01/01/2009 to 12/31/2009               $ 8.02       $ 9.66      1,211,155
   01/01/2010 to 12/31/2010               $ 9.66       $10.59      1,128,800
   01/01/2011 to 12/31/2011               $10.59       $10.22      1,006,466
   01/01/2012 to 12/31/2012               $10.22       $11.22      1,055,922
   01/01/2013 to 12/31/2013               $11.22       $12.90        889,175

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.24        73,879
   01/01/2009 to 12/31/2009               $11.24       $10.93        83,848
   01/01/2010 to 12/31/2010               $10.93       $11.68        44,503
   01/01/2011 to 12/31/2011               $11.68       $12.13        33,197
   01/01/2012 to 12/31/2012               $12.13       $12.21        22,053
   01/01/2013 to 12/31/2013               $12.21       $11.88         7,471
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.33        15,146
   01/01/2010 to 12/31/2010               $ 9.33       $10.07        33,608
   01/01/2011 to 12/31/2011               $10.07       $10.78       136,596
   01/01/2012 to 12/31/2012               $10.78       $10.97        54,809
   01/01/2013 to 12/31/2013               $10.97       $10.63         5,862
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.70       248,740
   01/01/2011 to 12/31/2011               $10.70       $11.64       394,728
   01/01/2012 to 12/31/2012               $11.64       $11.95       276,361
   01/01/2013 to 12/31/2013               $11.95       $11.43       123,207
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.49       103,181
   01/01/2009 to 12/31/2009               $12.49       $11.46        98,995
   01/01/2010 to 12/31/2010               $11.46       $12.44        67,820
   01/01/2011 to 12/31/2011               $12.44       $13.80       332,554
   01/01/2012 to 12/31/2012               $13.80       $14.25       310,068
   01/01/2013 to 12/31/2013               $14.25       $13.47       248,564
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.56        11,666
   01/01/2009 to 12/31/2009               $12.56       $11.32        33,306
   01/01/2010 to 12/31/2010               $11.32       $12.31        40,947
   01/01/2011 to 12/31/2011               $12.31       $13.95         4,588
   01/01/2012 to 12/31/2012               $13.95       $14.42        85,728
   01/01/2013 to 12/31/2013               $14.42       $13.40        47,954
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.74        12,609
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.55       159,883
   01/01/2011 to 12/31/2011               $ 9.55       $11.06        17,114
   01/01/2012 to 12/31/2012               $11.06       $11.48           582
   01/01/2013 to 12/31/2013               $11.48       $10.48       237,451
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.95       167,616
   01/01/2011 to 12/31/2011               $10.95       $12.86       544,749
   01/01/2012 to 12/31/2012               $12.86       $13.41        71,013
   01/01/2013 to 12/31/2013               $13.41       $12.18        18,794

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.95        210,502
   01/01/2012 to 12/31/2012               $11.95       $12.35        480,505
   01/01/2013 to 12/31/2013               $12.35       $10.89        133,950
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.34        216,854
   01/01/2013 to 12/31/2013               $10.34       $ 9.07        798,569
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.70        184,335
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         99,321
   01/01/2006 to 12/31/2006               $10.00       $11.10      2,050,916
   01/01/2007 to 12/31/2007               $11.10       $11.90      3,470,169
   01/01/2008 to 12/31/2008               $11.90       $ 7.56      3,585,836
   01/01/2009 to 12/31/2009               $ 7.56       $ 9.25      3,615,050
   01/01/2010 to 12/31/2010               $ 9.25       $10.24      3,318,055
   01/01/2011 to 12/31/2011               $10.24       $ 9.76      2,982,427
   01/01/2012 to 12/31/2012               $ 9.76       $10.83      2,718,892
   01/01/2013 to 12/31/2013               $10.83       $12.98      2,420,551
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.36       $11.95            299
   01/01/2006 to 12/31/2006               $11.95       $15.95            238
   01/01/2007 to 12/31/2007               $15.95       $12.47            116
   01/01/2008 to 12/31/2008               $12.47       $ 7.91          4,834
   01/01/2009 to 12/31/2009               $ 7.91       $10.19         34,036
   01/01/2010 to 12/31/2010               $10.19       $12.80         53,001
   01/01/2011 to 12/31/2011               $12.80       $13.33         32,781
   01/01/2012 to 12/31/2012               $13.33       $15.01         30,956
   01/01/2013 to 12/31/2013               $15.01       $15.12          3,890
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.89        135,004
   01/01/2006 to 12/31/2006               $10.89       $12.01        134,200
   01/01/2007 to 12/31/2007               $12.01       $13.04        133,379
   01/01/2008 to 12/31/2008               $13.04       $ 7.12        154,292
   01/01/2009 to 12/31/2009               $ 7.12       $ 9.22        197,564
   01/01/2010 to 12/31/2010               $ 9.22       $11.94        163,532
   01/01/2011 to 12/31/2011               $11.94       $10.13        139,273
   01/01/2012 to 12/31/2012               $10.13       $11.88        141,403
   01/01/2013 to 12/31/2013               $11.88       $16.33         57,536

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.21       680,625
   01/01/2006 to 12/31/2006               $10.21       $11.69       520,423
   01/01/2007 to 12/31/2007               $11.69       $12.00       479,202
   01/01/2008 to 12/31/2008               $12.00       $ 6.95       503,014
   01/01/2009 to 12/31/2009               $ 6.95       $ 8.09       501,327
   01/01/2010 to 12/31/2010               $ 8.09       $ 8.91       482,472
   01/01/2011 to 12/31/2011               $ 8.91       $ 8.22       480,887
   01/01/2012 to 12/31/2012               $ 8.22       $ 9.61       443,730
   01/01/2013 to 12/31/2013               $ 9.61       $12.53        92,480
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.52        95,802
   01/01/2006 to 12/31/2006               $10.52       $10.91        79,000
   01/01/2007 to 12/31/2007               $10.91       $12.72        65,250
   01/01/2008 to 12/31/2008               $12.72       $ 7.35        85,001
   01/01/2009 to 12/31/2009               $ 7.35       $11.28        87,967
   01/01/2010 to 12/31/2010               $11.28       $13.20        73,569
   01/01/2011 to 12/31/2011               $13.20       $12.50        89,324
   01/01/2012 to 12/31/2012               $12.50       $14.61       110,449
   01/01/2013 to 12/31/2013               $14.61       $18.85        34,210
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.17       $10.65         1,248
   01/01/2006 to 12/31/2006               $10.65       $12.66            44
   01/01/2007 to 12/31/2007               $12.66       $12.51            72
   01/01/2008 to 12/31/2008               $12.51       $ 7.66        24,873
   01/01/2009 to 12/31/2009               $ 7.66       $ 8.84        68,646
   01/01/2010 to 12/31/2010               $ 8.84       $ 9.71        68,766
   01/01/2011 to 12/31/2011               $ 9.71       $ 9.44        57,567
   01/01/2012 to 12/31/2012               $ 9.44       $10.45        66,361
   01/01/2013 to 12/31/2013               $10.45       $13.74        39,489
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.22       340,493
   01/01/2006 to 12/31/2006               $11.22       $13.26       305,383
   01/01/2007 to 12/31/2007               $13.26       $15.41       287,590
   01/01/2008 to 12/31/2008               $15.41       $ 7.49       339,291
   01/01/2009 to 12/31/2009               $ 7.49       $ 9.89       353,756
   01/01/2010 to 12/31/2010               $ 9.89       $11.06       357,084
   01/01/2011 to 12/31/2011               $11.06       $ 9.40       301,408
   01/01/2012 to 12/31/2012               $ 9.40       $11.05       286,029
   01/01/2013 to 12/31/2013               $11.05       $12.85       100,820
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.64        10,895
   01/01/2006 to 12/31/2006               $10.64       $13.25        60,981
   01/01/2007 to 12/31/2007               $13.25       $15.24        92,123
   01/01/2008 to 12/31/2008               $15.24       $ 8.33       113,927
   01/01/2009 to 12/31/2009               $ 8.33       $10.62       102,503
   01/01/2010 to 12/31/2010               $10.62       $11.52       105,211
   01/01/2011 to 12/31/2011               $11.52       $ 9.84        92,403
   01/01/2012 to 12/31/2012               $ 9.84       $11.21       102,146
   01/01/2013 to 12/31/2013               $11.21       $13.07        82,513

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.90             0
   01/01/2009 to 12/31/2009               $10.90       $11.85             0
   01/01/2010 to 12/31/2010               $11.85       $12.82             0
   01/01/2011 to 12/31/2011               $12.82       $14.08             0
   01/01/2012 to 12/31/2012               $14.08       $15.04             0
   01/01/2013 to 12/31/2013               $15.04       $14.22             0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.59        26,788
   01/01/2006 to 12/31/2006               $10.59       $12.70        19,202
   01/01/2007 to 12/31/2007               $12.70       $13.57        19,648
   01/01/2008 to 12/31/2008               $13.57       $ 7.77        25,699
   01/01/2009 to 12/31/2009               $ 7.77       $10.31        60,112
   01/01/2010 to 12/31/2010               $10.31       $10.79        47,801
   01/01/2011 to 12/31/2011               $10.79       $ 9.57        37,010
   01/01/2012 to 12/31/2012               $ 9.57       $11.39        37,421
   01/01/2013 to 12/31/2013               $11.39       $12.83        11,747
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.49        30,311
   01/01/2006 to 12/31/2006               $10.49       $12.14       155,224
   01/01/2007 to 12/31/2007               $12.14       $11.50       243,178
   01/01/2008 to 12/31/2008               $11.50       $ 6.57       282,100
   01/01/2009 to 12/31/2009               $ 6.57       $ 7.66       252,500
   01/01/2010 to 12/31/2010               $ 7.66       $ 8.47       236,519
   01/01/2011 to 12/31/2011               $ 8.47       $ 7.92       185,189
   01/01/2012 to 12/31/2012               $ 7.92       $ 9.04       184,775
   01/01/2013 to 12/31/2013               $ 9.04       $12.35       180,707
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.84       634,880
   01/01/2006 to 12/31/2006               $10.84       $11.35       696,142
   01/01/2007 to 12/31/2007               $11.35       $12.74       701,870
   01/01/2008 to 12/31/2008               $12.74       $ 7.01       731,541
   01/01/2009 to 12/31/2009               $ 7.01       $ 8.88       718,290
   01/01/2010 to 12/31/2010               $ 8.88       $10.39       655,807
   01/01/2011 to 12/31/2011               $10.39       $10.05       540,071
   01/01/2012 to 12/31/2012               $10.05       $11.02       509,444
   01/01/2013 to 12/31/2013               $11.02       $14.70       175,305

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.89       155,929
   01/01/2006 to 12/31/2006               $ 9.89       $10.61       130,934
   01/01/2007 to 12/31/2007               $10.61       $10.99       121,805
   01/01/2008 to 12/31/2008               $10.99       $ 8.23       100,064
   01/01/2009 to 12/31/2009               $ 8.23       $10.82       108,323
   01/01/2010 to 12/31/2010               $10.82       $11.98        81,584
   01/01/2011 to 12/31/2011               $11.98       $12.89        69,208
   01/01/2012 to 12/31/2012               $12.89       $13.34        68,050
   01/01/2013 to 12/31/2013               $13.34       $12.76        24,081
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.70        70,394
   01/01/2006 to 12/31/2006               $10.70       $11.45        33,850
   01/01/2007 to 12/31/2007               $11.45       $12.87        34,287
   01/01/2008 to 12/31/2008               $12.87       $ 8.01        80,355
   01/01/2009 to 12/31/2009               $ 8.01       $ 9.72        92,638
   01/01/2010 to 12/31/2010               $ 9.72       $10.70        86,969
   01/01/2011 to 12/31/2011               $10.70       $10.39       111,179
   01/01/2012 to 12/31/2012               $10.39       $11.88       162,103
   01/01/2013 to 12/31/2013               $11.88       $15.86        78,589
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.29             0
   01/01/2006 to 12/31/2006               $10.29       $11.48             0
   01/01/2007 to 12/31/2007               $11.48       $11.52         2,206
   01/01/2008 to 12/31/2008               $11.52       $ 6.96        30,027
   01/01/2009 to 12/31/2009               $ 6.96       $ 9.44         8,975
   01/01/2010 to 12/31/2010               $ 9.44       $11.39        27,296
   01/01/2011 to 12/31/2011               $11.39       $10.74        31,753
   01/01/2012 to 12/31/2012               $10.74       $12.42        47,715
   01/01/2013 to 12/31/2013               $12.42       $16.06        45,268
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.04        15,235
   01/01/2006 to 12/31/2006               $10.04       $10.26        12,744
   01/01/2007 to 12/31/2007               $10.26       $10.50        14,062
   01/01/2008 to 12/31/2008               $10.50       $10.52       143,022
   01/01/2009 to 12/31/2009               $10.52       $10.29       270,651
   01/01/2010 to 12/31/2010               $10.29       $10.05       118,303
   01/01/2011 to 12/31/2011               $10.05       $ 9.82       123,498
   01/01/2012 to 12/31/2012               $ 9.82       $ 9.59       108,113
   01/01/2013 to 12/31/2013               $ 9.59       $ 9.36        92,874
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.82       130,467
   01/01/2006 to 12/31/2006               $10.82       $11.70       106,011
   01/01/2007 to 12/31/2007               $11.70       $11.79        97,058
   01/01/2008 to 12/31/2008               $11.79       $ 6.65        99,662
   01/01/2009 to 12/31/2009               $ 6.65       $ 9.13       101,178
   01/01/2010 to 12/31/2010               $ 9.13       $11.00       113,459
   01/01/2011 to 12/31/2011               $11.00       $10.48        78,585
   01/01/2012 to 12/31/2012               $10.48       $11.98        79,911
   01/01/2013 to 12/31/2013               $11.98       $16.62        22,418

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.25       $11.27             4
   01/01/2006 to 12/31/2006               $11.27       $12.55             9
   01/01/2007 to 12/31/2007               $12.55       $14.98         1,712
   01/01/2008 to 12/31/2008               $14.98       $ 8.31         6,554
   01/01/2009 to 12/31/2009               $ 8.31       $10.53         5,504
   01/01/2010 to 12/31/2010               $10.53       $13.23         5,881
   01/01/2011 to 12/31/2011               $13.23       $13.14         3,809
   01/01/2012 to 12/31/2012               $13.14       $14.42        13,732
   01/01/2013 to 12/31/2013               $14.42       $18.67        10,434
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.25             0
   01/01/2006 to 12/31/2006               $10.25       $10.79             0
   01/01/2007 to 12/31/2007               $10.79       $12.50             0
   01/01/2008 to 12/31/2008               $12.50       $ 7.02         3,031
   01/01/2009 to 12/31/2009               $ 7.02       $ 8.40         3,187
   01/01/2010 to 12/31/2010               $ 8.40       $ 9.86         2,350
   01/01/2011 to 04/29/2011               $ 9.86       $11.03             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.00       378,837
   01/01/2006 to 12/31/2006               $10.00       $10.14       375,167
   01/01/2007 to 12/31/2007               $10.14       $10.57       383,738
   01/01/2008 to 12/31/2008               $10.57       $10.44       243,437
   01/01/2009 to 12/31/2009               $10.44       $11.23       281,736
   01/01/2010 to 12/31/2010               $11.23       $11.40       231,038
   01/01/2011 to 12/31/2011               $11.40       $11.38       206,551
   01/01/2012 to 12/31/2012               $11.38       $11.63       204,144
   01/01/2013 to 12/31/2013               $11.63       $11.11        41,672
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.09       117,823
   01/01/2006 to 12/31/2006               $10.09       $10.22       325,377
   01/01/2007 to 12/31/2007               $10.22       $10.81       465,140
   01/01/2008 to 12/31/2008               $10.81       $10.32       363,898
   01/01/2009 to 12/31/2009               $10.32       $11.74       584,525
   01/01/2010 to 12/31/2010               $11.74       $12.35       573,212
   01/01/2011 to 12/31/2011               $12.35       $12.44       605,075
   01/01/2012 to 12/31/2012               $12.44       $13.28       487,599
   01/01/2013 to 12/31/2013               $13.28       $12.73       377,479

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         10,411
   01/01/2006 to 12/31/2006               $10.03       $10.58         58,640
   01/01/2007 to 12/31/2007               $10.58       $11.23        325,406
   01/01/2008 to 12/31/2008               $11.23       $ 8.83      1,873,756
   01/01/2009 to 12/31/2009               $ 8.83       $10.35      1,676,258
   01/01/2010 to 12/31/2010               $10.35       $11.17      1,322,949
   01/01/2011 to 12/31/2011               $11.17       $11.02      1,558,108
   01/01/2012 to 12/31/2012               $11.02       $11.88      1,408,706
   01/01/2013 to 12/31/2013               $11.88       $12.66        907,739
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.37          5,846
   01/01/2006 to 12/31/2006               $10.37       $11.40         33,120
   01/01/2007 to 12/31/2007               $11.40       $11.93         48,539
   01/01/2008 to 12/31/2008               $11.93       $ 7.57         46,585
   01/01/2009 to 12/31/2009               $ 7.57       $ 9.90         53,476
   01/01/2010 to 12/31/2010               $ 9.90       $13.19         74,209
   01/01/2011 to 12/31/2011               $13.19       $12.75         34,677
   01/01/2012 to 12/31/2012               $12.75       $13.97         27,900
   01/01/2013 to 12/31/2013               $13.97       $18.44         34,557
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.58        171,918
   01/01/2006 to 12/31/2006               $10.58       $12.41        168,954
   01/01/2007 to 12/31/2007               $12.41       $11.43        202,870
   01/01/2008 to 12/31/2008               $11.43       $ 7.85        198,079
   01/01/2009 to 12/31/2009               $ 7.85       $ 9.73        220,227
   01/01/2010 to 12/31/2010               $ 9.73       $11.97        205,882
   01/01/2011 to 12/31/2011               $11.97       $10.99        170,842
   01/01/2012 to 12/31/2012               $10.99       $12.69        158,555
   01/01/2013 to 12/31/2013               $12.69       $17.02         65,430
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.25         29,384
   01/01/2006 to 12/31/2006               $10.25       $12.15        153,684
   01/01/2007 to 12/31/2007               $12.15       $11.44        239,086
   01/01/2008 to 12/31/2008               $11.44       $ 6.49        263,166
   01/01/2009 to 12/31/2009               $ 6.49       $ 7.85        240,344
   01/01/2010 to 12/31/2010               $ 7.85       $ 8.68        223,493
   01/01/2011 to 12/31/2011               $ 8.68       $ 8.33        168,201
   01/01/2012 to 12/31/2012               $ 8.33       $ 9.54        206,439
   01/01/2013 to 12/31/2013               $ 9.54       $12.08        178,156
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.05              0
   01/01/2006 to 12/31/2006               $12.05       $12.43        170,721
   01/01/2007 to 12/31/2007               $12.43       $13.14        258,976
   01/01/2008 to 12/31/2008               $13.14       $ 7.62        291,048
   01/01/2009 to 12/31/2009               $ 7.62       $11.42        308,179
   01/01/2010 to 12/31/2010               $11.42       $12.91        288,916
   01/01/2011 to 12/31/2011               $12.91       $12.40        221,048
   01/01/2012 to 12/31/2012               $12.40       $14.23        195,144
   01/01/2013 to 12/31/2013               $14.23       $20.02        179,710

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.39       188,953
   01/01/2006 to 12/31/2006               $ 9.39       $ 9.75       156,025
   01/01/2007 to 12/31/2007               $ 9.75       $10.44       136,277
   01/01/2008 to 12/31/2008               $10.44       $ 9.94        88,108
   01/01/2009 to 12/31/2009               $ 9.94       $10.89       120,389
   01/01/2010 to 12/31/2010               $10.89       $11.24       105,948
   01/01/2011 to 12/31/2011               $11.24       $11.43        84,604
   01/01/2012 to 12/31/2012               $11.43       $11.74        89,486
   01/01/2013 to 12/31/2013               $11.74       $11.04         4,955
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        10,374
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.23       100,964
   01/01/2009 to 12/31/2009               $ 9.23       $10.06       142,410
   01/01/2010 to 12/31/2010               $10.06       $10.59       134,991
   01/01/2011 to 12/31/2011               $10.59       $10.96       101,814
   01/01/2012 to 12/31/2012               $10.96       $11.55       106,538
   01/01/2013 to 12/31/2013               $11.55       $11.11       106,173
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.94           718
   01/01/2006 to 12/31/2006               $10.94       $13.16             0
   01/01/2007 to 12/31/2007               $13.16       $14.77             0
   01/01/2008 to 12/31/2008               $14.77       $ 8.44            38
   01/01/2009 to 12/31/2009               $ 8.44       $ 9.56         1,320
   01/01/2010 to 07/16/2010               $ 9.56       $ 9.04             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.55             0
   01/01/2006 to 12/31/2006               $10.55       $10.93             0
   01/01/2007 to 12/31/2007               $10.93       $11.94             0
   01/01/2008 to 12/31/2008               $11.94       $ 8.49         1,419
   01/01/2009 to 12/31/2009               $ 8.49       $11.94         4,591
   01/01/2010 to 07/16/2010               $11.94       $11.11             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 9.05       $10.91           439
   01/01/2011 to 12/31/2011               $10.91       $ 9.29             0
   01/01/2012 to 12/31/2012               $ 9.29       $10.31             0
   01/01/2013 to 12/31/2013               $10.31       $12.08             0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.11       $13.96         2,254
   01/01/2011 to 12/31/2011               $13.96       $12.91         1,404
   01/01/2012 to 12/31/2012               $12.91       $15.22         1,044
   01/01/2013 to 12/31/2013               $15.22       $20.84           331



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH LT5, HDV AND EBP (2.60%)



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01             0
   01/01/2006 to 12/31/2006               $10.01       $10.90             0
   01/01/2007 to 12/31/2007               $10.90       $11.59             0
   01/01/2008 to 12/31/2008               $11.59       $ 7.70        65,805
   01/01/2009 to 12/31/2009               $ 7.70       $ 9.32        68,058
   01/01/2010 to 12/31/2010               $ 9.32       $10.16        52,394
   01/01/2011 to 12/31/2011               $10.16       $ 9.64        46,603
   01/01/2012 to 12/31/2012               $ 9.64       $10.57        45,787
   01/01/2013 to 12/31/2013               $10.57       $11.32        32,719
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.20       $10.25             0
   01/01/2006 to 12/31/2006               $10.25       $11.67             0
   01/01/2007 to 12/31/2007               $11.67       $11.35             0
   01/01/2008 to 12/31/2008               $11.35       $ 7.21             0
   01/01/2009 to 12/31/2009               $ 7.21       $ 8.28        13,356
   01/01/2010 to 12/31/2010               $ 8.28       $ 9.18        12,246
   01/01/2011 to 12/31/2011               $ 9.18       $ 9.26        10,136
   01/01/2012 to 05/04/2012               $ 9.26       $10.03             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.79             0
   01/01/2007 to 12/31/2007               $10.79       $11.46             0
   01/01/2008 to 12/31/2008               $11.46       $ 7.96       157,625
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.56       148,734
   01/01/2010 to 12/31/2010               $ 9.56       $10.46       111,834
   01/01/2011 to 12/31/2011               $10.46       $10.06       100,473
   01/01/2012 to 12/31/2012               $10.06       $11.02       100,679
   01/01/2013 to 12/31/2013               $11.02       $12.63        94,962

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   06/30/2008* to 12/31/2008              $10.04       $11.65       206,480
   01/01/2009 to 12/31/2009               $11.65       $11.31       215,216
   01/01/2010 to 12/31/2010               $11.31       $12.05       137,467
   01/01/2011 to 12/31/2011               $12.05       $12.48       132,243
   01/01/2012 to 12/31/2012               $12.48       $12.53       126,225
   01/01/2013 to 12/31/2013               $12.53       $12.16       105,845
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.30        53,486
   01/01/2010 to 12/31/2010               $ 9.30       $10.02        42,201
   01/01/2011 to 12/31/2011               $10.02       $10.70        57,568
   01/01/2012 to 12/31/2012               $10.70       $10.85         7,971
   01/01/2013 to 12/31/2013               $10.85       $10.50         5,389
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.68       108,840
   01/01/2011 to 12/31/2011               $10.68       $11.58        78,548
   01/01/2012 to 12/31/2012               $11.58       $11.86        38,997
   01/01/2013 to 12/31/2013               $11.86       $11.31         8,561
AST BOND PORTFOLIO 2018
   06/30/2008* to 12/31/2008              $10.06       $12.48        39,538
   01/01/2009 to 12/31/2009               $12.48       $11.42        90,467
   01/01/2010 to 12/31/2010               $11.42       $12.36        66,204
   01/01/2011 to 12/31/2011               $12.36       $13.68        30,954
   01/01/2012 to 12/31/2012               $13.68       $14.08        11,776
   01/01/2013 to 12/31/2013               $14.08       $13.29         2,376
AST BOND PORTFOLIO 2019
   06/30/2008* to 12/31/2008              $10.08       $12.55         5,428
   01/01/2009 to 12/31/2009               $12.55       $11.28        29,487
   01/01/2010 to 12/31/2010               $11.28       $12.23        13,077
   01/01/2011 to 12/31/2011               $12.23       $13.82         8,076
   01/01/2012 to 12/31/2012               $13.82       $14.25        51,974
   01/01/2013 to 12/31/2013               $14.25       $13.21        48,694
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.72             0
   01/01/2010 to 12/31/2010               $ 8.72       $ 9.50       126,793
   01/01/2011 to 12/31/2011               $ 9.50       $10.98        29,729
   01/01/2012 to 12/31/2012               $10.98       $11.37         3,135
   01/01/2013 to 12/31/2013               $11.37       $10.35        66,633
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.92        34,608
   01/01/2011 to 12/31/2011               $10.92       $12.79        82,674
   01/01/2012 to 12/31/2012               $12.79       $13.31        32,292
   01/01/2013 to 12/31/2013               $13.31       $12.05        10,826
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.92        75,766
   01/01/2012 to 12/31/2012               $11.92       $12.29       117,699
   01/01/2013 to 12/31/2013               $12.29       $10.81         9,066

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.31        38,730
   01/01/2013 to 12/31/2013               $10.31       $ 9.02       235,679
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.68        83,093
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00             0
   01/01/2006 to 12/31/2006               $10.00       $11.07             0
   01/01/2007 to 12/31/2007               $11.07       $11.83             0
   01/01/2008 to 12/31/2008               $11.83       $ 7.50       258,438
   01/01/2009 to 12/31/2009               $ 7.50       $ 9.15       169,320
   01/01/2010 to 12/31/2010               $ 9.15       $10.11       140,900
   01/01/2011 to 12/31/2011               $10.11       $ 9.61       118,744
   01/01/2012 to 12/31/2012               $ 9.61       $10.64        81,230
   01/01/2013 to 12/31/2013               $10.64       $12.71       123,907
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.35       $11.92             0
   01/01/2006 to 12/31/2006               $11.92       $15.88             0
   01/01/2007 to 12/31/2007               $15.88       $12.38             0
   01/01/2008 to 12/31/2008               $12.38       $ 7.83        14,578
   01/01/2009 to 12/31/2009               $ 7.83       $10.06         1,516
   01/01/2010 to 12/31/2010               $10.06       $12.61         1,087
   01/01/2011 to 12/31/2011               $12.61       $13.10           770
   01/01/2012 to 12/31/2012               $13.10       $14.71           809
   01/01/2013 to 12/31/2013               $14.71       $14.78            85
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.87             0
   01/01/2006 to 12/31/2006               $10.87       $11.96             0
   01/01/2007 to 12/31/2007               $11.96       $12.95             0
   01/01/2008 to 12/31/2008               $12.95       $ 7.05           926
   01/01/2009 to 12/31/2009               $ 7.05       $ 9.11         4,101
   01/01/2010 to 12/31/2010               $ 9.11       $11.76         3,659
   01/01/2011 to 12/31/2011               $11.76       $ 9.96         2,792
   01/01/2012 to 12/31/2012               $ 9.96       $11.64         2,747
   01/01/2013 to 12/31/2013               $11.64       $15.97         2,094

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.18             0
   01/01/2006 to 12/31/2006               $10.18       $11.63             0
   01/01/2007 to 12/31/2007               $11.63       $11.91             0
   01/01/2008 to 12/31/2008               $11.91       $ 6.88         2,685
   01/01/2009 to 12/31/2009               $ 6.88       $ 7.99         9,354
   01/01/2010 to 12/31/2010               $ 7.99       $ 8.78         7,741
   01/01/2011 to 12/31/2011               $ 8.78       $ 8.08        19,783
   01/01/2012 to 12/31/2012               $ 8.08       $ 9.42        12,859
   01/01/2013 to 12/31/2013               $ 9.42       $12.25        13,120
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.49             0
   01/01/2006 to 12/31/2006               $10.49       $10.86             0
   01/01/2007 to 12/31/2007               $10.86       $12.63             0
   01/01/2008 to 12/31/2008               $12.63       $ 7.28           838
   01/01/2009 to 12/31/2009               $ 7.28       $11.14           352
   01/01/2010 to 12/31/2010               $11.14       $13.00           826
   01/01/2011 to 12/31/2011               $13.00       $12.29           221
   01/01/2012 to 12/31/2012               $12.29       $14.32           250
   01/01/2013 to 12/31/2013               $14.32       $18.43           284
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.16       $10.63             0
   01/01/2006 to 12/31/2006               $10.63       $12.60             0
   01/01/2007 to 12/31/2007               $12.60       $12.42             0
   01/01/2008 to 12/31/2008               $12.42       $ 7.58           644
   01/01/2009 to 12/31/2009               $ 7.58       $ 8.74         6,463
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.57         5,817
   01/01/2011 to 12/31/2011               $ 9.57       $ 9.27         4,819
   01/01/2012 to 12/31/2012               $ 9.27       $10.24         4,719
   01/01/2013 to 12/31/2013               $10.24       $13.43         3,706
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.20             0
   01/01/2006 to 12/31/2006               $11.20       $13.19             0
   01/01/2007 to 12/31/2007               $13.19       $15.30             0
   01/01/2008 to 12/31/2008               $15.30       $ 7.41         1,600
   01/01/2009 to 12/31/2009               $ 7.41       $ 9.77         2,752
   01/01/2010 to 12/31/2010               $ 9.77       $10.90           405
   01/01/2011 to 12/31/2011               $10.90       $ 9.24           150
   01/01/2012 to 12/31/2012               $ 9.24       $10.83           186
   01/01/2013 to 12/31/2013               $10.83       $12.56           290
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.62             0
   01/01/2006 to 12/31/2006               $10.62       $13.19             0
   01/01/2007 to 12/31/2007               $13.19       $15.13             0
   01/01/2008 to 12/31/2008               $15.13       $ 8.25           676
   01/01/2009 to 12/31/2009               $ 8.25       $10.49         1,940
   01/01/2010 to 12/31/2010               $10.49       $11.35         1,149
   01/01/2011 to 12/31/2011               $11.35       $ 9.67         1,084
   01/01/2012 to 12/31/2012               $ 9.67       $10.98         1,021
   01/01/2013 to 12/31/2013               $10.98       $12.78           331

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.89            0
   01/01/2009 to 12/31/2009               $10.89       $11.80            0
   01/01/2010 to 12/31/2010               $11.80       $12.74            0
   01/01/2011 to 12/31/2011               $12.74       $13.95            0
   01/01/2012 to 12/31/2012               $13.95       $14.86            0
   01/01/2013 to 12/31/2013               $14.86       $14.02            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.57            0
   01/01/2006 to 12/31/2006               $10.57       $12.64            0
   01/01/2007 to 12/31/2007               $12.64       $13.47            0
   01/01/2008 to 12/31/2008               $13.47       $ 7.69          142
   01/01/2009 to 12/31/2009               $ 7.69       $10.18           60
   01/01/2010 to 12/31/2010               $10.18       $10.63          211
   01/01/2011 to 12/31/2011               $10.63       $ 9.40          152
   01/01/2012 to 12/31/2012               $ 9.40       $11.17          196
   01/01/2013 to 12/31/2013               $11.17       $12.55          208
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.47            0
   01/01/2006 to 12/31/2006               $10.47       $12.08            0
   01/01/2007 to 12/31/2007               $12.08       $11.42            0
   01/01/2008 to 12/31/2008               $11.42       $ 6.51        2,177
   01/01/2009 to 12/31/2009               $ 6.51       $ 7.57           51
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.34           91
   01/01/2011 to 12/31/2011               $ 8.34       $ 7.79           55
   01/01/2012 to 12/31/2012               $ 7.79       $ 8.86            0
   01/01/2013 to 12/31/2013               $ 8.86       $12.07        1,543
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.82            0
   01/01/2006 to 12/31/2006               $10.82       $11.30            0
   01/01/2007 to 12/31/2007               $11.30       $12.65            0
   01/01/2008 to 12/31/2008               $12.65       $ 6.94        2,548
   01/01/2009 to 12/31/2009               $ 6.94       $ 8.77        9,810
   01/01/2010 to 12/31/2010               $ 8.77       $10.23        6,541
   01/01/2011 to 12/31/2011               $10.23       $ 9.88        4,812
   01/01/2012 to 12/31/2012               $ 9.88       $10.80        4,805
   01/01/2013 to 12/31/2013               $10.80       $14.37        3,945

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.87             0
   01/01/2006 to 12/31/2006               $ 9.87       $10.56             0
   01/01/2007 to 12/31/2007               $10.56       $10.91             0
   01/01/2008 to 12/31/2008               $10.91       $ 8.15           128
   01/01/2009 to 12/31/2009               $ 8.15       $10.69            59
   01/01/2010 to 12/31/2010               $10.69       $11.81           189
   01/01/2011 to 12/31/2011               $11.81       $12.67           116
   01/01/2012 to 12/31/2012               $12.67       $13.07           165
   01/01/2013 to 12/31/2013               $13.07       $12.48         1,549
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.67             0
   01/01/2006 to 12/31/2006               $10.67       $11.40             0
   01/01/2007 to 12/31/2007               $11.40       $12.78             0
   01/01/2008 to 12/31/2008               $12.78       $ 7.93             0
   01/01/2009 to 12/31/2009               $ 7.93       $ 9.60        11,690
   01/01/2010 to 12/31/2010               $ 9.60       $10.55        10,531
   01/01/2011 to 12/31/2011               $10.55       $10.21         8,789
   01/01/2012 to 12/31/2012               $10.21       $11.64         8,260
   01/01/2013 to 12/31/2013               $11.64       $15.51         6,420
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.27             0
   01/01/2006 to 12/31/2006               $10.27       $11.43             0
   01/01/2007 to 12/31/2007               $11.43       $11.44             0
   01/01/2008 to 12/31/2008               $11.44       $ 6.89        17,449
   01/01/2009 to 12/31/2009               $ 6.89       $ 9.32           755
   01/01/2010 to 12/31/2010               $ 9.32       $11.22           214
   01/01/2011 to 12/31/2011               $11.22       $10.56           458
   01/01/2012 to 12/31/2012               $10.56       $12.17           648
   01/01/2013 to 12/31/2013               $12.17       $15.70           339
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.21             0
   01/01/2007 to 12/31/2007               $10.21       $10.43             0
   01/01/2008 to 12/31/2008               $10.43       $10.41       195,019
   01/01/2009 to 12/31/2009               $10.41       $10.17       122,070
   01/01/2010 to 12/31/2010               $10.17       $ 9.91        12,010
   01/01/2011 to 12/31/2011               $ 9.91       $ 9.65        25,798
   01/01/2012 to 12/31/2012               $ 9.65       $ 9.40        25,211
   01/01/2013 to 12/31/2013               $ 9.40       $ 9.16         2,679

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.80             0
   01/01/2006 to 12/31/2006               $10.80       $11.65             0
   01/01/2007 to 12/31/2007               $11.65       $11.70             0
   01/01/2008 to 12/31/2008               $11.70       $ 6.58           171
   01/01/2009 to 12/31/2009               $ 6.58       $ 9.02         1,926
   01/01/2010 to 12/31/2010               $ 9.02       $10.84         5,126
   01/01/2011 to 12/31/2011               $10.84       $10.30         1,230
   01/01/2012 to 12/31/2012               $10.30       $11.75         1,377
   01/01/2013 to 12/31/2013               $11.75       $16.25           538
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.25       $11.25             0
   01/01/2006 to 12/31/2006               $11.25       $12.49             0
   01/01/2007 to 12/31/2007               $12.49       $14.87             0
   01/01/2008 to 12/31/2008               $14.87       $ 8.23         2,895
   01/01/2009 to 12/31/2009               $ 8.23       $10.40         1,262
   01/01/2010 to 12/31/2010               $10.40       $13.04           406
   01/01/2011 to 12/31/2011               $13.04       $12.91           951
   01/01/2012 to 12/31/2012               $12.91       $14.13           799
   01/01/2013 to 12/31/2013               $14.13       $18.25           493
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.23             0
   01/01/2006 to 12/31/2006               $10.23       $10.74             0
   01/01/2007 to 12/31/2007               $10.74       $12.41             0
   01/01/2008 to 12/31/2008               $12.41       $ 6.95             0
   01/01/2009 to 12/31/2009               $ 6.95       $ 8.29             0
   01/01/2010 to 12/31/2010               $ 8.29       $ 9.72           575
   01/01/2011 to 04/29/2011               $ 9.72       $10.86             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.98             0
   01/01/2006 to 12/31/2006               $ 9.98       $10.09             0
   01/01/2007 to 12/31/2007               $10.09       $10.49             0
   01/01/2008 to 12/31/2008               $10.49       $10.34        49,868
   01/01/2009 to 12/31/2009               $10.34       $11.10       167,258
   01/01/2010 to 12/31/2010               $11.10       $11.23         1,664
   01/01/2011 to 12/31/2011               $11.23       $11.18         1,658
   01/01/2012 to 12/31/2012               $11.18       $11.40         1,577
   01/01/2013 to 12/31/2013               $11.40       $10.87           630
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.07             0
   01/01/2006 to 12/31/2006               $10.07       $10.17             0
   01/01/2007 to 12/31/2007               $10.17       $10.73             0
   01/01/2008 to 12/31/2008               $10.73       $10.22        46,623
   01/01/2009 to 12/31/2009               $10.22       $11.60        37,289
   01/01/2010 to 12/31/2010               $11.60       $12.17        25,667
   01/01/2011 to 12/31/2011               $12.17       $12.23        23,137
   01/01/2012 to 12/31/2012               $12.23       $13.02        24,638
   01/01/2013 to 12/31/2013               $13.02       $12.45        16,372

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03             0
   01/01/2006 to 12/31/2006               $10.03       $10.55             0
   01/01/2007 to 12/31/2007               $10.55       $11.17             0
   01/01/2008 to 12/31/2008               $11.17       $ 8.76       212,163
   01/01/2009 to 12/31/2009               $ 8.76       $10.24       246,656
   01/01/2010 to 12/31/2010               $10.24       $11.03       201,065
   01/01/2011 to 12/31/2011               $11.03       $10.85       203,285
   01/01/2012 to 12/31/2012               $10.85       $11.66       188,003
   01/01/2013 to 12/31/2013               $11.66       $12.40       139,625
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.35             0
   01/01/2006 to 12/31/2006               $10.35       $11.35             0
   01/01/2007 to 12/31/2007               $11.35       $11.84             0
   01/01/2008 to 12/31/2008               $11.84       $ 7.50           729
   01/01/2009 to 12/31/2009               $ 7.50       $ 9.78           350
   01/01/2010 to 12/31/2010               $ 9.78       $12.99           406
   01/01/2011 to 12/31/2011               $12.99       $12.53           172
   01/01/2012 to 12/31/2012               $12.53       $13.69           222
   01/01/2013 to 12/31/2013               $13.69       $18.03           540
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.56             0
   01/01/2006 to 12/31/2006               $10.56       $12.35             0
   01/01/2007 to 12/31/2007               $12.35       $11.35             0
   01/01/2008 to 12/31/2008               $11.35       $ 7.77         1,446
   01/01/2009 to 12/31/2009               $ 7.77       $ 9.61         4,575
   01/01/2010 to 12/31/2010               $ 9.61       $11.80         3,595
   01/01/2011 to 12/31/2011               $11.80       $10.80         2,958
   01/01/2012 to 12/31/2012               $10.80       $12.43         3,073
   01/01/2013 to 12/31/2013               $12.43       $16.64         2,235
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.23             0
   01/01/2006 to 12/31/2006               $10.23       $12.09             0
   01/01/2007 to 12/31/2007               $12.09       $11.36             0
   01/01/2008 to 12/31/2008               $11.36       $ 6.43           168
   01/01/2009 to 12/31/2009               $ 6.43       $ 7.75            80
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.55           274
   01/01/2011 to 12/31/2011               $ 8.55       $ 8.19           180
   01/01/2012 to 12/31/2012               $ 8.19       $ 9.35           226
   01/01/2013 to 12/31/2013               $ 9.35       $11.81           223
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.02             0
   01/01/2006 to 12/31/2006               $12.02       $12.37             0
   01/01/2007 to 12/31/2007               $12.37       $13.04             0
   01/01/2008 to 12/31/2008               $13.04       $ 7.55         1,837
   01/01/2009 to 12/31/2009               $ 7.55       $11.28         5,735
   01/01/2010 to 12/31/2010               $11.28       $12.72         5,086
   01/01/2011 to 12/31/2011               $12.72       $12.18         3,744
   01/01/2012 to 12/31/2012               $12.18       $13.95         3,473
   01/01/2013 to 12/31/2013               $13.95       $19.57         3,071

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.37             0
   01/01/2006 to 12/31/2006               $ 9.37       $ 9.70             0
   01/01/2007 to 12/31/2007               $ 9.70       $10.36             0
   01/01/2008 to 12/31/2008               $10.36       $ 9.85         8,317
   01/01/2009 to 12/31/2009               $ 9.85       $10.75         4,871
   01/01/2010 to 12/31/2010               $10.75       $11.07         1,466
   01/01/2011 to 12/31/2011               $11.07       $11.23         1,319
   01/01/2012 to 12/31/2012               $11.23       $11.51         1,452
   01/01/2013 to 12/31/2013               $11.51       $10.79           502
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97             0
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.20        10,755
   01/01/2009 to 12/31/2009               $ 9.20       $10.01        24,626
   01/01/2010 to 12/31/2010               $10.01       $10.51        19,076
   01/01/2011 to 12/31/2011               $10.51       $10.85        16,479
   01/01/2012 to 12/31/2012               $10.85       $11.40        15,820
   01/01/2013 to 12/31/2013               $11.40       $10.93        15,713
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.92             0
   01/01/2006 to 12/31/2006               $10.92       $13.09             0
   01/01/2007 to 12/31/2007               $13.09       $14.67             0
   01/01/2008 to 12/31/2008               $14.67       $ 8.36             0
   01/01/2009 to 12/31/2009               $ 8.36       $ 9.44         2,476
   01/01/2010 to 07/16/2010               $ 9.44       $ 8.92             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.53             0
   01/01/2006 to 12/31/2006               $10.53       $10.87             0
   01/01/2007 to 12/31/2007               $10.87       $11.86             0
   01/01/2008 to 12/31/2008               $11.86       $ 8.41           103
   01/01/2009 to 12/31/2009               $ 8.41       $11.79           251
   01/01/2010 to 07/16/2010               $11.79       $10.96             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.93       $10.75             0
   01/01/2011 to 12/31/2011               $10.75       $ 9.13             0
   01/01/2012 to 12/31/2012               $ 9.13       $10.11             0
   01/01/2013 to 12/31/2013               $10.11       $11.81             0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.96       $13.76           177
   01/01/2011 to 12/31/2011               $13.76       $12.68           168
   01/01/2012 to 12/31/2012               $12.68       $14.92           209
   01/01/2013 to 12/31/2013               $14.92       $20.37            17



* Denotes the start date of these sub-accounts

                                    OPTIMUM

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE



                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008               $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010               $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011               $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012               $10.64       $11.86       240,813
   01/01/2013 to 12/31/2013               $11.86       $12.91       234,834
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008               $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009               $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010               $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011               $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012               $15.27       $16.63             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008               $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009               $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010               $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011               $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012               $11.11       $12.37       420,485
   01/01/2013 to 12/31/2013               $12.37       $14.41       443,366
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009               $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010               $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011               $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012               $12.81       $13.06        53,184
   01/01/2013 to 12/31/2013               $13.06       $12.89        60,588

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010               $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011               $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012               $11.23       $11.58         5,649
   01/01/2013 to 12/31/2013               $11.58       $11.39         1,513
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.85             0
   01/01/2011 to 12/31/2011               $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012               $11.97       $12.45         2,044
   01/01/2013 to 12/31/2013               $12.45       $12.08             3
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009               $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010               $11.28       $12.41             0
   01/01/2011 to 12/31/2011               $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012               $13.96       $14.61         4,673
   01/01/2013 to 12/31/2013               $14.61       $14.01        23,692
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009               $12.20       $11.14             0
   01/01/2010 to 12/31/2010               $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011               $12.29       $14.11             0
   01/01/2012 to 12/31/2012               $14.11       $14.78        12,165
   01/01/2013 to 12/31/2013               $14.78       $13.93        22,233
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010               $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011               $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012               $11.53       $12.13           768
   01/01/2013 to 12/31/2013               $12.13       $11.23       169,824
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011               $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012               $13.22       $13.97             0
   01/01/2013 to 12/31/2013               $13.97       $12.87             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012               $12.12       $12.70        19,197
   01/01/2013 to 12/31/2013               $12.70       $11.35         1,129
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.48        10,462
   01/01/2013 to 12/31/2013               $10.48       $ 9.32       119,441
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.82        84,645
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008               $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010               $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011               $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012               $10.61       $11.94       351,268
   01/01/2013 to 12/31/2013               $11.94       $14.50       365,259
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007 to 12/31/2007               $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008               $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009               $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010               $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011               $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012               $27.85       $31.80        92,654
   01/01/2013 to 12/31/2013               $31.80       $32.47        76,651
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008               $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010               $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011               $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012               $11.19       $13.30       130,099
   01/01/2013 to 12/31/2013               $13.30       $18.55       126,485
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008               $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009               $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010               $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011               $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012               $21.66       $25.66       182,309
   01/01/2013 to 12/31/2013               $25.66       $33.93       177,804
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008               $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009               $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010               $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011               $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012               $ 5.64       $ 6.68       295,653
   01/01/2013 to 12/31/2013               $ 6.68       $ 8.74       280,627

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008               $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009               $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010               $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011               $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012               $11.77       $13.21        70,906
   01/01/2013 to 12/31/2013               $13.21       $17.61        70,433
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008               $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009               $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010               $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011               $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012               $17.03       $20.29       244,689
   01/01/2013 to 12/31/2013               $20.29       $23.91       227,893
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008               $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009               $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010               $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011               $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012               $16.31       $18.84        69,926
   01/01/2013 to 12/31/2013               $18.84       $22.29        59,140
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007 to 12/31/2007               $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008               $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009               $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010               $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011               $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012               $19.43       $23.46       106,686
   01/01/2013 to 12/31/2013               $23.46       $26.79        85,086
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008               $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009               $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010               $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011               $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012               $18.50       $21.40       129,302
   01/01/2013 to 12/31/2013               $21.40       $29.63       125,403

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $19.69       $22.29        971,315
   01/01/2008 to 12/31/2008               $22.29       $12.43        710,826
   01/01/2009 to 12/31/2009               $12.43       $15.97        454,565
   01/01/2010 to 12/31/2010               $15.97       $18.93        364,357
   01/01/2011 to 12/31/2011               $18.93       $18.57        314,477
   01/01/2012 to 12/31/2012               $18.57       $20.64        298,859
   01/01/2013 to 12/31/2013               $20.64       $27.92        283,764
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $14.26       $14.68        220,080
   01/01/2008 to 12/31/2008               $14.68       $11.16        140,679
   01/01/2009 to 12/31/2009               $11.16       $14.87        152,690
   01/01/2010 to 12/31/2010               $14.87       $16.69        119,402
   01/01/2011 to 12/31/2011               $16.69       $18.20         95,056
   01/01/2012 to 12/31/2012               $18.20       $19.09        125,238
   01/01/2013 to 12/31/2013               $19.09       $18.52        176,423
AST MFS GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008               $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009               $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011               $ 8.65       $ 8.52        270,926
   01/01/2012 to 12/31/2012               $ 8.52       $ 9.87        195,704
   01/01/2013 to 12/31/2013               $ 9.87       $13.36        147,093
AST MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008               $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009               $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010               $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011               $14.55       $13.91         39,508
   01/01/2012 to 12/31/2012               $13.91       $16.30         57,927
   01/01/2013 to 12/31/2013               $16.30       $21.37         35,635
AST MONEY MARKET PORTFOLIO
   03/19/2007 to 12/31/2007               $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008               $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009               $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010               $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011               $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012               $13.97       $13.83        713,101
   01/01/2013 to 12/31/2013               $13.83       $13.69        710,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $35.44       $35.87       379,524
   01/01/2008 to 12/31/2008               $35.87       $20.51       269,632
   01/01/2009 to 12/31/2009               $20.51       $28.55       181,892
   01/01/2010 to 12/31/2010               $28.55       $34.89       147,445
   01/01/2011 to 12/31/2011               $34.89       $33.69       125,064
   01/01/2012 to 12/31/2012               $33.69       $39.06       118,486
   01/01/2013 to 12/31/2013               $39.06       $54.91       108,908
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $25.39       $29.67       403,400
   01/01/2008 to 12/31/2008               $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009               $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010               $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011               $27.32       $27.50       154,240
   01/01/2012 to 12/31/2012               $27.50       $30.60       127,169
   01/01/2013 to 12/31/2013               $30.60       $40.17       109,479
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $10.58       $12.29       291,364
   01/01/2008 to 12/31/2008               $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009               $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010               $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011               $10.10       $11.35             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008               $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009               $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010               $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011               $18.67       $18.90       241,831
   01/01/2012 to 12/31/2012               $18.90       $19.58       267,544
   01/01/2013 to 12/31/2013               $19.58       $18.97       254,029
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008               $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009               $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010               $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011               $24.38       $24.90       532,204
   01/01/2012 to 12/31/2012               $24.90       $26.95       554,965
   01/01/2013 to 12/31/2013               $26.95       $26.19       425,830
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008               $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009               $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010               $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011               $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012               $11.98       $13.09       274,996
   01/01/2013 to 12/31/2013               $13.09       $14.15       348,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008               $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009               $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010               $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011               $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012               $20.46       $22.72       122,406
   01/01/2013 to 12/31/2013               $22.72       $30.40        97,212
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008               $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009               $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010               $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011               $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012               $23.79       $27.83       104,650
   01/01/2013 to 12/31/2013               $27.83       $37.86       104,841
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008               $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009               $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010               $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011               $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012               $11.43       $13.27       174,018
   01/01/2013 to 12/31/2013               $13.27       $17.03        99,497
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008               $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009               $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010               $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011               $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012               $16.87       $19.63       117,823
   01/01/2013 to 12/31/2013               $19.63       $28.00       106,243
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008               $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009               $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010               $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011               $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012               $18.87       $19.66       130,910
   01/01/2013 to 12/31/2013               $19.66       $18.73       127,379

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008               $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009               $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010               $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011               $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012               $11.60       $12.39        38,757
   01/01/2013 to 12/31/2013               $12.39       $12.08        28,282
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/19/2007 to 12/31/2007               $17.30       $19.67        52,809
   01/01/2008 to 12/31/2008               $19.67       $11.40        35,866
   01/01/2009 to 12/31/2009               $11.40       $13.08        27,089
   01/01/2010 to 07/16/2010               $13.08       $12.47             0
EVERGREEN VA OMEGA FUND
   03/19/2007 to 12/31/2007               $10.48       $11.77         5,307
   01/01/2008 to 12/31/2008               $11.77       $ 8.49         6,360
   01/01/2009 to 12/31/2009               $ 8.49       $12.10        13,022
   01/01/2010 to 07/16/2010               $12.10       $11.34             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011               $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012               $13.07       $14.71        29,228
   01/01/2013 to 12/31/2013               $14.71       $17.47        30,007
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011               $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012               $13.44       $16.07        10,531
   01/01/2013 to 12/31/2013               $16.07       $22.30         9,762



* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
ASSETS
  Investment in the portfolios, at fair value. $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ------------  ------------  --------------  ------------   ------------
  Net Assets.................................. $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ============  ============  ==============  ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ------------  ------------  --------------  ------------   ------------
                                               $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ============  ============  ==============  ============   ============

  Units outstanding...........................   37,349,052    33,289,293      81,192,301    73,054,486      5,542,397
                                               ============  ============  ==============  ============   ============

  Portfolio shares held.......................   30,452,953    28,765,931      76,773,507   791,597,983     21,080,738
  Portfolio net asset value per share......... $      23.53  $      20.61  $        15.81  $       1.00   $       7.57
  Investment in portfolio shares, at cost..... $442,432,432  $388,641,442  $1,019,834,438  $791,597,983   $143,123,339

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
                                                01/01/2013    01/01/2013     01/01/2013     01/01/2013     01/01/2013
                                                    TO            TO             TO             TO             TO
                                                12/31/2013    12/31/2013     12/31/2013     12/31/2013     12/31/2013
                                               ------------- ------------- --------------  ------------  --------------
INVESTMENT INCOME
  Dividend income............................. $          0  $          0  $            0  $          0   $          0
                                               ------------  ------------  --------------  ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,710,219     8,351,684      21,031,748    14,789,744      2,767,512
                                               ------------  ------------  --------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..................  (11,710,219)   (8,351,684)    (21,031,748)  (14,789,744)    (2,767,512)
                                               ------------  ------------  --------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0               0             0              0
  Realized gain (loss) on shares
   redeemed...................................   50,875,035    27,729,699      34,202,790             0     12,349,955
  Net change in unrealized gain (loss) on
   investments................................  142,483,312   149,130,691     126,969,904             0     (7,437,413)
                                               ------------  ------------  --------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  193,358,347   176,860,390     161,172,694             0      4,912,542
                                               ------------  ------------  --------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $181,648,128  $168,508,706  $  140,140,946  $(14,789,744)  $  2,145,030
                                               ============  ============  ==============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                  AST
AST J.P. MORGAN    AST HERNDON                 FEDERATED        AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST        AGGRESSIVE     MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD      GROWTH        VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
==============    ============  ============  ============  ============  ============    ============     ============

$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
==============    ============  ============  ============  ============  ============    ============     ============

    78,019,025       8,256,373    19,537,307    15,357,168     5,480,263    13,096,237      13,368,449       19,606,942
==============    ============  ============  ============  ============  ============    ============     ============

    76,689,286      11,542,899    47,908,736    23,875,810     6,536,960    18,093,233       7,818,726       41,344,507
$        15.60    $      12.83  $       8.21  $      13.56  $      17.77  $      20.50    $      40.66     $       6.94
$  967,252,674    $104,452,621  $368,134,209  $222,252,806  $ 83,518,299  $225,480,320    $195,962,829     $216,401,084


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                  AST
AST J.P. MORGAN    AST HERNDON                 FEDERATED        AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST        AGGRESSIVE     MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD      GROWTH        VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------
  01/01/2013       01/01/2013    01/01/2013    01/01/2013    01/01/2013    01/01/2013      01/01/2013       01/01/2013
      TO               TO            TO            TO            TO            TO              TO               TO
  12/31/2013       12/31/2013    12/31/2013    12/31/2013    12/31/2013    12/31/2013      12/31/2013       12/31/2013
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------

$            0    $          0  $          0  $          0  $          0  $          0    $          0     $          0
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

    21,380,049       2,397,443     5,968,397     4,986,358     1,863,817     5,826,293       4,430,996        4,344,793
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

   (21,380,049)     (2,397,443)   (5,968,397)   (4,986,358)   (1,863,817)   (5,826,293)     (4,430,996)      (4,344,793)
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

             0               0             0             0             0             0               0                0
    55,849,831      10,688,369    22,293,072     8,080,472     8,326,905    33,606,474      15,799,645        5,736,365
    69,501,353      31,628,022     5,213,130    92,519,909    22,352,115    74,176,353      61,221,576       64,677,315
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

   125,351,184      42,316,391    27,506,202   100,600,381    30,679,020   107,782,827      77,021,221       70,413,680
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

$  103,971,135    $ 39,918,948  $ 21,537,805  $ 95,614,023  $ 28,815,203  $101,956,534    $ 72,590,225     $ 66,068,887
==============    ============  ============  ============  ============  ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ------------    ------------     ------------     ------------   ------------
  Net Assets..................................  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ------------    ------------     ------------     ------------   ------------
                                                $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ============    ============     ============     ============   ============

  Units outstanding...........................     6,989,167      19,346,729       18,062,677       46,096,642     18,804,818
                                                ============    ============     ============     ============   ============

  Portfolio shares held.......................    14,143,465      16,422,934       26,851,710       29,745,907     17,482,596
  Portfolio net asset value per share.........  $      16.81    $      19.86     $      11.27     $      29.18   $      15.27
  Investment in portfolio shares, at cost.....  $163,025,865    $211,786,329     $298,358,530     $506,754,809   $158,202,651

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
                                                 01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                     TO              TO               TO               TO             TO
                                                 12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               --------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $          0    $          0     $          0     $          0   $          0
                                                ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     3,112,486       4,948,216        5,404,562       14,242,493      4,000,760
                                                ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................    (3,112,486)     (4,948,216)      (5,404,562)     (14,242,493)    (4,000,760)
                                                ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0                0                0              0
  Realized gain (loss) on shares
   redeemed...................................    12,005,093      10,298,045       10,501,235       88,425,930     18,822,048
  Net change in unrealized gain (loss) on
   investments................................    52,161,221      81,029,193      (17,439,882)     165,195,823     57,363,411
                                                ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................    64,166,314      91,327,238       (6,938,647)     253,621,753     76,185,459
                                                ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 61,053,828    $ 86,379,022     $(12,343,209)    $239,379,260   $ 72,184,699
                                                ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ============    ============   ============  ============  ==============  ============  ============  ============

  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ============    ============   ============  ============  ==============  ============  ============  ============

    12,879,237      13,190,081      8,471,349    42,059,408     118,806,036    15,973,740     8,838,673     7,867,020
  ============    ============   ============  ============  ==============  ============  ============  ============

    10,158,380      18,841,411      6,275,878    55,854,601     160,183,595    20,785,151     8,451,083    10,510,280
  $      32.37    $      24.07   $      30.63  $      10.35  $        12.29  $      12.32  $      18.01  $      22.73
  $216,988,211    $260,001,720   $143,673,797  $586,299,925  $1,928,136,690  $180,981,743  $103,092,580  $209,272,772


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
   01/01/2013      01/01/2013     01/01/2013    01/01/2013     01/01/2013     01/01/2013    01/01/2013    01/01/2013
       TO              TO             TO            TO             TO             TO            TO            TO
   12/31/2013      12/31/2013     12/31/2013    12/31/2013     12/31/2013     12/31/2013    12/31/2013    12/31/2013
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $          0    $          0   $          0  $          0  $            0  $          0  $          0  $          0
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

     4,275,509       6,283,241      2,674,177    10,213,000      35,799,279     4,154,350     2,105,497     3,921,546
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    (4,275,509)     (6,283,241)    (2,674,177)  (10,213,000)    (35,799,279)   (4,154,350)   (2,105,497)   (3,921,546)
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

             0               0              0             0               0             0             0             0
    18,466,881      35,320,018      8,116,173     7,118,883      31,091,623    15,231,205    14,591,642    (8,979,998)
    60,979,123     101,638,553     39,569,488   (20,545,667)    (75,743,770)   43,510,610    24,305,832    42,318,270
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    79,446,004     136,958,571     47,685,661   (13,426,784)    (44,652,147)   58,741,815    38,897,474    33,338,272
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

  $ 75,170,495    $130,675,330   $ 45,011,484  $(23,639,784) $  (80,451,426) $ 54,587,465  $ 36,791,977  $ 29,416,726
  ============    ============   ============  ============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                --------------  ------------  ------------    ------------   ------------
  Net Assets..................................  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                ==============  ============  ============    ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                --------------  ------------  ------------    ------------   ------------
                                                $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                ==============  ============  ============    ============   ============

  Units outstanding...........................     125,027,974    10,200,369    10,878,009      11,340,058     15,013,269
                                                ==============  ============  ============    ============   ============

  Portfolio shares held.......................     102,446,269     8,858,603    16,354,716       8,901,963     21,811,584
  Portfolio net asset value per share.........  $        22.28  $      18.35  $      15.15    $      25.61   $      10.77
  Investment in portfolio shares, at cost.....  $1,769,772,865  $130,088,004  $185,716,509    $182,115,011   $239,445,186

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
                                                  01/01/2013     01/01/2013    01/01/2013      01/01/2013     01/01/2013
                                                      TO             TO            TO              TO             TO
                                                  12/31/2013     12/31/2013    12/31/2013      12/31/2013     12/31/2013
                                               ---------------- ------------- ------------  ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $            0  $          0  $          0    $          0   $          0
                                                --------------  ------------  ------------    ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      36,823,915     2,601,745     3,130,052       3,348,282      4,023,776
                                                --------------  ------------  ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (36,823,915)   (2,601,745)   (3,130,052)     (3,348,282)    (4,023,776)
                                                --------------  ------------  ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........               0             0             0               0              0
  Realized gain (loss) on shares
   redeemed...................................      42,979,657     3,314,826     8,555,484       8,808,308     (1,439,658)
  Net change in unrealized gain (loss) on
   investments................................     284,047,158    23,074,273    38,759,028      20,804,680     (9,036,912)
                                                --------------  ------------  ------------    ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     327,026,815    26,389,099    47,314,512      29,612,988    (10,476,570)
                                                --------------  ------------  ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  290,202,900  $ 23,787,354  $ 44,184,460    $ 26,264,706   $(14,500,346)
                                                ==============  ============  ============    ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    22,847,182     38,068,367     371,723,582     268,594,164     230,217,522     189,790,702     71,793,067     81,060,203
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    33,832,967     38,980,327     360,541,157     259,303,785     228,126,658     191,855,413     67,934,464     79,490,985
  $      14.12   $      11.99  $        14.01  $        12.57  $        13.80  $        13.16   $      14.00   $      11.49
  $352,390,498   $394,690,797  $3,776,325,000  $2,668,054,884  $2,472,877,820  $2,137,260,829   $770,880,206   $773,547,718


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
   01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013      01/01/2013      01/01/2013     01/01/2013
       TO             TO             TO              TO              TO              TO              TO             TO
   12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013      12/31/2013      12/31/2013     12/31/2013
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
  $          0   $          0  $            0  $            0  $            0  $            0   $          0   $          0
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

     7,728,273      6,062,388      87,642,787      62,579,779      53,483,770      50,245,986     14,485,769     15,467,588
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

    (7,728,273)    (6,062,388)    (87,642,787)    (62,579,779)    (53,483,770)    (50,245,986)   (14,485,769)   (15,467,588)
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

             0              0               0               0               0               0              0              0
    26,935,066     11,760,010     110,033,475     137,141,892      78,452,399     187,479,791     24,183,281     22,595,970
    51,243,852     52,595,015     815,483,847     170,246,951     406,791,717      49,973,969    115,395,421     82,896,744
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

    78,178,918     64,355,025     925,517,322     307,388,843     485,244,116     237,453,760    139,578,702    105,492,714
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

  $ 70,450,645   $ 58,292,637  $  837,874,535  $  244,809,064  $  431,760,346  $  187,207,774   $125,092,933   $ 90,025,126
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ------------  ------------  ------------   ------------  ----------
  Net Assets.................................. $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ============  ============  ============   ============  ==========

NET ASSETS, representing:
  Accumulation units.......................... $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ------------  ------------  ------------   ------------  ----------
                                               $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ============  ============  ============   ============  ==========

  Units outstanding...........................   61,737,019    70,368,288    42,246,292     37,183,852      79,364
                                               ============  ============  ============   ============  ==========

  Portfolio shares held.......................   60,627,906    71,070,694    40,738,335     40,742,611      89,406
  Portfolio net asset value per share......... $      12.57  $      11.63  $      12.59   $      10.56  $    13.48
  Investment in portfolio shares, at cost..... $615,378,011  $716,484,123  $412,930,856   $431,484,593  $  886,353

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
                                                01/01/2013    01/01/2013    01/01/2013     01/01/2013   01/01/2013
                                                    TO            TO            TO             TO           TO
                                                12/31/2013    12/31/2013    12/31/2013     12/31/2013   12/31/2013
                                               ------------  ------------  ------------- -------------- -----------
INVESTMENT INCOME
  Dividend income............................. $          0  $          0  $          0   $          0  $    9,588
                                               ------------  ------------  ------------   ------------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,946,887    14,460,738     7,633,461      7,318,318      16,925
                                               ------------  ------------  ------------   ------------  ----------

NET INVESTMENT INCOME (LOSS)..................  (11,946,887)  (14,460,738)   (7,633,461)    (7,318,318)     (7,337)
                                               ------------  ------------  ------------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0             0              0      81,083
  Realized gain (loss) on shares
   redeemed...................................   15,949,053    21,623,251     5,521,465      1,858,823     (17,585)
  Net change in unrealized gain (loss) on
   investments................................   89,652,112    57,465,798    71,162,072     (7,859,735)    273,004
                                               ------------  ------------  ------------   ------------  ----------

NET GAIN (LOSS) ON INVESTMENTS................  105,601,165    79,089,049    76,683,537     (6,000,912)    336,502
                                               ------------  ------------  ------------   ------------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 93,654,278  $ 64,628,311  $ 69,050,076   $(13,319,230) $  329,165
                                               ============  ============  ============   ============  ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                    COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
COLUMBIA VARIABLE COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST   GLOBAL DIVIDEND
PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS     TARGET 15
 ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

      228,256                0            15,157          498,111     3,033,563     450,327       736,323       1,308,408
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

      307,702                0            23,446        1,180,395    10,094,385     463,674       915,531         992,572
   $    15.05          $     0          $  18.20       $     6.30   $      6.24  $    15.78    $     6.58     $     28.14
   $3,805,629          $     0          $261,244       $5,937,751   $63,184,666  $5,562,170    $4,612,885     $21,669,126


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                    COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
COLUMBIA VARIABLE COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST   GLOBAL DIVIDEND
PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS     TARGET 15
 ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   01/01/2013        01/01/2013        01/01/2013      01/01/2013    01/01/2013  01/01/2013    01/01/2013     01/01/2013
       TO                TO                TO              TO            TO          TO            TO             TO
   12/31/2013        4/26/2013**       12/31/2013      12/31/2013    12/31/2013  12/31/2013    12/31/2013     12/31/2013
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   $  116,908          $     0          $    413       $        0   $   619,615  $        0    $        0     $         0
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------



       48,500            3,151             3,944          110,407     1,040,688     118,450        94,575         465,053
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

       68,408           (3,151)           (3,531)        (110,407)     (421,073)   (118,450)      (94,575)       (465,053)
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

            0                0                 0                0             0           0             0               0
      (66,222)               0            27,284          607,102    (1,279,431)    820,789       363,255       2,757,391

      749,171                0           105,347          635,738      (105,351)  1,106,590     1,201,008       1,131,736
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

      682,949                0           132,631        1,242,840    (1,384,782)  1,927,379     1,564,263       3,889,127
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

   $  751,357          $(3,151)         $129,100       $1,132,433   $(1,805,855) $1,808,929    $1,469,688     $ 3,424,074
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                 NASDAQ                     TARGET     VALUE LINE
                                               TARGET 15   S&P TARGET 24    MANAGED    TARGET 25     THE DOW TARGET
                                               PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO   DIVIDEND PORTFOLIO
                                               ----------  ------------- ------------- ----------  ------------------
ASSETS
  Investment in the portfolios, at fair value. $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ----------   -----------   -----------  ----------     -----------
  Net Assets.................................. $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ==========   ===========   ===========  ==========     ===========

NET ASSETS, representing:
  Accumulation units.......................... $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ----------   -----------   -----------  ----------     -----------
                                               $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ==========   ===========   ===========  ==========     ===========

  Units outstanding...........................    337,532       631,169     1,524,449     666,416       1,532,843
                                               ==========   ===========   ===========  ==========     ===========

  Portfolio shares held.......................    337,842       671,377     1,509,552   1,502,362       1,341,045
  Portfolio net asset value per share......... $    15.79   $     15.98   $     14.38  $     4.48     $     13.37
  Investment in portfolio shares, at cost..... $4,654,880   $ 8,061,513   $14,039,397  $4,758,906     $14,074,595

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                 NASDAQ                     TARGET     VALUE LINE
                                               TARGET 15   S&P TARGET 24    MANAGED    TARGET 25     THE DOW TARGET
                                               PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO   DIVIDEND PORTFOLIO
                                               ----------  ------------- ------------- ----------  ------------------
                                               01/01/2013                 01/01/2013   01/01/2013      01/01/2013
                                                   TO       01/01/2013        TO           TO              TO
                                               12/31/2013  TO 12/31/2013  12/31/2013   12/31/2013      12/31/2013
                                               ----------  ------------- ------------- ----------  ------------------
INVESTMENT INCOME
  Dividend income............................. $        0   $         0   $         0  $        0     $         0
                                               ----------   -----------   -----------  ----------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     62,382       135,515       324,721      93,319         275,086
                                               ----------   -----------   -----------  ----------     -----------

NET INVESTMENT INCOME (LOSS)..................    (62,382)     (135,515)     (324,721)    (93,319)       (275,086)
                                               ----------   -----------   -----------  ----------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........          0             0             0           0               0
  Realized gain (loss) on shares
   redeemed...................................    844,049       773,665     1,686,265     439,684         866,048
  Net change in unrealized gain (loss) on
   investments................................    771,525     2,229,646     4,416,229   1,347,854       3,339,920
                                               ----------   -----------   -----------  ----------     -----------

NET GAIN (LOSS) ON INVESTMENTS................  1,615,574     3,003,311     6,102,494   1,787,538       4,205,968
                                               ----------   -----------   -----------  ----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $1,553,192   $ 2,867,796   $ 5,777,773  $1,694,219     $ 3,930,882
                                               ==========   ===========   ===========  ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                       PROFUND VP                             PROFUND VP
 PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER
  ASIA 30        BANKS         BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

    844,833       766,071    2,673,831       815,474      792,114    1,003,874    3,061,959    1,184,571
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

    348,685       304,903      696,523       348,764      267,238      643,423    1,213,689      347,224
$     55.98    $    16.46  $     11.37   $     57.75  $     55.44  $     19.63  $     37.88  $     57.10
$17,478,583    $4,793,645  $ 8,582,348   $16,945,668  $12,964,049  $10,992,721  $43,924,953  $16,876,402


                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                       PROFUND VP                             PROFUND VP
 PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER
  ASIA 30        BANKS         BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------
 01/01/2013    01/01/2013   01/01/2013   01/01/2013    01/01/2013   01/01/2013   01/01/2013   01/01/2013
     TO            TO           TO           TO            TO           TO           TO           TO
 12/31/2013    12/31/2013   12/31/2013   12/31/2013    12/31/2013   12/31/2013   12/31/2013   12/31/2013
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------

$    11,108    $   29,029  $         0   $         0  $   123,969  $         0  $         0  $    40,043
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

    312,528       110,332      156,353       243,871      217,844      140,908      624,990      261,221
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

   (301,420)      (81,303)    (156,353)     (243,871)     (93,875)    (140,908)    (624,990)    (221,178)
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

          0             0            0             0            0    1,303,633      535,359       45,393
  1,369,899     1,527,643   (2,800,280)    5,586,932      510,516    2,140,459    7,698,953    2,632,068
    722,403       (78,127)    (585,915)    2,610,659    1,523,245    1,527,098    2,098,966    2,384,050
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

  2,092,302     1,449,516   (3,386,195)    8,197,591    2,033,761    4,971,190   10,333,278    5,061,511
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

$ 1,790,882    $1,368,213  $(3,542,548)  $ 7,953,720  $ 1,939,886  $ 4,830,282  $ 9,708,288  $ 4,840,333
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                 PROFUND VP
                                               CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S.
                                                 PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS
                                               -------------- -----------  -----------  -----------  ---------------
ASSETS
  Investment in the portfolios, at fair value.  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                -----------   -----------  -----------  -----------    -----------
  Net Assets..................................  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                ===========   ===========  ===========  ===========    ===========

NET ASSETS, representing:
  Accumulation units..........................  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                -----------   -----------  -----------  -----------    -----------
                                                $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                ===========   ===========  ===========  ===========    ===========

  Units outstanding...........................      893,762     1,283,810    1,746,662    2,513,863        922,731
                                                ===========   ===========  ===========  ===========    ===========

  Portfolio shares held.......................      311,243       633,896      907,200      842,058        788,973
  Portfolio net asset value per share.........  $     51.16   $     53.48  $     25.87  $     27.98    $     17.71
  Investment in portfolio shares, at cost.....  $13,833,535   $29,901,295  $21,089,539  $20,887,905    $14,342,581

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                 PROFUND VP
                                               CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S.
                                                 PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS
                                               -------------- -----------  -----------  -----------  ---------------
                                                 01/01/2013    01/01/2013   01/01/2013   01/01/2013    01/01/2013
                                                     TO            TO           TO           TO            TO
                                                 12/31/2013    12/31/2013   12/31/2013   12/31/2013    12/31/2013
                                               -------------- -----------  -----------  -----------  ---------------
INVESTMENT INCOME
  Dividend income.............................  $   132,870   $   150,469  $   256,901  $    84,196    $    42,493
                                                -----------   -----------  -----------  -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      249,245       547,675      284,445      383,112        326,640
                                                -----------   -----------  -----------  -----------    -----------

NET INVESTMENT INCOME (LOSS)..................     (116,375)     (397,206)     (27,544)    (298,916)      (284,147)
                                                -----------   -----------  -----------  -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0     1,334,941            0            0      1,368,991
  Realized gain (loss) on shares
   redeemed...................................    1,576,362       267,274    3,099,230    3,878,334     (6,433,718)
  Net change in unrealized gain (loss) on
   investments................................    1,835,420     5,792,179      538,334    1,759,869         61,084
                                                -----------   -----------  -----------  -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    3,411,782     7,394,394    3,637,564    5,638,203     (5,003,643)
                                                -----------   -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 3,295,407   $ 6,997,188  $ 3,610,020  $ 5,339,287    $(5,287,790)
                                                ===========   ===========  ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                      PROFUND VP   PROFUND VP
PROFUND VP     ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP
HEALTH CARE      YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

  2,347,512       1,154,831       886,178      240,435    1,157,353      2,771,058     1,576,487    1,338,513
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

    741,455         702,603       286,037      126,437      689,123      1,098,236       629,558      689,194
$     51.71     $     30.01   $     57.26  $     80.58  $     18.90   $      23.55   $     50.03  $     38.26
$31,964,232     $20,685,441   $13,960,317  $ 8,575,397  $11,820,182   $ 26,955,963   $28,943,413  $24,899,344


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                      PROFUND VP   PROFUND VP
PROFUND VP     ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP
HEALTH CARE      YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
01/01/2013       01/01/2013   01/01/2013    01/01/2013   01/01/2013    01/01/2013     01/01/2013   01/01/2013
    TO               TO           TO            TO           TO            TO             TO           TO
12/31/2013       12/31/2013   12/31/2013    12/31/2013   12/31/2013    12/31/2013     12/31/2013   12/31/2013
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
$   117,401     $   544,051   $    52,436  $         0  $         0   $          0   $         0  $    95,690
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------



    554,746         291,431       212,378      109,534      205,601        477,027       450,137      406,771
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

   (437,345)        252,620      (159,942)    (109,534)    (205,601)      (477,027)     (450,137)    (311,081)
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

          0         716,345             0      570,229            0              0             0            0
  5,079,887         207,188     1,830,952      977,390    3,601,473    (20,587,297)    5,629,682    5,788,428

  5,115,558         284,085     2,066,521    1,452,160      417,857      3,479,373     1,832,990      510,979
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

 10,195,445       1,207,618     3,897,473    2,999,779    4,019,330    (17,107,924)    7,462,672    6,299,407
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

$ 9,758,100     $ 1,460,238   $ 3,737,531  $ 2,890,245  $ 3,813,729   $(17,584,951)  $ 7,012,535  $ 5,988,326
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                                             PROFUND VP
                                                 PROFUND VP    PROFUND VP   RISING RATES  PROFUND VP   PROFUND VP
                                               PHARMACEUTICALS REAL ESTATE  OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR
                                               --------------- -----------  ------------ -----------  -------------
ASSETS
  Investment in the portfolios, at fair value.   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ----------    -----------  -----------  -----------   ----------
  Net Assets..................................   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ==========    ===========  ===========  ===========   ==========

NET ASSETS, representing:
  Accumulation units..........................   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ----------    -----------  -----------  -----------   ----------
                                                 $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ==========    ===========  ===========  ===========   ==========

  Units outstanding...........................      616,013        689,810    6,725,105    2,273,586      143,300
                                                 ==========    ===========  ===========  ===========   ==========

  Portfolio shares held.......................      231,226        256,511    2,241,197      999,095       46,041
  Portfolio net asset value per share.........   $    34.19    $     51.03  $      8.13  $     30.48   $    24.32
  Investment in portfolio shares, at cost.....   $7,451,949    $13,937,811  $17,929,110  $29,063,193   $1,036,837

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                                             PROFUND VP
                                                 PROFUND VP    PROFUND VP   RISING RATES  PROFUND VP   PROFUND VP
                                               PHARMACEUTICALS REAL ESTATE  OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR
                                               --------------- -----------  ------------ -----------  -------------
                                                 01/01/2013    01/01/2013    01/01/2013   01/01/2013   01/01/2013
                                                     TO            TO            TO           TO           TO
                                                 12/31/2013    12/31/2013    12/31/2013   12/31/2013   12/31/2013
                                               --------------- -----------  ------------ -----------  -------------
INVESTMENT INCOME
  Dividend income.............................   $  157,365    $   209,092  $         0  $         0   $    6,202
                                                 ----------    -----------  -----------  -----------   ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      129,195        261,685      245,302      341,558       15,547
                                                 ----------    -----------  -----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)..................       28,170        (52,593)    (245,302)    (341,558)      (9,345)
                                                 ----------    -----------  -----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      426,944              0            0            0            0
  Realized gain (loss) on shares
   redeemed...................................    1,224,035        944,646    1,517,974    5,627,086      139,494
  Net change in unrealized gain (loss) on
   investments................................      203,929     (1,232,517)     243,102    1,203,559       94,539
                                                 ----------    -----------  -----------  -----------   ----------

NET GAIN (LOSS) ON INVESTMENTS................    1,854,908       (287,871)   1,761,076    6,830,645      234,033
                                                 ----------    -----------  -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $1,883,078    $  (340,464) $ 1,515,774  $ 6,489,087   $  224,688
                                                 ==========    ===========  ===========  ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
 PROFUND VP    PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
 SMALL-CAP       SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP
   GROWTH       MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

  1,972,496      173,401      997,859    243,522    1,226,561     595,992         695,679         820,828
===========    =========  ===========  =========  ===========  ==========      ==========     ===========
  1,025,501       52,692      337,085    127,948      556,596     234,591         814,510         391,655
$     43.02    $    8.03  $      4.85  $    4.29  $     41.78  $    22.91      $     8.77     $     53.64
$39,295,065    $ 425,224  $ 1,716,427  $ 552,371  $20,397,836  $4,672,998      $7,217,452     $19,431,505


                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
 PROFUND VP    PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
 SMALL-CAP       SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP
   GROWTH       MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------
 01/01/2013    01/01/2013  01/01/2013  01/01/2013  01/01/2013  01/01/2013      01/01/2013      01/01/2013
     TO            TO          TO          TO          TO          TO              TO              TO
 12/31/2013    12/31/2013  12/31/2013  12/31/2013  12/31/2013  12/31/2013      12/31/2013      12/31/2013
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------

$         0    $       0  $         0  $       0  $    45,762  $        0      $  288,218     $         0
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

    511,125       13,004       45,238     22,626      339,528      68,878         148,768         299,290
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

   (511,125)     (13,004)     (45,238)   (22,626)    (293,766)    (68,878)        139,450        (299,290)
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

  1,539,393            0            0          0            0           0         436,312               0
  4,752,617     (402,130)  (1,045,132)  (845,592)   4,170,866     (37,027)         30,360       9,019,597
  4,251,906       50,004      (10,837)   104,337    1,930,259   1,144,388         148,717         569,169
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

 10,543,916     (352,126)  (1,055,969)  (741,255)   6,101,125   1,107,361         615,389       9,588,766
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

$10,032,791    $(365,130) $(1,101,207) $(763,881) $ 5,807,359  $1,038,483      $  754,839     $ 9,289,476
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------


                                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP      PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP
                                               ULTRANASDAQ-100 ULTRASMALL-CAP UTILITIES      GROWTH       VALUE
                                               --------------- -------------- ----------- -----------  -----------
ASSETS
  Investment in the portfolios, at fair value.   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 -----------    -----------   ----------- -----------  -----------
  Net Assets..................................   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 ===========    ===========   =========== ===========  ===========

NET ASSETS, representing:
  Accumulation units..........................   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 -----------    -----------   ----------- -----------  -----------
                                                 $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 ===========    ===========   =========== ===========  ===========

  Units outstanding...........................     9,660,960        744,603     1,484,055   1,896,726    1,194,772
                                                 ===========    ===========   =========== ===========  ===========

  Portfolio shares held.......................       707,156        536,663       671,688     577,400      451,889
  Portfolio net asset value per share.........   $     51.51    $     24.90   $     35.08 $     50.75  $     35.13
  Investment in portfolio shares, at cost.....   $29,338,041    $12,195,177   $23,151,472 $24,986,910  $14,306,691

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------


                                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP      PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP
                                               ULTRANASDAQ-100 ULTRASMALL-CAP UTILITIES      GROWTH       VALUE
                                               --------------- -------------- ----------- -----------  -----------
                                                 01/01/2013      01/01/2013   01/01/2013   01/01/2013   01/01/2013
                                                     TO              TO           TO           TO           TO
                                                 12/31/2013      12/31/2013   12/31/2013   12/31/2013   12/31/2013
                                               --------------- -------------- ----------- -----------  -----------
INVESTMENT INCOME
  Dividend income.............................   $         0    $         0   $   748,624 $    76,041  $   173,843
                                                 -----------    -----------   ----------- -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       325,499        156,097       422,039     358,134      281,249
                                                 -----------    -----------   ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)..................      (325,499)      (156,097)      326,585    (282,093)    (107,406)
                                                 -----------    -----------   ----------- -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0              0             0           0            0
  Realized gain (loss) on shares redeemed.....     7,790,202      6,006,511     1,872,371   2,035,711    3,128,860
  Net change in unrealized gain (loss) on
   investments................................     7,393,800        560,774       483,012   4,052,789    1,162,406
                                                 -----------    -----------   ----------- -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................    15,184,002      6,567,285     2,355,383   6,088,500    4,291,266
                                                 -----------    -----------   ----------- -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $14,858,503    $ 6,411,188   $ 2,681,968 $ 5,806,407  $ 4,183,860
                                                 ===========    ===========   =========== ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          WELLS FARGO      WELLS FARGO
                                                                          WELLS FARGO      ADVANTAGE        ADVANTAGE
                             RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL   VT SMALL CAP
 RYDEX VT      RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO GROWTH PORTFOLIO
   NOVA       NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2    SHARE CLASS 2
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
----------    ----------     --------      -----------    -----------     -----------       --------        ----------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
----------    ----------     --------      -----------    -----------     -----------       --------        ----------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

   186,686       842,897       12,758        1,950,320      2,674,036         803,265         71,758            95,545
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

    13,298       321,311        2,389        1,516,450      1,121,461       1,702,010        116,684           176,461
$   131.61    $    30.37     $  19.51      $     29.32    $     19.42     $     15.85       $   5.50        $    11.22
$  988,083    $6,597,145     $ 95,166      $29,300,704    $16,728,884     $21,482,253       $578,803        $1,120,182


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          WELLS FARGO      WELLS FARGO
                                                                          WELLS FARGO      ADVANTAGE        ADVANTAGE
                             RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL   VT SMALL CAP
 RYDEX VT      RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO GROWTH PORTFOLIO
   NOVA       NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2    SHARE CLASS 2
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------
01/01/2013    01/01/2013    01/01/2013     01/01/2013     01/01/2013      01/01/2013       01/01/2013       01/01/2013
    TO            TO            TO             TO             TO              TO               TO               TO
12/31/2013    12/31/2013    12/31/2013     12/31/2013     12/31/2013      12/31/2013       12/31/2013       12/31/2013
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------

$    1,610    $        0     $      0      $   280,269    $         0     $   434,293       $ 13,284        $        0
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

    21,526       125,695          930          601,931        286,828         375,820          8,978            24,481
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

   (19,916)     (125,695)        (930)        (321,662)      (286,828)         58,473          4,306           (24,481)
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

         0             0            0                0      1,677,135               0         30,891            89,275
   181,179       166,038      (33,269)       4,102,266      1,669,006         493,453        (51,559)          110,208
   452,171     2,533,555       12,208        8,867,459      1,260,833       3,846,836        122,558           501,124
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

   633,350     2,699,593      (21,061)      12,969,725      4,606,974       4,340,289        101,890           700,607
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

$  613,434    $2,573,898     $(21,991)     $12,648,063    $ 4,320,146     $ 4,398,762       $106,196        $  676,126
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               WELLS FARGO                 AST PRUDENTIAL                      COLUMBIA
                                                ADVANTAGE  AST FIRST TRUST     GROWTH       AST ADVANCED       VARIABLE
                                                VT TOTAL   BALANCED TARGET   ALLOCATION      STRATEGIES    PORTFOLIO - HIGH
                                               RETURN BOND    PORTFOLIO      PORTFOLIO       PORTFOLIO       INCOME FUND
                                               ----------- --------------- --------------  --------------  ----------------
ASSETS
  Investment in the portfolios, at fair value. $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ----------  --------------  --------------  --------------      --------
  Net Assets.................................. $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ==========  ==============  ==============  ==============      ========

NET ASSETS, representing:
  Accumulation units.......................... $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ----------  --------------  --------------  --------------      --------
                                               $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ==========  ==============  ==============  ==============      ========

  Units outstanding...........................    205,373     129,733,206     192,673,884     151,296,298             0
                                               ==========  ==============  ==============  ==============      ========

  Portfolio shares held.......................    369,943     130,990,815     185,079,158     148,269,804             0
  Portfolio net asset value per share......... $    10.09  $        11.74  $        11.96  $        14.08      $      0
  Investment in portfolio shares, at cost..... $3,749,480  $1,249,909,794  $1,818,336,180  $1,616,383,939      $      0

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               WELLS FARGO                 AST PRUDENTIAL                      COLUMBIA
                                                ADVANTAGE  AST FIRST TRUST     GROWTH       AST ADVANCED       VARIABLE
                                                VT TOTAL   BALANCED TARGET   ALLOCATION      STRATEGIES    PORTFOLIO - HIGH
                                               RETURN BOND    PORTFOLIO      PORTFOLIO       PORTFOLIO       INCOME FUND
                                               ----------- --------------- --------------  --------------  ----------------
                                               01/01/2013    01/01/2013      01/01/2013      01/01/2013       01/01/2013
                                                   TO            TO              TO              TO               TO
                                               12/31/2013    12/31/2013      12/31/2013      12/31/2013      4/26/2013**
                                               ----------- --------------- --------------  --------------  ----------------
INVESTMENT INCOME
  Dividend income............................. $   53,452  $            0  $            0  $            0      $ 18,023
                                               ----------  --------------  --------------  --------------      --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     60,886      27,589,192      38,857,288      36,831,399           735
                                               ----------  --------------  --------------  --------------      --------

NET INVESTMENT INCOME (LOSS)..................     (7,434)    (27,589,192)    (38,857,288)    (36,831,399)       17,288
                                               ----------  --------------  --------------  --------------      --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    133,035               0               0               0             0
  Realized gain (loss) on shares
   redeemed...................................     78,184      44,664,642      52,989,365      54,657,542        12,321
  Net change in unrealized gain (loss) on
   investments................................   (377,237)    157,818,555     270,131,856     245,488,262       (22,334)
                                               ----------  --------------  --------------  --------------      --------

NET GAIN (LOSS) ON INVESTMENTS................   (166,018)    202,483,197     323,121,221     300,145,804       (10,013)
                                               ----------  --------------  --------------  --------------      --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (173,452) $  174,894,005  $  284,263,933  $  263,314,405      $  7,275
                                               ==========  ==============  ==============  ==============      ========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST                                                                       AST PARAMETRIC
 INVESTMENT                                                                      EMERGING
 GRADE BOND        AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND
 PORTFOLIO      PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
============     ===========    ============   ===========     ===========     ============   ===========    ============

$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
============     ===========    ============   ===========     ===========     ============   ===========    ============

  45,339,171       3,421,631       9,502,489     7,280,462       3,761,549       14,305,315     1,396,747      19,043,429
============     ===========    ============   ===========     ===========     ============   ===========    ============

 102,113,419       4,585,181      10,263,141     9,562,847       4,564,563       16,198,163     1,735,268      32,914,361
$       6.39     $      9.05    $      12.02   $      9.85     $      9.84     $       8.97   $      8.66    $       6.17
$641,131,224     $43,093,116    $124,358,750   $94,871,135     $42,239,213     $138,089,487   $14,962,478    $204,377,867


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST                                                                       AST PARAMETRIC
 INVESTMENT                                                                      EMERGING
 GRADE BOND        AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND
 PORTFOLIO      PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013     01/01/2013     01/01/2013
     TO               TO             TO             TO              TO              TO             TO             TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013     12/31/2013     12/31/2013
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
$          0     $         0    $          0   $         0     $         0     $          0   $         0    $          0
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

  16,969,339       1,201,069       4,366,659     2,708,896         800,087        2,349,269       706,164       2,645,618
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

 (16,969,339)     (1,201,069)     (4,366,659)   (2,708,896)       (800,087)      (2,349,269)     (706,164)     (2,645,618)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

           0               0               0             0               0                0             0               0
  (5,604,646)     (2,993,764)     11,481,440    (8,919,580)      3,552,005          583,090       728,463      (6,097,915)
  (7,842,758)      2,805,664     (17,544,105)    3,728,331      (2,368,654)      (2,137,744)     (896,749)       (873,120)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

 (13,447,404)       (188,100)     (6,062,665)   (5,191,249)      1,183,351       (1,554,654)     (168,286)     (6,971,035)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

$(30,416,743)    $(1,389,169)   $(10,429,324)  $(7,900,145)    $   383,264     $ (3,903,923)  $  (874,450)   $ (9,616,653)
============     ===========    ============   ===========     ===========     ============   ===========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                                                WELLS FARGO
                                                                                                               ADVANTAGE VT
                                                AST JENNISON     AST JENNISON                                 INTRINSIC VALUE
                                               LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021     CLASS 2
                                               --------------- ---------------- -------------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 -----------     -----------     -----------    ------------    -----------
  Net Assets..................................   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 ===========     ===========     ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 -----------     -----------     -----------    ------------    -----------
                                                 $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 ===========     ===========     ===========    ============    ===========

  Units outstanding...........................     1,854,470       2,184,171       4,394,152       1,728,696      1,103,956
                                                 ===========     ===========     ===========    ============    ===========

  Portfolio shares held.......................     1,719,962       1,938,355       4,240,430       1,627,987        964,773
  Portfolio net asset value per share.........   $     16.56     $     19.15     $     11.90    $      13.01    $     18.87
  Investment in portfolio shares, at cost.....   $25,132,284     $27,188,205     $50,401,126    $ 21,502,740    $12,738,805

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                                                WELLS FARGO
                                                                                                               ADVANTAGE VT
                                                AST JENNISON     AST JENNISON                                 INTRINSIC VALUE
                                               LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021     CLASS 2
                                               --------------- ---------------- -------------- -------------- ---------------
                                                 01/01/2013       01/01/2013                     01/01/2013     01/01/2013
                                                     TO               TO          01/01/2013         TO             TO
                                                 12/31/2013       12/31/2013    TO 12/31/2013    12/31/2013     12/31/2013
                                               --------------- ---------------- -------------- -------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $         0     $         0     $         0    $          0    $   180,066
                                                 -----------     -----------     -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       372,337         468,886       2,380,235       1,671,392        263,283
                                                 -----------     -----------     -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      (372,337)       (468,886)     (2,380,235)     (1,671,392)       (83,217)
                                                 -----------     -----------     -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0               0               0              0
  Realized gain (loss) on shares
   redeemed...................................     1,333,890       1,642,964       5,462,803       5,326,145      1,408,876
  Net change in unrealized gain (loss) on
   investments................................     4,528,437       7,362,008      (7,347,002)    (10,297,116)     2,906,234
                                                 -----------     -----------     -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................     5,862,327       9,004,972      (1,884,199)     (4,970,971)     4,315,110
                                                 -----------     -----------     -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 5,489,990     $ 8,536,086     $(4,264,434)   $ (6,642,363)   $ 4,231,893
                                                 ===========     ===========     ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO                                    AST
 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT                      AST       BLACKROCK
 OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL                  QUANTITATIVE    GLOBAL
PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES
    CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

     190,607          89,585        1,401,190       1,038,851        1,152,007        2,923,127    5,961,544    13,016,054
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

     110,298         115,707          882,222       1,674,031        3,702,274        2,746,314    5,730,226    12,457,835
  $    32.19      $    10.72      $     32.78     $     11.32      $      5.48     $      11.67  $     12.46  $      11.45
  $2,258,979      $  894,266      $23,061,330     $13,346,393      $18,644,828     $ 34,450,314  $64,341,197  $126,117,907


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO                                    AST
 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT                      AST       BLACKROCK
 OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL                  QUANTITATIVE    GLOBAL
PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES
    CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------
  01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013      01/01/2013    01/01/2013   01/01/2013
      TO              TO              TO               TO               TO              TO            TO           TO
  12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013      12/31/2013    12/31/2013   12/31/2013
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------

  $    4,103      $   11,575      $   107,600     $         0      $   450,890     $          0  $         0  $          0
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

      43,703          17,519          414,237         232,982          306,556        2,913,007      484,137     2,281,372
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

     (39,600)         (5,944)        (306,637)       (232,982)         144,334       (2,913,007)    (484,137)   (2,281,372)
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

     252,636               0        2,219,263         762,524          935,376                0            0             0
     153,119          51,761        1,962,226       1,377,723          725,368        7,004,868      180,375     2,975,369
     633,590         109,764        4,821,700       4,105,551        1,472,408      (19,416,354)   6,548,151     9,565,380
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

   1,039,345         161,525        9,003,189       6,245,798        3,133,152      (12,411,486)   6,728,526    12,540,749
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

  $  999,745      $  155,581      $ 8,696,552     $ 6,012,816      $ 3,277,486     $(15,324,493) $ 6,244,389  $ 10,259,377
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                 COLUMBIA
                                                                 VARIABLE      COLUMBIA    WELLS FARGO    WELLS FARGO
                                               INVESCO V.I.  PORTFOLIO - U.S.  VARIABLE    ADVANTAGE VT   ADVANTAGE VT
                                                DIVERSIFIED     GOVERNMENT    PORTFOLIO -  OPPORTUNITY    OPPORTUNITY
                                               DIVIDEND FUND  MORTGAGE FUND   GROWTH FUND FUND - CLASS 1 FUND - CLASS 2
                                               ------------- ---------------- ----------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                -----------      --------     ----------    ----------     ----------
  Net Assets..................................  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                ===========      ========     ==========    ==========     ==========

NET ASSETS, representing:
  Accumulation units..........................  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                -----------      --------     ----------    ----------     ----------
                                                $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                ===========      ========     ==========    ==========     ==========

  Units outstanding...........................    1,866,347        77,002        372,445       221,334        413,155
                                                ===========      ========     ==========    ==========     ==========

  Portfolio shares held.......................    1,228,334        73,922        483,407       133,944        248,158
  Portfolio net asset value per share.........  $     20.93      $  10.22     $    10.37    $    26.11     $    26.15
  Investment in portfolio shares, at cost.....  $20,990,382      $763,516     $3,642,674    $2,242,448     $4,107,095

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                 COLUMBIA
                                                                 VARIABLE      COLUMBIA    WELLS FARGO    WELLS FARGO
                                               INVESCO V.I.  PORTFOLIO - U.S.  VARIABLE    ADVANTAGE VT   ADVANTAGE VT
                                                DIVERSIFIED     GOVERNMENT    PORTFOLIO -  OPPORTUNITY    OPPORTUNITY
                                               DIVIDEND FUND  MORTGAGE FUND   GROWTH FUND FUND - CLASS 1 FUND - CLASS 2
                                               ------------- ---------------- ----------- -------------- --------------
                                                01/01/2013      01/01/2013    01/01/2013    01/01/2013     01/01/2013
                                                    TO              TO            TO            TO             TO
                                                12/31/2013      12/31/2013    12/31/2013    12/31/2013     12/31/2013
                                               ------------- ---------------- ----------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $   531,182      $  6,615     $        0    $   14,422     $   12,512
                                                -----------      --------     ----------    ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      312,372         8,973         47,266        46,388         89,785
                                                -----------      --------     ----------    ----------     ----------

NET INVESTMENT INCOME (LOSS)..................      218,810        (2,358)       (47,266)      (31,966)       (77,273)
                                                -----------      --------     ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0              0             0              0
  Realized gain (loss) on shares
   redeemed...................................    1,463,210           328        117,573       164,563        410,914
  Net change in unrealized gain (loss) on
   investments................................    3,367,207       (23,217)     1,136,351       712,844      1,284,353
                                                -----------      --------     ----------    ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................    4,830,417       (22,889)     1,253,924       877,407      1,695,267
                                                -----------      --------     ----------    ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 5,049,227      $(25,247)    $1,206,658    $  845,441     $1,617,994
                                                ===========      ========     ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
    AST        AST NEUBERGER                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS     INVESCO V.I.
 PRUDENTIAL       BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP   MID CAP GROWTH
 CORE BOND       CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE       PORTFOLIO,
 PORTFOLIO       PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES I
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
===========     ===========   ============    ==============    ============     =========    ===========   ===========

$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  2,644,610       1,889,957     38,571,481       111,941,860      19,341,057        87,796      1,340,007     1,531,442
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  2,551,668       1,822,525     36,970,646       108,845,008      19,057,625        86,341      1,309,968     3,780,033
$     10.56     $     10.29   $       9.51    $        13.53    $      12.26     $    9.60    $     13.80   $      5.35
$27,276,257     $18,959,762   $351,964,633    $1,181,767,204    $195,249,867     $ 872,156    $16,173,305   $16,284,039


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
    AST        AST NEUBERGER                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS     INVESCO V.I.
 PRUDENTIAL       BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP   MID CAP GROWTH
 CORE BOND       CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE       PORTFOLIO,
 PORTFOLIO       PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES I
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
 01/01/2013     01/01/2013     01/01/2013       01/01/2013       01/01/2013      01/01/2013    01/01/2013    01/01/2013
     TO             TO             TO               TO               TO              TO            TO            TO
 12/31/2013     12/31/2013     12/31/2013       12/31/2013       12/31/2013      12/31/2013    12/31/2013    12/31/2013
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
$         0     $         0   $          0    $            0    $          0     $       0    $         0   $    56,128
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

    492,567         333,627      5,896,101        23,492,032       3,311,314        13,637        134,844       214,269
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

   (492,567)       (333,627)    (5,896,101)      (23,492,032)     (3,311,314)      (13,637)      (134,844)     (158,141)
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

          0               0              0                 0               0             0              0             0
    265,820          80,297    (24,105,758)       23,202,900       2,846,494       (37,482)       287,693       454,269
 (1,133,007)       (668,170)      (554,816)      276,212,383      32,478,412       (72,347)     1,894,970     4,135,724
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

   (867,187)       (587,873)   (24,660,574)      299,415,283      35,324,906      (109,829)     2,182,663     4,589,993
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

$(1,359,754)    $  (921,500)  $(30,556,675)   $  275,923,251    $ 32,013,592     $(123,466)   $ 2,047,819   $ 4,431,852
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                                AST AQR       AST       AST QMA       COLUMBIA
                                                               EMERGING   CLEARBRIDGE  EMERGING       VARIABLE
                                                                MARKETS    DIVIDEND     MARKETS   PORTFOLIO - CASH
                                                  AST BOND      EQUITY      GROWTH      EQUITY       MANAGEMENT
                                               PORTFOLIO 2024  PORTFOLIO   PORTFOLIO   PORTFOLIO        FUND
                                               -------------- ----------- ----------- ----------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ------------  ----------  ----------   --------      ----------
  Net Assets..................................  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ============  ==========  ==========   ========      ==========

NET ASSETS, representing:
  Accumulation units..........................  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ------------  ----------  ----------   --------      ----------
                                                $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ============  ==========  ==========   ========      ==========

  Units outstanding...........................    21,445,073     121,870     638,567     27,000         130,513
                                                ============  ==========  ==========   ========      ==========

  Portfolio shares held.......................    21,005,421     120,708     629,619     26,648       1,296,293
  Portfolio net asset value per share.........  $       8.91  $    10.24  $    11.83   $   9.74      $     1.00
  Investment in portfolio shares, at cost.....  $187,910,176  $1,221,183  $6,912,627   $253,960      $1,296,293

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                                AST AQR       AST       AST QMA       COLUMBIA
                                                               EMERGING   CLEARBRIDGE  EMERGING       VARIABLE
                                                                MARKETS    DIVIDEND     MARKETS   PORTFOLIO - CASH
                                                  AST BOND      EQUITY      GROWTH      EQUITY       MANAGEMENT
                                               PORTFOLIO 2024  PORTFOLIO   PORTFOLIO   PORTFOLIO        FUND
                                               -------------- ----------- ----------- ----------- ----------------
                                                01/02/2013*   02/25/2013* 02/25/2013* 02/25/2013*   04/26/2013*
                                                     TO           TO          TO          TO             TO
                                                 12/31/2013   12/31/2013  12/31/2013  12/31/2013     12/31/2013
                                               -------------- ----------- ----------- ----------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $          0  $        0  $        0   $      0      $       76
                                                ------------  ----------  ----------   --------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,530,501       9,036      50,980      2,837           7,676
                                                ------------  ----------  ----------   --------      ----------

NET INVESTMENT INCOME (LOSS)..................    (2,530,501)     (9,036)    (50,980)    (2,837)         (7,600)
                                                ------------  ----------  ----------   --------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0           0           0          0               0
  Realized gain (loss) on shares
   redeemed...................................   (11,211,203)     28,432      48,109    (13,926)              0
  Net change in unrealized gain (loss) on
   investments................................      (751,879)     14,864     535,761      5,587               0
                                                ------------  ----------  ----------   --------      ----------

NET GAIN (LOSS) ON INVESTMENTS................   (11,963,082)     43,296     583,870     (8,339)              0
                                                ------------  ----------  ----------   --------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(14,493,583) $   34,260  $  532,890   $(11,176)     $   (7,600)
                                                ============  ==========  ==========   ========      ==========

*  Date subaccount was available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------
                                AST FRANKLIN      AST
     COLUMBIA          AST       TEMPLETON     DEFENSIVE
     VARIABLE       BLACKROCK     FOUNDING       ASSET       AST AQR     AST QMA
PORTFOLIO - INCOME ISHARES ETF   FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
  OPPORTUNITIES     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------ -----------  ------------  -----------  ----------- -----------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     --------      -----------  ------------  -----------  ----------   --------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     ========      ===========  ============  ===========  ==========   ========

     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     --------      -----------  ------------  -----------  ----------   --------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     ========      ===========  ============  ===========  ==========   ========

       16,983        1,937,009    11,391,658    4,298,970     111,745     11,342
     ========      ===========  ============  ===========  ==========   ========

       19,692        1,912,853    11,251,791    4,244,766     110,532     11,197
     $   8.71      $     10.62  $      10.94  $      9.80  $    11.77   $  11.81
     $185,610      $19,274,063  $116,369,031  $41,009,918  $1,182,415   $123,198


                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------
                                AST FRANKLIN      AST
     COLUMBIA          AST       TEMPLETON     DEFENSIVE
     VARIABLE       BLACKROCK     FOUNDING       ASSET       AST AQR     AST QMA
PORTFOLIO - INCOME ISHARES ETF   FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
  OPPORTUNITIES     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------ -----------  ------------  -----------  ----------- -----------
   04/26/2013*     04/29/2013*  04/29/2013*   04/29/2013*  04/29/2013* 04/29/2013*
        TO             TO            TO           TO           TO          TO
    12/31/2013     12/31/2013    12/31/2013   12/31/2013   12/31/2013  12/31/2013
------------------ -----------  ------------  -----------  ----------- -----------
     $ 12,375      $         0  $          0  $         0  $        0   $      0
     --------      -----------  ------------  -----------  ----------   --------



        1,319          177,647       728,670      322,349       7,176        680
     --------      -----------  ------------  -----------  ----------   --------

       11,056         (177,647)     (728,670)    (322,349)     (7,176)      (680)
     --------      -----------  ------------  -----------  ----------   --------

        8,916                0             0            0           0          0
       (4,740)          95,178      (226,876)     136,874       3,482        572
      (14,094)       1,040,432     6,725,563      588,787     118,545      9,043
     --------      -----------  ------------  -----------  ----------   --------

       (9,918)       1,135,610     6,498,687      725,661     122,027      9,615
     --------      -----------  ------------  -----------  ----------   --------

     $  1,138      $   957,963  $  5,770,017  $   403,312  $  114,851   $  8,935
     ========      ===========  ============  ===========  ==========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS LARGE-CAP AST T. ROWE PRICE LARGE-CAP    AST SCHRODERS MULTI-ASSET
                                   VALUE PORTFOLIO            GROWTH PORTFOLIO         WORLD STRATEGIES PORTFOLIO
                             --------------------------  --------------------------  ------------------------------
                              01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                  TO            TO            TO            TO             TO              TO
                              12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012
                             ------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $(11,710,219) $ (3,821,519) $ (8,351,684) $ (6,750,797) $  (21,031,748) $    2,899,868
  Capital gains
   distributions
   received.................            0             0             0             0               0               0
  Realized gain (loss) on
   shares redeemed..........   50,875,035     5,407,843    27,729,699    24,620,363      34,202,790      23,339,272
  Net change in unrealized
   gain (loss) on
   investments..............  142,483,312    96,094,935   149,130,691    31,533,593     126,969,904      67,084,291
                             ------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  181,648,128    97,681,259   168,508,706    49,403,159     140,140,946      93,323,431
                             ------------  ------------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,377,540     4,904,248     2,396,440     7,238,088       3,843,832      35,016,747
  Annuity Payments..........   (1,760,230)   (1,310,255)     (366,275)     (239,238)       (652,350)       (334,605)
  Surrenders, withdrawals
   and death benefits.......  (72,793,550)  (64,616,464)  (36,389,896)  (28,106,023)    (59,713,087)    (44,978,740)
  Net transfers between
   other subaccounts or
   fixed rate option........   (6,609,405)   (6,570,861)   71,512,113    44,979,353     (64,278,893)     78,739,758
  Other charges.............   (1,308,878)   (1,129,256)   (2,244,417)   (1,654,141)     (9,139,295)     (8,588,490)
                             ------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (79,094,523)  (68,722,588)   34,907,965    22,218,039    (129,939,793)     59,854,670
                             ------------  ------------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  102,553,605    28,958,671   203,416,671    71,621,198      10,201,153     153,178,101

NET ASSETS
  Beginning of period.......  614,004,371   585,045,700   389,449,172   317,827,974   1,203,587,996   1,050,409,895
                             ------------  ------------  ------------  ------------  --------------  --------------
  End of period............. $716,557,976  $614,004,371  $592,865,843  $389,449,172  $1,213,789,149  $1,203,587,996
                             ============  ============  ============  ============  ==============  ==============

  Beginning units...........   42,846,969    48,461,725    30,668,443    28,909,956      91,005,979      86,929,916
                             ------------  ------------  ------------  ------------  --------------  --------------
  Units issued..............   13,019,599    16,333,949    18,390,359    18,819,444      27,207,892      53,546,456
  Units redeemed............  (18,517,516)  (21,948,705)  (15,769,509)  (17,060,957)    (37,021,570)    (49,470,393)
                             ------------  ------------  ------------  ------------  --------------  --------------
  Ending units..............   37,349,052    42,846,969    33,289,293    30,668,443      81,192,301      91,005,979
                             ============  ============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                      AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC       AST HERNDON LARGE-CAP
  AST MONEY MARKET PORTFOLIO           REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO           VALUE PORTFOLIO
------------------------------    --------------------------  ------------------------------  --------------------------
  01/01/2013        01/01/2012     01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
      TO                TO             TO            TO             TO              TO             TO            TO
  12/31/2013        12/31/2012     12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
$  (14,789,744)   $  (18,933,870) $ (2,767,512) $   (320,879) $  (21,380,049) $   (3,247,966) $ (2,397,443) $   (741,290)
             0                 0             0             0               0               0             0             0
             0                 0    12,349,955     9,875,342      55,849,831      31,157,508    10,688,369     4,774,647
             0                 0    (7,437,413)    9,879,470      69,501,353      67,697,640    31,628,022     8,271,121
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

   (14,789,744)      (18,933,870)    2,145,030    19,433,933     103,971,135      95,607,182    39,918,948    12,304,478
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

    10,167,718        20,995,395     1,000,978     3,790,348       7,066,618      27,682,144       671,258     2,777,961
    (3,771,860)       (6,114,420)     (121,552)     (184,552)       (750,101)       (371,195)     (129,918)     (123,347)
  (746,888,881)     (751,948,849)  (18,332,933)  (15,558,278)    (70,048,301)    (63,088,822)  (13,402,608)  (12,923,283)
   500,797,405       516,041,574     4,225,786    19,656,021     (49,277,801)     56,256,695    (7,599,463)   12,305,743
    (2,302,104)       (2,808,492)     (727,751)     (627,353)     (7,510,847)     (7,315,869)     (630,909)     (551,195)
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

  (241,997,722)     (223,834,792)  (13,955,472)    7,076,186    (120,520,432)     13,162,953   (21,091,640)    1,485,879
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

  (256,787,466)     (242,768,662)  (11,810,442)   26,510,119     (16,549,297)    108,770,135    18,827,308    13,790,357

 1,048,385,449     1,291,154,111   171,391,631   144,881,512   1,212,902,162   1,104,132,027   129,268,083   115,477,726
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
$  791,597,983    $1,048,385,449  $159,581,189  $171,391,631  $1,196,352,865  $1,212,902,162  $148,095,391  $129,268,083
==============    ==============  ============  ============  ==============  ==============  ============  ============

    96,860,963       118,372,984     6,083,703     5,853,783      86,515,139      85,670,935     9,571,421     9,551,439
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
   225,048,899       255,513,366     3,262,620     4,403,366      14,392,121      28,471,622     4,599,227     7,092,447
  (248,855,376)     (277,025,387)   (3,803,926)   (4,173,446)    (22,888,235)    (27,627,418)   (5,914,275)   (7,072,465)
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
    73,054,486        96,860,963     5,542,397     6,083,703      78,019,025      86,515,139     8,256,373     9,571,421
==============    ==============  ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                                          AST FEDERATED AGGRESSIVE
                              AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO       AST MID-CAP VALUE PORTFOLIO
                             --------------------------  --------------------------  -------------------------
                              01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013     01/01/2012
                                  TO            TO            TO            TO            TO             TO
                              12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013     12/31/2012
                             ------------  ------------  ------------  ------------  ------------   -----------
OPERATIONS
  Net investment income
   (loss)................... $ (5,968,397) $ 14,120,324  $ (4,986,358) $ (4,646,139) $ (1,863,817)  $(1,164,172)
  Capital gains
   distributions
   received.................            0             0             0             0             0       384,292
  Realized gain (loss) on
   shares redeemed..........   22,293,072    12,107,942     8,080,472    10,961,331     8,326,905     4,825,824
  Net change in unrealized
   gain (loss) on
   investments..............    5,213,130    20,275,620    92,519,909    35,819,112    22,352,115     8,847,952
                             ------------  ------------  ------------  ------------  ------------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   21,537,805    46,503,886    95,614,023    42,134,304    28,815,203    12,893,896
                             ------------  ------------  ------------  ------------  ------------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,868,803     5,650,628     1,315,351     4,595,336       529,129     2,120,122
  Annuity Payments..........     (520,353)     (679,138)     (440,855)     (396,101)     (192,964)     (107,598)
  Surrenders, withdrawals
   and death benefits.......  (48,625,760)  (53,825,385)  (27,811,079)  (26,404,218)  (11,868,367)   (8,640,869)
  Net transfers between
   other subaccounts or
   fixed rate option........  (26,229,889)   47,990,105    (8,622,699)    6,568,285       120,751    10,360,712
  Other charges.............   (1,075,698)   (1,080,550)     (998,744)     (838,852)     (516,273)     (423,978)
                             ------------  ------------  ------------  ------------  ------------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (74,582,897)   (1,944,340)  (36,558,026)  (16,475,550)  (11,927,724)    3,308,389
                             ------------  ------------  ------------  ------------  ------------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (53,045,092)   44,559,546    59,055,997    25,658,754    16,887,479    16,202,285

NET ASSETS
  Beginning of period.......  446,375,813   401,816,267   264,699,990   239,041,236    99,274,294    83,072,009
                             ------------  ------------  ------------  ------------  ------------   -----------
  End of period............. $393,330,721  $446,375,813  $323,755,987  $264,699,990  $116,161,773   $99,274,294
                             ============  ============  ============  ============  ============   ===========

  Beginning units...........   23,729,085    24,401,300    17,495,066    18,842,097     6,108,768     5,971,849
                             ------------  ------------  ------------  ------------  ------------   -----------
  Units issued..............   17,722,328    30,793,426     5,408,027     8,832,049     3,435,408     4,768,497
  Units redeemed............  (21,914,106)  (31,465,641)   (7,545,925)  (10,179,080)   (4,063,913)   (4,631,578)
                             ------------  ------------  ------------  ------------  ------------   -----------
  Ending units..............   19,537,307    23,729,085    15,357,168    17,495,066     5,480,263     6,108,768
                             ============  ============  ============  ============  ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP  AST GOLDMAN SACHS SMALL-CAP
AST SMALL-CAP VALUE PORTFOLIO  CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO             VALUE PORTFOLIO
----------------------------   ----------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012     01/01/2013     01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO             TO             TO             TO            TO            TO            TO
 12/31/2013      12/31/2012     12/31/2013     12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
$ (5,826,293)   $ (3,993,438)  $ (4,430,996)  $ (3,395,037)  $ (4,344,793) $ (3,672,185) $ (3,112,486) $ (1,653,832)
           0               0              0              0              0    23,887,476             0             0
  33,606,474      31,261,713     15,799,645     16,245,213      5,736,365     7,249,151    12,005,093     9,090,904
  74,176,353      17,178,068     61,221,576     31,122,073     64,677,315     3,297,132    52,161,221    10,813,631
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

 101,956,534      44,446,343     72,590,225     43,972,249     66,068,887    30,761,574    61,053,828    18,250,703
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

   1,596,101       3,674,727      1,006,579      3,369,544      1,037,100     4,421,823     1,066,224     3,515,813
    (640,800)       (455,526)      (911,996)      (922,745)      (284,004)     (160,791)     (120,812)     (179,193)
 (38,746,793)    (34,289,208)   (28,579,779)   (29,056,289)   (23,972,127)  (17,029,077)  (16,311,115)  (13,580,188)
   3,176,956      (8,081,714)     1,297,665      4,564,757     27,806,647    23,722,744    32,697,513    15,372,327
    (747,801)       (646,791)      (887,545)      (752,006)    (1,268,970)     (968,547)   (1,031,593)     (741,651)
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

 (35,362,337)    (39,798,512)   (28,075,076)   (22,796,739)     3,318,646     9,986,152    16,300,217     4,387,108
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

  66,594,197       4,647,831     44,515,149     21,175,510     69,387,533    40,747,726    77,354,045    22,637,811

 304,317,079     299,669,248    273,394,264    252,218,754    217,543,345   176,795,619   160,397,597   137,759,786
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
$370,911,276    $304,317,079   $317,909,413   $273,394,264   $286,930,878  $217,543,345  $237,751,642  $160,397,597
============    ============   ============   ============   ============  ============  ============  ============

  14,752,425      17,047,880     14,281,465     14,654,847     19,533,618    18,784,372     6,306,649     6,118,063
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
   5,411,336       6,676,599      4,846,131      7,425,490      9,920,974    12,819,770     4,317,252     4,817,040
  (7,067,524)     (8,972,054)    (5,759,147)    (7,798,872)    (9,847,650)  (12,070,524)   (3,634,734)   (4,628,454)
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
  13,096,237      14,752,425     13,368,449     14,281,465     19,606,942    19,533,618     6,989,167     6,306,649
============    ============   ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                                                              AST LORD ABBETT CORE     AST LOOMIS SAYLES LARGE-CAP
                             AST LARGE-CAP VALUE PORTFOLIO   FIXED INCOME PORTFOLIO          GROWTH PORTFOLIO
                             ----------------------------  --------------------------  ---------------------------
                              01/01/2013     01/01/2012     01/01/2013    01/01/2012     01/01/2013    01/01/2012
                                  TO             TO             TO            TO             TO            TO
                              12/31/2013     12/31/2012     12/31/2013    12/31/2012     12/31/2013    12/31/2012
                             ------------   ------------   ------------  ------------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (4,948,216)  $  3,407,853   $ (5,404,562) $ (1,998,829) $ (14,242,493) $(10,910,033)
  Capital gains
   distributions
   received.................            0              0              0     9,933,591              0             0
  Realized gain (loss) on
   shares redeemed..........   10,298,045    (18,060,034)    10,501,235    12,222,146     88,425,930    17,885,416
  Net change in unrealized
   gain (loss) on
   investments..............   81,029,193     44,012,336    (17,439,882)   (5,561,026)   165,195,823    70,490,796
                             ------------   ------------   ------------  ------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   86,379,022     29,360,155    (12,343,209)   14,595,882    239,379,260    77,466,179
                             ------------   ------------   ------------  ------------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,273,577      2,903,622      3,060,756     5,574,949      3,853,158     7,512,669
  Annuity Payments..........     (551,614)      (512,833)      (660,643)   (1,017,901)    (1,397,800)     (982,728)
  Surrenders, withdrawals
   and death benefits.......  (26,266,109)   (19,975,685)   (35,158,434)  (37,417,105)   (88,722,854)  (83,270,686)
  Net transfers between
   other subaccounts or
   fixed rate option........   40,177,205      4,084,776    (12,685,277)   18,192,685    (43,076,687)     (460,268)
  Other charges.............     (668,690)      (484,973)    (1,193,448)   (1,193,938)    (1,515,989)   (1,514,498)
                             ------------   ------------   ------------  ------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   13,964,369    (13,985,093)   (46,637,046)  (15,861,310)  (130,860,172)  (78,715,511)
                             ------------   ------------   ------------  ------------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  100,343,391     15,375,062    (58,980,255)   (1,265,428)   108,519,088    (1,249,332)

NET ASSETS
  Beginning of period.......  225,816,071    210,441,009    361,599,026   362,864,454    759,466,492   760,715,824
                             ------------   ------------   ------------  ------------  -------------  ------------
  End of period............. $326,159,462   $225,816,071   $302,618,771  $361,599,026  $ 867,985,580  $759,466,492
                             ============   ============   ============  ============  =============  ============

  Beginning units...........   18,083,059     19,081,743     20,916,654    21,912,160     54,818,134    60,823,714
                             ------------   ------------   ------------  ------------  -------------  ------------
  Units issued..............    9,062,262      6,823,123     10,060,512    15,475,748     12,924,046    20,813,270
  Units redeemed............   (7,798,592)    (7,821,807)   (12,914,489)  (16,471,254)   (21,645,538)  (26,818,850)
                             ------------   ------------   ------------  ------------  -------------  ------------
  Ending units..............   19,346,729     18,083,059     18,062,677    20,916,654     46,096,642    54,818,134
                             ============   ============   ============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                 AST NEUBERGER BERMAN      AST NEUBERGER BERMAN/LSV      AST SMALL-CAP GROWTH
 AST MFS GROWTH PORTFOLIO      MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO            PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (4,000,760)   $ (3,576,920) $ (4,275,509) $ (4,190,831) $ (6,283,241) $ (1,850,648) $ (2,674,177) $ (2,274,294)
           0               0             0             0             0             0             0             0
  18,822,048       4,590,649    18,466,881     3,038,351    35,320,018     1,475,466     8,116,173     8,866,631
  57,363,411      28,475,389    60,979,123    28,111,503   101,638,553    46,868,042    39,569,488     4,222,757
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  72,184,699      29,489,118    75,170,495    26,959,023   130,675,330    46,492,860    45,011,484    10,815,094
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

     946,684       2,743,808     1,243,425     3,910,178     1,913,534     5,089,238       674,038     2,945,194
    (644,366)       (456,042)     (581,600)     (556,787)   (1,140,769)     (975,124)     (321,368)     (149,729)
 (23,839,457)    (20,895,366)  (28,330,442)  (29,369,480)  (42,598,068)  (36,136,969)  (15,684,266)  (13,270,038)
     744,576      13,233,299    22,740,285    (1,222,518)   34,165,609    (3,989,373)   31,737,586     7,970,487
    (787,374)       (620,570)     (865,519)     (778,166)   (1,041,349)     (765,271)     (698,424)     (513,453)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
 (23,579,937)     (5,994,871)   (5,793,851)  (28,016,773)   (8,701,043)  (36,777,499)   15,707,566    (3,017,539)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  48,604,762      23,494,247    69,376,644    (1,057,750)  121,974,287     9,715,361    60,719,050     7,797,555

 218,354,477     194,860,230   259,450,120   260,507,870   331,538,473   321,823,112   131,511,083   123,713,528
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$266,959,239    $218,354,477  $328,826,764  $259,450,120  $453,512,760  $331,538,473  $192,230,133  $131,511,083
============    ============  ============  ============  ============  ============  ============  ============
  20,868,434      21,613,368    12,556,851    13,725,370    13,358,384    14,976,319     7,448,151     7,731,366
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
   5,617,291       8,401,768     7,319,815     7,324,034     7,007,675     6,064,924     5,837,631     6,769,443
  (7,680,907)     (9,146,702)   (6,997,429)   (8,492,553)   (7,175,978)   (7,682,859)   (4,814,433)   (7,052,658)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  18,804,818      20,868,434    12,879,237    12,556,851    13,190,081    13,358,384     8,471,349     7,448,151
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                             AST PIMCO LIMITED MATURITY    AST PIMCO TOTAL RETURN BOND    AST T. ROWE PRICE EQUITY
                                   BOND PORTFOLIO                   PORTFOLIO                 INCOME PORTFOLIO
                             --------------------------  ------------------------------  --------------------------
                              01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
                                  TO            TO             TO              TO             TO            TO
                              12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
                             ------------  ------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $(10,213,000) $ (3,214,161) $  (35,799,279) $   21,927,716  $ (4,154,350) $ (2,869,736)
  Capital gains
   distributions
   received.................            0    21,616,209               0      23,937,171             0             0
  Realized gain (loss) on
   shares redeemed..........    7,118,883    (7,621,877)     31,091,623      32,456,405    15,231,205     9,502,916
  Net change in unrealized
   gain (loss) on
   investments..............  (20,545,667)    9,908,128     (75,743,770)     82,241,310    43,510,610    16,374,061
                             ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  (23,639,784)   20,688,299     (80,451,426)    160,562,602    54,587,465    23,007,241
                             ------------  ------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,443,369    11,144,632       9,718,062      51,352,936     1,189,031     3,295,289
  Annuity Payments..........   (2,017,964)   (1,880,728)     (2,851,176)     (3,142,255)     (415,600)     (129,653)
  Surrenders, withdrawals
   and death benefits.......  (84,148,479)  (86,795,007)   (187,083,587)   (179,927,192)  (22,711,864)  (14,960,889)
  Net transfers between
   other subaccounts or
   fixed rate option........   12,874,956    32,389,561    (122,970,900)    288,150,275    29,704,074    44,772,819
  Other charges.............   (1,271,696)   (1,580,499)    (11,662,411)    (11,466,237)     (756,657)     (467,022)
                             ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (71,119,814)  (46,722,041)   (314,850,012)    144,967,527     7,008,984    32,510,544
                             ------------  ------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (94,759,598)  (26,033,742)   (395,301,438)    305,530,129    61,596,449    55,517,785

NET ASSETS
  Beginning of period.......  672,854,720   698,888,462   2,363,957,819   2,058,427,690   194,476,608   138,958,823
                             ------------  ------------  --------------  --------------  ------------  ------------
  End of period............. $578,095,122  $672,854,720  $1,968,656,381  $2,363,957,819  $256,073,057  $194,476,608
                             ============  ============  ==============  ==============  ============  ============

  Beginning units...........   47,792,014    51,458,919     138,676,729     129,699,948    15,573,111    12,887,510
                             ------------  ------------  --------------  --------------  ------------  ------------
  Units issued..............   20,840,851    25,458,708      45,696,911      71,285,520     7,933,510     9,440,381
  Units redeemed............  (26,573,457)  (29,125,613)    (65,567,604)    (62,308,739)   (7,532,881)   (6,754,780)
                             ------------  ------------  --------------  --------------  ------------  ------------
  Ending units..............   42,059,408    47,792,014     118,806,036     138,676,729    15,973,740    15,573,111
                             ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
  AST QMA US EQUITY ALPHA      AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET          AST INTERNATIONAL
         PORTFOLIO                RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO             VALUE PORTFOLIO
--------------------------    --------------------------  ------------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
     TO              TO            TO            TO             TO              TO             TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
$ (2,105,497)   $   (910,313) $ (3,921,546) $ (3,185,101) $  (36,823,915) $   (8,257,267) $ (2,601,745) $  1,018,108
           0               0             0             0               0      14,470,571             0             0
  14,591,642       2,380,106    (8,979,998)    2,275,657      42,979,657      46,039,654     3,314,826     6,738,173
  24,305,832      16,642,367    42,318,270     2,203,945     284,047,158     126,550,775    23,074,273    10,502,501
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

  36,791,977      18,112,160    29,416,726     1,294,501     290,202,900     178,803,733    23,787,354    18,258,782
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

     540,185       2,133,433     1,113,676     7,197,280       8,648,573      43,715,135       930,883     2,717,815
    (304,055)       (158,120)     (324,001)     (260,720)       (981,166)     (1,128,271)     (139,811)      (81,139)
 (15,114,247)    (14,748,345)  (21,118,875)  (21,941,398)   (107,679,089)    (79,062,409)  (13,324,033)  (11,593,838)
   2,330,856      15,474,068   (22,754,787)   13,629,642     194,054,688     268,259,448     9,505,543      (705,786)
    (479,998)       (371,154)   (1,433,899)   (1,395,012)    (13,092,211)    (11,080,808)     (547,546)     (474,757)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

 (13,027,259)      2,329,882   (44,517,886)   (2,770,208)     80,950,795     220,703,095    (3,574,964)  (10,137,705)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

  23,764,718      20,442,042   (15,101,160)   (1,475,707)    371,153,695     399,506,828    20,212,390     8,121,077

 128,439,283     107,997,241   253,999,831   255,475,538   1,911,349,180   1,511,842,352   142,342,978   134,221,901
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
$152,204,001    $128,439,283  $238,898,671  $253,999,831  $2,282,502,875  $1,911,349,180  $162,555,368  $142,342,978
============    ============  ============  ============  ==============  ==============  ============  ============

   9,786,553       9,571,807     9,550,468     9,670,862     120,271,609     105,877,741    10,512,769    11,036,015
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
   3,635,977       6,223,197     4,044,781     7,915,341      33,847,839      51,229,229     3,299,660     4,541,241
  (4,583,857)     (6,008,451)   (5,728,229)   (8,035,735)    (29,091,474)    (36,835,361)   (3,612,060)   (5,064,487)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
   8,838,673       9,786,553     7,867,020     9,550,468     125,027,974     120,271,609    10,200,369    10,512,769
============    ============  ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                             ----------------------------------------------------------------------------------------
                                                             AST J.P. MORGAN INTERNATIONAL    AST TEMPLETON GLOBAL
                             AST MFS GLOBAL EQUITY PORTFOLIO      EQUITY PORTFOLIO               BOND PORTFOLIO
                             ------------------------------  ----------------------------  --------------------------
                              01/01/2013      01/01/2012      01/01/2013     01/01/2012     01/01/2013    01/01/2012
                                  TO              TO              TO             TO             TO            TO
                              12/31/2013      12/31/2012      12/31/2013     12/31/2012     12/31/2013    12/31/2012
                              ------------    ------------   ------------   ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (3,130,052)   $   (694,968)   $ (3,348,282)  $    442,850   $ (4,023,776) $  2,286,726
  Capital gains
   distributions
   received.................            0               0               0              0              0     4,827,768
  Realized gain (loss) on
   shares redeemed..........    8,555,484       5,390,085       8,808,308      1,520,190     (1,439,658)    1,631,275
  Net change in unrealized
   gain (loss) on
   investments..............   38,759,028      20,912,421      20,804,680     31,260,141     (9,036,912)      445,173
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   44,184,460      25,607,538      26,264,706     33,223,181    (14,500,346)    9,190,942
                              ------------    ------------   ------------   ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,163,550       3,495,194         825,022      3,317,275      1,299,796     4,761,816
  Annuity Payments..........     (131,324)       (145,257)       (459,966)      (255,974)      (532,135)     (537,155)
  Surrenders, withdrawals
   and death benefits.......  (15,621,215)    (10,129,138)    (19,310,914)   (17,422,175)   (24,556,190)  (27,019,555)
  Net transfers between
   other subaccounts or
   fixed rate option........   61,333,000      22,739,374      14,852,403     17,902,254      9,423,669     4,533,829
  Other charges.............   (1,072,155)       (756,719)       (950,229)      (771,735)      (788,321)     (891,664)
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   45,671,856      15,203,454      (5,043,684)     2,769,645    (15,153,181)  (19,152,729)
                              ------------    ------------   ------------   ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   89,856,316      40,810,992      21,221,022     35,992,826    (29,653,527)   (9,961,787)

NET ASSETS
  Beginning of period.......  157,917,632     117,106,640     206,758,252    170,765,426    264,564,291   274,526,078
                              ------------    ------------   ------------   ------------   ------------  ------------
  End of period............. $247,773,948    $157,917,632    $227,979,274   $206,758,252   $234,910,764  $264,564,291
                              ============    ============   ============   ============   ============  ============

  Beginning units...........    8,585,436       7,715,607      11,582,552     11,107,534     16,122,460    17,356,545
                              ------------    ------------   ------------   ------------   ------------  ------------
  Units issued..............    7,957,061       6,067,812       5,565,293      8,215,704      7,072,955     7,953,115
  Units redeemed............   (5,664,488)     (5,197,983)     (5,807,787)    (7,740,686)    (8,182,146)   (9,187,200)
                              ------------    ------------   ------------   ------------   ------------  ------------
  Ending units..............   10,878,009       8,585,436      11,340,058     11,582,552     15,013,269    16,122,460
                              ============    ============   ============   ============   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
     AST INTERNATIONAL         AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET
     GROWTH PORTFOLIO           HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
--------------------------    --------------------------  ------------------------------  ------------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012      01/01/2013      01/01/2012
     TO              TO            TO            TO             TO              TO              TO              TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012      12/31/2013      12/31/2012
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
$ (7,728,273)   $ (2,646,796) $ (6,062,388) $ (3,821,920) $  (87,642,787) $  (43,111,123) $  (62,579,779) $  (29,065,144)
           0               0             0             0               0               0               0               0
  26,935,066      18,031,898    11,760,010     7,783,595     110,033,475     147,068,848     137,141,892     151,188,536
  51,243,852      55,061,085    52,595,015    15,291,495     815,483,847     281,936,075     170,246,951     181,354,900
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  70,450,645      70,446,187    58,292,637    19,253,170     837,874,535     385,893,800     244,809,064     303,478,292
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

   1,968,886       4,437,779     2,527,947     9,643,171      25,758,018     102,124,963      14,905,514      74,119,535
    (902,160)       (585,926)     (101,067)      (86,818)     (1,246,770)     (1,225,306)     (2,381,929)       (934,535)
 (48,181,798)    (44,277,496)  (25,624,487)  (15,269,194)   (246,774,718)   (189,439,213)   (192,946,080)   (160,415,685)
  28,525,821      (8,351,411)  170,318,759    42,221,772     452,026,200     291,310,099    (110,338,928)    132,489,013
    (927,402)       (838,991)   (1,920,450)   (1,327,792)    (21,499,200)    (17,672,437)    (17,078,998)    (16,008,153)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

 (19,516,653)    (49,616,045)  145,200,702    35,181,139     208,263,530     185,098,106    (307,840,421)     29,250,175
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  50,933,992      20,830,142   203,493,339    54,434,309   1,046,138,065     570,991,906     (63,031,357)    332,728,467

 426,787,497     405,957,355   263,880,786   209,446,477   4,005,043,546   3,434,051,640   3,322,479,940   2,989,751,473
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
$477,721,489    $426,787,497  $467,374,125  $263,880,786  $5,051,181,611  $4,005,043,546  $3,259,448,583  $3,322,479,940
============    ============  ============  ============  ==============  ==============  ==============  ==============

  24,202,959      27,343,227    25,556,052    22,133,953     355,694,057     341,315,862     296,046,865     294,848,532
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
   8,452,894       9,613,259    28,708,424    17,099,031     115,723,714     160,308,172      61,752,271     108,935,398
  (9,808,671)    (12,753,527)  (16,196,109)  (13,676,932)    (99,694,189)   (145,929,977)    (89,204,972)   (107,737,065)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  22,847,182      24,202,959    38,068,367    25,556,052     371,723,582     355,694,057     268,594,164     296,046,865
============    ============  ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                             ------------------------------------------------------------------------------------------
                                   AST BALANCED ASSET            AST PRESERVATION ASSET         AST SCHRODERS GLOBAL
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO           TACTICAL PORTFOLIO
                             ------------------------------  ------------------------------  --------------------------
                               01/01/2013      01/01/2012      01/01/2013      01/01/2012     01/01/2013    01/01/2012
                                   TO              TO              TO              TO             TO            TO
                               12/31/2013      12/31/2012      12/31/2013      12/31/2012     12/31/2013    12/31/2012
                             --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (53,483,770) $  (23,619,238) $  (50,245,986) $  (21,142,773) $(14,485,769) $ (8,047,680)
  Capital gains
   distributions
   received.................              0      84,342,530               0     163,050,575             0     3,019,041
  Realized gain (loss) on
   shares redeemed..........     78,452,399      71,744,620     187,479,791      75,017,692    24,183,281    17,035,331
  Net change in unrealized
   gain (loss) on
   investments..............    406,791,717     123,312,761      49,973,969       6,844,756   115,395,421    62,181,867
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    431,760,346     255,780,673     187,207,774     223,770,250   125,092,933    74,188,559
                             --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     14,528,223      56,949,344      13,501,814      55,278,691     3,619,772    19,569,297
  Annuity Payments..........     (1,366,176)     (1,673,558)     (1,671,473)       (581,067)     (267,371)      (47,070)
  Surrenders, withdrawals
   and death benefits.......   (184,535,450)   (138,117,145)   (205,481,222)   (189,725,060)  (40,700,497)  (20,485,709)
  Net transfers between
   other subaccounts or
   fixed rate option........     58,944,747     256,056,051    (371,268,685)    157,803,489   140,080,244   163,299,049
  Other charges.............    (18,350,764)    (17,021,674)    (14,195,464)    (14,477,097)   (6,683,988)   (5,162,545)
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (130,779,420)    156,193,018    (579,115,030)      8,298,956    96,048,160   157,173,022
                             --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    300,980,926     411,973,691    (391,907,256)    232,069,206   221,141,093   231,361,581

NET ASSETS
  Beginning of period.......  2,847,166,952   2,435,193,261   2,916,724,487   2,684,655,281   729,941,398   498,579,817
                             --------------  --------------  --------------  --------------  ------------  ------------
  End of period............. $3,148,147,878  $2,847,166,952  $2,524,817,231  $2,916,724,487  $951,082,491  $729,941,398
                             ==============  ==============  ==============  ==============  ============  ============

  Beginning units...........    241,017,085     228,059,866     235,651,564     235,261,368    63,913,835    49,794,863
                             --------------  --------------  --------------  --------------  ------------  ------------
  Units issued..............     53,534,981      87,013,298      42,720,901      71,082,145    28,920,270    45,975,741
  Units redeemed............    (64,334,544)    (74,056,079)    (88,581,763)    (70,691,949)  (21,041,038)  (31,856,769)
                             --------------  --------------  --------------  --------------  ------------  ------------
  Ending units..............    230,217,522     241,017,085     189,790,702     235,651,564    71,793,067    63,913,835
                             ==============  ==============  ==============  ==============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
       AST RCM WORLD            AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS         AST FI PYRAMIS(R) ASSET
     TRENDS PORTFOLIO             THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  ---------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO             TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
$(15,467,588)   $(10,274,177) $(11,946,887) $ (7,974,994) $ (14,460,738) $ (9,476,763) $ (7,633,461) $ (4,108,932)
           0      23,034,224             0     4,046,195              0    21,683,906             0             0
  22,595,970      20,530,041    15,949,053    12,687,758     21,623,251    13,280,181     5,521,465     6,168,893
  82,896,744      31,730,924    89,652,112    52,754,414     57,465,798    37,532,849    71,162,072    29,984,067
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

  90,025,126      65,021,012    93,654,278    61,513,373     64,628,311    63,020,173    69,050,076    32,044,028
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

   2,532,883      21,832,659     2,376,282    20,673,100      1,617,055    22,824,309     1,500,877    12,574,854
    (284,508)        (98,201)     (153,631)     (251,244)      (413,895)     (155,509)       (9,084)      (34,633)
 (44,658,064)    (36,790,180)  (28,287,250)  (18,173,985)   (39,778,103)  (32,132,836)  (17,309,205)  (11,271,651)
 (33,712,334)     75,429,149    44,046,525    50,139,634    (55,952,769)   49,205,514   103,122,350    57,811,076
  (7,193,006)     (6,905,879)   (5,756,654)   (5,205,379)    (6,840,241)   (6,805,739)   (3,388,095)   (2,558,826)
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

 (83,315,029)     53,467,548    12,225,272    47,182,126   (101,367,953)   32,935,739    83,916,843    56,520,820
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

   6,710,097     118,488,560   105,879,550   108,695,499    (36,739,642)   95,955,912   152,966,919    88,564,848

 906,641,320     788,152,760   656,213,226   547,517,727    863,291,810   767,335,898   359,928,718   271,363,870
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
$913,351,417    $906,641,320  $762,092,776  $656,213,226  $ 826,552,168  $863,291,810  $512,895,637  $359,928,718
============    ============  ============  ============  =============  ============  ============  ============

  88,988,075      83,953,848    60,747,828    56,706,824     79,468,076    76,501,222    34,758,580    29,299,088
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
  16,164,152      37,511,390    17,209,465    38,229,964     14,127,149    28,535,024    17,397,664    21,307,734
 (24,092,024)    (32,477,163)  (16,220,274)  (34,188,960)   (23,226,937)  (25,568,170)   (9,909,952)  (15,848,242)
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
  81,060,203      88,988,075    61,737,019    60,747,828     70,368,288    79,468,076    42,246,292    34,758,580
============    ============  ============  ============  =============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                             SUBACCOUNTS
                             --------------------------------------------------------------------------------
                             AST WESTERN ASSET CORE PLUS                         COLUMBIA VARIABLE PORTFOLIO -
                                   BOND PORTFOLIO         DAVIS VALUE PORTFOLIO   ASSET ALLOCATION FUND
                             --------------------------  ----------------------  ----------------------------
                              01/01/2013    01/01/2012   01/01/2013  01/01/2012  01/01/2013      01/01/2012
                                  TO            TO           TO          TO          TO              TO
                              12/31/2013    12/31/2012   12/31/2013  12/31/2012  12/31/2013      12/31/2012
                             ------------  ------------  ----------  ----------  ----------      -----------
OPERATIONS
  Net investment income
   (loss)................... $ (7,318,318) $  6,758,114  $   (7,337) $    1,668  $   68,408     $    59,873
  Capital gains
   distributions
   received.................            0    14,416,767      81,083      68,443           0               0
  Realized gain (loss) on
   shares redeemed..........    1,858,823     6,750,157     (17,585)    (62,379)    (66,222)       (173,431)
  Net change in unrealized
   gain (loss) on
   investments..............   (7,859,735)   (3,889,687)    273,004     121,473     749,171         710,022
                             ------------  ------------  ----------  ----------   ----------     -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  (13,319,230)   24,035,351     329,165     129,205     751,357         596,464
                             ------------  ------------  ----------  ----------   ----------     -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,661,423     8,630,992       5,507       5,228       3,311           4,578
  Annuity Payments..........     (200,741)     (227,638)    (26,111)     (1,349)    (41,651)       (282,930)
  Surrenders, withdrawals
   and death benefits.......  (32,470,215)  (27,856,440)   (208,564)   (164,929)   (367,336)       (752,944)
  Net transfers between
   other subaccounts or
   fixed rate option........   47,896,020    37,544,947     (29,786)    (16,165)   (530,809)       (149,023)
  Other charges.............   (2,643,100)   (2,559,983)     (4,006)     (4,047)     (6,307)         (7,684)
                             ------------  ------------  ----------  ----------   ----------     -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   15,243,387    15,531,878    (262,960)   (181,262)   (942,792)     (1,188,003)
                             ------------  ------------  ----------  ----------   ----------     -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    1,924,157    39,567,229      66,205     (52,057)   (191,435)       (591,539)

NET ASSETS
  Beginning of period.......  428,317,819   388,750,590   1,138,982   1,191,039   4,822,349       5,413,888
                             ------------  ------------  ----------  ----------   ----------     -----------
  End of period............. $430,241,976  $428,317,819  $1,205,187  $1,138,982  $4,630,914     $ 4,822,349
                             ============  ============  ==========  ==========   ==========     ===========

  Beginning units...........   35,787,756    34,469,621      98,752     115,205     278,069         349,314
                             ------------  ------------  ----------  ----------   ----------     -----------
  Units issued..............   22,826,473    24,987,155       5,033       5,533       5,802           2,006
  Units redeemed............  (21,430,377)  (23,669,020)    (24,421)    (21,986)    (55,615)        (73,251)
                             ------------  ------------  ----------  ----------   ----------     -----------
  Ending units..............   37,183,852    35,787,756      79,364      98,752     228,256         278,069
                             ============  ============  ==========  ==========   ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - PRUDENTIAL SP INTERNATIONAL
    MONEY MARKET FUND         SMALL COMPANY GROWTH FUND         GROWTH PORTFOLIO        NVIT DEVELOPING MARKETS FUND
----------------------------  -------------------------     --------------------------  --------------------------
 01/01/2013     01/01/2012    01/01/2013     01/01/2012      01/01/2013    01/01/2012    01/01/2013     01/01/2012
     TO             TO            TO             TO              TO            TO            TO             TO
04/26/2013**    12/31/2012    12/31/2013     12/31/2012      12/31/2013    12/31/2012    12/31/2013     12/31/2012
------------    -----------   ----------     ----------     -----------   -----------   ------------   ------------
$    (3,151)   $   (11,939)    $ (3,531)      $ (3,971)     $  (110,407)  $   (74,697)  $   (421,073)  $ (1,151,327)
          0              0            0              0                0             0              0              0
          0              0       27,284         11,430          607,102       751,249     (1,279,431)    (1,067,105)
          0              0      105,347         33,751          635,738       819,066       (105,351)    12,698,073
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

     (3,151)       (11,939)     129,100         41,210        1,132,433     1,495,618     (1,805,855)    10,479,641
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

        872          1,971          244            986           41,865        16,505        501,116        981,284
          0            (39)     (22,775)             0          (15,813)      (26,957)       (92,200)      (351,194)
   (253,466)    (1,082,610)     (59,184)       (50,162)      (1,070,140)   (1,289,024)    (9,133,168)   (10,669,363)
   (761,297)       931,269         (885)         2,406         (903,141)      186,227     (5,403,136)     3,407,145
       (447)        (3,324)        (810)          (928)          (8,374)      (13,183)       (74,887)       (91,830)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

 (1,014,338)      (152,733)     (83,410)       (47,698)      (1,955,603)   (1,126,432)   (14,202,275)    (6,723,958)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

 (1,017,489)      (164,672)      45,690         (6,488)        (823,170)      369,186    (16,008,130)     3,755,683

  1,017,489      1,182,161      381,023        387,511        8,259,660     7,890,474     78,997,094     75,241,411
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
$         0    $ 1,017,489     $426,713       $381,023      $ 7,436,490   $ 8,259,660   $ 62,988,964   $ 78,997,094
===========     ===========    ========       ========      ===========   ===========   ============   ============

     94,947        109,204       18,821         21,224          650,993       750,098      3,750,680      4,090,174
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
     40,040        128,743           11            512          225,230       256,871      1,424,044      1,959,169
   (134,987)      (143,000)      (3,675)        (2,915)        (378,112)     (355,976)    (2,141,161)    (2,298,663)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
          0         94,947       15,157         18,821          498,111       650,993      3,033,563      3,750,680
===========     ===========    ========       ========      ===========   ===========   ============   ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                                       FIRST TRUST TARGET FOCUS  GLOBAL DIVIDEND TARGET 15
                             THE DOW DART 10 PORTFOLIO      FOUR PORTFOLIO               PORTFOLIO
                             ------------------------  ------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO           TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (118,450) $  (116,305) $   (94,575) $  (108,806) $  (465,053) $  (466,040)
  Capital gains
   distributions
   received.................           0            0            0            0            0            0
  Realized gain (loss) on
   shares redeemed..........     820,789      701,243      363,255       33,555    2,757,391    1,845,207
  Net change in unrealized
   gain (loss) on
   investments..............   1,106,590        7,065    1,201,008      801,754    1,131,736    4,205,062
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,808,929      592,003    1,469,688      726,503    3,424,074    5,584,229
                             -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      24,934       96,840      167,559       78,815      431,115      375,763
  Annuity Payments..........     (28,676)         290       (8,433)           0     (112,142)     (68,457)
  Surrenders, withdrawals
   and death benefits.......  (1,050,318)  (1,008,377)    (741,165)    (890,333)  (3,369,132)  (3,174,514)
  Net transfers between
   other subaccounts or
   fixed rate option........      37,540       90,727     (661,384)  (1,109,358)  (4,064,187)   4,361,068
  Other charges.............      (9,338)      (9,546)      (7,230)     (11,563)     (29,911)     (32,847)
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,025,858)    (830,066)  (1,250,653)  (1,932,439)  (7,144,257)   1,461,013
                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     783,071     (238,063)     219,035   (1,205,936)  (3,720,183)   7,045,242

NET ASSETS
  Beginning of period.......   6,533,699    6,771,762    5,805,160    7,011,096   31,651,150   24,605,908
                             -----------  -----------  -----------  -----------  -----------  -----------
  End of period............. $ 7,316,770  $ 6,533,699  $ 6,024,195  $ 5,805,160  $27,930,967  $31,651,150
                             ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units...........     520,001      588,903      906,260    1,182,518    1,676,458    1,599,922
                             -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..............     208,113      285,453      311,921      359,396      481,511      875,700
  Units redeemed............    (277,787)    (354,355)    (481,858)    (635,654)    (849,561)    (799,164)
                             -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..............     450,327      520,001      736,323      906,260    1,308,408    1,676,458
                             ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                       SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
NASDAQ TARGET 15 PORTFOLIO   S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO VALUE LINE TARGET 25 PORTFOLIO
-------------------------   ------------------------  ---------------------------  -----------------------------
01/01/2013     01/01/2012    01/01/2013   01/01/2012   01/01/2013     01/01/2012    01/01/2013      01/01/2012
    TO             TO            TO           TO           TO             TO            TO              TO
12/31/2013     12/31/2012    12/31/2013   12/31/2012   12/31/2013     12/31/2012    12/31/2013      12/31/2012
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
$  (62,382)   $   (63,373)  $  (135,515) $  (134,313) $  (324,721)   $  (334,110)  $   (93,319)    $  (101,211)
         0              0             0            0            0              0             0               0
   844,049        415,176       773,665      348,835    1,686,265      2,022,447       439,684         480,671
   771,525        169,420     2,229,646      375,322    4,416,229        446,326     1,347,854         899,557
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

 1,553,192        521,223     2,867,796      589,844    5,777,773      2,134,663     1,694,219       1,279,017
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

    48,381         15,422       182,855      175,425      232,114         91,173        47,956          56,938
         0              0       (35,097)      (5,578)     (43,422)       (66,891)       20,399         (24,602)
  (439,154)      (804,913)     (944,358)  (1,167,597)  (2,262,097)    (3,268,437)     (720,351)       (951,121)
 1,011,467       (966,240)    1,508,727   (1,607,214)    (341,437)      (479,261)     (580,085)     (1,213,658)
    (3,019)        (3,073)      (10,437)     (10,452)     (43,677)       (46,645)       (7,285)         (8,387)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

   617,675     (1,758,804)      701,690   (2,615,416)  (2,458,519)    (3,770,061)   (1,239,366)     (2,140,830)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

 2,170,867     (1,237,581)    3,569,486   (2,025,572)   3,319,254     (1,635,398)      454,853        (861,813)

 3,163,662      4,401,243     7,159,113    9,184,685   18,388,104     20,023,502     6,275,731       7,137,544
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
$5,334,529    $ 3,163,662   $10,728,599  $ 7,159,113  $21,707,358    $18,388,104   $ 6,730,584     $ 6,275,731
==========    ===========   ===========  ===========   ===========   ===========    ===========     ===========

   295,457        454,419       596,959      817,764    1,716,295      2,087,462       797,944       1,095,836
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
   394,877        354,859       412,139      351,986      473,691        540,979        58,897         120,020
  (352,802)      (513,821)     (377,929)    (572,791)    (665,537)      (912,146)     (190,425)       (417,912)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
   337,532        295,457       631,169      596,959    1,524,449      1,716,295       666,416         797,944
==========    ===========   ===========  ===========   ===========   ===========    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                              THE DOW TARGET DIVIDEND
                                     PORTFOLIO            PROFUND VP ASIA 30         PROFUND VP BANKS
                             ------------------------  ------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO           TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (275,086) $  (311,996) $  (301,420) $  (333,070) $   (81,303) $   (75,725)
  Capital gains
   distributions
   received.................           0            0            0            0            0            0
  Realized gain (loss) on
   shares redeemed..........     866,048    2,333,448    1,369,899   (3,987,853)   1,527,643      242,722
  Net change in unrealized
   gain (loss) on
   investments..............   3,339,920   (1,426,830)     722,403    7,008,916      (78,127)     279,738
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,930,882      594,622    1,790,882    2,687,993    1,368,213      446,735
                             -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     288,638      157,373       89,336      257,956       44,227       16,973
  Annuity Payments..........     (44,591)    (118,440)     (79,984)     (24,264)      (4,367)     (13,306)
  Surrenders, withdrawals
   and death benefits.......  (2,493,171)  (2,636,228)  (3,071,679)  (2,315,767)    (862,358)    (789,716)
  Net transfers between
   other subaccounts or
   fixed rate option........     627,190   (4,062,851)  (1,977,453)     984,409   (1,950,386)   4,464,395
  Other charges.............     (24,675)     (28,368)     (35,911)     (36,211)      (7,054)      (5,023)
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,646,609)  (6,688,514)  (5,075,691)  (1,133,877)  (2,779,938)   3,673,323
                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,284,273   (6,093,892)  (3,284,809)   1,554,116   (1,411,725)   4,120,058

NET ASSETS
  Beginning of period.......  15,645,504   21,739,396   22,804,193   21,250,077    6,430,427    2,310,369
                             -----------  -----------  -----------  -----------  -----------  -----------
  End of period............. $17,929,777  $15,645,504  $19,519,384  $22,804,193  $ 5,018,702  $ 6,430,427
                             ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units...........   1,694,934    2,453,874    1,128,784    1,208,979    1,296,114      618,255
                             -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..............     729,035    2,209,847    1,406,705    1,523,294    5,227,229    6,496,033
  Units redeemed............    (891,126)  (2,968,787)  (1,690,656)  (1,603,489)  (5,757,272)  (5,818,174)
                             -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..............   1,532,843    1,694,934      844,833    1,128,784      766,071    1,296,114
                             ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
      PROFUND VP BEAR         PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS   PROFUND VP ULTRABULL
--------------------------    ------------------------  ------------------------   ------------------------
 01/01/2013      01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO           TO           TO            TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
$   (156,353)   $   (259,460) $  (243,871) $  (152,248) $   (93,875)  $  (212,913) $  (140,908) $  (136,956)
           0               0            0            0            0             0    1,303,633            0
  (2,800,280)     (4,462,848)   5,586,932    2,434,803      510,516    (2,223,555)   2,140,459    2,714,266
    (585,915)        927,305    2,610,659      391,891    1,523,245     3,374,195    1,527,098     (252,798)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

  (3,542,548)     (3,795,003)   7,953,720    2,674,446    1,939,886       937,727    4,830,282    2,324,512
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

     114,211          54,388      123,320       51,333       95,503       233,521       45,845       75,377
      (4,776)        (12,490)      (8,612)     (13,657)     (44,759)       (6,251)      (6,459)     (21,140)
  (1,300,864)     (2,346,503)  (2,363,701)  (1,740,414)  (1,826,879)   (2,030,951)  (1,234,114)  (1,248,651)
   2,718,023      (2,160,388)   3,582,144    5,129,092      999,855    (2,526,867)     978,531   (4,086,492)
     (11,516)        (16,660)      (9,962)      (6,739)     (13,162)      (17,285)      (8,033)      (8,977)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

   1,515,078      (4,481,653)   1,323,189    3,419,615     (789,442)   (4,347,833)    (224,230)  (5,289,883)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------


  (2,027,470)     (8,276,656)   9,276,909    6,094,061    1,150,444    (3,410,106)   4,606,052   (2,965,371)

   9,946,938      18,223,594   10,864,210    4,770,149   13,665,207    17,075,313    8,024,345   10,989,716
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
$  7,919,468    $  9,946,938  $20,141,119  $10,864,210  $14,815,651   $13,665,207  $12,630,397  $ 8,024,345
============    ============  ===========  ===========  ===========   ===========  ===========  ===========

   2,506,160       3,842,819      717,074      444,163      863,209     1,156,867    1,021,343    1,787,163
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
  19,652,261      22,329,398    1,683,592    2,317,443    1,023,255     1,224,448    3,542,434    7,081,862
 (19,484,590)    (23,666,057)  (1,585,192)  (2,044,532)  (1,094,350)   (1,518,106)  (3,559,903)  (7,847,682)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
   2,673,831       2,506,160      815,474      717,074      792,114       863,209    1,003,874    1,021,343
============    ============  ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                                                                PROFUND VP                PROFUND VP
                                   PROFUND VP BULL           CONSUMER SERVICES     CONSUMER GOODS PORTFOLIO
                             --------------------------  ------------------------  ------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO            TO            TO           TO           TO           TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   (624,990) $   (703,489) $  (221,178) $  (196,245) $  (116,375) $   (95,851)
  Capital gains
   distributions
   received.................      535,359             0       45,393       61,850            0            0
  Realized gain (loss) on
   shares redeemed..........    7,698,953     6,482,372    2,632,068    1,564,438    1,576,362    1,224,958
  Net change in unrealized
   gain (loss) on
   investments..............    2,098,966      (312,047)   2,384,050      414,944    1,835,420      (14,831)
                             ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    9,708,288     5,466,836    4,840,333    1,844,987    3,295,407    1,114,276
                             ------------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      208,718       337,976      101,095      211,915       67,900      235,283
  Annuity Payments..........      (76,130)      (52,002)      (8,395)      (1,607)     (31,792)     (33,452)
  Surrenders, withdrawals
   and death benefits.......   (6,218,563)   (6,864,221)  (1,670,771)  (1,441,282)  (2,238,339)  (1,557,634)
  Net transfers between
   other subaccounts or
   fixed rate option........    2,947,806   (20,665,313)   5,779,992    1,889,787    3,477,400   (4,336,958)
  Other charges.............      (60,348)      (64,943)     (55,419)     (33,573)     (61,763)     (42,953)
                             ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (3,198,517)  (27,308,503)   4,146,502      625,240    1,213,406   (5,735,714)
                             ------------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    6,509,771   (21,841,667)   8,986,835    2,470,227    4,508,813   (4,621,438)

NET ASSETS
  Beginning of period.......   39,464,771    61,306,438   10,839,632    8,369,405   11,414,372   16,035,810
                             ------------  ------------  -----------  -----------  -----------  -----------
  End of period............. $ 45,974,542  $ 39,464,771  $19,826,467  $10,839,632  $15,923,185  $11,414,372
                             ============  ============  ===========  ===========  ===========  ===========

  Beginning units...........    3,403,519     6,004,400      888,964      823,362      802,776    1,243,206
                             ------------  ------------  -----------  -----------  -----------  -----------
  Units issued..............   14,006,125    19,004,836    1,900,784    2,837,784    1,255,174    2,339,420
  Units redeemed............  (14,347,685)  (21,605,717)  (1,605,177)  (2,772,182)  (1,164,188)  (2,779,850)
                             ------------  ------------  -----------  -----------  -----------  -----------
  Ending units..............    3,061,959     3,403,519    1,184,571      888,964      893,762      802,776
                             ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                        PROFUND VP
  PROFUND VP OIL & GAS        PROFUND VP EUROPE 30      PROFUND VP FINANCIALS      U.S. GOVERNMENT PLUS
------------------------    ------------------------  ------------------------  --------------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO           TO           TO           TO           TO           TO            TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
$  (397,206)   $  (614,198) $   (27,544) $   193,749  $  (298,916) $  (229,284) $   (284,147) $   (621,389)
  1,334,941      3,397,242            0            0            0            0     1,368,991     6,286,695
    267,274     (4,302,406)   3,099,230     (470,449)   3,878,334      675,765    (6,433,718)   (4,529,257)
  5,792,179      1,561,339      538,334    2,387,840    1,759,869    1,905,146        61,084    (2,245,022)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

  6,997,188         41,977    3,610,020    2,111,140    5,339,287    2,351,627    (5,287,790)   (1,108,973)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

    215,463        334,010       77,333      115,120      117,254      234,689       281,006        14,291
   (377,549)      (261,671)        (491)     (26,804)     (13,870)        (860)      (39,804)      (74,477)
 (5,505,757)    (4,791,361)  (2,428,880)  (1,992,568)  (2,424,262)  (1,487,763)   (5,200,051)   (6,799,757)
 (2,496,251)    (3,912,427)   3,515,046    7,477,851    4,355,147    4,477,004    (2,622,531)   (7,486,248)
    (37,053)       (42,838)     (20,472)      (9,849)     (89,841)     (61,169)      (44,118)      (48,684)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

 (8,201,147)    (8,674,287)   1,142,536    5,563,750    1,944,428    3,161,901    (7,625,498)  (14,394,875)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

 (1,203,959)    (8,632,310)   4,752,556    7,674,890    7,283,715    5,513,528   (12,913,288)  (15,503,848)

 35,104,740     43,737,050   18,716,712   11,041,822   16,277,079   10,763,551    26,886,002    42,389,850
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
$33,900,781    $35,104,740  $23,469,268  $18,716,712  $23,560,794  $16,277,079  $ 13,972,714  $ 26,886,002
===========    ===========  ===========  ===========  ===========  ===========  ============  ============

  1,630,877      2,056,191    1,695,715    1,176,304    2,235,224    1,806,372     1,422,536     2,260,090
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
  1,025,929      1,981,579    3,333,627    3,253,374    4,050,848    4,854,849     7,475,245     9,608,283
 (1,372,996)    (2,406,893)  (3,282,680)  (2,733,963)  (3,772,209)  (4,425,997)   (7,975,050)  (10,445,837)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
  1,283,810      1,630,877    1,746,662    1,695,715    2,513,863    2,235,224       922,731     1,422,536
===========    ===========  ===========  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             -----------------------------------------------------------------------------
                                                               ACCESS VP
                              PROFUND VP HEALTH CARE        HIGH YIELD FUND        PROFUND VP INDUSTRIALS
                             ------------------------  -------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012    01/01/2013   01/01/2012
                                  TO           TO           TO           TO            TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012    12/31/2013   12/31/2012
                             -----------  -----------  -----------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (437,345) $  (295,179) $   252,620  $    872,312  $  (159,942) $  (139,740)
  Capital gains
   distributions
   received.................           0            0      716,345             0            0            0
  Realized gain (loss) on
   shares redeemed..........   5,079,887    1,959,839      207,188     2,615,066    1,830,952    1,027,595
  Net change in unrealized
   gain (loss) on
   investments..............   5,115,558    1,190,110      284,085      (234,815)   2,066,521      202,713
                             -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   9,758,100    2,854,770    1,460,238     3,252,563    3,737,531    1,090,568
                             -----------  -----------  -----------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     152,689      388,824      128,808        77,905       60,322      208,088
  Annuity Payments..........     (45,456)        (186)      (9,015)      (89,596)      (1,843)      (3,100)
  Surrenders, withdrawals
   and death benefits.......  (4,192,766)  (2,237,365)  (2,948,995)   (5,124,352)  (1,607,614)  (1,211,539)
  Net transfers between
   other subaccounts or
   fixed rate option........   8,629,120    5,443,372   (4,110,053)  (13,403,567)   4,943,766      113,314
  Other charges.............    (123,700)     (80,777)      (7,209)      (10,051)     (46,663)     (34,339)
                             -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   4,419,887    3,513,868   (6,946,464)  (18,549,661)   3,347,968     (927,576)
                             -----------  -----------  -----------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  14,177,987    6,368,638   (5,486,226)  (15,297,098)   7,085,499      162,992

NET ASSETS
  Beginning of period.......  24,162,673   17,794,035   26,571,348    41,868,446    9,293,000    9,130,008
                             -----------  -----------  -----------  ------------  -----------  -----------
  End of period............. $38,340,660  $24,162,673  $21,085,122  $ 26,571,348  $16,378,499  $ 9,293,000
                             ===========  ===========  ===========  ============  ===========  ===========

  Beginning units...........   2,026,783    1,723,492    1,583,679     2,808,005      680,819      751,923
                             -----------  -----------  -----------  ------------  -----------  -----------
  Units issued..............   3,527,596    3,917,778    3,811,356     4,591,393    1,527,525    1,684,518
  Units redeemed............  (3,206,867)  (3,614,487)  (4,240,204)   (5,815,719)  (1,322,166)  (1,755,622)
                             -----------  -----------  -----------  ------------  -----------  -----------
  Ending units..............   2,347,512    2,026,783    1,154,831     1,583,679      886,178      680,819
                             ===========  ===========  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
  PROFUND VP INTERNET          PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS  PROFUND VP MID-CAP GROWTH
-----------------------    ------------------------  --------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
     TO            TO           TO           TO           TO            TO            TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (109,534)   $  (70,570) $  (205,601) $   (85,375) $   (477,027) $   (966,822) $  (450,137) $  (485,457)
    570,229       700,011            0            0             0             0            0            0
    977,390      (498,397)   3,601,473      101,331   (20,587,297)  (14,409,188)   5,629,682    3,107,677
  1,452,160       533,872      417,857    1,020,266     3,479,373     3,627,006    1,832,990      848,404
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  2,890,245       664,916    3,813,729    1,036,222   (17,584,951)  (11,749,004)   7,012,535    3,470,624
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

     21,750        23,518      109,021       35,801       181,273       395,090      152,051      532,334
    (26,166)      (21,781)      (5,598)      (3,801)     (112,740)     (162,005)     (22,764)    (112,674)
 (1,027,131)     (580,862)  (1,641,488)    (754,253)   (5,297,179)   (7,529,204)  (4,759,772)  (3,652,863)
  2,601,320     1,438,374    2,778,118    2,873,198    (4,585,816)   (2,875,093)   1,102,021   (3,915,923)
     (4,533)       (4,054)     (12,539)      (3,866)      (38,007)      (59,862)     (44,524)     (64,164)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  1,565,240       855,195    1,227,514    2,147,079    (9,852,469)  (10,231,074)  (3,572,988)  (7,213,290)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  4,455,485     1,520,111    5,041,243    3,183,301   (27,437,420)  (21,980,078)   3,439,547   (3,742,666)

  5,732,829     4,212,718    7,983,185    4,799,884    53,300,876    75,280,954   28,057,229   31,799,895
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$10,188,314    $5,732,829  $13,024,428  $ 7,983,185  $ 25,863,456  $ 53,300,876  $31,496,776  $28,057,229
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

    202,519       176,485    1,032,312      752,891     3,517,231     4,194,250    1,814,703    2,359,912
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    458,546       388,311    5,239,533    1,962,441     7,620,335     6,292,066    3,584,899    5,128,518
   (420,630)     (362,277)  (5,114,492)  (1,683,020)   (8,366,508)   (6,969,085)  (3,823,115)  (5,673,727)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    240,435       202,519    1,157,353    1,032,312     2,771,058     3,517,231    1,576,487    1,814,703
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                             PROFUND VP MID-CAP VALUE  PROFUND VP PHARMACEUTICALS  PROFUND VP REAL ESTATE
                             ------------------------  ------------------------   ------------------------
                              01/01/2013   01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO            TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (311,081) $  (325,742) $    28,170   $   (28,585) $   (52,593) $   137,414
  Capital gains
   distributions
   received.................           0            0      426,944             0            0            0
  Realized gain (loss) on
   shares redeemed..........   5,788,428    2,670,359    1,224,035     1,294,250      944,646    1,674,258
  Net change in unrealized
   gain (loss) on
   investments..............     510,979      640,523      203,929      (485,381)  (1,232,517)     492,320
                             -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   5,988,326    2,985,140    1,883,078       780,284     (340,464)   2,303,992
                             -----------  -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     140,293      223,758       37,358       147,614       84,882      235,250
  Annuity Payments..........     (53,423)     (66,323)        (144)     (154,560)     (22,906)     (57,847)
  Surrenders, withdrawals
   and death benefits.......  (4,174,766)  (3,346,465)  (1,335,870)   (1,184,454)  (2,202,865)  (2,242,283)
  Net transfers between
   other subaccounts or
   fixed rate option........   1,516,870   (1,873,555)     299,828    (4,899,871)  (1,052,715)   3,848,693
  Other charges.............     (40,619)     (34,327)      (7,920)      (10,831)     (35,738)     (33,372)
                             -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (2,611,645)  (5,096,912)  (1,006,748)   (6,102,102)  (3,229,342)   1,750,441
                             -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   3,376,681   (2,111,772)     876,330    (5,321,818)  (3,569,806)   4,054,433

NET ASSETS
  Beginning of period.......  22,991,866   25,103,638    7,029,288    12,351,106   16,659,586   12,605,153
                             -----------  -----------  -----------   -----------  -----------  -----------
  End of period............. $26,368,547  $22,991,866  $ 7,905,618   $ 7,029,288  $13,089,780  $16,659,586
                             ===========  ===========  ===========   ===========  ===========  ===========

  Beginning units...........   1,520,000    1,920,279      712,904     1,403,588      868,827      759,299
                             -----------  -----------  -----------   -----------  -----------  -----------
  Units issued..............   3,511,642    4,508,033    1,143,265     2,072,075    1,293,805    2,317,318
  Units redeemed............  (3,693,129)  (4,908,312)  (1,240,156)   (2,762,759)  (1,472,822)  (2,207,790)
                             -----------  -----------  -----------   -----------  -----------  -----------
  Ending units..............   1,338,513    1,520,000      616,013       712,904      689,810      868,827
                             ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
  PROFUND VP RISING RATES                                                              PROFUND VP SMALL-CAP
        OPPORTUNITY              PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR            GROWTH
--------------------------    --------------------------  ------------------------  -------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
$   (245,302)   $   (188,226) $   (341,558) $   (466,106) $    (9,345) $   (17,493) $  (511,125) $   (441,601)
           0               0             0             0            0            0    1,539,393             0
   1,517,974      (1,537,933)    5,627,086     1,999,109      139,494      (83,915)   4,752,617     3,592,996
     243,102         816,212     1,203,559     1,118,225       94,539       42,817    4,251,906      (329,206)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   1,515,774        (909,947)    6,489,087     2,651,228      224,688      (58,591)  10,032,791     2,822,189
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

      79,092          89,142       171,620       160,590        6,682        4,435      133,347       504,082
     (58,407)        (14,767)      (86,450)      (81,270)      (3,576)      (2,494)     (44,900)      (73,992)
  (1,939,177)     (1,288,873)   (3,370,278)   (4,442,693)    (205,347)    (365,526)  (4,361,104)   (3,326,068)
   9,588,695      (1,361,148)    4,458,458    (1,049,663)      53,423      (63,241)  17,453,645   (14,265,577)
     (16,663)        (13,340)      (25,020)      (32,765)        (719)      (1,031)     (40,650)      (55,076)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   7,653,540      (2,588,986)    1,148,330    (5,445,801)    (149,537)    (427,857)  13,140,338   (17,216,631)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   9,169,314      (3,498,933)    7,637,417    (2,794,573)      75,151     (486,448)  23,173,129   (14,394,442)

   9,051,615      12,550,548    22,815,014    25,609,587    1,044,568    1,531,016   20,943,937    35,338,379
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
$ 18,220,929    $  9,051,615  $ 30,452,431  $ 22,815,014  $ 1,119,719  $ 1,044,568  $44,117,066  $ 20,943,937
============    ============  ============  ============  ===========  ===========  ===========  ============

   3,764,158       4,828,569     2,193,426     2,757,794      175,507      246,303    1,305,984     2,476,373
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
  31,414,547      26,211,974    11,730,243    18,359,902    1,723,297    1,594,412    4,549,000     4,018,431
 (28,453,600)    (27,276,385)  (11,650,083)  (18,924,270)  (1,755,504)  (1,665,208)  (3,882,488)   (5,188,820)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
   6,725,105       3,764,158     2,273,586     2,193,426      143,300      175,507    1,972,496     1,305,984
============    ============  ============  ============  ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                                            PROFUND VP SHORT
                             PROFUND VP SHORT MID-CAP          NASDAQ-100          PROFUND VP SHORT SMALL-CAP
                             ------------------------  --------------------------  --------------------------
                              01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                  TO           TO           TO            TO            TO            TO
                              12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
                             -----------  -----------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (13,004) $   (25,442) $    (45,238) $    (68,419) $    (22,626) $    (58,636)
  Capital gains
   distributions
   received.................           0            0             0             0             0             0
  Realized gain (loss) on
   shares redeemed..........    (402,130)    (577,301)   (1,045,132)   (1,132,755)     (845,592)     (797,320)
  Net change in unrealized
   gain (loss) on
   investments..............      50,004       65,153       (10,837)     (109,320)      104,337       (60,588)
                             -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (365,130)    (537,590)   (1,101,207)   (1,310,494)     (763,881)     (916,544)
                             -----------  -----------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      49,488        5,632        59,791        10,173        58,002         8,823
  Annuity Payments..........        (267)      (3,885)         (263)       (3,305)       (1,592)       (4,197)
  Surrenders, withdrawals
   and death benefits.......     (68,193)    (283,449)     (523,025)     (691,404)     (144,152)     (652,980)
  Net transfers between
   other subaccounts or
   fixed rate option........    (235,302)    (750,087)     (625,046)   (2,178,816)   (1,255,376)       94,650
  Other charges.............        (790)      (1,247)       (6,269)       (8,132)       (1,410)       (3,014)
                             -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    (255,064)  (1,033,036)   (1,094,812)   (2,871,484)   (1,344,528)     (556,718)
                             -----------  -----------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (620,194)  (1,570,626)   (2,196,019)   (4,181,978)   (2,108,409)   (1,473,262)

NET ASSETS
  Beginning of period.......   1,043,314    2,613,940     3,830,882     8,012,860     2,657,305     4,130,567
                             -----------  -----------  ------------  ------------  ------------  ------------
  End of period............. $   423,120  $ 1,043,314  $  1,634,863  $  3,830,882  $    548,896  $  2,657,305
                             ===========  ===========  ============  ============  ============  ============

  Beginning units...........     298,453      601,461     1,643,888     2,782,815       779,088       986,348
                             -----------  -----------  ------------  ------------  ------------  ------------
  Units issued..............   5,354,473    3,630,779    16,628,613    16,848,801    11,788,084    16,389,025
  Units redeemed............  (5,479,525)  (3,933,787)  (17,274,642)  (17,987,728)  (12,323,650)  (16,596,285)
                             -----------  -----------  ------------  ------------  ------------  ------------
  Ending units..............     173,401      298,453       997,859     1,643,888       243,522       779,088
                             ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                            PROFUND VP
PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS      PROFUND VP ULTRAMID-CAP
------------------------   ------------------------  ------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO            TO           TO           TO           TO           TO           TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
$  (293,766)  $  (268,723) $   (68,878) $  (124,033) $   139,450  $   102,902  $  (299,290) $  (263,241)
          0             0            0            0      436,312            0            0            0
  4,170,866     1,635,046      (37,027)     802,367       30,360    1,371,229    9,019,597    3,610,507
  1,930,259       431,387    1,144,388     (204,485)     148,717     (330,607)     569,169      765,804
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

  5,807,359     1,797,710    1,038,483      473,849      754,839    1,143,524    9,289,476    4,113,070
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

    117,697       218,674       36,186       92,362       45,635      123,069      106,709      145,853
     (3,573)      (46,429)     (16,037)      (7,136)     (20,635)       2,124      (22,878)     (45,730)
 (3,567,722)   (2,539,171)    (863,757)  (1,148,769)    (981,590)    (979,698)  (2,055,931)  (1,815,275)
  3,316,937      (673,426)    (916,552)  (3,790,965)  (2,384,360)   2,269,836   (3,770,742)     348,707
    (29,474)      (24,524)      (2,725)      (4,850)     (35,630)     (30,775)     (19,639)     (19,278)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

   (166,135)   (3,064,876)  (1,762,885)  (4,859,358)  (3,376,580)   1,384,556   (5,762,481)  (1,385,723)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

  5,641,224    (1,267,166)    (724,402)  (4,385,509)  (2,621,741)   2,528,080    3,526,995    2,727,347

 17,613,371    18,880,537    6,098,885   10,484,394    9,764,997    7,236,917   17,481,400   14,754,053
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
$23,254,595   $17,613,371  $ 5,374,483  $ 6,098,885  $ 7,143,256  $ 9,764,997  $21,008,395  $17,481,400
===========   ===========  ===========  ===========  ===========  ===========  ===========  ===========

  1,278,516     1,619,009      815,896    1,409,041    1,023,649      897,431    1,147,006    1,281,711
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
  2,221,335     3,157,930      913,495    1,986,781    1,691,027    3,608,841    2,837,451    4,031,715
 (2,273,290)   (3,498,423)  (1,133,399)  (2,579,926)  (2,018,997)  (3,482,623)  (3,163,629)  (4,166,420)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
  1,226,561     1,278,516      595,992      815,896      695,679    1,023,649      820,828    1,147,006
===========   ===========  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                             PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP    PROFUND VP UTILITIES
                             --------------------------  ------------------------  -------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO            TO            TO           TO           TO           TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (325,499) $   (358,682) $  (156,097) $  (132,680) $   326,585  $    242,387
  Capital gains
   distributions
   received.................            0             0            0            0            0             0
  Realized gain (loss) on
   shares redeemed..........    7,790,202     9,102,756    6,006,511    1,881,144    1,872,371     1,878,961
  Net change in unrealized
   gain (loss) on
   investments..............    7,393,800      (673,845)     560,774      396,316      483,012    (2,798,674)
                             ------------  ------------  -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   14,858,503     8,070,229    6,411,188    2,144,780    2,681,968      (677,326)
                             ------------  ------------  -----------  -----------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      431,299       764,568       70,276      182,458      124,310       278,080
  Annuity Payments..........      (41,686)      (39,319)     (24,438)     (16,840)     (44,782)      (52,297)
  Surrenders, withdrawals
   and death benefits.......   (1,984,265)   (2,148,117)  (1,015,217)    (849,897)  (3,054,796)   (3,385,393)
  Net transfers between
   other subaccounts or
   fixed rate option........    3,175,981   (13,584,360)    (743,145)  (1,452,638)     502,695    (9,360,103)
  Other charges.............      (26,113)      (29,556)      (7,075)      (7,159)     (89,987)      (83,190)
                             ------------  ------------  -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    1,555,216   (15,036,784)  (1,719,599)  (2,144,076)  (2,562,560)  (12,602,903)
                             ------------  ------------  -----------  -----------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   16,413,719    (6,966,555)   4,691,589          704      119,408   (13,280,229)

NET ASSETS
  Beginning of period.......   20,011,887    26,978,442    8,671,318    8,670,614   23,443,421    36,723,650
                             ------------  ------------  -----------  -----------  -----------  ------------
  End of period............. $ 36,425,606  $ 20,011,887  $13,362,907  $ 8,671,318  $23,562,829  $ 23,443,421
                             ============  ============  ===========  ===========  ===========  ============

  Beginning units...........    9,648,194    13,474,319      882,109    1,128,432    1,647,365     2,536,752
                             ------------  ------------  -----------  -----------  -----------  ------------
  Units issued..............   12,298,638    18,872,115    3,775,375    6,376,153    2,238,472     2,986,892
  Units redeemed............  (12,285,872)  (22,698,240)  (3,912,881)  (6,622,476)  (2,401,782)   (3,876,279)
                             ------------  ------------  -----------  -----------  -----------  ------------
  Ending units..............    9,660,960     9,648,194      744,603      882,109    1,484,055     1,647,365
                             ============  ============  ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH  PROFUND VP LARGE-CAP VALUE      RYDEX VT NOVA         RYDEX VT NASDAQ-100
--------------------------   ------------------------   ----------------------  ------------------------
 01/01/2013     01/01/2012    01/01/2013    01/01/2012  01/01/2013  01/01/2012   01/01/2013   01/01/2012
     TO             TO            TO            TO          TO          TO           TO           TO
 12/31/2013     12/31/2012    12/31/2013    12/31/2012  12/31/2013  12/31/2012   12/31/2013   12/31/2012
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
$  (282,093)   $  (376,758)  $  (107,406)  $  (173,843) $  (19,916) $  (19,506) $  (125,695) $  (129,838)
          0              0             0             0           0           0            0            0
  2,035,711      3,558,058     3,128,860     3,101,495     181,179      87,758      166,038      (39,793)
  4,052,789       (403,019)    1,162,406      (623,181)    452,171     202,321    2,533,555    1,503,021
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  5,806,407      2,778,281     4,183,860     2,304,471     613,434     270,573    2,573,898    1,333,390
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

    112,727        134,675        88,138       457,307       2,214       2,476       23,151       25,756
     (4,878)       (91,435)       (2,329)      (20,616)     (6,513)     (1,550)     (13,261)     (26,304)
 (3,318,179)    (2,996,616)   (2,645,788)   (1,719,841)   (175,428)   (125,610)  (1,010,798)  (1,066,280)
  4,525,789     (4,991,764)   (4,508,336)   (1,340,819)   (106,585)    (99,265)    (370,041)    (439,936)
    (38,581)       (32,461)      (41,157)      (67,075)     (2,293)     (2,391)     (16,701)     (18,961)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  1,276,878     (7,977,601)   (7,109,472)   (2,691,044)   (288,605)   (226,340)  (1,387,650)  (1,525,725)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  7,083,285     (5,199,320)   (2,925,612)     (386,573)    324,829      44,233    1,186,248     (192,335)

 22,219,788     27,419,108    18,800,478    19,187,051   1,425,328   1,381,095    8,571,966    8,764,301
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
$29,303,073    $22,219,788   $15,874,866   $18,800,478  $1,750,157  $1,425,328  $ 9,758,214  $ 8,571,966
===========    ===========   ===========   ===========  ==========  ==========  ===========  ===========

  1,860,619      2,571,238     1,829,294     2,107,013     223,877     261,964      983,132    1,157,628
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
  2,371,240      4,993,130     3,048,859     5,384,633       5,946       4,781        9,992       14,348
 (2,335,133)    (5,703,749)   (3,683,381)   (5,662,352)    (43,137)    (42,868)    (150,227)    (188,844)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
  1,896,726      1,860,619     1,194,772     1,829,294     186,686     223,877      842,897      983,132
===========    ===========   ===========   ===========  ==========  ==========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                             ------------------------------------------------------------------------------
                             RYDEX VT INVERSE S&P 500    INVESCO V.I. GLOBAL
                                   STRATEGY               HEALTH CARE FUND      INVESCO V.I. TECHNOLOGY FUND
                             -----------------------  ------------------------  ---------------------------
                             01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
                                 TO           TO           TO           TO           TO             TO
                             12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
                             ----------   ----------  -----------  -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)...................  $   (930)    $ (1,473)  $  (321,662) $  (477,638) $  (286,828)   $  (329,667)
  Capital gains
   distributions
   received.................         0            0             0            0    1,677,135              0
  Realized gain (loss) on
   shares redeemed..........   (33,269)      (6,241)    4,102,266    2,217,171    1,669,006      2,510,974
  Net change in unrealized
   gain (loss) on
   investments..............    12,208      (13,989)    8,867,459    3,587,097    1,260,833        (56,780)
                              --------     --------   -----------  -----------   -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (21,991)     (21,703)   12,648,063    5,326,630    4,320,146      2,124,527
                              --------     --------   -----------  -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................        66          150       246,390      333,957      121,092        114,699
  Annuity Payments..........      (525)           0      (132,705)     (69,651)     (65,236)       (61,577)
  Surrenders, withdrawals
   and death benefits.......   (28,260)      (5,463)   (5,219,127)  (4,740,602)  (2,187,467)    (2,956,175)
  Net transfers between
   other subaccounts or
   fixed rate option........    (2,897)       6,309     4,501,503    1,882,876     (842,935)    (1,871,459)
  Other charges.............      (112)        (148)      (44,625)     (41,207)     (29,604)       (35,579)
                              --------     --------   -----------  -----------   -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (31,728)         848      (648,564)  (2,634,627)  (3,004,150)    (4,810,091)
                              --------     --------   -----------  -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (53,719)     (20,855)   11,999,499    2,692,003    1,315,996     (2,685,564)

NET ASSETS
  Beginning of period.......   100,329      121,184    32,462,822   29,770,819   20,462,783     23,148,347
                              --------     --------   -----------  -----------   -----------   -----------
  End of period.............  $ 46,610     $100,329   $44,462,321  $32,462,822  $21,778,779    $20,462,783
                              ========     ========   ===========  ===========   ===========   ===========

  Beginning units...........    19,904       19,680     1,977,201    2,168,644    3,100,073      3,794,341
                              --------     --------   -----------  -----------   -----------   -----------
  Units issued..............     2,095        1,490     1,076,726      870,786      283,927        541,129
  Units redeemed............    (9,241)      (1,266)   (1,103,607)  (1,062,229)    (709,964)    (1,235,397)
                              --------     --------   -----------  -----------   -----------   -----------
  Ending units..............    12,758       19,904     1,950,320    1,977,201    2,674,036      3,100,073
                              ========     ========   ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
WELLS FARGO ADVANTAGE VT     INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO WELLS FARGO ADVANTAGE VT
INDEX ASSET ALLOCATION FUND  PORTFOLIO SHARE CLASS 2       SHARE CLASS 2            TOTAL RETURN BOND
--------------------------   -----------------------  -------------------------  -----------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012  01/01/2013    01/01/2012    01/01/2013  01/01/2012
     TO             TO           TO           TO          TO            TO            TO          TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012  12/31/2013    12/31/2012    12/31/2013  12/31/2012
-----------    -----------   ----------   ----------  ----------    ----------   -----------  ----------
$    58,473    $     7,470   $   4,306    $    (490)  $  (24,481)   $  (24,220)  $    (7,434) $    1,922
          0              0      30,891       44,249       89,275        80,230       133,035      92,506
    493,453        316,081     (51,559)     (85,997)     110,208       (73,851)       78,184      57,978
  3,846,836      2,596,721     122,558      116,232      501,124       124,658      (377,237)     78,913
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

  4,398,762      2,920,272     106,196       73,994      676,126       106,817      (173,452)    231,319
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

     41,118         37,647         874          680        4,623         5,478         3,597       4,226
    (90,376)      (248,764)      1,016       (1,364)      (7,265)           51      (112,812)    (69,156)
 (2,576,842)    (2,560,650)   (133,827)    (108,910)    (232,237)     (248,338)     (529,228)   (507,372)
   (723,826)      (682,199)     34,917       (9,551)      (3,705)      (26,201)     (441,700)      6,003
    (11,144)       (14,307)       (701)        (759)      (2,041)       (1,859)       (1,647)     (1,555)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

 (3,361,070)    (3,468,273)    (97,721)    (119,904)    (240,625)     (270,869)   (1,081,790)   (567,854)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

  1,037,692       (548,001)      8,475      (45,910)     435,501      (164,052)   (1,255,242)   (336,535)

 25,939,171     26,487,172     633,289      679,199    1,544,395     1,708,447     4,987,963   5,324,498
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
$26,976,863    $25,939,171   $ 641,764    $ 633,289   $1,979,896    $1,544,395   $ 3,732,721  $4,987,963
===========    ===========   =========    =========    ==========   ==========   ===========  ==========

    910,155      1,035,833      83,293       99,808      110,175       129,862       264,126     295,070
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
     17,795         13,214       7,688        3,238        7,560         2,494        11,190       8,619
   (124,685)      (138,892)    (19,223)     (19,753)     (22,190)      (22,181)      (69,943)    (39,563)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
    803,265        910,155      71,758       83,293       95,545       110,175       205,373     264,126
===========    ===========   =========    =========    ==========   ==========   ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                             ----------------------------------------------------------------------------------------------
                             AST FIRST TRUST BALANCED TARGET AST PRUDENTIAL GROWTH ALLOCATION     AST ADVANCED STRATEGIES
                                        PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                             ------------------------------  ------------------------------   ------------------------------
                               01/01/2013      01/01/2012      01/01/2013       01/01/2012      01/01/2013      01/01/2012
                                   TO              TO              TO               TO              TO              TO
                               12/31/2013      12/31/2012      12/31/2013       12/31/2012      12/31/2013      12/31/2012
                             --------------  --------------  --------------   --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $  (27,589,192) $    1,715,124  $  (38,857,288)  $   (9,498,157) $  (36,831,399) $   (8,786,528)
  Capital gains
   distributions
   received.................              0               0               0                0               0       6,352,214
  Realized gain (loss) on
   shares redeemed..........     44,664,642      35,005,299      52,989,365       63,097,779      54,657,542      63,605,450
  Net change in unrealized
   gain (loss) on
   investments..............    157,818,555      68,738,262     270,131,856      114,899,466     245,488,262     115,799,784
                             --------------  --------------  --------------   --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    174,894,005     105,458,685     284,263,933      168,499,088     263,314,405     176,970,920
                             --------------  --------------  --------------   --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      7,496,474      32,894,926      10,500,484       67,204,401       9,520,063      40,839,379
  Annuity Payments..........       (548,452)       (421,035)       (803,435)        (631,620)     (1,170,719)       (483,786)
  Surrenders, withdrawals
   and death benefits.......    (88,816,908)    (72,693,429)   (110,731,227)     (80,121,686)   (101,177,361)    (78,900,905)
  Net transfers between
   other subaccounts or
   fixed rate option........        469,968     101,234,390      33,241,482      224,162,819      85,533,216     191,348,445
  Other charges.............     (8,703,243)     (8,102,764)    (13,881,317)     (12,369,160)    (10,955,714)     (9,464,193)
                             --------------  --------------  --------------   --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    (90,102,161)     52,912,088     (81,674,013)     198,244,754     (18,250,515)    143,338,940
                             --------------  --------------  --------------   --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     84,791,844     158,370,773     202,589,920      366,743,842     245,063,890     320,309,860

NET ASSETS
  Beginning of period.......  1,453,040,326   1,294,669,553   2,010,956,808    1,644,212,966   1,842,574,957   1,522,265,097
                             --------------  --------------  --------------   --------------  --------------  --------------
  End of period............. $1,537,832,170  $1,453,040,326  $2,213,546,728   $2,010,956,808  $2,087,638,847  $1,842,574,957
                             ==============  ==============  ==============   ==============  ==============  ==============

  Beginning units...........    138,334,141     134,049,515     201,471,852      183,236,026     153,034,377     141,349,926
                             --------------  --------------  --------------   --------------  --------------  --------------
  Units issued..............     37,320,965      58,598,508      75,912,377      124,599,929      38,930,962      61,336,455
  Units redeemed............    (45,921,900)    (54,313,882)    (84,710,345)    (106,364,103)    (40,669,041)    (49,652,004)
                             --------------  --------------  --------------   --------------  --------------  --------------
  Ending units..............    129,733,206     138,334,141     192,673,884      201,471,852     151,296,298     153,034,377
                             ==============  ==============  ==============   ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO -     AST INVESTMENT GRADE BOND
   HIGH INCOME FUND                       PORTFOLIO               AST BOND PORTFOLIO 2015      AST BOND PORTFOLIO 2018
----------------------------  --------------------------------  --------------------------  ----------------------------
 01/01/2013     01/01/2012       01/01/2013       01/01/2012     01/01/2013    01/01/2012     01/01/2013     01/01/2012
     TO             TO               TO               TO             TO            TO             TO             TO
04/26/2013**    12/31/2012       12/31/2013       12/31/2012     12/31/2013    12/31/2012     12/31/2013     12/31/2012
------------    ----------    ---------------  ---------------  ------------  ------------  -------------  -------------
 $  17,288       $ 11,769     $   (16,969,339) $   (11,031,610) $ (1,201,069) $    348,334  $  (4,366,659) $  (6,344,396)
         0              0                   0       37,671,779             0     6,852,187              0      2,050,947
    12,321           (471)         (5,604,646)     265,506,749    (2,993,764)  (11,709,223)    11,481,440     20,048,987
   (22,334)        15,667          (7,842,758)     (73,279,870)    2,805,664     5,608,102    (17,544,105)    (1,499,369)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

     7,275         26,965         (30,416,743)     218,867,048    (1,389,169)    1,099,400    (10,429,324)    14,256,169
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

        72            144              23,855                0         2,299             0        105,383              0
         0           (290)         (1,001,240)        (493,355)            0             0       (182,737)      (132,277)
      (456)        (4,974)        (54,592,346)     (89,390,614)  (14,013,351)  (13,397,113)   (38,669,947)   (45,679,733)
  (234,229)        13,119      (1,393,131,478)  (2,759,370,933)  (26,722,939)  (19,385,544)  (151,715,857)  (130,074,296)
      (205)          (331)         (9,700,621)     (26,349,978)      (38,895)      (49,688)       (85,255)      (135,347)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

  (234,818)         7,668      (1,458,401,830)  (2,875,604,880)  (40,772,886)  (32,832,345)  (190,548,413)  (176,021,653)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

  (227,543)        34,633      (1,488,818,573)  (2,656,737,832)  (42,162,055)  (31,732,945)  (200,977,737)  (161,765,484)

   227,543        192,910       2,141,323,321    4,798,061,153    83,657,947   115,390,892    324,340,694    486,106,178
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
 $       0       $227,543     $   652,504,748  $ 2,141,323,321  $ 41,495,892  $ 83,657,947  $ 123,362,957  $ 324,340,694
 =========       ========     ===============  ===============  ============  ============  =============  =============

    14,873         14,362         141,377,029      340,420,849     6,730,666     9,373,362     23,638,719     36,606,980
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
        65            950         132,216,236      426,906,908       705,900     1,030,297      7,994,993      9,395,765
   (14,938)          (439)       (228,254,094)    (625,950,728)   (4,014,935)   (3,672,993)   (22,131,223)   (22,364,026)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
         0         14,873          45,339,171      141,377,029     3,421,631     6,730,666      9,502,489     23,638,719
 =========       ========     ===============  ===============  ============  ============  =============  =============

** Date subaccount was no longer available for investment


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                                          AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING
                               AST BOND PORTFOLIO 2019           PORTFOLIO          MARKETS EQUITY PORTFOLIO
                             --------------------------  ------------------------  --------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                  TO            TO            TO           TO           TO            TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
                             ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (2,708,896) $ (1,123,482) $  (800,087) $   (74,214) $ (2,349,269) $   (713,178)
  Capital gains
   distributions
   received.................            0    10,987,687            0            0             0     1,991,884
  Realized gain (loss) on
   shares redeemed..........   (8,919,580)   (2,527,418)   3,552,005      388,286       583,090    (8,285,545)
  Net change in unrealized
   gain (loss) on
   investments..............    3,728,331    (4,376,002)  (2,368,654)   6,167,021    (2,137,744)   23,498,319
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (7,900,145)    2,960,785      383,264    6,481,093    (3,903,923)   16,491,480
                             ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................            0             0      206,486    1,190,016       487,595     5,343,655
  Annuity Payments..........            0             0        6,812      (25,254)     (110,008)      (14,986)
  Surrenders, withdrawals
   and death benefits.......  (19,957,415)  (10,368,009)  (2,983,446)  (1,636,506)   (6,873,035)   (5,820,262)
  Net transfers between
   other subaccounts or
   fixed rate option........  (44,403,697)  128,661,054    4,598,249   14,271,765    19,146,133    20,753,706
  Other charges.............      (44,216)      (29,352)    (344,575)    (239,154)   (1,177,010)   (1,042,628)
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (64,405,328)  118,263,693    1,483,526   13,560,867    11,473,675    19,219,485
                             ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (72,305,473)  121,224,478    1,866,790   20,041,960     7,569,752    35,710,965

NET ASSETS
  Beginning of period.......  166,499,513    45,275,035   43,048,512   23,006,552   137,727,773   102,016,808
                             ------------  ------------  -----------  -----------  ------------  ------------
  End of period............. $ 94,194,040  $166,499,513  $44,915,302  $43,048,512  $145,297,525  $137,727,773
                             ============  ============  ===========  ===========  ============  ============

  Beginning units...........   11,939,765     3,345,350    3,714,851    2,477,296    13,403,373    11,536,546
                             ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..............    8,182,299    13,008,571    3,281,761    3,889,562    10,067,867    13,523,156
  Units redeemed............  (12,841,602)   (4,414,156)  (3,235,063)  (2,652,007)   (9,165,925)  (11,656,329)
                             ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..............    7,280,462    11,939,765    3,761,549    3,714,851    14,305,315    13,403,373
                             ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                           AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
  AST BOND PORTFOLIO 2016       AST BOND PORTFOLIO 2020        VALUE PORTFOLIO          GROWTH PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (706,164)   $ (1,329,978) $ (2,645,618) $    (28,966) $  (372,337) $  (222,020) $  (468,886) $  (414,841)
           0         859,423            40     1,416,622            0            0            0            0
     728,463       2,508,852    (6,097,915)      758,279    1,333,890    1,518,468    1,642,964     (219,063)
    (896,749)       (409,472)     (873,120)   (1,818,518)   4,528,437       40,184    7,362,008    2,282,980
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

    (874,450)      1,628,825    (9,616,653)      327,417    5,489,990    1,336,632    8,536,086    1,649,076
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

         176               0         2,009        13,016      137,242      609,631      111,366    1,167,575
           0               0             0             0       (6,079)           0      (37,174)      (1,621)
  (5,407,179)     (7,524,674)  (28,437,810)     (787,758)  (2,797,361)  (2,050,160)  (2,282,013)  (1,970,639)
 (28,005,662)    (49,682,695)  238,237,901   (17,025,190)   8,199,859    3,894,405    6,128,284    9,754,180
     (13,134)        (27,833)      (15,456)       (2,310)    (135,772)    (106,038)    (202,074)    (168,624)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

 (33,425,799)    (57,235,202)  209,786,644   (17,802,242)   5,397,889    2,347,838    3,718,389    8,780,871
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

 (34,300,249)    (55,606,377)  200,169,991   (17,474,825)  10,887,879    3,684,470   12,254,475   10,429,947

  49,327,668     104,934,045     2,911,618    20,386,443   17,594,696   13,910,226   24,865,022   14,435,075
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$ 15,027,419    $ 49,327,668  $203,081,609  $  2,911,618  $28,482,575  $17,594,696  $37,119,497  $24,865,022
============    ============  ============  ============  ===========  ===========  ===========  ===========

   4,458,084       9,659,948       250,390     1,825,419    1,482,623    1,305,558    1,967,919    1,294,441
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,616,981       3,125,136    36,776,218       383,973    1,557,930    2,222,038    1,810,417    3,568,469
  (4,678,318)     (8,327,000)  (17,983,179)   (1,959,002)  (1,186,083)  (2,044,973)  (1,594,165)  (2,894,991)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,396,747       4,458,084    19,043,429       250,390    1,854,470    1,482,623    2,184,171    1,967,919
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                                                                         WELLS FARGO ADVANTAGE VT
                                                                                         INTRINSIC VALUE PORTFOLIO
                                AST BOND PORTFOLIO 2017       AST BOND PORTFOLIO 2021          SHARE CLASS 2
                             ----------------------------  ----------------------------  ------------------------
                               01/01/2013     01/01/2012     01/01/2013     01/01/2012    01/01/2013   01/01/2012
                                   TO             TO             TO             TO            TO           TO
                               12/31/2013     12/31/2012     12/31/2013     12/31/2012    12/31/2013   12/31/2012
                             -------------  -------------  -------------  -------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (2,380,235) $  (3,834,418) $  (1,671,392) $  (3,531,020) $   (83,217) $   (33,149)
  Capital gains
   distributions
   received.................             0              0              0      4,373,546            0            0
  Realized gain (loss) on
   shares redeemed..........     5,462,803     10,573,344      5,326,145     27,301,885    1,408,876      644,518
  Net change in unrealized
   gain (loss) on
   investments..............    (7,347,002)       516,035    (10,297,116)   (17,800,424)   2,906,234    1,808,516
                             -------------  -------------  -------------  -------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (4,264,434)     7,254,961     (6,642,363)    10,343,987    4,231,893    2,419,885
                             -------------  -------------  -------------  -------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................         2,032              0          1,508        107,223       55,137       54,647
  Annuity Payments..........       (27,501)       (60,797)             0              0      (61,824)     (62,483)
  Surrenders, withdrawals
   and death benefits.......   (19,940,952)   (32,497,437)   (12,448,874)   (24,498,486)  (2,125,864)  (1,835,242)
  Net transfers between
   other subaccounts or
   fixed rate option........   (98,330,606)  (114,909,888)  (121,239,648)  (210,556,718)   1,014,386      296,850
  Other charges.............       (38,367)       (70,931)       (23,981)       (76,484)     (17,115)     (11,416)
                             -------------  -------------  -------------  -------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (118,335,394)  (147,539,053)  (133,710,995)  (235,024,465)  (1,135,280)  (1,557,644)
                             -------------  -------------  -------------  -------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (122,599,828)  (140,284,092)  (140,353,358)  (224,680,478)   3,096,613      862,241

NET ASSETS
  Beginning of period.......   173,060,941    313,345,033    161,533,473    386,213,951   15,108,656   14,246,415
                             -------------  -------------  -------------  -------------  -----------  -----------
  End of period............. $  50,461,113  $ 173,060,941  $  21,180,115  $ 161,533,473  $18,205,269  $15,108,656
                             =============  =============  =============  =============  ===========  ===========

  Beginning units...........    14,408,244     26,813,400     11,982,876     29,916,565    1,180,367    1,327,336
                             -------------  -------------  -------------  -------------  -----------  -----------
  Units issued..............     5,131,364      6,389,097      2,738,281      6,359,909      317,276      287,991
  Units redeemed............   (15,145,456)   (18,794,253)   (12,992,461)   (24,293,598)    (393,687)    (434,960)
                             -------------  -------------  -------------  -------------  -----------  -----------
  Ending units..............     4,394,152     14,408,244      1,728,696     11,982,876    1,103,956    1,180,367
                             =============  =============  =============  =============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO  OMEGA GROWTH PORTFOLIO   SMALL CAP GROWTH PORTFOLIO
     SHARE CLASS 2            SHARE CLASS 1              SHARE CLASS 1             SHARE CLASS 1
----------------------   ------------------------  ------------------------  ------------------------
01/01/2013   01/01/2012  01/01/2013   01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
    TO           TO          TO           TO            TO           TO           TO            TO
12/31/2013   12/31/2012  12/31/2013   12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
$  (39,600)  $  (42,079) $   (5,944)  $   (3,507)  $  (306,637) $  (402,530) $  (232,982)  $  (232,641)
   252,636      202,470           0            0     2,219,263    1,697,220      762,524       703,693
   153,119       91,251      51,761       78,151     1,962,226    2,545,859    1,377,723     1,175,758
   633,590      241,083     109,764       87,048     4,821,700      386,612    4,105,551      (633,075)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

   999,745      492,725     155,581      161,692     8,696,552    4,227,161    6,012,816     1,013,735
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

     6,847       10,907       6,219        6,185       124,548      196,800       93,528       101,969
   (14,499)       8,529     (16,814)     (86,723)      (23,084)    (201,982)     (66,491)      (11,633)
  (306,391)    (284,492)   (111,357)    (207,952)   (3,646,260)  (3,355,261)  (2,163,459)   (1,775,936)
   (57,557)     (57,880)     21,094      (86,884)     (815,368)   1,445,806    1,952,451    (1,475,106)
    (2,235)      (1,908)     (3,909)      (4,625)      (25,295)     (27,280)     (17,961)      (18,473)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

  (373,835)    (324,844)   (104,767)    (379,999)   (4,385,459)  (1,941,917)    (201,932)   (3,179,179)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

   625,910      167,881      50,814     (218,307)    4,311,093    2,285,244    5,810,884    (2,165,444)

 2,924,570    2,756,689   1,189,562    1,407,869    24,608,135   22,322,891   13,139,146    15,304,590
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
$3,550,480   $2,924,570  $1,240,376   $1,189,562   $28,919,228  $24,608,135  $18,950,030   $13,139,146
==========   ==========  ==========   ==========   ===========  ===========  ===========   ===========

   216,518      242,219      97,440      129,999     1,653,295    1,760,535    1,068,192     1,325,957
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
     8,430        5,100       7,648        9,046       649,446      998,930      445,317       393,137
   (34,341)     (30,801)    (15,503)     (41,605)     (901,551)  (1,106,170)    (474,658)     (650,902)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
   190,607      216,518      89,585       97,440     1,401,190    1,653,295    1,038,851     1,068,192
==========   ==========  ==========   ==========   ===========  ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT
                             INTERNATIONAL EQUITY PORTFOLIO                              AST QUANTITATIVE MODELING
                                   SHARE CLASS 1              AST BOND PORTFOLIO 2022            PORTFOLIO
                             -----------------------------  ---------------------------  ------------------------
                              01/01/2013      01/01/2012      01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                  TO              TO              TO            TO            TO           TO
                              12/31/2013      12/31/2012      12/31/2013    12/31/2012    12/31/2013   12/31/2012
                              -----------     -----------   -------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   144,334     $     4,172    $  (2,913,007) $ (6,355,368) $  (484,137) $   (89,246)
  Capital gains
   distributions
   received.................     935,376       1,380,001                0       669,490            0            0
  Realized gain (loss) on
   shares redeemed..........     725,368          93,104        7,004,868    10,769,467      180,375       (5,315)
  Net change in unrealized
   gain (loss) on
   investments..............   1,472,408         855,868      (19,416,354)   10,218,618    6,548,151      621,453
                              -----------     -----------   -------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,277,486       2,333,145      (15,324,493)   15,302,207    6,244,389      526,892
                              -----------     -----------   -------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     154,446         199,480            1,832       128,875      956,117      157,810
  Annuity Payments..........     (40,959)        (20,258)         (39,807)            0            0            0
  Surrenders, withdrawals
   and death benefits.......  (2,121,291)     (2,542,068)     (15,815,028)  (21,107,546)  (3,098,870)    (297,388)
  Net transfers between
   other subaccounts or
   fixed rate option........  (1,932,475)     (1,548,337)    (235,529,891)   72,438,500   56,641,236    6,700,219
  Other charges.............     (24,412)        (31,255)         (51,349)     (134,345)      (8,760)      (1,807)
                              -----------     -----------   -------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (3,964,691)     (3,942,438)    (251,434,243)   51,325,484   54,489,723    6,558,834
                              -----------     -----------   -------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (687,205)     (1,609,293)    (266,758,736)   66,627,691   60,734,112    7,085,726

NET ASSETS
  Beginning of period.......  20,975,665      22,584,958      298,808,222   232,180,531   10,664,500    3,578,774
                              -----------     -----------   -------------  ------------  -----------  -----------
  End of period............. $20,288,460     $20,975,665    $  32,049,486  $298,808,222  $71,398,612  $10,664,500
                              ===========     ===========   =============  ============  ===========  ===========

  Beginning units...........   1,409,750       1,695,608       24,061,588    19,366,598    1,077,195      402,004
                              -----------     -----------   -------------  ------------  -----------  -----------
  Units issued..............     478,890         403,960        4,137,816    23,924,648    5,477,982      844,784
  Units redeemed............    (736,633)       (689,818)     (25,276,277)  (19,229,658)    (593,633)    (169,593)
                              -----------     -----------   -------------  ------------  -----------  -----------
  Ending units..............   1,152,007       1,409,750        2,923,127    24,061,588    5,961,544    1,077,195
                              ===========     ===========   =============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                           COLUMBIA VARIABLE
                                    INVESCO V.I.              PORTFOLIO -          COLUMBIA VARIABLE
   AST BLACKROCK GLOBAL         DIVERSIFIED DIVIDEND        U.S. GOVERNMENT           PORTFOLIO -
   STRATEGIES PORTFOLIO                 FUND                 MORTGAGE FUND            GROWTH FUND
--------------------------    ------------------------  ----------------------  ----------------------
 01/01/2013      01/01/2012    01/01/2013   01/01/2012  01/01/2013  01/01/2012  01/01/2013  01/01/2012
     TO              TO            TO           TO          TO          TO          TO          TO
 12/31/2013      12/31/2012    12/31/2013   12/31/2012  12/31/2013  12/31/2012  12/31/2013  12/31/2012
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
$ (2,281,372)   $ (1,203,129) $   218,810  $    93,659  $   (2,358) $    1,067  $  (47,266) $  (45,182)
           0               0            0            0           0           0           0           0
   2,975,369         460,367    1,463,210       52,612         328       3,454     117,573      (1,934)
   9,565,380       7,531,688    3,367,207    2,127,301     (23,217)      3,352   1,136,351     811,616
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  10,259,377       6,788,926    5,049,227    2,273,572     (25,247)      7,873   1,206,658     764,500
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

     421,499       3,173,016      151,088      180,897         814       1,174       1,577       3,725
    (232,733)              0      (21,601)     (19,088)    (15,271)    (27,736)    (46,034)    (16,830)
  (7,295,995)     (4,711,230)  (2,824,552)  (2,186,211)   (162,731)   (217,176)   (499,914)   (339,019)
  37,076,849      42,749,874    6,778,233    3,977,902     (91,949)     51,886    (102,720)   (106,482)
    (739,001)       (530,228)     (18,826)     (16,475)       (876)     (1,228)     (5,875)     (6,694)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  29,230,619      40,681,432    4,064,342    1,937,025    (270,013)   (193,080)   (652,966)   (465,300)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  39,489,996      47,470,358    9,113,569    4,210,597    (295,260)   (185,207)    553,692     299,200

 103,152,213      55,681,855   16,595,471   12,384,874   1,050,747   1,235,954   4,459,242   4,160,042
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
$142,642,209    $103,152,213  $25,709,040  $16,595,471  $  755,487  $1,050,747  $5,012,934  $4,459,242
============    ============  ===========  ===========  ==========  ==========  ==========  ==========

  10,251,057       6,080,836    1,555,054    1,357,025     104,085     123,246     427,837     475,230
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
   8,743,230       9,601,227    1,456,679    1,208,521      13,312       6,823       1,261       5,220
  (5,978,233)     (5,431,006)  (1,145,386)  (1,010,492)    (40,395)    (25,984)    (56,653)    (52,613)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
  13,016,054      10,251,057    1,866,347    1,555,054      77,002     104,085     372,445     427,837
============    ============  ===========  ===========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                             SUBACCOUNTS
                             --------------------------------------------------------------------------
                              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
                                 VT OPPORTUNITY           VT OPPORTUNITY       AST PRUDENTIAL CORE BOND
                                 FUND - CLASS 1           FUND - CLASS 2               PORTFOLIO
                             ----------------------  ------------------------  ------------------------
                             01/01/2013  01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                 TO          TO           TO           TO           TO           TO
                             12/31/2013  12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (31,966) $  (29,270) $   (77,273) $   (85,652) $  (492,567) $  (322,191)
  Capital gains
   distributions
   received.................          0       1,175            0        2,259            0       48,375
  Realized gain (loss) on
   shares redeemed..........    164,563     123,375      410,914      157,652      265,820      563,527
  Net change in unrealized
   gain (loss) on
   investments..............    712,844     361,969    1,284,353      776,180   (1,133,007)     699,598
                             ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    845,441     457,249    1,617,994      850,439   (1,359,754)     989,309
                             ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      8,881      12,449        4,088        9,356       92,034    1,550,107
  Annuity Payments..........    (13,563)    (66,261)     (55,716)       9,520            0     (218,042)
  Surrenders, withdrawals
   and death benefits.......   (254,612)   (558,205)    (982,539)    (950,333)  (4,176,523)  (3,092,052)
  Net transfers between
   other subaccounts or
   fixed rate option........   (225,482)   (259,803)    (332,266)    (160,259)    (269,706)  17,638,203
  Other charges.............     (7,905)     (9,132)      (3,420)      (2,667)    (211,780)    (142,158)
                             ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (492,681)   (880,952)  (1,369,853)  (1,094,383)  (4,565,975)  15,736,058
                             ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    352,760    (423,703)     248,141     (243,944)  (5,925,729)  16,725,367

NET ASSETS
  Beginning of period.......  3,144,512   3,568,215    6,241,183    6,485,127   32,871,348   16,145,981
                             ----------  ----------  -----------  -----------  -----------  -----------
  End of period............. $3,497,272  $3,144,512  $ 6,489,324  $ 6,241,183  $26,945,619  $32,871,348
                             ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units...........    257,036     333,023      511,991      605,954    3,099,421    1,603,609
                             ----------  ----------  -----------  -----------  -----------  -----------
  Units issued..............     12,168      10,314        2,499        5,060    3,961,437    4,893,558
  Units redeemed............    (47,870)    (86,301)    (101,335)     (99,023)  (4,416,248)  (3,397,746)
                             ----------  ----------  -----------  -----------  -----------  -----------
  Ending units..............    221,334     257,036      413,155      511,991    2,644,610    3,099,421
                             ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                                    AST
                                                                 AST FRANKLIN                  NEW DISCOVERY
  AST NEUBERGER BERMAN                                             TEMPLETON                       ASSET
        CORE BOND                    AST BOND                   FOUNDING FUNDS                  ALLOCATION
        PORTFOLIO                 PORTFOLIO 2023             ALLOCATION PORTFOLIO                PORTFOLIO
------------------------    --------------------------  ------------------------------  --------------------------
 01/01/2013     01/01/2012   01/01/2013    01/3/2012*     01/01/2013      04/30/2012*    01/01/2013    04/30/2012*
     TO             TO           TO            TO             TO              TO             TO            TO
 12/31/2013     12/31/2012   12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
$  (333,627)   $  (286,922) $ (5,896,101) $   (720,825) $  (23,492,032) $   (5,581,229) $ (3,311,314) $    312,298
          0         14,613             0             0               0               0             0             0
     80,297        391,430   (24,105,758)      821,901      23,202,900      (3,260,873)    2,846,494    (1,801,329)
   (668,170)       410,694      (554,816)      181,029     276,212,383      14,693,376    32,478,412     5,918,204
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

   (921,500)       529,815   (30,556,675)      282,105     275,923,251       5,851,274    32,013,592     4,429,173
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

     99,121      1,156,158             0             0       3,540,438       2,978,713     1,255,850     1,741,286
    (25,400)             0             0             0        (769,694)        (65,105)     (290,253)     (184,470)
 (1,980,383)    (2,028,946)  (44,113,381)   (1,776,618)    (60,918,666)    (11,442,763)  (17,808,047)  (11,085,685)
 (2,236,164)    16,330,225   320,117,423   107,786,778      71,641,004   1,199,960,762    29,688,534   195,270,947
   (133,011)      (131,761)     (147,409)       (1,377)    (11,269,307)     (2,756,945)     (877,564)     (506,880)
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

 (4,275,837)    15,325,676   275,856,633   106,008,783       2,223,775   1,188,674,662    11,968,520   185,235,198
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

 (5,197,337)    15,855,491   245,299,958   106,290,888     278,147,026   1,194,525,936    43,982,112   189,664,371

 23,951,124      8,095,633   106,290,888             0   1,194,525,936               0   189,664,371             0
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
$18,753,787    $23,951,124  $351,590,846  $106,290,888  $1,472,672,962  $1,194,525,936  $233,646,483  $189,664,371
===========    ===========  ============  ============  ==============  ==============  ============  ============

  2,308,395        803,924    10,248,911             0     111,154,837               0    18,366,945             0
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
  3,184,186      4,331,584    89,218,423    11,588,530      28,828,636     129,675,187     7,628,079    28,063,039
 (3,602,624)    (2,827,113)  (60,895,853)   (1,339,619)    (28,041,613)    (18,520,350)   (6,653,967)   (9,696,094)
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
  1,889,957      2,308,395    38,571,481    10,248,911     111,941,860     111,154,837    19,341,057    18,366,945
===========    ===========  ============  ============  ==============  ==============  ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                             -------------------------------------------------------------------------
                                       AST
                                  WESTERN ASSET              AST MFS                INVESCO V.I.
                                    EMERGING                LARGE-CAP                  MID CAP
                                  MARKETS DEBT                VALUE                    GROWTH
                                    PORTFOLIO               PORTFOLIO            PORTFOLIO, SERIES I
                             ----------------------  -----------------------  ------------------------
                             01/01/2013  04/20/2012*  01/01/2013  08/20/2012*  01/01/2013  04/27/2012*
                                 TO          TO           TO          TO           TO          TO
                             12/31/2013  12/31/2012   12/31/2013  12/31/2012   12/31/2013  12/31/2012
                             ----------  ----------- -----------  ----------- -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (13,637) $   (3,626) $  (134,844)  $ (3,538)  $  (158,141) $  (128,358)
  Capital gains
   distributions
   received.................          0           0            0          0             0        4,024
  Realized gain (loss) on
   shares redeemed..........    (37,482)      1,203      287,693      7,966       454,269     (129,507)
  Net change in unrealized
   gain (loss) on
   investments..............    (72,347)     29,062    1,894,970      9,276     4,135,724     (196,586)
                             ----------  ----------  -----------   --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (123,466)     26,639    2,047,819     13,704     4,431,852     (450,427)
                             ----------  ----------  -----------   --------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      3,631         226       14,841      8,328        63,049      471,712
  Annuity Payments..........     (5,721)          0            0          0       (16,046)     (47,756)
  Surrenders, withdrawals
   and death benefits.......   (247,325)    (25,139)    (534,761)    (4,704)   (1,842,716)  (1,265,429)
  Net transfers between
   other subaccounts or
   fixed rate option........   (200,379)  1,400,990   15,738,222    851,112     5,234,172   13,674,048
  Other charges.............       (533)        (52)     (55,648)    (1,361)      (17,292)     (11,990)
                             ----------  ----------  -----------   --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (450,327)  1,376,025   15,162,654    853,375     3,421,167   12,820,585
                             ----------  ----------  -----------   --------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (573,793)  1,402,664   17,210,473    867,079     7,853,019   12,370,158

NET ASSETS
  Beginning of period.......  1,402,664           0      867,079          0    12,370,158            0
                             ----------  ----------  -----------   --------   -----------  -----------
  End of period............. $  828,871  $1,402,664  $18,077,552   $867,079   $20,223,177  $12,370,158
                             ==========  ==========  ===========   ========   ===========  ===========

  Beginning units...........    134,988           0       85,020          0     1,264,900            0
                             ----------  ----------  -----------   --------   -----------  -----------
  Units issued..............    237,429     142,494    1,724,382    132,434       777,556    1,649,605
  Units redeemed............   (284,621)     (7,506)    (469,395)   (47,414)     (511,014)    (384,705)
                             ----------  ----------  -----------   --------   -----------  -----------
  Ending units..............     87,796     134,988    1,340,007     85,020     1,531,442    1,264,900
                             ==========  ==========  ===========   ========   ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                   AST       AST QMA       COLUMBIA                                       AST FRANKLIN
                   AST AQR     CLEARBRIDGE  EMERGING       VARIABLE          COLUMBIA          AST         TEMPLETON
  AST BOND         EMERGING     DIVIDEND     MARKETS   PORTFOLIO - CASH      VARIABLE       BLACKROCK       FOUNDING
  PORTFOLIO     MARKETS EQUITY   GROWTH      EQUITY       MANAGEMENT    PORTFOLIO - INCOME ISHARES ETF     FUNDS PLUS
    2024          PORTFOLIO     PORTFOLIO   PORTFOLIO        FUND         OPPORTUNITIES     PORTFOLIO      PORTFOLIO
------------    -------------- ----------- ----------- ---------------- ------------------ -----------    ------------
 01/02/2013*     02/25/2013*   02/25/2013* 02/25/2013*   04/26/2013*       04/26/2013*     04/29/2013*    04/29/2013*
     TO               TO           TO          TO             TO                TO             TO              TO
 12/31/2013       12/31/2013   12/31/2013  12/31/2013     12/31/2013        12/31/2013     12/31/2013      12/31/2013
------------    -------------- ----------- ----------- ---------------- ------------------ -----------    ------------
$ (2,530,501)     $   (9,036)  $  (50,980)  $ (2,837)     $   (7,600)        $ 11,056      $  (177,647)   $   (728,670)
           0               0            0          0               0            8,916                0               0
 (11,211,203)         28,432       48,109    (13,926)              0           (4,740)          95,178        (226,876)
    (751,879)         14,864      535,761      5,587               0          (14,094)       1,040,432       6,725,563
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 (14,493,583)         34,260      532,890    (11,176)         (7,600)           1,138          957,963       5,770,017
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

           0           3,297        3,017          5           1,894               72           34,870          90,351
           0               0            0          0         (26,403)               0          (15,677)              0
 (18,351,883)       (127,039)    (196,175)   (10,563)       (362,452)         (32,470)      (1,352,605)     (2,357,960)
 220,009,670       1,325,817    7,129,482    281,339       1,693,296          202,865       20,733,386     119,845,746
      (5,907)           (288)     (20,826)       (58)         (2,442)             (89)         (43,442)       (253,560)
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 201,651,880       1,201,787    6,915,498    270,723       1,303,893          170,378       19,356,532     117,324,577
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 187,158,297       1,236,047    7,448,388    259,547       1,296,293          171,516       20,314,495     123,094,594

           0               0            0          0               0                0                0               0
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
$187,158,297      $1,236,047   $7,448,388   $259,547      $1,296,293         $171,516      $20,314,495    $123,094,594
============      ==========   ==========   ========      ==========         ========      ===========    ============

           0               0            0          0               0                0                0               0
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
  50,796,143         248,802      869,335    103,828         176,759           25,568        3,940,198      14,072,031
 (29,351,070)       (126,932)    (230,768)   (76,828)        (46,246)          (8,585)      (2,003,189)     (2,680,373)
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
  21,445,073         121,870      638,567     27,000         130,513           16,983        1,937,009      11,391,658
============      ==========   ==========   ========      ==========         ========      ===========    ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A66

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                 SUBACCOUNTS
                             ---------------------------------------------------
                              AST DEFENSIVE
                             ASSET ALLOCATION AST AQR LARGE-CAP AST QMA LARGE-CAP
                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                             ---------------- ----------------- -----------------
                               04/29/2013*       04/29/2013*       04/29/2013*
                                    TO               TO                TO
                                12/31/2013       12/31/2013        12/31/2013
                             ---------------- ----------------- -----------------
OPERATIONS
  Net investment income
   (loss)...................   $  (322,349)      $   (7,176)        $   (680)
  Capital gains
   distributions
   received.................             0                0                0
  Realized gain (loss) on
   shares redeemed..........       136,874            3,482              572
  Net change in unrealized
   gain (loss) on
   investments..............       588,787          118,545            9,043
                               -----------       ----------         --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............       403,312          114,851            8,935
                               -----------       ----------         --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................           541                0                0
  Annuity Payments..........             0                0                0
  Surrenders, withdrawals
   and death benefits.......    (3,916,172)         (39,435)          (2,604)
  Net transfers between
   other subaccounts or
   fixed rate option........    45,192,823        1,225,825          126,233
  Other charges.............       (81,799)            (281)            (323)
                               -----------       ----------         --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    41,195,393        1,186,109          123,306
                               -----------       ----------         --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    41,598,705        1,300,960          132,241

NET ASSETS
  Beginning of period.......             0                0                0
                               -----------       ----------         --------
  End of period.............   $41,598,705       $1,300,960         $132,241
                               ===========       ==========         ========

  Beginning units...........             0                0                0
                               -----------       ----------         --------
  Units issued..............     8,046,212          138,953           17,865
  Units redeemed............    (3,747,242)         (27,208)          (6,523)
                               -----------       ----------         --------
  Ending units..............     4,298,970          111,745           11,342
                               ===========       ==========         ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A67

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2013

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), a majority owned subsidiary of Prudential Financial, Inc. ("PFI"), commenced operations of the Account, pursuant to Connecticut law on November 25, 1987.

        On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate the Company from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The separate accounts will now be operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

        Under applicable insurance law the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Account.

 LifeVest Personal SecurityAnnuity      Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAPII")                            Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("ApexII")      AnnuityPlus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  AnnuityFlex ("Stagecoach Flex")       Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("ASImpact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach ApexII                      Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series OptimumPlus
  Credit ("Stagecoach Extra Credit")    Advanced Series OptimumFour
 Harvester XTra Credit ("Harvester      Advanced Series OptimumExtra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

                                      A68

        The annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

        The Account consists of one hundred and fifty four subaccounts of which one hundred and fifty two had activity during the year, each of which invests in either a corresponding portfolio of the Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:

ACCESS VP High Yield Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio (formerly AST Clearbridge Dividend
 Growth Portfolio)
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio (formerly AST Horizon Moderate Asset
 Allocation Portfolio)
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio (formerly AST BlackRock Value Portfolio) AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio (formerly AST JPMorgan
 International Equity Portfolio)
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio (formerly AST Marsico Capital
 Growth Portfolio)
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio (formerly AST First Trust Capital
 Appreciation Target Portfolio)
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio (formerly AST Moderate Asset Allocation
 Portfolio)
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio (formerly AST T. Rowe Price Global Bond
 Portfolio)
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio

                                      A69

Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Growth Fund
Columbia Variable Portfolio - High Income Fund*
Columbia Variable Portfolio - Money Market Fund*
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio - U.S. Government Mortgage Fund (formerly Columbia
 Variable Portfolio Short Duration US Government Fund)
Columbia Variable Portfolio - Cash Management Fund
Columbia Variable Portfolio - Income Opportunities
Davis Value Portfolio
First Trust Target Focus Four Portfolio**
Global Dividend Target 15 Portfolio**
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Mid Cap Growth Portfolio, Series I (formerly Invesco Van Kampen
 V.I. Mid Cap Growth Portfolio, Series I)
Invesco V.I. Technology Fund
NASDAQ Target 15 Portfolio**
NVIT Developing Markets Fund
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Basic Materials
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Bull
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
Prudential SP International Growth Portfolio
Rydex VT Inverse S&P 500 Strategy
Rydex VT NASDAQ-100
Rydex VT Nova
S&P Target 24 Portfolio**
Target Managed VIP Portfolio
The DOW DART 10 Portfolio**
The DOW Target Dividend Portfolio**
Value Line Target 25 Portfolio**
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Total Return Bond

        --------
        * Subaccount no longer available for investment as of December 31, 2013.
        ** The Board of Trustees of First Defined Portfolio Fund, LLC has approved the liquidation of the portfolio, which is expected to occur on April 25, 2014. See fund financial statements for details.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the year ended December 31, 2013 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO            SURVIVING PORTFOLIO
APRIL 26, 2013             ----------------------------- -----------------------------
                           COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO -
                                 MONEY MARKET FUND           CASH MANAGEMENT FUND
                           ----------------------------- -----------------------------
Shares....................           1,098,719                     1,098,719
Net asset value per share.          $     1.00                    $     1.00
Net assets before merger..          $1,098,719                    $        0
Net assets after merger...          $        0                    $1,098,719

APRIL 26, 2013             COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO -
                                 HIGH INCOME FUND            INCOME OPPORTUNITIES
                           ----------------------------- -----------------------------
Shares....................              22,630                        24,021
Net asset value per share.          $    10.19                    $     9.60
Net assets before merger..          $  230,603                    $        0
Net assets after merger...          $        0                    $  230,603

                                      A70

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon the first in, first out ("FIFO") method of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex- distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively.
        This guidance does
        not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable

                                      A71
        evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of the Prudential Series Fund, the Advanced Series Trust and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

PROPRIETARY FUNDS (The Prudential Series Fund and the Advanced Series Trust). $45,333,168,366
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $     3,497,272
Columbia Variable Portfolio - Cash Management Fund........................... $     1,296,293

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

      Davis Value Portfolio................................... $ 1,138,982
      Columbia Variable Portfolio - Asset Allocation Fund..... $ 4,822,349
      Columbia Variable Portfolio - Small Company Growth Fund. $   381,023
      NVIT Developing Markets Fund............................ $78,997,094
      ProFund VP Asia 30...................................... $22,804,193
      ProFund VP Banks........................................ $ 6,430,427
      ProFund VP Bear......................................... $ 9,946,938
      ProFund VP Biotechnology................................ $10,864,210
      ProFund VP Basic Materials.............................. $13,665,207
      ProFund VP UltraBull.................................... $ 8,024,345
      ProFund VP Bull......................................... $39,464,771
      ProFund VP Consumer Services............................ $10,839,632
      ProFund VP Consumer Goods Portfolio..................... $11,414,372
      ProFund VP Oil & Gas.................................... $35,104,740
      ProFund VP Europe 30.................................... $18,716,712
      ProFund VP Financials................................... $16,277,079
      ProFund VP U.S. Government Plus......................... $26,886,002
      ProFund VP Health Care.................................. $24,162,673
      ACCESS VP High Yield Fund............................... $26,571,348
      ProFund VP Industrials.................................. $ 9,293,000
      ProFund VP Internet..................................... $ 5,732,829
      ProFund VP Japan........................................ $ 7,983,185
      ProFund VP Precious Metals.............................. $53,300,876
      ProFund VP Mid-Cap Growth............................... $28,057,229
      ProFund VP Mid-Cap Value................................ $22,991,866

                                      A72

ProFund VP Pharmaceuticals............................................ $ 7,029,288
ProFund VP Real Estate................................................ $16,659,586
ProFund VP Rising Rates Opportunity................................... $ 9,051,615
ProFund VP NASDAQ-100................................................. $22,815,014
ProFund VP Semiconductor.............................................. $ 1,044,568
ProFund VP Small-Cap Growth........................................... $20,943,937
ProFund VP Short Mid-Cap.............................................. $ 1,043,314
ProFund VP Short NASDAQ-100........................................... $ 3,830,882
ProFund VP Short Small-Cap............................................ $ 2,657,305
ProFund VP Small-Cap Value............................................ $17,613,371
ProFund VP Technology................................................. $ 6,098,885
ProFund VP Telecommunications......................................... $ 9,764,997
ProFund VP UltraMid-Cap............................................... $17,481,400
ProFund VP UltraNASDAQ-100............................................ $20,011,887
ProFund VP UltraSmall-Cap............................................. $ 8,671,318
ProFund VP Utilities.................................................. $23,443,421
ProFund VP Large-Cap Growth........................................... $22,219,788
ProFund VP Large-Cap Value............................................ $18,800,478
Columbia Variable Portfolio - U.S. Government Mortgage Fund........... $ 1,050,747
Columbia Variable Portfolio - Growth Fund............................. $ 4,459,242
Invesco V.I. Global Health Care Fund.................................. $32,462,822
Invesco V.I. Technology Fund.......................................... $20,462,783
Invesco V.I. Mid Cap Growth Portfolio, Series I....................... $12,370,158
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $25,939,171
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $   633,289
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $ 1,544,395
Wells Fargo Advantage VT Total Return Bond............................ $ 4,987,963
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $20,975,665
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $15,108,656
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $24,608,135
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $ 2,924,570
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $ 6,241,183
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $13,139,146
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $ 1,189,562

NOTE 4: TAXES

        Prudential Annuities is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2013 were as follows:

                                                       PURCHASES       SALES
                                                      ------------ --------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $ 99,412,214 $  190,216,957
AST T. Rowe Price Large-Cap Growth Portfolio......... $145,950,637 $  119,394,355
AST Schroders Multi-Asset World Strategies Portfolio. $161,418,645 $  312,390,187
AST Money Market Portfolio........................... $810,533,999 $1,067,321,465
AST Cohen & Steers Realty Portfolio.................. $ 47,756,061 $   64,479,045
AST J.P. Morgan Strategic Opportunities Portfolio.... $104,987,254 $  246,887,735
AST Herndon Large-Cap Value Portfolio................ $ 41,290,157 $   64,779,240
AST High Yield Portfolio............................. $251,838,557 $  332,389,851

                                      A73

                                                          PURCHASES      SALES
                                                         ------------ ------------
AST Federated Aggressive Growth Portfolio............... $ 49,365,240 $ 90,909,625
AST Mid-Cap Value Portfolio............................. $ 38,043,101 $ 51,834,642
AST Small-Cap Value Portfolio........................... $ 59,648,038 $100,836,669
AST Goldman Sachs Concentrated Growth Portfolio......... $ 36,997,211 $ 69,503,283
AST Goldman Sachs Mid-Cap Growth Portfolio.............. $ 73,883,560 $ 74,909,706
AST Goldman Sachs Small-Cap Value Portfolio............. $ 67,955,005 $ 54,767,273
AST Large-Cap Value Portfolio........................... $ 86,577,980 $ 77,561,826
AST Lord Abbett Core Fixed Income Portfolio............. $ 80,326,195 $132,367,803
AST Loomis Sayles Large-Cap Growth Portfolio............ $ 97,682,985 $242,785,649
AST MFS Growth Portfolio................................ $ 43,764,662 $ 71,345,358
AST Neuberger Berman Mid-Cap Growth Portfolio........... $ 72,579,699 $ 82,649,060
AST Neuberger Berman/LSV Mid-Cap Value Portfolio........ $ 91,539,663 $106,523,947
AST Small-Cap Growth Portfolio.......................... $ 70,116,305 $ 57,082,915
AST PIMCO Limited Maturity Bond Portfolio............... $153,709,089 $235,041,902
AST PIMCO Total Return Bond Portfolio................... $268,289,010 $618,938,301
AST T. Rowe Price Equity Income Portfolio............... $ 68,325,950 $ 65,471,316
AST QMA US Equity Alpha Portfolio....................... $ 33,415,052 $ 48,547,809
AST T. Rowe Price Natural Resources Portfolio........... $ 51,034,233 $ 99,473,665
AST T. Rowe Price Asset Allocation Portfolio............ $315,868,087 $271,741,206
AST International Value Portfolio....................... $ 29,943,325 $ 36,120,034
AST MFS Global Equity Portfolio......................... $101,260,501 $ 58,718,696
AST J.P. Morgan International Equity Portfolio.......... $ 56,117,861 $ 64,509,828
AST Templeton Global Bond Portfolio..................... $ 57,876,759 $ 77,053,716
AST International Growth Portfolio...................... $ 86,599,889 $113,844,816
AST Wellington Management Hedged Equity Portfolio....... $240,357,211 $101,218,896
AST Capital Growth Asset Allocation Portfolio........... $796,439,478 $675,818,735
AST Academic Strategies Asset Allocation Portfolio...... $325,896,871 $696,317,072
AST Balanced Asset Allocation Portfolio................. $313,860,673 $498,123,864
AST Preservation Asset Allocation Portfolio............. $205,281,769 $834,642,784
AST Schroders Global Tactical Portfolio................. $241,258,137 $159,695,747
AST RCM World Trends Portfolio.......................... $ 94,279,309 $193,061,926
AST J.P. Morgan Global Thematic Portfolio............... $122,383,259 $122,104,875
AST Goldman Sachs Multi-Asset Portfolio................. $ 88,152,762 $203,981,453
AST FI Pyramis(R) Asset Allocation Portfolio............ $144,320,846 $ 68,037,464
AST Western Asset Core Plus Bond Portfolio.............. $153,225,057 $145,299,988
Davis Value Portfolio................................... $     38,601 $    318,484
Columbia Variable Portfolio - Asset Allocation Fund..... $     70,047 $  1,061,339
Columbia Variable Portfolio - Money Market Fund......... $    286,696 $  1,304,185
Columbia Variable Portfolio - Small Company Growth Fund. $          8 $     87,362
Prudential SP International Growth Portfolio............ $  2,164,515 $  4,230,526
NVIT Developing Markets Fund............................ $ 20,542,851 $ 35,785,813
The DOW DART 10 Portfolio............................... $  2,715,329 $  3,859,637
First Trust Target Focus Four Portfolio................. $  2,282,017 $  3,627,245
Global Dividend Target 15 Portfolio..................... $  6,783,702 $ 14,393,013
NASDAQ Target 15 Portfolio.............................. $  5,297,465 $  4,742,171
S&P Target 24 Portfolio................................. $  5,624,366 $  5,058,191
Target Managed VIP Portfolio............................ $  3,603,548 $  6,386,788
Value Line Target 25 Portfolio.......................... $    523,620 $  1,856,305
The DOW Target Dividend Portfolio....................... $  5,693,142 $  7,614,836
ProFund VP Asia 30...................................... $ 19,218,913 $ 24,607,132
ProFund VP Banks........................................ $ 25,758,149 $ 28,648,419
ProFund VP Bear......................................... $ 51,306,829 $ 49,948,104
ProFund VP Biotechnology................................ $ 27,211,365 $ 26,132,046
ProFund VP Basic Materials.............................. $ 13,235,110 $ 14,242,396
ProFund VP UltraBull.................................... $ 30,884,194 $ 31,249,332
ProFund VP Bull......................................... $146,104,789 $149,928,295
ProFund VP Consumer Services............................ $ 20,833,233 $ 16,947,952
ProFund VP Consumer Goods Portfolio..................... $ 14,418,990 $ 13,454,830
ProFund VP Oil & Gas.................................... $ 15,167,152 $ 23,915,975
ProFund VP Europe 30.................................... $ 28,876,445 $ 28,018,355
ProFund VP Financials................................... $ 25,449,612 $ 23,888,297

                                      A74

                                                                         PURCHASES        SALES
                                                                       -------------- --------------
ProFund VP U.S. Government Plus....................................... $  102,300,763 $  110,252,901
ProFund VP Health Care................................................ $   34,544,460 $   30,679,319
ACCESS VP High Yield Fund............................................. $   57,011,103 $   64,248,997
ProFund VP Industrials................................................ $   19,079,930 $   15,944,341
ProFund VP Internet................................................... $   13,058,539 $   11,602,834
ProFund VP Japan...................................................... $   40,866,522 $   39,844,608
ProFund VP Precious Metals............................................ $   63,676,378 $   74,005,873
ProFund VP Mid-Cap Growth............................................. $   44,960,277 $   48,983,402
ProFund VP Mid-Cap Value.............................................. $   52,473,216 $   55,491,631
ProFund VP Pharmaceuticals............................................ $   11,025,573 $   12,161,516
ProFund VP Real Estate................................................ $   20,319,737 $   23,810,765
ProFund VP Rising Rates Opportunity................................... $   66,707,403 $   59,299,164
ProFund VP NASDAQ-100................................................. $  115,268,703 $  114,461,931
ProFund VP Semiconductor.............................................. $   10,735,496 $   10,900,580
ProFund VP Small-Cap Growth........................................... $   66,394,966 $   53,765,753
ProFund VP Short Mid-Cap.............................................. $   12,687,105 $   12,955,173
ProFund VP Short NASDAQ-100........................................... $   25,866,069 $   27,006,120
ProFund VP Short Small-Cap............................................ $   28,343,203 $   29,710,357
ProFund VP Small-Cap Value............................................ $   28,553,096 $   29,058,758
ProFund VP Technology................................................. $    6,423,923 $    8,255,686
ProFund VP Telecommunications......................................... $   12,152,679 $   15,678,026
ProFund VP UltraMid-Cap............................................... $   47,212,660 $   53,274,431
ProFund VP UltraNASDAQ-100............................................ $   45,581,790 $   44,352,073
ProFund VP UltraSmall-Cap............................................. $   44,881,878 $   46,757,574
ProFund VP Utilities.................................................. $   23,658,130 $   26,642,729
ProFund VP Large-Cap Growth........................................... $   19,206,057 $   18,287,314
ProFund VP Large-Cap Value............................................ $   30,168,136 $   37,558,858
Rydex VT Nova......................................................... $       35,328 $      345,461
Rydex VT NASDAQ-100................................................... $       19,404 $    1,532,750
Rydex VT Inverse S&P 500 Strategy..................................... $        3,508 $       36,165
Invesco V.I. Global Health Care Fund.................................. $   14,284,023 $   15,534,518
Invesco V.I. Technology Fund.......................................... $    1,691,466 $    4,982,444
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $       98,379 $    3,835,270
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $       58,247 $      164,945
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $      115,199 $      380,305
Wells Fargo Advantage VT Total Return Bond............................ $       45,050 $    1,187,725
AST First Trust Balanced Target Portfolio............................. $  196,273,738 $  313,965,092
AST Prudential Growth Allocation Portfolio............................ $  475,129,631 $  595,660,933
AST Advanced Strategies Portfolio..................................... $  250,142,728 $  305,224,642
Columbia Variable Portfolio - High Income Fund........................ $            1 $      235,553
AST Investment Grade Bond Portfolio................................... $1,541,447,974 $3,016,819,144
AST Bond Portfolio 2015............................................... $    6,416,942 $   48,390,897
AST Bond Portfolio 2018............................................... $   71,440,663 $  266,355,734
AST Bond Portfolio 2019............................................... $   90,639,949 $  157,754,173
AST Global Real Estate Portfolio...................................... $   25,350,888 $   24,667,448
AST Parametric Emerging Markets Equity Portfolio...................... $   63,123,431 $   53,999,025
AST Bond Portfolio 2016............................................... $   15,743,986 $   49,875,949
AST Bond Portfolio 2020............................................... $  345,651,276 $  138,510,250
AST Jennison Large-Cap Value Portfolio................................ $   16,801,662 $   11,776,109
AST Jennison Large-Cap Growth Portfolio............................... $   19,989,033 $   16,739,530
AST Bond Portfolio 2017............................................... $   50,863,391 $  171,579,020
AST Bond Portfolio 2021............................................... $   22,525,663 $  157,908,049
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $    4,005,905 $    5,404,468
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $      102,508 $      520,047
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $       60,980 $      183,266
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $   11,085,841 $   15,885,537
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $    5,522,273 $    5,957,185
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $    5,742,514 $   10,013,761
AST Bond Portfolio 2022............................................... $   28,148,097 $  282,495,347
AST Quantitative Modeling Portfolio................................... $   57,735,952 $    3,730,366
AST BlackRock Global Strategies Portfolio............................. $   65,340,002 $   38,390,754

                                      A75

                                                              PURCHASES      SALES
                                                             ------------ ------------
Invesco V.I. Diversified Dividend Fund...................... $ 14,791,354 $ 11,039,385
Columbia Variable Portfolio - U.S. Government Mortgage Fund. $     92,579 $    371,564
Columbia Variable Portfolio - Growth Fund................... $      5,121 $    705,354
Wells Fargo Advantage VT Opportunity Fund - Class 1......... $     63,799 $    602,870
Wells Fargo Advantage VT Opportunity Fund - Class 2......... $     11,472 $  1,471,110
AST Prudential Core Bond Portfolio.......................... $ 27,871,850 $ 32,930,392
AST Neuberger Berman Core Bond Portfolio.................... $ 22,575,073 $ 27,184,537
AST Bond Portfolio 2023..................................... $746,579,096 $476,618,564
AST Franklin Templeton Founding Funds Allocation Portfolio.. $208,807,099 $230,075,355
AST New Discovery Asset Allocation Portfolio................ $ 58,366,714 $ 49,709,507
AST Western Asset Emerging Markets Debt Portfolio........... $  2,231,567 $  2,695,531
AST MFS Large-Cap Value Portfolio........................... $ 18,921,483 $  3,893,675
Invesco V.I. Mid Cap Growth Portfolio, Series I............. $  8,114,741 $  4,907,843
AST Bond Portfolio 2024..................................... $446,719,938 $247,598,558
AST AQR Emerging Markets Equity Portfolio................... $  2,354,772 $  1,162,020
AST ClearBridge Dividend Growth Portfolio................... $  8,632,188 $  1,767,670
AST QMA Emerging Markets Equity Portfolio................... $  1,007,903 $    740,018
Columbia Variable Portfolio - Cash Management Fund.......... $  1,577,337 $    281,120
Columbia Variable Portfolio - Income Opportunities.......... $    230,664 $     61,606
AST BlackRock iShares ETF Portfolio......................... $ 30,300,256 $ 11,121,372
AST Franklin Templeton Founding Funds Plus Portfolio........ $128,713,672 $ 12,117,765
AST Defensive Asset Allocation Portfolio.................... $ 67,022,685 $ 26,149,641
AST AQR Large-Cap Portfolio................................. $  1,458,436 $    279,503
AST QMA Large-Cap Portfolio................................. $    187,030 $     64,405

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

        PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of PFI (together, the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of The Prudential Series Fund. The Account invests only in Class I shares of The Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. ("PAD") an indirect wholly-owned subsidiary of PFI, which acts as the

                                      A76
        distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid by most portfolios of the Advanced Series Trust to PAD. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable contract options.

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    37,349    $12.08707 to  $41.75519 $716,558   0.00%    0.65%  to   3.05%  29.47% to  32.67%
December 31, 2012    42,847    $ 9.30695 to  $31.71129 $614,004   1.16%    0.65%  to   3.05%  16.01% to  18.89%
December 31, 2011    48,462    $ 7.99763 to  $26.87621 $585,046   1.00%    0.65%  to   3.05%  -8.40% to  -6.13%
December 31, 2010    62,933    $ 8.70377 to  $28.84949 $820,710   1.51%    0.65%  to   3.05%   9.45% to  12.15%
December 31, 2009    69,519    $ 7.92816 to  $25.91920 $844,173   3.18%    0.65%  to   3.05%  15.79% to  21.38%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    33,289    $11.26548 to  $29.71001 $592,866   0.00%    0.65%  to   3.05%  39.64% to  43.09%
December 31, 2012    30,668    $ 8.00177 to  $20.76320 $389,449   0.00%    0.65%  to   3.05%  13.99% to  16.82%
December 31, 2011    28,910    $ 6.96201 to  $17.77397 $317,828   0.00%    0.65%  to   3.05%  -4.69% to  -2.33%
December 31, 2010    38,965    $ 7.24476 to  $18.19879 $439,619   0.00%    0.65%  to   3.05%  12.28% to  15.06%
December 31, 2009    37,612    $ 6.39958 to  $15.81719 $383,309   0.00%    0.65%  to   3.05%  30.89% to  52.37%

                                      A77

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     81,192   $11.07210 to  $23.11070 $1,213,789   0.00%    0.65%  to   3.05%   10.91% to   13.66%
December 31, 2012     91,006   $ 9.96221 to  $20.33387 $1,203,588   1.98%    0.65%  to   3.05%    7.74% to   10.42%
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%  to   3.05%   22.04% to   26.58%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     73,054   $ 8.66333 to  $15.10943 $  791,598   0.00%    0.65%  to   3.05%   -3.05% to   -0.65%
December 31, 2012     96,861   $ 8.93594 to  $15.20802 $1,048,385   0.01%    0.65%  to   3.05%   -3.05% to   -0.64%
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%  to   3.05%   -2.51% to   -0.41%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      5,542   $14.57979 to  $34.56960 $  159,581   0.00%    0.65%  to   3.05%   -0.01% to    2.46%
December 31, 2012      6,084   $14.53663 to  $33.94359 $  171,392   1.39%    0.65%  to   3.05%   11.82% to   14.60%
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%  to   3.05%   28.17% to   51.97%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     78,019   $11.31123 to  $29.21518 $1,196,353   0.00%    0.65%  to   3.05%    7.65% to   10.31%
December 31, 2012     86,515   $10.48611 to  $26.48459 $1,212,902   1.50%    0.65%  to   3.05%    7.34% to   10.00%
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%  to   3.05%   14.97% to   21.23%

                                             AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,256   $12.48646 to  $23.07231 $  148,095   0.00%    0.65%  to   3.05%   30.52% to   33.75%
December 31, 2012      9,571   $10.11918 to  $17.29342 $  129,268   1.12%    0.65%  to   3.05%    9.94% to   12.66%
December 31, 2011      9,551   $ 9.17609 to  $15.38823 $  115,478   0.73%    0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010     12,806   $ 8.96367 to  $15.60454 $  156,605   1.46%    0.65%  to   3.05%    9.01% to   11.71%
December 31, 2009     12,049   $ 8.67084 to  $14.00397 $  135,489   0.86%    0.65%  to   3.05%   15.01% to   26.77%

                                                    AST HIGH YIELD PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     19,537   $12.52635 to  $27.29926 $  393,331   0.00%    0.65%  to   3.05%    3.91% to    6.48%
December 31, 2012     23,729   $12.02995 to  $25.63707 $  446,376   4.89%    0.65%  to   3.05%   10.40% to   13.13%
December 31, 2011     24,401   $11.04415 to  $22.66074 $  401,816   6.36%    0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010     28,186   $11.00659 to  $22.10754 $  457,631   3.30%    0.65%  to   3.05%   10.04% to   12.76%
December 31, 2009     31,024   $ 9.97157 to  $19.60556 $  456,718   4.69%    0.65%  to   3.05%   24.11% to   34.67%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,357   $15.68297 to  $37.00144 $  323,756   0.00%    0.65%  to   3.05%   36.52% to   39.90%
December 31, 2012     17,495   $10.72052 to  $26.51602 $  264,700   0.00%    0.65%  to   3.05%   16.41% to   19.29%
December 31, 2011     18,842   $ 9.19070 to  $22.28390 $  239,041   0.40%    0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010     17,172   $10.88753 to  $25.87932 $  271,022   0.05%    0.65%  to   3.05%   28.51% to   31.68%
December 31, 2009     18,111   $ 8.45485 to  $19.70231 $  222,459   0.21%    0.65%  to   3.05%   28.88% to   31.80%

                                                  AST MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      5,480   $15.48977 to  $28.38035 $  116,162   0.00%    0.65%  to   3.05%   28.38% to   31.55%
December 31, 2012      6,109   $11.37731 to  $21.62753 $   99,274   0.46%    0.65%  to   3.05%   14.79% to   17.64%
December 31, 2011      5,972   $ 9.89066 to  $18.43079 $   83,072   0.69%    0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010      8,194   $11.12493 to  $19.26268 $  120,022   0.57%    0.65%  to   3.05%   19.84% to   22.80%
December 31, 2009      6,621   $ 9.25441 to  $15.72510 $   79,789   1.73%    0.65%  to   3.05%   31.61% to   37.98%

                                                 AST SMALL-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     13,096   $16.41575 to  $40.14664 $  370,911   0.00%    0.65%  to   3.05%   33.21% to   36.51%
December 31, 2012     14,752   $12.28493 to  $29.40995 $  304,317   0.46%    0.65%  to   3.05%   14.55% to   17.39%
December 31, 2011     17,048   $10.26539 to  $25.05272 $  299,669   0.57%    0.65%  to   3.05%   -8.84% to   -6.59%
December 31, 2010     22,874   $11.23772 to  $26.81946 $  435,168   0.43%    0.65%  to   3.05%   22.16% to   25.17%
December 31, 2009     26,023   $ 9.18066 to  $21.42563 $  403,966   1.71%    0.65%  to   3.05%   23.38% to   30.63%

                                      A78

                                   AT YEAR ENDED                                FOR YEAR ENDED
                   ---------------------------------------------  ---------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ----------------
                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,368    $ 6.91871 to  $40.69374 $  317,909   0.00%    0.65%  to   3.05%  25.78% to  28.90%
December 31, 2012    14,281    $ 5.45551 to  $31.71289 $  273,394   0.26%    0.65%  to   3.05%  16.11% to  18.99%
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $  252,219   0.15%    0.65%  to   3.05%  -6.88% to  -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $  349,188   0.08%    0.65%  to   3.05%   6.93% to   9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $  376,154   0.00%    0.65%  to   3.05%  26.94% to  48.43%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,607    $ 7.84834 to  $31.13825 $  286,931   0.00%    0.65%  to   3.05%  28.16% to  31.33%
December 31, 2012    19,534    $ 6.07370 to  $23.76942 $  217,543   0.00%    0.65%  to   3.05%  15.96% to  18.84%
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $  176,796   0.00%    0.65%  to   3.05%  -5.93% to  -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $  283,946   0.00%    0.65%  to   3.05%  16.17% to  19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $  241,757   0.00%    0.65%  to   3.05%  33.15% to  56.07%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     6,989    $17.86358 to  $50.40332 $  237,752   0.00%    0.65%  to   3.05%  34.58% to  37.91%
December 31, 2012     6,307    $13.23238 to  $36.54808 $  160,398   0.51%    0.65%  to   3.05%  12.16% to  14.94%
December 31, 2011     6,118    $11.76172 to  $31.79808 $  137,760   0.47%    0.65%  to   3.05%  -1.78% to   0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $  187,638   0.51%    0.65%  to   3.05%  22.90% to  25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $  128,428   1.29%    0.65%  to   3.05%  23.36% to  29.08%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,347    $11.91079 to  $33.28529 $  326,159   0.00%    0.65%  to   3.05%  35.60% to  38.95%
December 31, 2012    18,083    $ 8.75680 to  $23.95472 $  225,816   3.28%    0.65%  to   3.05%  13.32% to  16.13%
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $  210,441   1.33%    0.65%  to   3.05%  -7.10% to  -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $  273,356   1.03%    0.65%  to   3.05%   9.71% to  12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $  276,543   2.85%    0.65%  to   3.05%  16.03% to  27.41%

                                         AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    18,063    $12.30996 to  $19.40444 $  302,619   0.00%    0.65%  to   3.05%  -4.99% to  -2.64%
December 31, 2012    20,917    $12.91655 to  $19.93011 $  361,599   1.15%    0.65%  to   3.05%   2.69% to   5.24%
December 31, 2011    21,912    $12.53881 to  $18.93744 $  362,864   1.75%    0.65%  to   3.05%   6.82% to   9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $  364,932   5.89%    0.65%  to   3.05%   9.96% to  12.68%
December 31, 2009    30,119    $10.60977 to  $15.35521 $  414,600   7.39%    0.65%  to   3.05%  19.63% to  33.73%

                                         AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    46,097    $13.09529 to  $29.54365 $  867,986   0.00%    0.65%  to   3.05%  32.45% to  35.72%
December 31, 2012    54,818    $ 9.85996 to  $21.76758 $  759,466   0.42%    0.65%  to   3.05%   8.84% to  11.54%
December 31, 2011    60,824    $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%  -3.93% to  -1.56%
December 31, 2010    80,568    $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%  16.10% to  18.97%
December 31, 2009    91,014    $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%  to   3.05%  26.06% to  28.92%

                                                   AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    18,805    $10.43665 to  $22.26046 $  266,959   0.00%    0.65%  to   3.05%  32.54% to  35.82%
December 31, 2012    20,868    $ 7.81006 to  $16.43129 $  218,354   0.00%    0.65%  to   3.05%  13.51% to  16.32%
December 31, 2011    21,613    $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%  -3.62% to  -1.24%
December 31, 2010    26,573    $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%   9.35% to  12.05%
December 31, 2009    29,779    $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%  to   3.05%  20.37% to  23.50%

                                        AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    12,879    $12.62840 to  $43.59597 $  328,827   0.00%    0.65%  to   3.05%  28.57% to  31.75%
December 31, 2012    12,557    $ 9.74207 to  $33.09035 $  259,450   0.00%    0.65%  to   3.05%   8.95% to  11.65%
December 31, 2011    13,725    $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%  -1.41% to   1.03%
December 31, 2010    17,725    $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%  24.76% to  27.84%
December 31, 2009    16,602    $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%  to   3.05%  23.09% to  28.95%

                                       AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,190    $14.87402 to  $57.58674 $  453,513   0.00%    0.65%  to   3.05%  37.68% to  41.08%
December 31, 2012    13,358    $10.78115 to  $40.81741 $  331,538   1.06%    0.65%  to   3.05%  13.55% to  16.37%
December 31, 2011    14,976    $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%  -5.45% to  -3.12%
December 31, 2010    19,868    $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%  19.67% to  22.63%
December 31, 2009    22,093    $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%  to   3.05%  34.49% to  39.73%

                                      A79

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,471   $15.87466 to  $37.20616 $  192,230   0.00%    0.65%  to   3.05%   31.05% to   34.29%
December 31, 2012      7,448   $12.08818 to  $27.70495 $  131,511   0.00%    0.65%  to   3.05%    8.75% to   11.45%
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%
December 31, 2009      8,640   $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%  to   3.05%   30.09% to   33.04%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     42,059   $10.00959 to  $20.14971 $  578,095   0.00%    0.65%  to   3.05%   -5.16% to   -2.81%
December 31, 2012     47,792   $10.55386 to  $20.73224 $  672,855   1.25%    0.65%  to   3.05%    1.50% to    4.01%
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%
December 31, 2009     69,607   $10.41264 to  $19.00861 $  920,649   5.00%    0.65%  to   3.05%    4.23% to    9.51%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    118,806   $11.42690 to  $28.29890 $1,968,656   0.00%    0.65%  to   3.05%   -4.83% to   -2.48%
December 31, 2012    138,677   $11.98224 to  $29.01718 $2,363,958   2.64%    0.65%  to   3.05%    5.98% to    8.61%
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%  to   3.05%    9.96% to   15.77%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,974   $11.65423 to  $20.70293 $  256,073   0.00%    0.65%  to   3.05%   25.73% to   28.84%
December 31, 2012     15,573   $ 9.24050 to  $16.44119 $  194,477   0.19%    0.65%  to   3.05%   13.67% to   16.49%
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%  to   3.05%   20.39% to   28.65%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,839   $11.63492 to  $23.15073 $  152,204   0.00%    0.65%  to   3.05%   28.39% to   31.57%
December 31, 2012      9,787   $ 8.98801 to  $17.66725 $  128,439   0.80%    0.65%  to   3.05%   15.17% to   18.03%
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%  to   3.05%   18.47% to   27.19%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      7,867   $ 6.91863 to  $61.78578 $  238,899   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2012      9,550   $ 6.17225 to  $53.89981 $  254,000   0.42%    0.65%  to   3.05%    0.45% to    2.94%
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%  to   3.05%   32.64% to   48.38%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    125,028   $12.62814 to  $37.93685 $2,282,503   0.00%    0.65%  to   3.05%   13.27% to   16.07%
December 31, 2012    120,272   $11.12570 to  $32.68345 $1,911,349   1.28%    0.65%  to   3.05%   10.03% to   12.76%
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%  to   3.05%   20.19% to   23.33%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     10,200   $ 9.20275 to  $24.29855 $  162,555   0.00%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2012     10,513   $ 7.88041 to  $20.52383 $  142,343   2.44%    0.65%  to   3.05%   13.11% to   15.92%
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%  to   3.05%   26.78% to   29.65%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     10,878   $16.71585 to  $29.14854 $  247,774   0.00%    0.65%  to   3.05%   23.74% to   26.80%
December 31, 2012      8,585   $13.46685 to  $23.04503 $  157,918   1.10%    0.65%  to   3.05%   19.32% to   22.28%
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%  to   3.05%   27.89% to   33.61%

                                      A80

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     11,340   $10.42676 to  $41.62765 $  227,979   0.00%    0.65%  to   3.05%   11.84% to   14.61%
December 31, 2012     11,583   $ 9.24639 to  $36.59713 $  206,758   1.82%    0.65%  to   3.05%   18.18% to   21.12%
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%  to   3.05%   32.15% to   35.11%

                                              AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,013   $10.64538 to  $19.73350 $  234,911   0.00%    0.65%  to   3.05%   -6.69% to   -4.38%
December 31, 2012     16,122   $11.37326 to  $20.63724 $  264,564   2.52%    0.65%  to   3.05%    2.01% to    4.54%
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%  to   3.05%    9.03% to   11.63%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     22,847   $12.39448 to  $25.35990 $  477,721   0.00%    0.65%  to   3.05%   15.43% to   18.28%
December 31, 2012     24,203   $10.70484 to  $21.44012 $  426,787   1.14%    0.65%  to   3.05%   16.69% to   19.58%
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%  to   3.05%   29.96% to   34.41%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     38,068   $10.69255 to  $18.24052 $  467,374   0.00%    0.65%  to   3.05%   16.83% to   19.72%
December 31, 2012     25,556   $ 9.13349 to  $15.29759 $  263,881   0.27%    0.65%  to   3.05%    7.62% to   10.29%
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%  to   3.05%   24.77% to   27.73%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    371,724   $11.87730 to  $18.34056 $5,051,182   0.00%    0.65%  to   3.05%   18.94% to   21.88%
December 31, 2012    355,694   $ 9.96540 to  $15.10845 $4,005,044   0.85%    0.65%  to   3.05%   10.25% to   12.98%
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%  to   3.05%   21.57% to   24.51%

                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    268,594   $10.62911 to  $15.91091 $3,259,449   0.00%    0.65%  to   3.05%    6.62% to    9.26%
December 31, 2012    296,047   $ 9.94859 to  $14.62138 $3,322,480   1.01%    0.65%  to   3.05%    9.13% to   11.83%
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%  to   3.05%   20.63% to   23.55%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    230,218   $11.80605 to  $17.06501 $3,148,148   0.00%    0.65%  to   3.05%   14.06% to   16.88%
December 31, 2012    241,017   $10.32937 to  $14.65914 $2,847,167   0.95%    0.65%  to   3.05%    9.04% to   11.74%
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%  to   3.05%   19.32% to   22.50%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    189,791   $11.55638 to  $15.08292 $2,524,817   0.00%    0.65%  to   3.05%    5.88% to    8.50%
December 31, 2012    235,652   $10.89197 to  $13.95724 $2,916,724   1.12%    0.65%  to   3.05%    7.00% to    9.66%
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%  to   3.05%   15.05% to   19.26%

                                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     71,793   $11.81048 to  $18.19704 $  951,082   0.00%    0.65%  to   3.05%   14.46% to   17.29%
December 31, 2012     63,914   $10.29724 to  $15.57696 $  729,941   0.47%    0.65%  to   3.05%   12.36% to   15.15%
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%  to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%  to   3.05%   23.05% to   26.02%

                                      A81

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    81,060    $10.16792 to  $15.33485 $913,351   0.00%    0.65%  to   3.05%   9.01% to  11.71%
December 31, 2012    88,988    $ 9.32258 to  $13.85308 $906,641   0.55%    0.65%  to   3.05%   6.91% to   9.57%
December 31, 2011    83,954    $ 8.71537 to  $12.75958 $788,153   0.39%    0.65%  to   3.05%  -4.81% to  -2.45%
December 31, 2010    99,997    $ 9.15067 to  $13.19996 $973,078   0.54%    0.65%  to   3.05%   8.51% to  11.19%
December 31, 2009    74,171    $ 8.42891 to  $11.97996 $654,003   0.28%    0.65%  to   3.05%  19.69% to  22.59%

                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    61,737    $11.29324 to  $17.67205 $762,093   0.00%    0.65%  to   3.05%  12.74% to  15.53%
December 31, 2012    60,748    $ 9.98650 to  $15.35890 $656,213   0.47%    0.65%  to   3.05%  10.11% to  12.85%
December 31, 2011    56,707    $ 9.04125 to  $13.66570 $547,518   0.33%    0.65%  to   3.05%  -3.60% to  -1.22%
December 31, 2010    68,780    $ 9.34959 to  $13.88973 $681,353   0.29%    0.65%  to   3.05%  10.35% to  13.07%
December 31, 2009    48,274    $ 8.44669 to  $12.33318 $425,571   0.27%    0.65%  to   3.05%  23.06% to  25.84%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    70,368    $10.78921 to  $15.37361 $826,552   0.00%    0.65%  to   3.05%   6.47% to   9.11%
December 31, 2012    79,468    $10.10208 to  $14.14738 $863,292   0.58%    0.65%  to   3.05%   6.77% to   9.41%
December 31, 2011    76,501    $ 9.43274 to  $12.98251 $767,336   0.48%    0.65%  to   3.05%  -3.54% to  -1.15%
December 31, 2010    88,963    $ 9.74838 to  $13.18694 $912,004   0.46%    0.65%  to   3.05%   8.20% to  10.87%
December 31, 2009    66,502    $ 8.98223 to  $11.94190 $619,651   0.20%    0.65%  to   3.05%  19.87% to  22.58%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    42,246    $11.16380 to  $17.30319 $512,896   0.00%    0.65%  to   3.05%  15.59% to  18.45%
December 31, 2012    34,759    $ 9.62837 to  $14.66719 $359,929   0.51%    0.65%  to   3.05%  10.16% to  12.90%
December 31, 2011    29,299    $ 8.71300 to  $13.04434 $271,364   0.21%    0.65%  to   3.05%  -5.44% to  -3.11%
December 31, 2010    37,009    $ 9.18592 to  $13.51674 $358,393   0.37%    0.65%  to   3.05%   9.87% to  12.59%
December 31, 2009    32,643    $ 8.33501 to  $12.05414 $282,777   0.32%    0.65%  to   3.05%  17.78% to  20.44%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    37,184    $10.83196 to  $12.60936 $430,242   0.00%    0.65%  to   3.05%  -4.50% to  -2.13%
December 31, 2012    35,788    $11.30708 to  $12.93619 $428,318   3.36%    0.65%  to   3.05%   4.56% to   7.15%
December 31, 2011    34,470    $10.74387 to  $12.12164 $388,751   2.64%    0.65%  to   3.05%   2.80% to   5.33%
December 31, 2010    37,019    $10.43007 to  $11.55420 $400,318   1.62%    0.65%  to   3.05%   4.51% to   7.10%
December 31, 2009    28,705    $ 9.95931 to  $10.83217 $292,772   3.68%    0.65%  to   3.05%   8.45% to  10.90%

                                                   DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013        79    $15.14573 to  $20.44490 $  1,205   0.80%    1.40%  to   1.65%  31.23% to  31.56%
December 31, 2012        99    $11.51236 to  $15.57973 $  1,139   1.55%    1.40%  to   1.65%  11.21% to  11.49%
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%  -5.75% to  -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%  10.91% to  11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%  to   1.65%  28.99% to  29.32%

                                    COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013       228    $20.28826 to  $20.28826 $  4,631   2.42%    1.00%  to   1.00%  16.99% to  16.99%
December 31, 2012       278    $17.34227 to  $17.34227 $  4,822   2.17%    1.00%  to   1.00%  11.90% to  11.90%
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%  -1.84% to  -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%  12.30% to  12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%  to   1.00%  22.76% to  22.76%

                          COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND (EXPIRED APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013         0    $10.68335 to  $10.68335 $      0   0.00%    1.00%  to   1.00%  -0.31% to  -0.31%
December 31, 2012        95    $10.71636 to  $10.71636 $  1,017   0.00%    1.00%  to   1.00%  -1.01% to  -1.01%
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%  to   1.00%  -1.00% to  -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%  to   1.00%  -0.97% to  -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%  to   1.25%  -0.77% to  -0.77%

                                  COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013        15    $28.15297 to  $28.15297 $    427   0.11%    1.00%  to   1.00%  39.07% to  39.07%
December 31, 2012        19    $20.24437 to  $20.24437 $    381   0.00%    1.00%  to   1.00%  10.88% to  10.88%
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%  -6.49% to  -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%  27.10% to  27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%  to   1.00%  24.40% to  24.40%

                                      A82

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       498    $12.47344 to  $17.42066 $  7,436   0.00%    0.65%  to   2.75%   15.60% to   18.10%
December 31, 2012       651    $10.79007 to  $14.96204 $  8,260   0.60%    0.65%  to   2.75%   19.02% to   21.60%
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%  to   2.75%   33.38% to   36.26%

                                                 NVIT DEVELOPING MARKETS FUND
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,034    $13.28794 to  $31.48428 $ 62,989   0.90%    0.65%  to   3.05%   -3.02% to   -0.62%
December 31, 2012     3,751    $13.65931 to  $31.75987 $ 78,997   0.10%    0.65%  to   3.05%   13.21% to   16.02%
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%  to   3.05%   42.41% to   61.17%

                                                  THE DOW DART 10 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       450    $13.67313 to  $22.31439 $  7,317   0.00%    0.65%  to   3.05%   26.86% to   30.00%
December 31, 2012       520    $10.55526 to  $17.41057 $  6,534   0.00%    0.65%  to   3.05%    7.36% to   10.02%
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%  to   2.65%   10.93% to   31.20%

                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       736    $ 4.85206 to  $19.42415 $  6,024   0.00%    0.65%  to   3.05%   27.08% to   30.22%
December 31, 2012       906    $ 3.75425 to  $15.11352 $  5,805   0.00%    0.65%  to   3.05%   10.35% to   13.09%
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%  to   2.65%   25.38% to   31.50%

                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,308    $16.14256 to  $29.09368 $ 27,931   0.00%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2012     1,676    $14.50157 to  $25.76586 $ 31,651   0.00%    0.65%  to   3.05%   21.54% to   24.55%
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $ 46,874   0.00%    0.65%  to   3.05%   37.18% to   44.07%

                                                  NASDAQ TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       338    $13.68166 to  $19.55641 $  5,335   0.00%    0.65%  to   1.90%   46.00% to   47.86%
December 31, 2012       295    $ 9.28609 to  $13.30700 $  3,164   0.00%    0.65%  to   1.90%   10.84% to   12.26%
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $  2,820   0.00%    0.65%  to   1.90%   14.72% to   16.18%

                                                   S&P TARGET 24 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       631    $13.84665 to  $22.28491 $ 10,729   0.00%    0.65%  to   3.05%   37.84% to   41.25%
December 31, 2012       597    $ 9.83774 to  $16.00248 $  7,159   0.00%    0.65%  to   3.05%    6.10% to    8.73%
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $  9,289   0.00%    0.65%  to   2.65%   10.76% to   13.03%

                                                 TARGET MANAGED VIP PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,524    $11.54669 to  $19.98087 $ 21,707   0.00%    0.65%  to   2.65%   32.19% to   34.91%
December 31, 2012     1,716    $ 8.73469 to  $15.08398 $ 18,388   0.00%    0.65%  to   2.65%   10.02% to   12.28%
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $ 20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $ 27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $ 31,168   0.00%    0.65%  to   2.65%   10.00% to   12.26%

                                                VALUE LINE TARGET 25 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       666    $ 3.88216 to  $16.36592 $  6,731   0.00%    0.65%  to   1.90%   28.88% to   30.52%
December 31, 2012       798    $ 2.98472 to  $12.61467 $  6,276   0.00%    0.65%  to   1.90%   19.04% to   20.56%
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $  7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $ 12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $ 11,227   0.00%    0.65%  to   1.90%    5.08% to    6.42%

                                      A83

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,533    $10.59015 to  $21.10947 $17,930   0.00%    0.65%  to   2.65%   24.79% to   27.35%
December 31, 2012     1,695    $ 8.48620 to  $16.81204 $15,646   0.00%    0.65%  to   2.65%    2.76% to    4.88%
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $22,552   0.00%    0.65%  to   2.75%   10.98% to   36.51%

                                                     PROFUND VP ASIA 30
                   ------------------------------------------------------------------------------------------
December 31, 2013       845    $13.97265 to  $30.19771 $19,519   0.06%    0.65%  to   2.50%   12.10% to   14.22%
December 31, 2012     1,129    $12.45832 to  $26.50384 $22,804   0.00%    0.65%  to   2.50%   12.58% to   14.72%
December 31, 2011     1,209    $11.06023 to  $23.16046 $21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $82,212   1.00%    0.65%  to   2.50%   36.98% to   53.20%

                                                      PROFUND VP BANKS
                   ------------------------------------------------------------------------------------------
December 31, 2013       766    $ 4.87907 to  $15.96563 $ 5,019   0.41%    0.65%  to   2.75%   29.79% to   32.59%
December 31, 2012     1,296    $ 3.75923 to  $12.26356 $ 6,430   0.00%    0.65%  to   2.75%   29.73% to   32.54%
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $ 2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $ 6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $ 6,976   4.31%    0.65%  to   2.75%   -6.68% to   -4.86%

                                                       PROFUND VP BEAR
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,674    $ 2.22828 to  $ 3.73245 $ 7,919   0.00%    0.65%  to   3.05%  -28.79% to  -27.03%
December 31, 2012     2,506    $ 3.10838 to  $ 5.11497 $ 9,947   0.00%    0.65%  to   3.05%  -19.15% to  -17.14%
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $33,717   0.20%    0.65%  to   3.05%  -29.85% to  -26.27%

                                                  PROFUND VP BIOTECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2013       815    $21.45816 to  $43.45558 $20,141   0.00%    0.65%  to   1.90%   65.22% to   67.32%
December 31, 2012       717    $12.92186 to  $23.49701 $10,864   0.00%    0.65%  to   1.90%   38.03% to   39.79%
December 31, 2011       444    $ 9.31427 to  $17.02324 $ 4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $ 5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $ 7,870   0.00%    0.65%  to   1.90%    1.75% to    3.04%

                                                 PROFUND VP BASIC MATERIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013       792    $12.63704 to  $23.16241 $14,816   0.93%    0.65%  to   3.05%   14.82% to   17.66%
December 31, 2012       863    $10.97190 to  $19.73517 $13,665   0.29%    0.65%  to   2.75%    5.50% to    7.78%
December 31, 2011     1,157    $10.40033 to  $18.35708 $17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $55,224   0.58%    0.65%  to   3.05%   39.88% to   61.32%

                                                    PROFUND VP ULTRABULL
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,004    $10.92279 to  $23.61862 $12,630   0.00%    0.65%  to   1.90%   64.86% to   66.96%
December 31, 2012     1,021    $ 6.59191 to  $14.18214 $ 8,024   0.00%    0.65%  to   1.90%   26.46% to   28.08%
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $17,397   1.08%    0.65%  to   1.90%   41.89% to   43.70%

                                                       PROFUND VP BULL
                   ------------------------------------------------------------------------------------------
December 31, 2013     3,062    $12.31174 to  $19.40528 $45,975   0.00%    0.65%  to   3.05%   25.80% to   28.91%
December 31, 2012     3,404    $ 9.75656 to  $15.26808 $39,465   0.00%    0.65%  to   3.05%   10.41% to   13.15%
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $69,109   0.80%    0.65%  to   2.75%   20.93% to   26.04%

                                                PROFUND VP CONSUMER SERVICES
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,185    $15.62598 to  $25.49530 $19,826   0.25%    0.65%  to   3.05%   35.61% to   38.96%
December 31, 2012       889    $11.48757 to  $18.49608 $10,840   0.00%    0.65%  to   3.05%   18.37% to   21.30%
December 31, 2011       823    $ 9.58355 to  $15.12328 $ 8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $ 5,596   0.00%    0.65%  to   2.75%   23.34% to   29.95%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2013       894    $15.05350 to  $22.33301 $15,923    0.88%   0.65%  to   2.75%   24.92% to   27.62%
December 31, 2012       803    $12.05038 to  $17.54415 $11,414    0.95%   0.65%  to   2.75%    7.80% to   10.14%
December 31, 2011     1,243    $11.17801 to  $15.96959 $16,036    1.05%   0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $17,148    0.91%   0.65%  to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $16,511    0.81%   0.65%  to   2.75%   18.22% to   25.35%

                                                    PROFUND VP OIL & GAS
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,284    $15.66246 to  $34.06864 $33,901    0.43%   0.65%  to   3.05%   20.29% to   23.26%
December 31, 2012     1,631    $12.98066 to  $27.70826 $35,105    0.12%   0.65%  to   3.05%   -0.25% to    2.23%
December 31, 2011     2,056    $12.97271 to  $27.17321 $43,737    0.17%   0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $64,390    0.44%   0.65%  to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $62,591    0.00%   0.65%  to   3.05%   12.32% to   15.91%

                                                    PROFUND VP EUROPE 30
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,747    $10.08662 to  $19.93155 $23,469    1.36%   0.65%  to   2.75%   18.29% to   20.84%
December 31, 2012     1,696    $ 8.39741 to  $16.53513 $18,717    2.84%   0.65%  to   2.75%   13.38% to   15.84%
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $11,042    1.12%   0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $34,024    1.87%   0.65%  to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $46,899    3.41%   0.65%  to   2.75%   28.65% to   34.35%

                                                    PROFUND VP FINANCIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,514    $ 7.17338 to  $19.21216 $23,561    0.36%   0.65%  to   3.05%   28.05% to   31.22%
December 31, 2012     2,235    $ 5.58464 to  $14.98123 $16,277    0.13%   0.65%  to   3.05%   20.92% to   23.92%
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $10,764    0.00%   0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $18,134    0.30%   0.65%  to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $17,959    2.16%   0.65%  to   3.05%   11.96% to   31.98%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   ------------------------------------------------------------------------------------------
December 31, 2013       923    $10.38293 to  $17.03654 $13,973    0.20%   0.65%  to   2.75%  -21.34% to  -19.64%
December 31, 2012     1,423    $13.15892 to  $21.19966 $26,886    0.00%   0.65%  to   2.75%   -1.81% to    0.32%
December 31, 2011     2,260    $13.14239 to  $21.13300 $42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $35,006    0.05%   0.65%  to   3.05%  -34.47% to   -9.91%

                                                   PROFUND VP HEALTH CARE
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,348    $14.67591 to  $22.50584 $38,341    0.35%   0.65%  to   2.75%   35.92% to   38.85%
December 31, 2012     2,027    $10.65001 to  $16.58498 $24,163    0.38%   0.65%  to   2.75%   14.17% to   16.64%
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $22,452    0.50%   0.65%  to   2.75%   16.27% to   28.18%

                                                  ACCESS VP HIGH YIELD FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,155    $17.44748 to  $19.47151 $21,085    2.62%   0.65%  to   1.90%    7.93% to    9.30%
December 31, 2012     1,584    $16.16581 to  $17.81424 $26,571    4.12%   0.65%  to   1.90%   11.95% to   13.38%
December 31, 2011     2,808    $14.43990 to  $15.71178 $41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $17,790    9.63%   0.65%  to   1.90%   14.69% to   16.15%

                                                   PROFUND VP INDUSTRIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013       886    $14.45347 to  $24.67438 $16,378    0.42%   0.65%  to   2.75%   34.39% to   37.29%
December 31, 2012       681    $10.75494 to  $18.01769 $ 9,293    0.34%   0.65%  to   2.75%   12.61% to   15.05%
December 31, 2011       752    $ 9.55071 to  $15.70088 $ 9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $14,190    0.76%   0.65%  to   2.75%   20.69% to   27.28%

                                                     PROFUND VP INTERNET
                   ------------------------------------------------------------------------------------------
December 31, 2013       240    $41.34854 to  $50.15518 $10,188    0.00%   0.65%  to   1.90%   48.83% to   50.72%
December 31, 2012       203    $27.71190 to  $33.36005 $ 5,733    0.00%   0.65%  to   1.90%   17.48% to   18.98%
December 31, 2011       176    $23.52770 to  $28.10825 $ 4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $14,521    0.00%   0.65%  to   1.90%   73.91% to   76.13%

                                      A85

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,157    $ 9.68864 to  $16.17098 $ 13,024   0.00%    0.65%  to   2.75%   44.16% to   47.27%
December 31, 2012     1,032    $ 6.72060 to  $11.00789 $  7,983   0.00%    0.65%  to   2.75%   19.56% to   22.15%
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800   0.00%    0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269   0.00%    0.65%  to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550   0.62%    0.65%  to   2.75%    7.29% to   11.24%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,771    $ 6.74500 to  $11.38383 $ 25,863   0.00%    0.65%  to   2.75%  -39.65% to  -38.35%
December 31, 2012     3,517    $11.17737 to  $18.51153 $ 53,301   0.00%    0.65%  to   2.75%  -16.90% to  -15.10%
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281   0.00%    0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602   0.00%    0.65%  to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841   0.89%    0.65%  to   2.75%   31.60% to   36.71%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,576    $15.92425 to  $25.97017 $ 31,497   0.00%    0.65%  to   3.05%   26.55% to   29.68%
December 31, 2012     1,815    $12.54492 to  $20.07739 $ 28,057   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800   0.00%    0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920   0.00%    0.65%  to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819   0.00%    0.65%  to   3.05%   25.88% to   37.42%

                                                   PROFUND VP MID-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,339    $14.31905 to  $26.33828 $ 26,369   0.37%    0.65%  to   2.75%   28.53% to   31.30%
December 31, 2012     1,520    $11.14090 to  $20.11028 $ 22,992   0.15%    0.65%  to   2.75%   13.35% to   15.81%
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $ 25,104   0.17%    0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $ 28,287   0.59%    0.65%  to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $ 33,809   1.28%    0.65%  to   2.75%   27.27% to   30.02%

                                                  PROFUND VP PHARMACEUTICALS
                   -------------------------------------------------------------------------------------------
December 31, 2013       616    $12.19047 to  $20.70499 $  7,906   1.94%    0.65%  to   2.65%   28.14% to   30.77%
December 31, 2012       713    $ 9.41676 to  $16.05920 $  7,029   1.34%    0.65%  to   2.65%    8.88% to   11.13%
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $ 12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $  5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $ 11,294   1.32%    0.65%  to   2.65%   13.80% to   16.14%

                                                    PROFUND VP REAL ESTATE
                   -------------------------------------------------------------------------------------------
December 31, 2013       690    $10.97849 to  $22.21991 $ 13,090   1.28%    0.65%  to   3.05%   -2.96% to   -0.56%
December 31, 2012       869    $11.27854 to  $22.34453 $ 16,660   2.35%    0.65%  to   3.05%   13.59% to   16.41%
December 31, 2011       759    $ 9.89831 to  $19.19485 $ 12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $ 16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $ 17,219   3.84%    0.65%  to   2.75%   24.38% to   45.92%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   -------------------------------------------------------------------------------------------
December 31, 2013     6,725    $ 2.55893 to  $ 5.35722 $ 18,221   0.00%    0.65%  to   3.05%   12.93% to   15.72%
December 31, 2012     3,764    $ 2.23383 to  $ 4.69566 $  9,052   0.00%    0.65%  to   3.05%   -9.78% to   -7.54%
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $ 12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $ 34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $ 32,417   0.57%    0.65%  to   3.05%    0.53% to   31.33%

                                                    PROFUND VP NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,274    $ 9.68106 to  $27.48656 $ 30,452   0.00%    0.65%  to   2.50%   30.92% to   33.40%
December 31, 2012     2,193    $ 7.31221 to  $20.65639 $ 22,815   0.00%    0.65%  to   2.50%   13.32% to   15.47%
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $ 25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $ 38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $ 41,559   0.00%    0.65%  to   2.50%   30.08% to   51.02%

                                                   PROFUND VP SEMICONDUCTOR
                   -------------------------------------------------------------------------------------------
December 31, 2013       143    $ 7.57041 to  $12.35786 $  1,120   0.57%    0.65%  to   1.90%   30.94% to   32.61%
December 31, 2012       176    $ 5.76682 to  $ 9.83468 $  1,045   0.33%    0.65%  to   1.90%   -5.99% to   -4.79%
December 31, 2011       246    $ 6.11890 to  $10.41920 $  1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $  2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $  7,787   0.00%    0.65%  to   1.90%   60.87% to   62.92%

                                      A86

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,972    $15.89961 to  $29.40650 $44,117   0.00%    0.65%  to   3.05%   36.15% to   39.51%
December 31, 2012     1,306    $11.64237 to  $21.13125 $20,944   0.00%    0.65%  to   3.05%    9.04% to   11.75%
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to  $15.15895 $37,533   0.00%    0.65%  to   2.75%   22.70% to   25.73%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       173    $ 2.40360 to  $ 2.63579 $   423   0.00%    0.65%  to   1.65%  -28.89% to  -28.17%
December 31, 2012       298    $ 3.38019 to  $ 3.66941 $ 1,043   0.00%    0.65%  to   1.65%  -20.29% to  -19.48%
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%  to   1.90%  -36.62% to  -35.81%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013       998    $ 1.39116 to  $ 2.64409 $ 1,635   0.00%    0.65%  to   2.45%  -31.13% to  -29.86%
December 31, 2012     1,644    $ 2.01909 to  $ 3.82383 $ 3,831   0.00%    0.65%  to   2.50%  -20.83% to  -19.32%
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%  to   2.50%  -42.15% to  -28.89%

                                                 PROFUND VP SHORT SMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       244    $ 2.16944 to  $ 2.43499 $   549   0.00%    0.65%  to   1.90%  -32.56% to  -31.70%
December 31, 2012       779    $ 3.21681 to  $ 3.56496 $ 2,657   0.00%    0.65%  to   1.90%  -20.51% to  -19.49%
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $ 4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $ 3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $ 7,385   0.21%    0.65%  to   1.90%  -33.66% to  -32.81%

                                                 PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,227    $14.05201 to  $26.34809 $23,255   0.22%    0.65%  to   3.05%   33.48% to   36.78%
December 31, 2012     1,279    $10.49501 to  $19.31173 $17,613   0.00%    0.65%  to   3.05%   12.61% to   15.40%
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $15,703   0.43%    0.65%  to   3.05%   17.09% to   24.57%

                                                    PROFUND VP TECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2013       596    $ 7.29569 to  $20.75015 $ 5,374   0.00%    0.65%  to   1.90%   22.82% to   24.38%
December 31, 2012       816    $ 5.91023 to  $15.72774 $ 6,099   0.00%    0.65%  to   1.90%    8.21% to    9.59%
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $19,609   0.00%    0.65%  to   1.90%   58.36% to   60.38%

                                                PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------------
December 31, 2013       696    $ 6.48963 to  $16.08519 $ 7,143   3.34%    0.65%  to   3.05%    8.65% to   11.34%
December 31, 2012     1,024    $ 5.87296 to  $14.58634 $ 9,765   2.70%    0.65%  to   3.05%   12.96% to   15.76%
December 31, 2011       897    $ 5.11203 to  $12.72244 $ 7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $ 9,185   5.28%    0.65%  to   3.05%    4.37% to    9.32%

                                                   PROFUND VP ULTRAMID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       821    $22.48468 to  $42.30267 $21,008   0.00%    0.65%  to   2.50%   66.35% to   69.50%
December 31, 2012     1,147    $13.39974 to  $25.80111 $17,481   0.00%    0.65%  to   2.50%   29.17% to   31.63%
December 31, 2011     1,282    $10.28371 to  $19.88226 $14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $29,691   0.07%    0.65%  to   2.50%   60.90% to   64.71%

                                                 PROFUND VP ULTRANASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013     9,661    $ 1.92242 to  $45.24276 $36,426   0.00%    0.65%  to   1.90%   75.65% to   77.88%
December 31, 2012     9,648    $ 1.08727 to  $25.49858 $20,012   0.00%    0.65%  to   1.90%   31.21% to   32.88%
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $28,050   0.00%    0.65%  to   1.90%  115.18% to  117.93%

                                      A87

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP ULTRASMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       745    $15.96970 to  $35.46351 $13,363   0.00%    0.65%  to   1.90%   83.12% to   85.45%
December 31, 2012       882    $ 8.67698 to  $19.17159 $ 8,671   0.00%    0.65%  to   1.90%   27.05% to   28.67%
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $ 8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $11,107   0.13%    0.65%  to   1.90%   37.51% to   39.27%

                                                    PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,484    $12.72111 to  $23.91587 $23,563   2.86%    0.65%  to   3.05%    9.86% to   12.58%
December 31, 2012     1,647    $11.54386 to  $21.29761 $23,443   2.48%    0.65%  to   3.05%   -2.92% to   -0.51%
December 31, 2011     2,537    $11.75730 to  $21.46105 $36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $26,844   4.33%    0.65%  to   3.05%    7.69% to   19.76%

                                                 PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,897    $13.42825 to  $20.98293 $29,303   0.33%    0.65%  to   2.75%   27.07% to   29.82%
December 31, 2012     1,861    $10.56723 to  $16.22893 $22,220   0.09%    0.65%  to   2.75%    9.61% to   11.98%
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $42,362   0.00%    0.65%  to   2.75%   25.25% to   28.89%

                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,195    $11.54696 to  $20.48367 $15,875   0.99%    0.65%  to   3.05%   25.93% to   29.05%
December 31, 2012     1,829    $ 9.14091 to  $15.93700 $18,800   0.83%    0.65%  to   3.05%   11.89% to   14.67%
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%  to   3.05%   16.18% to   26.58%

                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2013       187    $ 9.26815 to  $10.35776 $ 1,750   0.10%    0.65%  to   1.40%   46.90% to   48.02%
December 31, 2012       224    $ 6.30896 to  $ 6.99741 $ 1,425   0.00%    0.65%  to   1.40%   20.53% to   21.45%
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%  to   1.65%   33.27% to   34.63%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013       843    $ 7.93890 to  $26.23872 $ 9,758   0.00%    0.65%  to   1.65%   32.40% to   33.74%
December 31, 2012       983    $ 5.97189 to  $19.81775 $ 8,572   0.00%    0.65%  to   1.65%   14.84% to   16.01%
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%  to   1.65%   49.49% to   51.01%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2013        13    $ 2.49053 to  $ 3.87189 $    47   0.00%    1.00%  to   1.65%  -27.73% to  -27.25%
December 31, 2012        20    $ 3.44615 to  $ 5.32237 $   100   0.00%    1.00%  to   1.65%  -18.35% to  -17.81%
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%  to   1.65%  -28.75% to  -28.27%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,950    $17.66225 to  $26.50075 $44,462   0.70%    0.65%  to   3.05%   36.26% to   39.63%
December 31, 2012     1,977    $12.92230 to  $18.97945 $32,463   0.00%    0.65%  to   3.05%   17.20% to   20.11%
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%  to   3.05%   24.17% to   28.18%

                                                INVESCO V.I. TECHNOLOGY FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,674    $ 5.04966 to  $19.64487 $21,779   0.00%    0.65%  to   1.90%   22.77% to   24.33%
December 31, 2012     3,100    $ 4.08609 to  $16.00172 $20,463   0.00%    0.65%  to   1.90%    9.16% to   10.56%
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%  to   1.90%   54.41% to   56.37%

                                      A88

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   ---------------------------------------------------------------------------------------------
December 31, 2013        803   $15.48609 to  $33.69652 $   26,977    1.63%   1.40%  to   2.25%   16.94% to   17.96%
December 31, 2012        910   $13.24278 to  $28.56693 $   25,939    1.44%   1.40%  to   2.25%   10.49% to   11.45%
December 31, 2011      1,036   $11.98600 to  $25.63242 $   26,487    3.02%   1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010      1,250   $11.51455 to  $24.41236 $   30,449    1.76%   1.25%  to   2.25%   10.74% to   11.88%
December 31, 2009      1,524   $10.37402 to  $21.85441 $   33,168    2.03%   1.40%  to   2.25%   12.86% to   13.84%

                             WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2013         72   $ 8.92926 to  $15.23993 $      642    2.09%   1.40%  to   2.15%   16.95% to   17.85%
December 31, 2012         83   $ 7.57687 to  $12.96464 $      633    1.34%   1.40%  to   2.15%   11.04% to   11.89%
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679    0.10%   1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883    0.63%   1.40%  to   2.15%   12.48% to   13.34%
December 31, 2009        126   $ 6.95768 to  $11.99634 $      887    2.95%   1.40%  to   2.15%   10.23% to   11.08%

                               WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2013         96   $20.60536 to  $34.14555 $    1,980    0.00%   1.40%  to   1.90%   47.38% to   48.13%
December 31, 2012        110   $13.91046 to  $23.10986 $    1,544    0.00%   1.40%  to   1.90%    5.82% to    6.36%
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708    0.00%   1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273    0.00%   1.40%  to   1.90%   24.37% to   25.00%
December 31, 2009        201   $11.12275 to  $18.61993 $    2,251    0.00%   1.40%  to   1.90%   49.74% to   50.51%

                                           WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ---------------------------------------------------------------------------------------------
December 31, 2013        205   $12.93456 to  $18.19316 $    3,733    1.24%   1.40%  to   2.25%   -4.63% to   -3.80%
December 31, 2012        264   $13.56222 to  $18.91162 $    4,988    1.45%   1.40%  to   2.25%    3.71% to    4.61%
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324    2.68%   1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105    3.39%   1.40%  to   2.25%    4.62% to    5.53%
December 31, 2009        437   $11.80780 to  $16.04293 $    6,989    4.57%   1.40%  to   2.25%    9.49% to   10.44%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    129,733   $10.65116 to  $16.97657 $1,537,832    0.00%   0.65%  to   3.05%   11.26% to   14.01%
December 31, 2012    138,334   $ 9.56815 to  $14.95001 $1,453,040    1.98%   0.65%  to   3.05%    7.25% to    9.92%
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%  to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%  to   3.05%   20.14% to   23.66%

                                           AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    192,674   $10.28211 to  $17.30987 $2,213,547    0.00%   0.65%  to   3.05%   13.46% to   16.27%
December 31, 2012    201,472   $ 9.04492 to  $14.94838 $2,010,957    1.37%   0.65%  to   3.05%    9.47% to   12.19%
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%  to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%  to   3.05%   20.93% to   25.16%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    151,296   $12.07140 to  $18.06896 $2,087,639    0.00%   0.65%  to   3.05%   13.00% to   15.80%
December 31, 2012    153,034   $10.66044 to  $15.66679 $1,842,575    1.37%   0.65%  to   3.05%   10.18% to   12.91%
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%  to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%  to   3.05%   22.42% to   25.38%

                            COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (EXPIRED APRIL 26, 2013)
                   ---------------------------------------------------------------------------------------------
December 31, 2013          0   $15.79097 to  $15.79097 $        0    7.93%   1.00%  to   1.00%    3.21% to    3.21%
December 31, 2012         15   $15.29932 to  $15.29932 $      228    6.66%   1.00%  to   1.00%   13.90% to   13.90%
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%  to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%  to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%  to   1.00%   42.71% to   42.71%

                                              AST INVESTMENT GRADE BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     45,339   $12.92850 to  $15.40398 $  652,505    0.00%   0.65%  to   2.45%   -5.55% to   -3.81%
December 31, 2012    141,377   $13.68874 to  $16.01440 $2,141,323    1.27%   0.65%  to   2.45%    6.72% to    8.69%
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%  to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%  to   2.45%    8.38% to   10.58%

                                      A89

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                   AST BOND PORTFOLIO 2015
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,422    $11.77231 to  $12.88732 $ 41,496   0.00%    1.00%  to   2.60%   -2.92% to   -1.33%
December 31, 2012     6,731    $12.11426 to  $13.06095 $ 83,658   2.39%    1.00%  to   2.60%    0.34% to    1.99%
December 31, 2011     9,373    $12.06116 to  $12.80646 $115,391   1.55%    1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010    11,356    $10.77664 to  $12.15736 $134,080   0.93%    1.00%  to   2.60%    6.54% to    8.29%
December 31, 2009    17,151    $10.90082 to  $11.30596 $188,942   0.41%    1.00%  to   2.60%   -2.96% to   -1.37%

                                                   AST BOND PORTFOLIO 2018
                   -------------------------------------------------------------------------------------------
December 31, 2013     9,502    $10.97843 to  $14.00904 $123,363   0.00%    1.00%  to   3.05%   -6.10% to   -4.11%
December 31, 2012    23,639    $11.69126 to  $14.64582 $324,341   0.49%    1.00%  to   3.05%    2.49% to    4.66%
December 31, 2011    36,607    $11.40768 to  $14.10092 $486,106   0.38%    1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010     6,821    $11.87154 to  $12.44316 $ 82,239   0.92%    1.00%  to   2.60%    8.30% to   10.07%
December 31, 2009    11,290    $10.95092 to  $11.46065 $124,961   0.29%    1.00%  to   2.60%   -8.49% to   -6.99%

                                                   AST BOND PORTFOLIO 2019
                   -------------------------------------------------------------------------------------------
December 31, 2013     7,280    $ 10.9333 to  $13.92798 $ 94,194   0.00%    1.00%  to   3.05%   -7.73% to   -5.78%
December 31, 2012    11,940    $11.84987 to  $14.81902 $166,500   0.91%    1.00%  to   3.05%    2.62% to    4.80%
December 31, 2011     3,345    $11.67421 to  $14.10576 $ 45,275   0.92%    1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010     6,124    $10.26888 to  $12.31403 $ 72,976   0.76%    1.00%  to   3.05%    7.97% to   10.25%
December 31, 2009     7,955    $10.82009 to  $11.32378 $ 86,923   0.29%    1.00%  to   2.60%  -10.10% to   -8.62%

                                               AST GLOBAL REAL ESTATE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,762    $10.79529 to  $20.31631 $ 44,915   0.00%    0.65%  to   3.05%    1.16% to    3.67%
December 31, 2012     3,715    $10.63809 to  $19.67649 $ 43,049   1.44%    0.65%  to   3.05%   22.93% to   25.98%
December 31, 2011     2,477    $ 8.62695 to  $15.68204 $ 23,007   2.40%    0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010     4,177    $ 9.34126 to  $16.68933 $ 41,195   1.44%    0.65%  to   3.05%   16.54% to   19.42%
December 31, 2009     2,357    $ 7.99105 to  $14.03210 $ 19,670   1.56%    0.65%  to   3.05%   31.38% to   42.32%

                                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    14,305    $ 9.25458 to  $16.45656 $145,298   0.00%    0.65%  to   3.05%   -2.83% to   -0.43%
December 31, 2012    13,403    $ 9.45164 to  $16.59416 $137,728   1.11%    0.65%  to   3.05%   14.33% to   17.16%
December 31, 2011    11,537    $ 8.25024 to  $14.22060 $102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010    19,650    $10.67821 to  $18.02538 $221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%
December 31, 2009    12,030    $ 8.98003 to  $14.89875 $111,878   0.29%    0.65%  to   3.05%   46.17% to   65.43%

                                     AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,397    $10.49912 to  $11.38997 $ 15,027   0.00%    1.00%  to   3.05%   -3.72% to   -1.68%
December 31, 2012     4,458    $10.85405 to  $11.58470 $ 49,328   0.36%    1.00%  to   3.05%    0.98% to    3.12%
December 31, 2011     9,660    $10.69872 to  $11.23403 $104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010     4,241    $10.01804 to  $10.40895 $ 42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%
December 31, 2009     2,553    $ 9.30169 to  $ 9.61033 $ 23,900   0.00%    1.00%  to   3.05%   -6.97% to   -3.30%

                                     AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,043    $10.35016 to  $11.22861 $203,082   0.00%    1.00%  to   3.05%   -9.37% to   -7.45%
December 31, 2012       250    $11.25102 to  $12.13249 $  2,912   1.74%    1.00%  to   3.05%    3.07% to    5.26%
December 31, 2011     1,825    $10.89328 to  $11.75025 $ 20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010     8,914    $ 9.44753 to  $10.11830 $ 85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%
December 31, 2009       382    $ 8.71725 to  $ 8.83810 $  3,351   0.00%    1.25%  to   2.60%  -12.81% to  -11.61%

                             AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,854    $14.47015 to  $16.00819 $ 28,483   0.00%    0.65%  to   3.05%   27.42% to   30.57%
December 31, 2012     1,483    $11.35602 to  $12.25980 $ 17,595   0.48%    0.65%  to   3.05%    9.77% to   12.50%
December 31, 2011     1,306    $10.34493 to  $10.89775 $ 13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010     1,498    $11.33555 to  $11.65322 $ 17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%
December 31, 2009       108    $10.28868 to  $10.31407 $  1,114   0.00%    0.65%  to   2.50%    1.42% to    1.65%

                            AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,184    $15.98715 to  $17.68598 $ 37,119   0.00%    0.65%  to   3.05%   32.33% to   35.61%
December 31, 2012     1,968    $12.08098 to  $13.04213 $ 24,865   0.00%    0.65%  to   3.05%   11.67% to   14.44%
December 31, 2011     1,294    $10.81864 to  $11.39664 $ 14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010       986    $11.08508 to  $11.39576 $ 11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%
December 31, 2009       248    $10.27541 to  $10.30424 $  2,548   0.00%    0.65%  to   2.75%    1.91% to    2.18%

                                      A90

                                  AT YEAR ENDED                                 FOR YEAR ENDED
                   -------------------------------------------   -----------------------------------------------
                      UNITS                               NET    INVESTMENT
                   OUTSTANDING        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)       LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   -----------  ----------------------  -------- ---------- -----------------  ------------------
                                     AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     4,394     $11.10668 to  $12.07586 $ 50,461   0.00%    1.00%  to   3.05%   -5.05% to   -3.04%
December 31, 2012    14,408     $11.69682 to  $12.45405 $173,061   0.51%    1.00%  to   3.05%    1.91% to    4.07%
December 31, 2011    26,813     $11.47779 to  $11.96728 $313,345   0.38%    1.00%  to   3.05%    8.02% to   10.29%
December 31, 2010    15,542     $10.62584 to  $10.82309 $166,786   0.00%    1.25%  to   3.05%    6.26% to    8.23%

                                     AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,729     $11.83332 to  $12.73650 $ 21,180   0.00%    1.25%  to   3.05%   -9.84% to   -8.16%
December 31, 2012    11,983     $13.12442 to  $13.97410 $161,533   0.71%    1.00%  to   3.05%    3.53% to    5.73%
December 31, 2011    29,917     $12.67668 to  $13.21731 $386,214   0.11%    1.00%  to   3.05%   16.64% to   19.10%
December 31, 2010    12,100     $10.86825 to  $11.09795 $132,969   0.00%    1.00%  to   3.05%    8.68% to   10.98%

                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,104     $12.79763 to  $27.69524 $ 18,205   1.04%    0.65%  to   3.05%   26.33% to   29.46%
December 31, 2012     1,180     $10.08864 to  $21.39358 $ 15,109   1.33%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2011     1,327     $ 8.61400 to  $18.02462 $ 14,246   0.53%    0.65%  to   3.05%   -5.13% to   -2.79%
December 31, 2010     1,675     $ 9.05206 to  $18.54172 $ 18,922   0.00%    0.65%  to   3.05%   15.74% to   17.05%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013       191     $18.24638 to  $18.63577 $  3,550   0.13%    1.40%  to   2.00%   37.09% to   37.92%
December 31, 2012       217     $13.31019 to  $13.51167 $  2,925   0.00%    1.40%  to   2.00%   17.98% to   18.70%
December 31, 2011       242     $11.28193 to  $11.38291 $  2,757   0.00%    1.40%  to   2.00%   -7.43% to   -6.86%
December 31, 2010       290     $12.18704 to  $12.22148 $  3,549   0.00%    1.40%  to   2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013        90     $13.60565 to  $13.84698 $  1,240   0.93%    1.40%  to   1.90%   12.85% to   13.42%
December 31, 2012        97     $12.05687 to  $12.20861 $  1,190   1.15%    1.40%  to   1.90%   12.16% to   12.73%
December 31, 2011       130     $10.74994 to  $10.83003 $  1,408   0.89%    1.40%  to   1.90%   -8.82% to   -8.36%
December 31, 2010       160     $11.78970 to  $11.81747 $  1,896   0.00%    1.40%  to   1.90%   21.74% to   22.02%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,401     $15.73369 to   32.44321 $ 28,919   0.40%    0.65%  to   2.75%   36.36% to   39.31%
December 31, 2012     1,653     $11.38028 to  $23.34812 $ 24,608   0.00%    0.65%  to   2.75%   17.43% to   19.97%
December 31, 2011     1,761     $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%  to   2.75%   -7.96% to   -5.97%
December 31, 2010     1,861     $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%  to   3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,039     $17.44975 to   18.78899 $ 18,950   0.00%    0.65%  to   2.75%   46.42% to   49.58%
December 31, 2012     1,068     $11.91770 to  $12.56149 $ 13,139   0.00%    0.65%  to   2.75%    5.13% to    7.41%
December 31, 2011     1,326     $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%  to   2.75%   -6.97% to   -4.96%
December 31, 2010     1,993     $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%  to   2.75%   27.02% to   28.27%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,152     $11.65175 to   19.48720 $ 20,288   2.27%    0.65%  to   2.75%   16.64% to   19.16%
December 31, 2012     1,410     $ 9.98939 to  $16.56227 $ 20,976   1.60%    0.65%  to   2.75%   10.55% to   12.94%
December 31, 2011     1,696     $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%  to   3.05%  -15.45% to  -13.36%
December 31, 2010     2,222     $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%  to   2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,923     $10.65620 to   11.34626 $ 32,049   0.00%    1.00%  to   3.05%  -12.50% to  -10.65%
December 31, 2012    24,062     $12.17835 to  $12.69832 $298,808   0.03%    1.00%  to   3.05%    2.61% to    4.79%
December 31, 2011    19,367     $11.86808 to  $12.11811 $232,181   0.00%    1.00%  to   3.05%   18.68% to   21.18%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013     5,962     $11.56990 to   12.24997 $ 71,399   0.00%    0.65%  to   2.75%   19.03% to   21.60%
December 31, 2012     1,077     $ 9.71986 to  $10.07382 $ 10,665   0.04%    0.65%  to   2.75%   10.04% to   12.42%
December 31, 2011       402     $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                             AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,016     $10.58473 to   11.29992 $142,642   0.00%    0.65%  to   3.05%    7.47% to   10.13%
December 31, 2012    10,251     $ 9.84874 to  $10.26034 $103,152   0.46%    0.65%  to   3.05%    8.48% to   11.17%
December 31, 2011     6,081     $ 9.09799 to  $ 9.22952 $ 55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                                      A91

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                               INVESCO V.I. DIVERSIFIED DIVIDEND FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,866   $13.20940 to   14.10256 $   25,709   2.56%    0.65%  to   3.05%   27.04% to   30.18%
December 31, 2012      1,555   $10.39765 to  $10.83280 $   16,595   2.17%    0.65%  to   3.05%   15.10% to   17.95%
December 31, 2011      1,357   $ 9.03387 to  $ 9.18409 $   12,385   0.00%    0.65%  to   3.05%   -9.59% to   -8.10%

                     COLUMBIA VARIABLE PORTFOLIO - U.S. GOVERNMENT MORTGAGE FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013         77   $ 9.81132 to    9.81132 $      755   0.74%    1.00%  to   1.00%   -2.81% to   -2.81%
December 31, 2012        104   $10.09513 to  $10.09513 $    1,051   1.10%    1.00%  to   1.00%    0.67% to    0.67%
December 31, 2011        123   $10.02837 to  $10.02837 $    1,236   0.00%    1.00%  to   1.00%    0.29% to    0.29%

                              COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        372   $13.36900 to   13.45954 $    5,013   0.00%    1.00%  to   1.25%   28.81% to   29.14%
December 31, 2012        428   $10.37878 to  $10.42277 $    4,459   0.00%    1.00%  to   1.25%   18.77% to   19.07%
December 31, 2011        475   $ 8.73885 to  $ 8.75374 $    4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        221   $15.70707 to  $15.80111 $    3,497   0.44%    1.40%  to   1.65%   28.83% to   29.16%
December 31, 2012        257   $12.19196 to  $12.23385 $    3,145   0.56%    1.40%  to   1.65%   13.89% to   14.18%
December 31, 2011        333   $10.70517 to  $10.71464 $    3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        413   $15.61336 to  $15.70674 $    6,489   0.20%    1.40%  to   1.65%   28.52% to   28.85%
December 31, 2012        512   $12.08988 to  $12.19003 $    6,241   0.09%    1.40%  to   2.00%   13.21% to   13.90%
December 31, 2011        606   $10.67956 to  $10.70235 $    6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                                AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      2,645   $ 9.87920 to  $10.41874 $   26,946   0.00%    0.65%  to   3.05%   -5.29% to   -2.95%
December 31, 2012      3,099   $10.43128 to  $10.73524 $   32,871   0.22%    0.65%  to   3.05%    3.84% to    6.41%
December 31, 2011      1,604   $10.04576 to  $10.08823 $   16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                             AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,890   $ 9.62133 to  $10.14687 $   18,754   0.00%    0.65%  to   3.05%   -5.80% to   -3.46%
December 31, 2012      2,308   $10.21334 to  $10.51107 $   23,951   0.28%    0.65%  to   3.05%    1.67% to    4.19%
December 31, 2011        804   $10.05571 to  $10.07956 $    8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                      AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 03, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     38,571   $ 8.93791 to  $ 9.32044 $  351,591   0.00%    1.00%  to   3.05%  -12.94% to  -11.10%
December 31, 2012     10,249   $10.26629 to  $10.48379 $  106,291   0.00%    1.00%  to   3.05%    2.66% to    4.84%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013    111,942   $12.84533 to  $13.38293 $1,472,673   0.00%    0.65%  to   3.05%   20.68% to   23.66%
December 31, 2012    111,155   $10.64433 to  $10.82218 $1,194,526   0.00%    0.65%  to   3.05%    6.47% to    8.23%

                            AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     19,341   $11.78687 to  $12.28049 $  233,646   0.00%    0.65%  to   3.05%   15.29% to   18.14%
December 31, 2012     18,367   $10.22384 to  $10.39473 $  189,664   1.26%    0.65%  to   3.05%    2.26% to    3.95%

                         AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013         88   $ 9.35071 to  $ 9.51458 $      829   0.00%    0.65%  to   1.90%   -9.88% to   -8.73%
December 31, 2012        135   $10.38171 to  $10.42474 $    1,403   0.00%    0.65%  to   1.75%    3.83% to    4.25%

                                 AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,340   $13.28266 to  $13.67722 $   18,078   0.00%    0.65%  to   2.75%   30.81% to   33.63%
December 31, 2012         85   $10.16395 to  $10.23520 $      867   0.00%    0.65%  to   2.50%    1.66% to    2.36%

                           INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I (AVAILABLE APRIL 27, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,531   $12.84698 to  $13.38563 $   20,223   0.38%    0.65%  to   3.05%   32.84% to   36.12%
December 31, 2012      1,265   $ 9.67111 to  $ 9.83336 $   12,370   0.00%    0.65%  to   3.05%   -3.77% to   -2.16%

                                      AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 2, 2013)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     21,445   $ 8.63809 to  $ 8.82085 $  187,158   0.00%    1.00%  to   3.05%  -13.62% to  -11.79%

                                      A92

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                          AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       122    $10.07351 to  $10.18312 $  1,236   0.00%    0.65%  to   1.90%   0.75% to   1.84%

                          AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       639    $11.55149 to  $11.76419 $  7,448   0.00%    0.65%  to   2.75%  15.54% to  17.65%

                          AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        27    $ 9.57313 to  $ 9.68591 $    260   0.00%    0.65%  to   2.00%  -4.25% to  -3.14%

                        COLUMBIA VARIABLE PORTFOLIO-CASH MANAGEMENT FUND (AVAILABLE APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       131    $ 9.93230 to  $ 9.93230 $  1,296   0.01%    1.00%  to   1.00%  -0.67% to  -0.67%

                        COLUMBIA VARIABLE PORTFOLIO-INCOME OPPORTUNITIES (AVAILABLE APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        17    $10.09916 to  $10.09916 $    172   6.44%    1.00%  to   1.00%   0.78% to   0.78%

                               AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013     1,937    $10.39803 to  $10.57289 $ 20,314   0.00%    0.65%  to   3.05%   4.01% to   5.73%

                      AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    11,392    $10.73396 to  $10.89155 $123,095   0.00%    0.65%  to   2.75%   7.36% to   8.92%

                            AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013     4,299    $ 9.61528 to  $ 9.75653 $ 41,599   0.00%    0.65%  to   2.75%  -3.83% to  -2.43%

                                   AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       112    $11.58881 to  $11.71778 $  1,301   0.00%    0.65%  to   2.25%  15.91% to  17.18%

                                   AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        11    $11.62827 to  $11.75760 $    132   0.00%    0.65%  to   2.25%  16.30% to  17.58%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for

                                      A93
           periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account.

        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Account on certain Prudential Annuities annuity contracts. The Distribution Charge is intended to compensate the Company for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT                                                    NAME PERIOD DEDUCTED
------------ ------------------------------------------------------------------ --------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum Annuity                       Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity    Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon

                                      A94
        surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Currently, Prudential Annuities offers two optional benefits for new election on existing contracts: Guaranteed Return Option PlusSM II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II). Currently, the charges for GRO Plus I and HD GRO II is 0.60% per year.

        Prudential Annuities annuity contracts also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO), Highest Daily Lifetime Six Plus (HD6
        Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with
        LIA), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%), Optional Death Benefits were only available for election at time of contract issue.

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is
        0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.60%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis. The charges for HAV is 0.40% per year, and Combo 5% is 0.80% per year. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

                                      A95

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each subaccount on each Valuation Day. Each subaccount may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
               Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
             with LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,

                                      A96

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25% Optional
              Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits.
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
              GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
              Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
               *This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB

                                      A99

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV XTra Credit EIGHT with EBP II and HAV

                                     A100

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV

                                     A101

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                     A102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2014

                                     A103

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2013 AND 2012

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS


                                                                          PAGE
                                                                         NUMBER
                                                                         ------

MANAGEMENT'S ANNUAL REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING     B-2

STATEMENTS OF FINANCIAL POSITION AS OF
DECEMBER 31, 2013 AND 2012                                                  B-3

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-4

STATEMENTS OF EQUITY FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-5

STATEMENTS OF CASH FLOWS FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-6

NOTES TO FINANCIAL STATEMENTS                                               B-7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                    B-53

    MANAGEMENT'S ANNUAL REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                       STATEMENTS OF FINANCIAL POSITION
   AS OF DECEMBER 31, 2013 AND DECEMBER 31, 2012 (IN THOUSANDS, EXCEPT SHARE
                                   AMOUNTS)
--------------------------------------------------------------------------------

                                                                        DECEMBER 31,    DECEMBER 31,
                                                                            2013           2012
                                                                       -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost,
 2013: $3,079,002; 2012: $3,827,496)                                   $    3,264,216 $    4,203,450
Trading account assets, at fair value                                           6,677          7,916
Equity securities, available-for-sale, at fair value (cost, 2013:
 $206; 2012: $18)                                                                 208             22
Commercial mortgage and other loans, net of valuation allowance               398,991        426,981
Policy loans                                                                   12,454         11,957
Short-term investments                                                        118,188        103,761
Other long-term investments                                                    60,585        175,661
                                                                       -------------- --------------
   TOTAL INVESTMENTS                                                        3,861,319      4,929,748
                                                                       -------------- --------------
Cash                                                                            1,417            266
Deferred policy acquisition costs                                           1,345,504        906,814
Accrued investment income                                                      32,169         44,656
Reinsurance recoverables                                                      748,690      1,732,969
Value of business acquired                                                     43,500         43,090
Deferred sales inducements                                                    809,247        556,830
Receivables from parent and affiliates                                         35,594         22,833
Other assets                                                                   16,994         16,527
Separate account assets                                                    46,626,828     44,601,720
                                                                       -------------- --------------
   TOTAL ASSETS                                                        $   53,521,262 $   52,855,453
                                                                       ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                        $    3,191,215 $    4,112,318
Future policy benefits and other policyholder liabilities                   1,127,342      2,164,754
Payables to parent and affiliates                                             111,403        119,504
Cash collateral for loaned securities                                          47,896         38,976
Income taxes                                                                  358,818         65,567
Short-term debt                                                               205,000              -
Long-term debt                                                                      -        400,000
Other liabilities                                                             113,125        108,737
Separate account liabilities                                               46,626,828     44,601,720
                                                                       -------------- --------------
   TOTAL LIABILITIES                                                       51,781,627     51,611,576
                                                                       -------------- --------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 6)

EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and
 outstanding                                                                    2,500          2,500
Additional paid-in capital                                                    901,422        893,336
Retained earnings                                                             764,846        200,754
Accumulated other comprehensive income (loss)                                  70,867        147,287
                                                                       -------------- --------------
   TOTAL EQUITY                                                             1,739,635      1,243,877
                                                                       -------------- --------------
TOTAL LIABILITIES AND EQUITY                                           $   53,521,262 $   52,855,453
                                                                       ============== ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
          YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                       -------------- ---------- ----------------
                                                                                            2013         2012          2011
                                                                                       -------------- ---------- ----------------
REVENUES
Premiums                                                                               $       28,019 $   21,824 $         28,648
Policy charges and fee income                                                                 809,242    796,995          824,808
Net investment income                                                                         217,883    277,651          306,010
Asset administration fees and other income                                                    239,489    266,321          291,629
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                                     -    (6,852)         (23,624)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                             -      6,594           22,662
  Other realized investment gains (losses), net                                             (184,351)   (82,972)           72,745
                                                                                       -------------- ---------- ----------------
       Total realized investment gains (losses), net                                        (184,351)   (83,230)           71,783
                                                                                       -------------- ---------- ----------------
 TOTAL REVENUES                                                                             1,110,282  1,279,561        1,522,878
                                                                                       -------------- ---------- ----------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                        29,727    124,316          128,149
Interest credited to policyholders' account balances                                        (117,027)     60,830          554,197
Amortization of deferred policy acquisition costs                                           (385,561)  (188,042)          716,088
General, administrative and other expenses                                                    402,679    424,764          442,062
                                                                                       -------------- ---------- ----------------
 TOTAL BENEFITS AND EXPENSES                                                                 (70,182)    421,868        1,840,496
                                                                                       -------------- ---------- ----------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                           1,180,464    857,693        (317,618)
                                                                                       -------------- ---------- ----------------

 Income taxes:
  Current                                                                                      36,759     26,637           32,230
  Deferred                                                                                    295,613    196,997        (198,293)
                                                                                       -------------- ---------- ----------------
 Total income tax expense (benefit)                                                           332,372    223,634        (166,063)
                                                                                       -------------- ---------- ----------------
NET INCOME (LOSS)                                                                             848,092    634,059        (151,555)
                                                                                       -------------- ---------- ----------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                          5         10                -
  Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                                     (108,769)      2,734           29,991
    Reclassification adjustment for (gains) losses included in net income                     (8,805)   (23,387)         (76,391)
                                                                                       -------------- ---------- ----------------
  Net unrealized investment gains (losses)                                                  (117,574)   (20,653)         (46,400)
                                                                                       -------------- ---------- ----------------
Other comprehensive income (loss), before tax:                                              (117,569)   (20,643)         (46,400)
                                                                                       -------------- ---------- ----------------
  Less: Income tax expense (benefit) related to other comprehensive income (loss)            (41,149)    (7,218)         (16,240)
                                                                                       -------------- ---------- ----------------
Other comprehensive income (loss), net of taxes                                              (76,420)   (13,425)         (30,160)
                                                                                       -------------- ---------- ----------------
COMPREHENSIVE INCOME (LOSS)                                                            $      771,672 $  620,634 $      (181,715)
                                                                                       ============== ========== ================

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                             STATEMENTS OF EQUITY
         YEARS ENDED DECEMBER 31, 2013, 2012, AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             RETAINED        ACCUMULATED
                                                             ADDITIONAL      EARNINGS           OTHER
                                                  COMMON      PAID-IN       (ACCUMULATED     COMPREHENSIVE
                                                  STOCK       CAPITAL        DEFICIT)       INCOME (LOSS)     TOTAL EQUITY
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2010                       $  2,500   $  974,921    $      621,830    $     190,872    $  1,790,123
Distribution to parent                                  -      (92,251)         (495,580)               -       (587,831)
Comprehensive income (loss):
    Net income (loss)                                   -            -          (151,555)               -       (151,555)
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (30,160)       (30,160)
                                                                                                             -------------
Total comprehensive income (loss)                                                                               (181,715)
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2011                       $  2,500   $  882,670    $      (25,305)   $     160,712    $  1,020,577
Contributed capital                                     -       10,666                 -                -          10,666
Distribution to parent                                  -            -          (408,000)               -       (408,000)
Comprehensive income (loss):
    Net income                                          -            -           634,059                -         634,059
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (13,425)       (13,425)
                                                                                                             -------------
Total comprehensive income (loss)                                                                                 620,634
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2012                       $  2,500   $  893,336    $      200,754    $     147,287    $  1,243,877
Contributed capital                                     -        8,086                 -                -           8,086
Distribution to parent                                  -            -          (284,000)               -       (284,000)
Comprehensive income (loss):
    Net income                                          -            -           848,092                -         848,092
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (76,420)       (76,420)
                                                                                                             -------------
Total comprehensive income (loss)                                                                                 771,672
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2013                       $  2,500   $  901,422    $      764,846    $      70,867    $  1,739,635
                                                 ========   ===========   ==============    ==============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                           STATEMENTS OF CASH FLOWS
          YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                              2013             2012             2011
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)                                        $       848,092  $       634,059  $     (151,555)
Adjustments to reconcile net income (loss) to net cash
 provided by operating activities:
 Policy charges and fee income                                    10,678           13,324           40,573
 Realized investment (gains) losses, net                         184,351           83,230         (71,783)
 Depreciation and amortization                                    11,032          (7,481)          (3,970)
 Interest credited to policyholders' account balances          (117,027)           60,830          554,197
 Change in:
   Future policy benefit reserves                                218,861          300,246          283,546
   Accrued investment income                                      12,487           14,377            1,412
   Net (payable) receivable to affiliates                       (40,051)           43,958         (31,638)
   Deferred sales inducements                                   (31,370)         (59,269)         (68,370)
   Deferred policy acquisition costs                           (389,611)        (213,122)          674,094
   Income taxes                                                  330,049          169,736        (154,282)
   Reinsurance recoverables                                    (275,321)        (268,576)        (264,470)
   Other, net                                                   (82,874)         (32,841)         (12,424)
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM OPERATING ACTIVITIES                     $       679,296  $       738,471  $       795,330
                                                        ---------------- ---------------- ----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available-for-sale                    $     1,484,339  $     1,365,513  $     1,668,465
 Commercial mortgage and other loans                             109,242           71,216           98,940
 Trading account assets                                            7,690           36,063           44,977
 Policy loans                                                        752            3,501            1,384
 Other long-term investments                                       1,973            4,120            1,775
 Short-term investments                                        3,220,082        3,513,151        6,323,322
Payments for the purchase/origination of:
 Fixed maturities, available-for-sale                          (743,854)        (352,285)      (1,414,340)
 Commercial mortgage and other loans                            (80,319)         (47,795)        (110,069)
 Trading account assets                                          (5,469)          (4,931)          (3,007)
 Policy loans                                                      (538)            (472)            (941)
 Other long-term investments                                    (12,969)         (28,894)         (24,572)
 Short-term investments                                      (3,234,508)      (3,379,308)      (6,332,538)
Notes (payable) receivable from parent and affiliates,
 net                                                             (2,224)            2,125            4,346
Other, net                                                         (190)            2,544            6,391
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM INVESTING ACTIVITIES                     $       744,007  $     1,184,548  $       264,133
                                                        ---------------- ---------------- ----------------

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash collateral for loaned securities                              8,920         (86,908)           38,674
Repayments of debt (maturities longer than 90 days)            (200,000)        (200,000)        (175,000)
Net increase (decrease) in short-term borrowing                    5,000         (27,803)          (2,251)
Drafts outstanding                                                 1,577            2,430         (22,376)
Distribution to parent                                         (284,000)        (408,000)        (587,831)
Contributed capital                                               12,439           16,396                -
Policyholders' account balances
 Deposits                                                      1,102,020        1,013,638        2,665,921
 Withdrawals                                                 (2,068,108)      (2,241,367)      (2,968,226)
                                                        ---------------- ---------------- ----------------
CASH FLOWS USED IN FINANCING ACTIVITIES                  $   (1,422,152)  $   (1,931,614)  $   (1,051,089)
                                                        ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN CASH                                    1,151          (8,595)            8,374
CASH, BEGINNING OF YEAR                                              266            8,861              487
                                                        ---------------- ---------------- ----------------
CASH, END OF PERIOD                                      $         1,417  $           266  $         8,861
                                                        ================ ================ ================
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid, net of refunds                     $         2,325  $        53,901  $      (11,781)
   Interest paid                                         $        16,955  $        27,114  $        35,913

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Prudential Annuities Life Assurance Corporation (the "Company", or "PALAC"), with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI"), which in turn is an indirect wholly-owned subsidiary of Prudential Financial.

The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated ("PAD"). The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America, District of Columbia and Puerto Rico.

Beginning in March 2010, the Company ceased offering its then existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company). In general, the new product line offers similar optional living benefits and optional death benefits as offered by the Company's existing variable annuities. During 2012, the Company suspended additional customer deposits for variable annuities with certain optional living benefit riders. However, subject to applicable contract provisions and administrative rules, the Company continues to accept additional customer deposits on certain inforce contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

On August 30, 2013, the Company received approval from the Arizona and Connecticut Departments of Insurance to redomesticate the Company from Connecticut to Arizona effective August 31, 2013.

As a result of the redomestication, the Company is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. Additionally, the Company is now domiciled in the same jurisdiction as the primary reinsurer of the Company's living benefits, Pruco Re, which is also regulated by the Arizona Department of Insurance. This change enables the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; value of business acquired and its amortization; amortization of sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

RECLASSIFICATIONS

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

INVESTMENTS AND INVESTMENT RELATED LIABILITIES

The Company's principal investments are fixed maturities, equity securities, commercial mortgage and other loans, policy loans, other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate, and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

FIXED MATURITIES are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

TRADING ACCOUNT ASSETS, AT FAIR VALUE, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

EQUITY SECURITIES, AVAILABLE-FOR-SALE, AT FAIR VALUE, are comprised of mutual fund shares and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, DSI, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

COMMERCIAL MORTGAGE AND OTHER LOANS consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating

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include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

POLICY LOANS are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

SECURITIES REPURCHASE AND RESALE AGREEMENTS AND SECURITIES LOANED TRANSACTIONS are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

SECURITIES REPURCHASE AND RESALE AGREEMENTS that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

SECURITIES LOANED TRANSACTIONS are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

OTHER LONG-TERM INVESTMENTS consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

SHORT-TERM INVESTMENTS primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

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REALIZED INVESTMENT GAINS (LOSSES) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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DEFERRED POLICY ACQUISITION COSTS

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (approximately 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

DEFERRED SALES INDUCEMENTS

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of DSI in "Interest credited to policyholders' account balances." DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

VALUE OF BUSINESS ACQUIRED

As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing VOBA. VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. For acquired annuity contracts, VOBA is amortized in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. See Note 5 for additional information regarding VOBA.

REINSURANCE RECOVERABLES

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

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SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income". Asset administration fees charged to the accounts are included in "Asset administration fees."

OTHER ASSETS AND OTHER LIABILITIES

"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized. Based on changes in facts and circumstances, effective September 30, 2012, the capitalized state insurance licenses were considered to have a finite life and are amortized over their useful life, which was estimated to be 8 years.

"Other liabilities" consist primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company's variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

POLICYHOLDERS' ACCOUNT BALANCES

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

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INSURANCE REVENUE AND EXPENSE RECOGNITION

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable U.S. GAAP standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 8.25% at December 31, 2013, and from 1.00% to 8.25% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

ASSET ADMINISTRATION FEES

The Company receives asset administration fee income from contractholders' account balances invested in the Advanced Series Trust Funds or "AST" (see Note
13), which are a portfolio of mutual fund investments related to the Company's separate account products. In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

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The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

SHORT-TERM AND LONG-TERM DEBT

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

INCOME TAXES

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $90 million and $183 million and a reduction in "Total equity" of $58 million and $118 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $93 million, decrease of $12 million and a decrease of $36 million, respectively. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings in future periods. The initial "Deferred policy acquisition cost" write-off will result in a lower level of amortization going forward and increase earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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3.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                   DECEMBER 31, 2013
                                   ---------------------------------------------------------------------------------
                                                                                                               OTHER-THAN-
                                                          GROSS             GROSS                               TEMPORARY
                                      AMORTIZED         UNREALIZED        UNREALIZED           FAIR           IMPAIRMENTS IN
                                        COST              GAINS             LOSSES             VALUE             AOCI (3)
                                   ---------------     -------------     ------------     ---------------     --------------
                                                                     (IN THOUSANDS)
FIXED MATURITIES,
 AVAILABLE-FOR-SALE
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                          $         6,382     $          36     $         34     $         6,384       $          -
Obligations of U.S. states
 and their political
 subdivisions                               67,225             2,911            1,570              68,566                  -
Foreign government bonds                    25,437             5,717                -              31,154                  -
Public utilities                           229,807            17,048            3,190             243,665                  -
Redeemable preferred stock                       -                 -                -                   -                  -
Corporate securities                     2,029,720           158,360            9,103           2,178,977                  -
Asset-backed securities (1)                182,888             6,513            1,509             187,892             (1,351)
Commercial mortgage-backed
 securities                                384,764            11,387            5,518             390,633                  -
Residential mortgage-backed
 securities (2)                            152,779             5,138              972             156,945                (40)
                                   ---------------     -------------     ------------     ---------------     --------------
     Total fixed maturities,
       available-for-sale          $     3,079,002     $     207,110     $     21,896     $     3,264,216       $     (1,391)
                                   ===============     =============     ============     ===============     ==============
EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities                $           192     $           -     $          -     $           192
   Mutual funds                                 14                 2                -                  16
                                   ---------------     -------------     ------------     ---------------
     Total equity securities,
       available-for-sale          $           206     $           2     $          -     $           208
                                   ===============     =============     ============     ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                               DECEMBER 31, 2012
                                  ----------------------------------------------------------------------------
                                                                                                        OTHER-THAN-
                                                        GROSS           GROSS                            TEMPORARY
                                     AMORTIZED        UNREALIZED      UNREALIZED         FAIR          IMPAIRMENTS IN
                                       COST             GAINS           LOSSES           VALUE            AOCI (3)
                                  ---------------     -----------     ----------     -------------     --------------
                                                                 (IN THOUSANDS)
FIXED MATURITIES,
 AVAILABLE-FOR-SALE
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                         $         4,568     $       118     $       -      $       4,686            $     -
Obligations of U.S. states
 and their political
 subdivisions                              95,107           7,359           350            102,116                  -
Foreign government bonds                   45,733           9,796             -             55,529                  -
Public utilities                          253,566          29,554           569            282,551                  -
Redeemable preferred stock                  2,565             697             -              3,262                  -
Corporate securities                    2,622,982         283,117           658          2,905,441                  -
Asset-backed securities (1)               179,037           8,772           332            187,477             (3,514)
Commercial mortgage-backed
 securities                               369,187          25,725            10            394,902                  -
Residential mortgage-backed
 securities (2)                           254,751          12,735             -            267,486                (48)
                                  ---------------     -----------     ----------     -------------     --------------
   Total fixed maturities,
    available-for-sale            $     3,827,496     $   377,873     $   1,919      $   4,203,450            $(3,562)
                                  ===============     ===========     ==========     =============     ==============
EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Common Stocks:
 Public utilities                 $             -     $         -     $       -      $           -
 Mutual funds (4)                              18               4             -                 22
                                  ---------------     -----------     ----------     -------------
   Total equity securities,
    available-for-sale            $            18     $         4     $       -      $          22
                                  ===============     ===========     ==========     =============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $4.1 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                              AVAILABLE-FOR-SALE
                                        -------------------------------
                                        AMORTIZED COST    FAIR VALUE
                                        --------------- ---------------
                                                (IN THOUSANDS)
Due in one year or less                 $       432,502 $       438,120
Due after one year through five years           864,299         936,644
Due after five years through ten years          642,273         696,655
Due after ten years                             419,497         457,327
Asset-backed securities                         182,888         187,892
Commercial mortgage-backed securities           384,764         390,633
Residential mortgage-backed securities          152,779         156,945
                                        --------------- ---------------
  Total                                 $     3,079,002 $     3,264,216
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                   2013            2012            2011
                                                             ---------------  -------------  ---------------
                                                                              (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
 Proceeds from sales                                         $       314,415  $     504,001  $     1,121,792
 Proceeds from maturities/repayments                               1,175,680        861,512          545,155
 Gross investment gains from sales, prepayments, and
   maturities                                                         18,619         23,077           75,580
 Gross investment losses from sales and maturities                    (9,824)          (134)            (223)

EQUITY SECURITIES, AVAILABLE-FOR-SALE
 Proceeds from sales                                         $            14  $       3,201  $             -
 Gross investment gains from sales                                        10            703                -

FIXED MATURITY AND EQUITY SECURITY IMPAIRMENTS
 Net writedowns for other-than-temporary impairment losses
   on fixed maturities
 recognized in earnings (1)                                  $             -  $        (258) $          (962)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

CREDIT LOSSES RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES HELD BY THE COMPANY FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OCI

                                                              YEAR ENDED        YEAR ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2013              2012
                                                             ------------------------------
                                                                     (IN THOUSANDS)
Balance, beginning of period                                      $ 3,381  $          3,542
Credit loss impairments previously recognized on securities
 which matured, paid down, prepaid or were sold during the
 period                                                            (1,628)             (275)
Additional credit loss impairments recognized in the
 current period on securities previously impaired                       -               258
Increases due to the passage of time on previously recorded
 credit losses                                                        114               197
Accretion of credit loss impairments previously recognized
 due to an increase in cash flows expected to be collected            (68)             (341)
                                                             ------------      ------------
Balance, end of period                                            $ 1,799  $          3,381
                                                             ============      ============

TRADING ACCOUNT ASSETS

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                       DECEMBER 31, 2013         DECEMBER 31, 2012
                                   ------------------------- -------------------------
                                    AMORTIZED      FAIR       AMORTIZED      FAIR
                                      COST         VALUE        COST         VALUE
                                   ------------ ------------ ------------ ------------
                                                     (IN THOUSANDS)
Fixed maturities                   $          - $          - $      1,973 $      2,022
Equity securities                         5,164        6,677        5,217        5,894
                                   ------------ ------------ ------------ ------------
   Total trading account assets    $      5,164 $      6,677 $      7,190 $      7,916
                                   ============ ============ ============ ============

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $0.8 million, ($0.4) million and ($4.1) million during the years ended December 31, 2013, 2012 and 2011, respectively.

COMMERCIAL MORTGAGE AND OTHER LOANS

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                 DECEMBER 31, 2013                      DECEMBER 31, 2012
                                         --------------------------------        -------------------------------
                                              AMOUNT               % OF               AMOUNT              % OF
                                          (IN THOUSANDS)           TOTAL          (IN THOUSANDS)          TOTAL
                                         ----------------      ------------      ---------------      ------------
COMMERCIAL AND AGRICULTURAL MORTGAGE
 LOANS BY PROPERTY TYPE:
Apartments/Multi-Family                  $        125,045             31.5 %     $       120,066             28.0 %
Industrial                                         88,009              22.1              114,619              26.7
Retail                                             72,325              18.2               71,546              16.7
Office                                             40,976              10.3               59,074              13.8
Other                                              13,796               3.5                9,206               2.0
Hospitality                                         5,133               1.3                4,621               1.1
                                         ----------------  -   ------------  -   ---------------  -   ------------
Total commercial mortgage loans                   345,284              86.9              379,132              88.3
Agricultural property loans                        52,223              13.1               50,026              11.7
                                         ----------------      ------------      ---------------      ------------
Total commercial and agricultural
 mortgage loans by property type                  397,507            100.0 %             429,158            100.0 %
                                                               ============                           ============
Valuation allowance                                (1,256)                                (2,177)
                                         ----------------                        ---------------
Total net commercial and agricultural
 mortgage loans by property type                  396,251                                426,981
                                         ----------------                        ---------------
OTHER LOANS
Uncollateralized loans                              2,740                                      -
                                         ----------------                        ---------------
Total other loans                                   2,740                                      -
                                         ----------------                        ---------------
Total commercial mortgage and other
 loans                                    $       398,991                         $      426,981
                                         ================                        ===============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States with the largest concentrations in California (17%), Texas (11%), Ohio (9%), and New York (8%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 DECEMBER 31, 2013     DECEMBER 31, 2012     DECEMBER 31, 2011
                                                 -----------------     ------------------   -------------------
                                                                         (IN THOUSANDS)
Allowance for losses, beginning of year          $          2,177      $            1,501   $             2,980
Addition to / (release of) allowance for losses              (921)                    676                (1,479)
                                                 -----------------     ------------------   -------------------
Total ending balance (1)                         $          1,256      $            2,177   $             1,501
                                                 =================     ==================   ===================

(1)Agricultural loans represent $0.1 million of the ending allowance at December 31, 2013 and $0.2 million of the ending allowance at both December 31, 2012 and 2011.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                                             DECEMBER 31, 2013    DECEMBER 31, 2012
                                                                             --------------------------------------
                                                                                         (IN THOUSANDS)
ALLOWANCE FOR CREDIT LOSSES:
Ending balance: individually evaluated for impairment (1)                    $                -    $             -
Ending balance: collectively evaluated for impairment (2)                                 1,256              2,177
                                                                             ------------------   -----------------
Total ending balance                                                         $            1,256    $         2,177

RECORDED INVESTMENT (3):
Ending balance gross of reserves: individually evaluated for impairment (1)  $                -    $             -
Ending balance gross of reserves: collectively evaluated for impairment (2)             400,247            429,158
                                                                             ------------------   -----------------
Total ending balance, gross of reserves                                      $          400,247    $       429,158
                                                                             ==================   =================

(1)There were no loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $52 million and $50 million at December 31, 2013 and 2012 respectively, and a related allowance of $0.1 million and $0.2 million, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $3 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at December 31, 2013 and 2012. There were no recorded investments in impaired loans with an allowance recorded, before the allowance for losses at both December 31, 2013 and 2012.

There was no net investment income recognized on these loans for both the years ended December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 100% of the $398 million recorded investment and 85% of the $429 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2013 and 2012, 99% and 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater, respectively. As of December 31, 2013 and 2012, approximately 1% or $2 million and 4% or $17 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans.

As of December 31, 2013 and 2012, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of December 31, 2013 and 2012. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan-specific reserve has been established. See Note 2 for further discussion regarding non-accrual status loans.

During 2013 and 2012, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there was an adjusted pre-modification outstanding recorded investments of $0 million and $5 million, respectively, and post-modification outstanding recorded investment of $0 million and $5 million, respectively, related to commercial mortgage loans. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information related to the accounting for troubled debt restructurings.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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OTHER LONG-TERM INVESTMENTS

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                              2013             2012
                                         --------------- ----------------

                                                  (IN THOUSANDS)
Joint ventures and limited partnerships  $        60,585 $         43,925
Derivatives                                            -          131,736
                                         --------------- ----------------
Total other long-term investments        $        60,585 $        175,661
                                         =============== ================

NET INVESTMENT INCOME

Net investment income for the years ended December 31, was from the following sources:

                                            2013           2012           2011
                                       -------------  -------------  -------------
                                                      (IN THOUSANDS)
Fixed maturities, available-for-sale   $     191,043  $     246,479  $     282,108
Equity securities, available-for-sale              -              7            278
Trading account assets                           342            923          2,023
Commercial mortgage and other loans           28,463         28,449         28,044
Policy loans                                     675            845            902
Short-term investments                           323            620            724
Other long-term investments                    3,601          8,302          1,016
                                       -------------  -------------  -------------
Gross investment income                      224,447        285,625        315,095
Less: investment expenses                     (6,564)        (7,974)        (9,085)
                                       -------------  -------------  -------------
  Net investment income                $     217,883  $     277,651  $     306,010
                                       =============  =============  =============

There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

REALIZED INVESTMENT GAINS (LOSSES), NET

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2013           2012             2011
                                            -------------- --------------- -----------------
                                                             (IN THOUSANDS)
Fixed maturities                            $        8,795 $        22,684 $          74,395
Equity securities                                       10             703             1,996
Commercial mortgage and other loans                    933           1,043             6,866
Derivatives                                      (194,055)       (107,663)          (11,366)
Other                                                 (34)               3             (108)
                                            -------------- --------------- -----------------
  Realized investment gains (losses), net   $    (184,351) $      (83,230) $          71,783
                                            ============== =============== =================

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                               ---------------------------------------------------------
                                                                                                           TOTAL ACCUMULATED
                                                               FOREIGN CURRENCY       NET UNREALIZED             OTHER
                                                                 TRANSLATION            INVESTMENT           COMPREHENSIVE
                                                                  ADJUSTMENT        GAINS (LOSSES) (1)       INCOME (LOSS)
                                                               ----------------     ------------------     -----------------
                                                                                    (IN THOUSANDS)
Balance, December 31, 2010                                     $             -       $        190,871      $        190,871
Change in component during period (2)                                        -               (30,160)              (30,160)
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2011                                     $             -       $        160,711      $        160,711
Change in component during period (2)                                        7               (13,431)              (13,424)
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2012                                     $             7       $        147,280      $        147,287
Change in other comprehensive income before reclassifications                5              (108,769)             (108,764)
Amounts reclassified from AOCI                                               -                (8,805)               (8,805)
Income tax benefit (expense)                                               (2)                 41,151                41,149
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2013                                     $            10       $         70,857      $         70,867
                                                               ===============       ================      ================

(1)Includes cash flow hedges of ($4) million, ($3) million and ($1) million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

                                                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                     2013          2012          2011
                                                                                -------------- ------------- -------------
                                                                                              (IN THOUSANDS)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
   Cash flow hedges - Currency/Interest rate (3)                                $         (95) $       (101) $        (85)
   Net unrealized investment gains (losses) on available-for-sale securities             8,900        23,488        76,476
                                                                                -------------- ------------- -------------
      Total net unrealized investment gains (losses) (4)                                 8,805        23,387        76,391
                                                                                -------------- ------------- -------------
         Total reclassifications for the period                                 $        8,805 $      23,387 $      76,391
                                                                                ============== ============= =============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


NET UNREALIZED INVESTMENT GAINS (LOSSES)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                             ACCUMULATED
                                                                                                                OTHER
                                                                                                            COMPREHENSIVE
                                                                                                            INCOME (LOSS)
                                                                                               DEFERRED     RELATED TO NET
                                           NET UNREALIZED    DEFERRED POLICY      FUTURE      INCOME TAX      UNREALIZED
                                           GAINS (LOSSES)   ACQUISITION COSTS     POLICY      (LIABILITY)     INVESTMENT
                                           ON INVESTMENTS    AND OTHER COSTS     BENEFITS       BENEFIT     GAINS (LOSSES)
                                           --------------   -----------------   ----------    -----------   --------------
                                                                           (IN THOUSANDS)
Balance, December 31, 2010                   $   (6,560)     $        2,852     $        -      $ 1,313     $      (2,395)
Net investment gains (losses) on
 investments arising during the period           (1,482)                  -              -          519              (963)
Reclassification adjustment for gains
 (losses) included in net income                  6,302                   -              -       (2,206)            4,096
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -              (2,160)             -          756            (1,404)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -              -            -                 -
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2011                   $   (1,740)     $          692     $        -      $   382     $        (666)
                                           --------------   -----------------   ----------    -----------   --------------
Net investment gains (losses) on
 investments arising during the period            3,067                   -              -       (1,073)            1,994
Reclassification adjustment for gains
 (losses) included in net income                   (782)                  -              -          274              (508)
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -                (906)             -          317              (589)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -              -            -                 -
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2012                   $      545      $         (214)    $        -      $  (100)    $         231
                                           --------------   -----------------   ----------    -----------   --------------
Net investment gains (losses) on
 investments arising during the period              483                   -              -         (168)              315
Reclassification adjustment for gains
 (losses) included in net income                   (705)                  -              -          247              (458)
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -                  98              -          (35)               63
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -            (14)           5                (9)
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2013                   $      323      $         (116)    $      (14)     $   (51)    $         142
                                           ==============   =================   ==========    ===========   ==============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                           ACCUMULATED
                                                                                                              OTHER
                                                                                                          COMPREHENSIVE
                                                                                                          INCOME (LOSS)
                                                                                            DEFERRED      RELATED TO NET
                                     NET UNREALIZED      DEFERRED POLICY      FUTURE       INCOME TAX       UNREALIZED
                                     GAINS/(LOSSES)     ACQUISITION COSTS     POLICY       (LIABILITY)      INVESTMENT
                                   ON INVESTMENTS (1)    AND OTHER COSTS     BENEFITS        BENEFIT      GAINS (LOSSES)
                                   ------------------   -----------------   ----------    ------------    --------------
                                                                       (IN THOUSANDS)
Balance, December 31, 2010         $         504,664    $       (206,046)   $        -    $   (105,352)   $      193,266
Net investment gains (losses)
 on investments arising during
 the period                                   19,706                   -             -          (6,897)           12,809
Reclassification adjustment for
 (losses) gains included in net
 income                                      (82,693)                  -             -          28,947           (53,746)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              13,927             -          (4,879)            9,048
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -             -               -                 -
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2011         $         441,677    $       (192,119)   $        -    $    (88,181)   $      161,377
                                   ------------------   -----------------   ----------    ------------    --------------
Net investment gains (losses)
 on investments arising during
 the period                                  (42,295)                  -             -          14,804           (27,491)
Reclassification adjustment for
 (losses) gains included in net
 income                                      (22,605)                  -             -           7,912           (14,693)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              45,030             -         (15,760)           29,270
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -        (2,164)            757            (1,407)
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2012         $         376,777    $       (147,089)   $   (2,164)   $    (80,468)   $      147,056
                                   ------------------   -----------------   ----------    ------------    --------------
Net investment gains (losses)
 on investments arising during
 the period                                 (183,950)                  -             -          64,383          (119,567)
Reclassification adjustment for
 (losses) gains included in net
 income                                       (8,100)                  -             -           2,835            (5,265)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              80,637             -         (28,222)           52,415
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -        (6,023)          2,109            (3,914)
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2013         $         184,727    $        (66,452)   $   (8,187)   $    (39,363)   $       70,725
                                   ==================   =================   ==========    ============    ==============

(1)Includes cash flow hedges. See Note 11 for additional discussion of the Company's cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                        2013           2012           2011
                                                   -------------- -------------- --------------
                                                                  (IN THOUSANDS)
Fixed maturity securities on which an OTTI loss
 has been recognized                               $          323 $          545 $      (1,740)
Fixed maturity securities, available-for-sale-all
 other                                                    184,891        375,409        436,812
Equity securities, available-for-sale                           2              4            561
Affiliated notes                                            3,113          4,386          5,263
Derivatives designated as cash flow hedges (1)            (3,653)        (3,068)          (962)
Other investments                                             374             46              3
                                                   -------------- -------------- --------------
Net Unrealized gains (losses) on investments       $      185,050 $      377,322 $      439,937
                                                   ============== ============== ==============

(1)See Note 11 for more information on cash flow hedges.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR FIXED MATURITIES AND EQUITY SECURITIES

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                              DECEMBER 31, 2013
                                                    ----------------------------------------------------------------------
                                                    LESS THAN TWELVE MONTHS  TWELVE MONTHS OR MORE           TOTAL
                                                    ----------------------  ----------------------- -----------------------
                                                                   GROSS                   GROSS                   GROSS
                                                                 UNREALIZED              UNREALIZED              UNREALIZED
                                                    FAIR VALUE    LOSSES     FAIR VALUE   LOSSES     FAIR VALUE   LOSSES
                                                    ----------  ----------- ----------- ----------- ----------- -----------
                                                                                (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $    3,347   $       34  $        -  $        -  $    3,347  $       34
Obligations of U.S. States and their political
 subdivisions                                            5,420          588       6,402         982      11,822       1,570
Corporate securities                                   351,306       11,923       2,704         370     354,010      12,293
Asset-backed securities                                 97,575        1,509           -           -      97,575       1,509
Commercial mortgage-backed securities                   86,132        5,249       2,941         269      89,073       5,518
Residential mortgage-backed securities                 100,150          972           -           -     100,150         972
                                                    ----------   ----------  ----------  ----------  ----------  ----------
   Total                                            $  643,930   $   20,275  $   12,047  $    1,621  $  655,977  $   21,896
                                                    ==========   ==========  ==========  ==========  ==========  ==========

EQUITY SECURITIES, AVAILABLE-FOR-SALE               $        -   $        -  $        -  $        -  $        -  $        -
                                                    ==========   ==========  ==========  ==========  ==========  ==========

                                                                                     DECEMBER 31, 2012
                                                             -------------------------------------------------------------------
                                                             LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                                             ----------------------- --------------------- ---------------------
                                                                           GROSS                  GROSS                 GROSS
                                                                         UNREALIZED             UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $        -  $        -  $        - $        - $        - $        -
Obligations of U.S. States and their political subdivisions       7,090         350           -          -      7,090        350
Corporate securities                                             35,248         897      14,867        330     50,115      1,227
Asset-backed securities                                          13,817          42       2,994        290     16,811        332
Commercial mortgage-backed securities                             3,326          10           -          -      3,326         10
Residential mortgage-backed securities                                -           -           -          -          -          -
                                                              ----------  ---------- ---------- ---------- ---------- ----------
   Total                                                     $   59,481  $    1,299  $   17,861 $      620 $   77,342 $    1,919
                                                              ==========  ========== ========== ========== ========== ==========
EQUITY SECURITIES, AVAILABLE-FOR-SALE                        $        -  $        -  $        - $        - $        - $        -
                                                              ==========  ========== ========== ========== ========== ==========

The gross unrealized losses at December 31, 2013 and 2012, are composed of $20.4 million and $1.6 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $1.5 million and $0.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2013, $0.2 million of gross unrealized losses represented declines in value of greater than 20%, all of which had been in that position for less than six months, as compared to December 31, 2012, when none of the gross unrealized losses represented declines in value of greater than 20%. At December 31, 2013, $1.6 million of gross unrealized losses of twelve months or more were concentrated in U.S. obligations and the consumer non-cyclical sector of the Company's corporate securities. At December 31, 2012, $0.6 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the service and manufacturing sectors of the Company's corporate securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 or 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


SECURITIES PLEDGED AND SPECIAL DEPOSITS

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                      2013          2012
                                                  ------------- -------------
                                                        (IN THOUSANDS)
   Fixed maturity securities, available-for-sale  $      46,156 $      37,533
   Other trading account assets                             287             -
                                                  ------------- -------------
   Total securities pledged                       $      46,443 $      37,533
                                                  ============= =============

As of December 31, 2013 and 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $48 million and $39 million, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $8 million and $5 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                               2013            2012           2011
                                                                         ---------------- -------------- --------------
                                                                                         (IN THOUSANDS)
Balance, beginning of year                                               $        906,814 $      666,764 $    1,357,156
Capitalization of commissions, sales and issue expenses                             4,050         25,081         41,994
Amortization-Impact of Assumption and experience unlocking and true-ups            31,666        274,503      (113,539)
Amortization-All Other                                                            353,895       (86,461)      (602,550)
Changes in unrealized investment gains and losses                                  49,079         26,927           (62)
Other (1)                                                                               -              -       (16,235)
                                                                         ---------------- -------------- --------------
Balance, end of year                                                     $      1,345,504 $      906,814 $      666,764
                                                                         ================ ============== ==============

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 7 for impact to DSI.

5.  VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                 2013          2012          2011
                                                                             ------------- ------------- -------------
                                                                                          (IN THOUSANDS)
Balance, beginning of period                                                 $      43,090 $      29,010 $      32,497
Amortization-Impact of assumption and experience unlocking and true-ups (1)          6,376        21,931       (1,489)
Amortization-All other (1)                                                        (11,593)      (13,871)      (15,967)
Interest (2)                                                                         2,762         2,077         2,288
Change in unrealized gains/losses                                                    2,865         3,943        11,681
                                                                             ------------- ------------- -------------
Balance, end of year                                                         $      43,500 $      43,090 $      29,010
                                                                             ============= ============= =============

(1)The weighted average remaining expected life of VOBA was approximately 4.98 years from the date of acquisition.
(2)The interest accrual rate for the VOBA related to the businesses acquired was 6.14%, 6.18% and 4.81% for years ended December 31, 2013, 2012 and 2011.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                                       2014       2015       2016       2017       2018
                                    ---------- ---------- ---------- ---------- ----------
                                                        (IN THOUSANDS)
Estimated future VOBA amortization  $    7,772 $    6,226 $    4,940 $    4,095 $    3,511

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


6.  REINSURANCE

The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB and GMAB features. These features are accounted for as embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2013, 2012 and 2011, was as follows (in thousands):

                                                             UNAFFILIATED   AFFILIATED
                                                 GROSS          CEDED         CEDED          NET
                                            --------------  -------------  -----------  ------------
2013
Policy charges and fee income - Life (1)    $        3,472  $      (1,231) $         -  $      2,241
Policy charges and fee income - Annuity            809,549         (2,548)           -       807,001
Realized investment gains (losses), net          1,076,184              -   (1,260,535)     (184,351)
Policyholders' benefits                             29,874           (147)           -        29,727
General, administrative and other expenses  $      407,365  $        (776) $    (3,910) $    402,679

2012
Policy charges and fee income - Life (1)    $        3,522  $      (1,099) $         -  $      2,423
Policy charges and fee income - Annuity            796,711         (2,139)           -       794,572
Realized investment gains (losses), net            202,568              -     (285,798)      (83,230)
Policyholders' benefits                            124,517           (201)           -       124,316
General, administrative and other expenses  $      429,383  $        (784) $    (3,835) $    424,764

2011
Policy charges and fee income - Life (1)    $        3,711  $        (439) $         -  $      3,272
Policy charges and fee income - Annuity            825,000         (3,464)           -       821,536
Realized investment gains (losses), net         (1,224,770)             -    1,296,553        71,783
Policyholders' benefits                            128,873           (724)           -       128,149
General, administrative and other expenses  $      446,790  $        (924) $    (3,804) $    442,062

(1)Life insurance inforce face amounts at December 31, 2013, 2012 and 2011 was $128 million, $132 million and $141 million, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Re and Prudential Insurance Company of America ("Prudential Insurance") of $749 million and $1,733 million at December 31, 2013 and 2012, respectively.

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has also issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits".

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                                               DECEMBER 31, 2013                    DECEMBER 31, 2012
                                                       ----------------------------------   ----------------------------------

                                                       IN THE EVENT OF  AT ANNUITIZATION/   IN THE EVENT OF  AT ANNUITIZATION/
                                                            DEATH       ACCUMULATION (1)         DEATH       ACCUMULATION (1)
                                                       ----------------------------------   ----------------------------------
VARIABLE ANNUITY CONTRACTS                                                         (IN THOUSANDS)

RETURN OF NET DEPOSITS
Account value                                          $     40,828,166               N/A   $     39,883,202               N/A
Net amount at risk                                     $        407,488               N/A   $        603,793               N/A
Average attained age of contractholders                        64 years               N/A           63 years               N/A
MINIMUM RETURN OR CONTRACT VALUE
Account value                                          $      8,446,938  $     40,678,507   $      8,293,324  $     39,685,368
Net amount at risk                                     $        916,094  $      1,272,641   $      1,242,583  $      2,147,087
Average attained age of contractholders                        66 years          64 years           65 years          63 years
Average period remaining until expected annuitization               N/A         0.2 years                N/A          0.4 year

(1)Includes income and withdrawal benefits described herein.

                                         DECEMBER 31, 2013                 DECEMBER 31, 2012
                                 --------------------------------- ---------------------------------

                                 UNADJUSTED VALUE  ADJUSTED VALUE  UNADJUSTED VALUE  ADJUSTED VALUE
                                 ---------------- ---------------- ---------------- ----------------
VARIABLE ANNUITY CONTRACTS                                 (IN THOUSANDS)
MARKET VALUE ADJUSTED ANNUITIES
Account value                    $      1,554,743 $      1,580,487 $      2,182,791 $      2,277,200

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                DECEMBER 31, 2013    DECEMBER 31, 2012
                             -------------------- --------------------

                                          (IN THOUSANDS)
         Equity funds                 $28,992,157          $25,813,087
         Bond funds                    14,924,698           15,189,565
         Money market funds             2,430,792            3,342,232
                             -------------------- --------------------
         Total                        $46,347,647          $44,344,884
                             ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $2.9 billion and $3.8 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


LIABILITIES FOR GUARANTEE BENEFITS

The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits." As discussed below, the Company and a reinsurance affiliate maintain a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                  GMAB/GMWB/
                                                    GMDB            GMIWB             GMIB            TOTALS
                                                                       VARIABLE ANNUITY
                                              -------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Beginning Balance as of December 31, 2010     $        130,490 $        164,282  $        13,377 $        308,149
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                           23,078                -              570           23,648
Incurred guarantee benefits (1)                         60,428        1,619,312              504        1,680,244
Paid guarantee benefits                               (36,278)                -             (74)         (36,352)
                                              ---------------- ----------------  --------------- ----------------
Beginning Balance as of December 31, 2011              177,718        1,783,594           14,377        1,975,689
                                              ---------------- ----------------  --------------- ----------------
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                           38,655                -            6,948           45,603
Incurred guarantee benefits (1)                         37,585            9,541            2,873           49,999
Paid guarantee benefits                               (31,431)                -            (682)         (32,113)
                                              ---------------- ----------------  --------------- ----------------
Beginning Balance as of December 31, 2012              222,527        1,793,135           23,516        2,039,178
                                              ---------------- ----------------  --------------- ----------------
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                         (60,075)                -         (14,050)         (74,125)
Incurred guarantee benefits (1)                         56,884       (1,014,909)           2,400        (955,628)
Paid guarantee benefits                               (27,507)                -            (747)         (28,254)
Changes in unrealized investment gains and
 losses                                                  8,041                -              160            8,201
                                              ---------------- ----------------  --------------- ----------------
Balance as of December 31, 2013               $        199,870 $        778,226  $        11,279 $        989,372
                                              ================ ================  =============== ================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contract holder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

SALES INDUCEMENTS

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These deferred sales inducements are included in "Deferred sales inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                         SALES INDUCEMENTS
                                                                         -----------------
                                                                           (IN THOUSANDS)
Balance as of December 31, 2010                                                  $ 796,507
Capitalization                                                                      68,370
Amortization-Impact of assumption and experience unlocking and true-ups            (56,736)
Amortization-All other                                                            (378,682)
Change in unrealized gains/losses                                                      147
Other (1)                                                                           16,235
                                                                         -----------------
Balance as of December 31, 2011                                                    445,841
                                                                         -----------------
Capitalization                                                                      59,269
Amortization-Impact of assumption and experience unlocking and true-ups            133,214
Amortization-All other                                                             (94,752)
Change in unrealized gains/losses                                                   13,258
                                                                         -----------------
Balance as of December 31, 2012                                                    556,830
                                                                         -----------------
Capitalization                                                                      31,370
Amortization-Impact of assumption and experience unlocking and true-ups             13,038
Amortization-All other                                                             179,219
Change in unrealized gains/losses                                                   28,790
                                                                         -----------------
Balance as of December 31, 2013                                                  $ 809,247
                                                                         =================

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 4 for impact to DAC.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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8.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.

Statutory net income of the Company amounted to $406 million, $217 million and $177 million, for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory surplus of the Company amounted to $443 million and $448 million at December 31, 2013 and 2012, respectively.

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to its stockholder. The maximum dividend, which may be paid in any twelve month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $143 million after December 16, 2014, without prior approval.

On December 16, 2013 and June 26, 2013, the Company paid dividends of $100 million and $184 million, respectively, to its parent, Prudential Annuities, Inc. On December 11, 2012 and June 29, 2012, the Company paid dividends of $160 million and $248 million, respectively, to Prudential Annuities, Inc. On November 29, 2011 and June 30, 2011, the Company paid dividends of $318 million and $270 million, respectively, to Prudential Annuities, Inc.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                               2013               2012                2011
                                                        ------------------ ------------------ --------------------

                                                                              (IN THOUSANDS)
Current tax expense:
U.S.                                                     $          36,759  $          26,637  $            32,230
State and local                                                          -                  -                    -
                                                        ------------------ ------------------ --------------------
Total                                                    $          36,759  $          26,637  $            32,230
                                                        ================== ================== ====================

Deferred tax expense:
U.S.                                                               295,613            196,997            (198,293)
State and local                                                          -                  -                    -
                                                        ------------------ ------------------ --------------------
Total                                                    $         295,613  $         196,997  $         (198,293)
                                                        ================== ================== ====================

Total income tax expense (benefit) on income from
 continuing operations                                             332,372            223,634            (166,063)
Income tax expense (benefit) reported in equity
 related to:
 Other comprehensive income (loss)                                (41,149)            (7,218)             (16,240)
 Additional paid-in capital                                          4,354              5,730                    -
                                                        ------------------ ------------------ --------------------
Total income tax expense (benefit)                       $         295,577  $         222,146  $         (182,303)
                                                        ================== ================== ====================

The Company's actual income tax expense on continuing operations for the years ended December 31, 2013, 2012, and 2011, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                      2013                2012                2011
                                               ------------------- ------------------- -------------------

                                                                     (IN THOUSANDS)

Expected federal income tax expense (benefit)   $          413,162  $          300,192  $        (111,165)
Non taxable investment income                             (69,665)            (66,895)            (47,451)
Tax credits                                               (10,595)            (10,279)             (7,517)
Other                                                        (529)                 616                  70
                                               ------------------- ------------------- -------------------
Total income tax expense (benefit)              $          332,372  $          223,634  $        (166,063)
                                               =================== =================== ===================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results,

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2013                  2012
                                              --------------------- ---------------------
                                                            (IN THOUSANDS)
Deferred tax assets
  Insurance reserves                           $            292,815  $            398,481
  Investments                                               124,489                86,745
  Compensation reserves                                       1,860                 3,223
  Other                                                           -                 1,547
                                              --------------------- ---------------------
Deferred tax assets                                         419,165               489,996
                                              --------------------- ---------------------

Deferred tax liabilities
  VOBA and deferred policy acquisition cost                 435,775               269,507
  Deferred sales inducements                                 66,046               194,890
  Net unrealized gain on securities                         283,236               133,136
  Other                                                         464                     -
                                              --------------------- ---------------------
Deferred tax liabilities                                    785,521               597,533
                                              --------------------- ---------------------
Net deferred tax asset (liability)             $          (366,356)  $          (107,537)
                                              ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $1,180 million, $858 million and $(318) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties. The Company had zero unrecognized tax benefits as of December 31, 2013

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

and 2012. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

At December 31, 2013, the Company remains subject to examination in the U.S. for tax years 2009 through 2013.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial, Inc. For tax years 2009 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

FAIR VALUE MEASUREMENT - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short term investments and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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ASSETS AND LIABILITIES BY HIERARCHY LEVEL - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                   AS OF DECEMBER 31, 2013
                                     -----------------------------------------------------------------------------------
                                         LEVEL 1          LEVEL 2          LEVEL 3        NETTING (2)         TOTAL
                                     ---------------- ---------------- ---------------- ---------------- ---------------
                                                                       (IN THOUSANDS)
Fixed maturities,
 available-for-sale:
U.S Treasury securities and
 obligations of U.S. government
 authorities and agencies             $             -  $         6,384  $             -  $             -  $        6,384
Obligations of U.S. states and
 their political subdivisions                       -           68,566                -                -          68,566
Foreign government bonds                            -           31,154                -                -          31,154
Corporate securities                                -        2,325,846           96,796                -       2,422,642
Asset-backed securities                             -          124,103           63,789                -         187,892
Commercial mortgage-backed
 securities                                         -          390,633                -                -         390,633
Residential mortgage-backed
 securities                                         -          156,945                -                -         156,945
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total                                        -        3,103,631          160,585                -       3,264,216
Trading account assets:
Equity securities                               6,364                -              313                -           6,677
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total                                    6,364                -              313                -           6,677
                                     ---------------- ---------------- ---------------- ---------------- ---------------

Equity securities,
 available-for-sale                                 -               16              192                -             208
Short-term investments                        118,188                -                -                -         118,188
Other long-term investments                         -           73,535              486         (73,535)             486
Reinsurance recoverables                            -                -          748,005                -         748,005
Receivables from parent and
 affiliates                                         -           19,071            6,347                -          25,418
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total excluding separate
    account assets                            124,552        3,196,253          915,928         (73,535)       4,163,198

Separate account assets (1)                 1,190,903       45,435,925                -                -      46,626,828
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   TOTAL ASSETS                       $     1,315,455  $    48,632,178  $       915,928  $      (73,535)  $   50,790,026
                                     ================ ================ ================ ================ ===============
Future policy benefits (3)            $             -  $             -  $       778,226  $             -  $      778,226
Other liabilities                                   -           94,580                -         (72,822)          21,758
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   TOTAL LIABILITIES                  $             -  $        94,580  $       778,226  $      (72,822)  $      799,984
                                     ================ ================ ================ ================ ===============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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                                                                AS OF DECEMBER 31, 2012
                                     ------------------------------------------------------------------------------
                                         LEVEL 1        LEVEL 2         LEVEL 3       NETTING (2)        TOTAL
                                     --------------- -------------- --------------- --------------- ---------------
                                                                     (IN THOUSANDS)
Fixed maturities,
 available-for-sale:
U.S Treasury securities and
 obligations of U.S. government
 authorities and agencies             $            -  $       4,686  $            -  $            -  $        4,686
Obligations of U.S. states and
 their political subdivisions                      -        102,116               -               -         102,116
Foreign government securities                      -         55,529               -               -          55,529
Corporate securities                               -      3,095,699          95,555               -       3,191,254
Asset-backed securities                            -        118,179          69,298               -         187,477
Commercial mortgage-backed
 securities                                        -        394,902               -               -         394,902
Residential mortgage-backed
 securities                                        -        267,486               -               -         267,486
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total                                       -      4,038,597         164,853               -       4,203,450
Trading account assets:
Asset-backed securities                            -          2,022               -               -           2,022
Equity securities                              5,687              -             207               -           5,894
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total                                   5,687          2,022             207               -           7,916
                                     --------------- -------------- --------------- --------------- ---------------

Equity securities,
 available-for-sale                                -             22               -               -              22
Short-term investments                       103,761              -               -               -         103,761
Other long-term investments                        -        173,348           1,054        (42,352)         132,050
Reinsurance recoverables                           -              -       1,732,094               -       1,732,094
Receivables from parent and
 affiliates                                        -         20,632           1,995               -          22,627
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total excluding separate
    account assets                           109,448      4,234,621       1,900,203        (42,352)       6,201,920

Separate account assets (1)                  122,142     44,479,578               -               -      44,601,720
                                     --------------- -------------- --------------- --------------- ---------------
   TOTAL ASSETS                       $      231,590  $  48,714,199  $    1,900,203  $     (42,352)  $   50,803,640
                                     =============== ============== =============== =============== ===============
Future policy benefits (3)            $            -  $           -  $    1,793,137  $            -  $    1,793,137
Other liabilities                                  -         42,352               -        (42,352)               -
                                     --------------- -------------- --------------- --------------- ---------------
   TOTAL LIABILITIES                  $            -  $      42,352  $    1,793,137  $     (42,352)  $    1,793,137
                                     =============== ============== =============== =============== ===============

(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.

(2) "Netting" amounts represent swap variation margin of $0.7 million and $0 million as of December 31, 2013 and December 31, 2012, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(3) For the year ended December 31, 2013, the net embedded derivative liability position of $778 million includes $245 million of embedded derivatives in an asset position and $1,023 million of embedded derivates in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $1,793 million includes $84 million of embedded derivatives in an asset position and $1,877 million of embedded derivates in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

FIXED MATURITY SECURITIES - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally developed valuation. As of December 31, 2013 and December 31, 2012 over-rides on a net basis were not material. Pricing service over-rides, internally developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

TRADING ACCOUNT ASSETS - Trading account assets consist primarily of equity securities whose fair values are determined consistent with similar instruments described below under "Equity Securities."

EQUITY SECURITIES - Equity securities consist principally of investments in common stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

DERIVATIVE INSTRUMENTS - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility, and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

The vast majority of the Company's derivative agreements are with highly rated major international financial institutions. To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques, that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, there were derivatives with the fair value of $0 and $0.7 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

SHORT-TERM INVESTMENTS - Short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

SEPARATE ACCOUNT ASSETS - Separate Account Assets include fixed maturity securities, treasuries, and equity securities for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities."

RECEIVABLES FROM PARENT AND AFFILIATES - Receivables from Parent and Affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain of its variable annuities. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantees.

FUTURE POLICY BENEFITS - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account value. The Company's discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations, and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

TRANSFERS BETWEEN LEVELS 1 AND 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $933 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $5 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $7 million of preferred stock was transferred from Level 1 to Level 2. These transfers were the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur.

LEVEL 3 ASSETS AND LIABILITIES BY PRICE SOURCE - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                      AS OF DECEMBER 31, 2013
                                        ---------------------------------------------------
                                          INTERNAL (1)       EXTERNAL (2)        TOTAL
                                        ----------------   --------------   ---------------
                                                          (IN THOUSANDS)
Corporate securities                    $         94,730   $        2,066   $        96,796
Asset-backed securities                                -           63,789            63,789
Equity securities                                    192              313               505
Other long-term Investments                            -              486               486
Reinsurance recoverables                         748,005                -           748,005
Receivables from parent and affiliates                 -            6,347             6,347
                                        ----------------   --------------   ---------------
  TOTAL ASSETS                          $        842,927   $       73,001   $       915,928
                                        ================   ==============   ===============
Future policy benefits                           778,226                -           778,226
                                        ----------------   --------------   ---------------
  TOTAL LIABILITIES                     $        778,226   $            -   $       778,226
                                        ================   ==============   ===============

                                                      AS OF DECEMBER 31, 2012
                                        ---------------------------------------------------
                                          INTERNAL (1)      EXTERNAL (2)         TOTAL
                                        ----------------   --------------   ---------------
                                                          (IN THOUSANDS)
Corporate securities                    $         92,263   $        3,292   $        95,555
Asset-backed securities                                -           69,298            69,298
Equity securities                                      -              207               207
Other long-term Investments                          739              315             1,054
Reinsurance recoverables                       1,732,094                -         1,732,094
Receivables from parent and affiliates                 -            1,995             1,995
                                        ----------------   --------------   ---------------
  TOTAL ASSETS                          $      1,825,096   $       75,107   $     1,900,203
                                        ================   ==============   ===============
Future policy benefits                         1,793,137                -         1,793,137
                                        ----------------   --------------   ---------------
  TOTAL LIABILITIES                     $      1,793,137   $            -   $     1,793,137
                                        ================   ==============   ===============

(1)Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


QUANTITATIVE INFORMATION REGARDING INTERNALLY PRICED LEVEL 3 ASSETS AND LIABILITIES - The tables below present quantitative information on significant internally priced Level 3 assets and liabilities.

                                                                  AS OF DECEMBER 31, 2013
                     -------------------------------------------------------------------------------------------
                                      PRIMARY VALUATION         UNOBSERVABLE                          WEIGHTED
                       FAIR VALUE        TECHNIQUES               INPUTS            MINIMUM  MAXIMUM  AVERAGE
                     -------------- --------------------- ------------------------ -------- -------- ----------
                                                                       (IN THOUSANDS)
ASSETS:

 Corporate
 securities          $       94,730 Discounted cash flow  Discount rate               3.73%   12.06%   3.90%
-----------------------------------------------------------------------------------------------------------------

 Reinsurance
 recoverables        $      748,005 Fair values are determined in the same manner as future policy benefits
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:


 Future
 policy
 benefits
 (2)                 $      778,226 Discounted cash flow  Lapse rate (3)                 0%      11%

                                                          NPR spread (4)              0.08%    1.09%
                                                          Utilization rate (5)          70%      94%
                                                          Withdrawal rate (6)           86%     100%
                                                          Mortality rate (7)             0%      13%
                                                          Equity Volatility curve       15%      28%
-----------------------------------------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31, 2012
                     -------------------------------------------------------------------------------------------
                                      PRIMARY VALUATION         UNOBSERVABLE                           WEIGHTED
                       FAIR VALUE        TECHNIQUES               INPUTS           MINIMUM  MAXIMUM   AVERAGE
                     -------------- --------------------- ------------------------ -------- -------- ----------
                                            (IN THOUSANDS)
ASSETS:

Corporate securities $       92,263 Discounted cash flow  Discount rate               3.27%   17.50%   3.74%
                                    Cap at call price     Call price                100.00%  100.00%
----------------------------------------------------------------------------------------------------------------

 Reinsurance
 recoverables        $    1,732,094 Fair values are determined in the same manner as future policy benefits
----------------------------------------------------------------------------------------------------------------
LIABILITIES:


 Future
 policy
 benefits (2)        $    1,793,137 Discounted cash flow  Lapse rate (3)                 0%      14%

                                                          NPR spread (4)              0.20%    1.60%
                                                          Utilization rate (5)          70%      94%
                                                          Withdrawal rate (6)           85%     100%
                                                          Mortality rate (7)             0%      13%
                                                          Equity Volatility curve       19%      34%
-----------------------------------------------------------------------------------------------------------------

                     -----------------------
                       IMPACT OF INCREASE IN
                     INPUT ON FAIR VALUE (1)
                     -----------------------

ASSETS:

 Corporate
 securities                 Decrease
---------------------------------------------

 Reinsurance
 recoverables
---------------------------------------------
LIABILITIES:


 Future
 policy
 benefits
 (2)                        Decrease

                            Decrease
                            Increase
                            Increase
                            Decrease
                            Increase
---------------------------------------------


                     -----------------------
                     IMPACT OF INCREASE IN
                     INPUT ON FAIR VALUE (1)
                     -----------------------

ASSETS:

Corporate securities        Decrease
                            Increase
----------------------------------------------

 Reinsurance
 recoverables
----------------------------------------------
LIABILITIES:


 Future
 policy
 benefits (2)               Decrease

                            Decrease
                            Increase
                            Increase
                            Decrease
                            Increase
---------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(3)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(4)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements adjusted for any illiquidity risk premium.
(5)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(6)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(7)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


INTERRELATIONSHIPS BETWEEN UNOBSERVABLE INPUTS - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations, and other data. While experience for these products is still emerging, the Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


CHANGES IN LEVEL 3 ASSETS AND LIABILITIES - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                 YEAR ENDED DECEMBER 31, 2013
                                      -----------------------------------------------------------------------------------
                                                FIXED MATURITIES AVAILABLE-FOR-SALE
                                      -------------------------------------------------------

                                                                                                      TRADING
                                                                                                      ACCOUNT          EQUITY
                                                               ASSET-             COMMERCIAL          ASSETS -       SECURITIES
                                         CORPORATE             BACKED             MORTGAGE-            EQUITY        AVAILABLE-
                                        SECURITIES           SECURITIES             BACKED           SECURITIES       FOR-SALE
                                      -------------------------------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Fair Value, beginning of period
 assets/(liabilities)                  $      95,555      $        69,298         $        -        $       207      $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                                49                    -                  -                  -               -
    Asset management fees and
     other income                                  -                    -                  -                106               -
   Included in other comprehensive
    income (loss)                             (4,179)                (470)                18                  -               -
 Net investment income                         4,729                  454                  -                  -               -
 Purchases                                     4,817               40,868             17,169                  -             192
 Sales                                             -                    -                  -                  -               -
 Issuances                                         -                    -                  -                  -               -
 Settlements                                  (4,629)             (13,924)                 -                  -               -
 Transfers into Level 3 (1)                    4,976                    -                  -                  -               -
 Transfers out of Level 3 (1)                 (4,522)             (29,441)           (17,187)                 -               -
 Other (3)                                         -               (2,996)                 -                  -               -
                                      ---------------     ---------------      ----------------     -----------      ----------
Fair Value, end of period
 assets/(liabilities)                  $      96,796      $        63,789         $        -        $       313      $      192
                                      ===============     ===============      ================     ===========      ==========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (2):
   Included in earnings:
    Realized investment gains
     (losses), net                     $           -      $             -         $        -        $         -      $        -
    Asset management fees and
     other income                      $           -      $             -         $        -        $       107      $        -

                                                           YEAR ENDED DECEMBER 31, 2013
                                      ----------------------------------------------------------------------
                                                                               RECEIVABLES FROM        FUTURE
                                      OTHER LONG-TERM       REINSURANCE           PARENT AND           POLICY
                                        INVESTMENTS         RECOVERABLES          AFFILIATES          BENEFITS
                                      -------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)
Fair Value, beginning of period
 assets/(liabilities)                  $       1,054      $     1,732,094         $    1,995        $(1,793,137)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                              (739)          (1,220,073)                 -          1,262,310
    Asset management fees and
     other income                                 60                    -                  -                  -
   Included in other comprehensive
    income (loss)                                  -                    -                 99                  -
 Net investment income                             -                    -                  -                  -
 Purchases                                       111              235,984              6,250                  -
 Sales                                             -                    -             (2,996)                 -
 Issuances                                         -                    -                  -           (247,399)
 Settlements                                       -                    -                  -                  -
 Transfers into Level 3 (1)                        -                    -                  -                  -
 Transfers out of Level 3 (1)                      -                    -             (1,997)                 -
 Other (3)                                         -                    -              2,996                  -
                                       -------------      ---------------         ----------        -----------
Fair Value, end of period
 assets/(liabilities)                  $         486      $       748,005         $    6,347        $  (778,226)
                                       =============      ===============         ==========        ===========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (2):
   Included in earnings:
    Realized investment gains
     (losses), net                     $           -      $    (1,166,676)        $        -        $ 1,207,600
    Asset management fees and
     other income                      $          51      $             -         $        -        $         -

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                                       YEAR ENDED DECEMBER 31, 2012
                            -----------------------------------------------------------------------------------
                            FIXED MATURITIES AVAILABLE-FOR-SALE
                            ----------------------------------

                                                                    TRADING
                                                                    ACCOUNT        OTHER LONG-
                               CORPORATE         ASSET BACKED       ASSETS -          TERM            REINSURANCE
                               SECURITIES         SECURITIES         EQUITY        INVESTMENTS        RECOVERABLES
                            ---------------------------------------------------------------------------------------------
                                                              (IN THOUSANDS)
Fair Value, beginning of
 period
 assets/(liabilities)        $      89,658        $    48,563      $      203     $      1,213      $      1,747,757
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment
     gains (losses), net             1,606                  -               -           (2,326)             (244,519)
    Asset management
     fees and other
     income                              -                  -               4               (3)                    -
   Included in other
    comprehensive income
    (loss)                           2,271              1,109               -                -                     -
 Net investment income               4,634                649               -                -                     -
 Purchases                           5,400             30,311               -            2,166               228,856
 Sales                                 (29)                 -               -                -                     -
 Issuances                               -                  -               -                -                     -
 Settlements                        (8,286)           (11,334)              -                4                     -
 Transfers into Level 3
   (1)                              11,992                  -               -                -                     -
 Transfers out of Level
   3 (1)                           (11,691)                 -               -                -                     -
                             -------------        -----------      ----------     ------------      ----------------
Fair Value, end of
 period
 assets/(liabilities)        $      95,555        $    69,298      $      207     $      1,054      $      1,732,094
                             =============        ===========      ==========     ============      ================
Unrealized gains
 (losses) for the period
 relating to those Level
 3 assets that were
 still held at the end
 of the period (2):
 Included in earnings:
   Realized investment
    gains (losses), net      $           -        $         -      $        -     $     (1,349)     $       (194,274)
    Asset management
     fees and other
     income                  $           -        $         -      $        4     $         (3)     $              -

                              YEAR ENDED DECEMBER 31, 2012
                            -------------------------------

                            RECEIVABLES FROM
                               PARENT AND        FUTURE POLICY
                               AFFILIATES          BENEFITS
                            -----------------------------------
                                     (IN THOUSANDS)
Fair Value, beginning of
 period
 assets/(liabilities)        $           -        $(1,783,595)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment
     gains (losses), net                 -            230,349
    Asset management
     fees and other
     income                              -                  -
   Included in other
    comprehensive income
    (loss)                              (5)                 -
 Net investment income                   -                  -
 Purchases                           2,000                  -
 Sales                                   -                  -
 Issuances                               -           (239,891)
 Settlements                             -                  -
 Transfers into Level 3
   (1)                                   -                  -
 Transfers out of Level
   3 (1)                                 -                  -
                             -------------        -----------
Fair Value, end of
 period
 assets/(liabilities)        $       1,995        $(1,793,137)
                             =============        ===========
Unrealized gains
 (losses) for the period
 relating to those
 Level 3 assets that
   were still held at
   the end of the
   period (2):
   Included in earnings:
    Realized investment
     gains (losses), net     $           -        $   179,477
    Asset management
     fees and other
     income                  $           -        $         -

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31, 2011
                                 ------------------------------------------------------------------------------------------------
                                 FIXED MATURITIES AVAILABLE-FOR-SALE
                                 ------------------------------------


                                                                             EQUITY
                                                                          SECURITIES -      OTHER LONG-
                                     CORPORATE          ASSET BACKED       AVAILABLE-          TERM            REINSURANCE
                                    SECURITIES           SECURITIES         FOR-SALE        INVESTMENTS        RECOVERABLE
                                 -------------------------------------------------------------------------------------------------
                                                                           (IN THOUSANDS)
Fair Value, beginning of
 period assets/(liabilities)      $       74,255       $      53,857         $   -         $          -      $        186,735
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            46                   -             -               (1,285)            1,348,271
    Asset management fees and
     other income                              -                   -             -                  (19)                    -
   Included in other
    comprehensive income
    (loss)                                 5,472                 206             -                    -                     -
 Net investment income                     4,579                 430             1                    -                     -
 Purchases                                 8,702                   -             -                  262               212,751
 Sales                                         -                   -          (747)                   -                     -
 Issuances                                     -                   -             -                    -                     -
 Settlements                              (5,356)             (5,930)            -                    -                     -
 Transfers into Level 3 (1)               51,135                   -           976                2,255                     -
 Transfers out of Level 3 (1)            (49,175)                  -             -                    -                     -
 Other (3)                                     -                   -          (230)                   -                     -
                                  --------------       -------------         -----         ------------      ----------------
Fair Value, end of period
 assets/(liabilities)             $       89,658       $      48,563         $   -         $      1,213      $      1,747,757
                                  ==============       =============         =====         ============      ================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                $            -       $           -         $   -         $     (1,311)     $      1,356,358
    Asset management fees and
     other income                 $            -       $           -         $   -         $        (19)     $              -

                                    YEAR ENDED
                                 DECEMBER 31, 2011
                                 -----------------
                                   FUTURE POLICY
                                     BENEFITS
                                 -----------------
                                  (IN THOUSANDS)
Fair Value, beginning of
 period assets/(liabilities)      $     (164,283)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                    (1,396,276)
    Asset management fees and
     other income                              -
   Included in other
    comprehensive income
    (loss)                                     -
 Net investment income                         -
 Purchases                                     -
 Sales                                  (223,036)
 Issuances                                     -
 Settlements                                   -
 Transfers into Level 3 (1)                    -
 Transfers out of Level 3 (1)                  -
                                  --------------
Fair Value, end of period
 assets/(liabilities)              $  (1,783,595)
                                  ==============
Unrealized gains (losses) for
 the period relating to
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                $   (1,403,609)

                                 -



                                  TRADING
                                  ACCOUNT
                                  ASSETS -
                                   EQUITY
                                 SECURITIES
                                 ------------

Fair Value, beginning of
 period assets/(liabilities)     $        -
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                        -
    Asset management fees and
     other income                       (27)
   Included in other
    comprehensive income
    (loss)                                -
 Net investment income                    -
 Purchases                                -
 Sales                                    -
 Issuances                                -
 Settlements                              -
 Transfers into Level 3 (1)               -
 Transfers out of Level 3 (1)             -
 Other (3)                              230
                                 ----------
Fair Value, end of period
 assets/(liabilities)            $      203
                                 ==========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net               $        -
    Asset management fees and
     other income                $      (27)








Fair Value, beginning of
 period assets/(liabilities)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net
    Asset management fees and
     other income
   Included in other
    comprehensive income
    (loss)
 Net investment income
 Purchases
 Sales
 Issuances
 Settlements
 Transfers into Level 3 (1)
 Transfers out of Level 3 (1)

Fair Value, end of period
 assets/(liabilities)

Unrealized gains (losses) for
 the period relating to
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net

(1)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)"Other" primarily represents reclasses of certain assets between reporting categories.

TRANSFERS - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


For the year ended December 31, 2011, the majority of Equity Securities Available-for-Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                               DECEMBER 31, 2013                DECEMBER 31, 2012
                                                 --------------------------------------------- -------------------

                                                                                     CARRYING             CARRYING
                                                             FAIR VALUE             AMOUNT (1) FAIR VALUE  AMOUNT
-                                                ---------------------------------- ---------- ---------- --------

                                                 LEVEL 1 LEVEL 2  LEVEL 3   TOTAL     TOTAL      TOTAL     TOTAL
                                                 ------- -------- -------- -------- ---------- ---------- --------
                                                                (IN THOUSANDS)
ASSETS:
  Commercial mortgage and other loans             $    - $      - $422,584 $422,584   $398,991   $473,964 $426,981
  Policy loans                                         -        -   12,454   12,454     12,454     11,957   11,957
  Other long term investments                          -        -    1,623    1,623      1,440        983      877
  Cash                                             1,417        -        -    1,417      1,417        266      266
  Accrued investment income                            -   32,169        -   32,169     32,169     44,656   44,656
  Receivables from parent and affiliates               -   10,177        -   10,177     10,177        199      199
  Other assets                                         -   11,190        -   11,190     11,190     12,410   12,410
                                                 ------- -------- -------- -------- ---------- ---------- --------
   TOTAL ASSETS                                   $1,417 $ 53,536 $436,661 $491,614   $467,838   $544,435 $497,346
                                                 ======= ======== ======== ======== ========== ========== ========
LIABILITIES:
  Policyholders' Account Balances - Investment
   contracts                                      $    - $      - $ 84,153 $ 84,153   $ 85,672   $ 78,159 $ 75,242
  Cash collateral for loaned securities                -   47,896        -   47,896     47,896     38,976   38,976
  Short-term debt                                      -  218,488        -  218,488    205,000          -        -
  Long-term debt                                       -        -        -        -          -    426,827  400,000
  Payables to parent and affiliates                    -   85,204        -   85,204     85,204     94,953   94,953
  Other liabilities                                    -  101,656        -  101,656    101,656     99,094   99,094
  Separate account liabilities - investment
   contracts                                           -      796        -      796        796        964      964
                                                 ------- -------- -------- -------- ---------- ---------- --------
   TOTAL LIABILITIES                              $    - $454,040 $ 84,153 $538,193   $526,224   $738,973 $709,229
                                                 ======= ======== ======== ======== ========== ========== ========

(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

COMMERCIAL MORTGAGE AND OTHER LOANS

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

POLICY LOANS

Policy Loans carrying value approximates fair value.

OTHER LONG-TERM INVESTMENTS

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012 no such adjustments were made.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


CASH, ACCRUED INVESTMENT INCOME, RECEIVABLES FROM PARENT AND AFFILIATES, AND OTHER ASSETS

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades, accounts receivable.

POLICYHOLDERS' ACCOUNT BALANCES - INVESTMENT CONTRACTS

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities and payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

CASH COLLATERAL FOR LOANED SECURITIES

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

DEBT

The fair value of short term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

OTHER LIABILITIES AND PAYABLES TO PARENT AND AFFILIATES

Other liabilities and Payables to Parent and Affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

SEPARATE ACCOUNT LIABILITIES - INVESTMENT CONTRACTS

Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees. Therefore, carrying value approximates fair value.

11.   DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

EQUITY CONTRACTS

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


FOREIGN EXCHANGE CONTRACTS

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

CREDIT CONTRACTS

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

EMBEDDED DERIVATIVES

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $778 million and $1,793 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Prudential Insurance included in "Reinsurance recoverables" was an asset of $748 million and $1,733 million as of December 31, 2013 and December 31, 2012, respectively.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    DECEMBER 31, 2013                  DECEMBER 31, 2012
                            --------------------------------- ------------------------------------
                                           GROSS FAIR VALUE                      GROSS FAIR VALUE
                              NOTIONAL   --------------------       NOTIONAL   ---------------------
                               AMOUNT     ASSETS  LIABILITIES        AMOUNT     ASSETS   LIABILITIES
                            ------------------------------------------------------------------------

                                                        (IN THOUSANDS)
DERIVATIVES DESIGNATED
 AS HEDGE ACCOUNTING
 INSTRUMENTS:
Currency/Interest Rate      $     72,247 $    940 $  (4,635)      $     65,612 $     192 $  (3,309)
                            ------------ -------- ----------      ------------ --------- ----------
TOTAL QUALIFYING HEDGES     $     72,247 $    940 $  (4,635)      $     65,612 $     192 $  (3,309)
                            ============ ======== ==========      ============ ========= ==========
DERIVATIVES NOT
 QUALIFYING AS HEDGE
 ACCOUNTING INSTRUMENTS:
INTEREST RATE
Interest Rate Swaps         $  1,533,750 $ 59,872 $ (80,601)      $  2,332,950 $ 139,258 $ (24,075)
Interest Rate Options            100,000    6,534          -           100,000    15,330          -
CURRENCY/INTEREST RATE
Foreign Currency Swaps            55,919       19    (1,349)            61,126     1,715    (2,894)
CREDIT
Credit Default Swaps               6,050        -      (115)           345,050       411    (1,413)
EQUITY
Total Return Swaps               219,896        -    (4,712)           253,766       193    (3,741)
Equity Options                13,170,805    6,170    (3,168)         7,800,982    16,988    (6,920)
                            ------------ -------- ----------      ------------ --------- ----------
TOTAL NON-QUALIFYING
 HEDGES                     $ 15,086,420 $ 72,595 $ (89,945)      $ 10,893,874 $ 173,895 $ (39,043)
                            ============ ======== ==========      ============ ========= ==========
TOTAL DERIVATIVES (1)       $ 15,158,667 $ 73,535 $ (94,580)      $ 10,959,486 $ 174,087 $ (42,352)
                            ============ ======== ==========      ============ ========= ==========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $778 million and $1,793 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits."

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


OFFSETTING ASSETS AND LIABILITIES

The following table presents recognized derivative instruments (including bifurcated embedded derivatives) that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                              DECEMBER 31, 2013
                                       ---------------------------------------------------------------
                                                                       NET
                                          GROSS    GROSS AMOUNTS     AMOUNTS
                                       AMOUNTS OF  OFFSET IN THE  PRESENTED IN
                                       RECOGNIZED   STATEMENT OF  THE STATEMENT  FINANCIAL
                                        FINANCIAL    FINANCIAL    OF FINANCIAL  INSTRUMENTS/   NET
                                       INSTRUMENTS    POSITION      POSITION     COLLATERAL   AMOUNT
                                       ----------- -------------- ------------- ------------ ---------

                                                               (IN THOUSANDS)
OFFSETTING OF FINANCIAL ASSETS:
Derivatives                             $ 73,535     $(73,535)      $      -     $        -  $       -
                                        ========     =========      ========     ==========  =========
OFFSETTING OF FINANCIAL LIABILITIES:
Derivatives                             $ 94,580     $  72,822      $ 21,758     $ (24,491)  $ (2,733)
                                        ========     =========      ========     ==========  =========

                                                              DECEMBER 31, 2012
                                       ---------------------------------------------------------------
                                                       GROSS           NET
                                          GROSS    AMOUNTS OFFSET    AMOUNTS
                                       AMOUNTS OF      IN THE     PRESENTED IN
                                       RECOGNIZED   STATEMENT OF  THE STATEMENT  FINANCIAL
                                        FINANCIAL    FINANCIAL    OF FINANCIAL  INSTRUMENTS/   NET
                                       INSTRUMENTS    POSITION      POSITION     COLLATERAL   AMOUNT
                                       ---------------------------------------------------------------
                                                               (IN THOUSANDS)
OFFSETTING OF FINANCIAL ASSETS:
Derivatives                             $174,087     $(42,352)      $131,735     $        -  $ 131,735
                                        ========     =========      ========     ==========  =========
OFFSETTING OF FINANCIAL LIABILITIES:
Derivatives                             $ 42,352     $(42,352)      $      -     $        -  $       -
                                        ========     =========      ========     ==========  =========

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below.

CASH FLOW HEDGES

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                         YEAR ENDED DECEMBER 31, 2013
                                                      ------------------------------------------------------------------
                                                                                                           ACCUMULATED
                                                         REALIZED                                             OTHER
                                                        INVESTMENT      NET INVESTMENT                    COMPREHENSIVE
                                                      GAINS/(LOSSES)        INCOME        OTHER INCOME     INCOME (1)
                                                      ------------------------------------------------------------------
                                                                                (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                                   $       -               (89)             (7)            (585)
                                                      --------------    --------------    ------------    -------------
  Total cash flow hedges                                           -               (89)             (7)            (585)
                                                      --------------    --------------    ------------    -------------
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                             (116,025)                -               -                -
  Currency/Interest Rate                                        (204)                -              24                -
  Credit                                                        (103)                -               -                -
  Equity                                                     (79,498)                -               -                -
  Embedded Derivatives                                         1,775                 -               -                -
                                                      --------------    --------------    ------------    -------------
  Total non-qualifying hedges                               (194,055)                -              24                -
                                                      --------------    --------------    ------------    -------------
  Total                                                    $(194,055)              (89)             17             (585)
                                                      ==============    ==============    ============    =============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31, 2012
                                                         ------------------------------------------------------------------------
                                                                                                                    ACCUMULATED
                                                            REALIZED                                                   OTHER
                                                           INVESTMENT        NET INVESTMENT                        COMPREHENSIVE
                                                         GAINS/(LOSSES)          INCOME          OTHER INCOME       INCOME (1)
                                                         ------------------------------------------------------------------------
                                                                                    (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                             $                -  $             (116) $             14  $          (2,106)
                                                         --------------      --------------      ------------      -------------
  Total cash flow hedges                                              -                (116)               14             (2,106)
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                                   5,030                   -                 -                  -
  Currency                                                          (15)                  -                 -                  -
  Currency/Interest Rate                                         (1,368)                  -               (17)                 -
  Credit                                                            143                   -                 -                  -
  Equity                                                        (56,158)                  -                 -                  -
  Embedded Derivatives                                          (55,295)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  Total non-qualifying hedges                                  (107,663)                  -               (17)                 -
                                                         --------------      --------------      ------------      -------------
  TOTAL                                                       $(107,663)              $(116)             $ (3)           $(2,106)
                                                         ==============      ==============      ============      =============

                                                                             YEAR ENDED DECEMBER 31, 2011
-                                                        --------------------------------------------------------------------
                                                                                                                    ACCUMULATED
                                                            REALIZED              NET                                  OTHER
                                                           INVESTMENT          INVESTMENT                          COMPREHENSIVE
                                                         GAINS/(LOSSES)          INCOME          OTHER INCOME       INCOME (1)
                                                         ------------------------------------------------------------------------
                                                                                    (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                             $                -  $              (89) $              1  $           1,504
                                                         --------------      --------------      ------------      -------------
  Total cash flow hedges                                              -                 (89)                1              1,504
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                                 114,601                   -                 -                  -
  Currency/Interest Rate                                          1,281                   -                 -                  -
  Credit                                                            915                   -                 -                  -
  Equity                                                        (28,070)                  -                 -                  -
  Embedded Derivatives                                         (100,093)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  Total non-qualifying hedges                                   (11,366)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  TOTAL                                              $          (11,366) $              (89) $              1  $           1,504
                                                         ==============      ==============      ============      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (IN THOUSANDS)
                                                                                     ----------------
Balance, December 31, 2010                                                                    $(2,462)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011             1,415
Amount reclassified into current period earnings                                                   85
                                                                                     ----------------
Balance, December 31, 2011                                                                       (962)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012            (2,207)
Amount reclassified into current period earnings                                                  101
                                                                                     ----------------
Balance, December 31, 2012                                                                     (3,068)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013              (680)
Amount reclassified into current period earnings                                                   95
                                                                                     ----------------
Balance, December 31, 2013                                                                    $(3,653)
                                                                                     ================

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

CREDIT DERIVATIVES WRITTEN

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. As of December 31, 2013, the Company had no outstanding written credit derivatives. As of December 31, 2012, the Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $315 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million. The underlying credits had NAIC designation ratings of 1 and 2.

The following table sets forth the composition of the Company's credit derivatives where it has written credit protection by industry category as of the dates indicated.

                                 DECEMBER 31, 2013     DECEMBER 31, 2012
                               --------------------- ----------------------
                                NOTIONAL  FAIR VALUE  NOTIONAL  FAIR VALUE
     INDUSTRY                  ---------- ---------- ---------- -----------
                                              (IN THOUSANDS)
     Corporate Securities:
       Consumer Non-cyclical   $        - $        - $  120,000 $       146
       Capital Goods                    -          -     90,000         109
       Basic Industry                   -          -     40,000          68
       Transportation                   -          -     25,000          30
       Consumer Cyclical                -          -     20,000          29
       Energy                           -          -     20,000          29
                               ---------- ---------- ---------- -----------
     Total Credit Derivatives  $        - $        - $  315,000 $       411
                               ========== ========== ========== ===========

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $6 million and $30 million of outstanding notional amounts, reported at fair value as a liability of $0.1 million and $1 million.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by its counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

COMMITMENTS

The Company had made commitments to fund $12 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $22 million as of December 31, 2013.

CONTINGENT LIABILITIES

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

LITIGATION AND REGULATORY MATTERS

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $5.4 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.   RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

EXPENSE CHARGES AND ALLOCATIONS

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program and deferred compensation program was $2 million for the years ended December 31, 2013, 2012 and 2011.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3 million for the years ended December 31, 2013, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for the Company's employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1 million for the years ended
December 31, 2013, 2012 and 2011.

AFFILIATED ASSET ADMINISTRATION FEE INCOME

In accordance with a revenue sharing agreement with AST Investment Services, Inc., the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $227 million, $226 million and $243 million for the years ended December 31, 2013, 2012 and 2011 respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

AFFILIATED INVESTMENT MANAGEMENT EXPENSES

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $7 million, $8 million and $9 million for the years ended December 31, 2013, 2012 and 2011 respectively. These expenses are recorded as "Net investment income" in the Statements of Operations and Comprehensive Income.

COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $10 million, $4 million and $4 million for the years ended December 31, 2013, 2012 and 2011 respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $4 million, $4 million and $2 million for the years ended December 31, 2013, 2012 and 2011 respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2013 are as follows:

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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                                         LEASE      SUB-LEASE
                                      ------------ -----------
                                           (IN THOUSANDS)
                 2014                 $      4,480 $      (635)
                 2015                        3,716           -
                 2016                        3,716           -
                 2017                        3,716           -
                 2018                        3,716           -
                 2019 and thereafter         3,406           -
                                      ============ ===========
                 Total                $     22,750 $      (635)
                                      ============ ===========

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sold and service the Company's products. Commissions and fees paid by the Company to PAD were $172 million, $186 million and $185 million for the years ended December 31, 2013, 2012 and 2011 respectively.

DEBT AGREEMENTS

SHORT-TERM AND LONG-TERM DEBT

The Company is authorized to borrow funds up to $4 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The Company had debt of $5 million and $0 million outstanding with Prudential Funding, LLC as of December 31, 2013 and December 31, 2012, respectively. Total interest expense on debt with Prudential Funding, LLC was less than $1 million for the years ended December 31, 2013, 2012 and 2011.

The Company had debt of $200 million and $400 million outstanding with Prudential Financial as of December 31, 2013 and December 31, 2012, respectively. This loan has a fixed interest rate of 4.49% and matures on December 29, 2014. In 2013 and 2012, $200 million partial pay downs were made on this outstanding debt. Total interest expense on debt with Prudential Financial was $17 million, $27 million and $36 million for the years ended December 31, 2013, 2012 and 2011, respectively.

REINSURANCE AGREEMENTS

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Fees ceded under these agreements are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income. The Company ceded fees of $275 million, $269 million and $263 million to Pruco Re for the years ended December 31, 2013, 2012 and 2011, respectively. The Company ceded fees of $1 million, $1 million and $2 million to Prudential Insurance for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's reinsurance payables related to affiliated reinsurance were $25 million as of December 31, 2013 and December 31, 2012.

The Company's reinsurance recoverables related to affiliated reinsurance were $0.7 billion and $1.7 billion as of December 31, 2013 and December 31, 2012, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were $(1.3) billion, $(0.3) billion and $1.3 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Changes in realized gains (losses) for the years ended December 31, 2013, 2012 and 2011 periods were primarily due to changes in market conditions in each respective period.

DERIVATIVE TRADES

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

PURCHASE/SALE OF FIXED MATURITIES AND COMMERCIAL MORTGAGE LOANS FROM/TO AN AFFILIATE

During 2011, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities had an amortized cost of $143 million and a fair value of $151 million. The net difference between historic amortized cost and the fair value was $8 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $49 million and a fair value of $54 million. The net difference between historic amortized cost and the fair value was $5 million and was recorded as a realized gain on the Company's Statement of Operations and Comprehensive Income.

During 2012, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $123 million and a fair value of $141 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $11 million to additional paid-in capital, net of taxes. The Company also sold fixed maturity securities to an affiliated company. These securities had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

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mortgage loans to an affiliated company. These loans had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

During 2013, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $90 million and a fair value of $103 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $8 million to additional paid-in capital, net of taxes. The Company also sold commercial mortgage loans to an affiliated company. These securities had an amortized cost of $6 million and a fair value of $6 million. The net difference between historic amortized cost and the fair value was less than $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

14.  LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2013, 2012 and 2011, was $0 million, $0 million and $5 million, respectively. Sub-lease rental income was $0 million, $0 million and $4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2013 as the lease agreement expired on December 31, 2011.

15.  CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

16.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                                     THREE MONTHS ENDED
                                                   ------------------------------------------------------
                                                     MARCH 31       JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                   ------------  ------------  ------------  ------------
2013                                                                   (IN THOUSANDS)
Total revenues                                     $    290,576  $    283,524  $    250,028  $    286,154
Total benefits and expenses                              93,190        96,720      (332,523)       72,431
Income (loss) from operations before income taxes
 and cumulative effect of accounting change             197,386       186,804       582,551       213,723
Net income (loss)                                  $    147,388  $    143,670  $    400,296  $    156,738
                                                   ============  ============  ============  ============

                                                                     THREE MONTHS ENDED
                                                   ------------------------------------------------------
                                                     MARCH 31       JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                   ------------  ------------  ------------  ------------
                                                                       (IN THOUSANDS)
2012
Total revenues                                     $    313,201  $    375,418  $    280,135  $    310,807
Total benefits and expenses                            (217,998)      716,619      (131,867)       55,114
Income (loss) from operations before income taxes
 and cumulative effect of accounting change             531,199      (341,201)      412,002       255,693
Net income (loss)                                  $    372,347  $   (237,147) $    309,747  $    189,112
                                                   ============  ============  ============  ============

Results for the fourth quarter of 2013 include a pre-tax expense of $22 million related to an out of period adjustment recorded by the Company primarily due to additional DAC amortization related to the overstatement of reinsured reserves in the third quarter of 2013. The overstatement resulted from the use of incorrect data inputs to calculate the impact of the market's perception of our own non-performance risk on the reserves for certain annuities with guaranteed benefits. This item impacted only the third and fourth quarters of 2013 and had no impact to full year 2013 reported results.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2013 and December 31, 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2013; the Statement of Operations for the period ended December 31, 2013; the Statement of Changes in Net Assets for the periods ended December 31, 2013 and December 31, 2012, and Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).

(2) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2013 and 2012; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2013, 2012 and 2011; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

    (b) Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

    (c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and PRUDENTIAL ANNUITIES DISTRIBUTORS, INC. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

    (b) Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement
        No. 333-96577, filed October 4, 2002.

    (c) Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement
        No. 333-96577, filed October 4, 2002.

    (d) Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

    (e) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement
        No. 333-96577, filed August 6, 2003.

    (f) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

    (g) Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

    (h) Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

    (i) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement
        No. 333-96577, filed November 16, 2005.

    (j) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

    (k) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

    (l) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

    (m) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
        No. 333-96577, filed December 18, 2007.

    (n) Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

    (o) Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

    (p) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (q) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (r) Highest Daily Lifetime Seven Benefit Schedule Supplement
        (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (s) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (t) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (u) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (v) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (w) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (x) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (y) Schedule supplement Highest Daily Lifetime Five Benefit
        (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (z) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (aa)Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (ab)Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

    (ac)Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ad)Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ae)Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (af)Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

    (ag)GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with
        Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ah)GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ai)Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (aj)Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (ak)Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (al)GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

    (am)HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

    (an)HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

    (ao)Amendatory Tax Endorsement filed via EDGAR with Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

    (ap)END-REDOM-ANN (09/13), filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement
        No. 33-87010, filed March 2, 1998.

6   (a) Copy of the amended certificate of incorporation of Prudential
        Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

    (b) Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

    (c) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

    (d) Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)     Annuity Reinsurance Agreements between Depositor and:

    (a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

    (b) The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement
        No. 333-96577, filed April 18, 2005.

    (c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

    (f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

    (g) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (h) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (i) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (j) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (k) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (l) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (m) Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (n) Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

    (p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)     Agreements between Depositor and:

    (a) Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

    (b) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

    (c) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (d) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (e) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

    (f) Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

    (g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

    (h) Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

    (i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

    (j) ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

    (k) Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

    (l) Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

    (m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577 Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

    (n) Amendment to Fund Participation Agreement, filed via EDGAR to Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

(9) Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.

(10) Written Consent Independent Registered Public Accounting Firm.(FILED HEREWITH)

(11)    Not applicable.

(12)    Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

(14)    Financial Data Schedule - Not applicable.

(15)

     (a) Power of Attorney for Bernard J. Jacob (FILED HEREWITH)

     (b) Powers of Attorney for Daniel O. Kane and George M. Gannon (FILED HEREWITH)

     (c) Power of Robert F. O'Donnell filed with Post-Effective Amendment No. 52 to Registration Statement No. 333-96577 on August 16, 2012.

     (d) Powers of Attorney for Richard F. Lambert and Yanela C. Frias filed with Post-Effective Amendment No. 54 to Registration Statement No. 333-96577 on February 14, 2013

     (e) Power of Attorney for Kenneth Y. Tanji filed via EDGAR to Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

     (f) Power of Attorney for Stephen Pelletier (FILED HEREWITH)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

   NAME AND PRINCIPAL BUSINESS
   ADDRESS                            POSITION AND OFFICES WITH DEPOSITOR
   ---------------------------        --------------------------------------
   Timothy S. Cronin                  Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Joseph D. Emanuel                  Senior Vice President, Chief Legal
   One Corporate Drive                Officer and Corporate Secretary
   Shelton, Connecticut 06484-6208

   Bruce Ferris                       Executive Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yanela C. Frias                    Director, Chief Financial Officer and
   213 Washington Street              Executive Vice President
   Newark, New Jersey 07102-2917

   George M. Gannon                   Senior Vice President and Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Jacob Herschler                    Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Bernard J. Jacob                   Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Daniel O. Kane                     Senior Vice President, Chief Actuary
   213 Washington Street              and Director
   Newark, New Jersey 07102-2992

   Patricia L. Kelley                 Vice President and Chief Compliance
   One Corporate Drive                Officer
   Shelton, Connecticut 06484-6208

   Richard F. Lambert                 Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Michael Long                       Senior Vice President
   2 Gateway Center
   Newark, New Jersey 07102-5005

   Steven P. Marenakos                Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Robert F. O'Donnell                President, Chief Executive
   One Corporate Drive                Officer and Director
   Shelton, CT 06484-6208

   Stephen Pelletier                  Senior Vice President
   751 Broad Street
   Newark, New Jersey 07102-3714

   Yvonne Rocco                       Senior Vice President
   751 Broad Street
   Newark, New Jersey 07102-3714

   Kenneth Y. Tanji                   Director and Treasurer
   751 Broad Street
   Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
Registrant: The Registrant separate account may be deemed to be under common control(or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 27, 2014, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: AS OF FEBRUARY 28, 2014 THERE WERE 61,746 QUALIFIED AND 21,539 NON-QUALIFIED OWNERS OF ANNUITIES.

ITEM 28. INDEMNIFICATION: The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in
Section 10- 850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities' By-law, Article VI relates to indemnification of officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Directors and officers of PAD

   As of the date this Post-Effective Amendment was filed, the Directors and
                             Officers of PAD are:

                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
-----------------------------  -------------------------

Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Bruce Ferris                   President and Chief
One Corporate Drive            Executive Officer and
Shelton, Connecticut           Director
06484-6208

Yanela C. Frias                Senior Vice President
213 Washington Street          and Director
Newark, New Jersey
07102-2917

Jacob M. Herschler             Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Patricia L. Kelley             Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Yvonne Rocco                   Senior Vice President
751 Broad Street
Newark, New Jersey
07102-3714

Adam Scaramella                Vice President, Secretary
2101 Welsh Road                and Chief Legal
Dresher, Pennsylvania          Officer
19025-5001

Mark E. Sieb                   Treasurer
751 Broad Street
Newark, New Jersey
07102-3714

Steven Weinreb                 Chief Financial Officer
3 Gateway Center               and Controller
Newark, New Jersey
07102-4061

Michael B. McCauley            Vice President
One Corporate Drive            and Chief Compliance
Shelton, Connecticut           Officer
06484-6208

Robert R. Costello             Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Mark Livesay                   Vice President
One Corporate Drive            and Chief Operating
Shelton, Connecticut           Officer
06484-6208

Andrew A. Morawiec             Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

(c) Commissions received by PAD during 2013 with respect to annuities sold by PALAC.

                                    NET UNDERWRITING DISCOUNTS          COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER       AND COMMISSIONS                       REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------       ----------------------------------  --------------- ----------- ------------
Prudential Annuities Distributors,
  Inc. *...........................            $170,706,559                  $-0-          $-0-         $-0-

*  PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS: ACCOUNTS AND RECORDS ARE MAINTAINED

by PALAC at its offices in Shelton, Connecticut, and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES: NONE

ITEM 32. UNDERTAKINGS:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Shelton and the State of Connecticut on this 14th day of April 2014.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  REGISTRANT

              By: Prudential Annuities Life Assurance Corporation
                                  (Depositor)


By  /s/ Stephen Pelletier*
    ----------------------------
    Stephen Pelletier
    Senior Vice President,
    performing the functions of
    the principal executive
    officer as of the date of
    this Registration Statement
    on Form N-4

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR


By  /s/ Stephen Pelletier*
    ----------------------------
    Stephen Pelletier
    Senior Vice President,
    performing the functions of
    the principal executive
    officer as of the date of
    this Registration Statement
    on Form N-4

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                    TITLE                                DATE
---------                                    -----                                ----

-----------------       Chief Executive Officer, President and Director      April 14, 2014
Robert F. O'Donnell

Yanela C. Frias*     Executive Vice President, Chief Financial Officer and
-----------------                           Director
Yanela C. Frias

                                      (BOARD OF DIRECTORS)
George M. Gannon*
-----------------
George M. Gannon

Daniel O. Kane*
-----------------
Daniel O. Kane

Kenneth Y. Tanji*
-----------------
Kenneth Y. Tanji

Bernard J. Jacob*
-----------------
Bernard J. Jacob

Richard F. Lambert*
-----------------
Richard F. Lambert

By:/s/ William J. Evers
-------------------------------
William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS


No. (b) 10 Written Consent of Independent Registered Public Accounting Firm.
(15)(a) Power of Attorney for Bernard J. Jacob
(15)(b) Powers of Attorney for Daniel O. Kane and George M. Gannon
(15)(f) Power of Attorney for Stephen Pelletier